UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(415) 670-2000

Date of fiscal year end:	February 28, 2021

Date of reporting period:	August 31, 2020

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

•	iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

•	iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

•	iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

•	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

•	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

•	iShares Short Treasury Bond ETF | SHV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.63%	21.94%
U.S. small cap equities (Russell 2000® Index)	6.57	6.02
International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13
Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	0.03%
Fund Market	0.03
Index	0.03

The inception date of the Fund was 5/26/20. The first day of secondary market trading was 5/28/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (05/26/20)	(a)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,000.30	$ 0.08		$1,000.00	$1,025.10	$ 0.15		0.03%

(a)	The beginning of the period (commencement of operations) is May 26, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (97 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	100.0%

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Bill, , 10/01/20	31.8%
U.S. Treasury Bill, , 10/08/20	31.6
U.S. Treasury Bill, , 09/17/20	21.6
U.S. Treasury Bill, , 10/27/20	5.4
U.S. Treasury Bill, , 09/29/20	4.9

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.54%	3.31%	1.73%	1.17%	3.31%	8.94%	12.29%
Fund Market	1.54	3.30	1.73	1.17	3.30	8.95	12.29
Index	1.61	3.49	1.87	1.30	3.49	9.71	13.81

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.40	$ 0.76		$1,000.00	$1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	1.5%
1-2 Years	59.8
2-3 Years	38.6
3-4 Years	0.1

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 2.50%, 01/15/22	6.2%
U.S. Treasury Note/Bond, 2.13%, 05/15/22	5.7
U.S. Treasury Note/Bond, 1.75%, 07/15/22	5.6
U.S. Treasury Note/Bond, 1.63%, 11/15/22	5.6
U.S. Treasury Note/Bond, 1.88%, 04/30/22	5.5

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2020	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.26%	6.26%	3.27%	2.73%	6.26%	17.43%	30.87%
Fund Market	3.17	6.16	3.26	2.72	6.16	17.40	30.81
Index	3.37	6.46	3.39	2.84	6.46	18.14	32.31

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,032.60	$ 0.77		$1,000.00	$1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
2-3 Years	3.4%
3-4 Years	34.0
4-5 Years	20.5
5-6 Years	18.8
6-7 Years	21.8
7-8 Years	1.5

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 2.38%, 08/15/24	10.1%
U.S. Treasury Note/Bond, 2.38%, 05/15/27	7.7
U.S. Treasury Note/Bond, 2.25%, 11/15/25	7.5
U.S. Treasury Note/Bond, 2.25%, 02/15/27	7.3
U.S. Treasury Note/Bond, 2.00%, 02/15/25	5.8

F U N D S U M M A R Y	6

Fund Summary as of August 31, 2020	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.34%	8.43%	4.67%	4.13%	8.43%	25.65%	49.93%
Fund Market	4.26	8.20	4.66	4.12	8.20	25.59	49.70
Index	4.43	8.58	4.77	4.23	8.58	26.25	51.26

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,043.40	$ 0.77		$1,000.00	$1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
7-8 Years	35.5%
8-9 Years	42.0
9-10 Years	22.5

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 1.50%, 02/15/30	14.6%
U.S. Treasury Note/Bond, 3.13%, 11/15/28	14.2
U.S. Treasury Note/Bond, 2.63%, 02/15/29	13.0
U.S. Treasury Note/Bond, 2.88%, 05/15/28	12.7
U.S. Treasury Note/Bond, 2.38%, 05/15/29	12.5

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2020	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.36%	11.00%	6.30%	5.34%	11.00%	35.71%	68.25%
Fund Market	4.79	10.44	6.25	5.28	10.44	35.38	67.36
Index	5.37	11.09	6.40	5.45	11.09	36.36	70.07

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,053.60	$ 0.78		$1,000.00	$1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
15-16 Years	0.3%
17-18 Years	18.2
18-19 Years	18.0
19-20 Years	58.0
20-21 Years	5.1
21-22 Years	0.4

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 4.38%, 11/15/39	21.8%
U.S. Treasury Note/Bond, 4.25%, 05/15/39	18.0
U.S. Treasury Note/Bond, 4.63%, 02/15/40	10.7
U.S. Treasury Note/Bond, 4.38%, 02/15/38	10.1
U.S. Treasury Note/Bond, 1.13%, 05/15/40	9.9

F U N D S U M M A R Y	8

Fund Summary as of August 31, 2020	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.88%	12.84%	8.53%	7.09%	12.84%	50.60%	98.31%
Fund Market	5.19	12.13	8.51	7.01	12.13	50.41	96.82
Index	5.91	12.98	8.64	7.19	12.98	51.33	100.27

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,058.80	$ 0.78		$1,000.00	$1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
15-20 Years	0.2%
20-25 Years	30.1
25-30 Years	69.7

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 3.00%, 08/15/48	9.4%
U.S. Treasury Note/Bond, 3.00%, 02/15/49	7.0
U.S. Treasury Note/Bond, 2.50%, 02/15/46	6.4
U.S. Treasury Note/Bond, 2.88%, 05/15/43	5.9
U.S. Treasury Note/Bond, 3.13%, 05/15/48	5.5

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2020	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.45%	1.46%	1.19%	0.61%	1.46%	6.07%	6.26%
Fund Market	0.43	1.45	1.19	0.61	1.45	6.07	6.27
Index(a)	0.52	1.58	1.33	0.74	1.58	6.82	7.66
ICE U.S. Treasury Short Bond Index	0.52	1.58	1.32	0.74	1.58	6.78	7.62
ICE Short US Treasury Securities Index(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 through April 30, 2020 reflects the performance of the ICE U.S. Treasury Short Bond Index. Index performance beginning on May 1, 2020 reflects the performance of the ICE Short US Treasury Securities Index, which, effective as of May 1, 2020, replaced the ICE U.S. Treasury Short Bond Index as the underlying index of the fund.

(b)	The inception date of the ICE Short US Treasury Securities Index was March 10, 2020.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,004.50	$ 0.76		$1,000.00	$1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government Obligations	100.0%

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Bill, , 09/17/20	16.3%
U.S. Treasury Bill, 0.15%, 09/24/20	9.3
U.S. Treasury Note/Bond, 2.00%, 11/30/20	6.4
U.S. Treasury Bill, , 10/01/20	6.0
U.S. Treasury Bill, , 09/22/20	5.8

F U N D S U M M A R Y	10

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.3%
U.S. Treasury Bill
0.00%, 09/15/20(a)	$2	$2,000
0.00%, 09/17/20(a)	170,924	170,916,973
0.00%, 09/22/20(a)	37,224	37,221,991
0.00%, 09/29/20(a)	38,561	38,558,226
0.00%, 10/01/20(a)	251,515	251,493,516
0.00%, 10/08/20(a)	250,000	249,975,270
0.00%, 10/27/20(a)	42,838	42,830,837

		790,998,813

Total U.S. Government Obligations — 95.3% (Cost: $791,002,424)		790,998,813

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(b)(c)	39,160	39,160,000

Total Short-Term Investments — 4.7% (Cost: $39,160,000)		39,160,000

Total Investments in Securities — 100.0% (Cost: $830,162,424)		830,158,813

Other Assets, Less Liabilities — (0.0)%		(4,610)

Net Assets — 100.0%		$830,154,203

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/26/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—		$0	(c)	$—	$—	$—	$—	—	$762	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		39,160,000	(c)	—	—	—	39,160,000	39,160	19,429		—

						$—	$—	$39,160,000		$20,191		$—

(a)	The Fund commenced operations on May 26, 2020.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® 0-3 Month Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$790,998,813	$—	$790,998,813
Money Market Funds	39,160,000	—	—	39,160,000

	$39,160,000	$790,998,813	$—	$830,158,813

See notes to financial statements.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.2%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$33,460	$33,450,851
0.13%, 05/31/22	51,637	51,618,847
0.13%, 07/31/22	12,573	12,569,071
0.13%, 08/31/22	381,627	381,582,277
0.13%, 05/15/23	109,226	109,166,267
0.13%, 07/15/23	373,830	373,596,356
0.13%, 08/15/23	839,360	838,835,400
0.25%, 04/15/23	814,754	817,013,671
0.25%, 06/15/23	468,041	469,430,497
0.38%, 03/31/22	72,770	73,028,173
1.13%, 08/31/21	189,381	191,193,435
1.25%, 10/31/21	21	21,261
1.38%, 10/15/22	388,540	398,678,466
1.38%, 02/15/23	53,099	54,710,637
1.38%, 06/30/23	128,280	132,709,669
1.50%, 10/31/21	58,228	59,137,813
1.50%, 01/31/22	119,875	122,160,117
1.50%, 08/15/22	120,351	123,538,422
1.50%, 09/15/22	13,050	13,411,934
1.50%, 01/15/23	60,344	62,293,394
1.50%, 02/28/23	130,785	135,219,429
1.50%, 03/31/23	88,544	91,643,040
1.63%, 08/15/22	11,056	11,376,883
1.63%, 08/31/22	265,015	272,892,984
1.63%, 11/15/22	1,121,664	1,158,293,650
1.63%, 04/30/23	119,658	124,374,208
1.75%, 11/30/21	45,002	45,887,977
1.75%, 02/28/22	15,178	15,541,442
1.75%, 03/31/22	31,235	32,024,416
1.75%, 04/30/22	120,998	124,226,189
1.75%, 05/15/22	198,239	203,644,109
1.75%, 05/31/22	789,072	811,110,536
1.75%, 06/30/22	97,724	100,590,825
1.75%, 07/15/22	1,131,780	1,165,644,985
1.75%, 09/30/22	143,500	148,331,915
1.75%, 01/31/23	51,520	53,528,475
1.75%, 05/15/23	568,981	593,540,530
1.88%, 01/31/22	249,261	255,317,265
1.88%, 02/28/22	183,338	188,071,844
1.88%, 03/31/22	22,979	23,606,845
1.88%, 04/30/22	1,101,278	1,132,939,743
1.88%, 05/31/22	186,724	192,362,189
1.88%, 07/31/22	551,286	569,547,349
1.88%, 08/31/22	130,188	134,703,896
1.88%, 09/30/22	149,209	154,606,170
1.88%, 10/31/22	437,487	453,926,939

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 08/31/21	$80,673	$82,157,257
2.00%, 10/31/21	332,560	339,678,863
2.00%, 12/31/21	93,999	96,312,257
2.00%, 07/31/22	62,729	64,956,369
2.00%, 10/31/22	137,237	142,753,284
2.00%, 11/30/22	203,301	211,790,405
2.00%, 02/15/23	95,781	100,132,301
2.13%, 08/15/21	697	710,069
2.13%, 09/30/21	72,096	73,616,775
2.13%, 05/15/22	1,145,722	1,184,211,098
2.13%, 06/30/22	358,010	370,945,907
2.25%, 07/31/21	15	15,281
2.25%, 04/15/22	894,572	924,973,578
2.38%, 01/31/23	229,671	242,069,647
2.50%, 01/15/22	1,246,964	1,287,003,241
2.50%, 02/15/22	891,246	921,708,512
2.50%, 03/31/23	63,480	67,338,394
2.50%, 01/31/24	11,024	11,896,446
2.63%, 07/15/21	23	23,491
2.63%, 02/28/23	354,110	376,062,054
2.75%, 08/15/21	30,468	31,217,491
2.75%, 04/30/23	335,493	358,715,941
2.75%, 05/31/23	299,851	321,250,523
2.88%, 10/15/21	617,957	636,736,787
2.88%, 11/15/21	376,074	388,384,549
7.13%, 02/15/23	1,874	2,195,435
7.25%, 08/15/22	386	440,027

		20,748,396,373

Total U.S. Government Obligations — 98.2% (Cost: $20,528,563,750)		20,748,396,373

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(a)(b)	1,056,238	1,056,238,000

Total Short-Term Investments — 5.0% (Cost: $1,056,238,000)		1,056,238,000

Total Investments in Securities — 103.2% (Cost: $21,584,801,750)		21,804,634,373

Other Assets, Less Liabilities — (3.2)%		(673,614,169)

Net Assets — 100.0%		$21,131,020,204

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,355,990	$625,882,010	(a)	$—	$—	$—	$1,056,238,000	1,056,238	$768,957	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$20,748,396,373	$—	$20,748,396,373
Money Market Funds	1,056,238,000	—	—	1,056,238,000

	$1,056,238,000	$20,748,396,373	$—	$21,804,634,373

See notes to financial statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.13%, 05/15/23	$769	$768,579
0.25%, 05/31/25	4,529	4,529,354
0.25%, 08/31/25	50,000	49,968,750
0.38%, 04/30/25	3,990	4,013,379
0.50%, 03/31/25	2,600	2,630,672
0.50%, 04/30/27	165,585	166,089,518
0.50%, 05/31/27	2,909	2,916,386
0.50%, 06/30/27	18,475	18,512,527
0.50%, 08/31/27	60,140	60,224,572
0.63%, 03/31/27	2,182	2,207,485
1.13%, 02/28/25	2,096	2,179,676
1.13%, 02/28/27	16,661	17,397,729
1.25%, 07/31/23	33,321	34,384,408
1.25%, 08/31/24	173,798	181,001,112
1.38%, 06/30/23	1,098	1,136,019
1.50%, 08/15/26	36,524	38,926,594
1.63%, 02/15/26	332,984	356,344,909
1.63%, 05/15/26	456,510	489,339,488
1.63%, 09/30/26	50,297	54,028,123
1.75%, 05/15/23	246	256,618
1.75%, 06/30/24	5,891	6,239,628
1.88%, 07/31/26	24,256	26,391,665
2.00%, 04/30/24	13,255	14,130,037
2.00%, 05/31/24	18,663	19,919,107
2.00%, 06/30/24	70,098	74,911,761
2.00%, 02/15/25	606,330	653,699,423
2.00%, 08/15/25	86,828	94,211,772
2.00%, 11/15/26	1,468	1,611,359
2.13%, 11/30/23	374,100	397,846,156
2.13%, 02/29/24	259,743	277,357,036
2.13%, 03/31/24	45,092	48,216,735
2.13%, 07/31/24	32,626	35,075,499
2.13%, 09/30/24	32,626	35,160,887
2.13%, 05/15/25	397,683	432,418,125
2.13%, 05/31/26	183,849	202,355,436
2.25%, 12/31/23	187,645	200,596,903
2.25%, 01/31/24	1,710	1,830,836
2.25%, 10/31/24	34,280	37,172,375
2.25%, 11/15/24	481,781	522,770,022
2.25%, 12/31/24	94,420	102,630,114
2.25%, 11/15/25	770,951	848,708,640
2.25%, 02/15/27	733,216	818,280,509

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 08/15/27	$403,064	$452,061,467
2.25%, 11/15/27	155,000	174,290,234
2.38%, 08/15/24	1,048,789	1,138,386,719
2.38%, 05/15/27	765,803	863,083,912
2.50%, 01/31/24	9,351	10,091,044
2.50%, 05/15/24	545,592	592,180,439
2.63%, 06/30/23	21,425	22,923,913
2.63%, 12/31/23	74,973	81,079,199
2.63%, 03/31/25	17,846	19,781,873
2.75%, 05/31/23	8,246	8,834,494
2.75%, 07/31/23	268,284	288,572,977
2.75%, 08/31/23	22,340	24,074,841
2.75%, 11/15/23	127,892	138,443,090
2.75%, 02/15/24	500,960	545,381,065
2.75%, 02/28/25	9,728	10,819,740
2.75%, 06/30/25	129,622	145,120,943
2.88%, 09/30/23	19,934	21,598,022
2.88%, 10/31/23	47,684	51,765,080
2.88%, 05/31/25	144,946	162,894,840
2.88%, 07/31/25	25,870	29,166,404
2.88%, 11/30/25	32,679	37,065,135
3.00%, 09/30/25	38,280	43,527,051
3.00%, 10/31/25	68,169	77,632,888

		11,277,165,293

Total U.S. Government Obligations — 99.4% (Cost: $10,886,039,802)		11,277,165,293

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(a)(b)	66,190	66,190,000

Total Short-Term Investments — 0.6% (Cost: $66,190,000)		66,190,000

Total Investments in Securities — 100.0% (Cost: $10,952,229,802)		11,343,355,293

Other Assets, Less Liabilities — 0.0%		2,929,860

Net Assets — 100.0%		$11,346,285,153

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$8,982,000	$57,208,000	(a)	$—	$—	$—	$66,190,000	66,190	$130,723	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® 3-7 Year Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,277,165,293	$—	$11,277,165,293
Money Market Funds	66,190,000	—	—	66,190,000

	$66,190,000	$11,277,165,293	$—	$11,343,355,293

See notes to financial statements.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 100.2%
U.S. Treasury Note/Bond
0.50%, 06/30/27	$4	$4,008
0.63%, 05/15/30	1,037,658	1,031,821,174
0.63%, 08/15/30	524,734	521,208,443
1.50%, 02/15/30	2,668,979	2,875,407,845
1.63%, 08/15/29	337,230	366,593,047
2.25%, 08/15/27	90	100,380
2.25%, 11/15/27	9,009	10,129,748
2.38%, 05/15/29	2,146,971	2,468,094,463
2.63%, 02/15/29	2,185,080	2,550,569,228
2.75%, 02/15/28	1,811,217	2,107,379,154
2.88%, 05/15/28	2,123,080	2,497,687,744
2.88%, 08/15/28	2,019,592	2,383,986,477
3.13%, 11/15/28	2,321,840	2,796,275,118
5.25%, 11/15/28	51,353	70,748,787
5.25%, 02/15/29	4,337	6,015,046
6.13%, 08/15/29	3,251	4,822,274

		19,690,842,936

Total U.S. Government Obligations — 100.2% (Cost: $19,096,342,794)		19,690,842,936

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(a)(b)	69,559	$69,559,000

Total Short-Term Investments — 0.3% (Cost: $ 69,559,000)		69,559,000

Total Investments in Securities — 100.5% (Cost: $ 19,165,901,794)		19,760,401,936

Other Assets, Less Liabilities — (0.5)%		(101,635,070)

Net Assets — 100.0%		$19,658,766,866

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$179,887,000	$—	$(110,328,000	)(a)	$—	$—	$69,559,000	69,559	$510,778	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,690,842,936	$—	$19,690,842,936
Money Market Funds	69,559,000	—	—	69,559,000

	$69,559,000	$19,690,842,936	$—	$19,760,401,936

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) August 31, 2020	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.13%, 05/15/40	$132,103	$130,162,737
1.13%, 08/15/40	82,300	80,821,172
3.13%, 11/15/41	3,632	4,893,694
3.88%, 08/15/40	74,576	110,186,040
4.25%, 05/15/39	155,494	238,063,130
4.25%, 11/15/40	38,000	58,882,188
4.38%, 02/15/38	86,763	133,381,167
4.38%, 11/15/39	185,020	288,386,406
4.38%, 05/15/40	9,967	15,609,646
4.38%, 05/15/41	5,260	8,304,020
4.50%, 02/15/36(a)	2,222	3,361,189
4.50%, 05/15/38	68,105	106,278,696
4.63%, 02/15/40	88,292	141,908,696
4.75%, 02/15/37	5	7,874
5.00%, 05/15/37	1	1,134

		1,320,247,789

Total U.S. Government Obligations — 99.4% (Cost: $1,270,883,871)		1,320,247,789

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(b)(c)(d)	45,399	$45,399,272

Total Short-Term Investments — 3.4% (Cost: $ 45,399,272)		45,399,272

Total Investments in Securities — 102.8% (Cost: $ 1,316,283,143)		1,365,647,061

Other Assets, Less Liabilities — (2.8)%		(37,133,286)

Net Assets — 100.0%		$1,328,513,775

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,588,000	$21,811,272	(a)	$—	$—	$—	$45,399,272	45,399	$89,745	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,320,247,789	$—	$1,320,247,789
Money Market Funds	45,399,272	—	—	45,399,272

	$45,399,272	$1,320,247,789	$—	$1,365,647,061

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
1.13%, 05/15/40	$45	$44,339
1.13%, 08/15/40	6,460	6,343,922
1.25%, 05/15/50(a)	40,739	38,702,050
1.38%, 08/15/50	162,387	159,341,949
2.00%, 02/15/50	530,984	601,090,028
2.25%, 08/15/49	223,515	265,956,299
2.38%, 11/15/49	37,379	45,663,705
2.50%, 02/15/45	47,030	57,733,367
2.50%, 02/15/46	922,277	1,136,022,514
2.50%, 05/15/46	740,573	913,046,245
2.75%, 08/15/42	350,401	447,801,656
2.75%, 11/15/42	429,341	548,063,978
2.75%, 08/15/47	653,985	848,188,405
2.75%, 11/15/47	456,401	592,804,544
2.88%, 05/15/43	811,170	1,056,169,340
2.88%, 08/15/45	390,084	511,360,245
2.88%, 11/15/46	341,150	450,238,569
2.88%, 05/15/49	666,390	892,442,786
3.00%, 11/15/44	4,639	6,183,946
3.00%, 05/15/45	974	1,300,803
3.00%, 11/15/45	4	5,496
3.00%, 02/15/47	188,062	254,022,873
3.00%, 05/15/47	456,367	617,129,134
3.00%, 02/15/48	677,568	920,274,564
3.00%, 08/15/48	1,235,477	1,683,578,714
3.00%, 02/15/49	908,262	1,241,977,468
3.13%, 11/15/41	4,149	5,589,887
3.13%, 02/15/43	369,180	498,840,325
3.13%, 08/15/44	685,177	930,395,286
3.13%, 05/15/48	703,925	978,125,646
3.38%, 05/15/44	525	739,568
3.38%, 11/15/48	563,198	819,210,653
3.63%, 08/15/43	342,076	497,866,985
3.63%, 02/15/44	5	7,289

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.75%, 08/15/41	$1,059	$1,550,563
3.75%, 11/15/43	498,501	738,773,996
3.88%, 08/15/40	25,517	37,701,663
4.25%, 05/15/39	1	1,684
4.25%, 11/15/40	40,994	63,521,329
4.38%, 02/15/38	4	5,534
4.38%, 11/15/39	17	25,874
4.38%, 05/15/40	9	13,625
4.50%, 02/15/36(a)	2	3,026
4.50%, 05/15/38	5	7,334
4.63%, 02/15/40	6	9,001
5.00%, 05/15/37	2	3,888

		17,867,880,095

Total U.S. Government Obligations — 99.2% (Cost: $17,521,940,167)		17,867,880,095

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(b)(c)(d)	162,965	162,965,494

Total Short-Term Investments — 0.9% (Cost: $162,965,494)		162,965,494

Total Investments in Securities — 100.1% (Cost: $17,684,905,661)		18,030,845,589

Other Assets, Less Liabilities — (0.1)%		(23,059,137)

Net Assets — 100.0%		$18,007,786,452

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$231,813,388	$—	$(68,847,894	)(a)	$—	$—	$162,965,494	162,965	$182,243	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® 20+ Year Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$17,867,880,095	$—	$17,867,880,095
Money Market Funds	162,965,494	—	—	162,965,494

	$162,965,494	$17,867,880,095	$—	$18,030,845,589

See notes to financial statements.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.8%
U.S. Treasury Bill
0.00%, 09/15/20 (a)	$3	$3,000
0.00%, 09/17/20 (a)	3,164,378	3,164,247,663
0.00%, 09/22/20 (a)	1,134,467	1,134,405,784
0.00%, 09/29/20 (a)	711,431	711,379,820
0.00%, 10/01/20 (a)	1,164,190	1,164,090,555
0.00%, 10/08/20 (a)	95,495	95,485,554
0.00%, 10/27/20 (a)	365	365,139
0.10%, 09/03/20 (a)	4	4,000
0.10%, 10/13/20 (a)(b)	257,944	257,913,906
0.10%, 12/03/20 (a)	184,499	184,441,805
0.11%, 11/19/20 (a)(b)	562,634	562,501,275
0.12%, 01/28/21 (a)	115,756	115,703,299
0.13%, 12/31/20 (a)	157,620	157,556,427
0.14%, 11/12/20 (a)	124,199	124,172,918
0.15%, 09/24/20 (a)	1,801,552	1,801,448,411
0.15%, 10/20/20 (a)	23	22,997
0.15%, 11/05/20 (a)	801,927	801,778,587
0.15%, 11/27/20 (a)	484,470	484,339,750
0.18%, 11/03/20 (a)	13,159	13,156,927
0.18%, 02/25/21 (a)	411,852	411,598,884
U.S. Treasury Note/Bond
1.13%, 02/28/21	335,469	337,067,721
1.13%, 07/31/21	67,000	67,581,016
1.13%, 08/31/21	644,359	650,525,715
1.25%, 03/31/21	1,204	1,211,760
1.38%, 09/30/20	283	283,283
1.38%, 01/31/21	2,654	2,667,477
1.38%, 04/30/21	486,197	490,071,382
1.50%, 08/31/21	9,750	9,880,254
1.63%, 10/15/20	115	115,208
1.63%, 11/30/20	11,727	11,770,082
1.75%, 10/31/20	180	180,478
1.75%, 12/31/20	100	100,354
1.75%, 07/31/21	18,000	18,259,453
2.00%, 09/30/20	33	33,049
2.00%, 11/30/20	1,243,610	1,249,324,724
2.00%, 02/28/21	511,016	515,687,008
2.00%, 05/31/21	124,486	126,178,232
2.00%, 08/31/21	358,054	364,641,635

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 01/31/21	$503,271	$507,360,077
2.13%, 06/30/21	233,231	237,011,894
2.13%, 08/15/21	683,786	696,660,412
2.25%, 03/31/21	376,364	380,950,936
2.25%, 04/30/21	927,747	940,757,204
2.25%, 07/31/21	113,101	115,256,988
2.38%, 12/31/20	18,940	19,079,091
2.38%, 03/15/21	132,018	133,611,498
2.50%, 12/31/20	11,882	11,972,972
2.50%, 01/31/21	835	843,154
2.50%, 02/28/21	173	175,021
2.63%, 11/15/20	426,903	429,072,312
2.63%, 06/15/21	221,583	225,893,483
2.63%, 07/15/21	143,489	146,566,166
2.75%, 09/30/20	59	59,123
2.75%, 11/30/20	208	209,339
2.75%, 08/15/21	378,370	387,681,451
3.13%, 05/15/21	24,423	24,934,357
3.63%, 02/15/21	100,492	102,077,889

Total U.S. Government Obligations — 97.8% (Cost: $19,381,217,532)		19,390,368,899

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(c)(d)(e)	972,540	972,540,000

Total Money Market Funds — 4.9% (Cost: $972,540,000)		972,540,000

Total Investments in Securities — 102.7% (Cost: $20,353,757,532)		20,362,908,899

Other Assets, Less Liabilities — (2.7)%		(534,591,027)

Net Assets — 100.0%		$19,828,317,872

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,531,896,510	$—	$(559,356,510	)(a)	$—	$—	$972,540,000	972,540	$3,310,923	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$19,390,368,899	$—	$19,390,368,899
Money Market Funds	972,540,000	—	—	972,540,000

	$972,540,000	$19,390,368,899	$—	$20,362,908,899

See notes to financial statements.

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

August 31, 2020

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$790,998,813	$20,748,396,373	$11,277,165,293	$19,690,842,936
Affiliated(b)	39,160,000	1,056,238,000	66,190,000	69,559,000
Cash	4,322	5,982	1,082	5,613
Receivables:
Investments sold	—	—	139,319,249	442,862,653
Securities lending income — Affiliated	—	553	—	—
Capital shares sold	—	—	167,028	—
Dividends	11,833	91,630	7,236	12,027
Interest	—	80,018,604	39,987,952	67,364,845

Total assets	830,174,968	21,884,751,142	11,522,837,840	20,270,647,074

LIABILITIES
Payables:
Investments purchased	—	739,146,537	175,093,139	609,229,579
Capital shares redeemed	—	11,831,718	—	101,207
Investment advisory fees	20,765	2,752,683	1,459,548	2,549,422

Total liabilities	20,765	753,730,938	176,552,687	611,880,208

NET ASSETS	$830,154,203	$21,131,020,204	$11,346,285,153	$19,658,766,866

NET ASSETS CONSIST OF:
Paid-in capital	$830,095,925	$20,737,528,696	$10,819,220,554	$18,049,863,905
Accumulated earnings	58,278	393,491,508	527,064,599	1,608,902,961

NET ASSETS	$830,154,203	$21,131,020,204	$11,346,285,153	$19,658,766,866

Shares outstanding	8,300,000	244,200,000	84,900,000	161,600,000

Net asset value	$100.02	$86.53	$133.64	$121.65

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$791,002,424	$20,528,563,750	$10,886,039,802	$19,096,342,794
(b) Investments, at cost — Affiliated	$39,160,000	$1,056,238,000	$66,190,000	$69,559,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	24

Statements of Assets and Liabilities  (unaudited) (continued)

August 31, 2020

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,320,247,789	$17,867,880,095	$19,390,368,899
Affiliated(c)	45,399,272	162,965,494	972,540,000
Cash	2,629	121	822
Receivables:
Investments sold	138,035,353	121,723,512	999,964,445
Securities lending income — Affiliated	4,606	8	13,072
Capital shares sold	139,308	—	—
Dividends	262	12,591	132,175
Interest	6,960,896	61,004,246	30,212,163

Total assets	1,510,790,115	18,213,586,067	21,393,231,576

LIABILITIES
Collateral on securities loaned, at value	43,562,272	137,494	547,740,000
Payables:
Investments purchased	138,549,617	202,771,377	1,014,501,543
Capital shares redeemed	—	422,910	—
Investment advisory fees	164,451	2,467,834	2,672,161

Total liabilities	182,276,340	205,799,615	1,564,913,704

NET ASSETS	$1,328,513,775	$18,007,786,452	$19,828,317,872

NET ASSETS CONSIST OF:
Paid-in capital	$1,186,521,022	$15,360,532,152	$19,765,967,045
Accumulated earnings	141,992,753	2,647,254,300	62,350,827

NET ASSETS	$1,328,513,775	$18,007,786,452	$19,828,317,872

Shares outstanding	8,000,000	110,500,000	179,100,000

Net asset value	$166.06	$162.97	$110.71

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$41,580,411	$135,607	$536,903,129
(b) Investments, at cost — Unaffiliated	$1,270,883,871	$17,521,940,167	$19,381,217,532
(c) Investments, at cost — Affiliated	$45,399,272	$162,965,494	$972,540,000

See notes to financial statements.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended August 31, 2020

	iShares 0-3 Month Treasury Bond ETF (a)	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$19,429	$667,969	$73,006	$97,508
Interest — Unaffiliated	216,330	124,526,940	74,382,208	136,633,625
Securities lending income — Affiliated — net	762	100,988	57,717	413,270
Other income — Unaffiliated	—	136,745	67,727	123,474

Total investment income	236,521	125,432,642	74,580,658	137,267,877

EXPENSES
Investment advisory fees	209,304	17,012,810	8,738,394	16,020,657

Total expenses	209,304	17,012,810	8,738,394	16,020,657
Less:
Investment advisory fees waived	(156,819)	—	—	—

Total expenses after fees waived	52,485	17,012,810	8,738,394	16,020,657

Net investment income	184,036	108,419,832	65,842,264	121,247,220

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	9,020	79,062,779	59,375,514	277,359,034
In-kind redemptions — Unaffiliated	—	194,252,853	202,041,295	956,499,158

Net realized gain	9,020	273,315,632	261,416,809	1,233,858,192

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,611)	(66,286,926)	13,444,298	(437,522,126)

Net change in unrealized appreciation (depreciation)	(3,611)	(66,286,926)	13,444,298	(437,522,126)

Net realized and unrealized gain	5,409	207,028,706	274,861,107	796,336,066

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$189,445	$315,448,538	$340,703,371	$917,583,286

(a)	For the period from May 26, 2020 (commencement of operations) to August 31, 2020.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	26

Statements of Operations  (unaudited) (continued)

Six Months Ended August 31, 2020

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$11,964	$147,696	$995,586
Interest — Unaffiliated	8,864,214	153,983,637	84,703,639
Securities lending income — Affiliated — net	77,781	34,547	2,315,337
Other income — Unaffiliated	97,645	1,219,642	36,527

Total investment income	9,051,604	155,385,522	88,051,089

EXPENSES
Investment advisory fees	906,674	14,446,282	17,446,061
Miscellaneous	—	—	264

Total expenses	906,674	14,446,282	17,446,325

Net investment income	8,144,930	140,939,240	70,604,764

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	33,625,571	168,394,359	34,746,304
In-kind redemptions — Unaffiliated	73,173,596	2,240,379,107	15,612,595

Net realized gain	106,799,167	2,408,773,466	50,358,899

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(50,255,045)	(1,640,909,068)	(26,291,782)

Net change in unrealized appreciation (depreciation)	(50,255,045)	(1,640,909,068)	(26,291,782)

Net realized and unrealized gain	56,544,122	767,864,398	24,067,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,689,052	$908,803,638	$94,671,881

See notes to financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF
	Period From 05/26/20 to 08/31/20 (unaudited) (a)	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$184,036	$108,419,832	$371,625,389
Net realized gain	9,020	273,315,632	133,235,350
Net change in unrealized appreciation (depreciation)	(3,611)	(66,286,926)	305,467,770

Net increase in net assets resulting from operations	189,445	315,448,538	810,328,509

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(131,167)	(121,146,866)	(386,921,438)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	830,095,925	3,470,977,306	(1,930,568,370)

NET ASSETS
Total increase (decrease) in net assets	830,154,203	3,665,278,978	(1,507,161,299)
Beginning of period	—	17,465,741,226	18,972,902,525

End of period	$830,154,203	$21,131,020,204	$17,465,741,226

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	28

Statements of Changes in Net Assets  (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$65,842,264	$159,695,172	$121,247,220	$331,455,689
Net realized gain	261,416,809	112,931,126	1,233,858,192	852,367,924
Net change in unrealized appreciation (depreciation)	13,444,298	436,611,924	(437,522,126)	1,049,137,380

Net increase in net assets resulting from operations	340,703,371	709,238,222	917,583,286	2,232,960,993

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(69,668,926)	(161,068,749)	(131,611,003)	(332,123,820)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,151,265,283	2,253,329,601	(2,607,513,506)	6,361,689,251

NET ASSETS
Total increase (decrease) in net assets	1,422,299,728	2,801,499,074	(1,821,541,223)	8,262,526,424
Beginning of period	9,923,985,425	7,122,486,351	21,480,308,089	13,217,781,665

End of period	$11,346,285,153	$9,923,985,425	$19,658,766,866	$21,480,308,089

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,144,930	$23,610,747	$140,939,240	$353,257,945
Net realized gain	106,799,167	63,173,730	2,408,773,466	1,479,567,525
Net change in unrealized appreciation (depreciation)	(50,255,045)	113,446,803	(1,640,909,068)	2,523,819,522

Net increase in net assets resulting from operations	64,689,052	200,231,280	908,803,638	4,356,644,992

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(8,385,317)	(24,175,716)	(151,806,348)	(343,999,553)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	177,175,882	(10,635,669)	(3,986,268,320)	6,272,910,136

NET ASSETS
Total increase (decrease) in net assets	233,479,617	165,419,895	(3,229,271,030)	10,285,555,575
Beginning of period	1,095,034,158	929,614,263	21,237,057,482	10,951,501,907

End of period	$1,328,513,775	$1,095,034,158	$18,007,786,452	$21,237,057,482

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	30

Statements of Changes in Net Assets  (continued)

	iShares Short Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,604,764	$448,315,178
Net realized gain	50,358,899	13,802,907
Net change in unrealized appreciation (depreciation)	(26,291,782)	32,756,118

Net increase in net assets resulting from operations	94,671,881	494,874,203

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(95,679,091)	(459,945,617)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(447,185,548)	1,110,283,187

NET ASSETS
Total increase (decrease) in net assets	(448,192,758)	1,145,211,773
Beginning of period	20,276,510,630	19,131,298,857

End of period	$19,828,317,872	$20,276,510,630

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-3 Month Treasury Bond ETF
	Period From 05/26/20 to 08/31/20 (unaudited	(a) )

Net asset value, beginning of period	$100.01

Net investment income(b)	0.03
Net realized and unrealized gain(c)	0.00	(d)

Net increase from investment operations	0.03

Distributions
From net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$100.02

Total Return
Based on net asset value	0.03	%(e)

Ratios to Average Net Assets
Total expenses	0.12	%(f)

Total expenses after fees waived	0.03	%(f)

Net investment income	0.11	%(f)

Supplemental Data
Net assets, end of period (000)	$830,154

Portfolio turnover rate(g)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	32

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$85.70		$83.73	$83.44	$84.54	$84.93	$84.70

Net investment income(a)	0.42		1.73	1.64	0.89	0.62	0.49
Net realized and unrealized gain (loss)(b)	0.89		2.02	0.16	(1.13)	(0.40)	0.21

Net increase (decrease) from investment operations	1.31		3.75	1.80	(0.24)	0.22	0.70

Distributions(c)
From net investment income	(0.48)		(1.78)	(1.51)	(0.86)	(0.61)	(0.47)

Total distributions	(0.48)		(1.78)	(1.51)	(0.86)	(0.61)	(0.47)

Net asset value, end of period	$86.53		$85.70	$83.73	$83.44	$84.54	$84.93

Total Return
Based on net asset value	1.54	%(d)	4.53%	2.18%	(0.29)%	0.26%	0.83%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.96	%(e)	2.05%	1.97%	1.06%	0.73%	0.58%

Supplemental Data
Net assets, end of period (000)	$21,131,020		$17,465,741	$18,972,903	$11,281,148	$11,049,616	$12,875,581

Portfolio turnover rate(f)	41	%(d)	56%	62%	85%	66%	76%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$130.24		$121.54	$120.03	$123.07	$125.75	$123.34

Net investment income(a)	0.76		2.44	2.47	1.93	1.63	1.72
Net realized and unrealized gain (loss)(b)	3.46		8.76	1.47	(3.10)	(2.69)	2.40

Net increase (decrease) from investment operations	4.22		11.20	3.94	(1.17)	(1.06)	4.12

Distributions(c)
From net investment income	(0.82)		(2.50)	(2.43)	(1.87)	(1.62)	(1.71)

Total distributions	(0.82)		(2.50)	(2.43)	(1.87)	(1.62)	(1.71)

Net asset value, end of period	$133.64		$130.24	$121.54	$120.03	$123.07	$125.75

Total Return
Based on net asset value	3.26	%(d)	9.31%	3.33%	(0.98)%	(0.85)%	3.38%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.13	%(e)	1.95%	2.06%	1.57%	1.31%	1.39%

Supplemental Data
Net assets, end of period (000)	$11,346,285		$9,923,985	$7,122,486	$7,069,651	$6,325,850	$6,727,650

Portfolio turnover rate(f)	23	%(d)	38%	41%	66%	45%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	34

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$117.31		$104.16	$102.13	$105.68	$110.51	$107.59

Net investment income(a)	0.69		2.19	2.45	1.97	1.88	2.00
Net realized and unrealized gain (loss)(b)	4.39		13.19	1.97	(3.59)	(4.81)	2.91

Net increase (decrease) from investment operations	5.08		15.38	4.42	(1.62)	(2.93)	4.91

Distributions(c)
From net investment income	(0.74)		(2.23)	(2.39)	(1.93)	(1.90)	(1.99)

Total distributions	(0.74)		(2.23)	(2.39)	(1.93)	(1.90)	(1.99)

Net asset value, end of period	$121.65		$117.31	$104.16	$102.13	$105.68	$110.51

Total Return
Based on net asset value	4.34	%(d)	14.94%	4.40%	(1.59)%	(2.68)%	4.65%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.14	%(e)	1.98%	2.40%	1.86%	1.72%	1.87%

Supplemental Data
Net assets, end of period (000)	$19,658,767		$21,480,308	$13,217,782	$8,364,365	$7,080,844	$10,387,936

Portfolio turnover rate(f)	28	%(d)	57%	63%	46%	77%	56%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$158.70		$132.80	$130.13	$134.79	$141.36	$137.46

Net investment income(a)	1.14		3.18	3.10	2.53	2.52	2.85
Net realized and unrealized gain (loss)(b)	7.41		26.01	2.53	(4.68)	(6.58)	3.89

Net increase (decrease) from investment operations	8.55		29.19	5.63	(2.15)	(4.06)	6.74

Distributions(c)
From net investment income	(1.19)		(3.29)	(2.96)	(2.51)	(2.51)	(2.84)

Total distributions	(1.19)		(3.29)	(2.96)	(2.51)	(2.51)	(2.84)

Net asset value, end of period	$166.06		$158.70	$132.80	$130.13	$134.79	$141.36

Total Return
Based on net asset value	5.36	%(d)	22.28%	4.39%	(1.66)%	(2.91)%	5.01%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.35	%(e)	2.21%	2.38%	1.87%	1.79%	2.09%

Supplemental Data
Net assets, end of period (000)	$1,328,514		$1,095,034	$929,614	$507,490	$539,163	$876,445

Portfolio turnover rate(f)	62	%(d)	63%	45%	27%	15%	37%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	36

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$155.13		$119.95	$118.70	$121.65	$130.77	$129.37

Net investment income(a)	1.21		3.09	3.23	3.11	3.06	3.15
Net realized and unrealized gain (loss)(b)	7.91		35.13	1.24	(2.98)	(9.06)	1.36

Net increase (decrease) from investment operations	9.12		38.22	4.47	0.13	(6.00)	4.51

Distributions(c)
From net investment income	(1.28)		(3.04)	(3.22)	(3.08)	(3.12)	(3.11)

Total distributions	(1.28)		(3.04)	(3.22)	(3.08)	(3.12)	(3.11)

Net asset value, end of period	$162.97		$155.13	$119.95	$118.70	$121.65	$130.77

Total Return
Based on net asset value	5.88	%(d)	32.29%	3.82%	0.04%	(4.70)%	3.67%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.46	%(e)	2.27%	2.72%	2.51%	2.34%	2.54%

Supplemental Data
Net assets, end of period (000)	$18,007,786		$21,237,057	$10,951,502	$6,718,668	$5,255,316	$9,624,733

Portfolio turnover rate(f)	28	%(d)	25%	17%	25%	24%	37%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$110.68		$110.52	$110.29	$110.36	$110.29	$110.26

Net investment income(a)	0.34		2.28	2.16	1.01	0.42	0.09
Net realized and unrealized gain (loss)(b)	0.15		0.25	0.01	(0.22)	0.05	(0.02)

Net increase from investment operations	0.49		2.53	2.17	0.79	0.47	0.07

Distributions(c)
From net investment income	(0.46)		(2.37)	(1.94)	(0.86)	(0.40)	(0.04)

Total distributions	(0.46)		(2.37)	(1.94)	(0.86)	(0.40)	(0.04)

Net asset value, end of period	$110.71		$110.68	$110.52	$110.29	$110.36	$110.29

Total Return
Based on net asset value	0.45	%(d)	2.31%	1.98%	0.71%	0.44%	0.07%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.13%

Net investment income	0.61	%(e)	2.06%	1.95%	0.91%	0.38%	0.08%

Supplemental Data
Net assets, end of period (000)	$19,828,318		$20,276,511	$19,131,299	$9,506,603	$4,447,672	$5,867,274

Portfolio turnover rate(f)	71	%(d)	42%	73%	47%	78%	0%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	38

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-3 Month Treasury Bond(a)	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
Short Treasury Bond	Diversified

(a)	The Fund commenced operations on May 26, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	40

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

10-20 Year Treasury Bond Citigroup Global Markets Inc.	$41,580,411	$41,580,411		$—	$—

20+ Year Treasury Bond Citigroup Global Markets Inc.	$2,996	$2,996		$—	$—
Deutsche Bank Securities Inc.	132,611	132,611		—	—

	$135,607	$135,607		$—	$—

Short Treasury Bond
JPMorgan Securities LLC	$536,903,129	$536,903,129		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
Short Treasury Bond	0.15

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares 0-3 Month Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through June 30, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.07% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-3 Month Treasury Bond	$313
1-3 Year Treasury Bond	38,234
3-7 Year Treasury Bond	19,735
7-10 Year Treasury Bond	162,924
10-20 Year Treasury Bond	30,047
20+ Year Treasury Bond	12,802
Short Treasury Bond	843,323

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-3 Month Treasury Bond	$177,395,132	$—	$—
1-3 Year Treasury Bond	2,099,323,251	4,993,458,585	61,109,403
3-7 Year Treasury Bond	1,493,695,685	1,911,699,236	55,785,385
7-10 Year Treasury Bond	372,251,498	1,295,646,563	220,411,216
10-20 Year Treasury Bond	718,381,835	712,013,312	32,170,613
20+ Year Treasury Bond	394,112,877	670,263,705	14,507,712
Short Treasury Bond	7,486,017,429	412,038,106	422,542

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
1-3 Year Treasury Bond	$8,990,585,128	$8,791,022,644
3-7 Year Treasury Bond	2,638,697,879	2,603,745,989
7-10 Year Treasury Bond	6,047,487,150	5,926,260,470
10-20 Year Treasury Bond	742,387,586	735,358,915
20+ Year Treasury Bond	5,433,680,344	5,458,601,769
Short Treasury Bond	2,240,063,242	3,103,867,634

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	42

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Treasury Bond	$10,144,025,646	$6,725,590,808
3-7 Year Treasury Bond	3,947,910,141	2,820,886,530
7-10 Year Treasury Bond	8,952,689,633	11,537,906,262
10-20 Year Treasury Bond	635,698,543	459,657,461
20+ Year Treasury Bond	12,201,033,384	16,174,796,166
Short Treasury Bond	6,591,296,639	6,982,529,525

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 29, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
1-3 Year Treasury Bond	$110,325,361
3-7 Year Treasury Bond	132,943,235
7-10 Year Treasury Bond	227,826,977
10-20 Year Treasury Bond	15,409,219
20+ Year Treasury Bond	127,087,658

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-3 Month Treasury Bond	$830,162,424	$2,397	$(6,008)	$(3,611)
1-3 Year Treasury Bond	21,584,853,895	219,895,863	(115,385)	219,780,478
3-7 Year Treasury Bond	10,952,834,284	391,883,312	(1,362,303)	390,521,009
7-10 Year Treasury Bond	19,167,967,578	608,645,298	(16,210,940)	592,434,358
10-20 Year Treasury Bond	1,316,283,143	52,539,662	(3,175,744)	49,363,918
20+ Year Treasury Bond	17,685,243,248	415,593,403	(69,991,062)	345,602,341
Short Treasury Bond	20,353,757,910	9,928,389	(777,400)	9,150,989

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

			Period Ended 08/31/20
iShares ETF			Shares	Amount

0-3 Month Treasury Bond
Shares sold			8,300,000	$830,095,925

	Six Months Ended 08/31/20		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

1-3 Year Treasury Bond
Shares sold	120,300,000	$10,389,286,050	89,200,000	$7,533,621,702
Shares redeemed	(79,900,000)	(6,918,308,744)	(112,000,000)	(9,464,190,072)

Net increase (decrease)	40,400,000	$3,470,977,306	(22,800,000)	$(1,930,568,370)

3-7 Year Treasury Bond
Shares sold	30,300,000	$4,017,077,306	40,900,000	$5,170,680,147
Shares redeemed	(21,600,000)	(2,865,812,023)	(23,300,000)	(2,917,350,546)

Net increase	8,700,000	$1,151,265,283	17,600,000	$2,253,329,601

7-10 Year Treasury Bond
Shares sold	74,600,000	$9,035,458,563	188,100,000	$20,859,748,664
Shares redeemed	(96,100,000)	(11,642,972,069)	(131,900,000)	(14,498,059,413)

Net increase (decrease)	(21,500,000)	$(2,607,513,506)	56,200,000	$6,361,689,251

10-20 Year Treasury Bond
Shares sold	3,900,000	$644,088,399	4,100,000	$593,713,323
Shares redeemed	(2,800,000)	(466,912,517)	(4,200,000)	(604,348,992)

Net increase (decrease)	1,100,000	$177,175,882	(100,000)	$(10,635,669)

N O T E S T O F I N A N C I A L S T A T E M E N T S	44

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 08/31/20		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

20+ Year Treasury Bond
Shares sold	74,800,000	$12,352,559,748	185,500,000	$25,175,924,407
Shares redeemed	(101,200,000)	(16,338,828,068)	(139,900,000)	(18,903,014,271)

Net increase (decrease)	(26,400,000)	$(3,986,268,320)	45,600,000	$6,272,910,136

Short Treasury Bond
Shares sold	67,400,000	$7,473,280,286	93,700,000	$10,351,802,878
Shares redeemed	(71,500,000)	(7,920,465,834)	(83,600,000)	(9,241,519,691)

Net increase (decrease)	(4,100,000)	$(447,185,548)	10,100,000	$1,110,283,187

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares 0-3 Month Treasury Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on May 19, 2020, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract  (continued)

do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Short Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

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Board Review and Approval of Investment Advisory Contract  (continued)

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted

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Board Review and Approval of Investment Advisory Contract  (continued)

that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
0-3 Month Treasury Bond(a)	$0.016321	$—	$0.000265	$0.016586	98%	—%	2%		100%
1-3 Year Treasury Bond(a)	0.484447	—	0.000026	0.484473	100	—	0	(b)	100
3-7 Year Treasury Bond(a)	0.812743	—	0.008876	0.821619	99	—	1		100
7-10 Year Treasury Bond(a)	0.740442	—	0.003993	0.744435	99	—	1		100
10-20 Year Treasury Bond(a)	1.179392	—	0.008626	1.188018	99	—	1		100
20+ Year Treasury Bond(a)	1.262798	—	0.012653	1.275451	99	—	1		100
Short Treasury Bond	0.462421	—	—	0.462421	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-201-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca

•	iShares National Muni Bond ETF | MUB | NYSE Arca

•	iShares New York Muni Bond ETF | NYF | NYSE Arca

•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.63%	21.94%
U.S. small cap equities (Russell 2000® Index)	6.57	6.02
International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13
Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.30%	3.15%	3.59%	3.96%	3.15%	19.27%	47.43%
Fund Market	0.72	3.14	3.64	3.97	3.14	19.57	47.54
Index	0.62	3.50	3.85	4.23	3.50	20.80	51.37

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,003.00	$1.26		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	14.0%
AA+	12.9
AA	14.4
AA-	40.5
A+	5.2
A	2.1
A-	2.2
BBB+	0.3
Not Rated	8.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/54	0.6%
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/30	0.6
San Joaquin Hills Transportation Corridor Agency RB, Series A, 5.00%, 01/15/44	0.6
State of California GO, 5.00%, 08/01/28	0.5
San Diego Community College District GO, 5.00%, 08/01/43	0.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.11%	2.98%	3.63%	3.52%	2.98%	19.51%	41.27%
Fund Market	0.45	2.96	3.67	3.53	2.96	19.75	41.40
Index	0.09	3.01	3.86	3.77	3.01	20.84	44.75

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,001.10	$0.35		$1,000.00	$1,024.90	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	20.4%
AA+	19.5
AA	15.9
AA-	14.7
A+	8.8
A	4.9
A-	1.3
BBB+	5.1
BBB	0.2
BBB-	1.5
Not Rated	7.7

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	23.0%
California	20.3
Texas	9.3
Massachusetts	5.6
New Jersey	4.6
Illinois	3.3
Washington	2.9
Pennsylvania	2.8
Florida	2.7
Maryland	2.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2020	iShares® New York Muni Bond ETF

Investment Objective

The iShares NewYork Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.41)%	1.94%	3.24%	3.48%	1.94%	17.26%	40.76%
Fund Market	0.07	1.96	3.36	3.40	1.96	17.97	39.75
Index	(0.56)	1.96	3.42	3.64	1.96	18.31	42.99

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$995.90	$1.26		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	21.9%
AA+	25.5
AA	15.2
AA-	6.2
A+	8.2
A	5.4
A-	1.5
BBB+	7.0
Not Rated	9.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	0.9%
Town of Brookhaven NY GOL, 4.00%, 07/15/26	0.9
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/28	0.8
New York State Thruway Authority RB, Series A, 5.25%, 01/01/56	0.7
State of New York GO, Series E, 4.25%, 12/15/41	0.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	6

Fund Summary as of August 31, 2020	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.12%	2.33%	1.54%	1.21%	2.33%	7.93%	12.75%
Fund Market	1.31	2.47	1.62	1.23	2.47	8.36	13.00
Index	1.12	2.37	1.77	1.48	2.37	9.17	15.85

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.20	$0.35		$1,000.00	$1,024.90	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	27.2%
AA+	20.5
AA	15.7
AA-	10.9
A+	6.5
A	3.6
A-	0.2
BBB+	4.2
BBB	0.2
BBB-	2.2
Not Rated	8.8

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	16.5%
California	13.6
Texas	8.9
Massachusetts	5.8
Maryland	4.7
New Jersey	4.2
Virginia	3.7
North Carolina	3.3
Illinois	3.2
Washington	3.2

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	8

Schedule of Investments (unaudited) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.3%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$225,462
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	5,230	868,180
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	335,616
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	280,959
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,325,500
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,318,600
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	698,922
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	650,590
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,111,188
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,359,975
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (PR 10/01/21)	500	524,776
5.00%, 10/01/41 (PR 10/01/21)	1,000	1,049,550
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	233,328
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,755,570
Bay Area Toll Authority RB
2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,500	1,557,615
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,265,136
4.00%, 04/01/29 (Call 04/01/27)	500	591,350
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,394,424
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,296,020
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,441,323
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,944,465
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,887,635
5.00%, 04/01/28	400	519,176
Series A, 2.95%, 04/01/47 (Put 04/01/26)(b)(c)	750	832,733
Series B, 2.85%, 04/01/47 (Put 04/01/25)(b)(c)	750	815,040
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,050	1,071,178
Series E, 2.00%, 04/01/34 (Put 04/01/21)(b)(c)	1,000	1,001,440
Series F-1, 5.00%, 04/01/21	205	210,535
Series F-1, 5.00%, 04/01/27 (PR 04/01/23)	1,000	1,075,540
Series F-1, 5.00%, 04/01/28 (PR 04/01/23)	1,200	1,290,648
Series F-1, 5.00%, 04/01/31 (PR 04/01/23)	1,350	1,451,979
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	9,522,704
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,642,866
Series F-2, 4.00%, 04/01/21	925	944,619
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	4,695	4,713,310
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	562,020
Series S-4, 5.00%, 04/01/38 (PR 04/01/24)	545	612,602
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	4,750	5,339,190
Series S-4, 5.25%, 04/01/48 (PR 10/01/23)	250	282,618
Series S-4, 5.25%, 04/01/53 (PR 04/01/24)	1,000	1,130,470
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,368,632
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,405,660
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,501,105
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,142,520
5.00%, 10/01/49 (Call 04/01/26)	250	298,005
5.25%, 04/01/40	175	272,811
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,326,293
Series T-1, 5.00%, 03/15/39	700	1,054,599
Series U-3, 5.00%, 06/01/43	2,360	3,658,755

Security	Par (000)	Value

California (continued)
Series U-5, 5.00%, 05/01/21	$5,145	$5,311,544
Series U-6, 5.00%, 05/01/45	4,010	6,308,251
Series U-7, 5.00%, 06/01/46	2,650	4,204,808
Series V-1, 5.00%, 05/01/29	500	681,945
Series V-1, 5.00%, 05/01/49	2,500	4,059,850
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20	2,700	2,710,638
5.00%, 10/01/21	2,225	2,342,213
5.00%, 10/01/22	1,450	1,595,566
5.00%, 10/01/23	200	229,558
5.00%, 10/01/26 (Call 04/01/26)	3,240	4,076,050
5.00%, 10/01/28 (Call 04/01/28)	500	665,340
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,234,870
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,520,580
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,942,437
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	565,500
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	283,168
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	366,600
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,061,149
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,824,813
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	985,665
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	855,001
California Municipal Finance Authority RB
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,245,770
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	590,380
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	685,566
California State Public Works Board RB
5.00%, 06/01/26 (Call 06/01/22)	605	653,969
Series A, 5.00%, 04/01/21	500	513,975
Series A, 5.00%, 09/01/22	455	498,220
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,076,420
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,350	1,451,830
Series A, 5.00%, 04/01/26 (Call 04/01/22)	1,450	1,556,734
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,593,391
Series A, 5.00%, 09/01/27 (Call 09/01/24)	900	1,059,120
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,215	1,427,175
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,365	1,599,821
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,605,960
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	432,876
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,166,000
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	544,267
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,163,850
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,066,200
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	766,154
Series A, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,756,640
Series B, 5.00%, 10/01/21	1,000	1,052,010
Series B, 5.00%, 10/01/25	1,000	1,231,460
Series B, 5.00%, 10/01/27	340	442,466
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,325,080
Series C, 5.00%, 11/01/24	1,000	1,193,530
Series C, 5.00%, 11/01/27	850	1,108,510
Series C, 5.00%, 11/01/29	1,500	2,039,475
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,945,503
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	382,429
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,030,575
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,056,220
Series E, 5.00%, 09/01/20	1,315	1,315,000
Series E, 5.00%, 09/01/21	510	534,480
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,005,640

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/22	$840	$906,940
Series F, 5.00%, 05/01/23	795	894,892
Series F, 5.00%, 05/01/25	300	364,371
Series F, 5.00%, 05/01/27 (Call 05/01/25)	905	1,091,729
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	420,781
Series G, 5.00%, 01/01/21	500	507,960
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	296,749
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	735,761
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,139,466
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	530,140
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,472,067
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,610	1,845,398
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,561,241
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,104,298
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,861,029
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	193,223
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	765,060
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,786,351
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	565,730
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	222,382
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,044,582
Series A, 5.00%, 11/01/20	200	201,616
Series A, 5.00%, 11/01/22	3,145	3,476,766
Series A, 5.00%, 11/01/24 (Call 11/01/21)	555	586,474
Series A, 5.00%, 11/01/24 (PR 11/01/21)	195	205,758
Series A, 5.00%, 11/01/26 (Call 11/01/24)	400	476,680
Series A, 5.00%, 11/01/27 (Call 11/01/22)	2,015	2,222,928
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	475,948
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,245	1,559,014
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	237,244
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,242,100
Series A, 5.00%, 11/01/30 (Call 11/01/24)	505	598,122
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	659,953
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	3,056,350
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	631,520
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,361,560
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,839,509
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,768,455
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	608,995
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,373,419
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	559,962
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	601,594
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	355,716
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,305,309
Series A, 5.00%, 11/01/37 (PR 11/01/21)	2,785	2,940,319
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,206,700
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	586,780
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,978,999
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	793,189
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	2,000,764
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,267,510
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,504,656
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	922,283
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,555,632
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,000	3,779,340
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	200	204,538
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,245	3,536,725
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	274,095

Security	Par (000)	Value

California (continued)
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	$2,000	$2,288,560
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	335,088
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	271,703
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,220,553
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	265,110
Series D, 0.00%, 08/01/26(a)	545	519,151
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,168,310
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,165,880
Series 2016, 5.00%, 08/01/27 (Call 08/01/23)	500	566,700
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,500	1,698,225
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	2,800	3,166,520
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,492,182
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,144,600
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,237,960
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	545,405
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,000	3,549,900
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/25	1,250	1,531,862
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	565,940
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,977,495
Series R-1, 5.00%, 06/15/21	400	415,332
Series R-1, 5.00%, 06/15/22	1,660	1,804,171
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	1,000	1,013,630
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,473,140
Series C, 4.00%, 07/15/21	430	443,420
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,777,155
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	1,820	1,820,000
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	570,230
Series A, 5.00%, 06/01/21	390	404,118
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,735,719
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,596,940
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,254,860
Series B, 5.00%, 06/01/22	250	271,240
Series B, 5.00%, 06/01/23	735	831,697
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	1,030,208
Series B, 5.00%, 06/01/27	250	325,330
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	183,853
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,248,094
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	540,285
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,076,662
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,231,590
Series A, 5.00%, 05/15/26	1,000	1,242,760
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,000	1,315,540
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,000	1,269,670
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,177,260
Series B, 5.00%, 05/15/25	1,000	1,206,830
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,331,590
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	532,550
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,395,420
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,021,057

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 05/15/44 (Call 11/15/28)	$1,500	$1,843,740
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,289,400
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	597,885
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,112,980
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/24)	2,380	2,713,509
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,025	1,219,248
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,874,375
4.00%, 11/01/39 (Call 05/01/22)	415	432,795
5.00%, 11/01/21	500	528,190
5.00%, 11/01/22	1,500	1,656,510
5.00%, 11/01/24	250	300,108
5.00%, 11/01/25 (Call 05/01/25)	200	244,056
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,454,356
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,780,613
5.00%, 11/01/31 (Call 11/01/26)	1,895	2,380,688
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,195,600
5.00%, 11/01/32 (PR 05/01/23)	1,525	1,647,595
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,108,614
5.00%, 11/01/36 (Call 05/01/25)	800	951,216
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	749,671
Series A, 5.00%, 11/01/20	370	372,971
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	528,190
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,286,520
Series A, 5.00%, 11/01/33 (PR 05/01/23)	1,000	1,080,390
Series A, 5.00%, 11/01/37 (PR 11/01/21)	1,000	1,056,380
Series A, 5.00%, 11/01/37 (PR 05/01/23)	780	842,704
Series A, 5.00%, 11/01/41 (PR 11/01/22)	700	739,466
Series A, 5.00%, 11/01/43 (PR 05/01/23)	1,105	1,193,831
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,276,780
Series F, 5.00%, 11/01/25 (PR 11/01/21)	1,175	1,184,435
City of San Jose CA GO
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,000	2,551,040
Series C, 5.00%, 09/01/28	335	451,952
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,121,558
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	278,745
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	318,870
5.00%, 08/01/29 (Call 08/01/25)	515	627,734
5.00%, 08/01/31 (Call 08/01/25)	2,185	2,654,993
Series A, 4.00%, 08/01/38 (PR 08/01/24)	1,500	1,665,990
Series A, 5.00%, 08/01/38 (PR 08/01/24)	1,860	2,119,842
Series B, 0.00%, 08/01/27 (AGM)(a)	320	298,803
Series B, 0.00%, 08/01/28(a)	150	137,352
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	571,675
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	518,840
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,644,869
Contra Costa Community College District GO
5.00%, 08/01/38 (PR 02/01/24)	2,275	2,592,817
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,394,387
Series B2, 4.00%, 08/01/21	225	232,972
Series B2, 4.00%, 08/01/22	1,425	1,530,379
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	3,000	3,095,070

Security	Par (000)	Value

California (continued)
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 09/14/20)	$250	$250,405
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,173,350
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,234,190
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	933,376
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	261,873
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	873,473
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	73,398
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	189,275
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	578,810
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,211,000
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,146,060
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	677,822
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	364,461
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	598,055
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,241,090
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,234,980
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	971,857
Series B, 5.00%, 06/01/21	955	989,800
Series B, 5.00%, 06/01/23	1,435	1,624,205
Series B, 5.00%, 06/01/25	325	398,440
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,150	2,773,521
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,267,460
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,666,954
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	1,310	1,620,129
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,500	2,027,970
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,217,140
El Camino Community College District Foundation GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	559,410
Series C, 0.00%, 08/01/32(a)	700	575,981
Series C, 0.00%, 08/01/34(a)	2,050	1,594,203
El Camino Community College District GO, Series C, 0.00%, 08/01/33(a)	125	99,986
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	291,133
Elk Grove Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	2,000	2,243,700
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	132,018
Series C, 0.00%, 08/01/46(a)	985	487,191
Series C, 0.00%, 08/01/51(a)	1,155	505,728
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,503,787
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	386,384
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,109,446
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	521,580
0.00%, 01/15/34 (AGM)(a)	3,500	2,462,915
0.00%, 01/15/35 (AGM)(a)	300	203,181
Series A, 0.00%, 01/01/23 (ETM)(a)	225	222,863
Series A, 0.00%, 01/15/23 (AGM)(a)	500	484,950
Series A, 0.00%, 01/01/25 (ETM)(a)	880	859,690
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,129,584

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 0.00%, 01/01/28 (ETM)(a)	$440	$418,031
Series A, 0.00%, 01/01/29 (ETM)(a)	500	458,990
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	285,670
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	970,601
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,881,570
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,315,660
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,915,491
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,465,650
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,299,396
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,173,977
Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,405	1,611,254
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,240,310
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	125,815
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	390,243
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	97,904
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,153,710
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,132,860
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,151,300
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	607,955
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,226,470
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	228,200
Series B, 5.00%, 08/01/39 (PR 08/01/23)	2,085	2,277,341
Series C, 4.00%, 08/01/22	865	928,967
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	465,332
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	348,498
Long Beach Unified School District GO
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	585,800
Series B, 5.00%, 08/01/22	2,000	2,186,120
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,158,622
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	100,288
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,228,436
Series A, 5.00%, 08/01/21	1,850	1,932,602
Series A, 5.00%, 08/01/23	735	838,348
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,095	1,298,779
Series A, 5.00%, 08/01/28 (Call 08/01/24)	350	412,283
Series A, 5.00%, 08/01/29 (Call 08/01/24)	4,505	5,295,132
Series A, 5.00%, 08/01/30 (Call 08/01/24)	4,755	5,588,979
Series A, 5.00%, 08/01/31 (Call 08/01/24)	525	616,413
Series B-1, 5.00%, 08/01/21	6,915	7,223,755
Series C, 5.00%, 08/01/21	200	208,930
Series C, 5.00%, 08/01/22	670	732,484
Series C, 5.00%, 08/01/25	260	321,048
Series C, 5.00%, 06/01/26	500	633,750
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	906,189
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,163,380
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,667,241
Series K, 4.00%, 08/01/38 (Call 08/01/26)	460	525,251

Security	Par (000)	Value

California (continued)
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	$500	$568,530
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,237,490
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 06/01/37 (Call 06/01/30)	250	304,278
5.00%, 06/01/25	1,000	1,221,730
5.00%, 06/01/30	1,500	2,056,980
5.00%, 06/01/32 (Call 06/01/30)	2,500	3,385,750
5.00%, 06/01/34 (Call 06/01/27)	1,000	1,254,450
5.00%, 06/01/36 (Call 06/01/30)	750	993,615
Series A, 5.00%, 06/01/21	550	570,081
Series A, 5.00%, 07/01/21	560	582,725
Series A, 5.00%, 06/01/24	385	453,688
Series A, 5.00%, 07/01/24	1,895	2,240,383
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,061,239
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	332,453
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,254,400
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,739,307
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,607,934
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,712,682
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,979,672
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,538,080
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	178,502
5.00%, 08/01/42 (Call 08/01/22)	500	535,925
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	580,375
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,085,429
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	626,346
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,268,010
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	944,715
Series A, 5.00%, 10/01/20	700	702,737
Los Angeles Department of Water & Power Power System Revenue RB, Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	411,340
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/27	2,000	2,610,400
Series A, 5.00%, 07/01/29	1,500	2,046,240
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,334,720
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,005	5,229,409
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,908,870
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/21	900	936,522
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,259,005
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,200
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	970,375
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,543,846
Series A, 5.00%, 07/01/28 (Call 01/01/28)	765	1,005,554
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,191,080
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	630,920
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	847,288
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,195,820
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,211,420
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,740	2,906,948
Series B, 5.00%, 07/01/23	1,500	1,702,725
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	230,976
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,134,540
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,829,641

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/26 (Call 06/01/26)	$500	$634,080
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,131,810
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	661,395
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	564,840
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,303,980
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,679,456
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,932,145
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,063,375
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,181,420
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,356,960
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,227,290
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,908,870
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,802,789
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,277,570
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	574,785
Series E, 5.00%, 07/01/23	585	664,063
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	574,785
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,612,652
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	253,608
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,449,700
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,347,825
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,436,680
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,993,400
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,239,870
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,294,560
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,635,682
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	589,488
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	662,992
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	9,049,600
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	564,385
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,142,956
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	3,063,090
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	299,670
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/21	1,000	1,040,240
Series A, 5.00%, 07/01/22	2,300	2,502,055
Series A, 5.00%, 07/01/23	3,160	3,584,198
Series A, 5.00%, 07/01/24	1,620	1,910,498
Series A, 5.00%, 07/01/25	3,975	4,857,490
Series A, 5.00%, 07/01/26	1,575	1,981,507
Series A, 5.00%, 07/01/26 (Call 07/01/21)	2,500	2,596,325
Series A, 5.00%, 07/01/27	3,500	4,527,320
Series A, 5.00%, 07/01/28	2,750	3,650,075
Series A, 5.00%, 07/01/28 (Call 07/01/21)	2,375	2,465,084
Series A, 5.00%, 07/01/29	1,850	2,514,261
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,212,380
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	518,795
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,037,410
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,719,520
Series A-2, 5.00%, 07/01/21	1,530	1,591,567
Series B, 5.00%, 07/01/21	400	416,096
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,245,080
Series B-1, 4.00%, 07/01/24	740	844,525
Series B-1, 5.00%, 07/01/21	480	499,315
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	647,950
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	644,625
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,551,000
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,261,040
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,526,080

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/21	$500	$520,120
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,176,390
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	533,924
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,106,234
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	875,108
Series KRY, 5.25%, 07/01/28 (Call 10/01/20)	2,695	2,710,092
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,225,690
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	2,500	3,007,925
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	3,725	4,403,099
Series RYQ, 5.00%, 07/01/28	1,000	1,327,300
Marin Community College District GO, Series B, 4.00%, 08/01/40 (Call 02/01/27)	2,400	2,756,064
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	38,040
Series B, 0.00%, 08/01/51 (AGM)(a)	250	97,683
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	456,881
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	167,280
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	395	424,483
Series A, 5.00%, 07/01/22	2,980	3,241,793
Series A, 5.00%, 07/01/24	700	826,700
Series A, 5.00%, 07/01/26	1,000	1,269,300
Series A, 5.00%, 07/01/27	790	1,032,348
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	612,080
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,825,970
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,236,010
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,000	1,340,510
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,641,160
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	298,738
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,891,977
Series B, 5.00%, 08/01/21 (Call 07/01/21)	2,330	2,423,153
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	543,925
Series B, 5.00%, 08/01/23 (Call 07/01/23)	500	567,270
Series B, 5.00%, 08/01/24 (Call 07/01/24)	280	330,798
Series C, 5.00%, 10/01/27	975	1,280,662
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	4,043,490
Series E, 5.00%, 07/01/23	200	227,214
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	436,760
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,152,420
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,159,890
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,404,525
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,048,602
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	283,583
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,373,820
Series B, 5.00%, 11/01/24	275	328,474
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,668,322
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	630,215
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,322,506
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	1,036,297
0.00%, 08/01/34(a)	750	585,660
0.00%, 08/01/36(a)	1,915	1,408,617
0.00%, 08/01/38(a)	500	346,020
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	444,050

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
0.00%, 08/01/46 (PR 08/01/21)(a)	$1,000	$165,750
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,368,640
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	4,000	4,686,520
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,398,525
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,000	1,206,720
5.00%, 02/15/30 (Call 02/15/29)	500	668,510
5.00%, 02/15/41 (Call 02/15/29)	500	639,205
Orange County Sanitation District COP, Series A, 5.00%, 08/15/21 (Call 08/01/21)	350	365,264
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	6,300	6,570,585
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,455,223
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,837,305
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	278,745
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,215,862
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	318,345
Series D, 0.00%, 08/01/42(a)	200	119,178
Series D, 0.00%, 08/01/46(a)	1,300	653,965
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,000	2,475,980
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,255,815
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,116,100
Poway Unified School District GO
0.00%, 08/01/33(a)	250	197,178
0.00%, 08/01/35(a)	500	372,030
0.00%, 08/01/36(a)	1,000	719,530
0.00%, 08/01/38(a)	755	509,685
0.00%, 08/01/46(a)	3,450	1,639,819
Series A, 0.00%, 08/01/31(a)	735	616,445
Series A, 0.00%, 08/01/32(a)	380	308,640
Series B, 0.00%, 08/01/34(a)	500	382,980
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,505,827
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	500	597,080
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	510,151
Series A, 5.25%, 06/01/39 (PR 06/01/24)	750	853,935
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,088,300
Series B, 0.00%, 06/01/41(a)	2,500	1,308,225
Series B, 5.00%, 06/01/24	685	802,724
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	359,290
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,268,000
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,264,680
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,261,590
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,148,260
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,211,630
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	873,126

Security	Par (000)	Value

California (continued)
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/27	$750	$991,357
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	3,381,764
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,149,660
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,477,983
Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	3,000	3,346,650
Series B, 5.00%, 08/15/49 (Put 10/15/25)(b)(c)	1,000	1,186,220
Series E, 5.00%, 08/15/21	500	522,585
Series E, 5.00%, 08/15/24	500	594,375
Series F, 5.00%, 08/15/23	1,000	1,141,800
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,359,930
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,307,260
Series H, 4.00%, 08/15/45 (Call 08/15/30)	1,000	1,219,080
Series H, 5.00%, 08/15/50 (Call 08/15/30)	2,000	2,604,120
Series K, 5.25%, 07/01/24 (AMBAC)	250	280,310
Series X, 5.00%, 08/15/21	150	156,776
Series X, 5.00%, 08/15/26 (Call 08/15/21)	2,500	2,613,675
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	182,889
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	62,710
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	574,435
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,706,460
5.00%, 11/15/26 (Call 11/15/25)	1,500	1,810,170
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,465,360
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	589,590
5.00%, 08/01/27 (Call 08/01/26)	500	633,840
5.00%, 08/01/28 (Call 08/01/26)	530	669,395
5.00%, 08/01/30 (Call 08/01/26)	590	739,305
5.00%, 08/01/30 (PR 08/01/24)	250	284,925
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,492,960
5.00%, 08/01/41 (Call 08/01/26)	500	609,320
5.00%, 08/01/41 (PR 02/01/22)	210	219,299
5.00%, 08/01/43 (PR 08/01/24)	6,895	7,858,231
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,901,835
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,501,640
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,191,060
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	277,647
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	492,848
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	490,608
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	3,560	3,638,676
Series A, 4.00%, 04/01/48 (Call 04/01/30)	5,275	6,263,535
Series A, 5.00%, 04/01/22	1,500	1,614,060
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,417,480
Series A, 5.00%, 04/01/42 (PR 04/01/23)	1,500	1,614,555
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,338,390
Series A, 5.00%, 04/01/48 (PR 04/01/23)	4,500	4,843,665
Series A, 5.00%, 04/01/48 (PR 04/01/25)	400	465,036
San Diego County Water Authority RB
5.00%, 05/01/31 (PR 11/01/23)	605	667,950
5.00%, 05/01/34 (PR 11/01/23)	500	552,025
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	612,000
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,433,200

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 05/15/21	$1,870	$1,933,673
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	624,725
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,181,620
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	568,286
5.00%, 05/15/23	985	1,112,528
Series A, 4.00%, 05/15/21	2,455	2,521,359
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	602,070
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	624,240
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,182,660
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,885,545
San Diego Unified School District/CA GO
Series A, 5.00%, 07/01/21	4,000	4,160,960
Series C, 0.00%, 07/01/30(a)	790	676,050
Series C, 0.00%, 07/01/35(a)	300	221,460
Series C, 0.00%, 07/01/36(a)	1,240	886,054
Series C, 0.00%, 07/01/38(a)	1,930	1,294,605
Series C, 0.00%, 07/01/39(a)	1,100	715,000
Series C, 0.00%, 07/01/42(a)	215	125,702
Series C, 0.00%, 07/01/45(a)	2,780	1,465,004
Series C, 0.00%, 07/01/46(a)	500	254,225
Series C, 0.00%, 07/01/47(a)	1,100	540,232
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	861,245
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,210,220
Series C, 5.00%, 07/01/35 (Call 07/01/23)	2,450	2,754,412
Series E, 0.00%, 07/01/32(a)	690	555,222
Series E, 0.00%, 07/01/42(a)	1,340	1,249,764
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,876,835
Series E, 0.00%, 07/01/49(a)	4,000	1,847,480
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,616,940
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	444,710
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,281,880
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,238,150
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,360,340
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,172,860
Series R-1, 0.00%, 07/01/31(a)	1,795	1,492,435
Series R-2, 0.00%, 07/01/40(a)	800	931,224
Series R-3, 5.00%, 07/01/21	2,025	2,106,486
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	219,767
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	590,600
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 02/01/24)	250	277,278
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	222,174
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,151,080
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	3,113,595
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,954,116
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,181,520
Series C, 5.00%, 08/01/37 (PR 08/01/24)	1,925	2,193,922
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,227,290
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,567,475
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,264,824
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,166,620
Series A, 5.00%, 07/01/36 (PR 07/01/22)	500	543,735

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	$895	$959,198
Series A, 5.00%, 05/01/22	200	215,206
Series A, 5.00%, 05/01/26	1,000	1,232,080
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	273,633
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,122,316
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,768,530
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,151,938
Series C, 5.00%, 05/01/49 (Call 05/01/29)	500	610,585
Series D, 5.00%, 05/01/24	1,000	1,161,020
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,230	1,266,621
Series D, 5.00%, 05/01/25	250	299,918
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,398,120
San Francisco City & County Airport Comm-San Francisco International Airport RB, Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,721,600
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,166,580
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	1,000,863
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,101,540
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,249,670
Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,033,760
San Francisco County Transportation Authority RB, 4.00%, 02/01/26	1,400	1,659,938
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	818,847
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	569,305
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	513,240
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	246,926
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/22 (ETM)(a)	220	219,182
0.00%, 01/01/23 (ETM)(a)	450	446,243
0.00%, 01/01/26 (ETM)(a)	280	272,356
0.00%, 01/01/28 (ETM)(a)	750	712,553
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	358,280
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	843,480
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,850,160
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,131,675
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (Call 09/01/24)	2,500	2,747,425
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,105,122
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,612,970
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	340,104
San Juan Unified School District GO, Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,979,700
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	590,869
Series B, 0.00%, 08/01/38(a)	565	376,053
Series B, 0.00%, 08/01/47(a)	500	244,960
Series B, 0.00%, 08/01/51(a)	1,500	644,880
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	428,800
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	601,230
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	286,074
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,636,000

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 0.00%, 09/01/35 (NPFGC)(a)	$1,380	$1,035,069
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,269,750
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	511,954
5.00%, 08/01/49 (Call 08/01/29)	880	1,114,335
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,480,582
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	497,205
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,796,293
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,614,969
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	332,412
Santa Clara Unified School District GO
4.00%, 07/01/48 (Call 07/01/26)	4,500	5,056,605
5.00%, 07/01/21	2,000	2,081,000
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,363,614
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,668,594
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,075	1,141,231
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	663,395
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	807,597
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,875,435
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,086,810
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,595,490
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,367,640
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,146,140
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,131,370
Southern California Public Power Authority RB
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,001,870
Series A, 4.00%, 07/01/21	725	748,157
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,633,520
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,149,010
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	774,514
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,112,060
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,183,610
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,271,060
Series C, 0.00%, 08/01/41(a)	650	395,792
Series C, 0.00%, 08/01/46(a)	1,000	478,390
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	591,805
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	2,305	2,379,774
Series O, 5.00%, 05/01/21	3,530	3,644,513
Series O, 5.00%, 05/01/22	3,750	4,054,087
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/20 (ETM)	5	5,060
Series AS, 5.00%, 12/01/21	320	339,498
Series AS, 5.00%, 12/01/22	640	708,691
Series AS, 5.00%, 12/01/22 (ETM)	10	11,057
Series AS, 5.00%, 12/01/23	250	288,630
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,280	2,736,821
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,030	4,838,216

Security	Par (000)	Value

California (continued)
Series AS, 5.00%, 12/01/29 (PR 12/01/24)	$4,320	$5,186,376
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,164,020
Series AW, 5.00%, 12/01/21	635	673,691
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,281,680
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	627,855
Series AX, 5.00%, 12/01/21	200	212,186
Series AX, 5.00%, 12/01/22	500	553,665
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,350,575
Series BB, 5.00%, 12/01/26	1,750	2,255,417
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,000	2,769,940
State of California GO
3.00%, 10/01/32 (Call 04/01/23)	820	860,656
3.00%, 10/01/34 (Call 10/01/29)	1,865	2,095,999
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,046,359
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,499,084
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,074,500
3.00%, 03/01/50 (Call 03/01/30)	505	540,103
4.00%, 05/01/23	1,000	1,101,100
4.00%, 04/01/24	1,155	1,310,544
4.00%, 11/01/25	235	279,058
4.00%, 09/01/28 (Call 09/01/26)	250	299,918
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	4,790	4,917,797
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,172,854
4.00%, 09/01/34 (Call 09/01/26)	800	931,328
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,145,186
4.00%, 03/01/36 (Call 03/01/30)	2,000	2,428,140
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,310,100
4.00%, 10/01/36 (Call 10/01/29)	4,125	4,986,671
4.00%, 09/01/37 (Call 09/01/26)	3,505	4,038,811
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,357,020
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,204,970
4.00%, 03/01/40 (Call 03/01/30)	2,195	2,632,837
4.00%, 10/01/44 (Call 10/01/29)	3,500	4,132,065
4.00%, 11/01/44 (Call 11/01/24)	975	1,080,368
4.00%, 03/01/45 (Call 03/01/25)	500	552,555
4.00%, 08/01/45 (Call 08/01/25)	250	278,515
4.00%, 03/01/46 (Call 03/01/30)	1,000	1,184,620
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,730,505
5.00%, 09/01/20	170	170,000
5.00%, 10/01/20	4,650	4,668,088
5.00%, 11/01/20	3,900	3,930,849
5.00%, 12/01/20	550	556,562
5.00%, 02/01/21	100	101,993
5.00%, 04/01/21	330	339,224
5.00%, 09/01/21	6,650	6,969,200
5.00%, 11/01/21	2,000	2,112,020
5.00%, 02/01/22	2,600	2,776,488
5.00%, 04/01/22	750	806,903
5.00%, 08/01/22	605	660,569
5.00%, 09/01/22	1,000	1,096,470
5.00%, 10/01/22	5,235	5,759,390
5.00%, 11/01/22	2,000	2,208,220
5.00%, 12/01/22	1,835	2,033,272
5.00%, 08/01/23	955	1,088,079
5.00%, 09/01/23	3,465	3,961,327
5.00%, 10/01/23	1,250	1,433,900
5.00%, 11/01/23	1,375	1,582,625
5.00%, 11/01/23 (Call 11/01/20)	500	503,970
5.00%, 12/01/23	500	577,440
5.00%, 02/01/24 (Call 02/01/22)	370	394,927

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/24	$750	$889,253
5.00%, 09/01/24	1,030	1,225,175
5.00%, 10/01/24	1,715	2,046,201
5.00%, 11/01/24	1,910	2,285,792
5.00%, 11/01/24 (Call 11/01/20)	250	251,978
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,622,529
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,113,850
5.00%, 03/01/25	250	302,778
5.00%, 04/01/25	2,700	3,279,582
5.00%, 08/01/25	2,550	3,133,287
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,930,792
5.00%, 10/01/25	1,550	1,914,917
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,321,377
5.00%, 11/01/25	1,100	1,362,493
5.00%, 11/01/25 (Call 11/01/20)	585	589,545
5.00%, 11/01/25 (Call 11/01/23)	300	343,965
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,149,950
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,506,412
5.00%, 04/01/26	1,335	1,670,245
5.00%, 08/01/26	5,460	6,896,035
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,166,441
5.00%, 10/01/26	2,000	2,538,140
5.00%, 10/01/26 (Call 10/01/24)	750	890,805
5.00%, 10/01/26 (Call 04/01/26)	2,195	2,742,104
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,038,263
5.00%, 03/01/27 (Call 10/01/20)	300	301,119
5.00%, 03/01/27 (Call 03/01/25)	805	966,547
5.00%, 04/01/27	1,000	1,286,100
5.00%, 08/01/27	640	830,739
5.00%, 08/01/27 (Call 08/01/26)	500	629,510
5.00%, 09/01/27 (Call 09/01/21)	500	523,125
5.00%, 09/01/27 (Call 09/01/26)	2,490	3,142,106
5.00%, 10/01/27	2,265	2,953,062
5.00%, 11/01/27	470	614,088
5.00%, 11/01/27 (Call 11/01/23)	700	799,967
5.00%, 04/01/28	2,000	2,635,300
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,218,900
5.00%, 08/01/28 (Call 08/01/26)	6,520	8,191,532
5.00%, 08/01/28 (Call 08/01/27)	2,385	3,076,674
5.00%, 09/01/28 (Call 09/01/26)	1,775	2,235,080
5.00%, 10/01/28	750	1,000,035
5.00%, 11/01/28	1,000	1,336,070
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,116,441
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,107,700
5.00%, 04/01/29	5,375	7,236,631
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,286,570
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,265,184
5.00%, 10/01/29	1,500	2,042,160
5.00%, 10/01/29 (Call 04/01/23)	6,550	7,295,717
5.00%, 10/01/29 (Call 04/01/26)	750	928,073
5.00%, 11/01/29 (Call 11/01/27)	4,980	6,448,652
5.00%, 04/01/30	350	480,330
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,336,000
5.00%, 08/01/30 (Call 08/01/27)	600	769,254
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,318,030
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,928,632
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,276,800
5.00%, 11/01/30 (Call 11/01/27)	2,680	3,462,426
5.00%, 02/01/31 (Call 02/01/22)	500	531,840
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,591,660

Security	Par (000)	Value

California (continued)
5.00%, 03/01/31 (Call 03/01/30)	$1,000	$1,358,830
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,568,595
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,499,660
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,327,680
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,367,872
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,285,340
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,318,230
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,594,860
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,368,075
5.00%, 04/01/32	4,000	5,685,800
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,318,880
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,733,560
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,176,170
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,328,280
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,062,950
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,210,800
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,395,904
5.00%, 04/01/33 (Call 04/01/29)	840	1,098,493
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,500,730
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,846,078
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,861,815
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,607,179
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,737,629
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,876,370
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,298,420
5.00%, 03/01/35 (Call 03/01/30)	1,500	1,986,825
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,592,820
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,866,696
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,236,590
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,749,000
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,417,669
5.00%, 11/01/36 (Call 11/01/27)	845	1,065,359
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,706,336
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,507,330
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,280,810
5.00%, 02/01/38 (Call 02/01/23)	4,545	5,012,499
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,759,265
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,166,040
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,935,270
5.00%, 09/01/41 (Call 09/01/21)	380	396,792
5.00%, 10/01/41 (Call 10/01/21)	4,675	4,898,745
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,067,350
5.00%, 09/01/42 (Call 09/01/22)	750	813,818
5.00%, 04/01/43 (Call 04/01/23)	910	1,008,635
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,395,970
5.00%, 08/01/45 (Call 08/01/25)	3,400	4,032,876
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,826,040
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,219,630
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,432,939
5.00%, 11/01/47 (Call 11/01/27)	800	986,360
5.25%, 09/01/22	2,815	3,100,610
5.25%, 10/01/22	600	663,216
5.25%, 02/01/23	500	560,960
5.25%, 09/01/25 (Call 09/01/21)	750	787,013
5.25%, 09/01/30 (Call 09/01/21)	2,000	2,096,860
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,144,660
5.25%, 08/01/32 (AGM)	1,825	2,612,323
5.25%, 11/01/40 (Call 11/01/20)	2,310	2,327,902
6.00%, 03/01/33 (Call 10/01/20)	735	739,373
Series A, 5.00%, 10/01/21	965	1,015,190

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/24	$3,525	$4,205,748
Series B, 5.00%, 08/01/21	270	281,877
Series B, 5.00%, 09/01/21	1,000	1,048,000
Series B, 5.00%, 09/01/22	1,220	1,337,693
Series B, 5.00%, 08/01/24	1,815	2,151,991
Series B, 5.00%, 09/01/24	2,945	3,503,048
Series B, 5.00%, 09/01/25	1,880	2,316,574
Series B, 5.00%, 08/01/26	2,280	2,879,663
Series B, 5.00%, 09/01/26	790	1,000,085
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	69,246
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	297,518
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	569,846
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	560,755
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	898,560
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	1,034,824
Series AF, 5.00%, 05/15/24 (Call 05/15/23)	420	474,499
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,796,275
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,115,070
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,123,110
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,689,107
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,465	5,026,295
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	796,439
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,771,400
Series AO, 5.00%, 05/15/22	1,410	1,527,002
Series AO, 5.00%, 05/15/23	850	960,789
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,671,516
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,591,120
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,177,750
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,582,451
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,000	1,002,570
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	571,050
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,367,839
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,483,780
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,233,490
Series AY, 5.00%, 05/15/25	300	367,686
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,270,440
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,654,851
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,766,046
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	576,950
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	957,352
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,635,400
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	310,810
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	624,755
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,172,875
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,215,380
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,932,550
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,755,060
Series BE, 5.00%, 05/15/35 (Call 05/15/30)	1,000	1,342,730
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	2,000	2,597,560
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	578,838

Security	Par/ Shares (000)	Value

California (continued)
Series G, 5.00%, 05/15/25 (Call 05/15/22)	$535	$578,645
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	502,837
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	291,929
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	248,715
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	420,213
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	362,259
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	709,137
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	713,704
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,267,892
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	424,022
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,315,484
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	645,019
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,357,270
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	611,030
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	284,635
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,252,670
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,819,020
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	301,745
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	622,960
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,228,350
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	632,895
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	552,025
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	279,373
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	355,374
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	960,087
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	246,745
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	535,720

		1,562,565,832

Total Municipal Debt Obligations — 98.3% (Cost: $1,474,530,311)		1,562,565,832

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.01%(d)(e)	10,650	10,651,015

Total Short-Term Investments — 0.7% (Cost: $10,650,460)		10,651,015

Total Investments in Securities — 99.0% (Cost: $1,485,180,771)		1,573,216,847

Other Assets, Less Liabilities — 1.0%		15,666,950

Net Assets — 100.0%		$1,588,883,797

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® California Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$13,158,528	$—	$(2,503,655	)(a)	$(4,413)	$555	$10,651,015	10,650	$27,883	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,562,565,832	$—	$1,562,565,832
Money Market Funds	10,651,015	—	—	10,651,015

	$10,651,015	$1,562,565,832	$—	$1,573,216,847

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$2,000	$2,000,000
5.00%, 09/01/22	5,385	5,876,166
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,738,550
5.00%, 09/01/27 (Call 09/01/24)	1,485	1,750,355
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,325,140
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	4,109,665
Series A, 4.00%, 06/01/37 (Call 09/01/27)	5,290	6,158,935
Series A, 5.00%, 09/01/35 (Call 09/01/26)	8,575	10,501,288
Series A, 5.00%, 09/01/36 (Call 09/01/26)	7,000	8,546,650
Series B, 5.00%, 09/01/23	3,085	3,521,898
Series B, 5.00%, 09/01/24	1,600	1,899,664
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/23	3,100	3,437,900
Series B, 5.00%, 01/01/24	3,500	4,040,435
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,075	7,101,614
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,744,326
Series A, 5.00%, 06/01/48 (Call 06/01/28)	4,000	4,896,560
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,283,690
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/41 (PR 01/01/21)	1,185	1,203,948

		75,136,784
Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,140,520

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,178,480
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,318,760
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,350,312
Series A, 5.00%, 07/01/22	4,650	5,055,805
Series A, 5.00%, 07/01/22 (PR 07/01/21)	2,600	2,703,948
Series A, 5.00%, 07/01/29 (PR 07/01/22)	3,175	3,453,047
Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,000	2,174,461
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/21	2,285	2,390,681
Series A, 5.00%, 09/01/23	750	852,593
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,087,660
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,777,485
Arizona Transportation Board RB
5.00%, 07/01/22	2,750	2,992,660
5.00%, 07/01/23	6,030	6,837,598
5.00%, 07/01/24	2,000	2,356,960
Series A, 5.00%, 07/01/24	6,025	7,100,342
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	870	955,225
Series A, 5.00%, 10/01/22 (ETM)	555	608,208
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,188,180
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,885	9,351,216
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,610,166
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,720,725

Security	Par (000)	Value

Arizona (continued)
City of Phoenix AZ GO
4.00%, 07/01/24	$1,040	$1,187,326
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,269,340
5.00%, 07/01/25	3,800	4,645,690
5.00%, 07/01/26	1,130	1,423,879
5.00%, 07/01/27 (Call 07/01/26)	3,985	4,982,326
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	5,389,344
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,416,380
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,670,603
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,805,280
5.00%, 07/01/49 (Call 07/01/29)	5,000	5,981,600
Series 2015-A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,270,980
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,353,580
Series A, 5.00%, 07/01/44 (Call 07/01/30)	13,650	17,783,629
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,280,460
Series B, 4.00%, 07/01/28 (Call 07/01/24)	1,100	1,233,958
Series B, 5.00%, 07/01/21	4,770	4,961,515
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,765,200
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,731,589
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	5,004,384
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,500	2,836,350
Maricopa County Community College District GO, 5.00%, 07/01/21	2,840	2,954,282
Pinal County Electric District No. 3 RB, Series A, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,042,060
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	2,500	2,661,100
5.00%, 01/01/23	3,280	3,647,294
5.00%, 01/01/24	1,070	1,239,852
5.00%, 01/01/27	1,900	2,433,045
5.00%, 01/01/31 (Call 01/01/28)	3,585	4,636,588
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,955,832
5.00%, 01/01/39 (Call 01/01/28)	8,000	10,036,640
5.00%, 01/01/47 (Call 01/01/30)	10,500	13,537,965
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,292,840
Series A, 5.00%, 01/01/26	3,270	4,070,987
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,148,857
Series A, 5.00%, 01/01/27	1,000	1,280,550
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,195,952
Series A, 5.00%, 12/01/29 (Call 06/01/22)	1,635	1,766,143
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,700,050
Series A, 5.00%, 12/01/31 (Call 06/01/22)	11,100	11,986,224
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	12,382,400
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,987,700
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,468,774
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	6,239,085
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	7,124,280
State of Arizona COP
Series A, 5.00%, 10/01/20	2,500	2,509,650
Series A, 5.00%, 10/01/21	5,000	5,258,350
Series A, 5.00%, 10/01/28	3,050	4,052,749
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,833,825

		257,500,999
Arkansas — 0.0%
State of Arkansas GO, 5.00%, 06/15/21	3,000	3,114,270

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California — 19.8%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$3,000	$3,381,930
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,332,720
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,228,651
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,164,870
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,725,170
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	528,935
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)(a)	7,500	6,224,925
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	5,148,360
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,314,900
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	3,489,696
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (PR 10/01/21)	2,000	2,099,101
5.00%, 10/01/35 (PR 10/01/21)	1,385	1,453,627
5.00%, 10/01/41 (PR 10/01/21)	1,600	1,679,280
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,460,242
Bay Area Toll Authority RB
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	2,000	2,108,560
4.00%, 04/01/33 (Call 04/01/27)	1,800	2,091,636
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,668,591
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,837,250
4.00%, 04/01/47 (Call 04/01/27)	13,500	15,214,365
5.00%, 04/01/28	1,600	2,076,704
Series A, 2.95%, 04/01/47 (Put 04/01/26)(b)(c)	1,000	1,110,310
Series B, 2.85%, 04/01/47 (Put 04/01/25)(b)(c)	4,000	4,346,880
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,861,742
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,860	2,000,504
Series F-1, 5.00%, 04/01/26 (PR 04/01/22)	1,000	1,075,540
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,845	1,984,371
Series F-1, 5.00%, 04/01/30 (PR 04/01/22)	2,000	2,151,080
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,315	1,414,335
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,000	3,505,290
Series F-2, 4.00%, 04/01/21	1,000	1,021,210
Series H, 5.00%, 04/01/44 (Call 04/01/29)	2,000	2,492,700
Series H, 5.00%, 04/01/49 (Call 04/01/29)	2,000	2,477,620
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,519,789
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,225,204
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,248,080
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,967,070
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,543,558
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	418,274
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	4,425	5,257,918
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	6,000	7,216,980
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	5,003,685
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	798,870
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,285,040
5.00%, 10/01/49 (Call 04/01/26)	500	596,010
Series T-1, 5.00%, 03/15/39	1,015	1,529,169
Series U-2, 5.00%, 10/01/32	5,000	7,153,250
Series U-3, 5.00%, 06/01/43	9,730	15,084,614
Series U-6, 5.00%, 05/01/45	4,400	6,921,772
Series U-7, 5.00%, 06/01/46	11,500	18,247,280

Security	Par (000)	Value

California (continued)
Series V-1, 5.00%, 05/01/49	$2,000	$3,247,880
California Infrastructure & Economic Development Bank RB
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,852,305
5.00%, 10/01/43 (Call 04/01/28)	3,620	4,562,250
5.00%, 08/01/49 (Call 08/01/29)	4,375	5,519,412
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,696,500
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	3,222,446
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,663,960
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	665,990
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,233,644
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	7,286,017
California Municipal Finance Authority RB
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,245,770
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,491,404
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	3,000	979,380
California State Public Works Board RB
3.00%, 09/01/31 (Call 09/01/27)	3,050	3,420,666
Series A, 5.00%, 04/01/22	1,810	1,947,035
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,559,540
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	3,054,038
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,888,520
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,789,810
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,823,202
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,644,186
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,159,570
Series A, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,445,800
Series B, 5.00%, 10/01/22	1,800	1,977,516
Series B, 5.00%, 10/01/25	1,910	2,352,089
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,196,985
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	211,516
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	5,233,610
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,589,385
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	792,165
Series D, 5.25%, 12/01/25 (Call 12/01/21)	1,345	1,427,408
Series F, 5.00%, 05/01/21	6,000	6,191,760
Series F, 5.00%, 05/01/23	3,420	3,849,723
Series F, 5.00%, 05/01/25	6,445	7,827,904
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,893,236
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	5,163,092
Series G, 5.00%, 01/01/21	4,505	4,576,720
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,462,083
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,143,360
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,706,289
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,803,413
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,271,140
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,145,290
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,709,400
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	4,114,266
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,534,470
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	9,272,760
Series A, 5.00%, 11/01/21	2,500	2,643,050
Series A, 5.00%, 11/01/23	1,000	1,153,400
Series A, 5.00%, 11/01/24 (Call 11/01/21)	925	977,457
Series A, 5.00%, 11/01/24 (Call 11/01/23)	2,040	2,351,549
Series A, 5.00%, 11/01/24 (PR 11/01/21)	325	342,930
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,611,876
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,290,732

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/30 (Call 11/01/25)	$3,000	$3,674,460
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	618,540
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,894,560
Series A, 5.00%, 11/01/32 (Call 11/01/24)	8,000	9,446,240
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,469,140
Series A, 5.00%, 11/01/33 (Call 11/01/24)	2,500	2,947,425
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,826,985
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,472,622
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,640,380
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,431,184
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,822,793
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,801,105
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	586,780
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,250	1,632,838
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,226,391
Series A, 5.00%, 11/01/42 (Call 05/01/27)	3,450	4,221,696
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,802,490
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,802,530
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	816,480
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,570,820
Series A, 5.00%, 11/01/45 (Call 05/01/26)	5,820	7,062,745
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	22,984,290
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	13,700,107
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,875	1,917,544
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	553,565
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	1,000	1,144,280
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	1,014,320
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,901,918
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	7,000,951
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,336,620
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,316,929
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,225	1,386,884
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	1,200	1,357,080
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,300	2,847,308
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,181,620
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	7,000	8,283,100
City & County of San Francisco CA GO
Series R-1, 5.00%, 06/15/21	25	25,958
Series R-1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,062,560
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	5,250	5,321,557
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	5,149,971
Series C, 4.00%, 07/15/21	645	665,130
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,184,770
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	1,250	1,250,000
City of Los Angeles CA RB, 4.00%, 06/24/21	4,400	4,536,268
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,129,200
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,117,490
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,715,180
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,882,290
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,859,970

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/22	$2,625	$2,848,020
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,000	3,242,820
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	432,228
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,176,680
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,847,385
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	5,365,405
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,985,745
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,931,835
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,926,315
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,546,940
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,267,100
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,000	3,531,780
Series B, 5.00%, 05/15/29	2,000	2,658,680
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,663,180
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	532,550
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	5,257,947
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,580,159
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,458,320
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	2,020,851
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	9,750	11,116,267
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	4,500	5,737,455
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,802,020
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,397,300
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,391,200
5.00%, 11/01/32 (Call 11/01/26)	4,250	5,313,095
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,244,020
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,492,220
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,284,040
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	5,810,090
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	422,552
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,492,120
Series A, 5.00%, 11/01/35 (PR 05/01/22)	4,000	4,318,010
Series A, 5.00%, 11/01/37 (PR 05/01/22)	1,000	1,080,390
Series A, 5.00%, 11/01/41 (PR 11/01/21)	2,750	2,905,045
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,000	1,080,390
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,547,220
City of San Jose CA GO, Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	5,000	6,377,600
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,114,980
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,275,480
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,437,800
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,221,320
Series A, 5.00%, 08/01/38 (PR 08/01/23)	5,580	6,359,526
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	6,046,096
Series B, 0.00%, 08/01/28(a)	5,000	4,578,400
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,286,700
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	559,030
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	538,960
Contra Costa Community College District GO
5.00%, 08/01/38 (PR 08/01/23)	10,155	11,573,653
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	11,965	13,347,077
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	1,000	1,031,690

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 09/14/20)	$1,145	$1,146,855
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,106,725
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,356,853
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,511,359
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	205	214,951
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	573,084
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	4,051,670
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,297,565
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,667,421
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	8,941,255
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	6,155,097
Series B, 5.00%, 06/01/23	1,000	1,131,850
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,560,460
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,539,508
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,646,827
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	8,811,772
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,825,710
El Camino Community College District Foundation GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,237,640
Series C, 0.00%, 08/01/32(a)	200	164,566
Series C, 0.00%, 08/01/34(a)	8,415	6,544,009
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	500	582,265
Elk Grove Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	3,000	3,365,550
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	942,232
Series C, 0.00%, 08/01/51(a)	2,850	1,247,901
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,549,280
Series A, 0.00%, 08/01/34(a)	2,500	1,933,450
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,044,280
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	4,960,330
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	3,166,605
0.00%, 01/15/35 (AGM)(a)	1,700	1,151,359
Series A, 0.00%, 01/01/23 (ETM)(a)	500	495,250
Series A, 0.00%, 01/01/25 (ETM)(a)	200	195,384
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,454,400
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	4,227,811
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	892,720
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,302,820
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	627,190
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,210,440
Series A, 6.00%, 01/15/49 (PR 01/15/24)	1,500	1,788,645
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	6,111,204
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,949,094
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	2,229,720
Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,660	1,903,688
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,480,620
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,839,717

Security	Par (000)	Value

California (continued)
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	$8,950	$10,139,097
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,860,165
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,825,600
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,638,375
Series C, 4.00%, 08/01/49 (Call 08/01/28)	6,600	7,666,956
Long Beach Unified School District GO
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	401,152
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	5,078,970
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	8,815	10,114,507
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,607,941
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,116,760
Series A, 4.00%, 08/01/33 (Call 08/01/24)	2,960	3,294,391
Series A, 5.00%, 08/01/22	1,000	1,093,260
Series A, 5.00%, 08/01/27 (Call 08/01/24)	3,400	4,010,844
Series A, 5.00%, 08/01/29 (Call 08/01/24)	10,495	12,335,718
Series A, 5.00%, 08/01/30 (Call 08/01/24)	8,935	10,502,110
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,348,240
Series B-1, 5.00%, 08/01/21	15,000	15,669,750
Series C, 5.00%, 06/01/26	1,000	1,267,500
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	2,273,421
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	2,024,348
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,540	1,758,449
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,500	2,848,775
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,620,923
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,237,490
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 06/01/36 (Call 06/01/30)	855	1,045,571
5.00%, 06/01/24	1,475	1,737,550
5.00%, 06/01/28	4,000	5,284,560
5.00%, 06/01/31 (Call 06/01/30)	4,000	5,457,920
5.00%, 06/01/32 (Call 06/01/30)	2,500	3,385,750
5.00%, 06/01/33 (Call 06/01/27)	2,000	2,514,060
5.00%, 06/01/35 (Call 06/01/30)	1,500	1,999,665
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,862,565
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,402,232
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,576,620
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	12,484,200
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	9,977,680
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,209,355
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	5,076,160
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,038,180
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,075,410
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	4,143,345
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,536,020
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/20	1,000	1,003,910
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/26	3,000	3,803,940
Series A, 5.00%, 07/01/27	2,500	3,263,000
Series A, 5.00%, 07/01/28	4,000	5,337,960
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,000	2,627,500
Series B, 5.00%, 07/01/50 (Call 07/01/30)	4,000	5,157,320
Series D, 5.00%, 07/01/44 (Call 07/01/29)	3,000	3,838,110

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 07/01/49 (Call 07/01/29)	$16,500	$20,997,570
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/21	35	36,420
Series A, 5.00%, 07/01/22 (Call 07/01/21)	4,255	4,427,327
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	20,798
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,393,560
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	9,137,304
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	8,430,531
Series A, 5.00%, 07/01/49 (Call 01/01/29)	5,070	6,378,973
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	3,205,075
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,300	1,501,344
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,694,520
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	5,301,400
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,312,754
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,303,980
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,470,960
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,315,697
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,756,279
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	2,013,625
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,315	1,549,701
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,471,280
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,590,725
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,207,648
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,980	3,466,008
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	2,171,620
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,869,184
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	8,639,019
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,075,200
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,644,573
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,412,300
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,449,700
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,971,825
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,232,170
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,832,476
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,719,610
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,294,560
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,435	5,016,872
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,821,925
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,351,992
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,082,850
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,566,280
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,895,300
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	3,157,825
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,827,987
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	3,138,200
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,128,980
Series A, 5.00%, 07/01/22	2,570	2,795,775
Series A, 5.00%, 07/01/23	8,530	9,675,067
Series A, 5.00%, 07/01/24	3,000	3,537,960
Series A, 5.00%, 07/01/25	2,500	3,055,025
Series A, 5.00%, 07/01/26	1,980	2,491,038
Series A, 5.00%, 07/01/27	460	595,019
Series A, 5.00%, 07/01/28	5,000	6,636,500
Series A, 5.00%, 07/01/29	5,000	6,795,300
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,037,760
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,849,520
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,195,777

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/31 (Call 07/01/21)	$4,110	$4,263,755
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,276,962
Series B, 5.00%, 07/01/21	1,455	1,513,549
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,960	7,490,468
Series B-1, 5.00%, 07/01/26	5,350	6,730,835
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	5,102,000
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,529,460
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	13,627,505
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,526,080
Series C, 5.00%, 07/01/21	3,245	3,375,579
Series C, 5.00%, 07/01/22	9,335	10,155,080
Series C, 5.00%, 07/01/23	4,140	4,695,754
Series C, 5.00%, 07/01/24	1,360	1,603,875
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,411,600
Series C, 5.00%, 07/01/27 (Call 07/01/24)	190	222,325
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	875,108
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,818,863
Series KRY, 5.25%, 07/01/28 (Call 10/01/20)	16,000	16,089,600
Series RYQ, 4.00%, 07/01/36 (Call 07/01/30)	3,000	3,635,970
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	2,209,432
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	2,565	3,076,205
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	15,200	17,967,008
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	293,048
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	115,937
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	250,920
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,644,071
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	10,564,640
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	210,444
Series C, 5.00%, 10/01/27	1,000	1,313,500
Series C, 5.00%, 07/01/38 (Call 07/01/30)	6,700	9,030,461
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	3,358,975
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,000	4,018,890
Series E, 5.00%, 07/01/23	1,000	1,136,070
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	608,440
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,762,507
Series E, 5.00%, 06/01/37 (Call 08/01/22)	7,880	8,480,535
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,159,890
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	12,830	13,803,155
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,170,630
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	915,880
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,520,860
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	1,171,320
0.00%, 08/01/36(a)	1,400	1,029,798
0.00%, 08/01/38(a)	1,500	1,038,060
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	615,661
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	696,450
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	499,556
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	1,062,950
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,184,320
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	2,825	3,309,855

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	$5,000	$5,628,400
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	25,390,604
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,917,615
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	2,161,535
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,114,980
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,232,960
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	718,047
Series D, 0.00%, 08/01/46(a)	2,500	1,257,625
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,774,210
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	788,710
0.00%, 08/01/36(a)	13,250	9,533,772
0.00%, 08/01/41(a)	1,500	917,700
0.00%, 08/01/46(a)	5,500	2,614,205
0.00%, 08/01/51(a)	1,250	507,288
Series B, 0.00%, 08/01/34(a)	4,630	3,546,395
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	10,675,292
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,194,160
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,707,870
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,176,600
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,274,740
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,734,306
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,441,540
Sacramento City Financing Authority RB
Series A, 5.40%, 11/01/20 (AMBAC)	95	95,787
Series E, 5.25%, 12/01/30 (AMBAC)	440	591,039
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,299,320
Series A, 5.00%, 12/01/45 (Call 12/01/30)	8,540	11,355,126
Series A, 5.00%, 12/01/50 (Call 12/01/30)	2,500	3,305,125
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	20,121,815
Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	6,500	7,251,075
Series B, 5.00%, 08/15/49 (Put 10/15/25)(b)(c)	2,500	2,965,550
Series E, 5.00%, 08/15/24	1,500	1,783,125
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,960,890
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,607,480
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	5,577,291
Series H, 5.00%, 08/15/50 (Call 08/15/30)	7,000	9,114,420
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	779,024
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	266,518
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,575	6,873,965
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,000	7,033,740
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	11,551,200
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,263,010
5.00%, 08/01/29 (PR 08/01/21)	120	125,314

Security	Par (000)	Value

California (continued)
5.00%, 08/01/30 (Call 08/01/26)	$3,500	$4,385,710
5.00%, 08/01/30 (PR 08/01/23)	1,250	1,424,625
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,971,840
5.00%, 08/01/43 (PR 08/01/23)	1,490	1,698,153
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	520	600,964
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	6,174,195
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,830,698
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,361,013
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,971,392
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	735,912
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	11,750	12,009,675
Series A, 5.00%, 04/01/41 (Call 04/01/26)	7,600	9,186,424
Series A, 5.00%, 04/01/42 (PR 04/01/22)	2,000	2,152,740
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,724,795
Series A, 5.00%, 04/01/48 (PR 04/01/22)	5,860	6,307,528
San Diego County Water Authority RB
5.00%, 05/01/31 (PR 11/01/22)	1,735	1,915,527
5.00%, 05/01/34 (PR 11/01/22)	1,000	1,104,050
Series A, 5.00%, 05/01/32 (Call 05/01/26)	1,520	1,868,962
Series B, 5.00%, 05/01/35 (Call 05/01/26)	1,350	1,642,410
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,727,698
San Diego Public Facilities Financing Authority RB
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,669,734
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,772,360
Series A, 4.00%, 08/01/38 (Call 08/01/30)	1,600	1,964,624
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,874,175
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,138,732
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	1,025	1,109,511
5.00%, 05/15/23	2,555	2,885,796
5.00%, 05/15/25	2,500	3,050,900
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	602,070
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	3,121,200
San Diego Public Facilities Financing Authority Water Revenue RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,137,600
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	1,300	1,112,488
Series C, 0.00%, 07/01/35(a)	2,380	1,756,916
Series C, 0.00%, 07/01/36(a)	1,500	1,071,840
Series C, 0.00%, 07/01/37(a)	700	485,121
Series C, 0.00%, 07/01/38(a)	3,000	2,012,340
Series C, 0.00%, 07/01/43(a)	4,140	2,334,546
Series C, 0.00%, 07/01/44(a)	2,165	1,179,362
Series C, 0.00%, 07/01/45(a)	4,590	2,418,838
Series C, 0.00%, 07/01/46(a)	275	139,824
Series C, 0.00%, 07/01/47(a)	1,405	690,024
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	3,575,650
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,928,089
Series E, 0.00%, 07/01/42(a)	5,850	5,456,061
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	3,613,876
Series E, 0.00%, 07/01/49(a)	7,640	3,528,687
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,363,620
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,778,840
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	13,006,716
Series I, 5.00%, 07/01/41 (Call 07/01/27)	2,000	2,476,300

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 07/01/47 (Call 07/01/27)	$6,500	$7,977,385
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	15,247,180
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,500	2,689,950
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	5,000	5,923,250
Series R-1, 0.00%, 07/01/31(a)	2,000	1,662,880
Series R-2, 0.00%, 07/01/40(a)	3,475	4,045,004
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,524,080
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,172,870
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	1,000	1,109,110
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	888,696
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,726,620
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,714,030
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	5,907,600
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	3,000	3,190,890
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,500	2,946,950
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	3,292,073
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	9,867,314
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,897,236
Series A, 5.00%, 07/01/36 (PR 07/01/22)	1,000	1,087,470
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,071,730
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,189,060
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,254,380
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,126,570
Series C, 5.00%, 05/01/46 (Call 05/01/26)	3,000	3,489,630
Series C, 5.00%, 05/01/49 (Call 05/01/29)	7,785	9,506,808
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,574,275
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,997,650
Series F, 5.00%, 05/01/50 (Call 05/01/29)	6,135	7,484,700
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,551,551
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,687,390
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	26,269,250
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	4,210,423
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,138,610
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	4,721,808
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	2,064,867
0.00%, 01/01/27 (ETM)(a)	1,075	1,031,086
Series A, 5.00%, 01/15/29 (Call 01/15/25)	1,000	1,147,220
Series A, 5.00%, 01/15/34 (Call 01/15/25)	2,680	3,014,035
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,850,160
Series A, 5.00%, 01/15/50 (Call 01/15/25)	7,500	8,263,350
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (Call 09/01/24)	7,500	8,242,275
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,463,080
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	5,208,520
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	832,864
Series B, 0.00%, 08/01/51(a)	1,500	644,880

Security	Par (000)	Value

California (continued)
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (Call 09/01/25)	$1,000	$1,202,460
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,875,270
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	11,059,522
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,741,246
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	1,070	1,273,931
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,785,838
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	5,500	6,104,340
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	497,205
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,765	4,200,648
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	4,108,738
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,670,625
Santa Clara Unified School District GO, 4.00%, 07/01/48 (Call 07/01/26)	15,000	16,855,350
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,183,400
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	6,000	6,922,260
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,376,015
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,630,215
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,000	3,219,210
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,525,480
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,000	5,791,900
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,500	1,787,340
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,668,090
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	918,509
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,367,220
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	1,540	1,589,958
Series O, 5.00%, 05/01/22	10,395	11,237,931
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,230,233
Series AS, 5.00%, 12/01/24 (ETM)	10	11,959
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,223,408
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	5,979
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,000	1,200,526
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,000	1,200,526
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	5,087,120
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	1,000	1,255,710
Series AX, 5.00%, 12/01/27	1,000	1,326,830
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	8,890,679
Series BB, 5.00%, 12/01/22	1,045	1,157,160
Series BB, 5.00%, 12/01/23	12,830	14,812,492
Series BB, 5.00%, 12/01/25	4,000	4,983,720
Series BB, 5.00%, 12/01/27	3,000	3,980,490
Series BB, 5.00%, 12/01/30	2,000	2,835,560
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	1,000	1,376,570
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	1,250	1,707,963
State of California GO
3.00%, 03/01/28	2,500	2,918,675

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
3.00%, 10/01/34 (Call 10/01/29)	$2,305	$2,590,497
3.00%, 10/01/35 (Call 10/01/29)	3,000	3,318,420
3.00%, 10/01/36 (Call 10/01/29)	1,500	1,645,215
3.00%, 10/01/37 (Call 10/01/29)	2,635	2,893,836
3.00%, 10/01/49 (Call 10/01/29)	1,000	1,067,080
4.00%, 09/01/20	500	500,000
4.00%, 05/01/23	1,475	1,624,123
4.00%, 10/01/23	2,000	2,232,860
4.00%, 11/01/25	6,340	7,528,623
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,499,588
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	3,500	3,593,380
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,907,050
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,350,800
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,531,900
4.00%, 09/01/33 (Call 09/01/26)	3,000	3,516,450
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,600,018
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,957,206
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,665,780
4.00%, 09/01/35 (Call 09/01/26)	9,575	11,111,692
4.00%, 11/01/35 (Call 11/01/27)	5,940	7,053,037
4.00%, 03/01/36 (Call 03/01/30)	5,000	6,070,350
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,732,178
4.00%, 11/01/36 (Call 11/01/27)	8,000	9,454,160
4.00%, 03/01/37 (Call 03/01/30)	11,550	13,965,451
4.00%, 10/01/37 (Call 10/01/29)	2,000	2,407,660
4.00%, 03/01/38 (Call 03/01/30)	9,475	11,417,091
4.00%, 03/01/40 (Call 03/01/30)	21,210	25,440,759
4.00%, 10/01/44 (Call 10/01/29)	5,260	6,209,903
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,662,105
4.00%, 03/01/45 (Call 03/01/25)	6,500	7,183,215
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,949,605
4.00%, 03/01/46 (Call 03/01/30)	5,850	6,930,027
4.00%, 11/01/47 (Call 11/01/27)	6,290	7,256,584
4.00%, 03/01/50 (Call 03/01/30)	2,000	2,362,340
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,693,183
5.00%, 09/01/20	1,500	1,500,000
5.00%, 10/01/20	1,810	1,817,041
5.00%, 11/01/20	4,200	4,233,222
5.00%, 04/01/21	3,000	3,083,850
5.00%, 08/01/21	11,120	11,609,169
5.00%, 09/01/21	29,805	31,235,640
5.00%, 10/01/21	1,000	1,052,010
5.00%, 02/01/22	10,290	10,988,485
5.00%, 08/01/22	3,605	3,936,119
5.00%, 09/01/22	1,795	1,968,164
5.00%, 10/01/22	5,000	5,500,850
5.00%, 11/01/22	2,560	2,826,522
5.00%, 12/01/22	1,000	1,108,050
5.00%, 02/01/23	6,000	6,695,460
5.00%, 04/01/23	9,770	10,978,940
5.00%, 08/01/23	1,500	1,709,025
5.00%, 09/01/23	8,000	9,145,920
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,475,800
5.00%, 10/01/23	1,230	1,410,958
5.00%, 10/01/23 (Call 10/01/20)	20	20,078
5.00%, 11/01/23	1,500	1,726,500
5.00%, 12/01/23	1,835	2,119,205
5.00%, 03/01/24	2,310	2,694,546
5.00%, 04/01/24	8,120	9,502,998
5.00%, 08/01/24	2,410	2,857,465

Security	Par (000)	Value

California (continued)
5.00%, 09/01/24 (Call 09/01/22)	$4,770	$5,221,910
5.00%, 10/01/24	4,500	5,369,040
5.00%, 11/01/24	5,770	6,905,247
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,184,480
5.00%, 04/01/25	21,500	26,115,190
5.00%, 08/01/25	8,000	9,829,920
5.00%, 09/01/25	2,000	2,464,440
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,139,360
5.00%, 10/01/25	29,615	36,587,259
5.00%, 10/01/25 (Call 10/01/24)	2,105	2,505,855
5.00%, 11/01/25 (Call 11/01/23)	5,765	6,609,861
5.00%, 03/01/26 (Call 03/01/25)	3,400	4,097,442
5.00%, 04/01/26	13,165	16,470,995
5.00%, 08/01/26	4,485	5,664,600
5.00%, 10/01/26	7,000	8,883,490
5.00%, 10/01/26 (Call 10/01/24)	4,250	5,047,895
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,110,770
5.00%, 03/01/27 (Call 03/01/25)	2,675	3,210,305
5.00%, 08/01/27	2,300	2,985,469
5.00%, 09/01/27 (Call 09/01/26)	5,200	6,561,828
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,368,320
5.00%, 11/01/27	7,350	9,603,289
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,628,463
5.00%, 04/01/28	8,800	11,595,320
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,560,428
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,135,073
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,133,900
5.00%, 09/01/28 (Call 09/01/26)	3,500	4,407,200
5.00%, 10/01/28	11,400	15,200,532
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,363,860
5.00%, 11/01/28	4,000	5,344,280
5.00%, 11/01/28 (Call 11/01/27)	2,600	3,375,918
5.00%, 03/01/29	1,000	1,343,770
5.00%, 04/01/29	11,345	15,274,341
5.00%, 08/01/29 (Call 08/01/28)	2,635	3,489,056
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,046,150
5.00%, 09/01/29 (Call 09/01/26)	6,715	8,432,966
5.00%, 10/01/29	1,500	2,042,160
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,394,778
5.00%, 10/01/29 (Call 10/01/24)	4,300	5,072,753
5.00%, 10/01/29 (Call 04/01/26)	6,445	7,975,236
5.00%, 10/01/29 (Call 10/01/28)	17,000	22,600,140
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,847,675
5.00%, 11/01/29 (Call 11/01/27)	5,455	7,063,734
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,395,440
5.00%, 04/01/30	4,650	6,381,520
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,935,174
5.00%, 08/01/30 (Call 08/01/27)	7,785	9,981,070
5.00%, 08/01/30 (Call 08/01/28)	4,000	5,272,120
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,093,007
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,253,170
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,355,880
5.00%, 11/01/30 (Call 11/01/27)	6,250	8,074,687
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,127,360
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,661,160
5.00%, 04/01/31	1,000	1,400,420
5.00%, 04/01/31 (Call 04/01/29)	1,000	1,326,010
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,520,936
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,927,850
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,614,325

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 09/01/31 (Call 09/01/26)	$4,465	$5,580,491
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,991,968
5.00%, 11/01/31 (Call 11/01/23)	4,550	5,179,720
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,954,690
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,712,355
5.00%, 02/01/32 (Call 02/01/22)	5,125	5,449,105
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,368,075
5.00%, 04/01/32 (Call 04/01/29)	4,000	5,261,960
5.00%, 08/01/32 (Call 08/01/25)	6,000	7,267,860
5.00%, 08/01/32 (Call 08/01/26)	5,000	6,209,500
5.00%, 08/01/32 (Call 08/01/27)	5,000	6,350,600
5.00%, 09/01/32 (Call 09/01/26)	20,920	26,035,358
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,176,170
5.00%, 10/01/32 (Call 10/01/29)	1,630	2,165,096
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,906,328
5.00%, 11/01/32 (Call 11/01/28)	3,500	4,584,195
5.00%, 02/01/33 (Call 02/01/22)	6,000	6,377,700
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,979,550
5.00%, 03/01/33 (Call 03/01/30)	5,000	6,691,650
5.00%, 04/01/33 (Call 04/01/24)	4,815	5,554,777
5.00%, 04/01/33 (Call 04/01/29)	11,190	14,633,499
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,333,820
5.00%, 08/01/33 (Call 08/01/25)	3,460	4,179,957
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,111,390
5.00%, 10/01/33 (Call 04/01/24)	13,165	15,167,396
5.00%, 10/01/33 (Call 10/01/24)	2,655	3,115,669
5.00%, 09/01/34 (Call 09/01/26)	5,805	7,193,730
5.00%, 11/01/34 (Call 11/01/28)	4,035	5,239,125
5.00%, 03/01/35 (Call 03/01/30)	5,500	7,285,025
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,876,425
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,304,641
5.00%, 08/01/35 (Call 08/01/26)	2,000	2,468,180
5.00%, 08/01/35 (Call 08/01/27)	4,805	6,041,182
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,854,885
5.00%, 10/01/35 (Call 04/01/26)	4,375	5,338,550
5.00%, 04/01/36 (Call 04/01/29)	10,500	13,555,710
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,678,402
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,775,306
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,152,856
5.00%, 09/01/36 (Call 09/01/26)	1,000	1,234,620
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,521,560
5.00%, 11/01/36 (Call 11/01/28)	2,500	3,216,200
5.00%, 04/01/37 (Call 04/01/24)	3,500	4,021,640
5.00%, 04/01/37 (Call 04/01/29)	2,500	3,211,375
5.00%, 08/01/37 (Call 08/01/28)	2,625	3,343,121
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,338,220
5.00%, 11/01/37 (Call 11/01/28)	5,000	6,404,050
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,088,017
5.00%, 02/01/38 (Call 02/01/23)	2,000	2,205,720
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,280,630
5.00%, 08/01/38 (Call 08/01/26)	5,000	6,131,700
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,816,725
5.00%, 10/01/39 (Call 10/01/29)	2,885	3,722,169
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,003,716
5.00%, 10/01/41 (Call 10/01/21)	7,425	7,780,360
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,349,451
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,595,630
5.00%, 04/01/43 (Call 04/01/23)	8,000	8,867,120
5.00%, 11/01/43 (Call 11/01/23)	22,075	24,988,679
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,145,710

Security	Par (000)	Value

California (continued)
5.00%, 10/01/44 (Call 10/01/24)	$2,265	$2,630,209
5.00%, 09/01/45 (Call 09/01/26)	16,275	19,870,473
5.00%, 09/01/46 (Call 09/01/26)	3,495	4,262,607
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,806,810
5.00%, 11/01/47 (Call 11/01/27)	4,250	5,240,037
5.25%, 09/01/22	8,640	9,516,614
5.25%, 02/01/23	250	280,480
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,509,930
5.25%, 09/01/24 (Call 09/01/21)	7,000	7,349,090
5.25%, 09/01/25 (Call 09/01/21)	250	262,338
5.25%, 02/01/30 (Call 02/01/22)	5,000	5,337,500
5.25%, 03/01/30 (Call 10/01/20)	500	501,975
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,906,640
5.25%, 09/01/30 (Call 09/01/21)	1,375	1,441,591
5.25%, 09/01/31 (Call 09/01/21)	12,000	12,578,640
5.25%, 08/01/32 (AGM)	6,455	9,239,752
5.25%, 10/01/32 (Call 10/01/21)	2,500	2,630,275
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,147,160
5.25%, 11/01/40 (Call 11/01/20)	12,500	12,596,875
5.60%, 03/01/36 (Call 10/01/20)	20	20,082
6.00%, 03/01/33 (Call 10/01/20)	840	844,998
Series A, 5.00%, 09/01/22	1,670	1,831,105
Series A, 5.00%, 10/01/23	1,320	1,514,198
Series A, 5.00%, 10/01/24	5,270	6,287,742
Series A, 5.00%, 08/01/25	4,000	4,914,960
Series A, 5.00%, 10/01/48 (Call 10/01/28)	15,050	18,795,343
Series B, 5.00%, 09/01/20	4,800	4,800,000
Series B, 5.00%, 09/01/21	9,575	10,034,600
Series B, 5.00%, 09/01/23	6,670	7,625,411
Series B, 5.00%, 08/01/24	4,705	5,578,577
Series B, 5.00%, 09/01/24	10,185	12,114,956
Series B, 5.00%, 09/01/26	3,130	3,962,361
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,198,760
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,798,875
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,615	2,033,317
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	5,433,800
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,986,025
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	8,347,360
Series C, 5.00%, 08/01/30 (Call 08/01/26)	2,325	2,905,715
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,374,360
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,090,290
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,369,600
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	5,000	6,051,600
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,030,821
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	693,105
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	7,264,722
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	602,945
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,066,443
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	11,260	12,646,219
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	26,158,616
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,926,846
Series AO, 5.00%, 05/15/22	1,475	1,597,396
Series AO, 5.00%, 05/15/23	1,500	1,695,510
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	6,088,750
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	10,312,500
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	15,428,643
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,500	1,503,855

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	$1,170	$1,443,183
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	593,610
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,811,320
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	14,500	18,030,605
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	14,067,913
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,307,800
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	14,655	18,335,164
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	6,241,065
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,499,020
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	6,345,750
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	2,000	2,391,540
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	5,000	5,865,100
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	6,000	7,020,240
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	2,022,555
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,996,755
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	2,000	2,622,260
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,334,418
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,086,777
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,482,741
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,481,477
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,123,390
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,667,054
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	4,235,756
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	5,214,513
Series M, 5.00%, 05/15/52 (Call 05/15/27)	1,750	2,112,215
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,685,050
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,531,580
Series Q, 5.00%, 05/15/21 (Call 10/01/20)	15	15,059
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	1,810	1,998,331
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,955,608
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,705,938
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	740,235
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,746,447

		3,548,584,038
Colorado — 1.0%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,262,400
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	535,860
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	11,189,700
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,208,076
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,881,500
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	6,873,306
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,009,500
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,515,145
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	266,643
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,289,500
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,417,640
Series D, 5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,640,430
City & County of Denver CO RB
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	10,914,265
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,193,390
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	19,380	23,212,783

Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	$3,000	$3,593,880
Series A-1, 5.00%, 11/15/25	5,700	7,065,207
Series A-3, 5.00%, 11/15/22	1,920	2,122,963
County of Adams CO COP, 4.00%, 12/01/45
(Call 12/01/25)	700	768,488
Denver City & County School District No. 1 GO
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,498,247
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	2,241,640
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,040	1,216,041
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,045,710
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	5,000	5,423,450
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,211,800
E-470 Public Highway Authority RB
0.00%, 09/01/35(a)	1,000	720,590
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	16,516,720
Series A, 0.00%, 09/01/40(a)	2,745	1,669,207
Series A, 0.00%, 09/01/41(a)	3,495	2,050,062
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,824,960
Series B, 0.00%, (NPFGC)(a)	1,165	1,130,458
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	665,000
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	161,657
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,186,025
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,810	6,445,556
Regional Transportation District RB
Series A, 5.00%, 11/01/27	1,500	1,925,925
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,265	1,383,973
Series A, 5.00%, 11/01/28	1,500	1,969,425
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,077,526
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	3,289,852
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	12,103,713
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	2,046,248
State of Colorado COP
Series G, 5.00%, 03/15/32 (PR 03/15/21)	1,000	1,025,650
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	3,895,185
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	1,123,930
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,130,550
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,543,570
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,294,600

		172,777,946
Connecticut — 1.9%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, 1.10%, 07/01/48 (Put 02/07/23)(b)(c)	12,715	12,981,125
Series 2017 B-1, 5.00%, 07/01/29	5,000	6,810,600
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,106,980
State of Connecticut GO
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	2,084,200
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,587,220
Series A, 4.00%, 01/15/35 (Call 01/15/30)	4,000	4,732,680
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,345,720
Series A, 5.00%, 10/15/21	1,500	1,579,590
Series A, 5.00%, 01/15/22	5,045	5,372,370
Series A, 5.00%, 03/15/22	10,000	10,726,200
Series A, 5.00%, 04/15/22	545	586,720
Series A, 5.00%, 04/15/23	325	364,624
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	2,022,258

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 04/15/25	$700	$839,636
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,311,902
Series A, 5.00%, 01/15/28	2,000	2,563,720
Series A, 5.00%, 01/15/29	4,505	5,878,574
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,776,520
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,629,080
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	2,027,624
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	8,526,000
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	285,431
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,895,079
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	5,043,720
Series B, 3.00%, 04/15/22	1,825	1,905,756
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	29,871,720
Series B, 5.00%, 05/15/21	4,755	4,913,484
Series B, 5.00%, 02/15/22	4,150	4,435,063
Series B, 5.00%, 05/15/22 (Call 05/15/21)	1,500	1,549,890
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	3,022,155
Series B, 5.00%, 01/15/24	5,250	6,044,955
Series B, 5.00%, 05/15/24	1,595	1,859,563
Series B, 5.00%, 04/15/25	2,500	2,999,975
Series B, 5.00%, 05/15/26	3,550	4,384,924
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,000	2,390,220
Series C, 5.00%, 06/01/22	1,500	1,623,855
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,081,360
Series C, 5.00%, 06/01/24 (Call 06/01/22)	2,000	2,157,940
Series C, 5.00%, 06/15/28	1,000	1,293,410
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,007,560
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,093,220
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,595,950
Series E, 5.00%, 10/15/20	1,000	1,005,680
Series E, 5.00%, 10/15/23	5,500	6,295,025
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,788,987
Series E, 5.00%, 10/15/25	3,000	3,656,160
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,087,250
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	6,169,250
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,418,940
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,920	5,853,275
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,369,280
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,359,940
Series G, 5.00%, 11/01/20	5,315	5,356,404
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	11,122,700
Series A, 4.00%, 05/01/39 (Call 05/01/30)	4,000	4,637,080
Series A, 5.00%, 01/01/24	5,000	5,764,850
Series A, 5.00%, 09/01/24	2,000	2,364,940
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,493,491
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,204,850
Series A, 5.00%, 01/01/27	2,000	2,507,220
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,000	6,000,200
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,839,836
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,197,900
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,167,720
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,201,740
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,920,160
Series A, 5.00%, 10/01/30 (Call 10/01/23)	1,930	2,180,803
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,162,570
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,423,488
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	8,852,621
Series A, 5.00%, 10/01/32 (Call 10/01/23)	17,635	19,834,614
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	5,188,760

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 08/01/33 (Call 08/01/25)	$1,000	$1,185,190
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,209,320
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	6,456,150
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	11,470,300
Series A, 5.00%, 05/01/35 (Call 05/01/30)	5,565	7,150,747
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,442,460
Series B, 5.00%, 10/01/22	625	686,088
Series B, 5.00%, 10/01/25	1,500	1,832,805
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,282,750
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	6,328,262
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,873,290
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,854,105
State of Connecticut Special Tax Revenue ST
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	2,284,600
Series A, 5.00%, 05/01/30	5,000	6,634,250

		347,424,624
Delaware — 0.2%
Delaware Transportation Authority RB
5.00%, 07/01/22	1,500	1,633,230
5.00%, 07/01/30	5,000	6,897,800
5.00%, 06/01/55 (Call 06/01/25)	2,000	2,283,700
State of Delaware GO
5.00%, 02/01/24	4,500	5,235,075
Series A, 5.00%, 01/01/22	2,000	2,128,600
Series A, 5.00%, 01/01/26	8,815	10,995,390
Series A, 5.00%, 01/01/27	1,155	1,482,362
Series B, 5.00%, 07/01/23	1,960	2,226,090

		32,882,247
District of Columbia — 1.7%
District of Columbia GO
Series 2013-A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,681,920
Series A, 5.00%, 10/15/27	2,000	2,616,640
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,369,090
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	4,726,050
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,524,040
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,386,932
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	3,132,425
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,628,908
Series A, 5.00%, 10/15/38 (Call 04/15/29)	3,500	4,528,335
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,959,976
Series A, 5.00%, 10/15/44 (Call 04/15/29)	14,045	17,897,684
Series B, 5.00%, 06/01/22	3,000	3,253,230
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	17,407,350
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	4,308,058
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,306,520
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	9,571,193
Series G, 5.00%, 12/01/36 (Call 12/01/21)	10,050	10,570,992
Series G, 5.00%, 12/01/36 (PR 12/01/21)	4,925	5,216,117
District of Columbia RB
5.00%, 12/01/33 (Call 12/01/29)	6,000	7,836,180
5.00%, 12/01/34 (Call 12/01/29)	2,450	3,191,909
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,422,000
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	2,361,200
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	3,559,380
Series A, 5.00%, 12/01/23 (Call 12/01/22)	7,000	7,751,310
Series A, 5.00%, 03/01/29	2,000	2,701,200
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	3,377,500
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	2,013,000
Series A, 5.00%, 03/01/33 (Call 09/01/29)	2,005	2,673,728

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 03/01/34 (Call 09/01/29)	$1,000	$1,328,140
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,635,280
Series A, 5.00%, 12/01/36 (Call 12/01/21)	3,280	3,450,035
Series A, 5.00%, 03/01/39 (Call 03/01/30)	2,400	3,129,096
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,500	3,244,875
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	5,277,561
Series B, 5.00%, 10/01/21	5,000	5,261,700
Series B, 5.00%, 10/01/22	5,390	5,928,730
Series B, 5.00%, 12/01/26 (Call 12/01/22)	4,500	4,965,795
Series B-1, 5.00%, 02/01/31 (Call 10/01/20) (NPFGC)	80	80,168
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,156,525
Series C, 5.00%, 10/01/21	1,000	1,052,340
Series C, 5.00%, 10/01/24	4,000	4,772,480
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,106,370
Series C, 5.00%, 10/01/25	1,000	1,235,430
Series C, 5.00%, 12/01/25 (Call 12/01/22)	5,000	5,523,500
Series C, 5.00%, 10/01/27	2,000	2,614,020
Series C, 5.00%, 10/01/29	5,155	7,055,958
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,197,060
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,093,340
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	195	211,994
Series A, 5.00%, 10/01/36 (Call 04/01/26)	3,000	3,651,600
Series A, 5.00%, 10/01/44 (PR 10/01/23)	2,465	2,824,890
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,310	9,523,260
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,632,340
Series B, 5.00%, 10/01/49 (Call 04/01/28)	11,565	14,304,170
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,396,540
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	13,877,864
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
Series A, 0.00%, 10/01/37(a)	4,000	2,271,160
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,214,320
Series A, 5.00%, 10/01/53 (Call 04/01/22)	6,000	6,224,160
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	5,786,497
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	5,751,270
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	5,456,650
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	3,301,710
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,192,940
Metropolitan Washington Airports Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,003,870
Washington Metropolitan Area Transit Authority RB
Series A, 4.00%, 07/15/40 (Call 07/15/30)	750	891,975
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,609,200
Series A, 5.00%, 07/15/45 (Call 07/15/30)	7,000	8,960,700
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	2,091,782

		304,260,162
Florida — 2.7%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	4,000	5,189,560
Central Florida Expressway Authority RB
4.00%, 07/01/41 (Call 07/01/27)	2,775	3,073,479
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,462,017
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,448,260
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,191,509
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,225,540
Series B, 5.00%, 07/01/26	4,000	4,972,560
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,317,215
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,206,940
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	3,123,700

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 07/01/49 (Call 07/01/29)	$2,500	$3,104,875
City of Cape Coral FL Water & Sewer Revenue RB
4.00%, 10/01/42 (Call 10/01/27)	5,000	5,628,350
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,051,900
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,244,050
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,926,210
City of Jacksonville FL RB, 5.00%, 10/01/24
(Call 10/01/22)	2,010	2,200,729
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,114,120
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	2,750	3,350,160
Series A, 5.00%, 10/01/50 (Call 10/01/30)	2,000	2,630,460
Series A, 5.00%, 10/01/54 (Call 10/01/30)	3,000	3,932,670
County of Broward FL Airport System Revenue RB
Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	2,400	2,638,008
Series Q-1, 5.00%, 10/01/42 (PR 10/01/22)	8,745	9,612,242
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	10,215	11,859,921
Series A, 5.38%, 10/01/41 (PR 10/01/20)	13,545	13,602,024
Series A-1, 5.38%, 10/01/35 (PR 10/01/20)	2,000	2,008,357
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	7,598,844
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,015	1,018,339
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 09/16/20)	3,500	3,505,705
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	6,051,650
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,223,840
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,449,140
Series D, 5.00%, 07/01/45 (Call 07/01/26)	3,000	3,650,940
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,394,820
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,085,950
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,576,193
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	2,355,780
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,430,890
5.00%, 07/01/37 (PR 07/01/22)	1,000	1,086,700
5.00%, 07/01/42 (PR 07/01/22)	15,030	16,333,101
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,456,420
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	4,000	4,767,080
5.00%, 10/01/25	2,500	3,071,575
5.00%, 10/01/39 (PR 10/01/20) (AGM)	3,475	3,488,587
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,707,957
Series A, 5.00%, 10/01/42 (PR 10/01/22)	18,985	20,867,742
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,904,160
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	4,075,120
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,798,781
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,000	5,884,850
Series B, 5.00%, 10/01/27	1,000	1,299,760
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,403,680
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,395,980
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,543,120
Series B, 5.25%, 10/01/20 (AGM)	2,725	2,736,145
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,192,517

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	$1,750	$2,300,865
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/20	1,500	1,505,370
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,591,674
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	3,060,025
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	1,012,069
Florida’s Turnpike Enterprise RB, Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	4,605,800
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,109,060
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,484,928
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,734,963
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	8,436,820
Hillsborough County School Board COP, Series A, 5.00%, 07/01/29 (PR 07/01/22)	2,500	2,714,325
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	99,061
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	2,002,803
JEA Water & Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	773,815
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,253,892
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,142,370
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,695,400
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,433,520
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 10/01/20) (AGM)	975	977,945
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,192,891
Series A, 5.00%, 07/01/40 (Call 10/01/20)	2,105	2,110,936
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,112,050
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,220	1,423,008
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,179,694
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,133,280
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,365,340
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,473,844
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,273,833
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	3,072,275
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	1,000	1,099,720
Series A, 5.00%, 10/01/25	1,500	1,848,885
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	543,635
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,481,627
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	3,322,801
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,400,080
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,050,880
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,355,631
5.00%, 10/01/31 (PR 10/01/21)	45	47,285
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (PR 06/01/23)	4,200	4,748,310
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,055,350
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,183,990

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 05/01/27 (Call 05/01/25)	$2,500	$2,987,725
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,446,820
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,422,000
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,188,260
School District of Broward County/FL COP
Series A, 5.00%, 07/01/21	1,000	1,039,550
Series A, 5.00%, 07/01/27	1,750	2,202,270
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,634,240
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,609,360
Series C, 5.00%, 07/01/26	2,000	2,455,500
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,196,180
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 10/01/20)	10,000	10,021,100
State of Florida GO
Series A, 5.00%, 06/01/21	10,000	10,363,600
Series A, 5.00%, 06/01/22	22,685	24,608,234
Series A, 5.00%, 06/01/23	8,510	9,627,023
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	8,706,900
Series C, 5.00%, 06/01/21	10,000	10,363,600
Series C, 5.00%, 06/01/22	20,000	21,695,600
Series D, 5.00%, 06/01/25 (Call 06/01/21)	9,075	9,400,792
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,035,200
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	1,015	1,239,244
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	7,429,768
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,510,510
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,666,833
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,311,476

		477,042,057
Georgia — 2.0%
Atlanta Development Authority RB, Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	1,000	1,093,050
City of Atlanta GA Airport Passenger Facility Charge RB
Series 2014-A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,134,070
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	3,182,125
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	3,152,550
Series F, 5.00%, 07/01/23	1,335	1,502,876
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 01/01/21	2,185	2,219,108
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,409,789
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,045,730
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	1,861,883
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,399,160
5.00%, 11/01/31 (Call 05/01/25)	1,755	2,096,119
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,655,283
5.00%, 11/01/33 (Call 05/01/25)	11,675	13,863,245
5.00%, 11/01/34 (Call 05/01/25)	3,050	3,620,106
5.00%, 11/01/40 (Call 05/01/25)	1,500	1,763,700
5.00%, 11/01/43 (Call 05/01/25)	7,000	8,194,130
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,126,540
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,921,321
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	5,363,332
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 10/01/21)	3,370	3,517,505
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,703,183

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	$4,000	$4,323,040
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,048,400
Series B, 5.00%, 06/01/21	3,300	3,420,252
Gwinnett County School District GO
5.00%, 02/01/21	4,615	4,707,577
5.00%, 08/01/21 (SAW)	2,830	2,955,312
5.00%, 02/01/22	2,990	3,194,307
5.00%, 02/01/34 (Call 08/01/25)	4,995	6,028,965
5.00%, 02/01/39 (Call 02/01/29)	6,165	7,968,941
5.00%, 02/01/40 (Call 02/01/29)	1,800	2,320,524
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 4.00%, 07/01/40 (Call 07/01/22)	4,040	4,209,922
Series A, 4.00%, 07/01/44 (Call 07/01/23)	20,000	21,211,200
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	9,747,645
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	6,170,900
Series B, 5.00%, 07/01/35 (Call 07/01/26)	2,500	3,043,250
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	2,082,937
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,703,400
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	2,293,200
4.00%, 01/01/49 (Call 07/01/28)	3,250	3,638,103
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,615,420
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,804,110
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	566,645
Series A, 5.00%, 01/01/21	1,000	1,014,970
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,007,070
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,447,460
Series A, 5.00%, 01/01/44 (Call 01/01/29)	3,975	4,892,549
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,120,300
Series A-1, 5.00%, 01/01/49 (Call 07/01/28)	5,000	6,011,000
Private Colleges & Universities Authority RB
5.00%, 09/01/48 (Call 09/01/29)	2,500	3,173,650
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,223,600
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	7,772,188
State of Georgia GO
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	8,438,990
Series A, 5.00%, 08/01/21	4,800	5,012,976
Series A, 5.00%, 07/01/22	8,160	8,883,139
Series A, 5.00%, 07/01/25	2,000	2,450,480
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,095	1,359,158
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,083,470
Series A, 5.00%, 07/01/29	2,500	3,400,200
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,268,950
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	8,899,503
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,610	2,165,611
Series A-1, 5.00%, 02/01/22	11,725	12,527,811
Series A-1, 5.00%, 02/01/23	2,770	3,091,763
Series A-1, 5.00%, 02/01/24	5,250	6,105,645
Series A-1, 5.00%, 02/01/26	1,010	1,260,561
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	10,334,016
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,322,940
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	14,548,852
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	6,308,500
Series C, 4.00%, 10/01/22	3,000	3,238,890
Series C, 5.00%, 10/01/20	2,150	2,158,406
Series C, 5.00%, 10/01/21	3,245	3,415,233
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	7,107,155
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,039,980

Security	Par (000)	Value

Georgia (continued)
Series E, 5.00%, 12/01/21	$2,235	$2,370,307
Series E, 5.00%, 12/01/22	2,500	2,770,725
Series E, 5.00%, 12/01/23	3,140	3,627,422
Series E, 5.00%, 12/01/24	13,370	16,055,097
Series E, 5.00%, 12/01/25	5,710	7,090,678
Series E, 5.00%, 12/01/26	4,985	6,375,067
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,200	1,528,584
Series F, 5.00%, 01/01/27	1,180	1,512,748
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,564,631
Series I, 5.00%, 07/01/21	1,435	1,492,874
Series J-1, 4.00%, 07/01/21	265	273,488

		361,625,492
Hawaii — 1.0%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,173,710
Series 2015-A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	4,283,359
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,887,664
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	5,294,922
Series A, 4.00%, 07/01/49 (Call 07/01/29)	5,000	5,859,850
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,087,660
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	5,186,380
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	8,737,673
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,523,071
Series B, 5.00%, 03/01/25	1,000	1,208,610
Series B, 5.00%, 03/01/27	1,000	1,283,810
Series B, 5.00%, 03/01/28	2,120	2,785,956
Series B, 5.00%, 03/01/30	1,500	2,061,660
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	3,413,275
Series C, 5.00%, 10/01/30	5,000	6,952,600
State of Hawaii Airports System Revenue RB, Series A, 5.00%, 07/01/39 (Call 10/01/20)	3,700	3,722,940
State of Hawaii GO
Series DZ, 5.00%, 12/01/20 (ETM)	305	308,614
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,059,142
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	937,312
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	932,017
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,059,357
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	794,518
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,589,039
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	665	704,308
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	15,178
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,181,074
Series DZ-2017, 5.00%, 12/01/28 (PR 12/01/21)	955	1,012,071
Series EA, 5.00%, 12/01/20	500	505,955
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	1,565	1,658,258
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	6,775	7,177,841
Series EE, 4.00%, 11/01/31 (Call 11/01/22)	10,000	10,640,300
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,804,131
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,547
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,814,649
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	433,141
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	981,786
Series EF, 5.00%, 11/01/20	4,900	4,938,661
Series EF, 5.00%, 11/01/21	1,085	1,145,641
Series EF, 5.00%, 11/01/22	1,000	1,102,960
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	6,000	6,616,380
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	1,000	1,101,810
Series EH, 5.00%, 08/01/23 (ETM)	980	1,111,075

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EH, 5.00%, 08/01/24 (Call 08/01/23)	$3,370	$3,831,151
Series EH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	4,328,922
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	134,298
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	430,825
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	277,769
Series EO, 5.00%, 08/01/23 (ETM)	665	756,025
Series EO, 5.00%, 08/01/24	1,000	1,181,370
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,849,477
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,683,788
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	260,014
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,169,870
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	2,211,294
Series EY, 5.00%, 10/01/23	1,000	1,144,460
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,441,480
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,929,495
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,716,435
Series FH, 5.00%, 10/01/26	3,875	4,891,141
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,700	5,922,893
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,311,140
Series FK, 5.00%, 05/01/26	1,310	1,634,592
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,866,109
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,269,400
Series FT, 5.00%, 01/01/26	3,405	4,208,614
Series FT, 5.00%, 01/01/28	1,000	1,303,770
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,849,615
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,534,160
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,571,860

		182,814,872
Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,000	1,225,680

Illinois — 3.2%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	2,133,542
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,216,620
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,526,728
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	14,260	14,520,815
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,058,100
Series 2015-B, 5.00%, 01/01/22	5,150	5,440,614
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,925,000
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	4,085,605
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	81,177
Series B, 4.00%, 01/01/44 (Call 01/01/29)	5,000	5,560,650
Series B, 5.00%, 01/01/32 (Call 01/01/25)	5,000	5,799,250
Series B, 5.00%, 01/01/33 (Call 01/01/25)	4,630	5,359,456
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,359,052
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	16,618,617
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,753,898
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,544,030
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,716,000
Series B, 5.00%, 01/01/48 (Call 01/01/29)	3,000	3,589,920
Series B, 5.00%, 01/01/53 (Call 01/01/29)	4,735	5,642,226
Series B, 6.00%, 01/01/41 (PR 01/01/21)	15,000	15,288,300
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	540,063
Series C, 5.25%, 01/01/35 (Call 10/01/20) (AGC)	3,500	3,514,035
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,592,510
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,817,020

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 01/01/46 (Call 01/01/25)	$1,000	$1,143,910
Series D, 5.00%, 01/01/47 (Call 01/01/27)	4,240	4,891,137
Series D, 5.00%, 01/01/52 (Call 01/01/27)	12,635	14,526,459
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,176,210
Series E, 5.00%, 01/01/27	2,000	2,464,240
Series F, 5.00%, 01/01/35 (Call 10/01/20)	1,000	1,003,640
Series F, 5.00%, 01/01/40 (Call 10/01/20)	610	612,220
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,123,970
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,795,200
City of Chicago IL GO
Series A, 5.00%, 01/01/29	3,000	3,441,120
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	2,732,000
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	5,659,050
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,190,040
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,040,330
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,128,395
County of Cook IL GO
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,008,510
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	521,935
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,339,188
County of Will IL GO, 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,415,124
Illinois Finance Authority RB
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	10,955,900
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,271,620
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,325,560
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,090,820
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,774,564
5.00%, 01/01/26	1,000	1,225,370
5.00%, 01/01/27	1,250	1,559,163
5.00%, 01/01/28	2,500	3,183,675
5.00%, 01/01/30	3,000	3,948,690
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,631,360
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,705,310
Series A, 4.00%, 01/01/44 (Call 07/01/29)	1,500	1,693,710
Series A, 5.00%, 12/01/22	1,000	1,100,190
Series A, 5.00%, 01/01/25	900	1,069,425
Series A, 5.00%, 01/01/27	1,000	1,247,330
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,874,560
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,578,910
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,082,900
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,334,140
Series A, 5.00%, 01/01/42 (Call 01/01/28)	14,500	17,487,435
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	10,399,452
Series B, 5.00%, 01/01/26	2,500	3,048,775
Series B, 5.00%, 01/01/27	1,500	1,870,995
Series B, 5.00%, 01/01/29	2,000	2,583,840
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	1,973,520
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,183,330
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,799,275
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,770,765
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,640	11,326,036
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	8,825,131
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,314,200
Series D, 5.00%, 01/01/22	3,915	4,149,391
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	113,307

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 0.00%, (AGM)(a)	$2,000	$1,785,840
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	867,070
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,895,309
Series B, 5.25%, 12/01/34	2,500	3,601,750
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	745,351
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,047,480
Series C, 5.25%, 12/01/32	1,340	1,885,755
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	500	518,820
5.75%, 06/01/23 (AGM)	1,000	1,093,400
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	1,098,850
Series A, 5.00%, 01/01/25	770	883,945
Series A, 5.00%, 01/01/30	2,500	3,109,750
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,207,010
State of Illinois GO
5.00%, 02/01/21	2,500	2,535,925
5.00%, 07/01/21	2,000	2,056,340
5.00%, 08/01/21	5,025	5,180,725
5.00%, 01/01/22 (Call 10/01/20)	1,500	1,504,095
5.00%, 02/01/22	7,755	8,124,293
5.00%, 08/01/22	580	615,995
5.00%, 02/01/23	4,250	4,540,615
5.00%, 02/01/24	2,500	2,715,500
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,735,558
5.00%, 02/01/25	2,000	2,212,940
5.00%, 02/01/26	5,000	5,616,000
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,159,260
5.00%, 02/01/28 (Call 02/01/27)	4,500	5,084,640
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,162,134
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,038,130
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,600,110
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,055,130
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,632,276
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,626,475
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,069,910
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,134,880
5.25%, 02/01/32 (Call 02/01/24)	7,650	8,171,959
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,190,410
5.38%, 05/01/23	2,000	2,168,220
5.50%, 07/01/27 (Call 07/01/23)	660	711,764
5.50%, 05/01/30	2,000	2,430,380
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,316,650
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,056,640
5.50%, 05/01/39 (Call 05/01/30)	7,075	8,261,194
5.75%, 05/01/45 (Call 05/01/30)	3,125	3,665,906
Series A, 5.00%, 10/01/26	4,750	5,378,425
Series A, 5.00%, 11/01/26	5,000	5,667,550
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,243,440
Series A, 5.00%, 12/01/32 (Call 12/01/27)	2,270	2,532,253
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,392,470
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	2,937,366
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,185,580
Series B, 5.00%, 10/01/21	1,000	1,036,590
Series B, 5.00%, 10/01/22	1,250	1,331,038
Series B, 5.00%, 10/01/28	2,000	2,309,780

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 10/01/29 (Call 10/01/28)	$1,000	$1,148,330
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,424,650
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,314,940
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,256,240
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	6,568,915
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	18,316,800
Series C, 5.00%, 11/01/29 (Call 11/01/27)	11,000	12,310,540
Series D, 5.00%, 11/01/20	7,300	7,342,048
Series D, 5.00%, 11/01/21	9,700	10,059,094
Series D, 5.00%, 11/01/22	13,600	14,323,112
Series D, 5.00%, 11/01/23	8,300	8,903,576
Series D, 5.00%, 11/01/24	6,850	7,474,788
Series D, 5.00%, 11/01/25	12,445	13,777,611
Series D, 5.00%, 11/01/26	10,800	12,077,748
Series D, 5.00%, 11/01/27	11,530	13,014,142
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,731,160
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,629,720

		574,196,845
Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	5,357,004
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,273,100
Indiana Finance Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,620,600
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,513,609
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	4,275,461
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,875	10,135,834
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	11,544,700
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,372,140
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,150,790
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	8,657,613
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,156,290
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,747,764
Series B, 5.00%, 02/01/23	5,330	5,946,414
Series B, 5.00%, 02/01/24	4,000	4,641,520
Series B, 5.00%, 02/01/25	2,000	2,409,200
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,041,660
Series C, 5.00%, 12/01/23	1,250	1,441,838
Series C, 5.00%, 12/01/24	4,060	4,863,921
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,110	8,990,808
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,352,312
Series C, 5.00%, 06/01/29	3,065	4,090,365
Series C, 5.00%, 02/01/32 (PR 02/01/23)	1,000	1,115,010
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	4,178,723
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	5,765	6,764,997
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,652,380
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	7,440,600
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	12,247,057

		125,981,710
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,834,996
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,556,440
5.00%, 08/01/31 (Call 08/01/27)	3,415	4,344,051
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,482,320

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
State of Iowa RB, Series A, 5.00%, 06/01/27 (Call 06/01/26)	$1,000	$1,250,160

		13,467,967

Kansas — 0.2%
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	6,083,050
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,643,770
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,207,670
5.00%, 09/01/30 (Call 09/01/25)	3,150	3,794,175
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,592,860
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,390,400
Series A, 5.00%, 09/01/21	2,200	2,305,380
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,349,560
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,169,320
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,283,502
Series B, 5.00%, 09/01/22	2,000	2,186,200
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	10,178,496

		40,184,383

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,142,230
Kentucky Public Transportation Infrastructure Authority RB, Series 2013-A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,069,270
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,500	1,703,535
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	500	526,495
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,045,740

		5,487,270

Louisiana — 0.5%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,124,990
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,132,220
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	3,521,190
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,408,920
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014-A, 5.00%, 02/01/44 (PR 02/01/24)	2,000	2,319,020
Series A, 4.00%, 02/01/48 (PR 02/01/23)	1,000	1,089,680
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	1,000	1,034,050
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,736,025
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,133,930
Series A, 5.00%, 05/01/41 (Call 05/01/25)	8,500	9,846,655
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,044,830
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	809,010
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	269,705
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	819,660
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	258,917
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,171,130
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,416,200
Series C-1, 5.00%, 05/01/43 (PR 05/01/23)	10,000	11,254,600

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	$2,110	$2,327,224
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,990,700
Series A, 4.00%, 08/01/31 (Call 08/01/22)	1,000	1,056,170
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,282,120
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,150,870
Series B, 5.00%, 11/15/21	1,650	1,745,717
Series B, 5.00%, 08/01/25	2,000	2,408,640
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,739,350
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,533,316
Series C, 5.00%, 07/15/21	1,000	1,041,940
Series C, 5.00%, 07/15/23 (Call 07/15/22)	1,750	1,906,992
Series C, 5.00%, 08/01/23	1,000	1,137,780
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,088,920
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,365,800

		81,166,271

Maine — 0.0%
Maine Turnpike Authority RB, 5.00%, 07/01/47 (Call 07/01/28)	1,000	1,228,800

Maryland — 2.4%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	7,493,200
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	2,291,360
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,109,310
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,506,190
County of Anne Arundel MD GOL, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,460,920
County of Montgomery MD GO
Series A, 5.00%, 11/01/21	8,610	9,095,432
Series A, 5.00%, 11/01/22	3,100	3,422,741
Series A, 5.00%, 11/01/24	2,085	2,495,224
Series B, 5.00%, 11/01/21	2,250	2,376,855
Series B, 5.00%, 11/01/24	1,625	1,944,719
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,655,235
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,188,910
Series C, 5.00%, 10/01/25	6,335	7,844,504
Series C, 5.00%, 10/01/26	5,000	6,372,900
Series C, 5.00%, 10/01/27	1,500	1,965,375
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,527,408
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/27	1,475	1,921,497
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,654,300
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,878,180
Maryland State Transportation Authority RB
4.00%, 07/01/45 (Call 07/01/30)	2,000	2,356,000
4.00%, 07/01/50 (Call 07/01/30)	2,000	2,341,960
State of Maryland Department of Transportation RB
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,447,540
5.00%, 11/01/20	1,500	1,511,895
5.00%, 11/01/22	11,515	12,711,178
5.00%, 02/15/23	3,975	4,440,910
5.00%, 09/01/23	1,055	1,205,432
5.00%, 09/01/24	1,250	1,485,763
5.00%, 11/01/24	4,500	5,381,235
5.00%, 09/01/25	1,000	1,231,100
5.00%, 09/01/26	4,840	6,136,926
5.00%, 09/01/27	7,030	9,162,691
5.00%, 10/01/27	1,000	1,306,200

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 09/01/28 (Call 09/01/27)	$3,045	$3,936,424
5.00%, 10/01/28 (Call 10/01/27)	7,000	9,069,200
5.00%, 10/01/29 (Call 10/01/26)	1,800	2,250,882
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,277,010
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	3,755	4,276,344
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,469,676
First Series, 5.00%, 03/15/27	4,080	5,261,854
First Series, 5.00%, 03/15/28	1,000	1,323,110
First Series, 5.00%, 03/15/29	5,000	6,768,950
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	4,003,080
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	6,624,200
First Series C, 4.00%, 08/15/21	9,270	9,610,580
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,875,640
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	1,905	2,529,326
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,962,300
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,626,893
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,091,440
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	5,438,016
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,212,440
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,200,980
Series A, 5.00%, 03/01/21	1,000	1,024,150
Series A, 5.00%, 03/01/22	3,000	3,217,530
Series A, 5.00%, 03/15/22	3,525	3,787,225
Series A, 5.00%, 03/15/23	6,790	7,616,071
Series A, 5.00%, 08/01/23	20,240	23,060,444
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,024,050
Series A, 5.00%, 08/01/24	20,650	24,484,086
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,170	2,470,436
Series A, 5.00%, 03/15/25	1,000	1,212,760
Series A, 5.00%, 08/01/26	5,000	6,338,400
Series A, 5.00%, 03/15/27	3,550	4,578,328
Series A, 5.00%, 08/01/27	9,165	11,947,036
Series A, 5.00%, 03/15/28	2,720	3,598,859
Series A, 5.00%, 08/01/28	3,000	4,006,080
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,477,450
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	10,052,989
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,663,219
Series A, 5.00%, 08/01/29	4,500	6,145,875
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,889,590
Series A, 5.00%, 08/01/32 (Call 08/01/30)	5,000	6,852,900
Series A, 5.00%, 08/01/34 (Call 08/01/30)	5,000	6,790,050
Series A-2, 5.00%, 03/15/33 (Call 03/15/30)	5,000	6,760,850
Series B, 4.00%, 08/01/25	4,435	5,240,485
Series B, 5.00%, 08/01/22	4,750	5,191,085
Series B, 5.00%, 08/01/24	1,300	1,541,371
Series B, 5.00%, 08/01/25	15,100	18,570,584
Series B, 5.00%, 08/01/26	13,755	17,436,938
Series C, 5.00%, 08/01/21	2,300	2,402,051
Series C, 5.00%, 08/01/22	5,855	6,398,695
Series C, 5.00%, 08/01/23	10,000	11,393,500
Series C, 5.00%, 08/01/24	8,925	10,582,105

		431,486,627

Massachusetts — 5.5%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,397,350
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,310	7,413,493
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,361,110
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,756,720

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GO
Series C, 2.75%, 03/01/50 (Call 03/01/30)	$3,500	$3,610,845
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	3,762,360
Series C, 5.50%, 12/01/22 (AGM)	2,840	3,176,625
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	6,934,886
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,064,682
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,155,800
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,602,615
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,134,700
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,556,871
5.00%, 07/01/30	1,500	2,070,420
5.00%, 07/01/31 (Call 07/01/30)	10,000	13,768,000
5.00%, 07/01/37 (Call 07/01/30)	2,500	3,323,675
5.00%, 07/01/38 (Call 07/01/30)	1,500	1,987,485
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,972,230
5.00%, 07/01/45 (Call 07/01/30)	5,000	6,489,600
5.00%, 07/01/48 (Call 07/01/30)	10,000	12,862,500
Series A, 4.00%, 04/01/42 (PR 04/01/21)	10,335	10,565,160
Series A, 4.25%, 12/01/39 (PR 12/01/21)	4,180	4,390,756
Series A, 4.50%, 12/01/43 (PR 12/01/21)	2,500	2,633,825
Series A, 5.00%, 03/01/23	2,400	2,685,672
Series A, 5.00%, 07/01/25	1,000	1,223,620
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,215,491
Series A, 5.00%, 07/01/26	2,250	2,838,105
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,084,210
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,873,935
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	3,175,875
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,990,700
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,253,790
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	6,409,900
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	10,892,900
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,947,784
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,708,494
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,476,420
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,477,730
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,744,908
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,801,164
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	3,123,500
Series A, 5.25%, 08/01/21	3,000	3,139,680
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,986,944
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	20,657,278
Series B, 5.00%, 07/01/22	1,240	1,349,889
Series B, 5.00%, 08/01/23	5,325	6,062,033
Series B, 5.00%, 07/01/24	7,575	8,942,894
Series B, 5.00%, 07/01/25	2,500	3,059,050
Series B, 5.00%, 07/01/26	4,950	6,243,831
Series B, 5.00%, 07/01/27	1,000	1,292,750
Series B, 5.00%, 07/01/28	11,745	15,557,662
Series B, 5.00%, 07/01/32 (Call 07/01/30)	1,500	2,044,410
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,565,909
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	6,059,400
Series B, 5.25%, 08/01/21	775	811,084
Series B, 5.25%, 08/01/21 (AGM)	12,395	12,972,111
Series B, 5.25%, 09/01/21 (AGM)	1,960	2,059,568
Series B, 5.25%, 08/01/22	1,100	1,206,953
Series B, 5.25%, 09/01/22 (AGM)	600	660,492
Series B, 5.25%, 09/01/23 (AGM)	7,085	8,145,837
Series B, 5.25%, 09/01/24 (AGM)	1,820	2,180,542
Series B, 5.25%, 09/01/25 (AGM)	1,065	1,323,710

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 4.00%, 10/01/27 (Call 10/01/20)	$2,425	$2,432,299
Series C, 5.00%, 04/01/22	1,290	1,388,517
Series C, 5.00%, 08/01/22	1,500	1,638,675
Series C, 5.00%, 10/01/22	8,300	9,125,850
Series C, 5.00%, 07/01/23 (Call 07/01/22)	5,450	5,924,749
Series C, 5.00%, 10/01/24	6,735	8,026,571
Series C, 5.00%, 05/01/25	2,500	3,041,600
Series C, 5.00%, 08/01/25	1,350	1,656,572
Series C, 5.00%, 10/01/25	5,000	6,168,650
Series C, 5.00%, 04/01/26	10,230	12,805,402
Series C, 5.00%, 10/01/27	1,250	1,626,713
Series C, 5.00%, 05/01/29 (Call 05/01/23)	2,000	2,251,300
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,618,300
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,120,820
Series C, 5.00%, 05/01/33 (Call 05/01/23)	3,585	4,012,045
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,535,040
Series C, 5.00%, 05/01/45 (Call 05/01/29)	6,000	7,592,400
Series C, 5.00%, 05/01/47 (Call 05/01/29)	5,000	6,302,750
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,411,450
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,257,820
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,051,900
Series D, 5.00%, 07/01/25	2,500	3,059,050
Series D, 5.00%, 07/01/26	8,875	11,194,747
Series D, 5.00%, 07/01/27	3,900	5,041,725
Series D, 5.00%, 07/01/28	3,600	4,768,632
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	7,980,615
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,640,544
Series E, 3.00%, 12/01/27	1,905	2,220,373
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	6,137,945
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,855,636
Series E, 4.50%, 08/01/43 (PR 08/01/21)	2,000	2,078,660
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,616,022
Series E, 5.00%, 11/01/26	2,015	2,564,873
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,819,848
Series E, 5.00%, 08/01/35 (PR 08/01/21)	1,650	1,722,435
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	5,107,480
Series E, 5.00%, 08/01/39 (PR 08/01/21)	2,500	2,609,750
Series E, 5.00%, 08/01/40 (PR 08/01/21)	3,365	3,512,724
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	6,081,559
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	3,093,275
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,897,344
Series H, 5.00%, 12/01/24	1,150	1,378,793
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	16,971,472
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,923,044
Commonwealth of Massachusetts RB
5.50%, 01/01/30 (NPFGC)	1,110	1,478,509
5.50%, 01/01/34 (NPFGC)	1,500	2,060,310
Series A, 5.50%, 06/01/21 (AGM)	4,545	4,726,527
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/49 (Call 06/01/29)	7,000	8,853,320
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,729,450
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,087,853
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,797,253
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,840,624
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	14,482,444
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,274,740
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,671,090
Massachusetts Bay Transportation Authority RB 5.00%, 07/01/22	3,595	3,910,138

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 07/01/45 (Call 07/01/28)	$2,360	$2,919,603
5.00%, 07/01/50 (Call 07/01/28)	2,500	3,073,875
Series A, 5.00%, 07/01/21	2,500	2,600,175
Series A, 5.00%, 07/01/22	1,000	1,087,470
Series A, 5.00%, 07/01/23	6,880	7,801,438
Series A, 5.00%, 07/01/25	1,550	1,894,953
Series A, 5.00%, 07/01/27	7,400	9,572,048
Series A, 5.00%, 07/01/28	4,255	5,628,642
Series A, 5.00%, 07/01/29	2,780	3,750,053
Series A, 5.00%, 07/01/31	2,870	4,016,364
Series A, 5.00%, 07/01/41 (Call 07/01/22)	7,500	8,074,050
Series A, 5.25%, 07/01/21	3,175	3,308,795
Series A, 5.25%, 07/01/30	3,635	5,077,622
Series B, 5.25%, 07/01/21	4,620	4,814,687
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	2,500	2,844,450
5.00%, 08/01/24	1,000	1,183,520
5.00%, 08/01/26	2,000	2,519,360
5.00%, 08/01/28	3,000	4,011,540
5.25%, 08/01/21	500	523,280
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	895,870
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,085,800
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	8,674,350
Series A, 5.00%, 07/15/22	1,000	1,091,100
Series A, 5.00%, 10/15/25	5,000	6,201,800
Series A, 5.00%, 10/15/26	5,000	6,394,250
Series A, 5.00%, 10/15/27	7,050	9,263,911
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,514,420
Series A, 5.00%, 10/15/28	2,750	3,698,448
Series A, 5.00%, 10/15/29	5,000	6,886,500
Series A, 5.00%, 10/15/30	5,000	7,034,250
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,697,110
Series A, 5.00%, 07/15/36	1,490	2,230,247
Series A, 5.00%, 07/15/40	4,000	6,062,480
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,669,680
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,052,453
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,596,735
Series P, 5.00%, 07/01/50	1,500	2,429,220
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	4,580,080
Series A, 5.00%, 08/15/22	1,230	1,344,242
Series A, 5.00%, 08/15/22 (ETM)	70	76,459
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,638,975
Series A, 5.00%, 08/15/25 (PR 08/15/22)	1,380	1,508,512
Series A, 5.00%, 08/15/26 (PR 08/15/22)	3,575	3,908,022
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,135	3,427,496
Series A, 5.00%, 05/15/38 (Call 05/15/23)	10,445	11,584,445
Series A, 5.00%, 05/15/38 (PR 05/15/23)	11,685	13,189,327
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,626,614
Series A, 5.00%, 02/15/44 (Call 02/15/29)	4,500	5,654,880
Series A, 5.00%, 08/15/50 (Call 08/15/30)	10,670	13,690,143
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	7,957,123
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,184,260
Series B, 5.00%, 10/15/21	2,045	2,155,900
Series B, 5.00%, 08/15/27 (PR 08/15/22)	1,840	2,011,528
Series B, 5.00%, 08/15/28 (PR 08/15/22)	3,000	3,279,900
Series B, 5.00%, 08/15/29 (PR 08/15/22)	8,930	9,763,169
Series B, 5.00%, 08/15/30 (PR 08/15/22)	10,450	11,424,985

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 10/15/35 (PR 10/15/21)	$2,820	$2,971,603
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,662,430
Series B, 5.00%, 10/15/41 (PR 10/15/21)	6,750	7,112,880
Series B, 5.00%, 11/15/46 (Call 11/15/26)	13,025	15,722,868
Series B, 5.25%, 10/15/35 (PR 10/15/21)	2,500	2,641,375
Series C, 4.00%, 11/15/35 (Call 11/15/26)	3,000	3,450,480
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,123,910
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,593,520
Series D, 5.00%, 08/15/37 (Call 08/15/25)	12,000	14,374,080
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (PR 05/01/22) (HERBIP)	4,800	5,182,512
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/29	3,985	5,311,407
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,936,545
Series A, 5.00%, 01/01/34 (Call 01/01/29)	2,500	3,175,075
Series A, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	4,962,735
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,500	1,709,025
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,043,725
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	7,557,600
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,146,610
Series B, 5.25%, 08/01/25 (AGM)	2,500	3,102,300
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,409,023
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,353,700
Series B, 5.25%, 08/01/30 (AGM)	3,325	4,713,819
Series B, 5.25%, 08/01/31 (AGM)	800	1,152,920
Series C, 5.00%, 08/01/32 (Call 08/01/26)	11,485	14,323,288
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	6,199,000
Series C, 5.25%, 08/01/42 (PR 08/01/21)	7,100	7,427,878
Series J, 5.50%, 08/01/21 (AGM)	4,915	5,154,606
Metropolitan Boston Transit Parking Corp. RB, 5.25%, 07/01/33 (Call 07/01/21)	2,000	2,072,820
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,414,155
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,741,125
Series 1, 5.00%, 11/01/39 (Call 11/01/24)	13,520	15,491,757
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	1,580	1,739,327
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	2,980	3,561,845
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,930,400
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	510	580,594
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,185	2,611,621

		975,261,327

Michigan — 0.8%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	3,397,800
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,582,340
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,447,860
Great Lakes Water Authority Water Supply System Revenue RB
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,528,600
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	11,389,170
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,265,460
Series B, 5.00%, 10/01/28 (Call 10/01/26)	2,395	3,021,412
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	3,052,972
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	13,720	14,909,524
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	7,058,340

Security	Par (000)	Value

Michigan (continued)
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	$1,000	$1,145,500
Series D1, 5.00%, 07/01/22 (AGM)	1,000	1,086,700
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,156,510
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,897,951
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,836,550
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,574,232
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	9,550	10,970,085
4.00%, 04/15/54 (Call 10/15/29)	2,000	2,287,680
Series I, 5.00%, 04/15/22	2,220	2,392,583
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,656,160
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,713,580
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,577,650
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,201,630
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,991,175
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,135,520
Series II-A, 5.38%, 10/15/36 (Call 10/15/21)	1,070	1,127,641
Series II-A, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,114,700
State of Michigan RB
5.00%, 03/15/23	1,000	1,113,280
5.00%, 03/15/24	5,770	6,672,255
5.00%, 03/15/26	2,500	3,083,675
5.00%, 03/15/27	300	380,058
State of Michigan Trunk Line Revenue RB
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,416,600
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,398,400
Series B, 5.00%, 11/15/28	2,000	2,659,760
Series B, 5.00%, 11/15/45 (Call 11/15/30)	4,000	5,171,160
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,575,820
Series A, 5.00%, 04/01/23	2,020	2,267,167
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	3,055,825
Series A, 5.00%, 04/01/47 (Call 04/01/27)	4,680	5,681,380

		138,994,705

Minnesota — 0.4%
City of Minneapolis MN GO, 4.00%, 12/01/20	4,200	4,240,068
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,532,076
Series A, 5.00%, 01/01/26	1,250	1,522,925
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,771,410
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,685,120
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/21	1,320	1,351,812
Series A, 5.00%, 03/01/23	1,000	1,119,560
State of Minnesota GO
Series D, 5.00%, 08/01/21	3,050	3,184,749
Series D, 5.00%, 10/01/21	1,700	1,788,791
Series D, 5.00%, 08/01/22 (Call 09/14/20)	1,625	1,627,632
Series D, 5.00%, 08/01/23	6,305	7,183,602
Series D, 5.00%, 08/01/24	2,170	2,574,770
Series D, 5.00%, 10/01/24	3,430	4,095,489
Series D, 5.00%, 08/01/25	3,500	4,310,215
Series D, 5.00%, 10/01/26	3,000	3,817,530
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	8,471,078
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,624,725
Series F, 5.00%, 10/01/22	6,000	6,601,020
State of Minnesota RB, Series B, 5.00%, 03/01/29 (Call 03/01/22)	1,000	1,065,550

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	$2,000	$2,311,280

		66,879,402

Mississippi — 0.3%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,845,422
Series A, 5.00%, 10/01/27	1,000	1,298,960
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	2,131,140
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	8,362,900
Series A, 5.00%, 10/01/30 (PR 10/01/21)	10,000	10,519,000
Series A, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,273,310
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,051,900
Series A, 5.00%, 10/01/32 (Call 10/01/27)	1,355	1,715,335
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	5,030,800
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,051,900
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	2,097,603
Series C, 5.00%, 10/01/24	4,000	4,763,520
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,500	4,284,910
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	4,175,752

		52,602,452

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	2,000	2,198,340
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,172,340
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,288,200
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,465,360
Series A, 5.00%, 05/01/42 (PR 05/01/22)	5,000	5,398,450
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	4,621,619
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	3,337,863
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,638,050
Missouri Highway & Transportation Commission RB
Series 2014-A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,842,300
Series A, 5.00%, 05/01/22	2,305	2,489,492
Series A, 5.00%, 05/01/23	6,355	7,162,594
Series A, 5.00%, 05/01/26	1,000	1,249,050
Series B, 5.00%, 05/01/21	7,140	7,368,694
Series B, 5.00%, 11/01/21	5,000	5,280,650
Series B, 5.00%, 05/01/22	13,000	14,040,520
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	2,500	2,909,050
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	6,297,800
Series B, 5.00%, 10/01/22	3,950	4,343,025
Series B, 5.00%, 10/01/24	6,060	7,227,580
University of Missouri RB, Series B, 5.00%, 11/01/30	7,000	9,676,170

		97,007,147

Nebraska — 0.2%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (PR 09/01/22)	1,000	1,095,420
Nebraska Public Power District RB, Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	4,220	4,432,773
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,324,360
Omaha Public Power District RB Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,996,680

Security	Par (000)	Value

Nebraska (continued)
Series A, 5.00%, 02/01/31 (Call 02/01/29)	$3,650	$4,843,112
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,134,000
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,738,950
Series B, 5.00%, 02/01/21	6,565	6,695,315
Series B, 5.00%, 02/01/31 (PR 08/01/24)	2,035	2,409,501
Series B, 5.00%, 02/01/42 (PR 02/01/21)	1,000	1,019,800
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	10,893,400

		40,583,311

Nevada — 0.8%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,193,990
Series A, 5.00%, 06/15/22	3,500	3,775,765
Series A, 5.00%, 06/15/23	1,000	1,117,030
Series A, 5.00%, 06/15/25	5,240	6,231,513
Series C, 5.00%, 06/15/22	2,750	2,966,673
Series C, 5.00%, 06/15/23	1,500	1,675,545
Series C, 5.00%, 06/15/24	2,550	2,945,709
Series C, 5.00%, 06/15/25	2,690	3,199,002
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,655,175
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,610	7,910,980
County of Clark Department of Aviation RB
5.00%, 07/01/23	2,000	2,240,080
5.00%, 07/01/25	2,500	2,992,625
5.00%, 07/01/32 (Call 07/01/29)	2,500	3,196,050
Series A, 5.00%, 07/01/23	2,350	2,632,094
Series A, 5.00%, 07/01/26	1,200	1,474,056
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	6,217,049
County of Clark NV GOL
4.00%, 06/01/38 (Call 06/01/27)	12,705	14,491,577
4.00%, 07/01/44 (Call 07/01/27)	7,135	7,899,729
Series A, 5.00%, 11/01/21	2,935	3,100,475
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,505,760
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	6,233,700
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/21	2,000	2,074,480
5.00%, 07/01/23	1,750	1,960,070
5.00%, 07/01/26	2,000	2,456,760
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,542,660
County of Washoe NV RB, 5.00%, 02/01/42 (Call 02/01/29)	2,000	2,467,660
Las Vegas Convention & Visitors Authority RB
Series B, 4.00%, 07/01/49 (Call 07/01/28)	2,500	2,648,625
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,000	2,282,460
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,181,880
5.00%, 06/01/39 (Call 12/01/24)	5,775	6,695,477
Series A, 5.00%, 06/01/41 (Call 06/01/26)	5,910	7,109,257
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,796,960
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,068,210
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,059,980
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,535	1,857,227
Series D, 5.00%, 04/01/25	3,260	3,943,231
Series D-1, 5.00%, 03/01/22	1,050	1,125,968
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,738,540
5.00%, 12/01/28 (Call 06/01/26)	6,715	8,346,611

		149,010,633

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 4.5%
Essex County Improvement Authority RB
5.25%, 12/15/20 (AMBAC)	$995	$1,009,567
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,073
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	1,500	1,891,110
Series C, 5.25%, 11/01/20 (AGM)	700	705,691
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	2,155,040
4.00%, 06/15/44 (Call 12/15/29)	2,000	2,126,360
4.00%, 11/01/44 (Call 11/01/29)	750	796,200
5.00%, 03/01/21 (ETM)	565	577,153
5.00%, 06/15/22 (AGM)	1,500	1,568,280
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,035,950
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,032,960
5.00%, 03/01/26 (PR 03/01/22)	135	144,682
5.00%, 06/15/26 (Call 06/15/22)	500	515,155
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,076,922
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,188,310
5.00%, 06/15/40 (PR 06/15/24)	390	459,599
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,173,380
5.00%, 11/01/44 (Call 11/01/29)	1,000	1,170,120
5.00%, 06/15/49 (Call 12/15/29)	5,000	5,825,350
Series A, 4.00%, 07/01/22	1,000	1,051,280
Series A, 4.00%, 11/01/27 (SAP)	480	534,317
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,752,931
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,711,170
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,129,400
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,702,693
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,026,480
Series B, 5.00%, 11/01/23 (SAP)	4,420	4,925,339
Series B, 5.00%, 11/01/26 (SAP)	5,000	5,902,050
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,157,190
Series BBB, 5.00%, 06/15/22	3,500	3,747,170
Series BBB, 5.00%, 06/15/23	1,000	1,101,270
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,571,080
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	4,500	5,094,090
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	5,875	5,988,446
Series EEE, 5.00%, 06/15/43 (Call 12/15/28)	4,590	5,311,502
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	6,905,340
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,887,074
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	254,520
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,860,241
Series GG, 5.25%, 09/01/26 (Call 03/01/21) (SAP)	2,500	2,548,275
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	596,296
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,110,020
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,655	2,790,511
Series II, 5.00%, 03/01/26 (Call 03/01/22)	865	907,800
Series K, 5.25%, 12/15/20 (AMBAC)	1,650	1,670,477
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,172,000
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	7,728,163
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	2,980,000
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,684,206
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,204,930
Series NN, 5.00%, 03/01/21	1,435	1,463,757
Series NN, 5.00%, 03/01/22	4,000	4,237,200
Series NN, 5.00%, 03/01/23	3,955	4,315,577
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	4,979,933
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,893,283
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	4,455	4,819,686
Series NN, 5.00%, 03/01/27 (Call 03/01/23)	10,000	10,791,500

Security	Par (000)	Value

New Jersey (continued)
Series NN, 5.00%, 03/01/28 (Call 03/01/23)	$3,560	$3,833,123
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	4,055	4,348,866
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,824,014
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,339,000
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,749,375
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,670	1,806,289
Series WW, 5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,824,300
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	945	1,046,947
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	55	67,986
Series XX, 4.00%, 06/15/24 (SAP)	2,905	3,148,061
Series XX, 5.00%, 06/15/21 (SAP)	2,260	2,331,484
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,141,240
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,718,200
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,943,106
Series B, 5.00%, 07/01/21	10,000	10,401,500
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,080,200
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,472,650
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,806,050
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	10,600	12,095,236
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,063,750
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,188,060
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,730,800
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,527,218
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/21	4,125	4,309,965
New Jersey Transportation Trust Fund Authority RB
4.00%, 12/15/39 (Call 12/15/29)	500	537,815
5.00%, 12/15/24	4,500	5,166,900
5.00%, 12/15/25	3,725	4,345,995
5.00%, 12/15/26	710	840,008
5.00%, 12/15/27	1,380	1,658,167
5.00%, 12/15/28	1,000	1,216,850
5.00%, 12/15/32 (Call 12/15/29)	5,840	7,010,044
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,176,390
5.25%, 12/15/21 (NPFGC)	695	733,656
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	2,933,750
Series S, 5.00%, 06/15/46 (Call 12/15/28)	7,000	8,069,180
Series A, 0.00%, 12/15/23(a)	2,000	1,867,760
Series A, 0.00%, 12/15/25(a)	2,085	1,848,457
Series A, 0.00%, 12/15/28(a)	3,540	2,834,903
Series A, 0.00%, 12/15/29(a)	3,290	2,538,301
Series A, 0.00%, 12/15/30(a)	3,000	2,222,310
Series A, 0.00%, 12/15/31(a)	5,425	3,862,383
Series A, 0.00%, 12/15/32(a)	1,030	701,389
Series A, 0.00%, 12/15/33(a)	930	606,555
Series A, 0.00%, 12/15/34(a)	16,055	10,093,136
Series A, 0.00%, 12/15/35(a)	11,710	7,053,870
Series A, 0.00%, 12/15/36(a)	3,750	2,156,363
Series A, 0.00%, 12/15/37(a)	7,700	4,234,076
Series A, 0.00%, 12/15/38(a)	4,485	2,356,733
Series A, 0.00%, 12/15/39(a)	8,700	4,382,190
Series A, 0.00%, 12/15/40(a)	2,500	1,203,650
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	10,506,523
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,133,500
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,088,000
Series A, 5.00%, 06/15/23	1,000	1,100,980
Series A, 5.00%, 06/15/24	2,250	2,546,910
Series A, 5.00%, 12/15/24	1,000	1,148,200

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 12/15/27	$5,000	$6,007,850
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	9,765,158
Series A, 5.00%, 12/15/28	6,025	7,331,521
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	7,784,931
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,732,515
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	2,978,450
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,699,020
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,361,960
Series A, 5.00%, 12/15/33 (Call 12/15/28)	6,045	7,106,260
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	9,373,280
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,669,680
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	10,112,988
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	8,110,491
Series A, 5.25%, 12/15/20	3,080	3,117,792
Series A, 5.25%, 12/15/21	860	907,145
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,324
Series A, 5.25%, 12/15/22	700	765,219
Series A, 5.50%, 12/15/21	2,910	3,078,809
Series A, 5.50%, 12/15/22	8,075	8,872,810
Series A, 5.50%, 12/15/23	10,835	12,292,524
Series A, 5.50%, 06/15/41 (PR 06/15/21) (SAP)	400	416,740
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	2,978,075
Series A-1, 5.00%, 06/15/21	1,950	2,006,979
Series A-1, 5.00%, 06/15/24	1,000	1,131,960
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,405	4,008,706
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,172,809
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,153,830
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,545,720
Series AA, 5.00%, 06/15/22	1,000	1,070,620
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,365,041
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,232,180
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,121,410
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,291,959
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,488,984
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,250,380
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,454,230
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	377,178
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,733,850
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,107,390
Series B, 5.00%, 06/15/42 (PR 06/15/21)	27,050	28,076,006
Series B, 5.25%, 06/15/22 (PR 06/15/21)	560	582,338
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,077,023
Series B, 5.25%, 12/15/23 (AMBAC)	8,500	9,601,770
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,711,220
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,045,440
Series B, 5.50%, 12/15/20 (NPFGC)	7,690	7,790,970
Series B, 5.50%, 12/15/21 (NPFGC)	500	529,405
Series B, 5.50%, 06/15/31 (Call 06/15/21)	8,580	8,804,796
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	6,655,390
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,144,380
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	16,433,742
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	2,114,460
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	3,000	3,149,220
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,709,440
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	10,478,810
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	2,500	2,891,275
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	8,251,254
Series C, 0.00%, (AMBAC)(a)	4,395	3,545,578
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,523,875
Series C, 0.00%, 12/15/27 (NPFGC)(a)	5,000	4,174,700

Security	Par (000)	Value

New Jersey (continued)
Series C, 0.00%, 12/15/30 (NPFGC)(a)	$3,500	$2,624,440
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,443,040
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	3,543,600
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,439,925
Series D, 5.00%, 12/15/23	2,330	2,606,082
Series D, 5.00%, 12/15/24	2,805	3,220,701
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,405,335
Series D, 5.25%, 12/15/23	3,735	4,207,477
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,394,115
Series A, 5.00%, 01/01/24 (PR 07/01/22)	4,830	5,253,398
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,761,350
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,457,520
Series A, 5.00%, 01/01/30 (Call 07/01/24)	2,530	2,895,054
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,336,010
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	906,736
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,393,800
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,127,500
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	8,200,956
Series A, 5.00%, 01/01/43 (Call 07/01/22)	5,575	5,907,158
Series A, 5.00%, 01/01/43 (PR 07/01/22)	12,535	13,633,818
Series A, 5.00%, 01/01/48 (Call 01/01/29)	6,630	7,978,144
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,152,340
Series B, 5.00%, 01/01/21	1,000	1,015,990
Series B, 5.00%, 01/01/22	1,120	1,188,298
Series B, 5.00%, 01/01/23	3,045	3,355,895
Series B, 5.00%, 01/01/24 (Call 01/01/23)	2,790	3,071,427
Series B, 5.00%, 01/01/25 (Call 01/01/23)	6,000	6,594,900
Series B, 5.00%, 01/01/28	1,750	2,238,495
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,634,817
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,606,370
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	10,073,807
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	5,396,085
Series C, 5.00%, 01/01/25	5,000	5,889,550
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,235,924
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	8,899,560
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,284,220
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,045	19,132,672
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	4,033,190
Series G, 4.00%, 01/01/43 (Call 01/01/28)	4,435	4,947,331
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	4,337,429
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,885,131
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,343,660
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,724,250
Series Q, 5.00%, 08/15/21 (Call 09/28/20)	500	501,395
Series T, 5.00%, 06/01/22	2,000	2,143,980

		807,632,198

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	10,500	12,344,220
Series A, 5.00%, 06/15/28	5,000	6,554,250
Series B, 5.00%, 06/15/21	2,880	2,989,469
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,583,265
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/21	1,000	1,031,430
Series B, 4.00%, 07/01/23	2,955	3,258,626

		29,761,260

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 22.5%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$5,915	$6,969,467
Series A, 5.00%, 11/01/22	500	551,480
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,784,577
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,460	4,441,152
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	1,098,107
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,823,135
City of New York NY GO
5.00%, 08/01/24	900	1,052,514
5.00%, 08/01/27	2,500	3,156,275
5.00%, 08/01/29	2,500	3,269,575
5.00%, 08/01/32	1,000	1,306,400
Series 1, 5.00%, 08/01/23	8,565	9,683,503
Series 1, 5.00%, 08/01/24	1,600	1,872,464
Series 1, 5.00%, 08/01/25	5,000	6,037,700
Series 2015-A, 5.00%, 08/01/21	3,265	3,406,472
Series 2015-A, 5.00%, 08/01/24	1,500	1,755,435
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,900,450
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,158,080
Series A, 5.00%, 08/01/21	8,065	8,414,456
Series A, 5.00%, 08/01/23	7,500	8,479,425
Series A, 5.00%, 08/01/24	11,955	13,990,817
Series A, 5.00%, 08/01/26	5,150	6,365,606
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,750	2,125,480
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,272,604
Series A, 5.00%, 08/01/28 (Call 08/01/25)	2,860	3,430,570
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,912,050
Series A-1, 4.00%, 08/01/42 (Call 08/01/29)	1,995	2,291,776
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	10,298,520
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	2,024,005
Series A-1, 5.00%, 08/01/30 (PR 08/01/21)	500	522,045
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	710	741,304
Series A-1, 5.00%, 08/01/32 (PR 08/01/21)	1,000	1,044,090
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,052,521
Series A-1, 5.00%, 08/01/36 (Call 08/01/23)	15,000	16,801,050
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,576,450
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	2,097,440
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	2,193,960
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,233,060
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,514,481
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,282,640
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	8,039,760
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,187,990
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	3,180,950
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,452,633
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	8,000	10,091,680
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,650,760
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,835,660
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	6,271,850
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,802,430
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,286,388
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,148,630
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	5,497,500
Series C, 5.00%, 08/01/22	4,525	4,934,196
Series C, 5.00%, 08/01/23	2,400	2,713,416
Series C, 5.00%, 08/01/24	14,820	17,343,697
Series C, 5.00%, 08/01/25	2,760	3,332,810
Series C, 5.00%, 08/01/26	1,000	1,236,040
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	5,310,045
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	6,089,845

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 08/01/28 (Call 02/01/26)	$895	$1,082,270
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,246,750
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	8,745,106
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	5,045,880
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	3,026,291
Series C-1, 5.00%, 08/01/25	2,000	2,415,080
Series C-1, 5.00%, 08/01/27	2,500	3,158,050
Series C-1, 5.00%, 08/01/28	3,000	3,861,780
Series C-1, 5.00%, 08/01/30	3,000	3,977,460
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,970,910
Series C-1, 5.00%, 08/01/32 (Call 08/01/30)	1,500	1,960,440
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,298,150
Series C-1, 5.00%, 08/01/34 (Call 08/01/30)	2,000	2,592,280
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,000	2,568,400
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,224,100
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,779,475
Series D, 5.00%, 08/01/27 (Call 02/01/23)	2,335	2,591,243
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,420,990
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,688,650
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	6,280,700
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	1,700	2,008,006
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	2,000	2,289,420
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,050,880
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	2,000	2,100,860
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	910	954,363
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	700	735,700
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,650	1,727,682
Series D-1, 5.00%, 10/01/32 (PR 10/01/21)	35	36,785
Series D-1, 5.00%, 10/01/36 (Call 10/01/21)	10	10,450
Series D-1, 5.00%, 10/01/36 (PR 10/01/21)	1,990	2,091,490
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	3,176,550
Series D-1, 5.00%, 03/01/39 (Call 03/01/30)	500	631,725
Series D-1, 5.00%, 12/01/39 (Call 12/01/28)	11,945	14,732,246
Series D-1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	4,919,957
Series D-1, 5.00%, 03/01/43 (Call 03/01/30)	750	937,508
Series E, 5.00%, 08/01/23	3,000	3,391,770
Series E, 5.00%, 08/01/25	3,000	3,622,620
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,332,478
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,263,630
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,254,520
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,940,080
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	3,057,575
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	3,049,250
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,433,200
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,404,200
Series F, 5.00%, 08/01/29 (Call 02/01/22)	2,530	2,689,997
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,920,693
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,239,110
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,281,610
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	2,500	3,062,600
Series F-1, 5.00%, 04/01/43 (Call 04/01/28)	4,000	4,825,360
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	7,813,650
Series F-3, 5.00%, 12/01/25	2,000	2,438,160
Series G, 5.00%, 08/01/21	6,770	7,063,344
Series G, 5.00%, 08/01/22	1,500	1,635,645
Series G, 5.00%, 08/01/23	4,500	5,087,655
Series G-1, 5.00%, 04/01/21	1,850	1,902,152
Series G-1, 5.00%, 04/01/22	1,000	1,074,710
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,683,200
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	3,900,755

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	$2,930	$3,141,810
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,667,000
Series I, 5.00%, 08/01/21	3,000	3,129,990
Series I, 5.00%, 08/01/25 (Call 08/01/22)	4,530	4,931,358
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	21,443,331
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,145,710
Series J, 5.00%, 08/01/21	1,440	1,502,395
Series J, 5.00%, 08/01/22	1,500	1,635,645
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,351,640
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,333,820
Series J-J8, 4.00%, 08/01/21	7,900	8,170,259
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	1,025	1,087,638
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,234,600
Series C, 5.00%, 10/01/27	2,500	3,135,325
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	896,468
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/47 (Call 02/15/21) (AGM)	955	973,040
5.00%, 02/15/47 (PR 02/15/21) (AGM)	45	45,979
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	1,195	1,218,924
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	55	56,259
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	1,335	1,365,852
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	2,165	2,219,450
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	9,008,684
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,460	1,598,510
Series A, 5.00%, 02/15/22	1,285	1,375,014
Series A, 5.00%, 02/15/23	1,000	1,108,870
Series A, 5.00%, 02/15/26	800	978,752
Series A, 5.00%, 02/15/27	1,000	1,254,730
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,265,520
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,415,570
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	6,081,300
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,933,824
Series A, 5.00%, 02/15/37 (Call 02/15/27)	1,500	1,800,870
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,593,100
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	8,738,528
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	4,014,720
Long Island Power Authority RB
5.00%, 09/01/38 (Call 09/01/28)	15,750	19,702,620
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,820,600
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,163,560
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,179,700
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	5,320,124
Series A, 5.00%, 09/01/37 (Call 09/01/22)	12,250	13,155,275
Series A, 5.00%, 09/01/37 (PR 09/01/22)	6,105	6,690,103
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,146,420
Series B, 0.85%, 09/01/50 (Put 09/01/25)(b)(c)	2,500	2,510,625
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,890,910
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,647,250
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	597,345
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	9,555	6,916,864
Series A, 5.00%, 03/01/22	5,000	5,238,050
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,627,860
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,081,800
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,656,280
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,579,920
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,253,545
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,173,159

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/41 (PR 11/15/21)	$500	$529,005
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,807,350
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	6,931,375
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,131,674
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,587,015
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	5,507,060
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,948,699
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,812,575
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,217,634
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	7,691,625
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,612,410
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	4,882,249
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,259,302
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,317,490
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,977,483
Series B, 5.00%, 11/15/22	5,140	5,385,384
Series B, 5.00%, 11/15/23	4,240	4,513,098
Series B, 5.00%, 11/15/24	14,455	15,573,817
Series B, 5.00%, 11/15/25	2,000	2,191,140
Series B, 5.00%, 11/15/26	3,000	3,334,050
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,631,875
Series B, 5.00%, 11/15/28	5,810	6,546,534
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,680	1,829,772
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,727,031
Series B, 5.00%, 11/15/52 (Call 05/15/29)	10,950	11,961,780
Series B, 5.25%, 11/15/23 (AMBAC)	210	226,556
Series B, 5.25%, 11/15/44 (Call 05/15/24)	10,845	11,446,355
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,192,450
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	25,000	29,096,750
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	2,168,846
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,179,440
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,331,956
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,180,357
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,421,222
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	3,878,315
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	3,872,085
Series C, 5.00%, 11/15/20	1,305	1,312,673
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	741,698
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	314,720
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	4,989,555
Series C, 5.00%, 11/15/41 (Call 11/15/22)	2,200	2,267,540
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	993,852
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,223,010
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,565,275
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	7,671,900
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	3,690	3,767,047
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	9,245,195
Series C-1, 5.00%, 11/15/23	2,000	2,128,980
Series C-1, 5.00%, 11/15/25	10,320	11,306,592
Series C-1, 5.00%, 11/15/27	4,000	4,484,320
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,453,200
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	2,690	3,012,262
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	1,105	1,230,373
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,335,108
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,438,880
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	11,550	12,739,072
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,668,821
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	7,310	8,215,928
Series C-2, 0.00%, 11/15/29(a)	1,195	882,149
Series C-2, 0.00%, 11/15/33(a)	1,040	640,130

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	$1,000	$1,000,480
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,023,280
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,044,940
Series D, 5.00%, 11/15/20	2,155	2,167,671
Series D, 5.00%, 11/15/21	15,345	15,772,051
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,500	1,565,505
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,175,566
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,639,440
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,335,640
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,666,740
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,711,764
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	593,679
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	6,877,065
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,356,785
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,212,644
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	282,912
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,061,010
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	7,561,540
Series D-1, 5.00%, 11/15/34 (Put 11/15/24)(b)(c)	4,000	4,313,520
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,386,773
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,219,042
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,179,290
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	633,616
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,247,210
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	773,981
Series F, 5.00%, 11/15/24 (Call 11/15/22)	2,880	3,003,034
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,635,818
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,001,775
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,201,040
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	11,110,100
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,000	1,106,650
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	618,882
New York City Industrial Development Agency RB
5.00%, 03/01/31 (Call 10/01/20) (FGIC)	290	290,075
5.00%, 03/01/46 (Call 10/01/20) (FGIC)	1,550	1,553,162
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	718,166
Series S-1, 5.00%, 07/15/26 (Call 07/15/22)	1,050	1,140,888
Series S-1, 5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	904,814
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,786,330
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,081,660
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,037,380
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,242,411
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,748,610
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	3,680	4,509,693
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	15,440	16,631,659
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	2,002,302
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	1,670	1,925,176
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,786,459
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,476,095
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	26,500	27,526,610
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,374,780
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,776,375
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	705	828,305
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,323,600
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,750,330

Security	Par (000)	Value

New York (continued)
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	$3,000	$3,733,860
Series S-2A, 5.00%, 07/15/40 (Call 07/15/21) (SAW)	2,575	2,665,975
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,885,225
Series S-3, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	10,000	11,765,100
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,921,805
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	2,500	2,965,850
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	6,223,100
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,235,260
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	7,605,687
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,175,875
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,469,015
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	2,155,440
3.00%, 11/01/39 (Call 11/01/30)	2,000	2,140,620
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,397,440
4.00%, 05/01/36 (Call 11/01/30)	5,000	5,979,050
4.00%, 05/01/37 (Call 11/01/30)	4,750	5,656,680
4.00%, 05/01/38 (Call 11/01/30)	6,000	7,119,720
4.00%, 05/01/39 (Call 11/01/30)	1,000	1,175,620
5.00%, 11/01/23	5,000	5,727,650
5.00%, 11/01/28	3,000	3,933,360
5.00%, 11/01/28 (Call 11/01/27)	6,000	7,694,040
5.00%, 05/01/32 (Call 05/01/26)	3,380	4,118,361
5.00%, 11/01/32 (Call 11/01/30)	3,000	4,005,270
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,636,930
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,254,690
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,836,608
Series 13, 5.00%, 11/01/21	2,435	2,568,730
Series 2, 5.00%, 11/01/20	1,990	2,005,641
Series 2, 5.00%, 11/01/21	6,670	7,036,316
Series A, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,275,200
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,055,990
Series A, 5.00%, 08/01/23	4,300	4,877,662
Series A, 5.00%, 11/01/23 (Call 11/01/21)	2,640	2,787,814
Series A, 5.00%, 11/01/27 (Call 11/01/21)	1,350	1,423,305
Series A, 5.00%, 05/01/28 (Call 10/01/20)	940	943,694
Series A, 5.00%, 11/01/28 (Call 11/01/21)	6,035	6,358,295
Series A, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,509,380
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,127,960
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,931,515
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	4,840	5,110,992
Series A-1, 5.00%, 08/01/23	1,000	1,134,340
Series A-1, 5.00%, 05/01/24	2,500	2,916,425
Series A-1, 5.00%, 08/01/24	3,500	4,121,320
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,877,373
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	6,026,950
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,557,270
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,156,830
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,981,906
Series A-1, 5.00%, 05/01/36 (Call 10/01/20)	1,000	1,003,930
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,953,775
Series A-1, 5.00%, 05/01/38 (Call 10/01/20)	1,260	1,264,952
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	863,865
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,725,246
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,690	2,088,756
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,657,321
Series A-2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	3,158,925
Series A-2, 5.00%, 05/01/38 (Call 05/01/29)	1,500	1,889,565
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	12,880	14,817,538

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	$9,250	$10,573,582
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	5,322,565
Series A-3, 5.00%, 08/01/23	1,000	1,134,340
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	6,042,950
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	6,027,350
Series B, 5.00%, 11/01/21 (Call 10/01/20)	2,795	2,805,984
Series B, 5.00%, 02/01/23 (Call 02/01/21)	2,560	2,611,021
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,023,390
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	4,941,675
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,095,420
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,836,698
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,209,222
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	1,156,510
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	11,500	13,304,005
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	5,000	5,732,850
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	4,576,160
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,395	3,964,511
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,259,090
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,310,250
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,235,950
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	5,547,000
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	8,088,990
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,752,250
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,389,940
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,500	1,927,695
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,856,720
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	4,000	4,838,920
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,794,175
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,741,820
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,279,760
Series C, 5.00%, 11/01/20	8,960	9,030,426
Series C, 5.00%, 11/01/21	2,000	2,109,840
Series C, 5.00%, 11/01/25	2,000	2,453,080
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,184,638
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,000	4,796,640
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	9,084,411
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,314,203
Series C, 5.00%, 11/01/39 (Call 11/01/20)	2,870	2,889,573
Series C, 5.50%, 11/01/27 (Call 11/01/20)	3,545	3,576,231
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,835,458
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,158,760
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	11,710,992
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	2,000	2,304,620
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,790	3,197,312
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	6,541,110
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	5,646,550
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	14,656,765
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	8,618,278
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	7,672,319
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,444,620
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,274,913
Series D, 5.00%, 02/01/27 (Call 02/01/21)	1,500	1,529,010
Series D, 5.00%, 02/01/31 (Call 02/01/21)	5,025	5,117,711
Series D, 5.00%, 02/01/35 (Call 02/01/21)	18,145	18,468,344
Series D-1, 5.00%, 11/01/23 (Call 11/01/21)	1,640	1,731,824
Series D-1, 5.00%, 11/01/25 (Call 11/01/21)	1,505	1,588,723
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	4,009,810
Series D-1, 5.00%, 11/01/32 (Call 11/01/21)	1,125	1,182,555
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,101,120
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,435,265

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	$2,500	$2,664,725
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,050	1,281,462
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,655,023
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,215,120
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	2,005,642
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,222,080
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,171,000
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	6,176,366
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,594,550
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,119,460
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	3,076,022
Series E-1, 5.00%, 02/01/37 (Call 02/01/22)	5,000	5,292,800
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	4,351,059
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	3,235,318
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,937,565
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	9,750	11,293,815
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,006,316
Series F-1, 4.00%, 02/01/40 (Call 02/01/23)	20,000	21,062,600
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,112,930
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,208,760
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	6,221,100
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	9,016,392
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,536,556
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,902,879
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,669,375
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	5,004,270
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,104,510
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,281,198
New York City Water & Sewer System RB
4.00%, 06/15/46 (Call 06/15/25)	5,000	5,505,800
Series A, 4.00%, 06/15/41 (Call 06/15/29)	2,000	2,335,220
Series A, 6.00%, 06/15/21 (ETM) (AGM)	1,250	1,307,225
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	6,550,443
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,675,467
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	1,990	2,578,503
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,290,200
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,200	8,508,976
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	21,775	22,994,835
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,117,339
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,875,748
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,992,270
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	10,149,979
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	13,929,000
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,736,625
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	3,630	4,329,102
Series CC, 4.00%, 06/15/42 (Call 12/15/29)	1,000	1,173,110
Series CC, 5.00%, 06/15/22	3,500	3,801,350
Series CC, 5.00%, 06/15/25	1,340	1,637,145
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	28,820	30,444,295
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	2,325	2,467,337
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	17,781,164
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	7,925	8,836,137
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	7,943,130
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,623,076
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	12,930	15,008,497
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	7,450	8,522,055
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	14,134,858
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,910,730
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,123,680
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	9,000	10,127,880

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	$11,420	$12,820,663
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	7,665	8,842,037
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,149,120
Series DD, 5.00%, 06/15/40 (Call 12/15/27)	2,500	3,128,075
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	23,846,319
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	9,557,830
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	6,475	7,999,344
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	4,388,164
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	4,000	4,669,680
Series DD-1, 5.00%, 06/15/30	2,000	2,758,100
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	2,000	2,468,800
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	5,317,065
Series EE, 5.00%, 06/15/30	5,000	6,895,250
Series EE, 5.00%, 06/15/31	6,000	8,412,000
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,348,263
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,152,816
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,499,460
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	8,320,679
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	10,016,125
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,689,820
Series EE, 5.38%, 06/15/40 (Call 12/15/20)	1,005	1,018,889
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	3,100	3,142,594
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	6,040	6,129,694
Series EE, 5.50%, 06/15/43 (PR 12/15/20)	5,160	5,239,206
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	7,613,645
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,561,760
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	1,184,960
Series FF, 5.00%, 06/15/21	2,300	2,386,664
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,300	1,579,994
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,260,430
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,840,372
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	7,223,955
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	9,945,015
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,306,010
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,075,630
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	11,528,600
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	4,410,700
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	2,000	2,377,140
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,050	2,672,893
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,154,695
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,832,076
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	9,681,554
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,000	1,278,920
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	2,500	3,192,050
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	17,638,695
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	4,630	4,805,199
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	485	503,042
Series HH, 5.00%, 06/15/32 (Call 06/15/21)	2,015	2,088,971
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,647,840
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,094,430
Series A, 0.00%, 11/15/47(a)	2,500	998,700
Series A, 0.00%, 11/15/55(a)	2,500	734,400
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,665,795
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	6,540	6,836,916
5.25%, 12/15/43 (Call 12/15/21)	100	104,778
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,845,795

Security	Par (000)	Value

New York (continued)
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	$1,000	$1,104,280
Series A, 5.00%, 11/15/38 (Call 11/15/21)	1,000	1,054,350
New York Power Authority RB
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	1,044,890
Series A, 4.00%, 11/15/45 (Call 05/15/30)	2,500	2,974,400
Series A, 4.00%, 11/15/50 (Call 05/15/30)	9,185	10,839,861
Series A, 4.00%, 11/15/55 (Call 05/15/30)	6,100	7,112,295
Series A, 4.00%, 11/15/60 (Call 05/15/30)	14,295	16,653,675
New York State Dormitory Authority RB
4.00%, 07/01/50 (Call 07/01/29)	5,000	5,689,050
5.00%, 05/15/26 (Call 05/15/22)	1,270	1,356,462
5.00%, 10/01/45	3,500	5,589,430
Series 1, 5.50%, 07/01/40 (AMBAC)	530	770,970
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,160,756
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,516,113
Series 2015B-A, 5.00%, 03/15/21	1,400	1,436,064
Series 2015B-A, 5.00%, 03/15/22	3,000	3,220,260
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	5,700,700
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	7,263,035
Series A, 5.00%, 12/15/20	1,200	1,216,536
Series A, 5.00%, 02/15/21	9,200	9,400,192
Series A, 5.00%, 03/15/21	12,385	12,704,037
Series A, 5.00%, 02/15/22	4,025	4,304,496
Series A, 5.00%, 03/15/22	23,940	25,697,675
Series A, 5.00%, 02/15/23	2,325	2,592,724
Series A, 5.00%, 03/15/23	7,650	8,558,226
Series A, 5.00%, 02/15/24	3,000	3,478,710
Series A, 5.00%, 03/15/24	1,550	1,803,131
Series A, 5.00%, 02/15/25	2,000	2,402,960
Series A, 5.00%, 03/15/25	7,530	9,070,782
Series A, 5.00%, 03/15/25 (Call 03/15/24)	10,400	12,093,848
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,068,610
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,309,270
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,152,810
Series A, 5.00%, 03/15/26 (Call 03/15/25)	3,465	4,158,832
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,065	21,016,493
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,726,425
Series A, 5.00%, 03/15/27	1,265	1,607,511
Series A, 5.00%, 03/15/27 (Call 03/15/25)	1,295	1,548,522
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,400	3,012,480
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,500	1,883,760
Series A, 5.00%, 03/15/28	4,245	5,512,897
Series A, 5.00%, 03/15/28 (ETM)	5	6,680
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,800	3,239,964
Series A, 5.00%, 03/15/29	2,500	3,317,175
Series A, 5.00%, 03/15/29 (Call 03/15/24)	3,705	4,280,127
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,410	3,746,738
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,972,520
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,153,710
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,192,696
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,249,340
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,534,021
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	7,472,781
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	4,114,314
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,551,072
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,087,903
Series A, 5.00%, 03/15/32 (Call 03/15/24)	3,500	4,023,355
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	3,156,400
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,727,858

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/32 (Call 03/15/29)	$13,920	$17,839,176
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,738,200
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	8,193,039
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,453,540
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,581,702
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,168,870
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,814,220
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	12,777,030
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	6,215,300
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	8,779,050
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,874,505
Series A, 5.00%, 07/01/37 (PR 07/01/22)	1,250	1,359,820
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	15,573,500
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,395	3,807,017
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,242,350
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,605,520
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,302,694
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	4,292,400
Series A, 5.00%, 07/01/41 (PR 07/01/21)	500	520,075
Series A, 5.00%, 10/01/41 (Call 04/01/21)	2,500	2,563,950
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,801,455
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	5,150,682
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,087,080
Series A, 5.00%, 02/15/43 (PR 02/15/23)	3,500	3,910,865
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,198,810
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	3,104,260
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	9,492,668
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	11,967,200
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	10,966,860
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,866,520
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,807,794
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	11,872,400
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,589,770
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,839,391
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,488,738
Series A, 5.00%, 10/01/48	500	819,330
Series A, 5.00%, 10/01/50	7,190	11,954,453
Series A, 5.25%, 05/15/21	515	533,329
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	6,285,400
Series A, 5.50%, 05/15/22 (AMBAC)	2,905	3,163,458
Series A, 5.75%, 07/01/27 (NPFGC)	500	601,245
Series A-2, 5.00%, 10/01/46	2,000	3,220,280
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,207,540
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,600,845
Series B, 5.00%, 03/15/21	1,500	1,538,640
Series B, 5.00%, 02/15/22	1,000	1,069,440
Series B, 5.00%, 02/15/23	4,900	5,464,235
Series B, 5.00%, 03/15/23 (Call 03/15/22)	2,500	2,684,500
Series B, 5.00%, 02/15/25	3,525	4,235,217
Series B, 5.00%, 02/15/26	5,940	7,348,018
Series B, 5.00%, 03/15/27 (Call 09/15/25)	5,815	7,066,737
Series B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,421,680
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	14,833,143
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	10,502,841
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,509,740
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	6,024
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,495,200
Series B, 5.00%, 03/15/32 (Call 03/15/24)	4,370	5,003,650
Series B, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,460,860
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	7,136,755

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/34 (Call 08/15/27)	$5,000	$6,170,250
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	6,024
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,592,970
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,224,850
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,745	3,190,678
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,572,334
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,160,480
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,385,771
Series B, 5.00%, 10/01/38 (Call 04/01/28)	5,700	7,221,444
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,636,888
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	6,568
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,510,714
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,205,940
Series B, 5.00%, 03/15/42 (Call 03/15/22)	17,675	18,722,951
Series B, 5.00%, 03/15/42 (PR 03/15/22)	5	5,362
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,285,840
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,682,733
Series B, 5.50%, 03/15/26 (AMBAC)	770	970,416
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	3,022,587
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,742,055
Series C, 5.00%, 03/15/26	4,000	4,957,280
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,146,890
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,143,120
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	13,751,338
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,407,478
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,147,241
Series C, 5.00%, 02/15/37 (PR 02/15/25)	5	6,024
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,277,220
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,136,750
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,848,780
Series C, 5.00%, 03/15/41 (Call 03/15/21)	17,510	17,901,699
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,250,100
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	5,501,527
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,963,175
Series D, 4.00%, 02/15/40 (Call 02/15/30)	3,625	4,252,161
Series D, 4.00%, 02/15/47 (Call 02/15/30)	14,390	16,611,096
Series D, 5.00%, 02/15/22	1,535	1,641,590
Series D, 5.00%, 02/15/23	1,705	1,901,331
Series D, 5.00%, 02/15/25	2,520	3,027,730
Series D, 5.00%, 02/15/26	10,000	12,370,400
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,248,380
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,863,675
Series D, 5.00%, 02/15/29	1,250	1,655,588
Series D, 5.00%, 02/15/33 (Call 02/15/30)	785	1,019,534
Series D, 5.00%, 02/15/37 (Call 02/15/22)	7,300	7,721,648
Series D, 5.00%, 02/15/48 (Call 02/15/30)	7,500	9,316,350
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,596,812
Series E, 5.00%, 08/15/21	1,000	1,045,760
Series E, 5.00%, 02/15/23	1,000	1,115,150
Series E, 5.00%, 02/15/24	1,095	1,269,729
Series E, 5.00%, 03/15/27	2,000	2,541,520
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	8,142,041
Series E, 5.00%, 03/15/35 (Call 09/15/28)	6,190	7,818,960
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,421,652
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	4,975,160
Series E, 5.00%, 03/15/44 (Call 09/15/28)	5,000	6,159,900
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	3,433,444
Series E, 5.25%, 03/15/33 (Call 09/15/25)	2,300	2,771,569
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,732,300

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 06/15/22	$1,020	$1,108,016
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,270,304
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	811,620
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,479,434
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,641,338
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,450,946
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,375,715
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,065,500
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	12,551,300
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	6,858,966
New York State Thruway Authority GO, Series I, 5.00%, 01/01/27 (PR 01/01/22)	1,000	1,064,020
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	500	514,005
Series A, 5.00%, 04/01/22	1,610	1,732,424
Series A, 5.00%, 04/01/25 (Call 04/01/22)	2,100	2,249,373
Series A, 5.00%, 04/01/28 (Call 04/01/22)	4,400	4,704,304
Series A, 5.00%, 04/01/29 (Call 04/01/22)	9,555	10,228,341
Series A, 5.00%, 04/01/30 (Call 04/01/22)	3,000	3,202,560
Series A, 5.00%, 04/01/31 (Call 04/01/22)	3,920	4,174,408
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,048,780
New York State Thruway Authority RB
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,080,610
Series A, 5.00%, 03/15/21 (Call 09/15/20)	1,000	1,001,740
Series A, 5.00%, 03/15/22 (Call 09/15/20)	7,480	7,493,015
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	2,917,594
Series A, 5.00%, 03/15/29 (Call 09/15/21)	3,000	3,138,030
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,088,820
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,160,132
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,585,000
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,710,250
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,850,314
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	2,562,225
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	2,053,275
Series B, 4.00%, 01/01/38 (Call 01/01/30)	2,000	2,338,600
Series B, 4.00%, 01/01/39 (Call 01/01/30)	1,855	2,162,169
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	2,342,760
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	2,317,180
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	9,118,720
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,872,200
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	9,381,652
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,546,220
Series I, 5.00%, 01/01/28 (PR 01/01/22)	12,000	12,768,240
Series I, 5.00%, 01/01/31 (PR 01/01/22)	12,200	12,981,044
Series I, 5.00%, 01/01/37 (PR 01/01/22)	2,580	2,745,172
Series I, 5.00%, 01/01/42 (PR 01/01/22)	2,000	2,128,040
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,914,995
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,222,820
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,668,880
Series K, 5.00%, 01/01/32 (Call 01/01/25)	3,365	3,919,922
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,143,350
Series L, 5.00%, 01/01/21	2,185	2,217,928
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,237,770
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	3,145,260
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	6,520,433
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	4,574,320
New York State Urban Development Corp. RB
3.00%, 03/15/48 (Call 09/15/30)	5,440	5,771,840
4.00%, 03/15/34 (Call 09/15/30)	2,500	3,033,125

Security	Par (000)	Value

New York (continued)
4.00%, 03/15/37 (Call 09/15/30)	$2,500	$2,978,225
4.00%, 03/15/39 (Call 09/15/30)	2,000	2,366,160
4.00%, 03/15/41 (Call 09/15/30)	2,000	2,350,800
4.00%, 03/15/42 (Call 09/15/30)	9,000	10,545,120
4.00%, 03/15/49 (Call 09/15/30)	9,000	10,424,250
5.00%, 03/15/22	1,500	1,610,130
5.00%, 03/15/23	750	838,830
5.00%, 03/15/26	2,000	2,477,400
5.00%, 03/15/27	1,000	1,269,300
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,157,520
5.00%, 03/15/28	2,000	2,592,300
5.00%, 03/15/29	12,000	15,853,440
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,306,660
5.00%, 03/15/30	2,000	2,684,720
5.00%, 03/15/32 (Call 09/15/30)	2,500	3,343,475
5.00%, 03/15/33 (Call 09/15/30)	5,000	6,630,450
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,631,775
5.00%, 03/15/36 (Call 09/15/30)	2,500	3,258,850
5.00%, 03/15/43 (Call 09/15/30)	2,000	2,535,640
5.00%, 03/15/44 (Call 09/15/30)	2,000	2,528,580
5.00%, 03/15/47 (Call 09/15/30)	7,000	8,846,600
5.00%, 03/15/50 (Call 09/15/30)	2,000	2,519,080
Series A, 4.00%, 03/15/39 (Call 09/15/30)	9,500	11,239,260
Series A, 4.00%, 03/15/40 (Call 09/15/30)	7,910	9,328,975
Series A, 4.00%, 03/15/42 (Call 09/15/29)	2,750	3,172,043
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	1,150,660
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	5,739,800
Series A, 4.00%, 03/15/45 (Call 09/15/29)	2,000	2,291,620
Series A, 4.00%, 03/15/45 (Call 09/15/30)	2,500	2,910,375
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,860,275
Series A, 4.00%, 03/15/49 (Call 09/15/30)	7,500	8,686,875
Series A, 5.00%, 03/15/21	18,225	18,694,476
Series A, 5.00%, 03/15/22	4,995	5,361,733
Series A, 5.00%, 03/15/23	11,690	13,075,933
Series A, 5.00%, 03/15/24	7,430	8,634,774
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	3,059,300
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,023,130
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,437,760
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	12,361,800
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,206,990
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,831,980
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	4,408,154
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,826,477
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,914,416
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	3,212,425
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	3,078,267
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,279,400
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	3,313,960
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,594,240
Series A, 5.00%, 03/15/39 (Call 09/15/28)	5,000	6,179,650
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,533,500
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	3,158,075
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	4,499,787
Series A, 5.00%, 03/15/42 (Call 09/15/28)	3,095	3,795,429
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,803,976
Series A-1, 5.00%, 03/15/22	2,015	2,162,941
Series A-1, 5.00%, 03/15/23	1,495	1,672,068
Series A-1, 5.00%, 03/15/26	4,000	4,954,800
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,148,980
Series A-1, 5.00%, 03/15/27 (Call 09/15/25)	10,000	12,197,000

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	$2,020	$2,248,280
Series A-1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,411,821
Series A-1, 5.00%, 03/15/30 (Call 03/15/23)	1,000	1,110,330
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	7,012,544
Series A-2, 5.50%, 03/15/24 (NPFGC)	1,090	1,285,873
Series C, 5.00%, 03/15/22	3,000	3,220,260
Series C, 5.00%, 03/15/41 (Call 09/15/27)	2,640	3,194,638
Series C, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,810,995
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,235,580
Series D, 5.00%, 03/15/21	5,000	5,128,800
Series D, 5.00%, 03/15/23	5,160	5,771,150
Series E, 5.00%, 03/15/21	3,520	3,610,675
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	6,076,457
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	2,500	2,880,675
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,272,640
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,902,105
Port Authority of New York & New Jersey RB
4.00%, 07/15/36 (Call 07/15/30)	500	596,225
4.00%, 07/15/38 (Call 07/15/30)	6,000	7,103,040
4.00%, 09/01/39 (Call 09/01/29)	2,000	2,330,180
4.00%, 12/15/41 (Call 06/15/24)	1,000	1,081,440
4.00%, 09/01/49 (Call 09/01/29)	2,000	2,287,000
4.00%, 11/01/49 (Call 11/01/29)	1,500	1,718,595
5.00%, 07/15/32 (Call 07/15/30)	1,000	1,315,720
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,280,960
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,921,110
5.00%, 07/15/34 (Call 07/15/30)	3,500	4,558,610
5.00%, 09/01/34 (Call 09/01/29)	5,000	6,386,250
5.00%, 09/01/36 (Call 09/01/24)	4,770	5,426,400
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,922,430
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,172,951
5.00%, 11/01/44 (Call 11/01/29)	1,500	1,860,360
Series 116, 5.00%, 01/15/41 (Call 01/15/21)	4,390	4,446,280
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	2,000	2,099,740
Series 179, 5.00%, 12/01/22	1,500	1,655,985
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,119,920
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,388,029
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,780,325
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,423,200
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,764,200
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,295,000
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,090,110
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,398,340
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,659,602
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,544,860
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	10,320	12,032,810
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,167,490
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	9,736,108
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	11,463,270
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,797,819
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,526,830
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,197,496
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,379,840
Series 5, 5.38%, 03/01/28	2,150	2,527,497
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	5,000	5,688,050
Series NY, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,869,650
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,241,290
Series NY, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,644,498
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	574,540

Security	Par (000)	Value

New York (continued)
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	$4,200	$4,224,024
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,379,640
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,250	5,047,130
Series A, 5.00%, 10/15/27 (Call 10/15/24)	5,005	5,932,477
Series A, 5.00%, 10/15/28 (Call 10/15/24)	6,000	7,098,360
Series A, 5.00%, 10/15/29 (Call 10/15/24)	5,635	6,653,864
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,000	8,253,140
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	21,780	23,393,898
Series E, 4.25%, 12/15/41 (Call 12/15/21)	6,000	6,227,580
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,134,010
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,480,870
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	10,800	8,716,248
Series A, 0.00%, 11/15/31(a)	2,000	1,566,080
Series A, 0.00%, 11/15/32(a)	1,800	1,363,950
Series A, 4.00%, 11/15/42 (Call 11/15/22)	4,685	4,901,775
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	3,389,280
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	6,772,860
Series A, 4.00%, 11/15/54 (Call 11/15/30)	5,425	6,263,379
Series A, 5.00%, 11/15/22	3,360	3,684,677
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	755,454
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,000	1,064,020
Series A, 5.00%, 01/01/26 (PR 01/01/22)	685	728,854
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,215,340
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,070	1,138,501
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,106,260
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,196,600
Series A, 5.00%, 11/15/44 (Call 05/15/28)	6,000	7,295,880
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,979,204
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	9,256,667
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	10,929,415
Series A, 5.00%, 11/15/49 (Call 05/15/29)	3,500	4,299,365
Series A, 5.00%, 11/15/49 (Call 11/15/30)	7,000	8,846,040
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	5,029,920
Series B, 0.00%, 11/15/32(a)	4,745	3,612,890
Series B, 5.00%, 11/15/20	3,630	3,663,178
Series B, 5.00%, 11/15/21	30	31,620
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,096,630
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	3,013,557
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,748,320
Series B, 5.00%, 11/15/30	1,000	1,347,680
Series B, 5.00%, 11/15/31	1,000	1,365,210
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,240,000
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,437,780
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,641,190
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,422,540
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,642,486
Series C-1, 5.00%, 11/15/25	3,000	3,642,450
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	4,496,302
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	5,387,585
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,319,498
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,481,824
5.00%, 12/15/39 (Call 12/15/27)	8,660	10,854,704
5.00%, 12/15/40 (Call 12/15/27)	10,155	12,698,015
5.00%, 12/15/41 (Call 12/15/27)	4,000	4,989,000
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,492,340

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 12/15/35 (Call 06/15/26)	$2,000	$2,449,020
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,660,544
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,745,769
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	553,307
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,444,580
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,409,620
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	16,195	18,304,723

		4,023,130,201

North Carolina — 1.3%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	3,975	4,135,630
5.00%, 07/01/22	1,475	1,606,010
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,176,930
Series B, 5.00%, 07/01/38 (Call 09/24/20)	1,000	1,003,230
City of Raleigh NC Combined Enterprise System Revenue RB, Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	7,613,478
County of Guilford NC GO, 5.00%, 03/01/25	1,800	2,179,998
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,299,321
County of Wake NC GO
Series C, 5.00%, 03/01/21	2,545	2,606,589
Series C, 5.00%, 03/01/25	6,600	7,999,926
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,000	1,233,950
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,456,020
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	500	512,065
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,213,456
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,154,704
Series B, 6.00%, 01/01/22 (ETM)	390	419,823
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,428,650
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	3,007,275
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	2,500	1,278,875
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	1,063,050
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,287,720
4.00%, 01/01/55 (Call 01/01/30)	2,000	2,200,360
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	2,263,600
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,388,940
5.00%, 07/01/41 (Call 07/01/21)	1,500	1,547,445
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,404,480
5.00%, 01/01/49 (Call 01/01/30)	3,800	4,538,302
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,000	2,464,860
State of North Carolina GO
Series A, 5.00%, 06/01/22	10,620	11,520,364
Series A, 5.00%, 06/01/23	10,000	11,315,600
Series A, 5.00%, 06/01/27 (Call 06/01/26)	2,000	2,513,200
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	6,254,150
Series B, 5.00%, 06/01/25	13,500	16,493,355
Series B, 5.00%, 06/01/26	8,850	11,154,097
Series B, 5.00%, 06/01/27	1,500	1,946,205
Series B, 5.00%, 06/01/28	8,690	11,573,255
Series B, 5.00%, 06/01/29	1,000	1,364,560
Series C, 4.00%, 05/01/22	1,280	1,362,086
State of North Carolina RB
5.00%, 03/01/21	7,000	7,164,080
5.00%, 03/01/22	750	802,740
5.00%, 03/01/24	6,625	7,698,822

Security	Par (000)	Value

North Carolina (continued)
5.00%, 03/01/25	$3,500	$4,221,455
5.00%, 03/01/27	5,000	6,386,050
5.00%, 03/01/28	7,000	9,157,190
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,351,780
5.00%, 03/01/31 (Call 03/01/29)	2,500	3,290,000
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,893,880
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,217,910
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	6,019,307
Series B, 5.00%, 11/01/21	2,500	2,641,550
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	839,417
Series B, 5.00%, 05/01/24	4,520	5,294,547
Series B, 5.00%, 05/01/25	5,000	6,070,250
Series B, 5.00%, 06/01/26	1,000	1,255,170
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	8,321,365
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,273,520
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,739,280
Series C, 5.00%, 05/01/30 (PR 05/01/21)	6,000	6,190,560
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	1,000	1,104,700

		234,915,132

Ohio — 1.4%
American Municipal Power Inc. RB
5.00%, 02/15/25	2,250	2,695,230
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,634,520
5.00%, 02/15/35 (Call 02/15/30)	4,000	5,182,320
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	981,324
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	20	24,989
5.25%, 12/01/30 (NPFGC)	1,000	1,414,690
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	1,850	2,100,601
Series 1, 5.00%, 07/01/25	1,860	2,273,943
Series 1, 5.00%, 07/01/26	1,500	1,890,105
Series 2017-1, 5.00%, 04/01/24	10,180	11,913,858
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (PR 12/01/24)	2,150	2,573,120
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,947,267
5.00%, 06/01/32 (Call 06/01/26)	2,525	3,135,318
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	9,296,742
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,135,800
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,217,550
Northeast Ohio Regional Sewer District RB, 4.00%, 11/15/49 (Call 11/15/24)	8,560	9,234,870
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,859,691
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,208,658
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,188,460
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	6,795	7,518,803
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,481,620
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	6,500	7,251,075
Series A-1, 5.25%, 02/15/33 (Call 02/15/23)	1,000	1,096,660
Series A-2, 0.00%, 02/15/37(a)	6,880	4,696,426
Series A-2, 0.00%, 02/15/40(a)	2,500	1,546,725
Series A-2, 0.00%, 02/15/41(a)	7,095	4,231,245
Series S, 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,618,251
Ohio University RB, Series A, 5.00%, 12/01/44
(Call 06/01/27)	2,000	2,397,100

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	$2,000	$2,634,080
5.00%, 12/01/29 (Call 09/01/29)	9,500	12,938,050
5.00%, 06/01/44 (Call 12/01/29)	5,000	6,464,300
Series A, 5.00%, 12/01/28	1,000	1,339,690
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	8,995,488
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	2,500	2,651,675
5.00%, 06/01/22	1,175	1,274,828
5.00%, 06/01/23	1,700	1,923,652
5.00%, 12/01/23	7,590	8,765,539
Series 2015-A, 5.00%, 12/01/25	3,930	4,868,720
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,410,550
Series A, 5.00%, 12/01/39 (Call 06/01/30)	3,400	4,491,162
Series A, 5.00%, 12/01/40 (Call 06/01/30)	3,400	4,477,460
Series A, 5.00%, 12/01/50 (Call 06/01/30)	2,500	3,234,800
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,693,575
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,976,235
Series B, 5.00%, 12/01/38 (Call 12/01/29)	1,000	1,313,390
Series B, 5.00%, 12/01/44 (Call 12/01/29)	3,815	4,927,530
State of Ohio GO
Series A, 5.00%, 09/15/22	1,305	1,433,347
Series A, 5.00%, 12/15/22	3,000	3,329,640
Series A, 5.00%, 12/15/23	7,230	8,360,194
Series A, 5.00%, 09/15/24	2,500	2,976,825
Series A, 5.00%, 12/15/24	2,500	3,003,900
Series B, 5.00%, 09/15/23	5,000	5,723,600
Series B, 5.00%, 09/15/25	4,220	5,203,851
Series B, 5.00%, 09/15/26	4,500	5,715,495
Series B, 5.00%, 09/15/27	1,500	1,955,805
Series C, 5.00%, 09/15/21	1,000	1,050,300
Series C, 5.00%, 08/01/25	1,000	1,228,190
Series C, 5.00%, 08/01/27	1,380	1,793,462
Series C, 5.00%, 08/01/28	15,500	20,613,605
Series U, 5.00%, 05/01/28	1,200	1,586,448
State of Ohio RB, Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,233,370
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,226,750

		244,562,467

Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,610	3,284,033
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,500	1,877,025
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,688,438
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,242,090
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,270,720
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,119,912
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,214,860
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,909,115
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,015,880
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	7,076,828
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,819,594
Series B, 5.00%, 01/01/29 (PR 01/01/21)	500	507,995
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,258,580
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	4,412,788
Series D, 5.00%, 01/01/25	2,250	2,693,835

Security	Par (000)	Value

Oklahoma (continued)
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	$2,000	$2,148,240

		46,539,933

Oregon — 0.6%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,500	1,554,300
Series B, 5.00%, 06/15/22	2,000	2,170,700
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	2,140,133
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,830,360
Hillsboro School District No. 1J GO, 5.00%, 06/15/38
(Call 06/15/27) (GTD)	2,250	2,784,015
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	10,000	11,333,700
5.00%, 06/15/27 (GTD)	2,500	3,229,825
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,214,900
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,000	2,247,480
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,619,479
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,624,180
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,404,020
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,596,500
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	6,366,150
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,269,700
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,267,270
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	5,000	5,884,600
Series A, 5.00%, 11/15/23	5,150	5,928,011
Series A, 5.00%, 11/15/24	1,050	1,253,480
Series A, 5.00%, 11/15/28 (Call 11/15/24)	3,630	4,300,025
Series A, 5.00%, 11/15/29 (Call 11/15/24)	2,000	2,367,340
Series A, 5.00%, 11/15/31 (Call 11/15/24)	7,015	8,258,619
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,319,030
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,651,049
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,303,540
Series A, 5.00%, 11/15/39 (Call 11/15/29)	3,000	3,903,960
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,410,176
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	6,455,801
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,850,595
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (Call 09/01/27)	1,000	1,223,480
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	3,120,100
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	3,109,575

		112,992,093

Pennsylvania — 2.7%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43
(Call 06/01/28)	3,000	3,647,070
City of Philadelphia PA Airport Revenue RB
Series A, 5.00%, 06/15/40 (Call 10/01/20)	500	502,540
Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,163,020
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	562,350
Series A, 5.00%, 08/01/26	1,500	1,852,110

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 01/01/41 (Call 01/01/21)	$2,680	$2,709,668
Series A, 5.00%, 07/01/45 (Call 07/01/24)	5,755	6,509,020
Series A, 5.00%, 11/01/45 (Call 11/01/30)	2,000	2,559,260
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	5,232,067
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,914,040
Series A, 5.00%, 11/01/50 (Call 11/01/30)	1,500	1,894,350
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,208,050
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,976,480
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	7,300	7,600,979
5.00%, 07/15/26	2,000	2,497,900
5.00%, 07/15/27	2,000	2,552,660
5.00%, 07/15/28	2,000	2,603,640
5.00%, 07/15/29	6,000	7,962,180
5.38%, 07/01/21	4,950	5,160,325
First Series, 4.00%, 04/01/29 (Call 04/01/23)	15,000	16,278,600
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,547,350
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	8,087,475
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,105,370
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,245,380
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	9,497,288
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,512,340
First Series, 5.00%, 03/15/21	2,000	2,050,860
First Series, 5.00%, 07/01/21	3,990	4,147,126
First Series, 5.00%, 04/01/22	2,280	2,448,469
First Series, 5.00%, 07/01/22	2,700	2,930,958
First Series, 5.00%, 08/15/22	2,500	2,726,550
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,750,176
First Series, 5.00%, 01/01/23	2,500	2,768,800
First Series, 5.00%, 03/15/23	2,000	2,234,060
First Series, 5.00%, 04/01/23	5,095	5,701,662
First Series, 5.00%, 08/15/23	2,930	3,328,949
First Series, 5.00%, 01/01/24	1,500	1,730,205
First Series, 5.00%, 03/01/24	3,645	4,232,246
First Series, 5.00%, 06/15/24	2,000	2,348,640
First Series, 5.00%, 07/01/24	1,900	2,235,084
First Series, 5.00%, 08/15/24	2,000	2,363,900
First Series, 5.00%, 09/15/24	4,000	4,743,000
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,115,520
First Series, 5.00%, 01/01/25	2,500	2,996,725
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,614,650
First Series, 5.00%, 08/15/25	7,765	9,455,440
First Series, 5.00%, 09/15/25	1,500	1,831,230
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,872,929
First Series, 5.00%, 09/15/26	2,340	2,935,600
First Series, 5.00%, 01/01/27	3,500	4,404,855
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,167,360
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	15,100,200
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,115,520
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	9,899,988
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	5,079,080
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,851,300
Second Series, 5.00%, 01/15/21	5,275	5,367,471
Second Series, 5.00%, 07/01/21	500	519,690
Second Series, 5.00%, 09/15/21	3,500	3,671,920
Second Series, 5.00%, 01/15/22	2,300	2,447,614
Second Series, 5.00%, 09/15/22	3,200	3,500,928
Second Series, 5.00%, 10/15/23	1,200	1,372,560
Second Series, 5.00%, 01/15/24	1,300	1,501,825

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 09/15/24	$1,500	$1,778,625
Second Series, 5.00%, 01/15/25	1,365	1,635,134
Second Series, 5.00%, 09/15/25	1,240	1,513,817
Second Series, 5.00%, 09/15/26	5,635	7,069,277
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,142,540
Second Series, 5.00%, 01/15/27	4,625	5,826,714
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	6,788,604
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,165,715
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,138,520
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,923,271
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,837,950
Second Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	11,625,614
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,404,400
County of Allegheny PA GO, Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,829,820
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	1,565	1,904,151
5.00%, 07/01/47 (Call 07/01/27)	4,250	5,136,167
Delaware River Port Authority RB
5.00%, 01/01/33 (Call 01/01/24)	2,000	2,247,780
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,684,831
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	1,061,156
Series B, 5.00%, 01/01/21	1,000	1,014,900
Series B, 5.00%, 01/01/23	1,105	1,219,180
Series B, 5.00%, 01/01/26	1,750	2,142,350
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	3,110	4,033,328
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	5,495	5,884,815
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 05/01/31 (PR 05/01/21)	700	722,456
Series A, 5.00%, 09/01/45 (Call 03/01/25)	3,525	3,989,031
Pennsylvania State University (The) RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,637,939
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	2,197,700
5.00%, 12/01/23	3,995	4,561,970
5.00%, 12/01/25	1,050	1,281,242
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,415,380
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,521,600
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	4,199,475
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,351,311
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,746,450
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,951,570
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,207,450
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,861,245
Series A, 5.00%, 12/01/37 (PR 12/01/22)	1,120	1,239,941
Series A, 5.00%, 12/01/42 (PR 12/01/21)	4,725	4,995,467
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,280,116
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	7,038,017
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,223,160
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,191,860
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,685,025
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,989,310
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,976,275
Series A-1, 5.00%, 12/01/43 (PR 12/01/22)	1,040	1,151,374
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	17,370	20,000,339
Series A2, 5.50%, 12/01/34 (PR 12/01/20)	415	420,486
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,864,720

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	$4,000	$4,818,560
Series A-2, 5.50%, 12/01/34 (PR 12/01/20)	85	86,113
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,311,000
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	5,116,535
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,336,840
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	3,065,025
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	3,003,025
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,692,360
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,576,408
Series C, 5.00%, 12/01/43 (PR 12/01/23)	4,555	5,255,878
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,362,640
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,544,600
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	922,645
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,628,865
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,715,340
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,251,480
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	8,015,651
State Public School Building Authority RB
5.50%, 06/01/28 (AGM, SAW)	470	616,687
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,427,100
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,138,700

		482,539,622

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,238,780
Series B, 5.00%, 06/15/26	2,500	3,042,425
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,977,500
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	4,458,999
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/01/37 (Call 09/01/27)	4,500	5,245,335

		17,963,039

South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/25 (Call 12/01/23)	2,800	3,200,848
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,410,203
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,249,800
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/49 (Call 01/01/30)	2,955	3,814,550
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A, 5.00%, 02/01/41 (PR 02/01/21)	500	510,010
Series A, 5.00%, 02/01/49 (Call 02/01/29)	2,500	3,151,200
County of Charleston SC GO, 5.00%, 11/01/22	2,385	2,633,302
Piedmont Municipal Power Agency RB, Series A-2, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,015,010
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,395,100
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,537,120
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,605,854
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,218,340
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,387,315
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,500,920
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,338,670

Security	Par (000)	Value

South Carolina (continued)
Series B, 5.00%, 12/01/46 (Call 12/01/26)	$2,000	$2,345,320
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,636,589
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,594,155
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,265,643
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,618,022
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,565,835
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,687,425
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,963,664
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,640,000
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,028,370
Series A, 5.00%, 10/01/24	1,000	1,175,280
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,039,570
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	747,425
State of South Carolina GO, Series A, 4.00%, 04/01/22 (Call 10/01/20)	1,000	1,003,060

		80,278,600

Tennessee — 0.5%
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,414,160
County of Shelby TN GO
Series A, 5.00%, 03/01/23	7,000	7,829,500
Series A, 5.00%, 03/01/24	1,000	1,164,560
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/36 (Call 05/15/21)	1,025	1,055,094
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	6,153,322
4.00%, 07/01/36 (Call 07/01/28)	5,000	5,894,150
5.00%, 07/01/22	5,875	6,394,526
5.00%, 07/01/23 (Call 07/01/22)	3,810	4,142,499
5.00%, 07/01/23 (PR 07/01/22)	190	206,473
5.00%, 01/01/24	3,800	4,397,740
5.00%, 07/01/24 (Call 07/01/23)	2,250	2,551,343
5.00%, 01/01/25	2,000	2,404,080
5.00%, 07/01/27	1,000	1,294,300
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,925,110
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,456,750
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,564,718
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,469,600
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,449,480
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	3,000	3,215,760
Series A, 5.00%, 08/01/21	1,000	1,044,280
Series A, 5.00%, 08/01/22	4,925	5,380,316
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/43 (Call 11/01/22) (HERBIP)	11,205	12,147,453
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	6,096,550
Series B, 5.00%, 11/01/40 (Call 11/01/25) (HERBIP)	4,025	4,794,137

		95,445,901

Texas — 9.1%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,306,420
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,838,960

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	$1,000	$1,175,270
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,696,275
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,959,725
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	6,355	7,328,459
5.00%, 01/01/42 (PR 01/01/23)	1,560	1,664,614
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,788,272
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,019,220
Series A, 5.00%, 01/01/40 (Call 07/01/25)	6,060	6,914,278
Series A, 5.00%, 01/01/43 (PR 01/01/23)	2,500	2,671,675
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,837,850
Series B, 5.00%, 01/01/45 (Put 01/06/21)(b)(c)	500	500,420
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	115	114,672
Series A, 5.00%, 08/15/41 (PR 08/15/22)	6,920	7,565,636
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	511,620
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,833,225
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,266,080
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,697,235
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	21,389,321
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	11,438,692
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,089,010
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	18,994,880
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	4,007,578
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,827,460
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,091,080
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,757,960
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,049,390
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,229,680
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,706,560
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/31 (Call 10/01/20) (AMBAC)	5	5,018
City of Corpus Christi TX Utility System Revenue RB, Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,358,100
City of Dallas TX GOL
5.00%, 02/15/23	1,620	1,806,073
5.00%, 02/15/24	1,800	2,085,120
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,719,765
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/35 (Call 10/01/20)	1,080	1,084,223
5.00%, 10/01/39 (Call 10/01/20)	700	702,737
5.00%, 10/01/39 (PR 10/01/20)	150	150,581
5.00%, 10/01/40 (PR 10/01/21)	1,500	1,577,850
5.00%, 10/01/46 (Call 10/01/27)	2,500	3,087,600
Series A, 5.00%, 10/01/24	3,000	3,557,850
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,714,748
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,718,503
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,463,339
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,992,955
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	6,786,061
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	6,075,050
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,500	8,945,025
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,626,040

Security	Par (000)	Value

Texas (continued)
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	$1,000	$1,151,320
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,495,880
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/26 (Call 07/01/21)	2,750	2,847,268
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,667,528
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,575,138
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,605,135
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,068,390
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,834,290
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,818,458
City of Houston TX Combined Utility System Revenue RB
Series A, 5.25%, 11/15/28 (PR 11/15/20)	2,035	2,055,431
Series A, 5.25%, 11/15/31 (PR 11/15/20)	1,000	1,010,040
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,308,860
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	6,799,012
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,910,640
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,956,800
Series B, 5.00%, 11/15/43 (PR 11/15/23)	1,000	1,150,040
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	1,069,730
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,794,480
Series C, 4.00%, 11/15/49 (Call 11/15/30)	1,000	1,185,480
Series C, 5.00%, 05/15/21	1,205	1,245,765
Series C, 5.00%, 05/15/22	2,500	2,704,325
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,502,410
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,335,143
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,308,560
Series D, 5.00%, 11/15/21	890	941,513
Series D, 5.00%, 11/15/33 (PR 11/15/21)	4,000	4,231,040
Series D, 5.00%, 11/15/36 (PR 11/15/21)	2,650	2,803,064
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,299,820
City of Houston TX GOL
Series A, 5.00%, 03/01/24	2,000	2,321,520
Series A, 5.00%, 03/01/25	2,350	2,822,750
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,784,660
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	2,150,806
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	3,970	4,493,325
5.00%, 02/01/21	6,740	6,874,935
5.00%, 02/01/22	5,400	5,768,172
5.00%, 02/01/23	1,040	1,158,404
5.00%, 02/01/27	3,000	3,831,390
5.00%, 02/01/34 (Call 02/01/30)	2,000	2,666,760
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,657,220
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,895,474
5.00%, 02/01/47 (Call 02/01/27)	7,500	9,118,125
5.00%, 02/01/47 (Call 08/01/27)	2,500	3,079,350
5.00%, 02/01/48 (Call 02/01/23)	10,250	11,236,870
5.25%, 02/01/24	2,620	3,059,505
5.25%, 02/01/25	1,370	1,662,618
Series A, 5.00%, 02/01/26	1,700	2,110,380
Series D, 3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,006,360
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,265	1,521,352
5.00%, 02/01/25 (ETM)	1,235	1,487,508
5.00%, 02/01/31 (Call 02/01/26)	2,000	2,441,980
5.00%, 02/01/36 (Call 02/01/30)	4,000	5,286,280
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,566,120

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	$2,035	$2,344,320
5.00%, 06/15/38 (PR 06/15/24)	7,670	9,038,788
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,521,988
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,664,080
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,549,054
Series A, 5.00%, 10/01/25	2,000	2,467,460
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,605	1,969,223
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,500	1,647,930
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,471,800
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	4,214,657
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,250,890
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,267,980
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,138,730
4.00%, 02/15/34 (Call 02/15/25) (PSF)	10,000	11,284,400
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,517,997
5.00%, 02/15/25 (PSF)	1,610	1,939,648
5.00%, 02/15/26 (PSF)	4,775	5,937,092
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,450	1,783,558
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,233,640
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,746,856
Dallas Area Rapid Transit RB
5.00%, 12/01/32 (Call 12/01/29)	6,000	7,977,960
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,741,176
5.00%, 12/01/42 (PR 12/01/22)	3,330	3,682,647
5.25%, 12/01/29 (AMBAC)	1,050	1,443,278
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,592,282
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	7,908,927
Series A, 5.00%, 12/01/48 (Call 12/01/25)	12,500	14,897,250
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	9,123,760
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,140,620
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,089,770
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	544,780
Dallas/Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	4,000	4,785,920
4.00%, 11/01/35 (Call 11/01/30)	1,000	1,190,550
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	299,120
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	6,053,947
Series A, 5.00%, 11/01/27	1,000	1,282,350
Series A, 5.00%, 11/01/30	1,000	1,350,210
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,328,420
Series A, 5.00%, 11/01/42 (PR 11/01/20)	1,000	1,007,960
Series A, 5.00%, 11/01/45 (PR 11/01/20)	33,500	33,766,660
Series A, 5.25%, 11/01/38 (PR 11/01/20)	500	504,185
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,007,960
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	7,375,666
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,606,110
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,090,120
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,114,010
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,129,710
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,392,446
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,015,920
Denton Independent School District GO
4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,743,540

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/48 (Call 08/15/27) (PSF)	$3,500	$4,355,680
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,392,080
Fort Bend Grand Parkway Toll Road Authority RB
4.00%, 03/01/46 (Call 03/01/22)	4,400	4,555,892
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,067,100
Fort Worth Independent School District GO, 5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	4,187,470
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,691,273
Grand Parkway Transportation Corp. RB
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	2,051,840
First Series, 4.00%, 10/01/45 (Call 04/01/30)	9,900	11,607,552
First Series, 4.00%, 10/01/49 (Call 04/01/30)	11,955	13,903,785
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,752,730
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,488,100
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	13,501,420
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	17,049,868
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,739,490
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,273,100
Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,125,380
Series B, 5.00%, 04/01/53 (PR 10/01/23)	6,000	6,866,040
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,400	4,042,872
Series A, 5.00%, 10/01/23	5,000	5,728,950
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	1,520	1,525,882
Series A, 5.00%, 10/01/39 (PR 10/01/20) (GTD)	1,000	1,003,870
Series A, 5.25%, 10/01/21	1,115	1,176,124
Series A, 5.25%, 10/01/21 (ETM)	285	300,079
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,541,640
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,789,060
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	5,051,764
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	521,138
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	541,700
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,490,316
Houston Community College System GOL
4.00%, 02/15/43 (Call 02/15/23)	5,000	5,246,300
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,196,080
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,496,430
5.00%, 02/15/23 (PSF)	3,000	3,350,070
5.00%, 02/15/25 (PSF)	2,670	3,220,607
5.00%, 02/15/26 (PSF)	1,175	1,463,110
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,271,640
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,876,835
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,779,808
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,233,060
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	6,141,200
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	4,223,013
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,475,350
Leander Independent School District GO
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,278,283
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,779,675
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,744,181
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,951,452
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	228,489

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	$4,940	$5,771,698
Series B, 5.00%, 08/15/25	2,535	3,123,171
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,412,443
Lower Colorado River Authority RB
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,689,088
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,223,450
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,605,603
Series A, 5.00%, 05/15/39 (Call 05/15/22)	4,950	5,280,066
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (PR 11/01/21)	1,000	1,055,890
Series A, 5.00%, 11/01/41 (PR 11/01/21)	1,000	1,055,890
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	817,188
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	683,281
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	6,000	6,677,100
North Texas Tollway Authority RB
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,680,450
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,192,070
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,019,220
6.00%, 01/01/43 (PR 01/01/21)	250	254,805
First Series, 0.00%, 01/01/33 (AGC)(a)	3,450	2,681,202
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	2,205,385
Series A, 4.00%, 01/01/36 (Call 01/01/29)	6,300	7,428,519
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	6,024,570
Series A, 4.00%, 01/01/37 (Call 01/01/29)	5,000	5,869,100
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	4,103,133
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	2,297,180
Series A, 5.00%, 01/01/22	5,600	5,948,432
Series A, 5.00%, 01/01/23	5,375	5,948,942
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	553,020
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,500	2,867,340
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,462,635
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,375	5,006,575
Series A, 5.00%, 01/01/27 (Call 01/01/24)	7,465	8,518,759
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,821,495
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	10,116,079
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	8,180,270
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,328,900
Series A, 5.00%, 01/01/34	10,500	14,399,805
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,211,650
Series A, 5.00%, 01/01/35	1,000	1,387,570
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,296,568
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,204,840
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,084,100
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,756,224
Series A, 5.00%, 01/01/38 (Call 01/01/29)	6,820	8,560,191
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,932,375
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	3,065,975
Series A, 5.00%, 01/01/43 (Call 01/01/28)	18,775	22,883,909
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	7,363,554
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,653,258
Series A, 5.50%, 09/01/41 (PR 09/01/21)	10,000	10,528,800
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	911,461
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	881,900
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	552,280
Series B, 5.00%, 01/01/26	1,250	1,517,100
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	165,131

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 01/01/27	$2,500	$3,111,375
Series B, 5.00%, 01/01/28	3,850	4,899,779
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	176,828
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,265,320
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	238,990
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,522,350
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,012,180
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,118,150
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,171,607
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	2,066,435
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	2,048,970
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	685,990
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	742,415
Series D, 0.00%, 01/01/31 (AGC)(a)	965	799,300
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,179,437
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	733,530
Series D, 5.00%, 09/01/29 (PR 09/01/21)	1,055	1,105,535
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,231,283
Series D, 5.00%, 09/01/32 (PR 09/01/21)	6,795	7,120,480
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,445,325
Permanent University Fund-University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	4,030	4,512,552
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,881,008
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	3,158,244
Plano Independent School District GO, Series B, 5.00%, 02/15/21 (PSF)	4,000	4,087,400
Richardson Independent School District GO
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,334,132
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	8,294,240
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,973,475
Series A, 5.00%, 08/01/22 (PSF)	2,000	2,183,700
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	5,321,760
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,901,625
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	7,074,240
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,577,595
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,875,022
San Antonio Water System RB
4.00%, 05/15/50 (Call 05/15/30)	1,000	1,181,610
5.00%, 05/15/27 (Call 05/15/22)	365	394,058
5.00%, 05/15/27 (PR 05/15/22)	635	686,219
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	8,398,723
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	7,691,400
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,237,440
Series C, 5.00%, 05/15/33 (Call 11/15/26)	9,500	11,875,570
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,520,901
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,485,521
San Jacinto College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	4,515,086
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	2,500	2,809,000
4.00%, 10/01/33 (PR 04/01/24)	1,200	1,360,308
5.00%, 10/01/20	3,000	3,011,820
5.00%, 04/01/22	5,360	5,772,881
5.00%, 10/01/22	1,000	1,099,060
5.00%, 10/01/22 (Call 10/01/21)	8,000	8,416,880

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 10/01/24 (Call 04/01/24)	$4,155	$4,854,536
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,943,925
5.00%, 10/01/26 (PR 04/01/24)	1,000	1,169,210
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,338,420
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,766,880
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,338,420
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,940,889
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,169,210
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,617,220
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,539,591
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,279,680
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,232,420
Series A, 5.00%, 10/01/20	1,500	1,505,910
Series A, 5.00%, 10/01/22	4,175	4,588,575
Series A, 5.00%, 10/01/23	10,680	12,237,037
Series A, 5.00%, 10/01/24	4,800	5,720,496
Series A, 5.00%, 10/01/26 (Call 10/01/24)	2,000	2,372,800
Series A, 5.00%, 10/01/26 (Call 10/01/25)	8,300	10,178,871
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,448,240
Series A, 5.00%, 04/01/28 (PR 04/01/22)	2,000	2,151,420
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,923,050
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,570,420
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,214,030
Series A, 5.00%, 10/01/33 (Call 10/01/27)	7,800	9,893,832
Series A, 5.00%, 04/01/36 (PR 04/01/22)	1,500	1,613,565
Series A, 5.00%, 10/01/36 (Call 10/01/25)	30,150	36,185,728
Series A, 5.00%, 04/01/42 (PR 04/01/22)	25,000	26,892,750
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,462,057
Series A, 5.00%, 10/01/44 (PR 10/01/24)	21,270	25,340,440
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	8,638,362
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	7,419,594
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,232,940
State of Texas RB, 4.00%, 08/26/21	10,000	10,373,100
Tarrant Regional Water District RB
5.00%, 03/01/37 (PR 03/01/22)	3,000	3,210,480
5.00%, 03/01/42 (PR 03/01/22)	3,000	3,210,480
Texas Municipal Power Agency RB, 5.00%, 09/01/40 (Call 10/01/20)	6,000	6,019,560
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,025,760
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	8,466,498
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,366,298
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	2,007,075
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	6,005	6,319,302
5.00%, 10/01/25	2,160	2,658,722
5.00%, 10/01/26	2,905	3,670,758
First Series, 5.00%, 10/01/22	2,025	2,225,151
Series A, 5.00%, 10/01/20	1,000	1,003,910
Series A, 5.00%, 10/01/21	6,990	7,355,857
Series A, 5.00%, 04/01/23	11,815	13,250,877
Series A, 5.00%, 04/01/24	7,465	8,713,073
Series A, 5.00%, 10/01/24	6,525	7,761,683
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,150	1,333,782
Series A, 5.00%, 10/01/26	1,000	1,263,600
Texas Water Development Board RB
3.00%, 10/15/33 (Call 10/15/29)	2,000	2,281,000
3.00%, 10/15/34 (Call 10/15/29)	2,000	2,266,480

Security	Par (000)	Value

Texas (continued)
3.00%, 10/15/39 (Call 10/15/29)	$2,585	$2,853,581
4.00%, 10/15/36 (Call 10/15/29)	2,200	2,686,134
4.00%, 10/15/38 (Call 10/15/29)	1,490	1,804,435
4.00%, 10/15/44 (Call 10/15/29)	5,000	5,947,750
4.00%, 10/15/49 (Call 10/15/29)	1,500	1,767,825
4.00%, 10/15/54 (Call 10/15/29)	1,000	1,166,720
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	4,141,069
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,390,540
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,457,890
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,192,330
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,969,875
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,581,130
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	5,039,665
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	5,542,159
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	4,353,359
Series A, 5.00%, 04/15/24	5,500	6,435,715
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,298,410
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,227,780
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,283,160
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	1,077,167
Series A, 5.00%, 10/15/43 (Call 04/15/28)	8,250	10,325,700
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	3,117,200
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,643,890
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	8,254,470
Series B, 5.00%, 04/15/22	3,500	3,773,875
Series B, 5.00%, 10/15/22	2,420	2,665,219
Series B, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,230,630
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	7,608,520
Series B, 5.00%, 10/15/38 (Call 10/15/28)	3,780	4,849,778
Series B, 5.00%, 04/15/49 (Call 10/15/28)	17,450	22,036,732
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,572,240
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,798,592
University of Texas System (The) RB
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,302,460
Series A, 5.00%, 08/15/22	5,315	5,814,185
Series A, 5.00%, 08/15/23	10,000	11,405,300
Series A, 5.00%, 08/15/30	10,000	13,767,100
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,507,924
Series B, 5.00%, 08/15/21	2,445	2,558,106
Series B, 5.00%, 08/15/25	4,480	5,514,477
Series B, 5.00%, 08/15/26	3,175	4,014,343
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,087,720
Series B, 5.00%, 08/15/49	5,000	8,059,550
Series C, 5.00%, 08/15/25	2,500	3,077,275
Series D, 5.00%, 08/15/21	600	627,756
Series D, 5.00%, 08/15/24	2,200	2,614,304
Series E, 5.00%, 08/15/26	8,335	10,538,441
Series F, 5.00%, 08/15/47	2,000	3,178,420
Series I, 5.00%, 08/15/23	5,430	6,193,078
Series J, 5.00%, 08/15/25	1,600	1,969,456
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,540,848

		1,631,855,338

Utah — 0.7%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/21	1,750	1,816,675

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Salt Lake City Corp. Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	$3,645	$4,309,739
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,404,200
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	2,500	2,846,675
5.00%, 07/01/22	3,000	3,264,720
5.00%, 07/01/23	3,500	3,974,110
5.00%, 07/01/24	3,175	3,752,342
5.00%, 07/01/25 (PR 01/01/25)	2,000	2,401,260
5.00%, 07/01/26	7,640	9,652,070
5.00%, 07/01/29 (Call 01/01/29)	4,000	5,380,480
5.00%, 07/01/31 (Call 01/01/29)	10,500	13,926,150
5.00%, 07/01/32 (Call 01/01/29)	2,500	3,293,750
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,197,750
Series A, 4.00%, 07/01/21	1,600	1,650,976
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,081,132
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,902,376
Series B, 5.00%, 07/01/21	2,000	2,080,300
Series B, 5.00%, 07/01/24	3,960	4,680,086
Series B, 5.00%, 07/01/26	1,000	1,263,360
Series B, 5.00%, 07/01/27	2,500	3,251,300
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	2,152,192
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	18,000	20,492,100
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	7,675	8,331,443
Series A, 5.00%, 06/15/24	5,500	6,454,690
Series A, 5.00%, 06/15/25	3,520	4,278,138
Series A, 5.00%, 06/15/26 (Call 06/15/25)	3,440	4,169,968
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	6,733,320

		130,741,302

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,148,570

Virginia — 1.7%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	12,032,516
5.00%, 07/01/46 (Call 07/01/26)	7,000	7,953,610
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,695,405
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,550,470
City of Richmond VA Public Utility RB, Series A, 5.00%, 01/15/43 (PR 01/15/23)	2,000	2,225,800
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,233,810
Series A, 4.00%, 01/15/50 (Call 01/15/30)	2,000	2,367,500
City of Richmond VA RB
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,488,680
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,472,380
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	11,000	12,145,870
Series B, 5.00%, 06/01/22	1,275	1,382,623
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,660,420
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	1,250	1,521,875
County of Arlington VA GO
4.00%, 06/15/34 (Call 06/15/29)	2,085	2,566,322
Series A, 5.00%, 08/01/22 (SAW)	1,075	1,174,384
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	10,000	11,534,200
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,535	8,970,945

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 10/01/22 (SAW)	$2,500	$2,750,425
Series B, 5.00%, 04/01/23 (SAW)	7,315	8,220,158
Series B, 5.00%, 10/01/24 (SAW)	3,550	4,238,771
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	5,760	7,712,640
Hampton Roads Transportation Accountability Commission RB
Series A, 5.00%, 07/01/22	8,000	8,687,360
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	10,026,555
Series A, 5.00%, 07/01/48 (Call 01/01/28)	15,180	18,620,547
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,130,550
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	9,397,120
Series B, 5.00%, 08/01/21	6,230	6,502,449
Series B, 5.00%, 09/01/49 (Call 09/01/29)	3,000	3,871,680
Virginia College Building Authority RB
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	5,474,400
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,373,080
Series A, 5.00%, 02/01/23	1,000	1,115,910
Series C, 5.00%, 02/01/28	500	658,265
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,781,236
Series C, 5.00%, 02/01/30 (Call 02/01/29)	4,775	6,378,922
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,543,811
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,946,761
Series E, 5.00%, 02/01/23	1,500	1,673,865
Series E, 5.00%, 02/01/25	2,500	3,016,400
Series E, 5.00%, 02/01/26	4,250	5,291,420
Series E, 5.00%, 02/01/28	1,000	1,316,530
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	6,521,600
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	2,354,472
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,321,615
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (PR 05/15/21) (SAP)	1,000	1,026,960
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,625,200
4.00%, 05/15/42 (Call 05/15/27)	8,920	10,165,946
5.00%, 03/15/24	5,000	5,835,550
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	516,990
5.00%, 09/15/27	1,000	1,304,670
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,081,550
5.00%, 05/15/33 (PR 05/15/21) (SAP)	2,275	2,352,305
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,101,940
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,171,560
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,818,990
Series A, 5.00%, 05/15/23	750	847,103
Series A, 5.00%, 05/15/26	2,275	2,857,741
Series A, 5.00%, 05/15/27	1,500	1,939,170
Series A, 5.00%, 05/15/30 (Call 11/15/27)	12,035	15,488,443
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,882,061
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/27	3,000	3,903,540
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,145	1,470,821
Series B, 5.00%, 08/01/23	6,820	7,770,367
Series B, 5.00%, 08/01/25	1,910	2,346,893
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	4,167,569
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	6,000	6,554,700
5.00%, 08/01/23 (Call 08/01/22) (SAW)	2,500	2,729,050
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,853,239
5.00%, 08/01/27 (Call 08/01/25)	5,000	6,105,400

		305,821,110

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.8%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/29 (Call 11/01/25)	$3,500	$4,262,965
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,518,938
Series S-1, 5.00%, 11/01/35 (Call 11/01/25)	1,610	1,931,066
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	4,500	5,384,880
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	17,300	20,605,857
Series S-1-GREEN, 5.00%, 11/01/46	3,170	4,936,229
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 09/01/44 (Call 09/01/24)	4,500	4,934,835
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,949,301
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,225,260
Series B, 5.00%, 02/01/25	4,410	5,323,090
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,575,562
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,065,640
Series A, 5.00%, 01/01/38 (Call 07/01/23)	4,400	4,922,896
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,351,160
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,208,480
5.13%, 01/01/41 (PR 01/01/21)	500	508,084
Series A, 0.63%, 01/01/32 (Put 01/01/24)(b)(c)	2,000	2,004,840
Series A, 4.00%, 01/01/52 (Call 01/01/30)	2,000	2,343,780
Series B, 5.00%, 07/01/39 (PR 07/01/23)	3,000	3,403,500
Series B, 5.00%, 01/01/41 (PR 01/01/21)	1,330	1,350,963
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,600,300
Energy Northwest RB
5.00%, 07/01/23	8,000	9,071,440
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,433,300
5.00%, 07/01/28	1,400	1,855,714
5.00%, 07/01/35 (Call 07/01/30)	11,585	15,544,521
5.00%, 07/01/36 (Call 07/01/30)	1,000	1,330,140
5.00%, 07/01/39 (Call 07/01/30)	500	658,275
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,228,940
Series A, 5.00%, 07/01/21	3,790	3,941,524
Series A, 5.00%, 07/01/22	1,500	1,631,775
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	587,786
Series A, 5.00%, 07/01/23	1,000	1,133,930
Series A, 5.00%, 07/01/25	5,000	6,112,750
Series A, 5.00%, 07/01/26	3,000	3,780,210
Series A, 5.00%, 07/01/26 (Call 07/01/21)	1,575	1,634,598
Series A, 5.00%, 07/01/26 (Call 07/01/22)	2,205	2,388,963
Series A, 5.00%, 07/01/27	1,000	1,295,850
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,081,320
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,795,637
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,906,700
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,973,025
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,374,260
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,588,280
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	9,471,378
Series C, 5.00%, 07/01/25	3,000	3,667,650
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,346,080
Series C, 5.00%, 07/01/27	1,000	1,295,850
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,168,050
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	7,205,715
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,368,171
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,279,350
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,824,400

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	$2,000	$2,483,100
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,619,085
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,136,398
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,201,930
Snohomish County School District No. 201 Snohomish GO, Series B, 4.00%, 12/01/28 (Call 12/01/20) (GTD)	5,000	5,047,550
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	1,010	1,098,345
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,690,755
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,654,632
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,581,220
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,987,460
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,163,916
Series A, 5.00%, 08/01/34 (PR 08/01/21)	5,450	5,689,255
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	521,100
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,248,780
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,364,627
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	4,046,182
Series A, 5.00%, 08/01/44 (Call 08/01/30)	1,475	1,919,240
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	3,035,050
Series B, 5.00%, 07/01/22	2,500	2,721,075
Series B, 5.00%, 07/01/23	2,000	2,269,700
Series B, 5.00%, 07/01/24	6,260	7,393,060
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,768,980
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,238,286
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,236,010
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	12,940,725
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,845,135
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,250	1,533,188
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,653,280
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,248,290
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	6,494,250
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,782,573
Series C, 5.00%, 06/01/41 (Call 06/01/21)	22,075	22,828,420
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,239,130
Series D, 5.00%, 07/01/21	4,490	4,670,678
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,067,740
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	9,306,447
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	1,024,209
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	3,107,498
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	2,083,469
Series R, 5.00%, 07/01/25	16,450	20,155,198
Series R-2011-A, 5.00%, 01/01/21	1,000	1,016,020
Series R-2012A, 5.00%, 07/01/22 (Call 07/01/21)	5,000	5,202,050
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,078,012
Series R-2012-C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,087,270
Series R-2012-C, 5.00%, 07/01/26 (Call 07/01/22)	15,500	16,837,805
Series R-2012D, 5.00%, 07/01/25 (Call 07/01/22)	2,000	2,174,540
Series R-2015, 5.00%, 07/01/21	1,625	1,690,390
Series R-2015, 5.00%, 07/01/23	6,300	7,149,555
Series R-2015, 5.00%, 07/01/24	3,000	3,543,000
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,795,170
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	7,716,049
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,754,906
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,189,190
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,680,787
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,393,560

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	$1,500	$1,795,170
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,580,380
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	5,209,921
Series R-2017A, 5.00%, 08/01/22	1,000	1,092,450
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,854,365
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,688,680
Series R-2018C, 5.00%, 08/01/24	1,500	1,777,215
Series R-2018-C, 5.00%, 08/01/26	5,205	6,584,377
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,500	1,931,505
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	8,199,296
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	8,830,990
Series R-2018-D, 5.00%, 08/01/27	2,025	2,628,511
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,706,163
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,801,150
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	6,832,938
Series R-2020C, 5.00%, 07/01/25	4,000	4,900,960
Series R-C, 5.00%, 07/01/21	1,425	1,482,342
Series R-C, 5.00%, 07/01/23	1,285	1,458,282
State of Washington RB
Series C, 5.00%, 09/01/21	4,500	4,716,945
Series C, 5.00%, 09/01/22	1,115	1,217,870
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,000	2,274,220
Series F, 5.00%, 09/01/20	1,000	1,000,000
Series F, 5.00%, 09/01/21	2,900	3,039,809
Series F, 5.00%, 09/01/22	1,215	1,327,096
Series F, 5.00%, 09/01/24 (Call 09/01/22)	4,720	5,157,214
University of Washington RB, Series A, 5.00%, 07/01/41 (Call 07/01/22)	1,000	1,070,850
Washington State Convention Center Public Facilities District RB, 5.00%, 07/01/48 (Call 07/01/28)	7,450	8,301,982
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,360,620

		507,608,779

West Virginia — 0.1%
State of West Virginia GO
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	3,500,585
Series B, 4.00%, 06/01/42 (Call 06/01/28)	1,200	1,357,524
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	3,390,180
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,510,980
West Virginia Parkways Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,500	4,345,740
West Virginia University RB, Series B, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,051,900

		16,156,909

Wisconsin — 0.8%
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,212,500
5.00%, 11/01/28 (Call 05/01/27)	6,450	8,277,543
5.00%, 11/01/31 (Call 05/01/27)	6,530	8,257,316
Series 1, 5.00%, 11/01/20	4,320	4,354,387
Series 1, 5.00%, 05/01/21	8,260	8,525,724
Series 1, 5.00%, 05/01/21 (ETM)	5	5,159
Series 1, 5.00%, 05/01/22	1,050	1,134,410

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 11/01/23	$9,025	$10,387,775
Series 1, 5.00%, 11/01/24	1,000	1,196,290
Series 1, 5.00%, 05/01/30	2,500	3,478,475
Series 2, 5.00%, 11/01/20	3,620	3,648,815
Series 2, 5.00%, 11/01/22	1,500	1,656,165
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,188,652
Series 2, 5.00%, 05/01/24 (Call 05/01/22)	4,190	4,523,315
Series 2, 5.00%, 11/01/24	10,000	11,962,900
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	1,040	1,122,864
Series 2, 5.00%, 11/01/25	1,375	1,702,319
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	7,735	10,020,306
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,491,760
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,395,619
Series 3, 5.00%, 11/01/22	5,175	5,713,769
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	1,000	1,283,340
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,477,821
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	1,013,124
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	7,584,757
Series 4, 5.00%, 05/01/27 (Call 11/01/24)	2,500	2,974,675
Series A, 4.00%, 05/01/31 (PR 05/01/22)	2,500	2,657,725
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,500	1,547,640
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	8,984,726
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,755,900
State of Wisconsin RB, Series A, 5.00%, 05/01/22	3,000	3,241,170
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,088,620
Series 1, 5.00%, 07/01/27	1,000	1,301,300
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,579,160
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,862,320
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,635,757

		143,244,098

Total Municipal Debt Obligations — 97.5% (Cost: $ 16,605,945,623)		17,472,405,093

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	319,966	320,029,876

Total Short-Term Investments — 1.8% (Cost: $319,988,452)		320,029,876

Total Investments in Securities — 99.3% (Cost: $16,925,934,075)		17,792,434,969

Other Assets, Less Liabilities — 0.7%		127,623,072

Net Assets — 100.0%		$17,920,058,041

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® National Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: Muni-Cash	$83,604,530	$236,458,157	(a)	$—	$(60,572)	$27,761	$320,029,876	319,966	$325,365	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$17,472,405,093	$—	$17,472,405,093
Money Market Funds	320,029,876	—	—	320,029,876

	$320,029,876	$17,472,405,093	$—	$17,792,434,969

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) August 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 97.4%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,356,540
Series A, 5.00%, 11/01/20	20	20,159
Series A, 5.00%, 11/01/21	1,115	1,177,864
Series A, 5.00%, 11/01/22	365	402,580
Series A, 5.00%, 11/01/23	200	229,858
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,099,530
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	114,247
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,311,060
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,303,550
City of New York NY GO
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,736,896
Series 1, 5.00%, 08/01/23	250	282,648
Series 2015-A, 5.00%, 08/01/22	500	545,215
Series 2015-A, 5.00%, 08/01/23	400	452,236
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	303,640
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,265,320
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	85	88,579
Series A-1, 5.00%, 08/01/27 (PR 08/01/21)	165	172,275
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	200	208,818
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	545,040
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	602,970
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	597,320
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	992,592
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	402,517
Series B, 5.00%, 08/01/22	845	921,413
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,159,890
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	686,786
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	298,763
Series C, 5.00%, 08/01/22	475	517,954
Series C, 5.00%, 08/01/23	500	565,295
Series C, 5.00%, 08/01/26	1,000	1,236,040
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,604,879
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	604,620
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	804,154
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	290,518
Series C-1, 5.00%, 08/01/27	500	631,610
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	625,970
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,140,330
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	280	293,650
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	220	231,220
Series D-1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,628,009
Series E, 5.00%, 08/01/23	740	836,637
Series E, 5.00%, 08/01/24	470	550,036
Series E, 5.00%, 08/01/26	500	618,020
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	452,320
Series F, 5.00%, 08/01/21	240	250,399
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	265,518
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	387,303
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	583,805
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	551,450
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	601,050
Series F-3, 5.00%, 12/01/25	500	609,540
Series G-1, 5.00%, 04/01/22	500	537,355
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,073,110
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	268,073
Series I, 5.00%, 08/01/21	600	625,998
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,089,000

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 08/01/27 (Call 08/01/22)	$725	$788,358
Series J, 5.00%, 08/01/21	600	625,998
Series J, 5.00%, 08/01/23	1,000	1,130,590
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,293,402
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,166,910
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	607,992
City of Rochester NY GOL, 4.00%, 02/15/21	1,000	1,016,910
City of Yonkers NY GOL
Series A, 5.00%, 09/01/20 (AGM)	1,000	1,000,000
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	354,598
Series C, 5.00%, 10/01/23 (BAM)	335	377,984
County of Albany NY GOL, 5.00%, 04/01/22	1,000	1,075,540
County of Monroe NY GOL, Series B, 5.00%, 06/01/26 (AGM)	250	310,745
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	530,555
Series B, 5.00%, 10/01/24	1,000	1,166,480
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,257,610
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	539,100
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,252,230
Series C, 4.00%, 10/01/20	545	546,586
Series C, 5.00%, 10/01/21	500	524,830
Series C, 5.00%, 10/01/27	975	1,222,777
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,071,100
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,809,660
County of Westchester NY GO, Series B, 5.00%, 07/01/21	290	301,719
County of Westchester NY GOL
Series A, 5.00%, 12/01/20	100	101,206
Series A, 5.00%, 01/01/21	2,450	2,489,420
Series A, 5.00%, 01/01/22	885	942,277
Series A, 5.00%, 12/01/24	1,000	1,201,770
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	896,467
Erie County Fiscal Stability Authority RB
Series A, 5.00%, 05/15/21	670	692,914
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	556,882
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	162,575
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	237,763
Series A, 5.00%, 05/01/21 (SAW)	100	103,231
Series A, 5.00%, 05/01/23 (SAW)	500	560,835
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	853,814
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,238,210
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	489,610
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	20,458
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	393,897
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	630,467
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,162,179
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,318,344
Series A, 5.00%, 02/15/23	375	415,826
Series A, 5.00%, 02/15/26	200	244,688
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	497,964
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	123,093
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	608,130
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,692,096
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,605,259
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	598,850
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	239,004

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/42 (Call 02/15/27)	$200	$237,460
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	767,520
Long Island Power Authority RB
5.00%, 09/01/21	45	47,151
5.00%, 09/01/21 (ETM)	155	162,456
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,740,914
5.00%, 09/01/38 (Call 09/01/28)	250	312,740
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,327,981
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	872,670
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,098,863
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	287,978
Series A, 5.00%, 09/01/37 (Call 09/01/22)	665	714,143
Series A, 5.00%, 09/01/37 (PR 09/01/22)	335	367,106
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,032,240
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,708,166
Series B, 1.65%, 09/01/49 (Put 09/01/24)(a)(b)	600	618,606
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	270,130
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,183,206
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	597,345
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(c)	850	615,315
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	270,973
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	840,700
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	481,395
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	360,918
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	529,005
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,411,183
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	364,532
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,074,940
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	215,790
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	552,915
Series B, 5.00%, 11/15/22	600	628,644
Series B, 5.00%, 11/15/24	500	538,700
Series B, 5.00%, 11/15/25	250	273,893
Series B, 5.00%, 11/15/26	625	694,594
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,000	2,211,660
Series B, 5.00%, 11/15/28	1,005	1,132,404
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	418,756
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,234,030
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,192,450
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	721,041
Series C, 5.00%, 11/15/22	260	272,438
Series C, 5.00%, 11/15/22 (ETM)	150	165,642
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	554,395
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	283,443
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	248,463
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,243,572
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,052,220
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	408,352
Series C-1, 5.00%, 11/15/25	200	219,120
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	376,915
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,331,664
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,123,930
Series C-2, 0.00%, 11/15/27(c)	1,000	802,240
Series C-2, 0.00%, 11/15/29(c)	1,000	738,200
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(a)(b)	150	150,072
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	252,670
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,264,550
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,283,714
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	519,430

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 11/15/30 (Call 11/15/22)	$890	$923,233
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	546,480
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,025,038
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	261,865
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	707,280
Series D-1, 5.00%, 11/01/22	250	261,735
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	950,607
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	105,678
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	92,724
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	579,747
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	259,325
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,740,123
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,111,010
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,670	1,848,105
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/20	100	100,391
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	459,004
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 10/01/20) (FGIC)	270	270,070
5.00%, 03/01/31 (Call 10/01/20) (FGIC)	210	210,055
5.00%, 03/01/36 (Call 10/01/20) (NPFGC)	275	275,083
5.00%, 03/01/46 (Call 10/01/20) (FGIC)	455	455,928
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	367,431
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	435,700
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	489,940
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	661,310
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	587,450
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	577,045
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	428,978
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	635,175
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	635,175
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	609,225
5.00%, 08/01/33 (Call 08/01/24)	1,150	1,331,792
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,198,940
Series A, 5.00%, 11/01/21	500	527,460
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	421,720
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	393,151
Series A-1, 5.00%, 05/01/21	1,000	1,031,350
Series A-1, 5.00%, 08/01/24	500	588,760
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	395,175
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	376,376
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,183,610
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,245,960
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	448,252
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,222,480
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	447,364
Series B, 5.00%, 11/01/20	350	352,751
Series B, 5.00%, 11/01/20 (Call 09/01/20)	125	125,000
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	549,075
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	301,240
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,097,024
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	231,374

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	$500	$608,710
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	583,035
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	242,918
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	1,026,759
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,235,950
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,250,750
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,212,895
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,715,640
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	603,285
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,197,210
Series C, 5.00%, 11/01/24	950	1,128,647
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,507,262
Series C, 5.00%, 11/01/26	115	144,632
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,102,338
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	551,614
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	609,845
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,255,620
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	433,031
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	251,705
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,158,760
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,718,985
Series C-1, 5.00%, 05/01/23	500	561,545
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,222,806
Series D, 5.00%, 11/01/23 (Call 10/01/20)	250	250,983
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	158,069
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	254,835
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	305,535
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	508,910
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	118,675
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	918,450
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	601,985
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,826,295
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,099,415
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	240,992
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	596,470
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,621,676
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	264,130
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,657,725
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,244,220
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,412,935
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,215,850
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	715,392
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	358,241
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,283,540
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	633,485
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	631,570
New York City Water & Sewer System RB
4.00%, 06/15/50 (Call 06/15/30)	1,000	1,167,420
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,080,290
Series AA, 4.00%, 06/15/24	420	479,174
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,683,420
Series AA, 5.00%, 06/15/24	200	235,708
Series AA, 5.00%, 06/15/27	1,000	1,293,470
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	435,826
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	155,652
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	422,408
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	528,250
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	217,534
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	586,670

Security	Par (000)	Value

New York (continued)
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	$460	$504,211
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	763,600
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,341,664
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	634,220
Series CC, 5.00%, 06/15/25	805	983,509
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	987,697
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	175,101
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	412,539
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	373,395
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	289,835
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,143,900
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	637,104
Series DD, 5.00%, 06/15/21	500	518,840
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	555,185
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	318,381
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,165,360
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,356,011
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	566,938
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,981,953
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	574,560
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,825,905
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	583,710
Series DD-1, 5.00%, 06/15/30	500	689,525
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	617,200
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	590,785
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	539,305
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	624,865
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	375,369
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	40	40,550
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	85	86,262
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	522,250
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,344,537
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,348,414
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	25	25,946
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	243,855
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	593,580
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	290,550
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,777,699
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,276,820
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	778,380
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	165,952
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	274,640
Series A, 0.00%, 11/15/48(c)	500	192,440
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	555,265
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,327,658
5.25%, 12/15/43 (Call 12/15/21)	740	775,357
5.75%, 11/15/51 (Call 11/15/21)	90	94,927
New York Local Government Assistance Corp. RB, Series A, 5.00%, 04/01/21	675	693,886
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,081,883
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	725	800,603
Series A, 5.00%, 11/15/38 (Call 11/15/21)	2,910	3,068,158
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,770,255
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,165,950
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	932,000

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB
4.00%, 07/01/46 (Call 07/01/29)	$1,000	$1,142,370
Series 1, 5.50%, 07/01/40 (AMBAC)	400	581,864
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	558,695
Series A, 5.00%, 10/01/20	220	220,858
Series A, 5.00%, 12/15/20	150	152,067
Series A, 5.00%, 03/15/21	825	846,252
Series A, 5.00%, 03/15/24	500	581,460
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	275,893
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	534,305
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,103,090
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	409,248
Series A, 5.00%, 07/01/26	1,125	1,389,276
Series A, 5.00%, 10/01/26	255	323,965
Series A, 5.00%, 10/01/27	500	653,100
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	404,882
Series A, 5.00%, 10/01/28	500	669,005
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	632,471
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,149,218
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	818,961
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	472,992
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	548,775
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,179,060
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	390,840
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,826,655
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	610,055
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	376,749
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,265,540
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	584,435
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,518,700
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,975,140
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	604,740
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,249,670
Series A, 5.00%, 07/01/37 (PR 07/01/22)	760	826,675
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	560,680
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,242,350
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	600,920
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,239,070
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	421,239
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	291,830
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	512,790
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	558,695
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,161,930
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	567,065
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	125,656
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	109,888
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	280,835
Series A, 5.00%, 10/01/47	300	487,434
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	595,495
Series A, 5.00%, 10/01/48	500	819,330
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	619,605
Series A, 5.00%, 10/01/50	310	515,421
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	911,383
Series A-2, 5.00%, 10/01/46	225	362,281
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	869,429
Series B, 5.00%, 10/01/22	125	137,521
Series B, 5.00%, 10/01/24	190	226,607
Series B, 5.00%, 02/15/26	670	828,817
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,176,130
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	941,152

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 03/15/31 (Call 03/15/22)	$1,050	$1,118,418
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	583,545
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,234,050
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	467,623
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	530,990
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	610,180
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	580,240
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	633,460
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,244,666
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,203,640
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	630,605
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	580,685
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	225,498
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	256,098
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	570,245
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,243,060
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	617,835
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	511,185
Series C, 5.50%, 07/01/23 (NPFGC)	200	219,050
Series D, 4.00%, 02/15/47 (Call 02/15/30)	2,000	2,308,700
Series D, 5.00%, 02/15/23	200	223,030
Series D, 5.00%, 02/15/25	1,400	1,682,072
Series D, 5.00%, 02/15/28	1,000	1,296,210
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	248,490
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,115,520
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	316,923
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	264,030
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	462,820
Series E, 5.00%, 02/15/23	500	557,575
Series E, 5.00%, 02/15/24	1,000	1,159,570
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,198,240
Series E, 6.13%, 01/01/31 (Call 10/01/20)	5	5,024
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	438,392
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	875	908,469
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	554,081
Series A, 5.00%, 06/15/22	375	407,359
Series A, 5.00%, 06/15/23	460	521,074
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	694,867
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	692,582
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	353,726
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	251,390
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,209,480
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	644,690
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,024,386
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,539,084
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	585,620
Series B, 5.00%, 05/15/21	1,000	1,034,200
Series B, 5.00%, 06/15/24	250	294,948
Series B, 5.00%, 06/15/25 (Call 06/15/21)	600	622,416
Series B, 5.00%, 06/15/28	500	664,275
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	516,780
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	92,948
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,255,130
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,571,269
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,225,910
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	566,655
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,605,705

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	$200	$204,878
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	633,584
Series A, 5.00%, 03/15/21	250	256,440
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	85,148
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	262,468
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	250,435
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	118,360
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	573,125
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	685,230
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,177,870
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,139,840
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	319,206
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,064,020
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	148,259
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	113,867
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,243,180
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	543,831
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	291,805
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	396,069
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	571,675
Series L, 5.00%, 01/01/21	250	253,768
Series L, 5.00%, 01/01/24	500	569,870
Series L, 5.00%, 01/01/25	200	235,582
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	994,850
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	524,210
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,400,885
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	582,075
5.00%, 03/15/23	750	838,830
5.00%, 03/15/31 (Call 09/15/30)	500	674,745
5.00%, 03/15/41 (Call 09/15/30)	2,000	2,556,360
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,263,800
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,183,080
Series A, 5.00%, 03/15/22	545	585,014
Series A, 5.00%, 03/15/25	350	421,186
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	189,677
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	910,620
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	255,783
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	487,552
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	614,255
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	419,191
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	241,972
Series A-1, 5.00%, 03/15/21	450	461,592
Series A-1, 5.00%, 03/15/22	400	429,368
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	557,985
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	578,765
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	262,970
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	781,179
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	726,742
Series C-1, 5.00%, 03/15/27	285	361,750
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	607,890
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,115,970
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	111,624
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,475,096
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	576,135
5.00%, 12/01/40 (Call 12/01/29)	500	641,415
5.00%, 12/01/43 (Call 12/01/29)	500	636,320

Security	Par (000)	Value

New York (continued)
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	$1,000	$1,055,880
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	433,196
4.00%, 06/15/44 (Call 06/15/24)	250	269,618
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,149,740
5.00%, 07/15/24	125	146,736
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,288,540
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,292,330
5.00%, 07/15/33 (Call 07/15/30)	500	653,380
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,280,740
5.00%, 09/01/34 (Call 09/01/24)	250	285,345
5.00%, 09/01/36 (Call 09/01/24)	400	455,044
Series 116, 5.00%, 01/15/41 (Call 01/15/21)	250	253,205
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	262,468
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	178,272
Series 179, 5.00%, 12/01/21	795	841,269
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,195,860
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	589,450
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	582,985
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,188,780
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	603,330
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	587,805
Series 205, 5.00%, 11/15/25	100	122,445
Series 5, 5.38%, 03/01/28	500	587,790
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	750	853,207
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	500	620,645
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,035	1,040,920
Series A, 5.00%, 10/15/22	475	523,668
Series A, 5.00%, 10/15/23	300	345,492
Series A, 5.00%, 10/15/24	1,750	2,098,897
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,211,311
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,844,945
Series A, 5.00%, 10/15/30 (Call 10/15/24)	800	943,216
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,629,231
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	214,820
Series A, 5.00%, 02/15/22	500	535,100
Series A, 5.00%, 02/15/22 (PR 02/15/21)	100	102,199
Series A, 5.00%, 02/15/23	100	111,773
Series A, 5.00%, 03/01/23	1,000	1,119,830
Series A, 5.00%, 03/01/24	110	128,312
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	414,141
Series C, 5.00%, 04/15/22	1,000	1,078,250
Series E, 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,113,790
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,134,010
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	555,180
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,043,611
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,707
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	580,745
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	624,285
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	161,363
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,994,231
4.00%, 03/15/28 (Call 03/15/24)	250	281,033
5.00%, 03/15/22	100	107,455
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,109,100

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43 (Call 05/15/29)	$665	$822,618
Series A, 0.00%, 11/15/30(c)	445	359,142
Series A, 0.00%, 11/15/32(c)	200	151,550
Series A, 4.00%, 11/15/54 (Call 11/15/30)	325	375,225
Series A, 5.00%, 11/15/22	150	164,495
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	79,801
Series A, 5.00%, 11/15/23	245	279,057
Series A, 5.00%, 11/15/24	1,355	1,597,057
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	322,048
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	553,130
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	372,407
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	291,688
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	609,105
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,611,129
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	453,624
Series B, 0.00%, 11/15/32(c)	700	532,987
Series B, 4.00%, 11/15/21	200	208,408
Series B, 5.00%, 11/15/20	1,765	1,781,132
Series B, 5.00%, 11/15/21	520	548,085
Series B, 5.00%, 11/15/22	500	548,895
Series B, 5.00%, 11/15/24	250	294,660
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	712,809
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	777,784
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	453,470
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,240,000
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	396,139
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,040,990
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	301,927
Series B, 5.50%, 01/01/30 (PR 01/01/22)	880	938,784
Series C-1, 5.00%, 11/15/25	500	607,075
Series C-1, 5.00%, 11/15/26	1,000	1,244,590
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	158,249
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	776,748
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,216,890

Security	Par/ Shares (000)	Value

New York (continued)
5.00%, 12/15/35 (Call 12/15/25)	$600	$725,976
5.00%, 12/15/36 (Call 12/15/25)	150	181,064
5.00%, 12/15/37 (Call 12/15/25)	750	903,600
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,504,116
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,875,630
5.00%, 12/15/41 (Call 12/15/27)	255	318,049
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	459,191
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	511,974
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	622,704
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	721,266
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,433,412
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	858,990
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,136,540
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,124,619

		457,034,177

Total Municipal Debt Obligations — 97.4% (Cost: $437,818,117)		457,034,177

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(d)(e)	9,253	9,253,861

Total Short-Term Investments — 2.0% (Cost: $9,253,076)		9,253,861

Total Investments in Securities — 99.4% (Cost: $447,071,193)		466,288,038

Other Assets, Less Liabilities — 0.6%		3,027,684

Net Assets — 100.0%		$469,315,722

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$2,459,588	$6,793,134	(a)	$—	$354	$785	$9,253,861	9,253	$15,914	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® New York Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$457,034,177	$—	$457,034,177
Money Market Funds	9,253,861	—	—	9,253,861

	$9,253,861	$457,034,177	$—	$466,288,038

See notes to financial statements.

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$500	$500,000
5.00%, 09/01/23 (PR 09/01/22)	2,500	2,738,550
5.00%, 09/01/26 (PR 09/01/22)	15	16,431
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/21	1,540	1,564,147
Series B, 5.00%, 01/01/22	5,840	6,208,212
Series B, 5.00%, 01/01/24	8,340	9,627,779
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,650	7,925,783

		28,580,902

Arizona — 2.6%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	165	194,449
5.00%, 07/01/25 (PR 07/01/22)	5,000	5,438,300
Series A, 5.00%, 07/01/21	5,760	5,989,306
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,535	1,596,369
Series A, 5.00%, 07/01/24 (PR 07/01/21)	5,375	5,589,893
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/20	505	505,000
Series A, 5.00%, 09/01/21	2,640	2,762,100
Arizona Transportation Board RB
5.00%, 07/01/21	1,840	1,913,250
5.00%, 07/01/22	8,705	9,473,129
5.00%, 07/01/23	750	850,448
5.00%, 07/01/24	3,055	3,600,256
Series A, 5.00%, 07/01/24	3,810	4,490,009
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,727,360
City of Phoenix AZ GO
4.00%, 07/01/22	435	465,520
4.00%, 07/01/23	9,100	10,075,884
4.00%, 07/01/24	305	348,206
City of Phoenix Civic Improvement Corp. RB
Series B, 5.00%, 07/01/21	160	166,424
Series B, 5.00%, 07/01/22	650	707,356
Series B, 5.00%, 07/01/24	100	117,974
County of Maricopa AZ COP, 5.00%, 07/01/22	250	271,578
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	545	592,987
Maricopa County Community College District GO
5.00%, 07/01/21	4,000	4,160,960
5.00%, 07/01/23	2,530	2,861,152
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	1,000	1,064,440
5.00%, 01/01/23	2,200	2,446,356
5.00%, 01/01/24	2,610	3,024,311
Series A, 5.00%, 01/01/21	3,500	3,556,070
Series A, 5.00%, 01/01/22	3,955	4,209,860
Series A, 5.00%, 01/01/23	905	1,006,342
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,898,065
State of Arizona COP
Series A, 5.00%, 10/01/20	2,500	2,509,650
Series A, 5.00%, 10/01/21	2,330	2,450,391

		93,063,395

Arkansas — 0.3%
State of Arkansas GO, 5.00%, 06/15/21	9,500	9,861,855

Security	Par (000)	Value

California — 13.4%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	$4,150	$688,900
Bay Area Toll Authority RB
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,530,255
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,630	1,753,130
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	9,330	10,901,452
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	7,000	7,027,300
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,745	10,953,770
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	7,880	9,478,537
Series U-5, 5.00%, 05/01/21	1,625	1,677,601
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	789,510
5.00%, 10/01/22	810	891,316
5.00%, 10/01/23	970	1,113,356
5.00%, 10/01/24	655	783,858
California State Public Works Board RB
5.00%, 04/01/25 (Call 04/01/22)	30	32,238
Series A, 5.00%, 04/01/22	340	365,741
Series A, 5.00%, 04/01/24 (Call 04/01/22)	505	543,092
Series A, 5.00%, 09/01/24	140	166,097
Series B, 5.00%, 10/01/22	10	10,986
Series B, 5.00%, 10/01/24	60	71,399
Series E, 5.00%, 09/01/20	1,000	1,000,000
Series E, 5.00%, 09/01/21	2,375	2,489,000
Series F, 5.00%, 05/01/21	1,475	1,522,141
Series F, 5.00%, 05/01/22	1,060	1,144,471
Series F, 5.00%, 05/01/24	305	357,265
Series G, 5.00%, 01/01/21	1,655	1,681,348
California State University RB
Series A, 5.00%, 11/01/21	1,770	1,871,279
Series A, 5.00%, 11/01/42 (PR 11/01/21)	50	52,789
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	2,150	2,198,783
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	6,900	7,520,310
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	5,000	5,916,500
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/21	450	467,249
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	2,625	2,660,779
Series C, 4.00%, 07/15/21	425	438,264
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	540,000
City of Los Angeles CA RB, 4.00%, 06/24/21	5,600	5,773,432
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/24 (Call 06/01/22)	260	281,952
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,000	2,334,140
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,606,815
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	6,000	6,190,140
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	655	772,127
Series B, 5.00%, 06/01/21	1,300	1,347,372
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,510	2,621,143
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	16,384
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	875	956,603

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/23	$25	$28,515
Series A, 5.00%, 08/01/24	325	386,181
Series B-1, 5.00%, 08/01/21	2,050	2,141,533
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/24	1,605	1,890,690
Series A, 5.00%, 07/01/21	3,040	3,163,363
Los Angeles Department of Water & Power Power System Revenue RB, Series A, 5.00%, 07/01/24 (Call 01/01/23)	250	277,748
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	6,925	8,499,745
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,316,157
Series A, 5.00%, 07/01/21	2,130	2,216,435
Series B, 5.00%, 01/01/22 (Call 12/01/21)	635	673,691
Series B, 5.00%, 07/01/23	2,500	2,837,875
Series B, 5.00%, 07/01/24	1,000	1,181,840
Los Angeles Department of Water RB, Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,510	1,643,831
Los Angeles Unified School District/CA GO
Series 2008-A, 5.00%, 07/01/25 (Call 07/01/21)	1,200	1,247,364
Series A, 5.00%, 07/01/21	4,755	4,946,341
Series A, 5.00%, 07/01/22	3,475	3,780,279
Series A, 5.00%, 07/01/23	14,320	16,242,317
Series A, 5.00%, 07/01/24	16,575	19,547,229
Series A, 5.00%, 07/01/25	1,935	2,364,589
Series A-2, 5.00%, 07/01/21	2,900	3,016,696
Series B, 5.00%, 07/01/21	560	582,534
Series B, 5.00%, 07/01/24	85	100,242
Series B-1, 5.00%, 07/01/23	500	567,120
Series C, 5.00%, 07/01/21	570	592,937
Series C, 5.00%, 07/01/24	585	689,902
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/22	55	59,832
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,087,850
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,025	3,444,204
Sacramento Municipal Utility District RB, Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	2,820	3,145,851
San Diego Association of Governments RB, 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,706,460
San Diego Community College District GO
5.00%, 08/01/28 (PR 08/01/22)	450	491,513
5.00%, 08/01/43 (PR 08/01/23)	3,000	3,419,100
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	8,000	8,176,800
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 05/15/21	7,000	7,238,350
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	989,450
Series A, 5.00%, 07/01/21	2,200	2,288,528
Series D-2, 5.00%, 07/01/22	3,065	3,335,456
Series K-2, 4.00%, 07/01/21	2,010	2,074,199
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	1,000	1,030,460
Series D, 5.00%, 05/01/24	1,000	1,161,020

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	$1,000	$1,033,760
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,500	1,709,550
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,080	2,231,986
Southern California Public Power Authority RB
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,001,870
Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,120	5,930,906
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	1,645	1,698,364
Series O, 5.00%, 05/01/21	9,065	9,359,069
Series O, 5.00%, 05/01/22	2,915	3,151,377
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/22	25	27,683
Series AS, 5.00%, 12/01/23	290	334,811
Series AS, 5.00%, 12/01/24	475	570,394
Series AX, 5.00%, 12/01/21	950	1,007,884
Series AX, 5.00%, 12/01/22	450	498,299
Series BB, 5.00%, 12/01/22	5,090	5,636,310
Series BB, 5.00%, 12/01/24	5,000	6,004,150
State of California GO
3.00%, 03/01/25	7,000	7,852,390
4.00%, 10/01/21	340	354,015
4.00%, 05/01/23	950	1,046,045
4.00%, 10/01/23	25	27,911
4.00%, 10/01/24	1,055	1,215,930
4.00%, 04/01/25	3,890	4,548,110
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	2,430	2,494,832
5.00%, 09/01/20	2,135	2,135,000
5.00%, 10/01/20	3,185	3,197,390
5.00%, 11/01/20	885	892,000
5.00%, 02/01/21	1,370	1,397,304
5.00%, 03/01/21 (Call 10/01/20)	775	778,007
5.00%, 04/01/21	2,000	2,055,900
5.00%, 08/01/21	2,455	2,562,996
5.00%, 09/01/21	15,305	16,039,640
5.00%, 10/01/21	3,315	3,487,413
5.00%, 11/01/21	1,420	1,499,534
5.00%, 02/01/22	3,745	3,999,211
5.00%, 03/01/22	1,000	1,071,880
5.00%, 04/01/22	3,050	3,281,403
5.00%, 05/01/22	2,520	2,712,024
5.00%, 08/01/22	6,135	6,698,500
5.00%, 09/01/22	2,225	2,439,646
5.00%, 10/01/22	1,870	2,057,318
5.00%, 11/01/22	2,620	2,892,768
5.00%, 02/01/23	415	463,103
5.00%, 02/01/23 (Call 02/01/22)	1,490	1,590,590
5.00%, 04/01/23	5,390	6,056,959
5.00%, 08/01/23	6,785	7,730,490
5.00%, 09/01/23	5,715	6,533,616
5.00%, 09/01/23 (Call 09/01/22)	1,555	1,702,974
5.00%, 10/01/23	2,410	2,764,559
5.00%, 11/01/23	1,640	1,887,640
5.00%, 11/01/23 (Call 11/01/20)	3,315	3,341,321
5.00%, 12/01/23	100	115,488
5.00%, 03/01/24	3,910	4,560,898

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/24	$15,445	$18,075,592
5.00%, 09/01/24 (Call 09/01/22)	2,300	2,517,902
5.00%, 10/01/24	435	519,007
5.00%, 11/01/24	3,570	4,272,397
5.00%, 11/01/24 (Call 11/01/23)	515	591,709
5.00%, 12/01/24 (Call 12/01/23)	1,380	1,590,809
5.00%, 03/01/25	390	472,333
5.00%, 04/01/25	20,650	25,082,729
5.00%, 10/01/25	8,310	10,266,423
5.25%, 09/01/22	780	859,139
5.25%, 02/01/23	1,775	1,991,408
5.25%, 09/01/24 (Call 09/01/21)	835	876,641
Series A, 5.00%, 10/01/21	300	315,603
Series A, 5.00%, 08/01/23	615	700,700
Series A, 5.00%, 10/01/24	635	757,631
Series B, 5.00%, 09/01/20	1,830	1,830,000
Series B, 5.00%, 08/01/21	5,090	5,313,909
Series B, 5.00%, 09/01/21	5,025	5,266,200
Series B, 5.00%, 08/01/22	5,090	5,557,516
Series B, 5.00%, 09/01/22	3,000	3,289,410
Series B, 5.00%, 09/01/23	35	40,013
Series B, 5.00%, 08/01/24	2,470	2,928,605
Series B, 5.00%, 09/01/24	4,400	5,233,756
University of California RB
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	6,155	6,928,745
Series AO, 5.00%, 05/15/21	360	372,362
Series AO, 5.00%, 05/15/23	555	627,339
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	900	902,313
Series E, 5.00%, 05/15/21 (Call 10/01/20)	1,635	1,641,442
Series I, 5.00%, 05/15/21	3,025	3,128,878

		485,754,780

Colorado — 0.4%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,237,940
City & County of Denver CO Airport System Revenue RB, Series D, 5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,640,430
City & County of Denver Co. GO, Series C, 5.00%, 08/01/22	1,000	1,092,450
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	935	1,034,017
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,533,027
State of Colorado RB, 4.00%, 06/25/21	5,000	5,154,950
University of Colorado RB
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	455,146
Series C, 2.00%, 06/01/54 (Put 10/15/24)(b)(c)	2,500	2,648,050

		15,796,010

Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, 1.10%, 07/01/48 (Put 02/07/23)(b)(c)	7,300	7,452,789
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,848,580
Series A-2, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,050	1,141,770
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,901,170
State of Connecticut GO
Series A, 3.00%, 01/15/21	1,300	1,313,195
Series A, 5.00%, 10/15/21	1,445	1,521,672
Series A, 5.00%, 03/15/22	5,430	5,824,327
Series A, 5.00%, 04/15/22	640	688,992

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 01/15/23	$245	$272,080
Series A, 5.00%, 03/15/23	250	279,533
Series A, 5.00%, 04/15/23	1,620	1,817,510
Series A, 5.00%, 10/15/23	790	904,195
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,000	5,696,500
Series A, 5.00%, 04/15/25	275	329,857
Series B, 3.00%, 01/15/21	415	419,212
Series B, 3.00%, 04/15/22	25	26,106
Series B, 5.00%, 05/15/21	3,185	3,291,156
Series B, 5.00%, 01/15/22	1,600	1,703,824
Series B, 5.00%, 02/15/22	5,000	5,343,450
Series B, 5.00%, 05/15/22 (Call 05/15/21)	2,500	2,583,150
Series B, 5.00%, 04/15/23	5,065	5,682,525
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,075,500
Series B, 5.00%, 01/15/24	2,460	2,832,493
Series B, 5.00%, 05/15/24	2,935	3,421,828
Series B, 5.00%, 05/15/25	1,930	2,322,195
Series C, 5.00%, 06/01/22	570	617,065
Series C, 5.00%, 06/15/22	485	525,939
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,030	2,195,161
Series C, 5.00%, 06/15/23	525	592,982
Series D, 5.00%, 10/01/22 (Call 10/01/20)	1,000	1,003,780
Series D, 5.00%, 04/15/24	330	383,546
Series E, 5.00%, 09/15/21	1,000	1,049,120
Series E, 5.00%, 10/15/21	550	579,183
Series E, 5.00%, 10/15/22	3,025	3,326,078
Series E, 5.00%, 10/15/23	1,580	1,808,389
Series F, 5.00%, 09/15/20	750	751,290
Series F, 5.00%, 11/15/20	1,300	1,312,532
Series F, 5.00%, 09/15/21	760	797,331
Series G, 5.00%, 11/01/21	1,095	1,155,411
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 09/01/21	2,640	2,764,820
Series A, 5.00%, 01/01/22	565	600,623
Series A, 5.00%, 08/01/22	1,710	1,864,635
Series A, 5.00%, 09/01/23	115	130,878
Series A, 5.00%, 10/01/23	1,680	1,918,224
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,375	1,522,496
Series A, 5.00%, 09/01/24	1,545	1,826,916
Series A, 5.00%, 10/01/24 (Call 10/01/23)	550	627,264
Series A, 5.00%, 09/01/25	1,005	1,224,984
Series B, 5.00%, 10/01/22	925	1,015,410

		91,287,666

Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/22	5,455	5,939,513
State of Delaware GO
Series A, 5.00%, 08/01/22	1,475	1,611,069
Series B, 5.00%, 07/01/23	490	556,522

		8,107,104

District of Columbia — 1.0%
District of Columbia GO
Series A, 5.00%, 06/01/21	675	699,435
Series A, 5.00%, 06/01/22	2,660	2,884,530
Series A, 5.00%, 06/01/23	100	113,126
Series B, 5.00%, 06/01/22	2,065	2,239,307
Series B, 5.00%, 06/01/23	2,310	2,613,211
District of Columbia RB
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,005	3,327,527
Series A, 5.00%, 12/01/24 (Call 12/01/22)	75	82,978

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series B, 5.00%, 10/01/21	$3,500	$3,683,190
Series B, 5.00%, 10/01/23	1,780	2,041,286
Series B, 5.00%, 10/01/24	1,500	1,789,680
Series C, 5.00%, 10/01/21	1,465	1,541,678
Series C, 5.00%, 10/01/24	10,800	12,885,696
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/48 (PR 10/01/23)	2,745	3,145,770

		37,047,414

Florida — 2.0%
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.50%, 10/01/41 (PR 10/01/20)	5,000	5,021,550
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,000	2,199,000
5.00%, 10/01/23	400	458,448
5.00%, 10/01/24	1,920	2,288,198
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,900	1,990,953
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/21	1,695	1,763,054
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/23	1,250	1,418,175
State of Florida GO
Series A, 5.00%, 06/01/21	8,545	8,855,696
Series A, 5.00%, 06/01/22	6,075	6,590,039
Series A, 5.00%, 06/01/23	18,655	21,103,655
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,035	1,121,619
Series C, 5.00%, 06/01/22	5,000	5,423,900
Series D, 5.00%, 06/01/22	1,220	1,323,432
Series D, 5.00%, 06/01/24 (Call 06/01/21)	1,270	1,315,682
Series D, 5.00%, 06/01/25 (Call 06/01/21)	6,375	6,603,863
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	2,510	2,611,002
Series A, 5.00%, 07/01/22 (Call 07/01/21)	400	416,096
Series A, 5.00%, 07/01/24	1,445	1,702,904

		72,207,266

Georgia — 3.0%
City of Atlanta GA Airport Passenger Facility Charge RB
Series F, 5.00%, 07/01/21	1,000	1,039,210
Series F, 5.00%, 07/01/23	665	748,624
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 01/01/21	2,590	2,630,430
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD)	2,380	2,437,596
Series B, 5.00%, 06/01/21	750	777,330
Gwinnett County School District GO
5.00%, 08/01/21 (SAW)	7,000	7,309,960
5.00%, 02/01/22	1,910	2,040,510
5.00%, 08/01/22 (SAW)	2,275	2,485,324
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/25	1,500	1,758,105
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 01/01/21	1,000	1,014,970
State of Georgia GO
Series A, 5.00%, 07/01/21	10,000	10,403,300
Series A, 5.00%, 07/01/22	7,615	8,289,841
Series A, 5.00%, 07/01/23	5,105	5,798,055
Series A, 5.00%, 07/01/25	4,725	5,789,259
Series A1, 5.00%, 02/01/25	100	120,754

Security	Par (000)	Value

Georgia (continued)
Series A-1, 5.00%, 02/01/22	$250	$267,118
Series A-1, 5.00%, 02/01/23	4,055	4,526,029
Series A-1, 5.00%, 02/01/24	3,845	4,471,658
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	275	319,404
Series C, 4.00%, 09/01/21	120	124,614
Series C, 4.00%, 09/01/22	200	215,350
Series C, 4.00%, 10/01/22	1,000	1,079,630
Series C, 4.00%, 10/01/23 (Call 10/01/22)	440	474,747
Series C, 5.00%, 10/01/20	6,450	6,475,219
Series C, 5.00%, 07/01/21	3,735	3,885,633
Series C, 5.00%, 07/01/25 (PR 07/01/21)	3,725	3,873,925
Series C-1, 5.00%, 07/01/24	1,525	1,802,947
Series E, 5.00%, 12/01/22	3,430	3,801,435
Series E, 5.00%, 12/01/23	565	652,705
Series E, 5.00%, 12/01/25	6,160	7,649,488
Series E-2, 5.00%, 09/01/20	2,500	2,500,000
Series F, 5.00%, 01/01/23	3,345	3,720,409
Series F, 5.00%, 01/01/25	6,795	8,180,840
Series I, 5.00%, 07/01/21	1,000	1,040,330

		107,704,749

Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,731,060
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,042,060
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,150	5,015,731
State of Hawaii GO
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,313,296
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	275,493
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,118,920
Series EF, 5.00%, 11/01/20	240	241,894
Series EF, 5.00%, 11/01/21	545	575,460
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	1,250	1,378,412
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	3,000	3,305,430
Series EH, 5.00%, 08/01/21 (ETM)	675	704,315
Series EH-2017, 5.00%, 08/01/21	315	328,829
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,434
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,500	2,951,300
Series EP, 5.00%, 08/01/22	3,270	3,569,663
Series EY, 5.00%, 10/01/23	2,000	2,288,920
Series EY, 5.00%, 10/01/24	3,500	4,160,205
Series FB, 5.00%, 04/01/23	9,205	10,323,684
Series FH, 5.00%, 10/01/23	110	125,891
Series FH, 5.00%, 10/01/24	750	891,473
Series FT, 5.00%, 01/01/24	1,855	2,142,766

		55,495,236

Illinois — 3.2%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,331,688
Series 2015-B, 5.00%, 01/01/21	2,550	2,586,287
Series B, 5.00%, 01/01/23	500	549,330
Series B, 6.00%, 01/01/41 (PR 01/01/21)	4,800	4,892,256
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,041,680
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	5,415	6,434,374
Series A, 5.00%, 12/01/20	3,430	3,468,313
Series A, 5.00%, 12/01/21	4,795	5,064,143
Series A, 5.00%, 12/01/22	1,000	1,100,190

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 01/01/25	$3,000	$3,564,750
Series D, 5.00%, 01/01/21	600	608,940
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	515	591,210
State of Illinois GO
4.88%, 05/01/21	1,500	1,532,580
5.00%, 02/01/21	1,500	1,521,555
5.00%, 07/01/21	1,000	1,028,170
5.00%, 02/01/22	3,675	3,850,003
5.00%, 02/01/23	650	694,447
5.00%, 08/01/23	325	350,542
5.00%, 02/01/24	1,120	1,216,544
5.00%, 08/01/24 (Call 08/01/22)	1,450	1,525,792
5.00%, 02/01/25	2,000	2,212,940
5.50%, 05/01/24	2,745	3,048,185
5.50%, 05/01/25	2,850	3,236,260
Series A, 5.00%, 12/01/20	1,000	1,008,850
Series A, 5.00%, 10/01/21	1,955	2,026,533
Series A, 5.00%, 12/01/21	1,000	1,042,180
Series A, 5.00%, 12/01/22	1,500	1,601,430
Series A, 5.00%, 10/01/23	7,100	7,676,946
Series A, 5.00%, 12/01/23	1,400	1,516,634
Series A, 5.00%, 11/01/24	4,750	5,234,167
Series A, 5.25%, 05/01/23	1,000	1,080,350
Series B, 5.00%, 10/01/21	1,800	1,865,862
Series B, 5.00%, 10/01/22	1,600	1,703,728
Series D, 5.00%, 11/01/20	3,900	3,922,464
Series D, 5.00%, 11/01/21	7,400	7,673,948
Series D, 5.00%, 11/01/22	12,600	13,269,942
Series D, 5.00%, 11/01/23	4,725	5,068,602
Series D, 5.00%, 11/01/24	1,755	1,915,074

		115,056,889

Indiana — 0.2%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/23	3,350	3,737,427
Series B, 5.00%, 02/01/24	4,000	4,641,520
Series C, 5.00%, 12/01/21	175	185,549
Series C, 5.00%, 12/01/23	100	115,347

		8,679,843

Kansas — 0.3%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,855	3,120,801
Series A, 5.00%, 09/01/23	1,080	1,227,733
Series B, 5.00%, 09/01/20	1,520	1,520,000
Series B, 5.00%, 09/01/21	1,100	1,152,690
Series B, 5.00%, 09/01/22	3,410	3,727,471
Series C, 5.00%, 09/01/20	1,725	1,725,000

		12,473,695

Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 5.00%, 05/01/22	5,800	6,249,036
State of Louisiana GO
Series C, 5.00%, 07/15/22	6,925	7,547,627
Series C, 5.00%, 07/15/24 (Call 07/15/22)	600	653,352

		14,450,015

Maryland — 4.7%
County of Baltimore MD GO, 5.00%, 08/01/22	1,500	1,638,675
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,588,650

Security	Par (000)	Value

Maryland (continued)
County of Montgomery MD GO
Series A, 5.00%, 11/01/20	$955	$962,602
Series A, 5.00%, 07/01/21	2,190	2,278,126
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,100	1,144,165
Series B, 5.00%, 11/01/21	500	528,190
Series B, 5.00%, 11/01/23	505	581,255
Series C, 5.00%, 10/01/21	500	526,170
Series C, 5.00%, 10/01/22	5,170	5,687,879
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,152,600
5.00%, 09/01/21	875	917,088
5.00%, 10/01/21	2,025	2,130,543
5.00%, 09/01/22	2,000	2,192,520
5.00%, 10/01/22	4,960	5,455,752
5.00%, 02/15/23	1,215	1,357,410
5.00%, 10/01/23	2,785	3,192,891
5.00%, 10/01/24	1,420	1,692,952
5.00%, 11/01/24	1,500	1,793,745
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	540	614,974
First Series, 5.00%, 06/01/21	6,855	7,103,699
First Series, 5.00%, 06/01/22	985	1,068,331
First Series, 5.00%, 06/01/23	335	379,073
First Series A, 5.00%, 03/01/21	3,955	4,050,513
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,020	4,308,314
First Series B, 4.50%, 08/01/21	1,095	1,138,592
Second Series, 5.00%, 08/01/25	2,745	3,375,911
Second Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,701,557
Series A, 5.00%, 03/01/22	1,920	2,059,219
Series A, 5.00%, 03/01/22 (PR 03/01/21)	75	76,804
Series A, 5.00%, 03/15/22	2,550	2,739,695
Series A, 5.00%, 03/01/23	5,450	6,103,073
Series A, 5.00%, 03/15/23	6,875	7,711,412
Series A, 5.00%, 08/01/23	10,000	11,393,500
Series A, 5.00%, 03/15/24	1,425	1,664,771
Series A, 5.00%, 08/01/24	7,660	9,082,232
Series A, 5.00%, 03/15/25	9,000	10,914,840
Series A, 5.00%, 08/01/25	6,500	7,993,960
Series B, 4.00%, 08/01/23	3,945	4,380,173
Series B, 5.00%, 08/01/21	3,055	3,190,550
Series B, 5.00%, 08/01/22	2,910	3,180,222
Series B, 5.00%, 08/01/24	12,005	14,233,968
Series B, 5.00%, 08/01/25	5,175	6,364,422
Series C, 5.00%, 08/01/22	3,670	4,010,796
Series C, 5.00%, 08/01/23	5,930	6,756,346
Series C, 5.00%, 08/01/24	1,500	1,778,505

		169,196,665

Massachusetts — 5.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,040	3,442,648
Commonwealth of Massachusetts GO
Series A, 5.00%, 01/01/24	7,250	8,393,035
Series C, 5.50%, 12/01/23 (AMBAC)	200	233,996
Commonwealth of Massachusetts GOL
Series A, 5.00%, 03/01/22	1,160	1,243,926
Series A, 5.00%, 03/01/23	3,380	3,782,321
Series A, 5.00%, 03/01/25	6,715	8,122,531
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,500	1,542,105
Series A, 5.00%, 04/01/26 (PR 04/01/21)	1,895	1,948,193

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 04/01/28 (PR 04/01/21)	$3,035	$3,120,192
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,140,350
Series A, 5.25%, 08/01/21	1,010	1,057,026
Series B, 5.00%, 08/01/21	1,000	1,044,280
Series B, 5.00%, 07/01/22	4,300	4,681,066
Series B, 5.00%, 08/01/22	765	835,724
Series B, 5.00%, 07/01/23	2,055	2,331,480
Series B, 5.00%, 07/01/24	4,915	5,802,551
Series B, 5.00%, 07/01/25	2,500	3,059,050
Series B, 5.25%, 08/01/21	2,190	2,291,966
Series B, 5.25%, 08/01/21 (AGM)	1,090	1,140,750
Series B, 5.25%, 09/01/21 (AGM)	255	267,954
Series B, 5.25%, 08/01/22	1,320	1,448,344
Series B, 5.25%, 09/01/22 (AGM)	4,200	4,623,444
Series B, 5.25%, 08/01/23	330	378,068
Series B, 5.25%, 09/01/23 (AGM)	225	258,689
Series B, 5.25%, 09/01/24 (AGM)	8,775	10,513,327
Series C, 5.00%, 10/01/21	2,000	2,104,680
Series C, 5.00%, 04/01/22	2,240	2,411,069
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,440	1,565,438
Series C, 5.00%, 08/01/24	650	769,847
Series C, 5.00%, 10/01/25	1,860	2,294,738
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,592,239
Series D, 5.00%, 08/01/33 (PR 08/01/21)	105	109,610
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,538,010
Series E, 5.00%, 11/01/23	4,450	5,117,366
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,116,470
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,371,603
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,254,747
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/43 (PR 06/01/21)	2,500	2,590,125
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/22	3,600	3,915,576
Series A, 5.00%, 07/01/23	4,450	5,045,988
Series A, 5.00%, 07/01/24	4,490	5,297,033
Series A, 5.25%, 07/01/21	515	536,702
Series C, 5.25%, 07/01/21	2,020	2,105,123
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	9,915	10,829,659
Series 2014, 5.00%, 08/01/21	4,180	4,365,090
Series 2017, 5.00%, 08/01/21	20	20,880
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,045	1,089,392
Series A, 5.00%, 10/15/25	5,250	6,511,890
Series B-1, 5.00%, 10/15/20	1,510	1,518,818
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	9,805	10,257,599
Series A, 5.00%, 08/15/21 (ETM)	1,170	1,222,966
Series A, 5.00%, 08/15/22	1,545	1,688,500
Series A, 5.00%, 08/15/22 (ETM)	90	98,304
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,295	2,507,632
Series A, 5.00%, 08/15/24 (Call 08/15/22)	4,130	4,507,523
Series A, 5.00%, 08/15/24 (PR 08/15/22)	880	961,198
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,945	4,313,068
Series A, 5.00%, 05/15/38 (PR 05/15/23)	3,920	4,424,661
Series B, 5.00%, 10/15/23 (PR 10/15/21)	550	579,568
Series B, 5.00%, 10/15/41 (PR 10/15/21)	3,750	3,951,600
Series B, 5.25%, 10/15/35 (PR 10/15/21)	2,200	2,324,410
Series C, 5.00%, 08/15/24	450	533,376

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	$3,500	$3,859,905
Massachusetts Water Resources Authority RB
Series C, 5.00%, 08/01/24 (PR 08/01/21)	1,040	1,085,656
Series C, 5.25%, 08/01/42 (PR 08/01/21)	1,530	1,600,655
Series J, 5.50%, 08/01/21 (AGM)	2,230	2,338,713

		208,030,443

Michigan — 1.1%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	14,000	15,291,220
Michigan Finance Authority RB
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	10,000	10,867,000
Series C-3, 5.00%, 07/01/21 (AGM)	1,500	1,559,205
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,893,988
Michigan State Building Authority RB, Series I, 5.00%, 04/15/21	2,880	2,965,910
State of Michigan GO
Series A, 5.00%, 12/01/21	500	530,205
Series A, 5.00%, 12/01/22	1,000	1,107,570
State of Michigan RB
5.00%, 03/15/21	100	102,406
5.00%, 03/15/22	1,005	1,073,953
5.00%, 03/15/24	1,110	1,283,571
5.00%, 03/15/25	160	191,561
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,370	1,514,179
University of Michigan RB, Series C, 4.00%, 04/01/49 (Put 04/01/24)(b)(c)	1,000	1,105,510

		39,486,278

Minnesota — 1.4%
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,055	3,471,060
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	1,290	1,383,332
Series A, 5.00%, 03/01/23	3,515	3,935,253
State of Minnesota GO
Series A, 5.00%, 08/01/25	3,530	4,347,160
Series D, 5.00%, 08/01/21	2,145	2,239,767
Series D, 5.00%, 08/01/22	2,925	3,194,831
Series D, 5.00%, 08/01/23	3,710	4,226,988
Series D, 5.00%, 08/01/24	8,280	9,824,468
Series D, 5.00%, 10/01/24	1,530	1,826,851
Series F, 5.00%, 10/01/20	2,215	2,223,638
Series F, 5.00%, 10/01/21	2,095	2,204,422
Series F, 5.00%, 10/01/22	180	198,031
Series F, 5.00%, 10/01/23	7,995	9,173,943
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,300	2,437,149

		50,686,893

Mississippi — 0.5%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	6,460	6,795,274
Series C, 5.00%, 10/01/20	2,910	2,921,378
Series F, 4.00%, 11/01/22	5,000	5,406,950
Series F, 5.00%, 11/01/21	1,305	1,378,576

		16,502,178

Missouri — 1.4%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	5,785	5,970,294

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Series A, 5.00%, 05/01/22	$4,600	$4,968,184
Series A, 5.00%, 05/01/24	2,760	3,236,266
Series B, 5.00%, 11/01/20	1,495	1,506,855
Series B, 5.00%, 11/01/21	6,625	6,996,861
Series B, 5.00%, 05/01/22	6,070	6,555,843
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,497,500
Series B, 5.00%, 10/01/24	15,000	17,890,050

		52,621,853

Nebraska — 0.2%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,015,000
Omaha Public Power District RB
Series B, 5.00%, 02/01/21	1,420	1,448,187
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,300	3,907,299

		6,370,486

Nevada — 0.5%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,860	2,006,549
Series A, 5.00%, 06/15/23	450	502,664
Series B, 5.00%, 06/15/23	100	111,703
Series C, 5.00%, 06/15/22	500	539,395
Series D, 5.00%, 06/15/23	1,225	1,368,362
Series D, 5.00%, 06/15/24	150	173,277
County of Clark Department of Aviation RB
5.00%, 07/01/23	420	470,417
5.00%, 07/01/24	1,500	1,740,315
Series A, 5.00%, 07/01/23	4,505	5,045,780
County of Clark NV GOL
Series A, 5.00%, 11/01/20	1,170	1,179,313
Series A, 5.00%, 11/01/21	2,100	2,218,398
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,600	1,792,064
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/20	275	278,303

		17,426,540

New Jersey — 4.1%
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	930	1,036,810
New Jersey Economic Development Authority RB
5.00%, 09/01/20	270	270,000
5.00%, 09/01/20 (ETM)	730	730,000
5.00%, 03/01/21 (ETM)	365	372,851
Series A, 4.00%, 07/01/22	2,875	3,022,430
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,006,620
Series B, 5.00%, 11/01/21 (SAP)	1,895	1,983,591
Series BBB, 5.00%, 06/15/22	2,500	2,676,550
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,086,343
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	520	529,402
Series II, 5.00%, 03/01/22	325	344,273
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	495,855
Series II, 5.00%, 03/01/27 (PR 03/01/22)	155	166,117
Series K, 5.25%, 12/15/20 (AMBAC)	4,090	4,140,757
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,742,612
Series NN, 5.00%, 03/01/21	1,235	1,259,749
Series NN, 5.00%, 03/01/22	1,190	1,260,567
Series NN, 5.00%, 03/01/23	2,025	2,209,619
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,000	1,088,510
Series XX, 5.00%, 06/15/21 (SAP)	3,205	3,306,374

Security	Par (000)	Value

New Jersey (continued)
Series XX, 5.00%, 06/15/23 (SAP)	$1,065	$1,172,853
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,286,874
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,500	5,166,900
5.00%, 12/15/25	2,000	2,333,420
5.25%, 12/15/21 (NPFGC)	495	522,532
Series A, 0.00%, 12/15/23(a)	2,470	2,306,684
Series A, 5.00%, 06/15/21	1,000	1,029,220
Series A, 5.00%, 06/15/22	1,385	1,476,175
Series A, 5.00%, 06/15/23	2,215	2,438,758
Series A, 5.00%, 12/15/23	1,000	1,118,490
Series A, 5.00%, 06/15/24	1,525	1,726,239
Series A, 5.25%, 12/15/20	530	536,503
Series A, 5.25%, 12/15/22	450	491,927
Series A, 5.50%, 12/15/21	3,840	4,062,758
Series A, 5.50%, 12/15/22	6,290	6,911,452
Series A, 5.50%, 12/15/23	7,540	8,554,281
Series A-1, 5.00%, 06/15/21	200	205,844
Series A-1, 5.00%, 06/15/24	550	622,578
Series AA, 5.00%, 06/15/21 (SAP)	305	314,647
Series AA, 5.00%, 06/15/22	110	117,768
Series AA, 5.00%, 06/15/22 (SAP)	810	867,202
Series B, 5.00%, 06/15/21	3,715	3,832,505
Series B, 5.00%, 06/15/42 (PR 06/15/21)	7,570	7,857,130
Series B, 5.25%, 12/15/23 (AMBAC)	6,395	7,223,920
Series B, 5.50%, 12/15/20 (NPFGC)	3,500	3,545,955
Series B, 5.50%, 12/15/21 (NPFGC)	2,745	2,906,433
Series C, 0.00%, 12/15/24 (AMBAC)(a)	310	283,724
Series D, 5.00%, 12/15/23	170	190,143
Series D, 5.00%, 12/15/24	460	528,172
Series D, 5.25%, 12/15/23	2,360	2,658,540
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	2,715	3,016,501
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,125	1,196,719
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,965	11,926,192
Series A, 5.00%, 01/01/43 (PR 07/01/22)	5,115	5,563,381
Series B, 5.00%, 01/01/21	1,205	1,224,268
Series B, 5.00%, 01/01/22	5,770	6,121,855
Series B, 5.00%, 01/01/23	2,595	2,859,949
Series B, 5.00%, 01/01/24 (Call 01/01/23)	1,865	2,053,123
Series B, 5.00%, 01/01/25 (Call 01/01/23)	665	730,935
Series C, 5.00%, 01/01/25	2,995	3,527,840
State of New Jersey GO
5.00%, 06/01/21	1,760	1,815,070
Series T, 5.00%, 06/01/22	575	616,394

		148,670,884

New Mexico — 0.5%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,010	2,147,223
5.00%, 06/15/22	1,750	1,900,675
Series A, 5.00%, 06/15/23	1,045	1,181,247
Series A, 5.00%, 06/15/24	6,000	7,053,840
Series B, 5.00%, 06/15/23 (Call 10/01/20)	1,175	1,179,524
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,535,685
Series B, 5.00%, 03/01/22	500	535,705
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/21	1,160	1,196,459
Series B, 4.00%, 07/01/22	925	988,843

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
Series B, 4.00%, 07/01/23	$460	$507,265

		18,226,466

New York — 16.2%
City of New York NY GO
5.00%, 08/01/25	1,000	1,206,730
Series 1, 5.00%, 08/01/22	4,320	4,710,658
Series 1, 5.00%, 08/01/23	2,020	2,283,792
Series 2015-A, 5.00%, 08/01/21	1,965	2,050,143
Series 2015-A, 5.00%, 08/01/24	3,980	4,657,754
Series A, 5.00%, 08/01/21	5,415	5,649,632
Series A, 5.00%, 08/01/22	13,730	14,971,603
Series A, 5.00%, 08/01/23	2,545	2,877,352
Series A, 5.00%, 08/01/24	1,205	1,410,199
Series A-1, 5.00%, 08/01/21	1,450	1,512,829
Series B, 5.00%, 08/01/21	4,470	4,663,685
Series B, 5.00%, 08/01/21 (Call 10/01/20)	1,345	1,350,138
Series B, 5.00%, 08/01/22	50	54,522
Series B, 5.00%, 08/01/23 (Call 08/01/22)	250	272,250
Series C, 5.00%, 08/01/21	2,445	2,550,942
Series C, 5.00%, 08/01/22	2,130	2,322,616
Series C, 5.00%, 08/01/23	14,320	16,190,049
Series C, 5.00%, 08/01/24	13,515	15,816,470
Series C-1, 4.00%, 08/01/22	2,900	3,106,915
Series C-1, 5.00%, 08/01/23	1,500	1,695,885
Series C-1, 5.00%, 08/01/24	1,520	1,778,841
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,560,250
Series E, 5.00%, 08/01/21	1,880	1,961,460
Series E, 5.00%, 08/01/22	300	327,129
Series E, 5.00%, 08/01/23	390	440,930
Series E, 5.00%, 08/01/24 (Call 02/01/23)	950	1,056,448
Series E, 5.00%, 08/01/25	1,250	1,509,425
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,066,850
Series F, 5.00%, 08/01/24 (Call 02/01/22)	1,000	1,065,740
Series G, 5.00%, 08/01/22	875	954,126
Series G, 5.00%, 08/01/23	4,220	4,771,090
Series G-1, 5.00%, 04/01/22	2,035	2,187,035
Series G-1, 5.00%, 04/01/23 (Call 04/01/22)	2,310	2,480,039
Series I, 5.00%, 08/01/21	1,850	1,930,161
Series I, 5.00%, 08/01/22	2,080	2,268,094
Series I, 5.00%, 08/01/24 (Call 08/01/22)	780	849,264
Series J, 5.00%, 08/01/21	2,760	2,879,591
Series J, 5.00%, 08/01/22	1,720	1,875,540
Series J, 5.00%, 08/01/23	1,185	1,339,749
Series J, 5.00%, 08/01/24 (Call 08/01/23)	150	170,198
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	920	933,993
Series C, 5.00%, 10/01/21	400	419,864
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,070,050
Long Island Power Authority RB
Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	996,650
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,470	1,517,393
Series A, 5.00%, 09/01/42 (PR 09/01/22)	4,345	4,761,425
Series B, 0.85%, 09/01/50 (Put 09/01/25)(b)(c)	2,500	2,510,625
Series B, 1.65%, 09/01/49 (Put 09/01/24)(b)(c)	1,400	1,443,414
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,000	2,170,480
Series A, 5.25%, 11/15/38 (PR 11/15/21)	4,505	4,779,850
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,005,540
Series A-2, 5.00%, 11/15/23	1,065	1,133,682

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/22	$925	$969,160
Series B, 5.00%, 11/15/23	2,115	2,251,227
Series B, 5.00%, 11/15/24	1,475	1,589,165
Series B-1, 5.00%, 05/15/22	1,500	1,556,475
Series C, 5.00%, 11/15/21	2,000	2,055,660
Series C, 5.00%, 11/15/22	1,130	1,184,059
Series C-1, 5.00%, 11/15/23	565	601,437
Series C-1, 5.00%, 11/15/24	3,500	3,770,900
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	500	500,240
Series D, 5.00%, 11/15/20	1,880	1,891,054
Series D, 5.00%, 11/15/21	11,150	11,460,304
Series D-1, 5.00%, 11/01/22	3,560	3,727,106
Series D-1, 5.00%, 11/15/34 (Put 11/15/24)(b)(c)	5,000	5,391,900
Series E, 5.00%, 11/15/22	3,755	3,934,639
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,087,330
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,940	6,193,757
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 5.00%, 07/15/24 (SAW)	1,055	1,242,959
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/21	1,640	1,712,308
5.00%, 11/01/21	1,250	1,318,650
5.00%, 08/01/22	1,000	1,090,030
5.00%, 11/01/22	5,790	6,374,211
Series A, 5.00%, 11/01/20	150	151,179
Series A, 5.00%, 08/01/21	1,440	1,503,490
Series A, 5.00%, 08/01/23	2,250	2,552,265
Series A1, 5.00%, 11/01/20	115	115,904
Series A-1, 5.00%, 05/01/21	1,380	1,423,263
Series A-1, 5.00%, 11/01/21	380	400,870
Series A-1, 5.00%, 05/01/22	2,945	3,175,564
Series A-1, 5.00%, 08/01/22	4,560	4,970,537
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	150	158,399
Series A-1, 5.00%, 08/01/23	1,715	1,945,393
Series A-1, 5.00%, 05/01/24	2,390	2,788,102
Series A-1, 5.00%, 08/01/24	5,575	6,564,674
Series A-3, 5.00%, 08/01/23	2,305	2,614,654
Series B, 5.00%, 11/01/20	500	503,930
Series B, 5.00%, 11/01/21	745	785,915
Series B, 5.00%, 11/01/23 (Call 11/01/22)	435	479,487
Series C, 5.00%, 11/01/20	4,125	4,157,422
Series C, 5.00%, 11/01/21	2,735	2,885,207
Series C, 5.00%, 11/01/22	745	820,171
Series C, 5.00%, 11/01/23	510	584,220
Series C, 5.00%, 11/01/24	20	23,761
Series C1, 5.00%, 11/01/20	585	589,598
Series D, 5.00%, 11/01/22 (Call 10/01/20)	5,520	5,541,694
Series D, 5.00%, 11/01/23 (Call 10/01/20)	2,500	2,509,825
Series F-1, 5.00%, 05/01/22	335	361,227
New York City Water & Sewer System RB
5.00%, 06/15/22	7,040	7,640,379
Series AA, 5.00%, 06/15/23	950	1,076,132
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	1,610	1,670,665
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	4,800	5,557,200
Series CC, 5.00%, 06/15/22	17,585	19,099,068
Series CC, 5.00%, 06/15/25	500	610,875
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	380	421,941
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	850	901,570

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB
Series 2015B-A, 5.00%, 03/15/21	$800	$820,608
Series A, 4.00%, 12/15/22	80	86,815
Series A, 5.00%, 12/15/20	1,850	1,875,493
Series A, 5.00%, 02/15/21	9,075	9,272,472
Series A, 5.00%, 03/15/21	15,315	15,709,515
Series A, 5.00%, 03/15/21 (ETM)	430	440,961
Series A, 5.00%, 10/01/21	1,030	1,083,797
Series A, 5.00%, 12/15/21	950	1,008,663
Series A, 5.00%, 02/15/22	8,270	8,844,269
Series A, 5.00%, 03/15/22	7,755	8,324,372
Series A, 5.00%, 02/15/23	820	914,424
Series A, 5.00%, 03/15/23	4,910	5,491,639
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	321,273
Series A, 5.00%, 12/15/23 (Call 12/15/22)	3,550	3,928,856
Series A, 5.00%, 02/15/24	2,970	3,443,923
Series A, 5.00%, 03/15/24	12,825	14,917,451
Series A, 5.00%, 03/15/24 (Call 03/15/23)	120	134,533
Series A, 5.00%, 03/15/25	4,070	4,903,902
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	215	222,921
Series B, 5.00%, 02/15/21	3,800	3,882,760
Series B, 5.00%, 03/15/21	1,720	1,764,307
Series B, 5.00%, 03/15/22	710	762,128
Series B, 5.00%, 02/15/23	7,750	8,642,412
Series B, 5.00%, 02/15/24	450	521,807
Series C, 5.00%, 03/15/22	585	627,951
Series C, 5.00%, 03/15/23	6,000	6,712,260
Series C, 5.00%, 03/15/24	2,595	3,017,777
Series C, 5.00%, 03/15/25	465	560,041
Series C, 5.00%, 03/15/25 (Call 03/15/24)	610	706,551
Series D, 5.00%, 02/15/21	1,310	1,338,506
Series D, 5.00%, 02/15/23	6,965	7,767,020
Series D, 5.00%, 02/15/24	2,710	3,142,435
Series D, 5.00%, 02/15/25	2,000	2,402,960
Series E, 5.00%, 03/15/21	2,980	3,056,765
Series E, 5.00%, 03/15/22	2,370	2,544,005
Series E, 5.00%, 02/15/23	1,985	2,213,573
Series E, 5.00%, 03/15/23	505	565,085
Series E, 5.00%, 03/15/24	995	1,157,493
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	2,920	3,031,690
Series A, 5.00%, 06/15/21	4,220	4,381,415
Series A, 5.00%, 06/15/23	3,000	3,398,310
Series A, 5.00%, 06/15/23 (Call 06/15/22)	325	352,862
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,500	1,623,240
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	470	505,739
New York State Thruway Authority RB
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	851,479
Series A, 5.00%, 03/15/22 (Call 09/15/20)	4,675	4,683,134
Series A, 5.00%, 03/15/23 (Call 03/15/21)	1,235	1,266,888
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,565	2,692,917
Series A, 5.00%, 03/15/25 (Call 03/15/21)	615	630,879
Series I, 5.00%, 01/01/42 (PR 01/01/22)	700	744,814
Series J, 5.00%, 01/01/24	500	569,870
Series L, 5.00%, 01/01/21	1,175	1,192,707
Series L, 5.00%, 01/01/22	600	636,336
Series L, 5.00%, 01/01/23	1,710	1,880,384
New York State Urban Development Corp. RB
5.00%, 03/15/21	2,000	2,051,520

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/24	$5,930	$6,891,549
5.00%, 03/15/25	3,000	3,610,170
Series A, 5.00%, 03/15/21	13,700	14,052,912
Series A, 5.00%, 03/15/22	17,160	18,419,887
Series A, 5.00%, 03/15/23	4,330	4,843,119
Series A, 5.00%, 03/15/24	8,385	9,744,627
Series A, 5.00%, 03/15/25	2,120	2,551,187
Series A-1, 5.00%, 03/15/21	1,200	1,230,912
Series A-1, 5.00%, 03/15/22	65	69,772
Series A-2, 5.50%, 03/15/21 (NPFGC)	150	154,266
Series C, 5.00%, 03/15/21	5,100	5,231,376
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,230	12,532,343
Series D, 5.00%, 03/15/21	340	348,758
Series D, 5.00%, 03/15/22	2,195	2,356,157
Series D, 5.00%, 03/15/24 (Call 03/15/23)	4,250	4,742,872
Series E, 5.00%, 03/15/21	3,460	3,549,130
Series E, 5.00%, 03/15/23	405	452,968
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,400	1,562,358
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	2,005	2,121,691
Series 179, 5.00%, 12/01/22	65	71,759
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,470	1,478,408
Series A, 5.00%, 10/15/21	3,960	4,175,186
Series A, 5.00%, 10/15/22	1,115	1,229,243
Series A, 5.00%, 10/15/23	3,855	4,439,572
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	1,935	2,052,067
Series A, 5.00%, 11/15/22	2,835	3,108,946
Series A, 5.00%, 11/15/23	120	136,681
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,679,014
Series A, 5.00%, 11/15/24 (Call 05/15/23)	245	272,075
Series A, 5.25%, 01/01/28 (PR 01/01/22)	560	597,716
Series B, 5.00%, 11/15/20	6,700	6,761,238
Series B, 5.00%, 11/15/21	880	927,529
Series B, 5.00%, 11/15/23 (Call 11/15/22)	3,800	4,171,602
Series B, 5.50%, 01/01/30 (PR 01/01/22)	3,250	3,467,100
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	815	923,208
Series B, 5.00%, 12/15/24 (Call 12/15/22)	120	133,157

		587,772,704

North Carolina — 3.2%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	2,810	2,923,552
5.00%, 07/01/23	3,105	3,525,603
County of Guilford NC GO, 5.00%, 03/01/24	4,130	4,817,521
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	4,060	4,306,320
County of Wake NC GO
Series A, 5.00%, 03/01/22	3,035	3,255,523
Series C, 5.00%, 03/01/21	1,075	1,101,015
Series C, 5.00%, 03/01/22	3,210	3,443,239
Series C, 5.00%, 03/01/23	4,865	5,450,551
Series C, 5.00%, 03/01/24	1,055	1,231,428
Series C, 5.00%, 03/01/25	765	927,264
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,385,979
Series B, 5.00%, 01/01/21 (ETM)	3,820	3,880,432
State of North Carolina GO
Series A, 5.00%, 06/01/22	4,025	4,366,239
Series A, 5.00%, 06/01/23	4,000	4,526,240

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series B, 5.00%, 06/01/21	$400	$414,544
Series B, 5.00%, 06/01/22	100	108,478
Series B, 5.00%, 06/01/24	12,450	14,666,100
Series C, 4.00%, 05/01/21	630	646,172
Series C, 4.00%, 05/01/22	3,000	3,192,390
Series C, 5.00%, 05/01/21	7,610	7,855,879
Series C, 5.00%, 05/01/22	3,225	3,485,387
Series D, 4.00%, 06/01/21	1,275	1,311,835
Series D, 4.00%, 06/01/22	2,250	2,401,515
Series D, 4.00%, 06/01/23	1,000	1,104,170
State of North Carolina RB
5.00%, 03/01/21	525	537,306
5.00%, 03/01/22	2,525	2,702,558
5.00%, 03/01/23	1,370	1,528,687
5.00%, 03/01/24	1,000	1,162,660
5.00%, 03/01/25	2,000	2,412,260
Series B, 5.00%, 11/01/21	12,500	13,207,750
Series B, 5.00%, 05/01/23	2,650	2,982,973
Series C, 5.00%, 05/01/21	2,500	2,580,775
Series C, 5.00%, 05/01/22	8,480	9,164,675
Series C, 5.00%, 05/01/29 (PR 05/01/21)	570	588,103

		118,195,123

Ohio — 1.9%
American Municipal Power Inc. RB
5.00%, 02/15/24	500	578,455
5.00%, 02/15/25	1,155	1,383,551
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	605	629,345
Series 1, 5.00%, 07/01/23	1,225	1,390,939
Series 2017-1, 5.00%, 04/01/24	7,025	8,221,498
Ohio Turnpike & Infrastructure Commission RB, Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	5,010	5,588,906
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	5,385	5,711,708
5.00%, 06/01/22	2,010	2,180,770
5.00%, 12/01/22	565	626,048
5.00%, 06/01/23	3,335	3,773,753
5.00%, 12/01/23	3,000	3,464,640
Series 2015-A, 5.00%, 06/01/23	1,125	1,273,005
Series 2015-A, 5.00%, 12/01/24	1,270	1,523,263
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,387,218
Series A, 5.00%, 09/15/22	1,000	1,098,350
Series A, 5.00%, 12/15/22	2,000	2,219,760
Series A, 5.00%, 12/15/23	4,220	4,879,670
Series A, 5.00%, 12/15/24	2,470	2,967,853
Series A, 5.00%, 02/01/29 (PR 08/01/21)	500	521,950
Series B, 5.00%, 08/01/25	5,800	7,123,502
Series B, 5.00%, 09/15/25	2,650	3,267,821
Series C, 5.00%, 09/15/21	2,000	2,100,600
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	685,603
Series T, 5.00%, 11/01/23	3,000	3,451,980
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,108,660
Series A, 5.00%, 12/15/24	800	957,840

		70,116,688

Security	Par (000)	Value

Oklahoma — 0.1%
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/22 (Call 01/01/21)	$2,000	$2,031,760
Series D, 4.00%, 01/01/23	265	288,124
Series D, 5.00%, 01/01/24	235	271,117

		2,591,001

Oregon — 1.2%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,005	1,041,381
Series B, 5.00%, 06/15/22	2,065	2,241,248
Series B, 5.00%, 06/15/23	2,050	2,320,969
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	10,000	11,333,700
5.00%, 06/15/25 (GTD)	5,000	6,108,750
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,365	2,657,645
Series C, 5.00%, 04/01/24	520	607,547
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,105,240
Series A, 5.00%, 11/15/23	3,075	3,539,540
Series A, 5.00%, 11/15/24	5,565	6,643,441
Series A, 5.00%, 11/15/38 (PR 11/15/23)	450	518,297
State of Oregon GO
Series A, 5.00%, 05/01/24	500	586,880
Series H, 5.00%, 05/01/23	100	112,765
Series J, 5.00%, 05/01/36 (PR 05/01/21)	3,000	3,096,300

		41,913,703

Pennsylvania — 2.9%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	1,440	1,585,296
City of Philadelphia PA GO, Series A, 5.00%, 08/01/23	4,050	4,555,035
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/21	1,300	1,319,513
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	9,000	9,371,070
5.00%, 07/15/22	1,800	1,957,230
First Series, 5.00%, 03/15/21	1,080	1,107,464
First Series, 5.00%, 04/01/21	2,055	2,111,595
First Series, 5.00%, 07/01/21	1,030	1,070,561
First Series, 5.00%, 08/15/21	1,655	1,729,756
First Series, 5.00%, 11/15/21	325	343,528
First Series, 5.00%, 04/01/22	1,545	1,659,160
First Series, 5.00%, 07/01/22	1,450	1,574,033
First Series, 5.00%, 08/15/22	2,000	2,181,240
First Series, 5.00%, 01/01/23	2,705	2,995,842
First Series, 5.00%, 04/01/23	2,015	2,254,926
First Series, 5.00%, 08/15/23	5,750	6,532,920
First Series, 5.00%, 01/01/24	2,490	2,872,140
First Series, 5.00%, 03/01/24	5,250	6,095,828
First Series, 5.00%, 03/15/24	395	459,342
First Series, 5.00%, 07/01/24	740	870,506
First Series, 5.00%, 08/15/24	510	602,795
First Series, 5.00%, 09/15/24	1,000	1,185,750
First Series, 5.00%, 11/15/24 (PR 11/15/21)	150	158,664
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,625	3,928,340
Second Series, 5.00%, 09/15/20	2,135	2,138,758
Second Series, 5.00%, 01/15/21	1,000	1,017,530
Second Series, 5.00%, 09/15/21	3,035	3,184,079
Second Series, 5.00%, 01/15/22	9,830	10,460,889
Second Series, 5.00%, 09/15/22	180	196,927
Second Series, 5.00%, 09/15/23	2,930	3,340,141

79	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 10/15/23	$565	$646,247
Second Series, 5.00%, 09/15/24	675	800,381
Series T, 5.00%, 07/01/21	765	795,126
Delaware River Port Authority RB
Series B, 5.00%, 01/01/21	855	867,740
Series B, 5.00%, 01/01/22	240	254,369
Series B, 5.00%, 01/01/23	1,655	1,826,011
Series B, 5.00%, 01/01/24	200	229,230
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	4,000	4,283,760
Pennsylvania Turnpike Commission RB
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,017,024
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,000	11,538,700

		104,119,446

South Carolina — 0.1%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,071,869
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	325	328,585
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	2,175	2,556,234

		3,956,688

Tennessee — 1.3%
City of Memphis TN GO
5.00%, 05/01/23	2,000	2,253,600
5.00%, 05/01/24	3,300	3,868,128
County of Shelby TN GO, Series A, 5.00%, 03/01/23	505	564,842
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,190	1,295,232
5.00%, 07/01/23	6,000	6,805,440
5.00%, 07/01/23 (Call 07/01/22)	1,375	1,494,996
5.00%, 01/01/24	3,020	3,495,046
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,000	5,555,250
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,775	5,305,264
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	2,375	2,545,810
Series A, 5.00%, 08/01/21	7,520	7,852,986
Series A, 5.00%, 08/01/22	7,400	8,084,130

		49,120,724

Texas — 8.7%
Austin Independent School District RB, 5.00%, 08/01/21	2,500	2,603,175
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 01/06/21)(b)(c)	500	500,420
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/21 (AMBAC)(a)	3,375	3,358,969
Series A, 5.00%, 08/15/41 (PR 08/15/22)	1,000	1,093,300
City of Dallas TX GOL, 5.00%, 02/15/21	1,600	1,634,736
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	515	589,912
Series A, 5.00%, 10/01/24	2,040	2,419,338
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	1,375	1,535,806
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,250	1,455,975
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,027,050
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/21	1,000	1,033,830
Series C, 5.00%, 05/15/22	770	832,932
Series C, 5.00%, 05/15/24	3,455	4,054,512

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 05/15/25 (Call 05/15/24)	$250	$292,473
Series D, 5.00%, 11/15/33 (PR 11/15/21)	2,000	2,115,520
City of Houston TX GOL, Series A, 5.00%, 03/01/23	1,500	1,675,350
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.00%, 02/01/21	3,000	3,060,060
5.00%, 02/01/22	7,145	7,632,146
5.25%, 02/01/24	5,525	6,451,819
Series B, 2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	505,850
Series D, 3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,509,540
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/21	1,535	1,565,731
5.00%, 02/01/22	2,070	2,211,133
5.00%, 02/01/22 (ETM)	175	186,725
5.00%, 02/01/25 (Call 08/01/22)	50	54,521
Series A, 1.75%, 02/01/33 (Put 12/01/24)(b)(c)	215	225,593
City of San Antonio TX GOL, 5.00%, 02/01/23 (PR 08/01/22)	1,265	1,380,672
County of Harris TX GOL
Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,725	2,993,739
Series B, 5.00%, 10/01/21 (Call 10/01/20)	135	135,532
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/24 (PSF)	500	580,700
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/24	750	887,962
Series A, 5.00%, 11/01/42 (PR 11/01/20)	2,035	2,051,199
Series A, 5.00%, 11/01/45 (PR 11/01/20)	15,000	15,119,400
Fort Bend Independent School District GO, 5.00%, 08/15/22 (PSF)	1,000	1,093,500
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	1,325	1,354,070
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,335,163
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,728,950
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,780	1,904,155
5.00%, 02/15/25 (PSF)	1,500	1,809,330
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,788,237
Series A-2, 2.25%, 06/01/39 (Put 06/02/22) (PSF)(b)(c)	1,000	1,032,530
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(a)	5,000	1,897,900
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	7,000	2,357,950
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,350	1,341,036
Series B, 5.00%, 08/15/25	7,210	8,882,864
North Texas Tollway Authority RB
6.00%, 01/01/38 (PR 01/01/21)	5,305	5,406,962
Series A, 5.00%, 01/01/21	500	507,740
Series A, 5.00%, 01/01/22	2,965	3,149,482
Series A, 5.00%, 01/01/23	1,280	1,416,678
Series A, 5.00%, 01/01/24	7,575	8,679,359
Series A, 5.00%, 01/01/25 (Call 01/01/24)	230	263,861
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,035	2,142,611
Series B, 5.00%, 01/01/23	1,780	1,970,068
Series B, 5.00%, 01/01/24	1,595	1,824,696
Series B, 5.00%, 01/01/24 (Call 01/01/23)	765	844,988
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	182,008
Series D, 5.00%, 09/01/28 (PR 09/01/21)	8,190	8,582,301

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series D, 5.00%, 09/01/31 (PR 09/01/21)	$2,830	$2,965,557
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,574,828
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,667,991
Northside Independent School District GO, 2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,061,970
Plano Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	7,730	8,269,167
Series B, 5.00%, 02/15/21 (PSF)	3,325	3,397,651
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	40	43,674
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,020	1,183,863
San Antonio Water System RB
5.00%, 05/15/27 (PR 05/15/22)	1,585	1,712,846
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	824,960
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	40	45,344
5.00%, 10/01/20	1,510	1,515,949
5.00%, 04/01/21	250	257,093
5.00%, 10/01/21	3,000	3,158,370
5.00%, 04/01/22	3,210	3,457,266
5.00%, 10/01/22	4,460	4,901,808
5.00%, 10/01/22 (Call 10/01/21)	3,680	3,871,765
5.00%, 04/01/23	1,945	2,183,535
5.00%, 04/01/24	3,770	4,408,818
5.00%, 10/01/24 (Call 04/01/24)	9,005	10,521,082
5.00%, 10/01/34 (PR 04/01/24)	65	75,999
5.00%, 04/01/44 (PR 04/01/24)	120	140,305
Series A, 5.00%, 10/01/20	500	501,970
Series A, 5.00%, 10/01/23	4,535	5,196,158
Series A, 5.00%, 10/01/24	525	625,679
Series A, 5.00%, 10/01/30 (PR 10/01/24)	175	208,490
Series A, 5.00%, 04/01/42 (PR 04/01/22)	15,000	16,135,650
Series B-1, 5.00%, 08/01/23	250	284,523
State of Texas RB, 4.00%, 08/26/21	5,000	5,186,550
Texas A&M University RB, Series E, 5.00%, 05/15/25	4,225	5,142,754
Texas State University System RB, Series A, 5.00%, 03/15/21	1,300	1,333,488
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/20	9,500	9,537,145
5.00%, 10/01/21	5,090	5,356,411
5.00%, 10/01/24	4,165	4,954,392
First Series, 5.00%, 10/01/22	3,705	4,071,202
Series A, 3.00%, 10/01/21	375	386,535
Series A, 5.00%, 04/01/21	1,100	1,130,943
Series A, 5.00%, 10/01/21	6,580	6,924,397
Series A, 5.00%, 04/01/22	2,670	2,873,908
Series A, 5.00%, 04/01/23	2,525	2,831,863
Series A, 5.00%, 04/01/24	1,025	1,196,370
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,020	6,982,056
Texas Water Development Board RB, Series B, 5.00%, 04/15/23	4,015	4,513,502
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,093,920
Series A, 5.00%, 08/15/23	3,020	3,444,401
Series B, 0.06%, 08/01/39 (Put 09/07/20)(b)(c)	10,855	10,855,000
Series B, 5.00%, 08/15/22	2,125	2,324,580
Series B, 5.38%, 08/15/23	605	696,694
Series C, 5.00%, 08/15/24	30	35,650
Series D, 5.00%, 08/15/21	3,400	3,557,284

Security	Par (000)	Value

Texas (continued)
Series D, 5.00%, 08/15/24	$2,000	$2,376,640
Series I, 5.00%, 08/15/21	750	784,695
Series I, 5.00%, 08/15/22	400	437,568
Series I, 5.00%, 08/15/23	1,000	1,140,530
Series J, 5.00%, 08/15/23	80	91,242
Series J, 5.00%, 08/15/24	2,485	2,952,975

		316,677,065

Utah — 1.6%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21	3,785	3,929,208
Series A, 5.00%, 07/01/22	2,000	2,174,540
State of Utah GO
5.00%, 07/01/22	7,135	7,764,592
5.00%, 07/01/23	7,340	8,334,277
5.00%, 07/01/25	2,000	2,450,480
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,765,203
Series A, 4.00%, 07/01/21	1,000	1,031,860
Series A, 5.00%, 07/01/22 (PR 07/01/21)	430	447,007
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,684,306
Series B, 5.00%, 07/01/21	1,000	1,040,150
Series B, 5.00%, 07/01/24	4,500	5,318,280
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,000	11,384,500
Utah Transit Authority RB, Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,590	5,619,262

		58,943,665

Virginia — 3.6%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	7,074,648
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	715	809,065
Series B, 4.00%, 06/01/23	1,000	1,104,170
Series B, 5.00%, 06/01/21	5,400	5,595,480
Series B, 5.00%, 06/01/22	1,300	1,409,733
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	1,580	1,726,071
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	2,156,789
County of Fairfax VA GO
Series A, 3.00%, 10/01/20 (SAW)	3,000	3,006,900
Series B, 5.00%, 10/01/22 (SAW)	1,695	1,864,788
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,494,960
Series B, 5.00%, 10/01/23 (SAW)	1,485	1,703,978
Series B, 5.00%, 04/01/24 (SAW)	5,000	5,857,450
Series B, 5.00%, 10/01/24 (SAW)	1,990	2,376,100
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	5,600	6,081,152
University of Virginia RB, Series B, 5.00%, 08/01/21	7,790	8,130,668
Virginia College Building Authority RB
Series A, 5.00%, 02/01/21	450	459,027
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,100	1,226,511
Series E, 5.00%, 02/01/23	6,715	7,493,336
Series E, 5.00%, 02/01/24	1,265	1,470,234
Series E, 5.00%, 02/01/25	1,000	1,206,560
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,065	1,219,830
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,026,214
5.00%, 03/15/24	1,240	1,447,216
5.00%, 09/15/24	2,445	2,909,159
5.00%, 05/15/25 (PR 05/15/21) (SAP)	3,000	3,101,940

81	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 05/15/27 (PR 05/15/21) (SAP)	$5,000	$5,169,900
5.00%, 05/15/31 (PR 05/15/21)	1,430	1,478,591
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,250	1,292,475
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,065	1,101,189
Series A, 5.00%, 05/15/23	750	847,103
Series A, 5.00%, 05/15/24	7,095	8,334,780
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,624,218
Series B, 5.00%, 08/01/23	2,910	3,315,508
Series B, 5.00%, 08/01/25	5,000	6,143,700
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	3,935	4,298,791
5.00%, 08/01/23 (Call 08/01/22) (SAW)	3,670	4,006,245
5.00%, 08/01/24 (SAW)	2,365	2,801,059
Virginia Resources Authority RB, 5.00%, 10/01/22	5,635	6,199,458

		131,564,996

Washington — 3.1%
County of King WA Sewer Revenue RB, Series A, 0.63%, 01/01/32 (Put 01/01/24)(b)(c)	2,000	2,004,840
Energy Northwest RB
5.00%, 07/01/24	8,010	9,449,717
Series A, 5.00%, 07/01/21	8,540	8,881,429
Series A, 5.00%, 07/01/22	1,205	1,310,859
Series A, 5.00%, 07/01/22 (Call 07/01/21)	5,300	5,513,749
Series A, 5.00%, 07/01/23	1,335	1,513,797
Series A, 5.00%, 07/01/23 (Call 07/01/21)	3,125	3,249,688
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	500	543,735
Series 2016A, 5.00%, 07/01/21	7,515	7,817,404
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	208,780
Series B, 5.00%, 07/01/22	2,815	3,063,930
Series B, 5.00%, 07/01/23	6,020	6,831,797
Series B, 5.00%, 07/01/24	1,640	1,936,840
Series R, 5.00%, 07/01/21	2,000	2,080,480
Series R, 5.00%, 07/01/23	1,610	1,827,109
Series R, 5.00%, 07/01/25	4,500	5,513,580
Series R-2011-A, 5.00%, 01/01/21	1,065	1,082,061
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,200	1,304,964
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	995	1,082,033
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	490	532,860
Series R-2015, 5.00%, 07/01/21	1,345	1,399,123
Series R-2015, 5.00%, 07/01/24	1,210	1,429,010
Series R-2015E, 5.00%, 07/01/22	435	473,467
Series R-2017A, 5.00%, 08/01/21	3,440	3,592,323
Series R-2017C, 5.00%, 08/01/24	2,805	3,323,392
Series R-2018C, 5.00%, 08/01/23	2,020	2,300,214
Series R-2018C, 5.00%, 08/01/24	1,800	2,132,658
Series R-2020C, 5.00%, 07/01/25	4,000	4,900,960
Series R-C, 5.00%, 07/01/21	25	26,006
Series R-C, 5.00%, 07/01/23	8,500	9,646,225
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	4,020	4,558,399
State of Washington RB
Series C, 5.00%, 09/01/20	1,010	1,010,000
Series C, 5.00%, 09/01/21	560	586,998
Series F, 5.00%, 09/01/20	7,410	7,410,000
Series F, 5.00%, 09/01/21	3,250	3,406,682
Series F, 5.00%, 09/01/22	1,455	1,589,238

Security	Par/ Shares (000)	Value

Washington (continued)
Series F, 5.00%, 09/01/23 (Call 09/01/22)	$140	$152,998
Series F, 5.00%, 09/01/24 (Call 09/01/22)	595	650,115

		114,337,460

Wisconsin — 2.4%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/30 (PR 06/01/24)	1,785	2,096,643
State of Wisconsin GO
Series 1, 5.00%, 11/01/20	505	509,020
Series 1, 5.00%, 05/01/21	2,100	2,167,557
Series 1, 5.00%, 11/01/21	2,010	2,123,324
Series 1, 5.00%, 05/01/22	2,465	2,663,161
Series 1, 5.00%, 05/01/22 (PR 05/01/21)	1,010	1,042,368
Series 1, 5.00%, 05/01/23	2,000	2,255,300
Series 1, 5.00%, 11/01/23	2,340	2,693,340
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,115	1,256,382
Series 1, 5.00%, 11/01/24	225	269,165
Series 2, 5.00%, 11/01/20	5,000	5,039,800
Series 2, 5.00%, 11/01/21	2,075	2,191,989
Series 2, 5.00%, 11/01/22	11,250	12,421,238
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	265	280,190
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	2,035	2,197,169
Series 2, 5.00%, 11/01/24	2,645	3,164,187
Series 3, 5.00%, 11/01/20	4,500	4,535,820
Series 3, 5.00%, 11/01/21	235	248,249
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	5,565	6,153,332
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,235	6,279,435
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,000	5,634,450
Series B, 5.00%, 05/01/32 (PR 05/01/21)	800	825,408
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	14,585,265
Series A, 5.00%, 05/01/24	130	152,121
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,280	2,371,952
Series 1, 5.00%, 07/01/22	1,770	1,926,857
Series A, 5.00%, 07/01/21	1,030	1,071,447

		86,155,169

Total Municipal Debt Obligations — 98.2% (Cost: $3,511,022,599)		3,568,249,937

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	37,756	37,763,940

Total Short-Term Investments — 1.1% (Cost: $37,762,160)		37,763,940

Total Investments in Securities — 99.3% (Cost: $3,548,784,759)		3,606,013,877

Other Assets, Less Liabilities — 0.7%		27,231,671

Net Assets — 100.0%		$3,633,245,548

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term National Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$3,193,077	$34,574,802	(a)	$—	$(5,174)	$1,235	$37,763,940	37,756	$44,717	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$3,568,249,937	$—	$3,568,249,937
Money Market Funds	37,763,940	—	—	37,763,940

	$37,763,940	$3,568,249,937	$—	$3,606,013,877

See notes to financial statements.

83	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

August 31, 2020

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,562,565,832	$17,472,405,093	$457,034,177	$3,568,249,937
Affiliated(b)	10,651,015	320,029,876	9,253,861	37,763,940
Receivables:
Investments sold	—	4,222,095	—	—
Capital shares sold	—	—	—	5,404,032
Dividends	141	4,918	62	523
Interest	16,005,609	183,691,027	4,864,599	41,556,177

Total assets	1,589,222,597	17,980,353,009	471,152,699	3,652,974,609

LIABILITIES
Payables:
Investments purchased	—	59,211,354	1,737,454	19,518,629
Investment advisory fees	338,800	1,083,614	99,523	210,432

Total liabilities	338,800	60,294,968	1,836,977	19,729,061

NET ASSETS	$1,588,883,797	$17,920,058,041	$469,315,722	$3,633,245,548

NET ASSETS CONSIST OF:
Paid-in capital	$1,503,937,697	$17,060,798,139	$448,970,829	$3,574,441,565
Accumulated earnings	84,946,100	859,259,902	20,344,893	58,803,983

NET ASSETS	$1,588,883,797	$17,920,058,041	$469,315,722	$3,633,245,548

Shares outstanding	25,450,000	154,600,000	8,150,000	33,700,000

Net asset value	$62.43	$115.91	$57.58	$107.81

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,474,530,311	$16,605,945,623	$437,818,117	$3,511,022,599
(b) Investments, at cost — Affiliated	$10,650,460	$319,988,452	$9,253,076	$37,762,160

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	84

Statements of Operations  (unaudited)

Six Months Ended August 31, 2020

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$27,883	$325,365	$15,914	$44,717
Interest — Unaffiliated	15,568,490	188,281,733	5,180,503	21,885,988

Total investment income	15,596,373	188,607,098	5,196,417	21,930,705

EXPENSES
Investment advisory fees	1,872,026	5,832,337	574,423	1,119,549
Miscellaneous	264	—	264	264

Total expenses	1,872,290	5,832,337	574,687	1,119,813

Net investment income	13,724,083	182,774,761	4,621,730	20,810,892

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,294,360)	(17,684,989)	—	(706,436)
Investments — Affiliated	(4,413)	(60,572)	354	(5,174)
In-kind redemptions — Unaffiliated	(3,619,831)	4,369,017	446,569	472,416

Net realized gain (loss)	(4,918,604)	(13,376,544)	446,923	(239,194)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(15,366,282)	(173,777,500)	(8,381,137)	11,960,335
Investments — Affiliated	555	27,761	785	1,235

Net change in unrealized appreciation (depreciation)	(15,365,727)	(173,749,739)	(8,380,352)	11,961,570

Net realized and unrealized gain (loss)	(20,284,331)	(187,126,283)	(7,933,429)	11,722,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,560,248)	$(4,351,522)	$(3,311,699)	$32,533,268

See notes to financial statements.

85	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,724,083	$26,991,685	$182,774,761	$336,588,498
Net realized gain (loss)	(4,918,604)	52,032	(13,376,544)	21,311,936
Net change in unrealized appreciation (depreciation)	(15,365,727)	89,446,874	(173,749,739)	878,706,588

Net increase (decrease) in net assets resulting from operations	(6,560,248)	116,490,591	(4,351,522)	1,236,607,022

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,061,160)	(26,492,928)	(183,864,536)	(330,961,212)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	28,777,768	396,371,665	1,559,752,018	4,230,733,863

NET ASSETS
Total increase in net assets	8,156,360	486,369,328	1,371,535,960	5,136,379,673
Beginning of period	1,580,727,437	1,094,358,109	16,548,522,081	11,412,142,408

End of period	$1,588,883,797	$1,580,727,437	$17,920,058,041	$16,548,522,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	86

Statements of Changes in Net Assets  (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,621,730	$9,020,487	$20,810,892	$39,249,790
Net realized gain (loss)	446,923	54,810	(239,194)	(103,602)
Net change in unrealized appreciation (depreciation)	(8,380,352)	23,617,373	11,961,570	39,706,204

Net increase (decrease) in net assets resulting from operations	(3,311,699)	32,692,670	32,533,268	78,852,392

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,720,476)	(8,877,857)	(21,607,879)	(38,450,095)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,565,321)	119,580,142	518,967,321	890,916,445

NET ASSETS
Total increase (decrease) in net assets	(18,597,496)	143,394,955	529,892,710	931,318,742
Beginning of period	487,913,218	344,518,263	3,103,352,838	2,172,034,096

End of period	$469,315,722	$487,913,218	$3,633,245,548	$3,103,352,838

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

87	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of period	$62.85		$58.68	$58.11	$58.06	$59.43	$58.83

Net investment income(b)	0.57		1.25	1.28	1.25	1.30	1.46
Net realized and unrealized gain (loss)(c)	(0.40)		4.16	0.56	0.04	(1.41)	0.64

Net increase (decrease) from investment operations	0.17		5.41	1.84	1.29	(0.11)	2.10

Distributions(d)
From net investment income	(0.59)		(1.24)	(1.27)	(1.24)	(1.26)	(1.50)

Total distributions	(0.59)		(1.24)	(1.27)	(1.24)	(1.26)	(1.50)

Net asset value, end of period	$62.43		$62.85	$58.68	$58.11	$58.06	$59.43

Total Return
Based on net asset value	0.30	%(e)	9.30%	3.22%	2.21%	(0.21)%	3.69%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.83	%(f)	2.05%	2.20%	2.12%	2.19%	2.49%

Supplemental Data
Net assets, end of period (000)	$1,588,884		$1,580,727	$1,094,358	$886,116	$725,797	$505,177

Portfolio turnover rate(g)	7	%(e)	9%	32%	32%	25%	8%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	88

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$117.12		$109.84	$108.64	$108.92	$111.33	$110.30

Net investment income(a)	1.26		2.75	2.77	2.51	2.48	2.67
Net realized and unrealized gain (loss)(b)	(1.19)		7.27	1.14	(0.29)	(2.51)	1.12

Net increase (decrease) from investment operations	0.07		10.02	3.91	2.22	(0.03)	3.79

Distributions(c)
From net investment income	(1.28)		(2.74)	(2.71)	(2.50)	(2.38)	(2.76)

Total distributions	(1.28)		(2.74)	(2.71)	(2.50)	(2.38)	(2.76)

Net asset value, end of period	$115.91		$117.12	$109.84	$108.64	$108.92	$111.33

Total Return
Based on net asset value	0.11	%(d)	9.21%	3.67%	2.04%	(0.05)%	3.54%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.07%	0.12%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.07	%(e)	0.07%	0.11%	0.25%	0.25%	0.25%

Net investment income	2.19	%(e)	2.42%	2.55%	2.28%	2.23%	2.44%

Supplemental Data
Net assets, end of period (000)	$17,920,058		$16,548,522	$11,412,142	$9,082,004	$7,831,526	$6,268,018

Portfolio turnover rate(f)	6	%(d)	8%	10%	10%	8%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

89	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of period	$58.43		$55.12	$54.66	$55.04	$56.36	$55.76

Net investment income(b)	0.58		1.24	1.36	1.34	1.34	1.44
Net realized and unrealized gain (loss)(c)	(0.84)		3.31	0.46	(0.35)	(1.34)	0.61

Net increase (decrease) from investment operations	(0.26)		4.55	1.82	0.99	0.00	2.05

Distributions(d)
From net investment income	(0.59)		(1.24)	(1.36)	(1.32)	(1.32)	(1.45)
From net realized gain	—		—	—	(0.05)	—	—

Total distributions	(0.59)		(1.24)	(1.36)	(1.37)	(1.32)	(1.45)

Net asset value, end of period	$57.58		$58.43	$55.12	$54.66	$55.04	$56.36

Total Return
Based on net asset value	(0.41	)%(e)	8.33%	3.39%	1.79%	(0.01)%	3.79%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.01	%(f)	2.18%	2.49%	2.40%	2.38%	2.60%

Supplemental Data
Net assets, end of period (000)	$469,316		$487,913	$344,518	$295,157	$242,190	$219,805

Portfolio turnover rate(g)	2	%(e)	7%	19%	31%	21%	11%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	90

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$107.38		$105.70	$104.90	$105.74	$106.40	$106.06

Net investment income(a)	0.70		1.69	1.52	1.03	0.84	0.81
Net realized and unrealized gain (loss)(b)	0.47		1.67	0.72	(0.86)	(0.71)	0.35

Net increase from investment operations	1.17		3.36	2.24	0.17	0.13	1.16

Distributions(c)
From net investment income	(0.74)		(1.68)	(1.44)	(1.01)	(0.79)	(0.82)

Total distributions	(0.74)		(1.68)	(1.44)	(1.01)	(0.79)	(0.82)

Net asset value, end of period	$107.81		$107.38	$105.70	$104.90	$105.74	$106.40

Total Return
Based on net asset value	1.12	%(d)	3.19%	2.15%	0.16%	0.14%	1.13%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.07%	0.12%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.07	%(e)	0.07%	0.11%	0.25%	0.25%	0.25%

Net investment income	1.30	%(e)	1.59%	1.45%	0.97%	0.79%	0.76%

Supplemental Data
Net assets, end of period (000)	$3,633,246		$3,103,353	$2,172,034	$1,536,791	$1,438,050	$1,010,753

Portfolio turnover rate(f)	12	%(d)	19%	24%	21%	19%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

91	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$—	$6,001,775
National Muni Bond	—	15,004,439
Short-Term National Muni Bond	10,855,154	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$284,451,062	$102,323,086
National Muni Bond	3,023,072,776	1,025,872,131
New York Muni Bond	35,608,376	8,115,000
Short-Term National Muni Bond	963,264,650	366,203,469

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$—	$158,131,237
National Muni Bond	288,606,805	786,513,761
New York Muni Bond	—	34,048,875
Short-Term National Muni Bond	18,318,613	116,131,189

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 29, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
California Muni Bond	$294,657
National Muni Bond	24,570,770
New York Muni Bond	47,908
Short-Term National Muni Bond	1,224,557

N O T E S T O F I N A N C I A L S T A T E M E N T S	94

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,485,247,976	$88,626,091	$(657,220)	$87,968,871
National Muni Bond	16,926,089,075	881,395,260	(15,049,366)	866,345,894
New York Muni Bond	447,071,854	20,039,041	(822,857)	19,216,184
Short-Term National Muni Bond	3,548,857,009	59,280,128	(2,123,260)	57,156,868

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the schedule of investments.

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Notes to Financial Statements  (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/20		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

California Muni Bond
Shares sold	3,550,000	$218,328,264	6,500,000	$396,371,665
Shares redeemed	(3,250,000)	(189,550,496)	—	—

Net increase	300,000	$28,777,768	6,500,000	$396,371,665

National Muni Bond
Shares sold	27,500,000	$3,149,896,977	44,100,000	$4,991,354,526
Shares redeemed	(14,200,000)	(1,590,144,959)	(6,700,000)	(760,620,663)

Net increase	13,300,000	$1,559,752,018	37,400,000	$4,230,733,863

New York Muni Bond
Shares sold	450,000	$25,905,818	2,100,000	$119,580,142
Shares redeemed	(650,000)	(36,471,139)	—	—

Net increase (decrease)	(200,000)	$(10,565,321)	2,100,000	$119,580,142

Short-Term National Muni Bond
Shares sold	7,050,000	$757,782,794	8,350,000	$890,916,445
Shares redeemed	(2,250,000)	(238,815,473)	—	—

Net increase	4,800,000	$518,967,321	8,350,000	$890,916,445

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	96

Board Review and Approval of Investment Advisory Contract

iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short-Term National Muni Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	98

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond(a)	$0.584530	$—	$0.003359	$0.587889	99%	—%	1%		100%
National Muni Bond(a)	1.277075	—	0.006109	1.283184	100	—	0	(b)	100
New York Muni Bond(a)	0.584760	—	0.004356	0.589116	99	—	1		100
Short-Term National Muni Bond(a)	0.735946	—	0.006582	0.742528	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	100

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-206-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

🌑	iShares Short-Term Corporate Bond ETF | IGSB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.63%	21.94%

U.S. small cap equities (Russell 2000® Index)	6.57	6.02

International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13

Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”) (formerly the ICE BofAML US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.94%	7.23%	5.83%	4.85%	7.23%	32.76%	60.58%
Fund Market	3.18	7.28	5.91	4.77	7.28	33.26	59.37
Index	3.11	7.46	6.03	5.07	7.46	34.00	64.01

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,029.40	$0.31		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	1.4%
Aa	7.9
A	39.0
Baa	47.9
Ba	2.0
Not Rated	1.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
1-5 Years	33.1%
5-10 Years	30.0
10-15 Years	4.7
15-20 Years	7.3
More than 20 Years	24.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® Short-Term Corporate Bond ETF

Investment Objective

The iShares Short-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”) (formerly the ICE BofAML 1-5 Year US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.51%	5.20%	3.14%	2.32%	5.20%	16.71%	25.75%
Fund Market	2.62	5.26	3.13	2.27	5.26	16.64	25.15
Index	2.87	5.59	3.40	2.64	5.59	18.21	29.74

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA 1-5 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,025.10	$0.31		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	0.9%
Aa	7.9
A	41.4
Baa	46.2
Ba	1.6
Not Rated	2.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	0.7%
1-2 Years	21.8
2-3 Years	27.5
3-4 Years	23.3
4-5 Years	22.9
5-6 Years	3.3
8-9 Years	0.1
9-10 Years	0.3
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	6

Schedule of Investments (unaudited) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$565	$584,694
3.75%, 02/15/23	343	366,237
4.00%, 03/15/22	219	229,223
4.20%, 04/15/24(a)	445	493,937
4.65%, 10/01/28 (Call 07/01/28)(a)	295	348,080
4.75%, 03/30/30 (Call 12/30/29)	100	120,324
5.40%, 10/01/48 (Call 04/01/48)	261	309,568
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	553	571,963
4.20%, 06/01/30 (Call 03/01/30)	276	321,369
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	1,581	1,781,649
3.63%, 05/01/22	586	615,578
3.65%, 11/01/24 (Call 08/01/24)	246	272,391
WPP Finance 2010
3.63%, 09/07/22	350	367,202
3.75%, 09/19/24	396	434,459

		6,816,674

Aerospace & Defense — 1.9%
Airbus Finance BV, 2.70%, 04/17/23(b)	750	784,018
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	430	490,097
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	10	11,130
3.85%, 12/15/25 (Call 09/15/25)(b)	803	907,470
4.75%, 10/07/44(b)	325	411,110
BAE Systems PLC, 3.40%, 04/15/30 (Call 01/15/30)(b)	1,200	1,347,583
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	800	794,817
2.13%, 03/01/22 (Call 02/01/22)	516	519,715
2.20%, 10/30/22 (Call 08/30/22)(a)	1,669	1,686,953
2.25%, 06/15/26 (Call 03/15/26)(a)	355	348,167
2.35%, 10/30/21	240	242,688
2.50%, 03/01/25 (Call 12/01/24)(a)	836	830,286
2.60%, 10/30/25 (Call 07/30/25)	810	807,164
2.70%, 05/01/22	80	81,643
2.70%, 02/01/27 (Call 12/01/26)	150	145,663
2.80%, 03/01/23 (Call 02/01/23)	355	362,116
2.80%, 03/01/24 (Call 02/01/24)	750	764,159
2.80%, 03/01/27 (Call 12/01/26)	555	539,983
2.85%, 10/30/24 (Call 07/30/24)(a)	696	699,991
2.95%, 02/01/30 (Call 11/01/29)	480	469,542
3.10%, 05/01/26 (Call 03/01/26)	1,005	1,006,555
3.20%, 03/01/29 (Call 12/01/28)	640	635,093
3.25%, 03/01/28 (Call 12/01/27)	543	539,139
3.25%, 02/01/35 (Call 11/01/34)	241	226,281
3.30%, 03/01/35 (Call 09/01/34)(a)	57	52,915
3.38%, 06/15/46 (Call 12/15/45)	290	246,472
3.45%, 11/01/28 (Call 08/01/28)	510	511,282
3.50%, 03/01/39 (Call 09/01/38)	355	320,928
3.50%, 03/01/45 (Call 09/01/44)	175	152,402
3.55%, 03/01/38 (Call 09/01/37)	235	212,565
3.60%, 05/01/34 (Call 02/01/34)	495	485,683
3.63%, 03/01/48 (Call 09/01/47)	100	87,548
3.65%, 03/01/47 (Call 09/01/46)	310	268,620
3.75%, 02/01/50 (Call 08/01/49)	618	555,580
3.83%, 03/01/59 (Call 09/01/58)	305	268,809
3.85%, 11/01/48 (Call 05/01/48)	355	316,253

Security	Par (000)	Value

Aerospace & Defense (continued)
3.90%, 05/01/49 (Call 11/01/48)	$480	$439,558
3.95%, 08/01/59 (Call 02/01/59)	648	600,381
4.51%, 05/01/23 (Call 04/01/23)	41	43,304
4.88%, 05/01/25 (Call 04/01/25)	2,075	2,257,877
5.04%, 05/01/27 (Call 03/01/27)	1,135	1,249,832
5.15%, 05/01/30 (Call 02/01/30)	2,740	3,070,659
5.71%, 05/01/40 (Call 11/01/39)	1,625	1,887,177
5.81%, 05/01/50 (Call 11/01/49)	3,180	3,815,051
5.88%, 02/15/40	515	588,991
5.93%, 05/01/60 (Call 11/01/59)	1,985	2,429,554
6.13%, 02/15/33	284	337,497
6.63%, 02/15/38(a)	247	300,195
6.88%, 03/15/39	333	414,222
7.95%, 08/15/24	560	660,199
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,420	1,477,533
2.13%, 08/15/26 (Call 05/15/26)	1,080	1,162,646
2.25%, 11/15/22 (Call 08/15/22)	1,186	1,230,370
2.38%, 11/15/24 (Call 09/15/24)	184	197,868
2.63%, 11/15/27 (Call 08/15/27)	495	542,882
3.25%, 04/01/25 (Call 03/01/25)	39	43,373
3.38%, 05/15/23 (Call 04/15/23)	1,309	1,410,409
3.50%, 05/15/25 (Call 03/15/25)	1,078	1,210,737
3.50%, 04/01/27 (Call 02/01/27)	518	593,246
3.63%, 04/01/30 (Call 01/01/30)	625	742,198
3.75%, 05/15/28 (Call 02/15/28)	155	182,384
4.25%, 04/01/40 (Call 10/01/39)	190	239,954
4.25%, 04/01/50 (Call 10/01/49)(a)	825	1,075,386
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	347	373,010
4.70%, 08/15/25 (Call 05/15/25)(a)	515	572,303
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	300	337,225
3.85%, 06/15/23 (Call 05/15/23)	434	471,437
3.85%, 12/15/26 (Call 09/15/26)	358	412,691
3.95%, 05/28/24 (Call 02/28/24)	242	265,175
4.40%, 06/15/28 (Call 03/15/28)	2,298	2,743,369
4.85%, 04/27/35 (Call 10/27/34)	220	291,405
5.05%, 04/27/45 (Call 10/27/44)	440	588,442
6.15%, 12/15/40	150	219,832
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	300	317,275
2.90%, 03/01/25 (Call 12/01/24)	433	474,082
3.10%, 01/15/23 (Call 11/15/22)	594	629,421
3.35%, 09/15/21	410	423,022
3.55%, 01/15/26 (Call 10/15/25)	586	670,488
3.60%, 03/01/35 (Call 09/01/34)	163	195,696
3.80%, 03/01/45 (Call 09/01/44)	895	1,093,327
4.07%, 12/15/42	1,288	1,625,690
4.09%, 09/15/52 (Call 03/15/52)	1,143	1,484,800
4.50%, 05/15/36 (Call 11/15/35)	538	695,572
4.70%, 05/15/46 (Call 11/15/45)	1,103	1,510,777
5.72%, 06/01/40	45	66,093
Series B, 6.15%, 09/01/36	200	297,561
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	973	1,017,913
2.93%, 01/15/25 (Call 11/15/24)	329	359,054
3.20%, 02/01/27 (Call 11/01/26)	926	1,045,528
3.25%, 08/01/23	1,692	1,834,256
3.25%, 01/15/28 (Call 10/15/27)	1,122	1,270,060

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.85%, 04/15/45 (Call 10/15/44)	$741	$878,310
4.03%, 10/15/47 (Call 04/15/47)	1,478	1,806,455
4.40%, 05/01/30 (Call 02/01/30)	49	60,631
4.75%, 06/01/43	459	596,086
5.05%, 11/15/40	645	854,218
5.15%, 05/01/40 (Call 11/01/39)	35	47,500
5.25%, 05/01/50 (Call 11/01/49)	635	913,142
Northrop Grumman Systems Corp.
7.75%, 02/15/31	200	305,106
7.88%, 03/01/26(a)	100	132,551
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	350	370,001
2.50%, 12/15/22 (Call 09/15/22)(b)	2,083	2,168,720
2.65%, 11/01/26 (Call 08/01/26)	25	27,726
2.80%, 03/15/22 (Call 02/15/22)(b)	475	491,410
3.13%, 05/04/27 (Call 02/04/27)	828	917,390
3.13%, 07/01/50 (Call 01/01/50)	135	144,812
3.20%, 03/15/24 (Call 01/15/24)(b)	1,086	1,174,041
3.50%, 03/15/27 (Call 12/15/26)(b)	590	669,446
3.70%, 12/15/23 (Call 09/15/23)(b)	560	611,351
3.75%, 11/01/46 (Call 05/01/46)	1,075	1,241,459
3.95%, 08/16/25 (Call 06/16/25)	1,148	1,315,107
4.05%, 05/04/47 (Call 11/04/46)	470	568,318
4.13%, 11/16/28 (Call 08/16/28)	1,747	2,082,293
4.15%, 05/15/45 (Call 11/16/44)	751	909,309
4.20%, 12/15/44 (Call 06/15/44)(b)	310	358,170
4.35%, 04/15/47 (Call 10/15/46)(a)(b)	687	855,535
4.45%, 11/16/38 (Call 05/16/38)	725	897,476
4.50%, 06/01/42	2,200	2,796,989
4.63%, 11/16/48 (Call 05/16/48)	1,025	1,350,455
4.70%, 12/15/41(b)	187	235,569
4.80%, 12/15/43 (Call 06/15/43)(b)	328	421,925
4.88%, 10/15/40(b)	425	546,427
5.40%, 05/01/35	549	749,332
5.70%, 04/15/40	553	771,658
6.05%, 06/01/36	525	747,858
6.13%, 07/15/38	780	1,144,425
6.70%, 08/01/28	607	829,047
7.50%, 09/15/29	450	658,944

		98,268,599

Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	251	266,534
2.63%, 09/16/26 (Call 06/16/26)(a)	1,185	1,280,802
2.85%, 08/09/22	2,188	2,284,144
2.95%, 05/02/23	439	464,600
3.40%, 05/06/30 (Call 02/06/30)	275	303,181
3.49%, 02/14/22	420	438,206
3.80%, 02/14/24 (Call 01/14/24)	224	245,734
3.88%, 09/16/46 (Call 03/16/46)	967	1,009,499
4.00%, 01/31/24	1,296	1,432,934
4.25%, 08/09/42	962	1,020,900
4.40%, 02/14/26 (Call 12/14/25)	1,344	1,557,762
4.45%, 05/06/50 (Call 11/06/49)	160	182,920
4.50%, 05/02/43	817	896,255
4.80%, 02/14/29 (Call 11/14/28)	2,018	2,412,711
5.38%, 01/31/44(a)	1,260	1,563,866
5.80%, 02/14/39 (Call 08/14/38)	1,384	1,763,920
5.95%, 02/14/49 (Call 08/14/48)	1,004	1,364,884
6.20%, 02/14/59 (Call 08/14/58)	673	920,211

Security	Par (000)	Value

Agriculture (continued)
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	$531	$578,288
2.75%, 03/27/25 (Call 02/27/25)	130	141,614
3.25%, 03/27/30 (Call 12/27/29)	1,008	1,159,187
3.38%, 03/15/22 (Call 02/15/22)	1,075	1,123,437
3.75%, 09/15/47 (Call 03/15/47)	35	43,698
4.02%, 04/16/43(a)	696	873,219
4.50%, 03/15/49 (Call 09/15/48)	180	252,041
4.54%, 03/26/42	63	84,297
5.77%, 03/01/41(c)	475	713,735
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	1,315	1,366,646
2.79%, 09/06/24 (Call 08/06/24)	297	316,155
3.22%, 08/15/24 (Call 06/15/24)	318	343,088
3.22%, 09/06/26 (Call 07/06/26)	558	605,421
3.46%, 09/06/29 (Call 06/06/29)	177	192,447
3.56%, 08/15/27 (Call 05/15/27)	2,255	2,469,890
4.39%, 08/15/37 (Call 02/15/37)	951	1,036,603
4.54%, 08/15/47 (Call 02/15/47)	1,724	1,875,292
4.70%, 04/02/27 (Call 02/02/27)	224	259,691
4.76%, 09/06/49 (Call 03/06/49)	848	950,686
4.91%, 04/02/30 (Call 01/02/30)	315	375,028
5.28%, 04/02/50 (Call 10/02/49)	676	811,626
BAT International Finance PLC
3.25%, 06/07/22(a)(b)	1,310	1,370,952
3.50%, 06/15/22(b)	424	445,352
3.95%, 06/15/25(a)(b)	1,266	1,413,292
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,179	1,227,058
3.25%, 08/15/26 (Call 05/15/26)(a)	277	297,267
3.75%, 09/25/27 (Call 06/25/27)	540	586,746
4.35%, 03/15/24 (Call 02/15/24)	690	758,425
Cargill Inc.
1.38%, 07/23/23(b)	74	75,761
2.13%, 04/23/30 (Call 01/23/30)(b)	500	523,403
3.25%, 03/01/23(b)	28	29,875
3.25%, 05/23/29 (Call 02/23/29)(b)	529	598,352
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	250	304,576
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	1,025	1,082,980
3.50%, 07/26/26 (Call 05/26/26)(b)	275	299,536
3.75%, 07/21/22 (Call 05/21/22)(b)	925	966,340
3.88%, 07/26/29 (Call 04/26/29)(a)(b)	374	408,492
4.25%, 07/21/25 (Call 04/21/25)(b)	1,075	1,195,574
Philip Morris International Inc.
1.13%, 05/01/23	135	137,326
1.50%, 05/01/25 (Call 04/01/25)	134	138,623
2.10%, 05/01/30 (Call 02/01/30)	340	352,834
2.13%, 05/10/23 (Call 03/10/23)	104	108,239
2.38%, 08/17/22 (Call 07/17/22)	1,235	1,280,320
2.50%, 08/22/22	997	1,040,252
2.50%, 11/02/22 (Call 10/02/22)	524	546,890
2.63%, 02/18/22 (Call 01/18/22)	138	142,198
2.63%, 03/06/23	193	203,288
2.75%, 02/25/26 (Call 11/25/25)	619	680,986
2.88%, 05/01/24 (Call 04/01/24)	246	265,390
2.90%, 11/15/21	407	419,560
3.13%, 08/17/27 (Call 05/17/27)(a)	305	342,062
3.13%, 03/02/28 (Call 12/02/27)	643	720,347
3.25%, 11/10/24	542	600,955

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.38%, 08/11/25 (Call 05/11/25)	$260	$290,487
3.38%, 08/15/29 (Call 05/15/29)	800	912,224
3.60%, 11/15/23	264	288,931
3.88%, 08/21/42	383	441,497
4.13%, 03/04/43	256	303,266
4.25%, 11/10/44	809	988,846
4.38%, 11/15/41	1,191	1,463,905
4.50%, 03/20/42(a)	745	915,706
4.88%, 11/15/43	420	545,513
6.38%, 05/16/38	763	1,147,075
Reynolds American Inc.
4.00%, 06/12/22	938	994,098
4.45%, 06/12/25 (Call 03/12/25)	1,385	1,577,210
4.85%, 09/15/23	1,112	1,242,575
5.70%, 08/15/35 (Call 02/15/35)	903	1,119,456
5.85%, 08/15/45 (Call 02/15/45)	1,276	1,582,930
6.15%, 09/15/43(a)	608	764,569
7.25%, 06/15/37	754	1,012,181

		69,134,872

Airlines — 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	150	156,000
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,086	1,018,699
2.75%, 11/16/22 (Call 10/16/22)	185	189,773
3.00%, 11/15/26 (Call 08/15/26)	99	99,865
3.45%, 11/16/27 (Call 08/16/27)	234	233,728
4.75%, 05/04/23	705	751,116
5.13%, 06/15/27 (Call 04/15/27)	678	740,007
5.25%, 05/04/25 (Call 04/04/25)	130	141,886

		3,331,074

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,076	1,172,114
2.40%, 03/27/25 (Call 02/27/25)	206	222,301
2.75%, 03/27/27 (Call 01/27/27)	210	233,227
2.85%, 03/27/30 (Call 12/27/29)	1,030	1,150,902
3.25%, 03/27/40 (Call 09/27/39)	631	711,107
3.38%, 11/01/46 (Call 05/01/46)	351	404,277
3.38%, 03/27/50 (Call 09/27/49)	1,120	1,289,139
3.63%, 05/01/43 (Call 11/01/42)	595	707,399
3.88%, 11/01/45 (Call 05/01/45)	669	813,047
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(b)	125	128,175
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	150	155,286
3.75%, 09/15/25 (Call 07/15/25)(a)	899	1,010,197
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)(a)	50	50,287
4.13%, 07/15/27 (Call 04/15/27)	778	760,062
4.25%, 04/01/25 (Call 01/01/25)(a)	873	890,020
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,089	1,157,702
2.80%, 04/23/27 (Call 02/23/27)	48	51,903
2.95%, 04/23/30 (Call 01/23/30)	1,500	1,630,220

		12,537,365

Auto Manufacturers — 2.0%
American Honda Finance Corp.
0.88%, 07/07/23	14	14,118
1.70%, 09/09/21	500	506,718

Security	Par (000)	Value

Auto Manufacturers (continued)
1.95%, 05/20/22	$305	$312,792
1.95%, 05/10/23	455	472,030
2.05%, 01/10/23	963	998,652
2.15%, 09/10/24	755	797,395
2.20%, 06/27/22	768	792,622
2.30%, 09/09/26	382	408,414
2.35%, 01/08/27	335	358,261
2.40%, 06/27/24	1,050	1,111,390
2.60%, 11/16/22	623	653,192
2.90%, 02/16/24	613	656,532
3.38%, 12/10/21	360	373,371
3.45%, 07/14/23	1,087	1,172,533
3.50%, 02/15/28	100	115,515
3.55%, 01/12/24	1,348	1,473,104
3.63%, 10/10/23(a)	1,117	1,219,706
BMW Finance NV
2.25%, 08/12/22(b)	709	730,673
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	859	906,006
2.85%, 08/14/29 (Call 05/14/29)(a)(b)	350	376,720
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	100	101,360
2.25%, 09/15/23 (Call 07/15/23)(b)	95	99,027
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	1,070	1,161,445
2.95%, 04/14/22(a)(b)	963	1,002,099
3.15%, 04/18/24 (Call 03/18/24)(b)	575	619,444
3.45%, 04/12/23 (Call 03/12/23)(b)	1,665	1,778,995
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	100	113,642
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	854	968,651
3.80%, 04/06/23(b)	335	362,274
3.90%, 04/09/25 (Call 03/09/25)(b)	55	61,877
3.95%, 08/14/28 (Call 05/14/28)(b)	390	448,076
4.15%, 04/09/30 (Call 01/09/30)(b)	251	297,434
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	298	325,326
4.88%, 10/01/43 (Call 04/01/43)	100	134,801
Daimler Finance North America LLC
2.13%, 03/10/25(b)	825	853,221
2.20%, 10/30/21(b)	500	508,727
2.55%, 08/15/22(b)	1,334	1,381,417
2.63%, 03/10/30(b)	350	356,730
2.70%, 06/14/24(a)(b)	711	754,353
3.10%, 08/15/29(a)(b)	495	526,449
3.30%, 05/19/25(a)(b)	932	1,017,418
3.40%, 02/22/22(b)	975	1,013,041
3.45%, 01/06/27(a)(b)	1,055	1,139,274
3.50%, 08/03/25(a)(b)	300	331,185
3.65%, 02/22/24(a)(b)	775	840,634
3.70%, 05/04/23(b)	620	665,269
3.75%, 11/05/21(b)	725	750,048
3.75%, 02/22/28(b)	174	192,189
4.30%, 02/22/29(b)	150	173,370
8.50%, 01/18/31	1,244	1,912,500
General Motors Co.
4.00%, 04/01/25(a)	318	343,488
4.20%, 10/01/27 (Call 07/01/27)	809	861,084
4.88%, 10/02/23	723	789,747
5.00%, 10/01/28 (Call 07/01/28)	412	458,431
5.00%, 04/01/35	516	560,918
5.15%, 04/01/38 (Call 10/01/37)	886	943,438
5.20%, 04/01/45	1,039	1,125,595

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 10/02/23	$105	$116,441
5.40%, 04/01/48 (Call 10/01/47)(a)	397	436,228
5.95%, 04/01/49 (Call 10/01/48)	705	831,773
6.25%, 10/02/43(a)	881	1,027,857
6.60%, 04/01/36 (Call 10/01/35)	335	402,391
6.75%, 04/01/46 (Call 10/01/45)(a)	636	773,023
6.80%, 10/01/27 (Call 08/01/27)	28	34,235
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	655	676,676
2.90%, 02/26/25 (Call 01/26/25)	295	305,345
3.15%, 06/30/22 (Call 05/30/22)	987	1,016,952
3.25%, 01/05/23 (Call 12/05/22)	1,061	1,101,138
3.45%, 01/14/22 (Call 12/14/21)	747	766,379
3.45%, 04/10/22 (Call 02/10/22)	1,172	1,206,441
3.50%, 11/07/24 (Call 09/07/24)	691	730,726
3.55%, 07/08/22	1,180	1,226,882
3.60%, 06/21/30 (Call 03/21/30)	918	960,396
3.70%, 05/09/23 (Call 03/09/23)	451	472,627
3.85%, 01/05/28 (Call 10/05/27)	456	480,030
3.95%, 04/13/24 (Call 02/13/24)	698	745,449
4.00%, 01/15/25 (Call 10/15/24)	899	967,962
4.00%, 10/06/26 (Call 07/06/26)	601	647,929
4.15%, 06/19/23 (Call 05/19/23)	1,266	1,348,044
4.20%, 11/06/21	891	921,461
4.25%, 05/15/23	965	1,029,436
4.30%, 07/13/25 (Call 04/13/25)	739	805,643
4.35%, 04/09/25 (Call 02/09/25)	747	817,041
4.35%, 01/17/27 (Call 10/17/26)	633	686,106
4.38%, 09/25/21	444	459,206
5.10%, 01/17/24 (Call 12/17/23)	903	992,311
5.20%, 03/20/23	805	878,195
5.25%, 03/01/26 (Call 12/01/25)	1,080	1,228,154
5.65%, 01/17/29 (Call 10/17/28)	375	439,405
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	370	376,957
3.35%, 02/15/23 (Call 01/15/23)(b)	101	105,200
3.35%, 06/08/25 (Call 05/08/25)(b)	10	10,608
4.05%, 02/04/22(b)	800	830,522
Hyundai Capital America
2.38%, 02/10/23(b)	812	833,432
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	429	445,722
2.75%, 09/27/26(a)(b)	100	103,937
2.85%, 11/01/22(a)(b)	745	771,380
3.00%, 06/20/22(b)	125	128,852
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	433	453,192
3.10%, 04/05/22(a)(b)	485	499,995
3.25%, 09/20/22(b)	750	781,914
3.40%, 06/20/24(b)	185	197,246
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	1,950	2,108,768
4.13%, 06/08/23(b)	140	150,482
4.30%, 02/01/24(b)	870	946,190
5.75%, 04/06/23(b)	412	459,061
5.88%, 04/07/25 (Call 03/07/25)(b)	230	270,051
6.38%, 04/08/30 (Call 01/08/30)(b)	50	64,550
Hyundai Capital Services Inc.
3.00%, 03/06/22(b)	1,000	1,029,847
3.75%, 03/05/23(b)	500	530,753
Kia Motors Corp., 3.25%, 04/21/26(b)	700	755,616
Nissan Motor Acceptance Corp. 1.90%, 09/14/21(b)	75	74,545

Security	Par (000)	Value

Auto Manufacturers (continued)
2.60%, 09/28/22(b)	$1,238	$1,245,897
2.65%, 07/13/22(b)	1,361	1,369,719
2.80%, 01/13/22(b)	725	729,867
3.45%, 03/15/23(b)	838	860,616
3.65%, 09/21/21(b)	420	425,483
3.88%, 09/21/23(b)	85	88,643
PACCAR Financial Corp.
1.80%, 02/06/25	75	78,693
1.90%, 02/07/23	280	290,014
2.00%, 09/26/22	180	185,962
2.15%, 08/15/24(a)	650	688,368
2.30%, 08/10/22	277	287,392
2.65%, 05/10/22	245	254,735
2.85%, 03/01/22	280	290,571
Toyota Motor Corp.
2.16%, 07/02/22	46	47,503
2.36%, 07/02/24(a)	155	165,504
3.42%, 07/20/23(a)	509	550,474
3.67%, 07/20/28(a)	455	538,098
Toyota Motor Credit Corp.
1.35%, 08/25/23	370	379,668
1.80%, 02/13/25	141	147,480
2.15%, 09/08/22(a)	790	817,975
2.15%, 02/13/30	163	172,977
2.25%, 10/18/23	417	438,610
2.60%, 01/11/22	909	937,223
2.63%, 01/10/23	1,179	1,237,905
2.65%, 04/12/22	150	155,573
2.70%, 01/11/23	256	269,273
2.80%, 07/13/22(a)	665	695,783
2.90%, 03/30/23(a)	310	329,390
2.90%, 04/17/24	1,040	1,119,854
3.00%, 04/01/25	39	42,921
3.05%, 01/11/28	321	361,919
3.20%, 01/11/27	1,556	1,750,354
3.30%, 01/12/22	757	786,885
3.38%, 04/01/30	1,533	1,790,683
3.40%, 09/15/21	1,015	1,047,192
3.40%, 04/14/25(a)	415	463,419
3.45%, 09/20/23	872	950,057
3.65%, 01/08/29	10	11,846
Volkswagen Group of America Finance LLC
2.70%, 09/26/22(a)(b)	1,210	1,257,979
2.85%, 09/26/24 (Call 08/26/24)(a)(b)	825	879,954
3.13%, 05/12/23(b)	500	530,620
3.20%, 09/26/26 (Call 07/26/26)(b)	1,190	1,312,263
3.35%, 05/13/25(b)	400	439,642
3.75%, 05/13/30(b)	205	235,605
4.00%, 11/12/21(b)	500	520,193
4.25%, 11/13/23(b)	745	824,174
4.63%, 11/13/25(a)(b)	225	263,300
4.75%, 11/13/28(a)(b)	1,120	1,355,626

		104,507,305

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	111	122,528
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	777	898,756
4.35%, 03/15/29 (Call 12/15/28)(a)	529	591,453
4.40%, 10/01/46 (Call 04/01/46)(a)	200	194,408
5.40%, 03/15/49 (Call 09/15/48)	356	397,004

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	$221	$234,145
3.38%, 03/15/25 (Call 12/15/24)(a)	309	336,506
4.38%, 03/15/45 (Call 09/15/44)(a)	620	678,246
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	155	158,309
3.80%, 09/15/27 (Call 06/15/27)	583	623,006
4.25%, 05/15/29 (Call 02/15/29)	19	20,319
5.25%, 05/15/49 (Call 11/15/48)(a)	652	702,479
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	67	71,031
3.63%, 06/15/24 (Call 03/15/24)	1,097	1,213,124
4.15%, 10/01/25 (Call 07/01/25)	650	741,211
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(b)	520	536,685
3.24%, 03/16/23 (Call 02/16/23)(b)	250	264,087

		7,783,297

Banks — 18.8%
ABN AMRO Bank NV, 4.75%, 07/28/25(b)	350	395,117
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	200	212,026
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(d)	325	352,797
4.75%, 10/12/23(b)	901	987,035
ANZ New Zealand Int’l Ltd./London
1.90%, 02/13/23(b)	300	310,080
2.88%, 01/25/22(a)(b)	600	620,988
3.40%, 03/19/24(b)	1,425	1,552,077
3.45%, 07/17/27(b)	650	739,479
ASB Bank Ltd.
3.13%, 05/23/24(b)	500	541,389
3.75%, 06/14/23(b)	585	635,111
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(d)	1,000	1,041,621
4.40%, 05/19/26(b)	730	825,674
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	635	658,329
2.63%, 05/19/22	240	249,570
2.63%, 11/09/22	300	315,362
3.70%, 11/16/25	575	663,215
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(b)	280	291,200
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	475	497,622
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	385	405,455
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(b)	185	193,788
5.38%, 04/17/25(b)	1,500	1,691,250
Banco Santander SA
2.71%, 06/27/24	400	426,771
2.75%, 05/28/25	1,400	1,488,608
3.13%, 02/23/23	1,025	1,079,246
3.31%, 06/27/29	478	522,661
3.49%, 05/28/30	1,250	1,371,621
3.50%, 04/11/22	340	354,497
3.80%, 02/23/28	710	779,951
3.85%, 04/12/23(a)	660	710,170
4.25%, 04/11/27	950	1,074,000
4.38%, 04/12/28(a)	665	762,016

Security	Par (000)	Value

Banks (continued)
5.18%, 11/19/25	$290	$331,057
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	400	434,237
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(d)	814	824,225
1.49%, 05/19/24 (Call 05/19/23)(d)	57	58,426
1.90%, 07/23/31 (Call 07/23/30)(d)	50	50,277
2.02%, 02/13/26 (Call 02/13/25)(d)	773	805,722
2.46%, 10/22/25 (Call 10/22/24)(d)	750	793,853
2.50%, 10/21/22 (Call 10/21/21)(a)	2,013	2,060,655
2.50%, 02/13/31 (Call 02/13/30)(d)	1,628	1,715,866
2.59%, 04/29/31 (Call 04/29/30)(d)	2,060	2,195,663
2.68%, 06/19/41 (Call 06/19/40)(d)	825	842,155
2.82%, 07/21/23 (Call 07/21/22)(d)	1,171	1,218,832
2.88%, 04/24/23 (Call 04/24/22)(d)	1,226	1,271,522
2.88%, 10/22/30 (Call 10/22/29)(d)	1,560	1,697,731
3.00%, 12/20/23 (Call 12/20/22)(d)	1,293	1,362,450
3.09%, 10/01/25 (Call 10/01/24)(d)	345	374,782
3.12%, 01/20/23 (Call 01/20/22)(d)	1,446	1,496,971
3.19%, 07/23/30 (Call 07/23/29)(d)	2,519	2,799,578
3.25%, 10/21/27 (Call 10/21/26)	2,106	2,345,003
3.30%, 01/11/23	2,594	2,767,497
3.37%, 01/23/26 (Call 01/23/25)(d)	1,500	1,649,628
3.42%, 12/20/28 (Call 12/20/27)(d)	3,665	4,099,051
3.46%, 03/15/25 (Call 03/15/24)(d)	1,457	1,594,200
3.50%, 04/19/26(a)	2,034	2,307,699
3.55%, 03/05/24 (Call 03/05/23)(d)	2,029	2,172,276
3.56%, 04/23/27 (Call 04/23/26)(d)	1,775	1,996,000
3.59%, 07/21/28 (Call 07/21/27)(d)	1,313	1,481,740
3.71%, 04/24/28 (Call 04/24/27)(d)	1,467	1,664,082
3.82%, 01/20/28 (Call 01/20/27)(d)	1,275	1,451,158
3.86%, 07/23/24 (Call 07/23/23)(a)(d)	1,676	1,823,393
3.88%, 08/01/25	1,585	1,807,614
3.95%, 01/23/49 (Call 01/23/48)(d)	640	785,606
3.97%, 03/05/29 (Call 03/05/28)(d)	1,836	2,115,335
3.97%, 02/07/30 (Call 02/07/29)(d)	1,550	1,811,184
4.00%, 04/01/24	2,878	3,212,799
4.00%, 01/22/25	1,786	2,001,514
4.08%, 04/23/40 (Call 04/23/39)(d)	1,053	1,275,525
4.08%, 03/20/51 (Call 03/20/50)(d)	3,576	4,477,942
4.10%, 07/24/23(a)	1,555	1,715,041
4.13%, 01/22/24	1,348	1,507,999
4.20%, 08/26/24	2,576	2,887,478
4.24%, 04/24/38 (Call 04/24/37)(d)	1,330	1,623,256
4.25%, 10/22/26	1,609	1,863,824
4.27%, 07/23/29 (Call 07/23/28)(d)	2,692	3,183,947
4.33%, 03/15/50 (Call 03/15/49)(d)	2,510	3,246,246
4.44%, 01/20/48 (Call 01/20/47)(d)	903	1,160,107
4.45%, 03/03/26	1,924	2,230,172
4.88%, 04/01/44	252	340,043
5.00%, 01/21/44(a)	1,654	2,296,134
5.70%, 01/24/22	208	223,220
5.88%, 02/07/42	1,420	2,123,050
6.11%, 01/29/37	1,131	1,619,029
6.22%, 09/15/26	600	738,041
7.75%, 05/14/38	1,070	1,779,038
Series L, 3.95%, 04/21/25	1,018	1,143,646
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,307	1,507,453
Series L, 4.75%, 04/21/45(a)	627	838,405
Bank of America N.A. 3.34%, 01/25/23 (Call 01/25/22)(d)	325	338,237

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 10/15/36	$956	$1,389,135
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(d)(e)	2,251	2,414,197
Bank of China Ltd., 5.00%, 11/13/24(b)	1,655	1,855,768
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	870	944,199
Bank of Montreal
1.85%, 05/01/25	25	26,258
2.05%, 11/01/22	1,060	1,097,015
2.35%, 09/11/22	1,021	1,064,074
2.50%, 06/28/24	908	971,723
2.55%, 11/06/22 (Call 10/06/22)	1,100	1,149,977
2.90%, 03/26/22	50	52,009
3.80%, 12/15/32 (Call 12/15/27)(d)	1,600	1,773,312
4.34%, 10/05/28 (Call 10/05/23)(d)	550	593,939
Series E, 3.30%, 02/05/24	1,625	1,774,011
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	346	360,994
1.85%, 01/27/23 (Call 01/02/23)	202	208,932
1.95%, 08/23/22	351	362,693
2.10%, 10/24/24	100	106,640
2.20%, 08/16/23 (Call 06/16/23)	802	841,458
2.45%, 08/17/26 (Call 05/17/26)	900	985,598
2.60%, 02/07/22 (Call 01/07/22)	525	541,718
2.66%, 05/16/23 (Call 05/16/22)(d)	315	326,524
2.80%, 05/04/26 (Call 02/04/26)	579	646,388
2.95%, 01/29/23 (Call 12/29/22)	122	129,294
3.00%, 10/30/28 (Call 07/30/28)(a)	671	751,862
3.25%, 09/11/24 (Call 08/11/24)	391	431,613
3.25%, 05/16/27 (Call 02/16/27)	88	99,786
3.30%, 08/23/29 (Call 05/23/29)	1,063	1,228,928
3.40%, 05/15/24 (Call 04/15/24)	338	373,388
3.40%, 01/29/28 (Call 10/29/27)	114	132,570
3.44%, 02/07/28 (Call 02/07/27)(a)(d)	461	533,308
3.45%, 08/11/23	897	978,134
3.50%, 04/28/23	1,037	1,124,394
3.55%, 09/23/21 (Call 08/23/21)	850	877,257
3.85%, 04/28/28	404	489,827
3.95%, 11/18/25 (Call 10/18/25)(a)	136	158,638
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	582	642,109
Series G, 3.00%, 02/24/25 (Call 01/24/25)	540	594,271
Bank of New Zealand
2.00%, 02/21/25(b)	350	367,844
3.50%, 02/20/24(a)(b)	1,000	1,091,187
Bank of Nova Scotia (The)
1.30%, 06/11/25	64	65,462
1.63%, 05/01/23	696	716,531
1.95%, 02/01/23	46	47,632
2.00%, 11/15/22	595	616,015
2.20%, 02/03/25	1,797	1,908,010
2.38%, 01/18/23	690	720,913
2.45%, 09/19/22	476	497,111
2.70%, 03/07/22	1,196	1,242,427
2.70%, 08/03/26	2,381	2,635,376
3.40%, 02/11/24	1,171	1,279,961
4.50%, 12/16/25	646	750,985
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	355	400,306
5.13%, 06/11/30 (Call 03/11/30)	50	53,918
Banque Federative du Credit Mutuel SA 2.13%, 11/21/22(b)	100	103,433

Security	Par (000)	Value

Banks (continued)
2.70%, 07/20/22(a)(b)	$651	$677,188
3.75%, 07/20/23(b)	1,644	1,787,228
Barclays Bank PLC, 3.75%, 05/15/24(a)	200	221,370
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(d)	1,025	1,041,734
2.85%, 05/07/26 (Call 05/07/25)(d)	250	264,065
3.65%, 03/16/25	1,506	1,645,365
3.68%, 01/10/23 (Call 01/10/22)	1,048	1,087,015
3.93%, 05/07/25 (Call 05/07/24)(d)	1,155	1,255,585
4.34%, 05/16/24 (Call 05/16/23)(d)	205	221,711
4.34%, 01/10/28 (Call 01/10/27)	1,930	2,177,817
4.38%, 09/11/24	750	813,086
4.38%, 01/12/26	1,405	1,597,611
4.61%, 02/15/23 (Call 02/15/22)(d)	2,050	2,155,430
4.84%, 05/09/28 (Call 05/07/27)	1,360	1,517,917
4.95%, 01/10/47(a)	1,330	1,794,762
4.97%, 05/16/29 (Call 05/16/28)(d)	307	365,497
5.09%, 06/20/30 (Call 06/20/29)(d)	960	1,115,891
5.20%, 05/12/26	875	994,709
5.25%, 08/17/45	500	685,448
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	450	462,993
3.88%, 04/10/25 (Call 03/10/25)	290	311,830
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	712	733,536
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30)(b)(d)	1,200	1,191,665
2.82%, 11/19/25 (Call 11/19/24)(b)(d)	1,110	1,182,500
3.25%, 03/03/23	1,056	1,131,781
3.38%, 01/09/25(b)	1,254	1,371,474
3.50%, 03/01/23(b)	2,024	2,155,545
3.80%, 01/10/24(b)	665	724,584
4.25%, 10/15/24	1,601	1,788,999
4.38%, 09/28/25(b)	425	476,247
4.38%, 05/12/26(a)(b)	365	413,986
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(d)	1,005	1,135,856
4.40%, 08/14/28(b)	738	872,594
4.63%, 03/13/27(b)	1,515	1,733,059
4.71%, 01/10/25 (Call 01/10/24)(b)(d)	210	234,658
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(d)	1,674	2,079,672
7.20%, (Call 06/25/37)(b)(d)(e)	900	980,100
BPCE SA
2.38%, 01/14/25(b)	240	251,673
2.70%, 10/01/29(a)(b)	750	807,109
2.75%, 12/02/21	1,478	1,521,485
3.00%, 05/22/22(b)	630	654,555
3.25%, 01/11/28(b)	900	992,489
3.38%, 12/02/26(a)	250	280,797
3.50%, 10/23/27(b)	840	926,528
4.00%, 09/12/23(b)	1,200	1,310,520
4.00%, 04/15/24	335	372,047
4.50%, 03/15/25(a)(b)	705	785,303
4.63%, 07/11/24(a)(b)	500	551,644
4.63%, 09/12/28(b)	250	296,844
4.88%, 04/01/26(a)(b)	350	401,988
5.15%, 07/21/24(b)	739	830,950
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	39	39,478
2.25%, 01/28/25	695	737,745
2.55%, 06/16/22	1,806	1,878,583

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.61%, 07/22/23 (Call 07/22/22)(d)	$992	$1,030,711
3.10%, 04/02/24	240	260,018
3.50%, 09/13/23	1,550	1,696,720
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(a)(d)	150	148,500
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,511	1,663,121
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(d)	1,007	1,032,734
2.31%, 11/04/22 (Call 11/04/21)(d)	10	10,199
2.57%, 06/03/31 (Call 06/03/30)(d)	934	988,585
2.67%, 01/29/31 (Call 01/29/30)(d)	274	291,862
2.70%, 10/27/22 (Call 09/27/22)	1,527	1,597,411
2.75%, 04/25/22 (Call 03/25/22)(a)	1,389	1,438,725
2.88%, 07/24/23 (Call 07/24/22)(d)	2,256	2,351,264
2.90%, 12/08/21 (Call 11/08/21)(a)	1,064	1,095,828
2.98%, 11/05/30 (Call 11/05/29)(d)	952	1,034,897
3.11%, 04/08/26 (Call 04/08/25)(d)	814	884,546
3.14%, 01/24/23 (Call 01/24/22)(d)	1,356	1,402,179
3.20%, 10/21/26 (Call 07/21/26)	1,689	1,882,137
3.30%, 04/27/25	993	1,102,759
3.35%, 04/24/25 (Call 04/24/24)(d)	1,494	1,625,635
3.40%, 05/01/26	1,678	1,882,690
3.50%, 05/15/23	838	898,341
3.52%, 10/27/28 (Call 10/27/27)(d)	1,436	1,605,571
3.67%, 07/24/28 (Call 07/24/27)(d)	1,629	1,841,010
3.70%, 01/12/26	1,120	1,268,363
3.75%, 06/16/24	650	722,270
3.88%, 10/25/23	1,434	1,578,430
3.88%, 03/26/25	1,275	1,418,156
3.88%, 01/24/39 (Call 01/24/38)(d)	1,200	1,428,667
3.89%, 01/10/28 (Call 01/10/27)(d)	3,149	3,591,886
3.98%, 03/20/30 (Call 03/20/29)(d)	920	1,068,166
4.00%, 08/05/24	353	389,802
4.04%, 06/01/24 (Call 06/01/23)(d)	1,004	1,091,475
4.05%, 07/30/22	499	531,574
4.08%, 04/23/29 (Call 04/23/28)(d)	1,693	1,970,866
4.13%, 07/25/28(a)	4,448	5,112,967
4.28%, 04/24/48 (Call 04/24/47)(d)	595	770,599
4.30%, 11/20/26	1,556	1,794,681
4.40%, 06/10/25	1,427	1,627,343
4.41%, 03/31/31 (Call 03/31/30)(d)	1,045	1,271,648
4.45%, 09/29/27	1,513	1,758,915
4.50%, 01/14/22	615	649,945
4.60%, 03/09/26	315	366,135
4.65%, 07/30/45	604	781,499
4.65%, 07/23/48 (Call 06/23/48)	1,388	1,868,231
4.75%, 05/18/46	973	1,245,950
5.30%, 05/06/44	889	1,197,094
5.32%, 03/26/41 (Call 03/26/40)(d)	540	756,272
5.50%, 09/13/25	709	845,048
5.88%, 01/30/42(a)	579	856,507
6.00%, 10/31/33	776	1,046,021
6.13%, 08/25/36	160	217,283
6.63%, 01/15/28	85	111,584
6.63%, 06/15/32	1,968	2,771,524
6.68%, 09/13/43	564	882,168
6.88%, 03/05/38	55	80,537
6.88%, 02/15/98	385	609,643
8.13%, 07/15/39	1,495	2,638,015
Citizens Bank N.A./Providence RI 2.65%, 05/26/22 (Call 04/26/22)	493	509,915

Security	Par (000)	Value

Banks (continued)
3.25%, 02/14/22 (Call 01/14/22)	$1,224	$1,270,352
3.70%, 03/29/23 (Call 02/28/23)	1,025	1,101,880
3.75%, 02/18/26 (Call 11/18/25)(a)	511	587,571
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	655	693,820
2.85%, 07/27/26 (Call 04/27/26)	76	83,896
3.25%, 04/30/30 (Call 01/30/30)	75	83,370
3.75%, 07/01/24	200	215,069
4.30%, 12/03/25 (Call 11/03/25)	1,068	1,228,413
Comerica Bank, 2.50%, 07/23/24(a)	430	458,289
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	113	122,528
3.80%, 07/22/26(a)	60	66,302
4.00%, 02/01/29 (Call 11/03/28)(a)	919	1,061,023
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	1,285	1,306,709
2.50%, 09/18/22(b)	1,090	1,136,508
2.63%, 09/06/26(a)(b)	1,465	1,606,915
2.75%, 03/10/22(a)(b)	200	207,521
2.85%, 05/18/26(a)(b)	1,180	1,302,354
3.35%, 06/04/24(b)	555	609,334
3.45%, 03/16/23(b)	982	1,055,245
3.74%, 09/12/39(b)	950	1,068,683
3.90%, 03/16/28(a)(b)	100	118,700
3.90%, 07/12/47(a)(b)	905	1,117,162
4.32%, 01/10/48(a)(b)	905	1,100,665
4.50%, 12/09/25(b)	350	396,723
Cooperatieve Rabobank UA
2.63%, 07/22/24(a)(b)	2,225	2,384,133
3.75%, 07/21/26	621	700,354
3.88%, 02/08/22	1,423	1,495,953
3.95%, 11/09/22	236	252,022
4.38%, 08/04/25	1,605	1,830,976
4.63%, 12/01/23	1,050	1,169,657
5.25%, 05/24/41	1,084	1,603,579
5.25%, 08/04/45	1,216	1,709,846
5.75%, 12/01/43	385	564,694
5.80%, 09/30/2110(a)(b)	100	162,988
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	1,455	1,503,981
2.75%, 01/10/23	1,060	1,118,101
3.38%, 05/21/25	596	670,325
Credit Agricole SA
3.25%, 01/14/30(a)(b)	1,475	1,599,287
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(d)	260	288,697
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(d)	2,750	2,838,232
3.25%, 10/04/24(b)	1,684	1,836,690
3.38%, 01/10/22(b)	480	497,713
3.75%, 04/24/23(b)	2,745	2,963,440
4.13%, 01/10/27(b)	350	403,383
Credit Suisse AG/New York NY
1.00%, 05/05/23	565	574,150
2.95%, 04/09/25	350	384,529
3.00%, 10/29/21	1,000	1,031,097
3.63%, 09/09/24	1,243	1,386,205
Credit Suisse Group AG
2.19%, 06/05/26 (Call 06/05/25)(b)(d)	1,100	1,135,806
3.00%, 12/14/23 (Call 12/14/22)(b)(d)	850	887,961
3.57%, 01/09/23 (Call 01/09/22)(b)	1,600	1,661,397

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(d)	$1,280	$1,439,401
4.19%, 04/01/31 (Call 04/01/30)(b)(d)	2,500	2,915,398
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(d)	1,250	1,358,812
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	880	1,002,229
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	1,555	1,722,455
3.80%, 09/15/22	1,578	1,677,812
3.80%, 06/09/23	850	918,484
4.55%, 04/17/26	1,735	2,035,499
4.88%, 05/15/45	1,415	1,926,011
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	200	202,308
2.00%, 09/08/21(b)	250	253,957
2.70%, 03/02/22(b)	600	618,993
3.00%, 09/20/22 (Call 09/20/21)(b)(d)	1,890	1,930,316
3.24%, 12/20/25 (Call 12/20/24)(b)(d)	1,395	1,497,249
4.38%, 06/12/28(b)	25	28,588
5.00%, 01/12/23 (Call 01/12/22)(b)(d)	205	215,536
5.38%, 01/12/24(b)	110	124,524
Deutsche Bank AG, 4.10%, 01/13/26	846	910,270
Deutsche Bank AG/London, 3.70%, 05/30/24	620	660,403
Deutsche Bank AG/New York NY
3.30%, 11/16/22	865	894,505
3.70%, 05/30/24	253	270,411
3.95%, 02/27/23	610	644,572
3.96%, 11/26/25 (Call 11/26/24)(d)	25	26,868
4.10%, 01/13/26(a)	475	506,069
4.25%, 10/14/21	1,100	1,137,668
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	225	238,508
2.70%, 02/06/30 (Call 11/06/29)	510	532,096
3.35%, 02/06/23 (Call 01/06/23)	475	503,691
3.45%, 07/27/26 (Call 04/27/26)	250	274,270
4.20%, 08/08/23	675	743,990
4.65%, 09/13/28 (Call 06/13/28)	380	445,421
4.68%, 08/09/28 (Call 08/09/23)(a)(d)	370	387,068
DNB Bank ASA, 2.15%, 12/02/22(a)(b)	450	467,091
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(a)(b)	200	208,868
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	25	25,665
2.38%, 01/28/25 (Call 12/28/24)	661	702,101
2.55%, 05/05/27 (Call 04/05/27)	93	100,745
2.60%, 06/15/22 (Call 05/15/22)	1,435	1,487,341
3.50%, 03/15/22 (Call 02/15/22)	491	512,599
3.65%, 01/25/24 (Call 12/25/23)	812	888,303
3.95%, 03/14/28 (Call 02/14/28)(a)	694	818,477
4.30%, 01/16/24 (Call 12/16/23)	1,118	1,234,964
8.25%, 03/01/38	797	1,325,520
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	100	103,066
2.25%, 02/01/27 (Call 01/01/27)	255	272,966
2.88%, 10/01/21 (Call 09/01/21)	550	563,350
3.85%, 03/15/26 (Call 02/15/26)	710	814,317
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	250	282,990
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	25	27,183
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	130	134,187
4.38%, 08/01/46 (Call 02/01/46)	200	243,208

Security	Par (000)	Value

Banks (continued)
4.63%, 02/13/47 (Call 08/13/46)(a)	$615	$761,264
FirstMerit Bank N.A./Akron OH, 4.27%, 11/25/26	10	11,536
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(d)	395	414,355
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,449	1,454,663
2.60%, 02/07/30 (Call 11/07/29)	285	303,971
2.88%, 10/31/22 (Call 10/31/21)(d)	1,751	1,796,236
2.91%, 06/05/23 (Call 06/05/22)(d)	658	683,744
2.91%, 07/24/23 (Call 07/24/22)(d)	1,257	1,310,981
3.00%, 04/26/22 (Call 04/26/21)	1,365	1,387,359
3.20%, 02/23/23 (Call 01/23/23)	789	839,743
3.27%, 09/29/25 (Call 09/29/24)(d)	745	812,772
3.50%, 01/23/25 (Call 10/23/24)	1,316	1,445,522
3.50%, 04/01/25 (Call 03/01/25)	1,044	1,156,773
3.50%, 11/16/26 (Call 11/16/25)	2,109	2,352,917
3.63%, 01/22/23	1,567	1,682,215
3.63%, 02/20/24 (Call 01/20/24)	2,632	2,870,363
3.69%, 06/05/28 (Call 06/05/27)(d)	1,064	1,206,854
3.75%, 05/22/25 (Call 02/22/25)	1,769	1,981,784
3.75%, 02/25/26 (Call 11/25/25)	1,786	2,023,507
3.80%, 03/15/30 (Call 12/15/29)(a)	335	390,338
3.81%, 04/23/29 (Call 04/23/28)(d)	2,860	3,279,928
3.85%, 07/08/24 (Call 04/08/24)	1,443	1,596,008
3.85%, 01/26/27 (Call 01/26/26)	2,014	2,295,117
4.00%, 03/03/24	2,206	2,444,452
4.02%, 10/31/38 (Call 10/31/37)(d)	1,849	2,181,128
4.22%, 05/01/29 (Call 05/01/28)(d)	2,444	2,874,072
4.25%, 10/21/25	1,961	2,234,796
4.41%, 04/23/39 (Call 04/23/38)(d)	1,344	1,658,038
4.75%, 10/21/45 (Call 04/21/45)	1,690	2,255,302
4.80%, 07/08/44 (Call 01/08/44)	1,097	1,444,924
5.15%, 05/22/45	1,490	1,982,323
5.75%, 01/24/22	1,406	1,509,259
5.95%, 01/15/27	915	1,132,875
6.13%, 02/15/33	313	443,396
6.25%, 02/01/41	1,220	1,845,529
6.45%, 05/01/36	995	1,380,005
6.75%, 10/01/37	2,692	3,928,112
HBOS PLC, 6.00%, 11/01/33(b)	141	186,868
HSBC Bank USA N.A., 7.00%, 01/15/39	355	541,541
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	335	445,357
5.88%, 11/01/34	200	272,197
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(d)	710	715,843
2.10%, 06/04/26 (Call 06/04/25)(d)	1,000	1,026,280
2.36%, 08/18/31 (Call 08/18/30)(d)	1,000	1,012,890
2.63%, 11/07/25 (Call 11/07/24)(d)	2,091	2,192,647
2.85%, 06/04/31 (Call 06/04/30)(d)	1,000	1,048,939
3.03%, 11/22/23 (Call 11/22/22)(d)	585	613,823
3.26%, 03/13/23 (Call 03/13/22)(d)	1,480	1,537,810
3.60%, 05/25/23	760	817,277
3.80%, 03/11/25 (Call 03/11/24)(d)	2,374	2,573,593
3.90%, 05/25/26	1,125	1,270,592
3.95%, 05/18/24 (Call 05/18/23)(d)	2,159	2,330,850
3.97%, 05/22/30 (Call 05/22/29)(d)	2,245	2,547,262
4.00%, 03/30/22	326	343,608
4.04%, 03/13/28 (Call 03/13/27)(d)	2,276	2,560,386
4.25%, 03/14/24	275	301,249
4.25%, 08/18/25	1,639	1,818,263

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.29%, 09/12/26 (Call 09/12/25)(d)	$1,025	$1,154,479
4.30%, 03/08/26	1,525	1,752,063
4.38%, 11/23/26	355	401,645
4.58%, 06/19/29 (Call 06/19/28)(d)	1,610	1,881,120
4.95%, 03/31/30	700	862,245
5.25%, 03/14/44(a)	1,130	1,471,963
6.10%, 01/14/42	321	472,857
6.50%, 05/02/36	1,354	1,868,051
6.50%, 09/15/37	1,825	2,557,183
6.80%, 06/01/38	1,160	1,669,409
7.63%, 05/17/32	851	1,180,834
HSBC USA Inc., 3.50%, 06/23/24	650	715,227
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,065	1,090,571
2.55%, 02/04/30 (Call 11/04/29)	400	419,953
2.63%, 08/06/24 (Call 07/06/24)	1,181	1,266,251
4.00%, 05/15/25 (Call 04/15/25)	962	1,096,480
4.35%, 02/04/23	775	831,610
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	995	1,033,267
3.13%, 04/01/22 (Call 03/01/22)	365	379,419
3.55%, 10/06/23 (Call 09/06/23)	765	835,541
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	205	214,810
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,425	1,623,609
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	1,075	1,091,544
2.96%, 11/08/22	810	841,792
ING Groep NV
3.15%, 03/29/22	1,315	1,367,984
3.55%, 04/09/24	1,141	1,251,524
3.95%, 03/29/27	1,451	1,679,620
4.05%, 04/09/29	290	344,203
4.10%, 10/02/23	1,620	1,788,348
4.55%, 10/02/28	510	621,619
4.63%, 01/06/26(a)(b)	2,040	2,414,524
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	1,550	1,592,796
3.38%, 01/12/23(b)	895	930,711
3.88%, 01/12/28(b)	1,250	1,323,089
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(a)(d)	1,439	1,471,797
2.01%, 03/13/26 (Call 03/13/25)(d)	926	966,642
2.08%, 04/22/26 (Call 04/22/25)(d)	475	498,621
2.18%, 06/01/28 (Call 06/01/27)(d)	38	39,771
2.30%, 10/15/25 (Call 10/15/24)(d)	15	15,842
2.52%, 04/22/31 (Call 04/22/30)(d)	2,700	2,894,380
2.70%, 05/18/23 (Call 03/18/23)(a)	1,509	1,594,260
2.74%, 10/15/30 (Call 10/15/29)(d)	2,528	2,743,936
2.78%, 04/25/23 (Call 04/25/22)(d)	792	821,847
2.95%, 10/01/26 (Call 07/01/26)	1,901	2,106,559
2.96%, 05/13/31 (Call 05/13/30)(d)	2,288	2,460,912
2.97%, 01/15/23 (Call 01/15/22)(a)	1,729	1,788,391
3.11%, 04/22/41 (Call 04/22/40)(d)	1,030	1,131,794
3.11%, 04/22/51 (Call 04/22/50)(d)	1,355	1,475,152
3.13%, 01/23/25 (Call 10/23/24)	1,547	1,688,738
3.20%, 01/25/23	1,413	1,506,321
3.20%, 06/15/26 (Call 03/15/26)	1,447	1,619,502
3.21%, 04/01/23 (Call 04/01/22)(d)	2,780	2,899,095
3.22%, 03/01/25 (Call 03/01/24)(d)	1,505	1,627,002

Security	Par (000)	Value

Banks (continued)
3.25%, 09/23/22	$2,894	$3,063,270
3.30%, 04/01/26 (Call 01/01/26)	800	898,263
3.38%, 05/01/23	522	557,783
3.51%, 01/23/29 (Call 01/23/28)(d)	1,736	1,960,624
3.54%, 05/01/28 (Call 05/01/27)(d)	2,993	3,379,651
3.56%, 04/23/24 (Call 04/23/23)(d)	2,038	2,191,657
3.63%, 05/13/24(a)	1,116	1,233,871
3.63%, 12/01/27 (Call 12/01/26)	820	923,020
3.70%, 05/06/30 (Call 05/06/29)(d)	2,013	2,325,134
3.78%, 02/01/28 (Call 02/01/27)(d)	1,051	1,205,306
3.80%, 07/23/24 (Call 07/23/23)(d)	1,339	1,455,117
3.88%, 02/01/24	967	1,070,097
3.88%, 09/10/24	1,822	2,030,787
3.88%, 07/24/38 (Call 07/24/37)(d)	1,690	2,031,706
3.90%, 07/15/25 (Call 04/15/25)	1,263	1,436,613
3.90%, 01/23/49 (Call 01/23/48)(d)	1,320	1,618,478
3.96%, 01/29/27 (Call 01/29/26)(d)	1,507	1,731,413
3.96%, 11/15/48 (Call 11/15/47)(d)	1,813	2,227,337
4.01%, 04/23/29 (Call 04/23/28)(d)	1,541	1,795,207
4.02%, 12/05/24 (Call 12/05/23)(d)	1,625	1,797,509
4.03%, 07/24/48 (Call 07/24/47)(d)	734	910,718
4.13%, 12/15/26	1,080	1,262,313
4.20%, 07/23/29 (Call 07/23/28)(d)	798	942,992
4.25%, 10/01/27	775	906,027
4.26%, 02/22/48 (Call 02/22/47)(d)	1,115	1,418,430
4.45%, 12/05/29 (Call 12/05/28)(d)	1,916	2,313,466
4.49%, 03/24/31 (Call 03/24/30)(d)	2,225	2,740,095
4.50%, 01/24/22	1,503	1,589,776
4.85%, 02/01/44	1,320	1,823,641
4.95%, 06/01/45	1,284	1,764,432
5.40%, 01/06/42	957	1,402,021
5.50%, 10/15/40	677	979,860
5.60%, 07/15/41	856	1,271,824
5.63%, 08/16/43	950	1,388,392
6.40%, 05/15/38	1,341	2,075,933
7.63%, 10/15/26	572	767,621
8.00%, 04/29/27	125	172,997
8.75%, 09/01/30	137	203,062
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	500	510,066
2.30%, 09/14/22	590	612,175
2.40%, 06/09/22	550	568,523
2.50%, 11/22/21	810	830,965
3.30%, 06/01/25	300	336,488
3.40%, 05/20/26	500	561,413
3.90%, 04/13/29	600	687,739
KeyCorp
2.25%, 04/06/27	298	315,412
4.15%, 10/29/25	738	852,870
KeyCorp.
2.55%, 10/01/29(a)	655	699,524
4.10%, 04/30/28	1,307	1,535,289
Lloyds Bank PLC, 12.00%, (Call 12/16/24)(a)(b)(d)(e)	1,000	1,168,548
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(d)	25	25,241
2.44%, 02/05/26 (Call 02/05/25)(d)	400	420,677
2.91%, 11/07/23 (Call 11/07/22)(d)	1,085	1,134,647
3.00%, 01/11/22	635	656,912
3.57%, 11/07/28 (Call 11/07/27)(a)(d)	2,480	2,761,886
3.75%, 01/11/27	1,200	1,350,536

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 08/16/23	$2,035	$2,228,971
4.34%, 01/09/48(a)	780	976,497
4.38%, 03/22/28	425	503,168
4.45%, 05/08/25	700	802,466
4.50%, 11/04/24(a)	2,020	2,235,968
4.55%, 08/16/28	1,325	1,585,125
4.58%, 12/10/25	1,176	1,323,863
4.65%, 03/24/26	425	482,528
5.30%, 12/01/45(a)	470	653,476
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	783	851,636
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	310	320,831
2.30%, 01/22/25(a)(b)	300	319,625
3.62%, 06/03/30(b)	1,100	1,171,752
4.88%, 06/10/25(b)	645	726,946
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(d)	2,291	2,397,507
3.76%, 11/28/28 (Call 11/28/27)(b)(d)	266	291,592
4.15%, 03/27/24 (Call 03/27/23)(b)(d)	1,404	1,510,605
4.65%, 03/27/29 (Call 03/27/28)(b)(d)	150	174,240
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(d)	150	179,521
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	1,325	1,370,799
2.90%, 02/06/25 (Call 01/06/25)	320	351,405
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	205	208,594
2.19%, 09/13/21	324	330,012
2.19%, 02/25/25	3,000	3,155,904
2.53%, 09/13/23	330	348,393
2.56%, 02/25/30	1,235	1,314,318
2.62%, 07/18/22	500	520,140
2.67%, 07/25/22	1,161	1,207,031
2.76%, 09/13/26	1,040	1,133,428
2.80%, 07/18/24	515	551,949
3.00%, 02/22/22	663	687,950
3.20%, 07/18/29	1,371	1,521,814
3.22%, 03/07/22	500	520,837
3.29%, 07/25/27	436	488,691
3.41%, 03/07/24	934	1,016,696
3.46%, 03/02/23	423	452,205
3.68%, 02/22/27	819	932,953
3.74%, 03/07/29	1,286	1,484,412
3.75%, 07/18/39	1,059	1,238,382
3.76%, 07/26/23	1,035	1,127,768
3.78%, 03/02/25	462	518,490
3.85%, 03/01/26	900	1,039,073
3.96%, 03/02/28	451	525,687
4.05%, 09/11/28	600	707,960
4.15%, 03/07/39	409	500,024
4.29%, 07/26/38	955	1,187,680
Mizuho Bank Ltd., 3.75%, 04/16/24(b)	200	220,645
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	1,355	1,492,543
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(d)	620	627,493
2.20%, 07/10/31 (Call 07/10/30)(d)	400	408,556
2.23%, 05/25/26 (Call 05/25/25)(d)	235	245,542
2.27%, 09/13/21	1,250	1,273,021
2.56%, 09/13/25 (Call 09/13/24)(d)	800	843,736
2.60%, 09/11/22	835	869,534

Security	Par (000)	Value

Banks (continued)
2.84%, 07/16/25 (Call 07/16/24)(d)	$1,000	$1,068,563
2.84%, 09/13/26	475	520,670
2.87%, 09/13/30 (Call 09/13/29)(d)	600	647,553
2.95%, 02/28/22	1,230	1,275,553
3.15%, 07/16/30 (Call 07/16/29)(a)(d)	875	962,125
3.17%, 09/11/27	700	777,277
3.48%, 04/12/26(b)	925	1,035,611
3.55%, 03/05/23	955	1,022,425
3.66%, 02/28/27	755	850,869
3.92%, 09/11/24 (Call 09/11/23)(d)	1,255	1,366,251
4.25%, 09/11/29 (Call 09/11/28)(d)	475	559,989
4.35%, 10/20/25(b)	700	790,194
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(d)	570	600,439
2.63%, 11/17/21	1,285	1,319,329
2.70%, 01/22/31 (Call 01/22/30)(d)	2,032	2,192,705
2.72%, 07/22/25 (Call 07/22/24)(d)	266	284,675
2.75%, 05/19/22	1,622	1,684,544
3.13%, 01/23/23	1,472	1,560,882
3.13%, 07/27/26	2,092	2,333,793
3.59%, 07/22/28 (Call 07/22/27)(d)	1,050	1,188,961
3.62%, 04/01/31 (Call 04/01/30)(d)	2,410	2,799,866
3.63%, 01/20/27	1,931	2,205,978
3.70%, 10/23/24	2,053	2,292,577
3.74%, 04/24/24 (Call 04/24/23)(d)	381	411,692
3.75%, 02/25/23	2,201	2,375,837
3.77%, 01/24/29 (Call 01/24/28)(d)	495	569,146
3.88%, 01/27/26	2,042	2,342,570
3.95%, 04/23/27	1,935	2,199,180
3.97%, 07/22/38 (Call 07/22/37)(d)	1,084	1,308,496
4.00%, 07/23/25	2,040	2,335,175
4.10%, 05/22/23	2,752	2,992,076
4.30%, 01/27/45	1,842	2,401,528
4.35%, 09/08/26	1,874	2,185,756
4.38%, 01/22/47(a)	1,564	2,084,870
4.43%, 01/23/30 (Call 01/23/29)(d)	1,385	1,673,004
4.46%, 04/22/39 (Call 04/22/38)(d)	1,240	1,572,600
4.88%, 11/01/22	2,875	3,131,319
5.00%, 11/24/25	1,469	1,728,769
5.60%, 03/24/51 (Call 03/24/50)(d)	830	1,279,574
6.38%, 07/24/42	1,822	2,887,250
7.25%, 04/01/32	1,025	1,568,631
Series F, 3.88%, 04/29/24	2,524	2,807,670
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	260	280,413
3.50%, 06/18/22	428	450,525
MUFG Bank Ltd.
3.75%, 03/10/24(b)	25	27,503
4.70%, 03/10/44(b)	35	48,046
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	575	594,955
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	1,000	997,203
3.50%, 01/10/27(a)(b)	250	286,086
3.93%, 08/02/34 (Call 08/02/29)(b)(d)	635	706,807
National Australia Bank Ltd./New York
1.88%, 12/13/22	345	357,034
2.50%, 05/22/22	720	747,432
2.50%, 07/12/26	1,175	1,282,499
2.80%, 01/10/22	365	377,862
2.88%, 04/12/23	780	825,295

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 01/20/23	$1,445	$1,530,423
3.38%, 01/14/26	500	566,424
3.63%, 06/20/23	403	438,262
3.70%, 11/04/21	625	642,887
National Bank of Canada
2.10%, 02/01/23	1,525	1,578,992
2.15%, 10/07/22(a)(b)	1,340	1,385,444
National Securities Clearing Corp.
1.20%, 04/23/23(b)	1,000	1,018,923
1.50%, 04/23/25 (Call 03/23/25)(b)	275	285,219
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(d)	645	667,113
3.03%, 11/28/35 (Call 08/28/30)(d)	200	199,014
3.07%, 05/22/28 (Call 05/22/27)(d)	860	920,977
3.50%, 05/15/23 (Call 05/15/22)(d)	708	738,673
3.75%, 11/01/29 (Call 11/01/24)(a)(d)	210	221,663
3.88%, 09/12/23	1,559	1,690,787
4.27%, 03/22/25 (Call 03/22/24)(d)	1,116	1,227,346
4.45%, 05/08/30 (Call 05/08/29)(d)	775	911,571
4.52%, 06/25/24 (Call 06/25/23)(d)	830	905,360
4.80%, 04/05/26	780	919,236
4.89%, 05/18/29 (Call 05/18/28)(d)	625	744,475
5.08%, 01/27/30 (Call 01/27/29)(d)	950	1,157,831
5.13%, 05/28/24	1,255	1,389,978
6.00%, 12/19/23	2,170	2,447,366
6.10%, 06/10/23	802	891,932
6.13%, 12/15/22	631	692,585
NatWest Markets PLC, 3.63%, 09/29/22(b)	681	719,198
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(d)(e)	680	669,827
NongHyup Bank, 2.88%, 07/17/22(b)	600	624,096
Nordea Bank Abp
3.75%, 08/30/23(b)	1,350	1,461,873
4.63%, 09/13/33 (Call 09/13/28)(b)(d)	315	359,818
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	288	301,231
3.15%, 05/03/29 (Call 02/03/29)	525	601,996
3.38%, 05/08/32 (Call 05/08/27)(a)(d)	80	86,616
3.65%, 08/03/28 (Call 05/03/28)(a)	199	233,906
3.95%, 10/30/25	60	69,594
PNC Bank N.A.
2.23%, 07/22/22 (Call 07/22/21)(d)	397	403,537
2.55%, 12/09/21 (Call 11/09/21)	750	770,268
2.63%, 02/17/22 (Call 01/18/22)	1,075	1,108,903
2.70%, 11/01/22 (Call 10/01/22)	1,630	1,706,447
2.70%, 10/22/29	945	1,024,529
2.95%, 01/30/23 (Call 12/30/22)	1,100	1,160,226
2.95%, 02/23/25 (Call 01/24/25)	1,830	2,008,986
3.10%, 10/25/27 (Call 09/25/27)(a)	895	1,019,060
3.25%, 06/01/25 (Call 05/02/25)	630	703,174
3.80%, 07/25/23 (Call 06/25/23)	100	109,029
4.05%, 07/26/28(a)	1,050	1,242,309
4.20%, 11/01/25 (Call 10/02/25)	350	408,299
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	200	213,193
2.55%, 01/22/30 (Call 10/24/29)	355	386,258
2.60%, 07/23/26 (Call 05/23/26)	116	127,389
2.85%, 11/09/22(c)	229	240,974
3.15%, 05/19/27 (Call 04/19/27)	917	1,032,936
3.30%, 03/08/22 (Call 02/06/22)	717	747,407
3.45%, 04/23/29 (Call 01/23/29)(a)	637	739,066

Security	Par (000)	Value

Banks (continued)
3.50%, 01/23/24 (Call 12/23/23)	$727	$796,673
3.90%, 04/29/24 (Call 03/29/24)	1,230	1,363,330
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	600	837,657
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	14	14,869
2.75%, 08/14/22 (Call 07/14/22)	121	126,013
3.80%, 08/14/23 (Call 07/14/23)	1,582	1,724,529
7.38%, 12/10/37	50	74,884
Royal Bank of Canada
1.15%, 06/10/25	14	14,257
1.60%, 04/17/23	115	118,799
1.95%, 01/17/23	123	127,486
2.25%, 11/01/24	733	781,673
2.55%, 07/16/24	1,235	1,328,050
2.75%, 02/01/22	1,445	1,496,100
2.80%, 04/29/22	585	609,185
3.70%, 10/05/23	1,357	1,488,473
4.65%, 01/27/26	1,040	1,231,981
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	301	320,244
3.40%, 01/18/23 (Call 12/18/22)	172	180,368
3.45%, 06/02/25 (Call 05/02/25)	1,000	1,077,292
3.50%, 06/07/24 (Call 05/07/24)	1,058	1,135,728
4.40%, 07/13/27 (Call 04/14/27)	230	256,764
4.50%, 07/17/25 (Call 04/17/25)	1,285	1,421,533
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(d)	500	500,552
3.37%, 01/05/24 (Call 01/05/23)(d)	1,515	1,594,187
3.57%, 01/10/23 (Call 01/10/22)	773	800,452
4.75%, 09/15/25(b)	880	974,189
4.80%, 11/15/24 (Call 11/15/23)(d)	305	339,702
5.63%, 09/15/45(a)(b)	740	924,387
Santander UK PLC
2.88%, 06/18/24	500	541,173
4.00%, 03/13/24	870	963,451
5.00%, 11/07/23(a)(b)	541	594,391
7.95%, 10/26/29	35	45,779
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	800	813,429
2.20%, 12/12/22(b)	200	207,952
2.80%, 03/11/22	250	259,328
Societe Generale SA
2.63%, 10/16/24(b)	1,750	1,827,956
2.63%, 01/22/25(b)	1,038	1,084,772
3.00%, 01/22/30(a)(b)	650	683,757
3.88%, 03/28/24(b)	1,250	1,353,580
4.25%, 09/14/23(b)	1,700	1,843,830
4.25%, 04/14/25(b)	530	568,973
4.25%, 08/19/26(b)	200	217,392
4.75%, 11/24/25(a)(b)	1,100	1,213,429
4.75%, 09/14/28(b)	730	869,656
5.00%, 01/17/24(b)	800	872,804
5.63%, 11/24/45(a)(b)	525	659,499
Standard Chartered PLC
2.74%, 09/10/22 (Call 09/10/21)(b)(d)	25	25,452
2.82%, 01/30/26 (Call 01/30/25)(b)(d)	1,575	1,635,272
3.79%, 05/21/25 (Call 05/21/24)(b)(d)	285	304,769
3.89%, 03/15/24 (Call 03/15/23)(b)(d)	1,521	1,609,821
3.95%, 01/11/23(b)	800	834,766
4.05%, 04/12/26(b)	200	221,123

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 01/20/23 (Call 01/20/22)(b)(d)	$2,378	$2,473,704
4.30%, 02/19/27(a)(b)	250	269,446
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(d)	500	565,066
4.64%, 04/01/31 (Call 04/01/30)(b)(d)	2,125	2,490,754
4.87%, 03/15/33 (Call 03/15/28)(b)(d)	380	416,931
5.20%, 01/26/24(b)	675	741,137
5.30%, 01/09/43(b)	505	615,522
5.70%, 03/26/44(a)(b)	1,400	1,821,115
State Bank of India/London
4.38%, 01/24/24(a)(b)	510	544,762
4.88%, 04/17/24(b)	250	272,626
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(d)	955	1,018,287
2.40%, 01/24/30	320	347,731
2.65%, 05/15/23 (Call 05/15/22)(d)	477	495,552
2.65%, 05/19/26	782	865,499
2.83%, 03/30/23 (Call 03/30/22)(b)(d)	25	25,908
2.90%, 03/30/26 (Call 03/30/25)(b)(d)	49	53,636
3.03%, 11/01/34 (Call 11/01/29)(d)	230	252,584
3.10%, 05/15/23(a)	1,337	1,429,495
3.30%, 12/16/24	790	882,162
3.55%, 08/18/25	127	144,859
3.70%, 11/20/23	473	523,063
3.78%, 12/03/24 (Call 12/03/23)(d)	190	209,374
4.14%, 12/03/29 (Call 12/03/28)(a)(d)	1,235	1,503,854
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	390	411,128
3.20%, 07/18/22	250	262,274
3.40%, 07/11/24(a)	400	437,806
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	500	531,136
2.44%, 10/19/21	975	997,495
2.45%, 09/27/24	780	828,771
2.63%, 07/14/26	592	643,410
2.70%, 07/16/24	650	697,235
2.72%, 09/27/29(a)	900	963,758
2.75%, 01/15/30	290	312,964
2.78%, 07/12/22	1,676	1,747,769
2.78%, 10/18/22(a)	1,141	1,195,049
2.85%, 01/11/22	325	335,532
3.01%, 10/19/26	590	653,919
3.04%, 07/16/29	1,750	1,919,130
3.10%, 01/17/23	1,431	1,517,630
3.20%, 09/17/29	655	711,625
3.35%, 10/18/27	263	291,430
3.36%, 07/12/27	608	679,625
3.45%, 01/11/27	1,185	1,328,629
3.54%, 01/17/28	550	622,687
3.75%, 07/19/23	1,146	1,248,887
3.78%, 03/09/26	1,434	1,643,196
3.94%, 10/16/23(a)	173	191,076
3.94%, 07/19/28	1,743	2,032,290
4.31%, 10/16/28(a)	660	787,475
4.44%, 04/02/24(b)	200	220,263
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	1,050	1,135,052
SVB Financial Group, 3.50%, 01/29/25(a)	820	883,055
Svenska Handelsbanken AB
1.88%, 09/07/21	965	980,499
3.90%, 11/20/23	750	833,542
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	425	439,337

Security	Par (000)	Value

Banks (continued)
Synovus Bank/Columbus GA, 2.29%, 02/10/23 (Call 02/10/22)(d)	$500	$507,967
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	478	494,209
Toronto-Dominion Bank (The)
0.75%, 06/12/23	14	14,158
1.90%, 12/01/22	1,032	1,067,627
2.65%, 06/12/24	105	112,953
3.25%, 03/11/24	658	717,907
3.50%, 07/19/23	1,966	2,146,456
3.63%, 09/15/31 (Call 09/15/26)(d)	1,305	1,485,366
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	175	178,460
1.50%, 03/10/25 (Call 02/10/25)	810	840,019
2.15%, 12/06/24 (Call 11/05/24)	1,260	1,337,990
2.45%, 08/01/22 (Call 07/01/22)	1,144	1,188,307
2.63%, 01/15/22 (Call 12/15/21)	981	1,011,126
2.64%, 09/17/29 (Call 09/17/24)(d)	245	253,568
2.75%, 05/01/23 (Call 04/01/23)	570	602,512
2.80%, 05/17/22 (Call 04/17/22)	1,445	1,503,213
3.00%, 02/02/23 (Call 01/02/23)	191	202,068
3.20%, 04/01/24 (Call 03/01/24)	712	777,717
3.30%, 05/15/26 (Call 04/15/26)	175	197,415
3.50%, 08/02/22 (Call 08/02/21)(a)(d)	270	277,408
3.63%, 09/16/25 (Call 08/16/25)	765	867,838
3.69%, 08/02/24 (Call 08/02/23)(d)	394	429,062
3.80%, 10/30/26 (Call 09/30/26)	340	396,120
4.05%, 11/03/25 (Call 09/03/25)	220	256,135
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	500	498,867
1.20%, 08/05/25 (Call 07/06/25)	150	153,343
1.95%, 06/05/30 (Call 03/05/30)	50	51,620
2.20%, 03/16/23 (Call 02/13/23)	478	498,456
2.50%, 08/01/24 (Call 07/01/24)(a)	504	538,571
2.70%, 01/27/22 (Call 12/27/21)	942	970,851
2.75%, 04/01/22 (Call 03/01/22)	1,335	1,383,590
2.85%, 10/26/24 (Call 09/26/24)(a)	753	822,875
3.05%, 06/20/22 (Call 05/20/22)(a)	690	720,875
3.20%, 09/03/21 (Call 08/03/21)	725	744,308
3.70%, 06/05/25 (Call 05/05/25)	560	637,940
3.75%, 12/06/23 (Call 11/06/23)	1,087	1,198,498
3.88%, 03/19/29 (Call 02/16/29)	140	162,438
4.00%, 05/01/25 (Call 03/01/25)	905	1,033,262
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	75	74,379
1.45%, 05/12/25 (Call 04/11/25)	89	92,259
2.40%, 07/30/24 (Call 06/28/24)	397	424,182
2.95%, 07/15/22 (Call 06/15/22)	2,212	2,316,136
3.00%, 03/15/22 (Call 02/15/22)	660	686,314
3.00%, 07/30/29 (Call 04/30/29)	1,140	1,263,156
3.10%, 04/27/26 (Call 03/27/26)	839	940,274
3.38%, 02/05/24 (Call 01/05/24)	949	1,037,892
3.60%, 09/11/24 (Call 08/11/24)	1,437	1,599,291
3.70%, 01/30/24 (Call 12/29/23)	837	923,880
3.90%, 04/26/28 (Call 03/24/28)	540	649,695
3.95%, 11/17/25 (Call 10/17/25)	986	1,146,023
Series V, 2.38%, 07/22/26 (Call 06/22/26)	723	792,123
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,101	1,135,386
Series X, 3.15%, 04/27/27 (Call 03/27/27)	87	98,554
U.S. Bank N.A./Cincinnati OH 1.95%, 01/09/23 (Call 12/09/22)	600	621,125

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.05%, 01/21/25 (Call 12/20/24)	$1,110	$1,175,782
2.65%, 05/23/22 (Call 04/22/22)	695	722,143
2.80%, 01/27/25 (Call 12/27/24)	281	306,640
2.85%, 01/23/23 (Call 12/23/22)	500	529,384
3.40%, 07/24/23 (Call 06/23/23)	1,581	1,720,716
UBS AG/London, 4.50%, 06/26/48(a)(b)	1,245	1,777,905
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(b)(d)	3,665	3,685,645
1.36%, 01/30/27 (Call 01/30/26)(b)(d)	1,625	1,640,507
2.65%, 02/01/22(a)(b)	760	783,597
2.86%, 08/15/23 (Call 08/15/22)(b)(d)	1,445	1,503,450
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(d)	1,455	1,617,072
3.49%, 05/23/23 (Call 05/23/22)(b)	1,607	1,685,523
4.13%, 09/24/25(a)(b)	300	344,239
4.13%, 04/15/26(b)	200	232,122
4.25%, 03/23/28 (Call 03/23/27)(b)	1,611	1,872,204
UniCredit SpA, 6.57%, 01/14/22(b)	765	813,326
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(b)(d)	200	214,009
Wachovia Corp.
5.50%, 08/01/35	585	784,059
6.55%, 10/15/35	392	540,988
7.50%, 04/15/35	421	619,654
7.57%, 08/01/26(a)(c)	75	97,391
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	250	273,088
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(d)	3,164	3,235,192
2.16%, 02/11/26 (Call 02/11/25)(d)	2,536	2,645,835
2.19%, 04/30/26 (Call 04/30/25)(d)	2,200	2,299,123
2.39%, 06/02/28 (Call 06/02/27)(d)	1,030	1,076,103
2.41%, 10/30/25 (Call 10/30/24)(d)	1,095	1,154,158
2.57%, 02/11/31 (Call 02/11/30)(d)	2,328	2,457,483
2.63%, 07/22/22	1,606	1,670,786
2.88%, 10/30/30 (Call 10/30/29)(d)	2,362	2,542,326
3.00%, 02/19/25	1,340	1,453,948
3.00%, 04/22/26	1,920	2,104,281
3.00%, 10/23/26	1,203	1,324,967
3.07%, 01/24/23 (Call 01/24/22)	852	881,483
3.07%, 04/30/41 (Call 04/30/40)(d)	130	137,667
3.20%, 06/17/27 (Call 06/17/26)(d)	1,810	1,980,091
3.30%, 09/09/24	1,247	1,367,236
3.50%, 03/08/22	1,218	1,273,736
3.55%, 09/29/25	1,097	1,228,441
3.58%, 05/22/28 (Call 05/22/27)(d)	1,085	1,217,729
3.75%, 01/24/24 (Call 12/24/23)	951	1,039,311
3.90%, 05/01/45	1,626	1,914,291
4.10%, 06/03/26	1,934	2,187,203
4.13%, 08/15/23	1,557	1,704,530
4.15%, 01/24/29 (Call 10/24/28)	1,373	1,620,707
4.30%, 07/22/27	1,975	2,276,650
4.40%, 06/14/46	1,328	1,590,410
4.48%, 01/16/24	547	609,657
4.48%, 04/04/31 (Call 04/04/30)(d)	1,870	2,280,304
4.65%, 11/04/44	1,206	1,469,070
4.75%, 12/07/46	1,654	2,094,370
4.90%, 11/17/45	1,558	1,978,893
5.01%, 04/04/51 (Call 04/04/50)(d)	3,500	4,777,723
5.38%, 02/07/35	675	917,213
5.38%, 11/02/43	1,574	2,108,996
5.61%, 01/15/44	1,657	2,257,138

Security	Par (000)	Value

Banks (continued)
5.95%, 12/15/36	$430	$561,201
Series M, 3.45%, 02/13/23(a)	1,528	1,624,802
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(d)	200	203,153
3.55%, 08/14/23 (Call 07/14/23)	1,450	1,575,954
3.63%, 10/22/21 (Call 09/21/21)	1,692	1,752,809
5.85%, 02/01/37	875	1,196,560
5.95%, 08/26/36(a)	250	340,058
6.60%, 01/15/38	190	282,060
Westpac Banking Corp.
2.00%, 01/13/23	375	389,124
2.35%, 02/19/25(a)	226	242,289
2.50%, 06/28/22	842	875,861
2.65%, 01/16/30(a)	1,815	2,014,139
2.70%, 08/19/26	751	831,574
2.75%, 01/11/23	210	221,647
2.80%, 01/11/22	150	155,391
2.85%, 05/13/26	1,061	1,178,634
2.89%, 02/04/30 (Call 02/04/25)(d)	447	462,808
3.30%, 02/26/24(a)	448	488,289
3.35%, 03/08/27	742	852,583
3.40%, 01/25/28	970	1,123,117
3.65%, 05/15/23	469	509,267
4.11%, 07/24/34 (Call 07/24/29)(d)	550	621,585
4.32%, 11/23/31 (Call 11/23/26)(d)	1,175	1,340,376
4.42%, 07/24/39	965	1,194,071
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	575	573,068

		996,819,875

Beverages — 2.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,978	2,239,441
4.70%, 02/01/36 (Call 08/01/35)	3,014	3,620,545
4.90%, 02/01/46 (Call 08/01/45)	3,203	3,955,243
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	42	44,023
3.30%, 02/01/23 (Call 12/01/22)	55	58,460
3.65%, 02/01/26 (Call 11/01/25)	976	1,101,278
3.70%, 02/01/24	541	593,513
4.00%, 01/17/43	1,109	1,211,190
4.63%, 02/01/44	1,269	1,496,877
4.70%, 02/01/36 (Call 08/01/35)	685	815,632
4.90%, 02/01/46 (Call 08/01/45)	1,371	1,671,250
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	600	652,990
3.50%, 06/01/30 (Call 03/01/30)	1,079	1,234,848
3.75%, 07/15/42	791	846,088
4.00%, 04/13/28 (Call 01/13/28)	1,373	1,591,500
4.15%, 01/23/25 (Call 12/23/24)	1,017	1,155,262
4.35%, 06/01/40 (Call 12/01/39)	260	302,378
4.38%, 04/15/38 (Call 10/15/37)	1,517	1,749,847
4.44%, 10/06/48 (Call 04/06/48)	1,314	1,533,127
4.50%, 06/01/50 (Call 12/01/49)	1,675	2,024,672
4.60%, 04/15/48 (Call 10/15/47)	2,206	2,629,830
4.60%, 06/01/60 (Call 12/01/59)	130	159,749
4.75%, 01/23/29 (Call 10/23/28)	1,207	1,472,210
4.75%, 04/15/58 (Call 10/15/57)	1,436	1,787,210
4.90%, 01/23/31 (Call 10/23/30)(a)	1,522	1,939,990
4.95%, 01/15/42	1,472	1,790,169
5.45%, 01/23/39 (Call 07/23/38)	1,423	1,816,675

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.55%, 01/23/49 (Call 07/23/48)	$2,410	$3,242,993
5.80%, 01/23/59 (Call 07/23/58)	1,636	2,337,542
5.88%, 06/15/35(a)	50	69,299
8.00%, 11/15/39	83	130,856
8.20%, 01/15/39	517	832,048
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	100	103,450
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	180	200,819
4.70%, 05/15/28 (Call 02/15/28)(b)	1,372	1,599,228
5.15%, 05/15/38 (Call 11/15/37)(b)	755	917,959
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	560	724,652
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	195	203,354
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	156	174,130
3.75%, 01/15/43 (Call 07/15/42)	140	164,190
4.50%, 07/15/45 (Call 01/15/45)	411	546,346
Coca-Cola Co. (The)
1.45%, 06/01/27	194	200,744
1.55%, 09/01/21(a)	410	415,058
1.65%, 06/01/30	151	156,530
1.75%, 09/06/24(a)	355	372,659
2.13%, 09/06/29	1,794	1,925,425
2.20%, 05/25/22(a)	705	729,031
2.25%, 09/01/26	1,171	1,273,948
2.50%, 04/01/23	909	960,263
2.50%, 06/01/40	151	156,400
2.55%, 06/01/26	530	583,976
2.60%, 06/01/50	1,060	1,078,054
2.75%, 06/01/60	1,115	1,134,294
2.88%, 10/27/25	737	816,675
2.90%, 05/25/27(a)	115	129,450
2.95%, 03/25/25	336	370,844
3.20%, 11/01/23	1,410	1,537,249
3.30%, 09/01/21	517	533,113
3.38%, 03/25/27	125	144,303
3.45%, 03/25/30(a)	1,077	1,287,701
4.13%, 03/25/40	355	456,693
4.20%, 03/25/50	1,102	1,457,087
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	225	246,420
Coca-Cola FEMSA SAB de CV
2.75%, 01/22/30 (Call 10/22/29)(a)	1,000	1,076,087
5.25%, 11/26/43	300	416,271
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	404	421,089
2.70%, 05/09/22 (Call 04/09/22)	517	535,075
2.88%, 05/01/30 (Call 02/01/30)	122	130,968
3.15%, 08/01/29 (Call 05/01/29)	1,019	1,109,079
3.20%, 02/15/23 (Call 01/15/23)	656	695,767
3.50%, 05/09/27 (Call 02/09/27)	449	502,258
3.60%, 02/15/28 (Call 11/15/27)	618	696,592
3.70%, 12/06/26 (Call 09/06/26)(a)	288	331,279
3.75%, 05/01/50 (Call 11/01/49)	50	55,218
4.10%, 02/15/48 (Call 08/15/47)(a)	437	504,354
4.25%, 05/01/23	847	927,348
4.40%, 11/15/25 (Call 09/15/25)	475	554,297
4.50%, 05/09/47 (Call 11/09/46)	436	528,299
4.65%, 11/15/28 (Call 08/15/28)	636	764,576
4.75%, 11/15/24	425	492,094
4.75%, 12/01/25	466	551,609

Security	Par (000)	Value

Beverages (continued)
5.25%, 11/15/48 (Call 05/15/48)	$490	$656,237
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	100	103,201
2.00%, 04/29/30 (Call 01/29/30)	1,600	1,664,055
2.13%, 04/29/32 (Call 01/29/32)	250	260,059
2.38%, 10/24/29 (Call 07/24/29)	665	712,926
2.63%, 04/29/23 (Call 01/29/23)	1,153	1,210,574
3.50%, 09/18/23 (Call 08/18/23)	250	270,815
3.88%, 05/18/28 (Call 02/18/28)(a)	410	480,440
3.88%, 04/29/43 (Call 10/29/42)	290	347,830
5.88%, 09/30/36	373	538,021
Diageo Investment Corp.
2.88%, 05/11/22	1,515	1,578,466
4.25%, 05/11/42	855	1,075,622
7.45%, 04/15/35	75	125,208
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	260,036
3.50%, 01/16/50 (Call 07/16/49)	2,000	2,145,092
4.38%, 05/10/43(a)	200	245,480
Heineken NV
3.40%, 04/01/22(a)(b)	165	172,015
3.50%, 01/29/28 (Call 10/29/27)(b)	659	755,039
4.00%, 10/01/42(b)	334	394,610
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	400	507,687
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	207	224,717
2.70%, 11/15/22 (Call 08/15/22)(a)	118	122,747
3.13%, 12/15/23 (Call 10/15/23)(a)	470	505,788
3.40%, 11/15/25 (Call 08/15/25)(a)	710	795,159
3.43%, 06/15/27 (Call 03/15/27)(a)	257	288,044
4.06%, 05/25/23 (Call 04/25/23)	1,274	1,391,826
4.42%, 05/25/25 (Call 03/25/25)	664	770,027
4.42%, 12/15/46 (Call 06/15/46)	480	602,674
4.50%, 11/15/45 (Call 05/15/45)	518	651,445
4.60%, 05/25/28 (Call 02/25/28)	2,094	2,531,835
4.99%, 05/25/38 (Call 11/25/37)	395	518,211
5.09%, 05/25/48 (Call 11/25/47)	420	573,552
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	945	1,010,064
3.50%, 05/01/22	57	59,592
4.20%, 07/15/46 (Call 01/15/46)	760	789,103
5.00%, 05/01/42	549	621,034
PepsiCo Inc.
0.75%, 05/01/23	305	308,821
1.63%, 05/01/30 (Call 02/01/30)	984	1,016,932
1.70%, 10/06/21 (Call 09/06/21)	605	613,663
2.25%, 05/02/22 (Call 04/02/22)	637	657,350
2.25%, 03/19/25 (Call 02/19/25)	1,254	1,347,093
2.38%, 10/06/26 (Call 07/06/26)	1,367	1,495,284
2.63%, 03/19/27 (Call 01/19/27)	130	143,606
2.63%, 07/29/29 (Call 04/29/29)	158	175,782
2.75%, 03/05/22	309	320,586
2.75%, 03/01/23	668	708,179
2.75%, 04/30/25 (Call 01/30/25)	1,012	1,106,254
2.75%, 03/19/30 (Call 12/19/29)	1,130	1,268,439
2.85%, 02/24/26 (Call 11/24/25)	611	677,213
2.88%, 10/15/49 (Call 04/15/49)	1,060	1,135,446
3.00%, 10/15/27 (Call 07/15/27)	1,164	1,318,999
3.10%, 07/17/22 (Call 05/17/22)(a)	582	609,474
3.38%, 07/29/49 (Call 01/29/49)	642	739,105

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.45%, 10/06/46 (Call 04/06/46)	$1,082	$1,272,918
3.50%, 07/17/25 (Call 04/17/25)	270	305,409
3.50%, 03/19/40 (Call 09/19/39)	10	11,794
3.60%, 03/01/24 (Call 12/01/23)	1,062	1,168,027
3.60%, 08/13/42	265	325,769
3.63%, 03/19/50 (Call 09/19/49)	1,350	1,641,027
3.88%, 03/19/60 (Call 09/19/59)	65	82,909
4.00%, 03/05/42	1,005	1,275,731
4.00%, 05/02/47 (Call 11/02/46)	450	569,954
4.25%, 10/22/44 (Call 04/22/44)	360	464,676
4.45%, 04/14/46 (Call 10/14/45)	1,021	1,360,752
4.60%, 07/17/45 (Call 01/17/45)	443	611,325
4.88%, 11/01/40	15	21,000
5.50%, 01/15/40(a)	75	111,963
7.00%, 03/01/29	105	151,838
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	465	526,714
4.25%, 07/15/22(b)	275	293,643
5.50%, 01/15/42(a)(b)	180	246,841
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	700	732,114

		126,774,901

Biotechnology — 0.9%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	25	26,319
2.20%, 02/21/27 (Call 12/21/26)	44	46,704
2.25%, 08/19/23 (Call 06/19/23)(a)	571	598,614
2.30%, 02/25/31 (Call 11/25/30)	1,570	1,660,499
2.45%, 02/21/30 (Call 11/21/29)	199	212,884
2.60%, 08/19/26 (Call 05/19/26)	969	1,063,889
2.65%, 05/11/22 (Call 04/11/22)	1,327	1,375,453
2.70%, 05/01/22 (Call 03/01/22)	555	573,207
2.77%, 09/01/53 (Call 03/01/53)(b)	2,481	2,445,407
3.13%, 05/01/25 (Call 02/01/25)	844	931,502
3.15%, 02/21/40 (Call 08/21/39)	1,382	1,470,387
3.20%, 11/02/27 (Call 08/02/27)	910	1,026,975
3.38%, 02/21/50 (Call 08/21/49)	1,122	1,224,858
3.63%, 05/15/22 (Call 02/15/22)(a)	163	170,533
3.63%, 05/22/24 (Call 02/22/24)	1,659	1,830,812
3.88%, 11/15/21 (Call 08/15/21)	333	344,010
4.40%, 05/01/45 (Call 11/01/44)	1,657	2,081,945
4.56%, 06/15/48 (Call 12/15/47)	209	269,166
4.66%, 06/15/51 (Call 12/15/50)	2,010	2,657,835
4.95%, 10/01/41	931	1,238,854
5.15%, 11/15/41 (Call 05/15/41)	513	689,234
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	921	1,054,331
5.25%, 06/23/45 (Call 12/23/44)	356	494,678
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,437	1,477,530
3.15%, 05/01/50 (Call 11/01/49)	1,415	1,440,060
3.63%, 09/15/22	1,612	1,714,808
4.05%, 09/15/25 (Call 06/15/25)	1,645	1,896,554
5.20%, 09/15/45 (Call 03/15/45)	724	990,317
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	245	250,385
2.50%, 09/01/23 (Call 07/01/23)	376	397,118
2.95%, 03/01/27 (Call 12/01/26)	1,436	1,608,059
3.25%, 09/01/22 (Call 07/01/22)	997	1,048,111
3.50%, 02/01/25 (Call 11/01/24)	1,828	2,050,131
3.65%, 03/01/26 (Call 12/01/25)	724	830,557

Security	Par (000)	Value

Biotechnology (continued)
3.70%, 04/01/24 (Call 01/01/24)	$1,928	$2,132,204
4.00%, 09/01/36 (Call 03/01/36)(a)	230	287,953
4.15%, 03/01/47 (Call 09/01/46)	1,115	1,433,339
4.40%, 12/01/21 (Call 09/01/21)(a)	524	544,481
4.50%, 02/01/45 (Call 08/01/44)	1,128	1,464,634
4.60%, 09/01/35 (Call 03/01/35)	854	1,136,752
4.75%, 03/01/46 (Call 09/01/45)	1,669	2,233,761
4.80%, 04/01/44 (Call 10/01/43)	1,277	1,700,003
5.65%, 12/01/41 (Call 06/01/41)	562	820,390
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	315	308,543
2.80%, 09/15/50 (Call 03/15/50)	325	310,844
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(b)	195	194,693
2.20%, 09/02/30 (Call 06/02/30)(b)	250	247,749

		50,007,072

Building Materials — 0.4%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	190	194,209
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	357	367,511
2.24%, 02/15/25 (Call 01/15/25)(b)	149	156,266
2.49%, 02/15/27 (Call 12/15/26)(a)(b)	250	262,698
2.70%, 02/15/31 (Call 11/15/30)(b)	135	141,554
2.72%, 02/15/30 (Call 11/15/29)(b)	1,620	1,700,482
3.38%, 04/05/40 (Call 10/05/39)(b)	1,483	1,541,651
3.58%, 04/05/50 (Call 10/05/49)(b)	1,218	1,290,522
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	525	574,330
3.95%, 04/04/28 (Call 01/04/28)(b)	325	367,943
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	700	782,671
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	1,000	1,132,016
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	50	51,886
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	600	668,895
4.00%, 09/21/23 (Call 08/21/23)	450	494,643
4.00%, 06/15/25 (Call 03/15/25)(a)	250	285,378
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(b)	835	921,066
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	560	606,779
3.90%, 02/14/26 (Call 11/14/25)	285	320,952
4.50%, 02/15/47 (Call 08/15/46)(a)	321	387,300
4.63%, 07/02/44 (Call 01/02/44)	659	804,178
4.95%, 07/02/64 (Call 01/02/64)(c)	270	338,291
6.00%, 01/15/36(a)	153	203,282
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	340	367,164
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	225	238,403
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	626	701,072
4.25%, 12/15/47 (Call 06/15/47)	735	830,566
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	30	32,531
4.38%, 04/01/26 (Call 01/01/26)(a)	305	357,561
4.45%, 04/01/25 (Call 01/01/25)(a)	594	685,900
4.50%, 05/15/47 (Call 11/15/46)	109	119,129
5.95%, 03/15/22(a)	174	187,705
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	865	931,782
3.88%, 06/01/30 (Call 03/01/30)	100	112,654
3.95%, 08/15/29 (Call 05/15/29)	477	539,422

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.20%, 12/01/24 (Call 09/01/24)	$275	$304,213
4.30%, 07/15/47 (Call 01/15/47)(a)	140	150,179
4.40%, 01/30/48 (Call 07/30/47)	145	159,267
7.00%, 12/01/36	294	391,124
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	15	16,993
3.90%, 04/01/27 (Call 01/01/27)	258	290,297
4.50%, 04/01/25 (Call 01/01/25)(a)	242	276,075
4.50%, 06/15/47 (Call 12/15/46)	836	974,324
4.70%, 03/01/48 (Call 09/01/47)	237	282,380

		21,543,244

Chemicals — 1.7%
Air Liquide Finance SA
1.75%, 09/27/21 (Call 08/27/21)(a)(b)	1,095	1,110,517
2.25%, 09/27/23 (Call 07/27/23)(b)	550	575,865
2.25%, 09/10/29 (Call 06/10/29)(a)(b)	645	686,154
2.50%, 09/27/26 (Call 06/27/26)(b)	250	273,580
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	200	237,756
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	834	869,619
1.85%, 05/15/27 (Call 03/15/27)	592	624,975
2.05%, 05/15/30 (Call 02/15/30)	381	401,863
2.70%, 05/15/40 (Call 11/15/39)	526	564,115
2.80%, 05/15/50 (Call 11/15/49)	1,100	1,170,485
3.00%, 11/03/21(a)	200	206,119
3.35%, 07/31/24 (Call 04/30/24)	260	285,658
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	230	254,082
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	649	705,928
5.45%, 12/01/44 (Call 06/01/44)	15	16,220
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	34	36,042
3.70%, 07/15/22	219	227,870
4.00%, 07/01/29 (Call 04/01/29)	995	1,056,065
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	941	1,005,662
4.63%, 11/15/22	150	161,805
CF Industries Inc.
3.40%, 12/01/21(b)	134	137,554
4.50%, 12/01/26(b)	120	136,305
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	550	583,657
3.40%, 12/01/26 (Call 09/01/26)(b)	414	455,065
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	762	821,137
3.50%, 10/01/24 (Call 07/01/24)(a)	499	545,916
3.63%, 05/15/26 (Call 03/15/26)	645	720,732
4.25%, 10/01/34 (Call 04/01/34)	457	539,939
4.38%, 11/15/42 (Call 05/15/42)	865	976,043
4.55%, 11/30/25 (Call 09/30/25)(a)	460	533,791
4.63%, 10/01/44 (Call 04/01/44)	340	392,145
4.80%, 11/30/28 (Call 08/30/28)(a)	874	1,059,836
4.80%, 05/15/49 (Call 11/15/48)	249	298,758
5.25%, 11/15/41 (Call 05/15/41)	807	982,104
5.55%, 11/30/48 (Call 05/30/48)(a)	782	1,031,038
7.38%, 11/01/29	795	1,130,846
9.40%, 05/15/39	515	876,129
DuPont de Nemours Inc.
2.17%, 05/01/23	440	448,716

Security	Par (000)	Value

Chemicals (continued)
4.21%, 11/15/23 (Call 10/15/23)	$2,922	$3,228,547
4.49%, 11/15/25 (Call 09/15/25)	1,167	1,358,273
4.73%, 11/15/28 (Call 08/15/28)	1,473	1,789,229
5.32%, 11/15/38 (Call 05/15/38)	1,579	2,039,335
5.42%, 11/15/48 (Call 05/15/48)	1,076	1,473,131
Eastman Chemical Co.
3.50%, 12/01/21	150	155,245
3.60%, 08/15/22 (Call 05/15/22)	736	772,772
3.80%, 03/15/25 (Call 12/15/24)	1,178	1,303,783
4.50%, 12/01/28 (Call 09/01/28)	334	395,833
4.65%, 10/15/44 (Call 04/15/44)	580	685,048
4.80%, 09/01/42 (Call 03/01/42)	80	95,226
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	500	488,415
2.13%, 08/15/50 (Call 02/15/50)	549	506,171
2.38%, 08/10/22 (Call 07/10/22)	1,049	1,087,132
2.70%, 11/01/26 (Call 08/01/26)	1,380	1,548,581
3.25%, 12/01/27 (Call 09/01/27)	687	774,515
3.70%, 11/01/46 (Call 05/01/46)	130	148,392
3.95%, 12/01/47 (Call 06/01/47)(a)	536	683,610
4.35%, 12/08/21	468	491,619
4.80%, 03/24/30 (Call 12/24/29)	20	25,368
5.50%, 12/08/41	119	172,145
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	313	325,599
2.30%, 07/15/30 (Call 04/15/30)	300	318,193
Equate Petrochemical BV, 4.25%, 11/03/26(b)	1,000	1,069,616
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	165	183,560
3.45%, 10/01/29 (Call 07/01/29)(a)	699	783,869
3.95%, 02/01/22 (Call 11/01/21)	410	424,379
4.50%, 10/01/49 (Call 04/01/49)	300	379,842
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	760	841,533
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	480	499,900
4.38%, 06/01/47 (Call 12/01/46)(a)	665	759,094
4.45%, 09/26/28 (Call 06/26/28)	542	626,420
5.00%, 09/26/48 (Call 03/26/48)(a)	50	62,188
Lubrizol Corp. (The), 6.50%, 10/01/34	100	155,867
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	640	850,015
LYB International Finance BV
4.00%, 07/15/23	355	386,289
4.88%, 03/15/44 (Call 09/15/43)	675	807,453
5.25%, 07/15/43	321	392,942
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	533	591,689
LYB International Finance III LLC
2.88%, 05/01/25 (Call 04/01/25)	25	26,855
3.38%, 05/01/30 (Call 02/01/30)	120	130,922
4.20%, 10/15/49 (Call 04/15/49)(a)	320	355,923
4.20%, 05/01/50 (Call 11/01/49)	1,055	1,156,580
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	703	804,943
5.75%, 04/15/24 (Call 01/15/24)	500	577,044
6.00%, 11/15/21 (Call 08/17/21)	758	796,751
MEGlobal Canada ULC, 5.00%, 05/18/25(b)	1,000	1,092,500
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	295	307,914
3.75%, 11/15/21 (Call 08/15/21)	460	472,254

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.05%, 11/15/27 (Call 08/15/27)	$209	$231,703
4.25%, 11/15/23 (Call 08/15/23)	76	82,489
4.88%, 11/15/41 (Call 05/15/41)	125	130,353
5.45%, 11/15/33 (Call 05/15/33)	32	36,808
5.63%, 11/15/43 (Call 05/15/43)	525	605,312
NewMarket Corp., 4.10%, 12/15/22	1,082	1,158,179
Nutrien Ltd.
1.90%, 05/13/23	85	87,886
2.95%, 05/13/30 (Call 02/13/30)	45	49,034
3.00%, 04/01/25 (Call 01/01/25)	529	575,118
3.15%, 10/01/22 (Call 07/01/22)	1,093	1,145,001
3.38%, 03/15/25 (Call 12/15/24)(a)	557	617,262
3.50%, 06/01/23 (Call 03/01/23)	187	199,765
3.63%, 03/15/24 (Call 12/15/23)	587	640,718
3.95%, 05/13/50 (Call 11/13/49)(a)	25	29,008
4.00%, 12/15/26 (Call 09/15/26)	603	696,230
4.13%, 03/15/35 (Call 09/15/34)	590	683,364
4.20%, 04/01/29 (Call 01/01/29)(a)	449	535,943
4.90%, 06/01/43 (Call 12/01/42)	114	141,643
5.00%, 04/01/49 (Call 10/01/48)	658	861,558
5.25%, 01/15/45 (Call 07/15/44)	566	710,903
5.63%, 12/01/40	461	590,557
5.88%, 12/01/36	172	212,123
6.13%, 01/15/41 (Call 07/15/40)	469	623,498
7.13%, 05/23/36	42	56,305
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)	1,000	1,167,000
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	535	569,549
2.55%, 06/15/30 (Call 03/15/30)	100	106,898
2.80%, 08/15/29 (Call 05/15/29)	611	663,873
3.20%, 03/15/23 (Call 02/15/23)	354	375,965
3.75%, 03/15/28 (Call 12/15/27)(a)	763	921,682
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,161	1,197,328
2.45%, 02/15/22 (Call 11/15/21)	781	800,989
2.65%, 02/05/25 (Call 11/05/24)	315	341,544
2.70%, 02/21/23 (Call 11/21/22)(a)	62	65,012
3.00%, 09/01/21	135	138,679
3.20%, 01/30/26 (Call 10/30/25)	924	1,036,265
3.55%, 11/07/42 (Call 05/07/42)(a)	350	417,758
Rohm & Haas Co., 7.85%, 07/15/29	485	691,153
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	769	798,227
3.75%, 03/15/27 (Call 12/15/26)	253	274,205
4.25%, 01/15/48 (Call 07/15/47)	280	293,440
4.55%, 03/01/29 (Call 12/01/28)	225	262,233
5.25%, 06/01/45 (Call 12/01/44)	207	251,633
SABIC Capital II BV
4.00%, 10/10/23(a)(b)	850	911,917
4.50%, 10/10/28(b)	600	705,220
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	295	306,847
2.75%, 06/01/22 (Call 05/01/22)	378	392,265
2.95%, 08/15/29 (Call 05/15/29)	361	397,421
3.13%, 06/01/24 (Call 04/01/24)(a)	789	856,935
3.30%, 05/15/50 (Call 11/15/49)	500	536,247
3.45%, 08/01/25 (Call 05/01/25)	298	331,242
3.45%, 06/01/27 (Call 03/01/27)	239	271,213
3.80%, 08/15/49 (Call 02/15/49)	130	149,840
3.95%, 01/15/26 (Call 10/15/25)	75	85,490

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/42 (Call 06/15/42)	$395	$442,025
4.20%, 01/15/22 (Call 10/15/21)	155	161,654
4.50%, 06/01/47 (Call 12/01/46)	1,207	1,526,038
4.55%, 08/01/45 (Call 02/01/45)	20	24,627
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29 (Call 02/07/29)(b)	425	480,250
4.25%, 01/22/50 (Call 07/22/49)(b)	250	271,250
Syngenta Finance NV
3.13%, 03/28/22	984	1,003,045
4.38%, 03/28/42	50	49,357
4.44%, 04/24/23 (Call 03/24/23)(b)	407	428,443
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	1,043	1,128,468
5.18%, 04/24/28 (Call 01/24/28)(a)(b)	380	417,498
5.68%, 04/24/48 (Call 10/24/47)(a)(b)	593	633,118
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	190	201,671
3.60%, 08/15/26 (Call 05/15/26)	153	167,120
4.38%, 11/15/47 (Call 05/15/47)	922	972,442
5.00%, 08/15/46 (Call 02/15/46)(a)	140	160,322
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	100	107,534
3.80%, 06/06/26 (Call 03/06/26)(b)	400	445,033
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	634	741,294

		91,922,614

Commercial Services — 1.1%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(b)	1,000	1,021,273
American University (The), Series 2019, 3.67%, 04/01/49	225	252,448
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 09/16/20)(b)	376	387,280
4.25%, 11/01/29 (Call 11/01/24)(b)	660	695,508
5.25%, 08/01/26 (Call 08/01/21)(b)	300	317,250
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	800	791,607
3.38%, 09/15/25 (Call 06/15/25)	948	1,072,047
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)(a)	430	484,435
5.50%, 11/01/22 (Call 05/01/22)(a)	145	155,382
California Institute of Technology, 4.70%, 11/01/2111	40	57,575
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)(a)	315	326,466
3.25%, 06/01/22 (Call 03/01/22)	1,030	1,072,688
3.70%, 04/01/27 (Call 01/01/27)	1,735	1,981,182
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	115	166,162
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	200	208,656
3.91%, 05/31/23(b)	1,290	1,360,240
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(b)	400	418,512
5.63%, 09/25/48(b)	895	1,056,100
6.85%, 07/02/37(a)(b)	735	938,198
Duke University
Series 2020, 2.68%, 10/01/44	100	107,092
Series 2020, 2.76%, 10/01/50	88	93,969
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	100	105,575
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	50	55,116
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	997	1,065,396

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.10%, 05/15/30 (Call 02/15/30)	$85	$92,876
3.25%, 06/01/26 (Call 03/01/26)(a)	50	54,073
3.30%, 12/15/22 (Call 09/15/22)	230	242,196
3.95%, 06/15/23 (Call 05/15/23)(a)	204	220,765
7.00%, 07/01/37	235	301,916
ERAC USA Finance LLC
2.60%, 12/01/21 (Call 11/01/21)(b)	50	50,932
2.70%, 11/01/23 (Call 09/01/23)(a)(b)	263	275,407
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	583	635,275
3.80%, 11/01/25 (Call 08/01/25)(b)	289	323,085
3.85%, 11/15/24 (Call 08/15/24)(b)	315	346,713
4.20%, 11/01/46 (Call 05/01/46)(b)	480	522,672
4.50%, 02/15/45 (Call 08/15/44)(b)	150	168,534
5.63%, 03/15/42(b)	565	695,959
7.00%, 10/15/37(a)(b)	915	1,300,452
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	625	676,402
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	315	372,660
Ford Foundation (The), Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	140	182,221
George Washington University (The)
4.87%, 09/15/45	205	280,919
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)(a)	424	552,853
Georgetown University (The), Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	75	102,488
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	990	1,058,230
2.90%, 05/15/30 (Call 02/15/30)	355	382,203
3.20%, 08/15/29 (Call 05/15/29)	545	597,651
3.75%, 06/01/23 (Call 03/01/23)	410	440,684
4.00%, 06/01/23 (Call 05/01/23)	581	631,790
4.15%, 08/15/49 (Call 02/15/49)	70	82,679
4.45%, 06/01/28 (Call 03/01/28)	815	958,899
4.80%, 04/01/26 (Call 01/01/26)	643	757,673
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	165	178,675
4.00%, 03/01/26 (Call 12/01/25)(b)	212	239,085
4.13%, 08/01/23 (Call 07/01/23)(a)	172	187,955
4.25%, 05/01/29 (Call 02/01/29)	1,107	1,292,422
4.75%, 02/15/25 (Call 11/15/24)(b)	1,397	1,589,060
4.75%, 08/01/28 (Call 05/01/28)	110	131,759
5.00%, 11/01/22 (Call 08/01/22)(b)	1,218	1,310,729
Johns Hopkins University, Series 2013, 4.08%, 07/01/53(a)	150	201,065
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	50	51,008
3.65%, 05/01/48 (Call 11/01/47)	425	541,369
Massachusetts Institute of Technology
3.96%, 07/01/38	85	106,572
4.68%, 07/01/2114	191	286,512
5.60%, 07/01/2111	540	948,171
Series F, 2.99%, 07/01/50 (Call 01/01/50)	161	188,998
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	100	93,520
2.63%, 01/15/23 (Call 12/15/22)(a)	742	778,080
2.75%, 12/15/21 (Call 09/03/20)	512	526,795
3.25%, 01/15/28 (Call 10/15/27)	135	152,107
3.25%, 05/20/50 (Call 11/20/49)	60	66,195
3.75%, 03/24/25 (Call 02/24/25)	99	111,898
4.25%, 02/01/29 (Call 11/01/28)(a)	276	330,718

Security	Par (000)	Value

Commercial Services (continued)
4.50%, 09/01/22 (Call 06/01/22)	$869	$931,774
4.88%, 02/15/24 (Call 11/15/23)(a)	384	435,042
4.88%, 12/17/48 (Call 06/17/48)	399	534,004
5.25%, 07/15/44	60	82,804
Northwestern University
3.69%, 12/01/38	350	385,284
3.87%, 12/01/48	100	124,950
Novant Health Inc., 4.37%, 11/01/43	45	56,441
PayPal Holdings Inc.
1.35%, 06/01/23	324	331,583
1.65%, 06/01/25 (Call 05/01/25)	224	233,100
2.20%, 09/26/22	616	638,793
2.30%, 06/01/30 (Call 03/01/30)	1,245	1,325,731
2.40%, 10/01/24 (Call 09/01/24)	1,128	1,203,696
2.65%, 10/01/26 (Call 08/01/26)	430	471,188
2.85%, 10/01/29 (Call 07/01/29)	643	712,510
3.25%, 06/01/50 (Call 12/01/49)	235	265,563
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	40	41,081
3.15%, 07/15/46 (Call 01/15/46)	675	766,895
3.30%, 07/15/56 (Call 01/15/56)	165	202,983
3.62%, 10/01/37	268	331,035
4.88%, 10/15/40	250	351,797
6.50%, 01/15/39(a)(b)	200	327,767
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	92	101,123
3.50%, 03/16/23 (Call 02/16/23)	1,302	1,392,711
4.00%, 03/18/29 (Call 12/18/28)(a)	850	1,005,004
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	165	163,048
2.30%, 08/15/60 (Call 02/15/60)	160	148,103
2.50%, 12/01/29 (Call 09/01/29)	669	730,885
2.95%, 01/22/27 (Call 10/22/26)	85	94,551
3.25%, 12/01/49 (Call 06/01/49)	735	854,477
4.00%, 06/15/25 (Call 03/15/25)	780	892,355
4.40%, 02/15/26 (Call 09/12/20)	1,130	1,346,659
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(b)	713	762,991
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	380	419,413
Trustees of Boston College, 3.13%, 07/01/52(a)	500	561,989
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	130	171,371
Trustees of Princeton University (The), 5.70%, 03/01/39	315	486,939
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/2119 (Call 08/15/2118)	500	574,782
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	23	27,584
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	374	442,768
University of Southern California
3.03%, 10/01/39	729	804,724
5.25%, 10/01/2111	235	375,388
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	185	233,066
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	200	229,433
4.00%, 06/15/25 (Call 03/15/25)	197	225,605
4.13%, 09/12/22	377	402,819
4.13%, 03/15/29 (Call 12/15/28)	128	152,830
5.50%, 06/15/45 (Call 12/15/44)	451	636,801

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/45	$95	$114,511
3.77%, 05/15/55(a)	200	257,965
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	14	14,166
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	35	35,632
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	30	31,252

		59,256,023

Computers — 2.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	10	10,417
Apple Inc.
0.75%, 05/11/23	272	275,482
1.13%, 05/11/25 (Call 04/11/25)	235	241,144
1.65%, 05/11/30 (Call 02/11/30)	1,760	1,824,853
1.70%, 09/11/22	700	720,872
1.80%, 09/11/24 (Call 08/11/24)	543	570,434
2.05%, 09/11/26 (Call 07/11/26)	454	488,293
2.10%, 09/12/22 (Call 08/12/22)	361	374,580
2.15%, 02/09/22	1,002	1,029,509
2.20%, 09/11/29 (Call 06/11/29)	1,071	1,154,847
2.30%, 05/11/22 (Call 04/11/22)	1,539	1,589,183
2.40%, 01/13/23 (Call 12/13/22)(a)	1,108	1,161,614
2.40%, 05/03/23	1,826	1,927,672
2.40%, 08/20/50 (Call 06/20/50)	1,000	996,694
2.45%, 08/04/26 (Call 05/04/26)	1,693	1,852,326
2.50%, 02/09/22 (Call 01/09/22)	1,095	1,128,696
2.50%, 02/09/25	1,409	1,528,374
2.65%, 05/11/50 (Call 11/11/49)	125	129,148
2.70%, 05/13/22	1,237	1,287,510
2.75%, 01/13/25 (Call 11/13/24)	801	875,009
2.85%, 02/23/23 (Call 12/23/22)	1,582	1,674,495
2.85%, 05/11/24 (Call 03/11/24)	1,592	1,722,904
2.90%, 09/12/27 (Call 06/12/27)	2,092	2,354,250
2.95%, 09/11/49 (Call 03/11/49)	1,049	1,132,663
3.00%, 02/09/24 (Call 12/09/23)	1,752	1,893,105
3.00%, 06/20/27 (Call 03/20/27)	455	513,367
3.00%, 11/13/27 (Call 08/13/27)	586	665,028
3.20%, 05/13/25	721	807,267
3.20%, 05/11/27 (Call 02/11/27)	1,729	1,967,760
3.25%, 02/23/26 (Call 11/23/25)	1,340	1,514,774
3.35%, 02/09/27 (Call 11/09/26)(a)	1,505	1,723,964
3.45%, 05/06/24	993	1,099,483
3.45%, 02/09/45(a)	1,733	2,026,643
3.75%, 09/12/47 (Call 03/12/47)	735	889,774
3.75%, 11/13/47 (Call 05/13/47)	932	1,131,310
3.85%, 05/04/43	1,649	2,033,164
3.85%, 08/04/46 (Call 02/04/46)(a)	1,372	1,694,160
4.25%, 02/09/47 (Call 08/09/46)	1,019	1,345,661
4.38%, 05/13/45	1,486	1,962,661
4.45%, 05/06/44	964	1,297,885
4.50%, 02/23/36 (Call 08/23/35)	754	1,001,510
4.65%, 02/23/46 (Call 08/23/45)	2,447	3,364,668
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	1,015	1,095,733
4.90%, 10/01/26 (Call 08/01/26)(b)	1,665	1,884,619
5.30%, 10/01/29 (Call 07/01/29)(b)	1,203	1,373,638
5.45%, 06/15/23 (Call 04/15/23)(b)	1,752	1,935,031
5.85%, 07/15/25 (Call 06/15/25)(b)	585	685,194
6.02%, 06/15/26 (Call 03/15/26)(b)	1,899	2,241,446
6.10%, 07/15/27 (Call 05/15/27)(b)	10	11,778

Security	Par (000)	Value

Computers (continued)
6.20%, 07/15/30 (Call 04/15/30)(b)	$875	$1,056,758
8.10%, 07/15/36 (Call 01/15/36)(b)	1,173	1,561,437
8.35%, 07/15/46 (Call 01/15/46)(b)	1,379	1,863,751
DXC Technology Co.
4.00%, 04/15/23	275	290,140
4.25%, 04/15/24 (Call 02/15/24)(a)	497	540,500
4.45%, 09/18/22	72	75,726
4.75%, 04/15/27 (Call 01/15/27)(a)	598	666,472
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	250	262,187
3.70%, 04/01/22 (Call 03/01/22)	708	725,706
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,238	1,251,722
1.75%, 04/01/26 (Call 03/01/26)	383	384,601
2.25%, 04/01/23 (Call 03/01/23)	1,464	1,516,199
3.50%, 10/05/21 (Call 09/05/21)	189	194,762
4.40%, 10/15/22 (Call 08/15/22)	1,546	1,657,481
4.45%, 10/02/23 (Call 09/02/23)	333	367,381
4.65%, 10/01/24 (Call 09/01/24)	188	212,547
4.90%, 10/15/25 (Call 07/15/25)	2,016	2,330,546
6.20%, 10/15/35 (Call 04/15/35)(a)	272	340,055
6.35%, 10/15/45 (Call 04/15/45)	1,080	1,393,281
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	380	400,121
3.00%, 06/17/27 (Call 04/17/27)	144	155,859
3.40%, 06/17/30 (Call 03/17/30)(a)	550	593,942
4.05%, 09/15/22	254	270,843
6.00%, 09/15/41	797	980,034
IBM Credit LLC
2.20%, 09/08/22(a)	310	322,444
3.00%, 02/06/23(a)	690	735,136
3.60%, 11/30/21	232	241,733
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	420	435,027
1.88%, 08/01/22	1,280	1,319,673
1.95%, 05/15/30 (Call 02/15/30)	600	619,726
2.50%, 01/27/22	1,440	1,484,851
2.85%, 05/13/22	1,095	1,141,945
2.85%, 05/15/40 (Call 11/15/39)	145	154,122
2.88%, 11/09/22(a)	1,255	1,325,209
2.95%, 05/15/50 (Call 11/15/49)	215	222,168
3.00%, 05/15/24	999	1,086,280
3.30%, 05/15/26	645	732,243
3.30%, 01/27/27(a)	785	888,935
3.38%, 08/01/23	770	836,125
3.45%, 02/19/26(a)	1,385	1,574,642
3.50%, 05/15/29	1,540	1,787,454
3.63%, 02/12/24	684	754,618
4.00%, 06/20/42	909	1,092,875
4.15%, 05/15/39	1,435	1,766,042
4.25%, 05/15/49	2,230	2,833,357
4.70%, 02/19/46(a)	475	634,127
5.60%, 11/30/39	795	1,141,674
5.88%, 11/29/32	593	864,315
6.22%, 08/01/27(a)	212	281,433
6.50%, 01/15/28	253	342,951
7.00%, 10/30/25	759	993,796
7.13%, 12/01/96	75	129,667
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(b)	189	210,988

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$460	$478,642
3.30%, 09/29/24 (Call 07/29/24)	692	754,918
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(a)(b)	1,269	1,360,498
4.13%, 01/15/31 (Call 10/15/30)(a)(b)	110	119,174
4.75%, 06/01/23	333	359,018
4.88%, 03/01/24 (Call 01/01/24)(a)	546	599,034
4.88%, 06/01/27 (Call 03/01/27)(a)	253	282,997
5.75%, 12/01/34 (Call 06/01/34)(a)	556	630,964

		111,841,444

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	344	358,436
2.10%, 05/01/23	56	58,671
2.25%, 11/15/22	194	202,590
2.30%, 05/03/22	735	760,085
2.45%, 11/15/21	197	202,139
3.25%, 03/15/24(a)	395	434,178
3.70%, 08/01/47 (Call 02/01/47)	767	1,005,867
4.00%, 08/15/45	185	250,415
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	580	614,497
2.35%, 08/15/22	214	221,669
2.38%, 12/01/29 (Call 09/01/29)	592	635,028
2.60%, 04/15/30 (Call 01/15/30)	10	10,975
3.13%, 12/01/49 (Call 06/01/49)(a)	975	1,092,174
3.15%, 03/15/27 (Call 12/15/26)	355	402,502
3.70%, 08/15/42	177	195,347
4.15%, 03/15/47 (Call 09/15/46)	285	360,766
4.38%, 06/15/45 (Call 12/15/44)	119	154,475
6.00%, 05/15/37	150	217,174
Procter & Gamble Co. (The)
2.15%, 08/11/22	1,516	1,572,583
2.30%, 02/06/22(a)	693	713,068
2.45%, 03/25/25	49	53,161
2.45%, 11/03/26	676	743,953
2.70%, 02/02/26(a)	264	296,663
2.80%, 03/25/27	159	178,194
2.85%, 08/11/27	455	516,803
3.00%, 03/25/30	1,214	1,403,168
3.10%, 08/15/23	113	122,375
3.50%, 10/25/47	825	1,045,156
3.55%, 03/25/40	530	649,165
3.60%, 03/25/50	625	793,324
5.50%, 02/01/34	445	631,066
5.80%, 08/15/34(a)	173	248,897
Unilever Capital Corp.
2.00%, 07/28/26	610	653,147
2.13%, 09/06/29 (Call 06/06/29)	920	981,017
2.20%, 05/05/22 (Call 04/05/22)	125	128,777
2.60%, 05/05/24 (Call 03/05/24)	475	510,402
2.90%, 05/05/27 (Call 02/05/27)	1,040	1,169,856
3.00%, 03/07/22	100	104,162
3.10%, 07/30/25	250	280,131
3.13%, 03/22/23 (Call 02/22/23)	310	331,055
3.25%, 03/07/24 (Call 02/07/24)(a)	884	963,984
3.38%, 03/22/25 (Call 01/22/25)	100	111,606
3.50%, 03/22/28 (Call 12/22/27)	870	1,024,035

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.90%, 11/15/32	$757	$1,119,183

		23,521,919

Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	1,094	1,246,094
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	343	360,162
3.75%, 05/15/46 (Call 11/15/45)	375	429,760
4.20%, 05/15/47 (Call 11/15/46)	585	712,762
4.60%, 06/15/45 (Call 12/15/44)	683	883,220

		3,631,998

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	505	485,306
3.30%, 01/23/23 (Call 12/23/22)(a)	280	279,197
3.50%, 05/26/22 (Call 04/26/22)	345	346,694
3.50%, 01/15/25 (Call 11/15/24)	540	524,449
3.65%, 07/21/27 (Call 04/21/27)	747	696,986
3.88%, 01/23/28 (Call 10/23/27)(a)	200	184,408
3.95%, 02/01/22 (Call 01/01/22)(a)	1,140	1,154,446
4.13%, 07/03/23 (Call 06/03/23)	150	151,632
4.45%, 10/01/25 (Call 08/01/25)	590	591,326
4.45%, 04/03/26 (Call 02/03/26)(a)	520	524,590
4.63%, 07/01/22	960	983,077
4.88%, 01/16/24 (Call 12/16/23)	940	967,809
5.00%, 10/01/21	430	442,732
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	65	69,685
3.50%, 08/01/25	125	137,728
4.25%, 02/15/24	275	303,258
AIG Global Funding
0.80%, 07/07/23(b)	14	14,108
2.30%, 07/01/22(a)(b)	699	720,944
2.70%, 12/15/21(b)	100	103,061
Air Lease Corp.
2.25%, 01/15/23(a)	921	924,291
2.30%, 02/01/25 (Call 01/01/25)	260	255,325
2.63%, 07/01/22 (Call 06/01/22)(a)	577	581,214
2.75%, 01/15/23 (Call 12/15/22)	657	660,626
3.00%, 09/15/23 (Call 07/15/23)	774	778,277
3.00%, 02/01/30 (Call 11/01/29)	590	557,487
3.25%, 03/01/25 (Call 01/01/25)(a)	844	856,611
3.25%, 10/01/29 (Call 07/01/29)	165	160,097
3.38%, 07/01/25 (Call 06/01/25)	139	141,503
3.50%, 01/15/22	888	907,685
3.63%, 04/01/27 (Call 01/01/27)	157	157,329
3.63%, 12/01/27 (Call 09/01/27)(a)	135	138,610
3.75%, 02/01/22 (Call 12/01/21)	205	209,437
3.75%, 06/01/26 (Call 04/01/26)(a)	464	474,460
3.88%, 07/03/23 (Call 06/03/23)	202	210,113
4.25%, 02/01/24 (Call 01/01/24)	830	866,876
4.25%, 09/15/24 (Call 06/15/24)	750	782,400
4.63%, 10/01/28 (Call 07/01/28)	312	328,261
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	588	568,602
4.25%, 06/15/26 (Call 04/15/26)	603	562,948
4.40%, 09/25/23 (Call 08/25/23)	932	925,359
5.00%, 04/01/23	35	35,193
5.25%, 08/11/25 (Call 07/11/25)(b)	1,100	1,079,230

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 02/15/22	$680	$695,816
Ally Financial Inc.
3.05%, 06/05/23 (Call 05/05/23)	15	15,568
3.88%, 05/21/24 (Call 04/21/24)	375	399,223
4.13%, 02/13/22	200	207,068
4.63%, 05/19/22	662	696,851
4.63%, 03/30/25(a)	365	403,934
5.13%, 09/30/24	165	184,699
5.80%, 05/01/25 (Call 04/01/25)	75	86,657
8.00%, 11/01/31	2,200	2,983,396
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	2,268	2,353,800
2.50%, 07/30/24 (Call 06/30/24)(a)	991	1,059,707
2.65%, 12/02/22	805	845,034
2.75%, 05/20/22 (Call 04/20/22)	960	996,194
3.00%, 10/30/24 (Call 09/29/24)	1,084	1,182,088
3.13%, 05/20/26 (Call 04/20/26)	702	788,106
3.40%, 02/27/23 (Call 01/27/23)	1,486	1,589,496
3.40%, 02/22/24 (Call 01/22/24)	228	249,890
3.63%, 12/05/24 (Call 11/04/24)	309	343,690
3.70%, 11/05/21 (Call 10/05/21)	1,100	1,141,822
3.70%, 08/03/23 (Call 07/03/23)	1,583	1,724,260
4.05%, 12/03/42	982	1,241,520
4.20%, 11/06/25 (Call 10/06/25)	637	744,561
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	994	1,027,427
3.30%, 05/03/27 (Call 04/03/27)	1,992	2,276,857
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	36	39,784
3.00%, 03/22/22	500	519,529
3.70%, 10/15/24	585	655,221
4.00%, 10/15/23	639	709,453
Apollo Management Holdings LP, 4.00%, 05/30/24(a)(b)	932	1,026,458
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	175	155,559
3.25%, 02/15/27 (Call 12/15/26)(b)	25	21,494
3.63%, 05/01/22 (Call 04/01/22)(b)	1,550	1,500,255
3.95%, 07/01/24 (Call 06/01/24)(b)	976	901,876
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	810	746,327
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	1,052	1,022,746
5.25%, 05/15/24 (Call 04/15/24)(b)	700	679,000
5.50%, 01/15/23 (Call 12/15/22)(b)	306	299,765
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	260	260,338
5.38%, 07/24/23	235	248,988
Blackstone Holdings Finance Co. LLC
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	1,190	1,277,843
3.15%, 10/02/27 (Call 07/02/27)(b)	135	149,394
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	500	549,000
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	29	33,594
4.45%, 07/15/45(b)	215	260,522
5.00%, 06/15/44(a)(b)	30	38,603
6.25%, 08/15/42(b)	65	92,755
Blackstone/GSO Secured Lending Fund, 3.65%, 07/14/23(b)	15	15,123
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(b)	250	251,867
2.75%, 09/18/22 (Call 08/18/22)(b)	200	204,296
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	700	728,553
3.25%, 04/29/25 (Call 03/29/25)(b)	1,000	1,053,430

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 10/10/24 (Call 09/10/24)(b)	$639	$676,600
3.88%, 04/27/26 (Call 01/27/26)(b)	1,000	1,087,890
Brightsphere Investment Group Inc., 4.80%, 07/27/26	64	66,965
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	325	367,109
4.00%, 04/01/24 (Call 02/01/24)	466	512,150
4.25%, 06/02/26 (Call 03/02/26)	437	498,849
4.35%, 04/15/30 (Call 01/15/30)	98	113,765
4.70%, 09/20/47 (Call 03/20/47)	901	1,066,400
4.85%, 03/29/29 (Call 12/29/28)	1,035	1,236,419
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	296	294,820
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	196	214,922
Capital One Bank USA N.A., 3.38%, 02/15/23	1,187	1,256,871
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	65	68,125
3.20%, 01/30/23 (Call 12/30/22)	812	857,541
3.20%, 02/05/25 (Call 01/05/25)	425	463,074
3.30%, 10/30/24 (Call 09/30/24)	1,414	1,539,213
3.50%, 06/15/23	717	769,265
3.65%, 05/11/27 (Call 04/11/27)	1,150	1,280,550
3.75%, 04/24/24 (Call 03/24/24)	1,109	1,215,214
3.75%, 07/28/26 (Call 06/28/26)	1,183	1,298,752
3.75%, 03/09/27 (Call 02/09/27)	723	802,731
3.80%, 01/31/28 (Call 12/31/27)	1,043	1,164,941
3.90%, 01/29/24 (Call 12/29/23)	945	1,031,868
4.20%, 10/29/25 (Call 09/29/25)	731	819,213
4.25%, 04/30/25 (Call 03/31/25)(a)	618	705,848
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(a)(b)	493	529,215
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	1,322	1,514,626
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	541	569,776
3.00%, 03/10/25 (Call 12/10/24)	406	446,460
3.20%, 03/02/27 (Call 12/02/26)	300	336,701
3.20%, 01/25/28 (Call 10/25/27)	105	119,565
3.23%, 09/01/22	130	137,501
3.25%, 05/22/29 (Call 02/22/29)	225	259,302
3.45%, 02/13/26 (Call 11/13/25)	180	204,671
3.55%, 02/01/24 (Call 01/01/24)	554	608,555
3.85%, 05/21/25 (Call 03/21/25)	572	655,467
4.00%, 02/01/29 (Call 11/01/28)	527	632,296
4.20%, 03/24/25 (Call 02/24/25)(a)	100	115,839
4.63%, 03/22/30 (Call 12/22/29)	415	528,765
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	400	454,899
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	1,025	1,139,175
Citadel LP
4.88%, 01/15/27 (Call 11/15/26)(b)	266	283,972
5.38%, 01/17/23 (Call 12/17/22)(b)	250	266,428
CME Group Inc.
3.00%, 09/15/22	189	199,172
3.00%, 03/15/25 (Call 12/15/24)(a)	1,099	1,204,572
3.75%, 06/15/28 (Call 03/15/28)	331	392,999
4.15%, 06/15/48 (Call 12/15/47)	627	824,837
5.30%, 09/15/43 (Call 03/15/43)	768	1,124,188
Credit Suisse USA Inc., 7.13%, 07/15/32	410	634,304
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	95	98,265
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	640	698,460
3.85%, 11/21/22	343	366,055
3.95%, 11/06/24 (Call 08/06/24)	610	671,664

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)	$582	$648,488
4.50%, 01/30/26 (Call 11/30/25)	935	1,072,150
5.20%, 04/27/22	751	802,213
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	115	127,079
Franklin Resources Inc.
2.80%, 09/15/22	162	169,513
2.85%, 03/30/25	707	774,755
GE Capital Funding LLC
4.05%, 05/15/27 (Call 03/15/27)(a)(b)	225	238,613
4.40%, 05/15/30 (Call 02/15/30)(b)	2,069	2,184,802
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	1,230	1,305,289
4.42%, 11/15/35	6,456	6,669,613
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	625	685,450
International Lease Finance Corp., 5.88%, 08/15/22	1,608	1,740,608
Invesco Finance PLC
3.13%, 11/30/22	675	714,792
3.75%, 01/15/26	187	210,731
4.00%, 01/30/24	470	514,961
5.38%, 11/30/43	380	464,606
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	255	290,535
Jefferies Financial Group Inc.
5.50%, 10/18/23 (Call 01/18/23)	237	261,433
6.63%, 10/23/43 (Call 07/23/43)	250	307,306
Jefferies Group LLC
5.13%, 01/20/23	582	636,448
6.25%, 01/15/36(a)	410	496,214
6.45%, 06/08/27	341	410,344
6.50%, 01/20/43(a)	244	309,275
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	489	552,163
4.85%, 01/15/27	509	578,195
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	260	280,025
3.75%, 02/13/25	96	103,645
4.38%, 03/11/29 (Call 12/11/28)	387	444,888
4.50%, 09/19/28 (Call 06/19/28)(a)	376	435,137
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	250	261,264
Legg Mason Inc.
3.95%, 07/15/24	50	55,475
4.75%, 03/15/26	60	71,358
5.63%, 01/15/44(a)	489	665,249
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	280	285,385
2.00%, 03/03/25 (Call 02/03/25)	887	947,437
2.95%, 11/21/26 (Call 08/21/26)	983	1,110,629
2.95%, 06/01/29 (Call 03/01/29)	495	560,811
3.30%, 03/26/27 (Call 01/26/27)	210	240,987
3.35%, 03/26/30 (Call 12/26/29)	215	252,504
3.38%, 04/01/24	824	910,372
3.50%, 02/26/28 (Call 11/26/27)	326	381,744
3.65%, 06/01/49 (Call 12/01/48)	849	1,026,574
3.80%, 11/21/46 (Call 05/21/46)	153	187,954
3.85%, 03/26/50 (Call 09/26/49)	1,312	1,650,524
3.95%, 02/26/48 (Call 08/26/47)(a)	345	433,694
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	300	309,881
3.56%, 02/28/24 (Call 01/28/24)(b)	400	429,644
3.96%, 09/19/23 (Call 08/19/23)(b)	625	675,006

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	$236	$253,085
3.85%, 06/30/26 (Call 03/30/26)	795	915,774
4.25%, 06/01/24 (Call 03/01/24)	901	1,009,573
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	105	118,113
Nomura Holdings Inc.
2.65%, 01/16/25	1,500	1,581,649
2.68%, 07/16/30	2,000	2,079,513
3.10%, 01/16/30	500	535,969
Nuveen Finance LLC, 4.13%, 11/01/24(b)	745	845,414
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	570	681,416
ORIX Corp.
2.90%, 07/18/22	1,011	1,050,985
3.25%, 12/04/24	430	467,782
3.70%, 07/18/27(a)	160	180,356
4.05%, 01/16/24	88	96,503
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	205	195,650
5.25%, 08/15/22 (Call 07/15/22)(a)(b)	1,236	1,227,154
5.50%, 02/15/24(a)(b)	610	601,514
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	400	460,257
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)(b)	250	308,356
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	800	790,944
6.15%, 12/06/28(b)	455	517,655
Raymond James Financial Inc.
3.63%, 09/15/26	420	480,116
4.65%, 04/01/30 (Call 01/01/30)	215	261,831
4.95%, 07/15/46	590	753,823
5.63%, 04/01/24	45	52,063
REC Ltd.
4.75%, 05/19/23(b)	800	841,168
5.25%, 11/13/23(b)	845	909,035
Stifel Financial Corp., 4.25%, 07/18/24(a)	375	415,388
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	534	549,813
3.70%, 08/04/26 (Call 05/04/26)	828	862,457
3.95%, 12/01/27 (Call 09/01/27)	701	739,485
4.25%, 08/15/24 (Call 05/15/24)	883	948,299
4.38%, 03/19/24 (Call 02/19/24)	615	662,783
4.50%, 07/23/25 (Call 04/23/25)	638	694,283
5.15%, 03/19/29 (Call 12/19/28)(a)	678	776,681
USAA Capital Corp., 1.50%, 05/01/23(b)	100	102,920
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	600	585,822
1.90%, 04/15/27 (Call 02/15/27)	114	120,745
2.00%, 08/15/50 (Call 02/15/50)	400	375,986
2.05%, 04/15/30 (Call 01/15/30)	58	61,721
2.15%, 09/15/22 (Call 08/15/22)	1,179	1,222,871
2.70%, 04/15/40 (Call 10/15/39)	21	22,683
2.75%, 09/15/27 (Call 06/15/27)	345	383,717
2.80%, 12/14/22 (Call 10/14/22)	1,488	1,570,197
3.15%, 12/14/25 (Call 09/14/25)	2,814	3,163,712
3.65%, 09/15/47 (Call 03/15/47)	850	1,048,092
4.15%, 12/14/35 (Call 06/14/35)	1,115	1,452,905
4.30%, 12/14/45 (Call 06/14/45)	2,651	3,528,670
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	413	437,507
3.60%, 03/15/22 (Call 02/15/22)	80	83,293

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 06/09/23 (Call 05/09/23)	$76	$82,381
6.20%, 11/17/36(a)	425	505,035
6.20%, 06/21/40(a)	390	458,569

		163,907,107

Electric — 8.1%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	1,050	1,110,417
4.00%, 10/03/49(b)	400	472,000
4.38%, 04/23/25(b)	1,055	1,192,023
4.88%, 04/23/30(b)	1,175	1,467,114
6.50%, 10/27/36(a)(b)	225	330,205
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)(b)	200	199,500
Adani Transmission Ltd., 4.25%, 05/21/36(b)	498	493,823
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	480	497,179
3.80%, 10/01/47 (Call 04/01/47)	750	873,232
3.85%, 10/01/25 (Call 07/01/25)(b)	71	79,030
3.95%, 06/01/28 (Call 03/01/28)	75	87,104
Series E, 6.65%, 02/15/33	559	772,708
Series G, 4.15%, 05/01/49 (Call 11/01/48)	140	172,024
Series H, 3.45%, 01/15/50 (Call 07/15/49)	25	27,559
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)(a)	380	427,387
3.75%, 12/01/47 (Call 06/01/47)	349	415,247
3.80%, 06/15/49 (Call 12/15/48)	155	186,599
4.00%, 12/01/46 (Call 06/01/46)	495	608,709
4.25%, 09/15/48 (Call 03/15/48)	245	312,177
AES Corp. (The), 3.95%, 07/15/30 (Call 04/15/30)(b)	95	101,993
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)(a)	399	457,899
3.75%, 03/01/45 (Call 09/01/44)	649	764,228
3.85%, 12/01/42	425	505,856
4.10%, 01/15/42	85	100,094
4.15%, 08/15/44 (Call 02/15/44)(a)	380	469,132
4.30%, 01/02/46 (Call 07/02/45)	205	255,365
5.50%, 03/15/41	35	48,259
6.00%, 03/01/39	185	269,901
6.13%, 05/15/38	155	226,097
Series 11-C, 5.20%, 06/01/41	321	429,810
Series 13-A, 3.55%, 12/01/23	68	74,346
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	250	249,668
Series A, 4.30%, 07/15/48 (Call 01/15/48)	215	277,880
Series B, 3.70%, 12/01/47 (Call 06/01/47)	191	227,908
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	610	656,397
4.25%, 06/15/28 (Call 03/15/28)(b)	190	221,740
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	827	883,033
3.50%, 01/15/31 (Call 10/15/30)	60	68,871
3.65%, 02/15/26 (Call 11/15/25)	420	475,829
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	715	743,486
3.25%, 03/01/25 (Call 12/01/24)	235	258,946
3.25%, 03/15/50 (Call 09/15/49)	135	155,581
3.70%, 12/01/47 (Call 06/01/47)	135	161,543
3.80%, 05/15/28 (Call 02/15/28)	75	87,794
4.15%, 03/15/46 (Call 09/15/45)	380	476,212
4.30%, 07/01/44 (Call 01/01/44)	553	688,825
4.50%, 03/15/49 (Call 09/15/48)	474	645,530
4.80%, 12/15/43 (Call 06/15/43)	135	177,601

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	$52	$57,301
3.25%, 03/01/50 (Call 09/01/49)	182	192,375
Series F, 2.95%, 12/15/22 (Call 09/15/22)	380	399,051
Series I, 3.65%, 12/01/21	225	234,200
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	355	417,965
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	203	258,011
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	275	301,747
4.40%, 05/15/44 (Call 11/15/43)	639	764,967
4.45%, 06/01/45 (Call 12/01/44)	303	367,565
7.00%, 04/01/38	120	179,902
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	275	340,702
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	50	56,693
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	125	133,868
2.95%, 09/15/27 (Call 06/15/27)	125	136,384
3.75%, 05/15/46 (Call 11/15/45)	435	504,681
4.20%, 08/15/48 (Call 02/15/48)(a)	550	686,884
4.25%, 03/01/49 (Call 09/01/48)	260	328,037
4.35%, 11/15/45 (Call 05/15/45)	325	411,935
4.50%, 04/01/42 (Call 10/01/41)	668	837,642
5.05%, 09/01/41 (Call 03/01/41)	50	66,076
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	139	164,857
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	575	629,077
3.20%, 04/15/25 (Call 03/15/25)	543	599,528
3.80%, 06/01/29 (Call 03/01/29)	464	541,898
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(a)	300	381,062
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	315	340,513
2.80%, 08/15/22 (Call 05/15/22)	312	324,177
2.90%, 06/15/50 (Call 12/15/49)	150	156,156
3.20%, 09/15/49 (Call 03/15/49)	415	452,096
3.35%, 07/01/23 (Call 04/01/23)	575	616,594
3.50%, 11/15/21 (Call 08/15/21)	27	27,783
3.50%, 08/15/46 (Call 02/15/46)	360	417,721
3.75%, 08/15/47 (Call 02/15/47)(a)	85	101,408
4.25%, 09/15/48 (Call 03/15/48)	480	617,141
6.35%, 10/01/36	102	149,076
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	1,235	1,302,855
3.25%, 04/15/28 (Call 01/15/28)	805	915,686
3.50%, 02/01/25 (Call 11/01/24)	569	632,734
3.70%, 07/15/30 (Call 04/15/30)(b)	300	356,533
3.75%, 11/15/23 (Call 08/15/23)(a)	779	854,992
3.80%, 07/15/48 (Call 01/15/48)	594	710,066
4.25%, 10/15/50 (Call 04/15/50)(b)	511	648,752
4.45%, 01/15/49 (Call 07/15/48)	603	782,227
4.50%, 02/01/45 (Call 08/01/44)	702	901,302
5.15%, 11/15/43 (Call 05/15/43)	376	515,257
5.95%, 05/15/37	455	659,980
6.13%, 04/01/36	903	1,302,145
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	278	292,404
3.05%, 10/15/29 (Call 07/15/29)(a)	290	316,223
3.15%, 01/15/27 (Call 07/15/26)	30	32,046
3.88%, 10/15/49 (Call 04/15/49)	335	384,851
3.95%, 01/15/26 (Call 07/15/25)(a)	235	258,463

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 09/15/46 (Call 03/15/46)	$341	$413,858
4.25%, 11/30/23 (Call 08/30/23)(a)	371	407,682
4.35%, 05/01/33 (Call 02/01/33)	474	552,712
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	271	312,732
3.95%, 03/01/48 (Call 09/01/47)	306	384,132
4.50%, 04/01/44 (Call 10/01/43)	512	677,916
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	109,755
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	161	208,771
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	105	112,666
Series K2, 6.95%, 03/15/33	80	122,751
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	53,625
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,248	1,292,741
2.50%, 09/01/24 (Call 08/01/24)	166	176,704
2.95%, 03/01/30 (Call 12/01/29)	472	519,634
3.70%, 09/01/49 (Call 03/01/49)	290	326,909
3.85%, 02/01/24 (Call 01/01/24)	760	834,623
4.25%, 11/01/28 (Call 08/01/28)	696	827,050
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	666	681,187
3.74%, 05/01/26 (Call 02/01/26)	635	677,809
4.97%, 05/01/46 (Call 11/01/45)	350	393,369
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)(b)	75	81,805
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	125	149,987
5.50%, 08/15/24	75	87,463
5.95%, 12/15/36	712	914,719
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	75	80,502
3.00%, 05/15/26 (Call 02/15/26)	815	899,751
3.60%, 11/15/25 (Call 08/15/25)	55	61,614
3.88%, 03/01/24 (Call 12/01/23)	100	109,452
4.70%, 03/31/43 (Call 09/30/42)	582	722,597
4.75%, 06/01/50 (Call 03/01/30)(d)	583	635,815
4.88%, 03/01/44 (Call 09/01/43)	368	491,566
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	200	224,252
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	380	409,450
Comision Federal de Electricidad
4.75%, 02/23/27(b)	1,800	1,937,250
4.88%, 01/15/24(b)	1,435	1,537,258
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	18	19,202
2.55%, 06/15/26 (Call 03/15/26)	265	288,306
3.00%, 03/01/50 (Call 09/01/49)	191	206,166
3.65%, 06/15/46 (Call 12/15/45)	574	678,682
3.70%, 08/15/28 (Call 05/15/28)	641	748,050
3.70%, 03/01/45 (Call 09/01/44)	402	477,283
3.80%, 10/01/42 (Call 04/01/42)	412	492,943
4.00%, 03/01/48 (Call 09/01/47)	550	693,754
4.00%, 03/01/49 (Call 09/01/48)	385	480,649
4.35%, 11/15/45 (Call 05/15/45)	135	175,492
4.60%, 08/15/43 (Call 02/15/43)	65	84,852
4.70%, 01/15/44 (Call 07/15/43)	450	601,438
6.45%, 01/15/38	199	301,293
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	375	417,274
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	258	310,832
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	444	490,006

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	$123	$128,273
4.00%, 04/01/48 (Call 10/01/47)	575	736,145
4.30%, 04/15/44 (Call 10/15/43)	309	399,764
Series A, 3.20%, 03/15/27 (Call 12/15/26)	538	602,482
Series A, 4.15%, 06/01/45 (Call 12/01/44)	65	81,894
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	35	38,416
3.80%, 05/15/28 (Call 02/15/28)(a)	155	180,406
3.85%, 06/15/46 (Call 12/15/45)	196	228,949
3.95%, 03/01/43 (Call 09/01/42)	985	1,153,577
4.45%, 03/15/44 (Call 09/15/43)	480	601,477
4.50%, 12/01/45 (Call 06/01/45)	960	1,218,598
4.50%, 05/15/58 (Call 11/15/57)	655	840,183
4.63%, 12/01/54 (Call 06/01/54)	515	677,006
5.70%, 06/15/40(a)	260	362,179
Series 05-A, 5.30%, 03/01/35	5	6,778
Series 06-A, 5.85%, 03/15/36	125	172,527
Series 06-B, 6.20%, 06/15/36	25	35,492
Series 07-A, 6.30%, 08/15/37(a)	518	760,795
Series 08-B, 6.75%, 04/01/38	465	716,965
Series 09-C, 5.50%, 12/01/39	105	144,870
Series 12-A, 4.20%, 03/15/42	591	710,573
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	557	643,622
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,000	1,157,817
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	72	86,339
Series A, 4.13%, 05/15/49 (Call 11/15/48)(a)	480	594,129
Series B, 3.13%, 11/15/27 (Call 08/15/27)	527	592,420
Series C, 4.00%, 11/15/57 (Call 05/15/57)	210	248,694
Series C, 4.30%, 12/01/56 (Call 06/01/56)	94	116,476
Series E, 4.65%, 12/01/48 (Call 06/01/48)(a)	226	296,372
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)(b)	450	522,004
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	360	349,604
3.10%, 08/15/50 (Call 02/15/50)	115	126,581
3.13%, 08/31/24 (Call 05/31/24)	400	434,690
3.25%, 08/15/46 (Call 02/15/46)	300	341,463
3.38%, 08/15/23 (Call 05/15/23)	383	414,719
3.75%, 02/15/50 (Call 08/15/49)	135	166,176
3.80%, 11/15/28 (Call 08/15/28)(a)	566	672,806
3.95%, 05/15/43 (Call 11/15/42)	50	62,106
3.95%, 07/15/47 (Call 01/15/47)	175	218,089
4.05%, 05/15/48 (Call 11/15/47)(a)	603	774,875
4.35%, 04/15/49 (Call 10/15/48)	286	384,203
4.35%, 08/31/64 (Call 02/28/64)	120	159,458
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	505	550,051
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)(a)	247	268,674
4.00%, 06/01/42 (Call 12/01/41)(a)	50	58,626
4.15%, 05/15/45 (Call 11/15/44)	25	30,455
Dominion Energy Inc.
2.45%, 01/15/23(b)	25	26,053
3.07%, 08/15/24(c)	574	622,998
3.90%, 10/01/25 (Call 07/01/25)	185	211,540
4.25%, 06/01/28 (Call 03/01/28)	906	1,069,631
4.70%, 12/01/44 (Call 06/01/44)	390	512,255
5.75%, 10/01/54 (Call 10/01/24)(d)	709	757,681
7.00%, 06/15/38	271	398,975
Series A, 3.30%, 03/15/25 (Call 02/15/25)	50	55,606

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 4.60%, 03/15/49 (Call 09/15/48)	$420	$565,163
Series B, 2.75%, 01/15/22 (Call 12/15/21)	225	231,151
Series B, 2.75%, 09/15/22 (Call 06/15/22)	269	279,405
Series B, 3.60%, 03/15/27 (Call 01/15/27)	110	125,171
Series B, 5.95%, 06/15/35	389	535,339
Series C, 3.38%, 04/01/30 (Call 01/01/30)	206	234,494
Series C, 4.05%, 09/15/42 (Call 03/15/42)	355	420,269
Series C, 4.90%, 08/01/41 (Call 02/01/41)	605	785,262
Series D, 2.85%, 08/15/26 (Call 05/15/26)	130	143,651
Series E, 6.30%, 03/15/33	30	40,423
Series F, 5.25%, 08/01/33(a)	494	626,418
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	476	615,616
5.10%, 06/01/65 (Call 12/01/64)	280	429,085
5.45%, 02/01/41 (Call 08/01/40)	180	250,632
6.05%, 01/15/38	250	365,996
6.63%, 02/01/32	170	246,496
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	284	304,191
2.95%, 03/01/50 (Call 09/01/49)	285	303,691
3.65%, 03/15/24 (Call 12/15/23)	125	137,027
3.70%, 03/15/45 (Call 09/15/44)	405	481,378
3.70%, 06/01/46 (Call 12/01/45)	260	307,987
3.95%, 06/15/42 (Call 12/15/41)	350	412,293
3.95%, 03/01/49 (Call 09/01/48)(a)	603	759,885
4.30%, 07/01/44 (Call 01/01/44)	420	533,364
5.70%, 10/01/37	271	373,170
Series A, 4.00%, 04/01/43 (Call 10/01/42)	13	15,866
Series A, 4.05%, 05/15/48 (Call 11/15/47)	385	486,410
Series A, 6.63%, 06/01/36	75	110,306
Series C, 2.63%, 03/01/31 (Call 12/01/30)	60	66,411
DTE Energy Co.
2.25%, 11/01/22	605	626,512
2.85%, 10/01/26 (Call 07/01/26)	296	323,165
2.95%, 03/01/30 (Call 12/01/29)(a)	329	355,950
3.80%, 03/15/27 (Call 12/15/26)	764	861,233
6.38%, 04/15/33(a)	344	481,730
Series B, 2.60%, 06/15/22	236	243,951
Series B, 3.30%, 06/15/22 (Call 04/15/22)	604	629,094
Series C, 2.53%, 10/01/24	322	343,392
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	282	313,541
Series C, 3.50%, 06/01/24 (Call 03/01/24)	716	780,480
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	630	683,153
Series F, 1.05%, 06/01/25 (Call 05/01/25)	395	398,241
Series F, 3.85%, 12/01/23 (Call 09/01/23)	100	109,317
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	88	96,024
2.45%, 02/01/30 (Call 11/01/29)	170	184,721
2.50%, 03/15/23 (Call 01/15/23)	316	332,070
2.95%, 12/01/26 (Call 09/01/26)	611	686,149
3.05%, 03/15/23 (Call 02/15/23)	478	508,328
3.20%, 08/15/49 (Call 02/15/49)	380	429,902
3.35%, 05/15/22	229	240,717
3.70%, 12/01/47 (Call 06/01/47)	457	551,292
3.75%, 06/01/45 (Call 12/01/44)	579	691,707
3.88%, 03/15/46 (Call 09/15/45)(a)	474	584,333
3.95%, 11/15/28 (Call 08/15/28)(a)	650	787,130
3.95%, 03/15/48 (Call 09/15/47)	275	341,033
4.25%, 12/15/41 (Call 06/15/41)	475	608,277
5.30%, 02/15/40(a)	357	505,498

Security	Par (000)	Value

Electric (continued)
6.00%, 01/15/38	$42	$63,310
6.05%, 04/15/38	242	365,668
6.10%, 06/01/37	256	382,946
6.45%, 10/15/32(a)	605	864,545
Series A, 6.00%, 12/01/28(a)	75	98,846
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	268	277,644
2.45%, 06/01/30 (Call 03/01/30)	565	596,757
2.65%, 09/01/26 (Call 06/01/26)	622	678,754
3.05%, 08/15/22 (Call 05/15/22)	68	71,007
3.15%, 08/15/27 (Call 05/15/27)	543	603,781
3.40%, 06/15/29 (Call 03/15/29)	220	249,177
3.75%, 04/15/24 (Call 01/15/24)	1,209	1,332,714
3.75%, 09/01/46 (Call 03/01/46)	1,234	1,426,408
3.95%, 10/15/23 (Call 07/15/23)	800	876,923
3.95%, 08/15/47 (Call 02/15/47)	502	590,773
4.20%, 06/15/49 (Call 12/15/48)	201	247,024
4.80%, 12/15/45 (Call 06/15/45)	581	760,655
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	125	128,598
2.50%, 12/01/29 (Call 09/01/29)(a)	835	914,705
3.20%, 01/15/27 (Call 10/15/26)	1,242	1,402,511
3.40%, 10/01/46 (Call 04/01/46)	545	616,451
3.80%, 07/15/28 (Call 04/15/28)	419	493,018
3.85%, 11/15/42 (Call 05/15/42)	327	390,701
4.20%, 07/15/48 (Call 01/15/48)	295	373,891
5.65%, 04/01/40	190	274,000
6.35%, 09/15/37	319	485,105
6.40%, 06/15/38	210	323,779
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	715	742,396
3.75%, 05/15/46 (Call 11/15/45)	496	586,628
6.12%, 10/15/35	119	158,353
6.35%, 08/15/38	400	610,289
6.45%, 04/01/39	395	606,674
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	140	168,778
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	330	443,070
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	315	353,975
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	458	484,416
3.65%, 02/01/29 (Call 11/01/28)	450	528,284
3.70%, 06/15/46 (Call 12/15/45)	415	486,839
3.80%, 09/01/23 (Call 06/01/23)	25	27,305
4.30%, 02/01/49 (Call 08/01/48)	230	298,586
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	111	124,548
3.38%, 09/01/23 (Call 08/01/23)	25	27,198
3.45%, 03/15/29 (Call 12/15/28)	714	831,742
3.60%, 09/15/47 (Call 03/15/47)	30	35,352
3.70%, 09/01/28 (Call 06/01/28)	290	340,061
3.70%, 10/15/46 (Call 04/15/46)	505	602,954
4.10%, 05/15/42 (Call 11/15/41)	444	552,463
4.10%, 03/15/43 (Call 09/15/42)	536	654,423
4.15%, 12/01/44 (Call 06/01/44)(a)	300	376,031
4.20%, 08/15/45 (Call 02/15/45)	430	540,201
4.38%, 03/30/44 (Call 09/30/43)	10	12,692
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(a)(b)	100	107,328
E.ON International Finance BV, 6.65%, 04/30/38(b)	435	630,017

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
2.95%, 03/15/23 (Call 01/15/23)	$618	$636,308
3.13%, 11/15/22 (Call 10/15/22)	475	492,839
3.55%, 11/15/24 (Call 10/15/24)	481	512,446
4.13%, 03/15/28 (Call 12/15/27)	314	328,050
4.95%, 04/15/25 (Call 03/15/25)	410	451,109
5.75%, 06/15/27 (Call 04/15/27)	346	392,860
EDP Finance BV, 3.63%, 07/15/24(b)	700	759,649
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	217	269,519
6.00%, 05/15/35	300	402,838
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	847	947,429
4.50%, 09/21/28 (Call 06/21/28)(b)	1,125	1,333,832
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	687	871,731
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	285	351,952
4.88%, 01/22/44(b)	966	1,204,065
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	648	801,215
5.00%, 09/21/48 (Call 03/21/48)(b)	635	828,774
5.25%, 10/13/55 (Call 04/13/55)(b)	545	711,632
5.60%, 01/27/40(b)	763	1,006,513
6.00%, 01/22/2114(a)(b)	560	745,319
6.95%, 01/26/39(b)	1,100	1,685,113
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	850	952,969
4.75%, 06/15/46 (Call 12/15/45)	752	936,970
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)(b)	660	776,820
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(b)	660	666,633
4.38%, 02/15/31(b)	1,000	1,015,900
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	415	453,338
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	427	512,665
Enel Finance International NV
2.65%, 09/10/24(a)(b)	700	741,055
2.75%, 04/06/23(b)	420	438,614
2.88%, 05/25/22(b)	1,850	1,913,945
3.50%, 04/06/28(a)(b)	625	695,521
3.63%, 05/25/27(b)	450	501,508
4.25%, 09/14/23(b)	1,266	1,386,846
4.63%, 09/14/25(b)	1,710	1,981,412
4.75%, 05/25/47(a)(b)	1,170	1,477,849
4.88%, 06/14/29(b)	790	972,507
6.00%, 10/07/39(a)(b)	715	956,662
6.80%, 09/15/37(b)	650	904,708
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	109,489
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(d)	640	750,592
Engie SA, 2.88%, 10/10/22(b)	55	56,959
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	376	429,100
3.70%, 06/01/24 (Call 03/01/24)	50	55,165
4.20%, 04/01/49 (Call 10/01/48)(a)	395	503,234
4.95%, 12/15/44 (Call 12/15/24)	20	21,797
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	170	170,101
2.80%, 06/15/30 (Call 03/15/30)	670	732,391
2.95%, 09/01/26 (Call 06/01/26)	681	757,304
3.75%, 06/15/50 (Call 12/15/49)	188	217,242
4.00%, 07/15/22 (Call 05/15/22)	1,372	1,455,850

Security	Par (000)	Value

Electric (continued)
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	$25	$29,753
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	344	375,346
3.05%, 06/01/31 (Call 03/01/31)	405	462,861
3.12%, 09/01/27 (Call 06/01/27)	30	33,428
3.25%, 04/01/28 (Call 01/01/28)(a)	194	217,954
4.00%, 03/15/33 (Call 12/15/32)	223	280,354
4.20%, 09/01/48 (Call 03/01/48)	326	421,983
4.20%, 04/01/50 (Call 10/01/49)	425	553,928
4.95%, 01/15/45 (Call 01/15/25)	255	280,549
5.40%, 11/01/24	109	129,477
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	280	306,814
3.10%, 07/01/23 (Call 04/01/23)	175	186,308
3.85%, 06/01/49 (Call 12/01/48)	782	957,496
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	345	391,992
4.00%, 03/30/29 (Call 12/30/28)	985	1,154,943
4.50%, 03/30/39 (Call 09/30/38)	91	112,766
5.15%, 06/01/45 (Call 06/01/25)	80	86,759
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	638	677,161
2.90%, 09/15/29 (Call 06/15/29)	40	43,313
5.29%, 06/15/22 (Call 03/15/22)(a)(c)	280	299,191
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	160	176,775
3.25%, 09/01/49 (Call 03/01/49)	40	44,864
3.45%, 04/15/50 (Call 10/15/49)	10	11,516
4.10%, 04/01/43 (Call 10/01/42)	575	700,770
4.13%, 03/01/42 (Call 09/01/41)	355	431,958
4.25%, 12/01/45 (Call 06/01/45)	186	235,497
4.63%, 09/01/43 (Call 03/01/43)	25	31,315
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	250	264,912
3.65%, 08/15/25 (Call 05/15/25)	100	113,152
4.20%, 06/15/47 (Call 12/15/46)	581	731,275
4.20%, 03/15/48 (Call 09/15/47)	415	527,307
5.30%, 10/01/41 (Call 04/01/41)	389	528,262
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	221	278,263
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	500	533,460
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	590	621,226
3.45%, 01/15/50 (Call 07/15/49)	430	477,188
Series H, 3.15%, 01/15/25 (Call 10/15/24)	601	658,118
Series K, 2.75%, 03/15/22 (Call 02/15/22)	110	113,737
Series L, 2.90%, 10/01/24 (Call 08/01/24)	891	964,995
Series M, 3.30%, 01/15/28 (Call 10/15/27)	305	341,029
Series N, 3.80%, 12/01/23 (Call 11/01/23)	194	213,174
Series O, 4.25%, 04/01/29 (Call 01/01/29)	164	197,252
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	300	300,437
Series R, 1.65%, 08/15/30 (Call 05/15/30)	300	299,327
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	694	783,354
3.50%, 06/01/22 (Call 05/01/22)	1,275	1,335,078
3.95%, 06/15/25 (Call 03/15/25)	1,080	1,233,661
4.05%, 04/15/30 (Call 01/15/30)	20	23,709
4.45%, 04/15/46 (Call 10/15/45)	880	1,084,964
4.70%, 04/15/50 (Call 10/15/49)	100	129,060
4.95%, 06/15/35 (Call 12/15/34)	240	293,420
5.10%, 06/15/45 (Call 12/15/44)	266	347,120

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 06/15/35	$315	$422,952
7.60%, 04/01/32	305	436,878
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	191	210,919
3.40%, 03/15/22 (Call 02/15/22)	270	281,088
4.25%, 06/15/22 (Call 03/15/22)	826	874,965
5.60%, 06/15/42 (Call 12/15/41)	353	411,114
5.75%, 10/01/41 (Call 04/01/41)	405	476,361
6.25%, 10/01/39	973	1,201,168
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	125	127,584
2.65%, 03/01/30 (Call 12/01/29)	15	15,444
Series A, 1.60%, 01/15/26 (Call 12/15/25)	180	178,405
Series A, 2.85%, 07/15/22 (Call 05/15/22)(a)	900	924,573
Series B, 2.25%, 09/01/30 (Call 06/01/30)	745	741,868
Series B, 3.90%, 07/15/27 (Call 04/15/27)	970	1,064,540
Series B, 4.25%, 03/15/23 (Call 12/15/22)	1,156	1,226,253
Series C, 4.85%, 07/15/47 (Call 01/15/47)	603	736,398
Series C, 7.38%, 11/15/31	681	964,146
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(b)	189	210,463
4.55%, 04/01/49 (Call 10/01/48)(b)	325	377,493
5.45%, 07/15/44 (Call 01/15/44)(b)	175	221,218
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	25	26,289
2.85%, 04/01/25 (Call 03/01/25)	295	323,935
3.13%, 12/01/25 (Call 06/01/25)(a)	1,156	1,289,575
3.15%, 10/01/49 (Call 04/01/49)	273	311,358
3.70%, 12/01/47 (Call 06/01/47)(a)	475	587,485
3.80%, 12/15/42 (Call 06/15/42)	282	345,804
3.95%, 03/01/48 (Call 09/01/47)	390	501,401
3.99%, 03/01/49 (Call 09/01/48)	795	1,025,400
4.05%, 06/01/42 (Call 12/01/41)	65	81,580
4.05%, 10/01/44 (Call 04/01/44)	400	506,007
4.13%, 02/01/42 (Call 08/01/41)	120	151,478
4.13%, 06/01/48 (Call 12/01/47)	634	844,056
4.95%, 06/01/35	100	139,448
5.13%, 06/01/41 (Call 12/01/40)	175	242,715
5.25%, 02/01/41 (Call 08/01/40)	205	291,483
5.63%, 04/01/34	35	50,677
5.65%, 02/01/37(a)	525	758,370
5.69%, 03/01/40	290	429,369
5.95%, 10/01/33	250	358,133
5.95%, 02/01/38(a)	350	533,460
5.96%, 04/01/39	225	339,555
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,415	1,546,856
Georgia Power Co.
4.30%, 03/15/42	683	810,547
4.30%, 03/15/43	100	119,723
5.40%, 06/01/40	330	423,134
Series 10-C, 4.75%, 09/01/40	440	538,569
Series A, 2.10%, 07/30/23	435	455,570
Series A, 2.20%, 09/15/24 (Call 08/15/24)	290	306,671
Series B, 2.65%, 09/15/29 (Call 06/15/29)	193	206,670
Great River Energy, 6.25%, 07/01/38(b)	78	94,536
Iberdrola International BV
5.81%, 03/15/25(a)	100	119,266
6.75%, 07/15/36	275	394,482
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	25	31,924

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	$355	$405,142
4.25%, 08/15/48 (Call 02/15/48)	586	742,870
6.05%, 03/15/37	165	232,885
Series J, 3.20%, 03/15/23 (Call 12/15/22)	41	43,331
Series K, 4.55%, 03/15/46 (Call 09/15/45)	255	327,057
Series L, 3.75%, 07/01/47 (Call 01/01/47)	102	119,044
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	60	74,275
4.70%, 09/01/45 (Call 03/01/45)(b)	250	319,764
Infraestructura Energetica Nova SAB de CV, 4.88%, 01/14/48(b)	35	35,000
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	548	604,211
3.40%, 08/15/25 (Call 05/15/25)	175	192,250
3.50%, 09/30/49 (Call 03/30/49)	205	231,927
3.60%, 04/01/29 (Call 01/01/29)	165	189,741
3.70%, 09/15/46 (Call 03/15/46)	265	306,318
4.10%, 09/26/28 (Call 06/26/28)	505	600,839
4.70%, 10/15/43 (Call 04/15/43)(a)	55	69,147
6.25%, 07/15/39	126	183,617
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(b)	500	559,082
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,000	1,132,676
7.75%, 12/15/27(b)	100	132,612
Series 6, 5.00%, 11/12/24(b)	1,000	1,123,690
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(a)	831	867,845
2.95%, 05/14/30 (Call 02/14/30)(b)	550	597,581
3.25%, 06/30/26 (Call 03/30/26)	450	503,306
3.35%, 11/15/27 (Call 08/15/27)	599	672,047
4.05%, 07/01/23 (Call 04/01/23)	153	165,915
5.30%, 07/01/43 (Call 01/01/43)	615	808,658
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	850	989,798
4.70%, 04/01/24 (Call 01/01/24)(b)	350	391,456
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	100	110,037
3.30%, 06/01/50 (Call 12/01/49)	10	11,043
4.38%, 10/01/45 (Call 04/01/45)	568	713,605
5.13%, 11/01/40 (Call 05/01/40)	750	1,017,797
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	141	178,549
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(b)	1,000	1,034,843
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	325	341,566
LG&E & KU Energy LLC, 4.38%, 10/01/21 (Call 07/01/21)	375	386,822
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	376	431,940
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	221	274,613
4.38%, 10/01/45 (Call 04/01/45)	425	530,697
4.65%, 11/15/43 (Call 05/15/43)	75	95,153
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	613	682,235
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	100	120,205
5.90%, 11/15/39(a)(b)	100	143,045
Metropolitan Edison Co.
4.00%, 04/15/25(b)	150	166,031
4.30%, 01/15/29 (Call 10/15/28)(b)	750	884,431

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	$18	$20,247
3.15%, 04/15/50 (Call 10/15/49)(a)	470	528,118
3.50%, 10/15/24 (Call 07/15/24)(a)	380	422,216
3.65%, 04/15/29 (Call 01/15/29)	545	650,290
3.65%, 08/01/48 (Call 02/01/48)	477	580,204
3.70%, 09/15/23 (Call 06/15/23)	541	590,439
3.95%, 08/01/47 (Call 02/01/47)	305	383,048
4.25%, 05/01/46 (Call 11/01/45)	464	594,684
4.25%, 07/15/49 (Call 01/15/49)	525	697,011
4.40%, 10/15/44 (Call 04/15/44)	350	449,573
4.80%, 09/15/43 (Call 03/15/43)	465	627,390
5.75%, 11/01/35	80	118,120
5.80%, 10/15/36	50	72,245
6.75%, 12/30/31	175	267,665
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	495	561,264
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	1,000	1,037,610
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	116	132,643
Series 12-A, 4.25%, 03/15/42	578	685,767
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	790	1,100,947
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	520	596,909
3.92%, 08/01/28 (Call 05/01/28)(b)	100	117,060
4.17%, 12/10/42(b)	100	120,609
5.64%, 03/15/40(b)	196	268,623
National Grid USA, 5.80%, 04/01/35	335	432,916
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	60	62,187
2.40%, 04/25/22 (Call 03/25/22)	443	457,136
2.40%, 03/15/30 (Call 12/15/29)	75	82,005
2.95%, 02/07/24 (Call 12/07/23)	25	26,863
3.05%, 02/15/22 (Call 11/15/21)	605	624,409
3.05%, 04/25/27 (Call 01/25/27)	90	100,543
3.25%, 11/01/25 (Call 08/01/25)	623	697,400
3.40%, 02/07/28 (Call 11/07/27)	915	1,065,138
3.70%, 03/15/29 (Call 12/15/28)	162	191,510
3.90%, 11/01/28 (Call 08/01/28)	274	324,928
4.02%, 11/01/32 (Call 05/01/32)	543	666,568
4.30%, 03/15/49 (Call 09/15/48)	253	328,433
4.40%, 11/01/48 (Call 05/01/48)	75	99,551
4.75%, 04/30/43 (Call 04/30/23)(a)(d)	981	1,011,101
5.25%, 04/20/46 (Call 04/20/26)(d)	210	228,900
Series C, 8.00%, 03/01/32	300	478,347
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	258	345,672
5.45%, 05/15/41 (Call 11/15/40)	125	167,944
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	710	835,308
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,268	1,365,619
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	250	273,840
Series R, 6.75%, 07/01/37	125	191,162
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	872	1,026,257
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	387	409,934
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	28	28,777
2.25%, 06/01/30 (Call 03/01/30)	2,637	2,766,040

Security	Par (000)	Value

Electric (continued)
2.75%, 05/01/25 (Call 04/01/25)	$43	$46,684
2.75%, 11/01/29 (Call 08/01/29)(a)	645	705,412
2.80%, 01/15/23 (Call 12/15/22)	561	590,289
2.90%, 04/01/22	755	784,865
3.15%, 04/01/24 (Call 03/01/24)	752	816,216
3.25%, 04/01/26 (Call 02/01/26)	620	697,724
3.30%, 08/15/22	385	405,908
3.50%, 04/01/29 (Call 01/01/29)	800	918,633
3.55%, 05/01/27 (Call 02/01/27)	110	126,234
3.63%, 06/15/23 (Call 03/15/23)	303	326,401
4.80%, 12/01/77 (Call 12/01/27)(d)	475	511,113
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	156	161,536
3.03%, 06/27/50 (Call 12/27/49)(b)	35	37,375
3.51%, 10/01/24 (Call 07/01/24)(b)	65	71,357
4.28%, 12/15/28 (Call 09/15/28)(a)(b)	870	1,038,557
4.28%, 10/01/34 (Call 04/01/34)(a)(b)	176	218,388
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)(a)	810	830,598
2.60%, 05/15/23 (Call 11/15/22)	18	18,850
2.60%, 06/01/51 (Call 12/01/50)	200	204,065
2.90%, 03/01/50 (Call 09/01/49)	539	579,316
3.40%, 08/15/42 (Call 02/15/42)	200	228,452
3.60%, 05/15/46 (Call 11/15/45)(a)	440	528,665
3.60%, 09/15/47 (Call 03/15/47)	274	326,810
4.13%, 05/15/44 (Call 11/15/43)	400	508,523
4.85%, 08/15/40 (Call 02/15/40)	544	703,355
5.35%, 11/01/39	353	519,521
6.20%, 07/01/37	150	230,035
6.25%, 06/01/36	45	67,739
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	365	430,446
NRG Energy Inc.
3.75%, 06/15/24 (Call 05/15/24)(b)	721	773,312
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	720	794,785
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)(a)	294	304,774
3.20%, 05/15/27 (Call 02/15/27)(a)	661	744,951
3.25%, 11/15/25 (Call 08/15/25)	180	199,918
3.25%, 05/15/29 (Call 02/15/29)(a)	330	378,317
5.50%, 03/15/40	370	525,399
Oglethorpe Power Corp.
4.20%, 12/01/42(a)	330	334,786
4.25%, 04/01/46 (Call 10/01/45)(a)	95	102,466
4.55%, 06/01/44(a)	285	310,574
5.05%, 10/01/48 (Call 04/01/48)	284	338,265
5.25%, 09/01/50	396	482,775
5.38%, 11/01/40	190	228,939
5.95%, 11/01/39	295	386,365
Ohio Edison Co., 6.88%, 07/15/36	250	355,985
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	235	287,720
4.15%, 04/01/48 (Call 10/01/47)	163	205,934
Series D, 6.60%, 03/01/33	85	120,447
Series F, 5.85%, 10/01/35	250	350,537
Series G, 6.60%, 02/15/33	330	463,409
Series M, 5.38%, 10/01/21	185	195,127
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	25	28,046
3.30%, 03/15/30 (Call 09/15/29)(a)	365	410,898
3.80%, 08/15/28 (Call 02/15/28)	735	843,860

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.85%, 08/15/47 (Call 02/15/47)	$195	$219,528
4.00%, 12/15/44 (Call 06/15/44)	225	246,794
4.15%, 04/01/47 (Call 10/01/46)	335	397,030
4.55%, 03/15/44 (Call 09/15/43)	25	29,536
5.85%, 06/01/40	45	61,770
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)(a)	559	603,117
2.95%, 04/01/25 (Call 01/01/25)	425	465,593
3.10%, 09/15/49 (Call 03/15/49)(a)	920	1,016,012
3.70%, 05/15/50 (Call 11/15/49)	35	42,669
3.75%, 04/01/45 (Call 10/01/44)	295	352,763
3.80%, 09/30/47 (Call 03/30/47)	310	376,867
3.80%, 06/01/49 (Call 12/01/48)	275	340,215
4.10%, 06/01/22 (Call 03/01/22)	279	293,759
4.10%, 11/15/48 (Call 05/15/48)	358	462,280
4.55%, 12/01/41 (Call 06/01/41)	390	500,713
5.25%, 09/30/40(a)	170	238,027
5.30%, 06/01/42 (Call 12/01/41)	605	858,595
7.00%, 09/01/22	797	899,364
7.00%, 05/01/32	10	14,870
7.25%, 01/15/33	25	38,039
7.50%, 09/01/38	81	137,761
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	1,100	1,103,544
2.10%, 08/01/27 (Call 06/01/27)	561	544,503
2.50%, 02/01/31 (Call 11/01/30)	1,263	1,213,572
3.25%, 06/15/23 (Call 03/15/23)	195	202,847
3.30%, 03/15/27 (Call 12/15/26)	250	255,564
3.30%, 08/01/40 (Call 02/01/40)(a)	2,549	2,381,163
3.40%, 08/15/24 (Call 05/15/24)	200	210,369
3.45%, 07/01/25	345	361,696
3.50%, 06/15/25 (Call 03/15/25)	14	14,764
3.50%, 08/01/50 (Call 02/01/50)	1,150	1,071,345
3.75%, 02/15/24 (Call 11/15/23)	55	58,015
3.75%, 07/01/28	1,030	1,080,277
3.95%, 12/01/47 (Call 06/01/47)	135	127,323
4.25%, 08/01/23 (Call 07/01/23)	100	106,778
4.25%, 03/15/46 (Call 09/15/45)	75	74,510
4.30%, 03/15/45 (Call 09/15/44)	25	24,767
4.45%, 04/15/42 (Call 10/15/41)	35	36,136
4.50%, 07/01/40	627	653,011
4.55%, 07/01/30 (Call 01/01/30)	1,522	1,683,576
4.75%, 02/15/44 (Call 08/15/43)	15	15,813
4.95%, 07/01/50 (Call 01/01/50)	2,500	2,755,208
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	200	222,169
2.95%, 02/01/22 (Call 11/01/21)	552	569,093
2.95%, 06/01/23 (Call 03/01/23)	315	335,109
3.35%, 07/01/25 (Call 04/01/25)	120	133,723
3.50%, 06/15/29 (Call 03/15/29)	95	111,170
3.60%, 04/01/24 (Call 01/01/24)	312	342,966
4.10%, 02/01/42 (Call 08/01/41)	445	547,517
4.13%, 01/15/49 (Call 07/15/48)	300	375,312
4.15%, 02/15/50 (Call 08/15/49)	672	850,489
5.25%, 06/15/35	50	69,909
5.75%, 04/01/37	622	882,159
6.00%, 01/15/39	516	760,672
6.10%, 08/01/36	149	213,726
6.25%, 10/15/37	551	813,485
6.35%, 07/15/38	119	178,870

Security	Par (000)	Value

Electric (continued)
7.70%, 11/15/31	$25	$39,020
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)(a)	775	844,364
3.15%, 10/15/25 (Call 07/15/25)	285	316,039
3.70%, 09/15/47 (Call 03/15/47)	405	489,856
3.90%, 03/01/48 (Call 09/01/47)(a)	120	150,067
4.15%, 10/01/44 (Call 04/01/44)	10	12,588
4.80%, 10/15/43 (Call 04/15/43)	360	480,939
5.95%, 10/01/36	100	142,653
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	100	108,707
3.60%, 06/01/29 (Call 03/01/29)(b)	125	138,560
6.15%, 10/01/38	125	159,234
Perusahaan Listrik Negara PT
4.13%, 05/15/27(a)(b)	1,000	1,096,250
4.38%, 02/05/50(b)	600	633,000
4.88%, 07/17/49(a)(b)	736	831,680
5.45%, 05/21/28(b)	670	790,600
6.15%, 05/21/48(b)	735	964,687
6.25%, 01/25/49(b)	600	798,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.00%, 06/30/50 (Call 12/30/49)(b)	1,500	1,525,483
5.50%, 11/22/21(b)	250	262,000
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	35	35,693
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	190	207,388
4.15%, 03/15/43 (Call 09/15/42)	428	519,250
6.50%, 11/15/37	288	435,471
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)(a)	891	991,626
3.40%, 06/01/23 (Call 03/01/23)	622	663,083
3.50%, 12/01/22 (Call 09/01/22)	83	87,881
4.00%, 09/15/47 (Call 03/15/47)	376	440,811
4.20%, 06/15/22 (Call 03/15/22)	756	798,980
4.70%, 06/01/43 (Call 12/01/42)	430	532,234
5.00%, 03/15/44 (Call 09/15/43)(a)	255	326,457
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	245	249,694
3.00%, 10/01/49 (Call 04/01/49)	124	133,494
3.95%, 06/01/47 (Call 12/01/46)	550	677,840
4.13%, 06/15/44 (Call 12/15/43)	155	190,646
4.15%, 10/01/45 (Call 04/01/45)	386	492,375
4.15%, 06/15/48 (Call 12/15/47)	399	514,556
4.75%, 07/15/43 (Call 01/15/43)	75	101,187
Progress Energy Inc.
6.00%, 12/01/39	360	506,507
7.00%, 10/30/31	350	498,862
7.75%, 03/01/31	359	539,011
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	76	82,010
8.63%, 04/15/31	495	730,625
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	743	764,386
2.90%, 05/15/25 (Call 11/15/24)	573	619,814
3.55%, 06/15/46 (Call 12/15/45)	375	422,965
3.60%, 09/15/42 (Call 03/15/42)	340	400,305
3.70%, 06/15/28 (Call 12/15/27)	100	116,910
3.80%, 06/15/47 (Call 12/15/46)	486	598,259

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 03/15/43 (Call 09/15/42)	$135	$161,652
4.05%, 09/15/49 (Call 03/15/49)	210	268,602
4.10%, 06/15/48 (Call 12/15/47)	580	749,642
4.30%, 03/15/44 (Call 09/15/43)	160	206,666
4.75%, 08/15/41 (Call 02/15/41)	75	97,057
Series 17, 6.25%, 09/01/37(a)	550	832,964
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(a)	278	319,055
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	335	351,558
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	305	313,702
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)(a)	450	488,786
3.60%, 07/01/49 (Call 01/01/49)	290	345,667
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	200	220,085
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	535	577,650
2.38%, 05/15/23 (Call 02/15/23)	115	120,318
2.45%, 01/15/30 (Call 10/15/29)	200	218,685
3.00%, 05/15/25 (Call 02/15/25)(a)	100	110,476
3.00%, 05/15/27 (Call 02/15/27)	75	83,238
3.05%, 11/15/24 (Call 08/15/24)	70	76,030
3.15%, 01/01/50 (Call 07/01/49)	200	227,893
3.20%, 05/15/29 (Call 02/15/29)	35	39,871
3.20%, 08/01/49 (Call 02/01/49)	455	510,999
3.25%, 09/01/23 (Call 08/01/23)	775	836,917
3.60%, 12/01/47 (Call 06/01/47)	205	248,841
3.65%, 09/01/28 (Call 06/01/28)	557	654,177
3.85%, 05/01/49 (Call 11/01/48)	35	43,952
3.95%, 05/01/42 (Call 11/01/41)(a)	125	153,760
4.05%, 05/01/48 (Call 11/01/47)(a)	165	211,916
4.15%, 11/01/45 (Call 05/01/45)(a)	300	371,276
5.38%, 11/01/39	260	367,043
5.50%, 03/01/40	360	518,578
5.80%, 05/01/37	225	324,782
Series I, 4.00%, 06/01/44 (Call 12/01/43)	320	383,171
Series K, 4.05%, 05/01/45 (Call 11/01/44)	75	91,722
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	477	498,688
2.88%, 06/15/24 (Call 05/15/24)	245	264,137
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	530	567,200
4.10%, 06/15/30 (Call 03/15/30)(b)	505	556,873
5.63%, 07/15/22 (Call 04/15/22)	563	599,382
6.00%, 09/01/21	190	199,924
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)(a)	820	920,104
4.22%, 06/15/48 (Call 12/15/47)	475	605,037
4.30%, 05/20/45 (Call 11/20/44)	15	19,081
4.43%, 11/15/41 (Call 05/15/41)	274	331,041
5.76%, 10/01/39	130	187,296
5.80%, 03/15/40	315	453,017
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	31	34,272
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	300	324,713
3.95%, 11/15/41	397	451,660
4.15%, 05/15/48 (Call 11/15/47)	204	256,948
4.30%, 04/01/42 (Call 10/01/41)	226	267,667
4.50%, 08/15/40	125	156,265
5.35%, 05/15/40	30	39,951

Security	Par (000)	Value

Electric (continued)
6.00%, 06/01/39(a)	$220	$320,990
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	330	357,531
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	257	304,123
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	100	122,960
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	317	343,374
5.50%, 04/08/44(b)	1,325	1,724,146
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	719	747,186
2.90%, 02/01/23 (Call 01/01/23)	879	924,188
3.25%, 06/15/27 (Call 03/15/27)	367	407,211
3.40%, 02/01/28 (Call 11/01/27)(a)	522	582,801
3.55%, 06/15/24 (Call 03/15/24)	798	871,590
3.75%, 11/15/25 (Call 08/15/25)(a)	388	439,017
3.80%, 02/01/38 (Call 08/01/37)	747	856,914
4.00%, 02/01/48 (Call 08/01/47)	774	901,245
4.05%, 12/01/23 (Call 09/01/23)	897	982,250
6.00%, 10/15/39(a)	689	970,899
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	237	258,627
Series P, 6.75%, 07/01/37	65	97,520
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	25	25,392
2.85%, 08/01/29 (Call 05/01/29)	441	469,389
3.65%, 02/01/50 (Call 08/01/49)	457	484,693
4.00%, 04/01/47 (Call 10/01/46)	1,104	1,207,374
4.50%, 09/01/40 (Call 03/01/40)	50	57,499
4.65%, 10/01/43 (Call 04/01/43)	829	964,192
5.50%, 03/15/40	265	337,296
5.63%, 02/01/36	310	387,087
6.00%, 01/15/34	332	449,494
6.05%, 03/15/39	500	661,480
6.65%, 04/01/29(a)	250	310,296
Series 04-G, 5.75%, 04/01/35	185	252,563
Series 05-B, 5.55%, 01/15/36	485	611,520
Series 05-E, 5.35%, 07/15/35	312	414,696
Series 06-E, 5.55%, 01/15/37	415	516,928
Series 08-A, 5.95%, 02/01/38	375	491,753
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	535	578,807
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	640	739,826
Series B, 2.40%, 02/01/22 (Call 12/01/21)	285	291,533
Series B, 3.65%, 03/01/28 (Call 12/01/27)	85	95,457
Series B, 4.88%, 03/01/49 (Call 09/01/48)	558	677,424
Series C, 3.60%, 02/01/45 (Call 08/01/44)	450	464,964
Series C, 4.13%, 03/01/48 (Call 09/01/47)	376	420,146
Series D, 3.40%, 06/01/23 (Call 05/01/23)	374	400,428
Series E, 3.70%, 08/01/25 (Call 06/01/25)	868	967,560
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	959	1,019,590
3.25%, 07/01/26 (Call 04/01/26)	1,232	1,382,400
4.25%, 07/01/36 (Call 01/01/36)	770	888,382
4.40%, 07/01/46 (Call 01/01/46)	1,169	1,406,780
Series A, 3.70%, 04/30/30 (Call 01/30/30)	152	174,411
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(d)	745	768,932
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	501	575,903
5.15%, 09/15/41	328	379,599
5.25%, 07/15/43(a)	286	334,607
Series E, 2.50%, 12/15/21 (Call 11/15/21)	1,025	1,051,028
Series F, 4.95%, 12/15/46 (Call 06/15/46)	546	627,120

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
6.20%, 03/15/40	$270	$372,466
Series J, 3.90%, 04/01/45 (Call 10/01/44)	349	386,498
Series K, 2.75%, 10/01/26 (Call 07/01/26)	199	214,563
Series L, 3.85%, 02/01/48 (Call 08/01/47)(a)	514	579,337
Series M, 4.10%, 09/15/28 (Call 06/15/28)	435	508,355
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(a)	25	27,136
3.70%, 08/15/47 (Call 02/15/47)	285	334,738
3.75%, 06/15/49 (Call 12/15/48)	350	417,870
6.00%, 10/01/36	355	481,077
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	140	183,457
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	10	10,907
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)(b)	1,000	1,141,239
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	290	322,979
State Grid Overseas Investment 2013 Ltd., 3.13%,
05/22/23(b)	100	105,667
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(a)(b)	660	732,164
4.85%, 05/07/44(b)	400	550,476
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	1,810	2,030,096
3.75%, 05/02/23(b)	1,200	1,286,700
4.00%, 05/04/47(a)(b)	500	627,249
4.25%, 05/02/28(b)	800	940,534
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	40	43,059
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)(a)	130	151,125
4.10%, 06/15/42 (Call 12/15/41)	90	108,962
4.20%, 05/15/45 (Call 11/15/44)	250	304,916
4.30%, 06/15/48 (Call 12/15/47)	375	478,841
4.35%, 05/15/44 (Call 11/15/43)(a)	225	279,465
4.45%, 06/15/49 (Call 12/15/48)	223	291,012
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	1,000	1,092,170
Toledo Edison Co. (The), 6.15%, 05/15/37	394	552,392
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	60	65,933
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	745	868,053
4.70%, 11/01/44 (Call 05/01/44)	175	215,451
6.00%, 06/15/40(b)	90	123,401
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	55	59,903
4.85%, 12/01/48 (Call 06/01/48)	340	459,751
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	240	265,963
3.25%, 10/01/49 (Call 04/01/49)	75	84,698
3.50%, 04/15/24 (Call 01/15/24)(a)	149	162,841
3.50%, 03/15/29 (Call 12/15/28)	131	151,873
3.65%, 04/15/45 (Call 10/15/44)	390	458,945
3.90%, 09/15/42 (Call 03/15/42)	535	633,666
4.00%, 04/01/48 (Call 10/01/47)(a)	518	650,697
8.45%, 03/15/39	30	50,813
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(a)	337	345,840
3.30%, 12/01/49 (Call 06/01/49)	195	227,993
3.45%, 02/15/24 (Call 11/15/23)(a)	129	140,151

Security	Par (000)	Value

Electric (continued)
4.00%, 01/15/43 (Call 07/15/42)	$75	$92,088
4.45%, 02/15/44 (Call 08/15/43)	450	589,182
4.60%, 12/01/48 (Call 06/01/48)	215	297,935
6.35%, 11/30/37	437	655,420
8.88%, 11/15/38	278	505,007
Series A, 2.88%, 07/15/29 (Call 04/15/29)	280	314,143
Series A, 3.10%, 05/15/25 (Call 02/15/25)	264	291,311
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,595	1,778,496
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,300	1,479,159
Series A, 3.80%, 04/01/28 (Call 01/01/28)	228	269,244
Series A, 6.00%, 05/15/37	485	693,635
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	1,250	1,402,649
Series B, 3.80%, 09/15/47 (Call 03/15/47)	428	524,575
Series B, 6.00%, 01/15/36	145	203,368
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	107	112,516
Series C, 4.00%, 11/15/46 (Call 05/15/46)	515	643,973
Series D, 4.65%, 08/15/43 (Call 02/15/43)	295	393,617
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,426	1,513,944
3.70%, 01/30/27 (Call 11/30/26)(b)	910	956,600
4.30%, 07/15/29 (Call 04/15/29)(b)	658	715,798
WEC Energy Group Inc.
3.10%, 03/08/22	335	348,340
3.55%, 06/15/25 (Call 03/15/25)	418	469,424
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	35	37,082
2.95%, 09/15/21 (Call 06/15/21)	250	255,112
4.25%, 06/01/44 (Call 12/01/43)	85	102,624
4.30%, 12/15/45 (Call 06/15/45)	50	60,648
4.30%, 10/15/48 (Call 04/15/48)	185	235,115
5.63%, 05/15/33	57	78,188
5.70%, 12/01/36	350	497,737
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)(a)	537	608,844
3.05%, 10/15/27 (Call 07/15/27)(a)	170	190,687
3.65%, 04/01/50 (Call 10/01/49)	100	118,452
4.10%, 10/15/44 (Call 04/15/44)	175	210,686
6.38%, 08/15/37	365	548,769
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	525	585,081
3.35%, 11/21/21	60	62,218
3.67%, 12/01/42	272	316,137
4.75%, 11/01/44 (Call 05/01/44)	304	398,130
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	200	216,246
3.30%, 06/01/25 (Call 12/01/24)	285	315,920
3.35%, 12/01/26 (Call 06/01/26)	550	624,622
3.50%, 12/01/49 (Call 06/01/49)	452	512,575
4.00%, 06/15/28 (Call 12/15/27)(a)	404	475,949
4.80%, 09/15/41 (Call 03/15/41)(a)	133	169,552
6.50%, 07/01/36	260	382,634

		428,293,329

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)	100	104,385
2.63%, 12/01/21 (Call 11/01/21)	535	549,480
2.63%, 02/15/23 (Call 11/15/22)	425	447,597
2.75%, 10/15/50 (Call 04/15/50)	525	545,940
3.15%, 06/01/25 (Call 03/01/25)(a)	90	100,152
6.00%, 08/15/32	180	247,325

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
6.13%, 04/15/39	$75	$108,945
Schneider Electric SE, 2.95%, 09/27/22(b)	40	41,911

		2,145,735

Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	58	59,657
2.75%, 09/15/29 (Call 06/15/29)	613	663,847
3.05%, 09/22/26 (Call 06/22/26)	479	527,185
3.20%, 10/01/22 (Call 07/01/22)	665	697,561
3.88%, 07/15/23 (Call 04/15/23)	342	371,379
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	883	962,636
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	522	555,995
3.55%, 10/01/27 (Call 07/01/27)	100	107,732
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	715	784,432
3.20%, 04/01/24 (Call 02/01/24)(a)	544	588,017
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	560	602,083
3.50%, 04/01/22 (Call 02/01/22)	310	320,337
3.88%, 01/12/28 (Call 10/12/27)	215	235,313
4.00%, 04/01/25 (Call 01/01/25)	290	315,174
4.50%, 03/01/23 (Call 12/01/22)	120	128,502
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	258	287,473
4.88%, 12/01/22(a)	737	792,302
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)(a)	339	380,056
4.88%, 06/15/29 (Call 03/15/29)	235	269,997
4.88%, 05/12/30 (Call 02/12/30)	50	57,057
5.00%, 02/15/23	494	538,239
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)(a)	899	993,921
4.30%, 06/15/46 (Call 12/15/45)	417	505,244
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	221	227,660
1.85%, 11/01/21 (Call 10/01/21)	1,124	1,142,716
2.15%, 08/08/22 (Call 07/08/22)(a)	398	410,835
2.30%, 08/15/24 (Call 07/15/24)(a)	668	713,825
2.50%, 11/01/26 (Call 08/01/26)	1,458	1,606,012
2.70%, 08/15/29 (Call 05/15/29)	563	631,044
2.80%, 06/01/50 (Call 12/01/49)	2,035	2,210,728
3.35%, 12/01/23	25	27,385
5.38%, 03/01/41	115	166,609
5.70%, 03/15/36	100	143,595
5.70%, 03/15/37(a)	25	36,427
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	25	26,258
3.50%, 02/15/28 (Call 11/15/27)	425	457,364
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	1,080	1,099,397
3.60%, 01/15/30 (Call 10/15/29)	322	344,708
3.95%, 01/12/28 (Call 10/12/27)	848	932,763
4.70%, 09/15/22	456	490,469
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)(a)	150	164,965
4.55%, 10/30/24 (Call 07/30/24)	572	646,167
4.60%, 04/06/27 (Call 01/06/27)	60	70,729
Legrand France SA, 8.50%, 02/15/25	11	14,617
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	250	277,597

Security	Par (000)	Value

Electronics (continued)
Roper Technologies Inc.
0.45%, 08/15/22	$40	$40,020
1.00%, 09/15/25 (Call 08/15/25)	120	120,914
1.75%, 02/15/31 (Call 11/15/30)	490	492,118
2.00%, 06/30/30 (Call 03/30/30)	290	297,075
2.35%, 09/15/24 (Call 08/15/24)(a)	401	425,293
2.80%, 12/15/21 (Call 11/15/21)	160	164,446
2.95%, 09/15/29 (Call 06/15/29)	997	1,094,833
3.13%, 11/15/22 (Call 08/15/22)	662	695,250
3.65%, 09/15/23 (Call 08/15/23)(a)	461	502,081
3.80%, 12/15/26 (Call 09/15/26)	1,439	1,666,627
3.85%, 12/15/25 (Call 09/15/25)(a)	670	765,013
4.20%, 09/15/28 (Call 06/15/28)	758	907,799
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	335	362,636
4.90%, 06/15/28 (Call 03/15/28)	565	675,159
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	290	316,095
3.45%, 08/01/24 (Call 05/01/24)	125	136,063
3.50%, 02/03/22 (Call 11/03/21)	150	155,363
3.70%, 02/15/26 (Call 11/15/25)	25	27,988
7.13%, 10/01/37	60	89,416

		31,520,198

Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(b)	200	205,747

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 6.00%, 11/18/48 (Call 11/18/47)(b)	801	894,617
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	294	267,799
5.50%, 10/31/46 (Call 04/30/46)(b)	560	482,305
5.50%, 07/31/47 (Call 01/31/47)(b)	1,406	1,217,596
Sydney Airport Finance Co. Pty Ltd.
3.63%, 04/28/26 (Call 01/28/26)(b)	75	81,069
3.90%, 03/22/23(b)	625	658,687
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	847	1,006,650

		4,608,723

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	1,000	945,517

Environmental Control — 0.3%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	385	379,908
2.30%, 03/01/30 (Call 12/01/29)(a)	510	542,462
2.50%, 08/15/24 (Call 07/15/24)	193	206,199
2.90%, 07/01/26 (Call 04/01/26)	846	936,794
3.05%, 03/01/50 (Call 09/01/49)	745	796,711
3.20%, 03/15/25 (Call 12/15/24)	635	697,764
3.38%, 11/15/27 (Call 08/15/27)	689	783,013
3.55%, 06/01/22 (Call 03/01/22)	433	453,102
3.95%, 05/15/28 (Call 02/15/28)	1,553	1,836,625
4.75%, 05/15/23 (Call 02/15/23)	694	765,708
5.25%, 11/15/21	533	563,494
6.20%, 03/01/40	55	80,983
Waste Connections Inc.
3.05%, 04/01/50 (Call 10/01/49)	185	191,956
3.50%, 05/01/29 (Call 02/01/29)	568	647,998
4.25%, 12/01/28 (Call 09/01/28)	585	703,931

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	$518	$544,267
2.90%, 09/15/22 (Call 06/15/22)	845	883,926
3.13%, 03/01/25 (Call 12/01/24)	465	510,464
3.15%, 11/15/27 (Call 08/15/27)	412	459,888
3.50%, 05/15/24 (Call 02/15/24)	275	301,083
3.90%, 03/01/35 (Call 09/01/34)	311	373,727
4.10%, 03/01/45 (Call 09/01/44)	582	711,318
4.15%, 07/15/49 (Call 01/15/49)	310	390,682

		13,762,003

Food — 1.7%
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	50	52,086
2.50%, 08/02/22	488	505,746
3.13%, 04/24/50 (Call 10/24/49)	25	25,282
3.30%, 03/19/25 (Call 12/19/24)	75	81,644
3.65%, 03/15/23 (Call 02/15/23)	879	940,897
3.95%, 03/15/25 (Call 01/15/25)	488	549,978
4.15%, 03/15/28 (Call 12/15/27)	475	555,113
4.80%, 03/15/48 (Call 09/15/47)	1,182	1,535,954
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,026	1,082,298
3.80%, 10/22/21	690	715,790
4.30%, 05/01/24 (Call 04/01/24)	840	940,812
4.60%, 11/01/25 (Call 09/01/25)	940	1,092,754
4.85%, 11/01/28 (Call 08/01/28)	1,148	1,403,348
5.30%, 11/01/38 (Call 05/01/38)	881	1,137,016
5.40%, 11/01/48 (Call 05/01/48)	624	860,648
7.00%, 10/01/28	520	710,243
8.25%, 09/15/30(a)	150	226,136
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	240	243,963
2.59%, 11/02/23 (Call 09/02/23)(b)	810	855,138
2.95%, 11/02/26 (Call 08/02/26)(b)	1,025	1,140,375
3.00%, 06/15/22(b)	320	333,089
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	26	28,281
4.38%, 04/01/22 (Call 01/01/22)	1,045	1,084,779
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	418	435,945
2.88%, 04/15/30 (Call 01/15/30)	1,045	1,148,864
3.15%, 12/15/21 (Call 09/15/21)	141	144,981
3.20%, 02/10/27 (Call 11/10/26)(a)	415	466,084
3.65%, 02/15/24 (Call 11/15/23)	1,345	1,472,866
3.70%, 10/17/23 (Call 09/17/23)	413	452,489
4.00%, 04/17/25 (Call 02/17/25)	124	141,139
4.20%, 04/17/28 (Call 01/17/28)	1,462	1,734,779
4.55%, 04/17/38 (Call 10/17/37)	805	1,042,166
4.70%, 04/17/48 (Call 10/17/47)(a)	263	361,652
5.40%, 06/15/40(a)	275	379,433
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(a)(b)	1,100	1,178,425
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	14	14,145
1.70%, 06/01/30 (Call 03/01/30)	95	97,951
2.05%, 11/15/24 (Call 10/15/24)	76	80,637
2.30%, 08/15/26 (Call 05/15/26)	835	904,938
2.45%, 11/15/29 (Call 08/15/29)	725	790,837
2.65%, 06/01/50 (Call 12/01/49)	130	134,632
3.13%, 11/15/49 (Call 05/15/49)	521	572,416
3.38%, 05/15/23 (Call 04/15/23)	540	582,070

Security	Par (000)	Value

Food (continued)
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	$21	$21,731
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	50	54,394
3.20%, 10/01/26 (Call 07/01/26)(a)	460	509,127
3.90%, 06/01/50 (Call 12/01/49)	94	107,836
6.63%, 04/15/37	334	469,465
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	70	72,916
3.00%, 03/15/22	587	609,563
3.38%, 12/15/27 (Call 09/15/27)	654	728,058
3.50%, 10/15/21	150	155,228
3.50%, 03/15/25	725	813,924
3.55%, 03/15/50 (Call 09/15/49)	245	265,052
4.25%, 03/15/35	511	612,837
4.38%, 03/15/45	203	244,435
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	90	92,319
2.65%, 12/01/23	537	570,658
3.25%, 04/01/26	90	101,304
3.40%, 11/15/27 (Call 08/15/27)(a)	1,216	1,368,519
4.30%, 05/15/28 (Call 02/15/28)(a)	695	825,309
4.50%, 04/01/46	228	289,396
Series B, 7.45%, 04/01/31	460	678,360
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	225	316,327
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	643	702,974
2.80%, 08/01/22 (Call 07/01/22)	559	582,692
2.95%, 11/01/21 (Call 10/01/21)(a)	334	343,346
3.40%, 04/15/22 (Call 01/15/22)	682	709,061
3.50%, 02/01/26 (Call 11/01/25)	321	361,834
3.70%, 08/01/27 (Call 05/01/27)	535	619,846
3.85%, 08/01/23 (Call 05/01/23)	545	592,131
3.88%, 10/15/46 (Call 04/15/46)	617	706,166
3.95%, 01/15/50 (Call 07/15/49)	147	171,405
4.00%, 02/01/24 (Call 11/01/23)	304	335,197
4.45%, 02/01/47 (Call 08/01/46)	510	627,266
4.50%, 01/15/29 (Call 10/15/28)	394	483,432
4.65%, 01/15/48 (Call 07/15/47)	580	739,671
5.00%, 04/15/42 (Call 10/15/41)	167	210,637
5.15%, 08/01/43 (Call 02/01/43)	131	169,663
5.40%, 07/15/40 (Call 01/15/40)	193	250,050
5.40%, 01/15/49 (Call 07/15/48)	830	1,140,765
6.90%, 04/15/38(a)	335	489,712
7.50%, 04/01/31	385	567,791
8.00%, 09/15/29(a)	100	144,690
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	265	263,958
1.63%, 07/16/32 (Call 04/16/32)(b)	240	238,552
2.38%, 07/16/40 (Call 01/16/40)(b)	224	220,400
2.45%, 07/16/50 (Call 01/16/50)(b)	170	163,437
2.70%, 04/01/25 (Call 03/01/25)(b)	559	606,248
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	518	592,849
3.60%, 04/01/34 (Call 01/01/34)(b)	1,071	1,297,903
3.88%, 04/01/39 (Call 10/01/38)(b)	931	1,106,234
3.95%, 04/01/44 (Call 10/01/43)(b)	200	240,296
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	570	716,058
4.13%, 04/01/54 (Call 10/01/53)(b)	421	538,411
4.20%, 04/01/59 (Call 10/01/58)(b)	457	586,732

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc.
3.40%, 08/15/27 (Call 05/15/27)	$1,302	$1,469,897
4.20%, 08/15/47 (Call 02/15/47)	140	179,168
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	75	80,613
2.70%, 08/15/22 (Call 07/15/22)(a)	191	198,992
3.15%, 08/15/24 (Call 06/15/24)	423	460,551
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(b)	1,275	1,297,620
2.13%, 09/19/22(b)	460	475,075
2.25%, 09/19/24 (Call 08/19/24)(b)	510	539,234
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	408	422,954
2.13%, 04/13/23 (Call 03/13/23)	141	146,622
2.75%, 04/13/30 (Call 01/13/30)	700	766,446
3.63%, 05/07/23 (Call 04/07/23)(a)	1,329	1,431,284
3.63%, 02/13/26 (Call 12/13/25)(a)	452	516,173
4.13%, 05/07/28 (Call 02/07/28)(a)	680	814,189
4.63%, 05/07/48 (Call 11/07/47)	80	107,491
6.50%, 02/09/40	175	245,551
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	800	821,585
3.35%, 09/24/23 (Call 08/24/23)(b)	600	652,593
3.50%, 09/24/25 (Call 07/24/25)(b)	100	113,616
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	929	1,085,687
3.90%, 09/24/38 (Call 03/24/38)(b)	1,040	1,316,038
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,170	1,543,129
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	500	537,000
Smithfield Foods Inc.
3.35%, 02/01/22 (Call 01/01/22)(a)(b)	187	186,424
4.25%, 02/01/27 (Call 11/01/26)(a)(b)	620	649,260
5.20%, 04/01/29 (Call 01/01/29)(b)	638	706,315
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	600	598,712
3.25%, 07/15/27 (Call 04/15/27)	1,021	1,100,750
3.30%, 07/15/26 (Call 04/15/26)(a)	1,988	2,158,626
3.30%, 02/15/50 (Call 08/15/49)	35	32,698
3.55%, 03/15/25 (Call 01/15/25)	178	194,286
3.75%, 10/01/25 (Call 07/01/25)	954	1,051,155
4.45%, 03/15/48 (Call 09/15/47)(a)	385	421,680
4.50%, 04/01/46 (Call 10/01/45)	808	871,548
4.85%, 10/01/45 (Call 04/01/45)	775	863,150
5.38%, 09/21/35(a)	65	79,732
5.65%, 04/01/25 (Call 03/01/25)	210	248,475
5.95%, 04/01/30 (Call 01/01/30)	65	82,038
6.60%, 04/01/40 (Call 10/01/39)	75	100,249
6.60%, 04/01/50 (Call 10/01/49)	996	1,380,112
Tesco PLC, 6.15%, 11/15/37(b)	443	571,606
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	770	871,461
3.90%, 09/28/23 (Call 08/28/23)	762	834,185
3.95%, 08/15/24 (Call 05/15/24)(a)	1,023	1,139,124
4.00%, 03/01/26 (Call 01/01/26)	579	666,436
4.35%, 03/01/29 (Call 12/01/28)(a)	659	796,002
4.50%, 06/15/22 (Call 03/15/22)	317	336,843
4.55%, 06/02/47 (Call 12/02/46)	817	1,030,215
4.88%, 08/15/34 (Call 02/15/34)	496	651,037
5.10%, 09/28/48 (Call 03/28/48)	601	826,319

Security	Par (000)	Value

Food (continued)
5.15%, 08/15/44 (Call 02/15/44)	$394	$515,874

		87,849,804

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	200	212,000
4.20%, 01/29/30 (Call 10/29/29)(b)	200	212,500
4.25%, 04/30/29 (Call 01/30/29)(b)	250	266,253
4.50%, 08/01/24 (Call 05/01/24)	200	217,000
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	525	553,875
5.50%, 11/02/47 (Call 05/02/47)	200	219,000
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	265	291,503
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	282	290,407
6.25%, 09/01/42	188	213,726
6.75%, 02/15/44 (Call 08/15/43)	335	384,038
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	1,000	1,052,500
5.25%, 05/12/24(a)	35	38,238
5.50%, 01/17/27	290	322,625
Georgia-Pacific LLC
1.75%, 09/30/25 (Call 08/30/25)(b)	125	130,708
2.10%, 04/30/27 (Call 02/28/27)(b)	310	326,729
2.30%, 04/30/30 (Call 01/30/30)(b)	150	159,379
3.16%, 11/15/21 (Call 09/15/21)(a)(b)	125	128,398
3.60%, 03/01/25 (Call 12/01/24)(b)	225	252,439
3.73%, 07/15/23 (Call 04/15/23)(a)(b)	692	750,939
7.25%, 06/01/28	734	997,812
7.75%, 11/15/29	425	635,140
8.00%, 01/15/24	866	1,081,718
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	796	876,479
3.65%, 06/15/24 (Call 03/15/24)	821	908,319
3.80%, 01/15/26 (Call 10/15/25)	1,676	1,911,972
4.35%, 08/15/48 (Call 02/15/48)(a)	789	948,240
4.40%, 08/15/47 (Call 02/15/47)	224	270,526
4.80%, 06/15/44 (Call 12/15/43)	676	828,481
5.00%, 09/15/35 (Call 03/15/35)	744	959,515
5.15%, 05/15/46 (Call 11/15/45)	423	540,039
6.00%, 11/15/41 (Call 05/15/41)	355	479,332
7.30%, 11/15/39	545	793,494
8.70%, 06/15/38	255	390,505
Inversiones CMPC SA, 3.85%, 01/13/30 (Call 10/13/29)(b)	200	216,250
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	419	446,507
6.00%, 01/15/29 (Call 10/15/28)(a)	1,300	1,473,875
7.00%, 03/16/47 (Call 09/16/46)(b)	750	872,813
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	385	395,274

		21,048,548

Gas — 0.7%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	360	399,260
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	650	734,235
5.00%, 03/23/35 (Call 12/23/34)(b)	75	90,932
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)(a)	250	276,285
3.00%, 06/15/27 (Call 03/15/27)(a)	575	639,247
3.38%, 09/15/49 (Call 03/15/49)	395	453,051
4.13%, 10/15/44 (Call 04/15/44)	259	322,203

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.13%, 03/15/49 (Call 09/15/48)(a)	$628	$783,304
4.15%, 01/15/43 (Call 07/15/42)	307	379,332
4.30%, 10/01/48 (Call 04/01/48)(a)	100	130,150
5.50%, 06/15/41 (Call 12/15/40)	310	439,267
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	977	1,086,360
3.15%, 08/01/27 (Call 05/01/27)(b)	650	721,979
4.49%, 02/15/42(b)	670	837,273
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	50	55,683
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	545	636,123
4.27%, 03/15/48 (Call 09/15/47)(b)	100	126,507
4.49%, 03/04/49 (Call 09/04/48)(b)	807	1,046,311
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	725	775,897
4.00%, 04/01/28 (Call 01/01/28)	294	339,622
4.10%, 09/01/47 (Call 03/01/47)	260	299,801
5.85%, 01/15/41 (Call 07/15/40)	122	166,308
6.63%, 11/01/37	46	66,060
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	151	163,595
3.60%, 12/15/24 (Call 09/15/24)	45	49,822
4.60%, 12/15/44 (Call 06/15/44)	247	309,391
4.80%, 11/01/43 (Call 05/01/43)	525	666,159
Series A, 2.50%, 11/15/24 (Call 10/15/24)	706	755,707
Series B, 3.00%, 11/15/29 (Call 08/15/29)	339	374,525
Series C, 3.90%, 11/15/49 (Call 05/15/49)	150	173,189
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	97	99,281
2.00%, 06/15/30 (Call 03/15/30)(b)	1,000	1,040,566
3.00%, 06/15/50 (Call 12/15/49)(b)	223	234,134
KeySpan Gas East Corp., 5.82%, 04/01/41(b)	435	603,410
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	200	222,530
6.25%, 01/20/42(b)	200	312,822
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	315	325,963
3.95%, 09/15/27 (Call 06/15/27)	305	306,723
4.75%, 09/01/28 (Call 06/01/28)(a)	335	349,322
4.90%, 12/01/21 (Call 09/01/21)	120	124,813
5.20%, 07/15/25 (Call 04/15/25)(a)	627	691,791
5.50%, 01/15/26 (Call 12/15/25)	24	26,311
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	395	396,061
1.70%, 02/15/31 (Call 11/15/30)	205	202,977
2.95%, 09/01/29 (Call 06/01/29)	352	386,694
3.49%, 05/15/27 (Call 02/15/27)	985	1,113,269
3.60%, 05/01/30 (Call 02/01/30)	847	977,622
3.95%, 03/30/48 (Call 09/30/47)	209	249,427
4.38%, 05/15/47 (Call 11/15/46)	510	635,989
4.80%, 02/15/44 (Call 08/15/43)(a)	517	662,041
5.25%, 02/15/43 (Call 08/15/42)	531	711,063
5.65%, 02/01/45 (Call 08/01/44)	340	469,989
5.80%, 02/01/42 (Call 08/01/41)	275	376,938
5.95%, 06/15/41 (Call 12/15/40)	199	283,620
6.25%, 12/15/40	250	359,633
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	250	260,658
3.61%, 02/01/24 (Call 11/01/23)	102	111,354
4.50%, 11/01/48 (Call 05/01/48)	620	809,608

Security	Par (000)	Value

Gas (continued)
4.66%, 02/01/44 (Call 08/01/43)	$414	$536,864
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	965	1,055,227
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	210	235,148
3.50%, 06/01/29 (Call 03/01/29)	261	300,482
3.64%, 11/01/46 (Call 05/01/46)	60	68,544
4.65%, 08/01/43 (Call 02/01/43)	230	295,383
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	194	215,678
3.75%, 09/15/42 (Call 03/15/42)	554	656,174
4.45%, 03/15/44 (Call 09/15/43)	372	455,970
5.13%, 11/15/40	21	28,370
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	618	673,119
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	254	319,256
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	365	478,273
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	325	412,484
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	105	114,567
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)(a)	508	534,000
3.25%, 06/15/26 (Call 03/15/26)	102	110,569
3.50%, 09/15/21 (Call 06/15/21)	895	917,791
3.88%, 11/15/25 (Call 08/15/25)(a)	375	425,812
3.95%, 10/01/46 (Call 04/01/46)	140	157,764
4.40%, 06/01/43 (Call 12/01/42)	720	855,609
4.40%, 05/30/47 (Call 11/30/46)	110	134,782
5.88%, 03/15/41 (Call 09/15/40)	300	415,361
6.00%, 10/01/34	125	169,098
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	250	247,923
Southern Star Central Corp., 5.13%, 07/15/22 (Call 10/01/20)(b)	425	424,504
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	33	34,819
3.70%, 04/01/28 (Call 01/01/28)	100	113,928
4.15%, 06/01/49 (Call 12/01/48)	390	455,279
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)(a)	40	45,855
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	323	367,879
Series K, 3.80%, 09/15/46 (Call 03/15/46)	473	524,459

		37,423,158

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	85	92,489
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	10	10,546
4.10%, 03/01/48 (Call 09/01/47)	203	250,214
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	255	270,262
2.90%, 11/01/22	993	1,046,699
3.40%, 12/01/21 (Call 09/01/21)	47	48,458
3.40%, 03/01/26 (Call 01/01/26)	864	978,338
4.00%, 03/15/60 (Call 03/15/25)(d)	1,180	1,239,482
4.25%, 11/15/28 (Call 08/15/28)	704	850,093
4.85%, 11/15/48 (Call 05/15/48)	340	477,082
5.20%, 09/01/40	65	89,348

		5,353,011

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	730	738,074
1.40%, 06/30/30 (Call 03/30/30)	91	92,444
2.55%, 03/15/22	480	496,479

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
2.95%, 03/15/25 (Call 12/15/24)	$528	$579,187
3.40%, 11/30/23 (Call 09/30/23)	1,192	1,304,918
3.75%, 11/30/26 (Call 08/30/26)	1,062	1,242,900
3.88%, 09/15/25 (Call 06/15/25)(a)	360	411,765
4.75%, 11/30/36 (Call 05/30/36)	1,970	2,669,668
4.75%, 04/15/43 (Call 10/15/42)	978	1,351,249
4.90%, 11/30/46 (Call 05/30/46)	2,242	3,215,910
5.30%, 05/27/40	338	496,354
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	200	212,189
2.75%, 09/23/26 (Call 07/23/26)(b)	225	244,613
3.00%, 09/23/29 (Call 06/23/29)(b)	950	1,029,982
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	400	460,419
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	559	612,881
3.50%, 08/15/46 (Call 02/15/46)(a)	740	848,762
3.75%, 10/01/25 (Call 09/01/25)(b)	146	166,494
3.95%, 04/01/30 (Call 01/01/30)(a)(b)	260	312,783
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	132	138,376
2.65%, 06/01/30 (Call 03/01/30)	175	186,580
3.38%, 05/15/22	480	502,847
3.45%, 03/01/24 (Call 02/01/24)	1,195	1,300,066
3.75%, 03/01/26 (Call 01/01/26)	1,025	1,173,681
3.85%, 05/15/25	968	1,099,595
4.00%, 03/01/28 (Call 12/01/27)	62	71,695
4.00%, 03/01/29 (Call 12/01/28)	219	255,504
4.55%, 03/01/39 (Call 09/01/38)	365	456,708
4.70%, 03/01/49 (Call 09/01/48)	1,225	1,628,787
7.00%, 11/15/35(a)	250	368,326
7.38%, 01/15/40	65	104,304
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	360	382,863
3.20%, 06/15/22 (Call 03/15/22)	830	866,314
6.55%, 10/15/37	43	64,385
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	357	398,443
4.38%, 09/15/45 (Call 03/15/45)	472	613,790
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	50	54,191
DH Europe Finance II Sarl
2.05%, 11/15/22	316	326,588
2.20%, 11/15/24 (Call 10/15/24)	1,201	1,272,409
2.60%, 11/15/29 (Call 08/15/29)	261	284,285
3.25%, 11/15/39 (Call 05/15/39)	635	715,503
3.40%, 11/15/49 (Call 05/15/49)	732	850,177
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	772	932,242
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	75	79,770
Koninklijke Philips NV
5.00%, 03/15/42	904	1,188,134
6.88%, 03/11/38	45	68,809
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	995	1,138,735
Medtronic Inc.
3.15%, 03/15/22	193	201,400
3.50%, 03/15/25	1,411	1,588,263
3.63%, 03/15/24 (Call 12/15/23)	395	434,382
4.38%, 03/15/35	1,660	2,193,331

Security	Par (000)	Value

Health Care - Products (continued)
4.63%, 03/15/45	$1,310	$1,807,035
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	39	39,633
1.95%, 06/15/30 (Call 03/15/30)	822	844,286
2.90%, 06/15/50 (Call 12/15/49)	510	532,866
3.38%, 05/15/24 (Call 02/15/24)	563	615,077
3.38%, 11/01/25 (Call 08/01/25)	550	617,455
3.50%, 03/15/26 (Call 12/15/25)	1,008	1,142,676
3.65%, 03/07/28 (Call 12/07/27)	211	246,142
4.10%, 04/01/43 (Call 10/01/42)	317	378,821
4.38%, 05/15/44 (Call 11/15/43)	293	365,155
4.63%, 03/15/46 (Call 09/15/45)	629	828,120
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	320	347,031
2.95%, 09/19/26 (Call 06/19/26)(a)	678	758,475
3.00%, 04/15/23 (Call 02/15/23)	737	782,645
3.20%, 08/15/27 (Call 05/15/27)(a)	1,185	1,336,743
4.10%, 08/15/47 (Call 02/15/47)	525	670,492
4.13%, 03/25/25 (Call 02/25/25)	139	159,537
4.15%, 02/01/24 (Call 11/01/23)	714	791,710
4.50%, 03/25/30 (Call 12/25/29)	141	175,572
5.30%, 02/01/44 (Call 08/01/43)	624	872,044
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	205	225,849
3.15%, 04/01/22 (Call 02/01/22)	300	310,751
3.38%, 11/30/21 (Call 08/30/21)	546	561,323
3.55%, 04/01/25 (Call 01/01/25)	1,689	1,876,471
3.55%, 03/20/30 (Call 12/20/29)	40	44,663
3.70%, 03/19/23 (Call 02/19/23)	659	706,710
4.25%, 08/15/35 (Call 02/15/35)	92	97,465
4.45%, 08/15/45 (Call 02/15/45)	440	491,429
5.75%, 11/30/39(a)	125	158,392

		55,212,122

Health Care - Services — 2.1%
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	35	39,239
3.83%, 08/15/28 (Call 05/15/28)	155	180,246
4.27%, 08/15/48 (Call 02/15/48)	250	321,915
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	826	861,563
2.80%, 06/15/23 (Call 04/15/23)	966	1,018,660
3.50%, 11/15/24 (Call 08/15/24)	464	511,457
3.88%, 08/15/47 (Call 02/15/47)	421	491,259
4.13%, 11/15/42 (Call 05/15/42)	511	582,109
4.50%, 05/15/42 (Call 11/15/41)	488	583,591
4.75%, 03/15/44 (Call 09/15/43)	178	221,699
6.63%, 06/15/36	591	852,599
6.75%, 12/15/37	304	439,417
Allina Health System, Series 2019, 3.89%, 04/15/49	190	225,425
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	635	658,845
2.38%, 01/15/25 (Call 12/15/24)	754	804,670
2.88%, 09/15/29 (Call 06/15/29)	410	447,374
2.95%, 12/01/22 (Call 11/01/22)	1,364	1,436,408
3.13%, 05/15/22	337	352,268
3.13%, 05/15/50 (Call 11/15/49)	450	474,850
3.30%, 01/15/23	1,107	1,179,979
3.35%, 12/01/24 (Call 10/01/24)	1,311	1,450,056
3.50%, 08/15/24 (Call 05/15/24)	1,065	1,172,887
3.65%, 12/01/27 (Call 09/01/27)	429	492,662

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.70%, 09/15/49 (Call 03/15/49)	$830	$948,127
4.10%, 03/01/28 (Call 12/01/27)	544	636,964
4.38%, 12/01/47 (Call 06/01/47)	883	1,113,164
4.55%, 03/01/48 (Call 09/01/47)	345	445,646
4.63%, 05/15/42	1,103	1,395,898
4.65%, 01/15/43	408	519,480
4.65%, 08/15/44 (Call 02/15/44)	595	759,608
4.85%, 08/15/54 (Call 02/15/54)	370	467,214
5.10%, 01/15/44	555	743,257
5.85%, 01/15/36	25	33,860
5.95%, 12/15/34(a)	290	410,003
6.38%, 06/15/37	25	36,013
Ascension Health
3.95%, 11/15/46	855	1,084,773
4.85%, 11/15/53	10	15,165
Series B, 3.11%, 11/15/39 (Call 05/15/39)	10	10,877
Banner Health
2.34%, 01/01/30 (Call 10/01/29)	100	104,939
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	60	65,795
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	62,392
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	72	86,315
4.19%, 11/15/45 (Call 05/15/45)	705	880,369
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	300	327,302
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	255,087
City of Hope, Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	35	43,310
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	464	487,116
3.35%, 10/01/29 (Call 04/01/29)	238	253,392
3.82%, 10/01/49 (Call 04/01/49)	472	529,940
4.19%, 10/01/49 (Call 04/01/49)	508	545,173
4.35%, 11/01/42	375	413,731
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	250	300,917
Dignity Health
3.13%, 11/01/22	445	459,193
3.81%, 11/01/24	50	53,404
5.27%, 11/01/64	330	412,182
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	354	454,164
Fresenius Medical Care U.S. Finance III Inc., 3.75%, 06/15/29 (Call 03/15/29)(a)(b)	849	949,500
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	110	137,857
4.50%, 07/01/57 (Call 01/01/57)	300	390,158
Hartford HealthCare Corp., 3.45%, 07/01/54	185	176,390
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	1,589	1,830,798
4.50%, 02/15/27 (Call 08/15/26)	1,084	1,238,703
4.75%, 05/01/23(a)	1,849	2,033,562
5.00%, 03/15/24	757	855,662
5.13%, 06/15/39 (Call 12/15/38)	722	897,492
5.25%, 04/15/25	351	409,312
5.25%, 06/15/26 (Call 12/15/25)	901	1,063,396
5.25%, 06/15/49 (Call 12/15/48)	1,166	1,465,322
5.50%, 06/15/47 (Call 12/15/46)	1,199	1,522,337

Security	Par (000)	Value

Health Care - Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	$250	$256,922
2.20%, 06/01/30 (Call 03/01/30)(b)	1,100	1,123,056
3.20%, 06/01/50 (Call 12/01/49)(b)	265	276,331
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	594	624,178
3.13%, 08/15/29 (Call 05/15/29)	25	27,626
3.15%, 12/01/22 (Call 09/01/22)	1,120	1,178,200
3.85%, 10/01/24 (Call 07/01/24)	887	980,979
3.95%, 03/15/27 (Call 12/15/26)	992	1,141,522
3.95%, 08/15/49 (Call 02/15/49)	400	484,080
4.50%, 04/01/25 (Call 03/01/25)	68	78,725
4.63%, 12/01/42 (Call 06/01/42)	426	541,938
4.88%, 04/01/30 (Call 01/01/30)	273	343,137
4.95%, 10/01/44 (Call 04/01/44)(a)	527	708,631
8.15%, 06/15/38	190	290,779
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)(a)	80	101,429
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	100	114,472
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	73,910
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	325	364,905
3.50%, 04/01/22(a)	240	251,144
4.15%, 05/01/47 (Call 11/01/46)	1,355	1,738,235
4.88%, 04/01/42	255	352,916
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	205	229,139
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	316	335,657
2.95%, 12/01/29 (Call 09/01/29)	796	871,377
3.20%, 02/01/22	465	482,683
3.25%, 09/01/24 (Call 07/01/24)	703	770,070
3.60%, 02/01/25 (Call 11/01/24)	933	1,040,244
3.60%, 09/01/27 (Call 06/01/27)	110	125,447
3.75%, 08/23/22 (Call 05/23/22)	593	625,973
4.00%, 11/01/23 (Call 08/01/23)	254	278,175
4.70%, 02/01/45 (Call 08/01/44)	636	814,567
Mayo Clinic, Series 2016, 4.13%, 11/15/52	180	235,645
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	10	10,808
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	15	15,789
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	298	398,241
5.00%, 07/01/42(a)	25	35,098
Series 2015, 4.20%, 07/01/55(a)	270	367,705
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	15	16,167
Montefiore Obligated Group
4.29%, 09/01/50	60	62,265
Series 18-C, 5.25%, 11/01/48(a)	145	167,319
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48(a)	515	592,285
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	250	321,558
4.06%, 08/01/56(a)	350	459,608
4.76%, 08/01/2116	200	256,819
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	185	205,618
3.98%, 11/01/46 (Call 11/01/45)	640	716,852
4.26%, 11/01/47 (Call 11/01/46)	549	647,209

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.15%, 11/01/43	$300	$426,173
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	170	225,112
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	80	90,198
Partners Healthcare System Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	1,000	1,093,200
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	185	246,295
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	300	289,566
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	300	360,212
Series H, 2.75%, 10/01/26(a)	130	140,266
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	388	421,475
2.95%, 06/30/30 (Call 03/30/30)	534	583,438
3.45%, 06/01/26 (Call 03/01/26)	38	43,115
3.50%, 03/30/25 (Call 12/30/24)	319	354,091
4.20%, 06/30/29 (Call 03/30/29)	600	716,028
4.25%, 04/01/24 (Call 01/01/24)	239	265,569
4.70%, 03/30/45 (Call 09/30/44)	431	534,143
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	800	866,743
2.63%, 05/15/26 (Call 02/15/26)(b)	175	193,287
3.63%, 09/17/28 (Call 06/17/28)(b)	1,170	1,366,742
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	1,000	1,167,384
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	100	114,542
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)(a)	100	119,890
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	393	421,550
Stanford Health Care
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	455	571,378
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	100	114,033
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	100	119,886
Texas Health Resources, 4.33%, 11/15/55(a)	145	198,269
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(a)	305	299,094
5.75%, 11/15/38 (Call 11/15/28)	150	177,264
6.02%, 11/15/48	334	383,987
Series B, 5.33%, 11/15/28	20	21,828
Trinity Health Corp.
4.13%, 12/01/45	60	71,357
Series 2019, 3.43%, 12/01/48	190	202,020
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	275	282,286
2.00%, 05/15/30 (Call 02/15/30)	160	167,736
2.38%, 10/15/22	910	949,986
2.38%, 08/15/24	443	474,640
2.75%, 02/15/23 (Call 11/15/22)	92	96,846
2.75%, 05/15/40 (Call 11/15/39)	393	416,239
2.88%, 12/15/21	685	707,858
2.88%, 03/15/22 (Call 12/15/21)	794	820,663
2.88%, 03/15/23	1,626	1,729,623
2.88%, 08/15/29	876	982,834
2.90%, 05/15/50 (Call 11/15/49)	571	607,341

Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 10/15/27	$865	$970,362
3.10%, 03/15/26	282	317,196
3.13%, 05/15/60 (Call 11/15/59)	750	821,982
3.35%, 07/15/22	977	1,032,004
3.38%, 11/15/21 (Call 08/15/21)	156	160,543
3.38%, 04/15/27	700	799,404
3.45%, 01/15/27	842	965,875
3.50%, 06/15/23	981	1,065,808
3.50%, 02/15/24	826	909,598
3.50%, 08/15/39 (Call 02/15/39)	941	1,094,889
3.70%, 12/15/25	235	270,523
3.70%, 08/15/49 (Call 02/15/49)	672	815,169
3.75%, 07/15/25	696	797,851
3.75%, 10/15/47 (Call 04/15/47)	684	820,786
3.85%, 06/15/28	1,247	1,475,312
3.88%, 12/15/28	842	1,006,105
3.88%, 08/15/59 (Call 02/15/59)	871	1,090,793
3.95%, 10/15/42 (Call 04/15/42)	503	605,151
4.20%, 01/15/47 (Call 07/15/46)	434	550,632
4.25%, 03/15/43 (Call 09/15/42)	650	829,609
4.25%, 04/15/47 (Call 10/15/46)	725	935,755
4.25%, 06/15/48 (Call 12/15/47)	970	1,250,577
4.38%, 03/15/42 (Call 09/15/41)	285	363,849
4.45%, 12/15/48 (Call 06/15/48)	513	683,079
4.63%, 07/15/35	950	1,256,119
4.63%, 11/15/41 (Call 05/15/41)	606	806,533
4.75%, 07/15/45	1,045	1,424,418
5.70%, 10/15/40 (Call 04/15/40)	230	335,099
5.80%, 03/15/36	758	1,096,087
5.95%, 02/15/41 (Call 08/15/40)	350	524,199
6.50%, 06/15/37	262	404,811
6.63%, 11/15/37(a)	509	799,905
6.88%, 02/15/38	835	1,345,568
Universal Health Services Inc.
4.75%, 08/01/22 (Call 10/01/20)(b)	450	450,000
5.00%, 06/01/26 (Call 06/01/21)(b)	100	103,500
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	300	374,778

		111,247,926

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	1,102	1,101,616
3.50%, 02/10/23 (Call 01/10/23)	843	867,757
3.63%, 01/19/22 (Call 12/19/21)	70	71,791
3.88%, 01/15/26 (Call 12/15/25)	53	53,556
4.20%, 06/10/24 (Call 05/10/24)	433	448,494
4.25%, 03/01/25 (Call 01/01/25)	592	611,222
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(d)(e)	200	203,600
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	208,204
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	1,300	1,389,263
3.38%, 09/06/49 (Call 03/06/49)(b)	900	1,008,720
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	500	534,216
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	410	406,619
4.63%, 07/15/24 (Call 06/15/24)	798	803,312
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	200	210,027

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)(b)	$750	$785,650
Main Street Capital Corp., 5.20%, 05/01/24	350	364,577
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	340	342,267
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	990	990,658
4.00%, 03/30/25 (Call 02/28/25)	25	25,170
4.25%, 01/15/26 (Call 12/15/25)	305	306,901
5.25%, 04/15/24 (Call 03/15/24)	200	211,185
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	150	150,153
Prospect Capital Corp., 5.88%, 03/15/23	579	602,392
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	800	823,316
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	250	253,412

		12,774,078

Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)(a)	575	613,258
2.60%, 10/15/25 (Call 09/15/25)	176	188,687
4.38%, 09/15/22 (Call 06/15/22)	720	765,237
5.75%, 08/15/23 (Call 05/15/23)	75	84,804
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,263	1,336,580

		2,988,566

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	50	55,963
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)(a)	50	52,138
3.50%, 11/15/27 (Call 08/15/27)	280	293,694
3.80%, 11/15/24 (Call 08/15/24)	200	209,223
4.40%, 03/15/29 (Call 12/15/28)	633	696,763
Panasonic Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	35	37,449
3.11%, 07/19/29 (Call 04/19/29)(b)	500	557,766
Whirlpool Corp.
3.70%, 03/01/23	275	294,825
3.70%, 05/01/25(a)	350	393,607
4.00%, 03/01/24(a)	234	255,079
4.50%, 06/01/46 (Call 12/01/45)	666	787,560
4.60%, 05/15/50 (Call 11/15/49)	362	448,862
4.75%, 02/26/29 (Call 11/26/28)(a)	278	340,587
5.15%, 03/01/43	55	66,758

		4,490,274

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	140	148,840
3.35%, 04/15/23 (Call 01/15/23)(a)	100	105,065
4.88%, 12/06/28 (Call 09/06/28)	105	129,207
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	80	82,726
3.15%, 08/01/27 (Call 05/01/27)(a)	540	599,617
3.95%, 08/01/47 (Call 02/01/47)	75	89,202
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	25	25,598
3.05%, 09/15/22 (Call 06/15/22)	802	841,129
3.10%, 10/01/27 (Call 07/01/27)	790	892,883

Security	Par (000)	Value

Household Products & Wares (continued)
3.80%, 11/15/21	$200	$208,109
3.90%, 05/15/28 (Call 02/15/28)	265	314,785
Kimberly-Clark Corp.
2.40%, 06/01/23(a)	129	136,003
2.65%, 03/01/25(a)	268	289,930
2.75%, 02/15/26	30	33,094
2.88%, 02/07/50 (Call 08/07/49)	196	213,918
3.05%, 08/15/25	588	652,032
3.10%, 03/26/30 (Call 12/26/29)	145	165,564
3.20%, 04/25/29 (Call 01/25/29)	780	896,507
3.20%, 07/30/46 (Call 01/30/46)(a)	505	586,456
3.70%, 06/01/43	125	143,161
3.90%, 05/04/47 (Call 11/04/46)	390	496,319
3.95%, 11/01/28 (Call 08/01/28)	552	664,167
5.30%, 03/01/41	420	599,281
6.63%, 08/01/37	170	273,758
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/25(b)	100	106,134
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(b)	897	926,869
2.75%, 06/26/24 (Call 04/26/24)(b)	480	515,719
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	1,525	1,687,592
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(b)	1,380	1,853,891

		13,677,556

Insurance — 4.3%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	609	672,997
3.25%, 03/17/25	432	483,042
3.60%, 04/01/30 (Call 01/01/30)	50	58,620
3.63%, 06/15/23	693	753,912
3.63%, 11/15/24	325	367,153
4.00%, 10/15/46 (Call 04/15/46)	465	543,313
4.75%, 01/15/49 (Call 07/15/48)	342	446,583
6.45%, 08/15/40	150	215,820
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	1,005	1,127,070
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	500	563,836
4.50%, 03/16/46 (Call 09/16/45)(a)(b)	525	663,647
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	560	848,800
Alleghany Corp., 4.95%, 06/27/22	104	110,926
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	429	449,005
Allstate Corp. (The)
3.15%, 06/15/23	149	160,612
3.28%, 12/15/26 (Call 09/15/26)(a)	270	311,672
3.85%, 08/10/49 (Call 02/10/49)(a)	357	427,375
4.20%, 12/15/46 (Call 06/15/46)	630	788,062
4.50%, 06/15/43	384	491,171
5.55%, 05/09/35	398	590,460
6.50%, 05/15/57 (Call 05/15/37)(a)(d)	425	551,025
Series B, 5.75%, 08/15/53 (Call 08/15/23)(d)	1,185	1,271,038
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	243	265,389
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	264	284,589
4.50%, 06/15/47 (Call 12/15/46)	160	177,570
5.25%, 04/02/30 (Call 01/02/30)	500	610,332
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	13	13,906
3.40%, 06/30/30 (Call 03/30/30)(a)	2,141	2,373,822

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.75%, 07/10/25 (Call 04/10/25)	$1,119	$1,255,592
3.88%, 01/15/35 (Call 07/15/34)	405	470,986
3.90%, 04/01/26 (Call 01/01/26)	1,394	1,594,420
4.13%, 02/15/24	1,165	1,298,391
4.20%, 04/01/28 (Call 01/01/28)	861	1,004,621
4.25%, 03/15/29 (Call 12/15/28)(a)	440	516,802
4.38%, 06/30/50 (Call 12/30/49)	75	89,188
4.38%, 01/15/55 (Call 07/15/54)	774	907,641
4.50%, 07/16/44 (Call 01/16/44)(a)	1,429	1,681,116
4.70%, 07/10/35 (Call 01/10/35)	211	264,070
4.75%, 04/01/48 (Call 10/01/47)	290	354,905
4.80%, 07/10/45 (Call 01/10/45)	501	607,301
4.88%, 06/01/22	1,180	1,269,879
6.25%, 05/01/36	580	815,866
8.18%, 05/15/58 (Call 05/15/38)(a)(d)	294	421,555
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(d)	344	379,608
Aon Corp.
2.20%, 11/15/22	854	886,445
2.80%, 05/15/30 (Call 02/15/30)	715	775,121
3.75%, 05/02/29 (Call 02/02/29)(a)	606	702,123
4.50%, 12/15/28 (Call 09/15/28)(a)	640	780,186
6.25%, 09/30/40	280	413,745
8.21%, 01/01/27(a)	100	129,120
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	438	481,316
3.88%, 12/15/25 (Call 09/15/25)	648	743,255
4.00%, 11/27/23 (Call 08/27/23)	50	54,878
4.25%, 12/12/42	940	1,103,455
4.45%, 05/24/43 (Call 02/24/43)	201	242,434
4.60%, 06/14/44 (Call 03/14/44)	352	449,968
4.75%, 05/15/45 (Call 11/15/44)	263	346,410
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	793	918,495
5.03%, 12/15/46 (Call 06/15/46)	261	334,339
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	48,158
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	832	1,082,061
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	409	438,133
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	466	493,999
4.00%, 03/15/23(a)	73	78,613
4.20%, 09/27/23 (Call 08/27/23)	505	542,095
4.90%, 03/27/28 (Call 12/27/27)	200	223,451
6.75%, 02/15/34	465	573,258
Athene Global Funding
2.50%, 01/14/25(b)	1,218	1,257,884
2.75%, 06/25/24(a)(b)	518	545,901
2.80%, 05/26/23(b)	100	103,970
2.95%, 11/12/26(b)	800	843,022
3.00%, 07/01/22(b)	603	623,969
4.00%, 01/25/22(b)	75	78,230
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	773	845,473
6.15%, 04/03/30 (Call 01/03/30)	160	192,989
AXA SA
6.38%, (Call 12/14/36)(a)(b)(d)(e)	250	331,405
8.60%, 12/15/30(a)	883	1,337,745
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	400	440,026
4.90%, 01/15/40 (Call 01/15/30)(d)	55	54,013

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	$435	$476,094
5.15%, 04/01/45(a)	595	707,240
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	270	280,817
3.00%, 05/15/22	1,334	1,397,022
4.20%, 08/15/48 (Call 02/15/48)	1,132	1,459,385
4.25%, 01/15/49 (Call 07/15/48)	1,368	1,778,782
4.30%, 05/15/43	765	991,066
4.40%, 05/15/42	756	985,738
5.75%, 01/15/40	125	191,372
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	828	875,693
3.00%, 02/11/23	599	638,782
3.13%, 03/15/26 (Call 12/15/25)	1,657	1,854,091
3.40%, 01/31/22	505	527,555
4.50%, 02/11/43(a)	742	1,006,033
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	1,567	1,648,656
4.70%, 06/22/47 (Call 12/22/46)	389	375,206
5.63%, 05/15/30 (Call 02/15/30)	70	81,301
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)(a)	344	381,613
4.50%, 03/15/29 (Call 12/15/28)	500	555,976
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	312,269
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	580	605,624
3.15%, 03/15/25	675	752,309
3.35%, 05/15/24	601	661,252
3.35%, 05/03/26 (Call 02/03/26)	825	943,798
4.35%, 11/03/45 (Call 05/03/45)	692	923,218
Cincinnati Financial Corp., 6.92%, 05/15/28	75	99,645
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	893	986,133
3.90%, 05/01/29 (Call 02/01/29)	545	622,391
3.95%, 05/15/24 (Call 02/15/24)	714	788,456
4.50%, 03/01/26 (Call 12/01/25)	444	521,198
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	171	195,199
5.25%, 05/30/29 (Call 02/28/29)	275	320,054
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%, (Call 10/28/24)(a)(b)(d)(e)	1,000	1,120,000
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,279	1,462,831
5.00%, 04/20/48 (Call 10/20/47)	1,055	1,251,144
7.00%, 04/01/28	29	36,649
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	190	220,958
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)(b)	287	316,325
4.85%, 04/17/28 (Call 01/17/28)	742	822,941
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	200	208,917
Farmers Exchange Capital, 7.05%, 07/15/28(b)	500	610,966
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(b)(d)	385	486,206
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(b)(d)	50	60,319
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(b)(d)	500	514,409
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	15	16,538

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)	$532	$615,799
5.50%, 09/01/22	842	916,820
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	18	19,237
4.60%, 11/15/24(a)	260	279,824
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	100	106,987
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	420	436,835
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	500	501,021
4.55%, 09/15/28 (Call 06/15/28)(a)	580	689,138
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	575	668,139
4.58%, 05/17/48 (Call 11/17/47)(a)(b)	855	1,057,054
Guardian Life Global Funding
1.10%, 06/23/25(b)	30	30,393
1.40%, 07/06/27(b)	310	312,665
2.50%, 05/08/22(b)	740	766,470
2.90%, 05/06/24(b)	530	574,642
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	550	595,115
4.85%, 01/24/77(b)	376	502,189
4.88%, 06/19/64(b)	135	182,651
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	250	254,134
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(b)(d)	595	719,370
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	282	304,548
3.60%, 08/19/49 (Call 02/19/49)(a)	155	174,023
4.30%, 04/15/43	341	400,522
4.40%, 03/15/48 (Call 09/15/47)	474	581,437
5.95%, 10/15/36	350	480,181
6.10%, 10/01/41(a)	291	413,899
6.63%, 03/30/40	327	463,843
Jackson National Life Global Funding
2.50%, 06/27/22(b)	310	321,214
2.65%, 06/21/24(b)	106	112,046
3.05%, 04/29/26(a)(b)	325	357,027
3.25%, 01/30/24(b)	635	684,516
3.30%, 02/01/22(b)	286	297,292
3.88%, 06/11/25(a)(b)	842	949,317
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,461	1,638,301
3.95%, 05/15/60 (Call 11/15/59)(b)	760	830,683
4.25%, 06/15/23(a)(b)	200	219,531
4.57%, 02/01/29(b)	1,545	1,867,253
6.50%, 03/15/35(b)	35	49,895
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	138	149,373
3.35%, 03/09/25	225	246,423
3.40%, 01/15/31 (Call 10/15/30)	10	11,160
3.63%, 12/12/26 (Call 09/15/26)(a)	525	589,074
3.80%, 03/01/28 (Call 12/01/27)	142	161,098
4.00%, 09/01/23	320	349,869
4.20%, 03/15/22	512	541,055
4.35%, 03/01/48 (Call 09/01/47)	109	127,974
4.38%, 06/15/50 (Call 12/15/49)	50	58,209
6.30%, 10/09/37	339	441,938

Security	Par (000)	Value

Insurance (continued)
7.00%, 06/15/40(a)	$465	$674,859
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	635	668,849
3.20%, 05/15/30 (Call 02/15/30)	700	769,936
3.75%, 04/01/26 (Call 01/01/26)	933	1,059,116
4.13%, 05/15/43 (Call 11/15/42)	95	107,780
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	25	26,955
4.06%, 02/24/32 (Call 02/24/27)(d)	290	309,841
4.15%, 03/04/26	1,305	1,544,045
5.38%, 03/04/46	743	1,023,152
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	849	929,065
3.50%, 11/01/27 (Call 08/01/27)(a)	320	346,221
4.15%, 09/17/50 (Call 03/17/50)(a)	340	401,565
4.30%, 11/01/47 (Call 05/01/47)(a)	229	274,002
4.90%, 07/01/22	225	241,356
5.00%, 03/30/43	50	59,930
5.00%, 04/05/46	223	293,326
5.00%, 05/20/49 (Call 11/20/48)	45	59,188
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	220	230,845
2.75%, 01/30/22 (Call 12/30/21)	718	740,666
3.30%, 03/14/23 (Call 01/14/23)	496	527,787
3.50%, 06/03/24 (Call 03/03/24)	635	696,945
3.50%, 03/10/25 (Call 12/10/24)	1,098	1,218,743
3.75%, 03/14/26 (Call 12/14/25)(a)	466	535,406
3.88%, 03/15/24 (Call 02/15/24)	1,392	1,543,638
4.05%, 10/15/23 (Call 07/15/23)	864	948,322
4.20%, 03/01/48 (Call 09/01/47)	336	434,704
4.35%, 01/30/47 (Call 07/30/46)	250	326,402
4.38%, 03/15/29 (Call 12/15/28)	373	454,298
4.75%, 03/15/39 (Call 09/15/38)	745	996,440
4.90%, 03/15/49 (Call 09/15/48)	512	722,509
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(b)	320	331,723
3.73%, 10/15/70(b)	644	705,148
4.50%, 04/15/65(b)	25	27,891
4.90%, 04/01/77(b)	460	594,401
MassMutual Global Funding II
2.25%, 07/01/22(b)	200	207,358
2.35%, 01/14/27(a)(b)	1,125	1,213,824
2.50%, 04/13/22(b)	845	875,641
2.50%, 10/17/22(b)	55	57,474
2.75%, 06/22/24(b)	302	325,129
2.95%, 01/11/25(a)(b)	280	306,693
3.40%, 03/08/26(a)(b)	765	870,915
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(d)	2,251	2,600,877
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	610	664,078
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	400	552,634
MetLife Inc.
3.00%, 03/01/25(a)	422	467,990
3.05%, 12/15/22(a)	343	364,494
3.60%, 04/10/24(a)	517	575,392
3.60%, 11/13/25 (Call 08/13/25)	627	715,059
4.05%, 03/01/45	505	617,244
4.13%, 08/13/42	777	961,795
4.60%, 05/13/46 (Call 11/13/45)(a)	543	715,157

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.72%, 12/15/44	$607	$799,180
4.88%, 11/13/43(a)	634	865,593
5.70%, 06/15/35	885	1,304,237
5.88%, 02/06/41	457	673,451
6.38%, 06/15/34	75	115,627
6.40%, 12/15/36 (Call 12/15/31)	1,532	1,931,171
6.50%, 12/15/32	330	499,721
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	250	376,038
10.75%, 08/01/39 (Call 08/01/34)	205	333,488
Series D, 4.37%, 09/15/23	842	940,616
Metropolitan Life Global Funding I
1.95%, 01/13/23(b)	577	597,390
2.40%, 06/17/22(a)(b)	775	803,474
2.65%, 04/08/22(b)	350	363,455
2.95%, 04/09/30(b)	50	56,197
3.00%, 01/10/23(b)	365	386,854
3.00%, 09/19/27(b)	409	456,076
3.05%, 06/17/29(a)(b)	430	488,898
3.38%, 01/11/22(b)	425	442,538
3.45%, 10/09/21(b)	275	284,516
3.45%, 12/18/26(b)	569	653,005
3.60%, 01/11/24(a)(b)	315	346,734
3.88%, 04/11/22(b)	1,036	1,096,269
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	520	678,778
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(d)	175	189,000
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	656	674,673
5.30%, 11/18/44(b)	350	396,860
6.75%, 05/15/37	20	23,503
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	535	589,986
7.88%, 04/01/33(b)	378	548,670
9.38%, 08/15/39(b)	1,081	1,774,379
New York Life Global Funding
0.95%, 06/24/25(b)	1,000	1,012,150
1.10%, 05/05/23(b)	200	203,852
1.70%, 09/14/21(a)(b)	350	355,392
2.00%, 01/22/25(b)	909	962,187
2.25%, 07/12/22(a)(b)	990	1,026,374
2.30%, 06/10/22(a)(b)	1,815	1,880,038
2.88%, 04/10/24(b)	1,009	1,089,967
3.00%, 01/10/28(a)(b)	200	224,340
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	260	296,039
4.45%, 05/15/69 (Call 11/15/68)(b)	900	1,126,065
5.88%, 05/15/33(b)	330	455,246
6.75%, 11/15/39(b)	491	754,713
Nippon Life Insurance Co.
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(d)	640	688,000
4.00%, 09/19/47 (Call 09/19/27)(b)(d)	500	553,784
5.10%, 10/16/44 (Call 10/16/24)(b)(d)	2,775	3,114,937
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	1,524	1,681,473
3.85%, 09/30/47 (Call 03/30/47)(b)	686	783,757
6.06%, 03/30/40(b)	79	113,898
Ohio National Financial Services Inc.
5.55%, 01/24/30 (Call 10/24/29)(b)	300	289,553
6.63%, 05/01/31(b)	235	231,283

Security	Par (000)	Value

Insurance (continued)
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	$300	$293,500
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(a)	65	72,113
4.88%, 10/01/24 (Call 09/01/24)	310	346,030
Pacific Life Global Funding II, 1.20%, 06/24/25(b)	200	203,185
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(d)	750	789,237
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	350	389,943
Pricoa Global Funding I
2.40%, 09/23/24(b)	480	512,522
2.45%, 09/21/22(b)	25	26,054
3.45%, 09/01/23(b)	660	717,281
Primerica Inc., 4.75%, 07/15/22	201	214,954
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	1,018	1,056,199
3.10%, 11/15/26 (Call 08/15/26)	275	305,003
3.13%, 05/15/23(a)	247	262,931
3.30%, 09/15/22	110	115,778
3.40%, 05/15/25 (Call 02/15/25)	14	15,568
3.70%, 05/15/29 (Call 02/15/29)(a)	163	190,037
4.30%, 11/15/46 (Call 05/15/46)	20	24,226
4.63%, 09/15/42(a)	495	620,585
6.05%, 10/15/36	142	200,542
Principal Life Global Funding II
1.25%, 06/23/25(b)	1,005	1,025,818
2.25%, 11/21/24(a)(b)	323	342,308
2.50%, 09/16/29(a)(b)	562	609,174
3.00%, 04/18/26(a)(b)	460	513,282
ProAssurance Corp., 5.30%, 11/15/23	700	734,444
Progressive Corp. (The)
2.45%, 01/15/27(a)	875	949,950
3.20%, 03/26/30 (Call 12/26/29)	545	627,994
3.70%, 01/26/45	170	204,954
3.95%, 03/26/50 (Call 09/26/49)	15	19,263
4.00%, 03/01/29 (Call 12/01/28)	730	874,533
4.13%, 04/15/47 (Call 10/15/46)	740	960,242
4.20%, 03/15/48 (Call 09/15/47)(a)	570	754,522
6.25%, 12/01/32	170	252,410
6.63%, 03/01/29(a)	40	54,778
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	901	965,623
4.30%, 09/30/28 (Call 06/30/28)(b)	209	231,445
Protective Life Global Funding
1.08%, 06/09/23(b)	35	35,505
2.62%, 08/22/22(b)	700	729,077
3.10%, 04/15/24(b)	445	480,806
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	50	52,198
3.50%, 05/15/24	742	825,865
3.70%, 03/13/51 (Call 09/13/50)(a)	726	818,353
3.88%, 03/27/28 (Call 12/27/27)	601	707,182
3.91%, 12/07/47 (Call 06/07/47)	1,083	1,231,990
3.94%, 12/07/49 (Call 06/07/49)	927	1,059,121
4.35%, 02/25/50 (Call 08/25/49)	1,121	1,363,787
4.42%, 03/27/48 (Call 09/27/47)	75	90,256
4.50%, 11/16/21	716	750,930
4.50%, 09/15/47 (Call 09/15/27)(d)	910	984,770
4.60%, 05/15/44	340	421,299

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.20%, 03/15/44 (Call 03/15/24)(d)	$535	$566,696
5.38%, 05/15/45 (Call 05/15/25)(a)(d)	330	362,507
5.63%, 06/15/43 (Call 06/15/23)(d)	727	778,241
5.70%, 12/14/36(a)	840	1,201,203
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	116	133,787
5.88%, 09/15/42 (Call 09/15/22)(d)	575	614,153
6.63%, 12/01/37(a)	331	499,420
6.63%, 06/21/40	150	226,145
Series B, 5.75%, 07/15/33(a)	56	77,314
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	400	526,768
Prudential PLC, 3.13%, 04/14/30(a)	78	86,351
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)(a)	1,664	1,886,654
Reliance Standard Life Global Funding II
2.50%, 10/30/24(b)	251	261,150
2.63%, 07/22/22(b)	10	10,319
2.75%, 01/21/27(b)	1,000	1,029,542
3.85%, 09/19/23(b)	710	766,213
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	344	367,126
3.70%, 04/01/25 (Call 01/01/25)	26	28,360
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	25	28,153
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	188	180,051
Securian Financial Group Inc., 4.80%, 04/15/48(b)	340	408,757
Sompo International Holdings Ltd., 7.00%, 07/15/34	190	264,492
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(b)(d)	200	217,000
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(d)	200	227,500
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	538	666,431
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	100	103,703
4.27%, 05/15/47 (Call 11/15/46)(b)	1,541	1,828,784
4.38%, 09/15/54 (Call 09/15/24)(a)(b)(d)	650	692,432
4.90%, 09/15/44(a)(b)	837	1,056,222
6.85%, 12/16/39(b)	766	1,155,240
Transatlantic Holdings Inc., 8.00%, 11/30/39	475	741,352
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	50	49,649
3.75%, 05/15/46 (Call 11/15/45)	233	279,808
4.00%, 05/30/47 (Call 11/30/46)(a)	756	943,323
4.05%, 03/07/48 (Call 09/07/47)	88	109,040
4.10%, 03/04/49 (Call 09/04/48)(a)	530	665,391
4.30%, 08/25/45 (Call 02/25/45)	365	461,831
4.60%, 08/01/43(a)	315	413,652
5.35%, 11/01/40(a)	654	918,692
6.25%, 06/15/37	446	676,602
6.75%, 06/20/36	340	525,586
Travelers Property Casualty Corp., 6.38%, 03/15/33	315	471,789
Trinity Acquisition PLC
4.63%, 08/15/23	519	573,210
6.13%, 08/15/43	519	749,284
Unum Group
3.88%, 11/05/25	20	21,651
4.00%, 03/15/24	595	645,083
4.00%, 06/15/29 (Call 03/15/29)(a)	108	118,174
4.50%, 03/15/25 (Call 02/15/25)	65	72,191
4.50%, 12/15/49 (Call 06/15/49)(a)	390	401,173

Security	Par (000)	Value

Insurance (continued)
5.75%, 08/15/42	$241	$275,796
Validus Holdings Ltd., 8.88%, 01/26/40	317	515,986
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	124	133,477
3.65%, 06/15/26	708	801,476
4.70%, 01/23/48 (Call 01/23/28)(d)	550	552,750
4.80%, 06/15/46	375	460,395
5.65%, 05/15/53 (Call 05/15/23)(d)	295	308,275
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	250	334,418
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(b)	100	127,791
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	518	561,453
3.60%, 05/15/24 (Call 03/15/24)	277	303,321
3.88%, 09/15/49 (Call 03/15/49)	295	340,833
4.50%, 09/15/28 (Call 06/15/28)(a)	725	864,382
5.05%, 09/15/48 (Call 03/15/48)	485	647,201
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	500	578,341
4.63%, 03/15/22(a)	875	923,966
4.75%, 08/01/44	180	222,656
XLIT Ltd.
4.45%, 03/31/25	174	195,754
5.25%, 12/15/43	100	136,086
5.50%, 03/31/45(a)	450	616,252

		226,638,332

Internet — 1.3%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	200	211,623
3.40%, 12/06/27 (Call 09/06/27)(a)	1,325	1,500,739
3.60%, 11/28/24 (Call 08/28/24)	1,465	1,620,317
4.00%, 12/06/37 (Call 06/06/37)(a)	800	962,492
4.20%, 12/06/47 (Call 06/06/47)(a)	585	755,003
4.40%, 12/06/57 (Call 06/06/57)	805	1,103,298
4.50%, 11/28/34 (Call 05/28/34)(a)	950	1,201,419
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	65	64,982
0.80%, 08/15/27 (Call 06/15/27)	180	179,949
1.10%, 08/15/30 (Call 05/15/30)	1,245	1,241,272
1.90%, 08/15/40 (Call 02/15/40)	200	195,021
2.00%, 08/15/26 (Call 05/15/26)	1,857	1,995,597
2.05%, 08/15/50 (Call 02/15/50)	300	285,990
2.25%, 08/15/60 (Call 02/15/60)	1,000	957,710
3.38%, 02/25/24	431	475,319
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	505	511,653
1.20%, 06/03/27 (Call 04/03/27)	505	515,299
1.50%, 06/03/30 (Call 03/03/30)	1,005	1,026,210
2.40%, 02/22/23 (Call 01/22/23)	482	506,005
2.50%, 11/29/22 (Call 08/29/22)	1,104	1,153,907
2.50%, 06/03/50 (Call 12/03/49)	1,265	1,284,871
2.70%, 06/03/60 (Call 12/03/59)	920	949,900
2.80%, 08/22/24 (Call 06/22/24)	731	796,138
3.15%, 08/22/27 (Call 05/22/27)	1,992	2,279,832
3.80%, 12/05/24 (Call 09/05/24)	1,374	1,556,665
3.88%, 08/22/37 (Call 02/22/37)	2,312	2,890,713
4.05%, 08/22/47 (Call 02/22/47)	2,101	2,730,739
4.25%, 08/22/57 (Call 02/22/57)	1,307	1,779,280
4.80%, 12/05/34 (Call 06/05/34)	1,083	1,496,767

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.95%, 12/05/44 (Call 06/05/44)	$781	$1,120,921
5.20%, 12/03/25 (Call 09/03/25)	1,081	1,324,638
Baidu Inc.
2.88%, 07/06/22(a)	665	685,469
3.50%, 11/28/22	600	631,008
3.63%, 07/06/27(a)	205	225,236
3.88%, 09/29/23 (Call 08/29/23)	535	576,947
4.38%, 03/29/28 (Call 12/29/27)	300	345,888
4.88%, 11/14/28 (Call 08/14/28)	220	263,595
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	745	783,456
3.55%, 03/15/28 (Call 12/15/27)	749	835,377
3.60%, 06/01/26 (Call 03/01/26)	741	831,869
3.65%, 03/15/25 (Call 12/15/24)	320	355,284
4.10%, 04/13/25 (Call 03/13/25)	99	112,337
4.50%, 04/13/27 (Call 02/13/27)	70	82,463
4.63%, 04/13/30 (Call 01/13/30)	1,540	1,860,850
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	535	558,924
3.80%, 08/24/27 (Call 05/24/27)(a)	589	658,511
4.50%, 06/20/28 (Call 03/20/28)	120	139,858
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	149	156,298
2.60%, 07/15/22 (Call 04/15/22)	1,237	1,279,310
2.70%, 03/11/30 (Call 12/11/29)	307	326,364
2.75%, 01/30/23 (Call 12/30/22)	1,350	1,417,715
3.45%, 08/01/24 (Call 05/01/24)	1,162	1,276,143
3.60%, 06/05/27 (Call 03/05/27)	143	161,608
3.80%, 03/09/22 (Call 02/09/22)	495	518,785
4.00%, 07/15/42 (Call 01/15/42)	489	546,901
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	627	593,743
3.80%, 02/15/28 (Call 11/15/27)	124	123,893
4.50%, 08/15/24 (Call 05/15/24)	564	592,685
5.00%, 02/15/26 (Call 11/15/25)	208	219,065
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	1,270	1,389,644
3.88%, 04/29/26	225	250,870
4.13%, 01/14/50	25	28,695
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(b)	1,500	1,632,399
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	225	259,641
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)(a)	382	428,986
2.95%, 04/01/22 (Call 02/01/22)	760	788,557
3.30%, 04/01/27 (Call 01/01/27)	750	847,641
3.63%, 04/01/25 (Call 01/01/25)	82	92,243
3.75%, 04/01/24 (Call 03/01/24)	295	327,768
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	200	204,500
2.39%, 06/03/30 (Call 03/03/30)(b)	1,500	1,556,207
2.99%, 01/19/23 (Call 12/19/22)(a)(b)	660	689,260
3.24%, 06/03/50 (Call 12/03/49)(b)	1,400	1,484,784
3.28%, 04/11/24 (Call 03/11/24)(b)	1,000	1,069,393
3.29%, 06/03/60 (Call 12/03/59)(b)	500	534,485
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	1,100	1,224,177
3.93%, 01/19/38 (Call 07/19/37)(b)	200	229,592
3.98%, 04/11/29 (Call 01/11/29)(b)	2,000	2,307,981
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	500	652,305

		66,832,979

Security	Par (000)	Value

Iron & Steel — 0.3%
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(b)	$125	$137,656
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	1,000	1,049,060
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	109	114,376
2.70%, 06/01/30 (Call 03/01/30)	100	107,706
3.95%, 05/01/28 (Call 02/01/28)(a)	535	624,168
4.00%, 08/01/23 (Call 05/01/23)	975	1,063,202
4.13%, 09/15/22 (Call 06/15/22)	1,436	1,532,268
4.40%, 05/01/48 (Call 11/01/47)	415	529,228
5.20%, 08/01/43 (Call 02/01/43)	276	362,127
6.40%, 12/01/37(a)	462	662,426
POSCO
2.38%, 01/17/23(b)	200	204,908
4.00%, 08/01/23(b)	200	215,504
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	507	547,145
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	577	611,306
3.25%, 01/15/31 (Call 10/15/30)	85	91,391
3.45%, 04/15/30 (Call 01/15/30)	415	456,047
4.13%, 09/15/25 (Call 10/01/20)(a)	97	99,227
5.00%, 12/15/26 (Call 12/15/21)	1,030	1,101,743
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	38	39,919
6.25%, 08/10/26	1,667	1,981,229
6.88%, 11/21/36	1,025	1,361,569
6.88%, 11/10/39	705	950,869

		13,843,074

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	730	783,440
4.63%, 07/28/45 (Call 01/28/45)	120	130,900

		914,340

Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	241	252,782
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	464	471,347
4.38%, 09/15/28 (Call 06/15/28)	446	458,595
4.85%, 03/15/26 (Call 12/15/25)	407	434,679
5.38%, 04/23/25 (Call 03/23/25)	177	193,564
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(a)	665	661,455
3.20%, 08/08/24 (Call 07/08/24)	1,087	1,100,923
3.50%, 08/18/26 (Call 06/18/26)	950	969,130
3.90%, 08/08/29 (Call 05/08/29)	732	740,442
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	520	532,988
3.75%, 03/15/25 (Call 12/15/24)	510	528,765
3.75%, 10/01/25 (Call 07/01/25)	280	288,582
4.50%, 10/01/34 (Call 04/01/34)	378	386,291
4.63%, 06/15/30 (Call 03/15/30)	15	16,441
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	365	386,735
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	214	240,325
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	101,985
Series R, 3.13%, 06/15/26 (Call 03/15/26)	401	402,568
Series X, 4.00%, 04/15/28 (Call 01/15/28)	428	437,797
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	45	47,660

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	$1,035	$1,107,264
5.13%, 08/08/25 (Call 06/08/25)	300	332,058
5.40%, 08/08/28 (Call 05/08/28)	700	793,100

		10,885,476

Machinery — 1.1%
ABB Finance USA Inc.
2.88%, 05/08/22	1,061	1,103,237
3.38%, 04/03/23 (Call 03/03/23)	657	703,911
3.80%, 04/03/28 (Call 01/03/28)	1,153	1,365,860
4.38%, 05/08/42	400	513,021
Caterpillar Financial Services Corp.
0.65%, 07/07/23	89	89,622
1.45%, 05/15/25	265	274,425
1.90%, 09/06/22	723	745,537
1.93%, 10/01/21	670	681,796
1.95%, 11/18/22	237	245,085
2.15%, 11/08/24	633	673,435
2.40%, 06/06/22	1,015	1,052,764
2.55%, 11/29/22	584	612,414
2.63%, 03/01/23	80	84,430
2.85%, 06/01/22	175	182,677
2.85%, 05/17/24	1,394	1,505,708
2.95%, 02/26/22	790	821,422
3.15%, 09/07/21	185	190,327
3.25%, 12/01/24	446	493,511
3.30%, 06/09/24	670	736,370
3.45%, 05/15/23	596	644,585
3.65%, 12/07/23	615	678,044
3.75%, 11/24/23	1,060	1,172,146
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	812	840,542
2.60%, 09/19/29 (Call 06/19/29)(a)	421	462,755
2.60%, 04/09/30 (Call 01/09/30)	140	153,732
3.25%, 09/19/49 (Call 03/19/49)	672	756,765
3.25%, 04/09/50 (Call 10/09/49)	1,315	1,489,854
3.40%, 05/15/24 (Call 02/15/24)	1,757	1,929,827
3.80%, 08/15/42	617	759,112
4.30%, 05/15/44 (Call 11/15/43)	244	312,649
4.75%, 05/15/64 (Call 11/15/63)	625	892,373
5.20%, 05/27/41	525	728,181
5.30%, 09/15/35	340	468,560
6.05%, 08/15/36	10	14,459
CNH Industrial Capital LLC
1.95%, 07/02/23	115	116,791
4.20%, 01/15/24(a)	37	39,821
4.38%, 04/05/22	971	1,019,443
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	154	166,888
4.50%, 08/15/23	798	858,189
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	100	105,190
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	613	635,258
2.75%, 04/15/25 (Call 03/15/25)	54	59,109
2.88%, 09/07/49 (Call 03/07/49)(a)	205	223,183
3.10%, 04/15/30 (Call 01/15/30)	525	600,914
3.75%, 04/15/50 (Call 10/15/49)	795	974,375
3.90%, 06/09/42 (Call 12/09/41)(a)	497	635,690
5.38%, 10/16/29(a)	371	490,938
7.13%, 03/03/31	20	29,347

Security	Par (000)	Value

Machinery (continued)
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	$238	$256,262
3.15%, 11/15/25 (Call 08/15/25)(a)	205	226,418
5.38%, 10/15/35	403	541,453
5.38%, 03/01/41 (Call 12/01/40)	292	376,976
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	550	574,762
John Deere Capital Corp.
0.70%, 07/05/23	31	31,305
1.20%, 04/06/23	145	148,212
1.75%, 03/09/27	225	235,519
1.95%, 06/13/22	790	813,649
2.05%, 01/09/25(a)	597	632,856
2.15%, 09/08/22	827	857,221
2.25%, 09/14/26	805	873,182
2.45%, 01/09/30(a)	979	1,066,112
2.60%, 03/07/24	782	837,267
2.65%, 01/06/22	305	315,031
2.65%, 06/24/24	1,052	1,133,284
2.65%, 06/10/26	633	701,669
2.70%, 01/06/23	212	223,861
2.75%, 03/15/22	845	876,289
2.80%, 01/27/23	635	670,993
2.80%, 03/06/23	1,027	1,091,502
2.80%, 09/08/27	835	932,399
2.80%, 07/18/29	1,061	1,189,383
2.95%, 04/01/22	280	291,644
3.05%, 01/06/28	15	16,857
3.13%, 09/10/21	110	113,240
3.15%, 10/15/21	170	175,632
3.20%, 01/10/22	200	208,028
3.35%, 06/12/24	447	494,057
3.40%, 09/11/25(a)	50	56,469
3.45%, 06/07/23	151	163,601
3.45%, 01/10/24(a)	311	340,701
3.45%, 03/13/25	645	726,573
3.45%, 03/07/29	858	1,002,018
3.65%, 10/12/23	686	753,973
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	100	105,508
4.55%, 04/15/28 (Call 01/15/28)(a)	60	64,459
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	325	369,661
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	454	479,342
2.29%, 04/05/27 (Call 02/05/27)(b)	60	63,756
2.57%, 02/15/30 (Call 11/15/29)(b)	803	857,878
3.11%, 02/15/40 (Call 08/15/39)(b)	579	621,126
3.36%, 02/15/50 (Call 08/15/49)(b)	615	676,140
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	100	108,375
3.50%, 03/01/29 (Call 12/01/28)(a)	385	445,985
4.20%, 03/01/49 (Call 09/01/48)(a)	405	539,589
6.25%, 12/01/37	267	390,013
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	14	14,740
3.45%, 11/15/26 (Call 08/15/26)	734	776,196
4.38%, 08/15/23 (Call 05/15/23)(a)	520	551,032
4.40%, 03/15/24 (Call 02/15/24)	895	972,735
4.95%, 09/15/28 (Call 06/15/28)(a)	1,034	1,189,015

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Xylem Inc.
3.25%, 11/01/26 (Call 08/01/26)	$425	$476,853
4.38%, 11/01/46 (Call 05/01/46)	230	267,403
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	18	18,794
2.25%, 01/30/31 (Call 10/30/30)	300	317,800

		57,589,070

Manufacturing — 1.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	246	249,228
1.75%, 02/14/23 (Call 01/14/23)	481	496,824
2.00%, 06/26/22	1,058	1,090,849
2.00%, 02/14/25 (Call 01/14/25)	843	893,778
2.25%, 03/15/23 (Call 02/15/23)	1,185	1,240,052
2.25%, 09/19/26 (Call 06/19/26)(a)	551	598,612
2.38%, 08/26/29 (Call 05/26/29)	295	318,682
2.65%, 04/15/25 (Call 03/15/25)	424	461,318
2.75%, 03/01/22 (Call 02/01/22)	365	378,310
2.88%, 10/15/27 (Call 07/15/27)(a)	695	781,597
3.00%, 08/07/25	702	782,657
3.05%, 04/15/30 (Call 01/15/30)	75	85,493
3.13%, 09/19/46 (Call 03/19/46)	490	538,980
3.25%, 02/14/24 (Call 01/14/24)	1,570	1,713,774
3.25%, 08/26/49 (Call 02/26/49)	721	821,146
3.38%, 03/01/29 (Call 12/01/28)	1,270	1,464,125
3.63%, 09/14/28 (Call 06/14/28)	574	671,443
3.63%, 10/15/47 (Call 04/15/47)	905	1,058,424
3.70%, 04/15/50 (Call 10/15/49)	170	206,569
4.00%, 09/14/48 (Call 03/14/48)	565	715,696
5.70%, 03/15/37	355	518,395
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	374	408,546
3.75%, 11/15/22 (Call 08/15/22)	557	585,243
3.75%, 12/01/27 (Call 09/01/27)	590	663,875
Eaton Corp.
2.75%, 11/02/22	1,411	1,481,582
3.10%, 09/15/27 (Call 06/15/27)	210	233,780
3.92%, 09/15/47 (Call 03/15/47)	150	179,975
4.00%, 11/02/32(a)	807	973,262
4.15%, 11/02/42	535	668,595
General Electric Co.
2.70%, 10/09/22	1,203	1,257,810
3.10%, 01/09/23	857	903,542
3.15%, 09/07/22	913	958,027
3.38%, 03/11/24	791	852,064
3.45%, 05/15/24 (Call 02/13/24)	279	300,619
3.45%, 05/01/27 (Call 03/01/27)	330	348,661
3.63%, 05/01/30 (Call 02/01/30)	25	25,767
4.13%, 10/09/42	979	984,142
4.25%, 05/01/40 (Call 11/01/39)	346	349,275
4.35%, 05/01/50 (Call 11/01/49)	1,589	1,613,067
4.50%, 03/11/44	626	648,927
5.55%, 01/05/26	30	34,797
5.88%, 01/14/38	2,303	2,659,401
6.15%, 08/07/37	1,051	1,245,670
6.75%, 03/15/32	2,568	3,217,386
6.88%, 01/10/39	1,865	2,376,720
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,154	1,282,655
3.38%, 09/15/21 (Call 06/15/21)	100	102,391

Security	Par (000)	Value

Manufacturing (continued)
3.50%, 03/01/24 (Call 12/01/23)(a)	$401	$440,213
3.90%, 09/01/42 (Call 03/01/42)	985	1,236,177
4.88%, 09/15/41 (Call 03/15/41)	200	275,484
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	87	93,214
3.25%, 03/01/27 (Call 12/01/26)(a)	712	786,335
3.25%, 06/14/29 (Call 03/14/29)	350	395,497
3.30%, 11/21/24 (Call 08/21/24)	122	134,020
3.50%, 09/15/22	28	29,625
4.00%, 06/14/49 (Call 12/14/48)(a)	502	610,472
4.10%, 03/01/47 (Call 09/01/46)	505	612,604
4.20%, 11/21/34 (Call 05/21/34)	520	638,763
4.45%, 11/21/44 (Call 05/21/44)	247	311,188
6.25%, 05/15/38	545	766,032
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	140	157,020
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	850	862,566
2.00%, 09/15/23(b)	100	104,476
2.35%, 10/15/26(b)	300	324,500
2.70%, 03/16/22(b)	325	336,518
2.90%, 05/27/22(a)(b)	1,170	1,220,990
3.25%, 05/27/25(b)	885	989,041
3.30%, 09/15/46(a)(b)	1,105	1,257,395
3.40%, 03/16/27(a)(b)	940	1,053,322
4.20%, 03/16/47(b)	900	1,173,421
4.40%, 05/27/45(b)	635	841,449
6.13%, 08/17/26(b)	100	130,164
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	500	494,568
3.00%, 06/01/30 (Call 03/01/30)	40	42,023
3.38%, 03/01/28 (Call 12/01/27)	25	26,636
3.65%, 03/15/27 (Call 12/15/26)	330	355,411
3.88%, 03/01/25 (Call 12/01/24)	205	221,753
3.90%, 09/17/29 (Call 06/17/29)	189	208,491
4.00%, 03/15/26 (Call 12/15/25)	386	425,656
4.30%, 03/01/24 (Call 12/01/23)	535	576,637
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	139	159,834
4.25%, 06/15/23	1,036	1,145,440
4.30%, 02/21/48 (Call 08/21/47)	25	30,225
5.75%, 06/15/43	519	722,979
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	102	114,507
3.55%, 11/01/24 (Call 08/01/24)	245	271,215
3.80%, 03/21/29 (Call 12/21/28)(a)	519	608,179
4.50%, 03/21/49 (Call 09/21/48)	359	452,153
4.65%, 11/01/44 (Call 05/01/44)	315	387,450

		60,465,374

Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)(a)	1,250	1,316,330
3.70%, 04/01/51 (Call 10/01/50)	835	832,032
3.75%, 02/15/28 (Call 11/15/27)	1,077	1,201,209
4.20%, 03/15/28 (Call 12/15/27)	924	1,058,775
4.46%, 07/23/22 (Call 05/23/22)	1,515	1,614,475
4.50%, 02/01/24 (Call 01/01/24)	905	1,009,045
4.80%, 03/01/50 (Call 09/01/49)	1,842	2,104,857
4.91%, 07/23/25 (Call 04/23/25)	1,938	2,255,234
5.05%, 03/30/29 (Call 12/30/28)	1,156	1,395,870

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.13%, 07/01/49 (Call 01/01/49)	$1,028	$1,208,365
5.38%, 04/01/38 (Call 10/01/37)	561	684,545
5.38%, 05/01/47 (Call 11/01/46)	1,348	1,612,789
5.75%, 04/01/48 (Call 10/01/47)	1,502	1,884,547
6.38%, 10/23/35 (Call 04/23/35)	1,727	2,391,361
6.48%, 10/23/45 (Call 04/23/45)	2,199	3,002,230
6.83%, 10/23/55 (Call 04/23/55)	275	378,834
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	947	1,141,672
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	680	676,563
1.95%, 01/15/31 (Call 10/15/30)	425	437,895
2.35%, 01/15/27 (Call 10/15/26)(a)	1,295	1,392,150
2.45%, 08/15/52 (Call 02/15/52)	700	670,598
2.65%, 02/01/30 (Call 11/01/29)	653	713,619
2.65%, 08/15/62 (Call 02/15/62)	800	772,865
2.75%, 03/01/23 (Call 09/10/20)	1,133	1,198,426
2.80%, 01/15/51 (Call 07/15/50)	695	703,692
3.00%, 02/01/24 (Call 01/01/24)	1,917	2,072,460
3.10%, 04/01/25 (Call 03/01/25)	280	309,871
3.13%, 07/15/22	969	1,018,337
3.15%, 03/01/26 (Call 12/01/25)	1,146	1,285,730
3.15%, 02/15/28 (Call 11/15/27)	1,092	1,238,297
3.20%, 07/15/36 (Call 01/15/36)(a)	930	1,047,522
3.25%, 11/01/39 (Call 05/01/39)	678	752,566
3.30%, 02/01/27 (Call 11/01/26)	280	316,042
3.30%, 04/01/27 (Call 02/01/27)	10	11,387
3.38%, 02/15/25 (Call 11/15/24)	693	772,372
3.38%, 08/15/25 (Call 05/15/25)	1,262	1,412,588
3.40%, 04/01/30 (Call 01/01/30)	590	680,494
3.40%, 07/15/46 (Call 01/15/46)	1,036	1,150,868
3.45%, 02/01/50 (Call 08/01/49)(a)	720	811,714
3.55%, 05/01/28 (Call 02/01/28)(a)	800	928,790
3.60%, 03/01/24	636	704,941
3.70%, 04/15/24 (Call 03/15/24)	1,396	1,550,372
3.75%, 04/01/40 (Call 10/01/39)	320	379,029
3.90%, 03/01/38 (Call 09/01/37)	1,157	1,386,395
3.95%, 10/15/25 (Call 08/15/25)	2,125	2,450,680
3.97%, 11/01/47 (Call 05/01/47)	1,605	1,928,481
4.00%, 08/15/47 (Call 02/15/47)	693	839,629
4.00%, 03/01/48 (Call 09/01/47)(a)	919	1,114,223
4.00%, 11/01/49 (Call 05/01/49)	1,850	2,248,509
4.05%, 11/01/52 (Call 05/01/52)	1,004	1,226,140
4.15%, 10/15/28 (Call 07/15/28)	2,225	2,698,307
4.20%, 08/15/34 (Call 02/15/34)	536	668,579
4.25%, 10/15/30 (Call 07/15/30)	1,484	1,835,722
4.25%, 01/15/33	794	992,479
4.40%, 08/15/35 (Call 02/15/35)	1,404	1,792,881
4.50%, 01/15/43	535	677,989
4.60%, 10/15/38 (Call 04/15/38)	1,762	2,267,019
4.60%, 08/15/45 (Call 02/15/45)	979	1,269,991
4.65%, 07/15/42	837	1,083,411
4.70%, 10/15/48 (Call 04/15/48)(a)	1,955	2,629,414
4.75%, 03/01/44	442	585,506
4.95%, 10/15/58 (Call 04/15/58)	1,345	1,939,033
5.65%, 06/15/35	988	1,408,632
6.40%, 05/15/38(a)	625	941,428
6.40%, 03/01/40	115	176,541
6.45%, 03/15/37	725	1,093,511
6.50%, 11/15/35	580	888,638

Security	Par (000)	Value

Media (continued)
6.55%, 07/01/39	$100	$155,884
6.95%, 08/15/37	690	1,090,852
7.05%, 03/15/33	415	635,476
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	347	366,672
3.15%, 08/15/24 (Call 06/15/24)(b)	225	244,024
3.25%, 12/15/22(b)	1,588	1,678,887
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	790	881,010
3.50%, 08/15/27 (Call 05/15/27)(b)	1,051	1,183,029
4.50%, 06/30/43 (Call 12/30/42)(a)(b)	255	310,093
4.60%, 08/15/47 (Call 02/15/47)(b)	548	686,695
4.70%, 12/15/42(a)(b)	785	985,048
4.80%, 02/01/35 (Call 08/01/34)(b)	199	250,160
6.45%, 12/01/36(a)(b)	75	104,669
8.38%, 03/01/39(b)	250	412,337
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	135	142,736
3.45%, 03/15/25 (Call 12/15/24)	370	407,570
3.63%, 05/15/30 (Call 02/15/30)	42	46,538
3.80%, 03/13/24 (Call 01/13/24)	100	109,361
3.90%, 11/15/24 (Call 08/15/24)	870	967,787
3.95%, 06/15/25 (Call 03/15/25)(a)	525	593,262
3.95%, 03/20/28 (Call 12/20/27)	931	1,054,245
4.13%, 05/15/29 (Call 02/15/29)(a)	537	614,413
4.65%, 05/15/50 (Call 11/15/49)	55	63,134
4.88%, 04/01/43	595	676,025
4.90%, 03/11/26 (Call 12/11/25)	831	975,876
4.95%, 05/15/42	615	719,115
5.00%, 09/20/37 (Call 03/20/37)	929	1,098,486
5.20%, 09/20/47 (Call 03/20/47)	604	724,441
5.30%, 05/15/49 (Call 11/15/48)	885	1,087,922
6.35%, 06/01/40	924	1,242,958
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)(a)	75	82,169
3.50%, 04/08/30 (Call 01/08/30)(a)	278	314,312
3.67%, 01/25/22	525	548,225
4.03%, 01/25/24 (Call 12/25/23)	904	998,693
4.71%, 01/25/29 (Call 10/25/28)	1,494	1,794,914
5.48%, 01/25/39 (Call 07/25/38)	1,307	1,733,283
5.58%, 01/25/49 (Call 07/25/48)	455	624,350
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	200	223,951
5.00%, 05/13/45 (Call 11/13/44)(a)	400	451,824
5.25%, 05/24/49 (Call 11/24/48)	800	946,032
6.13%, 01/31/46 (Call 07/31/45)(a)	400	521,052
6.63%, 03/18/25	540	648,956
6.63%, 01/15/40	160	210,760
NBCUniversal Media LLC
2.88%, 01/15/23	1,166	1,234,691
4.45%, 01/15/43	840	1,063,992
5.95%, 04/01/41	510	760,341
6.40%, 04/30/40	25	38,057
Sky Ltd.
3.13%, 11/26/22(b)	101	106,970
3.75%, 09/16/24(b)	1,360	1,526,476
TCI Communications Inc., 7.13%, 02/15/28	453	630,054
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	942	1,047,331
4.30%, 11/23/23 (Call 08/23/23)	443	487,033
5.50%, 08/15/35	35	46,350

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.65%, 11/23/43 (Call 05/23/43)	$360	$480,327
5.85%, 04/15/40	299	400,746
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	362	370,395
4.50%, 09/15/42 (Call 03/15/42)	704	788,888
5.50%, 09/01/41 (Call 03/01/41)	1,039	1,276,257
5.88%, 11/15/40 (Call 05/15/40)	792	1,007,508
6.55%, 05/01/37	862	1,161,038
6.75%, 06/15/39	1,017	1,414,833
7.30%, 07/01/38	820	1,172,612
Time Warner Entertainment Co. LP
8.38%, 03/15/23	576	684,901
8.38%, 07/15/33	1,069	1,663,470
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,364	1,435,597
2.35%, 12/01/22	1,090	1,136,890
2.45%, 03/04/22	705	727,732
2.55%, 02/15/22	380	392,194
2.95%, 06/15/27(a)	405	449,580
3.00%, 02/13/26	509	565,804
3.00%, 07/30/46(a)	485	501,448
3.15%, 09/17/25	355	395,974
3.70%, 12/01/42	678	771,770
4.13%, 06/01/44	955	1,159,073
4.38%, 08/16/41	645	789,659
Series B, 7.00%, 03/01/32	454	685,204
Series E, 4.13%, 12/01/41	268	319,550
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)(a)	1,090	1,177,386
3.38%, 02/15/28 (Call 11/15/27)	278	306,308
3.50%, 01/15/25 (Call 10/15/24)	982	1,083,527
3.70%, 08/15/24 (Call 05/15/24)	120	131,666
3.70%, 06/01/28 (Call 03/01/28)	670	742,206
3.88%, 04/01/24 (Call 01/01/24)	714	779,504
4.00%, 01/15/26 (Call 10/15/25)	726	820,041
4.20%, 06/01/29 (Call 03/01/29)(a)	150	172,344
4.20%, 05/19/32 (Call 02/19/32)	185	210,610
4.25%, 09/01/23 (Call 06/01/23)	14	15,356
4.38%, 03/15/43	1,169	1,246,355
4.60%, 01/15/45 (Call 07/15/44)	515	561,637
4.75%, 05/15/25 (Call 04/15/25)	88	101,554
4.85%, 07/01/42 (Call 01/01/42)	359	402,207
4.90%, 08/15/44 (Call 02/15/44)	476	536,567
4.95%, 01/15/31 (Call 10/15/30)	1,115	1,332,576
4.95%, 05/19/50 (Call 11/19/49)	100	116,640
5.25%, 04/01/44 (Call 10/01/43)	316	369,123
5.50%, 05/15/33	408	486,006
5.85%, 09/01/43 (Call 03/01/43)	920	1,150,352
5.90%, 10/15/40 (Call 04/15/40)	25	31,138
6.88%, 04/30/36	749	1,022,890
7.88%, 07/30/30	314	454,463
Walt Disney Co. (The)
1.65%, 09/01/22	824	844,673
1.75%, 08/30/24 (Call 07/30/24)	972	1,012,179
1.75%, 01/13/26	1,325	1,381,757
2.00%, 09/01/29 (Call 06/01/29)(a)	1,013	1,054,635
2.20%, 01/13/28	142	150,261
2.65%, 01/13/31	1,785	1,934,234
2.75%, 09/01/49 (Call 03/01/49)	1,497	1,476,712
3.00%, 09/15/22	1,027	1,081,004

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25(a)	$824	$917,458
3.38%, 11/15/26 (Call 08/15/26)	672	763,289
3.50%, 05/13/40 (Call 11/13/39)	357	400,258
3.60%, 01/13/51 (Call 07/13/50)	1,845	2,104,540
3.70%, 09/15/24 (Call 06/15/24)	636	706,909
3.70%, 10/15/25 (Call 07/15/25)	526	598,523
3.70%, 03/23/27	450	520,470
3.80%, 03/22/30(a)	1,151	1,371,278
3.80%, 05/13/60 (Call 11/13/59)	1,085	1,274,337
4.00%, 10/01/23	743	817,895
4.63%, 03/23/40 (Call 09/23/39)	145	184,312
4.70%, 03/23/50 (Call 09/23/49)(a)	785	1,043,111
4.75%, 09/15/44 (Call 03/15/44)	669	852,469
4.75%, 11/15/46 (Call 05/15/46)(a)	482	618,527
4.95%, 10/15/45 (Call 04/15/45)(a)	200	264,216
5.40%, 10/01/43	493	682,586
6.15%, 02/15/41(a)	150	220,184
6.20%, 12/15/34	786	1,156,376
6.40%, 12/15/35	501	754,491
6.55%, 03/15/33	115	169,436
6.65%, 11/15/37	1,080	1,638,443
7.75%, 12/01/45	34	58,502

		176,847,988

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	1,268	1,326,446
3.25%, 06/15/25 (Call 03/15/25)	1,276	1,427,321
3.90%, 01/15/43 (Call 07/15/42)	155	179,131
4.20%, 06/15/35 (Call 12/15/34)	125	154,668
4.38%, 06/15/45 (Call 12/15/44)	295	368,811
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	420	463,269
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	472,120
5.25%, 10/01/54 (Call 04/01/54)	35	37,320
Worthington Industries Inc., 4.55%, 04/15/26	115	128,921

		4,558,007

Mining — 1.2%
Anglo American Capital PLC
3.63%, 09/11/24(b)	316	340,035
3.75%, 04/10/22(a)(b)	375	388,609
4.00%, 09/11/27(b)	560	617,413
4.13%, 09/27/22(b)	200	210,840
4.50%, 03/15/28 (Call 12/15/27)(b)	225	255,544
4.75%, 04/10/27(b)	995	1,143,425
4.88%, 05/14/25(b)	1,577	1,790,398
Barrick Gold Corp.
5.25%, 04/01/42	744	1,021,879
6.45%, 10/15/35	320	445,840
Barrick North America Finance LLC
5.70%, 05/30/41	415	586,010
5.75%, 05/01/43	780	1,139,554
7.50%, 09/15/38	390	574,343
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	403	576,505
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	590	611,105
3.25%, 11/21/21(a)	25	25,938
3.85%, 09/30/23	691	762,380
4.13%, 02/24/42	930	1,177,084
5.00%, 09/30/43	1,251	1,778,427

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.75%, 10/19/75 (Call 10/20/25)(b)(d)	$1,100	$1,314,335
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	1,455	1,532,081
3.15%, 01/14/30 (Call 10/14/29)(b)	1,000	1,057,500
3.63%, 08/01/27 (Call 05/01/27)(b)	1,000	1,092,764
3.70%, 01/30/50 (Call 07/30/49)(b)	1,170	1,254,027
3.75%, 01/15/31 (Call 10/15/30)(b)	250	277,500
4.25%, 07/17/42(b)	400	455,364
4.38%, 02/05/49 (Call 08/05/48)(b)	1,070	1,278,028
4.50%, 09/16/25(b)	600	674,903
4.50%, 08/01/47 (Call 02/01/47)(b)	1,130	1,363,753
4.88%, 11/04/44(a)(b)	712	897,141
5.63%, 09/21/35(b)	184	238,364
Glencore Canada Corp., 6.20%, 06/15/35	365	451,646
Glencore Finance Canada Ltd.
4.25%, 10/25/22(a)(b)	922	980,630
4.95%, 11/15/21(b)	925	966,596
5.55%, 10/25/42(a)(b)	568	664,249
6.00%, 11/15/41(b)	575	683,241
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	505	522,438
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	250	272,420
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	850	933,365
4.13%, 05/30/23(b)	766	823,930
4.13%, 03/12/24 (Call 02/12/24)(b)	1,025	1,114,544
4.63%, 04/29/24(b)	827	917,356
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	560	661,111
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,000	1,095,244
5.45%, 05/15/30 (Call 02/15/30)(b)	1,000	1,170,000
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	255	310,781
6.53%, 11/15/28(b)	383	473,005
6.76%, 11/15/48(a)(b)	709	935,880
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)(b)	400	434,000
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	840	959,190
5.13%, 09/01/21 (Call 06/01/21)	600	619,692
5.95%, 03/15/24 (Call 12/15/23)	729	836,069
6.88%, 09/01/41 (Call 03/01/41)(a)	225	294,676
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	600	653,250
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	500	505,944
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)(b)	1,500	1,657,225
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	722	856,665
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	381	398,007
2.80%, 10/01/29 (Call 07/01/29)	770	836,623
3.70%, 03/15/23 (Call 12/15/22)	88	92,710
4.88%, 03/15/42 (Call 09/15/41)	210	284,291
5.45%, 06/09/44 (Call 12/09/43)	625	880,426
5.88%, 04/01/35	660	957,232
6.25%, 10/01/39	522	764,753
Rio Tinto Alcan Inc., 6.13%, 12/15/33	618	908,266
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,841	2,084,903
5.20%, 11/02/40(a)	538	771,916
7.13%, 07/15/28	480	680,095

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	$761	$970,425
4.75%, 03/22/42 (Call 09/22/41)	199	270,915
Southern Copper Corp.
3.50%, 11/08/22	185	194,636
3.88%, 04/23/25	789	869,845
5.25%, 11/08/42	865	1,105,458
5.88%, 04/23/45	1,004	1,393,241
6.75%, 04/16/40	360	519,421
7.50%, 07/27/35	600	894,035
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	120	119,563
5.40%, 02/01/43 (Call 08/01/42)	359	371,761
6.00%, 08/15/40 (Call 02/15/40)	512	555,056
6.13%, 10/01/35	410	484,423
6.25%, 07/15/41 (Call 01/15/41)	702	787,900
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	216	234,648

		62,104,785

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	1,065	1,156,632

Oil & Gas — 5.5%
Aker BP ASA
3.00%, 01/15/25 (Call 12/15/24)(b)	57	57,600
3.75%, 01/15/30 (Call 10/15/29)(b)	215	214,102
4.75%, 06/15/24 (Call 06/15/21)(b)	500	514,973
BG Energy Capital PLC, 4.00%, 10/15/21(b)	1,290	1,337,180
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	205	203,949
2.52%, 09/19/22 (Call 08/19/22)	741	770,537
2.75%, 05/10/23	846	898,610
2.77%, 11/10/50 (Call 05/10/50)	700	662,438
2.94%, 04/06/23	40	42,449
3.00%, 02/24/50 (Call 08/24/49)	1,080	1,063,647
3.02%, 01/16/27 (Call 10/16/26)	799	876,823
3.12%, 05/04/26 (Call 02/04/26)	1,224	1,358,521
3.19%, 04/06/25 (Call 03/06/25)	444	489,250
3.22%, 11/28/23 (Call 09/28/23)	1,196	1,289,282
3.22%, 04/14/24 (Call 02/14/24)	1,055	1,140,891
3.25%, 05/06/22	892	936,671
3.41%, 02/11/26 (Call 12/11/25)	371	415,272
3.59%, 04/14/27 (Call 01/14/27)	528	593,726
3.63%, 04/06/30 (Call 01/06/30)	1,020	1,173,781
3.79%, 02/06/24 (Call 01/06/24)	125	137,292
3.80%, 09/21/25 (Call 07/21/25)	1,945	2,211,667
3.94%, 09/21/28 (Call 06/21/28)	834	976,335
4.23%, 11/06/28 (Call 08/06/28)	902	1,075,587
BP Capital Markets PLC
2.50%, 11/06/22	732	763,690
2.75%, 05/10/23(a)	254	267,755
3.06%, 03/17/22	655	682,329
3.12%, 05/04/26 (Call 02/04/26)	636	694,970
3.25%, 05/06/22	80	83,592
3.28%, 09/19/27 (Call 06/19/27)	684	764,191
3.51%, 03/17/25	966	1,080,002
3.54%, 11/04/24	502	556,508
3.56%, 11/01/21	455	471,947
3.72%, 11/28/28 (Call 08/28/28)	860	990,761
3.81%, 02/10/24	1,347	1,485,849
3.99%, 09/26/23	315	347,501

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.38%, (Call 06/22/25)(d)(e)	$1,605	$1,685,250
Burlington Resources LLC
5.95%, 10/15/36	523	732,170
7.20%, 08/15/31	280	406,161
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	14	14,352
2.95%, 01/15/23 (Call 12/15/22)	309	321,881
2.95%, 07/15/30 (Call 04/15/30)	505	516,111
3.45%, 11/15/21 (Call 08/15/21)	890	912,493
3.80%, 04/15/24 (Call 01/15/24)	590	636,839
3.85%, 06/01/27 (Call 03/01/27)(a)	723	781,459
3.90%, 02/01/25 (Call 11/01/24)	783	853,084
4.95%, 06/01/47 (Call 12/01/46)	676	788,002
5.85%, 02/01/35	210	258,975
6.25%, 03/15/38	672	843,567
6.45%, 06/30/33	345	435,948
6.50%, 02/15/37	300	380,081
6.75%, 02/01/39	528	684,404
7.20%, 01/15/32	25	33,109
Chevron Corp.
1.14%, 05/11/23	230	234,837
1.55%, 05/11/25 (Call 04/11/25)	1,630	1,697,254
2.00%, 05/11/27 (Call 03/11/27)	200	211,945
2.24%, 05/11/30 (Call 02/11/30)	320	341,716
2.36%, 12/05/22 (Call 09/05/22)	1,493	1,553,465
2.41%, 03/03/22 (Call 01/03/22)	583	599,962
2.50%, 03/03/22 (Call 02/03/22)	739	762,214
2.57%, 05/16/23 (Call 03/16/23)	921	974,468
2.90%, 03/03/24 (Call 01/03/24)	808	870,330
2.95%, 05/16/26 (Call 02/16/26)	1,497	1,666,949
2.98%, 05/11/40 (Call 11/11/39)	145	156,995
3.08%, 05/11/50 (Call 11/11/49)	436	473,471
3.19%, 06/24/23 (Call 03/24/23)	1,395	1,494,642
3.33%, 11/17/25 (Call 08/17/25)	730	826,130
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	345	345,904
1.02%, 08/12/27 (Call 06/12/27)	300	299,463
2.34%, 08/12/50 (Call 02/12/50)	500	476,737
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	674	694,456
4.38%, 06/01/24 (Call 03/01/24)	607	653,096
4.38%, 03/15/29 (Call 12/15/28)	782	834,900
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	200	221,008
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	500	674,265
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	1,055	1,104,370
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	975	1,046,117
3.00%, 05/09/23	1,930	2,030,321
3.30%, 09/30/49 (Call 03/30/49)	500	543,385
4.25%, 05/09/43	450	550,134
CNOOC Finance 2014 ULC
4.25%, 04/30/24	674	747,318
4.88%, 04/30/44	585	781,344
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(a)	330	405,019
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	250	275,855
4.38%, 05/02/28	1,030	1,211,053
CNOOC Petroleum North America ULC 5.88%, 03/10/35	610	873,244

Security	Par (000)	Value

Oil & Gas (continued)
6.40%, 05/15/37	$212	$309,560
7.50%, 07/30/39	658	1,098,692
7.88%, 03/15/32	539	840,490
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	1,400	1,484,869
Concho Resources Inc.
2.40%, 02/15/31 (Call 11/15/30)	75	73,396
3.75%, 10/01/27 (Call 07/01/27)	889	976,042
4.30%, 08/15/28 (Call 05/15/28)	682	770,400
4.38%, 01/15/25 (Call 09/09/20)	420	434,008
4.85%, 08/15/48 (Call 02/15/48)	651	753,522
4.88%, 10/01/47 (Call 04/01/47)	425	493,143
Conoco Funding Co., 7.25%, 10/15/31	620	925,497
ConocoPhillips
5.90%, 10/15/32	520	721,039
5.90%, 05/15/38	1,094	1,553,825
6.50%, 02/01/39	1,620	2,453,591
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	113	117,657
3.35%, 11/15/24 (Call 08/15/24)	235	259,125
4.30%, 11/15/44 (Call 05/15/44)	705	897,686
4.95%, 03/15/26 (Call 12/15/25)	503	606,164
5.95%, 03/15/46 (Call 09/15/45)	459	696,569
6.95%, 04/15/29	1,548	2,164,678
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	131	130,326
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	665	644,123
5.00%, 06/15/45 (Call 12/15/44)	676	677,187
5.60%, 07/15/41 (Call 01/15/41)	695	735,510
5.85%, 12/15/25 (Call 09/15/25)	1,103	1,265,570
7.88%, 09/30/31	35	46,014
7.95%, 04/15/32	145	188,391
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	718	739,934
3.25%, 12/01/26 (Call 10/01/26)	472	484,328
3.50%, 12/01/29 (Call 09/01/29)	1,025	1,043,648
4.75%, 05/31/25 (Call 04/30/25)	124	136,104
5.38%, 05/31/25 (Call 10/01/20)	334	347,860
Ecopetrol SA
4.13%, 01/16/25	1,084	1,138,200
5.38%, 06/26/26 (Call 03/26/26)	1,183	1,314,313
5.88%, 09/18/23	1,155	1,282,050
5.88%, 05/28/45	1,476	1,674,965
6.88%, 04/29/30 (Call 01/29/30)	1,465	1,767,435
7.38%, 09/18/43(a)	402	518,580
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	260	277,860
4.50%, 09/14/47 (Call 03/14/47)(a)(b)	565	621,883
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	355	398,841
5.70%, 10/01/40(b)	205	243,086
Series X-R, 4.00%, 09/12/23(b)	1,087	1,176,351
Series X-R, 4.75%, 09/12/28(b)	1,330	1,538,712
Eni USA Inc., 7.30%, 11/15/27	70	89,979
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	770	809,915
3.15%, 04/01/25 (Call 01/01/25)	425	468,443
3.90%, 04/01/35 (Call 10/01/34)	701	824,621
4.15%, 01/15/26 (Call 10/15/25)	706	817,841
4.38%, 04/15/30 (Call 01/15/30)	130	155,804
4.95%, 04/15/50 (Call 10/15/49)	545	697,264

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	$918	$961,982
2.38%, 05/22/30 (Call 02/22/30)	928	986,804
2.45%, 01/17/23(a)	743	778,395
2.65%, 01/15/24	1,163	1,246,513
2.75%, 11/10/21	375	386,675
2.88%, 04/06/25 (Call 03/06/25)(a)	220	241,262
3.00%, 04/06/27 (Call 02/06/27)	915	1,017,727
3.13%, 04/06/30 (Call 01/06/30)	987	1,112,165
3.15%, 01/23/22	596	619,240
3.25%, 11/10/24	718	796,909
3.25%, 11/18/49 (Call 05/18/49)	903	973,442
3.63%, 09/10/28 (Call 06/10/28)	754	883,362
3.63%, 04/06/40 (Call 10/06/39)	344	396,819
3.70%, 03/01/24	466	518,022
3.70%, 04/06/50 (Call 10/06/49)	494	576,115
3.95%, 05/15/43	515	600,093
4.25%, 11/23/41	898	1,102,122
4.80%, 11/08/43	843	1,107,697
5.10%, 08/17/40	507	690,324
6.80%, 01/15/28(a)	275	372,028
7.25%, 09/23/27	609	831,431
Exxon Mobil Corp.
1.57%, 04/15/23	1,660	1,712,766
1.90%, 08/16/22	582	601,415
2.02%, 08/16/24 (Call 07/16/24)	1,091	1,155,925
2.28%, 08/16/26 (Call 06/16/26)	185	201,066
2.44%, 08/16/29 (Call 05/16/29)	532	575,930
2.61%, 10/15/30 (Call 07/15/30)	1,840	2,001,445
2.71%, 03/06/25 (Call 12/06/24)	912	988,781
2.73%, 03/01/23 (Call 01/01/23)	1,460	1,540,639
2.99%, 03/19/25 (Call 02/19/25)	1,665	1,834,342
3.00%, 08/16/39 (Call 02/16/39)	1,089	1,166,755
3.04%, 03/01/26 (Call 12/01/25)	2,063	2,298,170
3.10%, 08/16/49 (Call 02/16/49)	1,290	1,353,598
3.18%, 03/15/24 (Call 12/15/23)	810	878,426
3.29%, 03/19/27 (Call 01/19/27)	1,025	1,167,054
3.45%, 04/15/51 (Call 10/15/50)	1,877	2,105,003
3.48%, 03/19/30 (Call 12/19/29)	1,247	1,449,622
3.57%, 03/06/45 (Call 09/06/44)	755	844,208
4.11%, 03/01/46 (Call 09/01/45)	1,046	1,266,453
4.23%, 03/19/40 (Call 09/19/39)	341	421,689
4.33%, 03/19/50 (Call 09/19/49)	2,053	2,632,250
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/22(b)	1,400	1,481,368
4.95%, 02/06/28(b)	1,000	1,132,420
7.29%, 08/16/37(b)	1,000	1,451,120
GS Caltex Corp.
3.00%, 06/04/24(b)	200	211,506
3.88%, 06/27/23(b)	200	214,339
Harvest Operations Corp., 4.20%, 06/01/23
(Call 05/01/23)(b)	850	926,486
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	417	431,213
4.30%, 04/01/27 (Call 01/01/27)	825	878,771
5.60%, 02/15/41	833	959,444
5.80%, 04/01/47 (Call 10/01/46)	325	371,792
6.00%, 01/15/40	585	676,660
7.13%, 03/15/33	372	459,994
7.30%, 08/15/31	497	612,642

Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 10/01/29	$415	$525,432
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,049	1,153,050
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	318,784
4.00%, 04/15/24 (Call 01/15/24)	654	690,553
4.40%, 04/15/29 (Call 01/15/29)	437	465,255
6.80%, 09/15/37	65	79,941
KazMunayGas National Co. JSC
5.38%, 04/24/30(b)	850	1,018,232
6.38%, 10/24/48(b)	900	1,213,396
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	623	636,502
3.85%, 06/01/25 (Call 03/01/25)	1,038	1,077,463
4.40%, 07/15/27 (Call 04/15/27)	961	986,293
5.20%, 06/01/45 (Call 12/01/44)	429	427,278
6.60%, 10/01/37	400	431,791
6.80%, 03/15/32	611	675,357
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	567	611,451
3.80%, 04/01/28 (Call 01/01/28)(a)	729	800,731
4.50%, 05/01/23 (Call 04/01/23)	500	544,251
4.50%, 04/01/48 (Call 10/01/47)	427	457,758
4.70%, 05/01/25 (Call 04/01/25)	568	647,907
4.75%, 12/15/23 (Call 10/15/23)	627	694,919
4.75%, 09/15/44 (Call 03/15/44)	458	513,805
5.00%, 09/15/54 (Call 03/15/54)	475	528,845
5.13%, 12/15/26 (Call 09/15/26)	695	824,759
5.38%, 10/01/22 (Call 10/01/20)	50	50,201
5.85%, 12/15/45 (Call 06/15/45)	280	325,539
6.50%, 03/01/41 (Call 09/01/40)	531	679,278
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	735	888,599
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	490	486,630
5.63%, 07/01/24	600	610,079
5.75%, 01/30/22	690	704,673
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	275	306,504
3.85%, 01/15/28 (Call 10/15/27)	435	493,934
3.90%, 11/15/24 (Call 08/15/24)	827	917,597
4.20%, 10/15/49 (Call 04/15/49)	465	566,146
4.95%, 08/15/47 (Call 02/15/47)	210	276,343
5.05%, 11/15/44 (Call 05/15/44)	666	869,560
5.25%, 11/15/43 (Call 05/15/43)	520	693,292
6.00%, 03/01/41 (Call 09/01/40)	620	858,334
Ovintiv Inc.
3.90%, 11/15/21 (Call 08/15/21)	368	372,330
6.50%, 08/15/34	339	330,061
6.50%, 02/01/38	360	341,754
7.38%, 11/01/31	350	365,795
8.13%, 09/15/30	182	195,289
Pertamina Persero PT
3.10%, 01/22/30 (Call 10/21/29)(b)	200	205,480
3.10%, 08/27/30 (Call 05/25/30)(b)	2,000	2,060,000
4.18%, 01/21/50 (Call 07/21/49)(b)	600	608,058
4.30%, 05/20/23(b)	1,125	1,203,750
4.70%, 07/30/49(b)	1,070	1,166,300
5.63%, 05/20/43(b)	600	720,000
6.00%, 05/03/42(b)	420	520,800
6.45%, 05/30/44(b)	1,000	1,320,000
6.50%, 05/27/41(b)	1,000	1,300,000

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petroleos del Peru SA
4.75%, 06/19/32(b)	$924	$1,037,190
5.63%, 06/19/47(b)	600	732,000
Petronas Capital Ltd.
3.13%, 03/18/22(b)	970	999,352
3.50%, 03/18/25(b)	1,300	1,426,841
3.50%, 04/21/30 (Call 01/21/30)(b)	2,010	2,277,118
4.50%, 03/18/45(b)	800	1,026,424
4.55%, 04/21/50 (Call 10/21/49)(b)	2,005	2,638,460
4.80%, 04/21/60 (Call 10/21/59)(b)	605	863,771
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	1,210	1,191,744
3.70%, 04/06/23	89	95,812
3.85%, 04/09/25 (Call 03/09/25)	325	363,468
3.90%, 03/15/28 (Call 12/15/27)	754	854,127
4.30%, 04/01/22	295	312,625
4.65%, 11/15/34 (Call 05/15/34)	1,126	1,370,411
4.88%, 11/15/44 (Call 05/15/44)	862	1,050,496
5.88%, 05/01/42	1,018	1,375,312
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	500	486,313
4.45%, 01/15/26 (Call 10/15/25)	305	354,673
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(b)	435	491,437
Reliance Industries Ltd., 4.13%, 01/28/25(b)	500	551,045
Saudi Arabian Oil Co.
2.88%, 04/16/24(b)	537	564,450
3.50%, 04/16/29(b)	1,610	1,772,556
4.25%, 04/16/39(a)(b)	2,070	2,410,849
4.38%, 04/16/49(b)	1,792	2,176,383
Shell International Finance BV
1.75%, 09/12/21	720	730,916
2.00%, 11/07/24 (Call 10/07/24)	412	435,931
2.25%, 01/06/23	1,062	1,112,581
2.38%, 08/21/22	1,406	1,461,939
2.38%, 04/06/25 (Call 03/06/25)	344	369,635
2.38%, 11/07/29 (Call 08/07/29)	900	958,424
2.50%, 09/12/26	879	964,656
2.75%, 04/06/30 (Call 01/06/30)	80	88,023
2.88%, 05/10/26	1,234	1,373,835
3.13%, 11/07/49 (Call 05/07/49)	992	1,043,073
3.25%, 05/11/25	1,716	1,917,637
3.25%, 04/06/50 (Call 10/06/49)	116	125,035
3.40%, 08/12/23	878	952,819
3.50%, 11/13/23 (Call 10/13/23)	1,353	1,481,541
3.63%, 08/21/42	171	190,372
3.75%, 09/12/46	1,074	1,231,796
3.88%, 11/13/28 (Call 08/13/28)	449	528,744
4.00%, 05/10/46	2,163	2,582,482
4.13%, 05/11/35	1,414	1,746,470
4.38%, 05/11/45	1,656	2,058,206
4.55%, 08/12/43	998	1,251,338
5.50%, 03/25/40	665	931,858
6.38%, 12/15/38(a)	1,914	2,868,581
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23(b)	1,835	1,930,404
4.25%, 04/24/43(b)	200	246,430
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	200	219,852
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	210	232,949

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(a)(b)	$365	$396,970
4.10%, 04/28/45(b)	225	275,940
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(b)	400	404,848
2.75%, 09/29/26(b)	500	538,284
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	1,360	1,398,610
3.00%, 04/12/22(b)	1,040	1,072,640
3.63%, 04/12/27(b)	1,120	1,244,432
4.00%, 09/13/47(b)	665	803,686
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 05/13/25 (Call 04/13/25)(b)	1,000	1,039,990
2.50%, 08/08/24 (Call 07/08/24)(b)	300	313,782
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	1,000	1,048,900
2.70%, 05/13/30 (Call 02/13/30)(b)	1,000	1,058,960
2.95%, 08/08/29 (Call 05/08/29)(b)	225	241,355
2.95%, 11/12/29 (Call 08/12/29)(b)	711	764,794
3.44%, 11/12/49 (Call 05/12/49)(b)	400	443,216
3.68%, 08/08/49 (Call 02/08/49)(b)	1,145	1,333,817
3.75%, 09/12/23(b)	300	323,331
4.13%, 09/12/25(b)	200	227,150
4.25%, 09/12/28(a)(b)	600	700,607
4.60%, 09/12/48(b)	835	1,105,465
Suncor Energy Inc.
2.80%, 05/15/23(a)	635	668,880
3.10%, 05/15/25 (Call 04/15/25)	150	164,568
3.60%, 12/01/24 (Call 09/01/24)	1,398	1,541,486
4.00%, 11/15/47 (Call 05/15/47)	610	661,034
5.35%, 07/15/33	105	122,729
5.95%, 12/01/34	245	298,812
5.95%, 05/15/35	220	275,810
6.50%, 06/15/38	515	678,524
6.80%, 05/15/38	630	858,333
6.85%, 06/01/39	820	1,115,566
7.15%, 02/01/32	220	290,347
9.25%, 10/15/21	75	81,521
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	1,325	1,264,898
3.75%, 06/18/50(b)	200	199,018
4.63%, 11/20/28(b)	200	233,193
5.38%, 11/20/48(b)	35	43,942
Total Capital Canada Ltd., 2.75%, 07/15/23	1,199	1,282,853
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	971	1,041,629
2.70%, 01/25/23	620	653,829
2.83%, 01/10/30 (Call 10/10/29)	810	900,789
2.88%, 02/17/22	590	612,049
2.99%, 06/29/41 (Call 12/29/40)	70	73,293
3.13%, 05/29/50 (Call 11/29/49)	1,135	1,194,829
3.39%, 06/29/60 (Call 12/29/59)	545	596,006
3.46%, 02/19/29 (Call 11/19/28)	680	784,158
3.46%, 07/12/49 (Call 01/12/49)	1,055	1,176,168
3.70%, 01/15/24	948	1,048,810
3.75%, 04/10/24	627	697,035
Total Capital SA
3.88%, 10/11/28	1,120	1,329,349
4.25%, 12/15/21	700	735,951
Valero Energy Corp.
2.70%, 04/15/23	40	41,778

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.85%, 04/15/25 (Call 03/15/25)	$155	$165,822
3.40%, 09/15/26 (Call 06/15/26)	1,053	1,161,310
3.65%, 03/15/25	505	553,680
4.00%, 04/01/29 (Call 01/01/29)	479	539,395
4.35%, 06/01/28 (Call 03/01/28)	685	780,625
4.90%, 03/15/45	699	830,537
6.63%, 06/15/37	856	1,159,375
7.50%, 04/15/32	585	843,276
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	165	174,345
4.50%, 03/04/29 (Call 12/04/28)(b)	1,450	1,646,084
XTO Energy Inc., 6.75%, 08/01/37	359	525,573

		288,635,890

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	920	962,956
3.14%, 11/07/29 (Call 08/07/29)	530	568,373
3.34%, 12/15/27 (Call 09/15/27)	817	891,564
4.08%, 12/15/47 (Call 06/15/47)	761	805,569
4.49%, 05/01/30 (Call 02/01/30)	515	603,645
Baker Hughes Holdings LLC, 5.13%, 09/15/40	860	1,047,724
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	500	515,852
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	383	388,735
3.25%, 11/15/21 (Call 08/15/21)	121	124,022
3.50%, 08/01/23 (Call 05/01/23)	824	878,317
3.80%, 11/15/25 (Call 08/15/25)	1,463	1,605,230
4.50%, 11/15/41 (Call 05/15/41)	407	410,466
4.75%, 08/01/43 (Call 02/01/43)	634	661,489
4.85%, 11/15/35 (Call 05/15/35)	622	693,035
5.00%, 11/15/45 (Call 05/15/45)	1,141	1,255,478
6.70%, 09/15/38	790	1,011,992
7.45%, 09/15/39	503	686,025
National Oilwell Varco Inc.
3.60%, 12/01/29 (Call 09/01/29)	620	610,551
3.95%, 12/01/42 (Call 06/01/42)	472	423,899
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	790	819,914
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(b)	75	77,658
3.75%, 05/01/24 (Call 04/01/24)(b)	1,453	1,582,033
3.90%, 05/17/28 (Call 02/17/28)(b)	1,469	1,605,660
4.00%, 12/21/25 (Call 09/21/25)(b)	1,224	1,355,609
4.30%, 05/01/29 (Call 02/01/29)(b)	10	11,311
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	200	205,391
2.65%, 06/26/30 (Call 03/26/30)	252	257,637
3.65%, 12/01/23 (Call 09/01/23)	1,045	1,133,356

		21,193,491

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	170	189,558
4.50%, 05/15/28 (Call 02/15/28)	90	105,671
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	275	295,672
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	125	129,793
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	743	814,407
3.40%, 12/15/27 (Call 09/15/27)	425	477,267

Security	Par (000)	Value

Packaging & Containers (continued)
3.65%, 09/15/24 (Call 06/15/24)	$308	$338,076
4.05%, 12/15/49 (Call 06/15/49)	480	576,936
4.50%, 11/01/23 (Call 08/01/23)	725	801,087
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	20	21,916
5.75%, 11/01/40 (Call 05/01/40)	387	507,620
WestRock MWV LLC
7.95%, 02/15/31	155	223,139
8.20%, 01/15/30(a)	26	37,015
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	115	123,382
4.90%, 03/01/22(a)	70	74,345
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	986	1,063,926
3.00%, 06/15/33 (Call 03/15/33)	87	94,296
3.38%, 09/15/27 (Call 06/15/27)	629	694,482
3.75%, 03/15/25 (Call 01/15/25)(a)	123	138,257
3.90%, 06/01/28 (Call 03/01/28)(a)	402	458,943
4.00%, 03/15/28 (Call 12/15/27)(a)	239	273,811
4.20%, 06/01/32 (Call 03/01/32)	631	764,882
4.65%, 03/15/26 (Call 01/15/26)	1,029	1,210,748
4.90%, 03/15/29 (Call 12/15/28)	615	757,680

		10,172,909

Pharmaceuticals — 5.8%
AbbVie Inc.
2.30%, 11/21/22(a)(b)	1,583	1,645,366
2.60%, 11/21/24 (Call 10/21/24)(b)	1,920	2,055,444
2.85%, 05/14/23 (Call 03/14/23)	797	842,469
2.90%, 11/06/22	1,835	1,929,740
2.95%, 11/21/26 (Call 09/21/26)(b)	2,356	2,591,800
3.20%, 11/06/22 (Call 09/06/22)	813	855,318
3.20%, 05/14/26 (Call 02/14/26)	2,575	2,865,274
3.20%, 11/21/29 (Call 08/21/29)(b)	2,893	3,204,023
3.25%, 10/01/22 (Call 07/01/22)(b)	946	991,657
3.38%, 11/14/21	905	937,074
3.45%, 03/15/22 (Call 01/15/22)(b)	2,218	2,306,858
3.60%, 05/14/25 (Call 02/14/25)	2,017	2,251,121
3.75%, 11/14/23 (Call 10/14/23)(a)	590	647,021
3.80%, 03/15/25 (Call 12/15/24)(b)	1,656	1,851,607
3.85%, 06/15/24 (Call 03/15/24)(b)	614	677,497
4.05%, 11/21/39 (Call 05/21/39)(b)	2,690	3,148,875
4.25%, 11/14/28 (Call 08/14/28)	1,805	2,149,410
4.25%, 11/21/49 (Call 05/21/49)(b)	3,281	3,960,401
4.30%, 05/14/36 (Call 11/14/35)	821	980,277
4.40%, 11/06/42	1,419	1,715,275
4.45%, 05/14/46 (Call 11/14/45)	1,832	2,218,867
4.50%, 05/14/35 (Call 11/14/34)	2,384	2,946,182
4.55%, 03/15/35 (Call 09/15/34)(b)	1,214	1,517,944
4.63%, 10/01/42 (Call 04/01/42)(b)	50	61,527
4.70%, 05/14/45 (Call 11/14/44)	1,560	1,948,539
4.75%, 03/15/45 (Call 09/15/44)(b)	760	938,757
4.85%, 06/15/44 (Call 12/15/43)(b)	635	798,658
4.88%, 11/14/48 (Call 05/14/48)	1,308	1,690,466
5.00%, 12/15/21 (Call 09/16/21)(b)	1,071	1,119,362
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	40	42,976
3.25%, 03/01/25 (Call 12/01/24)	514	565,009
3.40%, 05/15/24 (Call 02/15/24)	680	739,785
3.45%, 12/15/27 (Call 09/15/27)	753	862,885
4.25%, 03/01/45 (Call 09/01/44)(a)	130	150,174

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 12/15/47 (Call 06/15/47)	$529	$624,875
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	500	495,997
1.38%, 08/06/30 (Call 05/06/30)	500	490,940
2.13%, 08/06/50 (Call 02/06/50)(a)	230	214,311
2.38%, 06/12/22 (Call 05/12/22)	410	424,196
3.13%, 06/12/27 (Call 03/12/27)	1,079	1,200,232
3.38%, 11/16/25	1,259	1,419,558
3.50%, 08/17/23 (Call 07/17/23)	727	788,021
4.00%, 01/17/29 (Call 10/17/28)	440	524,490
4.00%, 09/18/42	293	361,980
4.38%, 11/16/45	1,144	1,500,312
4.38%, 08/17/48 (Call 02/17/48)	970	1,315,244
6.45%, 09/15/37(a)	1,135	1,755,212
Bayer Corp., 6.65%, 02/15/28(a)(b)	144	187,214
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	482	523,533
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	1,790	1,962,735
3.95%, 04/15/45 (Call 10/15/44)(b)	977	1,072,820
4.20%, 07/15/34 (Call 01/15/34)(b)	864	1,010,357
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	935	1,074,994
4.38%, 12/15/28 (Call 09/15/28)(a)(b)	1,505	1,766,248
4.40%, 07/15/44 (Call 01/15/44)(b)	791	896,370
4.63%, 06/25/38 (Call 12/25/37)(b)	20	23,910
4.65%, 11/15/43 (Call 05/15/43)(b)	110	122,176
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	1,135	1,260,157
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	865	1,071,839
5.50%, 08/15/25(b)	293	351,044
Bayer U.S. Finance LLC
3.00%, 10/08/21(b)	1,125	1,152,856
3.38%, 10/08/24(b)	595	651,432
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	180	195,553
2.89%, 06/06/22 (Call 05/06/22)	298	309,390
3.13%, 11/08/21	677	696,971
3.30%, 03/01/23 (Call 12/01/22)(a)	292	306,902
3.36%, 06/06/24 (Call 04/06/24)	1,975	2,149,785
3.70%, 06/06/27 (Call 03/06/27)	1,546	1,753,669
3.73%, 12/15/24 (Call 09/15/24)	868	964,099
3.79%, 05/20/50 (Call 11/20/49)	335	378,206
4.67%, 06/06/47 (Call 12/06/46)	1,219	1,538,458
4.69%, 12/15/44 (Call 06/15/44)	711	899,889
6.00%, 05/15/39	145	188,254
Bristol-Myers Squibb Co.
2.00%, 08/01/22	395	407,104
2.60%, 05/16/22	1,740	1,808,715
2.75%, 02/15/23 (Call 01/15/23)	494	522,755
2.90%, 07/26/24 (Call 06/26/24)	1,485	1,618,398
3.20%, 06/15/26 (Call 04/15/26)	2,006	2,282,224
3.25%, 08/15/22	981	1,036,730
3.25%, 02/20/23 (Call 01/20/23)	728	777,919
3.25%, 11/01/23(a)	28	30,563
3.25%, 02/27/27(a)	1,005	1,155,301
3.25%, 08/01/42	125	146,246
3.40%, 07/26/29 (Call 04/26/29)	314	366,865
3.45%, 11/15/27 (Call 08/15/27)	421	485,444
3.55%, 08/15/22	526	558,742
3.63%, 05/15/24 (Call 02/15/24)	992	1,099,206
3.88%, 08/15/25 (Call 05/15/25)	932	1,072,384
3.90%, 02/20/28 (Call 11/20/27)	1,770	2,066,023

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 08/15/23	$275	$304,040
4.13%, 06/15/39 (Call 12/15/38)	2,283	2,927,375
4.25%, 10/26/49 (Call 04/26/49)	1,632	2,171,830
4.35%, 11/15/47 (Call 05/15/47)	930	1,239,667
4.50%, 03/01/44 (Call 09/01/43)	550	749,020
4.55%, 02/20/48 (Call 08/20/47)	1,105	1,525,961
4.63%, 05/15/44 (Call 11/15/43)	700	946,829
5.00%, 08/15/45 (Call 02/15/45)	1,302	1,856,704
5.25%, 08/15/43	320	459,263
5.88%, 11/15/36(a)	80	117,170
7.15%, 06/15/23	160	189,657
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	534	552,082
3.08%, 06/15/24 (Call 04/15/24)	984	1,062,033
3.20%, 03/15/23	213	226,102
3.41%, 06/15/27 (Call 03/15/27)(a)	426	477,465
3.50%, 11/15/24 (Call 08/15/24)(a)	70	76,922
3.75%, 09/15/25 (Call 06/15/25)	785	882,847
4.37%, 06/15/47 (Call 12/15/46)	322	358,637
4.50%, 11/15/44 (Call 05/15/44)	385	423,909
4.60%, 03/15/43(a)	354	393,283
4.90%, 09/15/45 (Call 03/15/45)(a)	290	343,701
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	260	273,174
3.00%, 07/15/23 (Call 05/16/23)	787	840,718
3.05%, 11/30/22 (Call 10/31/22)	319	335,911
3.05%, 10/15/27 (Call 07/15/27)	874	968,711
3.20%, 03/15/40 (Call 09/15/39)	269	286,544
3.25%, 04/15/25 (Call 01/15/25)	696	769,015
3.40%, 09/17/21	675	696,074
3.40%, 03/01/27 (Call 12/01/26)	1,035	1,159,034
3.40%, 03/15/50 (Call 09/15/49)	775	834,299
3.50%, 06/15/24 (Call 03/17/24)	611	669,800
3.75%, 07/15/23 (Call 06/15/23)	857	933,040
3.88%, 10/15/47 (Call 04/15/47)	674	768,696
4.13%, 11/15/25 (Call 09/15/25)	984	1,138,025
4.38%, 10/15/28 (Call 07/15/28)	2,854	3,418,687
4.50%, 02/25/26 (Call 11/27/25)	417	490,739
4.80%, 08/15/38 (Call 02/15/38)	1,575	1,988,863
4.80%, 07/15/46 (Call 01/16/46)	899	1,164,656
4.90%, 12/15/48 (Call 06/15/48)	2,033	2,723,316
6.13%, 11/15/41	389	567,461
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	590	588,107
1.75%, 08/21/30 (Call 05/21/30)	810	800,663
2.63%, 08/15/24 (Call 07/15/24)	711	761,945
2.70%, 08/21/40 (Call 02/21/40)	380	371,710
2.75%, 12/01/22 (Call 09/01/22)	1,017	1,065,166
2.88%, 06/01/26 (Call 03/01/26)	1,629	1,774,258
3.00%, 08/15/26 (Call 06/15/26)	202	221,816
3.25%, 08/15/29 (Call 05/15/29)	1,095	1,216,103
3.38%, 08/12/24 (Call 05/12/24)(a)	1,410	1,546,544
3.50%, 07/20/22 (Call 05/20/22)	1,338	1,410,282
3.63%, 04/01/27 (Call 02/01/27)	209	237,078
3.70%, 03/09/23 (Call 02/09/23)	1,451	1,562,234
3.75%, 04/01/30 (Call 01/01/30)	1,406	1,625,243
3.88%, 07/20/25 (Call 04/20/25)	2,011	2,278,411
4.10%, 03/25/25 (Call 01/25/25)	530	604,387
4.13%, 04/01/40 (Call 10/01/39)	1,040	1,208,349
4.25%, 04/01/50 (Call 10/01/49)	520	620,840

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 03/25/28 (Call 12/25/27)	$5,121	$6,028,704
4.75%, 12/01/22 (Call 09/01/22)(a)	450	487,695
4.78%, 03/25/38 (Call 09/25/37)	3,279	4,029,245
4.88%, 07/20/35 (Call 01/20/35)(a)	491	626,431
5.00%, 12/01/24 (Call 09/01/24)	54	62,203
5.05%, 03/25/48 (Call 09/25/47)	4,406	5,745,455
5.13%, 07/20/45 (Call 01/20/45)	2,240	2,900,446
5.30%, 12/05/43 (Call 06/05/43)	766	1,004,971
6.13%, 09/15/39	278	391,368
6.25%, 06/01/27(a)	100	127,787
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	265	253,453
2.35%, 05/15/22	831	861,067
2.50%, 09/15/60 (Call 03/15/60)	600	572,398
2.75%, 06/01/25 (Call 03/01/25)(a)	664	730,511
3.10%, 05/15/27 (Call 02/15/27)	675	761,188
3.38%, 03/15/29 (Call 12/15/28)(a)	1,328	1,547,425
3.70%, 03/01/45 (Call 09/01/44)	30	36,583
3.88%, 03/15/39 (Call 09/15/38)	21	25,563
3.95%, 03/15/49 (Call 09/15/48)	1,213	1,562,329
4.15%, 03/15/59 (Call 09/15/58)	1,357	1,791,848
5.50%, 03/15/27	635	810,727
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	1,295	1,336,947
3.25%, 03/19/25 (Call 12/19/24)(b)	1,292	1,431,150
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/17/24)	165	177,752
4.50%, 02/25/26 (Call 11/27/25)(a)	75	86,098
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,457	1,543,535
3.38%, 05/15/23	534	577,148
3.63%, 05/15/25	1,743	1,985,491
3.88%, 05/15/28	1,223	1,451,380
4.20%, 03/18/43	230	296,642
5.38%, 04/15/34	100	141,103
6.38%, 05/15/38	1,637	2,546,921
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	689	718,114
2.88%, 06/01/22 (Call 05/01/22)	1,194	1,244,834
3.00%, 06/01/24 (Call 05/01/24)	582	632,306
3.38%, 06/01/29 (Call 03/01/29)	479	554,058
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	557	579,855
2.25%, 03/03/22 (Call 02/03/22)	148	152,286
2.45%, 12/05/21	95	97,646
2.45%, 03/01/26 (Call 12/01/25)	1,091	1,198,710
2.63%, 01/15/25 (Call 11/15/24)	711	774,341
2.90%, 01/15/28 (Call 10/15/27)(a)	900	1,019,142
2.95%, 03/03/27 (Call 12/03/26)(a)	775	869,939
3.38%, 12/05/23(a)	205	226,492
3.40%, 01/15/38 (Call 07/15/37)	1,072	1,270,517
3.50%, 01/15/48 (Call 07/15/47)	463	565,383
3.55%, 03/01/36 (Call 09/01/35)	905	1,087,490
3.63%, 03/03/37 (Call 09/03/36)	525	640,484
3.70%, 03/01/46 (Call 09/01/45)	1,171	1,456,433
3.75%, 03/03/47 (Call 09/03/46)	971	1,211,998
4.38%, 12/05/33 (Call 06/05/33)	1,493	1,967,357
4.50%, 09/01/40	415	556,324
4.50%, 12/05/43 (Call 06/05/43)	265	363,563
4.85%, 05/15/41	275	390,775

Security	Par (000)	Value

Pharmaceuticals (continued)
4.95%, 05/15/33(a)	$291	$404,091
5.85%, 07/15/38	165	255,098
5.95%, 08/15/37	997	1,548,022
6.73%, 11/15/23	325	388,628
6.95%, 09/01/29	125	182,853
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	326	340,302
2.85%, 03/15/23 (Call 12/15/22)	453	475,792
3.80%, 03/15/24 (Call 12/15/23)	899	987,339
3.95%, 02/16/28 (Call 11/16/27)(a)	595	697,098
4.75%, 05/30/29 (Call 02/28/29)	824	1,006,376
4.88%, 03/15/44 (Call 09/15/43)(a)	347	428,228
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	713	829,243
4.60%, 06/01/44 (Call 12/01/43)	785	1,034,610
5.90%, 11/01/39	205	294,919
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	73	73,530
1.45%, 06/24/30 (Call 03/24/30)	25	25,352
2.35%, 02/10/22	229	236,213
2.35%, 06/24/40 (Call 12/24/39)	773	788,628
2.40%, 09/15/22 (Call 06/15/22)	1,463	1,520,490
2.45%, 06/24/50 (Call 12/24/49)	1,180	1,183,626
2.75%, 02/10/25 (Call 11/10/24)	1,532	1,671,806
2.80%, 05/18/23	1,330	1,419,943
2.90%, 03/07/24 (Call 02/07/24)	520	563,632
3.40%, 03/07/29 (Call 12/07/28)	1,631	1,907,158
3.60%, 09/15/42 (Call 03/15/42)	790	961,250
3.70%, 02/10/45 (Call 08/10/44)	1,475	1,790,089
3.90%, 03/07/39 (Call 09/07/38)	721	901,292
4.00%, 03/07/49 (Call 09/07/48)	841	1,085,723
4.15%, 05/18/43(a)	933	1,206,831
6.50%, 12/01/33	25	39,112
Mylan Inc.
3.13%, 01/15/23(b)	308	325,174
4.20%, 11/29/23 (Call 08/29/23)	640	703,540
4.55%, 04/15/28 (Call 01/15/28)	704	824,391
5.20%, 04/15/48 (Call 10/15/47)(a)	456	575,794
5.40%, 11/29/43 (Call 05/29/43)	368	470,699
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	987	1,117,851
5.25%, 06/15/46 (Call 12/15/45)	887	1,113,010
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	330	345,838
2.00%, 02/14/27 (Call 12/14/26)	309	328,494
2.20%, 08/14/30 (Call 05/14/30)	895	961,337
2.40%, 05/17/22 (Call 04/17/22)	890	921,653
2.40%, 09/21/22	1,005	1,047,805
2.75%, 08/14/50 (Call 02/14/50)	714	759,455
3.00%, 11/20/25 (Call 08/20/25)	1,276	1,417,478
3.10%, 05/17/27 (Call 02/17/27)	918	1,030,458
3.40%, 05/06/24	1,605	1,773,001
3.70%, 09/21/42	147	178,895
4.00%, 11/20/45 (Call 05/20/45)	1,161	1,478,625
4.40%, 05/06/44	1,580	2,108,017
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	10	10,522
3.90%, 12/15/24 (Call 09/15/24)	585	632,479
4.38%, 03/15/26 (Call 12/15/25)	1,040	1,168,550

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	$297	$300,236
1.70%, 05/28/30 (Call 02/28/30)	774	800,744
2.20%, 12/15/21	528	541,488
2.55%, 05/28/40 (Call 11/28/39)	35	36,732
2.63%, 04/01/30 (Call 01/01/30)	709	791,585
2.70%, 05/28/50 (Call 11/28/49)	205	213,815
2.75%, 06/03/26	1,060	1,183,164
2.80%, 03/11/22(a)	505	524,289
2.95%, 03/15/24 (Call 02/15/24)	551	598,120
3.00%, 06/15/23	314	336,612
3.00%, 12/15/26	982	1,118,856
3.20%, 09/15/23 (Call 08/15/23)	551	597,500
3.40%, 05/15/24	1,051	1,160,974
3.45%, 03/15/29 (Call 12/15/28)(a)	1,491	1,749,504
3.60%, 09/15/28 (Call 06/15/28)	763	901,327
3.90%, 03/15/39 (Call 09/15/38)	457	566,923
4.00%, 12/15/36	1,185	1,459,332
4.00%, 03/15/49 (Call 09/15/48)	869	1,105,767
4.10%, 09/15/38 (Call 03/15/38)(a)	1,228	1,544,445
4.13%, 12/15/46	984	1,265,106
4.20%, 09/15/48 (Call 03/15/48)	795	1,047,728
4.30%, 06/15/43	643	830,347
4.40%, 05/15/44	811	1,082,073
5.60%, 09/15/40	75	108,282
5.80%, 08/12/23	643	739,060
7.20%, 03/15/39	1,163	1,949,668
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	1,520	1,643,706
3.63%, 06/19/28 (Call 03/19/28)	381	448,307
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	453	462,108
2.88%, 09/23/23 (Call 07/23/23)	1,642	1,747,755
3.20%, 09/23/26 (Call 06/23/26)	1,801	2,017,849
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	770	781,680
3.03%, 07/09/40 (Call 01/09/40)	800	828,684
3.18%, 07/09/50 (Call 01/09/50)	1,000	1,025,558
3.38%, 07/09/60 (Call 01/09/60)(a)	400	410,531
4.00%, 11/26/21 (Call 10/26/21)	300	312,234
4.40%, 11/26/23 (Call 10/26/23)	275	307,356
5.00%, 11/26/28 (Call 08/26/28)	1,074	1,330,093
Upjohn Inc.
1.65%, 06/22/25 (Call 05/22/25)(b)	510	524,000
2.70%, 06/22/30 (Call 03/22/30)(b)	550	572,841
3.85%, 06/22/40 (Call 12/22/39)(b)	150	163,075
4.00%, 06/22/50 (Call 12/22/49)(b)	720	783,720
Wyeth LLC
5.95%, 04/01/37	1,332	1,974,175
6.00%, 02/15/36	700	1,017,921
6.45%, 02/01/24	608	726,982
6.50%, 02/01/34	780	1,221,428
7.25%, 03/01/23	381	447,351
Zeneca Wilmington Inc., 7.00%, 11/15/23	646	773,383
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	1,180	1,227,962
3.00%, 09/12/27 (Call 06/12/27)	1,111	1,239,570
3.00%, 05/15/50 (Call 11/15/49)	550	597,050
3.25%, 02/01/23 (Call 11/01/22)(a)	576	610,312
3.90%, 08/20/28 (Call 05/20/28)(a)	252	299,975

Security	Par (000)	Value

Pharmaceuticals (continued)
3.95%, 09/12/47 (Call 03/12/47)	$354	$439,024
4.45%, 08/20/48 (Call 02/20/48)	233	309,393
4.50%, 11/13/25 (Call 08/13/25)	937	1,104,582
4.70%, 02/01/43 (Call 08/01/42)	202	267,830

		308,690,945

Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	205	233,449
4.60%, 11/02/47(b)	1,520	1,854,278
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	50	51,166
4.45%, 07/15/27 (Call 04/15/27)	338	368,981
4.80%, 05/03/29 (Call 02/03/29)	65	71,875
4.95%, 12/15/24 (Call 09/15/24)	641	698,799
5.95%, 06/01/26 (Call 03/01/26)	268	312,342
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	50	54,764
3.30%, 01/15/35 (Call 09/15/34)(b)	413	465,403
3.40%, 01/15/38 (Call 07/15/37)(b)	1,000	1,075,573
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	1,016	1,072,302
5.13%, 06/30/27 (Call 01/01/27)	1,356	1,526,405
5.88%, 03/31/25 (Call 10/02/24)	336	388,330
7.00%, 06/30/24 (Call 01/01/24)	450	524,431
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	1,000	1,111,694
Colonial Pipeline Co., 4.25%, 04/15/48 (Call 10/15/47)(b)	100	113,671
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	25	27,970
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	781	909,305
5.80%, 06/01/45 (Call 12/01/44)	340	435,014
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	375	408,347
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	250	248,422
4.15%, 09/15/29 (Call 06/15/29)	642	599,127
4.40%, 03/15/27 (Call 12/15/26)	756	742,156
4.95%, 05/15/28 (Call 02/15/28)	542	533,617
5.00%, 05/15/44 (Call 11/15/43)	60	51,673
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	185,310
5.50%, 09/15/40 (Call 03/15/40)	590	719,263
5.88%, 10/15/25 (Call 07/15/25)	354	428,326
7.38%, 10/15/45 (Call 04/15/45)	450	679,199
Series B, 7.50%, 04/15/38	100	140,456
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	787	829,752
2.90%, 07/15/22 (Call 06/15/22)	822	855,324
3.13%, 11/15/29 (Call 08/15/29)	567	612,294
3.50%, 06/10/24 (Call 03/10/24)	254	275,474
3.70%, 07/15/27 (Call 04/15/27)	630	703,354
4.00%, 10/01/23 (Call 07/01/23)	999	1,085,849
4.25%, 12/01/26 (Call 09/01/26)	722	834,789
4.50%, 06/10/44 (Call 12/10/43)	570	657,662
5.50%, 12/01/46 (Call 06/01/46)	278	369,968
5.50%, 07/15/77 (Call 07/15/27)(d)	348	339,563
5.75%, 07/15/80 (Call 04/15/30)(d)	60	63,285
6.25%, 03/01/78 (Call 03/01/28)(d)	440	451,968
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	424	435,910

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.60%, 02/01/23 (Call 11/01/22)	$794	$822,270
3.75%, 05/15/30 (Call 02/15/30)	451	447,805
4.05%, 03/15/25 (Call 12/15/24)	1,096	1,171,409
4.20%, 04/15/27 (Call 01/15/27)	325	339,812
4.25%, 03/15/23 (Call 12/15/22)	399	420,460
4.50%, 04/15/24 (Call 03/15/24)	734	790,029
4.75%, 01/15/26 (Call 10/15/25)	882	962,710
4.90%, 02/01/24 (Call 11/01/23)	250	269,375
4.90%, 03/15/35 (Call 09/15/34)	568	564,930
4.95%, 06/15/28 (Call 03/15/28)	835	895,258
5.00%, 05/15/50 (Call 11/15/49)	1,146	1,094,956
5.15%, 02/01/43 (Call 08/01/42)	546	509,800
5.15%, 03/15/45 (Call 09/15/44)	691	645,866
5.20%, 02/01/22 (Call 11/01/21)	75	78,151
5.25%, 04/15/29 (Call 01/15/29)	749	820,733
5.30%, 04/15/47 (Call 10/15/46)	647	629,329
5.50%, 06/01/27 (Call 03/01/27)	455	508,159
5.88%, 01/15/24 (Call 10/15/23)	940	1,044,374
5.95%, 10/01/43 (Call 04/01/43)	382	375,689
6.00%, 06/15/48 (Call 12/15/47)	618	643,053
6.05%, 06/01/41 (Call 12/01/40)	627	634,895
6.13%, 12/15/45 (Call 06/15/45)	655	669,380
6.25%, 04/15/49 (Call 10/15/48)	950	998,298
6.50%, 02/01/42 (Call 08/01/41)	610	657,391
6.63%, 10/15/36	105	114,092
7.50%, 07/01/38	110	129,440
7.60%, 02/01/24 (Call 11/01/23)	195	220,342
8.25%, 11/15/29 (Call 08/15/29)	200	255,481
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	508	514,644
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	413	438,121
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	556	594,711
5.00%, 10/01/22 (Call 07/01/22)	765	809,453
5.88%, 03/01/22 (Call 12/01/21)	570	600,524
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	625	667,930
3.13%, 07/31/29 (Call 04/30/29)	1,198	1,308,820
3.20%, 02/15/52 (Call 08/15/51)	700	658,414
3.35%, 03/15/23 (Call 12/15/22)	914	973,227
3.50%, 02/01/22	630	655,989
3.70%, 02/15/26 (Call 11/15/25)	319	361,428
3.70%, 01/31/51 (Call 07/31/50)	411	418,753
3.75%, 02/15/25 (Call 11/15/24)	1,095	1,223,339
3.90%, 02/15/24 (Call 11/15/23)	751	826,188
3.95%, 02/15/27 (Call 11/15/26)	855	975,976
3.95%, 01/31/60 (Call 07/31/59)	1,016	1,033,152
4.05%, 02/15/22	369	387,457
4.15%, 10/16/28 (Call 07/16/28)	711	836,122
4.20%, 01/31/50 (Call 07/31/49)	720	785,051
4.25%, 02/15/48 (Call 08/15/47)	906	986,200
4.45%, 02/15/43 (Call 08/15/42)	840	924,925
4.80%, 02/01/49 (Call 08/01/48)	951	1,122,886
4.85%, 08/15/42 (Call 02/15/42)	848	985,040
4.85%, 03/15/44 (Call 09/15/43)	1,016	1,176,636
4.90%, 05/15/46 (Call 11/15/45)	815	956,838
4.95%, 10/15/54 (Call 04/15/54)	160	184,534
5.10%, 02/15/45 (Call 08/15/44)	619	743,515
5.38%, 02/15/78 (Call 02/15/28)(d)	235	214,205
5.70%, 02/15/42	267	338,515

Security	Par (000)	Value

Pipelines (continued)
5.95%, 02/01/41	$575	$734,965
6.13%, 10/15/39	135	175,755
6.45%, 09/01/40	285	381,830
7.55%, 04/15/38	420	585,274
Series D, 4.88%, 08/16/77 (Call 08/16/22)(d)	270	239,829
Series D, 6.88%, 03/01/33	667	885,132
Series E, 5.25%, 08/16/77 (Call 08/16/27)(d)	355	340,800
Series H, 6.65%, 10/15/34	25	33,568
Series J, 5.75%, 03/01/35	166	207,340
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	500	525,590
GNL Quintero SA, 4.63%, 07/31/29(b)	200	217,300
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	107	109,844
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(b)	100	126,549
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	655	688,363
3.50%, 09/01/23 (Call 06/01/23)	254	272,560
3.95%, 09/01/22 (Call 06/01/22)	667	706,364
4.15%, 03/01/22	226	237,402
4.15%, 02/01/24 (Call 11/01/23)	1,202	1,317,064
4.25%, 09/01/24 (Call 06/01/24)	688	767,165
4.30%, 05/01/24 (Call 02/01/24)	514	569,761
4.70%, 11/01/42 (Call 05/01/42)	430	469,579
5.00%, 10/01/21 (Call 07/01/21)	420	435,316
5.00%, 08/15/42 (Call 02/15/42)	318	356,069
5.00%, 03/01/43 (Call 09/01/42)	292	331,371
5.40%, 09/01/44 (Call 03/01/44)	340	407,197
5.50%, 03/01/44 (Call 09/01/43)	499	596,929
5.63%, 09/01/41	104	125,354
5.80%, 03/15/35	300	371,764
6.38%, 03/01/41	240	301,784
6.50%, 02/01/37	255	321,866
6.50%, 09/01/39	255	326,266
6.55%, 09/15/40	490	609,181
6.95%, 01/15/38	830	1,104,123
7.30%, 08/15/33	300	409,189
7.40%, 03/15/31	25	33,181
7.50%, 11/15/40	379	514,600
7.75%, 03/15/32	365	502,115
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	300	293,988
3.15%, 01/15/23 (Call 12/15/22)	881	926,119
3.25%, 08/01/50 (Call 02/01/50)	300	280,906
4.30%, 06/01/25 (Call 03/01/25)	502	569,609
4.30%, 03/01/28 (Call 12/01/27)	747	865,458
5.05%, 02/15/46 (Call 08/15/45)	703	832,220
5.20%, 03/01/48 (Call 09/01/47)	512	628,525
5.30%, 12/01/34 (Call 06/01/34)	686	823,030
5.55%, 06/01/45 (Call 12/01/44)	975	1,207,905
7.75%, 01/15/32	1,491	2,140,190
7.80%, 08/01/31	70	97,979
Kinder Morgan Inc./DE, 5.63%, 11/15/23 (Call 08/15/23)(b)	803	909,288
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	630	680,560
3.95%, 03/01/50 (Call 09/01/49)	295	311,339
4.20%, 12/01/42 (Call 06/01/42)	121	123,216
4.20%, 03/15/45 (Call 09/15/44)(a)	315	321,049
4.20%, 10/03/47 (Call 04/03/47)	372	402,585

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 09/15/46 (Call 03/15/46)	$245	$264,765
4.85%, 02/01/49 (Call 08/01/48)	625	743,614
5.00%, 03/01/26 (Call 12/01/25)	570	664,840
5.15%, 10/15/43 (Call 04/15/43)	201	236,611
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	525	528,678
3.90%, 04/01/24 (Call 03/01/24)(b)	655	658,816
4.63%, 04/01/29 (Call 01/01/29)(b)	500	503,908
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	315	315,154
2.65%, 08/15/30 (Call 05/15/30)	380	377,456
3.38%, 03/15/23 (Call 02/15/23)	387	408,197
3.50%, 12/01/22 (Call 11/01/22)	318	332,821
4.00%, 02/15/25 (Call 11/15/24)	373	408,598
4.00%, 03/15/28 (Call 12/15/27)	789	869,652
4.13%, 03/01/27 (Call 12/01/26)	970	1,073,897
4.25%, 12/01/27 (Call 09/01/27)	431	481,363
4.50%, 07/15/23 (Call 04/15/23)	999	1,081,711
4.50%, 04/15/38 (Call 10/15/37)	913	970,014
4.70%, 04/15/48 (Call 10/15/47)	902	971,331
4.80%, 02/15/29 (Call 11/15/28)	980	1,136,653
4.88%, 12/01/24 (Call 09/01/24)	716	808,227
4.88%, 06/01/25 (Call 03/01/25)	290	331,266
4.90%, 04/15/58 (Call 10/15/57)	545	579,551
5.20%, 03/01/47 (Call 09/01/46)	569	646,282
5.20%, 12/01/47 (Call 06/01/47)	356	395,543
5.25%, 01/15/25 (Call 01/15/21)	225	234,553
5.50%, 02/15/49 (Call 08/15/48)	845	1,003,291
6.25%, 10/15/22 (Call 09/16/20)	75	75,152
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(b)	1,126	1,167,408
4.88%, 08/15/27 (Call 02/15/27)(b)	614	672,828
7.77%, 12/15/37(b)	428	521,335
Northern Natural Gas Co.
4.10%, 09/15/42 (Call 03/15/42)(b)	50	57,052
4.30%, 01/15/49 (Call 07/15/48)(b)	370	437,316
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	350	389,689
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	301	299,043
2.75%, 09/01/24 (Call 08/01/24)	253	260,217
3.10%, 03/15/30 (Call 12/15/29)	75	71,696
3.40%, 09/01/29 (Call 06/01/29)	440	433,084
4.00%, 07/13/27 (Call 04/13/27)	390	407,362
4.25%, 02/01/22 (Call 11/01/21)	150	155,611
4.35%, 03/15/29 (Call 12/15/28)	820	858,188
4.45%, 09/01/49 (Call 03/01/49)	550	496,963
4.55%, 07/15/28 (Call 04/15/28)	749	796,940
4.95%, 07/13/47 (Call 01/06/47)	804	779,316
5.20%, 07/15/48 (Call 01/15/48)	970	955,923
5.85%, 01/15/26 (Call 12/15/25)	125	144,116
6.35%, 01/15/31 (Call 10/15/30)	625	738,756
7.15%, 01/15/51 (Call 07/15/50)	75	90,639
7.50%, 09/01/23 (Call 06/01/23)	148	170,426
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	678	706,259
4.90%, 03/15/25 (Call 12/15/24)	808	881,781
5.00%, 09/15/23 (Call 06/15/23)	240	261,077
6.13%, 02/01/41 (Call 08/01/40)	613	669,628
6.20%, 09/15/43 (Call 03/15/43)	322	354,875
6.65%, 10/01/36	150	172,918

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	$365	$378,179
3.15%, 12/15/29 (Call 09/15/29)	788	793,825
3.55%, 10/01/26 (Call 07/01/26)	344	373,089
3.75%, 03/01/28 (Call 12/01/27)	938	984,638
4.68%, 02/15/45 (Call 08/15/44)	280	295,434
4.90%, 10/01/46 (Call 04/01/46)	549	593,224
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	600	614,120
3.55%, 12/15/29 (Call 09/15/29)	704	701,591
3.60%, 11/01/24 (Call 08/01/24)	840	875,808
3.65%, 06/01/22 (Call 03/01/22)	103	105,880
3.80%, 09/15/30 (Call 06/15/30)	50	50,301
3.85%, 10/15/23 (Call 07/15/23)	524	552,290
4.30%, 01/31/43 (Call 07/31/42)	435	381,585
4.50%, 12/15/26 (Call 09/15/26)	555	603,455
4.65%, 10/15/25 (Call 07/15/25)	755	821,264
4.70%, 06/15/44 (Call 12/15/43)	390	361,981
4.90%, 02/15/45 (Call 08/15/44)	310	297,317
5.15%, 06/01/42 (Call 12/01/41)	599	586,909
6.65%, 01/15/37	375	424,559
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	667	753,356
4.68%, 05/01/38 (Call 11/01/37)(b)	295	339,244
4.83%, 05/01/48 (Call 11/01/47)(b)	250	292,550
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	648	712,646
4.50%, 05/15/30 (Call 11/15/29)(b)	1,100	1,258,609
5.00%, 03/15/27 (Call 09/15/26)	492	559,615
5.63%, 04/15/23 (Call 01/15/23)	1,495	1,649,848
5.63%, 03/01/25 (Call 12/01/24)	995	1,158,291
5.75%, 05/15/24 (Call 02/15/24)	1,735	1,985,177
5.88%, 06/30/26 (Call 12/31/25)	1,062	1,277,292
6.25%, 03/15/22 (Call 12/15/21)	425	453,673
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	100	99,037
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	45	49,450
8.00%, 03/01/32	195	278,472
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	695	765,921
3.50%, 03/15/25 (Call 12/15/24)	210	230,896
4.50%, 03/15/45 (Call 09/15/44)	619	726,412
4.75%, 03/15/24 (Call 12/15/23)	414	465,019
5.95%, 09/25/43 (Call 03/25/43)	401	519,974
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	490	506,114
3.90%, 07/15/26 (Call 04/15/26)	515	540,289
4.00%, 10/01/27 (Call 07/01/27)	265	272,488
4.25%, 04/01/24 (Call 01/01/24)	608	647,073
4.65%, 02/15/22	425	443,018
4.95%, 01/15/43 (Call 07/15/42)	337	306,495
5.30%, 04/01/44 (Call 10/01/43)	515	489,174
5.35%, 05/15/45 (Call 11/15/44)	648	622,548
5.40%, 10/01/47 (Call 04/01/47)	918	911,530
5.95%, 12/01/25 (Call 09/01/25)	220	257,825
6.10%, 02/15/42	355	362,462
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	929	1,002,353
4.38%, 03/13/25 (Call 12/13/24)	378	409,276

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	$271	$283,433
7.00%, 03/15/27	100	124,250
7.00%, 10/15/28	468	604,512
Texas Eastern Transmission LP
2.80%, 10/15/22 (Call 07/15/22)(b)	675	691,955
3.50%, 01/15/28 (Call 10/15/27)(b)	510	551,201
4.15%, 01/15/48 (Call 07/15/47)(b)	447	477,527
7.00%, 07/15/32	450	602,141
TransCanada PipeLines Ltd.
2.50%, 08/01/22	707	732,786
3.75%, 10/16/23 (Call 07/16/23)	825	898,284
4.10%, 04/15/30 (Call 01/15/30)	86	99,892
4.25%, 05/15/28 (Call 02/15/28)	1,150	1,340,633
4.63%, 03/01/34 (Call 12/01/33)	884	1,063,763
4.75%, 05/15/38 (Call 11/15/37)	880	1,048,026
4.88%, 01/15/26 (Call 10/15/25)	1,421	1,688,238
4.88%, 05/15/48 (Call 11/15/47)	668	861,153
5.00%, 10/16/43 (Call 04/16/43)	597	731,546
5.10%, 03/15/49 (Call 09/15/48)	684	913,094
5.60%, 03/31/34	255	323,759
5.85%, 03/15/36(a)	255	335,204
6.10%, 06/01/40	823	1,117,249
6.20%, 10/15/37	1,148	1,566,915
7.25%, 08/15/38	240	355,075
7.63%, 01/15/39	836	1,293,271
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(d)	1,100	1,124,420
5.50%, 09/15/79 (Call 09/15/29)(d)	50	53,250
5.63%, 05/20/75 (Call 05/20/25)(d)	200	207,000
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(d)	760	830,368
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	122	132,718
3.95%, 05/15/50 (Call 11/15/49)(b)	80	87,211
4.00%, 03/15/28 (Call 12/15/27)	624	707,383
4.45%, 08/01/42 (Call 02/01/42)	236	266,699
4.60%, 03/15/48 (Call 09/15/47)	679	805,549
5.40%, 08/15/41 (Call 02/15/41)	255	307,518
7.85%, 02/01/26 (Call 11/01/25)	705	921,833
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	471	541,802
4.50%, 03/15/28 (Call 12/15/27)	265	304,939
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	725	756,055
3.50%, 11/15/30 (Call 08/15/30)	760	839,789
3.60%, 03/15/22 (Call 01/15/22)	425	441,375
3.70%, 01/15/23 (Call 10/15/22)	1,141	1,211,163
3.75%, 06/15/27 (Call 03/15/27)	755	834,161
3.90%, 01/15/25 (Call 10/15/24)	1,158	1,276,925
4.00%, 11/15/21 (Call 08/15/21)	194	200,218
4.00%, 09/15/25 (Call 06/15/25)	587	656,287
4.30%, 03/04/24 (Call 12/04/23)	496	544,647
4.50%, 11/15/23 (Call 08/15/23)	669	739,310
4.55%, 06/24/24 (Call 03/24/24)	25	28,086
4.85%, 03/01/48 (Call 09/01/47)	607	705,548
4.90%, 01/15/45 (Call 07/15/44)	525	592,224
5.10%, 09/15/45 (Call 03/15/45)	678	792,965
5.40%, 03/04/44 (Call 09/04/43)	253	296,347
5.75%, 06/24/44 (Call 12/24/43)	410	493,039
5.80%, 11/15/43 (Call 05/15/43)	330	392,984

Security	Par (000)	Value

Pipelines (continued)
6.30%, 04/15/40	$537	$677,519
7.75%, 06/15/31	232	307,317
7.88%, 09/01/21	490	524,940
8.75%, 03/15/32	368	531,027
Series A, 7.50%, 01/15/31	219	288,512

		186,034,226

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	1,355	1,352,415
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	50	57,561
4.87%, 02/15/29 (Call 11/15/28)(b)	875	1,025,776
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	1,154	1,231,006
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	385	485,216
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	540	670,460
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	1,179	1,351,448
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	500	510,169

		6,684,051

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	709	782,397
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	641	743,108
5.25%, 03/15/25 (Call 12/15/24)	501	578,484
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	547	573,693
Ontario Teachers’ Cadillac Fairview Properties Trust, 4.13%, 02/01/29 (Call 11/01/28)(a)(b)	785	886,412

		3,564,094

Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	375	372,870
2.75%, 12/15/29 (Call 09/15/29)(a)	500	544,042
3.38%, 08/15/31 (Call 05/15/31)	867	986,404
3.45%, 04/30/25 (Call 02/28/25)	124	138,073
3.80%, 04/15/26 (Call 02/15/26)	557	636,909
3.90%, 06/15/23 (Call 09/04/20)	225	244,029
3.95%, 01/15/28 (Call 10/15/27)	215	247,848
4.00%, 01/15/24 (Call 12/15/23)	1,634	1,806,439
4.00%, 02/01/50 (Call 08/01/49)	200	244,204
4.30%, 01/15/26 (Call 10/15/25)	50	58,063
4.50%, 07/30/29 (Call 04/30/29)	314	384,193
4.70%, 07/01/30 (Call 04/01/30)	107	132,906
4.85%, 04/15/49 (Call 10/15/48)	348	473,099
4.90%, 12/15/30 (Call 09/15/30)	35	44,472
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	500	499,735
3.30%, 07/15/26 (Call 05/15/26)	480	514,123
3.63%, 11/15/27 (Call 08/15/27)	125	131,853
3.75%, 04/15/23 (Call 01/15/23)	589	617,648
3.88%, 01/30/31 (Call 10/30/30)	272	295,047
4.13%, 07/01/24 (Call 04/01/24)	385	416,401
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	165	188,019
4.90%, 02/15/29 (Call 11/15/28)	667	797,926

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	$525	$532,733
2.10%, 06/15/30 (Call 03/15/30)	433	442,529
2.25%, 01/15/22	925	947,755
2.40%, 03/15/25 (Call 02/15/25)	264	281,413
2.75%, 01/15/27 (Call 11/15/26)	303	329,828
2.90%, 01/15/30 (Call 10/15/29)	563	612,779
2.95%, 01/15/25 (Call 12/15/24)	710	769,946
3.00%, 06/15/23	348	370,523
3.10%, 06/15/50 (Call 12/15/49)	595	612,806
3.13%, 01/15/27 (Call 10/15/26)	999	1,102,477
3.38%, 05/15/24 (Call 04/15/24)	317	345,221
3.38%, 10/15/26 (Call 07/15/26)	496	557,660
3.50%, 01/31/23	786	839,867
3.55%, 07/15/27 (Call 04/15/27)	50	56,384
3.60%, 01/15/28 (Call 10/15/27)	643	728,866
3.70%, 10/15/49 (Call 04/15/49)	387	436,555
3.80%, 08/15/29 (Call 05/15/29)	430	497,409
3.95%, 03/15/29 (Call 12/15/28)	463	537,686
4.00%, 06/01/25 (Call 03/01/25)	801	909,094
4.40%, 02/15/26 (Call 11/15/25)(a)	810	940,424
4.70%, 03/15/22(a)	415	441,493
5.00%, 02/15/24	869	991,081
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	231	244,583
2.45%, 01/15/31 (Call 10/15/30)	340	362,336
2.85%, 03/15/23 (Call 12/15/22)	685	718,406
2.90%, 10/15/26 (Call 07/15/26)	300	327,993
2.95%, 09/15/22 (Call 06/15/22)(a)	200	208,489
2.95%, 05/11/26 (Call 02/11/26)	603	659,271
3.20%, 01/15/28 (Call 10/15/27)	380	423,876
3.30%, 06/01/29 (Call 03/01/29)(a)	330	375,354
3.35%, 05/15/27 (Call 02/15/27)	522	585,451
3.45%, 06/01/25 (Call 03/03/25)	245	274,617
3.50%, 11/15/24 (Call 08/15/24)	200	221,338
3.90%, 10/15/46 (Call 04/15/46)	415	500,810
4.15%, 07/01/47 (Call 01/01/47)	100	126,874
4.20%, 12/15/23 (Call 09/16/23)	124	137,042
4.35%, 04/15/48 (Call 10/15/47)	250	323,817
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	372	401,872
2.90%, 03/15/30 (Call 12/15/29)	815	861,344
3.13%, 09/01/23 (Call 06/01/23)	517	549,213
3.20%, 01/15/25 (Call 10/15/24)	335	364,210
3.25%, 01/30/31 (Call 10/30/30)	131	142,938
3.40%, 06/21/29 (Call 03/21/29)	690	756,246
3.65%, 02/01/26 (Call 11/03/25)	857	956,904
3.80%, 02/01/24 (Call 11/01/23)	1,122	1,219,821
3.85%, 02/01/23 (Call 11/01/22)(a)	1,299	1,387,580
4.50%, 12/01/28 (Call 09/01/28)	864	1,022,615
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	350	361,972
4.10%, 10/01/24 (Call 07/01/24)	135	142,286
4.55%, 10/01/29 (Call 07/01/29)(a)	294	313,950
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	89	91,821
3.65%, 06/15/24 (Call 04/15/24)	430	452,680
3.85%, 02/01/25 (Call 11/01/24)	150	159,090
3.90%, 03/15/27 (Call 12/15/26)	435	455,127
4.05%, 07/01/30 (Call 04/01/30)	1,235	1,327,844

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 06/15/26 (Call 03/15/26)	$100	$108,527
4.13%, 05/15/29 (Call 02/15/29)	80	86,671
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	110	120,671
2.95%, 12/15/22 (Call 09/15/22)(a)	275	287,508
3.35%, 11/01/49 (Call 05/01/49)	315	349,115
4.10%, 10/15/28 (Call 07/15/28)(a)	100	118,514
4.25%, 01/15/24 (Call 10/15/23)	85	93,431
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,015	1,095,636
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	395	412,461
4.15%, 04/01/25 (Call 01/01/25)	200	210,966
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)(a)	765	793,013
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	24	24,365
2.25%, 01/15/31 (Call 10/15/30)	528	540,455
3.10%, 11/15/29 (Call 08/15/29)	50	54,957
3.15%, 07/15/23 (Call 06/15/23)	370	395,325
3.20%, 09/01/24 (Call 07/01/24)	1,157	1,254,944
3.25%, 01/15/51 (Call 07/15/50)	680	706,163
3.30%, 07/01/30 (Call 04/01/30)	120	133,684
3.65%, 09/01/27 (Call 06/01/27)	676	765,944
3.70%, 06/15/26 (Call 03/15/26)	1,288	1,456,415
3.80%, 02/15/28 (Call 11/15/27)	530	605,634
4.00%, 03/01/27 (Call 12/01/26)	220	252,994
4.00%, 11/15/49 (Call 05/15/49)(a)	335	392,166
4.15%, 07/01/50 (Call 01/01/50)	50	59,023
4.30%, 02/15/29 (Call 11/15/28)	769	908,976
4.45%, 02/15/26 (Call 11/15/25)	834	967,921
4.75%, 05/15/47 (Call 11/15/46)	271	346,977
5.20%, 02/15/49 (Call 08/15/48)(a)	519	696,737
5.25%, 01/15/23	1,002	1,110,512
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)(a)	440	470,892
3.13%, 09/01/26 (Call 06/01/26)	127	137,263
4.00%, 11/15/25 (Call 08/15/25)	333	372,871
4.38%, 02/15/29 (Call 11/15/28)	435	509,399
4.80%, 07/15/22 (Call 04/15/22)	130	138,208
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	427	456,010
3.45%, 11/15/29 (Call 08/15/29)	350	382,214
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	267	279,797
3.60%, 07/01/29 (Call 04/01/29)	695	803,714
3.70%, 08/15/27 (Call 05/15/27)	498	569,084
4.45%, 07/15/28 (Call 04/15/28)	667	799,086
4.75%, 10/01/25 (Call 07/01/25)	391	459,321
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	145	145,157
2.88%, 11/15/29 (Call 08/15/29)	290	318,776
3.05%, 03/01/50 (Call 09/01/49)	570	618,928
3.38%, 12/15/27 (Call 09/15/27)	227	255,240
3.63%, 04/15/23 (Call 01/15/23)(a)	150	159,575
3.75%, 12/01/24 (Call 09/01/24)(a)	378	418,160
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	518	458,157
4.50%, 04/01/25 (Call 01/01/25)	299	289,017
4.50%, 06/01/27 (Call 03/01/27)	338	317,258

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 12/15/26 (Call 09/15/26)	$370	$356,846
4.95%, 04/15/28 (Call 01/15/28)	230	223,102
5.25%, 07/15/23 (Call 04/15/23)	150	150,535
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	205	207,663
1.80%, 07/15/27 (Call 05/15/27)	50	50,792
2.15%, 07/15/30 (Call 04/15/30)	500	512,690
2.63%, 11/18/24 (Call 10/18/24)	511	546,847
2.90%, 11/18/26 (Call 09/18/26)(a)	1,450	1,582,762
3.00%, 07/15/50 (Call 01/15/50)	685	695,567
3.20%, 11/18/29 (Call 08/18/29)	375	413,666
5.38%, 05/15/27 (Call 05/15/22)	1,321	1,444,844
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	528	568,341
2.85%, 11/01/26 (Call 08/01/26)	380	420,833
3.00%, 07/01/29 (Call 04/01/29)(a)	616	683,550
3.25%, 08/01/27 (Call 05/01/27)(a)	75	83,622
3.50%, 03/01/28 (Call 12/01/27)	415	472,262
4.00%, 08/01/47 (Call 02/01/47)(a)	120	147,570
4.15%, 12/01/28 (Call 09/01/28)(a)	488	581,746
4.50%, 07/01/44 (Call 01/01/44)	615	792,254
4.50%, 06/01/45 (Call 12/01/44)	230	296,345
4.63%, 12/15/21 (Call 09/15/21)	247	257,567
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	180	191,489
3.00%, 01/15/30 (Call 10/15/29)(a)	727	787,760
3.25%, 05/01/23 (Call 02/01/23)	155	164,034
3.38%, 04/15/26 (Call 01/15/26)	178	198,954
3.50%, 04/01/25 (Call 01/01/25)	175	193,517
3.63%, 08/15/22 (Call 09/14/20)	500	526,483
3.63%, 05/01/27 (Call 02/01/27)	425	476,033
3.88%, 05/01/24 (Call 02/01/24)	450	493,162
4.00%, 03/01/29 (Call 12/01/28)	500	582,664
4.50%, 03/15/48 (Call 09/15/47)	100	129,442
Federal Realty Investment Trust
2.75%, 06/01/23 (Call 03/01/23)	150	155,492
3.20%, 06/15/29 (Call 03/15/29)	300	316,406
3.50%, 06/01/30 (Call 03/01/30)	282	305,584
3.63%, 08/01/46 (Call 02/01/46)	172	173,626
3.95%, 01/15/24 (Call 10/15/23)	145	157,438
4.50%, 12/01/44 (Call 06/01/44)	612	707,098
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	65	65,731
4.00%, 01/15/30 (Call 10/15/29)	360	373,536
4.00%, 01/15/31 (Call 10/15/30)	40	41,432
5.25%, 06/01/25 (Call 03/01/25)	999	1,080,598
5.30%, 01/15/29 (Call 10/15/28)	408	451,240
5.38%, 11/01/23 (Call 08/01/23)	560	600,012
5.38%, 04/15/26 (Call 01/15/26)	880	976,576
5.75%, 06/01/28 (Call 03/03/28)	640	727,910
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	100	109,155
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)(a)	280	300,655
3.88%, 05/01/25 (Call 02/01/25)	400	431,792
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)(a)	950	1,004,229
3.50%, 08/01/26 (Call 05/01/26)	135	148,593
3.75%, 07/01/27 (Call 04/01/27)	145	158,188

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	$118	$126,110
3.00%, 01/15/30 (Call 10/15/29)(a)	630	685,662
3.25%, 07/15/26 (Call 05/15/26)	225	251,903
3.40%, 02/01/25 (Call 11/01/24)(a)	521	574,415
3.50%, 07/15/29 (Call 04/15/29)	425	477,217
3.88%, 08/15/24 (Call 05/17/24)	587	654,305
4.00%, 06/01/25 (Call 03/01/25)	489	551,176
4.20%, 03/01/24 (Call 12/01/23)(a)	445	491,236
4.25%, 11/15/23 (Call 08/15/23)	50	54,730
6.75%, 02/01/41 (Call 08/01/40)	260	374,386
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	549	568,439
4.13%, 03/15/28 (Call 12/15/27)	272	299,671
4.20%, 04/15/29 (Call 01/15/29)	459	514,104
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	483	502,101
Series D, 3.75%, 10/15/23 (Call 07/15/23)	515	534,518
Series E, 4.00%, 06/15/25 (Call 03/15/25)	395	413,009
Series F, 4.50%, 02/01/26 (Call 11/01/25)	250	265,567
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	571	555,380
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	150	154,363
3.95%, 11/01/27 (Call 08/01/27)	395	427,375
4.65%, 04/01/29 (Call 01/01/29)	75	84,678
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	155	151,976
3.05%, 02/15/30 (Call 11/15/29)(a)	65	67,625
3.45%, 12/15/24 (Call 09/15/24)	225	238,968
4.25%, 08/15/29 (Call 05/15/29)(a)	555	625,569
4.38%, 10/01/25 (Call 07/01/25)	250	276,663
4.75%, 12/15/28 (Call 09/15/28)(a)	475	550,346
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	30	31,187
2.70%, 10/01/30 (Call 07/01/30)	22	22,450
2.80%, 10/01/26 (Call 07/01/26)(a)	122	127,964
3.30%, 02/01/25 (Call 12/01/24)	569	610,658
3.40%, 11/01/22 (Call 09/01/22)(a)	530	557,351
3.70%, 10/01/49 (Call 04/01/49)(a)	196	193,316
3.80%, 04/01/27 (Call 01/01/27)	325	354,827
4.13%, 12/01/46 (Call 06/01/46)	351	366,781
4.25%, 04/01/45 (Call 10/01/44)(a)	589	625,943
4.45%, 09/01/47 (Call 03/01/47)	183	199,271
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	558	620,348
4.00%, 06/15/29 (Call 03/15/29)	433	488,057
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)(a)	380	416,198
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	80	78,701
2.75%, 03/15/30 (Call 12/15/29)(a)	240	258,461
3.60%, 06/01/27 (Call 03/01/27)	225	252,804
3.75%, 06/15/24 (Call 03/15/24)	15	16,314
3.95%, 03/15/29 (Call 12/15/28)	108	125,396
4.20%, 06/15/28 (Call 03/15/28)	545	634,809
4.30%, 10/15/23 (Call 07/15/23)(a)	305	333,484
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	164	161,302
3.10%, 04/15/50 (Call 10/15/49)	40	35,451
3.30%, 04/15/23 (Call 01/15/23)	246	258,555
3.50%, 10/15/27 (Call 07/15/27)	35	37,231

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 12/15/26 (Call 09/15/26)	$576	$624,542
4.00%, 11/15/25 (Call 08/15/25)	245	274,089
4.30%, 10/15/28 (Call 07/15/28)(a)	472	526,860
4.80%, 10/15/48 (Call 04/15/48)	270	312,465
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	440	441,496
4.25%, 05/15/24 (Call 02/15/24)	524	530,610
4.50%, 02/01/25 (Call 11/01/24)(a)	327	331,263
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)(a)	263	265,033
4.38%, 08/01/23 (Call 06/01/23)	623	670,248
4.50%, 01/15/25 (Call 10/15/24)	10	10,497
4.50%, 04/01/27 (Call 01/01/27)	765	811,708
4.75%, 01/15/28 (Call 10/15/27)	347	374,588
4.95%, 04/01/24 (Call 01/01/24)	100	106,876
5.25%, 01/15/26 (Call 10/15/25)	349	382,795
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	475	492,899
4.30%, 03/15/27 (Call 12/15/26)	308	326,817
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	150	147,138
2.13%, 04/15/27 (Call 02/15/27)	82	87,642
2.13%, 10/15/50 (Call 04/15/50)	305	281,034
2.25%, 04/15/30 (Call 01/15/30)	286	304,936
3.00%, 04/15/50 (Call 10/15/49)	364	396,205
3.25%, 10/01/26 (Call 07/01/26)	400	452,470
3.75%, 11/01/25 (Call 08/01/25)	939	1,076,499
4.25%, 08/15/23 (Call 09/08/20)	617	680,176
4.38%, 02/01/29 (Call 11/01/28)	365	448,209
4.38%, 09/15/48 (Call 03/15/48)	330	449,636
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	248	257,608
3.09%, 09/15/27 (Call 06/15/27)	320	362,496
3.39%, 05/01/29 (Call 02/01/29)	380	442,656
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	641	693,312
3.25%, 10/15/22 (Call 07/15/22)	1,360	1,430,473
3.25%, 06/15/29 (Call 03/15/29)(a)	441	485,334
3.25%, 01/15/31 (Call 10/15/30)	515	571,794
3.65%, 01/15/28 (Call 10/15/27)	315	351,801
3.88%, 07/15/24 (Call 04/15/24)	113	125,116
3.88%, 04/15/25 (Call 02/15/25)	751	850,488
4.13%, 10/15/26 (Call 07/15/26)	550	638,704
4.65%, 08/01/23 (Call 05/01/23)	595	661,789
4.65%, 03/15/47 (Call 09/15/46)	361	470,578
Regency Centers Corp., 3.75%, 11/15/22 (Call 09/02/20)(a)	280	298,011
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	1,551	1,600,199
3.60%, 02/01/27 (Call 11/01/26)	178	190,859
3.70%, 06/15/30 (Call 03/15/30)	57	62,742
4.13%, 03/15/28 (Call 12/15/27)(a)	80	89,053
4.40%, 02/01/47 (Call 08/01/46)(a)	158	176,667
4.65%, 03/15/49 (Call 09/15/48)	265	310,994
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23 (Call 09/15/23)	515	535,664
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)(a)	330	329,076
Sabra Health Care LP 3.90%, 10/15/29 (Call 07/15/29)(a)	371	360,553

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.80%, 06/01/24 (Call 05/01/24)	$297	$309,935
5.13%, 08/15/26 (Call 05/15/26)	453	493,492
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	300	314,502
3.50%, 02/12/25 (Call 11/14/24)(b)	595	629,374
3.63%, 01/28/26 (Call 12/28/25)(b)	80	85,498
4.38%, 05/28/30 (Call 02/28/30)(b)	1,000	1,125,342
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	227	234,788
2.35%, 01/30/22 (Call 10/30/21)	79	80,578
2.45%, 09/13/29 (Call 06/13/29)	754	752,534
2.63%, 06/15/22 (Call 03/15/22)(a)	1,195	1,229,067
2.75%, 02/01/23 (Call 11/01/22)(a)	767	797,973
2.75%, 06/01/23 (Call 03/01/23)	86	89,949
3.25%, 11/30/26 (Call 08/30/26)	659	723,857
3.25%, 09/13/49 (Call 03/13/49)	1,000	948,999
3.30%, 01/15/26 (Call 10/15/25)	725	792,476
3.38%, 10/01/24 (Call 07/01/24)	679	736,811
3.38%, 06/15/27 (Call 03/15/27)(a)	594	639,472
3.38%, 12/01/27 (Call 09/01/27)	516	557,613
3.50%, 09/01/25 (Call 06/01/25)	213	234,320
3.75%, 02/01/24 (Call 11/01/23)	93	100,882
4.25%, 10/01/44 (Call 04/01/44)	166	182,544
4.25%, 11/30/46 (Call 05/30/46)	200	222,120
4.75%, 03/15/42 (Call 09/15/41)	473	556,770
6.75%, 02/01/40 (Call 11/01/39)	566	804,146
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	448	458,666
4.25%, 02/01/26 (Call 11/01/25)(a)	428	445,390
4.70%, 06/01/27 (Call 03/01/27)(a)	370	389,990
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	523	534,195
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)(a)	651	648,837
4.00%, 07/15/29 (Call 04/15/29)	117	122,682
4.45%, 09/15/26 (Call 06/15/26)	409	442,650
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	375	396,595
4.63%, 03/15/29 (Call 12/15/28)	425	453,628
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	468	440,457
3.75%, 12/01/24 (Call 09/01/24)(a)	260	255,909
3.88%, 12/01/23 (Call 09/01/23)	350	348,177
3.88%, 07/15/27 (Call 04/15/27)	295	281,866
Trust F/1401
4.87%, 01/15/30 (Call 10/30/29)(a)(b)	320	324,800
6.39%, 01/15/50 (Call 07/15/49)(b)	600	619,200
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	30	30,107
2.95%, 09/01/26 (Call 06/01/26)	377	407,305
3.00%, 08/15/31 (Call 05/15/31)	446	489,445
3.10%, 11/01/34 (Call 08/01/34)	255	275,878
3.20%, 01/15/30 (Call 10/15/29)(a)	625	695,231
3.50%, 07/01/27 (Call 04/01/27)	75	82,738
3.50%, 01/15/28 (Call 10/15/27)	365	406,936
4.40%, 01/26/29 (Call 10/26/28)(a)	190	226,264
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	435	454,126
3.00%, 01/15/30 (Call 10/15/29)	432	436,711
3.10%, 01/15/23 (Call 12/15/22)	630	654,284

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.13%, 06/15/23 (Call 03/15/23)	$208	$216,665
3.25%, 10/15/26 (Call 07/15/26)	556	593,168
3.50%, 04/15/24 (Call 03/15/24)	439	469,333
3.50%, 02/01/25 (Call 11/01/24)	524	564,606
3.75%, 05/01/24 (Call 02/01/24)	377	403,759
3.85%, 04/01/27 (Call 01/01/27)	350	377,913
4.00%, 03/01/28 (Call 12/01/27)	90	97,395
4.13%, 01/15/26 (Call 10/15/25)	265	297,513
4.38%, 02/01/45 (Call 08/01/44)	185	191,611
4.40%, 01/15/29 (Call 10/15/28)(a)	430	482,182
4.75%, 11/15/30 (Call 08/15/30)	50	57,168
4.88%, 04/15/49 (Call 10/15/48)	305	336,733
5.70%, 09/30/43 (Call 03/30/43)	212	250,740
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	658	680,470
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	355	357,370
3.40%, 01/15/28 (Call 11/15/27)	350	362,658
3.95%, 08/15/27 (Call 05/15/27)	624	669,474
4.60%, 02/06/24 (Call 11/06/23)	817	879,052
4.63%, 11/01/25 (Call 09/01/25)	359	398,041
4.88%, 06/01/26 (Call 03/01/26)	245	273,491
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	1,165	1,209,649
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	589	586,464
3.15%, 04/05/22 (Call 03/05/22)(b)	395	401,782
3.50%, 06/15/29 (Call 03/15/29)(b)	385	386,552
4.13%, 09/20/28 (Call 06/20/28)(b)	501	517,119
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	400	401,047
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	530	554,444
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	290	295,454
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)(a)	100	102,147
3.50%, 04/15/23 (Call 01/15/23)	100	102,699
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	643	684,161
3.10%, 01/15/30 (Call 10/15/29)	714	751,075
3.63%, 03/15/24 (Call 02/15/24)	804	869,462
3.75%, 03/15/23 (Call 12/15/22)	466	493,085
4.00%, 06/01/25 (Call 03/01/25)	780	878,759
4.13%, 03/15/29 (Call 12/15/28)	162	182,155
4.25%, 04/01/26 (Call 01/01/26)	569	650,231
4.25%, 04/15/28 (Call 01/15/28)	782	886,447
4.50%, 01/15/24 (Call 10/15/23)(a)	860	942,898
4.95%, 09/01/48 (Call 03/01/48)(a)	230	278,477
5.13%, 03/15/43 (Call 09/15/42)	85	94,843
6.50%, 03/15/41 (Call 09/15/40)	200	261,301
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 09/28/20)(a)	310	327,200
4.00%, 11/15/29 (Call 08/15/29)(a)	122	140,177
4.00%, 04/15/30 (Call 01/15/30)	80	93,108
4.63%, 09/15/23	280	311,826
6.88%, 12/15/33	520	711,749
7.38%, 03/15/32	808	1,173,762
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)(a)	435	468,211
4.00%, 02/01/25 (Call 11/01/24)	450	491,201
4.60%, 04/01/24 (Call 01/01/24)	275	302,277

		170,597,929

Security	Par (000)	Value

Retail — 2.8%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 09/16/20)	$557	$579,014
4.50%, 12/01/23 (Call 09/01/23)	509	555,586
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)(b)	385	397,418
2.95%, 01/25/30 (Call 10/25/29)(b)	879	946,603
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	951	1,050,844
3.80%, 01/25/50 (Call 07/25/49)(b)	595	643,436
4.50%, 07/26/47 (Call 01/26/47)(b)	435	525,023
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	215	228,026
3.80%, 11/15/27 (Call 08/15/27)	495	532,914
4.50%, 10/01/25 (Call 07/01/25)	770	856,170
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(a)	260	272,908
3.13%, 07/15/23 (Call 04/15/23)(a)	699	746,981
3.13%, 04/21/26 (Call 01/21/26)	188	207,256
3.25%, 04/15/25 (Call 01/15/25)	306	337,512
3.70%, 04/15/22 (Call 01/15/22)(a)	416	434,609
3.75%, 06/01/27 (Call 03/01/27)	723	825,977
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	1,005	1,189,321
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	74	75,630
1.60%, 04/20/30 (Call 01/20/30)	262	266,945
1.75%, 04/20/32 (Call 01/20/32)	1,395	1,436,352
2.30%, 05/18/22 (Call 04/18/22)(a)	426	440,996
2.75%, 05/18/24 (Call 03/18/24)	877	948,831
3.00%, 05/18/27 (Call 02/18/27)	1,067	1,201,317
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	595	613,844
4.55%, 02/15/48 (Call 08/15/47)(a)	445	426,532
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	854	907,500
3.50%, 04/03/30 (Call 01/03/30)	1,000	1,144,337
3.88%, 04/15/27 (Call 01/15/27)	917	1,059,161
4.13%, 05/01/28 (Call 02/01/28)	51	60,178
4.13%, 04/03/50 (Call 10/03/49)	265	319,170
4.15%, 11/01/25 (Call 08/01/25)	735	849,761
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	698	752,346
4.00%, 05/15/25 (Call 03/15/25)	1,544	1,751,228
4.20%, 05/15/28 (Call 02/15/28)	1,215	1,433,731
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	1,673	1,805,999
2.50%, 04/15/27 (Call 02/15/27)	533	583,770
2.63%, 06/01/22 (Call 05/01/22)	661	687,210
2.70%, 04/01/23 (Call 01/01/23)	1,153	1,217,499
2.70%, 04/15/30 (Call 01/15/30)	215	238,818
2.80%, 09/14/27 (Call 06/14/27)	278	308,900
2.95%, 06/15/29 (Call 03/15/29)	1,484	1,673,165
3.00%, 04/01/26 (Call 01/01/26)	872	980,701
3.13%, 12/15/49 (Call 06/15/49)	569	626,543
3.25%, 03/01/22	595	621,991
3.30%, 04/15/40 (Call 10/15/39)	510	582,611
3.35%, 09/15/25 (Call 06/15/25)	1,200	1,352,818
3.35%, 04/15/50 (Call 10/15/49)	1,100	1,257,748
3.50%, 09/15/56 (Call 03/15/56)	336	400,613
3.75%, 02/15/24 (Call 11/15/23)	767	848,609
3.90%, 12/06/28 (Call 09/06/28)	763	912,203
3.90%, 06/15/47 (Call 12/15/46)	637	777,993

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/43 (Call 10/01/42)	$688	$864,491
4.25%, 04/01/46 (Call 10/01/45)	1,342	1,721,002
4.40%, 03/15/45 (Call 09/15/44)	1,056	1,360,349
4.50%, 12/06/48 (Call 06/06/48)	1,330	1,779,697
4.88%, 02/15/44 (Call 08/15/43)	559	759,454
5.40%, 09/15/40 (Call 03/15/40)	305	432,981
5.88%, 12/16/36	1,345	2,013,909
5.95%, 04/01/41 (Call 10/01/40)(a)	1,154	1,753,003
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	831	820,001
5.55%, 07/17/45 (Call 01/17/45)	393	358,853
9.50%, 05/15/25 (Call 04/15/25)	55	66,232
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,425	1,549,825
3.10%, 05/03/27 (Call 02/03/27)	869	970,265
3.12%, 04/15/22 (Call 01/15/22)(a)	637	661,437
3.13%, 09/15/24 (Call 06/15/24)(a)	500	546,413
3.38%, 09/15/25 (Call 06/15/25)	338	378,782
3.65%, 04/05/29 (Call 01/05/29)	582	674,334
3.70%, 04/15/46 (Call 10/15/45)	1,034	1,173,332
3.88%, 09/15/23 (Call 06/15/23)	75	82,214
4.00%, 04/15/25 (Call 03/15/25)	238	271,716
4.05%, 05/03/47 (Call 11/03/46)	998	1,192,143
4.25%, 09/15/44 (Call 03/15/44)	510	605,414
4.38%, 09/15/45 (Call 03/15/45)	492	597,957
4.50%, 04/15/30 (Call 01/15/30)	548	680,055
4.55%, 04/05/49 (Call 10/05/48)	1,261	1,622,526
4.65%, 04/15/42 (Call 10/15/41)	717	910,860
5.00%, 04/15/40 (Call 10/15/39)	165	218,375
5.00%, 09/15/43 (Call 03/15/43)	160	201,956
5.13%, 04/15/50 (Call 10/15/49)	605	838,626
5.50%, 10/15/35(a)	440	606,513
6.50%, 03/15/29	365	493,949
6.88%, 02/15/28(a)	125	168,662
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	105	108,490
2.13%, 03/01/30 (Call 12/01/29)	475	494,220
2.63%, 01/15/22	683	704,806
2.63%, 09/01/29 (Call 06/01/29)	1,099	1,195,662
3.25%, 06/10/24(a)	884	971,074
3.30%, 07/01/25 (Call 06/01/25)	590	659,721
3.35%, 04/01/23 (Call 03/01/23)	580	621,470
3.38%, 05/26/25 (Call 02/26/25)	825	922,365
3.50%, 03/01/27 (Call 12/01/26)	85	96,372
3.50%, 07/01/27 (Call 05/01/27)	675	771,670
3.60%, 07/01/30 (Call 04/01/30)	810	939,914
3.63%, 05/01/43	290	322,061
3.63%, 09/01/49 (Call 03/01/49)	806	910,126
3.70%, 01/30/26 (Call 10/30/25)	1,070	1,222,906
3.70%, 02/15/42	545	608,973
3.80%, 04/01/28 (Call 01/01/28)	817	950,386
4.20%, 04/01/50 (Call 10/01/49)	490	597,982
4.45%, 03/01/47 (Call 09/01/46)	764	952,639
4.45%, 09/01/48 (Call 03/01/48)	688	861,998
4.60%, 05/26/45 (Call 11/26/44)	797	1,000,646
4.70%, 12/09/35 (Call 06/09/35)	888	1,134,439
4.88%, 07/15/40	50	65,066
4.88%, 12/09/45 (Call 06/09/45)(a)	1,108	1,444,221
5.70%, 02/01/39	418	586,178
6.30%, 10/15/37	521	767,971

Security	Par (000)	Value

Retail (continued)
6.30%, 03/01/38	$593	$882,543
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	350	307,293
4.38%, 04/01/30 (Call 01/01/30)	67	54,116
5.00%, 01/15/44 (Call 07/15/43)(a)	240	168,719
6.95%, 03/15/28	95	96,643
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	204	232,728
3.60%, 09/01/27 (Call 06/01/27)	175	200,968
3.85%, 06/15/23 (Call 03/15/23)	50	53,835
3.90%, 06/01/29 (Call 03/01/29)(a)	561	656,937
4.20%, 04/01/30 (Call 01/01/30)	17	20,469
4.35%, 06/01/28 (Call 03/01/28)	50	59,222
4.63%, 09/15/21 (Call 06/15/21)	252	259,688
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	85	91,618
4.60%, 04/15/25 (Call 03/15/25)	258	297,299
4.70%, 04/15/27 (Call 02/15/27)	88	103,268
4.80%, 04/15/30 (Call 01/15/30)	1,055	1,273,552
5.45%, 04/15/50 (Call 10/15/49)	210	270,020
Starbucks Corp.
1.30%, 05/07/22	120	121,893
2.00%, 03/12/27 (Call 01/12/27)	245	257,012
2.25%, 03/12/30 (Call 12/12/29)	64	66,192
2.45%, 06/15/26 (Call 03/15/26)(a)	606	656,984
2.55%, 11/15/30 (Call 08/15/30)	1,565	1,660,784
2.70%, 06/15/22 (Call 04/15/22)	1,099	1,139,292
3.10%, 03/01/23 (Call 02/01/23)	942	1,002,211
3.35%, 03/12/50 (Call 09/12/49)	15	15,369
3.50%, 03/01/28 (Call 12/01/27)	664	750,607
3.50%, 11/15/50 (Call 05/15/50)	55	58,368
3.55%, 08/15/29 (Call 05/15/29)(a)	896	1,031,816
3.75%, 12/01/47 (Call 06/01/47)	525	573,868
3.80%, 08/15/25 (Call 06/15/25)	1,681	1,911,900
3.85%, 10/01/23 (Call 07/01/23)	1,444	1,583,352
4.00%, 11/15/28 (Call 08/15/28)	117	137,961
4.30%, 06/15/45 (Call 12/15/44)	280	329,730
4.45%, 08/15/49 (Call 02/15/49)	745	904,030
4.50%, 11/15/48 (Call 05/15/48)	962	1,185,034
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	230	246,680
2.50%, 04/15/26	735	805,492
2.65%, 09/15/30 (Call 06/15/30)	311	345,993
2.90%, 01/15/22	520	538,731
3.38%, 04/15/29 (Call 01/15/29)(a)	1,297	1,514,436
3.50%, 07/01/24	593	659,382
3.63%, 04/15/46	849	1,050,306
3.90%, 11/15/47 (Call 05/15/47)	902	1,175,994
4.00%, 07/01/42(a)	1,126	1,449,006
6.35%, 11/01/32(a)	190	281,765
6.50%, 10/15/37(a)	113	174,952
7.00%, 01/15/38	340	553,389
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	25	30,680
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	1,030	1,100,359
2.50%, 05/15/23 (Call 02/15/23)	1,000	1,051,808
3.50%, 04/15/25 (Call 03/15/25)	221	246,741
3.75%, 04/15/27 (Call 02/15/27)	75	86,309
3.88%, 04/15/30 (Call 01/15/30)	75	89,104
4.50%, 04/15/50 (Call 10/15/49)	581	739,150

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walgreen Co.
3.10%, 09/15/22	$760	$798,346
4.40%, 09/15/42	320	338,198
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	1,000	1,061,199
3.30%, 11/18/21 (Call 09/18/21)	101	103,966
3.45%, 06/01/26 (Call 03/01/26)	767	843,326
3.80%, 11/18/24 (Call 08/18/24)	1,514	1,672,118
4.10%, 04/15/50 (Call 10/15/49)	500	503,010
4.50%, 11/18/34 (Call 05/18/34)	123	141,258
4.65%, 06/01/46 (Call 12/01/45)	145	155,637
4.80%, 11/18/44 (Call 05/18/44)	614	675,885
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	1,573	1,646,132
2.38%, 09/24/29 (Call 06/24/29)(a)	985	1,083,294
2.55%, 04/11/23 (Call 01/11/23)(a)	1,984	2,094,750
2.65%, 12/15/24 (Call 10/15/24)	1,033	1,122,029
2.85%, 07/08/24 (Call 06/08/24)	726	789,443
2.95%, 09/24/49 (Call 03/24/49)	1,014	1,126,858
3.05%, 07/08/26 (Call 05/08/26)	933	1,052,681
3.25%, 07/08/29 (Call 04/08/29)	587	686,132
3.30%, 04/22/24 (Call 01/22/24)	1,653	1,807,343
3.40%, 06/26/23 (Call 05/26/23)	1,122	1,216,275
3.55%, 06/26/25 (Call 04/26/25)	1,315	1,498,812
3.63%, 12/15/47 (Call 06/15/47)	1,300	1,598,874
3.70%, 06/26/28 (Call 03/26/28)	1,387	1,642,597
3.95%, 06/28/38 (Call 12/28/37)	1,069	1,336,248
4.00%, 04/11/43 (Call 10/11/42)	945	1,186,709
4.05%, 06/29/48 (Call 12/29/47)	1,396	1,814,045
4.30%, 04/22/44 (Call 10/22/43)	665	885,499
4.75%, 10/02/43 (Call 04/02/43)	290	390,430
4.88%, 07/08/40(a)	350	477,742
5.00%, 10/25/40	285	401,703
5.25%, 09/01/35	791	1,142,652
5.63%, 04/01/40	515	758,989
5.63%, 04/15/41	809	1,229,120
5.88%, 04/05/27(a)	211	275,796
6.20%, 04/15/38	330	519,073
6.50%, 08/15/37	220	350,495
7.55%, 02/15/30(a)	475	738,543

		149,902,135

Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	500	500,180
3.62%, 04/26/23 (Call 04/26/22)(b)(d)	810	847,034
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(d)	430	458,279
3.90%, 07/21/25(a)(b)	725	821,764
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(d)	425	488,103
4.00%, 09/14/26(b)	200	220,028
4.13%, 10/18/32 (Call 10/18/27)(b)(d)	710	776,599
4.30%, 03/08/29 (Call 03/08/28)(b)(d)	605	695,146
4.36%, 08/01/24 (Call 08/01/23)(b)(d)	1,140	1,248,225
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	295	313,262

		6,368,620

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	860	957,763
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	780	798,802

Security	Par (000)	Value

Semiconductors (continued)
2.88%, 06/01/23 (Call 03/01/23)	$643	$680,528
2.95%, 04/01/25 (Call 03/01/25)	85	93,095
3.13%, 12/05/23 (Call 10/05/23)	242	260,939
3.50%, 12/05/26 (Call 09/05/26)	259	294,595
3.90%, 12/15/25 (Call 09/15/25)	905	1,039,440
4.50%, 12/05/36 (Call 06/05/36)	25	30,393
5.30%, 12/15/45 (Call 06/15/45)	235	331,919
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	115	119,348
2.75%, 06/01/50 (Call 12/01/49)	220	234,709
3.30%, 04/01/27 (Call 01/01/27)	968	1,106,499
3.90%, 10/01/25 (Call 07/01/25)	360	414,621
4.35%, 04/01/47 (Call 10/01/46)(a)	435	590,601
5.10%, 10/01/35 (Call 04/01/35)	458	644,774
5.85%, 06/15/41	740	1,138,931
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	1,645	1,711,608
3.13%, 01/15/25 (Call 11/15/24)	634	680,311
3.50%, 01/15/28 (Call 10/15/27)	1,059	1,146,457
3.63%, 01/15/24 (Call 11/15/23)(a)	2,176	2,350,534
3.88%, 01/15/27 (Call 10/15/26)	2,705	3,000,190
Broadcom Inc.
2.25%, 11/15/23	1,050	1,091,690
3.13%, 10/15/22	1,250	1,311,271
3.15%, 11/15/25 (Call 10/15/25)	730	790,891
3.46%, 09/15/26 (Call 07/15/26)	45	49,318
3.63%, 10/15/24 (Call 09/15/24)	1,288	1,411,853
4.11%, 09/15/28 (Call 06/15/28)	1,040	1,163,933
4.15%, 11/15/30 (Call 08/15/30)	1,995	2,249,008
4.25%, 04/15/26 (Call 02/15/26)	2,594	2,942,296
4.30%, 11/15/32 (Call 08/15/32)	1,305	1,502,331
4.70%, 04/15/25 (Call 03/15/25)	1,575	1,800,296
4.75%, 04/15/29 (Call 01/15/29)	1,740	2,042,182
5.00%, 04/15/30 (Call 01/15/30)	40	47,626
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	800	827,753
2.45%, 11/15/29 (Call 08/15/29)	905	985,037
2.60%, 05/19/26 (Call 02/19/26)	841	924,872
2.70%, 12/15/22	999	1,055,114
2.88%, 05/11/24 (Call 03/11/24)	1,345	1,456,220
3.10%, 07/29/22	747	787,887
3.10%, 02/15/60 (Call 08/15/59)	528	565,520
3.15%, 05/11/27 (Call 02/11/27)(a)	1,522	1,714,467
3.25%, 11/15/49 (Call 05/15/49)	1,310	1,466,512
3.40%, 03/25/25 (Call 02/25/25)	1,024	1,148,896
3.70%, 07/29/25 (Call 04/29/25)(a)	1,093	1,245,568
3.73%, 12/08/47 (Call 06/08/47)	2,059	2,455,054
3.75%, 03/25/27 (Call 01/25/27)	690	807,404
3.90%, 03/25/30 (Call 12/25/29)	240	291,595
4.00%, 12/15/32	811	1,021,994
4.10%, 05/19/46 (Call 11/19/45)	846	1,052,474
4.10%, 05/11/47 (Call 11/11/46)(a)	710	896,463
4.60%, 03/25/40 (Call 09/25/39)	75	99,772
4.75%, 03/25/50 (Call 09/25/49)(a)	2,147	2,973,637
4.90%, 07/29/45 (Call 01/29/45)	249	341,812
4.95%, 03/25/60 (Call 09/25/59)	595	857,202
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	780	831,772
4.10%, 03/15/29 (Call 12/15/28)(a)	808	971,241
4.65%, 11/01/24 (Call 08/01/24)	560	643,302

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.00%, 03/15/49 (Call 09/15/48)	$300	$400,244
5.65%, 11/01/34 (Call 07/01/34)	478	629,852
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	120	124,292
2.88%, 06/15/50 (Call 12/15/49)	645	681,833
3.13%, 06/15/60 (Call 12/15/59)	680	745,053
3.75%, 03/15/26 (Call 01/15/26)	772	888,447
3.80%, 03/15/25 (Call 12/15/24)	678	766,288
4.00%, 03/15/29 (Call 12/15/28)	1,095	1,311,383
4.88%, 03/15/49 (Call 09/15/48)	355	509,084
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	709	765,309
4.88%, 06/22/28 (Call 03/22/28)	489	589,329
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	622	658,704
3.45%, 06/15/27 (Call 03/15/27)	169	187,503
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	100	107,768
Micron Technology Inc.
2.50%, 04/24/23	90	93,898
4.19%, 02/15/27 (Call 12/15/26)	576	660,421
4.64%, 02/06/24 (Call 01/06/24)	488	542,863
4.66%, 02/15/30 (Call 11/15/29)	698	813,670
4.98%, 02/06/26 (Call 12/06/25)	899	1,048,492
5.33%, 02/06/29 (Call 11/06/28)(a)	747	892,888
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,295	1,318,437
2.85%, 04/01/30 (Call 01/01/30)	1,200	1,337,852
3.20%, 09/16/26 (Call 06/16/26)	825	933,175
3.50%, 04/01/40 (Call 10/01/39)	325	374,889
3.50%, 04/01/50 (Call 10/01/49)	1,885	2,134,370
3.70%, 04/01/60 (Call 10/01/59)	65	76,110
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	575	610,060
4.63%, 06/15/22(b)	1,182	1,260,460
4.63%, 06/01/23(b)	1,355	1,487,990
4.88%, 03/01/24 (Call 02/01/24)(b)	977	1,098,302
5.35%, 03/01/26 (Call 01/01/26)(b)	465	556,309
5.55%, 12/01/28 (Call 09/01/28)(b)	228	286,158
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	70	74,613
3.15%, 05/01/27 (Call 03/01/27)(a)(b)	25	27,345
3.40%, 05/01/30 (Call 02/01/30)(b)	90	99,773
3.88%, 06/18/26 (Call 04/18/26)(b)	730	822,564
4.30%, 06/18/29 (Call 03/18/29)(b)	335	390,330
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(b)	3,197	3,207,724
1.65%, 05/20/32 (Call 02/20/32)(b)	1,077	1,074,264
2.15%, 05/20/30 (Call 02/20/30)	380	401,187
3.25%, 05/20/27 (Call 02/20/27)	1,428	1,613,411
3.25%, 05/20/50 (Call 11/20/49)	351	395,057
4.30%, 05/20/47 (Call 11/20/46)	1,274	1,627,899
4.65%, 05/20/35 (Call 11/20/34)(a)	673	905,549
4.80%, 05/20/45 (Call 11/20/44)	950	1,293,371
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	119	123,395
1.75%, 05/04/30 (Call 02/04/30)	90	93,007
1.85%, 05/15/22 (Call 04/15/22)(a)	275	282,052
2.25%, 05/01/23 (Call 02/01/23)(a)	145	151,871
2.25%, 09/04/29 (Call 06/04/29)	899	964,015

Security	Par (000)	Value

Semiconductors (continued)
2.90%, 11/03/27 (Call 08/03/27)(a)	$295	$331,430
3.88%, 03/15/39 (Call 09/15/38)	780	977,175
4.15%, 05/15/48 (Call 11/15/47)	810	1,064,176
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	480	512,577
2.95%, 06/01/24 (Call 04/01/24)	846	914,817

		100,689,355

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	280	305,578
5.00%, 11/15/25 (Call 11/15/20)(b)	25	25,834

		331,412

Software — 2.3%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	55	53,912
2.30%, 09/15/21 (Call 09/04/20)	339	345,221
2.50%, 09/15/50 (Call 03/15/50)	841	786,198
2.60%, 06/15/22 (Call 09/04/20)	675	700,510
3.40%, 09/15/26 (Call 06/15/26)(a)	1,640	1,877,928
3.40%, 06/15/27 (Call 03/15/27)	108	123,237
4.50%, 06/15/47 (Call 12/15/46)	200	259,956
Adobe Inc.
1.70%, 02/01/23	330	341,230
1.90%, 02/01/25 (Call 01/01/25)	386	408,745
2.15%, 02/01/27 (Call 12/01/26)	675	725,846
2.30%, 02/01/30 (Call 11/01/29)	1,375	1,485,430
3.25%, 02/01/25 (Call 11/01/24)	468	519,889
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	83	91,569
3.50%, 06/15/27 (Call 03/15/27)	639	725,020
4.38%, 06/15/25 (Call 03/15/25)	315	360,542
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)(a)	230	250,889
3.40%, 06/27/26 (Call 03/27/26)	413	463,721
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	350	372,318
4.70%, 03/15/27 (Call 12/15/26)	331	366,320
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	175	197,708
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	85	90,559
4.50%, 12/01/27 (Call 09/01/27)	1,174	1,343,113
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	335	398,174
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)(a)	943	1,054,706
3.50%, 04/15/23 (Call 01/15/23)	497	530,508
3.75%, 05/21/29 (Call 02/21/29)	1,340	1,574,119
3.88%, 06/05/24 (Call 03/05/24)	203	224,219
4.50%, 08/15/46 (Call 02/15/46)	190	236,280
5.00%, 10/15/25 (Call 07/15/25)	79	94,636
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	27	32,250
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,250	1,326,295
2.65%, 06/01/30 (Call 03/01/30)	530	569,872
2.75%, 07/01/24 (Call 06/01/24)	1,688	1,812,898
3.20%, 07/01/26 (Call 05/01/26)	604	677,324
3.50%, 10/01/22 (Call 07/01/22)	1,666	1,754,881
3.50%, 07/01/29 (Call 04/01/29)	1,375	1,564,314
3.80%, 10/01/23 (Call 09/01/23)	572	626,045

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.85%, 06/01/25 (Call 03/01/25)	$882	$1,000,854
4.20%, 10/01/28 (Call 07/01/28)	383	455,958
4.40%, 07/01/49 (Call 01/01/49)	1,392	1,750,179
Intuit Inc.
0.65%, 07/15/23	320	322,400
0.95%, 07/15/25 (Call 06/15/25)	355	359,159
1.35%, 07/15/27 (Call 05/15/27)	320	327,338
1.65%, 07/15/30 (Call 04/15/30)	610	623,308
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	897	939,282
2.13%, 11/15/22	765	797,440
2.38%, 02/12/22 (Call 01/12/22)	1,622	1,670,444
2.38%, 05/01/23 (Call 02/01/23)(a)	1,019	1,073,083
2.40%, 02/06/22 (Call 01/06/22)	120	123,426
2.40%, 08/08/26 (Call 05/08/26)	1,866	2,039,760
2.53%, 06/01/50 (Call 12/01/49)	7,891	8,289,271
2.65%, 11/03/22 (Call 09/03/22)	1,470	1,543,185
2.68%, 06/01/60 (Call 12/01/59)	3,417	3,594,287
2.70%, 02/12/25 (Call 11/12/24)(a)	1,201	1,310,916
2.88%, 02/06/24 (Call 12/06/23)	930	1,003,878
3.13%, 11/03/25 (Call 08/03/25)	2,048	2,297,065
3.30%, 02/06/27 (Call 11/06/26)	1,875	2,147,516
3.45%, 08/08/36 (Call 02/08/36)	2,214	2,666,950
3.50%, 02/12/35 (Call 08/12/34)	1,055	1,301,901
3.50%, 11/15/42	1,585	1,898,007
3.63%, 12/15/23 (Call 09/15/23)	2,080	2,289,010
3.70%, 08/08/46 (Call 02/08/46)	906	1,135,278
3.75%, 02/12/45 (Call 08/12/44)	30	37,359
3.95%, 08/08/56 (Call 02/08/56)	1,267	1,675,789
4.10%, 02/06/37 (Call 08/06/36)	960	1,236,769
4.20%, 11/03/35 (Call 05/03/35)	1,448	1,908,658
4.25%, 02/06/47 (Call 08/06/46)(a)	100	134,901
4.50%, 10/01/40	145	196,007
4.50%, 02/06/57 (Call 08/06/56)	50	71,689
5.20%, 06/01/39	10	14,529
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	892	906,065
2.40%, 09/15/23 (Call 07/15/23)	863	911,920
2.50%, 10/15/22(a)	1,693	1,769,453
2.50%, 04/01/25 (Call 03/01/25)	2,125	2,287,220
2.63%, 02/15/23 (Call 01/15/23)	1,204	1,266,327
2.65%, 07/15/26 (Call 04/15/26)	1,965	2,155,371
2.80%, 04/01/27 (Call 02/01/27)	170	187,118
2.95%, 11/15/24 (Call 09/15/24)	1,042	1,134,206
2.95%, 05/15/25 (Call 02/15/25)	1,151	1,263,065
2.95%, 04/01/30 (Call 01/01/30)	1,690	1,890,848
3.25%, 11/15/27 (Call 08/15/27)	1,665	1,884,304
3.25%, 05/15/30 (Call 02/15/30)(a)	1,409	1,616,114
3.40%, 07/08/24 (Call 04/08/24)	816	897,430
3.60%, 04/01/40 (Call 10/01/39)	2,200	2,489,907
3.60%, 04/01/50 (Call 10/01/49)	2,230	2,479,737
3.63%, 07/15/23	1,031	1,125,193
3.80%, 11/15/37 (Call 05/15/37)	1,604	1,859,426
3.85%, 07/15/36 (Call 01/15/36)(a)	915	1,078,283
3.85%, 04/01/60 (Call 10/01/59)	2,309	2,667,655
3.90%, 05/15/35 (Call 11/15/34)	1,469	1,779,439
4.00%, 07/15/46 (Call 01/15/46)	2,073	2,444,478
4.00%, 11/15/47 (Call 05/15/47)	1,603	1,899,466
4.13%, 05/15/45 (Call 11/15/44)	1,180	1,405,821
4.30%, 07/08/34 (Call 01/08/34)	1,485	1,852,054

Security	Par (000)	Value

Software (continued)
4.38%, 05/15/55 (Call 11/15/54)	$742	$932,968
4.50%, 07/08/44 (Call 01/08/44)	817	1,013,851
5.38%, 07/15/40	1,036	1,424,591
6.13%, 07/08/39	963	1,415,125
6.50%, 04/15/38(a)	777	1,194,446
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)(a)	526	564,646
3.70%, 04/11/28 (Call 01/11/28)	764	894,370
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	320	314,982
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	2,041	2,129,700
3.90%, 08/21/27 (Call 05/21/27)	1,402	1,556,675
4.50%, 05/15/25 (Call 04/15/25)	30	34,220
4.65%, 05/15/27 (Call 03/15/27)	65	75,893
4.70%, 05/15/30 (Call 02/15/30)	75	88,237

		121,492,582

Telecommunications — 4.1%
America Movil SAB de CV
3.13%, 07/16/22	450	468,754
3.63%, 04/22/29 (Call 01/22/29)(a)	210	239,068
4.38%, 07/16/42	450	550,723
4.38%, 04/22/49 (Call 10/22/48)	535	667,287
6.13%, 11/15/37(a)	340	483,562
6.13%, 03/30/40	1,175	1,705,219
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	500	506,939
2.25%, 02/01/32 (Call 11/01/31)	600	608,271
2.30%, 06/01/27 (Call 04/01/27)	285	302,520
2.63%, 12/01/22 (Call 09/01/22)(a)	582	608,209
2.75%, 06/01/31 (Call 03/01/31)	1,536	1,632,518
2.95%, 07/15/26 (Call 04/15/26)	1,634	1,796,227
3.00%, 06/30/22 (Call 04/30/22)	872	910,246
3.10%, 02/01/43 (Call 08/01/42)	200	199,336
3.30%, 02/01/52 (Call 08/01/51)	1,400	1,387,167
3.50%, 06/01/41 (Call 12/01/40)	225	238,196
3.50%, 02/01/61 (Call 08/01/60)	1,200	1,193,018
3.65%, 06/01/51 (Call 12/01/50)	2,170	2,288,296
3.80%, 02/15/27 (Call 11/15/26)	1,515	1,729,303
3.85%, 06/01/60 (Call 12/01/59)	1,159	1,225,866
3.88%, 01/15/26 (Call 10/15/25)	1,595	1,816,967
3.90%, 03/11/24 (Call 12/11/23)	1,107	1,224,025
3.95%, 01/15/25 (Call 10/15/24)	864	973,688
4.05%, 12/15/23	320	358,081
4.10%, 02/15/28 (Call 11/15/27)(a)	1,495	1,745,983
4.13%, 02/17/26 (Call 11/17/25)	1,024	1,183,572
4.25%, 03/01/27 (Call 12/01/26)	1,790	2,098,409
4.30%, 02/15/30 (Call 11/15/29)	1,574	1,880,648
4.30%, 12/15/42 (Call 06/15/42)	1,354	1,542,966
4.35%, 03/01/29 (Call 12/01/28)	2,330	2,772,884
4.35%, 06/15/45 (Call 12/15/44)	1,685	1,932,030
4.45%, 04/01/24 (Call 01/01/24)(a)	852	956,981
4.50%, 05/15/35 (Call 11/15/34)	1,967	2,356,833
4.50%, 03/09/48 (Call 09/09/47)	3,000	3,534,696
4.55%, 03/09/49 (Call 09/09/48)	1,110	1,310,540
4.65%, 06/01/44 (Call 12/01/43)	275	319,729
4.75%, 05/15/46 (Call 11/15/45)	2,380	2,861,622
4.80%, 06/15/44 (Call 12/15/43)	1,572	1,896,903
4.85%, 03/01/39 (Call 09/01/38)	904	1,096,920
4.85%, 07/15/45 (Call 01/15/45)	760	907,054
4.90%, 08/15/37 (Call 02/14/37)	914	1,130,443

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.90%, 06/15/42	$668	$814,326
5.15%, 03/15/42	785	989,361
5.15%, 11/15/46 (Call 05/15/46)	1,093	1,373,814
5.15%, 02/15/50 (Call 08/14/49)	825	1,059,802
5.25%, 03/01/37 (Call 09/01/36)	1,833	2,316,384
5.30%, 08/15/58 (Call 02/14/58)(a)	1,040	1,371,896
5.35%, 09/01/40	575	740,337
5.35%, 12/15/43	500	627,637
5.38%, 10/15/41	445	556,937
5.45%, 03/01/47 (Call 09/01/46)	1,570	2,056,394
5.55%, 08/15/41	438	567,448
5.65%, 02/15/47 (Call 08/15/46)	817	1,070,616
5.70%, 03/01/57 (Call 09/01/56)	550	753,893
6.00%, 08/15/40 (Call 05/15/40)	1,261	1,695,331
6.10%, 07/15/40(a)	315	425,457
6.15%, 09/15/34(a)	300	415,802
6.20%, 03/15/40	30	41,110
6.25%, 03/29/41	274	379,555
6.35%, 03/15/40	475	653,184
6.38%, 03/01/41	797	1,129,522
6.45%, 06/15/34	63	87,873
6.55%, 02/15/39	625	882,339
7.13%, 03/15/26(a)	475	603,278
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)(a)	535	672,354
4.46%, 04/01/48 (Call 10/01/47)(a)	763	973,441
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	425	451,543
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	325	355,020
4.25%, 11/08/49 (Call 05/08/49)(b)	350	407,039
4.50%, 12/04/23 (Call 11/04/23)	1,025	1,139,932
5.13%, 12/04/28 (Call 09/04/28)	275	339,213
9.63%, 12/15/30	2,005	3,267,944
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	314	318,866
2.20%, 09/20/23 (Call 07/20/23)	909	958,187
2.50%, 09/20/26 (Call 06/20/26)	935	1,034,473
2.60%, 02/28/23	551	582,655
2.95%, 02/28/26	1,093	1,233,591
3.00%, 06/15/22	832	873,324
3.50%, 06/15/25	706	807,106
3.63%, 03/04/24	378	420,461
5.50%, 01/15/40	923	1,357,880
5.90%, 02/15/39	1,359	2,063,158
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	365	377,604
3.90%, 11/15/49 (Call 05/15/49)(a)	433	499,285
4.38%, 11/15/57 (Call 05/15/57)	585	715,659
4.70%, 03/15/37	165	200,787
4.75%, 03/15/42	481	602,585
5.35%, 11/15/48 (Call 05/15/48)	221	296,831
5.45%, 11/15/79 (Call 05/15/79)	351	439,686
5.75%, 08/15/40	315	426,124
5.85%, 11/15/68 (Call 05/15/68)	220	296,146
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	1,135	1,261,603
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	235	246,225
3.60%, 01/19/27 (Call 10/19/26)(b)	710	795,077
4.38%, 06/21/28 (Call 03/21/28)(b)	1,031	1,230,719
4.75%, 06/21/38 (Call 12/21/37)(b)	585	742,912

Security	Par (000)	Value

Telecommunications (continued)
4.88%, 03/06/42(a)(b)	$575	$755,891
8.75%, 06/15/30	1,405	2,213,743
9.25%, 06/01/32	501	843,740
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	225	248,948
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)(a)	22	25,049
4.35%, 06/15/25 (Call 03/15/25)(a)	1,009	1,134,796
4.50%, 03/15/24	395	444,041
5.95%, 03/15/41	440	556,853
Koninklijke KPN NV, 8.38%, 10/01/30	348	511,267
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	1,091	1,174,707
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	733	796,360
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,200	1,198,125
3.75%, 05/15/22	447	471,494
4.00%, 09/01/24	469	520,863
4.60%, 02/23/28 (Call 11/23/27)	870	1,006,732
4.60%, 05/23/29 (Call 02/23/29)(a)	701	823,005
5.50%, 09/01/44	208	242,429
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	319	334,523
3.88%, 01/31/28(a)(b)	1,000	1,149,264
4.50%, 01/31/43(b)	35	45,430
Orange SA
4.13%, 09/14/21	100	103,763
5.38%, 01/13/42	440	624,702
5.50%, 02/06/44 (Call 08/06/43)	739	1,087,265
9.00%, 03/01/31	1,161	1,903,860
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	498	549,948
3.00%, 03/15/23 (Call 12/15/22)	92	97,310
3.63%, 12/15/25 (Call 09/15/25)(a)	895	1,018,738
3.70%, 11/15/49 (Call 05/15/49)	1,079	1,230,359
4.10%, 10/01/23 (Call 07/01/23)	446	491,047
4.30%, 02/15/48 (Call 08/15/47)	45	55,875
4.35%, 05/01/49 (Call 11/01/48)	791	981,980
4.50%, 03/15/43 (Call 09/15/42)(a)	845	1,033,132
5.00%, 03/15/44 (Call 09/15/43)	738	965,521
5.45%, 10/01/43 (Call 04/01/43)(a)	464	641,379
7.50%, 08/15/38	80	124,404
Saudi Telecom Co., 3.89%, 05/13/29(b)	900	1,028,898
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	259	270,428
SES SA
3.60%, 04/04/23(b)	469	480,900
5.30%, 04/04/43(b)	200	204,566
Telefonica Emisiones SA
4.10%, 03/08/27	430	492,314
4.57%, 04/27/23	685	753,251
4.67%, 03/06/38	406	478,254
4.90%, 03/06/48	936	1,109,167
5.21%, 03/08/47	1,230	1,491,552
5.52%, 03/01/49 (Call 09/01/48)	904	1,144,560
7.05%, 06/20/36	1,083	1,576,035
Telefonica Europe BV, 8.25%, 09/15/30	1,562	2,378,971
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	780	834,657
3.70%, 09/15/27 (Call 06/15/27)	28	31,674
4.30%, 06/15/49 (Call 12/15/48)	139	168,139

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.60%, 11/16/48 (Call 05/16/48)	$823	$1,036,997
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(b)	87	88,255
2.05%, 02/15/28 (Call 12/15/27)(b)	354	362,599
2.55%, 02/15/31 (Call 11/15/30)(b)	1,100	1,150,204
3.50%, 04/15/25 (Call 03/15/25)(b)	1,459	1,612,080
3.75%, 04/15/27 (Call 02/15/27)(b)	2,575	2,912,969
3.88%, 04/15/30 (Call 01/15/30)(b)	4,791	5,491,588
4.38%, 04/15/40 (Call 10/15/39)(b)	1,392	1,665,973
4.50%, 04/15/50 (Call 10/15/49)(b)	2,095	2,556,968
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	877	909,823
2.63%, 08/15/26	2,324	2,561,493
2.95%, 03/15/22	280	291,009
3.00%, 03/22/27 (Call 01/22/27)	615	687,089
3.15%, 03/22/30 (Call 12/22/29)	1,760	1,991,699
3.38%, 02/15/25(a)	1,869	2,092,192
3.50%, 11/01/24 (Call 08/01/24)	386	429,736
3.85%, 11/01/42 (Call 05/01/42)(a)	1,114	1,332,021
3.88%, 02/08/29 (Call 11/08/28)	1,018	1,205,819
4.00%, 03/22/50 (Call 09/22/49)(a)	170	213,203
4.02%, 12/03/29 (Call 09/03/29)	1,434	1,723,451
4.13%, 03/16/27	2,302	2,724,334
4.13%, 08/15/46	1,071	1,329,094
4.15%, 03/15/24 (Call 12/15/23)(a)	247	275,734
4.27%, 01/15/36	1,998	2,451,437
4.33%, 09/21/28	2,111	2,556,154
4.40%, 11/01/34 (Call 05/01/34)	1,961	2,443,372
4.50%, 08/10/33	2,752	3,491,164
4.52%, 09/15/48	2,761	3,630,836
4.67%, 03/15/55	1,677	2,306,058
4.75%, 11/01/41(a)	795	1,048,834
4.81%, 03/15/39	1,216	1,607,498
4.86%, 08/21/46	2,580	3,483,454
5.01%, 04/15/49	1,794	2,502,213
5.01%, 08/21/54	248	358,997
5.15%, 09/15/23	2,183	2,483,432
5.25%, 03/16/37	1,816	2,466,885
5.50%, 03/16/47	910	1,333,335
6.40%, 09/15/33	50	70,815
6.40%, 02/15/38(a)	135	186,112
6.55%, 09/15/43	369	592,910
Vodafone Group PLC
2.50%, 09/26/22	288	299,712
2.95%, 02/19/23	584	618,376
3.75%, 01/16/24	1,203	1,319,478
4.13%, 05/30/25	878	1,007,453
4.25%, 09/17/50	976	1,139,022
4.38%, 05/30/28(a)	2,071	2,480,439
4.38%, 02/19/43	1,193	1,402,142
4.88%, 06/19/49	1,285	1,609,674
5.00%, 05/30/38	986	1,238,870
5.13%, 06/19/59(a)	350	441,389
5.25%, 05/30/48	1,531	2,008,865
6.15%, 02/27/37(a)	489	689,544
6.25%, 11/30/32	486	663,014
7.88%, 02/15/30	275	402,337

		219,469,485

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	633	672,994

Security	Par (000)	Value

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
2.60%, 11/19/22(a)	$167	$172,488
3.00%, 11/19/24 (Call 10/19/24)	305	323,088
3.50%, 09/15/27 (Call 06/15/27)	443	458,017
3.55%, 11/19/26 (Call 09/19/26)	518	547,002
3.90%, 11/19/29 (Call 08/19/29)	462	485,302
5.10%, 05/15/44 (Call 11/15/43)	422	433,828
6.35%, 03/15/40	80	95,211

		2,514,936

Transportation — 2.2%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(a)(b)	68	72,463
3.88%, 09/28/25 (Call 06/28/25)(b)	126	136,915
4.50%, 06/20/29 (Call 03/20/29)(b)	250	276,197
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,252	1,330,098
3.00%, 04/01/25 (Call 01/01/25)	482	531,648
3.05%, 03/15/22 (Call 12/15/21)	697	721,246
3.05%, 09/01/22 (Call 06/01/22)	616	644,410
3.25%, 06/15/27 (Call 03/15/27)	147	167,471
3.40%, 09/01/24 (Call 06/01/24)	228	252,828
3.45%, 09/15/21 (Call 06/15/21)	600	614,637
3.55%, 02/15/50 (Call 08/15/49)	623	743,436
3.65%, 09/01/25 (Call 06/01/25)	563	640,494
3.75%, 04/01/24 (Call 01/01/24)	843	932,529
3.85%, 09/01/23 (Call 06/01/23)	616	673,691
3.90%, 08/01/46 (Call 02/01/46)	599	744,640
4.05%, 06/15/48 (Call 12/15/47)	601	759,542
4.13%, 06/15/47 (Call 12/15/46)	315	397,313
4.15%, 04/01/45 (Call 10/01/44)	752	952,335
4.15%, 12/15/48 (Call 06/15/48)	600	775,481
4.38%, 09/01/42 (Call 03/01/42)	302	388,015
4.40%, 03/15/42 (Call 09/15/41)	790	1,006,218
4.45%, 03/15/43 (Call 09/15/42)	306	399,004
4.55%, 09/01/44 (Call 03/01/44)	740	980,363
4.70%, 09/01/45 (Call 03/01/45)(a)	450	609,064
4.90%, 04/01/44 (Call 10/01/43)	632	873,290
4.95%, 09/15/41 (Call 03/15/41)	440	594,791
5.15%, 09/01/43 (Call 03/01/43)	425	600,180
5.40%, 06/01/41 (Call 12/01/40)	557	787,797
5.75%, 05/01/40 (Call 11/01/39)	457	665,245
6.15%, 05/01/37	112	168,492
7.00%, 12/15/25	80	104,841
7.95%, 08/15/30	339	516,594
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	130	134,596
2.45%, 05/01/50 (Call 11/01/49)	180	180,673
2.75%, 03/01/26 (Call 12/01/25)	367	403,149
2.85%, 12/15/21 (Call 09/15/21)	35	35,868
2.95%, 11/21/24 (Call 08/21/24)	625	676,759
3.20%, 08/02/46 (Call 02/02/46)(a)	550	631,802
3.65%, 02/03/48 (Call 08/03/47)	794	975,652
4.45%, 01/20/49 (Call 07/20/48)	480	660,822
4.50%, 11/07/43 (Call 05/07/43)	275	359,404
6.20%, 06/01/36	20	30,537
6.25%, 08/01/34	156	237,925
6.38%, 11/15/37	330	510,284
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	18	18,855
2.90%, 02/01/25 (Call 11/01/24)	1,025	1,115,123

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.70%, 02/01/26 (Call 11/01/25)	$191	$214,026
4.00%, 06/01/28 (Call 03/01/28)	222	261,911
4.50%, 01/15/22	35	36,785
4.80%, 09/15/35 (Call 03/15/35)	300	396,133
4.80%, 08/01/45 (Call 02/01/45)	470	644,077
5.75%, 03/15/33	385	502,266
5.95%, 05/15/37(a)	317	470,558
6.13%, 09/15/2115 (Call 03/15/2115)	576	883,032
7.13%, 10/15/31	340	500,352
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	110	129,899
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	464	489,347
2.60%, 11/01/26 (Call 08/01/26)	850	928,160
3.25%, 06/01/27 (Call 03/01/27)	586	661,787
3.35%, 11/01/25 (Call 08/01/25)(a)	665	753,471
3.35%, 09/15/49 (Call 03/15/49)	278	312,827
3.40%, 08/01/24 (Call 05/01/24)	750	831,855
3.70%, 11/01/23 (Call 08/01/23)	545	597,343
3.80%, 03/01/28 (Call 12/01/27)	813	947,558
3.80%, 11/01/46 (Call 05/01/46)	646	753,320
3.80%, 04/15/50 (Call 10/15/49)	181	218,247
3.95%, 05/01/50 (Call 11/01/49)(a)	308	377,993
4.10%, 03/15/44 (Call 09/15/43)	490	601,870
4.25%, 03/15/29 (Call 12/15/28)(a)	584	701,918
4.25%, 11/01/66 (Call 05/01/66)	515	641,261
4.30%, 03/01/48 (Call 09/01/47)	288	365,401
4.40%, 03/01/43 (Call 09/01/42)	330	404,726
4.50%, 03/15/49 (Call 09/15/48)	267	352,012
4.50%, 08/01/54 (Call 02/01/54)	270	355,895
4.65%, 03/01/68 (Call 09/01/67)	234	308,683
4.75%, 05/30/42 (Call 11/30/41)	325	420,845
4.75%, 11/15/48 (Call 05/15/48)	610	822,808
5.50%, 04/15/41 (Call 10/15/40)	420	572,827
6.00%, 10/01/36	395	551,374
6.15%, 05/01/37	532	749,419
6.22%, 04/30/40	523	772,472
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50 (Call 02/18/50)(b)	500	502,900
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(b)	1,075	1,342,675
FedEx Corp.
2.63%, 08/01/22(a)	1,083	1,125,615
3.10%, 08/05/29 (Call 05/05/29)	170	188,513
3.20%, 02/01/25	469	515,358
3.25%, 04/01/26 (Call 01/01/26)	878	978,937
3.30%, 03/15/27 (Call 12/15/26)	775	855,735
3.40%, 01/14/22	400	416,053
3.40%, 02/15/28 (Call 11/15/27)(a)	914	1,024,474
3.80%, 05/15/25 (Call 04/15/25)	117	132,144
3.88%, 08/01/42	560	602,782
3.90%, 02/01/35	561	637,638
4.00%, 01/15/24	1,275	1,414,913
4.05%, 02/15/48 (Call 08/15/47)	946	1,060,624
4.10%, 04/15/43	261	294,061
4.10%, 02/01/45(a)	264	296,358
4.20%, 10/17/28 (Call 07/17/28)	465	550,134
4.40%, 01/15/47 (Call 07/15/46)	489	565,074
4.50%, 02/01/65	45	48,155
4.55%, 04/01/46 (Call 10/01/45)	713	848,295

Security	Par (000)	Value

Transportation (continued)
4.75%, 11/15/45 (Call 05/15/45)	$1,340	$1,623,721
4.90%, 01/15/34	555	710,580
4.95%, 10/17/48 (Call 04/17/48)	471	587,541
5.10%, 01/15/44	530	668,568
5.25%, 05/15/50 (Call 11/15/49)	260	348,206
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	530	554,488
3.88%, 03/01/26 (Call 01/01/26)	58	67,069
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)(a)	407	422,941
3.00%, 05/15/23 (Call 02/15/23)(a)	450	463,080
3.13%, 06/01/26 (Call 03/01/26)	75	78,394
4.20%, 11/15/69 (Call 05/15/69)	460	463,998
4.70%, 05/01/48 (Call 11/01/47)	100	110,888
4.95%, 08/15/45 (Call 02/15/45)	519	555,496
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	855	901,064
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)(a)	282	307,978
2.90%, 02/15/23 (Call 11/15/22)	367	386,661
2.90%, 06/15/26 (Call 03/15/26)	1,072	1,192,145
3.00%, 04/01/22 (Call 01/01/22)	455	470,565
3.05%, 05/15/50 (Call 11/15/49)	277	293,809
3.15%, 06/01/27 (Call 03/01/27)	65	72,062
3.16%, 05/15/55 (Call 11/15/54)(b)	784	824,380
3.25%, 12/01/21 (Call 09/01/21)	590	607,593
3.40%, 11/01/49 (Call 05/01/49)	402	448,400
3.65%, 08/01/25 (Call 06/01/25)	175	197,821
3.80%, 08/01/28 (Call 05/01/28)(a)	415	491,708
3.85%, 01/15/24 (Call 10/15/23)	50	55,000
3.94%, 11/01/47 (Call 05/01/47)	554	664,466
3.95%, 10/01/42 (Call 04/01/42)	295	351,898
4.05%, 08/15/52 (Call 02/15/52)	585	709,568
4.10%, 05/15/49 (Call 11/15/48)	425	533,609
4.15%, 02/28/48 (Call 08/28/47)	190	237,344
4.45%, 06/15/45 (Call 12/15/44)	346	444,209
4.65%, 01/15/46 (Call 07/15/45)	475	619,691
4.84%, 10/01/41	572	753,355
5.59%, 05/17/25(a)	365	437,576
7.80%, 05/15/27	10	13,812
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	1,400	1,522,500
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	600	651,000
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	30	37,740
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	873	905,777
2.50%, 09/01/24 (Call 08/01/24)(a)	961	1,016,608
2.80%, 03/01/22 (Call 02/01/22)(a)	430	443,551
2.88%, 06/01/22 (Call 05/01/22)	225	233,616
2.90%, 12/01/26 (Call 10/01/26)	543	583,551
3.35%, 09/01/25 (Call 08/01/25)	18	19,832
3.40%, 03/01/23 (Call 02/01/23)	590	628,103
3.65%, 03/18/24 (Call 02/18/24)(a)	403	439,839
3.75%, 06/09/23 (Call 05/09/23)	124	133,873
3.88%, 12/01/23 (Call 11/01/23)	835	913,947
4.63%, 06/01/25 (Call 05/01/25)	155	179,224
TTX Co.
3.60%, 01/15/25(a)(b)	830	916,219
4.20%, 07/01/46 (Call 01/01/46)(b)	425	510,122
4.60%, 02/01/49 (Call 08/01/48)(b)	239	312,638
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	55	58,704

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.40%, 02/05/30 (Call 11/05/29)	$318	$344,044
2.75%, 04/15/23 (Call 01/15/23)	375	395,458
2.75%, 03/01/26 (Call 12/01/25)	903	987,641
2.95%, 03/01/22	122	126,813
2.95%, 01/15/23 (Call 10/15/22)	140	147,436
3.00%, 04/15/27 (Call 01/15/27)	493	551,928
3.15%, 03/01/24 (Call 02/01/24)	110	119,206
3.25%, 01/15/25 (Call 10/15/24)	467	510,222
3.25%, 08/15/25 (Call 05/15/25)	470	522,802
3.25%, 02/05/50 (Call 08/05/49)	695	769,957
3.35%, 08/15/46 (Call 02/15/46)	40	43,663
3.38%, 02/01/35 (Call 08/01/34)	791	906,448
3.50%, 06/08/23 (Call 05/08/23)	784	848,592
3.55%, 08/15/39 (Call 02/15/39)	521	614,415
3.60%, 09/15/37 (Call 03/15/37)	346	388,943
3.65%, 02/15/24 (Call 11/15/23)	170	184,992
3.70%, 03/01/29 (Call 12/01/28)	293	343,020
3.75%, 03/15/24 (Call 12/15/23)	500	549,898
3.75%, 07/15/25 (Call 05/15/25)	245	278,895
3.75%, 02/05/70 (Call 08/05/69)	205	232,730
3.80%, 10/01/51 (Call 04/01/51)	862	1,041,258
3.84%, 03/20/60 (Call 09/20/59)	1,047	1,222,407
3.88%, 02/01/55 (Call 08/01/54)(a)	570	689,078
3.95%, 09/10/28 (Call 06/10/28)	971	1,155,034
3.95%, 08/15/59 (Call 02/15/59)	522	611,117
4.00%, 04/15/47 (Call 10/15/46)	575	697,519
4.05%, 11/15/45 (Call 05/15/45)	300	362,734
4.05%, 03/01/46 (Call 09/01/45)	473	574,404
4.10%, 09/15/67 (Call 03/15/67)	338	407,978
4.15%, 01/15/45 (Call 07/15/44)	382	468,632
4.16%, 07/15/22 (Call 04/15/22)	504	535,189
4.30%, 03/01/49 (Call 09/01/48)	623	805,369
4.38%, 09/10/38 (Call 03/10/38)	848	1,055,847
4.38%, 11/15/65 (Call 05/15/65)	442	559,023
4.50%, 09/10/48 (Call 03/10/48)	595	790,751
6.63%, 02/01/29	25	34,603
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	168	177,900
2.35%, 05/16/22 (Call 04/16/22)	610	629,190
2.40%, 11/15/26 (Call 08/15/26)	335	367,512
2.45%, 10/01/22	622	648,785
2.50%, 04/01/23 (Call 03/01/23)	881	924,892
2.50%, 09/01/29 (Call 06/01/29)	572	626,524
2.80%, 11/15/24 (Call 09/15/24)(a)	602	655,658
3.05%, 11/15/27 (Call 08/15/27)(a)	629	712,321
3.40%, 03/15/29 (Call 12/15/28)	812	944,064
3.40%, 11/15/46 (Call 05/15/46)	400	454,175
3.40%, 09/01/49 (Call 03/01/49)	339	390,026
3.63%, 10/01/42	111	128,725
3.75%, 11/15/47 (Call 05/15/47)	849	1,021,319
3.90%, 04/01/25 (Call 03/01/25)	225	256,532
4.25%, 03/15/49 (Call 09/15/48)(a)	529	688,445
4.45%, 04/01/30 (Call 01/01/30)	1,125	1,417,475
4.88%, 11/15/40 (Call 05/15/40)	160	211,430
5.30%, 04/01/50 (Call 10/01/49)	500	737,181
6.20%, 01/15/38	1,559	2,373,232
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	15	22,585

		117,408,158

Security	Par (000)	Value

Trucking & Leasing — 0.3%
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(b)	$685	$608,812
3.88%, 05/01/23 (Call 04/01/23)(b)	970	957,028
4.13%, 08/01/25 (Call 06/01/25)(b)	440	424,695
4.88%, 10/01/25 (Call 07/01/25)(b)	536	527,435
DAE Funding LLC
4.50%, 08/01/22 (Call 10/01/20)(b)	425	419,688
5.00%, 08/01/24 (Call 10/01/20)(b)	1,255	1,229,900
5.75%, 11/15/23 (Call 11/15/20)(b)	25	24,875
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)(a)	50	53,719
3.50%, 03/15/28 (Call 12/15/27)	465	501,686
3.85%, 03/30/27 (Call 12/30/26)(a)	482	522,662
3.90%, 03/30/23(a)	112	118,565
4.35%, 02/15/24 (Call 01/15/24)	600	660,020
4.50%, 03/30/45 (Call 09/30/44)	120	127,736
4.55%, 11/07/28 (Call 08/07/28)	460	532,906
4.70%, 04/01/29 (Call 01/01/29)(a)	445	521,087
4.75%, 06/15/22(a)	500	527,484
5.20%, 03/15/44 (Call 09/15/43)	125	153,927
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	473	492,342
2.70%, 11/01/24 (Call 10/01/24)(b)	160	169,321
3.35%, 11/01/29 (Call 08/01/29)(b)	353	375,593
3.38%, 02/01/22 (Call 12/01/21)(b)	445	460,148
3.40%, 11/15/26 (Call 08/15/26)(b)	584	641,338
3.45%, 07/01/24 (Call 06/01/24)(b)	173	187,702
3.90%, 02/01/24 (Call 01/01/24)(b)	788	856,401
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	872	969,893
4.13%, 08/01/23 (Call 07/01/23)(b)	515	558,938
4.20%, 04/01/27 (Call 01/01/27)(b)	372	419,169
4.25%, 01/17/23(a)(b)	1,105	1,192,259
4.45%, 01/29/26 (Call 11/29/25)(b)	741	850,627
4.88%, 07/11/22(a)(b)	300	323,085
SMBC Aviation Capital Finance DAC, 3.00%, 07/15/22 (Call 06/15/22)(b)	1,592	1,624,035

		17,033,076

Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	521	573,949
2.95%, 09/01/27 (Call 06/01/27)	675	748,540
3.00%, 12/01/26 (Call 09/01/26)	465	505,684
3.40%, 03/01/25 (Call 12/01/24)	405	448,662
3.45%, 06/01/29 (Call 03/01/29)	371	427,124
3.75%, 09/01/28 (Call 06/01/28)	729	853,821
3.75%, 09/01/47 (Call 03/01/47)	580	691,651
3.85%, 03/01/24 (Call 12/01/23)	795	871,837
4.00%, 12/01/46 (Call 06/01/46)	451	547,823
4.15%, 06/01/49 (Call 12/01/48)(a)	259	325,664
4.20%, 09/01/48 (Call 03/01/48)(a)	217	270,640
4.30%, 12/01/42 (Call 06/01/42)	450	564,318
4.30%, 09/01/45 (Call 03/01/45)	435	553,596
6.59%, 10/15/37	232	355,839
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	84	90,861
3.35%, 04/15/50 (Call 10/15/49)	10	10,869
3.57%, 05/01/29 (Call 02/01/29)	260	296,292
4.28%, 05/01/49 (Call 11/01/48)	460	579,595

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$150	$196,315

		8,913,080

Total Corporate Bonds & Notes — 98.3% (Cost: $4,875,711,407)		5,207,357,103

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	360	491,486
Korea Gas Corp., 3.13%, 07/20/27(a)(b)	1,855	2,046,087
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	485	533,186
3.75%, 07/25/23(a)(b)	955	1,037,316
Korea National Oil Corp.
3.38%, 03/27/27(a)(b)	500	555,354
4.00%, 01/23/24(b)	1,000	1,103,511

		5,766,940

Total Foreign Government Obligations — 0.1% (Cost: $5,153,762)		5,766,940

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(g)(h)(i)	280,537	280,817,047

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(g)(h)	39,509	$39,509,000

		320,326,047

Total Short-Term Investments — 6.0% (Cost: $320,056,115)		320,326,047

Total Investments in Securities — 104.4% (Cost: $5,200,921,284)		5,533,450,090

Other Assets, Less Liabilities — (4.4)%		(234,075,790)

Net Assets — 100.0%		$5,299,374,300

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares .	$435,579,780	$—	$(154,745,049	)(a)	$(85,428)	$67,744	$280,817,047	280,537	$1,008,018	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,162,000	—	(3,653,000	)(a)	—	—	39,509,000	39,509	53,064		—

					$(85,428)	$67,744	$320,326,047		$1,061,082		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$5,207,357,103	$—	$5,207,357,103
Foreign Government Obligations	—	5,766,940	—	5,766,940
Money Market Funds	320,326,047	—	—	320,326,047

	$320,326,047	$5,213,124,043	$—	$5,533,450,090

See notes to financial statements.

79	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$3,171	$3,281,530
3.75%, 02/15/23	4,430	4,730,120
4.00%, 03/15/22(a)	1,881	1,968,803
4.20%, 04/15/24(a)	5,661	6,283,547
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	14,537	15,270,745
3.65%, 11/01/24 (Call 08/01/24)	3,210	3,554,369
WPP Finance 2010
3.63%, 09/07/22	1,351	1,417,398
3.75%, 09/19/24	9,678	10,617,922

		47,124,434

Aerospace & Defense — 1.3%
Airbus Finance BV, 2.70%, 04/17/23(a)(b)	11,114	11,618,106
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	708	787,973
BAE Systems PLC, 4.75%, 10/11/21(a)(b)	783	819,613
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	3,168	3,147,476
2.13%, 03/01/22 (Call 02/01/22)	2,094	2,109,075
2.20%, 10/30/22 (Call 08/30/22)(a)	4,248	4,293,696
2.30%, 08/01/21(a)	4,825	4,883,669
2.35%, 10/30/21	2,263	2,288,345
2.50%, 03/01/25 (Call 12/01/24)(a)	3,708	3,682,657
2.70%, 05/01/22(a)	5,233	5,340,467
2.80%, 03/01/23 (Call 02/01/23)	2,134	2,176,776
2.80%, 03/01/24 (Call 02/01/24)(a)	8,770	8,935,561
2.85%, 10/30/24 (Call 07/30/24)(a)	4,094	4,117,475
4.51%, 05/01/23 (Call 04/01/23)	17,312	18,284,756
4.88%, 05/01/25 (Call 04/01/25)	26,446	28,776,774
7.95%, 08/15/24	1,572	1,853,273
8.75%, 08/15/21(a)	348	373,613
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	4,284	4,457,571
2.25%, 11/15/22 (Call 08/15/22)	4,643	4,816,702
2.38%, 11/15/24 (Call 09/15/24)(a)	8,644	9,295,507
3.25%, 04/01/25 (Call 03/01/25)	8,441	9,387,379
3.38%, 05/15/23 (Call 04/15/23)	2,840	3,060,016
3.50%, 05/15/25 (Call 03/15/25)(a)	4,572	5,134,964
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	2,550	2,866,410
3.85%, 06/15/23 (Call 05/15/23)	10,181	11,059,206
3.95%, 05/28/24 (Call 02/28/24)	300	328,730
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	2,423	2,652,888
3.10%, 01/15/23 (Call 11/15/22)(a)	4,943	5,237,758
3.35%, 09/15/21(a)	1,336	1,378,434
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	16,282	17,033,562
2.93%, 01/15/25 (Call 11/15/24)	9,657	10,539,152
3.25%, 08/01/23(a)	13,958	15,131,528
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)(a)(b)	10,466	10,896,697
2.80%, 03/15/22 (Call 02/15/22)(b)	13,356	13,817,417
3.15%, 12/15/24 (Call 09/15/24)(b)	4,000	4,354,559
3.20%, 03/15/24 (Call 01/15/24)(a)(b)	3,554	3,842,119
3.70%, 12/15/23 (Call 09/15/23)(b)	5,501	6,005,436
3.95%, 08/16/25 (Call 06/16/25)	9,345	10,705,289

		255,490,629

Security	Par (000)	Value

Agriculture — 1.6%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$6,917	$7,345,074
2.85%, 08/09/22	11,972	12,498,067
2.95%, 05/02/23	1,251	1,323,952
3.49%, 02/14/22	10,055	10,490,866
3.80%, 02/14/24 (Call 01/14/24)	9,471	10,389,925
4.00%, 01/31/24	10,402	11,501,067
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (Call 02/27/25)	2,963	3,227,713
3.38%, 03/15/22 (Call 02/15/22)	8,477	8,858,953
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	22,364	23,242,336
2.79%, 09/06/24 (Call 08/06/24)(a)	9,337	9,939,177
3.22%, 08/15/24 (Call 06/15/24)	18,823	20,307,992
BAT International Finance PLC
3.25%, 06/07/22(a)(b)	4,691	4,909,263
3.50%, 06/15/22(a)(b)	3,208	3,369,549
3.95%, 06/15/25(b)	22,210	24,794,011
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	5,485	5,520,805
3.00%, 09/25/22 (Call 08/25/22)(a)	7,831	8,150,203
4.35%, 03/15/24 (Call 02/15/24)(a)	7,131	7,838,160
Cargill Inc.
1.38%, 07/23/23(b)	8,578	8,782,166
3.25%, 11/15/21(b)	1,240	1,284,021
3.30%, 03/01/22 (Call 12/01/21)(a)(b)	848	877,824
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	6,221	6,572,896
3.50%, 02/11/23 (Call 11/11/22)(b)	13,040	13,669,252
3.75%, 07/21/22 (Call 05/21/22)(a)(b)	6,549	6,841,690
4.25%, 07/21/25 (Call 04/21/25)(b)	5,823	6,476,121
Philip Morris International Inc.
1.13%, 05/01/23	1,317	1,339,694
1.50%, 05/01/25 (Call 04/01/25)	1,794	1,855,887
2.13%, 05/10/23 (Call 03/10/23)	4,963	5,165,313
2.38%, 08/17/22 (Call 07/17/22)	9,141	9,476,443
2.50%, 08/22/22	7,549	7,876,494
2.50%, 11/02/22 (Call 10/02/22)	5,327	5,559,702
2.63%, 02/18/22 (Call 01/18/22)	2,844	2,930,519
2.63%, 03/06/23(a)	3,699	3,896,173
2.88%, 05/01/24 (Call 04/01/24)(a)	13,391	14,446,503
2.90%, 11/15/21	1,959	2,019,453
3.25%, 11/10/24(a)	8,312	9,216,118
3.38%, 08/11/25 (Call 05/11/25)	2,496	2,788,670
3.60%, 11/15/23(a)	1,707	1,868,204
Reynolds American Inc.
4.00%, 06/12/22	6,349	6,728,710
4.45%, 06/12/25 (Call 03/12/25)(a)	14,415	16,415,514
4.85%, 09/15/23(a)	1,623	1,813,578

		311,608,058

Airlines — 0.1%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	500	547,535
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	1,235	1,266,865
4.75%, 05/04/23	15,372	16,377,528
5.25%, 05/04/25 (Call 04/04/25)	4,143	4,521,793

		22,713,721

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$2,059	$2,158,285
2.40%, 03/27/25 (Call 02/27/25)	10,159	10,962,903
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(b)	5,150	5,280,810
Ralph Lauren Corp., 1.70%, 06/15/22	1,398	1,425,741
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)(a)	7,617	7,660,706
4.25%, 04/01/25 (Call 01/01/25)(a)	1,326	1,351,851
VF Corp.
2.05%, 04/23/22	2,886	2,959,276
2.40%, 04/23/25 (Call 03/23/25)	6,478	6,886,682

		38,686,254

Auto Manufacturers — 4.0%
American Honda Finance Corp.
0.88%, 07/07/23	486	490,097
1.20%, 07/08/25	10	10,098
1.70%, 09/09/21	4,586	4,647,621
1.95%, 05/20/22	5,722	5,868,182
1.95%, 05/10/23	6,041	6,267,110
2.05%, 01/10/23(a)	6,248	6,479,315
2.15%, 09/10/24(a)	6,470	6,833,309
2.20%, 06/27/22	5,238	5,405,927
2.40%, 06/27/24	9,189	9,726,253
2.60%, 11/16/22	3,897	4,085,859
2.90%, 02/16/24(a)	6,060	6,490,345
3.38%, 12/10/21(a)	12,033	12,479,929
3.45%, 07/14/23(a)	3,440	3,710,683
3.55%, 01/12/24(a)	11,013	12,035,085
3.63%, 10/10/23(a)	9,120	9,958,563
3.80%, 09/20/21(b)	1,350	1,396,767
BMW Finance NV
2.25%, 08/12/22(b)	3,585	3,694,588
2.40%, 08/14/24 (Call 07/14/24)(b)	5,024	5,298,922
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	70	70,952
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	286	298,125
2.70%, 04/06/22 (Call 03/06/22)(a)(b)	4,854	5,013,166
2.95%, 04/14/22(a)(b)	14,520	15,109,534
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	7,664	8,256,376
3.40%, 08/13/21(a)(b)	8,720	8,967,634
3.45%, 04/12/23 (Call 03/12/23)(b)	12,587	13,448,774
3.80%, 04/06/23(b)	3,445	3,725,475
3.90%, 04/09/25 (Call 03/09/25)(b)	13,608	15,309,387
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	1,486	1,622,263
Daimler Finance North America LLC
1.75%, 03/10/23(b)	1,575	1,610,279
2.13%, 03/10/25(b)	16,539	17,104,762
2.20%, 10/30/21(b)	3,135	3,189,718
2.55%, 08/15/22(b)	11,015	11,406,530
2.70%, 06/14/24(a)(b)	5,060	5,368,532
2.85%, 01/06/22(a)(b)	2,853	2,933,048
3.25%, 08/01/24(a)(b)	400	431,971
3.30%, 05/19/25(a)(b)	1,169	1,276,139
3.35%, 02/22/23(a)(b)	5,060	5,351,440
3.40%, 02/22/22(a)(b)	10,632	11,046,825
3.50%, 08/03/25(b)	25	27,599
3.65%, 02/22/24(a)(b)	4,004	4,343,096
3.70%, 05/04/23(a)(b)	7,845	8,417,796
3.75%, 11/05/21(b)	7,603	7,865,673
3.88%, 09/15/21(a)(b)	1,391	1,436,100

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/25(a)	$1,606	$1,734,724
4.88%, 10/02/23	4,986	5,446,308
5.40%, 10/02/23	4,550	5,045,768
6.13%, 10/01/25 (Call 09/01/25)	1,110	1,302,822
General Motors Financial Co. Inc.
1.70%, 08/18/23	350	352,142
2.75%, 06/20/25 (Call 05/20/25)	13,025	13,456,038
2.90%, 02/26/25 (Call 01/26/25)	4,558	4,717,838
3.15%, 06/30/22 (Call 05/30/22)	16,337	16,832,763
3.25%, 01/05/23 (Call 12/05/22)	9,486	9,844,855
3.45%, 01/14/22 (Call 12/14/21)	8,091	8,300,901
3.45%, 04/10/22 (Call 02/10/22)	4,754	4,893,705
3.50%, 11/07/24 (Call 09/07/24)(a)	3,940	4,166,513
3.55%, 07/08/22	7,993	8,310,567
3.70%, 05/09/23 (Call 03/09/23)	13,866	14,530,918
3.95%, 04/13/24 (Call 02/13/24)	12,569	13,423,415
4.00%, 01/15/25 (Call 10/15/24)	3,697	3,980,595
4.15%, 06/19/23 (Call 05/19/23)(a)	8,306	8,844,278
4.20%, 11/06/21	9,575	9,902,347
4.25%, 05/15/23(a)	1,835	1,957,528
4.30%, 07/13/25 (Call 04/13/25)	4,253	4,636,538
4.35%, 04/09/25 (Call 02/09/25)(a)	4,931	5,393,347
4.38%, 09/25/21	4,400	4,550,695
5.10%, 01/17/24 (Call 12/17/23)	11,526	12,665,971
5.20%, 03/20/23	15,614	17,033,710
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(a)(b)	1,988	2,025,380
3.35%, 02/15/23 (Call 01/15/23)(a)(b)	7,213	7,512,911
3.35%, 06/08/25 (Call 05/08/25)(b)	16,125	17,105,117
4.05%, 02/04/22(b)	6,500	6,747,990
Hyundai Capital America
2.38%, 02/10/23(b)	6,685	6,861,447
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	5,381	5,590,745
2.85%, 11/01/22(a)(b)	5,413	5,604,670
3.00%, 06/20/22(b)	3,944	4,065,539
3.10%, 04/05/22(a)(b)	2,117	2,182,451
3.25%, 09/20/22(b)	654	681,829
3.40%, 06/20/24(b)	1,743	1,858,381
3.95%, 02/01/22(b)	12,116	12,604,632
4.13%, 06/08/23(a)(b)	12,460	13,392,914
4.30%, 02/01/24(a)(b)	2,402	2,612,353
5.75%, 04/06/23(a)(b)	5,709	6,361,115
5.88%, 04/07/25 (Call 03/07/25)(b)	2,995	3,516,535
Hyundai Capital Services Inc.
3.00%, 03/06/22(b)	2,550	2,626,110
3.00%, 08/29/22(b)	1,001	1,036,876
3.75%, 03/05/23(b)	2,730	2,897,909
Kia Motors Corp., 3.00%, 04/25/23(b)	710	741,420
Nissan Motor Acceptance Corp.
1.90%, 09/14/21(b)	1,050	1,043,627
2.60%, 09/28/22(b)	2,195	2,209,002
2.65%, 07/13/22(b)	2,142	2,155,723
2.80%, 01/13/22(b)	11,087	11,161,423
3.45%, 03/15/23(b)	1,616	1,659,613
3.65%, 09/21/21(a)(b)	6,606	6,692,246
3.88%, 09/21/23(a)(b)	6,450	6,726,436
PACCAR Financial Corp.
0.35%, 08/11/23	225	225,043
0.80%, 06/08/23	288	291,713

81	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.80%, 02/06/25	$919	$964,249
1.90%, 02/07/23(a)	5,741	5,946,314
2.00%, 09/26/22(a)	1,811	1,870,987
2.15%, 08/15/24(a)	4,575	4,845,052
2.30%, 08/10/22(a)	1,022	1,060,343
2.65%, 05/10/22(a)	7,361	7,653,487
2.65%, 04/06/23	157	165,998
2.85%, 03/01/22	841	872,750
3.15%, 08/09/21(a)	5,390	5,535,037
3.40%, 08/09/23(a)	4,340	4,716,970
Toyota Motor Corp.
2.16%, 07/02/22(a)	7,438	7,680,970
2.36%, 07/02/24(a)	1,341	1,431,873
3.42%, 07/20/23(a)	7,205	7,792,073
Toyota Motor Credit Corp.
0.45%, 07/22/22	460	460,545
0.50%, 08/14/23	433	433,927
1.15%, 05/26/22	4,360	4,429,076
1.35%, 08/25/23	2,747	2,818,778
1.80%, 10/07/21	1,691	1,717,749
1.80%, 02/13/25	7,514	7,859,335
2.00%, 10/07/24	6,434	6,788,816
2.15%, 09/08/22	3,591	3,718,163
2.25%, 10/18/23	1,823	1,917,472
2.60%, 01/11/22	4,030	4,155,126
2.63%, 01/10/23	3,306	3,471,174
2.65%, 04/12/22	13,174	13,663,459
2.70%, 01/11/23	6,527	6,865,404
2.80%, 07/13/22	2,702	2,827,076
2.90%, 03/30/23(a)	3,365	3,575,477
2.90%, 04/17/24(a)	4,271	4,598,938
3.00%, 04/01/25	7,604	8,368,503
3.30%, 01/12/22	8,187	8,510,212
3.35%, 01/08/24(a)	5,778	6,295,248
3.40%, 09/15/21(a)	3,677	3,793,621
3.40%, 04/14/25	4,306	4,808,394
3.45%, 09/20/23(a)	6,981	7,605,900
Volkswagen Group of America Finance LLC
2.50%, 09/24/21(b)	600	612,196
2.70%, 09/26/22(a)(b)	6,070	6,310,689
2.85%, 09/26/24 (Call 08/26/24)(b)	6,722	7,169,759
2.90%, 05/13/22(b)	6,109	6,339,336
3.13%, 05/12/23(b)	7,525	7,985,831
3.35%, 05/13/25(b)	8,946	9,832,595
4.00%, 11/12/21(b)	6,870	7,147,458
4.25%, 11/13/23(a)(b)	9,980	11,040,618

		793,682,261

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3,448	3,806,100
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	876	953,980
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	4,304	4,759,602
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(a)(b)	6,958	7,181,262
3.24%, 03/16/23 (Call 02/16/23)(b)	985	1,040,503

		17,741,447

Banks — 29.5%
ABN AMRO Bank NV
3.40%, 08/27/21(a)(b)	10,705	11,002,620

Security	Par (000)	Value

Banks (continued)
4.75%, 07/28/25(b)	$6,537	$7,379,650
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	4,800	5,088,614
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	9,246	10,036,814
4.75%, 10/12/23(b)	8,060	8,829,633
ANZ New Zealand Int’l Ltd./London
1.90%, 02/13/23(b)	7,150	7,390,248
2.88%, 01/25/22(a)(b)	63	65,204
3.40%, 03/19/24(b)	9,095	9,906,065
ASB Bank Ltd.
3.13%, 05/23/24(a)(b)	3,580	3,876,342
3.75%, 06/14/23(a)(b)	11,364	12,337,435
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,566	1,601,505
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	10,300	10,728,693
4.50%, 03/19/24(a)(b)	950	1,045,677
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	8,629	8,946,019
2.55%, 11/23/21	5,114	5,253,162
2.63%, 05/19/22	3,612	3,756,024
2.63%, 11/09/22	8,871	9,325,260
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(a)(b)	10,219	10,627,760
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(b)	4,375	4,583,359
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	8,926	9,400,238
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(b)	3,210	3,362,475
5.38%, 04/17/25(b)	21,500	24,241,250
Banco Santander SA
2.71%, 06/27/24	13,360	14,254,135
2.75%, 05/28/25	11,335	12,052,412
3.13%, 02/23/23	17,607	18,538,818
3.50%, 04/11/22	6,583	6,863,682
3.85%, 04/12/23(a)	7,720	8,306,842
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	8,910	9,078,844
Bangkok Bank PCL/Hong Kong
3.88%, 09/27/22(b)	5,000	5,258,850
4.05%, 03/19/24(b)	4,540	4,928,595
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(c)	26,562	26,895,669
1.49%, 05/19/24 (Call 05/19/23)(c)	758	776,965
2.02%, 02/13/26 (Call 02/13/25)(a)(c)	29,004	30,231,764
2.46%, 10/22/25 (Call 10/22/24)(c)	19,580	20,724,861
2.50%, 10/21/22 (Call 10/21/21)(a)	14,180	14,515,693
2.82%, 07/21/23 (Call 07/21/22)(a)(c)	7,110	7,400,420
2.88%, 04/24/23 (Call 04/24/22)(c)	12,048	12,495,347
3.00%, 12/20/23 (Call 12/20/22)(c)	39,041	41,137,980
3.09%, 10/01/25 (Call 10/01/24)(c)	11,735	12,748,022
3.12%, 01/20/23 (Call 01/20/22)(c)	11,072	11,462,283
3.30%, 01/11/23	22,658	24,173,458
3.37%, 01/23/26 (Call 01/23/25)(a)(c)	14,105	15,511,997
3.46%, 03/15/25 (Call 03/15/24)(c)	17,403	19,041,772
3.55%, 03/05/24 (Call 03/05/23)(c)	26,679	28,562,918
3.86%, 07/23/24 (Call 07/23/23)(a)(c)	21,353	23,230,855
3.88%, 08/01/25	6,795	7,749,361

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 04/01/24	$17,671	$19,726,673
4.00%, 01/22/25	12,256	13,734,912
4.10%, 07/24/23(a)	8,568	9,449,819
4.13%, 01/22/24	11,496	12,860,502
4.20%, 08/26/24	20,033	22,455,296
5.70%, 01/24/22	7,893	8,470,569
Series L, 3.95%, 04/21/25	20,916	23,497,548
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(a)(c)	3,837	3,993,280
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	18,884	20,253,090
Bank of China Ltd., 5.00%, 11/13/24(b)	20,213	22,665,039
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	3,598	3,904,862
Bank of Montreal
1.85%, 05/01/25	1,267	1,330,763
1.90%, 08/27/21(a)	5,724	5,817,924
2.05%, 11/01/22(a)	3,780	3,911,997
2.35%, 09/11/22	8,371	8,724,155
2.50%, 06/28/24(a)	11,706	12,527,518
2.55%, 11/06/22 (Call 10/06/22)(a)	4,803	5,021,219
2.90%, 03/26/22	21,906	22,786,346
4.34%, 10/05/28 (Call 10/05/23)(c)	4,919	5,311,971
4.80%, (Call 08/25/24)(a)(c)(d)	4,432	4,553,880
Series E, 3.30%, 02/05/24	20,996	22,921,318
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	4,567	4,764,919
1.85%, 01/27/23 (Call 01/02/23)	3,426	3,543,561
1.95%, 08/23/22(a)	7,608	7,861,452
2.10%, 10/24/24	5,949	6,344,002
2.20%, 08/16/23 (Call 06/16/23)(a)	9,398	9,860,375
2.60%, 02/07/22 (Call 01/07/22)(a)	6,676	6,888,586
2.66%, 05/16/23 (Call 05/16/22)(c)	6,782	7,030,103
2.95%, 01/29/23 (Call 12/29/22)	7,852	8,321,415
3.25%, 09/11/24 (Call 08/11/24)(a)	1,754	1,936,187
3.40%, 05/15/24 (Call 04/15/24)(a)	3,639	4,019,993
3.45%, 08/11/23	2,459	2,681,419
3.50%, 04/28/23(a)	15,496	16,801,931
3.55%, 09/23/21 (Call 08/23/21)	12,681	13,087,646
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	5,437	5,998,529
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,846	4,232,531
Bank of New Zealand
2.00%, 02/21/25(b)	8,924	9,378,963
3.50%, 02/20/24(a)(b)	7,280	7,943,841
Bank of Nova Scotia (The)
1.30%, 06/11/25	2,022	2,068,190
1.63%, 05/01/23	7,776	8,005,382
1.95%, 02/01/23	9,969	10,322,650
2.00%, 11/15/22	10,694	11,071,709
2.20%, 02/03/25	12,291	13,050,281
2.38%, 01/18/23	7,033	7,348,092
2.45%, 09/19/22	3,932	4,106,384
2.70%, 03/07/22(a)	10,291	10,690,485
3.40%, 02/11/24	10,995	12,018,083
4.65%, (Call 10/12/22)(c)(d)	9,693	9,451,257
4.90%, (Call 06/04/25)(c)(d)	10,000	10,462,500
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	2,601	2,690,303
2.38%, 11/21/24(a)(b)	7,276	7,754,785
2.70%, 07/20/22(a)(b)	200	208,045
3.75%, 07/20/23(a)(b)	6,722	7,307,633

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	$8,195	$8,341,077
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(c)	15,407	16,273,777
3.20%, 08/10/21(a)	10,511	10,758,219
3.65%, 03/16/25	10,165	11,105,669
3.68%, 01/10/23 (Call 01/10/22)	5,227	5,421,590
3.93%, 05/07/25 (Call 05/07/24)(c)	16,429	17,859,742
4.34%, 05/16/24 (Call 05/16/23)(c)	18,580	20,094,583
4.38%, 09/11/24	5,675	6,152,348
4.61%, 02/15/23 (Call 02/15/22)(c)	16,262	17,098,341
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	915	941,419
3.88%, 04/10/25 (Call 03/10/25)(a)	1,110	1,193,555
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)(a)	7,152	7,368,327
BNP Paribas SA
2.22%, 06/09/26 (Call 06/09/25)(b)(c)	15,668	16,346,863
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	15,530	16,544,341
2.95%, 05/23/22(a)(b)	2,869	2,982,258
3.25%, 03/03/23	6,663	7,141,153
3.38%, 01/09/25(b)	27,094	29,632,160
3.50%, 03/01/23(a)(b)	9,480	10,096,131
3.80%, 01/10/24(b)	3,996	4,354,039
4.25%, 10/15/24	4,172	4,661,900
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	20,251	22,628,871
BNZ International Funding Ltd./London
2.10%, 09/14/21(b)	450	457,718
2.65%, 11/03/22(a)(b)	942	984,935
2.90%, 02/21/22(a)(b)	1,565	1,624,736
3.38%, 03/01/23(a)(b)	4,875	5,206,001
BPCE SA
2.38%, 01/14/25(a)(b)	14,360	15,058,405
2.75%, 12/02/21	2,766	2,847,380
2.75%, 01/11/23(a)(b)	8,441	8,868,626
3.00%, 05/22/22(b)	14,340	14,898,911
4.00%, 09/12/23(b)	3,125	3,412,813
4.00%, 04/15/24	10,305	11,444,599
4.50%, 03/15/25(a)(b)	4,586	5,108,371
4.63%, 07/11/24(a)(b)	2,243	2,474,676
5.15%, 07/21/24(b)	19,698	22,148,918
5.70%, 10/22/23(a)(b)	1,719	1,931,130
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	6,497	6,576,588
2.25%, 01/28/25	12,927	13,722,049
2.55%, 06/16/22(a)	11,233	11,684,450
2.61%, 07/22/23 (Call 07/22/22)(a)(c)	7,633	7,930,862
3.10%, 04/02/24(a)	8,852	9,590,341
3.50%, 09/13/23(a)	9,200	10,070,852
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)	655	674,818
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	23,711	26,098,116
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(c)	2,318	2,377,236
2.31%, 11/04/22 (Call 11/04/21)(c)	8,272	8,436,841
2.35%, 08/02/21	3,222	3,280,679
2.70%, 10/27/22 (Call 09/27/22)(a)	7,538	7,885,584
2.75%, 04/25/22 (Call 03/25/22)	16,029	16,602,826
2.88%, 07/24/23 (Call 07/24/22)(a)(c)	20,986	21,872,179
2.90%, 12/08/21 (Call 11/08/21)	9,631	9,919,098
3.11%, 04/08/26 (Call 04/08/25)(c)	37,095	40,309,876
3.14%, 01/24/23 (Call 01/24/22)(c)	21,355	22,082,257

83	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 04/27/25(a)	$5,960	$6,618,776
3.35%, 04/24/25 (Call 04/24/24)(c)	15,871	17,269,381
3.38%, 03/01/23(a)	200	213,625
3.50%, 05/15/23(a)	7,269	7,792,413
3.75%, 06/16/24	3,893	4,325,839
3.88%, 10/25/23(a)	3,361	3,699,514
3.88%, 03/26/25	5,185	5,767,168
4.00%, 08/05/24	2,694	2,974,863
4.04%, 06/01/24 (Call 06/01/23)(c)	21,862	23,766,751
4.05%, 07/30/22	14,616	15,570,098
4.40%, 06/10/25	11,644	13,278,756
4.50%, 01/14/22	17,405	18,393,983
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	1,843	1,962,170
2.65%, 05/26/22 (Call 04/26/22)	2,678	2,769,881
3.25%, 02/14/22 (Call 01/14/22)(a)	8,086	8,392,212
3.70%, 03/29/23 (Call 02/28/23)(a)	9,446	10,154,493
Citizens Financial Group Inc.
3.75%, 07/01/24(a)	1,830	1,967,884
4.15%, 09/28/22(b)	1,275	1,349,985
Comerica Bank
2.50%, 07/23/24(a)	6,040	6,437,363
4.00%, 07/27/25	875	969,876
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	9,931	10,768,382
Commonwealth Bank of Australia
2.00%, 09/06/21(a)(b)	1,011	1,028,080
2.50%, 09/18/22(a)(b)	3,611	3,765,075
2.75%, 03/10/22(a)(b)	3,694	3,832,910
3.35%, 06/04/24(a)(b)	10,401	11,419,244
3.45%, 03/16/23(b)	9,352	10,049,542
Cooperatieve Rabobank UA
2.63%, 07/22/24(a)(b)	12,530	13,426,150
3.88%, 02/08/22	16,593	17,443,674
3.88%, 09/26/23(a)(b)	7,811	8,587,540
3.95%, 11/09/22(a)	7,292	7,787,054
4.38%, 08/04/25	4,450	5,076,537
4.63%, 12/01/23	11,229	12,508,643
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	7,993	8,262,078
2.75%, 01/10/23	8,821	9,304,503
3.38%, 05/21/25	2,629	2,956,852
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	5,000	5,106,250
Credit Agricole SA, 4.38%, 03/17/25(a)(b)	5,300	5,887,188
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	20,381	21,034,909
2.38%, 01/22/25(b)	50	53,139
3.25%, 10/04/24(a)(b)	16,568	18,070,241
3.38%, 01/10/22(a)(b)	15,676	16,254,485
3.75%, 04/24/23(a)(b)	9,247	9,982,852
3.88%, 04/15/24(a)(b)	1,400	1,552,189
Credit Suisse AG/New York NY
1.00%, 05/05/23	9,086	9,233,142
2.10%, 11/12/21	2,540	2,593,492
2.80%, 04/08/22	14,372	14,932,106
2.95%, 04/09/25	14,002	15,383,360
3.00%, 10/29/21	3,939	4,061,492
3.63%, 09/09/24	10,788	12,030,876
Credit Suisse Group AG
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	29,815	30,785,510
3.00%, 12/14/23 (Call 12/14/22)(b)(c)	11,268	11,771,235

Security	Par (000)	Value

Banks (continued)
3.57%, 01/09/23 (Call 01/09/22)(a)(b)	$7,929	$8,233,263
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	8,010	8,707,270
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	9,694	10,737,928
3.80%, 09/15/22(a)	10,448	11,108,860
3.80%, 06/09/23(a)	17,168	18,551,226
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	2,428	2,456,018
2.00%, 09/08/21(a)(b)	2,388	2,425,796
2.70%, 03/02/22(a)(b)	9,875	10,187,595
3.00%, 09/20/22 (Call 09/20/21)(a)(b)(c)	11,754	12,004,728
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	3,500	3,756,539
3.88%, 09/12/23(a)(b)	7,351	7,935,576
5.00%, 01/12/23 (Call 01/12/22)(b)(c)	4,297	4,517,838
5.38%, 01/12/24(a)(b)	15,589	17,647,382
DBS Group Holdings Ltd.
2.85%, 04/16/22(a)(b)	5,520	5,698,653
4.52%, 12/11/28 (Call 12/11/23)(b)(c)	240	261,173
Deutsche Bank AG/London, 3.70%, 05/30/24	4,811	5,124,515
Deutsche Bank AG/New York NY
3.30%, 11/16/22	2,556	2,643,185
3.70%, 05/30/24	3,399	3,632,906
3.95%, 02/27/23(a)	19,951	21,081,744
3.96%, 11/26/25 (Call 11/26/24)(c)	13,100	14,079,019
4.25%, 10/14/21	11,270	11,655,929
Series D, 5.00%, 02/14/22(a)	4,535	4,771,716
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	7,130	7,558,060
3.20%, 08/09/21 (Call 07/09/21)	8,080	8,270,312
3.35%, 02/06/23 (Call 01/06/23)	18,668	19,795,590
4.20%, 08/08/23(a)	4,544	5,008,431
4.68%, 08/09/28 (Call 08/09/23)(a)(c)	3,233	3,382,138
DNB Bank ASA, 2.15%, 12/02/22(a)(b)	2,545	2,641,658
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(a)(b)	6,599	6,891,602
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	1,643	1,686,697
2.38%, 01/28/25 (Call 12/28/24)	3,298	3,503,071
2.60%, 06/15/22 (Call 05/15/22)(a)	5,882	6,096,544
3.50%, 03/15/22 (Call 02/15/22)	2,718	2,837,564
3.65%, 01/25/24 (Call 12/25/23)	15,275	16,710,371
4.30%, 01/16/24 (Call 12/16/23)	5,327	5,884,307
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	6,013	6,197,373
2.88%, 10/01/21 (Call 09/01/21)(a)	9,394	9,622,025
3.95%, 07/28/25 (Call 06/28/25)	5,000	5,755,149
First Horizon National Corp.
3.55%, 05/26/23 (Call 04/26/23)	885	931,214
4.00%, 05/26/25 (Call 04/26/25)	1,582	1,720,159
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23)(c)	338	347,998
2.50%, 06/06/22 (Call 05/06/22)(a)	3,961	4,088,585
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	2,759	2,762,460
Fulton Financial Corp., 4.50%, 11/15/24	1,618	1,744,630
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	4,831	4,849,880
2.88%, 10/31/22 (Call 10/31/21)(c)	13,866	14,224,220
2.91%, 06/05/23 (Call 06/05/22)(c)	21,501	22,342,219
2.91%, 07/24/23 (Call 07/24/22)(a)(c)	20,681	21,569,131
3.00%, 04/26/22 (Call 04/26/21)(a)	31,550	32,066,789

S C H E D U L E O F I N V E S T M E N T S	84

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 02/23/23 (Call 01/23/23)(a)	$16,420	$17,476,016
3.27%, 09/29/25 (Call 09/29/24)(c)	22,983	25,073,731
3.50%, 01/23/25 (Call 10/23/24)(a)	13,256	14,560,667
3.50%, 04/01/25 (Call 03/01/25)(a)	26,526	29,391,344
3.63%, 01/22/23(a)	21,858	23,465,121
3.63%, 02/20/24 (Call 01/20/24)	12,882	14,048,637
3.75%, 05/22/25 (Call 02/22/25)	15,761	17,656,808
3.85%, 07/08/24 (Call 04/08/24)	6,654	7,359,557
4.00%, 03/03/24	24,075	26,677,324
5.75%, 01/24/22	27,308	29,313,538
HSBC Bank PLC, 7.65%, 05/01/25	1,000	1,240,389
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(a)(c)	8,260	8,327,975
2.10%, 06/04/26 (Call 06/04/25)(c)	15,220	15,619,981
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	20,496	21,492,342
3.03%, 11/22/23 (Call 11/22/22)(a)(c)	5,917	6,208,530
3.26%, 03/13/23 (Call 03/13/22)(a)(c)	21,147	21,973,020
3.60%, 05/25/23(a)	3,682	3,959,490
3.80%, 03/11/25 (Call 03/11/24)(c)	8,180	8,867,731
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	28,095	30,331,279
4.00%, 03/30/22	9,524	10,038,426
4.25%, 03/14/24(a)	12,953	14,189,391
4.25%, 08/18/25	5,939	6,588,568
HSBC USA Inc., 3.50%, 06/23/24(a)	2,865	3,152,502
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	17,195	17,607,853
2.63%, 08/06/24 (Call 07/06/24)	8,419	9,026,726
4.00%, 05/15/25 (Call 04/15/25)(a)	4,416	5,033,322
4.35%, 02/04/23(a)	3,752	4,026,063
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	4,110	4,232,626
2.50%, 08/07/22 (Call 07/07/22)	2,612	2,712,456
3.13%, 04/01/22 (Call 03/01/22)	7,999	8,314,996
3.55%, 10/06/23 (Call 09/06/23)	2,449	2,674,824
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	6,495	6,594,958
2.96%, 11/08/22	7,850	8,158,112
ING Bank NV, 5.80%, 09/25/23(a)(b)	4,601	5,203,753
ING Groep NV
3.15%, 03/29/22(a)	13,613	14,161,493
3.55%, 04/09/24	6,989	7,665,997
4.10%, 10/02/23	19,634	21,674,332
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	7,172	7,370,022
3.38%, 01/12/23(b)	19,305	20,075,289
5.25%, 01/12/24(a)	341	379,558
Series XR, 3.25%, 09/23/24(b)	1,300	1,377,269
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(a)(c)	6,442	6,588,823
2.01%, 03/13/26 (Call 03/13/25)(c)	40,855	42,648,122
2.08%, 04/22/26 (Call 04/22/25)(a)(c)	26,959	28,299,626
2.30%, 10/15/25 (Call 10/15/24)(c)	19,259	20,340,147
2.70%, 05/18/23 (Call 03/18/23)	7,802	8,242,819
2.78%, 04/25/23 (Call 04/25/22)(c)	9,126	9,469,921
2.97%, 01/15/23 (Call 01/15/22)(a)	8,248	8,531,316
3.13%, 01/23/25 (Call 10/23/24)	18,689	20,401,314
3.20%, 01/25/23	19,616	20,911,527
3.21%, 04/01/23 (Call 04/01/22)(c)	16,415	17,118,219
3.22%, 03/01/25 (Call 03/01/24)(c)	20,892	22,585,595
3.25%, 09/23/22	12,665	13,405,776

Security	Par (000)	Value

Banks (continued)
3.38%, 05/01/23	$6,364	$6,800,252
3.56%, 04/23/24 (Call 04/23/23)(c)	24,166	25,988,022
3.63%, 05/13/24(a)	8,409	9,297,153
3.80%, 07/23/24 (Call 07/23/23)(c)	10,907	11,852,847
3.88%, 02/01/24(a)	11,695	12,941,862
3.88%, 09/10/24(a)	18,138	20,216,476
3.90%, 07/15/25 (Call 04/15/25)(a)	890	1,012,340
4.02%, 12/05/24 (Call 12/05/23)(c)	25,727	28,458,164
4.35%, 08/15/21	15,722	16,333,193
4.50%, 01/24/22	12,303	13,013,314
KEB Hana Bank
3.38%, 01/30/22(b)	200	207,405
3.50%, 01/30/24(b)	5,000	5,405,038
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	1,213	1,237,419
2.30%, 09/14/22	6,840	7,097,074
2.40%, 06/09/22(a)	2,294	2,371,257
2.50%, 11/22/21	5,685	5,832,142
3.30%, 02/01/22	6,053	6,299,594
3.30%, 06/01/25	3,805	4,267,788
3.38%, 03/07/23(a)	8,190	8,762,888
Lloyds Bank PLC, 2.25%, 08/14/22	276	285,452
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(c)	1,419	1,432,707
2.44%, 02/05/26 (Call 02/05/25)(c)	18,740	19,708,703
2.86%, 03/17/23 (Call 03/17/22)(a)(c)	14,287	14,763,348
2.91%, 11/07/23 (Call 11/07/22)(a)(c)	20,490	21,427,575
3.00%, 01/11/22	9,469	9,795,748
3.87%, 07/09/25 (Call 07/09/24)(c)	16,575	18,230,037
3.90%, 03/12/24(a)	9,380	10,309,160
4.05%, 08/16/23(a)	13,091	14,338,798
4.45%, 05/08/25	5,925	6,792,301
4.50%, 11/04/24	13,963	15,455,853
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	9,600	10,441,514
Macquarie Bank Ltd.
2.10%, 10/17/22(a)(b)	9,254	9,577,326
2.30%, 01/22/25(a)(b)	7,454	7,941,626
4.00%, 07/29/25(a)(b)	305	348,672
4.88%, 06/10/25(b)	1,445	1,628,584
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)(c)	19,741	20,658,748
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	2,168	2,332,615
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)(a)	2,268	2,346,393
2.90%, 02/06/25 (Call 01/06/25)(a)	3,370	3,700,736
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	7,850	8,012,092
2.19%, 09/13/21	9,223	9,394,143
2.19%, 02/25/25	25,176	26,484,350
2.53%, 09/13/23(a)	640	675,671
2.62%, 07/18/22	5,188	5,396,973
2.67%, 07/25/22	26,008	27,039,162
2.80%, 07/18/24	16,476	17,658,079
2.95%, 03/01/21	5,605	5,678,896
3.00%, 02/22/22	18,818	19,526,145
3.22%, 03/07/22	6,592	6,866,718
3.41%, 03/07/24(a)	10,212	11,116,162
3.46%, 03/02/23	10,629	11,362,844
3.76%, 07/26/23(a)	17,933	19,540,344
3.78%, 03/02/25	1,459	1,637,395

85	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Bank Ltd.
2.95%, 10/17/22(b)	$1,511	$1,588,548
3.75%, 04/16/24(b)	1,050	1,158,389
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	11,430	12,590,230
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(c)	8,252	8,351,732
2.23%, 05/25/26 (Call 05/25/25)(c)	6,520	6,812,484
2.27%, 09/13/21(a)	3,514	3,578,718
2.56%, 09/13/25 (Call 09/13/24)(c)	2,507	2,644,057
2.60%, 09/11/22(a)	4,168	4,340,382
2.72%, 07/16/23 (Call 07/16/22)(c)	10,327	10,708,321
2.84%, 07/16/25 (Call 07/16/24)(a)(c)	3,485	3,723,943
2.95%, 02/28/22(a)	25,163	26,094,920
3.55%, 03/05/23(a)	13,373	14,317,159
3.92%, 09/11/24 (Call 09/11/23)(c)	16,875	18,370,904
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	31,769	33,465,537
2.63%, 11/17/21	18,175	18,660,551
2.72%, 07/22/25 (Call 07/22/24)(c)	26,372	28,223,487
2.75%, 05/19/22	17,735	18,418,856
3.13%, 01/23/23(a)	25,592	27,137,293
3.70%, 10/23/24	12,404	13,851,498
3.74%, 04/24/24 (Call 04/24/23)(c)	23,840	25,760,463
3.75%, 02/25/23(a)	23,879	25,775,835
4.00%, 07/23/25	10,257	11,741,121
4.10%, 05/22/23	20,481	22,267,700
4.88%, 11/01/22	11,043	12,027,531
Series F, 3.88%, 04/29/24	20,055	22,308,965
MUFG Americas Holdings Corp., 3.50%, 06/18/22	805	847,366
MUFG Bank Ltd.
2.85%, 09/08/21(a)(b)	200	204,588
3.20%, 02/26/23(a)(b)	400	425,006
3.75%, 03/10/24(a)(b)	884	972,494
4.10%, 09/09/23(b)	750	824,919
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	4,529	4,686,176
3.15%, 04/01/22 (Call 03/01/22)	19,892	20,746,646
National Australia Bank Ltd./New York
1.88%, 12/13/22	4,653	4,815,301
2.50%, 05/22/22(a)	2,362	2,451,991
2.80%, 01/10/22(a)	4,008	4,149,232
2.88%, 04/12/23(a)	1,385	1,465,427
3.00%, 01/20/23	3,199	3,388,112
3.38%, 09/20/21	540	557,410
3.63%, 06/20/23	6,385	6,943,688
3.70%, 11/04/21	6,857	7,053,247
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(c)	650	653,920
2.10%, 02/01/23	9,664	10,006,148
2.15%, 10/07/22(a)(b)	13,967	14,440,672
National Securities Clearing Corp.
1.20%, 04/23/23(b)	6,268	6,386,612
1.50%, 04/23/25 (Call 03/23/25)(b)	5,230	5,424,351
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(c)	10,181	10,530,039
3.50%, 05/15/23 (Call 05/15/22)(c)	17,748	18,516,908
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	14,316	15,111,117
3.88%, 09/12/23	6,397	6,937,756
4.27%, 03/22/25 (Call 03/22/24)(c)	14,496	15,942,298

Security	Par (000)	Value

Banks (continued)
4.52%, 06/25/24 (Call 06/25/23)(c)	$16,083	$17,543,256
5.13%, 05/28/24	8,680	9,613,551
6.00%, 12/19/23	19,175	21,625,919
6.10%, 06/10/23	7,498	8,338,787
6.13%, 12/15/22	12,504	13,724,382
NatWest Markets PLC
2.38%, 05/21/23(b)	5,471	5,653,007
3.63%, 09/29/22(b)	2,574	2,718,377
NongHyup Bank
1.25%, 07/20/25(a)(b)	550	555,198
2.88%, 07/17/22(a)(b)	8,388	8,724,862
Nordea Bank Abp
1.00%, 06/09/23(a)(b)	1,887	1,911,552
3.75%, 08/30/23(b)	8,890	9,626,706
4.25%, 09/21/22(b)	1,115	1,186,862
Northern Trust Corp.
2.38%, 08/02/22(a)	1,844	1,919,102
3.38%, 08/23/21	530	546,452
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(a)(b)	6,385	7,021,952
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	250	268,555
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(c)	1,266	1,290,734
2.23%, 07/22/22 (Call 07/22/21)(a)(c)	8,324	8,461,057
2.45%, 07/28/22 (Call 06/28/22)	1,106	1,147,760
2.55%, 12/09/21 (Call 11/09/21)	4,504	4,625,718
2.63%, 02/17/22 (Call 01/18/22)	10,078	10,395,841
2.70%, 11/01/22 (Call 10/01/22)(a)	8,711	9,119,545
2.95%, 01/30/23 (Call 12/30/22)(a)	9,528	10,049,670
2.95%, 02/23/25 (Call 01/24/25)	4,254	4,670,069
3.25%, 06/01/25 (Call 05/02/25)	120	133,938
3.30%, 10/30/24 (Call 09/30/24)(a)	2,560	2,835,141
3.50%, 06/08/23 (Call 05/09/23)	11,878	12,832,041
3.80%, 07/25/23 (Call 06/25/23)(a)	2,050	2,235,103
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	2,721	2,900,490
2.85%, 11/09/22(a)(e)	3,423	3,601,976
3.30%, 03/08/22 (Call 02/06/22)(a)	3,170	3,304,434
3.50%, 01/23/24 (Call 12/23/23)	15,978	17,509,266
3.90%, 04/29/24 (Call 03/29/24)(a)	5,590	6,195,948
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	1,351	1,434,813
2.75%, 08/14/22 (Call 07/14/22)(a)	8,830	9,195,827
3.80%, 08/14/23 (Call 07/14/23)(a)	12,173	13,269,717
Royal Bank of Canada
1.15%, 06/10/25	2,499	2,544,855
1.60%, 04/17/23	1,857	1,918,340
1.95%, 01/17/23(a)	8,665	8,981,047
2.25%, 11/01/24(a)	11,622	12,393,730
2.55%, 07/16/24(a)	11,456	12,319,146
2.75%, 02/01/22(a)	6,916	7,160,571
2.80%, 04/29/22(a)	12,421	12,934,516
3.70%, 10/05/23	13,868	15,211,597
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)(a)	14,436	15,138,311
3.45%, 06/02/25 (Call 05/02/25)	17,005	18,319,358
3.50%, 06/07/24 (Call 05/07/24)(a)	7,017	7,532,520
3.70%, 03/28/22 (Call 02/28/22)(a)	8,300	8,622,889
4.45%, 12/03/21 (Call 11/03/21)(a)	3,468	3,612,547

S C H E D U L E O F I N V E S T M E N T S	86

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 07/17/25 (Call 04/17/25)	$1,003	$1,109,570
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(c)	10,600	10,611,707
2.88%, 08/05/21(a)	8,538	8,723,855
3.37%, 01/05/24 (Call 01/05/23)(a)(c)	16,671	17,542,374
3.57%, 01/10/23 (Call 01/10/22)(a)	9,061	9,382,791
4.80%, 11/15/24 (Call 11/15/23)(c)	6,909	7,695,085
Santander UK PLC
2.10%, 01/13/23	3,196	3,309,473
2.88%, 06/18/24	4,747	5,137,892
3.75%, 11/15/21	3,525	3,669,463
4.00%, 03/13/24	7,240	8,017,681
Shinhan Bank Co. Ltd., 2.88%, 03/28/22(b)	200	206,718
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	240,612
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	4,236	4,307,106
2.20%, 12/12/22(a)(b)	4,902	5,096,894
2.80%, 03/11/22	1,072	1,111,997
Societe Generale SA
1.38%, 07/08/25(b)	5,250	5,363,541
2.63%, 10/16/24(a)(b)	10,205	10,659,594
2.63%, 01/22/25(a)(b)	17,448	18,234,197
3.25%, 01/12/22(b)	9,322	9,627,733
3.88%, 03/28/24(b)	9,438	10,220,072
4.25%, 09/14/23(b)	18,204	19,744,165
4.25%, 04/14/25(a)(b)	9,850	10,574,310
5.00%, 01/17/24(a)(b)	3,405	3,714,873
Standard Chartered PLC
2.74%, 09/10/22 (Call 09/10/21)(b)(c)	2,853	2,904,591
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	18,955	19,680,371
3.20%, 04/17/25(b)	50	52,831
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	10,946	11,705,280
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	15,800	16,722,661
3.95%, 01/11/23(a)(b)	3,130	3,266,020
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(c)	10,062	10,466,953
5.20%, 01/26/24(a)(b)	1,190	1,306,597
State Bank of India/London, 4.38%, 01/24/24(a)(b)	10,530	11,247,725
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)(c)	8,014	8,545,078
2.65%, 05/15/23 (Call 05/15/22)(a)(c)	3,955	4,108,821
2.83%, 03/30/23 (Call 03/30/22)(b)(c)	1,467	1,520,275
2.90%, 03/30/26 (Call 03/30/25)(b)(c)	7,231	7,915,067
3.10%, 05/15/23(a)	8,062	8,619,739
3.30%, 12/16/24(a)	5,921	6,611,748
3.55%, 08/18/25(a)	3,639	4,150,711
3.70%, 11/20/23(a)	1,976	2,185,143
3.78%, 12/03/24 (Call 12/03/23)(c)	3,590	3,956,064
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	200	210,835
3.20%, 07/18/22(a)	608	637,850
3.40%, 07/11/24(a)	1,787	1,955,899
3.65%, 07/23/25	50	56,222
3.95%, 01/12/22(a)(b)	951	995,919
3.95%, 07/19/23	710	774,700
3.95%, 01/10/24	1,675	1,840,313
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	5,438	5,554,797
2.35%, 01/15/25	9,309	9,888,683
2.44%, 10/19/21	15,826	16,191,140

Security	Par (000)	Value

Banks (continued)
2.45%, 09/27/24	$11,860	$12,601,570
2.70%, 07/16/24	10,840	11,627,741
2.78%, 07/12/22	6,496	6,774,169
2.78%, 10/18/22	9,250	9,688,173
2.85%, 01/11/22(a)	7,613	7,859,714
3.10%, 01/17/23(a)	6,903	7,320,892
3.75%, 07/19/23(a)	19,186	20,908,497
3.94%, 10/16/23(a)	15,715	17,356,987
4.44%, 04/02/24(a)(b)	2,625	2,890,955
Suncorp-Metway Ltd.
2.80%, 05/04/22(a)(b)	1,182	1,225,711
3.30%, 04/15/24(a)(b)	9,337	10,093,315
SVB Financial Group, 3.50%, 01/29/25	665	716,136
Svenska Handelsbanken AB
0.63%, 06/30/23(a)(b)	500	501,806
1.88%, 09/07/21	1,450	1,473,289
3.90%, 11/20/23	8,763	9,739,104
Swedbank AB, 2.80%, 03/14/22(a)(b)	2,373	2,454,990
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	12,208	12,619,820
Synovus Bank/Columbus GA, 2.29%, 02/10/23 (Call 02/10/22)(c)	7,358	7,475,237
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)(a)	3,620	3,742,754
Toronto-Dominion Bank (The)
0.75%, 06/12/23	2,410	2,437,185
1.15%, 06/12/25	569	581,624
1.90%, 12/01/22	12,514	12,946,011
2.65%, 06/12/24(a)	10,666	11,473,846
3.25%, 03/11/24	9,634	10,511,112
3.50%, 07/19/23(a)	14,945	16,316,780
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	560	571,071
1.50%, 03/10/25 (Call 02/10/25)	7,380	7,653,510
2.15%, 12/06/24 (Call 11/05/24)	6,907	7,334,519
2.45%, 08/01/22 (Call 07/01/22)	3,565	3,703,072
2.63%, 01/15/22 (Call 12/15/21)	7,004	7,219,088
2.64%, 09/17/29 (Call 09/17/24)(a)(c)	5,838	6,042,170
2.75%, 05/01/23 (Call 04/01/23)(a)	3,407	3,601,333
2.80%, 05/17/22 (Call 04/17/22)	12,984	13,507,074
3.00%, 02/02/23 (Call 01/02/23)	922	975,426
3.20%, 04/01/24 (Call 03/01/24)	14,972	16,353,907
3.50%, 08/02/22 (Call 08/02/21)(c)	11,264	11,573,034
3.69%, 08/02/24 (Call 08/02/23)(c)	938	1,021,473
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	905	925,170
2.20%, 03/16/23 (Call 02/13/23)(a)	7,861	8,197,418
2.50%, 08/01/24 (Call 07/01/24)(a)	8,005	8,554,081
2.70%, 01/27/22 (Call 12/27/21)(a)	9,649	9,944,525
2.75%, 04/01/22 (Call 03/01/22)	4,630	4,798,519
2.85%, 10/26/24 (Call 09/26/24)	6,630	7,245,233
3.05%, 06/20/22 (Call 05/20/22)(a)	16,228	16,954,151
3.20%, 09/03/21 (Call 08/03/21)	2,908	2,985,445
3.70%, 06/05/25 (Call 05/05/25)(a)	7,314	8,331,946
3.75%, 12/06/23 (Call 11/06/23)(a)	10,766	11,870,311
3.95%, 03/22/22 (Call 02/22/22)(a)	1,388	1,456,903
4.00%, 05/01/25 (Call 03/01/25)	4,555	5,200,561
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	1,555	1,611,949
2.40%, 07/30/24 (Call 06/28/24)	10,666	11,396,275
2.95%, 07/15/22 (Call 06/15/22)(a)	14,484	15,165,877

87	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 03/15/22 (Call 02/15/22)	$6,740	$7,008,722
3.38%, 02/05/24 (Call 01/05/24)	10,035	10,974,974
3.60%, 09/11/24 (Call 08/11/24)(a)	9,019	10,037,580
3.70%, 01/30/24 (Call 12/29/23)(a)	3,533	3,899,724
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,679	1,731,438
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)(a)	1,417	1,446,950
1.95%, 01/09/23 (Call 12/09/22)	474	490,689
2.05%, 01/21/25 (Call 12/20/24)	3,952	4,186,208
2.65%, 05/23/22 (Call 04/22/22)(a)	3,456	3,590,975
2.80%, 01/27/25 (Call 12/27/24)	7,287	7,951,914
2.85%, 01/23/23 (Call 12/23/22)(a)	6,862	7,265,259
3.40%, 07/24/23 (Call 06/23/23)(a)	5,197	5,656,269
3.45%, 11/16/21 (Call 10/15/21)	4,104	4,250,233
UBS AG/London, 1.75%, 04/21/22 (Call 03/21/22)(b)	4,713	4,809,336
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(b)(c)	15,670	15,758,269
2.65%, 02/01/22(a)(b)	8,164	8,417,480
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	16,231	16,887,544
3.49%, 05/23/23 (Call 05/23/22)(b)	13,584	14,247,757
UniCredit SpA
3.75%, 04/12/22(b)	250	258,572
6.57%, 01/14/22(b)	8,164	8,679,734
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	7,083	7,579,121
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(c)	16,193	16,557,351
2.16%, 02/11/26 (Call 02/11/25)(c)	28,245	29,468,300
2.19%, 04/30/26 (Call 04/30/25)(a)(c)	26,745	27,950,016
2.41%, 10/30/25 (Call 10/30/24)(c)	18,697	19,707,124
2.63%, 07/22/22	18,815	19,573,997
3.00%, 02/19/25	6,624	7,187,276
3.07%, 01/24/23 (Call 01/24/22)(a)	20,589	21,301,475
3.30%, 09/09/24(a)	12,313	13,500,217
3.50%, 03/08/22	10,563	11,046,363
3.75%, 01/24/24 (Call 12/24/23)	35,394	38,680,720
4.13%, 08/15/23	2,409	2,637,260
4.48%, 01/16/24(a)	1,543	1,719,746
Series M, 3.45%, 02/13/23(a)	47,426	50,430,548
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(c)	11,760	11,945,375
3.55%, 08/14/23 (Call 07/14/23)	12,446	13,527,116
3.63%, 10/22/21 (Call 09/21/21)	14,775	15,306,004
Westpac Banking Corp.
2.00%, 08/19/21(a)	4,975	5,056,095
2.00%, 01/13/23	5,270	5,468,484
2.35%, 02/19/25	8,470	9,080,458
2.50%, 06/28/22	11,336	11,791,879
2.75%, 01/11/23(a)	8,488	8,958,766
2.80%, 01/11/22(a)	8,768	9,083,092
2.89%, 02/04/30 (Call 02/04/25)(c)	16,511	17,094,908
3.30%, 02/26/24	5,067	5,522,678
3.65%, 05/15/23(a)	8,356	9,073,416
Woori Bank, 4.75%, 04/30/24(a)(b)	770	848,502
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)	393	405,633

		5,885,182,678

Beverages — 1.7%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	50	52,408
3.30%, 02/01/23 (Call 12/01/22)	21,813	23,185,259

Security	Par (000)	Value

Beverages (continued)
3.70%, 02/01/24	$7,981	$8,755,684
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)(a)	4,956	5,393,698
4.15%, 01/23/25 (Call 12/23/24)	22,019	25,012,502
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(b)	5,035	5,617,346
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)(a)	255	265,924
3.25%, 06/15/23 (Call 03/17/23)	50	52,278
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	828	924,228
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	10,451	10,579,939
1.75%, 09/06/24	9,996	10,493,230
2.20%, 05/25/22(a)	3,474	3,592,415
2.50%, 04/01/23(a)	9,731	10,279,784
2.95%, 03/25/25	3,519	3,883,928
3.20%, 11/01/23	3,814	4,158,203
3.30%, 09/01/21	9,585	9,883,734
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	3,591	3,742,899
2.70%, 05/09/22 (Call 04/09/22)	2,481	2,567,741
3.20%, 02/15/23 (Call 01/15/23)(a)	3,817	4,048,387
4.25%, 05/01/23	12,801	14,015,324
4.75%, 11/15/24	3,817	4,419,586
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)(a)	5,811	6,147,756
2.63%, 04/29/23 (Call 01/29/23)	15,940	16,735,947
3.50%, 09/18/23 (Call 08/18/23)	256	277,314
Diageo Investment Corp.
2.88%, 05/11/22(a)	12,669	13,199,728
8.00%, 09/15/22	50	57,341
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	1,500	1,560,215
Heineken NV
2.75%, 04/01/23(a)(b)	13,116	13,821,829
3.40%, 04/01/22(a)(b)	1,516	1,580,449
Keurig Dr Pepper Inc.
2.53%, 11/15/21 (Call 10/15/21)	1,764	1,802,629
2.70%, 11/15/22 (Call 08/15/22)(a)	1,436	1,493,765
3.13%, 12/15/23 (Call 10/15/23)(a)	4,486	4,827,581
3.20%, 11/15/21 (Call 08/15/21)(a)	728	747,111
4.06%, 05/25/23 (Call 04/25/23)(a)	18,774	20,510,311
4.42%, 05/25/25 (Call 03/25/25)(a)	7,190	8,338,099
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	876	915,836
PepsiCo Inc.
0.75%, 05/01/23	4,849	4,909,753
1.70%, 10/06/21 (Call 09/06/21)	1,088	1,103,579
2.25%, 05/02/22 (Call 04/02/22)(a)	6,395	6,599,294
2.25%, 03/19/25 (Call 02/19/25)	3,834	4,118,623
2.75%, 03/05/22(a)	5,573	5,781,963
2.75%, 03/01/23(a)	10,660	11,301,184
2.75%, 04/30/25 (Call 01/30/25)	6,944	7,590,741
3.00%, 08/25/21	1,523	1,564,681
3.10%, 07/17/22 (Call 05/17/22)(a)	5,693	5,961,742
3.50%, 07/17/25 (Call 04/17/25)	3,344	3,782,542
3.60%, 03/01/24 (Call 12/01/23)(a)	3,997	4,396,050
Pernod Ricard SA
4.25%, 07/15/22(a)(b)	12,802	13,669,876
4.45%, 01/15/22(a)(b)	4,157	4,379,879

S C H E D U L E O F I N V E S T M E N T S	88

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Suntory Holdings Ltd.
2.25%, 10/16/24 (Call 09/16/24)(a)(b)	$10,845	$11,342,540
2.55%, 06/28/22 (Call 05/28/22)(a)(b)	2,160	2,219,470

		331,662,325

Biotechnology — 0.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	5,756	6,059,579
2.25%, 08/19/23 (Call 06/19/23)(a)	2,367	2,481,469
2.65%, 05/11/22 (Call 04/11/22)(a)	15,999	16,583,179
2.70%, 05/01/22 (Call 03/01/22)	6,002	6,198,897
3.13%, 05/01/25 (Call 02/01/25)	4,136	4,564,801
3.63%, 05/15/22 (Call 02/15/22)(a)	8,139	8,515,122
3.63%, 05/22/24 (Call 02/22/24)(a)	11,501	12,692,083
3.88%, 11/15/21 (Call 08/15/21)	6,068	6,266,624
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	4,119	4,715,298
Biogen Inc., 3.63%, 09/15/22	6,725	7,153,896
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	2,065	2,110,391
2.50%, 09/01/23 (Call 07/01/23)(a)	2,337	2,468,255
3.25%, 09/01/22 (Call 07/01/22)	5,466	5,746,213
3.50%, 02/01/25 (Call 11/01/24)	11,687	13,107,157
3.70%, 04/01/24 (Call 01/01/24)	14,570	16,113,183
4.40%, 12/01/21 (Call 09/01/21)(a)	4,304	4,472,225
Royalty Pharma PLC
0.75%, 09/02/23(b)	2,500	2,497,850
1.20%, 09/02/25 (Call 08/02/25)(b)	1,920	1,916,974

		123,663,196

Building Materials — 0.3%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	1,710	1,747,884
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	8,111	8,349,804
2.24%, 02/15/25 (Call 01/15/25)(b)	18,758	19,672,789
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	5,682	6,432,113
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	5,560	6,111,593
4.00%, 06/15/25 (Call 03/15/25)	820	936,039
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(b)	4,400	4,853,524
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(a)(e)	793	859,242
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	130	130,934
3.00%, 11/15/23 (Call 09/15/23)	4,100	4,344,227
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	134	148,479
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)(a)	2,101	2,426,052
5.95%, 03/15/22	338	364,622
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	940	1,039,856
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	1,695	1,933,669

		59,350,827

Chemicals — 1.5%
Air Liquide Finance SA
1.75%, 09/27/21 (Call 08/27/21)(b)	4,366	4,427,870
2.25%, 09/27/23 (Call 07/27/23)(a)(b)	4,116	4,309,566
Air Products & Chemicals Inc., 2.75%, 02/03/23	100	105,627
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,205	1,256,464
3.00%, 11/03/21(a)	1,700	1,752,014

Security	Par (000)	Value

Chemicals (continued)
3.35%, 07/31/24 (Call 04/30/24)(a)	$973	$1,069,021
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	4,741	5,237,413
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	3,037	3,303,397
Cabot Corp., 3.70%, 07/15/22(a)	258	268,450
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	5,201	5,558,395
4.63%, 11/15/22(a)	1,528	1,648,255
CF Industries Inc., 3.40%, 12/01/21(b)	478	490,679
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	60	63,672
5.13%, 04/01/25 (Call 03/01/25)(b)	1,722	2,038,062
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	5,280	5,689,766
3.50%, 10/01/24 (Call 07/01/24)	6,264	6,852,943
DuPont de Nemours Inc.
2.17%, 05/01/23	10,435	10,641,701
4.21%, 11/15/23 (Call 10/15/23)	26,269	29,024,884
Eastman Chemical Co.
3.50%, 12/01/21	9,978	10,326,924
3.60%, 08/15/22 (Call 05/15/22)(a)	5,657	5,939,636
3.80%, 03/15/25 (Call 12/15/24)(a)	4,095	4,532,250
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)(a)	6,462	6,696,902
3.25%, 01/14/23 (Call 11/14/22)(a)	1,883	1,994,881
4.35%, 12/08/21(a)	5,844	6,138,937
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	6,163	6,411,074
Equate Petrochemical BV, 3.00%, 03/03/22(b)	5,000	5,070,440
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	70	72,455
4.10%, 02/01/24 (Call 11/01/23)	574	625,455
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(b)	200	210,105
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)(a)	4,074	4,379,849
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	636	662,367
LG Chem Ltd., 3.25%, 10/15/24(b)	5,565	5,993,599
LYB International Finance BV, 4.00%, 07/15/23	7,867	8,560,383
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 04/01/25)	8,185	8,792,327
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	5,493	6,339,401
6.00%, 11/15/21 (Call 08/17/21)(a)	9,282	9,756,526
MEGlobal Canada ULC, 5.00%, 05/18/25(b)	10,275	11,225,438
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	6,660	6,951,539
3.75%, 11/15/21 (Call 08/15/21)	982	1,008,159
4.25%, 11/15/23 (Call 08/15/23)	3,512	3,811,875
NewMarket Corp., 4.10%, 12/15/22(a)	5,647	6,044,580
Nutrien Ltd.
1.90%, 05/13/23	2,824	2,919,880
3.00%, 04/01/25 (Call 01/01/25)(a)	684	743,630
3.15%, 10/01/22 (Call 07/01/22)	10,186	10,670,616
3.38%, 03/15/25 (Call 12/15/24)(a)	2,265	2,510,050
3.50%, 06/01/23 (Call 03/01/23)(a)	1,892	2,021,150
3.63%, 03/15/24 (Call 12/15/23)(a)	5,045	5,506,681
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(b)	125	132,000

89	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)(a)	$6,156	$6,553,541
3.20%, 03/15/23 (Call 02/15/23)(a)	6,200	6,584,694
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	3,641	3,754,927
2.45%, 02/15/22 (Call 11/15/21)(a)	2,272	2,330,150
2.65%, 02/05/25 (Call 11/05/24)(a)	1,534	1,663,265
2.70%, 02/21/23 (Call 11/21/22)(a)	383	401,609
3.00%, 09/01/21	5,707	5,862,522
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	1,243	1,290,242
SABIC Capital II BV, 4.00%, 10/10/23(b)	5,211	5,590,590
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	3,886	4,032,648
3.13%, 06/01/24 (Call 04/01/24)(a)	6,381	6,930,423
3.45%, 08/01/25 (Call 05/01/25)	205	227,868
4.20%, 01/15/22 (Call 10/15/21)	1,275	1,329,737
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	218,500
Syngenta Finance NV
3.13%, 03/28/22(a)	11,843	12,072,220
4.44%, 04/24/23 (Call 03/24/23)(a)(b)	7,006	7,375,118
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	5,148	5,569,851
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)(a)	1,005	1,050,245

		302,625,438

Commercial Services — 0.8%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(b)	5,050	5,167,007
Ashtead Capital Inc., 4.13%, 08/15/25 (Call 09/16/20)(b)	220	226,600
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	1,941	2,079,978
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)(a)	4,604	4,771,586
3.25%, 06/01/22 (Call 03/01/22)	1,822	1,897,513
DP World Crescent Ltd., 3.91%, 05/31/23(b)	12,760	13,454,782
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	5,432	5,734,809
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)(a)	5,174	5,528,944
3.30%, 12/15/22 (Call 09/15/22)	970	1,021,435
3.60%, 08/15/21	1,534	1,578,798
3.95%, 06/15/23 (Call 05/15/23)(a)	678	733,720
ERAC USA Finance LLC
2.60%, 12/01/21 (Call 11/01/21)(b)	75	76,398
2.70%, 11/01/23 (Call 09/01/23)(a)(b)	1,577	1,651,394
3.30%, 10/15/22(b)	660	689,873
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	5,610	6,174,801
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	6,804	7,272,929
3.75%, 06/01/23 (Call 03/01/23)(a)	4,134	4,443,389
4.00%, 06/01/23 (Call 05/01/23)	9,874	10,737,172
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	2,935	3,178,254
4.13%, 08/01/23 (Call 07/01/23)(a)	2,263	2,472,916
4.75%, 02/15/25 (Call 11/15/24)(a)(b)	4,620	5,255,158
5.00%, 11/01/22 (Call 08/01/22)(b)	4,365	4,697,317
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)	12,543	13,152,901
2.75%, 12/15/21 (Call 09/03/20)	2,976	3,061,995
3.75%, 03/24/25 (Call 02/24/25)	2,034	2,298,991
4.50%, 09/01/22 (Call 06/01/22)	5,483	5,879,076

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 02/15/24 (Call 11/15/23)(a)	$2,531	$2,867,425
PayPal Holdings Inc.
1.35%, 06/01/23	11,023	11,280,996
1.65%, 06/01/25 (Call 05/01/25)	867	902,221
2.20%, 09/26/22	6,443	6,681,397
2.40%, 10/01/24 (Call 09/01/24)	7,479	7,980,891
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	2,420	2,588,602
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	2,578	2,949,346
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	2,824	3,234,056
4.13%, 09/12/22	530	566,298
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,505	1,522,847

		153,811,815

Computers — 2.6%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	10,000	10,026,740
0.75%, 05/11/23	1,505	1,524,264
1.13%, 05/11/25 (Call 04/11/25)	11,809	12,117,726
1.70%, 09/11/22	13,511	13,913,850
1.80%, 09/11/24 (Call 08/11/24)	9,535	10,016,732
2.10%, 09/12/22 (Call 08/12/22)(a)	5,509	5,716,232
2.15%, 02/09/22(a)	8,786	9,027,208
2.30%, 05/11/22 (Call 04/11/22)	9,471	9,779,829
2.40%, 01/13/23 (Call 12/13/22)(a)	6,198	6,497,908
2.40%, 05/03/23(a)	27,966	29,523,147
2.50%, 02/09/22 (Call 01/09/22)(a)	15,908	16,397,533
2.50%, 02/09/25	10,981	11,911,338
2.70%, 05/13/22	5,708	5,941,072
2.75%, 01/13/25 (Call 11/13/24)	9,052	9,888,372
2.85%, 02/23/23 (Call 12/23/22)(a)	22,105	23,397,415
2.85%, 05/11/24 (Call 03/11/24)	16,069	17,390,295
3.00%, 02/09/24 (Call 12/09/23)	12,701	13,723,934
3.20%, 05/13/25(a)	4,426	4,955,568
3.45%, 05/06/24(a)	10,403	11,518,546
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	9,777	10,554,662
5.45%, 06/15/23 (Call 04/15/23)(b)	20,375	22,503,569
5.85%, 07/15/25 (Call 06/15/25)(b)	4,278	5,010,704
DXC Technology Co.
4.00%, 04/15/23	2,726	2,876,074
4.13%, 04/15/25 (Call 03/15/25)	10,441	11,295,528
4.25%, 04/15/24 (Call 02/15/24)(a)	3,335	3,626,894
4.45%, 09/18/22	1,363	1,433,542
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	3,560	3,733,542
3.70%, 04/01/22 (Call 03/01/22)	1,815	1,860,391
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	10,947	11,068,332
2.25%, 04/01/23 (Call 03/01/23)	11,665	12,080,916
3.50%, 10/05/21 (Call 09/05/21)	352	362,732
4.40%, 10/15/22 (Call 08/15/22)(a)	11,870	12,725,940
4.45%, 10/02/23 (Call 09/02/23)	7,882	8,695,795
4.65%, 10/01/24 (Call 09/01/24)	11,964	13,526,131
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	16,916	17,811,698
4.05%, 09/15/22	3,030	3,230,924
IBM Credit LLC
2.20%, 09/08/22(a)	600	624,084
3.00%, 02/06/23(a)	13,477	14,358,594

S C H E D U L E O F I N V E S T M E N T S	90

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.60%, 11/30/21	$10,156	$10,582,079
International Business Machines Corp.
1.88%, 08/01/22(a)	14,666	15,120,562
2.50%, 01/27/22(a)	7,113	7,334,544
2.85%, 05/13/22(a)	19,875	20,727,084
2.88%, 11/09/22(a)	2,207	2,330,467
3.00%, 05/15/24	13,010	14,146,652
3.38%, 08/01/23	1,974	2,143,522
3.63%, 02/12/24(a)	19,071	21,039,927
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	2,393	2,516,850
3.63%, 05/15/25 (Call 04/15/25)(b)	7,061	7,882,477
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	9,224	9,597,817
3.25%, 12/15/22 (Call 09/15/22)(a)	551	572,628
3.30%, 09/29/24 (Call 07/29/24)	2,602	2,838,580
Seagate HDD Cayman
4.75%, 06/01/23(a)	10,860	11,708,507
4.75%, 01/01/25(a)	714	778,847
4.88%, 03/01/24 (Call 01/01/24)(a)	4,499	4,935,998

		514,904,302

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,758	1,831,773
2.10%, 05/01/23(a)	4,018	4,209,679
2.25%, 11/15/22(a)	7,316	7,639,954
2.30%, 05/03/22(a)	7,073	7,314,397
2.45%, 11/15/21(a)	538	552,034
3.25%, 03/15/24(a)	1,581	1,737,810
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	7,880	8,348,680
Procter & Gamble Co. (The)
1.70%, 11/03/21	5,150	5,235,904
2.15%, 08/11/22	9,130	9,470,768
2.30%, 02/06/22	15,254	15,695,723
2.45%, 03/25/25 (Call 02/25/25)	3,752	4,070,643
3.10%, 08/15/23(a)	1,877	2,032,722
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	2,091	2,154,175
2.60%, 05/05/24 (Call 03/05/24)	3,885	4,174,552
3.00%, 03/07/22	4,470	4,656,033
3.10%, 07/30/25	1,552	1,739,050
3.13%, 03/22/23 (Call 02/22/23)(a)	6,039	6,449,173
3.25%, 03/07/24 (Call 02/07/24)(a)	3,168	3,454,640
3.38%, 03/22/25 (Call 01/22/25)	538	600,439

		91,368,149

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	8,558	8,986,195

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)(a)	5,759	5,534,416
3.30%, 01/23/23 (Call 12/23/22)(a)	4,054	4,042,370
3.50%, 05/26/22 (Call 04/26/22)	2,627	2,639,897
3.50%, 01/15/25 (Call 11/15/24)	3,192	3,100,076
3.95%, 02/01/22 (Call 01/01/22)(a)	3,500	3,544,353
4.13%, 07/03/23 (Call 06/03/23)(a)	19,038	19,245,166
4.45%, 12/16/21 (Call 11/16/21)	1,353	1,378,858
4.50%, 09/15/23 (Call 08/15/23)	175	179,562

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 07/01/22	$2,357	$2,413,659
4.88%, 01/16/24 (Call 12/16/23)(a)	1,850	1,904,731
5.00%, 10/01/21	5,509	5,672,123
6.50%, 07/15/25 (Call 06/15/25)(a)	5,549	6,037,048
Affiliated Managers Group Inc., 4.25%, 02/15/24	265	292,231
AIG Global Funding
0.80%, 07/07/23(b)	585	589,514
1.90%, 10/06/21(b)	1,241	1,262,295
2.30%, 07/01/22(a)(b)	2,872	2,962,162
2.70%, 12/15/21(b)	100	103,061
Air Lease Corp.
2.25%, 01/15/23(a)	5,507	5,526,680
2.30%, 02/01/25 (Call 01/01/25)	2,473	2,428,537
2.63%, 07/01/22 (Call 06/01/22)(a)	4,200	4,230,676
2.75%, 01/15/23 (Call 12/15/22)(a)	1,844	1,854,178
3.00%, 09/15/23 (Call 07/15/23)(a)	3,121	3,138,245
3.25%, 03/01/25 (Call 01/01/25)(a)	923	936,791
3.38%, 07/01/25 (Call 06/01/25)	260	264,681
3.50%, 01/15/22	4,907	5,015,777
3.75%, 02/01/22 (Call 12/01/21)	809	826,511
3.88%, 07/03/23 (Call 06/03/23)	8,954	9,313,614
4.25%, 02/01/24 (Call 01/01/24)	7,093	7,408,135
4.25%, 09/15/24 (Call 06/15/24)	3,319	3,462,380
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	4,048	3,914,456
4.40%, 09/25/23 (Call 08/25/23)(a)	5,275	5,237,415
5.00%, 04/01/23(a)	6,674	6,710,724
5.25%, 08/11/25 (Call 07/11/25)(b)	4,165	4,086,357
5.50%, 02/15/22	3,134	3,206,893
Ally Financial Inc.
3.05%, 06/05/23 (Call 05/05/23)	6,660	6,912,034
3.88%, 05/21/24 (Call 04/21/24)	7,879	8,387,951
4.13%, 02/13/22	5,102	5,282,302
4.63%, 05/19/22	2,385	2,510,559
4.63%, 03/30/25(a)	1,099	1,216,228
5.13%, 09/30/24(a)	6,595	7,382,372
5.80%, 05/01/25 (Call 04/01/25)	6,017	6,952,200
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	18,244	18,934,180
2.50%, 07/30/24 (Call 06/30/24)	9,952	10,641,978
2.65%, 12/02/22(a)	10,826	11,364,394
2.75%, 05/20/22 (Call 04/20/22)	16,555	17,179,157
3.00%, 10/30/24 (Call 09/29/24)	14,943	16,295,147
3.40%, 02/27/23 (Call 01/27/23)	15,041	16,088,569
3.40%, 02/22/24 (Call 01/22/24)	15,943	17,473,672
3.63%, 12/05/24 (Call 11/04/24)(a)	5,560	6,184,193
3.70%, 11/05/21 (Call 10/05/21)	10,226	10,614,792
3.70%, 08/03/23 (Call 07/03/23)	5,987	6,521,252
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	5,899	6,097,378
Ameriprise Financial Inc.
3.00%, 03/22/22	7,113	7,390,816
3.00%, 04/02/25 (Call 03/02/25)	6,634	7,265,020
3.70%, 10/15/24	3,352	3,754,360
4.00%, 10/15/23(a)	7,354	8,164,811
Antares Holdings LP, 6.00%, 08/15/23 (Call 07/15/23)(b)	268	268,179
Apollo Management Holdings LP
4.00%, 05/30/24(b)	240	264,324
4.95%, 01/14/50 (Call 12/17/24)(a)(b)(c)	3,285	3,320,456

91	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(b)	$405	$433,891
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	11,105	9,871,309
3.63%, 05/01/22 (Call 04/01/22)(b)	7,579	7,335,761
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	13,265	12,257,562
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	358	348,045
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	1,875	1,818,751
5.50%, 01/15/23 (Call 12/15/22)(b)	530	519,201
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	4,077	4,082,307
5.38%, 07/24/23	4,846	5,134,450
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(b)	569	573,250
2.75%, 09/18/22 (Call 08/18/22)(b)	1,762	1,799,848
3.25%, 04/29/25 (Call 03/29/25)(b)	10,575	11,140,021
3.50%, 10/10/24 (Call 09/10/24)(a)(b)	7,418	7,854,492
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)(a)	3,620	3,978,508
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	3,391	3,718,376
6.50%, 06/17/22(b)	2,030	2,183,599
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(c)	575	585,902
2.28%, 01/28/26 (Call 01/28/25)(c)	6,075	6,317,838
3.38%, 02/15/23	21,335	22,590,846
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	1,579	1,654,913
3.05%, 03/09/22 (Call 02/09/22)	7,101	7,360,830
3.20%, 01/30/23 (Call 12/30/22)(a)	11,340	11,975,997
3.20%, 02/05/25 (Call 01/05/25)	6,233	6,791,382
3.30%, 10/30/24 (Call 09/30/24)	6,242	6,794,744
3.50%, 06/15/23	6,398	6,864,375
3.75%, 04/24/24 (Call 03/24/24)	3,315	3,632,493
3.90%, 01/29/24 (Call 12/29/23)	9,628	10,513,043
4.25%, 04/30/25 (Call 03/31/25)(a)	4,297	4,907,811
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(b)	285	305,936
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	18,252	19,222,815
3.00%, 03/10/25 (Call 12/10/24)(a)	770	846,734
3.23%, 09/01/22	303	320,482
3.55%, 02/01/24 (Call 01/01/24)(a)	5,571	6,119,600
3.85%, 05/21/25 (Call 03/21/25)	4,759	5,453,441
4.20%, 03/24/25 (Call 02/24/25)(a)	5,887	6,819,453
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	5,977	6,797,330
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	10,165	11,297,279
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	5,110	5,445,783
CME Group Inc.
3.00%, 09/15/22	7,258	7,648,616
3.00%, 03/15/25 (Call 12/15/24)	3,710	4,066,389
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	6,010	6,216,584
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	428	467,095
3.85%, 11/21/22	2,380	2,539,971
3.95%, 11/06/24 (Call 08/06/24)(a)	3,483	3,835,094
5.20%, 04/27/22(a)	1,027	1,097,035
Eaton Vance Corp., 3.63%, 06/15/23(a)	475	510,675
Franklin Resources Inc., 2.85%, 03/30/25(a)	443	485,455
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	9,849	10,445,457

Security	Par (000)	Value

Diversified Financial Services (continued)
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(b)	$7,080	$7,156,547
International Lease Finance Corp., 5.88%, 08/15/22	5,708	6,178,726
Invesco Finance PLC
3.13%, 11/30/22	1,122	1,188,142
4.00%, 01/30/24	1,083	1,186,601
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	285	324,715
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,411	3,762,645
Jefferies Group LLC, 5.13%, 01/20/23(a)	1,564	1,710,317
Lazard Group LLC, 3.75%, 02/13/25(a)	3,176	3,428,924
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	2,804	2,930,336
Legg Mason Inc., 3.95%, 07/15/24(a)	840	931,972
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)(a)	1,619	1,650,136
2.00%, 03/03/25 (Call 02/03/25)	7,352	7,852,940
3.38%, 04/01/24(a)	5,891	6,508,494
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	4,250	4,389,975
3.56%, 02/28/24 (Call 01/28/24)(b)	200	214,822
3.64%, 04/13/25(b)	5,050	5,522,976
3.96%, 09/19/23 (Call 08/19/23)(b)	10,273	11,094,943
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)(a)	3,330	3,731,273
Navient Solutions LLC, 0.00%, 10/03/22(f)	150	148,616
Nomura Holdings Inc.
1.85%, 07/16/25(a)	11,216	11,453,334
2.65%, 01/16/25(a)	15,674	16,527,183
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	11,031	12,517,804
ORIX Corp.
2.90%, 07/18/22(a)	3,076	3,197,656
3.25%, 12/04/24	2,873	3,125,435
4.05%, 01/16/24(a)	7,556	8,286,087
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	2,067	1,972,729
5.25%, 08/15/22 (Call 07/15/22)(a)(b)	9,473	9,405,203
5.50%, 02/15/24 (Call 01/15/24)(a)(b)	11,955	11,788,694
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	10,000	10,598,300
REC Ltd.
4.75%, 05/19/23(b)	6,200	6,519,051
5.25%, 11/13/23(a)(b)	5,680	6,110,435
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,027	2,245,310
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)(a)	5,504	5,666,989
3.75%, 08/15/21 (Call 06/15/21)	1,863	1,903,969
4.25%, 08/15/24 (Call 05/15/24)	8,537	9,168,327
4.38%, 03/19/24 (Call 02/19/24)(a)	8,963	9,659,388
4.50%, 07/23/25 (Call 04/23/25)	3,638	3,958,939
USAA Capital Corp., 1.50%, 05/01/23(b)	757	779,108
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	5,408	5,609,235
2.80%, 12/14/22 (Call 10/14/22)(a)	14,992	15,820,158
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)(a)	4,692	4,970,419
3.60%, 03/15/22 (Call 02/15/22)(a)	3,743	3,897,078
4.25%, 06/09/23 (Call 05/09/23)(a)	8,932	9,681,956

		842,686,552

Electric — 5.4%
Abu Dhabi National Energy Co. PJSC 3.63%, 01/12/23(b)	14,960	15,820,798

S C H E D U L E O F I N V E S T M E N T S	92

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.38%, 04/23/25(b)	$15,115	$17,078,136
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)(a)	1,560	1,615,833
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	225	243,218
Series 13-A, 3.55%, 12/01/23(a)	1,535	1,678,241
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	4,179	4,307,117
Alliant Energy Finance LLC, 3.75%, 06/15/23
(Call 05/15/23)(a)(b)	10,787	11,607,470
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	7,356	7,854,406
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)(a)	1,871	1,945,543
3.25%, 03/01/25 (Call 12/01/24)	245	269,965
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,156	1,213,954
Series I, 3.65%, 12/01/21	7,305	7,603,696
American Transmission Systems Inc., 5.25%, 01/15/22(b).	10,640	11,272,502
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	85	93,267
Arizona Public Service Co.
3.15%, 05/15/25 (Call 02/15/25)	790	871,580
3.35%, 06/15/24 (Call 03/15/24)(a)	365	392,317
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	75	79,562
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,483	4,904,610
3.20%, 04/15/25 (Call 03/15/25)	6,785	7,491,336
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)(a)	1,215	1,262,419
3.35%, 07/01/23 (Call 04/01/23)(a)	1,532	1,642,820
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	11,053	11,660,287
3.50%, 02/01/25 (Call 11/01/24)	2,725	3,030,229
3.75%, 11/15/23 (Call 08/15/23)	3,497	3,838,135
4.05%, 04/15/25 (Call 03/15/25)(b)	6,155	7,041,438
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	589	647,236
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	903	930,652
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	10,600	10,980,011
2.50%, 09/01/24 (Call 08/01/24)	3,128	3,329,698
3.60%, 11/01/21	5,302	5,491,432
3.85%, 02/01/24 (Call 01/01/24)(a)	4,365	4,793,592
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(b)	640	657,210
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	250	291,544
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	516	564,772
5.05%, 03/15/22 (Call 12/15/21)	1,110	1,170,214
Comision Federal de Electricidad, 4.88%, 01/15/24(b)	11,636	12,465,181
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)(a)	6,186	6,330,276
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,789	1,865,687
Consolidated Edison Co. of New York Inc., 3.30%, 12/01/24 (Call 09/01/24)	100	109,759
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	200	211,002
Consumers Energy Co.
2.85%, 05/15/22 (Call 09/24/20)	1,832	1,900,334
3.13%, 08/31/24 (Call 05/31/24)(a)	715	777,008
3.38%, 08/15/23 (Call 05/15/23)(a)	2,458	2,661,565

Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	$594	$646,122
Dominion Energy Inc.
2.45%, 01/15/23(a)(b)	11,915	12,416,828
2.72%, 08/15/21(e)	2,405	2,454,587
3.07%, 08/15/24(a)(e)	16,786	18,218,897
5.75%, 10/01/54 (Call 10/01/24)(a)(c)	711	759,818
Series A, 3.30%, 03/15/25 (Call 02/15/25)	494	549,383
Series B, 2.75%, 01/15/22 (Call 12/15/21)(a)	3,099	3,183,726
Series B, 2.75%, 09/15/22 (Call 06/15/22)	3,501	3,636,418
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,042	1,056,056
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	596	616,074
3.38%, 03/01/25 (Call 12/01/24)	288	319,763
3.65%, 03/15/24 (Call 12/15/23)	108	118,392
DTE Energy Co.
2.25%, 11/01/22(a)	2,735	2,832,247
Series B, 2.60%, 06/15/22(a)	2,245	2,320,635
Series B, 3.30%, 06/15/22 (Call 04/15/22)(a)	2,396	2,495,546
Series C, 2.53%, 10/01/24	6,016	6,415,669
Series C, 3.50%, 06/01/24 (Call 03/01/24)	5,408	5,895,025
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	10,353	11,226,477
Series F, 1.05%, 06/01/25 (Call 05/01/25)	5,720	5,766,936
Series F, 3.85%, 12/01/23 (Call 09/01/23)	2,308	2,523,046
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	2,867	3,012,803
3.05%, 03/15/23 (Call 02/15/23)(a)	1,461	1,553,697
3.35%, 05/15/22(a)	5,422	5,699,423
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	11,873	12,033,428
2.40%, 08/15/22 (Call 07/15/22)(a)	4,068	4,214,383
3.05%, 08/15/22 (Call 05/15/22)	10,075	10,520,538
3.55%, 09/15/21 (Call 06/15/21)	2,829	2,898,905
3.75%, 04/15/24 (Call 01/15/24)	10,955	12,075,994
3.95%, 10/15/23 (Call 07/15/23)	6,228	6,826,844
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	919	1,003,745
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)(a)	4,604	4,778,796
3.00%, 09/15/21 (Call 06/15/21)	1,947	1,987,576
3.25%, 08/15/25 (Call 05/15/25)	2,698	3,027,301
3.38%, 09/01/23 (Call 08/01/23)	4,922	5,354,803
Duquesne Light Holdings Inc., 5.90%, 12/01/21(b)	140	147,651
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	6,465	6,594,300
2.95%, 03/15/23 (Call 01/15/23)	4,792	4,933,960
3.13%, 11/15/22 (Call 10/15/22)(a)	4,043	4,194,835
3.55%, 11/15/24 (Call 10/15/24)	6,570	6,999,517
4.95%, 04/15/25 (Call 03/15/25)	6,990	7,690,852
EDP Finance BV, 3.63%, 07/15/24(b)	7,355	7,981,737
Enel Finance International NV
2.65%, 09/10/24(b)	15,856	16,785,963
2.75%, 04/06/23(a)(b)	8,581	8,961,292
2.88%, 05/25/22(b)	12,967	13,415,200
4.25%, 09/14/23(a)(b)	19,040	20,857,456
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	90	98,540
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(c)	6,184	7,252,595
Engie SA, 2.88%, 10/10/22(a)(b)	2,063	2,136,479

93	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	$1,656	$1,827,080
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	3,320	3,321,964
4.00%, 07/15/22 (Call 05/15/22)	17,389	18,451,737
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	85	101,161
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	2,766	3,029,738
5.40%, 11/01/24	534	634,320
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)(a)	861	916,636
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	8,452	8,970,788
5.29%, 06/15/22 (Call 03/15/22)(a)(e)	1,994	2,130,667
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	1,124	1,191,044
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)(a)	3,537	3,724,195
Series H, 3.15%, 01/15/25 (Call 10/15/24)	635	695,350
Series K, 2.75%, 03/15/22 (Call 02/15/22)	5,745	5,940,166
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	3,882	4,204,390
Series N, 3.80%, 12/01/23 (Call 11/01/23)	7,093	7,794,041
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	3,205	3,209,666
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)(a)	11,797	12,352,873
3.95%, 06/15/25 (Call 03/15/25)(a)	5,513	6,297,385
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	10,537	11,635,904
3.40%, 03/15/22 (Call 02/15/22)	4,305	4,481,792
4.25%, 06/15/22 (Call 03/15/22)	5,251	5,562,276
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	556	567,495
Series A, 2.85%, 07/15/22 (Call 05/15/22)(a)	3,125	3,210,324
Series B, 4.25%, 03/15/23 (Call 12/15/22)	5,292	5,613,610
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)(b)	1,389	1,546,740
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(a)	7,747	8,146,340
2.85%, 04/01/25 (Call 03/01/25)	7,627	8,375,100
3.25%, 06/01/24 (Call 12/01/23)	4,515	4,905,063
Georgia Power Co.
2.85%, 05/15/22(a)	1,641	1,707,711
Series A, 2.10%, 07/30/23	5,895	6,173,759
Series A, 2.20%, 09/15/24 (Call 08/15/24)	10,631	11,242,142
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)(a)	878	927,917
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	3,121	3,441,135
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)(a)	425	459,946
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)(b)	2,477	2,831,571
Series 6, 5.00%, 11/12/24(b)	8,395	9,433,378
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	5,994	6,259,764
3.65%, 06/15/24 (Call 03/15/24)(a)	1,429	1,568,384
4.05%, 07/01/23 (Call 04/01/23)	457	495,577
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	1,516	1,695,565
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	2,638	2,729,917

Security	Par (000)	Value

Electric (continued)
2.63%, 06/19/22(b)	$1,664	$1,721,681
3.88%, 07/19/23(a)(b)	6,865	7,483,942
Korea Electric Power Corp., 2.50%, 06/24/24(b)	1,300	1,377,287
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,830	7,178,141
LG&E & KU Energy LLC, 4.38%, 10/01/21 (Call 07/01/21)	792	816,969
Metropolitan Edison Co.
3.50%, 03/15/23 (Call 12/15/22)(b)	100	104,828
4.00%, 04/15/25(b)	70	77,481
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	3,254	3,615,500
3.70%, 09/15/23 (Call 06/15/23)(a)	1,426	1,556,315
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	1,100	1,209,820
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	11,141	11,371,152
2.30%, 09/15/22 (Call 08/15/22)(a)	2,620	2,715,498
2.40%, 04/25/22 (Call 03/25/22)	2,587	2,669,549
2.70%, 02/15/23 (Call 12/15/22)(a)	1,246	1,310,398
2.85%, 01/27/25 (Call 10/27/24)(a)	2,961	3,236,951
2.95%, 02/07/24 (Call 12/07/23)(a)	3,722	3,999,317
3.05%, 02/15/22 (Call 11/15/21)(a)	2,511	2,591,555
3.40%, 11/15/23 (Call 08/15/23)(a)	1,481	1,608,171
4.75%, 04/30/43 (Call 04/30/23)(a)(c)	1,578	1,626,419
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22(a)	657	675,230
2.40%, 09/01/21	3,709	3,787,408
2.75%, 05/01/25 (Call 04/01/25)	8,212	8,915,635
2.80%, 01/15/23 (Call 12/15/22)	3,731	3,925,793
2.90%, 04/01/22(a)	7,761	8,068,001
3.15%, 04/01/24 (Call 03/01/24)	16,307	17,699,522
3.20%, 02/25/22	780	812,577
3.30%, 08/15/22	731	770,699
3.63%, 06/15/23 (Call 03/15/23)	370	398,575
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	321	335,320
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	677	743,210
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)(a)	1,780	1,825,265
2.60%, 05/15/23 (Call 11/15/22)(a)	1,565	1,638,945
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(a)(b)	4,176	4,478,990
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	1,404	1,455,450
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	8,302	8,756,439
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	7,425	8,010,992
2.95%, 04/01/25 (Call 01/01/25)(a)	297	325,368
4.10%, 06/01/22 (Call 03/01/22)(a)	1,081	1,138,185
7.00%, 09/01/22	1,087	1,226,611
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	57,700	57,885,874
3.25%, 06/15/23 (Call 03/15/23)	224	233,014
3.40%, 08/15/24 (Call 05/15/24)	603	634,263
3.45%, 07/01/25	5,488	5,753,580
3.50%, 06/15/25 (Call 03/15/25)	498	525,172
3.75%, 02/15/24 (Call 11/15/23)	325	342,818
3.85%, 11/15/23 (Call 08/15/23)	200	211,590
4.25%, 08/01/23 (Call 07/01/23)	6,150	6,566,858
PacifiCorp 2.95%, 02/01/22 (Call 11/01/21)	4,180	4,309,435

S C H E D U L E O F I N V E S T M E N T S	94

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.95%, 06/01/23 (Call 03/01/23)	$745	$792,560
3.35%, 07/01/25 (Call 04/01/25)	250	278,589
3.60%, 04/01/24 (Call 01/01/24)(a)	1,166	1,281,725
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,118	1,131,378
2.38%, 09/15/22 (Call 06/15/22)(a)	421	436,366
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.50%, 11/22/21(a)(b)	6,694	7,015,312
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,949	1,987,601
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	5,174	5,647,516
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)(a)	6,997	7,459,148
3.50%, 12/01/22 (Call 09/01/22)	2,459	2,603,617
3.95%, 03/15/24 (Call 12/15/23)(a)	1,461	1,602,942
4.20%, 06/15/22 (Call 03/15/22)	3,224	3,407,289
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)(a)	540	557,965
3.00%, 09/15/21 (Call 06/15/21)	459	467,794
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	8,644	8,962,405
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	10,652	11,494,307
4.30%, 11/15/23 (Call 08/15/23)	178	195,966
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	945	972,201
2.50%, 03/15/23 (Call 09/15/22)(a)	565	587,706
2.90%, 05/15/25 (Call 11/15/24)(a)	1,085	1,173,645
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	259	281,323
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	339	354,678
3.00%, 05/15/25 (Call 02/15/25)(a)	1,160	1,281,526
3.25%, 09/01/23 (Call 08/01/23)(a)	4,235	4,573,345
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	1,790	1,821,042
2.65%, 11/15/22 (Call 10/15/22)	3,396	3,550,407
2.88%, 06/15/24 (Call 05/15/24)	5,725	6,172,178
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,870	2,001,254
5.63%, 07/15/22 (Call 04/15/22)(a)	666	709,038
6.00%, 09/01/21	2,173	2,286,498
San Diego Gas & Electric Co.
3.00%, 08/15/21(a)	2,402	2,463,107
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)(a)	621	672,809
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	4,670	4,920,546
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	8,207	8,889,822
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	10,202	10,601,942
2.90%, 02/01/23 (Call 01/01/23)(a)	3,424	3,600,023
3.55%, 06/15/24 (Call 03/15/24)	6,788	7,413,974
4.05%, 12/01/23 (Call 09/01/23)(a)	2,077	2,274,397
Sierra Pacific Power Co., Series T, 3.38%, 08/15/23 (Call 05/15/23)	10	10,778
Southern California Edison Co.
Series B, 2.40%, 02/01/22 (Call 12/01/21)	1,673	1,711,350
Series C, 3.50%, 10/01/23 (Call 07/01/23)	5,145	5,537,653
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	5,896	6,312,627

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	$14,859	$15,797,790
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(c)	411	424,203
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	2,332	2,391,217
Southwestern Electric Power Co., 3.55%, 02/15/22 (Call 11/15/21)	294	304,516
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(a)(b)	4,946	5,226,307
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	3,914	4,341,955
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(a)(b)	5,127	5,276,965
3.75%, 05/02/23(a)(b)	7,650	8,202,713
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	1,391	1,497,394
Tampa Electric Co., 2.60%, 09/15/22 (Call 06/15/22)	15	15,447
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 06/10/25(b)	977	1,078,598
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	395	434,061
Tri-State Generation & Transmission Association Inc., 3.70%, 11/01/24 (Call 08/01/24)(a)	334	361,502
Tucson Electric Power Co., 5.15%, 11/15/21 (Call 08/15/21)	520	540,931
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	1,187	1,297,260
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(a)	1,540	1,580,396
3.45%, 09/01/22 (Call 06/01/22)	145	151,897
3.45%, 02/15/24 (Call 11/15/23)	1,447	1,572,080
Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,962	2,164,974
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	10,710	11,262,097
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)(b)	11,730	12,453,411
WEC Energy Group Inc.
3.10%, 03/08/22	5,883	6,117,262
3.55%, 06/15/25 (Call 03/15/25)	3,989	4,479,743
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)(a)	2,141	2,268,363
2.95%, 09/15/21 (Call 06/15/21)	605	617,371
Wisconsin Power & Light Co., 2.25%, 11/15/22 (Call 08/15/22)	295	302,646
Wisconsin Public Service Corp., 3.35%, 11/21/21	4,296	4,454,806
Xcel Energy Inc.
2.60%, 03/15/22 (Call 02/15/22)	880	909,764
3.30%, 06/01/25 (Call 12/01/24)	1,687	1,870,024

		1,074,904,756

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	4,063	4,172,968
2.63%, 02/15/23 (Call 11/15/22)	421	443,384
3.15%, 06/01/25 (Call 03/01/25)(a)	1,264	1,406,580
Schneider Electric SE, 2.95%, 09/27/22(a)(b)	1,061	1,111,690

		7,134,622

Electronics — 0.5%
ABB Installation Products Inc., 5.63%, 11/15/21	345	365,313
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	5,601	5,875,246
3.88%, 07/15/23 (Call 04/15/23)(a)	3,181	3,454,256

95	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	$1,477	$1,573,188
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	702	737,403
3.20%, 04/01/24 (Call 02/01/24)	3,222	3,482,702
4.00%, 02/01/22 (Call 11/01/21)	201	208,602
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	6,265	6,735,806
3.50%, 04/01/22 (Call 02/01/22)(a)	182	188,069
4.50%, 03/01/23 (Call 12/01/22)(a)	3,751	4,016,758
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	371	383,330
4.88%, 12/01/22(a)	5,464	5,874,000
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)(a)	2,045	2,292,666
5.00%, 02/15/23	4,724	5,147,048
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	7,086	7,299,531
1.85%, 11/01/21 (Call 10/01/21)	5,289	5,377,068
2.15%, 08/08/22 (Call 07/08/22)(a)	5,826	6,013,876
2.30%, 08/15/24 (Call 07/15/24)(a)	7,218	7,713,157
3.35%, 12/01/23(a)	458	501,693
Hubbell Inc., 3.63%, 11/15/22	200	210,716
Jabil Inc., 4.70%, 09/15/22	2,660	2,861,072
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	1,740	1,965,614
Legrand France SA, 8.50%, 02/15/25(a)	962	1,278,330
Roper Technologies Inc.
0.45%, 08/15/22	745	745,375
1.00%, 09/15/25 (Call 08/15/25)	2,345	2,362,860
2.35%, 09/15/24 (Call 08/15/24)(a)	3,306	3,506,277
2.80%, 12/15/21 (Call 11/15/21)	3,135	3,222,123
3.13%, 11/15/22 (Call 08/15/22)	802	842,281
3.65%, 09/15/23 (Call 08/15/23)(a)	9,548	10,398,846
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)(a)	5,855	6,338,008
4.75%, 12/01/24 (Call 09/01/24)(a)	2,249	2,484,831
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)(a)	330	359,207
3.50%, 02/03/22 (Call 11/03/21)	512	530,306

		104,345,558

Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(b)	600	617,240

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	19	20,301
3.90%, 03/22/23(a)(b)	640	674,496

		694,797

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	5,725	6,116,538
3.20%, 03/15/25 (Call 12/15/24)	2,786	3,061,373
3.55%, 06/01/22 (Call 03/01/22)	19,833	20,753,763
4.75%, 05/15/23 (Call 02/15/23)	6,047	6,671,811
5.25%, 11/15/21	720	761,193
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)(a)	10,024	10,532,307
2.90%, 09/15/22 (Call 06/15/22)	8,336	8,720,009
3.13%, 03/01/25 (Call 12/01/24)(a)	283	310,669

Security	Par (000)	Value

Environmental Control (continued)
3.50%, 05/15/24 (Call 02/15/24)	$896	$980,982

		57,908,645

Food — 1.5%
Campbell Soup Co.
2.50%, 08/02/22	3,449	3,574,424
3.30%, 03/19/25 (Call 12/19/24)(a)	1,712	1,863,650
3.65%, 03/15/23 (Call 02/15/23)	9,684	10,365,920
3.95%, 03/15/25 (Call 01/15/25)	4,882	5,502,031
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(b)	500	546,609
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	9,360	9,873,598
3.25%, 09/15/22(a)	1,101	1,159,024
3.80%, 10/22/21	12,312	12,772,188
4.30%, 05/01/24 (Call 04/01/24)	6,265	7,016,887
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(a)(b)	1,456	1,480,041
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	17,641	18,624,063
3.00%, 06/15/22(b)	2,523	2,626,199
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	2,794	2,913,947
3.15%, 12/15/21 (Call 09/15/21)	9,448	9,714,725
3.65%, 02/15/24 (Call 11/15/23)	6,828	7,477,123
3.70%, 10/17/23 (Call 09/17/23)	4,389	4,808,653
4.00%, 04/17/25 (Call 02/17/25)	6,730	7,660,204
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,900	5,297,537
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	698	705,208
2.05%, 11/15/24 (Call 10/15/24)(a)	3,755	3,984,124
2.63%, 05/01/23 (Call 02/01/23)	1,078	1,136,799
3.20%, 08/21/25 (Call 05/21/25)	935	1,045,372
3.38%, 05/15/23 (Call 04/15/23)	5,835	6,289,592
JM Smucker Co. (The)
3.00%, 03/15/22	1,192	1,237,819
3.50%, 10/15/21	2,408	2,491,933
3.50%, 03/15/25	870	976,709
Kellogg Co.
2.65%, 12/01/23(a)	5,351	5,686,391
3.13%, 05/17/22(a)	2,323	2,420,512
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	5,400	5,677,266
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)(a)	10,104	10,532,238
2.95%, 11/01/21 (Call 10/01/21)	3,555	3,654,477
3.40%, 04/15/22 (Call 01/15/22)(a)	3,682	3,828,095
3.85%, 08/01/23 (Call 05/01/23)(a)	2,965	3,221,408
4.00%, 02/01/24 (Call 11/01/23)	5,215	5,750,163
Land O’ Lakes Inc., 6.00%, 11/15/22 (Call 08/15/22)(b)	135	143,775
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	2,599	2,818,676
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)(a)	1,960	2,042,017
3.15%, 08/15/24 (Call 06/15/24)(a)	5,824	6,341,020
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(b)	10,780	10,971,250
2.13%, 09/19/22(b)	2,314	2,389,835
2.25%, 09/19/24 (Call 08/19/24)(b)	8,941	9,453,506
Mondelez International Inc.
0.63%, 07/01/22	230	231,064
1.50%, 05/04/25 (Call 04/04/25)	2,827	2,930,617
2.13%, 04/13/23 (Call 03/13/23)	1,705	1,772,976
3.63%, 05/07/23 (Call 04/07/23)(a)	11,151	12,009,216

S C H E D U L E O F I N V E S T M E N T S	96

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.00%, 02/01/24 (Call 11/01/23)(a)	$225	$250,056
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	5,998	6,159,834
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	10,838	11,788,004
Seven & i Holdings Co. Ltd., 3.35%, 09/17/21(b)	3,005	3,079,170
Smithfield Foods Inc.
2.65%, 10/03/21 (Call 09/03/21)(a)(b)	597	596,133
3.35%, 02/01/22 (Call 01/01/22)(a)(b)	393	391,789
Sysco Corp.
2.60%, 06/12/22(a)	5,908	6,119,655
3.55%, 03/15/25 (Call 01/15/25)	1,420	1,549,920
5.65%, 04/01/25 (Call 03/01/25)	11,890	14,068,429
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	5,986	6,087,700
3.90%, 09/28/23 (Call 08/28/23)(a)	6,272	6,866,148
3.95%, 08/15/24 (Call 05/15/24)	7,015	7,811,294
4.50%, 06/15/22 (Call 03/15/22)(a)	8,741	9,288,165

		297,075,178

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	940	1,019,900
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)(a)	296	304,825
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(a)	1,089	1,146,172
5.25%, 05/12/24(a)	3,210	3,506,925
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	660	677,944
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	302	338,829
3.73%, 07/15/23 (Call 04/15/23)(a)(b)	1,645	1,785,109
8.00%, 01/15/24(a)	2,360	2,947,868
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	5,852	6,474,402
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	1,587	1,629,352

		19,831,326

Gas — 0.3%
APT Pipelines Ltd.
3.88%, 10/11/22(b)	395	415,126
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	5,306	5,884,654
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(a)	3,769	4,033,591
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	1,010	1,056,935
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)(a)	993	1,075,826
3.60%, 12/15/24 (Call 09/15/24)	2,007	2,222,056
Series A, 2.50%, 11/15/24 (Call 10/15/24)	6,251	6,691,113
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	11,614	11,887,097
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	565	584,663
4.90%, 12/01/21 (Call 09/01/21)	525	546,058
5.20%, 07/15/25 (Call 04/15/25)(a)	1,040	1,147,468
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	5,715	5,730,345
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	7,230	7,906,005
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	2,532	2,743,505
3.20%, 06/15/25 (Call 03/15/25)	1,161	1,290,735
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)(a)	2,566	2,697,330
3.50%, 09/15/21 (Call 06/15/21)	690	707,571

Security	Par (000)	Value

Gas (continued)
Southern Star Central Corp., 5.13%, 07/15/22 (Call 10/01/20)(b)	$994	$992,840
Talent Yield Investments Ltd., 4.50%, 04/25/22(a)(b)	805	840,554

		58,453,472

Hand & Machine Tools — 0.1%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	50	51,720
Stanley Black & Decker Inc.
2.90%, 11/01/22	983	1,036,158
3.40%, 12/01/21 (Call 09/01/21)	6,479	6,679,979
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	10,603	11,137,482

		18,905,339

Health Care - Products — 1.0%
Abbott Laboratories
2.55%, 03/15/22(a)	3,306	3,419,496
2.95%, 03/15/25 (Call 12/15/24)	4,565	5,007,554
3.40%, 11/30/23 (Call 09/30/23)	13,029	14,263,241
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	10,568	11,078,499
3.38%, 05/15/22	1,417	1,484,445
3.45%, 03/01/24 (Call 02/01/24)	10,916	11,875,752
3.85%, 05/15/25	2,818	3,201,093
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	2,892	3,075,670
3.20%, 06/15/22 (Call 03/15/22)	5,200	5,427,509
DH Europe Finance II Sarl
2.05%, 11/15/22	6,906	7,137,397
2.20%, 11/15/24 (Call 10/15/24)	9,093	9,633,648
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	560	595,615
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	570	600,777
3.15%, 03/15/22	6,151	6,418,713
3.50%, 03/15/25(a)	9,662	10,875,830
3.63%, 03/15/24 (Call 12/15/23)	6,178	6,793,960
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	11,249	11,431,582
3.38%, 05/15/24 (Call 02/15/24)	5,679	6,204,307
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	16,972	18,023,145
4.13%, 03/25/25 (Call 02/25/25)	13,128	15,067,660
4.15%, 02/01/24 (Call 11/01/23)	11,102	12,310,308
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	4,892	5,067,317
3.38%, 11/30/21 (Call 08/30/21)	2,080	2,138,372
3.55%, 04/01/25 (Call 01/01/25)	13,548	15,051,765
3.70%, 03/19/23 (Call 02/19/23)	8,706	9,336,292

		195,519,947

Health Care - Services — 1.7%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	8,966	9,352,022
2.80%, 06/15/23 (Call 04/15/23)	19,031	20,068,441
3.50%, 11/15/24 (Call 08/15/24)(a)	3,447	3,799,549
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)(a)	11,365	12,128,745
2.95%, 12/01/22 (Call 11/01/22)(a)	7,533	7,932,888
3.13%, 05/15/22	11,806	12,340,870
3.30%, 01/15/23(a)	21,890	23,333,098
3.35%, 12/01/24 (Call 10/01/24)(a)	9,861	10,906,942
3.50%, 08/15/24 (Call 05/15/24)(a)	9,431	10,386,379

97	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.70%, 08/15/21 (Call 05/15/21)	$1,679	$1,718,003
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	480	523,683
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	1,451	1,523,288
2.95%, 11/01/22(a)	847	882,991
4.20%, 08/01/23(a)	483	523,421
Dignity Health, 3.81%, 11/01/24	434	463,550
Fresenius Medical Care U.S. Finance II Inc.
4.75%, 10/15/24 (Call 07/17/24)(a)(b)	50	55,871
5.88%, 01/31/22(a)(b)	2,505	2,674,531
HCA Inc.
4.75%, 05/01/23(a)	14,661	16,124,416
5.00%, 03/15/24	11,442	12,933,264
5.25%, 04/15/25	7,824	9,123,799
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	1,154	1,185,951
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	5,336	5,607,094
3.15%, 12/01/22 (Call 09/01/22)(a)	8,849	9,308,836
3.85%, 10/01/24 (Call 07/01/24)	3,411	3,772,400
4.50%, 04/01/25 (Call 03/01/25)	12,457	14,421,654
Kaiser Foundation Hospitals, 3.50%, 04/01/22(a)	305	319,162
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	4,799	5,097,530
3.20%, 02/01/22	5,748	5,966,587
3.25%, 09/01/24 (Call 07/01/24)	6,141	6,726,883
3.60%, 02/01/25 (Call 11/01/24)	5,676	6,328,431
3.75%, 08/23/22 (Call 05/23/22)(a)	7,019	7,409,287
4.00%, 11/01/23 (Call 08/01/23)	3,914	4,286,527
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	311	345,211
4.25%, 04/01/24 (Call 01/01/24)(a)	2,215	2,461,232
Roche Holdings Inc.
1.75%, 01/28/22 (Call 12/28/21)(b)	3,760	3,835,019
2.88%, 09/29/21 (Call 07/29/21)(b)	300	307,365
3.25%, 09/17/23 (Call 08/17/23)(b)	250	270,405
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	835	926,749
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	1,309	1,404,093
UnitedHealth Group Inc.
2.38%, 10/15/22(a)	8,482	8,854,709
2.38%, 08/15/24	9,018	9,662,087
2.75%, 02/15/23 (Call 11/15/22)	5,246	5,522,303
2.88%, 12/15/21(a)	5,076	5,245,384
2.88%, 03/15/22 (Call 12/15/21)(a)	9,711	10,037,100
2.88%, 03/15/23	11,545	12,280,750
3.35%, 07/15/22(a)	10,228	10,803,824
3.38%, 11/15/21 (Call 08/15/21)	3,257	3,351,843
3.50%, 06/15/23(a)	11,496	12,489,840
3.50%, 02/15/24	7,752	8,536,571
3.75%, 07/15/25	3,285	3,765,717
Universal Health Services Inc., 4.75%, 08/01/22 (Call 10/01/20)(a)(b)	2,497	2,497,000
UPMC, Series D-1, 3.60%, 04/03/25	985	1,092,241

		330,915,536

Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	50	54,093
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	1,060	1,059,631

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.50%, 02/10/23 (Call 01/10/23)	$8,786	$9,044,021
3.63%, 01/19/22 (Call 12/19/21)(a)	4,952	5,078,726
4.20%, 06/10/24 (Call 05/10/24)	7,994	8,280,044
4.25%, 03/01/25 (Call 01/01/25)	3,487	3,600,223
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)	9,600	9,772,800
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	1,460	1,471,680
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	410	426,818
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(a)(b)	850	873,987
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,630	1,741,545
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	2,428	2,407,979
4.63%, 07/15/24 (Call 06/15/24)	3,565	3,588,733
4.75%, 05/15/22 (Call 04/15/22)(a)	2,509	2,564,226
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	9,778	10,268,211
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)(b)	5,200	5,447,174
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(a)(b)	300	313,998
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	450	490,833
Main Street Capital Corp., 5.20%, 05/01/24(a)	1,614	1,681,219
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	7,077	7,124,186
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	2,665	2,666,772
4.00%, 03/30/25 (Call 02/28/25)	570	573,878
5.25%, 04/15/24 (Call 03/15/24)	590	622,994
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	168	168,172
Prospect Capital Corp., 5.88%, 03/15/23	2,810	2,923,526
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	3,148	3,190,967

		85,436,436

Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)(a)	6,257	6,673,311
4.38%, 09/15/22 (Call 06/15/22)	769	817,315
4.75%, 02/15/23 (Call 11/15/22)(a)	5,065	5,467,891
5.75%, 08/15/23 (Call 05/15/23)	1,327	1,500,473
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	10,709	11,332,885

		25,791,875

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	465	520,457
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	285	297,184
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(a)(b)	6,572	6,781,505
2.68%, 07/19/24 (Call 06/19/24)(b)	9,105	9,742,204
Whirlpool Corp.
3.70%, 03/01/23(a)	1,868	2,002,666
3.70%, 05/01/25(a)	266	299,141
4.00%, 03/01/24(a)	5,505	6,000,901
4.70%, 06/01/22(a)	1,255	1,340,413

		26,984,471

S C H E D U L E O F I N V E S T M E N T S	98

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.3%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)(a)	$2,740	$2,878,786
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	1,120	1,158,167
2.88%, 10/01/22	540	565,928
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	3,748	3,930,860
3.50%, 12/15/24 (Call 09/15/24)(a)	1,915	2,119,038
3.80%, 11/15/21	85	88,446
Kimberly-Clark Corp.
2.40%, 03/01/22(a)	921	948,737
2.40%, 06/01/23(a)	1,175	1,238,785
2.65%, 03/01/25(a)	410	443,550
3.05%, 08/15/25	2,955	3,276,793
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(a)(b)	17,684	18,272,854
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	17,390	18,684,064
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	678	734,404

		54,340,412

Insurance — 3.0%
Aflac Inc.
3.25%, 03/17/25(a)	3,221	3,601,572
3.63%, 06/15/23	4,843	5,268,683
3.63%, 11/15/24(a)	4,771	5,389,807
Alleghany Corp., 4.95%, 06/27/22	141	150,391
Allstate Corp. (The)
3.15%, 06/15/23(a)	2,386	2,571,950
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	7,104	7,619,794
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	5,133	5,490,720
3.75%, 07/10/25 (Call 04/10/25)	7,162	8,036,234
4.13%, 02/15/24	9,515	10,604,458
4.88%, 06/01/22	16,676	17,946,182
Aon Corp., 2.20%, 11/15/22	3,776	3,919,456
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	4,019	4,416,459
4.00%, 11/27/23 (Call 08/27/23)	5,357	5,879,582
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,450	1,553,283
Assurant Inc.
4.00%, 03/15/23(a)	1,223	1,317,029
4.20%, 09/27/23 (Call 08/27/23)	5,631	6,044,624
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,987	2,241,418
Athene Global Funding
2.50%, 01/14/25(b)	3,234	3,339,899
2.55%, 06/29/25(b)	5,335	5,535,176
2.75%, 06/25/24(a)(b)	14,617	15,404,319
2.80%, 05/26/23(b)	1,465	1,523,167
3.00%, 07/01/22(a)(b)	3,509	3,631,026
4.00%, 01/25/22(a)(b)	1,616	1,685,595
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	7,756	8,122,417
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	15,916	16,832,762
3.00%, 02/11/23(a)	2,692	2,870,789
3.40%, 01/31/22(a)	3,086	3,223,833
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	3,890	4,315,330
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	4,992	5,512,569
5.75%, 08/15/21	863	906,124
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	933	1,065,034

Security	Par (000)	Value

Insurance (continued)
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)(a)	$321	$335,731
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	715	746,878
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	885	975,712
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	617	671,826
First American Financial Corp., 4.30%, 02/01/23	2,141	2,270,322
Globe Life Inc., 3.80%, 09/15/22	555	590,523
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	350	349,878
Guardian Life Global Funding
1.10%, 06/23/25(b)	10	10,131
1.95%, 10/27/21(a)(b)	230	234,174
2.50%, 05/08/22(a)(b)	692	716,753
2.90%, 05/06/24(a)(b)	5,740	6,223,480
3.40%, 04/25/23(a)(b)	480	516,889
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	3,000	3,082,500
Infinity Property and Casualty Corp., 5.00%, 09/19/22(a)	150	160,327
Jackson National Life Global Funding
2.10%, 10/25/21(a)(b)	1,614	1,638,849
2.50%, 06/27/22(a)(b)	3,075	3,186,231
2.65%, 06/21/24(a)(b)	6,256	6,612,858
3.25%, 01/30/24(b)	589	634,929
3.30%, 02/01/22(a)(b)	13,766	14,309,512
3.88%, 06/11/25(a)(b)	1,842	2,076,773
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	556	655,511
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	441	487,904
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	8,775	9,631,944
4.95%, 05/01/22(a)(b)	767	817,945
Lincoln National Corp.
3.35%, 03/09/25	499	546,510
4.00%, 09/01/23	608	664,752
4.20%, 03/15/22(a)	1,695	1,791,188
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	8,992	9,471,322
Markel Corp.
3.63%, 03/30/23(a)	809	859,753
4.90%, 07/01/22(a)	628	673,652
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)(a)	7,776	8,021,471
3.30%, 03/14/23 (Call 01/14/23)	1,238	1,317,340
3.50%, 06/03/24 (Call 03/03/24)	3,993	4,382,522
3.50%, 03/10/25 (Call 12/10/24)	995	1,104,416
3.88%, 03/15/24 (Call 02/15/24)(a)	15,491	17,178,517
4.05%, 10/15/23 (Call 07/15/23)(a)	3,817	4,189,518
MassMutual Global Funding II
0.85%, 06/09/23(b)	2,653	2,684,762
2.25%, 07/01/22(b)	1,558	1,615,319
2.50%, 04/13/22(a)(b)	9,994	10,356,397
2.50%, 10/17/22(a)(b)	2,795	2,920,701
2.75%, 06/22/24(a)(b)	7,379	7,944,134
2.95%, 01/11/25(b)	623	682,391
Met Tower Global Funding, 0.55%, 07/13/22(b)	10	10,013
MetLife Inc.
3.00%, 03/01/25(a)	4,641	5,146,784
3.05%, 12/15/22(a)	5,381	5,718,203
3.60%, 04/10/24(a)	6,864	7,639,243
Series D, 4.37%, 09/15/23	8,978	10,029,513
Metropolitan Life Global Funding I
0.90%, 06/08/23(b)	401	406,008

99	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
0.95%, 07/02/25(b)	$1,245	$1,262,912
1.95%, 09/15/21(b)	2,020	2,055,054
1.95%, 01/13/23(b)	5,842	6,048,441
2.40%, 06/17/22(a)(b)	8,716	9,036,237
2.65%, 04/08/22(a)(b)	4,454	4,625,219
3.00%, 01/10/23(b)	2,680	2,840,462
3.38%, 01/11/22(a)(b)	3,545	3,691,284
3.45%, 10/09/21(b)	9,510	9,839,091
3.60%, 01/11/24(a)(b)	4,713	5,187,794
3.88%, 04/11/22(b)	3,554	3,760,752
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	200	216,000
New York Life Global Funding
0.95%, 06/24/25(b)	757	766,198
1.10%, 05/05/23(b)	2,173	2,214,855
1.70%, 09/14/21(a)(b)	6,279	6,375,734
2.00%, 01/22/25(a)(b)	5,534	5,857,803
2.25%, 07/12/22(a)(b)	8,297	8,601,843
2.30%, 06/10/22(a)(b)	2,505	2,594,763
2.88%, 04/10/24(b)	5,333	5,760,945
2.90%, 01/17/24(b)	3,744	4,032,897
3.25%, 08/06/21(b)	5,551	5,706,121
Nippon Life Insurance Co.
5.00%, 10/18/42 (Call 10/18/22)(a)(b)(c)	3,284	3,497,460
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	12,795	14,362,387
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)(a)	970	1,082,740
Pacific Life Global Funding II, 1.20%, 06/24/25(b)	1,945	1,975,979
Pricoa Global Funding I
2.40%, 09/23/24(b)	3,383	3,612,212
2.45%, 09/21/22(b)	150	156,324
3.45%, 09/01/23(a)(b)	5,633	6,121,887
Primerica Inc., 4.75%, 07/15/22(a)	1,151	1,230,907
Principal Financial Group Inc.
3.13%, 05/15/23(a)	346	368,317
3.30%, 09/15/22	1,334	1,404,076
3.40%, 05/15/25 (Call 02/15/25)(a)	3,670	4,080,955
Principal Life Global Funding II
1.25%, 06/23/25(b)	10	10,207
2.25%, 11/21/24(b)	7,666	8,124,261
2.38%, 11/21/21(a)(b)	1,030	1,054,593
ProAssurance Corp., 5.30%, 11/15/23	6,148	6,450,516
Progressive Corp. (The), 3.75%, 08/23/21(a)	2,335	2,413,830
Protective Life Global Funding
1.08%, 06/09/23(b)	1,895	1,922,342
1.17%, 07/15/25(b)	1,000	1,007,753
2.62%, 08/22/22(a)(b)	3,473	3,617,264
2.92%, 04/15/22(b)	4,770	4,970,984
3.10%, 04/15/24(a)(b)	4,574	4,942,036
Prudential Financial Inc.
3.50%, 05/15/24(a)	10,875	12,104,161
4.50%, 11/16/21	2,689	2,820,183
5.20%, 03/15/44 (Call 03/15/24)(c)	2,036	2,156,621
5.38%, 05/15/45 (Call 05/15/25)(a)(c)	10,085	11,078,439
5.63%, 06/15/43 (Call 06/15/23)(c)	1,515	1,621,781
5.88%, 09/15/42 (Call 09/15/22)(c)	12,080	12,902,552
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	650	855,998
QBE Insurance Group Ltd., 5.88%, (Call 05/12/25)(a)(b)(c)(d)	5,000	5,318,750

Security	Par (000)	Value

Insurance (continued)
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	$425	$470,611
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	465	477,152
2.50%, 10/30/24(a)(b)	960	998,821
2.63%, 07/22/22(b)	560	577,871
2.75%, 05/07/25(b)	930	972,629
3.85%, 09/19/23(a)(b)	12,347	13,324,556
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	461	502,853
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(b)(c)	460	499,100
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	3,055	3,475,062
Symetra Financial Corp., 4.25%, 07/15/24(a)	277	303,563
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(b)(c)	1,850	1,970,768
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	1,243	1,276,317
4.63%, 08/15/23	1,641	1,812,404
Unum Group
4.00%, 03/15/24	2,799	3,034,601
4.50%, 03/15/25 (Call 02/15/25)	965	1,071,755
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)(a)	9,336	10,049,496
5.65%, 05/15/53 (Call 05/15/23)(a)(c)	1,184	1,237,280
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	7,157	7,837,074
WR Berkley Corp., 4.63%, 03/15/22	135	142,555
XLIT Ltd., 4.45%, 03/31/25(a)	2,784	3,132,071

		593,218,150

Internet — 1.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	4,640	4,909,653
3.13%, 11/28/21 (Call 09/28/21)	3,230	3,325,685
3.60%, 11/28/24 (Call 08/28/24)(a)	16,049	17,750,488
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	3,705	3,703,974
3.38%, 02/25/24(a)	4,858	5,357,538
Amazon.com Inc.
0.40%, 06/03/23	1,881	1,887,784
0.80%, 06/03/25 (Call 05/03/25)	1,071	1,085,110
2.40%, 02/22/23 (Call 01/22/23)(a)	14,947	15,691,420
2.50%, 11/29/22 (Call 08/29/22)(a)	3,145	3,287,173
2.80%, 08/22/24 (Call 06/22/24)	18,557	20,210,587
3.30%, 12/05/21 (Call 10/05/21)	1,941	2,005,572
3.80%, 12/05/24 (Call 09/05/24)(a)	6,825	7,732,344
Baidu Inc.
2.88%, 07/06/22(a)	1,023	1,054,488
3.08%, 04/07/25 (Call 03/07/25)	5,000	5,348,100
3.50%, 11/28/22	1,615	1,698,463
3.88%, 09/29/23 (Call 08/29/23)	12,755	13,755,055
4.13%, 06/30/25	2,045	2,279,293
4.38%, 05/14/24 (Call 04/14/24)(a)	1,260	1,388,426
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	6,043	6,354,929
3.65%, 03/15/25 (Call 12/15/24)	2,783	3,089,862
4.10%, 04/13/25 (Call 03/13/25)(a)	8,321	9,442,022
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	5,812	6,071,902

S C H E D U L E O F I N V E S T M E N T S	100

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	$6,450	$6,765,914
2.60%, 07/15/22 (Call 04/15/22)	5,411	5,596,078
2.75%, 01/30/23 (Call 12/30/22)	20,209	21,222,676
3.45%, 08/01/24 (Call 05/01/24)(a)	2,602	2,857,594
3.80%, 03/09/22 (Call 02/09/22)(a)	6,761	7,085,868
Expedia Group Inc.
4.50%, 08/15/24 (Call 05/15/24)	2,760	2,900,373
6.25%, 05/01/25 (Call 02/01/25)(b)	6,000	6,592,955
Prosus NV, 5.50%, 07/21/25 (Call 04/21/25)(b)	200	230,356
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	4,613	4,786,331
3.63%, 04/01/25 (Call 01/01/25)	55	61,870
3.75%, 04/01/24 (Call 03/01/24)(a)	2,350	2,611,030
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(b)	10,144	10,593,718
3.28%, 04/11/24 (Call 03/11/24)(b)	2,180	2,331,276
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	933	989,138

		212,055,045

Iron & Steel — 0.4%
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)(b)	5,000	5,506,250
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	11,581	12,152,204
4.00%, 08/01/23 (Call 05/01/23)	6,269	6,836,117
4.13%, 09/15/22 (Call 06/15/22)	8,173	8,720,910
POSCO
2.38%, 11/12/22(a)(b)	1,633	1,673,596
2.38%, 01/17/23(b)	1,741	1,783,724
2.50%, 01/17/25(b)	5,120	5,324,171
2.75%, 07/15/24(b)	200	209,679
4.00%, 08/01/23(b)	6,688	7,206,448
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	280	280,556
4.50%, 04/15/23 (Call 01/15/23)	3,528	3,807,356
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	5,149,000
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	11,077	11,630,251
2.80%, 12/15/24 (Call 11/15/24)	3,360	3,559,771

		73,840,033

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,379	1,479,950
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 09/11/20)(b)	775	777,600

		2,257,550

Lodging — 0.3%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	7,837	7,961,097
5.38%, 04/23/25 (Call 03/23/25)	1,198	1,310,109
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(a)	940	934,990
3.20%, 08/08/24 (Call 07/08/24)(a)	13,645	13,819,773
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	1,930	1,978,205
3.60%, 04/15/24 (Call 03/15/24)	5,803	6,007,264
3.75%, 03/15/25 (Call 12/15/24)	1,700	1,762,549
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	11,938	13,406,570
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,410	1,493,515

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)(a)	$9,983	$10,680,013
5.13%, 08/08/25 (Call 06/08/25)	7,337	8,121,032

		67,475,117

Machinery — 1.4%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	10,280	10,689,231
3.38%, 04/03/23 (Call 03/03/23)(a)	1,219	1,306,028
Caterpillar Financial Services Corp.
0.65%, 07/07/23	279	280,949
0.95%, 05/13/22	2,297	2,321,136
1.45%, 05/15/25	2,860	2,961,718
1.70%, 08/09/21	5,822	5,902,046
1.90%, 09/06/22	8,759	9,032,032
1.93%, 10/01/21(a)	1,057	1,075,609
1.95%, 11/18/22(a)	3,001	3,103,373
2.15%, 11/08/24	6,566	6,985,425
2.40%, 06/06/22(a)	4,960	5,144,539
2.55%, 11/29/22(a)	1,252	1,312,915
2.63%, 03/01/23(a)	1,466	1,547,171
2.75%, 08/20/21	482	493,345
2.85%, 06/01/22	4,128	4,309,098
2.85%, 05/17/24	7,031	7,594,428
2.95%, 02/26/22(a)	13,854	14,405,032
3.15%, 09/07/21	2,516	2,588,451
3.25%, 12/01/24(a)	4,864	5,382,147
3.30%, 06/09/24	3,842	4,222,585
3.45%, 05/15/23(a)	7,869	8,510,467
3.65%, 12/07/23	5,957	6,567,657
3.75%, 11/24/23(a)	3,140	3,472,207
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)(a)	2,313	2,394,302
3.40%, 05/15/24 (Call 02/15/24)	8,973	9,855,630
CNH Industrial Capital LLC
1.95%, 07/02/23	404	410,293
4.20%, 01/15/24(a)	5,218	5,615,850
4.38%, 04/05/22(a)	2,545	2,671,969
CNH Industrial NV, 4.50%, 08/15/23	6,523	7,015,000
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	5,286	5,477,937
2.75%, 04/15/25 (Call 03/15/25)	6,388	6,992,368
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)(a)	1,990	2,066,615
4.00%, 11/15/23 (Call 08/15/23)	355	370,983
John Deere Capital Corp.
0.55%, 07/05/22	947	951,869
0.70%, 07/05/23	151	152,485
1.20%, 04/06/23	589	602,048
1.95%, 06/13/22	9,072	9,343,574
2.05%, 01/09/25(a)	5,726	6,069,901
2.15%, 09/08/22(a)	4,505	4,669,625
2.60%, 03/07/24(a)	3,935	4,213,104
2.65%, 01/06/22	1,357	1,401,632
2.65%, 06/24/24	3,379	3,640,082
2.70%, 01/06/23(a)	2,869	3,029,514
2.75%, 03/15/22	1,447	1,500,581
2.80%, 01/27/23(a)	2,717	2,871,004
2.80%, 03/06/23(a)	10,247	10,890,578
2.95%, 04/01/22	16,153	16,824,729
3.13%, 09/10/21	1,429	1,471,094

101	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.15%, 10/15/21	$1,534	$1,584,816
3.20%, 01/10/22(a)	3,430	3,567,683
3.35%, 06/12/24	3,471	3,836,399
3.45%, 06/07/23(a)	6,788	7,354,442
3.45%, 01/10/24	2,801	3,068,503
3.45%, 03/13/25	2,609	2,938,959
3.65%, 10/12/23	8,160	8,968,543
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	2,984	3,148,356
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	2,202	2,324,915
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	518	561,385
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	1,070	1,126,553
4.38%, 08/15/23 (Call 05/15/23)	632	669,716
4.40%, 03/15/24 (Call 02/15/24)(a)	8,080	8,781,790
Xylem Inc., 4.88%, 10/01/21	1,165	1,218,544

		268,860,960

Manufacturing — 0.9%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)(a)	4,163	4,217,623
1.75%, 02/14/23 (Call 01/14/23)	7,077	7,309,817
2.00%, 06/26/22	2,950	3,041,591
2.00%, 02/14/25 (Call 01/14/25)	4,167	4,417,997
2.25%, 03/15/23 (Call 02/15/23)(a)	5,717	5,982,596
2.65%, 04/15/25 (Call 03/15/25)	3,170	3,449,006
2.75%, 03/01/22 (Call 02/01/22)(a)	2,935	3,042,029
3.00%, 09/14/21 (Call 08/14/21)	1,230	1,263,329
3.00%, 08/07/25	2,576	2,871,971
3.25%, 02/14/24 (Call 01/14/24)(a)	7,072	7,719,625
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	752	821,461
3.75%, 11/15/22 (Call 08/15/22)	298	313,111
Eaton Corp., 2.75%, 11/02/22	20,106	21,111,750
General Electric Co.
2.70%, 10/09/22	12,689	13,267,128
3.10%, 01/09/23(a)	5,062	5,336,906
3.15%, 09/07/22	5,082	5,332,633
3.38%, 03/11/24(a)	3,821	4,115,974
3.45%, 05/15/24 (Call 02/13/24)(a)	7,386	7,958,324
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	230	235,498
3.50%, 03/01/24 (Call 12/01/23)	4,338	4,762,199
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	7,563	8,103,225
3.30%, 11/21/24 (Call 08/21/24)	3,699	4,063,435
3.50%, 09/15/22	668	706,759
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(a)(b)	2,050	2,080,306
2.00%, 09/15/23(a)(b)	8,304	8,675,703
2.70%, 03/16/22(a)(b)	15,053	15,586,478
2.90%, 05/27/22(b)	1,764	1,840,877
3.13%, 03/16/24(a)(b)	5,686	6,185,277
3.25%, 05/27/25(a)(b)	3,525	3,939,402
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)(a)	965	1,043,860
4.30%, 03/01/24 (Call 12/01/23)	795	856,872
5.95%, 09/21/21 (Call 06/21/21)(a)	2,750	2,856,173
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	5,436	6,010,241

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)(a)	$7,650	$8,468,546

		176,987,722

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	25,238	26,895,127
4.50%, 02/01/24 (Call 01/01/24)	15,825	17,644,352
4.91%, 07/23/25 (Call 04/23/25)(a)	25,619	29,812,614
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	2,290	2,760,749
Comcast Corp.
2.75%, 03/01/23 (Call 09/10/20)(a)	5,738	6,069,344
2.85%, 01/15/23(a)	3,128	3,338,907
3.00%, 02/01/24 (Call 01/01/24)	19,681	21,277,036
3.10%, 04/01/25 (Call 03/01/25)	6,649	7,358,328
3.13%, 07/15/22(a)	3,418	3,592,029
3.38%, 02/15/25 (Call 11/15/24)	4,873	5,431,123
3.38%, 08/15/25 (Call 05/15/25)	6,302	7,053,984
3.60%, 03/01/24	11,571	12,825,265
3.70%, 04/15/24 (Call 03/15/24)	16,338	18,144,679
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	13,277	14,029,696
3.15%, 08/15/24 (Call 06/15/24)(a)(b)	10,127	10,983,241
3.25%, 12/15/22(a)(b)	8,934	9,445,323
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	1,150	1,277,397
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	9,538	10,084,574
3.80%, 03/13/24 (Call 01/13/24)(a)	1,278	1,397,629
3.90%, 11/15/24 (Call 08/15/24)	2,819	3,135,854
3.95%, 06/15/25 (Call 03/15/25)(a)	3,158	3,568,610
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)(a)	6,600	7,230,843
3.67%, 01/25/22	1,414	1,476,553
4.03%, 01/25/24 (Call 12/25/23)	11,439	12,637,216
NBCUniversal Media LLC, 2.88%, 01/15/23(a)	3,835	4,060,926
Sky Ltd.
3.13%, 11/26/22(b)	3,488	3,694,180
3.75%, 09/16/24(b)	11,937	13,398,195
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	3,085	3,391,639
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	6,553	6,704,973
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	9,179	10,914,421
TWDC Enterprises 18 Corp.
2.35%, 12/01/22(a)	5,468	5,703,223
2.45%, 03/04/22	7,743	7,992,670
2.55%, 02/15/22	2,005	2,069,342
2.75%, 08/16/21	2,250	2,303,141
ViacomCBS Inc.
3.38%, 03/01/22 (Call 12/01/21)	1,420	1,469,728
3.50%, 01/15/25 (Call 10/15/24)	3,438	3,793,448
3.70%, 08/15/24 (Call 05/15/24)	3,535	3,878,647
3.88%, 04/01/24 (Call 01/01/24)	3,117	3,402,962
4.25%, 09/01/23 (Call 06/01/23)	165	180,987
4.75%, 05/15/25 (Call 04/15/25)	12,528	14,457,655
Walt Disney Co. (The)
1.65%, 09/01/22(a)	6,053	6,204,862
1.75%, 08/30/24 (Call 07/30/24)	17,247	17,959,934
3.00%, 09/15/22	15,530	16,346,629

S C H E D U L E O F I N V E S T M E N T S	102

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25(a)	$7,138	$7,947,590
3.70%, 09/15/24 (Call 06/15/24)	5,192	5,770,866
4.00%, 10/01/23	2,072	2,280,859

		381,397,350

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	7,771	8,129,192
3.25%, 06/15/25 (Call 03/15/25)	5,803	6,491,179
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	555	588,752

		15,209,123

Mining — 0.7%
Anglo American Capital PLC
3.63%, 09/11/24(b)	6,809	7,326,883
3.75%, 04/10/22(a)(b)	1,183	1,225,930
4.13%, 09/27/22(a)(b)	1,345	1,417,899
4.88%, 05/14/25(b)	1,423	1,615,559
5.38%, 04/01/25 (Call 03/01/25)(b)	8,954	10,318,058
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,279	2,360,523
3.25%, 11/21/21(a)	1,843	1,912,146
3.85%, 09/30/23(a)	3,566	3,934,364
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22(b)	60	61,804
4.50%, 08/13/23(b)	396	431,736
Fresnillo PLC, 5.50%, 11/13/23(b)	5,000	5,527,725
Glencore Finance Canada Ltd.
4.25%, 10/25/22(a)(b)	4,791	5,095,660
4.95%, 11/15/21(a)(b)	4,862	5,080,638
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	2,926	3,027,036
4.00%, 04/16/25(b)	146	160,235
4.13%, 05/30/23(b)	12,205	13,128,018
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	10,184	11,073,679
4.63%, 04/29/24(a)(b)	10,079	11,180,205
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	11,575	12,677,445
5.71%, 11/15/23(b)	256	283,264
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	2,796	2,887,764
5.95%, 03/15/24 (Call 12/15/23)	5,122	5,874,273
MMC Norilsk Nickel OJSC Via MMC Finance DAC
3.38%, 10/28/24 (Call 07/28/24)(b)	5,000	5,158,940
6.63%, 10/14/22(b)	9,970	10,902,614
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	991	1,026,732
3.70%, 03/15/23 (Call 12/15/22)	845	890,227
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	10,317	11,683,839
Southern Copper Corp., 3.50%, 11/08/22(a)	966	1,016,316

		137,279,512

Oil & Gas — 5.1%
Aker BP ASA
3.00%, 01/15/25 (Call 12/15/24)(b)	7,143	7,218,194
4.75%, 06/15/24 (Call 06/15/21)(a)(b)	4,148	4,272,213
BG Energy Capital PLC, 4.00%, 10/15/21(b)	1,586	1,644,006
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,905	1,937,741
2.52%, 09/19/22 (Call 08/19/22)	7,761	8,070,364
2.75%, 05/10/23	12,470	13,245,466

Security	Par (000)	Value

Oil & Gas (continued)
2.94%, 04/06/23	$6,335	$6,722,868
3.19%, 04/06/25 (Call 03/06/25)	12,778	14,080,266
3.22%, 11/28/23 (Call 09/28/23)	6,015	6,484,138
3.22%, 04/14/24 (Call 02/14/24)	7,548	8,162,510
3.25%, 05/06/22	13,157	13,815,891
3.79%, 02/06/24 (Call 01/06/24)	11,576	12,714,329
BP Capital Markets PLC
2.50%, 11/06/22	7,676	8,008,312
2.75%, 05/10/23	1,077	1,135,323
3.06%, 03/17/22	7,168	7,467,079
3.25%, 05/06/22	1,072	1,120,126
3.51%, 03/17/25	2,442	2,730,191
3.54%, 11/04/24(a)	6,324	7,010,675
3.56%, 11/01/21	5,127	5,317,962
3.81%, 02/10/24	7,352	8,109,848
3.99%, 09/26/23	4,271	4,711,669
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	10,705	10,973,878
2.95%, 01/15/23 (Call 12/15/22)	23,594	24,577,559
3.45%, 11/15/21 (Call 08/15/21)	2,508	2,571,384
3.80%, 04/15/24 (Call 01/15/24)	2,652	2,862,536
3.90%, 02/01/25 (Call 11/01/24)	1,809	1,970,918
Chevron Corp.
1.14%, 05/11/23	4,590	4,686,521
1.55%, 05/11/25 (Call 04/11/25)	3,990	4,154,628
2.36%, 12/05/22 (Call 09/05/22)	12,811	13,329,832
2.41%, 03/03/22 (Call 01/03/22)	3,286	3,381,601
2.50%, 03/03/22 (Call 02/03/22)	4,903	5,057,017
2.57%, 05/16/23 (Call 03/16/23)	8,299	8,780,792
2.90%, 03/03/24 (Call 01/03/24)	7,182	7,736,025
3.19%, 06/24/23 (Call 03/24/23)	7,896	8,459,997
Chevron USA Inc.
0.33%, 08/12/22	170	170,278
0.43%, 08/11/23	4,243	4,251,759
0.69%, 08/12/25 (Call 07/12/25)	3,570	3,579,353
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	4,761	5,122,556
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a)(b)	4,307	4,759,407
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)(b)	9,749	10,205,215
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	13,734	14,447,893
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	7,794	8,641,831
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	16,005	17,660,237
3.75%, 05/02/23	3,215	3,444,578
CNPC General Capital Ltd.
3.40%, 04/16/23(b)	7,495	7,949,354
3.95%, 04/19/22(b)	275	287,512
Concho Resources Inc., 4.38%, 01/15/25 (Call 09/09/20)	1,535	1,586,196
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	4,441	4,624,039
3.35%, 11/15/24 (Call 08/15/24)	1,496	1,649,577
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	7,282	7,504,451
4.75%, 05/31/25 (Call 04/30/25)	765	839,676
5.38%, 05/31/25 (Call 10/01/20)	130	135,394
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	5,385	5,659,204
Ecopetrol SA
4.13%, 01/16/25	10,428	10,949,400
5.88%, 09/18/23	12,809	14,217,990
Empresa Nacional del Petroleo, 4.38%, 10/30/24(b)	160	173,719

103	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	$10,669	$11,545,992
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	13,720	14,431,214
3.15%, 04/01/25 (Call 01/01/25)	1,371	1,511,143
Equinor ASA
2.45%, 01/17/23(a)	12,939	13,555,381
2.65%, 01/15/24	14,403	15,437,259
2.75%, 11/10/21	4,169	4,298,789
2.88%, 04/06/25 (Call 03/06/25)	8,768	9,615,398
3.15%, 01/23/22	9,255	9,615,886
3.25%, 11/10/24	11,802	13,099,045
3.70%, 03/01/24(a)	9,114	10,131,443
Exxon Mobil Corp.
1.57%, 04/15/23	4,670	4,818,445
1.90%, 08/16/22	8,426	8,707,088
2.02%, 08/16/24 (Call 07/16/24)	7,370	7,808,586
2.40%, 03/06/22 (Call 01/06/22)	11,878	12,229,822
2.71%, 03/06/25 (Call 12/06/24)	9,155	9,925,755
2.73%, 03/01/23 (Call 01/01/23)	11,042	11,651,873
2.99%, 03/19/25 (Call 02/19/25)	14,619	16,105,855
3.18%, 03/15/24 (Call 12/15/23)	5,545	6,013,421
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/22(b)	8,475	8,967,567
6.51%, 03/07/22(b)	7,280	7,801,000
GS Caltex Corp.
3.00%, 06/04/24(b)	850	898,899
3.88%, 06/27/23(b)	1,680	1,800,450
Harvest Operations Corp.
3.00%, 09/21/22(a)(b)	6,025	6,316,918
4.20%, 06/01/23 (Call 05/01/23)(a)(b)	8,418	9,175,482
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	205	226,724
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,459	1,508,727
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	3,508	3,619,073
4.00%, 04/15/24 (Call 01/15/24)	3,083	3,255,314
KazMunayGas National Co. JSC, 4.75%, 04/24/25(b)	287	317,989
Korea National Oil Corp., 2.00%, 10/24/21(a)(b)	1,460	1,482,732
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	11,329	11,574,532
3.85%, 06/01/25 (Call 03/01/25)	4,135	4,292,208
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	3,516	3,791,642
4.50%, 05/01/23 (Call 04/01/23)	9,512	10,353,830
4.70%, 05/01/25 (Call 04/01/25)	14,582	16,633,424
4.75%, 12/15/23 (Call 10/15/23)	9,988	11,069,933
5.38%, 10/01/22 (Call 10/01/20)	265	266,066
Newfield Exploration Co.
5.63%, 07/01/24	1,596	1,622,811
5.75%, 01/30/22	3,677	3,755,194
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	4,014	4,453,728
Novatek OAO Via Novatek Finance DAC, 4.42%, 12/13/22(b)	200	210,686
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	4,574	4,627,823
Pertamina Persero PT
4.30%, 05/20/23(b)	9,495	10,159,650
4.88%, 05/03/22(b)	8,950	9,461,045
Petronas Capital Ltd., 3.13%, 03/18/22(b)	4,670	4,811,314
Phillips 66
3.70%, 04/06/23	1,721	1,852,727
3.85%, 04/09/25 (Call 03/09/25)	13,924	15,572,076

Security	Par (000)	Value

Oil & Gas (continued)
4.30%, 04/01/22	$22,564	$23,912,107
Reliance Industries Ltd.
4.13%, 01/28/25(b)	6,085	6,706,223
5.40%, 02/14/22(b)	5,150	5,434,589
Saudi Arabian Oil Co.
2.75%, 04/16/22(b)	7,325	7,519,524
2.88%, 04/16/24(b)	15,370	16,155,669
Shell International Finance BV
1.75%, 09/12/21	10,288	10,443,978
2.00%, 11/07/24 (Call 10/07/24)	10,307	10,905,679
2.25%, 01/06/23	8,460	8,862,930
2.38%, 08/21/22	4,416	4,591,695
2.38%, 04/06/25 (Call 03/06/25)	8,545	9,181,767
3.25%, 05/11/25	9,769	10,916,896
3.40%, 08/12/23(a)	5,589	6,065,267
3.50%, 11/13/23 (Call 10/13/23)	7,310	8,004,483
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	4,403	4,631,917
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	9,970	10,444,073
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(a)(b)	6,060	6,661,516
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	7,540	8,363,980
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)(b)	1,519	1,652,048
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(b)	8,225	8,324,687
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	9,689	9,964,071
3.00%, 04/12/22(b)	6,435	6,636,961
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 05/13/25 (Call 04/13/25)(b)	7,506	7,806,165
2.50%, 08/08/24 (Call 07/08/24)(b)	6,080	6,359,315
2.50%, 11/12/24 (Call 10/12/24)(b)	6,200	6,503,180
3.75%, 09/12/23(b)	2,138	2,304,272
Suncor Energy Inc.
2.80%, 05/15/23(a)	7,371	7,764,278
3.10%, 05/15/25 (Call 04/15/25)	7,460	8,184,493
3.60%, 12/01/24 (Call 09/01/24)	4,724	5,208,856
9.25%, 10/15/21	6,830	7,423,872
Total Capital Canada Ltd., 2.75%, 07/15/23	9,114	9,751,393
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	8,713	9,346,773
2.70%, 01/25/23	4,684	4,939,571
2.88%, 02/17/22	11,352	11,776,236
3.70%, 01/15/24	6,551	7,247,631
3.75%, 04/10/24	4,058	4,511,272
Total Capital SA, 4.25%, 12/15/21	701	737,002
Valero Energy Corp.
2.70%, 04/15/23	6,636	6,930,970
2.85%, 04/15/25 (Call 03/15/25)	17,557	18,782,795
3.65%, 03/15/25	981	1,075,565
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	4,000	4,226,545

		1,027,023,681

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	13,151	13,765,036
COSL Finance BVI Ltd., 3.25%, 09/06/22(a)(b)	3,215	3,316,928

S C H E D U L E O F I N V E S T M E N T S	104

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	$4,934	$5,057,230
3.50%, 08/01/23 (Call 05/01/23)	6,179	6,586,314
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	11,644	12,084,906
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(a)(b)	224	231,938
3.75%, 05/01/24 (Call 04/01/24)(b)	10,761	11,716,626
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	4,375	4,492,934
3.65%, 12/01/23 (Call 09/01/23)(a)	10,070	10,921,430
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	355	367,532

		68,540,874

Packaging & Containers — 0.1%
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	1,613	1,770,509
4.50%, 11/01/23 (Call 08/01/23)	2,557	2,825,350
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	193	207,068
4.90%, 03/01/22	1,020	1,083,311
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	5,416	5,844,040
3.75%, 03/15/25 (Call 01/15/25)(a)	540	606,982

		12,337,260

Pharmaceuticals — 4.9%
AbbVie Inc.
2.15%, 11/19/21(b)	15,098	15,406,070
2.30%, 11/21/22(a)(b)	21,358	22,199,444
2.60%, 11/21/24 (Call 10/21/24)(b)	27,440	29,375,715
2.85%, 05/14/23 (Call 03/14/23)(a)	6,094	6,441,666
2.90%, 11/06/22(a)	17,263	18,154,280
3.20%, 11/06/22 (Call 09/06/22)(a)	10,315	10,851,906
3.25%, 10/01/22 (Call 07/01/22)(b)	12,521	13,125,309
3.38%, 11/14/21	9,378	9,710,364
3.45%, 03/15/22 (Call 01/15/22)(b)	30,321	31,535,725
3.60%, 05/14/25 (Call 02/14/25)	15,523	17,324,814
3.75%, 11/14/23 (Call 10/14/23)(a)	8,851	9,706,417
3.80%, 03/15/25 (Call 12/15/24)(b)	23,411	26,176,308
3.85%, 06/15/24 (Call 03/15/24)(b)	8,340	9,202,479
5.00%, 12/15/21 (Call 09/16/21)(b)	50	52,258
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	702	771,666
3.40%, 05/15/24 (Call 02/15/24)	9,132	9,934,883
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)(a)	6,748	6,981,642
3.50%, 08/17/23 (Call 07/17/23)	8,995	9,749,997
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	6,619	7,189,342
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	31,865	34,939,972
5.50%, 08/15/25(b)	453	542,740
Bayer U.S. Finance LLC
3.00%, 10/08/21(a)(b)	1,901	1,948,071
3.38%, 10/08/24(a)(b)	6,368	6,971,964
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	25,534	26,509,927
3.13%, 11/08/21	4,116	4,237,420
3.30%, 03/01/23 (Call 12/01/22)	150	157,655
3.36%, 06/06/24 (Call 04/06/24)	10,511	11,441,212
3.73%, 12/15/24 (Call 09/15/24)	12,917	14,347,079

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	$1,932	$1,991,201
2.60%, 05/16/22	7,648	7,950,029
2.75%, 02/15/23 (Call 01/15/23)	5,016	5,307,971
2.90%, 07/26/24 (Call 06/26/24)	20,854	22,727,325
3.25%, 08/15/22	2,635	2,784,693
3.25%, 02/20/23 (Call 01/20/23)	8,734	9,332,885
3.25%, 11/01/23(a)	550	600,353
3.55%, 08/15/22	11,084	11,773,939
3.63%, 05/15/24 (Call 02/15/24)	7,595	8,415,799
3.88%, 08/15/25 (Call 05/15/25)	7,644	8,795,393
4.00%, 08/15/23	1,205	1,332,248
7.15%, 06/15/23	1,345	1,594,305
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	10,775	11,139,855
3.08%, 06/15/24 (Call 04/15/24)	3,750	4,047,381
3.20%, 03/15/23	3,934	4,175,981
3.50%, 11/15/24 (Call 08/15/24)(a)	1,515	1,664,822
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	5,546	5,924,552
3.05%, 11/30/22 (Call 10/31/22)	3,671	3,865,612
3.25%, 04/15/25 (Call 01/15/25)	8,620	9,524,289
3.40%, 09/17/21	14,582	15,037,263
3.50%, 06/15/24 (Call 03/17/24)	4,298	4,711,618
3.75%, 07/15/23 (Call 06/15/23)	14,000	15,242,198
3.90%, 02/15/22	10,820	11,372,422
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	11,756	12,598,342
2.75%, 12/01/22 (Call 09/01/22)	11,353	11,890,683
3.38%, 08/12/24 (Call 05/12/24)	6,066	6,653,428
3.50%, 07/20/22 (Call 05/20/22)	9,910	10,445,360
3.70%, 03/09/23 (Call 02/09/23)	19,719	21,230,658
3.88%, 07/20/25 (Call 04/20/25)	8,193	9,282,455
4.10%, 03/25/25 (Call 01/25/25)(a)	11,145	12,709,241
4.75%, 12/01/22 (Call 09/01/22)(a)	7,880	8,540,075
5.00%, 12/01/24 (Call 09/01/24)	1,545	1,779,710
Eli Lilly & Co.
2.35%, 05/15/22	4,499	4,661,779
2.75%, 06/01/25 (Call 03/01/25)(a)	3,959	4,355,563
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	2,619	2,703,833
3.25%, 03/19/25 (Call 12/19/24)(a)(b)	8,542	9,461,987
Express Scripts Holding Co., 3.50%, 06/15/24 (Call 03/17/24)(a)	560	603,278
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	10,795	11,436,140
3.38%, 05/15/23	6,414	6,932,258
3.63%, 05/15/25	2,636	3,002,727
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	20,521	21,388,117
2.88%, 06/01/22 (Call 05/01/22)(a)	18,384	19,166,686
3.00%, 06/01/24 (Call 05/01/24)	7,553	8,205,856
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	1,650	1,717,703
2.25%, 03/03/22 (Call 02/03/22)(a)	11,149	11,471,840
2.45%, 12/05/21(a)	2,100	2,158,499
2.63%, 01/15/25 (Call 11/15/24)	7,894	8,597,259
3.38%, 12/05/23(a)	3,346	3,696,791
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	4,956	5,173,420

105	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.85%, 03/15/23 (Call 12/15/22)	$8,702	$9,139,832
3.80%, 03/15/24 (Call 12/15/23)(a)	3,320	3,646,236
Merck & Co. Inc.
2.35%, 02/10/22(a)	1,561	1,610,167
2.40%, 09/15/22 (Call 06/15/22)(a)	1,784	1,854,104
2.75%, 02/10/25 (Call 11/10/24)	10,081	11,000,961
2.80%, 05/18/23(a)	15,630	16,687,001
2.90%, 03/07/24 (Call 02/07/24)	10,580	11,467,749
Mylan Inc.
3.13%, 01/15/23(b)	5,056	5,337,913
4.20%, 11/29/23 (Call 08/29/23)(a)	2,221	2,441,505
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	6,217	6,515,382
2.40%, 05/17/22 (Call 04/17/22)	13,633	14,117,854
2.40%, 09/21/22	6,449	6,723,676
3.40%, 05/06/24	5,108	5,642,672
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	6,166	6,666,439
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,557	4,606,656
2.20%, 12/15/21	6,981	7,159,336
2.80%, 03/11/22(a)	7,195	7,469,820
2.95%, 03/15/24 (Call 02/15/24)(a)	4,071	4,419,142
3.00%, 09/15/21	5,273	5,421,795
3.00%, 06/15/23(a)	8,580	9,197,862
3.20%, 09/15/23 (Call 08/15/23)	3,933	4,264,917
3.40%, 05/15/24	3,528	3,897,160
5.80%, 08/12/23	1,598	1,836,730
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	8,517	9,210,162
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	8,779	8,955,502
2.88%, 09/23/23 (Call 07/23/23)	10,568	11,248,648
Takeda Pharmaceutical Co. Ltd.
2.45%, 01/18/22 (Call 12/17/21)(b)	1,667	1,704,810
4.00%, 11/26/21 (Call 10/26/21)	6,565	6,832,721
4.40%, 11/26/23 (Call 10/26/23)	11,973	13,381,702
Upjohn Inc.
1.13%, 06/22/22(b)	7,244	7,311,284
1.65%, 06/22/25 (Call 05/22/25)(b)	6,646	6,828,435
Wyeth LLC
6.45%, 02/01/24	4,856	5,806,287
7.25%, 03/01/23(a)	2,080	2,442,232
Zeneca Wilmington Inc., 7.00%, 11/15/23	398	476,481
Zoetis Inc.
3.25%, 08/20/21	2,973	3,054,259
3.25%, 02/01/23 (Call 11/01/22)	12,754	13,513,746

		986,053,325

Pipelines — 3.1%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	520	532,131
4.95%, 12/15/24 (Call 09/15/24)	4,777	5,207,739
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	12,944	14,959,936
7.00%, 06/30/24 (Call 01/01/24)	9,604	11,192,524
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	5,037	5,864,491
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	2,355	2,564,422
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	2,181	2,167,230

Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	$752	$774,184
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	7,126	7,513,101
2.90%, 07/15/22 (Call 06/15/22)	8,498	8,842,509
3.50%, 06/10/24 (Call 03/10/24)	4,658	5,051,805
4.00%, 10/01/23 (Call 07/01/23)	3,112	3,382,544
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	11,655	11,982,391
3.60%, 02/01/23 (Call 11/01/22)	11,872	12,294,699
4.05%, 03/15/25 (Call 12/15/24)	9,260	9,897,126
4.25%, 03/15/23 (Call 12/15/22)	5,717	6,024,492
4.50%, 04/15/24 (Call 03/15/24)	10,674	11,488,793
4.90%, 02/01/24 (Call 11/01/23)	1,595	1,718,615
5.20%, 02/01/22 (Call 11/01/21)	15,379	16,025,160
5.88%, 01/15/24 (Call 10/15/23)	3,135	3,483,098
7.60%, 02/01/24 (Call 11/01/23)	862	974,024
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	11,993	12,722,477
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,746	1,867,564
5.00%, 10/01/22 (Call 07/01/22)	2,922	3,091,794
5.88%, 03/01/22 (Call 12/01/21)	7,071	7,449,664
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	29,746	31,673,541
3.50%, 02/01/22	8,802	9,165,107
3.75%, 02/15/25 (Call 11/15/24)	9,945	11,110,597
3.90%, 02/15/24 (Call 11/15/23)	7,628	8,391,697
4.05%, 02/15/22	5,442	5,714,201
Series D, 4.88%, 08/16/77 (Call 08/16/22)(c)	2,070	1,838,688
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	4,579	4,700,693
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	3,072	3,228,477
3.50%, 09/01/23 (Call 06/01/23)	3,797	4,074,452
3.95%, 09/01/22 (Call 06/01/22)(a)	12,744	13,496,109
4.15%, 03/01/22	1,189	1,248,984
4.15%, 02/01/24 (Call 11/01/23)	5,313	5,821,597
4.25%, 09/01/24 (Call 06/01/24)	5,625	6,272,243
4.30%, 05/01/24 (Call 02/01/24)	4,617	5,117,877
5.00%, 10/01/21 (Call 07/01/21)	3,271	3,390,280
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	16,449	17,291,414
4.30%, 06/01/25 (Call 03/01/25)	14,592	16,557,233
Kinder Morgan Inc./DE, 5.63%, 11/15/23 (Call 08/15/23)(b)	5,378	6,089,850
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	7,211	7,261,523
3.90%, 04/01/24 (Call 03/01/24)(b)	4,900	4,928,550
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,520	6,523,188
3.38%, 03/15/23 (Call 02/15/23)	12,561	13,249,011
3.50%, 12/01/22 (Call 11/01/22)	3,761	3,936,293
4.00%, 02/15/25 (Call 11/15/24)	4,148	4,543,871
4.50%, 07/15/23 (Call 04/15/23)	4,831	5,230,975
4.88%, 12/01/24 (Call 09/01/24)	8,250	9,312,676
4.88%, 06/01/25 (Call 03/01/25)	12,316	14,068,503
5.25%, 01/15/25 (Call 01/15/21)	10,335	10,773,801
6.25%, 10/15/22 (Call 09/16/20)	117	117,237
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	1,433	1,485,697

S C H E D U L E O F I N V E S T M E N T S	106

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	$5,407	$5,561,237
4.25%, 02/01/22 (Call 11/01/21)	6,279	6,513,868
7.50%, 09/01/23 (Call 06/01/23)	1,934	2,227,056
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,171	10,594,927
4.90%, 03/15/25 (Call 12/15/24)	1,137	1,240,822
5.00%, 09/15/23 (Call 06/15/23)	458	498,222
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	4,158	4,308,133
3.61%, 02/15/25 (Call 11/15/24)	1,691	1,821,178
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	4,090	4,186,253
3.60%, 11/01/24 (Call 08/01/24)	5,175	5,395,602
3.65%, 06/01/22 (Call 03/01/22)	6,065	6,234,582
3.85%, 10/15/23 (Call 07/15/23)	4,560	4,806,191
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	16,115	17,784,146
5.63%, 03/01/25 (Call 12/01/24)	8,464	9,853,044
5.75%, 05/15/24 (Call 02/15/24)	9,551	10,928,198
6.25%, 03/15/22 (Call 12/15/21)	12,617	13,468,217
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	1,335	1,322,147
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	1,835	2,017,590
4.75%, 03/15/24 (Call 12/15/23)	7,180	8,064,815
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	995	1,027,722
4.25%, 04/01/24 (Call 01/01/24)	1,826	1,943,347
4.65%, 02/15/22	1,441	1,502,093
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	315	341,063
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	5,320	5,453,631
TransCanada PipeLines Ltd.
2.50%, 08/01/22	12,776	13,241,973
3.75%, 10/16/23 (Call 07/16/23)	4,479	4,876,863
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	3,407	3,552,937
3.60%, 03/15/22 (Call 01/15/22)	22,834	23,713,806
3.70%, 01/15/23 (Call 10/15/22)	8,148	8,649,045
3.90%, 01/15/25 (Call 10/15/24)	6,748	7,441,008
4.00%, 11/15/21 (Call 08/15/21)	1,624	1,676,048
4.30%, 03/04/24 (Call 12/04/23)	10,207	11,208,095
4.50%, 11/15/23 (Call 08/15/23)	2,837	3,135,159
4.55%, 06/24/24 (Call 03/24/24)	9,029	10,143,653
7.88%, 09/01/21	3,245	3,476,390

		621,895,939

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,734	1,913,507
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)(a)	255	294,438
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(a)(b)	650	679,549
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(a)(b)	844	866,707
Vonovia Finance BV, 5.00%, 10/02/23(b)	2,210	2,363,525

		6,117,726

Security	Par (000)	Value

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	$6,908	$7,691,986
3.90%, 06/15/23 (Call 09/04/20)	7,317	7,935,830
4.00%, 01/15/24 (Call 12/15/23)	7,871	8,701,640
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)(a)	2,244	2,353,144
4.13%, 07/01/24 (Call 04/01/24)(a)	3,838	4,151,034
American Tower Corp.
2.25%, 01/15/22	4,255	4,359,673
2.40%, 03/15/25 (Call 02/15/25)	8,555	9,119,262
2.95%, 01/15/25 (Call 12/15/24)(a)	5,246	5,688,925
3.00%, 06/15/23(a)	7,228	7,695,807
3.38%, 05/15/24 (Call 04/15/24)	8,095	8,815,650
3.50%, 01/31/23(a)	14,976	16,002,351
4.00%, 06/01/25 (Call 03/01/25)(a)	4,514	5,123,157
4.70%, 03/15/22	4,214	4,483,011
5.00%, 02/15/24	7,852	8,955,088
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	170	178,291
2.95%, 09/15/22 (Call 06/15/22)	757	789,130
3.45%, 06/01/25 (Call 03/03/25)	2,934	3,288,678
3.50%, 11/15/24 (Call 08/15/24)	1,245	1,377,831
4.20%, 12/15/23 (Call 09/16/23)	7,260	8,023,604
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,255	1,333,196
3.20%, 01/15/25 (Call 10/15/24)	2,619	2,847,361
3.80%, 02/01/24 (Call 11/01/23)(a)	4,104	4,461,804
3.85%, 02/01/23 (Call 11/01/22)(a)	20,587	21,990,843
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	7	7,255
4.10%, 10/01/24 (Call 07/01/24)(a)	763	804,179
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	7,511	7,749,090
3.65%, 06/15/24 (Call 04/15/24)	574	604,276
3.85%, 02/01/25 (Call 11/01/24)	6,044	6,410,274
3.88%, 08/15/22 (Call 06/15/22)	60	62,321
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)(a)	545	593,489
4.25%, 01/15/24 (Call 10/15/23)(a)	275	302,276
4.88%, 06/15/23 (Call 03/15/23)(a)	5,128	5,641,203
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	12,953	13,982,043
Columbia Property Trust Operating Partnership LP,
4.15%, 04/01/25 (Call 01/01/25)(a)	1,212	1,278,452
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)(a)	2,050	2,125,068
5.00%, 07/01/25 (Call 04/01/25)	10	10,925
5.25%, 02/15/24 (Call 11/15/23)(a)	780	844,538
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	5,146	5,224,160
3.15%, 07/15/23 (Call 06/15/23)	6,297	6,728,005
3.20%, 09/01/24 (Call 07/01/24)	3,071	3,330,972
5.25%, 01/15/23	14,535	16,109,077
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)(a)	535	588,450
4.80%, 07/15/22 (Call 04/15/22)	50	53,157
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	4,191	4,475,736

107	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)(a)	$2,359	$2,472,064
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)(a)	5,667	6,028,762
3.75%, 12/01/24 (Call 09/01/24)(a)	419	463,515
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(a)	620	599,299
5.25%, 07/15/23 (Call 04/15/23)(a)	1,733	1,739,177
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	10,120	10,251,459
2.63%, 11/18/24 (Call 10/18/24)	4,355	4,660,503
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)(a)	6,309	6,661,376
3.38%, 06/01/25 (Call 03/01/25)	551	612,131
4.63%, 12/15/21 (Call 09/15/21)	4,251	4,432,864
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	2,018	2,135,622
3.38%, 01/15/23 (Call 10/15/22)	360	379,681
3.50%, 04/01/25 (Call 01/01/25)	306	338,378
3.63%, 08/15/22 (Call 09/14/20)	325	342,214
3.88%, 05/01/24 (Call 02/01/24)	2,772	3,037,878
Federal Realty Investment Trust
2.75%, 06/01/23 (Call 03/01/23)(a)	530	549,404
3.00%, 08/01/22 (Call 05/01/22)(a)	587	604,542
3.95%, 01/15/24 (Call 10/15/23)(a)	1,486	1,613,465
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	1,303	1,317,659
5.25%, 06/01/25 (Call 03/01/25)	3,184	3,444,069
5.38%, 11/01/23 (Call 08/01/23)(a)	2,383	2,553,265
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)(a)	160	168,222
3.88%, 05/01/25 (Call 02/01/25)	250	269,870
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)(a)	6,497	7,163,104
3.88%, 08/15/24 (Call 05/17/24)	7,901	8,806,920
4.00%, 06/01/25 (Call 03/01/25)	3,089	3,481,761
4.20%, 03/01/24 (Call 12/01/23)(a)	2,386	2,633,907
4.25%, 11/15/23 (Call 08/15/23)	120	131,353
Highwoods Realty LP, 3.63%, 01/15/23 (Call 10/15/22)	1,698	1,766,908
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,818	2,929,444
Series D, 3.75%, 10/15/23 (Call 07/15/23)(a)	2,979	3,091,900
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	3,175	3,319,753
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	2,007	2,131,597
3.80%, 01/15/23 (Call 10/15/22)(a)	115	119,650
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	415	431,421
3.13%, 06/01/23 (Call 03/01/23)(a)	2,415	2,541,489
3.30%, 02/01/25 (Call 12/01/24)	3,727	3,999,866
3.40%, 11/01/22 (Call 09/01/22)(a)	1,441	1,515,362
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	629	684,081
4.30%, 10/15/23 (Call 07/15/23)(a)	382	417,675
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	674	708,399
3.90%, 06/15/24 (Call 03/15/24)(a)	2,389	2,599,999
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)(a)	4,596	4,611,627
4.15%, 02/01/22 (Call 12/01/21)	3,820	3,833,389

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 05/15/24 (Call 02/15/24)(a)	$4,605	$4,663,087
4.50%, 02/01/25 (Call 11/01/24)(a)	740	749,647
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	3,539	3,807,398
4.50%, 01/15/25 (Call 10/15/24)(a)	1,596	1,675,294
4.95%, 04/01/24 (Call 01/01/24)(a)	1,015	1,084,792
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	136	140,126
Post Apartment Homes LP, 3.38%, 12/01/22 (Call 09/01/22)(a)	455	476,078
Prologis LP, 4.25%, 08/15/23 (Call 09/08/20)	7,092	7,818,168
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	4,403	4,573,583
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	4,517	4,642,300
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)(a)	11,886	12,501,914
3.88%, 07/15/24 (Call 04/15/24)	2,617	2,897,597
3.88%, 04/15/25 (Call 02/15/25)	1,693	1,917,279
4.65%, 08/01/23 (Call 05/01/23)	2,060	2,291,237
Regency Centers Corp., 3.75%, 11/15/22 (Call 09/02/20)(a)	515	548,127
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	125	124,671
5.00%, 12/15/23 (Call 09/15/23)(a)	1,716	1,784,853
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)(a)	210	209,412
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	3,746	3,909,149
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(b)	8,539	9,032,306
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	8,635	8,931,256
2.35%, 01/30/22 (Call 10/30/21)	3,873	3,950,341
2.63%, 06/15/22 (Call 03/15/22)(a)	3,378	3,474,301
2.75%, 02/01/23 (Call 11/01/22)(a)	4,899	5,096,833
2.75%, 06/01/23 (Call 03/01/23)(a)	13,318	13,929,575
3.38%, 10/01/24 (Call 07/01/24)(a)	6,088	6,606,337
3.75%, 02/01/24 (Call 11/01/23)(a)	9,083	9,852,824
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	6,177	6,324,062
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	6,735	6,879,162
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	943	983,304
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)(a)	1,545	1,520,691
3.88%, 12/01/23 (Call 09/01/23)(a)	2,057	2,046,284
Trust Fibra Uno, 5.25%, 12/15/24 (Call 09/15/24)(b)	100	108,000
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	2,482	2,591,125
3.10%, 01/15/23 (Call 12/15/22)(a)	1,331	1,382,306
3.13%, 06/15/23 (Call 03/15/23)	9,236	9,620,741
3.50%, 04/15/24 (Call 03/15/24)(a)	8,329	8,904,507
3.50%, 02/01/25 (Call 11/01/24)(a)	1,454	1,566,673
3.75%, 05/01/24 (Call 02/01/24)	1,561	1,671,798
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)(a)	3,064	3,168,630
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	4,697	5,053,744
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	4,722	4,902,971
WEA Finance LLC, 3.15%, 04/05/22 (Call 03/05/22)(a)(b)	835	849,336
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	9,074	9,492,499

S C H E D U L E O F I N V E S T M E N T S	108

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)(a)	$725	$740,564
3.50%, 04/15/23 (Call 01/15/23)	1,869	1,919,452
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	8,688	9,395,380
3.75%, 03/15/23 (Call 12/15/22)	1,893	2,003,026
4.00%, 06/01/25 (Call 03/01/25)	5,884	6,628,998
4.50%, 01/15/24 (Call 10/15/23)(a)	1,271	1,393,516
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 09/28/20)(a)	1,620	1,709,886
4.63%, 09/15/23(a)	2,052	2,285,243
8.50%, 01/15/25(a)	1,205	1,565,824
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	2,722	2,991,997

		548,275,470

Retail — 2.0%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 09/16/20)(a)	282	293,145
4.50%, 12/01/23 (Call 09/01/23)	7,756	8,465,862
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	2,498	2,578,571
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	3,437	3,645,241
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(a)	105	110,213
3.13%, 07/15/23 (Call 04/15/23)(a)	1,160	1,239,626
3.13%, 04/18/24 (Call 03/18/24)	8,601	9,277,791
3.25%, 04/15/25 (Call 01/15/25)(a)	829	914,372
3.63%, 04/15/25 (Call 03/15/25)	10,945	12,278,549
3.70%, 04/15/22 (Call 01/15/22)(a)	4,912	5,131,730
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)(a)	3,743	3,874,762
2.75%, 05/18/24 (Call 03/18/24)(a)	6,849	7,409,973
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	6,952	7,387,520
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	16,339	17,611,154
4.00%, 05/15/25 (Call 03/15/25)(a)	7,865	8,920,601
Falabella SA, 4.38%, 01/27/25 (Call 10/27/24)(a)(b)	1,300	1,393,199
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)(a)	4,547	4,727,299
2.70%, 04/01/23 (Call 01/01/23)(a)	4,083	4,311,405
3.25%, 03/01/22(a)	7,634	7,980,304
3.75%, 02/15/24 (Call 11/15/23)(a)	7,796	8,625,499
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	215	212,154
9.50%, 05/15/25 (Call 04/15/25)	900	1,083,797
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)(a)	7,734	8,030,698
3.13%, 09/15/24 (Call 06/15/24)(a)	6,399	6,992,997
3.80%, 11/15/21 (Call 08/15/21)	3,840	3,965,488
3.88%, 09/15/23 (Call 06/15/23)(a)	5,074	5,562,041
4.00%, 04/15/25 (Call 03/15/25)	12,055	13,762,736
McDonald’s Corp.
2.63%, 01/15/22(a)	8,105	8,363,770
3.25%, 06/10/24	1,779	1,954,231
3.30%, 07/01/25 (Call 06/01/25)	10,665	11,925,304
3.35%, 04/01/23 (Call 03/01/23)	23,050	24,698,075
3.38%, 05/26/25 (Call 02/26/25)(a)	5,974	6,679,043
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	893	892,768
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)(a)	702	741,545
3.85%, 06/15/23 (Call 03/15/23)	245	263,789

Security	Par (000)	Value

Retail (continued)
4.63%, 09/15/21 (Call 06/15/21)	$292	$300,908
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)(a)	1,864	2,009,136
4.60%, 04/15/25 (Call 03/15/25)	13,583	15,651,982
Starbucks Corp.
1.30%, 05/07/22	1,787	1,815,188
2.70%, 06/15/22 (Call 04/15/22)(a)	10,979	11,381,518
3.10%, 03/01/23 (Call 02/01/23)	16,783	17,855,745
3.80%, 08/15/25 (Call 06/15/25)	2,926	3,327,912
3.85%, 10/01/23 (Call 07/01/23)	1,780	1,951,777
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	9,367	10,046,295
2.90%, 01/15/22(a)	3,062	3,172,297
3.50%, 07/01/24	6,277	6,979,668
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	3,873	4,073,653
3.50%, 04/15/25 (Call 03/15/25)	7,268	8,114,545
Walgreen Co., 3.10%, 09/15/22	11,566	12,149,571
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	1,865	1,919,760
3.80%, 11/18/24 (Call 08/18/24)	7,305	8,067,914
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	12,078	12,639,527
2.55%, 04/11/23 (Call 01/11/23)(a)	13,980	14,760,384
2.65%, 12/15/24 (Call 10/15/24)	8,272	8,984,922
2.85%, 07/08/24 (Call 06/08/24)(a)	10,559	11,481,724
3.30%, 04/22/24 (Call 01/22/24)	10,824	11,834,653
3.40%, 06/26/23 (Call 05/26/23)(a)	14,255	15,452,762
3.55%, 06/26/25 (Call 04/26/25)(a)	7,876	8,976,914

		404,254,007

Savings & Loans — 0.2%
First Niagara Financial Group Inc., 7.25%, 12/15/21	380	409,892
Nationwide Building Society
1.00%, 08/28/25(b)	5,000	5,001,795
2.00%, 01/27/23(b)	3,415	3,532,262
3.62%, 04/26/23 (Call 04/26/22)(a)(b)(c)	6,532	6,830,645
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	9,387	10,004,340
3.90%, 07/21/25(a)(b)	4,847	5,493,914
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(c)	958	1,048,947
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	3,849	4,087,270

		36,409,065

Semiconductors — 1.7%
Altera Corp., 4.10%, 11/15/23	1,607	1,789,681
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	4,765	4,879,861
2.88%, 06/01/23 (Call 03/01/23)	1,690	1,788,634
2.95%, 04/01/25 (Call 03/01/25)	1,177	1,289,095
3.13%, 12/05/23 (Call 10/05/23)(a)	8,896	9,592,199
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)(a)	13,766	14,323,399
3.00%, 01/15/22 (Call 12/15/21)	290	298,081
3.13%, 01/15/25 (Call 11/15/24)	6,826	7,324,614
3.63%, 01/15/24 (Call 11/15/23)	14,073	15,201,776
Broadcom Inc.
2.25%, 11/15/23	24,950	25,940,634
3.13%, 10/15/22	19,708	20,674,029
3.15%, 11/15/25 (Call 10/15/25)	9,790	10,606,605
3.63%, 10/15/24 (Call 09/15/24)	6,859	7,518,556

109	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.70%, 04/15/25 (Call 03/15/25)	$5,704	$6,519,928
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	5,840	6,042,597
2.70%, 12/15/22(a)	3,321	3,507,540
2.88%, 05/11/24 (Call 03/11/24)	4,193	4,539,724
3.10%, 07/29/22	2,028	2,139,003
3.30%, 10/01/21(a)	2,734	2,824,342
3.40%, 03/25/25 (Call 02/25/25)	7,542	8,461,887
3.70%, 07/29/25 (Call 04/29/25)	6,874	7,833,518
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	11,430	13,130,249
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,019	1,151,693
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	4,162	4,492,550
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	4,089	4,330,292
Microchip Technology Inc.
2.67%, 09/01/23(b)	781	808,520
4.33%, 06/01/23 (Call 05/01/23)	9,308	10,031,004
Micron Technology Inc.
2.50%, 04/24/23	11,690	12,196,294
4.64%, 02/06/24 (Call 01/06/24)(a)	5,487	6,103,877
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	9,879	10,057,793
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)(b)	10,184	10,804,967
4.63%, 06/15/22(b)	4,233	4,513,981
4.63%, 06/01/23(a)(b)	10,549	11,584,362
4.88%, 03/01/24 (Call 02/01/24)(b)	6,313	7,096,808
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)(b)	15,937	16,987,293
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	17,491	18,378,084
2.90%, 05/20/24 (Call 03/20/24)	11,746	12,690,742
3.00%, 05/20/22(a)	16,685	17,440,146
3.45%, 05/20/25 (Call 02/20/25)(a)	2,381	2,666,568
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	2,707	2,806,967
1.85%, 05/15/22 (Call 04/15/22)(a)	3,958	4,059,503
2.25%, 05/01/23 (Call 02/01/23)(a)	2,885	3,021,704
2.63%, 05/15/24 (Call 03/15/24)(a)	2,484	2,673,937
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	5,349	5,784,109

		345,907,146

Software — 1.9%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 09/04/20)	5,518	5,619,256
2.60%, 06/15/22 (Call 09/04/20)	7,889	8,187,140
Adobe Inc.
1.70%, 02/01/23	6,234	6,446,142
1.90%, 02/01/25 (Call 01/01/25)	4,837	5,122,022
3.25%, 02/01/25 (Call 11/01/24)	3,643	4,046,914
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)(a)	1,100	1,169,239
4.38%, 06/15/25 (Call 03/15/25)	10	11,446
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	600	622,106
4.50%, 08/15/23 (Call 05/15/23)	750	797,824
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,366	1,543,251
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	8,559	9,136,055
3.88%, 06/05/24 (Call 03/05/24)(a)	475	524,651

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	$17,164	$18,433,996
3.50%, 10/01/22 (Call 07/01/22)(a)	4,573	4,816,969
3.80%, 10/01/23 (Call 09/01/23)	8,059	8,820,450
3.85%, 06/01/25 (Call 03/01/25)	3,547	4,024,977
Infor Inc., 1.45%, 07/15/23 (Call 06/15/23)(b)	500	508,328
Intuit Inc.
0.65%, 07/15/23	5,962	6,006,715
0.95%, 07/15/25 (Call 06/15/25)	7,010	7,092,133
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	5,236	5,482,808
2.13%, 11/15/22(a)	3,119	3,251,263
2.38%, 02/12/22 (Call 01/12/22)(a)	9,202	9,476,832
2.38%, 05/01/23 (Call 02/01/23)(a)	11,391	11,995,574
2.40%, 02/06/22 (Call 01/06/22)	16,943	17,426,762
2.65%, 11/03/22 (Call 09/03/22)(a)	6,373	6,690,284
2.70%, 02/12/25 (Call 11/12/24)	8,443	9,215,709
2.88%, 02/06/24 (Call 12/06/23)	9,988	10,781,436
3.63%, 12/15/23 (Call 09/15/23)	16,657	18,330,787
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	4,242	4,308,886
2.40%, 09/15/23 (Call 07/15/23)	20,373	21,527,868
2.50%, 05/15/22 (Call 03/15/22)(a)	36,607	37,845,442
2.50%, 10/15/22(a)	23,235	24,284,257
2.50%, 04/01/25 (Call 03/01/25)	18,574	19,991,916
2.63%, 02/15/23 (Call 01/15/23)(a)	14,903	15,674,482
2.95%, 11/15/24 (Call 09/15/24)	17,384	18,922,299
2.95%, 05/15/25 (Call 02/15/25)	2,887	3,168,088
3.40%, 07/08/24 (Call 04/08/24)	6,432	7,073,859
3.63%, 07/15/23(a)	8,934	9,750,215
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	16,567	17,784,214
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	12,973	13,536,796
4.50%, 05/15/25 (Call 04/15/25)	6,975	7,956,219

		387,405,610

Telecommunications — 1.8%
America Movil SAB de CV, 3.13%, 07/16/22(a)	1,722	1,793,764
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	3,646	3,810,186
3.00%, 06/30/22 (Call 04/30/22)	14,156	14,776,891
3.40%, 05/15/25 (Call 02/15/25)	31	34,497
3.60%, 02/17/23 (Call 09/14/20)(a)	13,155	14,078,544
3.90%, 03/11/24 (Call 12/11/23)	10,219	11,299,284
3.95%, 01/15/25 (Call 10/15/24)	6,857	7,727,520
4.05%, 12/15/23(a)	4,320	4,834,097
4.45%, 04/01/24 (Call 01/01/24)(a)	10,330	11,602,835
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	325	346,345
5.35%, 05/20/24(b)	5,680	6,178,818
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	10,810	12,022,115
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)(a)	7,102	7,212,060
2.20%, 09/20/23 (Call 07/20/23)(a)	4,960	5,228,389
2.60%, 02/28/23(a)	1,482	1,567,142
3.00%, 06/15/22	2,358	2,475,119
3.50%, 06/15/25	2,836	3,242,143
3.63%, 03/04/24	7,321	8,143,370
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)(a)	2,202	2,278,041

S C H E D U L E O F I N V E S T M E N T S	110

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.70%, 11/15/23 (Call 08/15/23)(a)	$2,000	$2,137,980
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	3,950	4,138,671
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(b)	315	339,663
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	2,066	2,323,577
4.50%, 03/15/24(a)	5,082	5,712,954
KT Corp., 2.63%, 08/07/22(b)	400	413,348
Motorola Solutions Inc.
3.75%, 05/15/22	3,277	3,456,571
4.00%, 09/01/24	4,669	5,185,307
Ooredoo International Finance Ltd., 3.25%, 02/21/23(a)(b)	8,360	8,766,798
Orange SA, 4.13%, 09/14/21(a)	7,262	7,535,239
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	2,577	2,725,730
4.10%, 10/01/23 (Call 07/01/23)	8,744	9,627,163
SES SA, 3.60%, 04/04/23(a)(b)	5,250	5,383,205
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	500	535,682
Telefonica Emisiones SA, 4.57%, 04/27/23(a)	7,849	8,631,043
Telstra Corp. Ltd.
3.13%, 04/07/25 (Call 01/07/25)(a)(b)	1,124	1,234,198
4.80%, 10/12/21(b)	2,961	3,098,574
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	30,362	33,547,618
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	13,120	13,611,029
2.95%, 03/15/22	6,079	6,318,010
3.38%, 02/15/25	21,920	24,537,641
3.50%, 11/01/24 (Call 08/01/24)	9,997	11,129,716
4.15%, 03/15/24 (Call 12/15/23)(a)	4,156	4,639,470
5.15%, 09/15/23(a)	25,007	28,448,553
Vodafone Group PLC
2.50%, 09/26/22(a)	2,812	2,926,359
2.95%, 02/19/23	4,299	4,552,052
3.75%, 01/16/24	21,562	23,649,691
4.13%, 05/30/25	8,067	9,256,405

		352,513,407

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	7,319	7,781,422

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 2.60%, 11/19/22(a)	2,393	2,471,634
3.00%, 11/19/24 (Call 10/19/24)	4,956	5,249,924

		7,721,558

Transportation — 1.4%
AP Moller - Maersk A/S, 3.75%, 09/22/24 (Call 06/22/24)(a)(b)	709	755,531
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	3,309	3,515,411
3.00%, 04/01/25 (Call 01/01/25)(a)	4,614	5,089,264
3.05%, 03/15/22 (Call 12/15/21)	2,518	2,605,592
3.05%, 09/01/22 (Call 06/01/22)	6,663	6,970,300
3.40%, 09/01/24 (Call 06/01/24)	8,207	9,100,688
3.45%, 09/15/21 (Call 06/15/21)	4,206	4,308,604
3.75%, 04/01/24 (Call 01/01/24)(a)	4,220	4,668,178
3.85%, 09/01/23 (Call 06/01/23)(a)	5,548	6,067,595
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	660	683,333

Security	Par (000)	Value

Transportation (continued)
2.85%, 12/15/21 (Call 09/15/21)(a)	$3,608	$3,697,432
2.95%, 11/21/24 (Call 08/21/24)	690	747,142
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)(a)	4,526	4,923,950
4.45%, 03/15/23 (Call 12/15/22)	50	54,150
4.50%, 01/15/22	760	798,757
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)(a)	6,202	6,878,889
3.70%, 11/01/23 (Call 08/01/23)	6,193	6,787,789
FedEx Corp.
2.63%, 08/01/22(a)	4,434	4,608,472
2.70%, 04/15/23(a)	3,143	3,325,111
3.20%, 02/01/25	11,083	12,178,502
3.40%, 01/14/22	3,783	3,934,822
3.80%, 05/15/25 (Call 04/15/25)	7,690	8,685,336
4.00%, 01/15/24	5,785	6,419,822
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)(a)	422	441,498
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	1,165	1,198,864
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	4,004	4,218,503
3.00%, 04/01/22 (Call 01/01/22)	2,437	2,520,368
3.25%, 12/01/21 (Call 09/01/21)	2,399	2,470,535
3.65%, 08/01/25 (Call 06/01/25)	865	977,800
3.85%, 01/15/24 (Call 10/15/23)(a)	1,575	1,732,487
5.59%, 05/17/25	100	119,884
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	5,489	5,969,288
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	135	146,475
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	540	548,349
2.50%, 09/01/22 (Call 08/01/22)	2,020	2,095,841
2.50%, 09/01/24 (Call 08/01/24)(a)	5,158	5,456,467
2.80%, 03/01/22 (Call 02/01/22)(a)	1,467	1,513,231
2.88%, 06/01/22 (Call 05/01/22)(a)	4,905	5,092,837
3.40%, 03/01/23 (Call 02/01/23)	4,658	4,958,823
3.45%, 11/15/21 (Call 10/15/21)	1,023	1,056,262
3.65%, 03/18/24 (Call 02/18/24)(a)	10,371	11,319,045
3.75%, 06/09/23 (Call 05/09/23)	7,010	7,568,154
3.88%, 12/01/23 (Call 11/01/23)(a)	2,017	2,207,703
4.63%, 06/01/25 (Call 05/01/25)	6,327	7,315,824
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	6,604	6,964,274
2.95%, 03/01/22(a)	7,137	7,418,543
2.95%, 01/15/23 (Call 10/15/22)	2,942	3,098,263
3.15%, 03/01/24 (Call 02/01/24)(a)	4,822	5,225,537
3.25%, 01/15/25 (Call 10/15/24)	836	913,373
3.25%, 08/15/25 (Call 05/15/25)	3,170	3,526,133
3.50%, 06/08/23 (Call 05/08/23)(a)	13,178	14,263,713
3.65%, 02/15/24 (Call 11/15/23)	1,813	1,972,882
3.75%, 03/15/24 (Call 12/15/23)	3,224	3,545,744
3.75%, 07/15/25 (Call 05/15/25)	2,505	2,851,557
4.16%, 07/15/22 (Call 04/15/22)(a)	3,089	3,280,155
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	15,232	16,129,590
2.35%, 05/16/22 (Call 04/16/22)	4,777	4,927,281
2.45%, 10/01/22	6,830	7,124,118
2.50%, 04/01/23 (Call 03/01/23)(a)	16,026	16,824,428
2.80%, 11/15/24 (Call 09/15/24)(a)	4,024	4,382,668

111	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.90%, 04/01/25 (Call 03/01/25)	$6,793	$7,744,999

		285,926,166

Trucking & Leasing — 0.5%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(a)(b)	4,350	4,323,458
3.88%, 05/01/23 (Call 04/01/23)(b)	10,379	10,240,196
4.13%, 08/01/25 (Call 06/01/25)(b)	50	48,261
4.38%, 01/30/24 (Call 12/30/23)(b)	100	98,805
5.50%, 12/15/24 (Call 11/15/24)(b)	802	825,008
DAE Funding LLC
4.50%, 08/01/22 (Call 10/01/20)(b)	2,816	2,780,800
5.00%, 08/01/24 (Call 10/01/20)(b)	2,969	2,909,620
5.25%, 11/15/21 (Call 10/15/21)(b)	1,079	1,079,000
5.75%, 11/15/23 (Call 11/15/20)(b)	2,531	2,518,345
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	145	155,616
3.90%, 03/30/23(a)	2,146	2,271,787
4.35%, 02/15/24 (Call 01/15/24)(a)	3,996	4,395,733
4.75%, 06/15/22(a)	722	761,686
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	10,508	10,937,687
2.70%, 11/01/24 (Call 10/01/24)(b)	1,958	2,072,062
3.38%, 02/01/22 (Call 12/01/21)(b)	4,190	4,332,626
3.45%, 07/01/24 (Call 06/01/24)(b)	5,426	5,887,110
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	5,672	6,164,351
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	810	900,933
4.00%, 07/15/25 (Call 06/15/25)(b)	200	224,717
4.13%, 08/01/23 (Call 07/01/23)(a)(b)	3,826	4,152,422
4.25%, 01/17/23(a)(b)	2,060	2,222,672
4.88%, 07/11/22(a)(b)	2,989	3,219,008
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	5,817	5,934,054
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,364	4,539,542
4.13%, 07/15/23 (Call 06/15/23)(b)	6,377	6,751,700

		89,747,199

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	3,029	3,355,551
3.85%, 03/01/24 (Call 12/01/23)(a)	1,577	1,729,417
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	380	414,357

		5,499,325

Total Corporate Bonds & Notes — 96.6% (Cost: $18,619,168,437)		19,282,137,633

Foreign Government Obligations(g)

South Korea — 0.1%
Korea Gas Corp.
1.88%, 07/18/21(b)	1,760	1,777,410
2.75%, 07/20/22(b)	4,100	4,249,035

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd.
3.75%, 07/25/23(a)(b)	$1,195	$1,298,003
4.75%, 07/13/21(b)	1,220	1,261,971
Korea National Oil Corp., 3.25%, 07/10/24(b)	350	379,365
Korea Resources Corp., 3.00%, 04/24/22(b)	4,610	4,750,538

		13,716,322

Total Foreign Government Obligations — 0.1% (Cost: $13,268,856)		13,716,322

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(h)(i)(j)	643,354	643,997,648
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(h)(i)	757,786	757,786,000

		1,401,783,648

Total Short-Term Investments — 7.0% (Cost: $1,401,197,658)		1,401,783,648

Total Investments in Securities — 103.7% (Cost: $20,033,634,951)		20,697,637,603

Other Assets, Less Liabilities — (3.7)%		(741,787,380)

Net Assets — 100.0%		$19,955,850,223

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	112

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Short-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$774,438,118	$—		$(130,468,937	)(a)	$(159,032)	$187,499	$643,997,648	643,354	$2,019,394	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	329,365,000	428,421,000	(a)	—		—	—	757,786,000	757,786	797,266		—

						$(159,032)	$187,499	$1,401,783,648		$2,816,660		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$19,282,137,633	$—	$19,282,137,633
Foreign Government Obligations	—	13,716,322	—	13,716,322
Money Market Funds	1,401,783,648	—	—	1,401,783,648

	$1,401,783,648	$19,295,853,955	$—	$20,697,637,603

See notes to financial statements.

113	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2020

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,213,124,043	$19,295,853,955
Affiliated(c)	320,326,047	1,401,783,648
Cash	121,781	5,169,391
Receivables:
Investments sold	19,368,555	7,651,735
Securities lending income — Affiliated	102,939	216,888
Capital shares sold	1,462,178	4,202,084
Dividends	3,757	81,312
Interest	48,977,740	159,628,226

Total assets	5,603,487,040	20,874,587,239

LIABILITIES
Collateral on securities loaned, at value	280,646,295	643,463,844
Payables:
Investments purchased	23,194,408	274,334,651
Capital shares redeemed	5,686	—
Investment advisory fees	266,351	938,521

Total liabilities	304,112,740	918,737,016

NET ASSETS	$5,299,374,300	$19,955,850,223

NET ASSETS CONSIST OF:
Paid-in capital	$4,951,365,514	$19,336,132,274
Accumulated earnings	348,008,786	619,717,949

NET ASSETS	$5,299,374,300	$19,955,850,223

Shares outstanding	86,850,000	362,700,000

Net asset value	$61.02	$55.02

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$272,099,212	$615,673,942
(b) Investments, at cost — Unaffiliated	$4,880,865,168	$18,632,437,293
(c) Investments, at cost — Affiliated	$320,056,116	$1,401,197,658

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	114

Statements of Operations (unaudited)

Six Months Ended August 31, 2020

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$53,064	$797,266
Interest — Unaffiliated	68,603,673	204,679,117
Securities lending income — Affiliated — net	1,008,018	2,019,394
Other income — Unaffiliated	13,159	42,395

Total investment income	69,677,914	207,538,172

EXPENSES
Investment advisory fees	1,366,383	4,752,128
Miscellaneous	264	264

Total expenses	1,366,647	4,752,392

Net investment income	68,311,267	202,785,780

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(11,646,976)	18,161,172
Investments — Affiliated	(85,428)	(159,032)
In-kind redemptions — Unaffiliated	19,662,348	(12,094,458)

Net realized gain	7,929,944	5,907,682

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	68,491,513	219,885,765
Investments — Affiliated	67,744	187,499

Net change in unrealized appreciation (depreciation)	68,559,257	220,073,264

Net realized and unrealized gain	76,489,201	225,980,946

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,800,468	$428,766,726

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares Short-Term Corporate Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$68,311,267	$122,688,816	$202,785,780	$382,270,788
Net realized gain	7,929,944	105,232,658	5,907,682	57,967,419
Net change in unrealized appreciation (depreciation)	68,559,257	276,759,931	220,073,264	417,285,866

Net increase in net assets resulting from operations	144,800,468	504,681,405	428,766,726	857,524,073

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(67,159,062)	(119,420,671)	(197,966,852)	(377,300,638)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	944,473,657	1,212,514,332	5,464,590,338	3,492,351,645

NET ASSETS
Total increase in net assets	1,022,115,063	1,597,775,066	5,695,390,212	3,972,575,080
Beginning of period	4,277,259,237	2,679,484,171	14,260,460,011	10,287,884,931

End of period	$5,299,374,300	$4,277,259,237	$19,955,850,223	$14,260,460,011

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	116

Financial Highlights

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	02/29/20	02/28/19 (a)	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)

Net asset value, beginning of period	$60.20		$53.97	$54.46	$55.09	$53.84	$56.36

Net investment income(b)	0.89		1.97	1.95	1.71	1.72	1.75
Net realized and unrealized gain (loss)(c)	0.83		6.21	(0.59)	(0.65)	1.25	(2.54)

Net increase (decrease) from investment operations	1.72		8.18	1.36	1.06	2.97	(0.79)

Distributions(d)
From net investment income		(0.90)	(1.95)	(1.85)	(1.69)	(1.72)	(1.73)

Total distributions		(0.90)	(1.95)	(1.85)	(1.69)	(1.72)	(1.73)

Net asset value, end of period	$61.02		$60.20	$53.97	$54.46	$55.09	$53.84

Total Return
Based on net asset value	2.94	%(e)	15.41%	2.59%	1.92%	5.54%	(1.37)%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.08%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.06	%(f)	0.06%	0.08%	0.15%	0.15%	0.15%

Net investment income	3.00	%(f)	3.44%	3.65%	3.08%	3.10%	3.20%

Supplemental Data
Net assets, end of period (000)	$5,299,374		$4,277,259	$2,679,484	$1,475,864	$1,299,988	$732,167

Portfolio turnover rate(g)	9	%(e)	13%	27%	11%	12%	12%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

117	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term Corporate Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of period	$54.36		$52.28	$51.95	$52.60	$52.36	$52.68

Net investment income(b)	0.66		1.64	1.37	0.89	0.79	0.65
Net realized and unrealized gain (loss)(c)	0.68		2.08	0.29	(0.66)	0.22	(0.33)

Net increase from investment operations	1.34		3.72	1.66	0.23	1.01	0.32

Distributions(d)
From net investment income		(0.68)	(1.64)	(1.33)	(0.88)	(0.77)	(0.64)

Total distributions		(0.68)	(1.64)	(1.33)	(0.88)	(0.77)	(0.64)

Net asset value, end of period	$55.02		$54.36	$52.28	$51.95	$52.60	$52.36

Total Return
Based on net asset value	2.51	%(e)	7.21%	3.26%	0.42%	1.93%	0.63%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.10%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.06	%(f)	0.06%	0.09%	0.20%	0.20%	0.20%

Net investment income	2.44	%(f)	3.08%	2.64%	1.69%	1.49%	1.22%

Supplemental Data
Net assets, end of period (000)	$19,955,850		$14,260,460	$10,287,885	$10,918,970	$11,334,226	$10,759,746

Portfolio turnover rate(g)	19	%(e)	38%	80%	46%	35%	35%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	118

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
Short-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price

119	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	120

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$14,053,390	$14,053,390		$—	$—
Barclays Capital Inc.	3,429,381	3,429,381		—	—
BMO Capital Markets	137,861	137,861		—	—
BNP Paribas Prime Brokerage International Ltd.	2,884,044	2,884,044		—	—
BofA Securities, Inc.	18,784,135	18,784,135		—	—
Citigroup Global Markets Inc.	7,328,816	7,328,816		—	—
Credit Suisse Securities (USA) LLC	16,213,080	16,213,080		—	—
Deutsche Bank Securities Inc.	1,026,969	1,026,969		—	—
Goldman Sachs & Co.	55,063,966	55,063,966		—	—
HSBC Securities (USA) Inc.	8,636,060	8,636,060		—	—
Jefferies LLC	737,979	737,979		—	—
JPMorgan Securities LLC	60,175,655	60,175,655		—	—
Morgan Stanley & Co. LLC	15,059,982	15,059,982		—	—
MUFG Securities Americas Inc.	5,045,624	5,045,624		—	—
Nomura Securities International Inc.	2,975,116	2,975,116		—	—
Pershing LLC	6,097,208	6,097,208		—	—
RBC Capital Markets LLC	11,941,802	11,941,802		—	—
Scotia Capital (USA) Inc.	3,298,725	3,298,725		—	—
Wells Fargo Securities LLC	39,209,419	39,209,419		—	—

	$272,099,212	$272,099,212		$—	$—

Short-Term Corporate Bond
Barclays Bank PLC	$22,178,994	$22,178,994		$—	$—
Barclays Capital Inc.	6,513,797	6,513,797		—	—
BMO Capital Markets	1,154,449	1,154,449		—	—
BNP Paribas Prime Brokerage International Ltd.	8,071,490	8,071,490		—	—
BofA Securities, Inc.	67,335,710	67,335,710		—	—
Citadel Clearing LLC	2,216,796	2,216,796		—	—
Citigroup Global Markets Inc.	5,466,783	5,466,783		—	—
Credit Suisse Securities (USA) LLC	50,961,035	50,961,035		—	—
Deutsche Bank Securities Inc.	2,638,077	2,638,077		—	—
Goldman Sachs & Co.	75,296,396	75,296,396		—	—
HSBC Securities (USA) Inc.	20,491,139	20,491,139		—	—
JPMorgan Securities LLC	163,748,064	163,748,064		—	—
Mizuho Securities USA Inc.	165,016	165,016		—	—
Morgan Stanley & Co. LLC	40,178,997	40,178,997		—	—
MUFG Securities Americas Inc.	13,550,045	13,550,045		—	—
Nomura Securities International Inc.	2,853,478	2,853,478		—	—
Pershing LLC	8,991,440	8,991,440		—	—
RBC Capital Markets LLC	25,817,045	25,817,045		—	—
Scotia Capital (USA) Inc.	481,329	481,329		—	—
TD Prime Services LLC	1,119,563	1,119,563		—	—
Wells Fargo Securities LLC	96,444,299	96,444,299		—	—

	$615,673,942	$615,673,942		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Short-Term Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Broad USD Investment Grade Corporate Bond	$284,932
Short-Term Corporate Bond	571,375

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Broad USD Investment Grade Corporate Bond	$164,350	$26,654,547	$(6,566,556)
Short-Term Corporate Bond	728,634,927	124,400,753	(7,991,888)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$447,580,273	$395,964,881
Short-Term Corporate Bond	2,970,740,633	2,975,289,148

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$1,634,571,311	$725,400,076
Short-Term Corporate Bond	6,863,129,138	1,605,411,901

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 29, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Broad USD Investment Grade Corporate Bond	$3,542,489
Short-Term Corporate Bond	86,706,992

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$5,201,792,071	$338,086,818	$(6,428,799)	$331,658,019
Short-Term Corporate Bond	20,038,148,754	663,875,553	(4,386,704)	659,488,849

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/20		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

Broad USD Investment Grade Corporate Bond
Shares sold	28,950,000	$1,701,645,359	56,300,000	$3,221,468,890
Shares redeemed	(13,150,000)	(757,171,702)	(34,900,000)	(2,008,954,558)

Net increase	15,800,000	$944,473,657	21,400,000	$1,212,514,332

Short-Term Corporate Bond
Shares sold	132,600,000	$7,147,109,031	86,950,000	$4,631,199,318
Shares redeemed	(32,250,000)	(1,682,518,693)	(21,400,000)	(1,138,847,673)

Net increase	100,350,000	$5,464,590,338	65,550,000	$3,492,351,645

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

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Notes to Financial Statements (unaudited) (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Name Change: Effective September 30, 2020, iShares Short-Term Corporate Bond ETF changed its name to iShares 1-5 Year Investment Grade Corporate Bond ETF.

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Board Review and Approval of Investment Advisory Contract

iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Short-Term Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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Board Review and Approval of Investment Advisory Contract (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	128

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Broad USD Investment Grade Corporate Bond(a)	$0.896016	$—	$0.004480	$0.900496	100%	—%	0	%(b)	100%
Short-Term Corporate Bond(a)	0.675213	—	0.000898	0.676111	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	130

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	132

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-212-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Intermediate-Term Corporate Bond ETF | IGIB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.63%	21.94%
U.S. small cap equities (Russell 2000® Index)	6.57	6.02
International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13
Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF

Investment Objective

The iShares Intermediate-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”) (formerly the ICE BofAML 5-10 Year US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.73%	8.12%	5.49%	4.39%	8.12%	30.63%	53.62%
Fund Market	3.89	8.24	5.52	4.33	8.24	30.81	52.85
Index(a)	3.91	8.34	5.65	4.59	8.34	31.65	56.65

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Intermediate Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA 5-10 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,037.30	$0.31		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.6%
Aa	5.7
A	38.0
Baa	52.5
Ba	1.6
Not Rated	1.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	0.1%
5-10 Years	94.7
10-15 Years	4.2
More than 20 Years	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 4.65%, 10/01/28 (Call 07/01/28)(a)	$3,334	$3,933,898
4.75%, 03/30/30 (Call 12/30/29)	2,204	2,651,946
Omnicom Group Inc. 2.45%, 04/30/30 (Call 01/30/30)	2,880	2,978,761
4.20%, 06/01/30 (Call 03/01/30)	513	597,328
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	7,940	8,947,685

		19,109,618

Aerospace & Defense — 1.7%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	465	491,096
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	6,265	7,080,071
BAE Systems PLC, 3.40%, 04/15/30 (Call 01/15/30)(b)	7,490	8,411,167
Boeing Co. (The) 2.25%, 06/15/26 (Call 03/15/26)(a)	3,343	3,278,650
2.60%, 10/30/25 (Call 07/30/25)	2,324	2,315,863
2.70%, 02/01/27 (Call 12/01/26)(a)	5,531	5,371,073
2.80%, 03/01/27 (Call 12/01/26)	2,475	2,408,033
2.95%, 02/01/30 (Call 11/01/29)	2,500	2,445,533
3.10%, 05/01/26 (Call 03/01/26)(a)	4,037	4,043,247
3.20%, 03/01/29 (Call 12/01/28)	5,241	5,200,816
3.25%, 03/01/28 (Call 12/01/27)	2,925	2,904,203
3.45%, 11/01/28 (Call 08/01/28)	3,804	3,813,562
5.04%, 05/01/27 (Call 03/01/27)	10,075	11,094,323
5.15%, 05/01/30 (Call 02/01/30)	15,391	17,248,361
General Dynamics Corp. 2.13%, 08/15/26 (Call 05/15/26)	2,402	2,585,811
2.63%, 11/15/27 (Call 08/15/27)	3,728	4,088,613
3.50%, 04/01/27 (Call 02/01/27)	1,105	1,265,516
3.63%, 04/01/30 (Call 01/01/30)	6,544	7,771,107
3.75%, 05/15/28 (Call 02/15/28)(a)	3,856	4,537,232
Hexcel Corp. 3.95%, 02/15/27 (Call 11/15/26)(a)	2,047	2,200,438
4.70%, 08/15/25 (Call 05/15/25)	1,020	1,133,494
L3Harris Technologies Inc. 2.90%, 12/15/29 (Call 09/15/29)(a)	512	566,290
3.85%, 12/15/26 (Call 09/15/26)	2,842	3,276,164
4.40%, 06/15/28 (Call 03/15/28)	11,214	13,387,355
Litton Industries Inc., 7.75%, 03/15/26	50	66,056
Lockheed Martin Corp. 1.85%, 06/15/30 (Call 03/15/30)	810	840,527
3.55%, 01/15/26 (Call 10/15/25)(a)	10,753	12,303,347
Northrop Grumman Corp. 3.20%, 02/01/27 (Call 11/01/26)(a)	8,004	9,037,156
3.25%, 01/15/28 (Call 10/15/27)	8,361	9,464,323
4.40%, 05/01/30 (Call 02/01/30)	2,325	2,876,865
Northrop Grumman Systems Corp., 7.88%, 03/01/26(a)	600	795,303
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)	1,698	1,795,036
3.13%, 05/04/27 (Call 02/04/27)	8,641	9,573,873
3.50%, 03/15/27 (Call 12/15/26)(b)	7,181	8,147,956
4.13%, 11/16/28 (Call 08/16/28)(a)	12,850	15,316,236
6.70%, 08/01/28	2,474	3,379,013
7.20%, 08/15/27(b)	100	136,741
7.50%, 09/15/29	466	682,373

		191,332,823

Security	Par (000)	Value

Agriculture — 1.1%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)(a)	$4,430	$4,788,146
3.40%, 05/06/30 (Call 02/06/30)	4,842	5,338,192
4.40%, 02/14/26 (Call 12/14/25)	6,082	7,049,338
4.80%, 02/14/29 (Call 11/14/28)	14,265	17,055,165
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	5,530	6,022,477
3.25%, 03/27/30 (Call 12/27/29)	4,487	5,159,991
BAT Capital Corp. 3.22%, 09/06/26 (Call 07/06/26)(a)	4,054	4,398,526
3.46%, 09/06/29 (Call 06/06/29)	4,739	5,152,584
3.56%, 08/15/27 (Call 05/15/27)	16,010	17,535,673
4.70%, 04/02/27 (Call 02/02/27)	5,948	6,895,731
4.91%, 04/02/30 (Call 01/02/30)	3,344	3,981,252
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)(a)	2,669	2,864,277
3.75%, 09/25/27 (Call 06/25/27)	3,130	3,400,952
Cargill Inc. 2.13%, 04/23/30 (Call 01/23/30)(b)	5,805	6,076,706
3.25%, 05/23/29 (Call 02/23/29)(b)	1,630	1,843,694
Imperial Brands Finance PLC 3.50%, 07/26/26 (Call 05/26/26)(a)(b)	5,050	5,500,563
3.88%, 07/26/29 (Call 04/26/29)(a)(b)	2,920	3,189,294
Philip Morris International Inc. 2.10%, 05/01/30 (Call 02/01/30)	1,607	1,667,659
2.75%, 02/25/26 (Call 11/25/25)(a)	2,902	3,192,604
3.13%, 08/17/27 (Call 05/17/27)(a)	3,237	3,630,344
3.13%, 03/02/28 (Call 12/02/27)	2,524	2,827,615
3.38%, 08/15/29 (Call 05/15/29)	3,461	3,946,509

		121,517,292

Airlines — 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	200	208,000
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)	2,723	2,554,252
3.00%, 11/15/26 (Call 08/15/26)	1,467	1,479,810
3.45%, 11/16/27 (Call 08/16/27)	765	764,110
5.13%, 06/15/27 (Call 04/15/27)	2,130	2,324,800

		7,330,972

Apparel — 0.3%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)	2,831	3,083,880
2.75%, 03/27/27 (Call 01/27/27)	5,384	5,979,492
2.85%, 03/27/30 (Call 12/27/29)	6,893	7,702,103
Ralph Lauren Corp. 2.95%, 06/15/30 (Call 03/15/30)	4,904	5,076,808
3.75%, 09/15/25 (Call 07/15/25)(a)	1,926	2,164,226
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	3,764	3,677,213
VF Corp. 2.80%, 04/23/27 (Call 02/23/27)	2,894	3,129,316
2.95%, 04/23/30 (Call 01/23/30)	4,534	4,927,612

		35,740,650

Auto Manufacturers — 1.4%
American Honda Finance Corp. 2.30%, 09/09/26(a)	3,361	3,593,398
2.35%, 01/08/27	3,124	3,340,918
3.50%, 02/15/28(a)	3,283	3,792,356
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	1,300	1,399,247

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC 2.80%, 04/11/26 (Call 01/11/26)(a)(b)	$5,986	$6,497,580
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,800	3,181,965
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,705	3,068,152
3.95%, 08/14/28 (Call 05/14/28)(b)	2,895	3,326,102
4.15%, 04/09/30 (Call 01/09/30)(b)	7,690	9,112,634
Daimler Finance North America LLC 2.63%, 03/10/30(b)	1,490	1,518,651
3.10%, 08/15/29(a)(b)	3,570	3,796,816
3.45%, 01/06/27(a)(b)	3,594	3,881,092
3.75%, 02/22/28(b)	4,885	5,395,653
4.30%, 02/22/29(a)(b)	1,676	1,937,116
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	3,319	3,532,681
5.00%, 10/01/28 (Call 07/01/28)(a)	3,584	3,987,904
6.13%, 10/01/25 (Call 09/01/25)	1,329	1,559,865
6.80%, 10/01/27 (Call 08/01/27)	3,990	4,878,464
General Motors Financial Co. Inc. 2.70%, 08/20/27 (Call 06/20/27)	25	25,045
3.60%, 06/21/30 (Call 03/21/30)	4,838	5,061,434
3.85%, 01/05/28 (Call 10/05/27)	3,126	3,290,732
4.00%, 10/06/26 (Call 07/06/26)	4,399	4,742,498
4.35%, 01/17/27 (Call 10/17/26)	6,996	7,582,930
5.25%, 03/01/26 (Call 12/01/25)	5,725	6,510,351
5.65%, 01/17/29 (Call 10/17/28)	1,998	2,341,150
Hyundai Capital America 2.75%, 09/27/26(a)(b)	1,193	1,239,963
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	3,083	3,226,768
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	3,927	4,246,734
6.38%, 04/08/30 (Call 01/08/30)(b)	2,560	3,304,963
Hyundai Capital Services Inc., 3.63%, 08/29/27(b)	200	217,605
Kia Motors Corp. 3.25%, 04/21/26(b)	1,285	1,387,095
3.50%, 10/25/27(b)	1,950	2,118,784
Toyota Motor Corp. 2.76%, 07/02/29(a)	1,742	1,954,507
3.67%, 07/20/28(a)	3,313	3,918,060
Toyota Motor Credit Corp. 2.15%, 02/13/30	4,358	4,624,759
3.05%, 01/11/28(a)	1,805	2,035,089
3.20%, 01/11/27	4,374	4,920,338
3.38%, 04/01/30	5,863	6,848,516
3.65%, 01/08/29	2,401	2,844,174
Volkswagen Group of America Finance LLC 3.20%, 09/26/26 (Call 07/26/26)(b)	5,145	5,673,607
3.75%, 05/13/30(b)	2,220	2,551,435
4.63%, 11/13/25(a)(b)	699	817,985
4.75%, 11/13/28(b)	7,459	9,028,224

		158,313,340

Auto Parts & Equipment — 0.2%
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	3,204	3,706,069
4.35%, 03/15/29 (Call 12/15/28)	1,787	1,997,970
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	5,702	6,041,147
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	154	157,287
3.80%, 09/15/27 (Call 06/15/27)	3,559	3,803,224
4.25%, 05/15/29 (Call 02/15/29)	2,086	2,230,769
Magna International Inc. 2.45%, 06/15/30 (Call 03/15/30)	3,050	3,233,505

Security	Par (000)	Value

Auto Parts & Equipment (continued)
4.15%, 10/01/25 (Call 07/01/25)	$3,212	$3,662,722
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(a)(b)	450	500,426

		25,333,119

Banks — 22.1%
ABN AMRO Bank NV, 4.80%, 04/18/26(a)(b)	4,005	4,580,679
ANZ New Zealand Int’l Ltd./London 2.55%, 02/13/30(b)	4,245	4,643,356
3.45%, 07/17/27(b)	3,155	3,589,319
3.45%, 01/21/28(a)(b)	1,610	1,838,416
Australia & New Zealand Banking Group Ltd. 2.95%, 07/22/30 (Call 07/22/25)(b)(c)	4,878	5,081,026
4.40%, 05/19/26(b)	7,150	8,087,079
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,789	2,063,462
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	235	246,226
Banco de Credito del Peru, 3.13%, 07/01/30 (Call 07/01/25)(b)(c)	1,000	1,006,250
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(b)	350	379,950
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	1,000	1,103,320
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	2,960	3,109,302
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(a)(b)(c)	4,750	5,004,125
Banco Santander SA 3.31%, 06/27/29	5,882	6,431,568
3.49%, 05/28/30	4,105	4,504,404
3.80%, 02/23/28	4,017	4,412,764
4.25%, 04/11/27	6,728	7,606,180
4.38%, 04/12/28(a)	3,932	4,505,632
5.18%, 11/19/25(a)	7,167	8,181,684
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(b)	1,000	1,153,551
Bank of America Corp. 1.90%, 07/23/31 (Call 07/23/30)(c)	445	447,463
2.50%, 02/13/31 (Call 02/13/30)(c)	20,132	21,218,557
2.59%, 04/29/31 (Call 04/29/30)(c)	5,915	6,304,539
2.88%, 10/22/30 (Call 10/22/29)(c)	10,088	10,978,660
3.19%, 07/23/30 (Call 07/23/29)(c)	13,387	14,878,108
3.25%, 10/21/27 (Call 10/21/26)(a)	12,041	13,407,495
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	26,174	29,273,822
3.50%, 04/19/26(a)	12,391	14,058,357
3.56%, 04/23/27 (Call 04/23/26)(c)	14,286	16,064,709
3.59%, 07/21/28 (Call 07/21/27)(c)	11,490	12,966,638
3.71%, 04/24/28 (Call 04/24/27)(c)	12,374	14,036,363
3.82%, 01/20/28 (Call 01/20/27)(c)	12,534	14,265,736
3.97%, 03/05/29 (Call 03/05/28)(c)	11,836	13,636,767
3.97%, 02/07/30 (Call 02/07/29)(c)	13,333	15,579,689
4.25%, 10/22/26	9,585	11,103,015
4.27%, 07/23/29 (Call 07/23/28)(c)	14,338	16,958,182
4.45%, 03/03/26	9,924	11,503,235
6.22%, 09/15/26(a)	429	527,700
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	9,834	11,342,230
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)(c)	5,887	6,524,680
Bank of New York Mellon Corp. (The) 2.45%, 08/17/26 (Call 05/17/26)	4,790	5,245,569
2.80%, 05/04/26 (Call 02/04/26)(a)	3,248	3,626,023
3.00%, 10/30/28 (Call 07/30/28)(a)	1,505	1,686,368
3.25%, 05/16/27 (Call 02/16/27)	329	373,065
3.30%, 08/23/29 (Call 05/23/29)	5,229	6,045,214

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 01/29/28 (Call 10/29/27)	$2,764	$3,214,249
3.44%, 02/07/28 (Call 02/07/27)(a)(c)	5,114	5,916,131
3.85%, 04/28/28(a)	4,509	5,466,906
3.95%, 11/18/25 (Call 10/18/25)	2,285	2,665,355
Bank of Nova Scotia (The) 2.70%, 08/03/26	7,927	8,773,886
4.50%, 12/16/25	6,251	7,266,887
BankUnited Inc. 4.88%, 11/17/25 (Call 08/17/25)(a)	541	610,043
5.13%, 06/11/30 (Call 03/11/30)	4,328	4,667,165
Barclays PLC 2.65%, 06/24/31 (Call 06/24/30)(c)	3,955	4,019,571
4.34%, 01/10/28 (Call 01/10/27)	9,379	10,583,286
4.38%, 01/12/26(a)	9,824	11,170,772
4.84%, 05/09/28 (Call 05/07/27)(a)	8,403	9,378,720
4.97%, 05/16/29 (Call 05/16/28)(c)	10,678	12,712,644
5.09%, 06/20/30 (Call 06/20/29)(a)(c)	8,177	9,504,830
5.20%, 05/12/26	6,419	7,297,183
BNP Paribas SA 2.59%, 08/12/35 (Call 08/12/30)(b)(c)	5,100	5,064,578
3.50%, 11/16/27(a)(b)	6,019	6,709,838
4.38%, 09/28/25(b)	1,735	1,944,210
4.38%, 05/12/26(a)(b)	7,477	8,480,472
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)	5,385	6,086,152
4.40%, 08/14/28(b)	9,878	11,679,519
4.63%, 03/13/27(a)(b)	8,450	9,666,238
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	4,665	5,795,502
BPCE SA 2.70%, 10/01/29(a)(b)	4,835	5,203,160
3.25%, 01/11/28(b)	4,415	4,868,711
3.38%, 12/02/26(a)	2,461	2,764,161
3.50%, 10/23/27(b)	5,900	6,507,755
4.63%, 09/12/28(a)(b)	2,830	3,360,268
4.88%, 04/01/26(a)(b)	2,670	3,066,592
Citigroup Inc. 2.57%, 06/03/31 (Call 06/03/30)(c)	16,293	17,245,191
2.67%, 01/29/31 (Call 01/29/30)(a)(c)	11,502	12,251,819
2.98%, 11/05/30 (Call 11/05/29)(c)	12,102	13,155,803
3.20%, 10/21/26 (Call 07/21/26)	12,205	13,600,638
3.40%, 05/01/26	7,495	8,409,274
3.52%, 10/27/28 (Call 10/27/27)(c)	10,952	12,245,272
3.67%, 07/24/28 (Call 07/24/27)(c)	12,133	13,712,078
3.70%, 01/12/26(a)	9,822	11,123,094
3.89%, 01/10/28 (Call 01/10/27)(c)	13,984	15,950,756
3.98%, 03/20/30 (Call 03/20/29)(c)	11,568	13,431,028
4.08%, 04/23/29 (Call 04/23/28)(c)	9,747	11,346,743
4.13%, 07/25/28(a)	9,709	11,160,476
4.30%, 11/20/26(a)	5,061	5,837,326
4.41%, 03/31/31 (Call 03/31/30)(c)	11,909	14,491,920
4.45%, 09/29/27	18,647	21,677,785
4.60%, 03/09/26	8,380	9,740,359
5.50%, 09/13/25	5,861	6,986,247
6.63%, 01/15/28	150	196,912
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	2,888	3,320,753
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 11/06/29)	2,021	2,140,779
2.85%, 07/27/26 (Call 04/27/26)	212	234,026
3.25%, 04/30/30 (Call 01/30/30)	3,430	3,812,791
4.30%, 12/03/25 (Call 11/03/25)(a)	1,704	1,959,940

Security	Par (000)	Value

Banks (continued)
Comerica Inc. 3.80%, 07/22/26(a)	$50	$55,252
4.00%, 02/01/29 (Call 11/03/28)(a)	2,481	2,864,415
Commonwealth Bank of Australia 2.63%, 09/06/26(a)(b)	3,260	3,575,796
2.85%, 05/18/26(a)(b)	4,820	5,319,786
3.15%, 09/19/27(a)(b)	730	824,904
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	6,356	6,979,015
3.90%, 03/16/28(a)(b)	6,610	7,846,039
4.50%, 12/09/25(b)	1,600	1,813,593
Cooperatieve Rabobank UA 1.34%, 06/24/26 (Call 06/24/25)(b)(c)	2,300	2,336,485
3.75%, 07/21/26(a)	6,179	6,968,584
Credit Agricole SA 3.25%, 01/14/30(a)(b)	4,823	5,229,397
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	7,495	8,322,245
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	4,940	5,693,466
Credit Suisse Group AG 3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)	9,103	10,236,619
4.19%, 04/01/31 (Call 04/01/30)(a)(b)(c)	16,090	18,763,502
4.28%, 01/09/28 (Call 01/09/27)(b)	11,060	12,596,195
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	7,265	8,523,285
Danske Bank A/S, 4.38%, 06/12/28(b)	2,242	2,563,799
Deutsche Bank AG, 4.10%, 01/13/26	1,903	2,047,570
Deutsche Bank AG/New York NY, 4.10%, 01/13/26(a)	2,175	2,317,265
Discover Bank 2.70%, 02/06/30 (Call 11/06/29)	2,976	3,104,939
3.45%, 07/27/26 (Call 04/27/26)(a)	1,073	1,177,166
4.25%, 03/13/26(a)	625	709,574
4.65%, 09/13/28 (Call 06/13/28)	3,476	4,074,432
Fifth Third Bancorp. 2.55%, 05/05/27 (Call 04/05/27)	2,613	2,830,600
3.95%, 03/14/28 (Call 02/14/28)(a)	2,610	3,078,134
Fifth Third Bank NA 2.25%, 02/01/27 (Call 01/01/27)	1,065	1,140,036
3.85%, 03/15/26 (Call 02/15/26)(a)	5,402	6,195,689
3.95%, 07/28/25 (Call 06/28/25)	772	888,595
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,050	1,188,559
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(c)	2,789	2,925,661
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	8,419	8,979,413
3.50%, 11/16/26 (Call 11/16/25)	13,699	15,283,362
3.69%, 06/05/28 (Call 06/05/27)(c)	12,362	14,021,738
3.75%, 02/25/26 (Call 11/25/25)(a)	8,912	10,097,139
3.80%, 03/15/30 (Call 12/15/29)(a)	11,883	13,845,936
3.81%, 04/23/29 (Call 04/23/28)(c)	12,620	14,472,970
3.85%, 01/26/27 (Call 01/26/26)	12,890	14,689,204
4.22%, 05/01/29 (Call 05/01/28)(c)	13,499	15,874,427
4.25%, 10/21/25	9,551	10,884,517
5.95%, 01/15/27	2,484	3,075,477
HSBC Holdings PLC 2.36%, 08/18/31 (Call 08/18/30)(c)	5,300	5,368,317
2.85%, 06/04/31 (Call 06/04/30)(c)	9,280	9,734,153
3.90%, 05/25/26(a)	14,428	16,295,196
3.97%, 05/22/30 (Call 05/22/29)(c)	12,619	14,317,995
4.04%, 03/13/28 (Call 03/13/27)(c)	12,533	14,098,998
4.29%, 09/12/26 (Call 09/12/25)(c)	4,726	5,322,993
4.30%, 03/08/26(a)	19,249	22,115,056
4.38%, 11/23/26	7,516	8,503,561

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28)(c)	$13,639	$15,935,771
4.95%, 03/31/30	13,500	16,629,011
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	7,058	7,410,074
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	2,790	2,923,508
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	8,465	9,644,806
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,969	2,188,622
ING Groep NV 3.95%, 03/29/27	7,039	8,148,068
4.05%, 04/09/29	6,017	7,141,624
4.55%, 10/02/28(a)	4,258	5,189,905
4.63%, 01/06/26(a)(b)	6,077	7,192,677
Intesa Sanpaolo SpA 3.88%, 07/14/27(b)	2,975	3,145,796
3.88%, 01/12/28(b)	1,570	1,661,800
JPMorgan Chase & Co. 2.18%, 06/01/28 (Call 06/01/27)(c)	4,919	5,148,311
2.52%, 04/22/31 (Call 04/22/30)(c)	16,314	17,488,485
2.74%, 10/15/30 (Call 10/15/29)(c)	18,616	20,206,134
2.95%, 10/01/26 (Call 07/01/26)(a)	12,063	13,367,395
2.96%, 05/13/31 (Call 05/13/30)(c)	13,615	14,643,933
3.20%, 06/15/26 (Call 03/15/26)	8,691	9,727,084
3.30%, 04/01/26 (Call 01/01/26)	10,557	11,853,708
3.51%, 01/23/29 (Call 01/23/28)(c)	10,797	12,194,045
3.54%, 05/01/28 (Call 05/01/27)(c)	9,662	10,910,186
3.63%, 12/01/27 (Call 12/01/26)	7,066	7,953,730
3.70%, 05/06/30 (Call 05/06/29)(c)	11,528	13,315,522
3.78%, 02/01/28 (Call 02/01/27)(c)	11,235	12,884,503
3.90%, 07/15/25 (Call 04/15/25)(a)	1,761	2,002,499
3.96%, 01/29/27 (Call 01/29/26)(c)	7,443	8,551,367
4.01%, 04/23/29 (Call 04/23/28)(c)	11,690	13,618,412
4.13%, 12/15/26	7,404	8,653,856
4.20%, 07/23/29 (Call 07/23/28)(c)	11,799	13,942,805
4.25%, 10/01/27	6,885	8,049,023
4.45%, 12/05/29 (Call 12/05/28)(c)	10,651	12,860,505
4.49%, 03/24/31 (Call 03/24/30)(c)	9,089	11,193,132
7.63%, 10/15/26	1,985	2,663,858
8.00%, 04/29/27	2,971	4,111,794
KeyBank N.A./Cleveland OH 3.40%, 05/20/26	3,373	3,787,291
3.90%, 04/13/29	2,675	3,066,168
6.95%, 02/01/28(a)	396	513,460
KeyCorp 2.25%, 04/06/27	3,995	4,228,429
4.15%, 10/29/25	2,636	3,045,715
KeyCorp. 2.55%, 10/01/29(a)	4,277	4,567,731
4.10%, 04/30/28	4,270	5,015,824
Lloyds Banking Group PLC 3.57%, 11/07/28 (Call 11/07/27)(a)(c)	8,694	9,682,194
3.75%, 01/11/27(a)	7,371	8,295,670
4.38%, 03/22/28	6,859	8,120,539
4.55%, 08/16/28	4,510	5,395,406
4.58%, 12/10/25	7,223	8,131,174
4.65%, 03/24/26(a)	7,874	8,939,832
Macquarie Bank Ltd. 3.62%, 06/03/30(b)	4,348	4,631,615
3.90%, 01/15/26(b)	1,330	1,524,419

Security	Par (000)	Value

Banks (continued)
Macquarie Group Ltd. 3.76%, 11/28/28 (Call 11/28/27)(b)(c)	$3,559	$3,901,411
4.65%, 03/27/29 (Call 03/27/28)(b)(c)	2,840	3,298,942
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	4,083	4,886,575
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	1,520	1,694,708
Mitsubishi UFJ Financial Group Inc. 2.05%, 07/17/30(a)	405	412,100
2.56%, 02/25/30	6,707	7,137,756
2.76%, 09/13/26	6,082	6,628,372
3.20%, 07/18/29(a)	9,539	10,588,317
3.29%, 07/25/27	3,961	4,439,687
3.68%, 02/22/27(a)	5,262	5,994,136
3.74%, 03/07/29	4,852	5,600,597
3.85%, 03/01/26	11,609	13,402,890
3.96%, 03/02/28	7,641	8,906,369
4.05%, 09/11/28	2,524	2,978,153
Mizuho Financial Group Inc. 2.20%, 07/10/31 (Call 07/10/30)(c)	4,155	4,243,876
2.59%, 05/25/31 (Call 05/25/30)(a)(c)	5,235	5,533,268
2.84%, 09/13/26	728	797,996
2.87%, 09/13/30 (Call 09/13/29)(c)	5,054	5,454,556
3.15%, 07/16/30 (Call 07/16/29)(c)	770	846,670
3.17%, 09/11/27	5,936	6,591,306
3.48%, 04/12/26(a)(b)	5,955	6,667,099
3.66%, 02/28/27	2,815	3,172,444
4.02%, 03/05/28(a)	5,808	6,726,210
4.25%, 09/11/29 (Call 09/11/28)(c)	2,806	3,308,062
Morgan Stanley 2.70%, 01/22/31 (Call 01/22/30)(c)	13,714	14,798,603
3.13%, 07/27/26(a)	13,472	15,029,091
3.59%, 07/22/28 (Call 07/22/27)(c)	12,093	13,693,429
3.62%, 04/01/31 (Call 04/01/30)(c)	13,945	16,200,883
3.63%, 01/20/27	12,375	14,137,225
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	14,201	16,328,167
3.88%, 01/27/26	14,430	16,554,010
3.95%, 04/23/27	11,502	13,072,334
4.35%, 09/08/26(a)	10,572	12,330,742
4.43%, 01/23/30 (Call 01/23/29)(c)	13,188	15,930,379
5.00%, 11/24/25	8,399	9,884,230
6.25%, 08/09/26	3,522	4,539,607
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	303	326,789
National Australia Bank Ltd. 2.33%, 08/21/30(a)(b)	4,500	4,487,414
3.50%, 01/10/27(a)(b)	4,045	4,628,873
3.93%, 08/02/34 (Call 08/02/29)(b)(c)	6,736	7,497,715
National Australia Bank Ltd./New York 2.50%, 07/12/26	6,763	7,381,737
3.38%, 01/14/26	4,130	4,678,665
Natwest Group PLC 3.07%, 05/22/28 (Call 05/22/27)(c)	5,120	5,483,028
4.45%, 05/08/30 (Call 05/08/29)(c)	5,227	6,148,102
4.80%, 04/05/26(a)	7,517	8,858,845
4.89%, 05/18/29 (Call 05/18/28)(c)	9,545	11,369,624
5.08%, 01/27/30 (Call 01/27/29)(c)	7,187	8,759,298
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(c)(d)	3,000	2,955,120
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	2,581	2,948,226
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)	2,207	2,308,393

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.15%, 05/03/29 (Call 02/03/29)	$3,143	$3,603,950
3.38%, 05/08/32 (Call 05/08/27)(c)	539	583,574
3.65%, 08/03/28 (Call 05/03/28)(a)	2,770	3,255,871
3.95%, 10/30/25	6,094	7,068,436
PNC Bank N.A. 2.70%, 10/22/29	3,599	3,901,884
3.10%, 10/25/27 (Call 09/25/27)	1,605	1,827,475
3.25%, 01/22/28 (Call 12/23/27)(a)	6,351	7,252,458
4.05%, 07/26/28	8,316	9,839,089
4.20%, 11/01/25 (Call 10/02/25)	1,692	1,973,833
PNC Financial Services Group Inc. (The) 2.55%, 01/22/30 (Call 10/24/29)	11,934	12,984,807
2.60%, 07/23/26 (Call 05/23/26)(a)	5,543	6,087,220
3.15%, 05/19/27 (Call 04/19/27)(a)	67	75,471
3.45%, 04/23/29 (Call 01/23/29)(a)	6,313	7,324,532
Royal Bank of Canada, 4.65%, 01/27/26(a)	5,765	6,829,200
Santander Holdings USA Inc. 3.24%, 10/05/26 (Call 08/05/26)	6,170	6,564,471
4.40%, 07/13/27 (Call 04/14/27)	5,653	6,310,812
Santander UK Group Holdings PLC 1.53%, 08/21/26 (Call 08/21/25)(c)	5,000	5,005,522
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	5,389	6,011,447
4.75%, 09/15/25(b)	4,103	4,542,158
Santander UK PLC, 7.95%, 10/26/29	175	228,895
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(b)	3,655	4,078,917
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(b)	200	200,385
Societe Generale SA 3.00%, 01/22/30(a)(b)	10,057	10,579,302
3.65%, 07/08/35 (Call 07/08/30)(b)(c)	2,200	2,266,593
4.00%, 01/12/27(b)	5,525	6,149,240
4.25%, 08/19/26(a)(b)	2,218	2,410,877
4.75%, 11/24/25(a)(b)	1,073	1,183,645
4.75%, 09/14/28(a)(b)	2,640	3,145,057
Standard Chartered PLC 4.05%, 04/12/26(a)(b)	8,560	9,464,057
4.30%, 02/19/27(a)(b)	1,622	1,748,168
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	4,925	5,565,900
4.64%, 04/01/31 (Call 04/01/30)(b)(c)	8,154	9,557,464
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(c)	3,850	4,224,174
State Street Corp. 2.40%, 01/24/30	6,450	7,008,958
2.65%, 05/19/26(a)	4,925	5,450,870
3.03%, 11/01/34 (Call 11/01/29)(c)	571	627,068
3.15%, 03/30/31 (Call 03/30/30)(b)(c)	845	965,517
4.14%, 12/03/29 (Call 12/03/28)(a)(c)	1,755	2,137,056
Sumitomo Mitsui Financial Group Inc. 2.13%, 07/08/30	2,020	2,070,910
2.63%, 07/14/26	10,000	10,868,407
2.72%, 09/27/29(a)	2,902	3,107,585
2.75%, 01/15/30(a)	8,055	8,692,858
3.01%, 10/19/26	6,144	6,809,622
3.04%, 07/16/29	12,170	13,346,177
3.20%, 09/17/29	2,055	2,232,655
3.35%, 10/18/27(a)	2,860	3,169,161
3.36%, 07/12/27(a)	9,133	10,208,910
3.45%, 01/11/27	6,049	6,782,173
3.54%, 01/17/28	4,027	4,559,204
3.78%, 03/09/26	4,340	4,973,130
3.94%, 07/19/28(a)	3,602	4,199,833
4.31%, 10/16/28(a)	3,229	3,852,660

Security	Par (000)	Value

Banks (continued)
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	$590	$656,218
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(c)	4,683	5,330,243
Truist Bank 2.25%, 03/11/30 (Call 12/11/29)	6,873	7,144,416
3.30%, 05/15/26 (Call 04/15/26)	3,461	3,904,312
3.63%, 09/16/25 (Call 08/16/25)	4,307	4,885,986
3.80%, 10/30/26 (Call 09/30/26)	2,635	3,069,930
4.05%, 11/03/25 (Call 09/03/25)	1,905	2,217,893
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	2,320	2,314,741
1.95%, 06/05/30 (Call 03/05/30)	2,823	2,914,461
3.88%, 03/19/29 (Call 02/16/29)	2,755	3,196,544
U.S. Bancorp. 1.38%, 07/22/30 (Call 04/22/30)	379	375,861
3.00%, 07/30/29 (Call 04/30/29)(a)	5,955	6,598,328
3.10%, 04/27/26 (Call 03/27/26)(a)	3,573	4,004,289
3.90%, 04/26/28 (Call 03/24/28)	3,837	4,616,445
3.95%, 11/17/25 (Call 10/17/25)(a)	966	1,122,777
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	4,217	4,620,170
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,493	5,089,709
UBS Group AG 1.36%, 01/30/27 (Call 01/30/26)(b)(c)	4,550	4,593,421
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(c)	7,808	8,677,733
4.13%, 09/24/25(a)(b)	10,152	11,649,045
4.13%, 04/15/26(a)(b)	8,966	10,406,022
4.25%, 03/23/28 (Call 03/23/27)(b)	8,312	9,659,690
UniCredit SpA, 4.63%, 04/12/27(b)	50	56,455
Wachovia Corp. 6.61%, 10/01/25	450	546,556
7.57%, 08/01/26(a)(e)	1,155	1,499,822
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,616	1,765,240
Wells Fargo & Co. 2.39%, 06/02/28 (Call 06/02/27)(c)	13,177	13,766,809
2.57%, 02/11/31 (Call 02/11/30)(a)(c)	12,472	13,165,693
2.88%, 10/30/30 (Call 10/30/29)(c)	16,801	18,083,668
3.00%, 04/22/26(a)	17,132	18,776,327
3.00%, 10/23/26	16,674	18,364,503
3.20%, 06/17/27 (Call 06/17/26)(c)	12,450	13,619,964
3.55%, 09/29/25	11,457	12,829,757
3.58%, 05/22/28 (Call 05/22/27)(c)	15,827	17,763,131
4.10%, 06/03/26	11,881	13,436,483
4.15%, 01/24/29 (Call 10/24/28)	12,118	14,304,242
4.30%, 07/22/27	11,808	13,611,487
4.48%, 04/04/31 (Call 04/04/30)(c)	13,023	15,880,430
Westpac Banking Corp. 2.65%, 01/16/30(a)	3,360	3,728,654
2.70%, 08/19/26	103	114,051
2.85%, 05/13/26	6,144	6,825,192
3.35%, 03/08/27(a)	4,091	4,700,695
3.40%, 01/25/28(a)	4,596	5,321,491
4.11%, 07/24/34 (Call 07/24/29)(c)	10,870	12,284,779
4.32%, 11/23/31 (Call 11/23/26)(a)(c)	3,334	3,803,245
Wintrust Financial Corp., 4.85%, 06/06/29	638	692,725
Woori Bank, 5.13%, 08/06/28(b)	1,000	1,177,442
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,065	3,054,701

		2,481,396,179

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 2.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	$19,053	$21,571,322
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	7,709	8,698,516
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)(a)	7,191	8,229,648
4.00%, 04/13/28 (Call 01/13/28)(a)	13,766	15,956,731
4.75%, 01/23/29 (Call 10/23/28)	17,719	21,612,332
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(b)	4,181	4,873,449
Coca-Cola Co. (The) 1.45%, 06/01/27	3,007	3,111,532
1.65%, 06/01/30	3,397	3,521,396
2.13%, 09/06/29	5,736	6,156,208
2.25%, 09/01/26(a)	4,510	4,906,494
2.55%, 06/01/26	2,937	3,236,109
2.88%, 10/27/25	660	731,351
2.90%, 05/25/27	2,248	2,530,465
3.38%, 03/25/27	4,361	5,034,450
3.45%, 03/25/30(a)	6,459	7,722,621
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	830	909,016
Coca-Cola FEMSA SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	6,759	7,273,275
Constellation Brands Inc. 2.88%, 05/01/30 (Call 02/01/30)	1,148	1,232,386
3.15%, 08/01/29 (Call 05/01/29)	3,994	4,346,523
3.50%, 05/09/27 (Call 02/09/27)	2,749	3,075,071
3.60%, 02/15/28 (Call 11/15/27)	3,967	4,471,487
3.70%, 12/06/26 (Call 09/06/26)(a)	3,221	3,705,033
4.40%, 11/15/25 (Call 09/15/25)	3,086	3,601,181
4.65%, 11/15/28 (Call 08/15/28)	2,909	3,497,093
4.75%, 12/01/25(a)	2,318	2,743,842
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	275	283,804
2.00%, 04/29/30 (Call 01/29/30)	5,997	6,237,085
2.38%, 10/24/29 (Call 07/24/29)(a)	3,180	3,409,179
3.88%, 05/18/28 (Call 02/18/28)(a)	2,927	3,429,871
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	5,148	5,898,242
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	4,403	4,779,848
3.20%, 05/01/30 (Call 02/01/30)	5,607	6,294,405
3.40%, 11/15/25 (Call 08/15/25)	1,402	1,570,159
3.43%, 06/15/27 (Call 03/15/27)(a)	2,397	2,686,541
4.60%, 05/25/28 (Call 02/25/28)	7,424	8,976,286
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	7,880	8,422,544
PepsiCo Inc. 1.63%, 05/01/30 (Call 02/01/30)	4,663	4,819,058
2.38%, 10/06/26 (Call 07/06/26)(a)	6,346	6,941,533
2.63%, 03/19/27 (Call 01/19/27)	3,586	3,961,309
2.63%, 07/29/29 (Call 04/29/29)(a)	4,240	4,717,184
2.75%, 03/19/30 (Call 12/19/29)	7,162	8,039,434
2.85%, 02/24/26 (Call 11/24/25)(a)	2,102	2,329,790
3.00%, 10/15/27 (Call 07/15/27)	8,007	9,073,216
7.00%, 03/01/29	690	997,795
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(b)	985	1,115,728

		246,730,542

Biotechnology — 0.6%
Amgen Inc. 2.20%, 02/21/27 (Call 12/21/26)	9,731	10,328,997

Security	Par (000)	Value

Biotechnology (continued)
2.45%, 02/21/30 (Call 11/21/29)	$8,733	$9,342,272
2.60%, 08/19/26 (Call 05/19/26)(a)	4,810	5,281,020
3.20%, 11/02/27 (Call 08/02/27)(a)	554	625,214
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)(a)	7,655	7,870,906
4.05%, 09/15/25 (Call 06/15/25)	5,618	6,477,107
Gilead Sciences Inc. 2.95%, 03/01/27 (Call 12/01/26)(a)	5,756	6,445,673
3.65%, 03/01/26 (Call 12/01/25)	9,809	11,252,671
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	2,115	2,071,642
Royalty Pharma PLC 1.75%, 09/02/27 (Call 07/02/27)(b)	1,000	997,600
2.20%, 09/02/30 (Call 06/02/30)(b)	1,000	990,994

		61,684,096

Building Materials — 0.4%
Carrier Global Corp. 2.49%, 02/15/27 (Call 12/15/26)(a)(b)	6,792	7,136,980
2.72%, 02/15/30 (Call 11/15/29)(b)	8,848	9,287,572
CRH America Finance Inc. 3.40%, 05/09/27 (Call 02/09/27)(a)(b)	235	257,081
3.95%, 04/04/28 (Call 01/04/28)(b)	4,861	5,503,291
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	3,213	3,581,931
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)(a)	967	1,088,983
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	575	620,940
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	43	43,439
Martin Marietta Materials Inc. 3.45%, 06/01/27 (Call 03/01/27)	235	262,538
3.50%, 12/15/27 (Call 09/15/27)	2,606	2,918,520
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	1,235	1,288,041
Masco Corp. 3.50%, 11/15/27 (Call 08/15/27)(a)	2,295	2,488,640
4.38%, 04/01/26 (Call 01/01/26)	1,458	1,709,257
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	3,235	3,484,759
3.88%, 06/01/30 (Call 03/01/30)	347	390,909
3.95%, 08/15/29 (Call 05/15/29)(a)	2,035	2,301,306
Vulcan Materials Co. 3.50%, 06/01/30 (Call 03/01/30)	3,188	3,611,591
3.90%, 04/01/27 (Call 01/01/27)(a)	1,783	2,006,197

		47,981,975

Chemicals — 1.9%
Air Liquide Finance SA 2.25%, 09/10/29 (Call 06/10/29)(a)(b)	2,082	2,214,842
2.50%, 09/27/26 (Call 06/27/26)(b)	5,946	6,506,825
Air Products and Chemicals Inc. 1.50%, 10/15/25 (Call 09/15/25)	3,005	3,133,340
1.85%, 05/15/27 (Call 03/15/27)	4,639	4,897,396
2.05%, 05/15/30 (Call 02/15/30)	4,070	4,292,866
Cabot Corp. 3.40%, 09/15/26 (Call 06/15/26)(a)	1,270	1,346,291
4.00%, 07/01/29 (Call 04/01/29)	2,842	3,016,420
CF Industries Inc., 4.50%, 12/01/26(a)(b)	2,300	2,612,508

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/01/26 (Call 09/01/26)(a)(b)	$2,622	$2,882,078
3.70%, 06/01/28 (Call 03/01/28)(b)	2,405	2,653,952
Dow Chemical Co. (The) 3.63%, 05/15/26 (Call 03/15/26)(a)	4,042	4,516,587
4.80%, 11/30/28 (Call 08/30/28)(a)	6,830	8,282,242
7.38%, 11/01/29(a)	4,118	5,857,639
DuPont de Nemours Inc. 4.49%, 11/15/25 (Call 09/15/25)	9,952	11,583,151
4.73%, 11/15/28 (Call 08/15/28)	11,064	13,439,260
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	1,964	2,327,595
Ecolab Inc. 1.30%, 01/30/31 (Call 10/30/30)	2,800	2,735,121
2.70%, 11/01/26 (Call 08/01/26)(a)	3,416	3,833,299
3.25%, 12/01/27 (Call 09/01/27)(a)	2,956	3,332,556
4.80%, 03/24/30 (Call 12/24/29)	2,972	3,769,665
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	1,630	1,728,850
Equate Petrochemical BV, 4.25%, 11/03/26(b)	6,013	6,431,601
FMC Corp. 3.20%, 10/01/26 (Call 08/01/26)	1,851	2,059,211
3.45%, 10/01/29 (Call 07/01/29)(a)	1,651	1,851,455
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	4,413	4,886,427
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)(a)	2,345	2,710,248
LG Chem Ltd., 3.63%, 04/15/29(b)	1,000	1,117,559
LYB Finance Co. BV, 8.10%, 03/15/27(b)	860	1,142,208
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	4,120	4,573,653
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	4,412	4,813,561
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	3,075	3,701,900
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	3,232,752
Nutrien Ltd. 2.95%, 05/13/30 (Call 02/13/30)	4,128	4,498,072
4.00%, 12/15/26 (Call 09/15/26)	944	1,089,952
4.20%, 04/01/29 (Call 01/01/29)(a)	4,050	4,834,230
PPG Industries Inc. 2.55%, 06/15/30 (Call 03/15/30)	222	237,313
2.80%, 08/15/29 (Call 05/15/29)	3,295	3,580,136
3.75%, 03/15/28 (Call 12/15/27)	2,344	2,831,485
Praxair Inc. 1.10%, 08/10/30 (Call 05/10/30)	2,905	2,841,207
3.20%, 01/30/26 (Call 10/30/25)(a)	3,457	3,877,021
Rohm & Haas Co., 7.85%, 07/15/29	2,686	3,827,705
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)	1,890	2,048,406
4.55%, 03/01/29 (Call 12/01/28)	2,660	3,100,174
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,000	4,701,464
Sherwin-Williams Co. (The) 2.30%, 05/15/30 (Call 02/15/30)	2,140	2,225,939
2.95%, 08/15/29 (Call 05/15/29)(a)	3,904	4,297,875
3.45%, 06/01/27 (Call 03/01/27)	8,593	9,751,170
3.95%, 01/15/26 (Call 10/15/25)	250	284,966
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,405	2,717,650

Security	Par (000)	Value

Chemicals (continued)
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)(b)	$2,659	$2,999,741
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(a)(b)	3,851	4,231,014
Westlake Chemical Corp. 3.38%, 06/15/30 (Call 03/15/30)	766	813,052
3.60%, 08/15/26 (Call 05/15/26)(a)	4,157	4,540,651
Yara International ASA 3.15%, 06/04/30 (Call 03/04/30)(b)	3,842	4,131,467
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	5,615	6,565,248

		211,508,996

Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/27 (Call 02/04/27)(b)	2,500	2,563,615
4.38%, 07/03/29(b)	1,410	1,439,995
Ashtead Capital Inc. 4.00%, 05/01/28 (Call 05/01/23)(b)	1,493	1,548,988
4.13%, 08/15/25 (Call 09/16/20)(a)(b)	2,800	2,884,000
4.25%, 11/01/29 (Call 11/01/24)(b)	3,190	3,361,622
4.38%, 08/15/27 (Call 08/15/22)(b)	539	560,560
5.25%, 08/01/26 (Call 08/01/21)(b)	3,120	3,299,400
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	2,800	2,770,625
3.38%, 09/15/25 (Call 06/15/25)	5,039	5,698,359
Block Financial LLC 3.88%, 08/15/30 (Call 05/15/30)	2,100	2,137,456
5.25%, 10/01/25 (Call 07/01/25)(a)	1,346	1,516,394
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	6,895	7,873,343
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	2,012	2,113,278
DP World Crescent Ltd. 3.75%, 01/30/30 (Call 10/30/29)(b)	3,000	3,129,840
4.85%, 09/26/28(a)(b)	3,500	3,928,750
Equifax Inc. 2.60%, 12/15/25 (Call 11/15/25)	2,798	3,004,979
3.10%, 05/15/30 (Call 02/15/30)	3,972	4,340,031
3.25%, 06/01/26 (Call 03/01/26)	675	729,986
ERAC USA Finance LLC 3.30%, 12/01/26 (Call 09/01/26)(a)(b)	2,870	3,127,340
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	4,145	4,633,864
Experian Finance PLC 2.75%, 03/08/30 (Call 12/08/29)(b)	1,277	1,382,024
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	2,515	2,975,367
Global Payments Inc. 2.90%, 05/15/30 (Call 02/15/30)	1,888	2,032,676
3.20%, 08/15/29 (Call 05/15/29)	6,323	6,933,848
4.45%, 06/01/28 (Call 03/01/28)	2,805	3,300,259
4.80%, 04/01/26 (Call 01/01/26)	3,916	4,614,384
IHS Markit Ltd. 4.00%, 03/01/26 (Call 12/01/25)(b)	1,825	2,058,162
4.25%, 05/01/29 (Call 02/01/29)	4,599	5,369,333
4.75%, 08/01/28 (Call 05/01/28)	4,594	5,502,739
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	50	51,008
Moody’s Corp. 3.25%, 01/15/28 (Call 10/15/27)	2,393	2,696,229
4.25%, 02/01/29 (Call 11/01/28)(a)	2,240	2,684,092
PayPal Holdings Inc. 2.30%, 06/01/30 (Call 03/01/30)	1,237	1,317,212
2.65%, 10/01/26 (Call 08/01/26)(a)	8,801	9,644,005
2.85%, 10/01/29 (Call 07/01/29)	7,520	8,332,930

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	$2,192	$2,409,376
4.00%, 03/18/29 (Call 12/18/28)(a)	4,324	5,112,515
S&P Global Inc. 1.25%, 08/15/30 (Call 05/15/30)	1,505	1,487,195
2.50%, 12/01/29 (Call 09/01/29)	1,872	2,045,166
2.95%, 01/22/27 (Call 10/22/26)	1,955	2,174,668
4.40%, 02/15/26 (Call 09/12/20)	4,580	5,458,140
Transurban Finance Co. Pty Ltd. 3.38%, 03/22/27 (Call 12/22/26)(a)(b)	4,747	5,079,827
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	110	121,409
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	3,534	4,219,552
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	80	81,444

		147,745,985

Computers — 2.3%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	5,068	5,279,137
Apple Inc. 1.25%, 08/20/30 (Call 05/20/30)	100	100,329
1.65%, 05/11/30 (Call 02/11/30)	6,997	7,254,826
2.05%, 09/11/26 (Call 07/11/26)	7,725	8,308,513
2.20%, 09/11/29 (Call 06/11/29)	9,853	10,624,376
2.45%, 08/04/26 (Call 05/04/26)	9,456	10,345,892
2.90%, 09/12/27 (Call 06/12/27)	10,533	11,853,399
3.00%, 06/20/27 (Call 03/20/27)	6,688	7,545,934
3.00%, 11/13/27 (Call 08/13/27)(a)	10,223	11,601,677
3.20%, 05/11/27 (Call 02/11/27)	9,319	10,605,872
3.25%, 02/23/26 (Call 11/23/25)	10,181	11,508,892
3.35%, 02/09/27 (Call 11/09/26)(a)	8,906	10,201,745
Dell International LLC/EMC Corp. 4.90%, 10/01/26 (Call 08/01/26)(b)	10,024	11,346,196
5.30%, 10/01/29 (Call 07/01/29)(b)	7,207	8,229,267
6.02%, 06/15/26 (Call 03/15/26)(b)	20,369	24,042,133
6.10%, 07/15/27 (Call 05/15/27)(b)	5,763	6,787,553
6.20%, 07/15/30 (Call 04/15/30)(b)	2,030	2,451,679
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	2,928	3,263,261
Hewlett Packard Enterprise Co. 1.75%, 04/01/26 (Call 03/01/26)	2,828	2,839,824
4.90%, 10/15/25 (Call 07/15/25)(a)	10,420	12,045,777
HP Inc. 3.00%, 06/17/27 (Call 04/17/27)	4,430	4,794,837
3.40%, 06/17/30 (Call 03/17/30)(a)	4,705	5,080,902
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	5,999	6,213,631
1.95%, 05/15/30 (Call 02/15/30)	7,413	7,656,721
3.30%, 05/15/26	12,850	14,588,091
3.30%, 01/27/27(a)	3,071	3,477,605
3.45%, 02/19/26(a)	4,821	5,481,117
3.50%, 05/15/29(a)	12,902	14,975,154
6.22%, 08/01/27	290	384,979
6.50%, 01/15/28	1,870	2,534,857
7.00%, 10/30/25	2,279	2,984,006
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(b)	4,816	5,636,069
NetApp Inc. 2.38%, 06/22/27 (Call 04/22/27)	331	346,927
2.70%, 06/22/30 (Call 03/22/30)(a)	5,060	5,304,001
Seagate HDD Cayman 4.09%, 06/01/29 (Call 03/01/29)(b)	2,138	2,292,155
4.13%, 01/15/31 (Call 10/15/30)(a)(b)	120	130,007

Security	Par (000)	Value

Computers (continued)
4.88%, 06/01/27 (Call 03/01/27)	$1,900	$2,125,277

		260,242,618

Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The) 2.38%, 12/01/29 (Call 09/01/29)	5,028	5,393,445
2.60%, 04/15/30 (Call 01/15/30)	1,043	1,144,725
3.15%, 03/15/27 (Call 12/15/26)	1,313	1,488,691
Procter & Gamble Co. (The) 2.45%, 11/03/26(a)	4,575	5,034,887
2.70%, 02/02/26(a)	2,800	3,146,423
2.80%, 03/25/27	2,436	2,730,059
2.85%, 08/11/27	4,003	4,546,730
3.00%, 03/25/30	5,089	5,881,978
Unilever Capital Corp. 2.00%, 07/28/26(a)	5,104	5,465,020
2.13%, 09/06/29 (Call 06/06/29)(a)	4,551	4,852,837
2.90%, 05/05/27 (Call 02/05/27)	4,784	5,381,336
3.50%, 03/22/28 (Call 12/22/27)(a)	6,613	7,783,845

		52,849,976

Distribution & Wholesale — 0.0%
Ferguson Finance PLC 3.25%, 06/02/30 (Call 03/02/30)(b)	700	746,642
4.50%, 10/24/28 (Call 07/24/28)(b)	1,855	2,112,892

		2,859,534

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/27 (Call 04/21/27)	5,020	4,683,897
3.88%, 01/23/28 (Call 10/23/27)(a)	2,358	2,174,173
4.45%, 10/01/25 (Call 08/01/25)	3,496	3,503,859
4.45%, 04/03/26 (Call 02/03/26)(a)	2,154	2,173,015
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	2,122	2,274,936
Air Lease Corp. 3.00%, 02/01/30 (Call 11/01/29)(a)	2,155	2,036,246
3.25%, 10/01/29 (Call 07/01/29)(a)	1,587	1,539,842
3.63%, 04/01/27 (Call 01/01/27)	2,806	2,811,877
3.63%, 12/01/27 (Call 09/01/27)(a)	3,470	3,562,803
3.75%, 06/01/26 (Call 04/01/26)	3,603	3,684,223
4.63%, 10/01/28 (Call 07/01/28)	2,539	2,671,329
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	4,182	3,904,227
American Express Co. 3.13%, 05/20/26 (Call 04/20/26)	5,423	6,088,171
4.20%, 11/06/25 (Call 10/06/25)	5,763	6,736,116
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	8,984	10,268,715
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	2,987	3,300,969
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	1,170	1,228,926
Avolon Holdings Funding Ltd. 3.25%, 02/15/27 (Call 12/15/26)(a)(b)	726	624,199
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	5,457	5,028,035
BGC Partners Inc., 4.38%, 12/15/25 (Call 09/15/25)(b)	723	729,412
Blackstone Holdings Finance Co. LLC 2.50%, 01/10/30 (Call 10/10/29)(b)	920	987,912
3.15%, 10/02/27 (Call 07/02/27)(b)	50	55,331
BOC Aviation Ltd. 3.00%, 09/11/29 (Call 06/11/29)(a)(b)	5,540	5,765,977

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 04/27/26 (Call 01/27/26)(b)	$1,963	$2,135,528
Brightsphere Investment Group Inc., 4.80%, 07/27/26	350	366,212
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	2,990	3,377,407
4.25%, 06/02/26 (Call 03/02/26)	1,566	1,787,638
4.35%, 04/15/30 (Call 01/15/30)	3,815	4,428,726
4.85%, 03/29/29 (Call 12/29/28)	4,935	5,895,391
Capital One Financial Corp. 3.65%, 05/11/27 (Call 04/11/27)	4,279	4,764,759
3.75%, 07/28/26 (Call 06/28/26)	5,728	6,288,464
3.75%, 03/09/27 (Call 02/09/27)	6,347	7,046,931
3.80%, 01/31/28 (Call 12/31/27)(a)	8,637	9,646,784
4.20%, 10/29/25 (Call 09/29/25)	7,963	8,923,371
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	4,904	5,618,551
Charles Schwab Corp. (The) 3.20%, 03/02/27 (Call 12/02/26)(a)	5,228	5,867,577
3.20%, 01/25/28 (Call 10/25/27)(a)	4,506	5,131,035
3.25%, 05/22/29 (Call 02/22/29)	781	900,068
3.45%, 02/13/26 (Call 11/13/25)	1,093	1,242,806
4.00%, 02/01/29 (Call 11/01/28)	2,606	3,126,687
4.63%, 03/22/30 (Call 12/22/29)	754	960,696
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	3,161	3,374,568
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)(a)	3,425	4,066,527
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	3,177	3,539,940
4.50%, 01/30/26 (Call 11/30/25)	5,142	5,896,250
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(a)	2,692	2,974,765
GE Capital Funding LLC 4.05%, 05/15/27 (Call 03/15/27)(b)	1,985	2,105,096
4.40%, 05/15/30 (Call 02/15/30)(b)	13,339	14,085,584
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	10,013	10,625,899
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	375	411,270
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	977,550
Invesco Finance PLC, 3.75%, 01/15/26	1,950	2,197,467
Jefferies Group LLC, 6.45%, 06/08/27	810	974,717
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.15%, 01/23/30	3,052	3,446,219
4.85%, 01/15/27	5,123	5,819,433
Lazard Group LLC 3.63%, 03/01/27 (Call 12/01/26)(a)	3,272	3,524,009
4.38%, 03/11/29 (Call 12/11/28)	1,267	1,456,521
4.50%, 09/19/28 (Call 06/19/28)(a)	2,973	3,440,589
Legg Mason Inc., 4.75%, 03/15/26(a)	2,771	3,295,557
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)(a)	3,294	3,721,680
2.95%, 06/01/29 (Call 03/01/29)	5,853	6,631,163
3.30%, 03/26/27 (Call 01/26/27)	4,526	5,193,837
3.35%, 03/26/30 (Call 12/26/29)	6,632	7,788,879
3.50%, 02/26/28 (Call 11/26/27)(a)	3,165	3,706,196
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	5,104	5,879,383
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	850	956,156
Nomura Holdings Inc. 2.68%, 07/16/30	4,687	4,873,339
3.10%, 01/16/30	8,087	8,668,758
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	4,019	4,804,584
ORIX Corp., 3.70%, 07/18/27(a)	1,660	1,871,190
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	1,758	2,022,828

Security	Par (000)	Value

Diversified Financial Services (continued)
Power Finance Corp. Ltd. 3.95%, 04/23/30(b)	$500	$494,340
6.15%, 12/06/28(a)(b)	1,857	2,112,714
Raymond James Financial Inc. 3.63%, 09/15/26	3,461	3,956,384
4.65%, 04/01/30 (Call 01/01/30)	1,507	1,835,253
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	496	533,380
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	3,961	4,125,838
3.95%, 12/01/27 (Call 09/01/27)	5,223	5,509,742
5.15%, 03/19/29 (Call 12/19/28)(a)	2,517	2,883,341
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	697	739,254
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)	55	54,773
1.10%, 02/15/31 (Call 11/15/30)	5,700	5,565,309
1.90%, 04/15/27 (Call 02/15/27)	4,366	4,624,314
2.05%, 04/15/30 (Call 01/15/30)	6,135	6,528,568
2.75%, 09/15/27 (Call 06/15/27)	2,631	2,926,260
3.15%, 12/14/25 (Call 09/14/25)	15,851	17,820,896

		341,383,141

Electric — 6.7%
Abu Dhabi National Energy Co. PJSC 4.38%, 06/22/26(b)	5,400	6,218,176
4.88%, 04/23/30(b)	3,765	4,701,009
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,514	4,502,715
Adani Transmission Ltd., 4.00%, 08/03/26(b)	1,000	1,036,742
AEP Texas Inc. 3.85%, 10/01/25 (Call 07/01/25)(b)	695	773,604
3.95%, 06/01/28 (Call 03/01/28)(a)	3,245	3,768,712
Series I, 2.10%, 07/01/30 (Call 04/01/30)	50	51,278
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	1,235	1,389,007
AES Corp. (The), 3.95%, 07/15/30 (Call 04/15/30)(b)	3,675	3,945,517
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	2,000	2,081,100
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	1,000	998,671
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	1,535	1,791,427
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	2,831	3,207,313
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	2,320	2,715,753
American Electric Power Co. Inc. 2.30%, 03/01/30 (Call 12/01/29)	731	751,731
3.20%, 11/13/27 (Call 08/13/27)(a)	1,708	1,882,125
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	3,907	4,599,971
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	1,050	1,147,127
Arizona Public Service Co. 2.55%, 09/15/26 (Call 06/15/26)(a)	548	586,879
2.60%, 08/15/29 (Call 05/15/29)(a)	2,350	2,525,601
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,958	2,322,228
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,050	1,202,302
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,810	5,617,521
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	2,803	3,030,021
Berkshire Hathaway Energy Co. 3.25%, 04/15/28 (Call 01/15/28)	6,170	7,018,365
3.70%, 07/15/30 (Call 04/15/30)(b)	135	160,440

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Black Hills Corp. 2.50%, 06/15/30 (Call 03/15/30)	$2,442	$2,568,528
3.05%, 10/15/29 (Call 07/15/29)	2,608	2,843,822
3.15%, 01/15/27 (Call 07/15/26)	1,510	1,612,986
3.95%, 01/15/26 (Call 07/15/25)	1,087	1,195,528
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,320	2,546,312
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,185	1,270,912
CenterPoint Energy Inc. 2.95%, 03/01/30 (Call 12/01/29)(a)	1,620	1,783,488
4.25%, 11/01/28 (Call 08/01/28)	2,885	3,428,217
Cleco Corporate Holdings LLC 3.38%, 09/15/29 (Call 06/15/29)(a)	2,105	2,153,002
3.74%, 05/01/26 (Call 02/01/26)	1,321	1,410,055
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28 (Call 01/01/28)(a)(b)	1,400	1,527,033
CMS Energy Corp. 2.95%, 02/15/27 (Call 11/15/26)	1,155	1,239,737
3.00%, 05/15/26 (Call 02/15/26)	1,622	1,790,671
3.45%, 08/15/27 (Call 05/15/27)(a)	2,210	2,482,538
3.60%, 11/15/25 (Call 08/15/25)	237	265,499
4.75%, 06/01/50 (Call 03/01/30)(c)	2,868	3,127,817
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)(b)	2,493	2,795,301
Comision Federal de Electricidad, 4.75%, 02/23/27(b)	4,550	4,896,938
Commonwealth Edison Co. 2.20%, 03/01/30 (Call 12/01/29)	4,959	5,290,020
2.55%, 06/15/26 (Call 03/15/26)	2,290	2,491,397
3.70%, 08/15/28 (Call 05/15/28)(a)	487	568,332
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	1,632	1,815,976
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	3,146	3,523,065
Consolidated Edison Co. of New York Inc. 3.80%, 05/15/28 (Call 02/15/28)(a)	2,305	2,682,813
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,855	2,147,751
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	1,675	1,834,920
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	2,326	2,614,743
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,200	1,430,669
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)(a)	1,163	1,382,462
Dominion Energy Inc. 3.90%, 10/01/25 (Call 07/01/25)	3,969	4,538,387
4.25%, 06/01/28 (Call 03/01/28)(a)	553	652,876
Series B, 3.60%, 03/15/27 (Call 01/15/27)	5,435	6,184,578
Series C, 3.38%, 04/01/30 (Call 01/01/30)	6,702	7,629,039
Series D, 2.85%, 08/15/26 (Call 05/15/26)	3,111	3,437,681
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	2,921	3,128,668
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)(a)	1,479	1,614,734
2.95%, 03/01/30 (Call 12/01/29)(a)	2,334	2,525,190
3.80%, 03/15/27 (Call 12/15/26)	166	187,127
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	2,220	2,468,298
Duke Energy Carolinas LLC 2.45%, 08/15/29 (Call 05/15/29)	2,625	2,864,342
2.45%, 02/01/30 (Call 11/01/29)	3,510	3,813,943
2.95%, 12/01/26 (Call 09/01/26)(a)	2,589	2,907,432
3.95%, 11/15/28 (Call 08/15/28)(a)	1,695	2,052,592
Series A, 6.00%, 12/01/28	50	65,897
Duke Energy Corp. 2.45%, 06/01/30 (Call 03/01/30)	2,513	2,654,249
2.65%, 09/01/26 (Call 06/01/26)	11,198	12,219,752

Security	Par (000)	Value

Electric (continued)
3.15%, 08/15/27 (Call 05/15/27)	$3,466	$3,853,969
3.40%, 06/15/29 (Call 03/15/29)	3,508	3,973,245
Duke Energy Florida LLC 1.75%, 06/15/30 (Call 03/15/30)	892	917,674
2.50%, 12/01/29 (Call 09/01/29)(a)	997	1,092,169
3.20%, 01/15/27 (Call 10/15/26)	2,006	2,265,247
3.80%, 07/15/28 (Call 04/15/28)	4,030	4,741,912
Duke Energy Ohio Inc. 2.13%, 06/01/30 (Call 03/01/30)	2,156	2,280,351
3.65%, 02/01/29 (Call 11/01/28)	1,475	1,731,597
Duke Energy Progress LLC 3.45%, 03/15/29 (Call 12/15/28)(a)	3,938	4,587,396
3.70%, 09/01/28 (Call 06/01/28)	2,069	2,426,158
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(b)	915	982,047
Edison International 4.13%, 03/15/28 (Call 12/15/27)	1,639	1,712,336
5.75%, 06/15/27 (Call 04/15/27)(a)	3,752	4,260,151
Electricite de France SA 3.63%, 10/13/25 (Call 07/13/25)(b)	5,303	5,931,780
4.50%, 09/21/28 (Call 06/21/28)(b)	9,574	11,351,210
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	5,895	6,609,123
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29 (Call 04/18/29)(b)	3,545	3,580,627
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,974	2,156,358
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,109	4,933,348
Enel Finance International NV 3.50%, 04/06/28(b)	3,052	3,396,366
3.63%, 05/25/27(a)(b)	12,185	13,579,729
4.63%, 09/14/25(b)	5,859	6,788,945
4.88%, 06/14/29(a)(b)	4,783	5,887,974
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,373	2,574,705
Entergy Arkansas LLC 3.50%, 04/01/26 (Call 01/01/26)(a)	2,029	2,315,540
4.00%, 06/01/28 (Call 03/01/28)	60	70,970
Entergy Corp. 2.80%, 06/15/30 (Call 03/15/30)	3,114	3,403,981
2.95%, 09/01/26 (Call 06/01/26)	6,303	7,009,232
Entergy Louisiana LLC 2.40%, 10/01/26 (Call 07/01/26)(a)	2,988	3,260,271
3.12%, 09/01/27 (Call 06/01/27)	3,584	3,993,479
3.25%, 04/01/28 (Call 01/01/28)(a)	883	992,026
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	1,055	1,156,030
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	1,958	2,295,816
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	5,364	5,808,337
Evergy Kansas Central Inc. 2.55%, 07/01/26 (Call 04/01/26)	1,756	1,905,746
3.10%, 04/01/27 (Call 01/01/27)	1,100	1,215,330
3.25%, 12/01/25 (Call 09/01/25)	500	550,444
Evergy Metro Inc. 3.65%, 08/15/25 (Call 05/15/25)	835	944,818
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,333	2,489,123
Eversource Energy 3.35%, 03/15/26 (Call 12/15/25)	1,026	1,142,242
Series M, 3.30%, 01/15/28 (Call 10/15/27)	2,990	3,343,206
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	570	685,570
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,400	1,396,861

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	$1,209	$1,364,661
4.05%, 04/15/30 (Call 01/15/30)	6,940	8,226,884
FirstEnergy Corp. 2.65%, 03/01/30 (Call 12/01/29)	686	706,298
Series A, 1.60%, 01/15/26 (Call 12/15/25)	730	723,533
Series B, 2.25%, 09/01/30 (Call 06/01/30)	1,530	1,523,569
Series B, 3.90%, 07/15/27 (Call 04/15/27)(a)	8,075	8,862,018
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	2,375	2,649,429
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	5,587	6,107,622
Georgia Power Co. 3.25%, 04/01/26 (Call 01/01/26)(a)	200	222,492
3.25%, 03/30/27 (Call 12/30/26)(a)	1,905	2,097,640
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	4,560	4,882,969
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,160	1,309,128
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	2,800	3,195,484
Interstate Power & Light Co. 3.60%, 04/01/29 (Call 01/01/29)(a)	1,025	1,178,692
4.10%, 09/26/28 (Call 06/26/28)(a)	2,652	3,155,299
Interstate Power and Light Co., 2.30%, 06/01/30 (Call 03/01/30)	2,352	2,468,553
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(b)	425	475,219
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	6,206	7,029,387
ITC Holdings Corp. 2.95%, 05/14/30 (Call 02/14/30)(b)	4,556	4,950,147
3.25%, 06/30/26 (Call 03/30/26)(a)	2,409	2,694,367
3.35%, 11/15/27 (Call 08/15/27)	2,411	2,705,015
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	5,630	6,555,955
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	2,425	2,515,938
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	610	678,896
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	1,400	1,650,937
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)(a)	1,847	2,077,546
3.65%, 04/15/29 (Call 01/15/29)(a)	4,425	5,279,881
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,877	4,396,004
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	1,898	2,170,318
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(b)	100	110,442
Narragansett Electric Co. (The) 3.40%, 04/09/30 (Call 01/09/30)(b)	4,367	5,012,884
3.92%, 08/01/28 (Call 05/01/28)(b)	475	556,035
National Rural Utilities Cooperative Finance Corp. 2.40%, 03/15/30 (Call 12/15/29)	3,178	3,474,828
3.05%, 04/25/27 (Call 01/25/27)(a)	891	995,378
3.25%, 11/01/25 (Call 08/01/25)	916	1,025,391
3.40%, 02/07/28 (Call 11/07/27)(a)	2,721	3,167,476
3.70%, 03/15/29 (Call 12/15/28)	579	684,472
3.90%, 11/01/28 (Call 08/01/28)	2,461	2,918,421
5.25%, 04/20/46 (Call 04/20/26)(c)	130	141,700
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,391	2,812,988

Security	Par (000)	Value

Electric (continued)
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	$1,440	$1,550,861
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(b)	100	112,720
NextEra Energy Capital Holdings Inc. 2.25%, 06/01/30 (Call 03/01/30)	10,602	11,120,803
2.75%, 11/01/29 (Call 08/01/29)	4,737	5,180,680
3.25%, 04/01/26 (Call 02/01/26)	3,265	3,674,307
3.50%, 04/01/29 (Call 01/01/29)	6,020	6,912,716
3.55%, 05/01/27 (Call 02/01/27)	4,266	4,895,582
4.80%, 12/01/77 (Call 12/01/27)(c)	555	597,195
5.65%, 05/01/79 (Call 05/01/29)(a)(c)	2,177	2,497,081
Niagara Mohawk Power Corp. 1.96%, 06/27/30 (Call 03/27/30)(b)	2,349	2,432,362
4.28%, 12/15/28 (Call 09/15/28)(b)	3,945	4,709,321
NRG Energy Inc., 4.45%, 06/15/29 (Call 03/15/29)(a)(b)	2,640	2,914,211
NSTAR Electric Co. 2.70%, 06/01/26 (Call 03/01/26)	133	143,992
3.20%, 05/15/27 (Call 02/15/27)	3,675	4,141,749
3.25%, 11/15/25 (Call 08/15/25)	135	149,939
3.25%, 05/15/29 (Call 02/15/29)(a)	2,955	3,387,659
3.95%, 04/01/30 (Call 01/01/30)	1,005	1,218,277
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,435	1,574,227
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (Call 10/01/29)	2,024	2,270,590
3.30%, 03/15/30 (Call 09/15/29)(a)	987	1,111,113
3.80%, 08/15/28 (Call 02/15/28)	2,253	2,586,690
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)	275	306,998
Pacific Gas & Electric Co. 2.10%, 08/01/27 (Call 06/01/27)	8,125	7,886,080
2.95%, 03/01/26 (Call 12/01/25)	475	484,544
3.15%, 01/01/26	14,215	14,713,400
3.30%, 12/01/27 (Call 09/01/27)	100	103,429
3.75%, 07/01/28	5,000	5,244,061
4.55%, 07/01/30 (Call 01/01/30)	14,125	15,624,510
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)(a)	926	1,083,611
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	1,685	1,868,509
Pennsylvania Electric Co. 3.25%, 03/15/28 (Call 12/15/27)(b)	1,260	1,369,714
3.60%, 06/01/29 (Call 03/01/29)(b)	1,675	1,856,699
Perusahaan Listrik Negara PT 3.88%, 07/17/29(a)(b)	3,647	3,920,525
4.13%, 05/15/27(b)	3,400	3,727,250
5.45%, 05/21/28(b)	10,420	12,295,600
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.00%, 06/30/30 (Call 03/30/30)(b)	4,000	4,053,451
3.38%, 02/05/30(b)	600	625,500
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)(a)	6,895	7,673,690
4.13%, 04/15/30 (Call 01/15/30)	4,960	5,867,266
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	1,786	2,088,004
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	1,200	1,259,312
Public Service Electric & Gas Co. 2.25%, 09/15/26 (Call 06/15/26)(a)	1,748	1,887,352
2.45%, 01/15/30 (Call 10/15/29)	700	765,399
3.00%, 05/15/27 (Call 02/15/27)	2,347	2,604,782
3.20%, 05/15/29 (Call 02/15/29)	1,324	1,508,266

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 09/01/28 (Call 06/01/28)	$1,564	$1,836,863
3.70%, 05/01/28 (Call 02/01/28)	920	1,072,532
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(b)	2,070	2,282,627
Puget Sound Energy Inc., 7.02%, 12/01/27	116	153,053
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	125	138,194
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)(a)	2,564	2,775,212
6.00%, 06/01/26	110	134,218
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	3,600	3,994,439
3.40%, 02/01/28 (Call 11/01/27)	5,548	6,194,210
3.75%, 11/15/25 (Call 08/15/25)(a)	78	88,256
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,404	1,532,119
Southern California Edison Co. 2.25%, 06/01/30 (Call 03/01/30)	586	595,183
2.85%, 08/01/29 (Call 05/01/29)(a)	3,500	3,725,308
6.65%, 04/01/29(a)	1,525	1,892,804
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	3,694	4,270,186
Series B, 3.65%, 03/01/28 (Call 12/01/27)	3,607	4,050,733
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	10,255	11,506,906
Series A, 3.70%, 04/30/30 (Call 01/30/30)	2,199	2,523,217
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	2,708	3,112,868
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	3,062	3,301,467
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	3,390	3,961,667
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)(b)	5,000	5,706,197
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	3,880	4,321,234
State Grid Overseas Investment 2016 Ltd. 3.50%, 05/04/27(b)	12,370	13,874,192
4.25%, 05/02/28(a)(b)	3,235	3,803,286
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	5,740	6,269,056
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)(b)	1,000	1,071,260
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	1,985	1,970,704
Union Electric Co. 2.95%, 06/15/27 (Call 03/15/27)	2,730	3,025,332
2.95%, 03/15/30 (Call 12/15/29)(a)	460	519,563
3.50%, 03/15/29 (Call 12/15/28)	1,939	2,247,949
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	1,424	1,597,644
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	2,520	2,809,912
Series A, 3.50%, 03/15/27 (Call 12/15/26)	396	450,575
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,053	3,605,267
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	2,755	3,091,438
Vistra Operations Co. LLC 3.70%, 01/30/27 (Call 11/30/26)(a)(b)	3,731	3,922,058
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	4,357	4,739,713
Wisconsin Power & Light Co. 3.00%, 07/01/29 (Call 04/01/29)(a)	1,683	1,908,165
3.05%, 10/15/27 (Call 07/15/27)	1,441	1,616,356
Xcel Energy Inc. 2.60%, 12/01/29 (Call 06/01/29)	3,172	3,429,665
3.35%, 12/01/26 (Call 06/01/26)	4,213	4,784,604
3.40%, 06/01/30 (Call 12/01/29)	10	11,554

Security	Par (000)	Value

Electric (continued)
4.00%, 06/15/28 (Call 12/15/27)(a)	$3,269	$3,851,181

		749,806,981

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	2,420	2,545,149

Electronics — 0.9%
Agilent Technologies Inc. 2.10%, 06/04/30 (Call 03/04/30)	585	601,714
2.75%, 09/15/29 (Call 06/15/29)	3,829	4,146,608
3.05%, 09/22/26 (Call 06/22/26)(a)	1,996	2,196,787
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,376	2,590,287
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	950	1,023,450
Amphenol Corp. 2.80%, 02/15/30 (Call 11/15/29)	2,553	2,800,918
4.35%, 06/01/29 (Call 03/01/29)(a)	1,730	2,110,548
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	1,993	2,181,296
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	3,081	3,432,967
Flex Ltd. 3.75%, 02/01/26 (Call 01/01/26)	2,189	2,378,813
4.88%, 06/15/29 (Call 03/15/29)(a)	3,200	3,676,552
4.88%, 05/12/30 (Call 02/12/30)	1,850	2,111,115
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	250	256,527
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	5,000	5,527,928
Honeywell International Inc. 1.95%, 06/01/30 (Call 03/01/30)	3,199	3,368,426
2.50%, 11/01/26 (Call 08/01/26)	9,752	10,741,997
2.70%, 08/15/29 (Call 05/15/29)	1,297	1,453,755
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	1,175	1,262,611
3.50%, 02/15/28 (Call 11/15/27)	3,095	3,330,689
Jabil Inc. 3.00%, 01/15/31 (Call 10/15/30)	2,695	2,743,403
3.60%, 01/15/30 (Call 10/15/29)	1,425	1,525,495
3.95%, 01/12/28 (Call 10/12/27)	2,905	3,195,372
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)(a)	1,497	1,646,351
4.60%, 04/06/27 (Call 01/06/27)	4,728	5,573,485
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	3,678	4,084,005
Roper Technologies Inc. 1.40%, 09/15/27 (Call 07/15/27)	2,215	2,244,460
1.75%, 02/15/31 (Call 11/15/30)	2,935	2,947,685
2.00%, 06/30/30 (Call 03/30/30)	430	440,491
2.95%, 09/15/29 (Call 06/15/29)	1,134	1,245,277
3.80%, 12/15/26 (Call 09/15/26)	6,738	7,803,843
3.85%, 12/15/25 (Call 09/15/25)	599	683,944
4.20%, 09/15/28 (Call 06/15/28)(a)	4,917	5,888,719
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	3,107	3,712,777
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)(a)	3,680	4,011,140
3.70%, 02/15/26 (Call 11/15/25)	140	156,731

		103,096,166

Engineering & Construction — 0.1%
Mexico City Airport Trust 3.88%, 04/30/28 (Call 01/30/28)(b)	2,857	2,602,384
4.25%, 10/31/26 (Call 07/31/26)(b)	3,377	3,162,561
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	4,095	4,426,349

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	$2,189	$2,601,601

		12,792,895

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	4,335	4,098,815

Environmental Control — 0.3%
Republic Services Inc. 1.45%, 02/15/31 (Call 11/15/30)	1,540	1,519,633
2.30%, 03/01/30 (Call 12/01/29)(a)	1,911	2,032,635
2.90%, 07/01/26 (Call 04/01/26)	4,139	4,583,204
3.38%, 11/15/27 (Call 08/15/27)(a)	3,788	4,304,865
3.95%, 05/15/28 (Call 02/15/28)(a)	1,534	1,814,155
Waste Connections Inc. 2.60%, 02/01/30 (Call 11/01/29)	1,220	1,309,330
3.50%, 05/01/29 (Call 02/01/29)(a)	2,137	2,437,977
4.25%, 12/01/28 (Call 09/01/28)(a)	3,048	3,667,662
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	5,913	6,600,289

		28,269,750

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	350	491,006
Bestfoods, Series F, 6.63%, 04/15/28(a)	600	811,011
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)	2,196	2,287,612
4.15%, 03/15/28 (Call 12/15/27)	5,501	6,428,792
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	4,435	4,763,106
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	200	210,447
Conagra Brands Inc. 4.60%, 11/01/25 (Call 09/01/25)	6,956	8,086,381
4.85%, 11/01/28 (Call 08/01/28)	6,809	8,323,516
7.00%, 10/01/28	491	670,634
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	8,645	9,618,086
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	981	1,067,049
General Mills Inc. 2.88%, 04/15/30 (Call 01/15/30)	3,145	3,457,586
3.20%, 02/10/27 (Call 11/10/26)(a)	3,699	4,154,327
4.20%, 04/17/28 (Call 01/17/28)	7,485	8,881,547
Hershey Co. (The) 1.70%, 06/01/30 (Call 03/01/30)	1,396	1,439,359
2.30%, 08/15/26 (Call 05/15/26)(a)	2,567	2,782,005
2.45%, 11/15/29 (Call 08/15/29)	1,887	2,058,359
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	2,512	2,599,454
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)	4,589	4,992,264
3.20%, 10/01/26 (Call 07/01/26)	1,228	1,359,148
JM Smucker Co. (The) 2.38%, 03/15/30 (Call 12/15/29)	2,098	2,185,393
3.38%, 12/15/27 (Call 09/15/27)(a)	2,705	3,011,310
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)	2,570	2,636,208
3.25%, 04/01/26	4,357	4,904,257
3.40%, 11/15/27 (Call 08/15/27)	2,566	2,887,846
4.30%, 05/15/28 (Call 02/15/28)	3,249	3,858,172
Kroger Co. (The) 2.20%, 05/01/30 (Call 02/01/30)	1,605	1,680,353
2.65%, 10/15/26 (Call 07/15/26)(a)	3,875	4,236,432
3.50%, 02/01/26 (Call 11/01/25)	1,400	1,578,093
3.70%, 08/01/27 (Call 05/01/27)	4,202	4,868,401

Security	Par (000)	Value

Food (continued)
4.50%, 01/15/29 (Call 10/15/28)	$3,641	$4,467,452
8.00%, 09/15/29	1,178	1,704,442
Mars Inc. 0.88%, 07/16/26 (Call 06/16/26)(b)	593	590,668
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	3,475	3,977,125
McCormick & Co. Inc., 3.40%, 08/15/27 (Call 05/15/27)	4,510	5,091,579
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	953	1,024,325
Mondelez International Inc. 2.75%, 04/13/30 (Call 01/13/30)	6,651	7,282,333
3.63%, 02/13/26 (Call 12/13/25)(a)	4,315	4,927,623
4.13%, 05/07/28 (Call 02/07/28)(a)	2,695	3,226,824
Nestle Holdings Inc. 3.50%, 09/24/25 (Call 07/24/25)(a)(b)	4,459	5,066,136
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	6,025	7,041,189
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(b)	3,995	4,290,630
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	2,500	2,753,150
Smithfield Foods Inc. 4.25%, 02/01/27 (Call 11/01/26)(b)	2,885	3,021,154
5.20%, 04/01/29 (Call 01/01/29)(b)	1,350	1,494,553
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	3,289	3,281,941
3.25%, 07/15/27 (Call 04/15/27)(a)	5,043	5,436,909
3.30%, 07/15/26 (Call 04/15/26)(a)	4,299	4,667,975
3.75%, 10/01/25 (Call 07/01/25)(a)	1,822	2,007,551
5.95%, 04/01/30 (Call 01/01/30)	5,974	7,539,929
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	4,173	4,722,867
4.00%, 03/01/26 (Call 01/01/26)	6,399	7,365,331
4.35%, 03/01/29 (Call 12/01/28)(a)	3,452	4,169,651

		201,479,491

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 3.88%, 11/02/27 (Call 08/02/27)(a)	2,175	2,305,500
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,412	1,500,250
4.25%, 04/30/29 (Call 01/30/29)(b)	2,600	2,769,026
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	3,711	4,128,487
Georgia-Pacific LLC 1.75%, 09/30/25 (Call 08/30/25)(b)	1,470	1,537,129
2.10%, 04/30/27 (Call 02/28/27)(b)	6,512	6,863,418
2.30%, 04/30/30 (Call 01/30/30)(b)	7,669	8,148,503
7.25%, 06/01/28	1,385	1,882,792
7.38%, 12/01/25	1,065	1,373,461
7.75%, 11/15/29	80	119,556
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	2,251	2,478,585
3.80%, 01/15/26 (Call 10/15/25)	4,537	5,175,785
Inversiones CMPC SA 3.85%, 01/13/30 (Call 10/13/29)(b)	2,000	2,162,500
4.38%, 04/04/27(a)(b)	2,000	2,227,520
Suzano Austria GmbH 5.00%, 01/15/30 (Call 10/15/29)	5,235	5,578,678
6.00%, 01/15/29 (Call 10/15/28)	8,960	10,158,400

		58,409,590

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.6%
Atmos Energy Corp. 2.63%, 09/15/29 (Call 06/15/29)(a)	$1,380	$1,525,091
3.00%, 06/15/27 (Call 03/15/27)(a)	1,033	1,148,421
Boston Gas Co. 3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,990	3,324,683
3.15%, 08/01/27 (Call 05/01/27)(b)	2,135	2,371,424
Brooklyn Union Gas Co. (The) 3.41%, 03/10/26 (Call 12/10/25)(a)(b)	330	367,511
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	3,125	3,647,492
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	1,205	1,391,989
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	3,697	4,084,423
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,828	2,942,721
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,500	2,828,250
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(a)(b)	1,040	1,134,965
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	2,955	3,287,874
National Fuel Gas Co. 3.95%, 09/15/27 (Call 06/15/27)	2,712	2,727,324
4.75%, 09/01/28 (Call 06/01/28)	2,655	2,768,509
5.50%, 01/15/26 (Call 12/15/25)	135	147,998
NiSource Inc. 1.70%, 02/15/31 (Call 11/15/30)	1,135	1,123,798
2.95%, 09/01/29 (Call 06/01/29)(a)	2,891	3,175,946
3.49%, 05/15/27 (Call 02/15/27)(a)	5,183	5,857,942
3.60%, 05/01/30 (Call 02/01/30)	2,365	2,729,723
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	768	800,740
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	3,337	3,841,790
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,812	1,973,611
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	3,221	3,514,482
Southern Co. Gas Capital Corp. 3.25%, 06/15/26 (Call 03/15/26)	835	905,145
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	1,750	1,735,461
Southwest Gas Corp. 2.20%, 06/15/30 (Call 03/15/30)	209	220,518
3.70%, 04/01/28 (Call 01/01/28)	1,825	2,079,192

		61,657,023

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	2,099	2,283,943
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	425	470,941
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)(a)	1,255	1,330,115
3.40%, 03/01/26 (Call 01/01/26)	3,470	3,929,204
4.25%, 11/15/28 (Call 08/15/28)(a)	3,013	3,638,251

		11,652,454

Health Care - Products — 1.2%
Abbott Laboratories 1.15%, 01/30/28 (Call 11/30/27)	2,473	2,500,352
1.40%, 06/30/30 (Call 03/30/30)	705	716,187
3.75%, 11/30/26 (Call 08/30/26)(a)	9,862	11,541,882
3.88%, 09/15/25 (Call 06/15/25)(a)	2,815	3,219,777
Alcon Finance Corp. 2.60%, 05/27/30 (Call 02/27/30)(b)	3,865	4,100,562
2.75%, 09/23/26 (Call 07/23/26)(a)(b)	1,210	1,315,474

Security	Par (000)	Value

Health Care - Products (continued)
3.00%, 09/23/29 (Call 06/23/29)(b)	$5,120	$5,551,060
Baxter International Inc. 2.60%, 08/15/26 (Call 05/15/26)	6,683	7,327,160
3.75%, 10/01/25 (Call 09/01/25)(b)	755	860,980
3.95%, 04/01/30 (Call 01/01/30)(b)	3,788	4,557,001
Boston Scientific Corp. 2.65%, 06/01/30 (Call 03/01/30)	6,530	6,962,088
3.75%, 03/01/26 (Call 01/01/26)	4,984	5,706,953
4.00%, 03/01/28 (Call 12/01/27)(a)	129	149,172
4.00%, 03/01/29 (Call 12/01/28)	4,777	5,573,252
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	2,992	3,339,334
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	2,310	2,503,647
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,865	5,299,022
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	1,881	2,271,434
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	4,511	5,162,647
Stryker Corp. 1.95%, 06/15/30 (Call 03/15/30)	393	403,655
3.38%, 11/01/25 (Call 08/01/25)	3,176	3,565,524
3.50%, 03/15/26 (Call 12/15/25)	7,685	8,711,767
3.65%, 03/07/28 (Call 12/07/27)(a)	2,482	2,895,374
Thermo Fisher Scientific Inc. 2.60%, 10/01/29 (Call 07/01/29)	3,339	3,621,050
2.95%, 09/19/26 (Call 06/19/26)(a)	7,435	8,317,499
3.20%, 08/15/27 (Call 05/15/27)	4,220	4,760,386
3.65%, 12/15/25 (Call 09/15/25)	2,436	2,774,693
4.50%, 03/25/30 (Call 12/25/29)	6,258	7,792,393
Zimmer Biomet Holdings Inc. 3.05%, 01/15/26 (Call 12/15/25)	3,059	3,370,112
3.55%, 03/20/30 (Call 12/20/29)	5,796	6,471,694

		131,342,131

Health Care - Services — 1.6%
Advocate Health & Hospitals Corp. 3.83%, 08/15/28 (Call 05/15/28)(a)	945	1,098,920
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	67,111
Anthem Inc. 2.25%, 05/15/30 (Call 02/15/30)	7,002	7,264,933
2.88%, 09/15/29 (Call 06/15/29)	3,810	4,157,304
3.65%, 12/01/27 (Call 09/01/27)(a)	6,393	7,341,701
4.10%, 03/01/28 (Call 12/01/27)(a)	6,328	7,409,389
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	1,346	1,507,956
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	675	708,338
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	2,375	2,689,587
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	450	509,338
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	3,381	3,599,664
Fresenius Medical Care U.S. Finance III Inc., 3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,570	2,874,222
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	9,966	11,482,526
4.50%, 02/15/27 (Call 08/15/26)	6,251	7,143,114
5.25%, 06/15/26 (Call 12/15/25)	6,611	7,802,566
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	588	600,325

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)(a)	$699	$772,416
3.95%, 03/15/27 (Call 12/15/26)(a)	6,133	7,057,416
4.88%, 04/01/30 (Call 01/01/30)	1,890	2,375,565
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	3,120	3,503,088
Laboratory Corp. of America Holdings 2.95%, 12/01/29 (Call 09/01/29)	3,051	3,339,915
3.60%, 09/01/27 (Call 06/01/27)(a)	2,540	2,896,680
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,429	2,625,340
Series H, 2.75%, 10/01/26(a)	115	124,081
Quest Diagnostics Inc. 2.95%, 06/30/30 (Call 03/30/30)	3,020	3,299,594
3.45%, 06/01/26 (Call 03/01/26)(a)	4,787	5,431,423
4.20%, 06/30/29 (Call 03/30/29)(a)	2,115	2,523,997
Roche Holdings Inc. 2.38%, 01/28/27 (Call 10/28/26)(a)(b)	2,885	3,125,691
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	10,480	11,575,124
3.63%, 09/17/28 (Call 06/17/28)(b)	3,015	3,521,989
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	265	309,357
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	471	532,091
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,492	1,628,388
UnitedHealth Group Inc. 1.25%, 01/15/26 (Call 12/15/25)	3,890	3,993,065
2.00%, 05/15/30 (Call 02/15/30)	6,462	6,774,456
2.88%, 08/15/29	3,884	4,357,680
2.95%, 10/15/27(a)	4,786	5,368,960
3.10%, 03/15/26	6,899	7,760,055
3.38%, 04/15/27	4,032	4,604,567
3.45%, 01/15/27	4,504	5,166,629
3.70%, 12/15/25	2,867	3,300,381
3.85%, 06/15/28	5,440	6,436,003
3.88%, 12/15/28	6,267	7,488,430
Universal Health Services Inc., 5.00%, 06/01/26 (Call 06/01/21)(a)(b)	325	336,375

		176,485,750

Holding Companies - Diversified — 0.2%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	941	940,672
3.88%, 01/15/26 (Call 12/15/25)	555	560,821
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	310	341,283
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,000	2,214,646
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	7,685	8,212,681
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,300	2,606,670
Owl Rock Capital Corp. 3.75%, 07/22/25 (Call 06/22/25)(a)	516	516,343
4.25%, 01/15/26 (Call 12/15/25)	545	548,397

		15,941,513

Home Builders — 0.0%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)	665	712,937
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,390	1,508,102

		2,221,039

Security	Par (000)	Value

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(a)(b)	$1,979	$2,171,972
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)(a)	2,157	2,262,489
4.40%, 03/15/29 (Call 12/15/28)	2,887	3,177,812
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,575	2,872,498
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	3,150	3,859,167

		14,343,938

Household Products & Wares — 0.3%
Avery Dennison Corp. 2.65%, 04/30/30 (Call 02/01/30)	1,400	1,488,395
4.88%, 12/06/28 (Call 09/06/28)	2,270	2,793,332
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	2,078	2,307,413
Clorox Co. (The) 1.80%, 05/15/30 (Call 02/15/30)	837	857,024
3.10%, 10/01/27 (Call 07/01/27)(a)	4,044	4,570,657
3.90%, 05/15/28 (Call 02/15/28)(a)	2,415	2,868,702
Kimberly-Clark Corp. 2.75%, 02/15/26(a)	2,578	2,843,866
3.10%, 03/26/30 (Call 12/26/29)	5,651	6,452,422
3.20%, 04/25/29 (Call 01/25/29)	781	897,656
3.95%, 11/01/28 (Call 08/01/28)(a)	723	869,914
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	8,935	9,887,629

		35,837,010

Insurance — 3.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)(c)	3,310	3,687,304
Aflac Inc. 2.88%, 10/15/26 (Call 07/15/26)	2,211	2,443,342
3.60%, 04/01/30 (Call 01/01/30)	2,451	2,873,574
AIA Group Ltd. 3.38%, 04/07/30 (Call 01/07/30)(b)	200	224,293
3.60%, 04/09/29 (Call 01/09/29)(b)	5,100	5,751,125
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	4,142	4,709,620
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	1,143	1,282,029
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	1,755	1,836,840
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	3,588	4,141,776
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	3,450	3,767,866
American Financial Group Inc. 3.50%, 08/15/26 (Call 05/15/26)	1,926	2,076,205
5.25%, 04/02/30 (Call 01/02/30)	733	894,747
American International Group Inc. 3.40%, 06/30/30 (Call 03/30/30)	7,097	7,868,760
3.90%, 04/01/26 (Call 01/01/26)	8,949	10,235,628
4.20%, 04/01/28 (Call 01/01/28)	4,900	5,717,355
4.25%, 03/15/29 (Call 12/15/28)(a)	4,374	5,137,485
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)(c)	619	683,073
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)	6,898	7,478,023
3.75%, 05/02/29 (Call 02/02/29)	3,136	3,633,427
4.50%, 12/15/28 (Call 09/15/28)(a)	4,468	5,446,674
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	5,387	6,178,883
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	2,128	2,464,764
Assurant Inc. 3.70%, 02/22/30 (Call 11/22/29)	75	79,506

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 03/27/28 (Call 12/27/27)	$1,969	$2,199,876
Athene Global Funding, 2.95%, 11/12/26(a)(b)	2,815	2,966,385
Athene Holding Ltd. 4.13%, 01/12/28 (Call 10/12/27)	4,299	4,702,053
6.15%, 04/03/30 (Call 01/03/30)	1,143	1,378,663
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	4,717	5,189,006
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	2,565	2,807,314
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	2,500	2,490,448
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	1,301	1,353,122
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)(a)	12,858	14,387,385
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)(a)	8,765	9,221,742
5.63%, 05/15/30 (Call 02/15/30)	755	876,885
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	1,952	2,170,532
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	1,710	1,956,235
Cincinnati Financial Corp., 6.92%, 05/15/28	100	132,860
CNA Financial Corp. 2.05%, 08/15/30 (Call 05/15/30)	1,890	1,885,150
3.45%, 08/15/27 (Call 05/10/27)(a)	4,633	5,116,185
3.90%, 05/01/29 (Call 02/01/29)	1,186	1,354,414
4.50%, 03/01/26 (Call 12/01/25)(a)	3,304	3,878,462
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	3,280	3,817,368
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(c)(d)	9,510	10,365,900
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	2,335	2,598,413
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	9,597	10,976,377
Fairfax Financial Holdings Ltd. 4.63%, 04/29/30 (Call 01/29/30)(b)	458	504,798
4.85%, 04/17/28 (Call 01/17/28)	3,446	3,821,905
Fidelity National Financial Inc. 3.40%, 06/15/30 (Call 03/15/30)	2,265	2,445,240
4.50%, 08/15/28 (Call 05/15/28)	2,252	2,606,728
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	300	320,623
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	6,750	7,221,655
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	3,048	3,170,173
Globe Life Inc. 2.15%, 08/15/30 (Call 05/15/30)	4,600	4,609,395
4.55%, 09/15/28 (Call 06/15/28)(a)	2,953	3,508,663
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	260	302,115
Guardian Life Global Funding, 1.40%, 07/06/27(b)	265	267,278
Hanover Insurance Group Inc. (The) 2.50%, 09/01/30 (Call 06/01/30)	2,000	2,033,069
4.50%, 04/15/26 (Call 01/15/26)	850	955,259
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	4,535	4,897,610
Jackson National Life Global Funding 3.05%, 04/29/26(a)(b)	2,765	3,037,479
3.05%, 06/21/29(a)(b)	1,500	1,593,978
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	4,412	5,332,245

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)(a)	$2,202	$2,383,476
3.63%, 12/12/26 (Call 09/15/26)(a)	3,353	3,762,220
3.80%, 03/01/28 (Call 12/01/27)(a)	4,152	4,710,424
Loews Corp. 3.20%, 05/15/30 (Call 02/15/30)	2,546	2,800,368
3.75%, 04/01/26 (Call 01/01/26)	3,574	4,057,105
Manulife Financial Corp. 2.48%, 05/19/27 (Call 03/19/27)	1,690	1,822,187
4.06%, 02/24/32 (Call 02/24/27)(a)(c)	1,447	1,546,000
4.15%, 03/04/26	4,693	5,552,645
Markel Corp. 3.35%, 09/17/29 (Call 06/17/29)(a)	1,570	1,718,059
3.50%, 11/01/27 (Call 08/01/27)(a)	1,694	1,832,807
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)	665	697,781
3.75%, 03/14/26 (Call 12/14/25)	44	50,553
4.38%, 03/15/29 (Call 12/15/28)	5,664	6,898,502
MassMutual Global Funding II 2.35%, 01/14/27(a)(b)	4,018	4,335,239
3.40%, 03/08/26(b)	4,941	5,625,088
Meiji Yasuda Life Insurance Co. 5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,500	5,590,128
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	6,700	7,741,392
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	2,072	2,255,689
MetLife Inc. 3.60%, 11/13/25 (Call 08/13/25)(a)	2,322	2,648,114
4.55%, 03/23/30 (Call 12/23/29)(a)	3,220	4,051,580
Metropolitan Life Global Funding I 2.95%, 04/09/30(b)	6,301	7,081,914
3.00%, 09/19/27(b)	2,562	2,856,887
3.05%, 06/17/29(a)(b)	5,190	5,900,888
3.45%, 12/18/26(a)(b)	5,236	6,009,024
Metropolitan Life Insurance Co., 7.80%, 11/01/25(a)(b)	775	1,011,640
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(a)(b)(c)(d)	4,000	4,840,000
Munich Re America Corp., Series B, 7.45%, 12/15/26	100	137,820
New York Life Global Funding 1.20%, 08/07/30(b)	120	117,550
2.35%, 07/14/26(b)	350	377,467
3.00%, 01/10/28(a)(b)	6,360	7,134,019
Nippon Life Insurance Co. 3.40%, 01/23/50 (Call 01/23/30)(b)(c)	5,698	6,125,350
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	7,000	7,910,000
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	2,018	1,947,726
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	3,085	3,422,583
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	3,192	3,556,283
Principal Financial Group Inc. 2.13%, 06/15/30 (Call 03/15/30)	3,283	3,406,191
3.10%, 11/15/26 (Call 08/15/26)(a)	1,021	1,132,393
3.70%, 05/15/29 (Call 02/15/29)(a)	3,205	3,736,613
Principal Life Global Funding II 2.50%, 09/16/29(a)(b)	1,675	1,815,599
3.00%, 04/18/26(a)(b)	1,345	1,500,793
Progressive Corp. (The) 2.45%, 01/15/27(a)	4,711	5,114,533

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.20%, 03/26/30 (Call 12/26/29)	$810	$933,349
4.00%, 03/01/29 (Call 12/01/28)(a)	1,249	1,496,290
Protective Life Corp. 3.40%, 01/15/30 (Call 10/15/29)(a)(b)	2,225	2,384,584
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	785	869,302
Prudential Financial Inc. 1.50%, 03/10/26 (Call 02/10/26)	61	63,681
2.10%, 03/10/30 (Call 12/10/29)(a)	2,963	3,128,482
3.88%, 03/27/28 (Call 12/27/27)(a)	624	734,245
4.50%, 09/15/47 (Call 09/15/27)(c)	1,509	1,632,986
5.38%, 05/15/45 (Call 05/15/25)(a)(c)	6,736	7,399,540
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	3,959	4,566,071
Prudential PLC, 3.13%, 04/14/30(a)	2,578	2,854,006
Reinsurance Group of America Inc. 3.15%, 06/15/30 (Call 03/15/30)	882	957,332
3.90%, 05/15/29 (Call 02/15/29)	5,945	6,740,480
3.95%, 09/15/26 (Call 06/15/26)	3,971	4,425,512
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(b)	570	586,839
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	504	537,883
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	2,572	2,896,347
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	1,165	1,115,743
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27)(a)(b)(c)	4,500	5,085,000
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	3,220	3,678,644
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	777	896,065
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	4,180	4,573,775
Voya Financial Inc. 3.65%, 06/15/26	1,684	1,906,336
4.70%, 01/23/48 (Call 01/23/28)(c)	2,440	2,452,200
Willis North America Inc. 2.95%, 09/15/29 (Call 06/15/29)	2,272	2,462,591
4.50%, 09/15/28 (Call 06/15/28)	4,859	5,793,149

		442,450,349

Internet — 1.8%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	13,013	14,738,957
Alphabet Inc. 0.80%, 08/15/27 (Call 06/15/27)	4,600	4,598,696
1.10%, 08/15/30 (Call 05/15/30)	6,385	6,365,879
2.00%, 08/15/26 (Call 05/15/26)	3,609	3,878,357
Amazon.com Inc. 1.20%, 06/03/27 (Call 04/03/27)	5,851	5,970,328
1.50%, 06/03/30 (Call 03/03/30)	5,807	5,929,555
3.15%, 08/22/27 (Call 05/22/27)	15,042	17,215,479
5.20%, 12/03/25 (Call 09/03/25)(a)	6,384	7,822,838
Baidu Inc. 3.43%, 04/07/30 (Call 01/07/30)	500	556,290
3.63%, 07/06/27(a)	3,265	3,587,288
4.38%, 03/29/28 (Call 12/29/27)	3,336	3,846,275
4.88%, 11/14/28 (Call 08/14/28)(a)	1,619	1,939,821
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)(a)	3,942	4,396,603
3.60%, 06/01/26 (Call 03/01/26)	5,195	5,832,068
4.50%, 04/13/27 (Call 02/13/27)	1,682	1,981,474
4.63%, 04/13/30 (Call 01/13/30)	7,228	8,733,910

Security	Par (000)	Value

Internet (continued)
E*TRADE Financial Corp. 3.80%, 08/24/27 (Call 05/24/27)	$3,061	$3,422,247
4.50%, 06/20/28 (Call 03/20/28)	1,718	2,002,304
eBay Inc. 2.70%, 03/11/30 (Call 12/11/29)	3,225	3,428,414
3.60%, 06/05/27 (Call 03/05/27)	5,611	6,341,122
Expedia Group Inc. 3.25%, 02/15/30 (Call 11/15/29)	2,725	2,580,462
3.80%, 02/15/28 (Call 11/15/27)	5,721	5,716,043
5.00%, 02/15/26 (Call 11/15/25)	2,247	2,366,531
JD.com Inc. 3.38%, 01/14/30 (Call 10/14/29)(a)	5,080	5,558,578
3.88%, 04/29/26(a)	945	1,053,654
Prosus NV 3.68%, 01/21/30 (Call 10/21/29)(b)	7,275	7,917,135
4.85%, 07/06/27 (Call 04/06/27)(b)	4,875	5,625,555
TD Ameritrade Holding Corp. 2.75%, 10/01/29 (Call 07/01/29)(a)	2,122	2,383,006
3.30%, 04/01/27 (Call 01/01/27)	7,445	8,414,254
Tencent Holdings Ltd. 1.81%, 01/26/26 (Call 12/26/25)(a)(b)	5,200	5,316,990
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	12,500	12,968,395
3.58%, 04/11/26 (Call 02/11/26)(b)	3,273	3,644,567
3.60%, 01/19/28 (Call 10/19/27)(b)	10,761	11,975,791
3.98%, 04/11/29 (Call 01/11/29)(b)	11,321	13,064,325
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	4,510	4,708,390

		205,881,581

Iron & Steel — 0.2%
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	2,100	2,289,000
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,100	2,203,026
Nucor Corp. 2.70%, 06/01/30 (Call 03/01/30)	413	444,825
3.95%, 05/01/28 (Call 02/01/28)(a)	2,770	3,231,673
Steel Dynamics Inc. 3.25%, 01/15/31 (Call 10/15/30)	55	59,136
3.45%, 04/15/30 (Call 01/15/30)	1,368	1,503,305
4.13%, 09/15/25 (Call 10/01/20)	300	306,887
5.00%, 12/15/26 (Call 12/15/21)	2,840	3,037,815
Vale Overseas Ltd. 3.75%, 07/08/30 (Call 04/08/30)	175	183,838
6.25%, 08/10/26	8,627	10,253,190

		23,512,695

Lodging — 0.3%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	185	194,045
Hyatt Hotels Corp. 4.38%, 09/15/28 (Call 06/15/28)	3,505	3,603,984
4.85%, 03/15/26 (Call 12/15/25)	1,477	1,577,447
5.75%, 04/23/30 (Call 01/23/30)	415	476,043
Las Vegas Sands Corp. 3.50%, 08/18/26 (Call 06/18/26)	4,854	4,951,742
3.90%, 08/08/29 (Call 05/08/29)	4,621	4,674,296
Marriott International Inc./MD 3.75%, 10/01/25 (Call 07/01/25)	441	454,516
4.63%, 06/15/30 (Call 03/15/30)	452	495,412
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	551	583,811
Series R, 3.13%, 06/15/26 (Call 03/15/26)	6,123	6,146,942
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,283	2,335,257

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd. 3.80%, 01/08/26 (Call 12/08/25)(b)	$200	$211,228
4.38%, 06/18/30 (Call 03/18/30)(a)(b)	205	220,680
5.40%, 08/08/28 (Call 05/08/28)(a)	7,989	9,051,537

		34,976,940

Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	3,946	4,674,486
Caterpillar Financial Services Corp., 2.40%, 08/09/26(a)	3,295	3,578,838
Caterpillar Inc. 2.60%, 09/19/29 (Call 06/19/29)(a)	1,933	2,124,717
2.60%, 04/09/30 (Call 01/09/30)	5,013	5,504,719
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	2,746	2,975,816
Deere & Co. 3.10%, 04/15/30 (Call 01/15/30)	2,373	2,716,131
5.38%, 10/16/29(a)	652	862,780
Dover Corp. 2.95%, 11/04/29 (Call 08/04/29)(a)	270	290,717
3.15%, 11/15/25 (Call 08/15/25)(a)	2,055	2,269,698
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	273	298,317
John Deere Capital Corp. 1.75%, 03/09/27	2,125	2,224,344
2.25%, 09/14/26	2,445	2,652,088
2.45%, 01/09/30(a)	1,354	1,474,479
2.65%, 06/10/26(a)	3,598	3,988,317
2.80%, 09/08/27(a)	4,229	4,722,296
2.80%, 07/18/29(a)	4,333	4,857,302
3.05%, 01/06/28(a)	3,586	4,029,995
3.40%, 09/11/25(a)	850	959,969
3.45%, 03/07/29(a)	3,602	4,206,605
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(a)	3,059	3,286,323
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,460	1,660,630
Otis Worldwide Corp. 2.29%, 04/05/27 (Call 02/05/27)(b)	4,254	4,520,333
2.57%, 02/15/30 (Call 11/15/29)(b)	7,826	8,360,842
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)(a)	3,666	4,246,709
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26 (Call 08/15/26)	1,442	1,524,897
4.95%, 09/15/28 (Call 06/15/28)	6,917	7,953,979
Xylem Inc., 3.25%, 11/01/26 (Call 08/01/26)(a)	2,837	3,183,135
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	385	401,986

		89,550,448

Manufacturing — 1.1%
3M Co. 2.25%, 09/19/26 (Call 06/19/26)	4,133	4,490,135
2.38%, 08/26/29 (Call 05/26/29)(a)	5,949	6,426,573
2.88%, 10/15/27 (Call 07/15/27)(a)	4,944	5,560,022
3.05%, 04/15/30 (Call 01/15/30)	2,845	3,243,030
3.38%, 03/01/29 (Call 12/01/28)	3,744	4,315,710
3.63%, 09/14/28 (Call 06/14/28)(a)	1,882	2,201,491
Carlisle Companies Inc. 2.75%, 03/01/30 (Call 12/01/29)	5,950	6,307,946
3.75%, 12/01/27 (Call 09/01/27)	495	556,980
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	3,612	4,021,008
General Electric Co. 3.45%, 05/01/27 (Call 03/01/27)	4,243	4,482,934
3.63%, 05/01/30 (Call 02/01/30)(a)	5,660	5,833,607
5.55%, 01/05/26	1,602	1,858,181

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)(a)	$7,069	$7,857,095
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	5,018	5,541,894
3.25%, 06/14/29 (Call 03/14/29)	5,958	6,732,489
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	975	1,093,532
Siemens Financieringsmaatschappij NV 2.35%, 10/15/26(b)	11,993	12,972,430
3.40%, 03/16/27(b)	9,575	10,729,319
6.13%, 08/17/26(a)(b)	2,670	3,475,378
Textron Inc. 2.45%, 03/15/31 (Call 12/15/30)	4,900	4,846,765
3.00%, 06/01/30 (Call 03/01/30)	125	131,322
3.38%, 03/01/28 (Call 12/01/27)	250	266,360
3.65%, 03/15/27 (Call 12/15/26)	4,353	4,688,199
3.90%, 09/17/29 (Call 06/17/29)(a)	1,033	1,139,533
4.00%, 03/15/26 (Call 12/15/25)	1,517	1,672,851
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	1,682	1,934,102
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/26 (Call 01/21/26)(a)	2,961	3,324,083
3.80%, 03/21/29 (Call 12/21/28)	4,189	4,908,792

		120,611,761

Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/28 (Call 11/15/27)	4,396	4,902,985
4.20%, 03/15/28 (Call 12/15/27)	6,895	7,900,705
5.05%, 03/30/29 (Call 12/30/28)	8,079	9,755,392
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)	5,515	5,487,128
1.95%, 01/15/31 (Call 10/15/30)	1,090	1,123,072
2.35%, 01/15/27 (Call 10/15/26)	7,193	7,732,616
2.65%, 02/01/30 (Call 11/01/29)	3,609	3,944,028
3.15%, 03/01/26 (Call 12/01/25)(a)	8,974	10,068,186
3.15%, 02/15/28 (Call 11/15/27)	7,780	8,822,296
3.30%, 02/01/27 (Call 11/01/26)	4,850	5,474,302
3.30%, 04/01/27 (Call 02/01/27)	6,315	7,191,072
3.40%, 04/01/30 (Call 01/01/30)	9,655	11,135,889
3.55%, 05/01/28 (Call 02/01/28)(a)	6,379	7,405,937
3.95%, 10/15/25 (Call 08/15/25)	11,105	12,806,965
4.15%, 10/15/28 (Call 07/15/28)	17,295	20,974,028
Cox Communications Inc. 3.35%, 09/15/26 (Call 06/15/26)(a)(b)	6,779	7,559,955
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	3,455	3,889,024
Discovery Communications LLC 3.63%, 05/15/30 (Call 02/15/30)	3,514	3,893,667
3.95%, 03/20/28 (Call 12/20/27)	9,504	10,762,130
4.13%, 05/15/29 (Call 02/15/29)	2,963	3,390,140
4.90%, 03/11/26 (Call 12/11/25)(a)	4,718	5,540,533
Fox Corp. 3.50%, 04/08/30 (Call 01/08/30)(a)	2,133	2,411,611
4.71%, 01/25/29 (Call 10/25/28)(a)	9,851	11,835,136
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	749	838,696
TCI Communications Inc. 7.13%, 02/15/28	414	575,811
7.88%, 02/15/26	2,130	2,901,747
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	3,347	3,721,251

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	$6,666	$7,015,903
2.95%, 06/15/27(a)	4,175	4,634,562
3.00%, 02/13/26(a)	4,741	5,270,094
3.15%, 09/17/25	3,959	4,415,942
ViacomCBS Inc. 2.90%, 01/15/27 (Call 10/15/26)(a)	2,579	2,785,761
3.38%, 02/15/28 (Call 11/15/27)(a)	3,020	3,327,520
3.70%, 06/01/28 (Call 03/01/28)	1,204	1,333,756
4.00%, 01/15/26 (Call 10/15/25)	4,862	5,491,791
4.20%, 06/01/29 (Call 03/01/29)(a)	3,123	3,588,202
7.88%, 07/30/30	3,500	5,065,674
Walt Disney Co. (The) 1.75%, 01/13/26	3,692	3,850,149
2.00%, 09/01/29 (Call 06/01/29)	9,007	9,377,197
2.20%, 01/13/28	5,156	5,455,964
3.38%, 11/15/26 (Call 08/15/26)	3,351	3,806,222
3.70%, 10/15/25 (Call 07/15/25)	2,154	2,450,985
3.70%, 03/23/27	3,138	3,629,413
3.80%, 03/22/30(a)	4,474	5,330,234

		258,873,671

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,280	1,411,868
Worthington Industries Inc., 4.55%, 04/15/26(a)	1,102	1,235,395

		2,647,263

Mining — 0.8%
Anglo American Capital PLC 4.00%, 09/11/27(a)(b)	1,173	1,293,260
4.50%, 03/15/28 (Call 12/15/27)(b)	6,876	7,809,418
4.75%, 04/10/27(b)	1,885	2,166,186
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	1,863	2,318,826
BHP Billiton Finance USA Ltd. 6.42%, 03/01/26	202	256,006
6.75%, 10/19/75 (Call 10/20/25)(b)(c)	12,160	14,529,376
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	6,879	7,243,426
3.15%, 01/14/30 (Call 10/14/29)(b)	3,285	3,473,888
3.63%, 08/01/27 (Call 05/01/27)(b)	8,945	9,774,776
4.50%, 09/16/25(b)	200	224,968
Glencore Funding LLC 3.88%, 10/27/27 (Call 07/27/27)(a)(b)	780	849,950
4.00%, 03/27/27 (Call 12/27/26)(b)	7,558	8,299,264
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	2,739	3,233,543
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/30 (Call 02/15/30)(b)	3,794	4,438,980
6.53%, 11/15/28(b)	3,470	4,285,450
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	2,051	2,342,021
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	1,963	1,986,336
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(a)(b)	5,629	6,219,011
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	235	245,490
2.80%, 10/01/29 (Call 07/01/29)(a)	2,619	2,845,604
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,098	1,555,718
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(b)	452	463,768
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	1,275	1,385,074

		87,240,339

Security	Par (000)	Value

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	$3,433	$3,728,375

Oil & Gas — 4.8%
Aker BP ASA, 3.75%, 01/15/30 (Call 10/15/29)(b)	3,500	3,485,381
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)	4,230	4,208,313
3.02%, 01/16/27 (Call 10/16/26)	3,950	4,334,730
3.12%, 05/04/26 (Call 02/04/26)	6,122	6,794,826
3.41%, 02/11/26 (Call 12/11/25)	3,983	4,458,300
3.54%, 04/06/27 (Call 02/06/27)	2,858	3,222,289
3.59%, 04/14/27 (Call 01/14/27)	2,488	2,797,708
3.63%, 04/06/30 (Call 01/06/30)	8,259	9,504,175
3.80%, 09/21/25 (Call 07/21/25)	3,503	3,983,276
3.94%, 09/21/28 (Call 06/21/28)	3,748	4,387,655
4.23%, 11/06/28 (Call 08/06/28)	7,677	9,154,412
BP Capital Markets PLC 3.12%, 05/04/26 (Call 02/04/26)	1,125	1,229,309
3.28%, 09/19/27 (Call 06/19/27)(a)	5,633	6,293,405
3.51%, 03/17/25	5,900	6,596,284
3.72%, 11/28/28 (Call 08/28/28)(a)	2,658	3,062,144
4.38%, (Call 06/22/25)(c)(d)	9,000	9,450,000
4.88%, (Call 03/22/30)(c)(d)	50	54,610
Canadian Natural Resources Ltd. 2.95%, 07/15/30 (Call 04/15/30)	388	396,537
3.85%, 06/01/27 (Call 03/01/27)	6,255	6,760,753
Chevron Corp. 2.00%, 05/11/27 (Call 03/11/27)	3,340	3,539,481
2.24%, 05/11/30 (Call 02/11/30)	7,035	7,512,406
2.95%, 05/16/26 (Call 02/16/26)	7,829	8,717,798
3.33%, 11/17/25 (Call 08/17/25)	3,268	3,698,347
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	2,085	2,081,268
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	3,753	3,866,906
4.38%, 03/15/29 (Call 12/15/28)	3,290	3,512,557
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	3,520	3,776,750
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	5,733	6,740,747
Concho Resources Inc. 2.40%, 02/15/31 (Call 11/15/30)	615	601,850
3.75%, 10/01/27 (Call 07/01/27)	7,515	8,250,797
4.30%, 08/15/28 (Call 05/15/28)	4,085	4,614,493
ConocoPhillips Co. 4.95%, 03/15/26 (Call 12/15/25)	6,560	7,905,440
6.95%, 04/15/29	8,113	11,344,981
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	1,469	1,461,437
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	4,468	5,126,532
Diamondback Energy Inc. 3.25%, 12/01/26 (Call 10/01/26)	5,641	5,788,334
3.50%, 12/01/29 (Call 09/01/29)	6,041	6,150,907
Ecopetrol SA 5.38%, 06/26/26 (Call 03/26/26)	6,358	7,063,738
6.88%, 04/29/30 (Call 01/29/30)	10,542	12,718,290
Empresa Nacional del Petroleo 3.75%, 08/05/26 (Call 05/05/26)(b)	3,545	3,788,511
5.25%, 11/06/29 (Call 08/06/29)(b)	2,000	2,335,539
Eni SpA 4.25%, 05/09/29 (Call 02/09/29)(a)(b)	4,960	5,572,544
Series X-R, 4.75%, 09/12/28(b)	6,159	7,125,508
Eni USA Inc., 7.30%, 11/15/27	318	408,763

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc. 4.15%, 01/15/26 (Call 10/15/25)	$3,052	$3,535,481
4.38%, 04/15/30 (Call 01/15/30)	2,756	3,303,040
Equinor ASA 1.75%, 01/22/26 (Call 12/22/25)	4,791	5,020,539
2.38%, 05/22/30 (Call 02/22/30)(a)	5,860	6,231,330
3.00%, 04/06/27 (Call 02/06/27)(a)	2,678	2,978,660
3.13%, 04/06/30 (Call 01/06/30)(a)	2,746	3,094,230
3.63%, 09/10/28 (Call 06/10/28)(a)	6,676	7,821,388
6.50%, 12/01/28(b)	635	852,722
6.80%, 01/15/28(a)	550	744,057
7.15%, 01/15/29	733	1,018,370
7.25%, 09/23/27	429	585,688
Exxon Mobil Corp. 2.28%, 08/16/26 (Call 06/16/26)	3,448	3,747,427
2.44%, 08/16/29 (Call 05/16/29)	7,276	7,876,818
3.04%, 03/01/26 (Call 12/01/25)	11,729	13,066,039
3.29%, 03/19/27 (Call 01/19/27)	3,147	3,583,140
3.48%, 03/19/30 (Call 12/19/29)	9,463	11,000,622
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	5,000	5,662,100
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	8,674	9,239,341
7.88%, 10/01/29	183	231,697
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	6,545	7,194,196
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	3,662	3,898,775
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	240	287,501
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	4,384	4,499,386
Marathon Petroleum Corp. 3.80%, 04/01/28 (Call 01/01/28)(a)	3,232	3,550,017
5.13%, 12/15/26 (Call 09/15/26)	6,101	7,240,082
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	1,488	1,477,767
Noble Energy Inc. 3.25%, 10/15/29 (Call 07/15/29)	1,165	1,298,462
3.85%, 01/15/28 (Call 10/15/27)	5,178	5,879,519
8.00%, 04/01/27	275	362,806
Pertamina Persero PT 3.10%, 01/22/30 (Call 10/21/29)(a)(b)	2,400	2,465,765
3.10%, 08/27/30 (Call 05/25/30)(b)	2,000	2,060,000
3.65%, 07/30/29(a)(b)	2,880	3,067,200
Petronas Capital Ltd., 3.50%, 04/21/30 (Call 01/21/30)(b)	8,755	9,918,491
Phillips 66 2.15%, 12/15/30 (Call 09/15/30)	1,000	984,912
3.90%, 03/15/28 (Call 12/15/27)	4,410	4,995,623
Pioneer Natural Resources Co. 1.90%, 08/15/30 (Call 05/15/30)	4,800	4,668,600
4.45%, 01/15/26 (Call 10/15/25)	4,417	5,136,363
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	2,200	2,333,074
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(b)	2,350	2,581,475
Ras Laffan Liquefied Natural Gas Co. Ltd. 3 5.84%, 09/30/27(b)	3,045	3,581,681
6.33%, 09/30/27(b)	4,050	4,794,512
Saudi Arabian Oil Co., 3.50%, 04/16/29(b)	13,314	14,658,266
Shell International Finance BV 2.38%, 11/07/29 (Call 08/07/29)	7,984	8,502,288
2.50%, 09/12/26	4,577	5,023,017
2.75%, 04/06/30 (Call 01/06/30)	4,593	5,053,621
2.88%, 05/10/26	7,682	8,552,513
3.88%, 11/13/28 (Call 08/13/28)	6,270	7,383,571

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2016 Ltd. 2.75%, 09/29/26(b)	$500	$538,284
3.50%, 05/03/26(b)	1,250	1,390,875
Sinopec Group Overseas Development 2017 Ltd. 3.25%, 09/13/27(b)	80	87,447
3.63%, 04/12/27(b)	4,999	5,554,389
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/30 (Call 02/13/30)(b)	6,275	6,644,974
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	5,664	6,075,716
2.95%, 11/12/29 (Call 08/12/29)(b)	2,107	2,266,416
4.13%, 09/12/25(a)(b)	3,431	3,896,758
4.25%, 09/12/28(a)(b)	5,290	6,177,023
Suncor Energy Inc. 7.00%, 11/15/28	10	12,441
7.88%, 06/15/26	365	464,661
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)(b)	3,685	3,953,813
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	2,700	2,724,713
Tosco Corp., 8.13%, 02/15/30	150	219,169
Total Capital International SA 2.83%, 01/10/30 (Call 10/10/29)	2,026	2,253,085
3.46%, 02/19/29 (Call 11/19/28)	7,776	8,967,074
Total Capital SA, 3.88%, 10/11/28(a)	7,308	8,673,999
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	5,603	6,179,314
4.00%, 04/01/29 (Call 01/01/29)	5,178	5,830,872
4.35%, 06/01/28 (Call 03/01/28)	4,513	5,143,009
Woodside Finance Ltd. 3.70%, 09/15/26 (Call 06/15/26)(a)(b)	6,180	6,637,805
3.70%, 03/15/28 (Call 12/15/27)(b)	3,125	3,314,792
4.50%, 03/04/29 (Call 12/04/28)(b)	6,907	7,841,035

		539,767,867

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 3.14%, 11/07/29 (Call 08/07/29)	3,402	3,648,312
3.34%, 12/15/27 (Call 09/15/27)	5,366	5,855,730
4.49%, 05/01/30 (Call 02/01/30)	1,962	2,299,710
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)	4,787	4,858,675
3.80%, 11/15/25 (Call 08/15/25)	7,690	8,437,606
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	2,737	2,695,289
Schlumberger Holdings Corp. 3.90%, 05/17/28 (Call 02/17/28)(b)	7,033	7,687,273
4.00%, 12/21/25 (Call 09/21/25)(b)	4,101	4,541,954
4.30%, 05/01/29 (Call 02/01/29)(b)	4,620	5,225,886
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	630	644,092

		45,894,527

Packaging & Containers — 0.4%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	222	247,541
4.50%, 05/15/28 (Call 02/15/28)	3,675	4,314,879
Bemis Co. Inc. 2.63%, 06/19/30 (Call 03/19/30)	917	985,932
3.10%, 09/15/26 (Call 06/15/26)	595	640,239
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	280	312,316
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	2,950	3,063,125

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Packaging Corp. of America 3.00%, 12/15/29 (Call 09/15/29)(a)	$2,985	$3,271,877
3.40%, 12/15/27 (Call 09/15/27)(a)	2,810	3,155,580
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	3,907	4,281,213
WestRock MWV LLC, 8.20%, 01/15/30(a)	380	540,981
WRKCo Inc. 3.38%, 09/15/27 (Call 06/15/27)	1,825	2,014,993
3.90%, 06/01/28 (Call 03/01/28)(a)	4,315	4,926,220
4.00%, 03/15/28 (Call 12/15/27)	2,486	2,848,094
4.65%, 03/15/26 (Call 01/15/26)	6,300	7,412,740
4.90%, 03/15/29 (Call 12/15/28)(a)	3,889	4,791,247

		42,806,977

Pharmaceuticals — 5.2%
AbbVie Inc. 2.95%, 11/21/26 (Call 09/21/26)(a)(b)	19,040	20,945,615
3.20%, 05/14/26 (Call 02/14/26)	10,457	11,635,793
3.20%, 11/21/29 (Call 08/21/29)(b)	23,590	26,126,133
4.25%, 11/14/28 (Call 08/14/28)	9,524	11,341,263
AmerisourceBergen Corp. 2.80%, 05/15/30 (Call 02/15/30)	4,781	5,136,698
3.45%, 12/15/27 (Call 09/15/27)	1,897	2,173,828
AstraZeneca PLC 0.70%, 04/08/26 (Call 03/08/26)	100	99,199
1.38%, 08/06/30 (Call 05/06/30)	4,830	4,742,483
3.13%, 06/12/27 (Call 03/12/27)	2,324	2,585,116
3.38%, 11/16/25	12,322	13,893,406
4.00%, 01/17/29 (Call 10/17/28)	4,231	5,043,450
Bayer Corp., 6.65%, 02/15/28(b)	115	149,511
Bayer U.S. Finance II LLC 4.25%, 12/15/25 (Call 10/15/25)(a)(b)	11,514	13,237,952
4.38%, 12/15/28 (Call 09/15/28)(a)(b)	17,073	20,036,646
Becton Dickinson and Co. 2.82%, 05/20/30 (Call 02/20/30)	3,907	4,244,588
3.70%, 06/06/27 (Call 03/06/27)	8,996	10,204,401
Bristol-Myers Squibb Co. 3.20%, 06/15/26 (Call 04/15/26)	10,564	12,018,652
3.25%, 02/27/27(a)	2,832	3,255,535
3.40%, 07/26/29 (Call 04/26/29)	18,104	21,151,968
3.45%, 11/15/27 (Call 08/15/27)	3,497	4,032,300
3.90%, 02/20/28 (Call 11/20/27)	7,940	9,267,923
Cardinal Health Inc. 3.41%, 06/15/27 (Call 03/15/27)	5,995	6,719,257
3.75%, 09/15/25 (Call 06/15/25)	2,013	2,263,911
Cigna Corp. 2.40%, 03/15/30 (Call 12/15/29)	9,232	9,699,790
3.05%, 10/15/27 (Call 07/15/27)	4,537	5,028,654
3.40%, 03/01/27 (Call 12/01/26)	8,853	9,913,939
4.13%, 11/15/25 (Call 09/15/25)	11,103	12,840,949
4.38%, 10/15/28 (Call 07/15/28)	10,870	13,020,718
4.50%, 02/25/26 (Call 11/27/25)	5,454	6,418,438
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	3,810	3,797,773
1.75%, 08/21/30 (Call 05/21/30)	5,230	5,169,711
2.88%, 06/01/26 (Call 03/01/26)	10,994	11,974,333
3.00%, 08/15/26 (Call 06/15/26)(a)	3,424	3,759,898
3.25%, 08/15/29 (Call 05/15/29)	8,409	9,339,005
3.63%, 04/01/27 (Call 02/01/27)	7,151	8,111,700
3.75%, 04/01/30 (Call 01/01/30)	6,371	7,364,452
4.30%, 03/25/28 (Call 12/25/27)	38,623	45,468,979

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co. 3.10%, 05/15/27 (Call 02/15/27)(a)	$2,558	$2,884,622
3.38%, 03/15/29 (Call 12/15/28)(a)	5,739	6,687,254
5.50%, 03/15/27(a)	910	1,161,829
Express Scripts Holding Co., 4.50%, 02/25/26 (Call 11/27/25)	1,093	1,254,742
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	11,063	13,128,876
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	1,965	2,272,911
Johnson & Johnson 0.95%, 09/01/27 (Call 07/01/27)	145	146,342
2.45%, 03/01/26 (Call 12/01/25)	9,126	10,026,969
2.90%, 01/15/28 (Call 10/15/27)(a)	10,646	12,055,320
2.95%, 03/03/27 (Call 12/03/26)	2,154	2,417,870
6.95%, 09/01/29	395	577,817
McKesson Corp. 3.95%, 02/16/28 (Call 11/16/27)(a)	3,415	4,000,994
4.75%, 05/30/29 (Call 02/28/29)	2,492	3,043,554
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	4,089	4,755,645
Merck & Co. Inc. 0.75%, 02/24/26 (Call 01/24/26)	713	718,180
1.45%, 06/24/30 (Call 03/24/30)	895	907,611
3.40%, 03/07/29 (Call 12/07/28)	13,075	15,288,833
Merck Sharp & Dohme Corp., 6.40%, 03/01/28	50	64,913
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	4,302	5,037,685
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)(a)	9,023	10,219,223
Novartis Capital Corp. 2.00%, 02/14/27 (Call 12/14/26)	5,685	6,043,647
2.20%, 08/14/30 (Call 05/14/30)	5	5,371
3.00%, 11/20/25 (Call 08/20/25)	8,038	8,929,224
3.10%, 05/17/27 (Call 02/17/27)	5,915	6,639,609
Perrigo Finance Unlimited Co. 3.15%, 06/15/30 (Call 03/15/30)	260	273,583
4.38%, 03/15/26 (Call 12/15/25)	4,952	5,564,093
Pfizer Inc. 1.70%, 05/28/30 (Call 02/28/30)	7,312	7,564,649
2.63%, 04/01/30 (Call 01/01/30)	2,548	2,844,795
2.75%, 06/03/26	7,213	8,051,096
3.00%, 12/15/26	9,264	10,555,076
3.45%, 03/15/29 (Call 12/15/28)(a)	7,203	8,451,831
3.60%, 09/15/28 (Call 06/15/28)	5,093	6,016,329
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	2,209	2,599,241
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	14,943	16,742,205
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/30 (Call 12/31/29)	12,545	12,735,293
5.00%, 11/26/28 (Call 08/26/28)	7,582	9,389,912
Upjohn Inc. 2.30%, 06/22/27 (Call 04/22/27)(b)	552	575,064
2.70%, 06/22/30 (Call 03/22/30)(b)	3,290	3,426,632
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)	1,014	1,055,215
3.00%, 09/12/27 (Call 06/12/27)	5,860	6,538,145
3.90%, 08/20/28 (Call 05/20/28)(a)	2,882	3,430,668
4.50%, 11/13/25 (Call 08/13/25)	640	754,464

		587,051,299

Pipelines — 3.3%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	1,355	1,543,039

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Boardwalk Pipelines LP 4.45%, 07/15/27 (Call 04/15/27)	$3,400	$3,711,647
4.80%, 05/03/29 (Call 02/03/29)	1,622	1,793,550
5.95%, 06/01/26 (Call 03/01/26)	1,997	2,327,415
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)(b)	10,611	11,199,016
5.13%, 06/30/27 (Call 01/01/27)	1,978	2,226,570
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	3,225	3,585,213
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	95	106,550
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	500	559,403
Enable Midstream Partners LP 4.15%, 09/15/29 (Call 06/15/29)	760	709,247
4.40%, 03/15/27 (Call 12/15/26)	4,596	4,511,839
4.95%, 05/15/28 (Call 02/15/28)	3,743	3,685,111
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	4,180	5,057,633
Enbridge Inc. 3.13%, 11/15/29 (Call 08/15/29)	9,177	9,910,084
3.70%, 07/15/27 (Call 04/15/27)	6,855	7,653,157
4.25%, 12/01/26 (Call 09/01/26)	3,654	4,224,821
5.50%, 07/15/77 (Call 07/15/27)(c)	1,874	1,828,565
5.75%, 07/15/80 (Call 04/15/30)(c)	205	216,223
6.25%, 03/01/78 (Call 03/01/28)(c)	312	320,486
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	485	494,700
Energy Transfer Operating LP 3.75%, 05/15/30 (Call 02/15/30)	6,687	6,639,625
4.20%, 04/15/27 (Call 01/15/27)	1,702	1,779,568
4.75%, 01/15/26 (Call 10/15/25)	6,866	7,494,290
4.95%, 06/15/28 (Call 03/15/28)	3,980	4,267,218
5.25%, 04/15/29 (Call 01/15/29)	7,107	7,787,646
5.50%, 06/01/27 (Call 03/01/27)	5,105	5,701,437
8.25%, 11/15/29 (Call 08/15/29)	820	1,047,471
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	5,521	5,900,229
3.13%, 07/31/29 (Call 04/30/29)	8,194	8,951,983
3.70%, 02/15/26 (Call 11/15/25)	638	722,855
3.95%, 02/15/27 (Call 11/15/26)	2,746	3,134,537
4.15%, 10/16/28 (Call 07/16/28)	7,677	9,028,003
5.38%, 02/15/78 (Call 02/15/28)(c)	2,244	2,045,428
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	5,062	4,859,520
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	155	162,933
GNL Quintero SA, 4.63%, 07/31/29(b)	4,000	4,346,000
Kinder Morgan Inc. 2.00%, 02/15/31 (Call 11/15/30)	3,000	2,939,878
4.30%, 03/01/28 (Call 12/01/27)	8,622	9,989,261
Magellan Midstream Partners LP 3.25%, 06/01/30 (Call 03/01/30)	3,171	3,425,483
5.00%, 03/01/26 (Call 12/01/25)	2,161	2,520,560
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	4,500	4,535,175
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	175	175,086
2.65%, 08/15/30 (Call 05/15/30)	6,715	6,670,050
4.00%, 03/15/28 (Call 12/15/27)	6,281	6,923,045
4.13%, 03/01/27 (Call 12/01/26)	7,498	8,301,116
4.25%, 12/01/27 (Call 09/01/27)	4,652	5,195,591
4.80%, 02/15/29 (Call 11/15/28)	1,739	2,016,979

Security	Par (000)	Value

Pipelines (continued)
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	$2,986	$3,272,090
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,070	2,304,730
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	4,624	4,420,268
3.40%, 09/01/29 (Call 06/01/29)	2,324	2,287,470
4.00%, 07/13/27 (Call 04/13/27)	5,492	5,736,495
4.35%, 03/15/29 (Call 12/15/28)	3,575	3,741,492
4.55%, 07/15/28 (Call 04/15/28)	3,181	3,384,603
5.85%, 01/15/26 (Call 12/15/25)	2,805	3,233,952
Phillips 66 Partners LP 3.15%, 12/15/29 (Call 09/15/29)	3,156	3,179,331
3.55%, 10/01/26 (Call 07/01/26)	1,038	1,125,774
3.75%, 03/01/28 (Call 12/01/27)	4,562	4,788,825
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	3,524	3,511,941
4.50%, 12/15/26 (Call 09/15/26)	3,317	3,606,594
4.65%, 10/15/25 (Call 07/15/25)	6,401	6,962,793
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	1,026	1,158,836
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	4,449	4,892,840
4.50%, 05/15/30 (Call 11/15/29)(b)	6,950	7,952,122
5.00%, 03/15/27 (Call 09/15/26)	9,244	10,514,393
5.88%, 06/30/26 (Call 12/31/25)	9,278	11,158,861
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	3,466	3,819,688
Sunoco Logistics Partners Operations LP 3.90%, 07/15/26 (Call 04/15/26)	2,566	2,692,002
4.00%, 10/01/27 (Call 07/01/27)	3,795	3,902,230
5.95%, 12/01/25 (Call 09/01/25)	1,890	2,214,952
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	3,137	3,384,695
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/30 (Call 12/01/29)(b)	5,048	5,279,594
7.00%, 03/15/27	1,535	1,907,241
7.00%, 10/15/28	430	555,428
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	1,189	1,285,054
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	7,177	8,336,306
4.25%, 05/15/28 (Call 02/15/28)	5,797	6,757,956
4.88%, 01/15/26 (Call 10/15/25)	1,364	1,620,519
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27)(c)	5,660	5,785,652
5.50%, 09/15/79 (Call 09/15/29)(c)	6,060	6,453,900
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	7,022	7,672,167
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/30 (Call 02/15/30)(b)	5,508	5,991,873
4.00%, 03/15/28 (Call 12/15/27)	82	92,957
7.85%, 02/01/26 (Call 11/01/25)	4,644	6,072,327
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,110	2,349,380
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	3,445	3,888,578
Valero Energy Partners LP 4.38%, 12/15/26 (Call 09/15/26)	3,224	3,708,640
4.50%, 03/15/28 (Call 12/15/27)	1,975	2,272,657
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	6,074	6,710,853
4.00%, 09/15/25 (Call 06/15/25)	2,190	2,448,498

		374,661,793

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity — 0.1%
Apollo Management Holdings LP 2.65%, 06/05/30 (Call 03/05/30)(b)	$1,715	$1,711,728
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	2,891	3,328,176
4.87%, 02/15/29 (Call 11/15/28)(b)	3,634	4,260,193
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,234	2,383,074
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	2,700	3,094,920

		14,778,091

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	2,762	3,201,971
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	50	52,440
Ontario Teachers’ Cadillac Fairview Properties Trust 3.88%, 03/20/27 (Call 12/20/26)(b)	200	216,912
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	5,945	6,713,018

		10,184,341

Real Estate Investment Trusts — 5.3%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	2,750	2,734,383
2.75%, 12/15/29 (Call 09/15/29)(a)	1,765	1,920,469
3.80%, 04/15/26 (Call 02/15/26)(a)	5,337	6,102,660
3.95%, 01/15/27 (Call 10/15/26)	762	869,324
3.95%, 01/15/28 (Call 10/15/27)	2,647	3,051,408
4.30%, 01/15/26 (Call 10/15/25)	603	700,242
4.50%, 07/30/29 (Call 04/30/29)(a)	483	590,971
4.70%, 07/01/30 (Call 04/01/30)	260	322,949
American Campus Communities Operating Partnership LP 2.85%, 02/01/30 (Call 11/01/29)	3,696	3,694,043
3.30%, 07/15/26 (Call 05/15/26)(a)	328	351,317
3.63%, 11/15/27 (Call 08/15/27)	536	565,384
3.88%, 01/30/31 (Call 10/30/30)	670	726,770
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)(a)	3,249	3,702,261
4.90%, 02/15/29 (Call 11/15/28)	1,346	1,610,207
American Tower Corp. 2.10%, 06/15/30 (Call 03/15/30)	800	817,606
2.75%, 01/15/27 (Call 11/15/26)	2,925	3,183,988
2.90%, 01/15/30 (Call 10/15/29)	4,244	4,619,243
3.13%, 01/15/27 (Call 10/15/26)	3,412	3,765,418
3.38%, 10/15/26 (Call 07/15/26)(a)	5,737	6,450,193
3.55%, 07/15/27 (Call 04/15/27)	4,684	5,282,057
3.60%, 01/15/28 (Call 10/15/27)	2,943	3,336,006
3.80%, 08/15/29 (Call 05/15/29)	7,264	8,402,734
3.95%, 03/15/29 (Call 12/15/28)	4,267	4,955,302
4.40%, 02/15/26 (Call 11/15/25)(a)	3,522	4,089,102
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)	2,065	2,186,420
2.45%, 01/15/31 (Call 10/15/30)	1,670	1,779,708
2.90%, 10/15/26 (Call 07/15/26)(a)	2,331	2,548,504
2.95%, 05/11/26 (Call 02/11/26)(a)	3,217	3,517,205
3.20%, 01/15/28 (Call 10/15/27)	2,797	3,119,952
3.30%, 06/01/29 (Call 03/01/29)(a)	1,737	1,975,729
3.35%, 05/15/27 (Call 02/15/27)(a)	2,142	2,402,369
3.50%, 11/15/25 (Call 08/15/25)	335	377,878
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	4,340	4,688,511
2.90%, 03/15/30 (Call 12/15/29)(a)	4,488	4,743,205

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 06/21/29 (Call 03/21/29)	$4,107	$4,501,305
3.65%, 02/01/26 (Call 11/03/25)	3,831	4,277,594
4.50%, 12/01/28 (Call 09/01/28)	1,303	1,542,208
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	1,930	1,996,015
4.55%, 10/01/29 (Call 07/01/29)	353	376,953
Brixmor Operating Partnership LP 3.90%, 03/15/27 (Call 12/15/26)(a)	2,984	3,122,065
4.05%, 07/01/30 (Call 04/01/30)	3,565	3,833,007
4.13%, 06/15/26 (Call 03/15/26)	4,181	4,537,524
4.13%, 05/15/29 (Call 02/15/29)	1,626	1,761,598
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)	1,828	2,005,334
3.15%, 07/01/29 (Call 04/01/29)(a)	3,795	4,253,441
4.10%, 10/15/28 (Call 07/15/28)(a)	2,564	3,038,707
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,363,250
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)(a)	2,235	2,333,799
Crown Castle International Corp. 3.10%, 11/15/29 (Call 08/15/29)(a)	577	634,201
3.30%, 07/01/30 (Call 04/01/30)	3,320	3,698,593
3.65%, 09/01/27 (Call 06/01/27)(a)	5,525	6,260,118
3.70%, 06/15/26 (Call 03/15/26)	4,911	5,553,147
3.80%, 02/15/28 (Call 11/15/27)	5,351	6,114,616
4.00%, 03/01/27 (Call 12/01/26)(a)	2,949	3,391,266
4.30%, 02/15/29 (Call 11/15/28)	2,702	3,193,827
4.45%, 02/15/26 (Call 11/15/25)	5,077	5,892,245
CubeSmart LP 3.00%, 02/15/30 (Call 11/15/29)(a)	2,166	2,318,072
3.13%, 09/01/26 (Call 06/01/26)	635	686,317
4.00%, 11/15/25 (Call 08/15/25)	755	845,397
4.38%, 02/15/29 (Call 11/15/28)	2,435	2,851,465
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	2,771	3,026,043
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	1,803	2,085,031
3.70%, 08/15/27 (Call 05/15/27)	9,637	11,012,582
4.45%, 07/15/28 (Call 04/15/28)(a)	5,065	6,068,023
4.75%, 10/01/25 (Call 07/01/25)	478	561,522
Duke Realty LP 1.75%, 07/01/30 (Call 04/01/30)	3,070	3,073,316
2.88%, 11/15/29 (Call 08/15/29)(a)	1,461	1,605,969
3.25%, 06/30/26 (Call 03/30/26)	400	440,957
3.38%, 12/15/27 (Call 09/15/27)(a)	3,121	3,509,269
4.00%, 09/15/28 (Call 06/15/28)(a)	3,111	3,654,768
EPR Properties 3.75%, 08/15/29 (Call 05/15/29)(a)	2,644	2,338,547
4.50%, 06/01/27 (Call 03/01/27)	2,429	2,279,942
4.75%, 12/15/26 (Call 09/15/26)(a)	1,846	1,780,372
4.95%, 04/15/28 (Call 01/15/28)	1,457	1,413,305
Equinix Inc. 1.80%, 07/15/27 (Call 05/15/27)	1,119	1,136,736
2.15%, 07/15/30 (Call 04/15/30)	6,000	6,152,275
2.90%, 11/18/26 (Call 09/18/26)	2,984	3,257,215
3.20%, 11/18/29 (Call 08/18/29)(a)	6,619	7,301,485
5.38%, 05/15/27 (Call 05/15/22)	5,230	5,720,312
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)	662	712,579
2.85%, 11/01/26 (Call 08/01/26)(a)	3,640	4,031,135

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 07/01/29 (Call 04/01/29)(a)	$2,410	$2,674,279
3.25%, 08/01/27 (Call 05/01/27)(a)	800	891,969
3.50%, 03/01/28 (Call 12/01/27)(a)	4,638	5,277,949
4.15%, 12/01/28 (Call 09/01/28)(a)	3,517	4,192,626
Essex Portfolio LP 1.65%, 01/15/31 (Call 10/15/30)	435	421,183
3.00%, 01/15/30 (Call 10/15/29)(a)	2,605	2,822,717
3.38%, 04/15/26 (Call 01/15/26)	1,890	2,112,484
3.63%, 05/01/27 (Call 02/01/27)	170	190,413
4.00%, 03/01/29 (Call 12/01/28)	3,761	4,382,797
Federal Realty Investment Trust 3.20%, 06/15/29 (Call 03/15/29)	2,960	3,121,876
3.25%, 07/15/27 (Call 04/15/27)(a)	1,625	1,736,301
3.50%, 06/01/30 (Call 03/01/30)	1,173	1,271,100
GLP Capital LP/GLP Financing II Inc. 4.00%, 01/15/30 (Call 10/15/29)	2,550	2,645,880
5.30%, 01/15/29 (Call 10/15/28)(a)	3,946	4,364,197
5.38%, 04/15/26 (Call 01/15/26)	5,200	5,770,674
5.75%, 06/01/28 (Call 03/03/28)	2,919	3,319,954
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	470	513,029
Healthcare Realty Trust Inc. 2.40%, 03/15/30 (Call 12/15/29)	175	176,093
3.63%, 01/15/28 (Call 10/15/27)(a)	945	1,014,711
Healthcare Trust of America Holdings LP 3.10%, 02/15/30 (Call 11/15/29)(a)	1,050	1,109,937
3.50%, 08/01/26 (Call 05/01/26)	2,775	3,054,421
3.75%, 07/01/27 (Call 04/01/27)(a)	1,308	1,426,968
Healthpeak Properties Inc. 2.88%, 01/15/31 (Call 10/15/30)	45	48,093
3.00%, 01/15/30 (Call 10/15/29)(a)	3,815	4,152,065
3.25%, 07/15/26 (Call 05/15/26)(a)	3,322	3,719,207
3.50%, 07/15/29 (Call 04/15/29)	4,527	5,083,208
Highwoods Realty LP 3.05%, 02/15/30 (Call 11/15/29)(a)	1,395	1,444,393
3.88%, 03/01/27 (Call 12/01/26)	35	37,905
4.13%, 03/15/28 (Call 12/15/27)	1,525	1,680,142
4.20%, 04/15/29 (Call 01/15/29)	2,487	2,785,570
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	830	881,682
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,278	2,215,684
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)(a)	365	375,617
3.95%, 11/01/27 (Call 08/01/27)	2,918	3,157,166
4.65%, 04/01/29 (Call 01/01/29)	2,476	2,795,498
Kilroy Realty LP 2.50%, 11/15/32 (Call 08/15/32)	900	882,442
3.05%, 02/15/30 (Call 11/15/29)(a)	2,287	2,379,347
4.25%, 08/15/29 (Call 05/15/29)	105	118,351
4.38%, 10/01/25 (Call 07/01/25)	496	548,899
4.75%, 12/15/28 (Call 09/15/28)(a)	2,290	2,653,247
Kimco Realty Corp. 1.90%, 03/01/28 (Call 01/01/28)	2,500	2,466,249
2.80%, 10/01/26 (Call 07/01/26)(a)	4,687	4,916,111
3.80%, 04/01/27 (Call 01/01/27)	1,140	1,244,623
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,348	1,280,560
Life Storage LP 3.88%, 12/15/27 (Call 09/15/27)	670	744,862
4.00%, 06/15/29 (Call 03/15/29)	3,340	3,764,686
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)(a)	3,641	3,987,833

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP 1.70%, 02/15/31 (Call 11/15/30)	$2,830	$2,784,055
2.75%, 03/15/30 (Call 12/15/29)(a)	750	807,691
3.60%, 06/01/27 (Call 03/01/27)	2,936	3,298,810
3.95%, 03/15/29 (Call 12/15/28)(a)	3,630	4,214,696
4.00%, 11/15/25 (Call 08/15/25)	1,799	2,044,556
4.20%, 06/15/28 (Call 03/15/28)	25	29,120
National Retail Properties Inc. 2.50%, 04/15/30 (Call 01/15/30)	1,680	1,652,365
3.50%, 10/15/27 (Call 07/15/27)	2,204	2,344,485
3.60%, 12/15/26 (Call 09/15/26)	240	260,226
4.00%, 11/15/25 (Call 08/15/25)	1,490	1,666,908
4.30%, 10/15/28 (Call 07/15/28)	3,165	3,532,867
Omega Healthcare Investors Inc. 3.63%, 10/01/29 (Call 07/01/29)(a)	3,170	3,194,504
4.50%, 04/01/27 (Call 01/01/27)	2,550	2,705,694
4.75%, 01/15/28 (Call 10/15/27)	2,690	2,903,868
5.25%, 01/15/26 (Call 10/15/25)(a)	3,879	4,254,622
Physicians Realty LP 3.95%, 01/15/28 (Call 10/15/27)	200	207,536
4.30%, 03/15/27 (Call 12/15/26)(a)	2,780	2,949,838
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	50	49,124
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)	915	897,540
2.13%, 04/15/27 (Call 02/15/27)	2,112	2,257,312
2.25%, 04/15/30 (Call 01/15/30)	6,640	7,079,630
3.25%, 10/01/26 (Call 07/01/26)	866	979,597
3.88%, 09/15/28 (Call 06/15/28)(a)	235	279,962
4.38%, 02/01/29 (Call 11/01/28)	2,904	3,566,025
Public Storage 3.09%, 09/15/27 (Call 06/15/27)	1,260	1,427,328
3.39%, 05/01/29 (Call 02/01/29)(a)	4,210	4,904,157
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)(a)	4,385	4,742,859
3.25%, 06/15/29 (Call 03/15/29)(a)	2,559	2,816,256
3.25%, 01/15/31 (Call 10/15/30)	1,155	1,282,372
3.65%, 01/15/28 (Call 10/15/27)	2,823	3,152,804
4.13%, 10/15/26 (Call 07/15/26)	1,610	1,869,661
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)(a)	2,761	2,848,581
3.60%, 02/01/27 (Call 11/01/26)(a)	3,840	4,117,401
3.70%, 06/15/30 (Call 03/15/30)	2,403	2,645,065
3.90%, 11/01/25 (Call 08/01/25)	170	184,968
4.13%, 03/15/28 (Call 12/15/27)(a)	1,340	1,491,641
Sabra Health Care LP 3.90%, 10/15/29 (Call 07/15/29)	2,361	2,294,515
5.13%, 08/15/26 (Call 05/15/26)	2,445	2,663,548
Scentre Group Trust 1/Scentre Group Trust 2 3.25%, 10/28/25 (Call 07/30/25)(b)	800	838,673
3.63%, 01/28/26 (Call 12/28/25)(b)	5,865	6,268,092
3.75%, 03/23/27 (Call 12/23/26)(b)	25	26,428
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,985	5,609,828
Simon Property Group LP 2.45%, 09/13/29 (Call 06/13/29)(a)	2,710	2,704,732
2.65%, 07/15/30 (Call 04/15/30)	20	20,020
3.25%, 11/30/26 (Call 08/30/26)	4,376	4,806,678
3.30%, 01/15/26 (Call 10/15/25)	8,319	9,093,256
3.38%, 06/15/27 (Call 03/15/27)(a)	4,947	5,325,707
3.38%, 12/01/27 (Call 09/01/27)(a)	2,488	2,688,647

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 09/01/25 (Call 06/01/25)	$1,259	$1,385,017
SITE Centers Corp. 4.25%, 02/01/26 (Call 11/01/25)	1,646	1,712,878
4.70%, 06/01/27 (Call 03/01/27)(a)	2,717	2,863,789
Spirit Realty LP 3.20%, 01/15/27 (Call 11/15/26)(a)	2,525	2,559,489
3.40%, 01/15/30 (Call 10/15/29)(a)	172	171,429
4.00%, 07/15/29 (Call 04/15/29)	3,284	3,443,495
4.45%, 09/15/26 (Call 06/15/26)	1,607	1,739,215
STORE Capital Corp. 4.50%, 03/15/28 (Call 12/15/27)(a)	1,514	1,601,186
4.63%, 03/15/29 (Call 12/15/28)	2,089	2,229,717
Tanger Properties LP 3.13%, 09/01/26 (Call 06/01/26)	570	536,454
3.88%, 07/15/27 (Call 04/15/27)	2,965	2,832,991
Trust F/1401, 4.87%, 01/15/30 (Call 10/30/29)(a)(b)	3,000	3,045,000
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)	734	793,002
3.20%, 01/15/30 (Call 10/15/29)(a)	3,241	3,605,188
3.50%, 07/01/27 (Call 04/01/27)	2,795	3,083,357
3.50%, 01/15/28 (Call 10/15/27)	893	995,600
4.40%, 01/26/29 (Call 10/26/28)(a)	3,010	3,584,503
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)(a)	3,498	3,536,147
3.25%, 10/15/26 (Call 07/15/26)	3,812	4,066,830
3.85%, 04/01/27 (Call 01/01/27)	1,411	1,523,530
4.00%, 03/01/28 (Call 12/01/27)	3,529	3,818,968
4.13%, 01/15/26 (Call 10/15/25)	2,413	2,709,052
4.40%, 01/15/29 (Call 10/15/28)(a)	3,020	3,386,486
VEREIT Operating Partnership LP 3.10%, 12/15/29 (Call 09/15/29)	1,617	1,627,797
3.40%, 01/15/28 (Call 11/15/27)	260	269,403
3.95%, 08/15/27 (Call 05/15/27)(a)	4,111	4,410,587
4.63%, 11/01/25 (Call 09/01/25)(a)	3,969	4,400,624
4.88%, 06/01/26 (Call 03/01/26)	1,724	1,924,484
WEA Finance LLC 2.88%, 01/15/27 (Call 11/15/26)(a)(b)	5,340	5,317,008
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	2,610	2,620,521
4.13%, 09/20/28 (Call 06/20/28)(b)	3,220	3,323,600
Welltower Inc. 2.70%, 02/15/27 (Call 12/15/26)(a)	1,993	2,120,580
3.10%, 01/15/30 (Call 10/15/29)	3,705	3,897,384
4.13%, 03/15/29 (Call 12/15/28)	2,922	3,285,539
4.25%, 04/01/26 (Call 01/01/26)(a)	3,295	3,765,400
4.25%, 04/15/28 (Call 01/15/28)	4,115	4,664,618
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)(a)	3,904	4,485,672
4.00%, 04/15/30 (Call 01/15/30)	5,797	6,746,867
6.95%, 10/01/27	770	981,721
WP Carey Inc. 3.85%, 07/15/29 (Call 04/15/29)(a)	844	908,436
4.25%, 10/01/26 (Call 07/01/26)(a)	1,250	1,408,803

		596,748,578

Retail — 2.9%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	2,989	3,294,114
Alimentation Couche-Tard Inc. 2.95%, 01/25/30 (Call 10/25/29)(a)(b)	4,309	4,640,401
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	4,077	4,505,040

Security	Par (000)	Value

Retail (continued)
AutoNation Inc. 3.80%, 11/15/27 (Call 08/15/27)	$2,285	$2,460,017
4.50%, 10/01/25 (Call 07/01/25)	525	583,752
4.75%, 06/01/30 (Call 03/01/30)	103	120,819
AutoZone Inc. 3.13%, 04/21/26 (Call 01/21/26)(a)	1,488	1,640,409
3.75%, 06/01/27 (Call 03/01/27)(a)	3,597	4,109,322
3.75%, 04/18/29 (Call 01/18/29)	2,703	3,134,279
4.00%, 04/15/30 (Call 01/15/30)	4,327	5,141,907
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	4,398	5,204,609
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	4,209	4,301,735
1.60%, 04/20/30 (Call 01/20/30)	7,947	8,096,986
3.00%, 05/18/27 (Call 02/18/27)	6,253	7,040,145
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	3,406	3,513,868
Dollar General Corp. 3.50%, 04/03/30 (Call 01/03/30)	6,413	7,338,630
3.88%, 04/15/27 (Call 01/15/27)	3,713	4,288,619
4.13%, 05/01/28 (Call 02/01/28)(a)	1,743	2,056,683
4.15%, 11/01/25 (Call 08/01/25)(a)	2,387	2,759,701
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	7,580	8,944,594
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	2,000	2,055,020
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	250	263,260
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)(a)	1,483	1,600,894
2.50%, 04/15/27 (Call 02/15/27)	3,079	3,372,284
2.70%, 04/15/30 (Call 01/15/30)(a)	8,366	9,292,809
2.80%, 09/14/27 (Call 06/14/27)	3,156	3,506,791
2.95%, 06/15/29 (Call 03/15/29)	8,110	9,143,779
3.00%, 04/01/26 (Call 01/01/26)	6,410	7,209,052
3.35%, 09/15/25 (Call 06/15/25)(a)	5,439	6,131,649
3.90%, 12/06/28 (Call 09/06/28)(a)	6,362	7,606,076
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	2,137	2,324,193
3.10%, 05/03/27 (Call 02/03/27)(a)	8,301	9,268,316
3.38%, 09/15/25 (Call 06/15/25)	1,954	2,189,761
3.65%, 04/05/29 (Call 01/05/29)(a)	9,465	10,966,622
4.50%, 04/15/30 (Call 01/15/30)	7,469	9,268,845
6.50%, 03/15/29	360	487,183
6.88%, 02/15/28(a)	475	640,916
McDonald’s Corp. 1.45%, 09/01/25 (Call 08/01/25)	118	121,922
2.13%, 03/01/30 (Call 12/01/29)	6,902	7,181,274
2.63%, 09/01/29 (Call 06/01/29)	3,783	4,115,731
3.50%, 03/01/27 (Call 12/01/26)	6,106	6,922,936
3.50%, 07/01/27 (Call 05/01/27)	4,209	4,811,791
3.60%, 07/01/30 (Call 04/01/30)	570	661,421
3.70%, 01/30/26 (Call 10/30/25)	5,146	5,881,379
3.80%, 04/01/28 (Call 01/01/28)	5,172	6,016,398
Nordstrom Inc. 4.00%, 03/15/27 (Call 12/15/26)	1,644	1,443,399
6.95%, 03/15/28	523	532,044
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)(a)	1,368	1,560,643
3.60%, 09/01/27 (Call 06/01/27)	2,997	3,441,715
3.90%, 06/01/29 (Call 03/01/29)(a)	3,788	4,435,786
4.20%, 04/01/30 (Call 01/01/30)	328	394,940
4.35%, 06/01/28 (Call 03/01/28)	2,060	2,439,960

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Ross Stores Inc. 4.70%, 04/15/27 (Call 02/15/27)	$4,710	$5,527,194
4.80%, 04/15/30 (Call 01/15/30)(a)	2,455	2,963,574
Starbucks Corp. 2.00%, 03/12/27 (Call 01/12/27)	1,121	1,175,963
2.25%, 03/12/30 (Call 12/12/29)	3,601	3,724,327
2.45%, 06/15/26 (Call 03/15/26)(a)	342	370,773
3.50%, 03/01/28 (Call 12/01/27)(a)	4,378	4,949,033
3.55%, 08/15/29 (Call 05/15/29)(a)	6,214	7,155,918
4.00%, 11/15/28 (Call 08/15/28)	3,370	3,973,758
Target Corp. 2.35%, 02/15/30 (Call 11/15/29)	2,698	2,930,940
2.50%, 04/15/26	1,339	1,467,421
3.38%, 04/15/29 (Call 01/15/29)	5,750	6,713,961
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	5,563	5,943,005
3.75%, 04/15/27 (Call 02/15/27)	3,515	4,045,023
3.88%, 04/15/30 (Call 01/15/30)	4,705	5,589,763
Walgreens Boots Alliance Inc. 3.20%, 04/15/30 (Call 01/15/30)	3,000	3,183,597
3.45%, 06/01/26 (Call 03/01/26)	6,557	7,209,499
Walmart Inc. 2.38%, 09/24/29 (Call 06/24/29)(a)	1,814	1,995,021
3.05%, 07/08/26 (Call 05/08/26)	7,196	8,119,067
3.25%, 07/08/29 (Call 04/08/29)(a)	6,905	8,071,113
3.70%, 06/26/28 (Call 03/26/28)	18,175	21,524,291
5.88%, 04/05/27(a)	570	745,042

		325,842,702

Savings & Loans — 0.2%
Nationwide Building Society 3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	3,865	4,438,867
4.00%, 09/14/26(b)	2,925	3,217,915
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	7,529	8,235,235
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	3,630	4,170,878

		20,062,895

Semiconductors — 2.4%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)	5,339	6,072,748
3.90%, 12/15/25 (Call 09/15/25)	3,413	3,920,008
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	1,164	1,208,012
3.30%, 04/01/27 (Call 01/01/27)	7,547	8,626,807
3.90%, 10/01/25 (Call 07/01/25)	2,250	2,591,380
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/28 (Call 10/15/27)(a)	6,213	6,726,098
3.88%, 01/15/27 (Call 10/15/26)	19,689	21,837,615
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	3,051	3,305,491
3.46%, 09/15/26 (Call 07/15/26)	6,440	7,057,899
4.11%, 09/15/28 (Call 06/15/28)	7,972	8,921,991
4.15%, 11/15/30 (Call 08/15/30)	7,440	8,387,277
4.25%, 04/15/26 (Call 02/15/26)	11,976	13,584,018
4.75%, 04/15/29 (Call 01/15/29)	12,570	14,753,001
5.00%, 04/15/30 (Call 01/15/30)	6,626	7,889,259
Intel Corp. 2.45%, 11/15/29 (Call 08/15/29)	9,355	10,182,348
2.60%, 05/19/26 (Call 02/19/26)(a)	5,260	5,784,577
3.15%, 05/11/27 (Call 02/11/27)(a)	4,763	5,365,313
3.75%, 03/25/27 (Call 01/25/27)	4,188	4,900,591

Security	Par (000)	Value

Semiconductors (continued)
3.90%, 03/25/30 (Call 12/25/29)	$7,236	$8,791,586
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	4,129	4,963,186
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)	1,119	1,159,023
3.75%, 03/15/26 (Call 01/15/26)	3,264	3,756,333
4.00%, 03/15/29 (Call 12/15/28)	6,389	7,651,528
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	2,799	3,373,277
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	712	789,953
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)(a)	4,487	5,144,636
4.66%, 02/15/30 (Call 11/15/29)	3,431	3,999,574
4.98%, 02/06/26 (Call 12/06/25)	4,230	4,933,395
5.33%, 02/06/29 (Call 11/06/28)	6,203	7,414,436
NVIDIA Corp. 2.85%, 04/01/30 (Call 01/01/30)	7,888	8,794,144
3.20%, 09/16/26 (Call 06/16/26)	6,254	7,074,030
NXP BV/NXP Funding LLC 5.35%, 03/01/26 (Call 01/01/26)(b)	2,869	3,432,366
5.55%, 12/01/28 (Call 09/01/28)(b)	1,610	2,020,680
NXP BV/NXP Funding LLC/NXP USA Inc. 3.15%, 05/01/27 (Call 03/01/27)(a)(b)	2,927	3,201,598
3.40%, 05/01/30 (Call 02/01/30)(b)	4,485	4,972,004
3.88%, 06/18/26 (Call 04/18/26)(b)	4,902	5,523,574
4.30%, 06/18/29 (Call 03/18/29)(b)	5,615	6,542,389
QUALCOMM Inc. 2.15%, 05/20/30 (Call 02/20/30)	3,776	3,986,530
3.25%, 05/20/27 (Call 02/20/27)	10,355	11,699,486
Texas Instruments Inc. 1.75%, 05/04/30 (Call 02/04/30)	2,414	2,494,659
2.25%, 09/04/29 (Call 06/04/29)	5,515	5,913,842
2.90%, 11/03/27 (Call 08/03/27)(a)	2,982	3,350,257
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,732	1,849,550

		263,946,469

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)(a)	3,780	4,125,299
5.00%, 11/15/25 (Call 11/15/20)(b)	790	816,353

		4,941,652

Software — 2.2%
Activision Blizzard Inc. 1.35%, 09/15/30 (Call 06/15/30)	315	308,768
3.40%, 09/15/26 (Call 06/15/26)(a)	6,998	8,013,257
3.40%, 06/15/27 (Call 03/15/27)	1,630	1,859,972
Adobe Inc. 2.15%, 02/01/27 (Call 12/01/26)	5,217	5,609,983
2.30%, 02/01/30 (Call 11/01/29)	8,595	9,285,289
Autodesk Inc. 2.85%, 01/15/30 (Call 10/15/29)	2,025	2,234,055
3.50%, 06/15/27 (Call 03/15/27)(a)	4,205	4,771,065
Broadridge Financial Solutions Inc. 2.90%, 12/01/29 (Call 09/01/29)	3,849	4,198,566
3.40%, 06/27/26 (Call 03/27/26)	4,195	4,710,196
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	2,129	2,356,180
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	1,892	2,015,736
4.50%, 12/01/27 (Call 09/01/27)	4,915	5,623,000
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	4,856	5,771,739

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	$7,762	$8,681,475
3.75%, 05/21/29 (Call 02/21/29)	3,321	3,901,231
5.00%, 10/15/25 (Call 07/15/25)	25	29,948
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)(a)	3,435	4,102,931
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)	5,737	6,087,165
2.65%, 06/01/30 (Call 03/01/30)	2,128	2,288,088
3.20%, 07/01/26 (Call 05/01/26)	10,757	12,062,874
3.50%, 07/01/29 (Call 04/01/29)	13,437	15,287,048
4.20%, 10/01/28 (Call 07/01/28)(a)	4,025	4,791,722
Intuit Inc. 1.35%, 07/15/27 (Call 05/15/27)	1,945	1,989,602
1.65%, 07/15/30 (Call 04/15/30)	3,135	3,203,396
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	13,461	14,714,475
3.13%, 11/03/25 (Call 08/03/25)(a)	2,121	2,378,943
3.30%, 02/06/27 (Call 11/06/26)(a)	15,577	17,840,988
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)(a)	13,169	14,444,822
2.80%, 04/01/27 (Call 02/01/27)	18,127	19,952,287
2.95%, 04/01/30 (Call 01/01/30)(a)	9,852	11,022,860
3.25%, 11/15/27 (Call 08/15/27)(a)	11,377	12,875,509
3.25%, 05/15/30 (Call 02/15/30)(a)	2,846	3,264,344
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	7,534	8,819,616
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	2,985	2,938,195
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	6,152	6,830,716
4.65%, 05/15/27 (Call 03/15/27)	2,317	2,705,306
4.70%, 05/15/30 (Call 02/15/30)	3,938	4,633,045

		241,604,392

Telecommunications — 3.7%
America Movil SAB de CV 2.88%, 05/07/30 (Call 02/07/30)	1,400	1,511,090
3.63%, 04/22/29 (Call 01/22/29)(a)	4,516	5,141,105
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	4,000	4,055,509
2.30%, 06/01/27 (Call 04/01/27)	4,808	5,103,572
2.95%, 07/15/26 (Call 04/15/26)(a)	5,945	6,535,232
3.80%, 02/15/27 (Call 11/15/26)	4,678	5,339,723
3.88%, 01/15/26 (Call 10/15/25)	2,885	3,286,489
4.10%, 02/15/28 (Call 11/15/27)	11,938	13,942,173
4.13%, 02/17/26 (Call 11/17/25)	13,721	15,859,176
4.25%, 03/01/27 (Call 12/01/26)	6,302	7,387,806
4.30%, 02/15/30 (Call 11/15/29)	14,425	17,235,288
4.35%, 03/01/29 (Call 12/01/28)	16,825	20,023,082
7.13%, 03/15/26	325	412,769
British Telecommunications PLC 3.25%, 11/08/29 (Call 08/08/29)(b)	3,821	4,173,941
5.13%, 12/04/28 (Call 09/04/28)(a)	3,978	4,906,871
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)	4,415	4,884,702
2.95%, 02/28/26	4,811	5,429,832
Deutsche Telekom International Finance BV 3.60%, 01/19/27 (Call 10/19/26)(a)(b)	4,815	5,391,964
4.38%, 06/21/28 (Call 03/21/28)(b)	7,610	9,084,162
8.75%, 06/15/30	14,785	23,295,505
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	3,665	4,055,082
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	1,389	1,581,495

Security	Par (000)	Value

Telecommunications (continued)
KT Corp., 2.50%, 07/18/26(b)	$200	$215,307
Level 3 Financing Inc. 3.40%, 03/01/27 (Call 01/01/27)(b)	4,386	4,722,516
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,580	3,889,455
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	3,000	2,995,313
4.60%, 02/23/28 (Call 11/23/27)(a)	4,679	5,414,368
4.60%, 05/23/29 (Call 02/23/29)	3,957	4,645,691
Ooredoo International Finance Ltd., 3.75%, 06/22/26(b)	5,000	5,608,190
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	3,405	3,760,184
3.63%, 12/15/25 (Call 09/15/25)	4,741	5,396,467
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,600	6,402,032
Telefonica Emisiones SA, 4.10%, 03/08/27	7,568	8,664,722
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)(a)	3,256	3,484,160
3.70%, 09/15/27 (Call 06/15/27)(a)	2,781	3,145,920
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)(b)	5,909	5,994,267
2.05%, 02/15/28 (Call 12/15/27)(b)	7,010	7,180,273
3.75%, 04/15/27 (Call 02/15/27)(b)	16,835	19,044,594
3.88%, 04/15/30 (Call 01/15/30)(b)	32,092	36,784,813
Verizon Communications Inc. 2.63%, 08/15/26	11,427	12,594,741
3.00%, 03/22/27 (Call 01/22/27)	3,722	4,158,284
3.15%, 03/22/30 (Call 12/22/29)(a)	8,101	9,167,472
3.88%, 02/08/29 (Call 11/08/28)	7,292	8,637,360
4.02%, 12/03/29 (Call 09/03/29)	16,578	19,924,242
4.13%, 03/16/27	12,952	15,328,226
4.33%, 09/21/28	17,129	20,741,051
Vodafone Group PLC 4.38%, 05/30/28(a)	17,692	21,189,731
7.88%, 02/15/30	318	465,248
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(a)(b)	2,495	2,646,289

		410,837,484

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 3.50%, 09/15/27 (Call 06/15/27)	1,580	1,633,560
3.55%, 11/19/26 (Call 09/19/26)(a)	2,739	2,892,350
3.90%, 11/19/29 (Call 08/19/29)	4,795	5,036,850

		9,562,760

Transportation — 1.3%
AP Moller - Maersk A/S 3.88%, 09/28/25 (Call 06/28/25)(b)	2,815	3,058,847
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,525	1,684,804
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(c)	439	496,664
Burlington Northern Santa Fe LLC 3.25%, 06/15/27 (Call 03/15/27)	3,779	4,305,250
3.65%, 09/01/25 (Call 06/01/25)	3,000	3,412,935
7.00%, 12/15/25	1,000	1,310,508
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)(a)	3,469	3,810,694
6.90%, 07/15/28	461	641,360
Canadian Pacific Railway Co. 2.05%, 03/05/30 (Call 12/05/29)	2,173	2,276,249
3.70%, 02/01/26 (Call 11/01/25)	1,000	1,120,557
4.00%, 06/01/28 (Call 03/01/28)	2,806	3,310,456

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	$2,445	$2,887,305
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)(a)	1,888	1,991,134
2.60%, 11/01/26 (Call 08/01/26)(a)	2,628	2,869,652
3.25%, 06/01/27 (Call 03/01/27)(a)	4,318	4,876,447
3.35%, 11/01/25 (Call 08/01/25)(a)	2,903	3,289,212
3.80%, 03/01/28 (Call 12/01/27)	2,380	2,773,909
4.25%, 03/15/29 (Call 12/15/28)	3,525	4,236,749
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	3,245	3,606,006
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)	1,506	1,670,003
3.25%, 04/01/26 (Call 01/01/26)	2,965	3,305,863
3.30%, 03/15/27 (Call 12/15/26)	4,033	4,453,134
3.40%, 02/15/28 (Call 11/15/27)(a)	4,490	5,032,701
4.20%, 10/17/28 (Call 07/17/28)	2,425	2,868,980
4.25%, 05/15/30 (Call 02/15/30)	1,825	2,187,990
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(a)	3,427	3,962,879
Kansas City Southern 2.88%, 11/15/29 (Call 08/15/29)(a)	1,486	1,544,201
3.13%, 06/01/26 (Call 03/01/26)	225	235,182
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,182	2,299,557
Norfolk Southern Corp. 2.55%, 11/01/29 (Call 08/01/29)(a)	2,172	2,372,082
2.90%, 06/15/26 (Call 03/15/26)(a)	4,680	5,204,512
3.15%, 06/01/27 (Call 03/01/27)	2,983	3,307,104
3.80%, 08/01/28 (Call 05/01/28)(a)	3,127	3,704,993
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	2,753	2,958,594
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)	1,878	2,004,466
2.40%, 02/05/30 (Call 11/05/29)	2,743	2,967,652
2.75%, 03/01/26 (Call 12/01/25)	2,998	3,279,011
3.00%, 04/15/27 (Call 01/15/27)	1,116	1,249,395
3.70%, 03/01/29 (Call 12/01/28)(a)	7,482	8,759,305
3.95%, 09/10/28 (Call 06/10/28)	7,259	8,634,798
United Parcel Service Inc. 2.40%, 11/15/26 (Call 08/15/26)(a)	2,256	2,474,949
2.50%, 09/01/29 (Call 06/01/29)(a)	1,116	1,222,378
3.05%, 11/15/27 (Call 08/15/27)	5,638	6,384,844
3.40%, 03/15/29 (Call 12/15/28)	4,550	5,290,014
4.45%, 04/01/30 (Call 01/01/30)	4,640	5,846,296

		145,179,621

Trucking & Leasing — 0.2%
Aviation Capital Group LLC 3.50%, 11/01/27 (Call 07/01/27)(b)	2,173	1,931,312
4.88%, 10/01/25 (Call 07/01/25)(b)	2,405	2,366,571
GATX Corp. 3.25%, 09/15/26 (Call 06/15/26)(a)	747	802,559
3.50%, 03/15/28 (Call 12/15/27)	2,690	2,902,228
3.85%, 03/30/27 (Call 12/30/26)(a)	1,067	1,157,014
4.55%, 11/07/28 (Call 08/07/28)	1,870	2,166,380
4.70%, 04/01/29 (Call 01/01/29)(a)	2,008	2,351,333
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.35%, 11/01/29 (Call 08/01/29)(b)	186	197,904
3.40%, 11/15/26 (Call 08/15/26)(b)	2,267	2,489,578
4.20%, 04/01/27 (Call 01/01/27)(b)	3,694	4,162,391

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
4.45%, 01/29/26 (Call 11/29/25)(b)	$3,303	$3,791,663

		24,318,933

Water — 0.1%
American Water Capital Corp. 2.80%, 05/01/30 (Call 02/01/30)	298	328,286
2.95%, 09/01/27 (Call 06/01/27)	4,479	4,966,978
3.00%, 12/01/26 (Call 09/01/26)	40	43,500
3.45%, 06/01/29 (Call 03/01/29)(a)	714	822,011
3.75%, 09/01/28 (Call 06/01/28)(a)	4,964	5,813,948
Essential Utilities Inc. 2.70%, 04/15/30 (Call 01/15/30)	761	823,159
3.57%, 05/01/29 (Call 02/01/29)(a)	1,416	1,613,654
United Utilities PLC, 6.88%, 08/15/28(a)	199	260,444

		14,671,980

Total Corporate Bonds & Notes — 97.7% (Cost: $10,293,198,539)		10,965,376,334

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp. 2.25%, 07/18/26(a)(b)	2,200	2,351,756
3.13%, 07/20/27(a)(b)	1,844	2,033,954
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(b)	1,430	1,572,075
Korea National Oil Corp. 2.50%, 10/24/26(b)	7,500	8,095,575
2.63%, 04/14/26(a)(b)	2,606	2,816,356

		16,869,716

Total Foreign Government Obligations — 0.1% (Cost: $15,259,020)		16,869,716

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(g)(h)(i)	550,568	551,118,943
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(g)(h)	123,212	123,212,000

		674,330,943

Total Short-Term Investments — 6.0% (Cost: $673,785,911)		674,330,943

Total Investments in Securities — 103.8% (Cost: $10,982,243,470)		11,656,576,993

Other Assets, Less Liabilities — (3.8)%		(429,355,174)

Net Assets — 100.0%		$11,227,221,819

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate-Term Corporate Bond ETF

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$969,028,917	$—	$(417,758,759	)(a)	$(217,269)	$66,054	$551,118,943	550,568	$2,061,123	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	192,434,000	—	(69,222,000	)(a)	—	—	123,212,000	123,212	133,914		—

					$(217,269)	$66,054	$674,330,943		$2,195,037		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,965,376,334	$—	$10,965,376,334
Foreign Government Obligations	—	16,869,716	—	16,869,716
Money Market Funds	674,330,943	—	—	674,330,943

	$674,330,943	$10,982,246,050	$—	$11,656,576,993

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	34

Statement of Assets and Liabilities (unaudited)

August 31, 2020

iShares Intermediate-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$10,982,246,050
Affiliated(c)	674,330,943
Cash	4,717
Receivables:
Investments sold	126,429,809
Securities lending income — Affiliated	210,184
Capital shares sold	2,271,924
Dividends	11,650
Interest	100,195,912

Total assets	11,885,701,189

LIABILITIES
Collateral on securities loaned, at value	550,622,362
Payables:
Investments purchased	107,205,685
Capital shares redeemed	113,663
Investment advisory fees	537,660

Total liabilities	658,479,370

NET ASSETS	$11,227,221,819

NET ASSETS CONSIST OF:
Paid-in capital	$10,510,058,963
Accumulated earnings	717,162,856

NET ASSETS	$11,227,221,819

Shares outstanding	183,900,000

Net asset value	$61.05

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$535,703,861
(b) Investments, at cost — Unaffiliated	$10,308,457,559
(c) Investments, at cost — Affiliated	$673,785,911

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended August 31, 2020

iShares Intermediate-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$133,914
Interest — Unaffiliated	137,655,781
Securities lending income — Affiliated — net	2,061,123
Other income — Unaffiliated	22,669

Total investment income	139,873,487

EXPENSES
Investment advisory fees	2,726,072
Miscellaneous	264

Total expenses	2,726,336

Net investment income	137,147,151

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,349,443
Investments — Affiliated	(217,269)
In-kind redemptions — Unaffiliated	65,879,333

Net realized gain	72,011,507

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	99,478,302
Investments — Affiliated	66,054

Net change in unrealized appreciation (depreciation)	99,544,356

Net realized and unrealized gain	171,555,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$308,703,014

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	36

Statements of Changes in Net Assets

	iShares Intermediate-Term Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$137,147,151	$266,811,812
Net realized gain	72,011,507	173,558,903
Net change in unrealized appreciation (depreciation)	99,544,356	578,296,487

Net increase in net assets resulting from operations	308,703,014	1,018,667,202

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(138,819,893)	(258,084,081)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,669,588,158	3,083,356,041

NET ASSETS
Total increase in net assets	1,839,471,279	3,843,939,162
Beginning of period	9,387,750,540	5,543,811,378

End of period	$11,227,221,819	$9,387,750,540

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Intermediate-Term Corporate Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of period	$59.76		$53.88	$53.64	$54.53	$54.06	$55.16

Net investment income(b)	0.85		2.00	1.83	1.40	1.34	1.34
Net realized and unrealized gain (loss)(c)	1.33		5.86	0.26	(0.91)	0.46	(1.09)

Net increase from investment operations	2.18		7.86	2.09	0.49	1.80	0.25

Distributions(d)
From net investment income		(0.89)	(1.98)	(1.85)	(1.38)	(1.33)	(1.35)

Total distributions		(0.89)	(1.98)	(1.85)	(1.38)	(1.33)	(1.35)

Net asset value, end of period	$61.05		$59.76	$53.88	$53.64	$54.53	$54.06

Total Return
Based on net asset value	3.73	%(e)	14.83%	4.01%	0.87%	3.34%	0.51%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.11%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.06	%(f)	0.06%	0.10%	0.20%	0.20%	0.20%

Net investment income	2.88	%(f)	3.49%	3.45%	2.56%	2.44%	2.46%

Supplemental Data
Net assets, end of period (000)	$11,227,222		$9,387,751	$5,543,811	$7,192,788	$6,898,236	$6,054,686

Portfolio turnover rate(g)	15	%(e)	26%	86%	21%	16%	16%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	38

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Intermediate-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	40

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Intermediate-Term Corporate Bond
Barclays Bank PLC	$48,725,410	$48,725,410		$—	$—
Barclays Capital Inc.	10,973,019	10,973,019		—	—
BMO Capital Markets	984,554	984,554		—	—
BNP Paribas Prime Brokerage International Ltd.	15,529,483	15,529,483		—	—
BofA Securities, Inc.	31,645,593	31,645,593		—	—
Citigroup Global Markets Inc.	25,094,456	25,094,456		—	—
Credit Suisse Securities (USA) LLC	56,889,738	56,889,738		—	—
Deutsche Bank Securities Inc.	5,426,165	5,426,165		—	—
HSBC Securities (USA) Inc.	21,093,531	21,093,531		—	—
Jefferies LLC	2,410,228	2,410,228		—	—
JPMorgan Securities LLC	128,053,911	128,053,911		—	—
Morgan Stanley & Co. LLC	25,714,612	25,714,612		—	—
MUFG Securities Americas Inc.	9,652,635	9,652,635		—	—
Nomura Securities International Inc.	14,303,436	14,303,436		—	—
Pershing LLC	8,898,194	8,898,194		—	—
RBC Capital Markets LLC	21,632,513	21,632,513		—	—
Scotia Capital (USA) Inc.	8,571,780	8,571,780		—	—
Wells Fargo Securities LLC	100,104,603	100,104,603		—	—

	$535,703,861	$535,703,861		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Fund paid BTC $579,221 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Intermediate-Term Corporate Bond	$—	$637,343,919	$24,503,568

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$1,449,782,096	$1,464,451,499

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate-Term Corporate Bond	$3,449,613,941	$1,849,061,504

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 29, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $51,745,588.

N O T E S T O F I N A N C I A L S T A T E M E N T S	42

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate-Term Corporate Bond	$10,984,491,159	$680,393,571	$(8,307,737)	$672,085,834

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/20		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Intermediate-Term Corporate Bond
Shares sold	60,350,000	$3,587,057,296	77,700,000	$4,456,064,518
Shares redeemed	(33,550,000)	(1,917,469,138)	(23,500,000)	(1,372,708,477)

Net increase	26,800,000	$1,669,588,158	54,200,000	$3,083,356,041

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Name Change: Effective September 30, 2020, iShares Intermediate-Term Corporate Bond ETF changed its name to iShares 5-10 Year Investment Grade Corporate Bond ETF.

N O T E S T O F I N A N C I A L S T A T E M E N T S	44

Board Review and Approval of Investment Advisory Contract

iShares Intermediate-Term Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	46

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Intermediate-Term Corporate Bond(a)	$0.883594	$—	$0.001543	$0.885137	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	48

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-213-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares Long-Term Corporate Bond ETF | IGLB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.63%	21.94%

U.S. small cap equities (Russell 2000® Index)	6.57	6.02

International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13

Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® Long-Term Corporate Bond ETF

Investment Objective

The iShares Long-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”) (formerly the ICE BofAML 10+ Year US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.54%	8.41%	8.85%	7.05%	8.41%	52.79%	97.59%
Fund Market	2.51	8.31	8.93	6.92	8.31	53.34	95.23
Index	2.55	8.54	9.11	7.32	8.54	54.66	102.67

Index performance through June 29, 2014 reflect the performance of the ICE BofA 10+ Year US Corporate & Yankees Index. Index performance beginning on June 30, 2014 through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA 10+ Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/20)	(08/31/20)	the Period	(a)	(03/01/20)	(08/31/20)	the Period	(a)	Ratio
$ 1,000.00	$ 1,025.40	$ 0.31		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	9.4
A	38.8
Baa	45.9
Ba	2.4
Not Rated	1.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

5-10 Years	0.1%
10-15 Years	9.1
15-20 Years	21.3
More than 20 Years	69.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$270	$320,242

Aerospace & Defense — 2.4%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	465	588,204
BAE Systems PLC, 5.80%, 10/11/41(a)	25	34,733
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	472	443,173
3.30%, 03/01/35 (Call 09/01/34)(b)	35	32,492
3.38%, 06/15/46 (Call 12/15/45)	205	174,230
3.50%, 03/01/39 (Call 09/01/38)	295	266,686
3.50%, 03/01/45 (Call 09/01/44)	809	704,532
3.55%, 03/01/38 (Call 09/01/37)	280	253,269
3.60%, 05/01/34 (Call 02/01/34)	610	598,518
3.65%, 03/01/47 (Call 09/01/46)	225	194,966
3.75%, 02/01/50 (Call 08/01/49)	835	750,662
3.83%, 03/01/59 (Call 09/01/58)	350	308,469
3.85%, 11/01/48 (Call 05/01/48)	260	231,622
3.90%, 05/01/49 (Call 11/01/48)	612	560,436
3.95%, 08/01/59 (Call 02/01/59)	590	546,643
5.71%, 05/01/40 (Call 11/01/39)	1,690	1,962,664
5.81%, 05/01/50 (Call 11/01/49)	3,075	3,689,082
5.88%, 02/15/40	225	257,326
5.93%, 05/01/60 (Call 11/01/59)	2,000	2,447,914
6.13%, 02/15/33	320	380,279
6.63%, 02/15/38	156	189,597
6.88%, 03/15/39(b)	427	531,150
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	380	447,221
4.25%, 04/01/50 (Call 10/01/49)	1,140	1,485,988
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	595	788,119
5.05%, 04/27/45 (Call 10/27/44)	425	568,381
6.15%, 12/15/40	130	190,521
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	25	26,440
3.60%, 03/01/35 (Call 09/01/34)	99	118,858
3.80%, 03/01/45 (Call 09/01/44)	966	1,180,061
4.07%, 12/15/42	1,128	1,423,740
4.09%, 09/15/52 (Call 03/15/52)	1,065	1,383,475
4.50%, 05/15/36 (Call 11/15/35)	710	917,948
4.70%, 05/15/46 (Call 11/15/45)	1,118	1,531,323
5.72%, 06/01/40	50	73,437
Series B, 6.15%, 09/01/36	175	260,366
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	450	533,387
4.03%, 10/15/47 (Call 04/15/47)	1,559	1,905,456
4.75%, 06/01/43	840	1,090,877
5.05%, 11/15/40(b)	300	397,311
5.25%, 05/01/50 (Call 11/01/49)	250	359,505
Northrop Grumman Systems Corp., 7.75%, 02/15/31	647	987,016
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	350	375,440
3.75%, 11/01/46 (Call 05/01/46)	815	941,199
4.05%, 05/04/47 (Call 11/04/46)(b)	335	405,078
4.15%, 05/15/45 (Call 11/16/44)	220	266,375
4.20%, 12/15/44 (Call 06/15/44)(a)	100	115,539
4.35%, 04/15/47 (Call 10/15/46)(a)	705	877,951
4.45%, 11/16/38 (Call 05/16/38)	764	945,754

Security	Par (000)	Value

Aerospace & Defense (continued)
4.50%, 06/01/42	$2,155	$2,739,778
4.63%, 11/16/48 (Call 05/16/48)	1,051	1,384,710
4.70%, 12/15/41(a)	225	283,438
4.80%, 12/15/43 (Call 06/15/43)(a)	380	488,816
4.88%, 10/15/40(a)	392	503,999
5.40%, 05/01/35	591	806,658
5.70%, 04/15/40	802	1,119,113
6.05%, 06/01/36	230	327,633
6.13%, 07/15/38	840	1,232,458

		43,630,016

Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	1,486	1,551,309
4.25%, 08/09/42	875	928,574
4.45%, 05/06/50 (Call 11/06/49)	15	17,149
4.50%, 05/02/43	880	965,366
5.38%, 01/31/44	1,082	1,342,939
5.80%, 02/14/39 (Call 08/14/38)(b)	585	745,587
5.95%, 02/14/49 (Call 08/14/48)	1,655	2,249,883
6.20%, 02/14/59 (Call 08/14/58)	190	259,792
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	415	518,133
4.02%, 04/16/43	579	726,427
4.50%, 03/15/49 (Call 09/15/48)	905	1,267,207
4.54%, 03/26/42	113	151,199
5.38%, 09/15/35(b)	55	80,994
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	1,855	2,021,976
4.54%, 08/15/47 (Call 02/15/47)	2,030	2,208,146
4.76%, 09/06/49 (Call 03/06/49)	345	386,777
5.28%, 04/02/50 (Call 02/02/49)	25	30,016
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)(b)	680	828,446
Philip Morris International Inc.
3.88%, 08/21/42	564	650,141
4.13%, 03/04/43	421	498,730
4.25%, 11/10/44	880	1,075,630
4.38%, 11/15/41	474	582,612
4.50%, 03/20/42	520	639,151
4.88%, 11/15/43	530	688,386
6.38%, 05/16/38	980	1,473,308
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	413	511,999
5.85%, 08/15/45 (Call 02/12/45)	1,170	1,451,433
6.15%, 09/15/43	225	282,941
7.25%, 06/15/37	825	1,107,492

		25,241,743

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	90	101,426
3.38%, 11/01/46 (Call 05/01/46)	505	581,652
3.38%, 03/27/50 (Call 09/27/49)	925	1,064,691
3.63%, 05/01/43 (Call 11/01/42)	575	683,621
3.88%, 11/01/45 (Call 05/01/45)	781	949,163

		3,380,553

Auto Manufacturers — 0.4%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	375	505,502
Daimler Finance North America LLC, 8.50%, 01/18/31	1,027	1,578,889
General Motors Co.
5.00%, 04/01/35	143	155,448

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.15%, 04/01/38 (Call 10/01/37)	$158	$168,243
5.20%, 04/01/45	840	910,009
5.40%, 04/01/48 (Call 10/01/47)(b)	525	576,876
5.95%, 04/01/49 (Call 10/01/48)	897	1,058,298
6.25%, 10/02/43	767	894,854
6.60%, 04/01/36 (Call 10/01/35)	1,020	1,225,190
6.75%, 04/01/46 (Call 10/01/45)(b)	606	736,560

		7,809,869

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	100	97,204
5.40%, 03/15/49 (Call 09/15/48)	206	229,727
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)(b)	345	377,411
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	730	786,518

		1,490,860

Banks — 8.0%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(c)	2,025	2,067,107
3.95%, 01/23/49 (Call 01/23/48)(c)	880	1,080,209
4.08%, 04/23/40 (Call 04/23/39)(c)	1,130	1,368,797
4.08%, 03/20/51 (Call 03/20/50)(c)	3,325	4,163,634
4.24%, 04/24/38 (Call 04/24/37)(c)	1,454	1,774,597
4.33%, 03/15/50 (Call 03/15/49)(c)	1,814	2,346,092
4.44%, 01/20/48 (Call 01/20/47)(c)	1,259	1,617,470
4.88%, 04/01/44	495	667,943
5.00%, 01/21/44	902	1,252,184
5.88%, 02/07/42	853	1,275,325
6.11%, 01/29/37	1,265	1,810,850
7.75%, 05/14/38	1,165	1,936,990
Series L, 4.75%, 04/21/45(b)	198	264,759
Bank of America N.A., 6.00%, 10/15/36	500	726,535
Barclays PLC
4.95%, 01/10/47(b)	940	1,268,478
5.25%, 08/17/45(b)	790	1,083,007
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(c)(d)	545	593,505
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(c)	663	789,338
4.28%, 04/24/48 (Call 04/24/47)(b)(c)	1,378	1,784,682
4.65%, 07/30/45	230	297,591
4.65%, 07/23/48 (Call 06/23/48)	2,119	2,852,149
4.75%, 05/18/46	1,705	2,183,293
5.30%, 05/06/44(b)	195	262,580
5.88%, 02/22/33	475	623,811
5.88%, 01/30/42(b)	897	1,326,920
6.00%, 10/31/33	164	221,066
6.13%, 08/25/36	482	654,566
6.63%, 06/15/32	942	1,326,614
6.68%, 09/13/43	280	437,956
6.88%, 03/05/38	110	161,075
6.88%, 02/15/98	17	26,919
8.13%, 07/15/39	1,410	2,488,027
Commonwealth Bank of Australia
3.74%, 09/12/39(a)(b)	595	669,333
3.90%, 07/12/47(a)(b)	839	1,035,689
4.32%, 01/10/48(a)	990	1,204,043
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,292	1,911,276
5.25%, 08/04/45	321	451,366
5.75%, 12/01/43(b)	1,300	1,906,761

Security	Par (000)	Value

Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45(b)	$1,566	$2,131,543
Fifth Third Bancorp., 8.25%, 03/01/38	741	1,232,384
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	350	425,615
4.63%, 02/13/47 (Call 08/13/46)(b)	495	612,725
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)	1,765	2,082,040
4.41%, 04/23/39 (Call 04/23/38)(c)	985	1,215,154
4.75%, 10/21/45 (Call 04/21/45)	1,134	1,513,321
4.80%, 07/08/44 (Call 01/08/44)	1,100	1,448,875
5.15%, 05/22/45	1,165	1,549,937
6.13%, 02/15/33	615	871,210
6.25%, 02/01/41	1,681	2,542,896
6.45%, 05/01/36	305	423,017
6.75%, 10/01/37	3,510	5,121,721
HSBC Bank USA N.A., 7.00%, 01/15/39	270	411,876
HSBC Holdings PLC
5.25%, 03/14/44	415	540,588
6.10%, 01/14/42(b)	858	1,263,899
6.50%, 05/02/36(b)	1,540	2,124,666
6.50%, 09/15/37	1,510	2,115,806
6.80%, 06/01/38	1,335	1,921,260
7.63%, 05/17/32	546	757,621
HSBC USA Inc., 7.20%, 07/15/97(b)	60	96,909
JPMorgan Chase & Co.
3.11%, 04/22/41 (Call 04/22/40)(c)	1,000	1,098,829
3.11%, 04/22/51 (Call 04/22/50)(c)	1,456	1,585,108
3.88%, 07/24/38 (Call 07/24/37)(c)	2,000	2,404,385
3.90%, 01/23/49 (Call 01/23/48)(c)	1,260	1,544,911
3.96%, 11/15/48 (Call 11/15/47)(c)	1,602	1,968,116
4.03%, 07/24/48 (Call 07/24/47)(c)	1,135	1,408,263
4.26%, 02/22/48 (Call 02/22/47)(c)	1,255	1,596,529
4.85%, 02/01/44	745	1,029,252
4.95%, 06/01/45	668	917,945
5.40%, 01/06/42	855	1,252,589
5.50%, 10/15/40	965	1,396,698
5.60%, 07/15/41(b)	1,425	2,117,230
5.63%, 08/16/43	1,013	1,480,465
6.40%, 05/15/38(b)	1,161	1,797,284
8.75%, 09/01/30	50	74,110
Lloyds Banking Group PLC
4.34%, 01/09/48(b)	935	1,170,545
5.30%, 12/01/45(b)	720	1,001,070
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	385	450,214
4.15%, 03/07/39(b)	925	1,130,861
4.29%, 07/26/38(b)	525	652,913
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(c)	1,281	1,546,294
4.30%, 01/27/45(b)	1,239	1,615,360
4.38%, 01/22/47(b)	1,960	2,612,753
4.46%, 04/22/39 (Call 04/22/38)(c)	635	805,324
5.60%, 03/24/51 (Call 03/24/50)(c)	799	1,231,783
6.38%, 07/24/42	1,689	2,676,490
7.25%, 04/01/32	808	1,236,540
Regions Bank/Birmingham AL, 6.45%, 06/26/37(b)	460	642,204
Regions Financial Corp., 7.38%, 12/10/37	105	157,256
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	385	480,931
Societe Generale SA, 5.63%, 11/24/45(a)(b)	315	395,699

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	$515	$627,710
5.70%, 03/26/44(a)(b)	1,230	1,599,979
UBS AG/London, 4.50%, 06/26/48(a)(b)	1,015	1,449,457
Wachovia Corp.
5.50%, 08/01/35(b)	472	632,608
6.55%, 10/15/35	260	358,819
7.50%, 04/15/35	175	257,576
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(c)	25	26,474
3.90%, 05/01/45	1,212	1,426,889
4.40%, 06/14/46	1,021	1,222,747
4.65%, 11/04/44	1,126	1,371,619
4.75%, 12/07/46	1,025	1,297,902
4.90%, 11/17/45	660	838,299
5.01%, 04/04/51 (Call 04/04/50)(c)	4,525	6,176,913
5.38%, 02/07/35	568	771,818
5.38%, 11/02/43	1,365	1,828,958
5.61%, 01/15/44(b)	1,690	2,302,090
5.95%, 12/15/36	668	871,820
Wells Fargo Bank N.A.
5.85%, 02/01/37	650	888,873
5.95%, 08/26/36	570	775,331
6.60%, 01/15/38	1,270	1,885,351
Westpac Banking Corp., 4.42%, 07/24/39	812	1,004,752

		145,409,536

Beverages — 3.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,517	4,224,770
4.90%, 02/01/46 (Call 08/01/45)	5,705	7,044,853
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	658	718,632
4.63%, 02/01/44	557	657,021
4.70%, 02/01/36 (Call 08/01/35)	600	714,422
4.90%, 02/01/46 (Call 08/01/45)	1,249	1,522,532
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	835	893,153
4.35%, 06/01/40 (Call 12/01/39)	565	657,091
4.38%, 04/15/38 (Call 10/15/37)	930	1,072,747
4.44%, 10/06/48 (Call 04/06/48)	1,421	1,657,971
4.50%, 06/01/50 (Call 12/01/49)	1,270	1,535,125
4.60%, 04/15/48 (Call 10/15/47)	1,798	2,143,443
4.60%, 06/01/60 (Call 12/01/59)	400	491,534
4.75%, 04/15/58 (Call 10/15/57)	945	1,176,124
4.90%, 01/23/31 (Call 10/23/30)(b)	698	889,693
4.95%, 01/15/42	860	1,045,887
5.45%, 01/23/39 (Call 07/23/38)	1,395	1,780,929
5.55%, 01/23/49 (Call 07/23/48)	2,485	3,343,916
5.80%, 01/23/59 (Call 07/23/58)	635	907,298
8.00%, 11/15/39	325	512,389
8.20%, 01/15/39	827	1,330,955
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	300	364,752
5.30%, 05/15/48 (Call 11/15/47)(a)	515	666,421
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	140	168,548
4.50%, 07/15/45 (Call 01/15/45)	213	283,143
Coca-Cola Co. (The)
2.50%, 06/01/40	1,150	1,191,127

Security	Par (000)	Value

Beverages (continued)
2.60%, 06/01/50	$1,255	$1,276,375
2.75%, 06/01/60	95	96,644
4.20%, 03/25/50	1,300	1,718,886
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43(b)	306	424,596
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	45	49,696
4.10%, 02/15/48 (Call 08/15/47)(b)	300	346,239
4.50%, 05/09/47 (Call 11/09/46)	675	817,894
5.25%, 11/15/48 (Call 05/15/48)	618	827,662
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	735	881,569
5.88%, 09/30/36	535	771,693
Diageo Investment Corp., 4.25%, 05/11/42	95	119,513
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,500	1,608,819
4.38%, 05/10/43(b)	330	405,042
Heineken NV
4.00%, 10/01/42(a)(b)	603	712,425
4.35%, 03/29/47 (Call 09/29/46)(a)	120	152,306
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	550	690,564
4.50%, 11/15/45 (Call 05/15/45)	585	735,706
4.99%, 05/25/38 (Call 11/25/37)	660	865,872
5.09%, 05/25/48 (Call 11/25/47)	475	648,660
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,077	1,118,243
5.00%, 05/01/42(b)	800	904,968
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	1,050	1,124,734
3.38%, 07/29/49 (Call 01/29/49)	703	809,331
3.45%, 10/06/46 (Call 04/06/46)	1,025	1,205,861
3.50%, 03/19/40 (Call 09/19/39)	155	182,804
3.60%, 08/13/42	455	559,339
3.63%, 03/19/50 (Call 09/19/49)	1,185	1,440,457
3.88%, 03/19/60 (Call 09/19/59)	40	51,021
4.00%, 03/05/42	492	624,537
4.00%, 05/02/47 (Call 11/02/46)	695	880,262
4.25%, 10/22/44 (Call 04/22/44)	671	866,105
4.45%, 04/14/46 (Call 10/14/45)	1,154	1,538,010
4.60%, 07/17/45 (Call 01/17/45)	235	324,292
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	250	342,835

		62,117,436

Biotechnology — 1.3%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)(a)	1,795	1,769,249
3.15%, 02/21/40 (Call 08/21/39)	1,704	1,812,981
3.38%, 02/21/50 (Call 08/21/49)	1,065	1,162,633
4.40%, 05/01/45 (Call 11/01/44)	1,365	1,715,061
4.56%, 06/15/48 (Call 12/15/47)	1,055	1,358,709
4.66%, 06/15/51 (Call 12/15/50)(b)	1,980	2,618,166
4.95%, 10/01/41	366	487,025
5.15%, 11/15/41 (Call 05/15/41)	436	585,782
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	354	491,899
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,205	1,226,341
5.20%, 09/15/45 (Call 03/15/45)	855	1,169,505
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)(b)	415	519,567
4.15%, 03/01/47 (Call 09/01/46)	1,445	1,857,555
4.50%, 02/01/45 (Call 08/01/44)	1,206	1,565,912

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.60%, 09/01/35 (Call 03/01/35)	$1,085	$1,444,234
4.75%, 03/01/46 (Call 09/01/45)	798	1,068,029
4.80%, 04/01/44 (Call 10/01/43)	1,095	1,457,716
5.65%, 12/01/41 (Call 06/01/41)	980	1,430,574
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	260	248,675
Royalty Pharma PLC, 3.30%, 09/02/40 (Call 03/02/40)(a)	250	245,765

		24,235,378

Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	1,065	1,116,701
3.38%, 04/05/40 (Call 10/05/39)(a)	1,360	1,413,786
3.58%, 04/05/50 (Call 10/05/49)(a)	662	701,417
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	100	112,415
4.50%, 04/04/48 (Call 10/04/47)(a)	751	839,695
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	373	450,040
4.63%, 07/02/44 (Call 01/02/44)	437	533,272
4.95%, 07/02/64 (Call 01/02/64)(e)	415	519,965
5.13%, 09/14/45 (Call 03/14/45)	43	56,351
6.00%, 01/15/36	135	179,366
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	539	609,082
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	345	377,061
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	167	179,142
4.40%, 01/30/48 (Call 07/30/47)	354	388,831
7.00%, 12/01/36	249	331,258
Votorantim Cimentos SA, 7.25%, 04/05/41(a)	500	635,000
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	144	167,826
4.70%, 03/01/48 (Call 09/01/47)	605	720,842

		9,332,050

Chemicals — 1.5%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	455	487,970
2.80%, 05/15/50 (Call 11/15/49)	313	333,056
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	368	397,941
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	1,444	1,706,066
4.38%, 11/15/42 (Call 05/15/42)	243	274,195
4.63%, 10/01/44 (Call 04/01/44)(b)	390	449,813
4.80%, 05/15/49 (Call 11/15/48)	900	1,079,848
5.25%, 11/15/41 (Call 05/15/41)	116	141,170
5.55%, 11/30/48 (Call 05/30/48)(b)	540	711,970
9.40%, 05/15/39	366	622,647
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	639	825,292
5.42%, 11/15/48 (Call 05/15/48)(b)	1,820	2,491,726
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	424	500,793
4.80%, 09/01/42 (Call 03/01/42)	478	568,977
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	600	553,192
3.70%, 11/01/46 (Call 05/01/46)	75	85,611
3.95%, 12/01/47 (Call 06/01/47)(b)	567	723,147
5.50%, 12/08/41	278	402,153
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	430	544,440

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	$275	$313,911
5.00%, 09/26/48 (Call 03/26/48)(b)	345	429,097
Lubrizol Corp. (The), 6.50%, 10/01/34	350	545,533
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	940	1,124,453
5.25%, 07/15/43	910	1,113,947
LYB International Finance III LLC
4.20%, 10/15/49 (Call 04/15/49)	365	405,975
4.20%, 05/01/50 (Call 11/01/49)	25	27,407
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	883	1,011,045
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	230	239,849
5.45%, 11/15/33 (Call 05/15/33)	393	452,051
5.63%, 11/15/43 (Call 05/15/43)	145	167,182
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)(b)	145	167,945
4.90%, 06/01/43 (Call 12/01/42)	95	118,035
5.00%, 04/01/49 (Call 10/01/48)	673	881,198
5.25%, 01/15/45 (Call 07/15/44)	229	287,627
5.63%, 12/01/40(b)	390	499,604
5.88%, 12/01/36	241	297,219
6.13%, 01/15/41 (Call 07/15/40)	650	864,123
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)	900	1,050,300
Praxair Inc.
2.00%, 08/10/50 (Call 02/10/50)	350	323,937
3.55%, 11/07/42 (Call 05/07/42)(b)	750	895,195
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	560	586,881
Sherwin-Williams Co. (The)
3.80%, 08/15/49 (Call 02/15/49)(b)	435	501,388
4.00%, 12/15/42 (Call 06/15/42)	285	318,929
4.50%, 06/01/47 (Call 12/01/46)(b)	635	802,845
4.55%, 08/01/45 (Call 02/01/45)	120	147,765
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	507	541,300
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	600	632,826
5.00%, 08/15/46 (Call 02/15/46)(b)	330	377,902

		28,025,476

Commercial Services — 1.3%
American University (The), Series 2019, 3.67%, 04/01/49	500	560,996
California Institute of Technology, 4.70%, 11/01/2111	145	208,709
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	200	288,977
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(a)	300	313,884
5.63%, 09/25/48(a)	1,114	1,314,520
6.85%, 07/02/37(a)(b)	850	1,084,991
Duke University, 3.30%, 10/01/46	25	28,497
Equifax Inc., 7.00%, 07/01/37	110	141,322
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	115	125,223
5.63%, 03/15/42(a)	65	80,066
7.00%, 10/15/37(a)(b)	1,824	2,592,377
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	500	529,170
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)(b)	1,088	1,418,642
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	173	177,183
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	75	102,488

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	$168	$198,430
Johns Hopkins University, Series 2013, 4.08%, 07/01/53(b)	36	48,256
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	517	658,560
Massachusetts Institute of Technology
3.89%, 07/01/2116	235	295,486
3.96%, 07/01/38	59	73,973
4.68%, 07/01/2114	325	487,520
5.60%, 07/01/2111	625	1,097,420
Series F, 2.99%, 07/01/50 (Call 01/01/50)	600	704,342
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	85	93,776
4.88%, 12/17/48 (Call 06/17/48)	159	212,799
5.25%, 07/15/44	525	724,533
Northwestern University
4.64%, 12/01/44(b)	355	484,831
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	55	69,016
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	575	649,781
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	500	568,071
3.30%, 07/15/56 (Call 01/15/56)	385	473,628
3.62%, 10/01/37	344	424,911
4.88%, 10/15/40	200	281,438
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	75	69,423
3.25%, 12/01/49 (Call 06/01/49)	720	837,039
Trustees of Boston College, 3.13%, 07/01/52(b)	530	595,709
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	130	171,371
Trustees of Dartmouth College, 3.47%, 06/01/46(b)	260	298,481
Trustees of Princeton University (The), 5.70%, 03/01/39	515	796,107
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/2119 (Call 08/15/2118)	40	45,983
Tufts University, Series 2012, 5.02%, 04/15/2112	100	131,160
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	149	178,697
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	365	432,113
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	436	467,814
3.03%, 10/01/39	892	984,655
5.25%, 10/01/2111	250	399,349
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	280	352,749
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	455	521,959
5.50%, 06/15/45 (Call 12/15/44)	186	262,627
Wesleyan University, 4.78%, 07/01/2116	125	158,049
William Marsh Rice University
3.57%, 05/15/45	331	398,979
3.77%, 05/15/55	125	161,228
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	138	143,758

		23,921,066

Computers — 1.9%
Apple Inc.
2.40%, 08/20/50 (Call 06/20/50)	1,000	996,694
2.65%, 05/11/50 (Call 11/11/49)	188	194,238
2.95%, 09/11/49 (Call 03/11/49)	165	178,160
3.45%, 02/09/45(b)	1,644	1,922,562
3.75%, 09/12/47 (Call 03/12/47)	460	556,865
3.75%, 11/13/47 (Call 05/13/47)	975	1,183,506

Security	Par (000)	Value

Computers (continued)
3.85%, 05/04/43	$1,718	$2,118,239
3.85%, 08/04/46 (Call 02/04/46)	1,720	2,123,875
4.25%, 02/09/47 (Call 08/09/46)(b)	840	1,109,279
4.38%, 05/13/45(b)	1,680	2,218,890
4.45%, 05/06/44	835	1,124,205
4.50%, 02/23/36 (Call 08/23/35)	1,400	1,859,568
4.65%, 02/23/46 (Call 08/23/45)	2,109	2,899,912
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	1,286	1,711,857
8.35%, 07/15/46 (Call 01/15/46)(a)	1,129	1,525,870
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	500	625,101
6.35%, 10/15/45 (Call 04/15/45)	1,120	1,444,884
HP Inc., 6.00%, 09/15/41	869	1,068,569
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	410	423,670
4.00%, 06/20/42	1,025	1,232,340
4.15%, 05/15/39	1,063	1,308,225
4.25%, 05/15/49	1,865	2,369,601
4.70%, 02/19/46	805	1,074,678
5.60%, 11/30/39	680	976,526
5.88%, 11/29/32	356	518,881
7.13%, 12/01/96	117	202,281
Seagate HDD Cayman
4.13%, 01/15/31 (Call 10/15/30)(a)(b)	300	325,019
5.75%, 12/01/34 (Call 06/01/34)(b)	391	443,717

		33,737,212

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	295	386,872
4.00%, 08/15/45	330	446,687
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	620	694,510
3.70%, 08/15/42	50	55,183
4.15%, 03/15/47 (Call 09/15/46)	210	265,828
4.38%, 06/15/45 (Call 12/15/44)	535	694,490
6.00%, 05/15/37	255	369,195
Procter & Gamble Co. (The)
3.50%, 10/25/47	745	943,808
3.55%, 03/25/40	930	1,139,101
3.60%, 03/25/50	1,115	1,415,291
5.50%, 02/01/34	102	144,649
5.55%, 03/05/37	49	74,335
5.80%, 08/15/34(b)	85	122,290
Unilever Capital Corp., 5.90%, 11/15/32	951	1,406,001

		8,158,240

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	280	320,888
4.20%, 05/15/47 (Call 11/15/46)	195	237,587
4.60%, 06/15/45 (Call 12/15/44)	930	1,202,628

		1,761,103

Diversified Financial Services — 1.7%
Ally Financial Inc., 8.00%, 11/01/31	1,988	2,699,637
American Express Co., 4.05%, 12/03/42(b)	882	1,115,092
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	600	658,799
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	340	393,865
4.45%, 07/15/45(a)	200	242,346

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.00%, 06/15/44(a)(b)	$61	$78,492
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	765	905,434
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	625	622,508
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	831	1,093,206
5.30%, 09/15/43 (Call 03/15/43)	313	458,165
Credit Suisse USA Inc., 7.13%, 07/15/32	205	317,152
FMR LLC
5.15%, 02/01/43(a)(b)	250	339,325
6.50%, 12/14/40(a)	500	763,914
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	7,430	7,675,840
Invesco Finance PLC, 5.38%, 11/30/43	336	410,809
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	245	301,159
Jefferies Group LLC
6.25%, 01/15/36(b)	430	520,419
6.50%, 01/20/43	95	120,414
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	550	704,178
Legg Mason Inc., 5.63%, 01/15/44	230	312,898
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	898	1,085,823
3.80%, 11/21/46 (Call 05/21/46)	450	552,806
3.85%, 03/26/50 (Call 09/26/49)	825	1,037,868
3.95%, 02/26/48 (Call 08/26/47)(b)	340	427,409
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	313	335,659
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	50	54,621
Raymond James Financial Inc., 4.95%, 07/15/46	561	716,770
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	400	375,986
3.65%, 09/15/47 (Call 03/15/47)(b)	774	954,381
4.15%, 12/14/35 (Call 06/14/35)	1,124	1,464,633
4.30%, 12/14/45 (Call 06/14/45)	2,470	3,287,746
Western Union Co. (The)
6.20%, 11/17/36(b)	260	308,962
6.20%, 06/21/40	140	164,615

		30,500,931

Electric — 12.3%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(a)	200	236,000
6.50%, 10/27/36(a)(b)	800	1,174,064
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	225	250,164
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)(b)	78	90,816
Series E, 6.65%, 02/15/33	13	17,970
Series G, 4.15%, 05/01/49 (Call 11/01/48)	295	362,479
Series H, 3.45%, 01/15/50 (Call 07/15/49)	415	457,473
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	50	53,852
3.75%, 12/01/47 (Call 06/01/47)	485	577,063
3.80%, 06/15/49 (Call 12/15/48)	420	505,622
4.00%, 12/01/46 (Call 06/01/46)	465	571,817
4.25%, 09/15/48 (Call 03/15/48)(b)	320	407,741
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	415	476,261
3.75%, 03/01/45 (Call 09/01/44)	610	718,303
3.85%, 12/01/42	220	261,855

Security	Par (000)	Value

Electric (continued)
4.10%, 01/15/42	$85	$100,094
4.15%, 08/15/44 (Call 02/15/44)	367	453,082
4.30%, 01/02/46 (Call 07/02/45)	425	529,416
5.70%, 02/15/33	50	68,444
6.00%, 03/01/39	40	58,357
6.13%, 05/15/38	20	29,174
Series A, 4.30%, 07/15/48 (Call 01/15/48)	335	432,976
Series B, 3.70%, 12/01/47 (Call 06/01/47)	485	578,720
Ameren Illinois Co.
3.25%, 03/15/50 (Call 09/15/49)	340	391,835
3.70%, 12/01/47 (Call 06/01/47)	530	634,206
4.15%, 03/15/46 (Call 09/15/45)	25	31,330
4.30%, 07/01/44 (Call 01/01/44)	200	249,123
4.50%, 03/15/49 (Call 09/15/48)(b)	418	569,265
4.80%, 12/15/43 (Call 06/15/43)	250	328,891
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	325	413,071
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	141	168,796
4.45%, 06/01/45 (Call 12/01/44)	405	491,300
7.00%, 04/01/38	48	71,961
Series L, 5.80%, 10/01/35	212	293,359
Series P, 6.70%, 08/15/37	80	112,601
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	310	384,064
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	25	27,991
3.50%, 12/01/49 (Call 06/01/49)	205	234,032
3.75%, 05/15/46 (Call 11/15/45)	630	730,917
4.20%, 08/15/48 (Call 02/15/48)(b)	87	108,653
4.25%, 03/01/49 (Call 09/01/48)	610	769,624
4.35%, 11/15/45 (Call 05/15/45)	60	76,050
4.50%, 04/01/42 (Call 10/01/41)	351	440,138
5.05%, 09/01/41 (Call 03/01/41)	160	211,442
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	300	381,062
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	120	124,925
3.20%, 09/15/49 (Call 03/15/49)	360	392,180
3.50%, 08/15/46 (Call 02/15/46)	395	458,332
3.75%, 08/15/47 (Call 02/15/47)	50	59,652
4.25%, 09/15/48 (Call 03/15/48)	200	257,142
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	772	922,846
4.25%, 10/15/50 (Call 04/15/50)(a)	220	279,306
4.45%, 01/15/49 (Call 07/15/48)	831	1,077,994
4.50%, 02/01/45 (Call 08/01/44)	353	453,219
5.15%, 11/15/43 (Call 05/15/43)	797	1,092,180
5.95%, 05/15/37(b)	680	986,344
6.13%, 04/01/36	967	1,394,434
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	370	425,059
4.20%, 09/15/46 (Call 03/15/46)	220	267,005
4.35%, 05/01/33 (Call 02/01/33)	26	30,318
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	194	217,059
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	485	559,686
3.95%, 03/01/48 (Call 09/01/47)	325	407,984
4.50%, 04/01/44 (Call 10/01/43)	465	615,686
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	510	661,323
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	240	257,523
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	135	152,182

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	$520	$584,433
Cleco Power LLC, 6.00%, 12/01/40	100	131,632
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (Call 08/15/30)(a)	100	119,990
5.95%, 12/15/36	447	574,269
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	30	37,247
4.88%, 03/01/44 (Call 09/01/43)	346	462,179
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	380	409,450
Comision Federal de Electricidad
5.75%, 02/14/42(a)	600	672,000
6.13%, 06/16/45(a)	400	473,004
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	25	26,985
3.65%, 06/15/46 (Call 12/15/45)	420	496,597
3.70%, 03/01/45 (Call 09/01/44)	275	326,499
3.80%, 10/01/42 (Call 04/01/42)	400	478,585
4.00%, 03/01/48 (Call 09/01/47)	695	876,652
4.00%, 03/01/49 (Call 09/01/48)	410	511,860
4.35%, 11/15/45 (Call 05/15/45)	375	487,478
4.60%, 08/15/43 (Call 02/15/43)	150	195,812
4.70%, 01/15/44 (Call 07/15/43)	275	367,546
6.45%, 01/15/38	105	158,974
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	400	481,911
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	155	171,061
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	60	76,815
4.30%, 04/15/44 (Call 10/15/43)	703	909,495
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	225	258,135
3.85%, 06/15/46 (Call 12/15/45)	550	642,458
3.95%, 03/01/43 (Call 09/01/42)	600	702,686
4.45%, 03/15/44 (Call 09/15/43)	744	932,289
4.50%, 12/01/45 (Call 06/01/45)	757	960,915
4.50%, 05/15/58 (Call 11/15/57)	190	243,717
4.63%, 12/01/54 (Call 06/01/54)	678	891,282
5.70%, 06/15/40	195	271,634
Series 05-A, 5.30%, 03/01/35	125	169,445
Series 06-A, 5.85%, 03/15/36	125	172,527
Series 06-B, 6.20%, 06/15/36	395	560,777
Series 06-E, 5.70%, 12/01/36	90	122,132
Series 07-A, 6.30%, 08/15/37	125	183,590
Series 08-B, 6.75%, 04/01/38	435	670,709
Series 09-C, 5.50%, 12/01/39	465	641,566
Series 12-A, 4.20%, 03/15/42	113	135,862
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	635	733,752
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	90	107,923
Series A, 4.13%, 05/15/49 (Call 11/15/48)	415	513,674
Series C, 4.00%, 11/15/57 (Call 05/15/57)	59	69,871
Series C, 4.30%, 12/01/56 (Call 06/01/56)	302	374,210
Series E, 4.65%, 12/01/48 (Call 06/01/48)	510	668,803
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	515	500,128
3.10%, 08/15/50 (Call 02/15/50)	225	247,659
3.25%, 08/15/46 (Call 02/15/46)	450	512,194
3.75%, 02/15/50 (Call 08/15/49)(b)	48	59,085
3.95%, 05/15/43 (Call 11/15/42)	245	304,318
3.95%, 07/15/47 (Call 01/15/47)	310	386,330

Security	Par (000)	Value

Electric (continued)
4.05%, 05/15/48 (Call 11/15/47)	$430	$552,564
4.35%, 04/15/49 (Call 10/15/48)	649	871,846
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	384	418,257
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	304,550
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	371	487,299
7.00%, 06/15/38	403	593,310
Series A, 4.60%, 03/15/49 (Call 09/15/48)	60	80,738
Series B, 5.95%, 06/15/35	572	787,182
Series C, 4.05%, 09/15/42 (Call 03/15/42)	275	325,561
Series C, 4.90%, 08/01/41 (Call 02/01/41)(b)	392	508,798
Series E, 6.30%, 03/15/33	391	526,845
Series F, 5.25%, 08/01/33	530	672,068
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	301	389,286
5.10%, 06/01/65 (Call 12/01/64)	110	168,569
5.30%, 05/15/33	155	210,149
5.45%, 02/01/41 (Call 08/01/40)	380	529,113
6.05%, 01/15/38	343	502,147
6.63%, 02/01/32	325	471,243
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	620	660,661
3.70%, 03/15/45 (Call 09/15/44)	375	445,720
3.70%, 06/01/46 (Call 12/01/45)	235	278,372
3.75%, 08/15/47 (Call 02/15/47)	175	209,303
3.95%, 06/15/42 (Call 12/15/41)	100	117,798
3.95%, 03/01/49 (Call 09/01/48)(b)	55	69,310
4.30%, 07/01/44 (Call 01/01/44)	348	441,930
5.70%, 10/01/37	300	413,103
Series A, 4.00%, 04/01/43 (Call 10/01/42)	408	497,937
Series A, 4.05%, 05/15/48 (Call 11/15/47)	380	480,093
DTE Energy Co., 6.38%, 04/15/33	396	554,550
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	665	752,328
3.70%, 12/01/47 (Call 06/01/47)	340	410,151
3.75%, 06/01/45 (Call 12/01/44)	240	286,718
3.88%, 03/15/46 (Call 09/15/45)	390	480,780
3.95%, 03/15/48 (Call 09/15/47)	450	558,054
4.00%, 09/30/42 (Call 03/30/42)(b)	325	399,896
4.25%, 12/15/41 (Call 06/15/41)	465	595,471
5.30%, 02/15/40(b)	555	785,859
6.00%, 01/15/38	187	281,881
6.05%, 04/15/38	385	581,744
6.10%, 06/01/37	323	483,170
6.45%, 10/15/32	391	558,739
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	918	1,061,136
3.95%, 08/15/47 (Call 02/15/47)	250	294,210
4.20%, 06/15/49 (Call 12/15/48)	305	374,838
4.80%, 12/15/45 (Call 06/15/45)	466	610,095
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	495	559,896
3.85%, 11/15/42 (Call 05/15/42)	380	454,026
4.20%, 07/15/48 (Call 01/15/48)	425	538,656
5.65%, 04/01/40	150	216,315
6.35%, 09/15/37	166	252,437
6.40%, 06/15/38	565	871,119

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	$25	$25,958
3.75%, 05/15/46 (Call 11/15/45)	495	585,445
6.12%, 10/15/35	250	332,675
6.35%, 08/15/38	236	360,070
6.45%, 04/01/39(b)	285	437,727
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	150,695
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	190	255,101
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	281	315,768
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	60	70,386
4.30%, 02/01/49 (Call 08/01/48)(b)	335	434,897
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	470	553,849
3.70%, 10/15/46 (Call 04/15/46)	270	322,371
4.10%, 05/15/42 (Call 11/15/41)	410	510,157
4.10%, 03/15/43 (Call 09/15/42)	371	452,968
4.15%, 12/01/44 (Call 06/01/44)(b)	444	556,525
4.20%, 08/15/45 (Call 02/15/45)	447	561,558
4.38%, 03/30/44 (Call 09/30/43)	180	228,456
6.30%, 04/01/38	175	266,595
E.ON International Finance BV, 6.65%, 04/30/38(a)	539	780,642
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	200	248,405
6.00%, 05/15/35	200	268,559
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	890	1,129,316
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	780	963,238
4.88%, 01/22/44(a)	292	363,962
4.95%, 10/13/45 (Call 04/13/45)(a)	680	840,781
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	1,200	1,566,188
5.25%, 10/13/55 (Call 04/13/55)(a)	115	150,161
5.60%, 01/27/40(a)(b)	860	1,134,471
6.00%, 01/22/2114(a)	554	737,333
6.95%, 01/26/39(a)(b)	205	314,044
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	262	326,444
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)	250	286,530
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)(b)	665	782,705
Enel Finance International NV
4.75%, 05/25/47(a)(b)	1,795	2,267,298
6.00%, 10/07/39(a)(b)	815	1,090,461
Entergy Arkansas LLC
4.20%, 04/01/49 (Call 10/01/48)	245	312,132
4.95%, 12/15/44 (Call 12/15/24)	20	21,797
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	265	306,219
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	25	26,545
4.00%, 03/15/33 (Call 12/15/32)(b)	335	421,160
4.20%, 09/01/48 (Call 03/01/48)(b)	481	622,620
4.20%, 04/01/50 (Call 10/01/49)	645	840,667
4.95%, 01/15/45 (Call 01/15/25)	100	110,019
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	635	777,506
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	350	397,673
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	225	252,362
3.45%, 04/15/50 (Call 10/15/49)	25	28,789
4.10%, 04/01/43 (Call 10/01/42)	218	265,683
4.13%, 03/01/42 (Call 09/01/41)	485	590,140

Security	Par (000)	Value

Electric (continued)
4.25%, 12/01/45 (Call 06/01/45)	$280	$354,512
4.63%, 09/01/43 (Call 03/01/43)	245	306,887
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	355	446,820
4.20%, 03/15/48 (Call 09/15/47)	260	330,361
5.30%, 10/01/41 (Call 04/01/41)	314	426,412
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)(b)	380	478,460
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	250	277,435
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	696	858,108
4.70%, 04/15/50 (Call 10/15/49)	50	64,530
4.95%, 06/15/35 (Call 12/15/34)	325	397,340
5.10%, 06/15/45 (Call 12/15/44)	511	666,836
5.63%, 06/15/35	527	707,606
7.60%, 04/01/32	180	257,830
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	375	436,735
5.75%, 10/01/41 (Call 04/01/41)	410	482,242
6.25%, 10/01/39(b)	823	1,015,993
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	25	25,101
Series C, 4.85%, 07/15/47 (Call 01/15/47)	625	763,265
Series C, 7.38%, 11/15/31	916	1,296,854
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	407	472,737
5.45%, 07/15/44 (Call 01/15/44)(a)	400	505,640
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	669	762,998
3.70%, 12/01/47 (Call 06/01/47)(b)	680	841,031
3.80%, 12/15/42 (Call 06/15/42)	354	434,095
3.95%, 03/01/48 (Call 09/01/47)	210	269,985
3.99%, 03/01/49 (Call 09/01/48)	475	612,660
4.05%, 06/01/42 (Call 12/01/41)	460	577,334
4.05%, 10/01/44 (Call 04/01/44)	305	385,830
4.13%, 02/01/42 (Call 08/01/41)	540	681,651
4.13%, 06/01/48 (Call 12/01/47)	502	668,322
4.95%, 06/01/35	710	990,078
5.13%, 06/01/41 (Call 12/01/40)	50	69,347
5.25%, 02/01/41 (Call 08/01/40)	200	284,374
5.63%, 04/01/34	125	180,990
5.65%, 02/01/37	146	210,899
5.69%, 03/01/40	199	294,636
5.95%, 02/01/38	820	1,249,821
5.96%, 04/01/39	100	150,913
Georgia Power Co.
4.30%, 03/15/42(b)	750	890,059
4.30%, 03/15/43	346	414,240
5.40%, 06/01/40	75	96,167
Series 10-C, 4.75%, 09/01/40	466	570,394
Series B, 3.70%, 01/30/50 (Call 07/30/49)	10	11,362
Iberdrola International BV, 6.75%, 07/15/36	305	437,516
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	410	519,755
6.05%, 03/15/37	339	478,473
Series K, 4.55%, 03/15/46 (Call 09/15/45)	490	628,463
Series L, 3.75%, 07/01/47 (Call 01/01/47)	240	280,104
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	186	230,254
4.70%, 09/01/45 (Call 03/01/45)(a)	195	249,416

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Infraestructura Energetica Nova SAB de CV, 4.88%, 01/14/48(a)	$250	$250,000
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	360	407,286
3.70%, 09/15/46 (Call 03/15/46)	435	502,823
4.70%, 10/15/43 (Call 04/15/43)(b)	143	179,783
6.25%, 07/15/39	80	116,582
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	278	365,540
Jersey Central Power & Light Co., 6.15%, 06/01/37	157	207,480
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	570	716,118
5.13%, 11/01/40 (Call 05/01/40)	676	917,374
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	50	63,315
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	188	215,970
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	435	540,528
4.38%, 10/01/45 (Call 04/01/45)	25	31,217
Massachusetts Electric Co., 5.90%, 11/15/39(a)	50	71,522
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	500	561,828
3.65%, 08/01/48 (Call 02/01/48)	530	644,671
3.95%, 08/01/47 (Call 02/01/47)	295	370,489
4.25%, 05/01/46 (Call 11/01/45)	271	347,326
4.25%, 07/15/49 (Call 01/15/49)	736	977,143
4.40%, 10/15/44 (Call 04/15/44)	550	706,472
4.80%, 09/15/43 (Call 03/15/43)	450	607,152
5.75%, 11/01/35	106	156,509
5.80%, 10/15/36	55	79,470
6.75%, 12/30/31	222	339,552
Minejesa Capital BV, 5.63%, 08/10/37(a)	500	527,500
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	425	504,240
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	480	668,930
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)	50	60,305
National Grid USA, 5.80%, 04/01/35	680	878,754
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	345	423,510
4.30%, 03/15/49 (Call 09/15/48)	335	434,882
4.40%, 11/01/48 (Call 05/01/48)	200	265,470
Series C, 8.00%, 03/01/32	296	471,969
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	305	408,644
5.45%, 05/15/41 (Call 11/15/40)	25	33,589
Series N, 6.65%, 04/01/36	300	443,189
Series R, 6.75%, 07/01/37(b)	245	374,677
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	250	294,225
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	165	174,778
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	500	533,931
4.28%, 10/01/34 (Call 04/01/34)(a)	750	930,630
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	50	51,016
2.90%, 03/01/50 (Call 09/01/49)	650	698,618
3.40%, 08/15/42 (Call 02/15/42)	360	411,214
3.60%, 05/15/46 (Call 11/15/45)	75	90,113
3.60%, 09/15/47 (Call 03/15/47)	75	89,455
4.00%, 08/15/45 (Call 02/15/45)	115	145,684
4.13%, 05/15/44 (Call 11/15/43)	232	294,944

Security	Par (000)	Value

Electric (continued)
4.85%, 08/15/40 (Call 02/15/40)	$25	$32,323
5.35%, 11/01/39	355	522,465
6.25%, 06/01/36	421	633,734
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	121	142,696
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	175	230,098
5.50%, 03/15/40	346	491,319
Oglethorpe Power Corp.
4.20%, 12/01/42	450	456,526
4.25%, 04/01/46 (Call 10/01/45)(b)	105	113,252
4.55%, 06/01/44(b)	355	386,855
5.05%, 10/01/48 (Call 04/01/48)	200	238,215
5.25%, 09/01/50	95	115,817
5.38%, 11/01/40	420	506,075
5.95%, 11/01/39	75	98,228
Ohio Edison Co.
6.88%, 07/15/36	350	498,380
8.25%, 10/15/38	65	104,538
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	275	336,694
4.15%, 04/01/48 (Call 10/01/47)	315	397,971
Series D, 6.60%, 03/01/33	190	269,235
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	355	399,653
4.15%, 04/01/47 (Call 10/01/46)	405	479,992
5.85%, 06/01/40	45	61,770
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	670	739,922
3.75%, 04/01/45 (Call 10/01/44)	389	465,169
3.80%, 09/30/47 (Call 03/30/47)	375	455,887
3.80%, 06/01/49 (Call 12/01/48)	490	606,200
4.10%, 11/15/48 (Call 05/15/48)	145	187,236
4.55%, 12/01/41 (Call 06/01/41)	410	526,391
5.25%, 09/30/40	305	427,048
5.30%, 06/01/42 (Call 12/01/41)	205	290,929
7.00%, 05/01/32	203	301,855
7.25%, 01/15/33	205	311,919
7.50%, 09/01/38	105	178,579
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	2,000	1,921,730
3.30%, 08/01/40 (Call 02/01/40)	1,900	1,774,896
3.50%, 08/01/50 (Call 02/01/50)	1,300	1,211,085
4.50%, 07/01/40	1,500	1,562,228
4.95%, 07/01/50 (Call 01/01/50)	2,000	2,204,166
PacifiCorp.
4.10%, 02/01/42 (Call 08/01/41)	505	621,339
4.13%, 01/15/49 (Call 07/15/48)	485	606,754
4.15%, 02/15/50 (Call 08/15/49)	450	569,524
5.75%, 04/01/37	340	482,209
6.00%, 01/15/39	502	740,033
6.10%, 08/01/36	580	831,953
6.25%, 10/15/37	151	222,933
6.35%, 07/15/38	180	270,560
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)(b)	220	239,690
3.90%, 03/01/48 (Call 09/01/47)	540	675,300
4.15%, 10/01/44 (Call 04/01/44)	365	459,475
4.80%, 10/15/43 (Call 04/15/43)	360	480,939
5.95%, 10/01/36	111	158,345
Pennsylvania Electric Co., 6.15%, 10/01/38	75	95,540

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Perusahaan Listrik Negara PT
4.88%, 07/17/49(a)	$1,015	$1,146,950
6.15%, 05/21/48(a)(b)	1,425	1,870,313
6.25%, 01/25/49(a)(b)	390	518,700
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	421	510,758
6.50%, 11/15/37(b)	395	597,260
7.90%, 12/15/38(b)	75	113,916
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	130	152,408
4.70%, 06/01/43 (Call 12/01/42)(b)	365	451,780
5.00%, 03/15/44 (Call 09/15/43)	425	544,095
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	330	355,266
3.95%, 06/01/47 (Call 12/01/46)	415	511,461
4.13%, 06/15/44 (Call 12/15/43)	185	227,546
4.15%, 06/15/48 (Call 12/15/47)	505	651,256
4.75%, 07/15/43 (Call 01/15/43)(b)	195	263,086
6.25%, 05/15/39	315	467,777
Progress Energy Inc.
6.00%, 12/01/39	340	478,368
7.00%, 10/30/31	310	441,849
7.75%, 03/01/31	469	704,168
PSEG Power LLC, 8.63%, 04/15/31	270	398,523
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	350	394,768
3.60%, 09/15/42 (Call 03/15/42)	265	312,002
3.80%, 06/15/47 (Call 12/15/46)	187	230,194
3.95%, 03/15/43 (Call 09/15/42)	125	149,678
4.05%, 09/15/49 (Call 03/15/49)	205	262,207
4.10%, 06/15/48 (Call 12/15/47)	350	452,370
4.30%, 03/15/44 (Call 09/15/43)	205	264,791
6.50%, 08/01/38	235	368,966
Series 17, 6.25%, 09/01/37	415	628,509
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(b)	755	866,497
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	300	308,559
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	640	762,852
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	50	72,239
Public Service Electric & Gas Co.
3.15%, 01/01/50 (Call 07/01/49)	500	569,733
3.20%, 08/01/49 (Call 02/01/49)	510	572,768
3.60%, 12/01/47 (Call 06/01/47)	355	430,920
3.65%, 09/01/42 (Call 03/01/42)	235	279,851
3.80%, 03/01/46 (Call 09/01/45)	513	626,147
3.85%, 05/01/49 (Call 11/01/48)	575	722,074
3.95%, 05/01/42 (Call 11/01/41)(b)	560	688,846
4.05%, 05/01/48 (Call 11/01/47)	205	263,289
4.15%, 11/01/45 (Call 05/01/45)(b)	75	92,819
5.50%, 03/01/40	100	144,049
5.80%, 05/01/37	260	375,303
Series K, 4.05%, 05/01/45 (Call 11/01/44)	60	73,377
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	960	1,077,195
4.22%, 06/15/48 (Call 12/15/47)	126	160,494
4.30%, 05/20/45 (Call 11/20/44)	499	634,769
4.43%, 11/15/41 (Call 05/15/41)	145	175,186
5.64%, 04/15/41 (Call 10/15/40)	235	337,114
5.76%, 10/01/39(b)	225	324,166
5.80%, 03/15/40	141	202,779

Security	Par (000)	Value

Electric (continued)
6.27%, 03/15/37	$365	$526,550
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	450	605,250
San Diego Gas & Electric Co.
3.95%, 11/15/41(b)	190	216,160
4.15%, 05/15/48 (Call 11/15/47)	565	711,646
4.50%, 08/15/40	395	493,796
5.35%, 05/15/40	25	33,292
6.00%, 06/01/39(b)	208	303,482
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(b)	621	734,865
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	30	36,888
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	550	715,683
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	926	1,062,252
4.00%, 02/01/48 (Call 08/01/47)	29	33,768
6.00%, 10/15/39	310	436,834
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	525	556,814
4.00%, 04/01/47 (Call 10/01/46)	536	586,189
4.05%, 03/15/42 (Call 09/15/41)	565	622,069
4.50%, 09/01/40 (Call 03/01/40)	443	509,442
4.65%, 10/01/43 (Call 04/01/43)	749	871,146
5.50%, 03/15/40	272	346,205
5.63%, 02/01/36	275	343,384
6.00%, 01/15/34	403	545,620
6.05%, 03/15/39	250	330,740
Series 04-G, 5.75%, 04/01/35	235	320,823
Series 05-B, 5.55%, 01/15/36	285	359,347
Series 05-E, 5.35%, 07/15/35	415	551,599
Series 06-E, 5.55%, 01/15/37	250	311,403
Series 08-A, 5.95%, 02/01/38	475	622,887
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	410	443,572
Series B, 4.88%, 03/01/49 (Call 09/01/48)	159	193,029
Series C, 3.60%, 02/01/45 (Call 08/01/44)	467	482,529
Series C, 4.13%, 03/01/48 (Call 09/01/47)	873	975,499
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	199	229,595
4.40%, 07/01/46 (Call 01/01/46)	1,150	1,383,915
Southern Power Co.
5.15%, 09/15/41(b)	395	457,139
5.25%, 07/15/43(b)	225	263,240
Series F, 4.95%, 12/15/46 (Call 06/15/46)	280	321,600
Southwestern Electric Power Co.
6.20%, 03/15/40	234	322,804
Series J, 3.90%, 04/01/45 (Call 10/01/44)(b)	420	465,127
Series L, 3.85%, 02/01/48 (Call 08/01/47)	350	394,490
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	55	61,786
3.70%, 08/15/47 (Call 02/15/47)	420	493,298
3.75%, 06/15/49 (Call 12/15/48)	115	137,300
4.50%, 08/15/41 (Call 02/15/41)	320	406,627
6.00%, 10/01/36(b)	395	535,282
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	390	511,058
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	27,268
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)	700	963,333
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)	415	520,617
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)(b)	375	435,937
4.10%, 06/15/42 (Call 12/15/41)	520	629,560

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 05/15/45 (Call 11/15/44)	$350	$426,883
4.35%, 05/15/44 (Call 11/15/43)(b)	225	279,465
4.45%, 06/15/49 (Call 12/15/48)	170	221,848
6.55%, 05/15/36	30	43,456
Toledo Edison Co. (The), 6.15%, 05/15/37	450	630,905
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	55	64,084
6.00%, 06/15/40(a)	400	548,450
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	300	405,663
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	270	304,913
3.90%, 09/15/42 (Call 03/15/42)	410	485,613
4.00%, 04/01/48 (Call 10/01/47)	405	508,750
8.45%, 03/15/39	290	491,197
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	75	87,690
4.00%, 01/15/43 (Call 07/15/42)	446	547,615
4.45%, 02/15/44 (Call 08/15/43)	395	517,171
4.60%, 12/01/48 (Call 06/01/48)	600	831,446
6.35%, 11/30/37	25	37,495
8.88%, 11/15/38	385	699,380
Series A, 6.00%, 05/15/37	110	157,319
Series B, 3.80%, 09/15/47 (Call 03/15/47)	450	551,539
Series B, 4.20%, 05/15/45 (Call 11/15/44)	27	34,517
Series B, 6.00%, 01/15/36	250	350,635
Series C, 4.00%, 11/15/46 (Call 05/15/46)	426	532,685
Series D, 4.65%, 08/15/43 (Call 02/15/43)	286	381,609
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	429	545,212
5.63%, 05/15/33	57	78,188
Wisconsin Power & Light Co., 6.38%, 08/15/37	380	571,322
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	815	908,269
4.75%, 11/01/44 (Call 05/01/44)	310	405,988
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	145	164,432
4.80%, 09/15/41 (Call 03/15/41)(b)	79	100,711
6.50%, 07/01/36	225	331,125

		223,996,113

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	40	41,595
5.25%, 11/15/39	35	48,122
6.00%, 08/15/32	450	618,312

		708,029

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	499	604,597
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	545	592,062
3.81%, 11/21/47 (Call 05/21/47)	520	663,495
5.38%, 03/01/41	65	94,170
5.70%, 03/15/36	75	107,696
5.70%, 03/15/37(b)	65	94,710
Tyco Electronics Group SA, 7.13%, 10/01/37	200	298,053

		2,454,783

Security	Par (000)	Value

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
5.63%, 05/18/36 (Call 05/11/35)(a)	$30	$33,450
6.00%, 11/18/48 (Call 11/18/47)(a)	846	944,627
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)	625	538,288
5.50%, 07/31/47 (Call 01/31/47)(a)	1,179	1,021,014

		2,537,379

Environmental Control — 0.2%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	315	336,864
5.70%, 05/15/41 (Call 11/15/40)(b)	140	198,595
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	25	25,940
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	488	586,426
4.10%, 03/01/45 (Call 09/01/44)	791	966,756
4.15%, 07/15/49 (Call 01/15/49)	498	627,612

		2,742,193

Food — 1.8%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	25	25,282
4.80%, 03/15/48 (Call 09/15/47)	845	1,098,038
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	1,026	1,324,152
5.40%, 11/01/48 (Call 05/01/48)	295	406,877
8.25%, 09/15/30	545	821,627
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	45	56,239
4.55%, 04/17/38 (Call 10/17/37)	560	724,985
4.70%, 04/17/48 (Call 10/17/47)(b)	564	775,558
5.40%, 06/15/40	425	586,396
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	1,000	1,071,295
4.70%, 11/10/47 (Call 05/10/47)(a)	200	236,750
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	80	82,850
3.13%, 11/15/49 (Call 05/15/49)(b)	750	824,015
3.38%, 08/15/46 (Call 02/15/46)	200	228,065
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	105	120,455
6.63%, 04/15/37	275	386,536
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	20	21,637
4.25%, 03/15/35	1,110	1,331,212
4.38%, 03/15/45	50	60,206
Kellogg Co.
4.50%, 04/01/46	515	653,679
Series B, 7.45%, 04/01/31	826	1,218,099
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	480	674,831
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	525	600,871
3.95%, 01/15/50 (Call 07/15/49)	295	343,975
4.45%, 02/01/47 (Call 08/01/46)	640	787,157
4.65%, 01/15/48 (Call 07/15/47)	345	439,976
5.00%, 04/15/42 (Call 10/15/41)	375	472,988
5.15%, 08/01/43 (Call 02/01/43)	195	252,551
5.40%, 07/15/40 (Call 01/15/40)	295	382,201
5.40%, 01/15/49 (Call 07/15/48)	280	384,836
6.90%, 04/15/38	330	482,403
7.50%, 04/01/31	315	464,556

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	$455	$551,397
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	725	861,460
3.95%, 04/01/44 (Call 10/01/43)(a)	213	255,915
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	625	785,151
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	475	607,471
4.20%, 04/01/59 (Call 10/01/58)(a)	275	353,066
McCormick & Co. Inc., 4.20%, 08/15/47 (Call 02/15/47)	315	403,128
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	625	839,776
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)	1,005	1,271,749
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,529	2,016,618
Sysco Corp.
3.30%, 02/15/50 (Call 08/15/49)	25	23,356
4.45%, 03/15/48 (Call 09/15/47)	157	171,958
4.50%, 04/01/46 (Call 10/01/45)	546	588,942
4.85%, 10/01/45 (Call 04/01/45)	625	696,089
5.38%, 09/21/35(b)	325	398,662
6.60%, 04/01/40 (Call 10/01/39)	55	73,516
6.60%, 04/01/50 (Call 10/01/49)	1,010	1,399,512
Tesco PLC, 6.15%, 11/15/37(a)	530	683,862
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	640	807,023
4.88%, 08/15/34 (Call 02/15/34)	655	859,736
5.10%, 09/28/48 (Call 03/28/48)	869	1,194,795
5.15%, 08/15/44 (Call 02/15/44)	140	183,306

		32,366,786

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (Call 05/02/47)	455	498,225
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	500	550,005
Domtar Corp.
6.25%, 09/01/42	175	198,947
6.75%, 02/15/44 (Call 08/15/43)	220	252,204
Georgia-Pacific LLC, 8.88%, 05/15/31	578	943,434
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	756	908,580
4.40%, 08/15/47 (Call 02/15/47)	805	972,203
4.80%, 06/15/44 (Call 12/15/43)	681	834,609
5.00%, 09/15/35 (Call 03/15/35)	495	638,387
5.15%, 05/15/46 (Call 11/15/45)	625	797,930
6.00%, 11/15/41 (Call 05/15/41)	486	656,212
7.30%, 11/15/39	40	58,238
8.70%, 06/15/38	75	114,855
Stora Enso OYJ, 7.25%, 04/15/36(a)	270	325,619
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)	935	1,088,106

		8,837,554

Gas — 1.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	230	263,802
4.13%, 10/15/44 (Call 04/15/44)(b)	365	454,070
4.13%, 03/15/49 (Call 09/15/48)	409	510,145
4.15%, 01/15/43 (Call 07/15/42)	340	420,107
4.30%, 10/01/48 (Call 04/01/48)	400	520,598
5.50%, 06/15/41 (Call 12/15/40)	305	432,182
Boston Gas Co., 4.49%, 02/15/42(a)	35	43,738
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	285	360,546

Security	Par (000)	Value

Gas (continued)
4.49%, 03/04/49 (Call 09/04/48)(a)	$550	$713,100
4.50%, 03/10/46 (Call 09/10/45)(a)	25	32,058
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	265	305,567
5.85%, 01/15/41 (Call 07/15/40)	235	320,347
6.63%, 11/01/37	35	50,263
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	250	307,284
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	565	707,715
4.80%, 11/01/43 (Call 05/01/43)	175	222,053
Series C, 3.90%, 11/15/49 (Call 05/15/49)	270	311,741
KeySpan Gas East Corp., 5.82%, 04/01/41(a)(b)	250	346,787
Korea Gas Corp., 6.25%, 01/20/42(a)	440	688,209
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	200	282,133
Nakilat Inc., 6.07%, 12/31/33(a)(b)	650	828,750
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	345	411,733
4.38%, 05/15/47 (Call 11/15/46)	820	1,022,570
4.80%, 02/15/44 (Call 08/15/43)(b)	82	105,005
5.25%, 02/15/43 (Call 08/15/42)	502	672,229
5.65%, 02/01/45 (Call 08/01/44)	561	775,483
5.80%, 02/01/42 (Call 08/01/41)	150	205,602
5.95%, 06/15/41 (Call 12/15/40)	360	513,081
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	355	463,566
4.66%, 02/01/44 (Call 08/01/43)	251	325,490
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	325	363,920
3.64%, 11/01/46 (Call 05/01/46)	170	194,207
4.10%, 09/18/34 (Call 03/18/34)	100	121,925
4.65%, 08/01/43 (Call 02/01/43)	153	196,494
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	180	213,198
4.45%, 03/15/44 (Call 09/15/43)	570	698,664
5.13%, 11/15/40	125	168,867
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	201	252,640
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	525	687,926
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	800	1,015,345
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	275	309,894
4.40%, 06/01/43 (Call 12/01/42)	566	672,604
4.40%, 05/30/47 (Call 11/30/46)	210	257,312
5.88%, 03/15/41 (Call 09/15/40)	467	646,579
6.00%, 10/01/34	400	541,114
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	175	192,404
4.15%, 06/01/49 (Call 12/01/48)(b)	403	470,455
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)(b)	100	114,638
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	423	481,773
Series K, 3.80%, 09/15/46 (Call 03/15/46)	210	232,847

		20,448,760

Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	370	456,054
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	276	387,279
5.20%, 09/01/40	235	323,028

		1,166,361

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$155	$210,050
4.75%, 04/15/43 (Call 10/15/42)	508	701,876
4.90%, 11/30/46 (Call 05/30/46)	3,135	4,496,823
5.30%, 05/27/40	110	161,535
6.00%, 04/01/39	200	308,382
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)(b)	400	460,419
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)(b)	373	427,822
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	980	1,303,029
7.00%, 11/15/35	335	493,556
7.38%, 01/15/40	240	385,123
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	480	624,193
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	695	783,110
3.40%, 11/15/49 (Call 05/15/49)	840	975,613
Koninklijke Philips NV, 5.00%, 03/15/42	980	1,288,021
Medtronic Inc.
4.38%, 03/15/35	2,350	3,105,016
4.63%, 03/15/45	881	1,215,265
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	26,121
4.10%, 04/01/43 (Call 10/01/42)	475	567,634
4.38%, 05/15/44 (Call 11/15/43)	291	362,662
4.63%, 03/15/46 (Call 09/15/45)	835	1,099,332
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	591	754,783
5.30%, 02/01/44 (Call 08/01/43)	512	715,524
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	465	492,624
4.45%, 08/15/45 (Call 02/15/45)	341	380,857
5.75%, 11/30/39(b)	200	253,427

		21,592,797

Health Care - Services — 3.0%
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	45	50,450
4.27%, 08/15/48 (Call 02/15/48)(b)	640	824,103
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(b)	570	665,125
4.13%, 11/15/42 (Call 05/15/42)	390	444,271
4.50%, 05/15/42 (Call 11/15/41)	310	370,724
4.75%, 03/15/44 (Call 09/15/43)	245	305,148
6.63%, 06/15/36	380	548,203
6.75%, 12/15/37	705	1,019,043
Allina Health System, Series 2019, 3.89%, 04/15/49	215	255,086
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)(b)	455	480,127
3.70%, 09/15/49 (Call 03/15/49)(b)	470	536,891
4.38%, 12/01/47 (Call 06/01/47)	1,030	1,298,481
4.55%, 03/01/48 (Call 09/01/47)	735	949,420
4.63%, 05/15/42	802	1,014,968
4.65%, 01/15/43	604	769,034
4.65%, 08/15/44 (Call 02/15/44)	695	887,273
4.85%, 08/15/54 (Call 02/15/54)	75	94,706
5.10%, 01/15/44(b)	620	830,305
5.95%, 12/15/34(b)	125	176,725
6.38%, 06/15/37	80	115,243
Ascension Health
3.95%, 11/15/46	1,128	1,431,139
4.85%, 11/15/53	278	421,575

Security	Par (000)	Value

Health Care - Services (continued)
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	$350	$419,588
4.19%, 11/15/45 (Call 05/15/45)	201	250,999
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	705	791,542
4.19%, 10/01/49 (Call 04/01/49)	447	479,710
4.35%, 11/01/42	410	452,345
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	246	296,102
Dignity Health
4.50%, 11/01/42	305	327,823
5.27%, 11/01/64	115	143,639
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	330	423,373
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	75	93,994
Hartford HealthCare Corp., 3.45%, 07/01/54	130	123,950
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)	243	302,064
5.25%, 06/15/49 (Call 12/15/48)	1,395	1,753,108
5.50%, 06/15/47 (Call 12/15/46)	1,175	1,491,865
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	445	538,539
4.63%, 12/01/42 (Call 06/01/42)	600	763,293
4.80%, 03/15/47 (Call 09/14/46)(b)	355	471,225
4.95%, 10/01/44 (Call 04/01/44)(b)	485	652,156
8.15%, 06/15/38	15	22,956
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	100	126,787
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	145	178,615
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(b)	1,909	2,448,924
4.88%, 04/01/42	245	339,076
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(b)	425	544,326
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	25	31,210
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	25	27,020
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	25	26,315
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	325	434,323
5.00%, 07/01/42	45	63,177
Series 2015, 4.20%, 07/01/55	465	633,269
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	20	21,556
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	560	646,197
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	205	235,764
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	50	55,796
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	234	300,978
4.06%, 08/01/56	500	656,583
4.76%, 08/01/2116	55	70,625
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	400	462,638
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)(b)	220	244,519
3.98%, 11/01/46 (Call 11/01/45)	635	711,252
4.26%, 11/01/47 (Call 11/01/46)	705	831,115
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	75	99,314

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Partners Healthcare System Inc.
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	$1,155	$1,249,012
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	39	42,635
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	33,283
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	115	138,081
Series I, 3.74%, 10/01/47(b)	250	288,490
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	85	92,333
4.70%, 03/30/45 (Call 09/30/44)	527	653,117
Roche Holdings Inc., 4.00%, 11/28/44 (Call 05/28/44)(a)(b)	261	342,350
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	25	28,635
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	25	29,972
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	100	116,048
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)(b)	375	470,916
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	395	473,549
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	50	49,032
5.75%, 11/15/38 (Call 11/15/28)	165	194,990
6.02%, 11/15/48	576	662,205
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	530	561,340
2.90%, 05/15/50 (Call 11/15/49)	350	372,276
3.13%, 05/15/60 (Call 11/15/59)	50	54,799
3.50%, 08/15/39 (Call 02/15/39)	677	787,715
3.70%, 08/15/49 (Call 02/15/49)	1,045	1,267,636
3.75%, 10/15/47 (Call 04/15/47)	625	749,987
3.88%, 08/15/59 (Call 02/15/59)	810	1,014,400
3.95%, 10/15/42 (Call 04/15/42)	617	742,303
4.20%, 01/15/47 (Call 07/15/46)	493	625,488
4.25%, 03/15/43 (Call 09/15/42)	500	638,161
4.25%, 04/15/47 (Call 10/15/46)	470	606,628
4.25%, 06/15/48 (Call 12/15/47)	1,082	1,394,973
4.38%, 03/15/42 (Call 09/15/41)	350	446,832
4.45%, 12/15/48 (Call 06/15/48)	965	1,284,935
4.63%, 07/15/35	594	785,405
4.63%, 11/15/41 (Call 05/15/41)	405	539,019
4.75%, 07/15/45	825	1,124,540
5.70%, 10/15/40 (Call 04/15/40)	330	480,795
5.80%, 03/15/36	415	600,100
5.95%, 02/15/41 (Call 08/15/40)	400	599,085
6.50%, 06/15/37	461	712,282
6.63%, 11/15/37(b)	486	763,760
6.88%, 02/15/38	980	1,579,229
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	135	168,650

		55,240,676

Holding Companies - Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	1,000	1,120,800
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)(b)	275	436,386

		1,557,186

Security	Par (000)	Value

Home Furnishings — 0.1%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	$735	$869,154
4.60%, 05/15/50 (Call 11/15/49)	25	30,999
5.15%, 03/01/43	100	121,378

		1,021,531

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	425	463,853
3.20%, 07/30/46 (Call 01/30/46)(b)	780	905,814
3.90%, 05/04/47 (Call 11/04/46)(b)	330	419,962
5.30%, 03/01/41	31	44,233
6.63%, 08/01/37	330	531,413
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(a)(b)	1,055	1,417,286

		3,782,561

Insurance — 5.2%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	421	491,903
4.75%, 01/15/49 (Call 07/15/48)	345	450,500
6.45%, 08/15/40	131	188,483
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(a)(b)	200	252,818
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	575	871,536
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	140	174,928
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)(b)	430	514,765
4.20%, 12/15/46 (Call 06/15/46)	420	525,375
4.50%, 06/15/43	335	428,496
5.35%, 06/01/33(b)	388	535,401
5.55%, 05/09/35	431	639,418
5.95%, 04/01/36	150	217,241
6.50%, 05/15/57 (Call 05/15/37)(c)	95	123,170
American Financial Group Inc., 4.50%, 06/15/47 (Call 12/15/46)	450	499,415
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,421	1,652,522
4.38%, 01/15/55 (Call 07/15/54)	110	128,993
4.50%, 07/16/44 (Call 01/16/44)	1,316	1,548,180
4.70%, 07/10/35 (Call 01/10/35)	805	1,007,472
4.75%, 04/01/48 (Call 10/01/47)	785	960,692
4.80%, 07/10/45 (Call 01/10/45)	895	1,084,898
6.25%, 05/01/36	1,015	1,427,765
8.18%, 05/15/58 (Call 05/15/38)(c)	200	286,772
Aon Corp., 6.25%, 09/30/40	125	184,708
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	305	367,872
4.60%, 06/14/44 (Call 03/14/44)	450	575,244
4.75%, 05/15/45 (Call 11/15/44)	494	650,671
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	170	217,769
Arch Capital Group Ltd., 7.35%, 05/01/34	300	458,728
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	470	611,260
Assurant Inc., 6.75%, 02/15/34	198	244,097
AXA SA, 8.60%, 12/15/30	1,315	1,992,225
AXIS Specialty Finance PLC, 5.15%, 04/01/45(b)	365	433,853
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	1,465	1,888,692
4.25%, 01/15/49 (Call 07/15/48)	1,173	1,525,228
4.30%, 05/15/43	278	360,152
4.40%, 05/15/42	260	339,011
5.75%, 01/15/40	350	535,843

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc., 4.50%, 02/11/43	$720	$976,205
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)(b)	1,129	1,088,966
Chubb Corp. (The), 6.00%, 05/11/37	210	311,696
Chubb INA Holdings Inc.
4.15%, 03/13/43	250	318,332
4.35%, 11/03/45 (Call 05/03/45)	860	1,147,352
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,215	1,440,890
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	350	407,028
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(c)	640	772,085
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(c)	300	308,645
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	785	970,511
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)(b)	50	59,402
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	50	54,101
4.85%, 01/24/77(a)(b)	475	634,414
4.88%, 06/19/64(a)	275	372,066
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(a)(c)	590	713,325
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	135	151,568
4.30%, 04/15/43	179	210,245
4.40%, 03/15/48 (Call 09/15/47)	415	509,064
5.95%, 10/15/36	216	296,340
6.10%, 10/01/41	320	455,147
6.63%, 03/30/40	345	489,375
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	1,326	1,486,918
3.95%, 05/15/60 (Call 11/15/59)(a)	767	838,334
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)	85	135,453
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)(b)	105	123,278
6.30%, 10/09/37	116	151,224
7.00%, 06/15/40	675	979,634
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)(b)	310	351,702
6.00%, 02/01/35	354	495,394
Manulife Financial Corp., 5.38%, 03/04/46	637	877,184
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)(b)	60	70,865
4.30%, 11/01/47 (Call 05/01/47)(b)	285	341,007
5.00%, 03/30/43	250	299,648
5.00%, 04/05/46	595	782,640
5.00%, 05/20/49 (Call 11/20/48)	375	493,230
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	530	685,693
4.35%, 01/30/47 (Call 07/30/46)	782	1,020,984
4.75%, 03/15/39 (Call 09/15/38)	170	227,375
4.90%, 03/15/49 (Call 09/15/48)	834	1,176,900
5.88%, 08/01/33	75	106,931
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)	1,041	1,139,843
4.90%, 04/01/77(a)	190	245,513
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	155	214,146
MetLife Inc.
4.05%, 03/01/45	486	594,021

Security	Par (000)	Value

Insurance (continued)
4.13%, 08/13/42	$866	$1,071,962
4.60%, 05/13/46 (Call 11/13/45)	505	665,109
4.72%, 12/15/44	875	1,152,030
4.88%, 11/13/43	590	805,520
5.70%, 06/15/35	350	515,800
5.88%, 02/06/41	650	957,862
6.38%, 06/15/34	630	971,263
6.40%, 12/15/36 (Call 12/15/31)(b)	958	1,207,612
6.50%, 12/15/32	655	991,869
9.25%, 04/08/68 (Call 04/08/33)(a)	150	225,623
10.75%, 08/01/39 (Call 08/01/34)(b)	206	335,115
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	95,244
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	728	748,723
5.30%, 11/18/44(a)	450	510,249
Nationwide Mutual Insurance Co.
4.95%, 04/22/44(a)	750	797,853
8.25%, 12/01/31(a)(b)	200	288,463
9.38%, 08/15/39(a)	435	714,019
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(a)	682	853,307
5.88%, 05/15/33(a)(b)	980	1,351,941
6.75%, 11/15/39(a)(b)	954	1,466,388
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	1,284	1,416,674
3.85%, 09/30/47 (Call 03/30/47)(a)	890	1,016,828
6.06%, 03/30/40(a)	74	106,689
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)	255	250,967
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)	300	293,500
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)	760	799,760
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	133	161,104
4.35%, 05/15/43	375	455,944
4.63%, 09/15/42	40	50,148
6.05%, 10/15/36	191	269,743
Progressive Corp. (The)
3.70%, 01/26/45	210	253,179
4.13%, 04/15/47 (Call 10/15/46)	538	698,122
4.20%, 03/15/48 (Call 09/15/47)(b)	940	1,244,300
4.35%, 04/25/44	221	289,186
6.25%, 12/01/32	340	504,820
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(b)	150	169,081
3.91%, 12/07/47 (Call 06/07/47)	824	937,359
3.94%, 12/07/49 (Call 06/07/49)	1,063	1,214,505
4.35%, 02/25/50 (Call 08/25/49)(b)	679	826,058
4.42%, 03/27/48 (Call 09/27/47)	550	661,878
4.60%, 05/15/44	545	675,317
5.70%, 12/14/36	925	1,322,754
6.63%, 12/01/37	65	98,073
6.63%, 06/21/40	325	489,981
Series B, 5.75%, 07/15/33(b)	100	138,060
Securian Financial Group Inc., 4.80%, 04/15/48(a)	315	378,701
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	230	283,519
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	400	556,825
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	2,310	2,741,396
4.90%, 09/15/44(a)(b)	1,221	1,540,796

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.85%, 12/16/39(a)(b)	$186	$280,515
Transatlantic Holdings Inc., 8.00%, 11/30/39	275	429,204
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	70	69,509
3.75%, 05/15/46 (Call 11/15/45)(b)	530	636,474
4.00%, 05/30/47 (Call 11/30/46)	662	826,031
4.05%, 03/07/48 (Call 09/07/47)	264	327,119
4.10%, 03/04/49 (Call 09/04/48)(b)	360	451,964
4.30%, 08/25/45 (Call 02/25/45)	535	676,930
4.60%, 08/01/43(b)	228	299,405
5.35%, 11/01/40(b)	613	861,099
6.25%, 06/15/37(b)	450	682,670
6.75%, 06/20/36	35	54,104
Travelers Property Casualty Corp., 6.38%, 03/15/33	420	629,053
Unum Group
4.50%, 12/15/49 (Call 06/15/49)(b)	260	267,449
5.75%, 08/15/42	435	497,806
Voya Financial Inc.
4.80%, 06/15/46	150	184,158
5.70%, 07/15/43	560	741,348
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	200	267,534
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	150	191,687
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	461	532,624
5.05%, 09/15/48 (Call 03/15/48)	590	787,317
WR Berkley Corp., 4.75%, 08/01/44	210	259,766
XLIT Ltd.
5.25%, 12/15/43	210	285,781
5.50%, 03/31/45(b)	446	610,774

		95,342,310

Internet — 1.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	340	409,059
4.20%, 12/06/47 (Call 06/06/47)	1,285	1,658,425
4.40%, 12/06/57 (Call 06/06/57)	435	596,192
4.50%, 11/28/34 (Call 05/28/34)	625	790,407
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	400	390,041
2.05%, 08/15/50 (Call 02/15/50)	1,400	1,334,619
2.25%, 08/15/60 (Call 02/15/60)	400	383,084
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	1,050	1,066,494
2.70%, 06/03/60 (Call 12/03/59)	915	944,738
3.88%, 08/22/37 (Call 02/22/37)	2,445	3,057,004
4.05%, 08/22/47 (Call 02/22/47)	799	1,038,486
4.25%, 08/22/57 (Call 02/22/57)	1,772	2,412,307
4.80%, 12/05/34 (Call 06/05/34)	1,747	2,414,453
4.95%, 12/05/44 (Call 06/05/44)	1,375	1,973,453
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	627	701,241
JD.com Inc., 4.13%, 01/14/50	200	229,559
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(a)	1,000	1,060,560
3.29%, 06/03/60 (Call 12/03/59)(a)	500	534,485
3.93%, 01/19/38 (Call 07/19/37)(a)	800	918,368
4.53%, 04/11/49 (Call 10/11/48)(a)	200	260,922

		22,173,897

Security	Par (000)	Value

Iron & Steel — 0.3%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	$185	$235,921
5.20%, 08/01/43 (Call 02/01/43)	454	595,672
6.40%, 12/01/37	632	906,175
Vale Overseas Ltd.
6.88%, 11/21/36	905	1,202,166
6.88%, 11/10/39	1,120	1,510,600
8.25%, 01/17/34	50	71,750
Vale SA, 5.63%, 09/11/42	455	548,275

		5,070,559

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	150	163,626

Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34 (Call 04/01/34)	165	168,619

Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 05/08/42	577	740,033
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	1,000	1,126,138
3.80%, 08/15/42(b)	723	889,526
4.30%, 05/15/44 (Call 11/15/43)	525	672,707
4.75%, 05/15/64 (Call 11/15/63)	670	956,624
5.20%, 05/27/41	620	859,947
5.30%, 09/15/35	86	118,518
6.05%, 08/15/36	186	268,934
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	70	73,633
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)(b)	895	974,386
3.75%, 04/15/50 (Call 10/15/49)	25	30,641
3.90%, 06/09/42 (Call 12/09/41)(b)	653	835,222
7.13%, 03/03/31	188	275,860
Dover Corp.
5.38%, 10/15/35	190	255,276
5.38%, 03/01/41 (Call 12/01/40)	460	593,866
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(a)	962	1,031,992
3.36%, 02/15/50 (Call 08/15/49)(a)	286	314,432
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	701	933,956
Xylem Inc., 4.38%, 11/01/46 (Call 05/01/46)	309	359,251

		11,310,942

Manufacturing — 1.4%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	240	263,990
3.25%, 08/26/49 (Call 02/26/49)	801	912,258
3.63%, 10/15/47 (Call 04/15/47)	316	369,571
3.88%, 06/15/44	150	182,904
4.00%, 09/14/48 (Call 03/14/48)	1,283	1,625,200
5.70%, 03/15/37	215	313,958
Eaton Corp.
4.00%, 11/02/32	925	1,115,573
4.15%, 11/02/42	490	612,358
General Electric Co.
4.13%, 10/09/42	457	459,400
4.25%, 05/01/40 (Call 11/01/39)	819	826,752
4.35%, 05/01/50 (Call 11/01/49)	960	974,540
4.50%, 03/11/44	589	610,572
5.88%, 01/14/38	2,333	2,694,043
6.15%, 08/07/37	904	1,071,442

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
6.75%, 03/15/32	$2,405	$3,013,167
6.88%, 01/10/39	1,610	2,051,753
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	817	1,025,337
4.88%, 09/15/41 (Call 03/15/41)	570	785,130
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)(b)	703	854,904
4.10%, 03/01/47 (Call 09/01/46)	290	351,792
4.20%, 11/21/34 (Call 05/21/34)	462	567,517
4.45%, 11/21/44 (Call 05/21/44)	30	37,796
6.25%, 05/15/38	455	639,532
Siemens Financieringsmaatschappij NV
3.30%, 09/15/46(a)	720	819,298
4.20%, 03/16/47(a)(b)	945	1,232,092
4.40%, 05/27/45(a)	1,088	1,441,727
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	150	181,353
5.75%, 06/15/43	380	529,349
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	430	541,576
4.65%, 11/01/44 (Call 05/01/44)	165	202,950

		26,307,834

Media — 5.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	1,200	1,195,735
4.80%, 03/01/50 (Call 09/01/49)	1,180	1,348,388
5.13%, 07/01/49 (Call 01/01/49)	755	887,466
5.38%, 04/01/38 (Call 10/01/37)(b)	1,229	1,499,653
5.38%, 05/01/47 (Call 11/01/46)	2,335	2,793,667
5.75%, 04/01/48 (Call 10/01/47)	662	830,606
6.38%, 10/23/35 (Call 04/23/35)	1,375	1,903,950
6.48%, 10/23/45 (Call 04/23/45)	2,540	3,467,787
6.83%, 10/23/55 (Call 04/23/55)	137	188,728
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	400	383,199
2.65%, 08/15/62 (Call 02/15/62)	400	386,433
2.80%, 01/15/51 (Call 07/15/50)	1,200	1,215,008
3.20%, 07/15/36 (Call 01/15/36)(b)	860	968,676
3.25%, 11/01/39 (Call 05/01/39)	1,050	1,165,478
3.40%, 07/15/46 (Call 01/15/46)	1,140	1,266,400
3.45%, 02/01/50 (Call 08/01/49)	1,285	1,448,683
3.75%, 04/01/40 (Call 10/01/39)	25	29,612
3.90%, 03/01/38 (Call 09/01/37)	1,083	1,297,723
3.97%, 11/01/47 (Call 05/01/47)	1,366	1,641,312
4.00%, 08/15/47 (Call 02/15/47)	830	1,005,617
4.00%, 03/01/48 (Call 09/01/47)	893	1,082,700
4.00%, 11/01/49 (Call 05/01/49)	1,365	1,659,035
4.05%, 11/01/52 (Call 05/01/52)	960	1,172,405
4.20%, 08/15/34 (Call 02/15/34)	1,001	1,248,596
4.25%, 01/15/33	886	1,107,476
4.40%, 08/15/35 (Call 02/25/35)	625	798,113
4.50%, 01/15/43	705	893,424
4.60%, 10/15/38 (Call 04/15/38)	2,140	2,753,360
4.60%, 08/15/45 (Call 02/15/45)	1,175	1,524,249
4.65%, 07/15/42	960	1,242,622
4.70%, 10/15/48 (Call 04/15/48)	2,620	3,523,819
4.75%, 03/01/44	750	993,506
4.95%, 10/15/58 (Call 04/15/58)	983	1,417,152
5.65%, 06/15/35	431	614,494

Security	Par (000)	Value

Media (continued)
6.40%, 05/15/38	$124	$186,779
6.45%, 03/15/37(b)	340	512,819
6.50%, 11/15/35	762	1,167,486
6.55%, 07/01/39	155	241,620
6.95%, 08/15/37	798	1,261,594
7.05%, 03/15/33	671	1,027,480
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)(b)	71	86,340
4.60%, 08/15/47 (Call 02/15/47)(a)	275	344,601
4.70%, 12/15/42(a)	290	363,903
8.38%, 03/01/39(a)	800	1,319,477
Discovery Communications LLC
4.65%, 05/15/50 (Call 11/15/49)	25	28,697
4.88%, 04/01/43	1,015	1,153,219
4.95%, 05/15/42(b)	675	789,273
5.00%, 09/20/37 (Call 03/20/37)	415	490,712
5.20%, 09/20/47 (Call 03/20/47)(b)	514	616,494
5.30%, 05/15/49 (Call 11/15/48)	892	1,096,527
6.35%, 06/01/40	650	874,375
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	893	1,184,256
5.58%, 01/25/49 (Call 07/25/48)	1,010	1,385,919
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(b)	1,060	1,197,334
5.25%, 05/24/49 (Call 11/24/48)	500	591,270
6.13%, 01/31/46 (Call 06/30/45)(b)	200	260,526
6.63%, 01/15/40	429	565,100
NBCUniversal Media LLC
4.45%, 01/15/43(b)	970	1,228,657
5.95%, 04/01/41	870	1,297,053
Thomson Reuters Corp.
5.50%, 08/15/35	150	198,642
5.65%, 11/23/43 (Call 05/23/43)	520	693,806
5.85%, 04/15/40(b)	275	368,579
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	756	847,158
5.50%, 09/01/41 (Call 03/01/41)	1,140	1,400,320
5.88%, 11/15/40 (Call 05/15/40)	1,025	1,303,909
6.55%, 05/01/37(b)	1,337	1,800,821
6.75%, 06/15/39	335	466,046
7.30%, 07/01/38	511	730,738
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	1,080	1,680,587
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	410	423,904
3.70%, 12/01/42	507	577,120
4.13%, 06/01/44	855	1,037,704
4.38%, 08/16/41	400	489,711
Series B, 7.00%, 03/01/32	325	490,509
Series E, 4.13%, 12/01/41	250	298,088
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)	27	30,738
4.38%, 03/15/43	1,340	1,428,670
4.60%, 01/15/45 (Call 07/15/44)	820	894,256
4.85%, 07/01/42 (Call 01/01/42)	407	455,984
4.90%, 08/15/44 (Call 02/15/44)	725	817,250
4.95%, 05/19/50 (Call 11/19/49)	50	58,320
5.25%, 04/01/44 (Call 10/01/43)	310	362,114
5.50%, 05/15/33	440	524,124
5.85%, 09/01/43 (Call 03/01/43)	180	225,069
5.90%, 10/15/40 (Call 04/15/40)	215	267,790

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.88%, 04/30/36	$1,035	$1,413,473
7.88%, 07/30/30	415	600,644
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	975	961,786
3.50%, 05/13/40 (Call 11/13/39)	325	364,381
3.60%, 01/13/51 (Call 07/13/50)	1,750	1,996,176
3.80%, 05/13/60 (Call 11/13/59)	825	968,966
4.63%, 03/23/40 (Call 09/23/39)	575	730,891
4.70%, 03/23/50 (Call 09/23/49)(b)	1,175	1,561,345
4.75%, 09/15/44 (Call 03/15/44)	803	1,023,218
4.75%, 11/15/46 (Call 05/15/46)	70	89,828
4.95%, 10/15/45 (Call 04/15/45)	495	653,935
5.40%, 10/01/43	580	803,043
6.15%, 03/01/37	60	85,592
6.15%, 02/15/41	74	108,624
6.20%, 12/15/34	1,000	1,471,216
6.40%, 12/15/35	802	1,207,788
6.55%, 03/15/33	870	1,281,821
6.65%, 11/15/37	1,088	1,650,580

		99,071,847

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	551	636,782
4.38%, 06/15/45 (Call 12/15/44)	241	301,300
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	420	462,216
5.25%, 10/01/54 (Call 04/01/54)	131	139,683

		1,539,981

Mining — 1.6%
Barrick Gold Corp.
5.25%, 04/01/42	757	1,039,734
6.45%, 10/15/35	120	167,190
Barrick North America Finance LLC
5.70%, 05/30/41	541	763,931
5.75%, 05/01/43	327	477,736
7.50%, 09/15/38	222	326,934
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	499	713,836
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	699	884,711
5.00%, 09/30/43	1,618	2,300,156
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	1,170	1,254,027
4.25%, 07/17/42(a)	560	637,510
4.38%, 02/05/49 (Call 08/05/48)(a)	1,075	1,284,000
4.50%, 08/01/47 (Call 02/01/47)(a)	1,050	1,267,204
4.88%, 11/04/44(a)(b)	355	447,311
5.63%, 10/18/43(a)	1,000	1,361,844
Glencore Canada Corp., 6.20%, 06/15/35	35	43,308
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	260	304,058
6.00%, 11/15/41(a)	405	481,239
6.90%, 11/15/37(a)	100	127,127
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(a)(b)	825	1,089,000
Industrias Penoles SAB de CV, 5.65%, 09/12/49 (Call 03/12/49)(a)	400	472,000
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	40	52,387
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	625	680,469

Security	Par (000)	Value

Mining (continued)
Newcrest Finance Pty Ltd., 4.20%, 05/13/50 (Call 11/13/49)(a)	$515	$611,056
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	388	525,261
5.45%, 06/09/44 (Call 12/09/43)	324	456,413
5.88%, 04/01/35	250	362,588
6.25%, 10/01/39	998	1,462,114
Rio Tinto Alcan Inc.
5.75%, 06/01/35	136	196,082
6.13%, 12/15/33	651	956,766
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	265	380,219
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	925	1,179,557
4.75%, 03/22/42 (Call 09/22/41)	115	156,559
Southern Copper Corp.
5.25%, 11/08/42	805	1,028,779
5.88%, 04/23/45	895	1,241,983
6.75%, 04/16/40	535	771,918
7.50%, 07/27/35	630	938,736
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	345	343,247
5.40%, 02/01/43 (Call 08/01/42)	265	274,420
6.00%, 08/15/40 (Call 02/15/40)	415	449,899
6.13%, 10/01/35	310	366,271
6.25%, 07/15/41 (Call 01/15/41)	542	608,322

		28,485,902

Oil & Gas — 6.0%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	400	378,536
3.00%, 02/24/50 (Call 08/24/49)	1,765	1,738,275
Burlington Resources LLC
5.95%, 10/15/36	175	244,990
7.20%, 08/15/31	510	739,794
7.40%, 12/01/31	345	510,075
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	656	764,688
5.85%, 02/01/35	200	246,643
6.25%, 03/15/38	130	163,190
6.45%, 06/30/33	655	827,669
6.50%, 02/15/37	320	405,419
6.75%, 02/01/39	475	615,705
7.20%, 01/15/32	300	397,306
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	555	600,911
3.08%, 05/11/50 (Call 11/11/49)	645	700,433
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	400	381,390
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	334,433
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	300	326,031
4.25%, 05/09/43	370	452,332
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	540,930
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(b)	400	490,932
CNOOC Petroleum North America ULC
5.88%, 03/10/35	537	768,741
6.40%, 05/15/37	755	1,102,443
7.50%, 07/30/39	565	943,406
7.88%, 03/15/32	361	562,925
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	450	667,827

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	$600	$694,490
4.88%, 10/01/47 (Call 04/01/47)	492	570,886
Conoco Funding Co., 7.25%, 10/15/31	630	940,425
ConocoPhillips
5.90%, 10/15/32	776	1,076,012
5.90%, 05/15/38	245	347,977
6.50%, 02/01/39	1,718	2,602,018
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	850	1,082,317
5.95%, 03/15/46 (Call 09/15/45)	185	280,752
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	444	430,061
5.00%, 06/15/45 (Call 12/15/44)	772	773,355
5.60%, 07/15/41 (Call 01/15/41)	936	990,558
7.95%, 04/15/32	175	227,369
Ecopetrol SA
5.88%, 05/28/45	915	1,038,342
7.38%, 09/18/43(b)	990	1,277,100
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	650	715,441
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	835	982,252
4.95%, 04/15/50 (Call 10/15/49)	450	575,722
5.10%, 01/15/36 (Call 07/15/35)	195	238,768
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	900	970,208
3.70%, 04/06/50 (Call 10/06/49)	115	134,116
3.95%, 05/15/43	959	1,117,455
4.25%, 11/23/41	735	902,070
4.80%, 11/08/43	346	454,642
5.10%, 08/17/40	707	962,641
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	885	948,189
3.10%, 08/16/49 (Call 02/16/49)	1,094	1,147,935
3.45%, 04/15/51 (Call 10/15/50)	1,546	1,733,796
3.57%, 03/06/45 (Call 09/06/44)	844	943,724
4.11%, 03/01/46 (Call 09/01/45)	1,671	2,023,177
4.23%, 03/19/40 (Call 09/19/39)	1,150	1,422,120
4.33%, 03/19/50 (Call 09/19/49)	1,814	2,325,816
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,741,344
Hess Corp.
5.60%, 02/15/41	662	762,487
5.80%, 04/01/47 (Call 10/01/46)	465	531,948
6.00%, 01/15/40	430	497,374
7.13%, 03/15/33	455	562,627
7.30%, 08/15/31	500	616,340
Husky Energy Inc., 6.80%, 09/15/37	108	132,826
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)	990	1,334,736
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	260	258,957
6.60%, 10/01/37	540	582,918
6.80%, 03/15/32	466	515,084
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	433	464,191
4.75%, 09/15/44 (Call 03/15/44)	697	781,925
5.00%, 09/15/54 (Call 03/15/54)	468	521,052
5.85%, 12/15/45 (Call 06/15/45)	305	354,605
6.50%, 03/01/41 (Call 09/01/40)	180	230,264
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	475	574,265

Security	Par (000)	Value

Oil & Gas (continued)
Noble Energy Inc.
4.20%, 10/15/49 (Call 04/15/49)	$270	$328,730
4.95%, 08/15/47 (Call 02/15/47)	430	565,846
5.05%, 11/15/44 (Call 05/15/44)	595	776,859
5.25%, 11/15/43 (Call 05/15/43)	595	793,286
6.00%, 03/01/41 (Call 09/01/40)	540	747,581
Ovintiv Inc.
6.50%, 08/15/34	330	321,298
6.50%, 02/01/38	650	617,056
6.63%, 08/15/37	235	227,469
7.20%, 11/01/31	100	102,631
7.38%, 11/01/31	200	209,026
8.13%, 09/15/30	290	311,175
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(a)	685	694,200
4.70%, 07/30/49(a)	1,455	1,585,950
6.00%, 05/03/42(a)	15	18,600
6.45%, 05/30/44(a)	1,700	2,244,000
6.50%, 11/07/48(a)	1,105	1,480,700
Petroleos del Peru SA
4.75%, 06/19/32(a)(b)	878	985,555
5.63%, 06/19/47(a)	575	701,500
Petronas Capital Ltd.
4.50%, 03/18/45(a)	1,460	1,873,224
4.55%, 04/21/50 (Call 10/21/49)(a)	2,000	2,631,880
4.80%, 04/21/60 (Call 10/21/59)(a)	20	28,554
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	121	147,264
4.88%, 11/15/44 (Call 05/15/44)	1,510	1,840,196
5.88%, 05/01/42	1,201	1,622,544
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)	500	564,870
Saudi Arabian Oil Co.
4.25%, 04/16/39(a)	2,075	2,416,673
4.38%, 04/16/49(a)	1,935	2,350,056
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)(b)	785	825,415
3.25%, 04/06/50 (Call 10/06/49)	95	102,400
3.63%, 08/21/42	583	649,045
3.75%, 09/12/46	755	865,927
4.00%, 05/10/46	1,380	1,647,631
4.13%, 05/11/35	1,955	2,414,673
4.38%, 05/11/45	1,896	2,356,496
4.55%, 08/12/43	440	551,692
5.50%, 03/25/40	1,115	1,562,438
6.38%, 12/15/38	1,695	2,540,358
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)(b)	400	492,860
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	735	961,434
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)	250	354,573
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	55	67,452
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	610	737,216
4.25%, 04/12/47(a)	600	751,560
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/49 (Call 02/08/49)(a)	310	361,121
4.60%, 09/12/48(a)	300	397,173
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	990	1,072,826

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.35%, 07/15/33	$175	$204,548
5.95%, 12/01/34	40	48,786
5.95%, 05/15/35	441	552,873
6.50%, 06/15/38	661	870,882
6.80%, 05/15/38	402	547,698
6.85%, 06/01/39	483	657,096
7.15%, 02/01/32	400	527,903
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	600	753,294
Total Capital International SA
3.13%, 05/29/50 (Call 11/29/49)	1,535	1,615,914
3.46%, 07/12/49 (Call 01/12/49)	951	1,060,224
Valero Energy Corp.
4.90%, 03/15/45	834	990,941
6.63%, 06/15/37	604	818,064
7.50%, 04/15/32	855	1,232,481
10.50%, 03/15/39	29	48,547

		110,125,965

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	882	933,656
Baker Hughes Holdings LLC, 5.13%, 09/15/40	839	1,022,140
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	200	201,703
4.75%, 08/01/43 (Call 02/01/43)	935	975,539
4.85%, 11/15/35 (Call 05/15/35)	840	935,931
5.00%, 11/15/45 (Call 05/15/45)	716	787,837
6.70%, 09/15/38	586	750,668
7.45%, 09/15/39	835	1,138,830
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	816	732,843

		7,479,147

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	385	462,750
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	634	831,605
WestRock MWV LLC, 7.95%, 02/15/31	51	73,420
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	97	105,135
4.20%, 06/01/32 (Call 03/01/32)	715	866,705

		2,339,615

Pharmaceuticals — 6.9%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	3,230	3,780,991
4.25%, 11/21/49 (Call 05/21/49)(a)	3,333	4,023,169
4.30%, 05/14/36 (Call 11/14/35)	407	485,960
4.40%, 11/06/42	1,210	1,462,637
4.45%, 05/14/46 (Call 11/14/45)	1,039	1,258,408
4.50%, 05/14/35 (Call 11/14/34)	989	1,222,221
4.55%, 03/15/35 (Call 09/15/34)(a)	1,850	2,313,176
4.63%, 10/01/42 (Call 04/01/42)(a)	400	492,218
4.70%, 05/14/45 (Call 11/14/44)	1,831	2,287,035
4.75%, 03/15/45 (Call 09/15/44)(a)	944	1,166,035
4.85%, 06/15/44 (Call 12/15/43)(a)	310	389,896
4.88%, 11/14/48 (Call 05/14/48)	1,010	1,305,330
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	200	231,037
4.30%, 12/15/47 (Call 06/15/47)	650	767,805
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(b)	215	200,335
4.00%, 09/18/42	203	250,791

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 11/16/45(b)	$165	$216,391
4.38%, 08/17/48 (Call 02/17/48)	924	1,252,872
6.45%, 09/15/37	2,235	3,456,299
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	640	702,769
4.20%, 07/15/34 (Call 01/15/34)(a)	996	1,164,718
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	221	250,440
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	687	821,308
4.65%, 11/15/43 (Call 05/15/43)(a)	74	82,191
4.70%, 07/15/64 (Call 01/15/64)(a)	660	732,778
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	900	1,115,208
5.50%, 07/30/35(a)	100	124,208
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	925	1,044,301
4.67%, 06/06/47 (Call 12/06/46)	550	694,136
4.69%, 12/15/44 (Call 06/15/44)	1,039	1,315,028
Bristol-Myers Squibb Co.
3.25%, 08/01/42	734	858,755
4.13%, 06/15/39 (Call 12/15/38)	563	721,906
4.25%, 10/26/49 (Call 04/26/49)	2,656	3,534,547
4.35%, 11/15/47 (Call 05/15/47)	295	393,228
4.50%, 03/01/44 (Call 09/01/43)	690	939,680
4.55%, 02/20/48 (Call 08/20/47)	1,100	1,519,056
4.63%, 05/15/44 (Call 11/15/43)	460	622,202
5.00%, 08/15/45 (Call 02/15/45)	1,159	1,652,780
5.25%, 08/15/43	430	617,135
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	200	222,756
4.50%, 11/15/44 (Call 05/15/44)	35	38,537
4.60%, 03/15/43(b)	470	522,155
4.90%, 09/15/45 (Call 03/15/45)	415	491,848
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	350	372,826
3.40%, 03/15/50 (Call 09/15/49)	1,275	1,372,557
3.88%, 10/15/47 (Call 04/15/47)	817	931,787
4.80%, 08/15/38 (Call 02/15/38)	1,840	2,323,497
4.80%, 07/15/46 (Call 01/16/46)	95	123,073
4.90%, 12/15/48 (Call 06/15/48)	1,820	2,437,991
5.38%, 02/15/42 (Call 08/15/41)	425	546,510
6.13%, 11/15/41	205	299,047
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	615	601,584
4.13%, 04/01/40 (Call 10/01/39)	50	58,094
4.25%, 04/01/50 (Call 10/01/49)	240	286,541
4.78%, 03/25/38 (Call 09/25/37)	2,945	3,618,825
4.88%, 07/20/35 (Call 01/20/35)(b)	845	1,078,074
5.05%, 03/25/48 (Call 09/25/47)(b)	5,280	6,885,158
5.13%, 07/20/45 (Call 01/20/45)	2,555	3,308,321
5.30%, 12/05/43 (Call 06/05/43)	733	961,676
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	545	521,253
3.70%, 03/01/45 (Call 09/01/44)	25	30,486
3.88%, 03/15/39 (Call 09/15/38)(b)	1,050	1,278,147
3.95%, 05/15/47 (Call 11/15/46)	675	853,591
3.95%, 03/15/49 (Call 09/15/48)	348	448,220
4.15%, 03/15/59 (Call 09/15/58)	771	1,018,065
5.95%, 11/15/37	50	74,998
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	660	851,233
5.38%, 04/15/34	695	980,664

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.38%, 05/15/38	$1,580	$2,458,238
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	540	639,999
3.50%, 01/15/48 (Call 07/15/47)	666	813,272
3.55%, 03/01/36 (Call 09/01/35)	769	924,066
3.63%, 03/03/37 (Call 09/03/36)	910	1,110,172
3.70%, 03/01/46 (Call 09/01/45)	1,305	1,623,095
3.75%, 03/03/47 (Call 09/03/46)	735	917,423
4.38%, 12/05/33 (Call 06/05/33)	757	997,515
4.50%, 09/01/40	360	482,595
4.50%, 12/05/43 (Call 06/05/43)	275	377,282
4.85%, 05/15/41(b)	336	477,456
4.95%, 05/15/33	371	515,181
5.85%, 07/15/38	375	579,768
5.95%, 08/15/37	750	1,164,510
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)(b)	450	555,340
6.00%, 03/01/41 (Call 09/01/40)	20	27,426
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	513	676,121
5.90%, 11/01/39	140	201,408
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	80	81,617
2.45%, 06/24/50 (Call 12/24/49)	670	672,059
3.60%, 09/15/42 (Call 03/15/42)	730	888,243
3.70%, 02/10/45 (Call 08/10/44)	1,333	1,617,755
3.90%, 03/07/39 (Call 09/07/38)	1,265	1,581,324
4.00%, 03/07/49 (Call 09/07/48)	795	1,026,337
4.15%, 05/18/43	1,210	1,565,129
6.55%, 09/15/37(b)	75	119,067
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	35,963
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	515	650,294
5.40%, 11/29/43 (Call 05/29/43)	390	498,839
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	635	796,799
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	890	946,659
3.70%, 09/21/42	305	371,176
4.00%, 11/20/45 (Call 05/20/45)	795	1,012,495
4.40%, 05/06/44	1,841	2,456,241
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	410	444,358
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	250	262,368
2.70%, 05/28/50 (Call 11/28/49)	450	469,350
3.90%, 03/15/39 (Call 09/15/38)	695	862,170
4.00%, 12/15/36	680	837,422
4.00%, 03/15/49 (Call 09/15/48)	734	933,985
4.10%, 09/15/38 (Call 03/15/38)	385	484,211
4.13%, 12/15/46	604	776,549
4.20%, 09/15/48 (Call 03/15/48)	865	1,139,981
4.30%, 06/15/43	801	1,034,382
4.40%, 05/15/44	965	1,287,546
5.60%, 09/15/40	465	671,348
7.20%, 03/15/39	1,340	2,246,393
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	265	274,501
3.18%, 07/09/50 (Call 01/09/50)	200	205,112
3.38%, 07/09/60 (Call 01/09/60)(b)	500	513,164

Security	Par (000)	Value

Pharmaceuticals (continued)
Upjohn Inc.
3.85%, 06/22/40 (Call 12/22/39)(a)	$350	$380,508
4.00%, 06/22/50 (Call 12/22/49)(a)	750	816,375
Wyeth LLC
5.95%, 04/01/37	1,056	1,565,112
6.00%, 02/15/36	241	350,456
6.50%, 02/01/34	764	1,196,373
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	736	912,773
4.45%, 08/20/48 (Call 02/20/48)	455	604,180
4.70%, 02/01/43 (Call 08/01/42)	316	418,982

		125,554,957

Pipelines — 4.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,650	2,012,868
Cameron LNG LLC, 3.30%, 01/15/35 (Call 09/15/34)(a)	1,375	1,549,464
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)	355	403,532
7.63%, 04/15/32(a)	85	121,737
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	430	550,165
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	69,005
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	170	146,406
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	468	570,534
7.38%, 10/15/45 (Call 04/15/45)	137	206,778
Series B, 7.50%, 04/15/38	250	351,140
Enbridge Inc.
4.00%, 11/15/49 (Call 05/15/49)	325	355,962
4.50%, 06/10/44 (Call 12/10/43)	255	294,217
5.50%, 12/01/46 (Call 05/29/46)	630	838,416
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	350	348,108
5.00%, 05/15/50 (Call 11/15/49)	1,065	1,017,564
5.15%, 02/01/43 (Call 08/01/42)	435	406,159
5.15%, 03/15/45 (Call 09/15/44)	491	458,929
5.30%, 04/15/47 (Call 10/15/46)	690	671,155
5.95%, 10/01/43 (Call 04/01/43)	355	349,135
6.00%, 06/15/48 (Call 12/15/47)	610	634,729
6.05%, 06/01/41 (Call 12/01/40)	115	116,448
6.13%, 12/15/45 (Call 06/15/45)	693	708,214
6.25%, 04/15/49 (Call 10/15/48)	1,175	1,234,738
6.50%, 02/01/42 (Call 08/01/41)	650	700,498
6.63%, 10/15/36	205	222,750
7.50%, 07/01/38	355	417,738
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	100	101,308
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	750	705,444
3.70%, 01/31/51 (Call 07/31/50)	650	662,261
3.95%, 01/31/60 (Call 07/31/59)	675	686,395
4.20%, 01/31/50 (Call 07/31/49)	630	686,920
4.25%, 02/15/48 (Call 08/15/47)	800	870,817
4.45%, 02/15/43 (Call 08/15/42)	690	759,760
4.80%, 02/01/49 (Call 08/01/48)	795	938,690
4.85%, 08/15/42 (Call 02/15/42)	698	810,800
4.85%, 03/15/44 (Call 09/15/43)	925	1,071,248
4.90%, 05/15/46 (Call 11/15/45)	790	927,487
4.95%, 10/15/54 (Call 04/15/54)	165	190,300
5.10%, 02/15/45 (Call 08/15/44)	850	1,020,982
5.70%, 02/15/42	239	303,015

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.95%, 02/01/41	$430	$549,626
6.13%, 10/15/39	560	729,059
6.45%, 09/01/40	100	133,976
7.55%, 04/15/38	250	348,377
Series D, 6.88%, 03/01/33	233	309,199
Series H, 6.65%, 10/15/34	141	189,322
Series J, 5.75%, 03/01/35	75	93,678
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	200	253,097
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	405	442,278
5.00%, 08/15/42 (Call 02/15/42)	151	169,077
5.00%, 03/01/43 (Call 09/01/42)	575	652,528
5.40%, 09/01/44 (Call 03/01/44)	465	556,902
5.50%, 03/01/44 (Call 09/01/43)	390	466,538
5.63%, 09/01/41	70	84,373
5.80%, 03/15/35	300	371,764
6.38%, 03/01/41	565	710,450
6.50%, 02/01/37	200	252,444
6.50%, 09/01/39	503	643,577
6.55%, 09/15/40	235	292,158
6.95%, 01/15/38	925	1,230,498
7.30%, 08/15/33	51	69,562
7.40%, 03/15/31	148	196,432
7.50%, 11/15/40	170	230,823
7.75%, 03/15/32	100	137,566
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	400	374,542
5.05%, 02/15/46 (Call 08/15/45)	296	350,408
5.20%, 03/01/48 (Call 09/01/47)	269	330,221
5.30%, 12/01/34 (Call 06/01/34)	825	989,795
5.55%, 06/01/45 (Call 12/01/44)	1,370	1,697,261
7.75%, 01/15/32	777	1,115,310
7.80%, 08/01/31	41	57,388
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	360	379,939
4.20%, 03/15/45 (Call 09/15/44)	155	157,976
4.20%, 10/03/47 (Call 04/03/47)	260	281,377
4.25%, 09/15/46 (Call 03/15/46)	245	264,765
4.85%, 02/01/49 (Call 08/01/48)	498	592,512
5.15%, 10/15/43 (Call 04/15/43)	535	629,786
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,347	1,431,116
4.70%, 04/15/48 (Call 10/15/47)	970	1,044,558
4.90%, 04/15/58 (Call 10/15/57)	215	228,630
5.20%, 03/01/47 (Call 09/01/46)	639	725,790
5.20%, 12/01/47 (Call 06/01/47)	259	287,769
5.50%, 02/15/49 (Call 08/15/48)	1,023	1,214,635
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	495	602,946
Northern Natural Gas Co., 4.30%, 01/15/49 (Call 07/15/48)(a)	270	319,122
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	772	697,555
4.50%, 03/15/50 (Call 09/15/49)	5	4,510
4.95%, 07/13/47 (Call 01/06/47)	710	688,202
5.20%, 07/15/48 (Call 01/15/48)	879	866,244
6.00%, 06/15/35	230	256,171
7.15%, 01/15/51 (Call 07/15/50)	15	18,128
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	618	675,090

Security	Par (000)	Value

Pipelines (continued)
6.20%, 09/15/43 (Call 03/15/43)	$295	$325,119
6.65%, 10/01/36	215	247,850
6.85%, 10/15/37	375	430,070
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	220	232,127
4.90%, 10/01/46 (Call 04/01/46)	655	707,763
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	215	188,600
4.70%, 06/15/44 (Call 12/15/43)	557	516,983
4.90%, 02/15/45 (Call 08/15/44)	610	585,044
5.15%, 06/01/42 (Call 12/01/41)	275	269,449
6.65%, 01/15/37	559	632,877
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	205	235,746
4.83%, 05/01/48 (Call 11/01/47)(a)	165	193,083
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	160	175,822
8.00%, 03/01/32	150	214,209
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	570	668,909
5.95%, 09/25/43 (Call 03/25/43)	345	447,359
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	360	327,413
5.30%, 04/01/44 (Call 10/01/43)	591	561,363
5.35%, 05/15/45 (Call 11/15/44)	575	552,415
5.40%, 10/01/47 (Call 04/01/47)	1,040	1,032,670
6.10%, 02/15/42	225	229,729
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	363	387,791
7.00%, 07/15/32	270	361,285
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	585	703,961
4.75%, 05/15/38 (Call 11/15/37)	350	416,829
4.88%, 05/15/48 (Call 11/15/47)	505	651,021
5.00%, 10/16/43 (Call 04/16/43)	424	519,557
5.10%, 03/15/49 (Call 09/15/48)	760	1,014,548
5.60%, 03/31/34	250	317,411
5.85%, 03/15/36	250	328,631
6.10%, 06/01/40	485	658,403
6.20%, 10/15/37	778	1,061,899
7.25%, 08/15/38	430	636,175
7.63%, 01/15/39	846	1,308,741
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	300	339,024
4.60%, 03/15/48 (Call 09/15/47)	705	836,394
5.40%, 08/15/41 (Call 02/15/41)	151	182,099
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	665	772,965
4.90%, 01/15/45 (Call 07/15/44)	655	738,870
5.10%, 09/15/45 (Call 03/15/45)	618	722,791
5.40%, 03/04/44 (Call 09/04/43)	385	450,962
5.75%, 06/24/44 (Call 12/24/43)	420	505,065
5.80%, 11/15/43 (Call 05/15/43)	220	261,989
6.30%, 04/15/40	820	1,034,573
8.75%, 03/15/32	125	180,376
Series A, 7.50%, 01/15/31	105	138,328

		73,191,154

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	85	102,335

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity (continued)
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	$325	$417,760
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	311	391,953
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	665	825,660

		1,737,708

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	300	298,296
3.38%, 08/15/31 (Call 05/15/31)(b)	370	420,957
4.00%, 02/01/50 (Call 08/01/49)	385	470,093
4.85%, 04/15/49 (Call 10/15/48)(b)	260	353,465
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	50	51,496
3.70%, 10/15/49 (Call 04/15/49)	393	443,323
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	581	701,134
4.15%, 07/01/47 (Call 01/01/47)(b)	175	222,029
4.35%, 04/15/48 (Call 10/15/47)	50	64,763
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	285	315,866
Crown Castle International Corp.
3.25%, 01/15/51 (Call 07/15/50)	125	129,809
4.00%, 11/15/49 (Call 05/15/49)	410	479,965
4.15%, 07/01/50 (Call 01/01/50)	50	59,023
4.75%, 05/15/47 (Call 11/15/46)	110	140,839
5.20%, 02/15/49 (Call 08/15/48)	852	1,143,777
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	350	380,043
Equinix Inc., 3.00%, 07/15/50 (Call 01/15/50)	380	385,862
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	35	43,041
4.50%, 07/01/44 (Call 01/01/44)	83	106,922
4.50%, 06/01/45 (Call 12/01/44)	600	773,074
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	75	79,787
2.65%, 09/01/50 (Call 03/01/50)	200	185,738
4.50%, 03/15/48 (Call 09/15/47)	355	459,518
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	415	418,923
4.50%, 12/01/44 (Call 06/01/44)	417	481,797
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	205	295,189
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)(b)	334	329,427
4.13%, 12/01/46 (Call 06/01/46)	51	53,293
4.25%, 04/01/45 (Call 10/01/44)(b)	433	460,158
4.45%, 09/01/47 (Call 03/01/47)	373	406,164
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	510	469,926
3.00%, 04/15/50 (Call 10/15/49)	800	870,780
4.38%, 09/15/48 (Call 03/15/48)	235	320,195
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	695	905,961
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	385	430,486
4.65%, 03/15/49 (Call 09/15/48)	114	133,786
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(b)	669	634,880
4.25%, 10/01/44 (Call 04/01/44)	535	588,320
4.25%, 11/30/46 (Call 05/30/46)	285	316,522
4.75%, 03/15/42 (Call 09/15/41)	129	151,847
6.75%, 02/01/40 (Call 11/01/39)	555	788,518

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Trust F/1401
6.39%, 01/15/50 (Call 07/28/49)(a)(b)	$600	$619,200
6.95%, 01/30/44 (Call 07/30/43)(a)	200	218,500
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	200	219,482
3.10%, 11/01/34 (Call 08/01/34)	95	102,778
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	557	576,906
4.88%, 04/15/49 (Call 10/15/48)	123	135,797
5.70%, 09/30/43 (Call 03/30/43)	241	285,039
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	100	100,262
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)(b)	270	275,078
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)(b)	460	556,953
6.50%, 03/15/41 (Call 09/15/40)	495	646,720
Weyerhaeuser Co.
6.88%, 12/15/33	62	84,862
7.38%, 03/15/32	1,085	1,576,153

		21,162,722

Retail — 3.2%
Alimentation Couche-Tard Inc.
3.80%, 01/25/50 (Call 07/25/49)(a)	445	481,225
4.50%, 07/26/47 (Call 01/26/47)(a)	385	464,676
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	50	51,482
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)(b)	205	196,492
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	400	481,766
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	435	478,991
3.30%, 04/15/40 (Call 10/15/39)	450	514,069
3.35%, 04/15/50 (Call 10/15/49)	785	897,575
3.50%, 09/15/56 (Call 03/15/56)	160	190,768
3.90%, 06/15/47 (Call 12/15/46)	965	1,178,592
4.20%, 04/01/43 (Call 10/01/42)	846	1,063,023
4.25%, 04/01/46 (Call 10/01/45)	995	1,276,004
4.40%, 03/15/45 (Call 09/15/44)	990	1,275,327
4.50%, 12/06/48 (Call 06/06/48)	887	1,186,910
4.88%, 02/15/44 (Call 08/15/43)	925	1,256,699
5.40%, 09/15/40 (Call 03/15/40)	171	242,753
5.88%, 12/16/36	2,203	3,298,618
5.95%, 04/01/41 (Call 10/01/40)	705	1,070,942
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	335	305,892
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	955	1,083,686
4.05%, 05/03/47 (Call 11/03/46)(b)	1,086	1,297,262
4.25%, 09/15/44 (Call 03/15/44)	550	652,898
4.38%, 09/15/45 (Call 03/15/45)	530	644,141
4.55%, 04/05/49 (Call 10/05/48)	1,240	1,595,506
4.65%, 04/15/42 (Call 10/15/41)	569	722,844
5.00%, 04/15/40 (Call 10/15/39)	55	72,792
5.00%, 09/15/43 (Call 03/15/43)	30	37,867
5.13%, 04/15/50 (Call 10/15/49)	1,010	1,400,020
McDonald’s Corp.
3.63%, 05/01/43	596	661,890
3.63%, 09/01/49 (Call 03/01/49)	938	1,059,178
3.70%, 02/15/42	360	402,258
4.20%, 04/01/50 (Call 10/01/49)	75	91,528
4.45%, 03/01/47 (Call 09/01/46)	425	529,937
4.45%, 09/01/48 (Call 03/01/48)	732	917,126

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.60%, 05/26/45 (Call 11/26/44)	$715	$897,693
4.70%, 12/09/35 (Call 06/09/35)(b)	953	1,217,478
4.88%, 07/15/40	146	189,994
4.88%, 12/09/45 (Call 06/09/45)	665	866,793
5.70%, 02/01/39	555	778,298
6.30%, 10/15/37	666	981,705
6.30%, 03/01/38	439	653,350
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	460	323,378
Ross Stores Inc., 5.45%, 04/15/50 (Call 10/15/49)	390	501,466
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	50	51,231
3.50%, 11/15/50 (Call 05/15/50)	600	636,736
3.75%, 12/01/47 (Call 06/01/47)	685	748,761
4.30%, 06/15/45 (Call 12/10/44)	315	370,946
4.45%, 08/15/49 (Call 02/15/49)	828	1,004,748
4.50%, 11/15/48 (Call 05/15/48)	800	985,476
Target Corp.
3.63%, 04/15/46	810	1,002,059
3.90%, 11/15/47 (Call 05/15/47)(b)	517	674,045
4.00%, 07/01/42(b)	794	1,021,768
6.35%, 11/01/32(b)	570	845,296
6.50%, 10/15/37(b)	500	774,123
7.00%, 01/15/38	400	651,046
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	379	465,114
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49).	750	954,152
Walgreen Co., 4.40%, 09/15/42	655	692,249
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	508	583,407
4.65%, 06/01/46 (Call 12/01/45)	285	305,908
4.80%, 11/18/44 (Call 05/18/44)	790	869,624
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	530	588,989
3.63%, 12/15/47 (Call 06/15/47)	495	608,802
3.95%, 06/28/38 (Call 12/28/37)	618	772,499
4.00%, 04/11/43 (Call 10/11/42)	705	885,323
4.05%, 06/29/48 (Call 12/29/47)	2,175	2,826,324
4.30%, 04/22/44 (Call 10/22/43)	345	459,394
4.75%, 10/02/43 (Call 04/02/43)	360	484,672
5.00%, 10/25/40	430	606,079
5.25%, 09/01/35(b)	1,570	2,267,969
5.63%, 04/01/40	350	515,818
5.63%, 04/15/41	743	1,128,846
6.20%, 04/15/38	535	841,527
6.50%, 08/15/37	345	549,639

		58,663,462

Semiconductors — 1.6%
Analog Devices Inc.
4.50%, 12/05/36 (Call 06/05/36)	455	553,160
5.30%, 12/15/45 (Call 06/15/45)	145	204,801
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	820	874,826
4.35%, 04/01/47 (Call 10/01/46)(b)	481	653,055
5.10%, 10/01/35 (Call 04/01/35)	435	612,394
5.85%, 06/15/41	258	397,087
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	1,800	2,029,180
4.30%, 11/15/32 (Call 08/15/32)	1,019	1,173,084
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	205	219,567
3.25%, 11/15/49 (Call 05/15/49)	1,670	1,869,523

Security	Par (000)	Value

Semiconductors (continued)
3.73%, 12/08/47 (Call 06/08/47)	$1,515	$1,806,414
4.00%, 12/15/32	1,170	1,474,393
4.10%, 05/19/46 (Call 11/19/45)	925	1,150,754
4.10%, 05/11/47 (Call 11/11/46)(b)	740	934,342
4.25%, 12/15/42(b)	300	379,133
4.75%, 03/25/50 (Call 09/25/49)	1,725	2,389,159
4.80%, 10/01/41	535	719,900
4.90%, 07/29/45 (Call 01/29/45)	290	398,095
4.95%, 03/25/60 (Call 09/25/59)	425	612,288
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	535	570,510
5.00%, 03/15/49 (Call 09/15/48)	211	281,505
5.65%, 11/01/34 (Call 07/01/34)(b)	262	345,233
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	351	371,044
3.13%, 06/15/60 (Call 12/15/59)	510	558,790
4.88%, 03/15/49 (Call 09/15/48)	375	537,765
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	1,079	1,244,631
3.50%, 04/01/50 (Call 10/01/49)	855	968,109
3.70%, 04/01/60 (Call 10/01/59)	380	444,951
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	500	562,759
4.30%, 05/20/47 (Call 11/20/46)	721	921,283
4.65%, 05/20/35 (Call 11/20/34)	564	758,885
4.80%, 05/20/45 (Call 11/20/44)	1,163	1,583,359
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	308	385,859
4.15%, 05/15/48 (Call 11/15/47)	1,100	1,445,177

		29,431,015

Software — 2.8%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	200	186,967
4.50%, 06/15/47 (Call 12/15/46)	425	552,407
Fidelity National Information Services Inc., Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	355	462,213
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,171	1,472,313
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	7,000	7,353,301
2.68%, 06/01/60 (Call 12/01/59)	4,758	5,004,864
3.45%, 08/08/36 (Call 02/08/36)(b)	860	1,035,942
3.50%, 02/12/35 (Call 08/12/34)	1,025	1,264,880
3.50%, 11/15/42	780	934,035
3.70%, 08/08/46 (Call 02/08/46)	2,214	2,774,289
3.95%, 08/08/56 (Call 02/08/56)	1,500	1,983,965
4.00%, 02/12/55 (Call 08/12/54)	25	33,462
4.10%, 02/06/37 (Call 08/06/36)	1,202	1,548,538
4.20%, 11/03/35 (Call 05/03/35)	805	1,061,098
4.25%, 02/06/47 (Call 08/06/46)	25	33,725
4.45%, 11/03/45 (Call 05/03/45)(b)	50	69,791
4.50%, 02/06/57 (Call 08/06/56)	10	14,338
5.20%, 06/01/39	10	14,528
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	2,075	2,348,435
3.60%, 04/01/50 (Call 10/01/49)	2,675	2,974,572
3.80%, 11/15/37 (Call 05/15/37)	1,265	1,466,442
3.85%, 07/15/36 (Call 01/15/36)(b)	940	1,107,744
3.85%, 04/01/60 (Call 10/01/59)	1,762	2,035,690
3.90%, 05/15/35 (Call 11/15/34)	1,001	1,212,538
4.00%, 07/15/46 (Call 01/15/46)	1,885	2,222,788

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.00%, 11/15/47 (Call 05/15/47)	$1,475	$1,747,793
4.13%, 05/15/45 (Call 11/15/44)	1,285	1,530,915
4.30%, 07/08/34 (Call 01/08/34)	1,208	1,506,587
4.38%, 05/15/55 (Call 11/15/54)	809	1,017,211
4.50%, 07/08/44 (Call 01/08/44)	570	707,338
5.38%, 07/15/40	1,450	1,993,877
6.13%, 07/08/39	765	1,124,164
6.50%, 04/15/38	881	1,354,321

		50,151,071

Telecommunications — 7.0%
America Movil SAB de CV
4.38%, 07/16/42	753	921,544
4.38%, 04/22/49 (Call 10/22/48)	950	1,184,902
6.13%, 11/15/37(b)	125	177,780
6.13%, 03/30/40	1,526	2,214,608
6.38%, 03/01/35	400	577,962
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	25	26,571
3.30%, 02/01/52 (Call 08/01/51)	600	594,500
3.50%, 06/01/41 (Call 12/01/40)	1,500	1,587,971
3.50%, 02/01/61 (Call 08/01/60)	1,000	994,182
3.65%, 06/01/51 (Call 12/01/50)	1,315	1,386,686
3.85%, 06/01/60 (Call 12/01/59)	1,025	1,084,135
4.30%, 12/15/42 (Call 06/15/42)	1,235	1,407,358
4.35%, 06/15/45 (Call 12/15/44)	1,925	2,207,215
4.50%, 05/15/35 (Call 11/15/34)	1,665	1,994,980
4.50%, 03/09/48 (Call 09/09/47)	2,855	3,363,852
4.55%, 03/09/49 (Call 09/09/48)	1,470	1,735,580
4.65%, 06/01/44 (Call 12/01/43)(b)	635	738,283
4.75%, 05/15/46 (Call 11/15/45)	2,185	2,627,162
4.80%, 06/15/44 (Call 12/15/43)	1,800	2,172,026
4.85%, 03/01/39 (Call 09/01/38)	1,481	1,797,056
4.85%, 07/15/45 (Call 01/15/45)	636	759,061
4.90%, 08/15/37 (Call 02/14/37)	1,155	1,428,513
4.90%, 06/15/42	475	579,049
5.15%, 03/15/42	915	1,153,205
5.15%, 11/15/46 (Call 05/15/46)	1,335	1,677,989
5.15%, 02/15/50 (Call 08/14/49)	1,004	1,289,747
5.25%, 03/01/37 (Call 09/01/36)	2,039	2,576,709
5.30%, 08/15/58 (Call 02/14/58)	310	408,930
5.35%, 09/01/40	1,405	1,808,997
5.35%, 12/15/43	225	282,437
5.38%, 10/15/41	440	550,679
5.45%, 03/01/47 (Call 09/01/46)	1,190	1,558,668
5.55%, 08/15/41	546	707,367
5.65%, 02/15/47 (Call 08/15/46)	1,110	1,454,571
5.70%, 03/01/57 (Call 09/01/56)	454	622,305
6.00%, 08/15/40 (Call 05/15/40)	955	1,283,934
6.10%, 07/15/40(b)	120	162,079
6.15%, 09/15/34(b)	190	263,341
6.20%, 03/15/40	100	137,032
6.25%, 03/29/41(b)	250	346,309
6.30%, 01/15/38	100	140,470
6.35%, 03/15/40	486	668,310
6.38%, 03/01/41	889	1,259,906
6.45%, 06/15/34	125	174,351
6.55%, 02/15/39	350	494,110
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	496	623,341
4.46%, 04/01/48 (Call 10/01/47)	884	1,127,814

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
4.25%, 11/08/49 (Call 05/08/49)(a)	$305	$354,705
9.63%, 12/15/30	1,812	2,953,374
Cisco Systems Inc.
5.50%, 01/15/40	263	386,915
5.90%, 02/15/39	2,060	3,127,378
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	209	240,994
4.38%, 11/15/57 (Call 05/15/57)	478	584,760
4.70%, 03/15/37	165	200,787
4.75%, 03/15/42	535	670,235
5.35%, 11/15/48 (Call 05/15/48)	415	557,398
5.45%, 11/15/79 (Call 05/15/79)	625	782,916
5.75%, 08/15/40	315	426,124
5.85%, 11/15/68 (Call 05/15/68)	50	67,306
7.25%, 08/15/36 (Call 08/15/26)	100	126,031
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	650	722,504
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	450	571,471
4.88%, 03/06/42(a)	345	453,534
9.25%, 06/01/32	614	1,034,045
Juniper Networks Inc., 5.95%, 03/15/41	405	512,558
Motorola Solutions Inc., 5.50%, 09/01/44	220	256,415
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	520	674,961
Orange SA
5.38%, 01/13/42	630	894,460
5.50%, 02/06/44 (Call 08/06/43)(b)	625	919,541
9.00%, 03/01/31	1,068	1,751,355
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	870	992,041
4.30%, 02/15/48 (Call 08/15/47)(b)	770	956,082
4.35%, 05/01/49 (Call 11/01/48)	373	463,058
4.50%, 03/15/43 (Call 09/15/42)	495	605,208
5.00%, 03/15/44 (Call 09/15/43)	850	1,112,049
5.45%, 10/01/43 (Call 04/01/43)(b)	84	116,112
7.50%, 08/15/38	240	373,211
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	245	255,810
Telefonica Emisiones SA
4.67%, 03/06/38	635	748,008
4.90%, 03/06/48	760	900,606
5.21%, 03/08/47	1,005	1,218,707
5.52%, 03/01/49 (Call 09/01/48)	645	816,639
7.05%, 06/20/36	1,490	2,168,321
Telefonica Europe BV, 8.25%, 09/15/30	1,530	2,330,234
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	200	241,927
4.60%, 11/16/48 (Call 05/16/48)	688	866,894
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)(a)	25	26,141
4.38%, 04/15/40 (Call 10/15/39)(a)	1,360	1,627,675
4.50%, 04/15/50 (Call 10/15/49)(a)	2,210	2,697,327
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	1,115	1,333,216
4.00%, 03/22/50 (Call 09/22/49)	50	62,707
4.13%, 08/15/46	800	992,788
4.27%, 01/15/36	1,765	2,165,559
4.40%, 11/01/34 (Call 05/01/34)	2,080	2,591,644
4.50%, 08/10/33	3,090	3,919,948
4.52%, 09/15/48(b)	3,035	3,991,158
4.67%, 03/15/55	365	501,915

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 11/01/41	$1,868	$2,464,430
4.81%, 03/15/39(b)	1,370	1,811,079
4.86%, 08/21/46	2,377	3,209,369
5.01%, 04/15/49	740	1,032,128
5.01%, 08/21/54	35	50,665
5.25%, 03/16/37	2,155	2,927,388
5.50%, 03/16/47	970	1,421,247
6.55%, 09/15/43	920	1,478,257
7.75%, 12/01/30(b)	125	195,943
Vodafone Group PLC
4.25%, 09/17/50	950	1,108,679
4.38%, 02/19/43(b)	955	1,122,419
4.88%, 06/19/49	1,195	1,496,934
5.00%, 05/30/38	417	523,944
5.13%, 06/19/59	130	163,944
5.25%, 05/30/48	2,289	3,003,457
6.15%, 02/27/37(b)	673	949,005
6.25%, 11/30/32	620	845,820

		128,483,037

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(b)	300	308,409
6.35%, 03/15/40	365	434,400

		742,809

Transportation — 3.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	50	59,666
3.90%, 08/01/46 (Call 02/01/46)	425	528,334
4.05%, 06/15/48 (Call 12/15/47)(b)	645	815,149
4.13%, 06/15/47 (Call 12/15/46)	74	93,337
4.15%, 04/01/45 (Call 10/01/44)	177	224,153
4.15%, 12/15/48 (Call 06/15/48)	635	820,717
4.38%, 09/01/42 (Call 03/01/42)	635	815,859
4.40%, 03/15/42 (Call 09/15/41)	615	783,322
4.45%, 03/15/43 (Call 09/15/42)	661	861,900
4.55%, 09/01/44 (Call 03/01/44)	755	1,000,235
4.70%, 09/01/45 (Call 03/01/45)(b)	110	148,882
4.90%, 04/01/44 (Call 10/01/43)	755	1,043,249
4.95%, 09/15/41 (Call 03/15/41)	434	586,680
5.05%, 03/01/41 (Call 09/01/40)	201	275,496
5.15%, 09/01/43 (Call 03/01/43)	655	924,984
5.40%, 06/01/41 (Call 12/01/40)	240	339,446
5.75%, 05/01/40 (Call 11/01/39)	864	1,257,707
6.15%, 05/01/37	600	902,636
6.20%, 08/15/36	200	294,486
7.95%, 08/15/30	83	126,482
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	170	170,636
3.20%, 08/02/46 (Call 02/02/46)	378	434,220
3.65%, 02/03/48 (Call 08/03/47)	160	196,605
4.45%, 01/20/49 (Call 07/20/48)	520	715,890
4.50%, 11/07/43 (Call 05/07/43)	50	65,346
6.20%, 06/01/36	475	725,249
6.25%, 08/01/34	186	283,680
6.38%, 11/15/37	395	610,795
6.71%, 07/15/36	425	648,358
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	346	456,873
4.80%, 08/01/45 (Call 02/01/45)	420	575,558

Security	Par (000)	Value

Transportation (continued)
5.75%, 03/15/33(b)	$850	$1,108,900
5.95%, 05/15/37	106	157,348
6.13%, 09/15/2115 (Call 03/15/2115)	463	709,798
7.13%, 10/15/31	253	372,321
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)(b)	650	731,431
3.80%, 11/01/46 (Call 05/01/46)	628	732,330
3.80%, 04/15/50 (Call 10/15/49)	60	72,347
3.95%, 05/01/50 (Call 11/01/49)	435	533,854
4.10%, 03/15/44 (Call 09/15/43)	500	614,154
4.25%, 11/01/66 (Call 05/01/66)	431	536,667
4.30%, 03/01/48 (Call 09/01/47)	156	197,926
4.40%, 03/01/43 (Call 09/01/42)	425	521,238
4.50%, 03/15/49 (Call 09/15/48)	480	632,831
4.50%, 08/01/54 (Call 02/01/54)	100	131,813
4.65%, 03/01/68 (Call 09/01/67)	135	178,086
4.75%, 05/30/42 (Call 11/30/41)	436	564,579
4.75%, 11/15/48 (Call 05/15/48)	210	283,262
5.50%, 04/15/41 (Call 10/15/40)	400	545,550
6.00%, 10/01/36	524	731,443
6.15%, 05/01/37	523	736,741
6.22%, 04/30/40	684	1,010,269
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(a)	400	508,000
FedEx Corp.
3.88%, 08/01/42	320	344,447
3.90%, 02/01/35	634	720,611
4.05%, 02/15/48 (Call 08/15/47)	846	948,507
4.10%, 04/15/43	227	255,754
4.10%, 02/01/45(b)	408	458,008
4.40%, 01/15/47 (Call 07/15/46)	475	548,896
4.50%, 02/01/65	25	26,753
4.55%, 04/01/46 (Call 10/01/45)	729	867,331
4.75%, 11/15/45 (Call 05/15/45)	840	1,017,855
4.90%, 01/15/34	730	934,637
4.95%, 10/17/48 (Call 04/17/48)	581	724,758
5.10%, 01/15/44	475	599,189
5.25%, 05/15/50 (Call 11/15/49)	700	937,478
Kansas City Southern
4.20%, 11/15/69 (Call 05/15/69)	560	564,867
4.30%, 05/15/43 (Call 11/15/42)	165	170,574
4.95%, 08/15/45 (Call 02/15/45)	270	288,986
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	530	562,162
3.16%, 05/15/55 (Call 11/15/54)(a)	655	688,735
3.40%, 11/01/49 (Call 05/01/49)	90	100,388
3.94%, 11/01/47 (Call 05/01/47)	158	189,505
3.95%, 10/01/42 (Call 04/01/42)	215	256,468
4.05%, 08/15/52 (Call 02/15/52)	463	561,589
4.10%, 05/15/49 (Call 11/15/48)(b)	420	527,331
4.15%, 02/28/48 (Call 08/28/47)	655	818,212
4.45%, 06/15/45 (Call 12/15/44)	360	462,183
4.65%, 01/15/46 (Call 07/15/45)	520	678,399
4.84%, 10/01/41	845	1,112,911
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)	415	477,250
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	30	37,740
TTX Co.
4.20%, 07/01/46 (Call 01/01/46)(a)	250	300,072
4.60%, 02/01/49 (Call 08/01/48)(a)	250	327,028

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	$100	$110,785
3.35%, 08/15/46 (Call 02/15/46)	270	294,727
3.38%, 02/01/35 (Call 08/01/34)	600	687,571
3.55%, 08/15/39 (Call 02/15/39)	615	725,269
3.60%, 09/15/37 (Call 03/15/37)	610	685,709
3.80%, 10/01/51 (Call 04/01/51)	975	1,177,757
3.88%, 02/01/55 (Call 08/01/54)	395	477,519
3.95%, 08/15/59 (Call 02/15/59)	25	29,268
4.00%, 04/15/47 (Call 10/15/46)(b)	150	181,961
4.05%, 11/15/45 (Call 05/15/45)	500	604,557
4.05%, 03/01/46 (Call 09/01/45)	495	601,120
4.10%, 09/15/67 (Call 03/15/67)	398	480,400
4.15%, 01/15/45 (Call 07/15/44)	205	251,491
4.30%, 03/01/49 (Call 09/01/48)	863	1,115,623
4.38%, 09/10/38 (Call 03/10/38)	909	1,131,798
4.38%, 11/15/65 (Call 05/15/65)	471	595,701
4.50%, 09/10/48 (Call 03/10/48)(b)	395	524,952
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	205	232,765
3.40%, 09/01/49 (Call 03/01/49)	650	747,838
3.63%, 10/01/42	445	516,060
3.75%, 11/15/47 (Call 05/15/47)	630	757,869
4.25%, 03/15/49 (Call 09/15/48)	1,065	1,385,999
4.88%, 11/15/40 (Call 05/15/40)	430	568,217
5.20%, 04/01/40 (Call 10/01/39)	20	27,712
5.30%, 04/01/50 (Call 10/01/49)	275	405,449
6.20%, 01/15/38	1,260	1,918,071

		61,141,630

Trucking & Leasing — 0.0%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)	150	159,670
5.20%, 03/15/44 (Call 09/15/43)	185	227,812

		387,482

Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	600	715,501
4.00%, 12/01/46 (Call 06/01/46)	230	279,377
4.15%, 06/01/49 (Call 12/01/48)(b)	225	282,913
4.20%, 09/01/48 (Call 03/01/48)(b)	649	809,425

Security	Par/ Shares (000)	Value

Water (continued)
4.30%, 12/01/42 (Call 06/01/42)	$146	$183,090
4.30%, 09/01/45 (Call 03/01/45)	445	566,322
6.59%, 10/15/37	432	662,597
Essential Utilities Inc., 4.28%, 05/01/49 (Call 11/01/48)	335	422,096
Veolia Environnement SA, 6.75%, 06/01/38	118	167,885

		4,089,206

Total Corporate Bonds & Notes — 98.1% (Cost: $1,645,873,022)		1,791,840,917

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(f)(g)(h)	78,470	78,548,064
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(f)(g)	8,697	8,697,000

		87,245,064

Total Short-Term Investments — 4.8% (Cost: $87,147,168)		87,245,064

Total Investments in Securities — 102.9% (Cost: $1,733,020,190)		1,879,085,981

Other Assets, Less Liabilities — (2.9)%		(53,434,134)

Net Assets — 100.0%		$1,825,651,847

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$158,289,593	$—	$(79,793,310	)(a)	$12,325	$39,456	$78,548,064	78,470	$346,575	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,587,000	—	(20,890,000	)(a)	—	—	8,697,000	8,697	31,148		—

					$12,325	$39,456	$87,245,064		$377,723		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Long-Term Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,791,840,917	$—	$1,791,840,917
Money Market Funds	87,245,064	—	—	87,245,064

	$87,245,064	$1,791,840,917	$—	$1,879,085,981

See notes to financial statements.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

August 31, 2020

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,791,840,917
Affiliated(c)	87,245,064
Cash	2,374
Receivables:
Investments sold	8,606,852
Securities lending income — Affiliated	30,556
Capital shares sold	124,177
Dividends	1,174
Interest	19,161,684

Total assets	1,907,012,798

LIABILITIES
Collateral on securities loaned, at value	78,429,598
Payables:
Investments purchased	2,841,926
Investment advisory fees	89,427

Total liabilities	81,360,951

NET ASSETS	$1,825,651,847

NET ASSETS CONSIST OF:
Paid-in capital	$1,687,823,111
Accumulated earnings	137,828,736

NET ASSETS	$1,825,651,847

Shares outstanding	25,800,000

Net asset value	$70.76

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$76,307,425
(b) Investments, at cost — Unaffiliated	$1,645,873,022
(c) Investments, at cost — Affiliated	$87,147,168

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	34

Statement of Operations (unaudited)

Six Months Ended August 31, 2020

iShares Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$31,148
Interest — Unaffiliated	32,256,125
Securities lending income — Affiliated — net	346,575
Other income — Unaffiliated	4,284

Total investment income	32,638,132

EXPENSES
Investment advisory fees	526,188
Miscellaneous	264

Total expenses	526,452

Net investment income	32,111,680

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(11,456,879)
Investments — Affiliated	12,325
In-kind redemptions — Unaffiliated	11,056,726

Net realized loss	(387,828)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(31,320,119)
Investments — Affiliated	39,456

Net change in unrealized appreciation (depreciation)	(31,280,663)

Net realized and unrealized loss	(31,668,491)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$443,189

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Long-Term Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,111,680	$55,494,470
Net realized gain (loss)	(387,828)	45,535,439
Net change in unrealized appreciation (depreciation)	(31,280,663)	200,407,133

Net increase in net assets resulting from operations	443,189	301,437,042

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(32,993,745)	(51,645,393)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(263,811,504)	1,283,334,387

NET ASSETS
Total increase (decrease) in net assets	(296,362,060)	1,533,126,036
Beginning of period	2,122,013,907	588,887,871

End of period	$1,825,651,847	$2,122,013,907

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	36

Financial Highlights

(For a share outstanding throughout each period)

	iShares Long-Term Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$70.27		$57.73	$60.06	$59.77	$56.51	$62.53

Net investment income(a)	1.20		2.54	2.56	2.48	2.48	2.55
Net realized and unrealized gain (loss)(b)	0.50		12.48	(2.31)	0.30	3.25	(6.02)

Net increase (decrease) from investment operations	1.70		15.02	0.25	2.78	5.73	(3.47)

Distributions(c)
From net investment income		(1.21)	(2.48)	(2.58)	(2.49)	(2.47)	(2.55)

Total distributions		(1.21)	(2.48)	(2.58)	(2.49)	(2.47)	(2.55)

Net asset value, end of period	$70.76		$70.27	$57.73	$60.06	$59.77	$56.51

Total Return
Based on net asset value	2.54	%(d)	26.50%	0.53%	4.65%	10.21%	(5.53)%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.11%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.06	%(e)	0.06%	0.10%	0.20%	0.20%	0.20%

Net investment income	3.49	%(e)	3.89%	4.44%	4.05%	4.10%	4.40%

Supplemental Data
Net assets, end of period (000)	$1,825,652		$2,122,014	$588,888	$714,682	$830,758	$785,548

Portfolio turnover rate(f)	7	%(d)	15%	24%	12%	10%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Long-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

N O T E S T O F I N A N C I A L S T A T E M E N T S	38

Notes to Financial Statements (unaudited) (continued)

Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

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Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Long-Term Corporate Bond
Barclays Bank PLC	$8,120,923	$8,120,923		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,268,660	1,268,660		—	—
BofA Securities, Inc.	3,623,475	3,623,475		—	—
Citigroup Global Markets Inc.	1,182,223	1,182,223		—	—
Credit Suisse Securities (USA) LLC	6,932,500	6,932,500		—	—
Deutsche Bank Securities Inc.	36,671	36,671		—	—
Goldman Sachs & Co.	18,732,077	18,732,077		—	—
HSBC Securities (USA) Inc.	4,916,353	4,916,353		—	—
Jefferies LLC	586,146	586,146		—	—
JPMorgan Securities LLC	18,164,667	18,164,667		—	—
Morgan Stanley & Co. LLC	4,495,391	4,495,391		—	—
Nomura Securities International Inc.	780,285	780,285		—	—
Pershing LLC	1,246,466	1,246,466		—	—
Scotia Capital (USA) Inc.	552,248	552,248		—	—
Wells Fargo Securities LLC	5,669,340	5,669,340		—	—

	$76,307,425	$76,307,425		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	40

Notes to Financial Statements (unaudited) (continued)

in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Fund paid BTC $97,541 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Long-Term Corporate Bond	$607,627	$8,065,015	$(3,940,283)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities
iShares ETF	Purchases	Sales

Long-Term Corporate Bond	$146,023,637	$128,223,222

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Long-Term Corporate Bond	$212,916,053	$470,701,329

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 29, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $11,646,952.

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Notes to Financial Statements (unaudited) (continued)

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Long-Term Corporate Bond	$1,733,134,743	$152,417,491	$(6,466,253)	$145,951,238

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	42

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	08/31/20		02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Long-Term Corporate Bond
Shares sold	3,100,000	$218,993,354	26,300,000	$1,702,397,129
Shares redeemed	(7,500,000)	(482,804,858)	(6,300,000)	(419,062,742)

Net increase (decrease)	(4,400,000)	$(263,811,504)	20,000,000	$1,283,334,387

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Name Change: Effective September 30, 2020, iShares Long-Term Corporate Bond ETF changed its name to iShares 10+ Year Investment Grade Corporate Bond ETF.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Long-Term Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	44

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	46

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-214-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Agency Bond ETF | AGZ | NYSE Arca
•	iShares Government/Credit Bond ETF | GBF | NYSE Arca
•	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX
•	iShares MBS ETF | MBB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.63%	21.94%

U.S. small cap equities (Russell 2000® Index)	6.57	6.02

International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13

Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.51%	5.11%	3.13%	2.45%	5.11%	16.65%	27.41%
Fund Market	2.55	5.29	3.16	2.47	5.29	16.80	27.64
Index	2.04	4.65	3.15	2.50	4.65	16.75	28.07

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.10	$ 1.02		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	86.1%
Foreign Government Obligations	11.7
Corporate Bonds & Notes	2.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	0.3%
1-5 Years	72.7
5-10 Years	17.3
10-15 Years	2.4
15-20 Years	6.0
More than 20 Years	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.26%	6.98%	4.61%	3.71%	6.98%	25.30%	43.92%
Fund Market	3.31	6.92	4.58	3.69	6.92	25.12	43.61
Index	3.41	7.26	4.81	3.91	7.26	26.50	46.68

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,032.60	$ 1.02		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	55.2%
Corporate Bonds & Notes	39.4
Foreign Government Obligations	4.5
Municipal Debt Obligations	0.9

ALLOCATION BYCREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	57.6%
Aa	4.3
A	16.5
Baa	19.9
Ba	1.3
Not Rated	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2020	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.92%	5.79%	3.36%	2.77%	5.79%	17.95%	31.44%
Fund Market	3.05	5.77	3.36	2.76	5.77	17.96	31.24
Index	3.00	5.95	3.54	2.96	5.95	18.98	33.84

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,029.20	$ 1.02		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	60.1%
Corporate Bonds & Notes	35.6
Foreign Government Obligations	4.1
Municipal Debt Obligations	0.2

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	63.3%
Aa	3.6
A	15.2
Baa	16.8
Ba	0.6
Not Rated	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	6

Fund Summary as of August 31, 2020	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.04%	4.49%	2.96%	2.76%	4.49%	15.71%	31.28%
Fund Market	2.04	4.50	2.96	2.75	4.50	15.70	31.17
Index	1.95	4.54	3.13	2.98	4.54	16.64	34.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,020.40	$ 0.25		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ISSUER

Issuer	Percentage of Total Investments	(a)

Uniform Mortgage-Backed Securities	57.7%
Government National Mortgage Association	25.3
Federal Home Loan Mortgage Corp.	14.7
Federal National Mortgage Association	2.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	0.1%
5-10 Years	5.2
10-15 Years	6.5
15-20 Years	5.1
20-25 Years	11.3
25-30 Years	55.9
30-35 Years	15.8
35-40 Years	0.1

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	8

Schedule of Investments (unaudited) August 31, 2020	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.1%
Navient Solutions LLC, 0.00%, 10/03/22(a)	$12,902	$12,778,012
Private Export Funding Corp.
Series EE, 2.80%, 05/15/22	23	23,958
Series KK, 3.55%, 01/15/24	5,045	5,525,586

		18,327,556

Total Corporate Bonds & Notes — 2.1% (Cost: $17,512,828)		18,327,556

Foreign Government Obligations(b)

Iraq — 6.6%
Iraq Government AID Bond, 2.15%, 01/18/22	55,915	57,369,908

Israel — 4.9%
Israel Government AID Bond
5.13%, 11/01/24	1,200	1,422,348
5.50%, 09/18/23	29,866	34,604,241
5.50%, 09/18/33	3,995	5,974,443
Series 2-Z, 0.00%, 09/15/20(a)	4	3,999

		42,005,031

Total Foreign Government Obligations — 11.5% (Cost: $95,404,506)		99,374,939

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 80.9%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(a)	100	92,577
Federal Farm Credit Banks Funding Corp. 0.25%, 06/02/22	5,000	5,005,200
0.32%, 08/10/23 (Call 08/10/21)	30,000	29,999,100
0.47%, 01/22/24 (Call 10/22/20)	6,000	5,998,560
0.87%, 09/23/22 (Call 09/23/20)	10,000	10,004,800
1.00%, 06/30/22 (Call 09/30/20)	19,000	19,013,680
1.55%, 01/28/22	25,000	25,478,000
1.75%, 07/01/22	19,865	20,432,543
1.77%, 06/26/23	600	623,508
1.85%, 08/05/22	630	647,325
1.85%, 07/26/24	620	653,040
2.80%, 12/17/21	4,000	4,124,720
3.00%, 10/19/21	600	619,038
3.05%, 11/15/21	900	930,456
Federal Home Loan Banks 1.38%, 02/17/23	17,560	18,075,210
1.63%, 12/20/21	27,000	27,521,910
1.88%, 12/09/22	3,000	3,112,350
2.13%, 06/10/22	3,300	3,414,972
2.13%, 06/09/23	15	15,779
2.38%, 03/14/25	12,000	13,052,400
2.50%, 12/09/22	1,715	1,802,568
2.50%, 12/10/27	2,480	2,785,561
2.63%, 12/10/21	335	345,459
2.88%, 12/10/21	17,445	18,029,407
2.88%, 09/13/24	5,250	5,774,422
3.00%, 09/10/21	50	51,442
3.00%, 03/10/28	640	743,347
3.13%, 09/09/22	1,000	1,058,530
3.13%, 06/13/25	1,055	1,188,215
3.13%, 09/12/25	30	33,897

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.25%, 06/09/28	$100	$118,937
3.38%, 12/08/23	1,490	1,638,508
5.50%, 07/15/36	5,275	8,228,103
5.63%, 03/14/36	3,000	4,666,740
Federal Home Loan Mortgage Corp. 0.00%, 12/11/25(a)	43,000	41,438,670
0.00%, 12/14/29(a)	18,826	16,657,998
0.00%, 12/17/29(a)	11,391	10,186,402
0.13%, 07/25/22	22,810	22,787,874
0.25%, 08/24/23	13,245	13,246,722
0.55%, 05/12/23 (Call 11/12/20)	36,000	36,014,760
2.38%, 01/13/22	59,409	61,221,569
6.75%, 09/15/29	500	753,025
6.75%, 03/15/31	1,714	2,678,228
Series 1, 0.00%, 11/15/38(a)	10,800	7,741,224
Federal National Mortgage Association 0.25%, 07/10/23	24,500	24,500,000
0.30%, 08/03/23 (Call 08/03/22)	105,000	104,846,700
0.38%, 08/25/25	6,520	6,502,266
0.63%, 04/22/25	12,400	12,520,156
1.38%, 09/06/22	11	11,266
1.88%, 09/24/26	400	431,840
2.00%, 01/05/22	2,705	2,772,679
2.88%, 09/12/23	9	9,716
5.63%, 07/15/37	1,225	1,959,388
6.03%, 10/08/27	3,491	4,753,904
6.21%, 08/06/38	2,813	4,794,027
6.25%, 05/15/29	5,003	7,229,535
6.63%, 11/15/30	3,000	4,609,860
7.13%, 01/15/30	10,000	15,470,600
7.25%, 05/15/30	5,600	8,813,280
NCUA Guaranteed Notes, Series A5, 3.45%, 06/12/21	1,850	1,893,845
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,049	1,060,633
Resolution Funding Corp. Interest Strip, 0.00%, 10/15/27(a)	300	273,789
Tennessee Valley Authority 1.88%, 08/15/22	2,000	2,061,680
2.88%, 09/15/24	4	4,385
4.25%, 09/15/65	35	50,954
4.65%, 06/15/35	1,000	1,387,380
4.88%, 01/15/48	4,513	6,844,100
5.25%, 09/15/39	7,124	10,821,855
5.38%, 04/01/56	1,700	2,826,879
5.50%, 06/15/38	1,079	1,660,775
5.88%, 04/01/36	6,800	10,622,280
6.15%, 01/15/38	485	787,761
Series A, 2.88%, 02/01/27	75	84,551
Series B, 4.70%, 07/15/33	3,821	5,286,239
Series E, 6.75%, 11/01/25	3,585	4,702,409
Tennessee Valley Authority Principal STRIP, 0.00%, 11/01/25(a)	2,450	2,337,765

		699,939,273

U.S. Government Obligations — 3.5%
U.S. Treasury Note/Bond
0.25%, 08/31/25	12,000	11,991,563
0.50%, 08/31/27	16,466	16,486,683
0.63%, 08/15/30	1,000	993,437

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.38%, 08/15/50	$1,000	$981,250

		30,452,933

Total U.S. Government & Agency Obligations — 84.4%
(Cost: $714,534,404)		730,392,206

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(c)(d)	17,688	17,688,000

Total Short-Term Investments — 2.1% (Cost: $17,688,000)		17,688,000

Total Investments in Securities — 100.1% (Cost: $845,139,738)		865,782,701

Other Assets, Less Liabilities — (0.1)%		(542,520)

Net Assets — 100.0%		$865,240,181

(a)	Zero-coupon bond.
(b)	U.S. dollar denominated security issued by foreign domiciled entity.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$25,759,000	$—	$(8,071,000	)(a)	$—	$—	$17,688,000	17,688	$38,861	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$18,327,556	$—	$18,327,556
Foreign Government Obligations	—	99,374,939	—	99,374,939
U.S. Government & Agency Obligations	—	730,392,206	—	730,392,206
Money Market Funds	17,688,000	—	—	17,688,000

	$17,688,000	$848,094,701	$—	$865,782,701

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$65	$69,458
4.75%, 03/30/30 (Call 12/30/29)	39	46,960
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	41	42,349
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	82	92,390
3.63%, 05/01/22	22	23,127
WPP Finance 2010, 3.75%, 09/19/24	44	48,239

		322,523

Aerospace & Defense — 1.0%
Boeing Co. (The) 1.88%, 06/15/23 (Call 04/15/23)	55	54,668
2.80%, 03/01/27 (Call 12/01/26)	150	146,610
2.95%, 02/01/30 (Call 11/01/29)	50	48,963
3.10%, 05/01/26 (Call 03/01/26)	120	119,921
3.83%, 03/01/59 (Call 09/01/58)	10	8,522
3.85%, 11/01/48 (Call 05/01/48)	55	48,936
4.88%, 05/01/25 (Call 04/01/25)	59	64,219
5.71%, 05/01/40 (Call 11/01/39)	60	69,349
5.81%, 05/01/50 (Call 11/01/49)	65	77,998
5.93%, 05/01/60 (Call 11/01/59)	75	92,072
6.63%, 02/15/38	50	60,579
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	100	114,528
4.25%, 04/01/50 (Call 10/01/49)	35	45,838
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	60	64,332
5.87%, 02/23/22	100	105,881
6.88%, 05/01/25 (Call 04/01/25)	75	85,204
L3Harris Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	18	19,801
4.85%, 04/27/35 (Call 10/27/34)	25	32,755
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	39	40,490
3.60%, 03/01/35 (Call 09/01/34)	47	56,232
4.09%, 09/15/52 (Call 03/15/52)	100	130,423
Series B, 6.15%, 09/01/36	28	41,603
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	100	109,191
3.25%, 01/15/28 (Call 10/15/27)	195	220,668
4.75%, 06/01/43	15	19,589
5.25%, 05/01/50 (Call 11/01/49)	100	144,212
Northrop Grumman Systems Corp., 7.75%, 02/15/31	21	32,117
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	24	26,612
3.13%, 07/01/50 (Call 01/01/50)	5	5,379
3.65%, 08/16/23 (Call 07/16/23)	6	6,513
3.95%, 08/16/25 (Call 06/16/25)	163	186,399
4.13%, 11/16/28 (Call 08/16/28)	133	158,348
4.15%, 05/15/45 (Call 11/16/44)	50	60,621
4.20%, 12/15/44 (Call 06/15/44)(a)	15	17,263
4.63%, 11/16/48 (Call 05/16/48)	100	131,862
4.80%, 12/15/43 (Call 06/15/43)(a)	23	29,206

		2,676,904

Agriculture — 0.6%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	174	187,474
2.95%, 05/02/23	100	105,806

Security	Par (000)	Value

Agriculture (continued)
4.45%, 05/06/50 (Call 11/06/49)	$51	$58,534
4.50%, 05/02/43	38	42,124
5.38%, 01/31/44	36	44,644
5.95%, 02/14/49 (Call 08/14/48)	50	67,742
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (Call 12/27/29)	39	44,875
3.75%, 09/15/47 (Call 03/15/47)	10	12,519
4.54%, 03/26/42	30	40,007
5.38%, 09/15/35	29	42,312
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	137	145,864
3.22%, 08/15/24 (Call 06/15/24)	267	287,909
3.22%, 09/06/26 (Call 07/06/26)	15	16,253
3.46%, 09/06/29 (Call 06/06/29)	22	23,907
3.56%, 08/15/27 (Call 05/15/27)	75	81,789
4.39%, 08/15/37 (Call 02/15/37)	32	34,921
4.76%, 09/06/49 (Call 03/06/49)	15	16,821
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (Call 06/25/27)	25	27,165
4.35%, 03/15/24 (Call 02/15/24)	62	68,207
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	124	138,884
4.25%, 11/10/44	106	129,129
Reynolds American Inc., 5.70%, 08/15/35 (Call 02/15/35)	70	86,669

		1,703,555

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 10/01/26	32	26,031
Series 2015-1, Class A, 3.38%, 11/01/28	19	15,643
Series 2019-1, Class AA, 3.15%, 02/15/32	55	51,387
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	10	9,407
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)	30	28,174
3.00%, 11/15/26 (Call 08/15/26)	55	55,327

		185,969

Apparel — 0.1%
NIKE Inc. 2.40%, 03/27/25 (Call 02/27/25)	50	53,921
3.38%, 03/27/50 (Call 09/27/49)	89	102,284
3.88%, 11/01/45 (Call 05/01/45)	29	35,205
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	25	25,628
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)	25	25,040
4.13%, 07/15/27 (Call 04/15/27)	5	4,872
4.25%, 04/01/25 (Call 01/01/25)	25	25,450

		272,400

Auto Manufacturers — 0.4%
American Honda Finance Corp. 1.70%, 09/09/21	22	22,287
2.05%, 01/10/23	20	20,725
2.30%, 09/09/26	30	32,132
3.45%, 07/14/23	15	16,206
3.50%, 02/15/28	33	38,098
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	15	20,285
Daimler Finance North America LLC, 8.50%, 01/18/31	25	38,404
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	69	73,668
5.20%, 04/01/45	100	107,874

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 04/01/48 (Call 10/01/47)	$25	$27,216
5.95%, 04/01/49 (Call 10/01/48)	20	23,487
6.75%, 04/01/46 (Call 10/01/45)	21	25,328
6.80%, 10/01/27 (Call 08/01/27)	100	122,368
General Motors Financial Co. Inc. 3.55%, 07/08/22	22	22,832
3.70%, 05/09/23 (Call 03/09/23)	61	63,941
4.20%, 11/06/21	22	22,737
4.35%, 04/09/25 (Call 02/09/25)	101	110,514
Toyota Motor Corp., 3.42%, 07/20/23	48	51,973
Toyota Motor Credit Corp. 2.15%, 09/08/22	90	93,125
2.15%, 02/13/30	50	53,100
3.40%, 09/15/21	36	37,148

		1,023,448

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	40,795
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	44	44,617
3.80%, 09/15/27 (Call 06/15/27)	35	37,393
5.25%, 05/15/49 (Call 11/15/48)	15	16,120
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	25	27,640

		166,565

Banks — 7.5%
Banco Santander SA, 3.49%, 05/28/30	200	219,220
Bank of America Corp. 1.32%, 06/19/26 (Call 06/19/25)(b)	150	151,920
2.46%, 10/22/25 (Call 10/22/24)(b)	112	118,660
2.50%, 02/13/31 (Call 02/13/30)(b)	200	210,896
2.59%, 04/29/31 (Call 04/29/30)(b)	100	106,613
2.68%, 06/19/41 (Call 06/19/40)(b)	49	50,168
3.00%, 12/20/23 (Call 12/20/22)(b)	317	334,099
3.19%, 07/23/30 (Call 07/23/29)(b)	122	135,505
3.46%, 03/15/25 (Call 03/15/24)(b)	400	436,824
3.50%, 04/19/26	198	224,524
3.59%, 07/21/28 (Call 07/21/27)(b)	139	156,803
3.82%, 01/20/28 (Call 01/20/27)(b)	120	136,495
3.97%, 03/05/29 (Call 03/05/28)(b)	107	123,545
3.97%, 02/07/30 (Call 02/07/29)(b)	43	50,388
4.08%, 03/20/51 (Call 03/20/50)(b)	150	187,582
4.20%, 08/26/24	179	200,698
4.45%, 03/03/26	87	100,782
Series L, 4.75%, 04/21/45	100	134,110
Bank of Montreal 2.50%, 06/28/24	22	23,540
2.90%, 03/26/22	55	57,211
Series E, 3.30%, 02/05/24	153	166,912
Bank of New York Mellon Corp. (The) 1.95%, 08/23/22	75	77,449
2.95%, 01/29/23 (Call 12/29/22)	26	27,542
3.00%, 10/30/28 (Call 07/30/28)	88	98,634
3.50%, 04/28/23	90	97,707
Bank of Nova Scotia (The) 1.30%, 06/11/25	118	120,734
1.95%, 02/01/23	50	51,774
4.50%, 12/16/25	100	116,150
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	45	48,135
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	200	203,718

Security	Par (000)	Value

Banks (continued)
Barclays PLC 2.65%, 06/24/31 (Call 06/24/30)(b)	$400	$407,708
3.93%, 05/07/25 (Call 05/07/24)(b)	230	249,791
Canadian Imperial Bank of Commerce 2.55%, 06/16/22	409	425,160
2.61%, 07/22/23 (Call 07/22/22)(b)	22	22,862
3.10%, 04/02/24	22	23,816
Citigroup Inc. 3.14%, 01/24/23 (Call 01/24/22)(b)	691	714,743
3.20%, 10/21/26 (Call 07/21/26)	200	222,780
3.67%, 07/24/28 (Call 07/24/27)(b)	167	189,176
3.70%, 01/12/26	136	154,134
4.28%, 04/24/48 (Call 04/24/47)(b)	65	84,107
4.65%, 07/30/45	22	28,997
4.65%, 07/23/48 (Call 06/23/48)	174	233,936
4.75%, 05/18/46	42	53,640
5.30%, 05/06/44	30	40,285
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	39	45,096
Cooperatieve Rabobank UA, 5.25%, 05/24/41	94	138,830
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	250	292,967
Deutsche Bank AG/London, 3.70%, 05/30/24	52	55,489
Fifth Third Bancorp 3.95%, 03/14/28 (Call 02/14/28)	61	71,841
4.30%, 01/16/24 (Call 12/16/23)	145	160,409
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(b)	25	24,669
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	100	108,680
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	5	5,317
3.75%, 02/25/26 (Call 11/25/25)	150	169,840
4.02%, 10/31/38 (Call 10/31/37)(b)	75	88,486
4.75%, 10/21/45 (Call 04/21/45)	215	286,369
4.80%, 07/08/44 (Call 01/08/44)	50	66,077
5.15%, 05/22/45	53	70,383
6.75%, 10/01/37	108	157,969
HSBC Holdings PLC 3.26%, 03/13/23 (Call 03/13/22)(b)	200	207,726
4.00%, 03/30/22	109	114,854
4.95%, 03/31/30	200	246,560
6.50%, 09/15/37	115	159,798
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	50	56,997
JPMorgan Chase & Co. 2.08%, 04/22/26 (Call 04/22/25)(b)	150	157,647
2.74%, 10/15/30 (Call 10/15/29)(b)	180	195,300
2.96%, 05/13/31 (Call 05/13/30)(b)	200	215,112
3.11%, 04/22/41 (Call 04/22/40)(b)	24	26,455
3.11%, 04/22/51 (Call 04/22/50)(b)	115	125,179
3.38%, 05/01/23	10	10,705
3.54%, 05/01/28 (Call 05/01/27)(b)	245	276,576
3.56%, 04/23/24 (Call 04/23/23)(b)	291	312,758
3.70%, 05/06/30 (Call 05/06/29)(b)	140	161,942
3.78%, 02/01/28 (Call 02/01/27)(b)	200	228,540
3.90%, 01/23/49 (Call 01/23/48)(b)	155	189,918
3.96%, 11/15/48 (Call 11/15/47)(b)	40	48,915
4.49%, 03/24/31 (Call 03/24/30)(b)	75	92,345
4.85%, 02/01/44	50	68,660
5.40%, 01/06/42	30	43,975
5.50%, 10/15/40	21	30,334
6.40%, 05/15/38	25	38,748

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KfW 1.38%, 08/05/24	$335	$349,144
2.50%, 02/15/22	130	134,306
Korea Development Bank (The) 2.00%, 09/12/26	237	251,666
2.13%, 10/01/24	225	236,551
Landwirtschaftliche Rentenbank, 2.38%, 06/10/25	100	109,161
Lloyds Banking Group PLC, 2.91%, 11/07/23 (Call 11/07/22)(b)	200	209,154
Mitsubishi UFJ Financial Group Inc. 2.67%, 07/25/22	10	10,398
2.80%, 07/18/24	200	214,568
3.22%, 03/07/22	8	8,332
3.29%, 07/25/27	200	222,574
3.46%, 03/02/23	10	10,684
Morgan Stanley 2.70%, 01/22/31 (Call 01/22/30)(b)	360	388,588
2.75%, 05/19/22	115	119,429
3.13%, 01/23/23	25	26,502
3.13%, 07/27/26	25	27,897
3.62%, 04/01/31 (Call 04/01/30)(b)	75	87,071
3.75%, 02/25/23	73	78,776
3.88%, 01/27/26	200	229,868
3.95%, 04/23/27	92	104,433
3.97%, 07/22/38 (Call 07/22/37)(b)	30	36,134
4.00%, 07/23/25	247	282,916
4.10%, 05/22/23	25	27,223
4.30%, 01/27/45	29	37,895
5.60%, 03/24/51 (Call 03/24/50)(b)	35	53,913
6.38%, 07/24/42	125	198,647
MUFG Americas Holdings Corp. 3.00%, 02/10/25 (Call 01/20/25)	50	54,361
3.50%, 06/18/22	50	52,716
Natwest Group PLC 6.00%, 12/19/23	158	177,935
6.10%, 06/10/23	22	24,419
Northern Trust Corp. 3.15%, 05/03/29 (Call 02/03/29)	46	52,712
3.38%, 05/08/32 (Call 05/08/27)(b)	41	44,488
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	200	212,914
2.60%, 07/23/26 (Call 05/24/26)	25	27,493
3.15%, 05/19/27 (Call 04/19/27)	137	154,152
3.45%, 04/23/29 (Call 01/23/29)	101	116,895
Royal Bank of Canada 1.15%, 06/10/25	50	50,914
1.95%, 01/17/23	200	207,258
2.55%, 07/16/24	84	90,291
2.80%, 04/29/22	72	74,912
3.70%, 10/05/23	39	42,813
4.65%, 01/27/26	40	47,354
Santander Holdings USA Inc. 3.45%, 06/02/25 (Call 05/02/25)	25	26,936
3.50%, 06/07/24 (Call 05/07/24)	67	72,069
4.50%, 07/17/25 (Call 04/17/25)	43	47,640
Santander UK PLC 2.10%, 01/13/23	200	207,006
4.00%, 03/13/24	40	44,449
State Street Corp. 2.65%, 05/15/23 (Call 05/15/22)(b)	22	22,862
3.03%, 11/01/34 (Call 11/01/29)(b)	83	90,652

Security	Par (000)	Value

Banks (continued)
3.10%, 05/15/23	$217	$232,327
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26	42	45,594
2.78%, 10/18/22	22	23,043
3.10%, 01/17/23	246	260,871
3.35%, 10/18/27	33	36,767
3.45%, 01/11/27	75	84,180
3.54%, 01/17/28	25	28,189
SVB Financial Group, 3.50%, 01/29/25	141	151,772
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	121,934
Toronto-Dominion Bank (The) 0.75%, 06/12/23	200	202,216
1.15%, 06/12/25	117	119,604
3.25%, 03/11/24	57	62,266
3.50%, 07/19/23	74	80,772
Truist Bank 2.45%, 08/01/22 (Call 07/01/22)	315	326,929
3.00%, 02/02/23 (Call 01/02/23)	40	42,338
4.05%, 11/03/25 (Call 09/03/25)	37	43,089
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/03/25)	200	204,544
2.20%, 03/16/23 (Call 02/13/23)	35	36,524
2.50%, 08/01/24 (Call 07/01/24)	96	102,624
2.75%, 04/01/22 (Call 03/01/22)	22	22,779
3.75%, 12/06/23 (Call 11/06/23)	30	33,057
U.S. Bancorp. 3.00%, 03/15/22 (Call 02/15/22)	35	36,366
3.60%, 09/11/24 (Call 08/11/24)	20	22,247
Series V, 2.38%, 07/22/26 (Call 06/22/26)	79	86,543
Wachovia Corp., 5.50%, 08/01/35	27	35,714
Wells Fargo & Co. 2.39%, 06/02/28 (Call 06/02/27)(b)	133	138,925
3.07%, 01/24/23 (Call 01/24/22)	260	269,025
3.55%, 09/29/25	145	162,410
4.15%, 01/24/29 (Call 10/24/28)	44	51,933
4.75%, 12/07/46	167	210,746
4.90%, 11/17/45	22	28,010
5.38%, 11/02/43	47	62,771
5.61%, 01/15/44	101	137,662
Westpac Banking Corp. 2.70%, 08/19/26	27	29,801
4.42%, 07/24/39	74	90,973

		20,794,555

Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)	340	384,394
4.90%, 02/01/46 (Call 08/01/45)	325	402,161
Anheuser-Busch InBev Finance Inc. 3.70%, 02/01/24	200	220,198
4.00%, 01/17/43	24	26,432
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)	200	229,160
3.75%, 07/15/42	37	39,666
4.50%, 06/01/50 (Call 12/01/49)	142	171,875
4.60%, 04/15/48 (Call 10/15/47)	35	41,786
4.75%, 04/15/58 (Call 10/15/57)	30	37,076
4.90%, 01/23/31 (Call 10/23/30)	200	252,810
5.80%, 01/23/59 (Call 07/23/58)	66	94,915
5.88%, 06/15/35	10	13,853

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	$45	$46,547
Brown-Forman Corp. 4.00%, 04/15/38 (Call 10/15/37)	20	24,158
4.50%, 07/15/45 (Call 01/15/45)	10	13,268
Coca-Cola Co. (The) 2.55%, 06/01/26	15	16,502
2.75%, 06/01/60	17	17,287
2.90%, 05/25/27	24	26,811
2.95%, 03/25/25	100	110,392
3.20%, 11/01/23	82	89,268
3.30%, 09/01/21	30	30,919
Constellation Brands Inc. 3.20%, 02/15/23 (Call 01/15/23)	22	23,316
3.70%, 12/06/26 (Call 09/06/26)	79	90,841
4.65%, 11/15/28 (Call 08/15/28)	44	52,974
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	44	46,252
Keurig Dr Pepper Inc. 3.43%, 06/15/27 (Call 03/15/27)	15	16,773
4.60%, 05/25/28 (Call 02/25/28)	50	60,474
5.09%, 05/25/48 (Call 11/25/47)	25	33,786
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	20	20,753
PepsiCo Inc. 2.25%, 03/19/25 (Call 02/19/25)	100	107,389
2.63%, 07/29/29 (Call 04/29/29)	56	62,371
3.00%, 10/15/27 (Call 07/15/27)	35	39,491
3.38%, 07/29/49 (Call 01/29/49)	115	131,433
3.60%, 03/01/24 (Call 12/01/23)	44	48,408
3.88%, 03/19/60 (Call 09/19/59)	30	38,365
4.00%, 03/05/42	50	63,614

		3,125,718

Biotechnology — 0.6%
Amgen Inc. 2.30%, 02/25/31 (Call 11/25/30)	50	52,673
2.45%, 02/21/30 (Call 11/21/29)	50	53,517
2.60%, 08/19/26 (Call 05/19/26)	75	82,321
3.13%, 05/01/25 (Call 02/01/25)	253	279,107
3.38%, 02/21/50 (Call 08/21/49)	88	96,283
3.63%, 05/22/24 (Call 02/22/24)	100	110,333
4.66%, 06/15/51 (Call 12/15/50)	44	58,083
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	15	21,089
Biogen Inc. 3.15%, 05/01/50 (Call 11/01/49)	100	101,483
4.05%, 09/15/25 (Call 06/15/25)	108	124,547
Gilead Sciences Inc. 3.25%, 09/01/22 (Call 07/01/22)	35	36,860
3.65%, 03/01/26 (Call 12/01/25)	100	114,428
3.70%, 04/01/24 (Call 01/01/24)	45	49,674
4.00%, 09/01/36 (Call 03/01/36)	20	25,009
4.50%, 02/01/45 (Call 08/01/44)	125	162,446
4.60%, 09/01/35 (Call 03/01/35)	33	43,944
4.75%, 03/01/46 (Call 09/01/45)	25	33,538
4.80%, 04/01/44 (Call 10/01/43)	63	84,204

		1,529,539

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	27,932
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	22	26,652
4.95%, 07/02/64 (Call 01/02/64)(c)	5	6,203

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	$30	$33,652
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	23,436
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	30	32,351

		150,226

Chemicals — 0.6%
Air Products & Chemicals Inc., 2.75%, 02/03/23	25	26,349
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	100	105,705
Albemarle Corp. 4.15%, 12/01/24 (Call 09/01/24)	76	82,629
5.45%, 12/01/44 (Call 06/01/44)	58	61,734
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	20	21,270
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	25	26,737
Dow Chemical Co. (The) 3.50%, 10/01/24 (Call 07/01/24)	60	65,789
4.25%, 10/01/34 (Call 04/01/34)	40	47,336
4.80%, 05/15/49 (Call 11/15/48)	55	65,737
5.55%, 11/30/48 (Call 05/30/48)	41	54,050
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	58	64,087
5.32%, 11/15/38 (Call 05/15/38)	55	70,853
Eastman Chemical Co. 3.80%, 03/15/25 (Call 12/15/24)	100	110,642
4.65%, 10/15/44 (Call 04/15/44)	15	17,644
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	100	105,932
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	19	23,850
Huntsman International LLC 4.50%, 05/01/29 (Call 02/01/29)	63	70,025
5.13%, 11/15/22 (Call 08/15/22)	115	123,037
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	26	30,923
5.25%, 07/15/43	30	36,741
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 04/01/25)	15	16,112
Mosaic Co. (The) 3.75%, 11/15/21 (Call 08/15/21)	22	22,512
4.05%, 11/15/27 (Call 08/15/27)	38	41,954
4.25%, 11/15/23 (Call 08/15/23)	22	23,881
Nutrien Ltd. 4.00%, 12/15/26 (Call 09/15/26)	62	71,495
4.90%, 06/01/43 (Call 12/01/42)	50	60,790
5.00%, 04/01/49 (Call 10/01/48)	5	6,540
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	25	30,084
RPM International Inc. 4.25%, 01/15/48 (Call 07/15/47)	15	15,930
5.25%, 06/01/45 (Call 12/01/44)	50	60,337
Sherwin-Williams Co. (The) 2.95%, 08/15/29 (Call 05/15/29)	100	110,160
4.50%, 06/01/47 (Call 12/01/46)	39	49,370
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	22	23,989

		1,744,224

Commercial Services — 0.7%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	21	23,748
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	42	47,303
Equifax Inc. 3.10%, 05/15/30 (Call 02/15/30)	40	43,889
3.30%, 12/15/22 (Call 09/15/22)	17	17,861

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
George Washington University (The), 4.87%, 09/15/45	$41	$55,898
Georgetown University (The)
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	15	21,561
Series B, 4.32%, 04/01/49 (Call 10/01/48)	40	51,892
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	38	44,511
IHS Markit Ltd. 4.13%, 08/01/23 (Call 07/01/23)	293	320,551
4.25%, 05/01/29 (Call 02/01/29)	50	58,556
4.75%, 08/01/28 (Call 05/01/28)	46	55,152
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	6,698
Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	5,253
Leland Stanford Junior University (The) 1.29%, 06/01/27 (Call 04/01/27)	133	135,671
3.65%, 05/01/48 (Call 11/01/47)	55	69,088
Moody’s Corp., 3.25%, 05/20/50 (Call 11/20/49)	43	47,436
Northeastern University, Series 2020, 2.89%, 10/01/50	5	5,238
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	25	31,527
PayPal Holdings Inc. 1.65%, 06/01/25 (Call 05/01/25)	100	104,069
2.20%, 09/26/22	30	31,095
2.30%, 06/01/30 (Call 03/01/30)	50	53,271
2.40%, 10/01/24 (Call 09/01/24)	131	139,922
2.85%, 10/01/29 (Call 07/01/29)	19	21,069
3.25%, 06/01/50 (Call 12/01/49)	60	68,349
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	44	50,419
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	200	213,692
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	34,362
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	5	6,571
Trustees of Princeton University (The), Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	5,154
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	5	6,033
University of Southern California 3.03%, 10/01/39	51	55,908
5.25%, 10/01/2111	10	16,018
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	42	50,042
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	122	123,152

		2,020,959

Computers — 0.9%
Apple Inc. 2.15%, 02/09/22	52	53,405
2.20%, 09/11/29 (Call 06/11/29)	42	45,348
2.40%, 01/13/23 (Call 12/13/22)	13	13,616
2.40%, 08/20/50 (Call 06/20/50)	100	99,578
2.65%, 05/11/50 (Call 11/11/49)	40	41,334
2.95%, 09/11/49 (Call 03/11/49)	60	64,677
3.45%, 02/09/45	30	35,073
3.85%, 05/04/43	52	64,014
4.25%, 02/09/47 (Call 08/09/46)	100	131,108
4.65%, 02/23/46 (Call 08/23/45)	115	157,070
Dell International LLC/EMC Corp. 4.90%, 10/01/26 (Call 08/01/26)(a)	150	169,537
5.45%, 06/15/23 (Call 04/15/23)(a)	91	100,461
6.02%, 06/15/26 (Call 03/15/26)(a)	135	158,483

Security	Par (000)	Value

Computers (continued)
DXC Technology Co. 4.25%, 04/15/24 (Call 02/15/24)	$57	$61,924
4.75%, 04/15/27 (Call 01/15/27)	61	68,011
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)	280	290,296
4.90%, 10/15/25 (Call 07/15/25)	20	23,095
6.35%, 10/15/45 (Call 04/15/45)	25	31,993
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	100	103,557
2.85%, 05/13/22	100	104,259
3.38%, 08/01/23	100	108,490
3.50%, 05/15/29	235	272,934
4.00%, 06/20/42	33	39,702
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(a)	5	5,578
Seagate HDD Cayman 4.09%, 06/01/29 (Call 03/01/29)(a)	43	46,059
4.13%, 01/15/31 (Call 10/15/30)(a)	25	27,053
4.88%, 03/01/24 (Call 01/01/24)	25	27,386
5.75%, 12/01/34 (Call 06/01/34)	16	18,210

		2,362,251

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The) 2.15%, 08/11/22	15	15,556
2.30%, 02/06/22	44	45,301
2.70%, 02/02/26	20	22,457
3.00%, 03/25/30	100	115,799
3.10%, 08/15/23	69	74,757
3.55%, 03/25/40	100	122,636
3.60%, 03/25/50	50	63,435
Unilever Capital Corp. 3.00%, 03/07/22	200	208,236
5.90%, 11/15/32	31	45,919

		714,096

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	30	38,724

Diversified Financial Services — 1.4%
Air Lease Corp. 3.00%, 02/01/30 (Call 11/01/29)	10	9,444
3.38%, 07/01/25 (Call 06/01/25)	75	76,454
3.63%, 12/01/27 (Call 09/01/27)	58	59,349
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)	35	33,925
5.00%, 04/01/23	35	35,163
5.50%, 02/15/22	70	71,494
Ally Financial Inc. 5.13%, 09/30/24	142	158,875
8.00%, 11/01/31	100	136,010
American Express Co. 2.75%, 05/20/22 (Call 04/19/22)	200	207,616
3.40%, 02/22/24 (Call 01/22/24)	22	24,110
3.63%, 12/05/24 (Call 11/04/24)	141	156,898
3.70%, 08/03/23 (Call 07/03/23)	31	33,773
4.05%, 12/03/42	58	73,563
4.20%, 11/06/25 (Call 10/06/25)	44	51,497
Ameriprise Financial Inc., 3.00%, 03/22/22	200	207,898
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	5	5,105

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
BGC Partners Inc. 3.75%, 10/01/24 (Call 09/01/24)	$25	$25,027
5.38%, 07/24/23	25	26,287
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	15	16,998
4.00%, 04/01/24 (Call 02/01/24)	17	18,755
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	201	219,281
3.30%, 10/30/24 (Call 09/30/24)	247	268,884
3.80%, 01/31/28 (Call 12/31/27)	50	55,892
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	50	57,270
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	88	92,658
3.20%, 01/25/28 (Call 10/25/27)	37	42,152
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	69	100,734
Credit Suisse USA Inc., 7.13%, 07/15/32	18	27,862
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	37	40,408
3.85%, 11/21/22	22	23,473
3.95%, 11/06/24 (Call 08/06/24)	83	91,149
Franklin Resources Inc., 2.85%, 03/30/25	90	98,573
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	215	222,054
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	50	62,898
International Lease Finance Corp., 5.88%, 08/15/22	22	23,782
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	33	37,592
Lazard Group LLC, 3.75%, 02/13/25	30	32,397
Legg Mason Inc. 4.75%, 03/15/26	25	29,761
5.63%, 01/15/44	25	34,140
Mastercard Inc. 2.95%, 06/01/29 (Call 03/01/29)	64	72,431
3.80%, 11/21/46 (Call 05/21/46)	25	30,743
3.85%, 03/26/50 (Call 09/26/49)	37	46,654
Raymond James Financial Inc., 3.63%, 09/15/26	24	27,608
Stifel Financial Corp., 4.25%, 07/18/24	22	24,240
Synchrony Financial 2.85%, 07/25/22 (Call 06/25/22)	122	126,177
3.70%, 08/04/26 (Call 05/04/26)	50	52,246
4.50%, 07/23/25 (Call 04/24/25)	109	119,025
Visa Inc. 3.15%, 12/14/25 (Call 09/14/25)	200	224,906
3.65%, 09/15/47 (Call 03/15/47)	100	123,961
4.30%, 12/14/45 (Call 06/14/45)	21	28,166

		3,865,358

Electric — 2.8%
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	24	26,895
Ameren Illinois Co. 3.25%, 03/15/50 (Call 09/15/49)	24	27,601
3.70%, 12/01/47 (Call 06/01/47)	41	49,087
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	57,592
Arizona Public Service Co. 2.60%, 08/15/29 (Call 05/15/29)	100	107,694
4.35%, 11/15/45 (Call 05/15/45)	15	18,645
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	27	29,550
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	40	50,331

Security	Par (000)	Value

Electric (continued)
Black Hills Corp. 3.88%, 10/15/49 (Call 04/15/49)	$23	$25,872
4.25%, 11/30/23 (Call 08/30/23)	15	16,493
CenterPoint Energy Houston Electric LLC 2.25%, 08/01/22 (Call 05/01/22)	200	205,870
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	41	43,952
CenterPoint Energy Inc. 2.95%, 03/01/30 (Call 12/01/29)	41	44,768
3.85%, 02/01/24 (Call 01/01/24)	80	87,790
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)	77	96,513
4.63%, 12/01/54 (Call 06/01/54)	35	45,672
Series 06-A, 5.85%, 03/15/36	26	35,574
Series 08-B, 6.75%, 04/01/38	15	22,866
Series B, 3.13%, 11/15/27 (Call 08/15/27)	51	57,002
Consumers Energy Co. 2.50%, 05/01/60 (Call 11/01/59)	25	24,248
3.95%, 07/15/47 (Call 01/15/47)	40	50,098
4.05%, 05/15/48 (Call 11/15/47)	31	39,415
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	25	26,816
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	31	37,906
Dominion Energy Inc. 4.25%, 06/01/28 (Call 03/01/28)	209	246,357
Series C, 4.05%, 09/15/42 (Call 03/15/42)	10	11,673
DTE Electric Co. 3.70%, 06/01/46 (Call 12/01/45)	48	57,088
Series A, 4.05%, 05/15/48 (Call 11/15/47)	39	49,041
DTE Energy Co. 3.80%, 03/15/27 (Call 12/15/26)	173	193,634
Series D, 3.70%, 08/01/23 (Call 07/01/23)	66	71,693
Duke Energy Carolinas LLC 2.45%, 08/15/29 (Call 05/15/29)	22	23,991
2.50%, 03/15/23 (Call 01/15/23)	47	49,364
3.88%, 03/15/46 (Call 09/15/45)	10	12,324
5.30%, 02/15/40	34	47,996
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	28	28,976
3.75%, 09/01/46 (Call 03/01/46)	122	140,728
Duke Energy Florida LLC, 6.35%, 09/15/37	165	251,318
Duke Energy Indiana LLC 6.45%, 04/01/39	45	69,124
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	30	40,319
Duke Energy Progress LLC 3.60%, 09/15/47 (Call 03/15/47)	52	61,328
3.70%, 10/15/46 (Call 04/15/46)	5	5,987
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	20	20,841
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	16,452
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	44	56,094
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	41	47,434
Evergy Kansas Central Inc. 3.10%, 04/01/27 (Call 01/01/27)	20	22,055
4.25%, 12/01/45 (Call 06/01/45)	30	37,823
Evergy Metro Inc. 3.65%, 08/15/25 (Call 05/15/25)	15	16,976
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	55	69,187
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	35	36,822
Series K, 2.75%, 03/15/22 (Call 02/15/22)	22	22,739
Series L, 2.90%, 10/01/24 (Call 08/01/24)	136	147,240

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series N, 3.80%, 12/01/23 (Call 11/01/23)	$167	$183,424
Exelon Corp., 4.45%, 04/15/46 (Call 10/15/45)	163	200,244
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	40	43,899
Series B, 4.25%, 03/15/23 (Call 12/15/22)	22	23,388
Series C, 4.85%, 07/15/47 (Call 01/15/47)	49	59,288
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	50	52,578
3.15%, 10/01/49 (Call 04/01/49)	100	113,868
4.05%, 06/01/42 (Call 12/01/41)	6	7,486
4.05%, 10/01/44 (Call 04/01/44)	10	12,695
4.13%, 06/01/48 (Call 12/01/47)	15	19,886
5.69%, 03/01/40	10	14,776
Georgia Power Co. 4.30%, 03/15/42	25	29,678
Series A, 2.20%, 09/15/24 (Call 08/15/24)	45	47,581
Iberdrola International BV, 5.81%, 03/15/25	100	119,169
Indiana Michigan Power Co., 4.25%, 08/15/48 (Call 02/15/48)	5	6,308
Interstate Power & Light Co., 3.50%, 09/30/49 (Call 03/30/49)	57	65,158
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	10	13,571
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	5	6,255
MidAmerican Energy Co. 3.50%, 10/15/24 (Call 07/15/24)	40	44,420
4.25%, 05/01/46 (Call 11/01/45)	25	31,918
4.40%, 10/15/44 (Call 04/15/44)	29	37,142
6.75%, 12/30/31	200	302,142
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/28 (Call 11/07/27)	34	39,585
NextEra Energy Capital Holdings Inc. 2.40%, 09/01/21	40	40,835
3.15%, 04/01/24 (Call 03/01/24)	25	27,146
3.50%, 04/01/29 (Call 01/01/29)	47	53,869
Northern States Power Co./MN 4.00%, 08/15/45 (Call 02/15/45)	17	21,288
5.35%, 11/01/39	20	28,481
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	5	6,072
Oglethorpe Power Corp., 5.25%, 09/01/50	22	26,821
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	119	145,927
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (Call 10/01/29)	40	44,780
4.15%, 04/01/47 (Call 10/01/46)	15	17,863
Oncor Electric Delivery Co. LLC 3.10%, 09/15/49 (Call 03/15/49)	5	5,514
3.80%, 09/30/47 (Call 03/30/47)	35	42,566
3.80%, 06/01/49 (Call 12/01/48)	25	30,870
4.55%, 12/01/41 (Call 06/01/41)	34	44,316
PacifiCorp 4.15%, 02/15/50 (Call 08/15/49)	100	126,255
6.00%, 01/15/39	60	88,829
PECO Energy Co., 5.95%, 10/01/36	29	42,106
PPL Electric Utilities Corp. 4.13%, 06/15/44 (Call 12/15/43)	31	38,125
4.15%, 06/15/48 (Call 12/15/47)	100	128,816
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	111	120,037
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	24	28,031
4.05%, 09/15/49 (Call 03/15/49)	85	107,856
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	40	47,322

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	$17	$19,453
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	50	53,940
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	41	44,802
San Diego Gas & Electric Co. 4.15%, 05/15/48 (Call 11/15/47)	21	26,252
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	44	54,764
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	10	11,170
Sempra Energy, 4.00%, 02/01/48 (Call 08/01/47)	60	69,523
Southern California Edison Co. 4.65%, 10/01/43 (Call 04/01/43)	74	86,643
6.00%, 01/15/34	19	25,529
6.05%, 03/15/39	28	36,975
Series A, 4.20%, 03/01/29 (Call 12/01/28)	135	156,149
Series B, 4.88%, 03/01/49 (Call 09/01/48)	5	6,074
Southern Co. (The) 2.95%, 07/01/23 (Call 05/01/23)	61	64,965
3.25%, 07/01/26 (Call 04/01/26)	215	240,961
4.40%, 07/01/46 (Call 01/01/46)	126	151,007
Southwestern Electric Power Co., 6.20%, 03/15/40	27	36,739
Southwestern Public Service Co. 3.40%, 08/15/46 (Call 02/15/46)	40	44,238
4.50%, 08/15/41 (Call 02/15/41)	33	41,517
Tampa Electric Co., 4.30%, 06/15/48 (Call 12/15/47)	40	50,725
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	17	18,510
Union Electric Co. 3.25%, 10/01/49 (Call 04/01/49)	35	39,230
3.50%, 04/15/24 (Call 01/15/24)	15	16,393
3.90%, 09/15/42 (Call 03/15/42)	25	29,897
Virginia Electric & Power Co. 3.30%, 12/01/49 (Call 06/01/49)	5	5,897
Series A, 6.00%, 05/15/37	28	40,287
Series B, 3.80%, 09/15/47 (Call 03/15/47)	100	122,340
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	19,118
Series D, 4.65%, 08/15/43 (Call 02/15/43)	31	41,118
WEC Energy Group Inc., 3.10%, 03/08/22	200	208,180
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	100	111,049
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	55	61,493
Xcel Energy Inc. 3.30%, 06/01/25 (Call 12/01/24)	47	52,118
6.50%, 07/01/36	29	42,556

		7,850,650

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	5	5,256

Electronics — 0.3%
Agilent Technologies Inc. 2.10%, 06/04/30 (Call 03/04/30)	41	42,148
2.75%, 09/15/29 (Call 06/15/29)	54	58,493
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	45	48,439
4.50%, 03/01/23 (Call 12/01/22)	40	42,733
Avnet Inc. 4.63%, 04/15/26 (Call 01/15/26)	25	27,853
4.88%, 12/01/22	50	53,848
Flex Ltd. 3.75%, 02/01/26 (Call 01/01/26)	25	27,171
4.75%, 06/15/25 (Call 03/15/25)	98	110,026

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
5.00%, 02/15/23	$45	$49,169
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	55	60,862
Honeywell International Inc., 5.70%, 03/15/37	50	71,881
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	43	47,305
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)	5	5,477
4.60%, 04/06/27 (Call 01/06/27)	42	49,481
Legrand France SA, 8.50%, 02/15/25	15	19,924
Roper Technologies Inc. 1.75%, 02/15/31 (Call 11/15/30)	100	100,475
3.80%, 12/15/26 (Call 09/15/26)	5	5,794
4.20%, 09/15/28 (Call 06/15/28)	17	20,359
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	50	53,696
4.75%, 12/01/24 (Call 09/01/24)	19	20,984

		916,118

Environmental Control — 0.0%
Republic Services Inc. 3.05%, 03/01/50 (Call 09/01/49)	25	26,534
3.95%, 05/15/28 (Call 02/15/28)	26	30,768
6.20%, 03/01/40	25	36,742

		94,044

Food — 0.4%
Campbell Soup Co. 3.65%, 03/15/23 (Call 02/15/23)	33	35,300
3.95%, 03/15/25 (Call 01/15/25)	22	24,767
4.15%, 03/15/28 (Call 12/15/27)	25	29,161
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	63	66,424
4.85%, 11/01/28 (Call 08/01/28)	88	107,826
5.30%, 11/01/38 (Call 05/01/38)	53	68,684
General Mills Inc. 3.15%, 12/15/21 (Call 09/15/21)	17	17,463
3.70%, 10/17/23 (Call 09/17/23)	22	24,105
4.70%, 04/17/48 (Call 10/17/47)	48	65,685
Hershey Co. (The) 1.70%, 06/01/30 (Call 03/01/30)	20	20,623
3.13%, 11/15/49 (Call 05/15/49)	25	27,672
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)	79	85,971
3.20%, 10/01/26 (Call 07/01/26)	15	16,543
JM Smucker Co. (The) 3.50%, 03/15/25	52	58,523
4.25%, 03/15/35	19	22,791
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)	20	20,591
4.30%, 05/15/28 (Call 02/15/28)	50	59,193
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	40	45,673
4.45%, 02/01/47 (Call 08/01/46)	25	30,896
5.15%, 08/01/43 (Call 02/01/43)	32	41,468
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	22	23,763
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	78	78,243
3.30%, 07/15/26 (Call 04/15/26)	70	75,961
3.30%, 02/15/50 (Call 08/15/49)	5	4,630
4.50%, 04/01/46 (Call 10/01/45)	10	10,651
4.85%, 10/01/45 (Call 04/01/45)	22	24,535

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc. 4.88%, 08/15/34 (Call 02/15/34)	$60	$78,163
5.15%, 08/15/44 (Call 02/15/44)	25	32,950

		1,198,255

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	15	16,346
5.50%, 01/17/27	41	45,605
Georgia-Pacific LLC 8.00%, 01/15/24	127	157,350
8.88%, 05/15/31	20	32,620
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	33	36,283
3.65%, 06/15/24 (Call 03/15/24)	147	162,436
4.35%, 08/15/48 (Call 02/15/48)	39	46,861
4.40%, 08/15/47 (Call 02/15/47)	30	36,159
4.80%, 06/15/44 (Call 12/15/43)	10	12,234
7.30%, 11/15/39	60	87,164

		633,058

Gas — 0.2%
Atmos Energy Corp. 3.38%, 09/15/49 (Call 03/15/49)	30	34,327
4.13%, 03/15/49 (Call 09/15/48)	39	48,929
4.15%, 01/15/43 (Call 07/15/42)	25	31,050
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44 (Call 06/15/44)	15	18,859
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	22	22,795
5.50%, 01/15/26 (Call 12/15/25)	75	82,211
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	69	87,025
ONE Gas Inc. 2.00%, 05/15/30 (Call 02/15/30)	5	5,205
4.66%, 02/01/44 (Call 08/01/43)	15	19,246
Piedmont Natural Gas Co. Inc. 3.35%, 06/01/50 (Call 12/01/49)	5	5,521
4.65%, 08/01/43 (Call 02/01/43)	29	37,257
Southern California Gas Co., Series WW, 3.95%, 02/15/50 (Call 08/15/49)	25	31,567
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	10	10,498
4.40%, 05/30/47 (Call 11/30/46)	49	59,650
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	45	47,469
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	5	5,685

		547,294

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	40	43,386
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)	50	53,541
5.20%, 09/01/40	34	46,379

		143,306

Health Care - Products — 0.4%
Abbott Laboratories 1.40%, 06/30/30 (Call 03/30/30)	40	40,561
3.75%, 11/30/26 (Call 08/30/26)	61	71,337
4.75%, 11/30/36 (Call 05/30/36)	37	49,981
4.90%, 11/30/46 (Call 05/30/46)	100	143,197
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)	25	26,205

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.75%, 03/01/26 (Call 01/01/26)	$50	$57,255
4.55%, 03/01/39 (Call 09/01/38)	24	30,076
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	35	40,721
Koninklijke Philips NV, 5.00%, 03/15/42	29	37,997
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	22	23,219
3.50%, 03/15/25	247	278,028
Stryker Corp. 2.90%, 06/15/50 (Call 12/15/49)	10	10,435
3.38%, 05/15/24 (Call 02/15/24)	31	33,896
4.38%, 05/15/44 (Call 11/15/43)	35	43,713
Thermo Fisher Scientific Inc. 2.60%, 10/01/29 (Call 07/01/29)	52	56,397
3.65%, 12/15/25 (Call 09/09/25)	57	64,707
Zimmer Biomet Holdings Inc. 3.05%, 01/15/26 (Call 12/15/25)	100	110,198
3.15%, 04/01/22 (Call 02/01/22)	15	15,544
3.55%, 04/01/25 (Call 01/01/25)	55	61,151

		1,194,618

Health Care - Services — 1.0%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	20,643
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	20	21,139
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	52	54,260
4.75%, 03/15/44 (Call 09/15/43)	50	62,773
6.75%, 12/15/37	15	21,551
Anthem Inc. 2.38%, 01/15/25 (Call 12/15/24)	10	10,671
3.13%, 05/15/50 (Call 11/15/49)	133	140,532
4.10%, 03/01/28 (Call 12/01/27)	50	58,635
4.38%, 12/01/47 (Call 06/01/47)	50	62,515
4.63%, 05/15/42	100	126,377
5.10%, 01/15/44	25	33,717
Ascension Health 4.85%, 11/15/53	25	37,966
Series B, 2.53%, 11/15/29 (Call 08/15/29)	42	46,838
Series B, 3.11%, 11/15/39 (Call 05/15/39)	30	32,840
Banner Health 2.34%, 01/01/30 (Call 10/01/29)	10	10,475
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	10	10,964
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	10	12,569
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	10	9,937
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	25	32,380
CommonSpirit Health 4.19%, 10/01/49 (Call 04/01/49)	22	23,743
4.35%, 11/01/42	35	38,712
HCA Inc. 5.00%, 03/15/24	74	83,644
5.25%, 04/15/25	114	132,951
5.25%, 06/15/26 (Call 12/15/25)	51	60,170
5.25%, 06/15/49 (Call 12/15/48)	50	62,773
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	198	208,256
3.85%, 10/01/24 (Call 07/01/24)	55	60,920
3.95%, 08/15/49 (Call 02/15/49)	50	60,282
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	20	25,731

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	$50	$54,747
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	5	5,329
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	20,379
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	20	22,043
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	5	5,400
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	10	11,164
Partners Healthcare System Inc., Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	44	48,159
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	48	56,567
UnitedHealth Group Inc. 1.25%, 01/15/26 (Call 12/15/25)	25	25,650
2.00%, 05/15/30 (Call 02/15/30)	50	52,414
2.75%, 02/15/23 (Call 11/15/22)	15	15,781
2.88%, 03/15/22 (Call 12/15/21)	215	222,009
2.90%, 05/15/50 (Call 11/15/49)	50	53,192
3.13%, 05/15/60 (Call 11/15/59)	16	17,522
3.50%, 06/15/23	218	236,652
3.50%, 02/15/24	52	57,281
3.85%, 06/15/28	118	139,644
4.25%, 04/15/47 (Call 10/15/46)	15	19,385
4.75%, 07/15/45	63	85,802
5.80%, 03/15/36	40	57,899
6.50%, 06/15/37	10	15,576
6.88%, 02/15/38	65	104,832

		2,891,391

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	41	42,327
Main Street Capital Corp., 5.20%, 05/01/24	35	36,355
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	25,168
Owl Rock Capital Corp. 3.75%, 07/22/25 (Call 06/22/25)	25	24,912
4.00%, 03/30/25 (Call 02/28/25)	25	25,185

		153,947

Home Builders — 0.0%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	41	44,496

Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	10	10,989
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	33	40,422

		51,411

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	43	51,168
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	25	26,175
3.90%, 05/15/28 (Call 02/15/28)	15	17,770
Kimberly-Clark Corp. 3.20%, 04/25/29 (Call 01/25/29)	24	27,558
3.95%, 11/01/28 (Call 08/01/28)	25	30,062

		152,733

Insurance — 1.3%
Aflac Inc. 2.88%, 10/15/26 (Call 07/15/26)	50	55,453
3.63%, 06/15/23	88	95,771
3.63%, 11/15/24	26	29,349

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The) 4.50%, 06/15/43	$40	$51,180
5.95%, 04/01/36	30	42,870
American International Group Inc. 4.38%, 01/15/55 (Call 07/15/54)	105	122,982
8.18%, 05/15/58 (Call 05/15/38)(b)	25	34,993
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	49	56,793
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	15	16,866
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	37	40,349
AXA SA, 8.60%, 12/15/30	22	33,383
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	42	46,288
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	147	160,540
Berkshire Hathaway Finance Corp. 4.25%, 01/15/49 (Call 07/15/48)	55	71,447
4.40%, 05/15/42	48	62,612
Berkshire Hathaway Inc. 3.40%, 01/31/22	50	52,236
4.50%, 02/11/43	50	67,057
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	68	71,348
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	47	49,233
3.35%, 05/03/26 (Call 02/03/26)	47	53,730
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	45	52,915
Equitable Holdings Inc. 3.90%, 04/20/23 (Call 03/20/23)	200	215,408
4.35%, 04/20/28 (Call 01/20/28)	80	91,407
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	55	60,714
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	50	50,135
Hartford Financial Services Group Inc. (The) 3.60%, 08/19/49 (Call 02/19/49)	43	48,285
4.40%, 03/15/48 (Call 09/15/47)	25	30,811
Lincoln National Corp. 3.63%, 12/12/26 (Call 09/15/26)	40	44,960
4.20%, 03/15/22	20	21,138
7.00%, 06/15/40	25	36,688
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	25	26,338
3.20%, 05/15/30 (Call 02/15/30)	79	87,932
Manulife Financial Corp., 4.15%, 03/04/26	41	48,530
Marsh & McLennan Companies Inc. 3.50%, 06/03/24 (Call 03/03/24)	35	38,376
3.75%, 03/14/26 (Call 12/14/25)	25	28,713
3.88%, 03/15/24 (Call 02/15/24)	200	221,834
4.90%, 03/15/49 (Call 09/15/48)	25	35,229
MetLife Inc. 4.05%, 03/01/45	29	35,296
4.13%, 08/13/42	56	68,753
4.60%, 05/13/46 (Call 11/13/45)	15	19,846
4.88%, 11/13/43	30	40,277
6.38%, 06/15/34	15	23,020
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	31,391
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	30	33,515
Principal Financial Group Inc. 4.35%, 05/15/43	34	41,150
4.63%, 09/15/42	25	31,066
Progressive Corp. (The) 3.70%, 01/26/45	25	30,078
4.13%, 04/15/47 (Call 10/15/46)	50	65,319

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc. 3.88%, 03/27/28 (Call 12/27/27)	$160	$188,190
5.38%, 05/15/45 (Call 05/15/25)(b)	99	108,093
5.88%, 09/15/42 (Call 09/15/22)(b)	25	26,679
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	41	44,438
Sompo International Holdings Ltd., 4.70%, 10/15/22	25	26,537
Travelers Companies Inc. (The) 4.10%, 03/04/49 (Call 09/04/48)	65	82,135
4.30%, 08/25/45 (Call 02/25/45)	99	126,356
Travelers Property Casualty Corp., 6.38%, 03/15/33	17	25,222
Voya Financial Inc. 4.70%, 01/23/48 (Call 01/23/28)(b)	55	55,237
5.70%, 07/15/43	34	44,856
Willis North America Inc. 2.95%, 09/15/29 (Call 06/15/29)	43	46,597
3.88%, 09/15/49 (Call 03/15/49)	40	46,393
XLIT Ltd., 5.50%, 03/31/45	30	41,071

		3,635,408

Internet — 0.5%
Amazon.com Inc. 0.80%, 06/03/25 (Call 05/03/25)	50	50,652
1.50%, 06/03/30 (Call 03/03/30)	100	102,240
2.50%, 06/03/50 (Call 12/03/49)	40	40,632
2.70%, 06/03/60 (Call 12/03/59)	16	16,493
3.15%, 08/22/27 (Call 05/22/27)	78	89,249
4.05%, 08/22/47 (Call 02/22/47)	115	149,323
4.25%, 08/22/57 (Call 02/22/57)	15	20,372
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	22	23,168
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	226	233,740
2.70%, 03/11/30 (Call 12/11/29)	41	43,768
2.75%, 01/30/23 (Call 12/30/22)	89	93,535
Expedia Group Inc. 3.25%, 02/15/30 (Call 11/15/29)	50	47,057
3.80%, 02/15/28 (Call 11/15/27)	48	47,645
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	200	207,496
3.30%, 04/01/27 (Call 01/01/27)	124	140,339

		1,305,709

Iron & Steel — 0.0%
Nucor Corp., 5.20%, 08/01/43 (Call 02/01/43)	33	44,046
Vale Overseas Ltd., 6.88%, 11/21/36	8	10,615

		54,661

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(d)	20	21,363

Lodging — 0.1%
Hyatt Hotels Corp. 5.38%, 04/23/25 (Call 03/23/25)	50	54,342
5.75%, 04/23/30 (Call 01/23/30)	44	50,418
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	165	167,506
Marriott International Inc./MD 3.75%, 10/01/25 (Call 07/01/25)	55	56,619
4.63%, 06/15/30 (Call 03/15/30)	68	74,437

		403,322

Machinery — 0.5%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	81	95,825

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp. 2.40%, 06/06/22	$35	$36,271
2.95%, 02/26/22	10	10,389
3.15%, 09/07/21	14	14,406
Caterpillar Inc. 3.25%, 09/19/49 (Call 03/19/49)	69	78,212
6.05%, 08/15/36	53	76,624
CNH Industrial Capital LLC, 1.95%, 07/02/23	25	25,392
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	45	46,621
2.88%, 09/07/49 (Call 03/07/49)	25	26,975
3.75%, 04/15/50 (Call 10/15/49)	100	123,174
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	36	46,275
John Deere Capital Corp. 1.95%, 06/13/22	33	33,928
2.15%, 09/08/22	39	40,456
2.25%, 09/14/26	30	32,618
2.60%, 03/07/24	50	53,546
2.70%, 01/06/23	50	52,778
2.95%, 04/01/22	34	35,403
3.45%, 03/13/25	62	69,774
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	68	72,979
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)(a)	25	27,415
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	50	52,735
3.45%, 11/15/26 (Call 08/15/26)	30	31,739
4.40%, 03/15/24 (Call 02/15/24)	60	65,307
4.95%, 09/15/28 (Call 06/15/28)	59	68,013
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	26	27,482

		1,244,337

Manufacturing — 0.4%
3M Co. 2.25%, 03/15/23 (Call 02/15/23)	70	73,209
4.00%, 09/14/48 (Call 03/14/48)	76	96,197
Eaton Corp. 3.92%, 09/15/47 (Call 02/15/47)	45	53,901
4.00%, 11/02/32	15	18,040
4.15%, 11/02/42	49	61,048
General Electric Co. 3.45%, 05/01/27 (Call 03/01/27)	139	146,805
3.63%, 05/01/30 (Call 02/01/30)	100	102,985
4.13%, 10/09/42	43	42,520
4.25%, 05/01/40 (Call 11/01/39)	36	36,257
6.88%, 01/10/39	50	63,639
Illinois Tool Works Inc., 4.88%, 09/15/41 (Call 03/15/41)	15	20,680
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	58	64,171
3.30%, 11/21/24 (Call 08/21/24)	61	66,874
4.20%, 11/21/34 (Call 05/21/34)	17	20,894
4.45%, 11/21/44 (Call 05/21/44)	33	41,240
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	71	77,129
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	19	21,000
Trane Technologies Luxembourg Finance SA 3.80%, 03/21/29 (Call 12/21/28)	59	69,065
4.65%, 11/01/44 (Call 05/01/44)	49	59,194

		1,134,848

Security	Par (000)	Value

Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/28 (Call 12/15/27)	$72	$82,461
4.80%, 03/01/50 (Call 09/01/49)	205	234,145
4.91%, 07/23/25 (Call 04/23/25)	325	378,319
5.13%, 07/01/49 (Call 01/01/49)	50	58,670
6.83%, 10/23/55 (Call 04/23/55)	19	26,178
Comcast Corp. 2.80%, 01/15/51 (Call 07/15/50)	55	55,559
3.20%, 07/15/36 (Call 01/15/36)	33	36,909
3.97%, 11/01/47 (Call 05/01/47)	230	277,249
4.05%, 11/01/52 (Call 05/01/52)	105	128,526
4.50%, 01/15/43	55	70,387
4.95%, 10/15/58 (Call 04/15/58)	85	122,705
6.40%, 03/01/40	12	18,425
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	45	47,578
3.63%, 05/15/30 (Call 02/15/30)	40	44,248
3.95%, 03/20/28 (Call 12/20/27)	78	88,773
4.13%, 05/15/29 (Call 02/15/29)	50	57,229
4.65%, 05/15/50 (Call 11/15/49)	30	34,238
5.30%, 05/15/49 (Call 11/15/48)	25	30,593
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	39	53,418
NBCUniversal Media LLC, 4.45%, 01/15/43	165	211,370
Thomson Reuters Corp. 3.35%, 05/15/26 (Call 02/15/26)	25	27,744
5.50%, 08/15/35	29	37,592
5.85%, 04/15/40	28	37,450
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	50	51,155
4.50%, 09/15/42 (Call 03/15/42)	45	50,261
5.88%, 11/15/40 (Call 05/15/40)	15	19,049
6.55%, 05/01/37	25	33,628
7.30%, 07/01/38	20	28,601
Time Warner Entertainment Co. LP 8.38%, 03/15/23	122	144,808
8.38%, 07/15/33	112	173,227
TWDC Enterprises 18 Corp. 3.70%, 12/01/42	20	22,810
4.38%, 08/16/41	22	26,915
Series B, 7.00%, 03/01/32	19	28,642
Series E, 4.13%, 12/01/41	62	74,215
ViacomCBS Inc. 2.90%, 01/15/27 (Call 10/15/26)	75	80,868
3.38%, 02/15/28 (Call 12/15/27)	19	20,912
3.50%, 01/15/25 (Call 10/15/24)	31	34,271
3.70%, 08/15/24 (Call 05/15/24)	94	102,842
3.70%, 06/01/28 (Call 03/01/28)	19	20,927
3.88%, 04/01/24 (Call 01/01/24)	24	26,175
5.85%, 09/01/43 (Call 03/01/43)	29	35,799
7.88%, 07/30/30	20	28,837
Walt Disney Co. (The) 1.75%, 08/30/24 (Call 07/30/24)	30	31,254
2.00%, 09/01/29 (Call 06/01/29)	30	31,032
2.75%, 09/01/49 (Call 03/01/49)	151	148,401
3.70%, 09/15/24 (Call 06/15/24)	27	30,027
4.63%, 03/23/40 (Call 09/23/39)	23	29,224
4.70%, 03/23/50 (Call 09/23/49)	36	47,912
4.75%, 09/15/44 (Call 03/15/44)	15	19,295
6.40%, 12/15/35	28	42,101

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.75%, 12/01/45	$19	$32,171

		3,575,125

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	35	36,611
3.25%, 06/15/25 (Call 03/15/25)	30	33,503
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	15	15,898

		86,012

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	25	36,341
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	22	22,770
5.00%, 09/30/43	51	72,616
Newmont Corp. 3.70%, 03/15/23 (Call 12/15/22)	6	6,366
5.45%, 06/09/44 (Call 12/09/43)	50	70,457
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	115	130,292
Southern Copper Corp. 3.88%, 04/23/25	15	16,604
5.88%, 04/23/45	85	118,114
6.75%, 04/16/40	15	21,986
Teck Resources Ltd., 6.13%, 10/01/35	40	46,952

		542,498

Oil & Gas — 1.9%
BP Capital Markets America Inc. 2.94%, 04/06/23	200	212,378
3.25%, 05/06/22	109	114,411
3.54%, 04/06/27 (Call 02/06/27)	100	112,885
3.63%, 04/06/30 (Call 01/06/30)	100	114,949
3.94%, 09/21/28 (Call 06/21/28)	30	35,165
BP Capital Markets PLC, 3.81%, 02/10/24	263	290,057
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)	55	56,370
3.80%, 04/15/24 (Call 01/15/24)	75	80,801
4.95%, 06/01/47 (Call 12/01/46)	25	29,136
Chevron Corp. 2.36%, 12/05/22 (Call 09/05/22)	77	80,115
2.90%, 03/03/24 (Call 01/03/24)	38	40,939
2.95%, 05/16/26 (Call 02/16/26)	100	111,405
3.19%, 06/24/23 (Call 03/24/23)	25	26,803
3.33%, 11/17/25 (Call 08/17/25)	20	22,566
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	38	39,134
4.38%, 06/01/24 (Call 03/01/24)	20	21,498
CNOOC Petroleum North America ULC 6.40%, 05/15/37	64	94,062
7.50%, 07/30/39	26	43,690
7.88%, 03/15/32	23	35,876
Concho Resources Inc., 4.85%, 08/15/48 (Call 02/15/48)	49	56,735
ConocoPhillips 5.90%, 05/15/38	50	70,475
6.50%, 02/01/39	35	52,882
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	82	103,602
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	51	48,967
5.00%, 06/15/45 (Call 12/15/44)	46	45,908
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	50	51,450

Security	Par (000)	Value

Oil & Gas (continued)
Ecopetrol SA 5.88%, 05/28/45	$80	$90,794
6.88%, 04/29/30 (Call 01/29/30)	71	85,588
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	23	26,964
4.38%, 04/15/30 (Call 01/15/30)	50	59,974
Equinor ASA 2.65%, 01/15/24	158	169,005
2.88%, 04/06/25 (Call 03/06/25)	100	109,637
3.15%, 01/23/22	210	218,112
3.25%, 11/10/24	200	221,714
3.70%, 04/06/50 (Call 10/06/49)	100	116,206
Exxon Mobil Corp. 2.44%, 08/16/29 (Call 05/16/29)	37	39,988
3.04%, 03/01/26 (Call 12/01/25)	105	116,913
3.10%, 08/16/49 (Call 02/16/49)	36	37,755
3.45%, 04/15/51 (Call 10/15/50)	34	38,108
3.48%, 03/19/30 (Call 12/19/29)	50	58,036
4.11%, 03/01/46 (Call 09/01/45)	25	30,238
4.33%, 03/19/50 (Call 09/19/49)	96	122,511
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	5	5,324
5.60%, 02/15/41	46	52,245
5.80%, 04/01/47 (Call 10/01/46)	50	57,152
6.00%, 01/15/40	75	85,699
7.30%, 08/15/31	1	1,234
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	16,487
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	25	26,593
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)	46	49,421
4.70%, 05/01/25 (Call 04/01/25)	200	228,034
4.75%, 12/15/23 (Call 10/15/23)	40	44,390
4.75%, 09/15/44 (Call 03/15/44)	24	26,644
Noble Energy Inc. 3.25%, 10/15/29 (Call 07/15/29)	25	27,691
5.05%, 11/15/44 (Call 05/15/44)	41	53,688
Ovintiv Inc., 7.38%, 11/01/31	15	15,616
Phillips 66 2.15%, 12/15/30 (Call 09/15/30)	57	56,041
4.65%, 11/15/34 (Call 05/15/34)	25	30,662
4.88%, 11/15/44 (Call 05/15/44)	50	60,707
Shell International Finance BV 1.75%, 09/12/21	10	10,147
2.50%, 09/12/26	100	109,540
2.75%, 04/06/30 (Call 01/06/30)	100	109,921
3.75%, 09/12/46	150	172,425
4.55%, 08/12/43	62	78,028
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	87	95,899
4.00%, 11/15/47 (Call 05/15/47)	29	31,362
Total Capital Canada Ltd., 2.75%, 07/15/23	25	26,737
Total Capital International SA 3.70%, 01/15/24	33	36,424
3.75%, 04/10/24	60	66,679
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	50	55,069
4.00%, 04/01/29 (Call 01/01/29)	55	61,860

		5,225,521

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	$30	$31,570
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)	50	50,684
3.80%, 11/15/25 (Call 08/15/25)	15	16,435
4.75%, 08/01/43 (Call 02/01/43)	43	45,209
4.85%, 11/15/35 (Call 05/15/35)	25	27,755
5.00%, 11/15/45 (Call 05/15/45)	18	19,750
7.45%, 09/15/39	25	34,150
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	15	13,887
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	18	19,517

		258,957

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	26	28,402
WestRock MWV LLC, 8.20%, 01/15/30	25	35,277
WRKCo Inc. 3.00%, 06/15/33 (Call 03/15/33)	54	58,679
4.20%, 06/01/32 (Call 03/01/32)	60	72,701

		195,059

Pharmaceuticals — 2.8%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)	130	137,351
3.20%, 11/21/29 (Call 08/21/29)(a)	100	110,841
3.45%, 03/15/22 (Call 01/15/22)(a)	91	94,624
3.80%, 03/15/25 (Call 12/15/24)(a)	75	83,815
3.85%, 06/15/24 (Call 03/15/24)(a)	144	158,736
4.25%, 11/21/49 (Call 05/21/49)(a)	235	283,478
4.30%, 05/14/36 (Call 11/14/35)	75	89,555
4.55%, 03/15/35 (Call 09/15/34)(a)	113	140,238
4.63%, 10/01/42 (Call 04/01/42)(a)	50	61,525
4.75%, 03/15/45 (Call 09/15/44)(a)	45	55,667
AstraZeneca PLC 3.38%, 11/16/25	80	90,126
3.50%, 08/17/23 (Call 07/17/23)	155	168,104
4.00%, 01/17/29 (Call 10/17/28)	64	76,407
4.38%, 08/17/48 (Call 02/17/48)	38	51,129
Becton Dickinson and Co. 3.73%, 12/15/24 (Call 09/15/24)	150	166,629
3.79%, 05/20/50 (Call 11/20/49)	9	10,209
4.67%, 06/06/47 (Call 12/06/46)	100	125,988
Bristol-Myers Squibb Co. 3.25%, 02/27/27	50	57,330
3.40%, 07/26/29 (Call 04/26/29)	52	60,708
3.63%, 05/15/24 (Call 02/15/24)	100	110,525
4.25%, 10/26/49 (Call 04/26/49)	141	188,492
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	77	83,046
4.37%, 06/15/47 (Call 12/15/46)	23	25,686
4.90%, 09/15/45 (Call 03/15/45)	25	29,466
Cigna Corp. 3.20%, 03/15/40 (Call 09/15/39)	50	53,365
3.40%, 03/01/27 (Call 12/01/26)	94	105,399
3.40%, 03/15/50 (Call 09/15/49)	75	80,532
3.75%, 07/15/23 (Call 06/15/23)	50	54,412
4.38%, 10/15/28 (Call 07/15/28)	131	156,907
6.13%, 11/15/41	70	102,039
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	191	200,126
3.75%, 04/01/30 (Call 01/01/30)	5	5,785

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 07/20/25 (Call 04/20/25)	$200	$226,688
5.05%, 03/25/48 (Call 09/25/47)	193	251,730
5.13%, 07/20/45 (Call 01/20/45)	190	245,277
Eli Lilly & Co. 3.95%, 05/15/47 (Call 11/15/46)	39	49,101
4.15%, 03/15/59 (Call 09/15/58)	60	79,079
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	75	116,666
Johnson & Johnson 2.63%, 01/15/25 (Call 11/15/24)	126	137,254
3.55%, 03/01/36 (Call 09/01/35)	93	111,438
3.70%, 03/01/46 (Call 09/01/45)	123	153,376
4.50%, 12/05/43 (Call 06/05/43)	100	138,165
McKesson Corp. 3.80%, 03/15/24 (Call 12/15/23)	73	80,093
3.95%, 02/16/28 (Call 11/16/27)	23	26,925
4.88%, 03/15/44 (Call 09/15/43)	23	27,793
Mead Johnson Nutrition Co., 5.90%, 11/01/39	41	58,951
Merck & Co. Inc. 2.35%, 06/24/40 (Call 12/24/39)	28	28,598
2.45%, 06/24/50 (Call 12/24/49)	50	50,257
2.75%, 02/10/25 (Call 11/10/24)	35	38,200
2.80%, 05/18/23	153	163,139
2.90%, 03/07/24 (Call 02/07/24)	52	56,331
4.00%, 03/07/49 (Call 09/07/48)	75	96,766
6.50%, 12/01/33	16	24,997
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	35	43,811
Mylan NV 3.95%, 06/15/26 (Call 03/15/26)	75	84,937
5.25%, 06/15/46 (Call 12/15/45)	5	6,311
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	55	57,007
3.00%, 11/20/25 (Call 08/20/25)	25	27,783
4.00%, 11/20/45 (Call 05/20/45)	23	29,360
4.40%, 05/06/44	73	97,815
Pfizer Inc. 1.70%, 05/28/30 (Call 02/28/30)	100	103,267
2.63%, 04/01/30 (Call 01/01/30)	139	154,761
2.70%, 05/28/50 (Call 11/28/49)	150	156,189
2.95%, 03/15/24 (Call 02/15/24)	52	56,334
3.00%, 06/15/23	24	25,728
3.20%, 09/15/23 (Call 08/15/23)	13	14,082
3.40%, 05/15/24	26	28,697
4.13%, 12/15/46	46	58,822
7.20%, 03/15/39	100	167,175
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)	27	27,520
2.88%, 09/23/23 (Call 07/23/23)	304	323,562
3.20%, 09/23/26 (Call 06/23/26)	221	247,365
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	248,150
Upjohn Inc. 2.70%, 06/22/30 (Call 03/22/30)(a)	20	20,902
3.85%, 06/22/40 (Call 12/22/39)(a)	20	21,785
4.00%, 06/22/50 (Call 12/22/49)(a)	20	21,896
Wyeth LLC, 5.95%, 04/01/37	25	37,013
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)	40	41,624
3.00%, 09/12/27 (Call 06/15/27)	32	35,617
3.25%, 02/01/23 (Call 11/01/22)	120	127,182

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 08/20/28 (Call 05/20/28)	$22	$26,114

		7,669,873

Pipelines — 1.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	41	44,875
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)(a)	25	26,426
5.88%, 03/31/25 (Call 10/02/24)	50	57,698
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	22	25,616
Enbridge Energy Partners LP 7.38%, 10/15/45 (Call 04/15/45)	15	22,310
Series B, 7.50%, 04/15/38	32	43,600
Enbridge Inc. 3.13%, 11/15/29 (Call 08/15/29)	92	99,236
3.70%, 07/15/27 (Call 04/15/27)	84	93,820
Energy Transfer Operating LP 3.75%, 05/15/30 (Call 02/15/30)	50	49,622
5.00%, 05/15/50 (Call 11/15/49)	192	183,867
5.15%, 03/15/45 (Call 09/15/44)	10	9,503
6.25%, 04/15/49 (Call 10/15/48)	107	112,407
Enterprise Products Operating LLC 3.20%, 02/15/52 (Call 08/15/51)	32	30,306
3.35%, 03/15/23 (Call 12/15/22)	81	86,131
3.90%, 02/15/24 (Call 11/15/23)	114	125,224
3.95%, 02/15/27 (Call 11/15/26)	108	124,163
4.25%, 02/15/48 (Call 08/15/47)	210	227,025
4.45%, 02/15/43 (Call 08/15/42)	25	27,551
4.80%, 02/01/49 (Call 08/01/48)	100	117,673
Kinder Morgan Energy Partners LP 5.40%, 09/01/44 (Call 03/01/44)	86	102,246
5.80%, 03/15/35	25	30,811
6.55%, 09/15/40	23	29,387
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	50	57,993
5.05%, 02/15/46 (Call 08/15/45)	43	50,759
5.20%, 03/01/48 (Call 09/01/47)	50	61,306
5.55%, 06/01/45 (Call 12/01/44)	45	55,639
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	48	50,590
4.20%, 10/03/47 (Call 04/03/47)	50	53,403
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	38	40,198
5.50%, 02/15/49 (Call 08/15/48)	101	119,648
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	60	57,551
4.50%, 03/15/50 (Call 09/15/49)	50	45,016
4.55%, 07/15/28 (Call 04/15/28)	5	5,305
ONEOK Partners LP, 6.85%, 10/15/37	20	22,708
Phillips 66 Partners LP 3.75%, 03/01/28 (Call 12/01/27)	69	72,705
4.68%, 02/15/45 (Call 08/15/44)	25	26,221
4.90%, 10/01/46 (Call 04/01/46)	20	21,587
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	25	24,858
3.80%, 09/15/30 (Call 06/15/30)	25	25,126
4.50%, 12/15/26 (Call 09/15/26)	25	27,088
4.65%, 10/15/25 (Call 07/15/25)	3	3,266
4.70%, 06/15/44 (Call 12/15/43)	5	4,645
4.90%, 02/15/45 (Call 08/15/44)	22	21,010
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	51	56,135

Security	Par (000)	Value

Pipelines (continued)
5.63%, 03/01/25 (Call 12/01/24)	$89	$103,576
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	80	82,083
TransCanada PipeLines Ltd. 4.25%, 05/15/28 (Call 02/15/28)	100	116,638
5.10%, 03/15/49 (Call 09/15/48)	25	33,328
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(b)	15	16,093
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)(a)	46	49,840
4.00%, 03/15/28 (Call 12/15/27)	103	116,385
7.85%, 02/01/26 (Call 11/01/25)	100	130,727
Williams Companies Inc. (The) 3.50%, 11/15/30 (Call 08/15/30)	50	55,164
5.75%, 06/24/44 (Call 12/24/43)	38	45,402

		3,321,490

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	22,353

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities Inc. 2.75%, 12/15/29 (Call 09/15/29)	15	16,100
3.45%, 04/30/25 (Call 02/28/25)	5	5,572
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	25	28,506
American Tower Corp. 1.30%, 09/15/25 (Call 08/15/25)	173	175,744
2.10%, 06/15/30 (Call 03/15/30)	100	102,477
2.25%, 01/15/22	60	61,473
2.90%, 01/15/30 (Call 10/15/29)	50	54,487
3.50%, 01/31/23	38	40,647
4.00%, 06/01/25 (Call 03/01/25)	27	30,642
5.00%, 02/15/24	50	57,083
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)	50	53,031
3.35%, 05/15/27 (Call 02/15/27)	50	55,681
4.35%, 04/15/48 (Call 10/15/47)	50	64,623
Boston Properties LP 2.90%, 03/15/30 (Call 12/15/29)	28	29,647
3.85%, 02/01/23 (Call 11/01/22)	22	23,503
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	20,655
Brixmor Operating Partnership LP 4.05%, 07/01/30 (Call 04/01/30)	45	48,383
4.13%, 05/15/29 (Call 02/15/29)	17	18,304
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	95	102,619
Columbia Property Trust Operating Partnership LP 3.65%, 08/15/26 (Call 05/15/26)	65	67,745
4.15%, 04/01/25 (Call 01/01/25)	30	31,650
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	20	21,877
Crown Castle International Corp. 1.35%, 07/15/25 (Call 06/15/25)	5	5,084
2.25%, 01/15/31 (Call 10/15/30)	100	102,418
3.25%, 01/15/51 (Call 07/15/50)	45	46,721
3.65%, 09/01/27 (Call 06/01/27)	92	104,125
3.70%, 06/15/26 (Call 03/15/26)	50	56,380
5.20%, 02/15/49 (Call 08/15/48)	26	35,199
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	57	60,870

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	$74	$85,320
Duke Realty LP 1.75%, 07/01/30 (Call 04/01/30)	50	50,159
3.05%, 03/01/50 (Call 09/01/49)	25	27,004
EPR Properties 3.75%, 08/15/29 (Call 05/15/29)	10	8,813
4.50%, 06/01/27 (Call 03/01/27)	50	46,702
4.95%, 04/15/28 (Call 01/15/28)	20	19,370
Equinix Inc., 3.00%, 07/15/50 (Call 01/15/50)	44	44,949
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)	25	26,893
4.50%, 07/01/44 (Call 01/01/44)	15	19,398
4.50%, 06/01/45 (Call 12/01/44)	15	19,495
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	40	51,252
GLP Capital LP/GLP Financing II Inc. 4.00%, 01/15/30 (Call 10/17/29)	25	26,053
5.25%, 06/01/25 (Call 03/01/25)	25	27,081
5.30%, 01/15/29 (Call 10/15/28)	25	27,839
5.38%, 11/01/23 (Call 08/01/23)	61	65,316
5.38%, 04/15/26 (Call 01/15/26)	69	76,644
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	16,083
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	34	36,044
Healthpeak Properties Inc. 2.88%, 01/15/31 (Call 10/15/30)	20	21,354
3.40%, 02/01/25 (Call 11/01/24)	29	31,964
3.88%, 08/15/24 (Call 05/15/24)	35	38,976
6.75%, 02/01/41 (Call 08/01/40)	18	25,865
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)	60	62,254
Series D, 3.75%, 10/15/23 (Call 07/15/23)	20	20,734
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	45	50,923
Kimco Realty Corp. 2.70%, 10/01/30 (Call 07/01/30)	5	5,125
3.13%, 06/01/23 (Call 03/01/23)	26	27,460
3.30%, 02/01/25 (Call 12/01/24)	32	34,476
3.70%, 10/01/49 (Call 04/01/49)	26	25,666
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	23,567
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	5	5,546
National Retail Properties Inc. 3.50%, 10/15/27 (Call 07/15/27)	20	21,212
3.60%, 12/15/26 (Call 09/15/26)	20	21,583
Office Properties Income Trust 4.25%, 05/15/24 (Call 02/15/24)	25	25,400
4.50%, 02/01/25 (Call 11/01/24)	30	30,743
Omega Healthcare Investors Inc. 3.63%, 10/01/29 (Call 07/01/29)	25	25,182
4.50%, 04/01/27 (Call 01/01/27)	20	21,203
4.75%, 01/15/28 (Call 10/15/27)	35	37,751
Prologis LP 3.75%, 11/01/25 (Call 08/01/25)	150	171,954
4.25%, 08/15/23 (Call 05/15/23)	186	207,576
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	25	32,690
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	20	23,206
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)	25	24,957
Sabra Health Care LP 3.90%, 10/15/29 (Call 07/15/29)	20	19,422
4.80%, 06/01/24 (Call 05/01/24)	20	20,787

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP 3.38%, 10/01/24 (Call 07/01/24)	$64	$69,413
3.38%, 06/15/27 (Call 03/15/27)	57	61,498
3.38%, 12/01/27 (Call 09/01/27)	105	113,690
6.75%, 02/01/40 (Call 11/01/39)	15	21,259
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	20	20,917
UDR Inc. 3.00%, 08/15/31 (Call 05/15/31)	70	76,784
4.40%, 01/26/29 (Call 10/26/28)	20	23,783
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	97	97,760
4.38%, 02/01/45 (Call 08/01/44)	20	20,515
Welltower Inc. 4.13%, 03/15/29 (Call 09/15/28)	48	53,856
4.50%, 01/15/24 (Call 10/15/23)	136	149,335
Weyerhaeuser Co. 3.25%, 03/15/23 (Call 12/15/22)	15	16,040
7.38%, 03/15/32	25	36,155

		4,014,242

Retail — 1.1%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	44	45,941
Costco Wholesale Corp. 2.75%, 05/18/24 (Call 03/18/24)	47	50,807
3.00%, 05/18/27 (Call 02/18/27)	53	59,729
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	25,792
Dollar General Corp. 3.88%, 04/15/27 (Call 01/15/27)	50	57,708
4.13%, 05/01/28 (Call 02/01/28)	48	56,651
4.13%, 04/03/50 (Call 10/03/49)	40	48,322
Home Depot Inc. (The) 2.50%, 04/15/27 (Call 02/15/27)	100	109,506
2.95%, 06/15/29 (Call 03/15/29)	133	149,883
3.00%, 04/01/26 (Call 01/01/26)	27	30,373
3.25%, 03/01/22	85	88,811
3.35%, 04/15/50 (Call 10/15/49)	65	74,529
4.20%, 04/01/43 (Call 10/01/42)	15	18,778
4.40%, 03/15/45 (Call 09/15/44)	44	56,762
4.50%, 12/06/48 (Call 06/06/48)	95	127,038
4.88%, 02/15/44 (Call 08/15/43)	29	39,365
5.88%, 12/16/36	15	22,460
Lowe’s Companies Inc. 3.12%, 04/15/22 (Call 01/15/22)	66	68,510
3.80%, 11/15/21 (Call 08/15/21)	50	51,611
4.05%, 05/03/47 (Call 11/03/46)	52	61,997
4.38%, 09/15/45 (Call 03/15/45)	31	37,789
4.55%, 04/05/49 (Call 10/05/48)	115	146,922
5.50%, 10/15/35	14	19,387
McDonald’s Corp. 2.63%, 09/01/29 (Call 06/01/29)	2	2,179
3.35%, 04/01/23 (Call 03/01/23)	45	48,185
3.50%, 03/01/27 (Call 12/01/26)	60	68,122
3.60%, 07/01/30 (Call 04/01/30)	50	58,145
3.63%, 09/01/49 (Call 03/01/49)	55	61,922
3.80%, 04/01/28 (Call 01/01/28)	32	37,305
4.20%, 04/01/50 (Call 10/01/49)	90	110,041
4.60%, 05/26/45 (Call 11/26/44)	56	70,157
4.88%, 12/09/45 (Call 06/09/45)	15	19,583
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	15	14,931
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	30	35,069
Starbucks Corp., 4.50%, 11/15/48 (Call 05/15/48)	65	79,420

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Target Corp. 2.50%, 04/15/26	$200	$219,272
3.38%, 04/15/29 (Call 01/15/29)	100	116,797
4.00%, 07/01/42	60	77,040
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	20	20,949
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	22	24,166
3.80%, 11/18/24 (Call 08/18/24)	35	38,688
4.80%, 11/18/44 (Call 05/18/44)	25	27,381
Walmart Inc. 2.95%, 09/24/49 (Call 03/24/49)	100	111,041
3.55%, 06/26/25 (Call 04/26/25)	72	81,922
3.70%, 06/26/28 (Call 03/26/28)	67	79,340
3.95%, 06/28/38 (Call 12/28/37)	27	33,798
4.05%, 06/29/48 (Call 12/29/47)	58	75,363
5.25%, 09/01/35	53	76,686
5.63%, 04/15/41	30	45,409
6.20%, 04/15/38	40	63,010

		3,144,592

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(b)	50	50,389

Semiconductors — 0.8%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)	125	142,316
3.90%, 12/15/25 (Call 09/15/25)	22	25,276
5.30%, 12/15/45 (Call 06/15/45)	29	40,130
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	39	40,461
2.75%, 06/01/50 (Call 12/01/49)	41	43,226
5.10%, 10/01/35 (Call 04/01/35)	40	56,054
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	134	148,492
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	80	86,647
3.63%, 10/15/24 (Call 09/15/24)	45	49,348
4.15%, 11/15/30 (Call 08/15/30)	65	73,348
4.25%, 04/15/26 (Call 02/15/26)	100	113,474
4.30%, 11/15/32 (Call 08/15/32)	23	26,434
4.70%, 04/15/25 (Call 03/15/25)	5	5,713
Intel Corp. 3.73%, 12/08/47 (Call 06/08/47)	120	142,943
4.10%, 05/11/47 (Call 11/11/46)	120	150,853
4.75%, 03/25/50 (Call 09/25/49)	25	34,592
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	41	49,182
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	100	115,035
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	46	55,394
Micron Technology Inc. 2.50%, 04/24/23	100	104,338
4.66%, 02/15/30 (Call 11/15/29)	45	52,432
NVIDIA Corp. 3.50%, 04/01/40 (Call 10/01/39)	27	31,106
3.50%, 04/01/50 (Call 10/01/49)	113	128,273
3.70%, 04/01/60 (Call 10/01/59)	16	18,707
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	100	119,594
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(a)	41	45,531

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc. 1.30%, 05/20/28 (Call 02/20/28)(a)	$26	$26,058
1.65%, 05/20/32 (Call 02/20/32)(a)	63	62,816
3.25%, 05/20/27 (Call 02/20/27)	65	73,711
3.25%, 05/20/50 (Call 11/20/49)	40	45,099
4.80%, 05/20/45 (Call 11/20/44)	70	95,342
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	27	35,575
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	85	91,191

		2,328,691

Software — 1.2%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)	93	106,363
4.50%, 06/15/47 (Call 12/15/46)	25	32,265
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	22	25,115
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	42	45,806
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	29	32,382
Fiserv Inc. 2.65%, 06/01/30 (Call 03/01/30)	100	107,628
3.50%, 10/01/22 (Call 07/01/22)	58	61,136
3.80%, 10/01/23 (Call 09/01/23)	38	41,593
4.40%, 07/01/49 (Call 01/01/49)	25	31,661
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	117	118,396
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)	40	41,894
2.40%, 02/06/22 (Call 01/06/22)	46	47,353
2.53%, 06/01/50 (Call 12/01/49)	140	146,812
2.68%, 06/01/60 (Call 12/01/59)	142	149,252
2.70%, 02/12/25 (Call 11/12/24)	73	79,682
3.30%, 02/06/27 (Call 11/06/26)	98	112,262
3.50%, 11/15/42	87	104,926
3.70%, 08/08/46 (Call 02/08/46)	115	143,593
4.20%, 11/03/35 (Call 05/03/35)	16	21,076
4.50%, 02/06/57 (Call 08/06/56)	14	20,035
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	45	45,703
2.40%, 09/15/23 (Call 07/15/23)	71	74,996
2.50%, 10/15/22	72	75,232
2.50%, 04/01/25 (Call 03/01/25)	25	26,945
2.63%, 02/15/23 (Call 01/15/23)	106	111,601
2.65%, 07/15/26 (Call 04/15/26)	116	127,316
2.95%, 11/15/24 (Call 09/15/24)	152	165,894
2.95%, 05/15/25 (Call 02/15/25)	31	34,014
2.95%, 04/01/30 (Call 01/01/30)	41	45,904
3.25%, 11/15/27 (Call 08/15/27)	16	18,087
3.25%, 05/15/30 (Call 02/15/30)	181	207,605
3.60%, 04/01/40 (Call 10/01/39)	28	31,677
3.60%, 04/01/50 (Call 10/01/49)	65	72,775
3.85%, 04/01/60 (Call 10/01/59)	16	18,557
3.90%, 05/15/35 (Call 11/15/34)	100	121,859
4.00%, 11/15/47 (Call 05/15/47)	42	49,588
4.13%, 05/15/45 (Call 11/15/44)	45	53,647
4.30%, 07/08/34 (Call 01/08/34)	55	68,587
4.50%, 07/08/44 (Call 01/08/44)	26	32,477
5.38%, 07/15/40	107	147,173

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	$97	$101,189
4.70%, 05/15/30 (Call 02/15/30)	61	71,868

		3,171,924

Telecommunications — 1.8%
AT&T Inc. 2.30%, 06/01/27 (Call 04/01/27)	100	106,270
2.75%, 06/01/31 (Call 03/01/31)	225	239,488
3.30%, 02/01/52 (Call 08/01/51)	25	24,781
3.65%, 06/01/51 (Call 12/01/50)	22	23,229
3.85%, 06/01/60 (Call 12/01/59)	17	18,043
4.10%, 02/15/28 (Call 11/15/27)	43	50,010
4.35%, 06/15/45 (Call 12/15/44)	102	117,186
4.50%, 03/09/48 (Call 09/09/47)	175	205,852
4.75%, 05/15/46 (Call 11/15/45)	226	270,861
4.80%, 06/15/44 (Call 12/15/43)	45	54,238
5.35%, 09/01/40	23	29,504
5.35%, 12/15/43	23	29,139
5.45%, 03/01/47 (Call 09/01/46)	25	32,798
6.35%, 03/15/40	52	71,956
6.38%, 03/01/41	34	48,065
Bell Canada Inc., 4.30%, 07/29/49 (Call 01/29/49)	80	99,928
Cisco Systems Inc. 3.50%, 06/15/25	156	178,579
5.90%, 02/15/39	45	68,066
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)	20	20,671
3.90%, 11/15/49 (Call 05/15/49)	20	22,869
4.38%, 11/15/57 (Call 05/15/57)	48	57,698
5.35%, 11/15/48 (Call 05/15/48)	5	6,682
5.45%, 11/15/79 (Call 05/15/79)	5	6,352
5.75%, 08/15/40	23	30,897
Deutsche Telekom International Finance BV 8.75%, 06/15/30	66	103,703
9.25%, 06/01/32	85	142,820
Juniper Networks Inc. 3.75%, 08/15/29 (Call 05/15/29)	25	28,439
4.50%, 03/15/24	15	16,851
5.95%, 03/15/41	25	31,412
Koninklijke KPN NV, 8.38%, 10/01/30	65	95,178
Motorola Solutions Inc. 4.00%, 09/01/24	133	147,256
4.60%, 02/23/28 (Call 11/23/27)	50	58,014
4.60%, 05/23/29 (Call 02/23/29)	33	38,772
Rogers Communications Inc. 4.10%, 10/01/23 (Call 07/01/23)	15	16,530
4.35%, 05/01/49 (Call 11/01/48)	29	36,106
5.00%, 03/15/44 (Call 09/15/43)	25	32,775
Telefonica Emisiones SA, 7.05%, 06/20/36	36	52,230
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	51	61,649
T-Mobile USA Inc. 3.50%, 04/15/25 (Call 03/15/25)(a)	50	55,283
3.75%, 04/15/27 (Call 02/15/27)(a)	50	56,595
3.88%, 04/15/30 (Call 01/15/30)(a)	100	114,584
4.50%, 04/15/50 (Call 10/15/49)(a)	103	125,791
Verizon Communications Inc. 3.38%, 02/15/25	40	44,740
3.85%, 11/01/42 (Call 05/01/42)	50	59,479
4.02%, 12/03/29 (Call 09/03/29)	208	249,650
4.40%, 11/01/34 (Call 05/01/34)	200	250,310

Security	Par (000)	Value

Telecommunications (continued)
4.52%, 09/15/48	$155	$203,963
4.86%, 08/21/46	37	50,089
5.01%, 04/15/49	260	364,346
7.75%, 12/01/30	32	49,634
Vodafone Group PLC 3.75%, 01/16/24	131	143,648
4.38%, 05/30/28	214	255,702
4.88%, 06/19/49	40	49,954
5.00%, 05/30/38	63	79,359
7.88%, 02/15/30	35	50,945

		4,878,969

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	28	28,880

Transportation — 0.9%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	132	140,243
3.55%, 02/15/50 (Call 08/15/49)	100	118,608
3.65%, 09/01/25 (Call 06/01/25)	50	56,802
3.90%, 08/01/46 (Call 02/01/46)	165	204,356
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)	35	38,391
6.25%, 08/01/34	15	22,869
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	25	38,291
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)	28	29,881
2.60%, 11/01/26 (Call 08/01/26)	5	5,504
3.80%, 03/01/28 (Call 12/01/27)	30	35,110
3.80%, 11/01/46 (Call 05/01/46)	53	61,517
3.80%, 04/15/50 (Call 10/15/49)	50	60,342
3.95%, 05/01/50 (Call 11/01/49)	5	6,125
4.40%, 03/01/43 (Call 09/01/42)	33	40,458
6.00%, 10/01/36	30	41,580
6.15%, 05/01/37	17	23,880
FedEx Corp. 3.40%, 02/15/28 (Call 11/15/27)	88	98,093
3.80%, 05/15/25 (Call 04/15/25)	100	113,107
3.90%, 02/01/35	68	78,016
4.00%, 01/15/24	115	127,546
4.55%, 04/01/46 (Call 10/01/45)	25	29,606
5.25%, 05/15/50 (Call 11/15/49)	100	132,583
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	47	48,890
Norfolk Southern Corp. 3.16%, 05/15/55 (Call 11/15/54)(a)	23	24,162
4.05%, 08/15/52 (Call 02/15/52)	50	60,670
4.15%, 02/28/48 (Call 08/28/47)	19	23,576
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	50	53,443
Union Pacific Corp. 3.25%, 02/05/50 (Call 08/05/49)	100	110,721
3.38%, 02/01/35 (Call 08/01/34)	5	5,807
3.60%, 09/15/37 (Call 03/15/37)	102	116,385
3.75%, 07/15/25 (Call 05/15/25)	50	56,888
3.95%, 09/10/28 (Call 06/10/28)	77	91,451
4.05%, 03/01/46 (Call 09/01/45)	50	60,877
4.50%, 09/10/48 (Call 03/10/48)	80	106,062
United Parcel Service Inc. 2.45%, 10/01/22	25	26,083
2.50%, 04/01/23 (Call 03/01/23)	82	86,210
2.80%, 11/15/24 (Call 09/15/24)	20	21,719

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.30%, 04/01/50 (Call 10/01/49)	$50	$73,729
		2,469,581

Trucking & Leasing — 0.0%
GATX Corp., 3.50%, 03/15/28 (Call 12/15/27)	60	64,438

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	65	76,739
4.00%, 12/01/46 (Call 06/01/46)	42	50,821
4.20%, 09/01/48 (Call 03/01/48)	5	6,314
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	40	43,233

		177,107

Total Corporate Bonds & Notes — 39.0% (Cost: $104,659,615)		107,598,940

Foreign Government Obligations(e)

Canada — 0.7%
Canada Government International Bond, 1.63%, 01/22/25	140	147,646
Hydro-Quebec, Series IO, 8.05%, 07/07/24	5	6,360
Province of Alberta Canada, 3.30%, 03/15/28	52	60,651
Province of British Columbia Canada 2.00%, 10/23/22	510	528,722
2.25%, 06/02/26	187	204,331
Province of Manitoba Canada, 3.05%, 05/14/24	25	27,259
Province of Ontario Canada 1.05%, 05/21/27	100	101,216
2.30%, 06/15/26	100	108,757
2.55%, 04/25/22	500	518,225
3.20%, 05/16/24	145	159,291
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	38	58,607

		1,921,065

Chile — 0.2%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	200	211,472
2.55%, 01/27/32 (Call 10/27/31)	200	212,074
3.25%, 09/14/21	110	113,320

		536,866

Colombia — 0.2%
Colombia Government International Bond 3.88%, 04/25/27 (Call 01/25/27)	206	224,567
5.20%, 05/15/49 (Call 11/15/48)	210	261,843
8.13%, 05/21/24	5	6,077

		492,487

Germany — 0.2%
FMS Wertmanagement 2.75%, 03/06/23	200	212,598
2.75%, 01/30/24	200	216,686

		429,284

Hungary — 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	158	181,961

Indonesia — 0.1%
Indonesia Government International Bond, 4.35%, 01/11/48	200	238,536

Israel — 0.1%
Israel Government International Bond, 3.88%, 07/03/50	200	239,212

Security	Par (000)	Value

Italy — 0.1%
Republic of Italy Government International Bond 2.38%, 10/17/24	$225	$233,062
5.38%, 06/15/33	25	31,424

		264,486

Japan — 0.1%
Japan Bank for International Cooperation 2.25%, 11/04/26	200	217,910
2.38%, 11/16/22	200	208,604

		426,514

Mexico — 0.6%
Mexico Government International Bond 3.63%, 03/15/22	540	565,758
4.15%, 03/28/27	375	417,836
4.50%, 04/22/29	225	253,876
4.60%, 01/23/46	200	221,824
6.05%, 01/11/40	151	194,964

		1,654,258

Panama — 0.2%
Panama Government International Bond 3.16%, 01/23/30 (Call 10/23/29)	200	218,676
8.88%, 09/30/27	249	358,978

		577,654

Peru — 0.2%
Peruvian Government International Bond 2.39%, 01/23/26 (Call 12/23/25)	187	196,756
2.78%, 01/23/31 (Call 10/23/30)	25	27,251
4.13%, 08/25/27	158	184,515
5.63%, 11/18/50	60	99,575
7.35%, 07/21/25	100	128,630

		636,727

Philippines — 0.2%
Philippine Government International Bond 2.46%, 05/05/30	216	231,140
3.95%, 01/20/40	80	94,770
4.20%, 01/21/24	285	316,176

		642,086

Poland — 0.2%
Republic of Poland Government International Bond, 5.00%, 03/23/22	525	563,188

South Korea — 0.1%
Export-Import Bank of Korea, 3.25%, 08/12/26	275	311,635

Supranational — 0.9%
Asian Development Bank 1.75%, 09/13/22	445	458,630
2.75%, 01/19/28	200	229,754
Corp. Andina de Fomento, 4.38%, 06/15/22	20	21,162
European Investment Bank 1.63%, 03/14/25	435	459,704
2.25%, 03/15/22	110	113,452
2.38%, 06/15/22	125	129,830
Inter-American Development Bank, 4.38%, 01/24/44	115	175,705
International Bank for Reconstruction & Development
0.63%, 04/22/25	100	101,120
0.88%, 05/14/30	100	100,343
1.75%, 10/23/29	285	308,273
1.88%, 10/27/26	100	107,989
2.50%, 11/25/24	156	170,142

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Nordic Investment Bank, 0.38%, 05/19/23	$200	$200,844

		2,576,948

Sweden — 0.1%
Svensk Exportkredit AB, 2.88%, 03/14/23	235	249,873

Uruguay — 0.1%
Uruguay Government International Bond 4.13%, 11/20/45	70	85,060
4.50%, 08/14/24	25	27,561
5.10%, 06/18/50	70	97,182
8.00%, 11/18/22	25	27,155

		236,958

Total Foreign Government Obligations — 4.4% (Cost: $11,928,703)		12,179,738

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	90,447
Series S-3, 6.91%, 10/01/50	25	46,583
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	26,469
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(d)	25	45,423
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	29,672
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	34,662
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	50	81,486
State of California GO 2.50%, 10/01/29	50	54,397
3.38%, 04/01/25	25	28,104
4.50%, 04/01/33 (Call 04/01/28)	25	30,019
University of California RB
Series AD, 4.86%, 05/15/2112	25	36,089
Series AJ, 4.60%, 05/15/31	50	61,437

		564,788

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	30,379

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	50	64,682
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	25	34,564
State of Illinois GO, 5.10%, 06/01/33(d)	55	55,697
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	57,732

		212,675

Kansas — 0.1%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	100	125,796

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	39,442

Security	Par (000)	Value

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL 2.66%, 09/01/39	$50	$53,749
Series E, 5.46%, 12/01/39	25	35,783

		89,532

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	75	84,103

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(f)	50	48,592
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	50,059

		98,651

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	57,594
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	125	193,585
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	20,106
New York State Thruway Authority RB, Class M, 2.90%, 01/01/35	100	107,246
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	50	65,454
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	56,887
Series 192, 4.81%, 10/15/65	50	68,449

		569,321

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	35,306
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	31,108
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	141,161
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,182

		236,757

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	63,084

Texas — 0.2%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	60,192
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(d)	25	36,901
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	100	104,711
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	43,861
State of Texas GO BAB, 5.52%, 04/01/39	65	95,869
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	50	63,247

		404,781

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	32,888

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	25	35,407

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36( 05/01/27)	$25	$27,855

Total Municipal Debt Obligations — 1.0% (Cost: $2,514,744)		2,615,459

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks Funding Corp. 1.85%, 07/26/24	10	10,533
1.90%, 06/24/21	10	10,120
2.25%, 06/11/21	40	40,651
Federal Home Loan Banks 1.13%, 07/14/21	60	60,513
1.50%, 08/15/24	20	20,980
2.13%, 06/09/23	20	21,039
2.50%, 12/09/22	20	21,021
2.88%, 12/10/21	20	20,670
3.00%, 10/12/21	60	61,906
3.13%, 09/12/25	10	11,299
3.25%, 11/16/28	300	358,197
3.38%, 09/08/23	25	27,335
3.63%, 06/11/21	200	205,366
5.50%, 07/15/36	25	38,996
Federal Home Loan Mortgage Corp. 2.38%, 01/13/22	245	252,475
6.25%, 07/15/32	125	195,527
Federal National Mortgage Association 0.25%, 07/10/23	300	300,000
0.63%, 04/22/25	1,000	1,009,690
1.38%, 02/26/21	150	150,912
1.63%, 01/07/25	25	26,357
1.75%, 07/02/24	650	685,886
1.88%, 04/05/22	200	205,486
1.88%, 09/24/26	25	26,990
2.00%, 10/05/22	100	103,787
2.25%, 04/12/22	40	41,364
2.38%, 01/19/23	100	105,152
2.63%, 01/11/22	55	56,856
2.63%, 09/06/24	70	76,567
5.63%, 07/15/37	186	297,507
6.25%, 05/15/29	50	72,252
6.63%, 11/15/30	90	138,296
7.25%, 05/15/30	35	55,083
Tennessee Valley Authority 3.50%, 12/15/42	50	63,227
5.25%, 09/15/39	60	91,144
6.15%, 01/15/38	15	24,364

		4,887,548

U.S. Government Obligations — 52.8%
U.S. Treasury Note/Bond 0.13%, 05/31/22	4,500	4,498,770
0.13%, 05/15/23	5,000	4,997,656
0.25%, 04/15/23	750	752,109
0.25%, 06/15/23	2,300	2,306,648
0.25%, 05/31/25	1,000	999,922
0.25%, 06/30/25	700	699,727
0.25%, 07/31/25	1,250	1,249,121
0.25%, 08/31/25	830	829,316
0.38%, 03/31/22	8,000	8,030,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 04/30/25	$600	$603,469
0.38%, 07/31/27	1,250	1,241,602
0.50%, 03/15/23	400	403,656
0.50%, 03/31/25	2,300	2,326,953
0.50%, 04/30/27	600	601,875
0.50%, 06/30/27	450	450,984
0.50%, 08/31/27	650	650,813
0.63%, 03/31/27	3,000	3,035,156
0.63%, 05/15/30	1,260	1,253,503
0.63%, 08/15/30	1,300	1,291,469
1.13%, 05/15/40	1,300	1,281,922
1.13%, 08/15/40	510	500,836
1.25%, 10/31/21	300	303,855
1.25%, 05/15/50(d)	1,950	1,852,500
1.38%, 06/30/23	500	517,344
1.38%, 08/31/23	150	155,484
1.50%, 10/31/21	400	406,297
1.50%, 01/15/23	1,000	1,032,188
1.50%, 03/31/23	700	724,500
1.50%, 09/30/24	600	631,313
1.50%, 10/31/24	300	315,914
1.50%, 11/30/24	4,000	4,215,625
1.50%, 08/15/26	2,650	2,824,320
1.50%, 02/15/30	1,100	1,185,422
1.63%, 08/15/22	150	154,342
1.63%, 11/15/22	250	258,164
1.63%, 04/30/23	250	259,844
1.63%, 02/15/26	1,100	1,177,172
1.63%, 05/15/26	850	911,094
1.63%, 09/30/26	500	537,070
1.63%, 10/31/26	300	322,359
1.63%, 11/30/26	400	430,000
1.63%, 08/15/29	200	217,469
1.75%, 03/31/22	500	512,656
1.75%, 04/30/22	500	513,340
1.75%, 05/15/22	1,740	1,787,442
1.75%, 09/30/22	200	206,688
1.75%, 05/15/23	1,050	1,095,527
1.75%, 06/30/24	400	423,625
1.75%, 12/31/24	400	426,219
1.75%, 11/15/29(d)	500	550,000
1.88%, 01/31/22	500	512,188
1.88%, 02/28/22	1,250	1,282,324
1.88%, 04/30/22	550	565,834
1.88%, 05/31/22	2,400	2,472,469
1.88%, 08/31/22	300	310,371
1.88%, 09/30/22	200	207,188
1.88%, 08/31/24	1,500	1,599,492
2.00%, 11/15/21	200	204,461
2.00%, 12/31/21	300	307,406
2.00%, 02/15/22	1,000	1,026,914
2.00%, 10/31/22	400	416,063
2.00%, 11/30/22	700	729,203
2.00%, 04/30/24	2,000	2,132,344
2.00%, 05/31/24	1,720	1,835,831
2.00%, 02/15/25	475	512,072
2.00%, 08/15/25	1,750	1,898,340
2.00%, 11/15/26	950	1,042,773
2.00%, 02/15/50	780	883,838
2.13%, 09/30/21	500	510,664

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 12/31/21	$250	$256,572
2.13%, 05/15/22	1,300	1,343,824
2.13%, 03/31/24	1,000	1,069,219
2.13%, 09/30/24	1,500	1,616,250
2.13%, 05/15/25	1,050	1,141,875
2.25%, 04/15/22	300	310,230
2.25%, 12/31/23	500	534,531
2.25%, 11/15/24	800	867,938
2.25%, 11/15/25	850	935,730
2.25%, 02/15/27	100	111,602
2.25%, 08/15/27	950	1,065,484
2.25%, 11/15/27	515	579,053
2.25%, 08/15/46	365	430,757
2.25%, 08/15/49	600	714,656
2.38%, 01/31/23	900	948,445
2.38%, 08/15/24	800	868,375
2.38%, 05/15/27	200	225,406
2.38%, 05/15/29	900	1,034,859
2.38%, 11/15/49	450	550,336
2.50%, 01/15/22	1,300	1,341,895
2.50%, 02/15/22	4,000	4,136,875
2.50%, 08/15/23	1,700	1,817,805
2.50%, 05/15/24	1,000	1,085,313
2.50%, 02/15/45	195	239,728
2.50%, 02/15/46	460	567,381
2.50%, 05/15/46	590	728,373
2.63%, 02/28/23	400	424,781
2.63%, 02/15/29	483	563,903
2.75%, 05/31/23	550	589,273
2.75%, 11/15/23	500	541,289
2.75%, 02/15/24	1,000	1,088,750
2.75%, 06/30/25	375	419,766
2.75%, 02/15/28	1,000	1,163,437
2.75%, 08/15/42	550	703,313
2.75%, 11/15/42	600	766,688
2.75%, 08/15/47	500	649,297
2.75%, 11/15/47	400	520,063
2.88%, 10/15/21	500	515,293
2.88%, 09/30/23	250	270,859
2.88%, 10/31/23	850	922,781
2.88%, 11/30/23	750	815,742
2.88%, 05/31/25	1,000	1,123,672
2.88%, 07/31/25	550	619,953
2.88%, 05/15/28	875	1,029,492
2.88%, 08/15/28	1,000	1,180,625
2.88%, 05/15/43	325	423,465
2.88%, 08/15/45	600	787,594
2.88%, 11/15/46	350	462,547
2.88%, 05/15/49	750	1,005,586
3.00%, 05/15/42	400	530,688
3.00%, 11/15/44	800	1,067,625
3.00%, 05/15/45	300	401,250
3.00%, 11/15/45	700	939,531
3.00%, 02/15/47	600	811,406
3.00%, 05/15/47	550	744,563
3.00%, 02/15/48	150	203,930
3.00%, 08/15/48	500	682,031
3.00%, 02/15/49	150	205,289
3.13%, 11/15/28	2,000	2,409,375
3.13%, 11/15/41	250	337,188

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 02/15/42	$300	$405,609
3.13%, 02/15/43	350	473,375
3.13%, 08/15/44	200	271,875
3.13%, 05/15/48	600	834,656
3.38%, 05/15/44	500	704,922
3.38%, 11/15/48	320	466,000
3.63%, 08/15/43	700	1,019,594
3.63%, 02/15/44	500	729,453
3.75%, 08/15/41	350	512,969
3.75%, 11/15/43	400	593,250
3.88%, 08/15/40	350	517,398
4.25%, 11/15/40	412	638,922
4.38%, 02/15/38	100	153,766
4.38%, 05/15/40	400	626,875
4.38%, 05/15/41	300	473,859
4.50%, 02/15/36(d)	1,600	2,421,750
4.50%, 08/15/39	300	473,391
4.75%, 02/15/41	500	823,750
5.25%, 11/15/28	750	1,032,891
5.25%, 02/15/29	350	485,023
6.00%, 02/15/26	400	522,000
6.13%, 08/15/29	119	176,733
6.38%, 08/15/27	250	351,367
6.50%, 11/15/26	300	412,289
6.88%, 08/15/25	300	397,078
7.25%, 08/15/22	100	113,816
7.63%, 11/15/22	400	465,656

		145,944,879

Total U.S. Government & Agency Obligations — 54.6% (Cost: $145,730,158)		150,832,427

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(g)(h)(i)	5,363	5,362,585

Total Short-Term Investments — 1.9% (Cost: $5,362,585)		5,362,585

Total Investments in Securities — 100.9% (Cost: $270,195,805)		278,589,149

Other Assets, Less Liabilities — (0.9)%		(2,501,232)

Net Assets — 100.0%		$276,087,917

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Government/Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,367,297	$2,995,288	(a)	$—	$—	$—	$5,362,585	5,363	$7,439	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$107,598,940	$—	$107,598,940
Foreign Government Obligations	—	12,179,738	—	12,179,738
Municipal Debt Obligations	—	2,615,459	—	2,615,459
U.S. Government & Agency Obligations	—	150,832,427	—	150,832,427
Money Market Funds	5,362,585	—	—	5,362,585

	$5,362,585	$273,226,564	$—	$278,589,149

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$230	$245,776
4.20%, 04/15/24	80	88,673
4.65%, 10/01/28 (Call 07/01/28)	145	170,772
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	343	386,462
3.63%, 05/01/22	494	519,308
3.65%, 11/01/24 (Call 08/01/24)	50	55,365
WPP Finance 2010
3.63%, 09/07/22	50	52,512
3.75%, 09/19/24	195	213,784

		1,732,652

Aerospace & Defense — 0.6%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	19	18,885
2.25%, 06/15/26 (Call 03/15/26)	210	206,888
2.35%, 10/30/21	175	176,544
2.60%, 10/30/25 (Call 07/30/25)	70	69,734
2.70%, 02/01/27 (Call 12/01/26)	210	203,666
2.80%, 03/01/23 (Call 02/01/23)	145	147,838
2.80%, 03/01/27 (Call 12/01/26)	190	185,706
2.85%, 10/30/24 (Call 07/30/24)	83	84,218
2.95%, 02/01/30 (Call 11/01/29)	50	48,963
3.10%, 05/01/26 (Call 03/01/26)	156	155,897
3.20%, 03/01/29 (Call 12/01/28)	128	126,580
3.25%, 03/01/28 (Call 12/01/27)	180	178,421
4.88%, 05/01/25 (Call 04/01/25)	748	814,168
5.04%, 05/01/27 (Call 03/01/27)	455	501,542
5.15%, 05/01/30 (Call 02/01/30)	809	906,792
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	96	99,953
2.13%, 08/15/26 (Call 05/15/26)	195	209,748
2.25%, 11/15/22 (Call 08/15/22)	185	191,893
2.38%, 11/15/24 (Call 09/15/24)	55	58,906
2.63%, 11/15/27 (Call 08/15/27)	131	143,344
3.38%, 05/15/23 (Call 04/15/23)	193	207,766
3.50%, 05/15/25 (Call 03/15/25)	145	163,080
3.50%, 04/01/27 (Call 02/01/27)	200	229,056
3.63%, 04/01/30 (Call 01/01/30)	334	396,762
3.75%, 05/15/28 (Call 02/15/28)	180	211,536
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	5	5,383
4.70%, 08/15/25 (Call 05/15/25)	25	27,817
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	500	568,030
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	225	252,954
3.85%, 06/15/23 (Call 05/15/23)	113	122,779
3.85%, 12/15/26 (Call 09/15/26)	220	253,513
4.40%, 06/15/28 (Call 03/15/28)	345	412,732
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	436	477,202
3.10%, 01/15/23 (Call 11/15/22)	150	158,934
3.35%, 09/15/21	97	100,071
3.55%, 01/15/26 (Call 10/15/25)	442	505,250
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	305	318,670
2.93%, 01/15/25 (Call 11/15/24)	320	349,411
3.20%, 02/01/27 (Call 11/01/26)	225	253,969

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 08/01/23	$155	$167,831
3.25%, 01/15/28 (Call 10/15/27)	437	494,522
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	410	434,567
2.50%, 12/15/22 (Call 09/15/22)(a)	344	358,015
2.80%, 03/15/22 (Call 02/15/22)(a)	210	217,123
3.13%, 05/04/27 (Call 02/04/27)	416	461,277
3.20%, 03/15/24 (Call 01/15/24)(a)	205	221,505
3.50%, 03/15/27 (Call 12/15/26)(a)	185	209,485
3.70%, 12/15/23 (Call 09/15/23)(a)	217	236,918
3.95%, 08/16/25 (Call 06/16/25)	165	188,686
4.13%, 11/16/28 (Call 08/16/28)	575	684,589
7.50%, 09/15/29	50	73,462

		13,292,581

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	95	100,932
2.63%, 09/16/26 (Call 06/16/26)	357	384,646
2.85%, 08/09/22	411	428,994
3.40%, 05/06/30 (Call 02/06/30)	210	231,580
3.49%, 02/14/22	110	114,762
3.80%, 02/14/24 (Call 01/14/24)	213	233,744
4.00%, 01/31/24	332	367,282
4.40%, 02/14/26 (Call 12/14/25)	275	318,546
4.80%, 02/14/29 (Call 11/14/28)	483	577,629
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	408	444,855
3.25%, 03/27/30 (Call 12/27/29)	25	28,766
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	278	288,970
2.79%, 09/06/24 (Call 08/06/24)	100	106,470
3.22%, 08/15/24 (Call 06/15/24)	360	388,192
3.22%, 09/06/26 (Call 07/06/26)	180	195,041
3.46%, 09/06/29 (Call 06/06/29)	205	222,767
3.56%, 08/15/27 (Call 05/15/27)	774	844,062
4.91%, 04/02/30 (Call 01/02/30)	274	326,402
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	10	10,402
3.25%, 08/15/26 (Call 05/15/26)	90	97,041
3.75%, 09/25/27 (Call 06/25/27)	92	99,968
4.35%, 03/15/24 (Call 02/15/24)	150	165,016
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	215	223,851
2.38%, 08/17/22 (Call 07/17/22)	184	190,819
2.50%, 08/22/22	217	226,275
2.50%, 11/02/22 (Call 10/02/22)	90	93,930
2.63%, 02/18/22 (Call 01/18/22)	174	179,368
2.63%, 03/06/23	230	242,224
2.75%, 02/25/26 (Call 11/25/25)	190	208,890
2.88%, 05/01/24 (Call 04/01/24)	115	124,057
2.90%, 11/15/21	55	56,662
3.13%, 08/17/27 (Call 05/17/27)	150	168,004
3.25%, 11/10/24	275	304,887
3.38%, 08/11/25 (Call 05/11/25)	195	217,977
3.38%, 08/15/29 (Call 05/15/29)	5	5,710
3.60%, 11/15/23	210	230,133

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$654	$744,527
4.85%, 09/15/23	230	256,977

		9,450,358

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	75	62,574
Series 2016-3, Class AA, 3.00%, 10/15/28	4	3,929
Series 2017-2, Class AA, 3.35%, 10/15/29	178	165,749
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	51	47,032
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	150	140,870
3.00%, 11/15/26 (Call 08/15/26)	80	80,476
4.75%, 05/04/23	615	655,116
5.13%, 06/15/27 (Call 04/15/27)	420	455,095
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	18	16,253
Series 2014-2, Class A, 3.75%, 09/03/26	246	224,450

		1,851,544

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	190	207,338
2.75%, 03/27/27 (Call 01/27/27)	313	347,464
2.85%, 03/27/30 (Call 12/27/29)	555	620,035
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	85	95,408
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	135	135,213
4.13%, 07/15/27 (Call 04/15/27)	95	92,574
VF Corp., 2.05%, 04/23/22	510	522,934

		2,020,966

Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.95%, 05/10/23	206	213,523
2.20%, 06/27/22	129	133,082
2.30%, 09/09/26	150	160,659
2.35%, 01/08/27	100	106,899
2.40%, 06/27/24	141	149,418
2.60%, 11/16/22	70	73,212
2.90%, 02/16/24	197	211,415
3.38%, 12/10/21	50	51,852
3.45%, 07/14/23	215	232,288
3.50%, 02/15/28	145	167,401
3.55%, 01/12/24	250	273,580
3.63%, 10/10/23	20	21,828
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	20	21,844
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	85	90,750
4.88%, 10/02/23	80	87,344
5.00%, 10/01/28 (Call 07/01/28)	257	286,969
5.40%, 10/02/23	100	110,864
6.13%, 10/01/25 (Call 09/01/25)	167	196,123
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	395	408,019
2.90%, 02/26/25 (Call 01/26/25)	338	350,749
3.15%, 06/30/22 (Call 05/30/22)	100	102,874
3.25%, 01/05/23 (Call 12/05/22)	205	212,739
3.45%, 01/14/22 (Call 12/14/21)	280	287,218
3.45%, 04/10/22 (Call 02/10/22)	155	159,343

Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 11/07/24 (Call 09/07/24)	$310	$328,696
3.55%, 07/08/22	349	362,199
3.60%, 06/21/30 (Call 03/21/30)	645	672,548
3.70%, 05/09/23 (Call 03/09/23)	425	445,489
3.85%, 01/05/28 (Call 10/05/27)	105	110,545
3.95%, 04/13/24 (Call 02/13/24)	25	26,702
4.00%, 01/15/25 (Call 10/15/24)	341	366,916
4.00%, 10/06/26 (Call 07/06/26)	200	217,562
4.15%, 06/19/23 (Call 05/19/23)	157	167,243
4.20%, 11/06/21	300	310,053
4.30%, 07/13/25 (Call 04/13/25)	16	17,478
4.35%, 04/09/25 (Call 02/09/25)	195	213,369
4.35%, 01/17/27 (Call 10/17/26)	290	315,056
4.38%, 09/25/21	275	284,248
5.10%, 01/17/24 (Call 12/17/23)	335	368,048
5.20%, 03/20/23	510	556,772
5.25%, 03/01/26 (Call 12/01/25)	217	246,729
5.65%, 01/17/29 (Call 10/17/28)	8	9,362
PACCAR Financial Corp.
1.90%, 02/07/23	75	77,613
2.00%, 09/26/22	100	103,269
2.30%, 08/10/22	125	129,644
2.65%, 05/10/22	203	211,010
3.40%, 08/09/23	50	54,297
Toyota Motor Corp.
2.36%, 07/02/24	200	213,292
2.76%, 07/02/29	65	72,874
3.42%, 07/20/23	230	249,035
3.67%, 07/20/28	45	53,235
Toyota Motor Credit Corp.
1.80%, 10/07/21	220	223,529
2.00%, 10/07/24	200	210,662
2.15%, 09/08/22	245	253,506
2.15%, 02/13/30	20	21,240
2.25%, 10/18/23	9	9,476
2.60%, 01/11/22	350	360,700
2.63%, 01/10/23	266	279,393
2.65%, 04/12/22	346	358,747
2.70%, 01/11/23	5	5,263
2.90%, 04/17/24	260	280,480
3.00%, 04/01/25	259	284,853
3.05%, 01/11/28	150	168,938
3.20%, 01/11/27	300	337,851
3.35%, 01/08/24	175	190,769
3.38%, 04/01/30	300	350,496
3.40%, 09/15/21	250	257,973
3.40%, 04/14/25	150	168,054
3.45%, 09/20/23	317	345,207

		14,400,414

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	192	211,690
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	145	167,703
4.35%, 03/15/29 (Call 12/15/28)	50	56,199
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	70	74,256
3.38%, 03/15/25 (Call 12/15/24)	125	136,180
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	150	158,262

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	$25	$27,640
4.15%, 10/01/25 (Call 07/01/25)	275	314,498

		1,146,428

Banks — 9.7%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	250	259,355
2.55%, 11/23/21	250	256,865
2.63%, 05/19/22	300	311,793
Banco Santander SA
2.71%, 06/27/24	400	426,056
2.75%, 05/28/25	200	212,512
3.13%, 02/23/23	200	210,522
3.31%, 06/27/29	200	218,630
3.49%, 05/28/30	200	219,220
3.85%, 04/12/23	200	214,782
4.25%, 04/11/27	200	227,366
4.38%, 04/12/28	200	228,744
5.18%, 11/19/25	400	455,844
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30)(b)	500	503,615
2.46%, 10/22/25 (Call 10/22/24)(b)	540	572,108
2.50%, 10/21/22 (Call 10/21/21)	670	685,899
2.50%, 02/13/31 (Call 02/13/30)(b)	500	527,240
2.82%, 07/21/23 (Call 07/21/22)(b)	490	510,090
2.88%, 04/24/23 (Call 04/24/22)(b)	508	526,898
2.88%, 10/22/30 (Call 10/22/29)(b)	510	554,941
3.00%, 12/20/23 (Call 12/20/22)(b)	795	837,882
3.09%, 10/01/25 (Call 10/01/24)(b)	260	282,555
3.12%, 01/20/23 (Call 01/20/22)(b)	504	521,751
3.19%, 07/23/30 (Call 07/23/29)(b)	765	849,685
3.25%, 10/21/27 (Call 10/21/26)	306	340,673
3.30%, 01/11/23	408	435,299
3.37%, 01/23/26 (Call 01/23/25)(b)	320	352,032
3.42%, 12/20/28 (Call 12/20/27)(b)	1,148	1,284,486
3.46%, 03/15/25 (Call 03/15/24)(b)	315	343,999
3.50%, 04/19/26	614	696,251
3.55%, 03/05/24 (Call 03/05/23)(b)	377	403,597
3.56%, 04/23/27 (Call 04/23/26)(b)	398	447,376
3.59%, 07/21/28 (Call 07/21/27)(b)	665	750,173
3.71%, 04/24/28 (Call 04/24/27)(b)	500	567,140
3.82%, 01/20/28 (Call 01/20/27)(b)	305	346,925
3.86%, 07/23/24 (Call 07/23/23)(b)	492	535,572
3.88%, 08/01/25	380	434,218
3.97%, 03/05/29 (Call 03/05/28)(b)	581	670,840
3.97%, 02/07/30 (Call 02/07/29)(b)	626	733,559
4.00%, 04/01/24	530	591,824
4.00%, 01/22/25	656	733,979
4.10%, 07/24/23	612	674,785
4.13%, 01/22/24	592	661,519
4.20%, 08/26/24	585	655,914
4.25%, 10/22/26	430	497,600
4.27%, 07/23/29 (Call 07/23/28)(b)	520	614,198
4.45%, 03/03/26	470	544,453
Series L, 3.95%, 04/21/25	525	590,200
Series L, 4.18%, 11/25/27 (Call 11/25/26)	264	304,284
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(b)	250	260,478
Bank of Montreal
2.35%, 09/11/22	575	598,822
2.50%, 06/28/24	166	177,617

Security	Par (000)	Value

Banks (continued)
2.55%, 11/06/22 (Call 10/06/22)	$175	$182,966
2.90%, 03/26/22	500	520,100
3.80%, 12/15/32 (Call 12/15/27)(b)	200	222,406
4.34%, 10/05/28 (Call 10/05/23)(b)	115	124,720
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	20	20,867
1.85%, 01/27/23 (Call 01/02/23)	85	87,891
2.10%, 10/24/24	305	325,136
2.45%, 08/17/26 (Call 05/17/26)	251	274,885
2.60%, 02/07/22 (Call 01/07/22)	235	242,313
2.66%, 05/16/23 (Call 05/16/22)(b)	127	131,732
2.80%, 05/04/26 (Call 02/04/26)	342	381,498
2.95%, 01/29/23 (Call 12/29/22)	265	280,720
3.25%, 09/11/24 (Call 08/11/24)	190	209,853
3.25%, 05/16/27 (Call 02/16/27)	320	365,203
3.30%, 08/23/29 (Call 05/23/29)	96	110,902
3.40%, 05/15/24 (Call 04/15/24)	175	193,260
3.40%, 01/29/28 (Call 10/29/27)	295	343,324
3.44%, 02/07/28 (Call 02/07/27)(b)	66	76,390
3.45%, 08/11/23	224	244,180
3.50%, 04/28/23	155	168,273
3.95%, 11/18/25 (Call 10/18/25)	155	180,653
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	395	435,926
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	248,526
Bank of Nova Scotia (The)
2.38%, 01/18/23	167	174,480
2.45%, 09/19/22	293	305,558
2.70%, 03/07/22	479	496,670
2.70%, 08/03/26	430	475,808
4.50%, 12/16/25	480	557,520
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	10	11,303
Barclays PLC
3.65%, 03/16/25	210	229,759
3.93%, 05/07/25 (Call 05/07/24)(b)	375	407,269
4.34%, 05/16/24 (Call 05/16/23)(b)	300	324,927
4.34%, 01/10/28 (Call 01/10/27)	300	338,454
4.38%, 09/11/24	315	341,195
4.38%, 01/12/26	600	682,680
4.61%, 02/15/23 (Call 02/15/22)(b)	275	289,195
4.84%, 05/09/28 (Call 05/07/27)	265	295,236
4.97%, 05/16/29 (Call 05/16/28)(b)	350	415,824
5.09%, 06/20/30 (Call 06/20/29)(b)	315	364,606
5.20%, 05/12/26	515	585,596
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	250	269,328
BNP Paribas SA
3.25%, 03/03/23	214	229,046
4.25%, 10/15/24	270	301,358
BPCE SA
2.75%, 12/02/21	250	257,465
4.00%, 04/15/24	250	278,698
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	11	11,679
2.55%, 06/16/22	360	374,224
2.61%, 07/22/23 (Call 07/22/22)(b)	124	128,860
3.50%, 09/13/23	504	550,413
Citigroup Inc.
2.57%, 06/03/31 (Call 06/03/30)(b)	600	635,178
2.67%, 01/29/31 (Call 01/29/30)(b)	400	426,200
2.70%, 10/27/22 (Call 09/27/22)	321	335,570
2.75%, 04/25/22 (Call 03/25/22)	690	714,640

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 07/24/23 (Call 07/24/22)(b)	$144	$149,999
2.98%, 11/05/30 (Call 11/05/29)(b)	250	271,568
3.11%, 04/08/26 (Call 04/08/25)(b)	788	857,179
3.14%, 01/24/23 (Call 01/24/22)(b)	411	425,122
3.20%, 10/21/26 (Call 07/21/26)	690	768,591
3.30%, 04/27/25	409	454,158
3.35%, 04/24/25 (Call 04/24/24)(b)	495	538,149
3.40%, 05/01/26	488	547,556
3.50%, 05/15/23	307	328,997
3.52%, 10/27/28 (Call 10/27/27)(b)	445	497,928
3.67%, 07/24/28 (Call 07/24/27)(b)	490	555,067
3.70%, 01/12/26	393	445,403
3.75%, 06/16/24	185	205,424
3.88%, 10/25/23	305	336,183
3.88%, 03/26/25	280	311,304
3.89%, 01/10/28 (Call 01/10/27)(b)	560	638,182
3.98%, 03/20/30 (Call 03/20/29)(b)	435	504,983
4.00%, 08/05/24	40	44,341
4.04%, 06/01/24 (Call 06/01/23)(b)	250	271,970
4.05%, 07/30/22	196	208,677
4.08%, 04/23/29 (Call 04/23/28)(b)	280	325,357
4.13%, 07/25/28	360	413,053
4.30%, 11/20/26	228	263,037
4.40%, 06/10/25	491	559,956
4.41%, 03/31/31 (Call 03/31/30)(b)	700	850,948
4.45%, 09/29/27	805	934,718
4.50%, 01/14/22	530	560,194
4.60%, 03/09/26	405	471,355
5.50%, 09/13/25	225	268,904
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	285	294,673
3.70%, 03/29/23 (Call 02/28/23)	250	268,580
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	262	277,117
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	390	422,943
4.00%, 02/01/29 (Call 11/03/28)	135	156,102
Cooperatieve Rabobank UA
3.75%, 07/21/26	315	355,484
3.88%, 02/08/22	724	760,700
3.95%, 11/09/22	250	266,953
4.63%, 12/01/23	425	473,594
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	258,338
2.75%, 01/10/23	250	263,775
Credit Suisse AG/New York NY
1.00%, 05/05/23	1,240	1,259,468
2.10%, 11/12/21	320	326,643
2.95%, 04/09/25	440	483,397
3.00%, 10/29/21	380	391,601
3.63%, 09/09/24	455	507,248
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	390	432,522
3.80%, 09/15/22	450	477,760
3.80%, 06/09/23	250	270,130
4.55%, 04/17/26	490	574,216
Deutsche Bank AG, 4.10%, 01/13/26	180	194,360
Deutsche Bank AG/London, 3.70%, 05/30/24	330	352,140
Deutsche Bank AG/New York NY
3.70%, 05/30/24	200	213,850

Security	Par (000)	Value

Banks (continued)
3.96%, 11/26/25 (Call 11/26/24)(b)	$490	$526,500
4.25%, 10/14/21	300	310,077
Series D, 5.00%, 02/14/22	200	210,098
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	480,001
3.35%, 02/06/23 (Call 01/06/23)	250	265,270
3.45%, 07/27/26 (Call 04/27/26)	250	274,338
4.68%, 08/09/28 (Call 08/09/23)(b)	350	365,771
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	140	145,067
3.50%, 03/15/22 (Call 02/15/22)	98	102,284
3.65%, 01/25/24 (Call 12/25/23)	545	596,235
3.95%, 03/14/28 (Call 02/14/28)	290	341,539
4.30%, 01/16/24 (Call 12/16/23)	224	247,804
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	250	257,400
2.25%, 02/01/27 (Call 01/01/27)	250	267,955
3.95%, 07/28/25 (Call 06/28/25)	200	230,260
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	360,500
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	435	436,701
2.60%, 02/07/30 (Call 11/07/29)	470	499,793
2.88%, 10/31/22 (Call 10/31/21)(b)	694	712,037
2.91%, 07/24/23 (Call 07/24/22)(b)	450	469,264
3.00%, 04/26/22 (Call 04/26/21)	555	563,880
3.20%, 02/23/23 (Call 01/23/23)	172	183,034
3.27%, 09/29/25 (Call 09/29/24)(b)	580	631,585
3.50%, 01/23/25 (Call 10/23/24)	543	597,544
3.50%, 04/01/25 (Call 03/01/25)	1,112	1,233,130
3.50%, 11/16/26 (Call 11/16/25)	603	673,346
3.63%, 01/22/23	421	451,813
3.63%, 02/20/24 (Call 01/20/24)	310	338,542
3.69%, 06/05/28 (Call 06/05/27)(b)	585	663,097
3.75%, 05/22/25 (Call 02/22/25)	386	432,552
3.75%, 02/25/26 (Call 11/25/25)	197	223,057
3.80%, 03/15/30 (Call 12/15/29)	300	349,551
3.81%, 04/23/29 (Call 04/23/28)(b)	517	591,598
3.85%, 07/08/24 (Call 04/08/24)	468	517,168
3.85%, 01/26/27 (Call 01/26/26)	606	690,549
4.00%, 03/03/24	541	598,838
4.22%, 05/01/29 (Call 05/01/28)(b)	523	614,039
4.25%, 10/21/25	491	558,242
5.75%, 01/24/22	861	924,180
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(b)	775	781,494
3.26%, 03/13/23 (Call 03/13/22)(b)	545	566,053
3.60%, 05/25/23	700	753,116
3.80%, 03/11/25 (Call 03/11/24)(b)	585	634,005
3.90%, 05/25/26	600	676,662
3.95%, 05/18/24 (Call 05/18/23)(b)	400	431,920
3.97%, 05/22/30 (Call 05/22/29)(b)	450	510,444
4.04%, 03/13/28 (Call 03/13/27)(b)	545	613,190
4.25%, 03/14/24	450	492,349
4.25%, 08/18/25	450	497,965
4.29%, 09/12/26 (Call 09/12/25)(b)	450	507,051
4.30%, 03/08/26	525	602,317
4.38%, 11/23/26	250	283,485
4.58%, 06/19/29 (Call 06/19/28)(b)	485	566,970
4.95%, 03/31/30	715	881,452
HSBC USA Inc., 3.50%, 06/23/24	300	329,010

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	$355	$363,737
2.55%, 02/04/30 (Call 11/04/29)	129	135,375
2.63%, 08/06/24 (Call 07/06/24)	139	148,926
4.00%, 05/15/25 (Call 04/15/25)	160	182,392
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	350	363,377
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	278,435
ING Groep NV
3.95%, 03/29/27	350	405,170
4.05%, 04/09/29	215	254,801
4.10%, 10/02/23	720	793,231
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(b)	820	861,804
2.52%, 04/22/31 (Call 04/22/30)(b)	800	856,344
2.70%, 05/18/23 (Call 03/18/23)	396	418,311
2.74%, 10/15/30 (Call 10/15/29)(b)	1,000	1,085,000
2.78%, 04/25/23 (Call 04/25/22)(b)	454	470,857
2.95%, 10/01/26 (Call 07/01/26)	649	719,047
2.97%, 01/15/23 (Call 01/15/22)	621	642,325
3.13%, 01/23/25 (Call 10/23/24)	86	93,872
3.20%, 01/25/23	641	682,774
3.20%, 06/15/26 (Call 03/15/26)	365	408,599
3.21%, 04/01/23 (Call 04/01/22)(b)	430	448,417
3.22%, 03/01/25 (Call 03/01/24)(b)	631	681,859
3.25%, 09/23/22	760	804,270
3.30%, 04/01/26 (Call 01/01/26)	543	609,056
3.38%, 05/01/23	446	477,425
3.51%, 01/23/29 (Call 01/23/28)(b)	536	606,098
3.54%, 05/01/28 (Call 05/01/27)(b)	525	592,662
3.56%, 04/23/24 (Call 04/23/23)(b)	484	520,189
3.63%, 05/13/24	500	553,140
3.63%, 12/01/27 (Call 12/01/26)	343	385,765
3.70%, 05/06/30 (Call 05/06/29)(b)	725	838,629
3.78%, 02/01/28 (Call 02/01/27)(b)	647	739,327
3.80%, 07/23/24 (Call 07/23/23)(b)	553	601,161
3.88%, 02/01/24	294	325,634
3.88%, 09/10/24	570	634,923
3.90%, 07/15/25 (Call 04/15/25)	550	625,421
3.96%, 01/29/27 (Call 01/29/26)(b)	429	492,406
4.01%, 04/23/29 (Call 04/23/28)(b)	567	660,476
4.02%, 12/05/24 (Call 12/05/23)(b)	384	424,051
4.13%, 12/15/26	709	830,480
4.20%, 07/23/29 (Call 07/23/28)(b)	282	333,660
4.25%, 10/01/27	300	350,292
4.45%, 12/05/29 (Call 12/05/28)(b)	250	301,880
4.49%, 03/24/31 (Call 03/24/30)(b)	500	615,635
4.50%, 01/24/22	725	766,238
7.63%, 10/15/26	44	59,045
8.00%, 04/29/27	6	8,305
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	259,123
2.40%, 06/09/22	350	361,938
3.90%, 04/13/29 (Call 03/13/29)	250	286,905
KeyCorp
2.25%, 04/06/27	150	159,150
4.15%, 10/29/25	270	312,749
KeyCorp., 2.55%, 10/01/29	150	159,870

Security	Par (000)	Value

Banks (continued)
KfW
0.38%, 07/18/25	$1,000	$1,000,090
1.38%, 08/05/24	530	552,377
1.63%, 02/15/23	2,150	2,223,315
1.75%, 09/15/21	300	304,746
1.75%, 09/14/29	530	574,838
2.00%, 09/29/22	75	77,781
2.00%, 10/04/22	595	617,086
2.00%, 05/02/25(c)	1,088	1,170,655
2.13%, 03/07/22	1,172	1,206,000
2.13%, 06/15/22	1,300	1,344,226
2.13%, 01/17/23	530	553,866
2.38%, 12/29/22	1,000	1,049,950
2.50%, 02/15/22	100	103,312
2.50%, 11/20/24	676	737,631
2.63%, 02/28/24	85	91,966
2.88%, 04/03/28	432	503,915
3.13%, 12/15/21	520	539,292
Korea Development Bank (The)
2.00%, 09/12/26	225	238,923
2.13%, 10/01/24	325	341,685
3.00%, 09/14/22	300	314,319
3.00%, 01/13/26	200	221,482
4.63%, 11/16/21	300	314,361
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	150	160,620
2.00%, 01/13/25	496	530,452
2.25%, 10/01/21	500	510,905
2.38%, 06/10/25	455	496,683
3.13%, 11/14/23	150	163,608
Series 36, 2.00%, 12/06/21	250	255,493
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	200	210,150
2.86%, 03/17/23 (Call 03/17/22)(b)	405	418,219
3.00%, 01/11/22	250	258,280
3.57%, 11/07/28 (Call 11/07/27)(b)	270	301,436
3.75%, 01/11/27	250	280,653
3.87%, 07/09/25 (Call 07/09/24)(b)	490	538,941
4.05%, 08/16/23	225	245,988
4.38%, 03/22/28	415	491,244
4.45%, 05/08/25	200	229,174
4.50%, 11/04/24	265	292,899
4.55%, 08/16/28	200	239,394
4.58%, 12/10/25	260	293,345
4.65%, 03/24/26	390	443,824
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	190	206,910
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	274,153
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	304	309,508
2.19%, 02/25/25	225	236,700
2.56%, 02/25/30	300	319,407
2.62%, 07/18/22	200	207,788
2.67%, 07/25/22	635	660,273
2.76%, 09/13/26	250	273,095
2.80%, 07/18/24	200	214,568
3.20%, 07/18/29	415	460,675
3.41%, 03/07/24	365	397,270
3.46%, 03/02/23	164	175,209
3.68%, 02/22/27	160	181,525

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.74%, 03/07/29	$220	$253,953
3.76%, 07/26/23	410	446,679
3.78%, 03/02/25	329	369,401
3.85%, 03/01/26	475	544,948
3.96%, 03/02/28	166	193,420
4.05%, 09/11/28	475	559,203
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(b)	430	435,362
2.20%, 07/10/31 (Call 07/10/30)(b)	300	306,498
2.23%, 05/25/26 (Call 05/25/25)(b)	225	235,004
2.27%, 09/13/21	275	280,187
2.56%, 09/13/25 (Call 09/13/24)(b)	200	210,898
2.60%, 09/11/22	250	260,258
2.84%, 07/16/25 (Call 07/16/24)(b)	240	255,456
3.17%, 09/11/27	250	274,588
3.55%, 03/05/23	250	267,725
3.66%, 02/28/27	245	275,463
3.92%, 09/11/24 (Call 09/11/23)(b)	200	217,456
4.02%, 03/05/28	250	288,340
4.25%, 09/11/29 (Call 09/11/28)(b)	250	294,460
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(b)	844	889,635
2.63%, 11/17/21	755	774,970
2.70%, 01/22/31 (Call 01/22/30)(b)	720	777,175
2.75%, 05/19/22	471	489,138
3.13%, 01/23/23	438	464,319
3.13%, 07/27/26	670	747,626
3.59%, 07/22/28 (Call 07/22/27)(b)	450	508,770
3.62%, 04/01/31 (Call 04/01/30)(b)	980	1,137,731
3.63%, 01/20/27	531	606,264
3.70%, 10/23/24	427	476,997
3.74%, 04/24/24 (Call 04/24/23)(b)	284	306,916
3.75%, 02/25/23	299	322,660
3.77%, 01/24/29 (Call 01/24/28)(b)	566	650,679
3.88%, 01/27/26	565	649,377
3.95%, 04/23/27	479	543,732
4.00%, 07/23/25	660	755,971
4.10%, 05/22/23	331	360,426
4.35%, 09/08/26	471	548,814
4.43%, 01/23/30 (Call 01/23/29)(b)	500	603,300
4.88%, 11/01/22	250	271,938
5.00%, 11/24/25	430	508,720
Series F, 3.88%, 04/29/24	591	657,216
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	355	385,967
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	299,775
2.80%, 01/10/22	250	258,455
3.38%, 01/14/26	250	282,977
3.63%, 06/20/23	250	271,853
National Bank of Canada, 2.10%, 02/01/23	250	258,828
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(b)	260	278,496
3.75%, 11/01/29 (Call 11/01/24)(b)	250	263,433
3.88%, 09/12/23	555	601,959
4.27%, 03/22/25 (Call 03/22/24)(b)	535	587,462
4.45%, 05/08/30 (Call 05/08/29)(b)	220	258,183
4.52%, 06/25/24 (Call 06/25/23)(b)	565	616,144
4.80%, 04/05/26	495	581,571
4.89%, 05/18/29 (Call 05/18/28)(b)	300	357,246

Security	Par (000)	Value

Banks (continued)
5.08%, 01/27/30 (Call 01/27/29)(b)	$400	$487,024
6.00%, 12/19/23	424	477,496
6.10%, 06/10/23	31	34,409
6.13%, 12/15/22	47	51,526
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	165	189,077
3.65%, 08/03/28 (Call 05/03/28)	16	18,796
3.95%, 10/30/25	258	299,912
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	900	942,516
2.88%, 03/13/23	150	159,738
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	300	313,851
3.25%, 06/01/25 (Call 05/02/25)	475	529,962
3.25%, 01/22/28 (Call 12/23/27)	250	286,305
4.05%, 07/26/28	250	294,747
4.20%, 11/01/25 (Call 10/02/25)	250	291,237
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	404	439,762
3.15%, 05/19/27 (Call 04/19/27)	200	225,040
3.30%, 03/08/22 (Call 02/06/22)	460	479,371
3.45%, 04/23/29 (Call 01/23/29)	521	602,995
3.50%, 01/23/24 (Call 12/23/23)	404	442,703
3.90%, 04/29/24 (Call 03/29/24)	420	466,049
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	138	143,730
3.80%, 08/14/23 (Call 07/14/23)	306	333,818
Royal Bank of Canada
1.60%, 04/17/23	20	20,607
1.95%, 01/17/23	484	501,564
2.25%, 11/01/24	205	218,259
2.75%, 02/01/22	33	34,148
2.80%, 04/29/22	266	276,757
3.70%, 10/05/23	442	485,214
4.65%, 01/27/26	345	408,428
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	300	319,155
3.40%, 01/18/23 (Call 12/18/22)	203	212,756
3.50%, 06/07/24 (Call 05/07/24)	200	215,132
4.40%, 07/13/27 (Call 04/14/27)	119	132,534
4.50%, 07/17/25 (Call 04/17/25)	175	193,884
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	500	500,605
3.37%, 01/05/24 (Call 01/05/23)(b)	200	210,100
3.82%, 11/03/28 (Call 11/03/27)(b)	200	223,846
Santander UK PLC
2.88%, 06/18/24	200	216,296
3.75%, 11/15/21	200	207,886
4.00%, 03/13/24	345	383,374
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	400	406,684
State Street Corp.
2.40%, 01/24/30	185	201,028
2.65%, 05/19/26	300	332,511
2.83%, 03/30/23 (Call 03/30/22)(a)(b)	44	45,629
3.10%, 05/15/23	30	32,119
3.15%, 03/30/31 (Call 03/30/30)(a)(b)	250	286,605
3.30%, 12/16/24	226	252,487
3.55%, 08/18/25	240	273,005
3.70%, 11/20/23	244	269,649
3.78%, 12/03/24 (Call 12/03/23)(b)	130	143,294

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	$250	$281,143
Sumitomo Mitsui Financial Group Inc. 2.35%, 01/15/25	200	212,132
2.45%, 09/27/24	600	638,226
2.63%, 07/14/26	75	81,417
2.70%, 07/16/24	400	427,804
2.72%, 09/27/29	240	257,746
2.75%, 01/15/30	510	549,734
2.78%, 10/18/22	335	350,886
2.85%, 01/11/22	245	252,877
3.01%, 10/19/26	295	326,382
3.04%, 07/16/29	330	362,076
3.10%, 01/17/23	355	376,460
3.20%, 09/17/29	200	217,456
3.35%, 10/18/27	185	206,120
3.36%, 07/12/27	260	290,649
3.45%, 01/11/27	145	162,748
3.54%, 01/17/28	135	152,221
3.75%, 07/19/23	200	217,792
3.78%, 03/09/26	460	526,318
3.94%, 10/16/23	250	275,445
4.31%, 10/16/28	180	214,214
SVB Financial Group, 3.50%, 01/29/25	160	172,224
Svenska Handelsbanken AB 1.88%, 09/07/21	250	254,030
3.90%, 11/20/23	250	277,155
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	180	185,609
Toronto-Dominion Bank (The) 1.90%, 12/01/22	150	155,100
2.65%, 06/12/24	120	129,077
3.25%, 03/11/24	202	220,663
3.50%, 07/19/23	164	179,009
3.63%, 09/15/31 (Call 09/15/26)(b)	225	256,259
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	510	528,324
2.25%, 03/11/30 (Call 12/11/29)	250	260,725
2.45%, 08/01/22 (Call 07/01/22)	198	205,498
2.63%, 01/15/22 (Call 12/15/21)	250	257,360
2.64%, 09/17/29 (Call 09/17/24)(b)	305	315,291
2.75%, 05/01/23 (Call 04/01/23)	200	211,098
3.00%, 02/02/23 (Call 01/02/23)	180	190,521
3.20%, 04/01/24 (Call 03/01/24)	11	12,023
3.30%, 05/15/26 (Call 04/15/26)	250	282,020
3.69%, 08/02/24 (Call 08/02/23)(b)	135	146,722
4.05%, 11/03/25 (Call 09/03/25)	50	58,228
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	616	615,778
2.70%, 01/27/22 (Call 12/27/21)	200	206,166
2.75%, 04/01/22 (Call 03/01/22)	255	264,030
2.85%, 10/26/24 (Call 09/26/24)	270	294,956
3.05%, 06/20/22 (Call 05/20/22)	137	143,128
3.20%, 09/03/21 (Call 08/03/21)	150	153,989
3.70%, 06/05/25 (Call 05/05/25)	100	113,963
3.75%, 12/06/23 (Call 11/06/23)	395	435,247
3.88%, 03/19/29 (Call 02/16/29)	100	115,870
3.95%, 03/22/22 (Call 02/22/22)	180	188,856
4.00%, 05/01/25 (Call 03/01/25)	474	541,678
U.S. Bancorp. 2.40%, 07/30/24 (Call 06/28/24)	160	170,958
2.95%, 07/15/22 (Call 06/15/22)	428	447,988

Security	Par (000)	Value

Banks (continued)
3.00%, 07/30/29 (Call 04/30/29)	$5	$5,538
3.10%, 04/27/26 (Call 03/27/26)	262	293,631
3.38%, 02/05/24 (Call 01/05/24)	134	146,592
3.60%, 09/11/24 (Call 08/11/24)	362	402,663
3.70%, 01/30/24 (Call 12/29/23)	180	199,082
3.90%, 04/26/28 (Call 03/24/28)	229	276,066
3.95%, 11/17/25 (Call 10/17/25)	259	301,409
Series V, 2.38%, 07/22/26 (Call 06/22/26)	345	377,941
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	169,983
Series X, 3.15%, 04/27/27 (Call 03/27/27)	548	621,794
U.S. Bank N.A./Cincinnati OH 1.80%, 01/21/22 (Call 12/21/21)	600	612,240
2.80%, 01/27/25 (Call 12/27/24)	250	273,740
2.85%, 01/23/23 (Call 12/23/22)	350	370,142
3.45%, 11/16/21 (Call 10/15/21)	250	258,893
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	60	65,085
Wells Fargo & Co. 1.65%, 06/02/24 (Call 06/02/23)(b)	907	927,661
2.16%, 02/11/26 (Call 02/11/25)(b)	780	813,735
2.39%, 06/02/28 (Call 06/02/27)(b)	610	637,175
2.41%, 10/30/25 (Call 10/30/24)(b)	556	585,818
2.57%, 02/11/31 (Call 02/11/30)(b)	500	527,230
2.63%, 07/22/22	506	526,159
2.88%, 10/30/30 (Call 10/30/29)(b)	500	537,930
3.00%, 02/19/25	695	754,867
3.00%, 04/22/26	619	678,523
3.00%, 10/23/26	691	762,111
3.07%, 01/24/23 (Call 01/24/22)	933	965,384
3.20%, 06/17/27 (Call 06/17/26)(b)	480	525,058
3.30%, 09/09/24	510	559,674
3.50%, 03/08/22	740	773,803
3.55%, 09/29/25	558	624,999
3.58%, 05/22/28 (Call 05/22/27)(b)	629	705,549
3.75%, 01/24/24 (Call 12/24/23)	606	662,176
4.10%, 06/03/26	561	634,743
4.13%, 08/15/23	100	109,389
4.15%, 01/24/29 (Call 10/24/28)	370	436,711
4.30%, 07/22/27	454	522,531
4.48%, 01/16/24	350	389,956
4.48%, 04/04/31 (Call 04/04/30)(b)	550	671,423
Series M, 3.45%, 02/13/23	533	566,616
Wells Fargo Bank N.A. 3.55%, 08/14/23 (Call 07/14/23)	325	352,986
3.63%, 10/22/21 (Call 09/21/21)	250	258,588
Westpac Banking Corp. 2.00%, 01/13/23	120	124,382
2.50%, 06/28/22	287	298,348
2.65%, 01/16/30	359	398,781
2.70%, 08/19/26	190	209,713
2.75%, 01/11/23	269	283,542
2.80%, 01/11/22	213	220,229
2.85%, 05/13/26	325	361,085
2.89%, 02/04/30 (Call 02/04/25)(b)	516	534,246
3.35%, 03/08/27	240	275,810
3.40%, 01/25/28	165	191,420
3.65%, 05/15/23	260	282,129
4.11%, 07/24/34 (Call 07/24/29)(b)	200	225,962
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	248,693

		216,492,374

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	$853	$964,376
Anheuser-Busch InBev Finance Inc. 3.65%, 02/01/26 (Call 11/01/25)	300	338,502
3.70%, 02/01/24	120	132,119
Anheuser-Busch InBev Worldwide Inc. 3.50%, 01/12/24 (Call 12/12/23)	18	19,630
4.00%, 04/13/28 (Call 01/13/28)	575	666,316
4.15%, 01/23/25 (Call 12/23/24)	575	653,413
4.75%, 01/23/29 (Call 10/23/28)	809	986,147
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	155,155
Coca-Cola Co. (The) 1.55%, 09/01/21	200	202,590
1.75%, 09/06/24	230	241,479
2.13%, 09/06/29	200	214,508
2.25%, 09/01/26	220	239,197
2.50%, 04/01/23	55	58,057
2.55%, 06/01/26	177	194,725
2.88%, 10/27/25	275	305,478
2.90%, 05/25/27	175	195,494
2.95%, 03/25/25	300	331,176
3.20%, 11/01/23	335	364,691
3.30%, 09/01/21	187	192,728
3.38%, 03/25/27	300	345,762
3.45%, 03/25/30	498	594,044
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	125	139,403
Constellation Brands Inc. 2.70%, 05/09/22 (Call 04/09/22)	325	336,284
3.20%, 02/15/23 (Call 01/15/23)	270	286,146
3.60%, 02/15/28 (Call 11/15/27)	125	140,400
3.70%, 12/06/26 (Call 09/06/26)	549	631,290
4.25%, 05/01/23	150	164,412
4.40%, 11/15/25 (Call 09/15/25)	150	175,155
4.75%, 11/15/24	90	104,203
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	215	226,006
3.50%, 09/18/23 (Call 08/18/23)	200	217,074
3.88%, 05/18/28 (Call 02/18/28)	200	234,714
Diageo Investment Corp., 2.88%, 05/11/22	395	411,539
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	210	227,976
3.13%, 12/15/23 (Call 10/15/23)	335	360,728
3.43%, 06/15/27 (Call 03/15/27)	25	27,955
4.06%, 05/25/23 (Call 04/25/23)	444	485,030
4.42%, 05/25/25 (Call 03/25/25)	250	289,900
4.60%, 05/25/28 (Call 02/25/28)	280	338,657
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	415	443,689
PepsiCo Inc. 1.63%, 05/01/30 (Call 02/01/30)	315	325,678
2.25%, 05/02/22 (Call 04/02/22)	263	271,185
2.25%, 03/19/25 (Call 02/19/25)	368	395,192
2.38%, 10/06/26 (Call 07/06/26)	323	353,733
2.63%, 03/19/27 (Call 01/19/27)	200	221,562
2.63%, 07/29/29 (Call 04/29/29)	265	295,149
2.75%, 03/05/22	261	270,670
2.75%, 04/30/25 (Call 01/30/25)	250	273,250
2.75%, 03/19/30 (Call 12/19/29)	505	567,514
2.85%, 02/24/26 (Call 11/24/25)	290	321,746

Security	Par (000)	Value

Beverages (continued)
3.50%, 07/17/25 (Call 04/17/25)	$205	$231,869
3.60%, 03/01/24 (Call 12/01/23)	192	211,235

		16,374,931

Biotechnology — 0.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	61	63,979
2.45%, 02/21/30 (Call 11/21/29)	260	278,288
2.60%, 08/19/26 (Call 05/19/26)	380	417,096
2.65%, 05/11/22 (Call 04/11/22)	1,102	1,141,804
2.70%, 05/01/22 (Call 03/01/22)	40	41,350
3.13%, 05/01/25 (Call 02/01/25)	143	157,756
3.63%, 05/22/24 (Call 02/22/24)	440	485,465
3.88%, 11/15/21 (Call 08/15/21)	322	332,809
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	365	418,027
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	550	567,985
4.05%, 09/15/25 (Call 06/15/25)	211	243,327
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	175	178,986
2.95%, 03/01/27 (Call 12/01/26)	325	363,958
3.25%, 09/01/22 (Call 07/01/22)	307	323,317
3.50%, 02/01/25 (Call 11/01/24)	360	402,232
3.65%, 03/01/26 (Call 12/01/25)	408	466,866
3.70%, 04/01/24 (Call 01/01/24)	544	600,500
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	440	430,976

		6,914,721

Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(a)	95	97,694
2.24%, 02/15/25 (Call 01/15/25)(a)	155	162,459
2.49%, 02/15/27 (Call 12/15/26)(a)	426	447,666
2.72%, 02/15/30 (Call 11/15/29)(a)	300	314,955
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	200	223,458
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	49	53,053
3.90%, 02/14/26 (Call 11/14/25)	51	57,311
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	105	110,489
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	337	378,020
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	138	161,710
4.45%, 04/01/25 (Call 01/01/25)	235	270,551
Owens Corning
3.95%, 08/15/29 (Call 05/15/29)	10	11,275
4.20%, 12/01/24 (Call 09/01/24)	175	193,587

		2,482,228

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	162	168,875
1.85%, 05/15/27 (Call 03/15/27)	290	306,405
2.05%, 05/15/30 (Call 02/15/30)	313	330,857
3.35%, 07/31/24 (Call 04/30/24)	200	219,520
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	100	110,522
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	20	21,745
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	108	114,859

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	$100	$106,947
4.63%, 11/15/22	103	111,081
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	125	135,068
3.50%, 10/01/24 (Call 07/01/24)	150	164,472
4.55%, 11/30/25 (Call 09/30/25)	215	249,617
4.80%, 11/30/28 (Call 08/30/28)	208	252,653
7.38%, 11/01/29	240	340,704
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	470	519,322
4.49%, 11/15/25 (Call 09/15/25)	377	438,247
4.73%, 11/15/28 (Call 08/15/28)	618	751,989
Eastman Chemical Co.
3.50%, 12/01/21	80	82,754
3.60%, 08/15/22 (Call 05/15/22)	225	235,674
3.80%, 03/15/25 (Call 12/15/24)	306	338,565
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	600	586,044
2.38%, 08/10/22 (Call 07/10/22)	240	249,007
2.70%, 11/01/26 (Call 08/01/26)	217	243,305
3.25%, 01/14/23 (Call 11/14/22)	90	95,475
3.25%, 12/01/27 (Call 09/01/27)	80	90,656
4.35%, 12/08/21	150	157,214
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	100	104,096
2.30%, 07/15/30 (Call 04/15/30)	275	291,313
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	55	61,357
3.45%, 10/01/29 (Call 07/01/29)	70	78,277
4.10%, 02/01/24 (Call 11/01/23)	90	98,150
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	120	133,381
5.13%, 11/15/22 (Call 08/15/22)	75	80,242
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	28,929
LYB International Finance BV, 4.00%, 07/15/23	153	166,597
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	205	228,239
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	250	288,700
6.00%, 11/15/21 (Call 08/17/21)	225	236,567
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	50	52,211
3.75%, 11/15/21 (Call 08/15/21)	50	51,165
4.05%, 11/15/27 (Call 08/15/27)	85	93,843
4.25%, 11/15/23 (Call 08/15/23)	255	276,805
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	162,751
3.15%, 10/01/22 (Call 07/01/22)	175	183,288
3.50%, 06/01/23 (Call 03/01/23)	135	144,353
3.63%, 03/15/24 (Call 12/15/23)	150	163,603
4.00%, 12/15/26 (Call 09/15/26)	175	201,799
4.20%, 04/01/29 (Call 01/01/29)	130	153,531
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	75	79,812
Praxair Inc.
1.10%, 08/10/30 (Call 05/10/30)	600	586,806
2.20%, 08/15/22 (Call 05/15/22)	155	159,831
2.65%, 02/05/25 (Call 11/05/24)	75	81,167
2.70%, 02/21/23 (Call 11/21/22)	125	131,026

Security	Par (000)	Value

Chemicals (continued)
3.00%, 09/01/21	$100	$102,721
3.20%, 01/30/26 (Call 10/30/25)	150	168,328
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	115	133,936
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	120	124,961
2.95%, 08/15/29 (Call 05/15/29)	5	5,508
3.13%, 06/01/24 (Call 04/01/24)	120	130,333
3.45%, 06/01/27 (Call 03/01/27)	315	357,714
4.20%, 01/15/22 (Call 10/15/21)	175	182,178
Syngenta Finance NV, 3.13%, 03/28/22	110	111,934
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	204	222,444

		12,279,473

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	600	594,168
3.38%, 09/15/25 (Call 06/15/25)	324	366,395
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	75	84,469
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	185	211,842
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	9	9,665
3.30%, 12/15/22 (Call 09/15/22)	220	231,143
3.95%, 06/15/23 (Call 05/15/23)	50	54,130
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	107	114,454
2.90%, 05/15/30 (Call 02/15/30)	330	355,793
3.20%, 08/15/29 (Call 05/15/29)	127	139,277
4.00%, 06/01/23 (Call 05/01/23)	205	222,609
4.45%, 06/01/28 (Call 03/01/28)	50	58,567
4.80%, 04/01/26 (Call 01/01/26)	190	224,097
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	65	70,077
4.13%, 08/01/23 (Call 07/01/23)	241	263,661
4.25%, 05/01/29 (Call 02/01/29)	130	152,247
4.75%, 08/01/28 (Call 05/01/28)	80	95,916
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	487	510,449
3.25%, 01/15/28 (Call 10/15/27)	46	51,607
4.50%, 09/01/22 (Call 06/01/22)	55	58,946
4.88%, 02/15/24 (Call 11/15/23)	221	250,108
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	347	361,119
2.30%, 06/01/30 (Call 03/01/30)	235	250,376
2.65%, 10/01/26 (Call 08/01/26)	40	43,884
2.85%, 10/01/29 (Call 07/01/29)	375	415,845
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	282	301,306
4.00%, 03/18/29 (Call 12/18/28)	155	182,987
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	325	321,269
2.50%, 12/01/29 (Call 09/01/29)	80	87,079
2.95%, 01/22/27 (Call 10/22/26)	204	227,423
4.00%, 06/15/25 (Call 03/15/25)	105	120,267
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	210	240,421

		6,671,596

Computers — 1.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,600	1,604,416
0.75%, 05/11/23	175	177,111
1.13%, 05/11/25 (Call 04/11/25)	335	343,770

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.25%, 08/20/30 (Call 05/20/30)	$1,100	$1,103,696
1.65%, 05/11/30 (Call 02/11/30)	200	207,278
1.70%, 09/11/22	55	56,543
2.05%, 09/11/26 (Call 07/11/26)	100	107,522
2.10%, 09/12/22 (Call 08/12/22)	30	31,063
2.15%, 02/09/22	399	409,781
2.20%, 09/11/29 (Call 06/11/29)	205	221,343
2.30%, 05/11/22 (Call 04/11/22)	269	277,552
2.40%, 01/13/23 (Call 12/13/22)	280	293,269
2.40%, 05/03/23	522	551,028
2.45%, 08/04/26 (Call 05/04/26)	370	405,775
2.50%, 02/09/22 (Call 01/09/22)	380	391,339
2.50%, 02/09/25	275	298,105
2.70%, 05/13/22	314	326,664
2.75%, 01/13/25 (Call 11/13/24)	385	420,293
2.85%, 02/23/23 (Call 12/23/22)	461	487,918
2.85%, 05/11/24 (Call 03/11/24)	83	89,823
2.90%, 09/12/27 (Call 06/12/27)	225	253,156
3.00%, 02/09/24 (Call 12/09/23)	231	249,810
3.00%, 11/13/27 (Call 08/13/27)	335	379,592
3.20%, 05/13/25	130	145,679
3.20%, 05/11/27 (Call 02/11/27)	495	563,345
3.25%, 02/23/26 (Call 11/23/25)	654	739,321
3.35%, 02/09/27 (Call 11/09/26)	477	546,265
3.45%, 05/06/24	448	495,654
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	250	270,437
4.90%, 10/01/26 (Call 08/01/26)(a)	417	471,314
5.30%, 10/01/29 (Call 07/01/29)(a)	292	333,432
5.45%, 06/15/23 (Call 04/15/23)(a)	838	925,127
6.02%, 06/15/26 (Call 03/15/26)(a)	800	939,160
6.10%, 07/15/27 (Call 05/15/27)(a)	20	23,520
6.20%, 07/15/30 (Call 04/15/30)(a)	300	363,183
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	10	10,828
4.25%, 04/15/24 (Call 02/15/24)	325	353,077
4.75%, 04/15/27 (Call 01/15/27)	50	55,747
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	170	174,116
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	388	415,769
4.45%, 10/02/23 (Call 09/02/23)	638	703,663
4.90%, 10/15/25 (Call 07/15/25)	450	519,633
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	200	216,080
4.05%, 09/15/22	219	233,721
IBM Credit LLC, 3.00%, 02/06/23	160	170,122
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	585	605,808
1.88%, 08/01/22	225	231,631
1.95%, 05/15/30 (Call 02/15/30)	550	569,921
2.85%, 05/13/22	215	224,157
3.00%, 05/15/24	495	538,129
3.30%, 05/15/26	510	579,151
3.38%, 08/01/23	200	216,980
3.45%, 02/19/26	290	330,345
3.50%, 05/15/29	700	812,994
3.63%, 02/12/24	328	361,725
7.00%, 10/30/25	100	131,186
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	150	156,222

Security	Par (000)	Value

Computers (continued)
2.38%, 06/22/27 (Call 04/22/27)	$350	$367,493
3.30%, 09/29/24 (Call 07/29/24)	219	238,585
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(a)	167	178,880
4.75%, 06/01/23	120	129,406
4.88%, 06/01/27 (Call 03/01/27)	76	84,835

		23,113,488

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	17	17,796
2.25%, 11/15/22	250	260,560
2.30%, 05/03/22	170	175,824
2.45%, 11/15/21	150	153,905
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	175	185,316
2.38%, 12/01/29 (Call 09/01/29)	65	69,836
3.15%, 03/15/27 (Call 12/15/26)	180	203,672
Procter & Gamble Co. (The)
1.70%, 11/03/21	238	242,010
2.30%, 02/06/22	250	257,392
2.45%, 11/03/26	280	308,941
2.70%, 02/02/26	233	261,622
2.85%, 08/11/27	238	270,949
3.00%, 03/25/30	513	594,049
3.10%, 08/15/23	28	30,336
Unilever Capital Corp.
2.00%, 07/28/26	275	294,481
2.20%, 05/05/22 (Call 04/05/22)	150	154,309
2.60%, 05/05/24 (Call 03/05/24)	210	225,095
2.90%, 05/05/27 (Call 02/05/27)	250	281,810
3.00%, 03/07/22	100	104,118
3.25%, 03/07/24 (Call 02/07/24)	240	261,799

		4,353,820

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	345	330,055
3.88%, 01/23/28 (Call 10/23/27)	300	278,178
3.95%, 02/01/22 (Call 01/01/22)	215	217,797
4.13%, 07/03/23 (Call 06/03/23)	330	333,739
4.45%, 10/01/25 (Call 08/01/25)	160	159,989
5.00%, 10/01/21	150	154,422
6.50%, 07/15/25 (Call 06/15/25)	400	434,008
Affiliated Managers Group Inc.
3.50%, 08/01/25	100	109,514
4.25%, 02/15/24	120	132,278
Air Lease Corp.
2.25%, 01/15/23	75	75,251
2.30%, 02/01/25 (Call 01/01/25)	85	83,039
2.63%, 07/01/22 (Call 06/01/22)	240	241,958
2.75%, 01/15/23 (Call 12/15/22)	195	196,808
3.00%, 09/15/23 (Call 07/15/23)	153	154,669
3.00%, 02/01/30 (Call 11/01/29)	100	94,442
3.25%, 03/01/25 (Call 01/01/25)	145	147,198
3.25%, 10/01/29 (Call 07/01/29)	200	192,588
3.50%, 01/15/22	35	35,764
3.63%, 04/01/27 (Call 01/01/27)	140	141,254
3.63%, 12/01/27 (Call 09/01/27)	150	153,489
3.75%, 02/01/22 (Call 12/01/21)	115	117,431
3.88%, 07/03/23 (Call 06/03/23)	190	198,607

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 09/15/24 (Call 06/15/24)	$220	$228,947
4.63%, 10/01/28 (Call 07/01/28)	75	78,071
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	50	48,464
4.25%, 06/15/26 (Call 04/15/26)	175	163,076
4.40%, 09/25/23 (Call 08/25/23)	154	152,335
5.00%, 04/01/23	10	10,047
5.50%, 02/15/22	135	137,882
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	410	436,326
4.13%, 02/13/22	346	358,882
4.63%, 05/19/22	288	303,284
4.63%, 03/30/25	100	110,659
5.80%, 05/01/25 (Call 04/01/25)	14	16,175
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	719	746,293
2.50%, 07/30/24 (Call 06/30/24)	516	552,306
2.65%, 12/02/22	400	420,012
2.75%, 05/20/22 (Call 04/20/22)	235	243,949
3.00%, 10/30/24 (Call 09/29/24)	272	296,447
3.13%, 05/20/26 (Call 04/20/26)	240	269,582
3.40%, 02/22/24 (Call 01/22/24)	157	172,059
3.63%, 12/05/24 (Call 11/04/24)	215	239,241
3.70%, 11/05/21 (Call 10/05/21)	275	285,134
4.20%, 11/06/25 (Call 10/06/25)	363	424,852
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	445	460,032
3.30%, 05/03/27 (Call 04/03/27)	200	228,776
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	237	261,996
3.00%, 03/22/22	150	155,924
4.00%, 10/15/23	255	283,183
BGC Partners Inc., 5.38%, 07/24/23	125	131,434
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	100	113,322
4.00%, 04/01/24 (Call 02/01/24)	35	38,614
4.25%, 06/02/26 (Call 03/02/26)	100	113,895
4.85%, 03/29/29 (Call 12/29/28)	230	273,900
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	400	419,428
3.05%, 03/09/22 (Call 02/09/22)	220	227,946
3.20%, 01/30/23 (Call 12/30/22)	285	301,271
3.20%, 02/05/25 (Call 01/05/25)	295	321,830
3.30%, 10/30/24 (Call 09/30/24)	380	413,668
3.50%, 06/15/23	50	53,643
3.65%, 05/11/27 (Call 04/11/27)	211	235,383
3.75%, 04/24/24 (Call 03/24/24)	200	219,182
3.75%, 07/28/26 (Call 06/28/26)	254	278,747
3.75%, 03/09/27 (Call 02/09/27)	310	345,517
3.80%, 01/31/28 (Call 12/31/27)	250	279,458
3.90%, 01/29/24 (Call 12/29/23)	140	153,147
4.20%, 10/29/25 (Call 09/29/25)	220	246,642
4.25%, 04/30/25 (Call 03/31/25)	200	228,256
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	301	316,932
3.00%, 03/10/25 (Call 12/10/24)	105	115,212
3.20%, 03/02/27 (Call 12/02/26)	215	242,561
3.20%, 01/25/28 (Call 10/25/27)	200	227,846
3.55%, 02/01/24 (Call 01/01/24)	100	109,734
3.85%, 05/21/25 (Call 03/21/25)	150	171,159

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 03/22/30 (Call 12/22/29)	$250	$318,662
CME Group Inc.
3.00%, 09/15/22	200	210,772
3.00%, 03/15/25 (Call 12/15/24)	235	257,804
3.75%, 06/15/28 (Call 03/15/28)	68	80,708
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	35	38,224
3.85%, 11/21/22	200	213,394
4.10%, 02/09/27 (Call 11/09/26)	24	26,746
4.50%, 01/30/26 (Call 11/30/25)	33	37,853
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	100	110,380
Franklin Resources Inc.
2.80%, 09/15/22	150	156,653
2.85%, 03/30/25	130	142,384
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(a)	680	718,583
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	375	397,594
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	315	327,776
2.35%, 09/15/22 (Call 08/15/22)	165	170,882
3.10%, 09/15/27 (Call 06/15/27)	150	166,932
3.45%, 09/21/23 (Call 08/21/23)	225	244,069
3.75%, 12/01/25 (Call 09/01/25)	215	245,171
4.00%, 10/15/23	248	273,998
International Lease Finance Corp., 5.88%, 08/15/22	165	178,365
Invesco Finance PLC
3.13%, 11/30/22	150	158,649
3.75%, 01/15/26	65	73,044
4.00%, 01/30/24	130	142,636
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	85	96,900
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	155	170,883
Jefferies Group LLC, 5.13%, 01/20/23	227	248,812
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	150	169,490
4.85%, 01/15/27	150	170,874
Lazard Group LLC
3.75%, 02/13/25	140	151,185
4.38%, 03/11/29 (Call 12/11/28)	110	126,394
4.50%, 09/19/28 (Call 06/19/28)	105	121,298
Legg Mason Inc., 4.75%, 03/15/26	78	92,854
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	37	39,497
2.95%, 11/21/26 (Call 08/21/26)	227	256,685
2.95%, 06/01/29 (Call 03/01/29)	190	215,029
3.30%, 03/26/27 (Call 01/26/27)	130	149,258
3.35%, 03/26/30 (Call 12/26/29)	272	319,624
3.38%, 04/01/24	240	265,315
3.50%, 02/26/28 (Call 11/26/27)	105	122,644
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	145	166,983
4.25%, 06/01/24 (Call 03/01/24)	230	257,158
Nomura Holdings Inc.
2.65%, 01/16/25	425	447,916
3.10%, 01/16/30	215	229,915
ORIX Corp.
2.90%, 07/18/22	140	145,508
3.25%, 12/04/24	230	250,192
3.70%, 07/18/27	10	11,304

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.05%, 01/16/24	$200	$219,592
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	93,748
Raymond James Financial Inc., 3.63%, 09/15/26	97	111,582
Stifel Financial Corp., 4.25%, 07/18/24	145	159,764
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	59	61,020
3.70%, 08/04/26 (Call 05/04/26)	90	94,043
3.95%, 12/01/27 (Call 09/01/27)	105	110,895
4.25%, 08/15/24 (Call 05/15/24)	370	398,357
4.38%, 03/19/24 (Call 02/19/24)	168	180,949
4.50%, 07/23/25 (Call 04/23/25)	225	245,693
5.15%, 03/19/29 (Call 12/19/28)	95	108,818
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	1,100	1,073,138
2.15%, 09/15/22 (Call 08/15/22)	36	37,321
2.75%, 09/15/27 (Call 06/15/27)	271	301,628
2.80%, 12/14/22 (Call 10/14/22)	598	630,394
3.15%, 12/14/25 (Call 09/14/25)	975	1,096,417
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	200	216,140

		30,701,635

Electric — 1.7%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	125	129,404
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	170	191,811
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	250	249,740
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	10	10,682
3.65%, 02/15/26 (Call 11/15/25)	140	156,887
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	155,710
3.25%, 03/01/25 (Call 12/01/24)	15	16,527
3.80%, 05/15/28 (Call 02/15/28)	25	29,167
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	268	276,027
3.20%, 11/13/27 (Call 08/13/27)	85	93,417
Series F, 2.95%, 12/15/22 (Call 09/15/22)	75	78,721
Series I, 3.65%, 12/01/21	25	26,005
Series J, 4.30%, 12/01/28 (Call 09/01/28)	163	192,387
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	145	158,845
3.15%, 05/15/25 (Call 02/15/25)	20	22,051
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	160	188,662
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	152	166,356
3.80%, 06/01/29 (Call 03/01/29)	36	42,012
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	176,943
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	60	66,741
3.75%, 11/15/23 (Call 08/15/23)	84	92,012
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	85	92,460
4.25%, 11/30/23 (Call 08/30/23)	275	302,373
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	175	180,136
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	109,695
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	86	89,081
2.50%, 09/01/24 (Call 08/01/24)	61	64,868

Security	Par (000)	Value

Electric (continued)
3.85%, 02/01/24 (Call 01/01/24)	$110	$120,712
4.25%, 11/01/28 (Call 08/01/28)	120	142,210
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	90	95,948
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	5	5,344
2.55%, 06/15/26 (Call 03/15/26)	55	60,317
3.70%, 08/15/28 (Call 05/15/28)	165	193,304
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	110	122,486
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	31	34,590
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	130	150,823
Series D, 4.00%, 12/01/28 (Call 09/01/28)	166	198,602
Consumers Energy Co.
2.85%, 05/15/22 (Call 09/24/20)	70	72,519
3.38%, 08/15/23 (Call 05/15/23)	155	167,699
3.80%, 11/15/28 (Call 08/15/28)	188	224,263
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	25	27,225
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	184	210,251
4.25%, 06/01/28 (Call 03/01/28)	164	193,313
Series B, 2.75%, 01/15/22 (Call 12/15/21)	277	284,534
Series D, 2.85%, 08/15/26 (Call 05/15/26)	180	198,164
DTE Energy Co.
2.25%, 11/01/22	225	232,922
2.85%, 10/01/26 (Call 07/01/26)	230	249,939
3.80%, 03/15/27 (Call 12/15/26)	150	167,890
Series B, 3.30%, 06/15/22 (Call 04/15/22)	122	127,147
Series C, 3.40%, 06/15/29 (Call 03/15/29)	85	94,568
Series C, 3.50%, 06/01/24 (Call 03/01/24)	265	288,635
Series D, 3.70%, 08/01/23 (Call 07/01/23)	170	184,662
Series F, 1.05%, 06/01/25 (Call 05/01/25)	675	678,017
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	100	109,052
2.45%, 02/01/30 (Call 11/01/29)	200	217,428
2.50%, 03/15/23 (Call 01/15/23)	225	236,317
3.05%, 03/15/23 (Call 02/15/23)	167	177,655
3.95%, 11/15/28 (Call 08/15/28)	25	30,259
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	600	634,674
2.65%, 09/01/26 (Call 06/01/26)	104	113,631
3.05%, 08/15/22 (Call 05/15/22)	150	156,598
3.15%, 08/15/27 (Call 05/15/27)	150	166,899
3.40%, 06/15/29 (Call 03/15/29)	225	254,920
3.75%, 04/15/24 (Call 01/15/24)	215	236,878
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	114,657
3.20%, 01/15/27 (Call 10/15/26)	25	28,223
3.80%, 07/15/28 (Call 04/15/28)	175	206,227
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	380	401,576
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	125	129,484
3.45%, 03/15/29 (Call 12/15/28)	86	100,146
3.70%, 09/01/28 (Call 06/01/28)	90	105,882
Edison International
2.40%, 09/15/22 (Call 08/15/22)	228	232,077
2.95%, 03/15/23 (Call 01/15/23)	100	102,569
3.13%, 11/15/22 (Call 10/15/22)	10	10,362

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.55%, 11/15/24 (Call 10/15/24)	$235	$250,336
4.13%, 03/15/28 (Call 12/15/27)	232	241,753
5.75%, 06/15/27 (Call 04/15/27)	136	154,219
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	85	95,676
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	25	30,107
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	125	142,373
3.70%, 06/01/24 (Call 03/01/24)	175	193,002
Entergy Corp.
2.80%, 06/15/30 (Call 03/15/30)	245	267,513
2.95%, 09/01/26 (Call 06/01/26)	250	278,105
4.00%, 07/15/22 (Call 05/15/22)	38	40,317
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	24	26,116
3.25%, 04/01/28 (Call 01/01/28)	200	224,468
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	118	138,257
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	264	279,948
2.90%, 09/15/29 (Call 06/15/29)	125	135,496
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	130	143,355
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	150	169,762
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	50	52,603
Series K, 2.75%, 03/15/22 (Call 02/15/22)	85	87,855
Series L, 2.90%, 10/01/24 (Call 08/01/24)	105	113,678
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	83,775
Series N, 3.80%, 12/01/23 (Call 11/01/23)	212	232,850
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	400	400,720
Series R, 1.65%, 08/15/30 (Call 05/15/30)	300	300,390
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	158	178,431
3.50%, 06/01/22 (Call 05/01/22)	244	255,283
3.95%, 06/15/25 (Call 03/15/25)	117	133,937
4.05%, 04/15/30 (Call 01/15/30)	350	414,970
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	225	234,508
4.25%, 06/15/22 (Call 03/15/22)	111	117,880
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	50	51,420
Series A, 1.60%, 01/15/26 (Call 12/15/25)	180	179,500
Series A, 2.85%, 07/15/22 (Call 05/15/22)	170	174,493
Series B, 2.25%, 09/01/30 (Call 06/01/30)	370	368,265
Series B, 3.90%, 07/15/27 (Call 04/15/27)	315	345,706
Series B, 4.25%, 03/15/23 (Call 12/15/22)	176	187,107
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	12	13,184
3.25%, 06/01/24 (Call 12/01/23)	250	271,355
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	195	212,934
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	192,330
Series A, 2.20%, 09/15/24 (Call 08/15/24)	110	116,309
Series B, 2.65%, 09/15/29 (Call 06/15/29)	154	165,424
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	115	129,756
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	125	137,151
4.10%, 09/26/28 (Call 06/26/28)	100	118,967
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	120,146
3.25%, 06/30/26 (Call 03/30/26)	145	161,713

Security	Par (000)	Value

Electric (continued)
3.35%, 11/15/27 (Call 08/15/27)	$120	$134,497
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	40	44,421
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	119	132,148
3.65%, 04/15/29 (Call 01/15/29)	325	387,153
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	120	123,725
2.40%, 03/15/30 (Call 12/15/29)	145	158,926
2.70%, 02/15/23 (Call 12/15/22)	150	157,731
2.85%, 01/27/25 (Call 10/27/24)	35	38,256
2.95%, 02/07/24 (Call 12/07/23)	40	42,937
3.05%, 02/15/22 (Call 11/15/21)	150	154,774
3.25%, 11/01/25 (Call 08/01/25)	150	167,452
3.40%, 11/15/23 (Call 08/15/23)	150	162,684
3.70%, 03/15/29 (Call 12/15/28)	75	88,520
3.90%, 11/01/28 (Call 08/01/28)	50	59,089
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	59	69,452
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	307	331,459
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,000	1,051,910
2.75%, 05/01/25 (Call 04/01/25)	10	10,882
2.75%, 11/01/29 (Call 08/01/29)	331	362,177
3.15%, 04/01/24 (Call 03/01/24)	250	271,462
3.50%, 04/01/29 (Call 01/01/29)	105	120,345
3.55%, 05/01/27 (Call 02/01/27)	336	385,164
4.80%, 12/01/77 (Call 12/01/27)(b)	160	172,282
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	183	187,641
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	175	181,272
3.20%, 05/15/27 (Call 02/15/27)	195	219,545
3.25%, 05/15/29 (Call 02/15/29)	170	195,225
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	175	191,642
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	114,760
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	16	17,252
2.95%, 04/01/25 (Call 01/01/25)	40	43,734
3.70%, 11/15/28 (Call 08/15/28)	55	64,726
4.10%, 06/01/22 (Call 03/01/22)	35	36,848
5.75%, 03/15/29 (Call 12/15/28)	10	13,097
7.00%, 09/01/22	375	423,195
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	497	483,700
3.15%, 01/01/26	300	310,941
4.55%, 07/01/30 (Call 01/01/30)	1,000	1,106,370
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	185	190,661
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	190	208,065
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	213	236,583
3.40%, 06/01/23 (Call 03/01/23)	20	21,315
3.95%, 03/15/24 (Call 12/15/23)	168	184,110
4.13%, 04/15/30 (Call 01/15/30)	205	242,330
4.20%, 06/15/22 (Call 03/15/22)	224	236,658
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	168	171,276
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	251	259,828
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	282	304,958

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$51	$52,514
3.70%, 06/15/28 (Call 12/15/27)	100	116,795
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	275	288,010
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	135,763
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	141	152,225
2.38%, 05/15/23 (Call 02/15/23)	150	156,958
3.00%, 05/15/27 (Call 02/15/27)	100	110,934
3.25%, 09/01/23 (Call 08/01/23)	125	135,046
3.70%, 05/01/28 (Call 02/01/28)	125	146,014
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	100	107,879
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	160	171,386
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	100	108,012
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	30	32,356
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	99	103,028
2.90%, 02/01/23 (Call 01/01/23)	125	131,493
3.25%, 06/15/27 (Call 03/15/27)	200	221,732
3.40%, 02/01/28 (Call 11/01/27)	179	199,744
3.55%, 06/15/24 (Call 03/15/24)	60	65,534
3.75%, 11/15/25 (Call 08/15/25)	150	170,002
4.05%, 12/01/23 (Call 09/01/23)	145	158,846
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	148	161,240
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	223	236,516
Series A, 4.20%, 03/01/29 (Call 12/01/28)	95	109,883
Series B, 2.40%, 02/01/22 (Call 12/01/21)	10	10,228
Series B, 3.65%, 03/01/28 (Call 12/01/27)	23	25,750
Series D, 3.40%, 06/01/23 (Call 05/01/23)	185	197,610
Series E, 3.70%, 08/01/25 (Call 06/01/25)	40	44,534
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	468	498,420
3.25%, 07/01/26 (Call 04/01/26)	485	543,564
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5	5,730
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)	75	77,552
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	205	235,445
Series E, 2.50%, 12/15/21 (Call 11/15/21)	70	71,789
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	165	192,603
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	435	430,881
3.05%, 03/15/25 (Call 12/15/24)	100	108,881
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	75	81,965
3.50%, 03/15/29 (Call 12/15/28)	35	40,536
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(c)	114	117,012
3.45%, 02/15/24 (Call 11/15/23)	200	217,182
Series A, 2.88%, 07/15/29 (Call 04/15/29)	100	112,056
Series A, 3.10%, 05/15/25 (Call 02/15/25)	220	242,543
Series A, 3.15%, 01/15/26 (Call 10/15/25)	275	306,683
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	85,390
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	206,383
Series B, 2.95%, 11/15/26 (Call 08/15/26)	200	223,674
Series C, 2.75%, 03/15/23 (Call 12/15/22)	175	183,874

Security	Par (000)	Value

Electric (continued)
WEC Energy Group Inc.
3.10%, 03/08/22	$45	$46,841
3.55%, 06/15/25 (Call 03/15/25)	35	39,302
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	204,124
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	145	161,021
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	215	232,722
3.30%, 06/01/25 (Call 12/01/24)	186	206,255
3.35%, 12/01/26 (Call 06/01/26)	257	291,870

		39,001,269

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	30	30,797
2.63%, 02/15/23 (Call 11/15/22)	275	289,374
3.15%, 06/01/25 (Call 03/01/25)	125	138,929

		459,100

Electronics — 0.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	390	423,322
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	225	245,410
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	214	235,490
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	261	280,946
3.50%, 04/01/22 (Call 02/01/22)	100	103,310
4.00%, 04/01/25 (Call 01/01/25)	100	108,645
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	139	154,865
4.88%, 12/01/22	111	119,543
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	100	114,607
5.00%, 02/15/23	230	251,307
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	205	226,849
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	160	164,882
1.85%, 11/01/21 (Call 10/01/21)	510	518,726
2.15%, 08/08/22 (Call 07/08/22)	75	77,516
2.50%, 11/01/26 (Call 08/01/26)	300	330,333
3.35%, 12/01/23	150	163,903
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	107,578
3.50%, 02/15/28 (Call 11/15/27)	165	178,466
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	540	548,586
3.60%, 01/15/30 (Call 10/15/29)	48	51,412
3.95%, 01/12/28 (Call 10/12/27)	100	110,011
4.70%, 09/15/22	167	179,171
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	56,963
4.55%, 10/30/24 (Call 07/30/24)	162	183,160
4.60%, 04/06/27 (Call 01/06/27)	74	87,180
Legrand France SA, 8.50%, 02/15/25	150	199,242
Roper Technologies Inc.
0.45%, 08/15/22	40	40,023
1.00%, 09/15/25 (Call 08/15/25)	60	60,416
1.75%, 02/15/31 (Call 11/15/30)	245	246,164
2.35%, 09/15/24 (Call 08/15/24)	100	106,024
2.95%, 09/15/29 (Call 06/15/29)	105	115,622
3.13%, 11/15/22 (Call 08/15/22)	275	288,662

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.80%, 12/15/26 (Call 09/15/26)	$255	$295,504
4.20%, 09/15/28 (Call 06/15/28)	245	293,414
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	35	37,588
4.90%, 06/15/28 (Call 03/15/28)	150	179,215
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	100	108,524
3.70%, 02/15/26 (Call 11/15/25)	140	157,577

		7,150,156

Environmental Control — 0.1%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	330	325,862
2.30%, 03/01/30 (Call 12/01/29)	150	159,459
2.50%, 08/15/24 (Call 07/15/24)	197	210,408
2.90%, 07/01/26 (Call 04/01/26)	25	27,683
3.20%, 03/15/25 (Call 12/15/24)	100	109,980
3.38%, 11/15/27 (Call 08/15/27)	40	45,459
3.55%, 06/01/22 (Call 03/01/22)	256	267,825
3.95%, 05/15/28 (Call 02/15/28)	231	273,365
4.75%, 05/15/23 (Call 02/15/23)	185	203,999
5.25%, 11/15/21	110	116,271
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	129	139,197
3.50%, 05/01/29 (Call 02/01/29)	162	185,239
4.25%, 12/01/28 (Call 09/01/28)	85	102,393
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	195	203,991
2.90%, 09/15/22 (Call 06/15/22)	145	151,373
3.13%, 03/01/25 (Call 12/01/24)	50	54,866
3.15%, 11/15/27 (Call 08/15/27)	280	312,326
3.50%, 05/15/24 (Call 02/15/24)	225	246,105

		3,135,801

Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	188	204,890
3.65%, 03/15/23 (Call 02/15/23)	216	231,053
3.95%, 03/15/25 (Call 01/15/25)	150	168,862
4.15%, 03/15/28 (Call 12/15/27)	236	275,280
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	150	158,153
3.80%, 10/22/21	395	409,753
4.30%, 05/01/24 (Call 04/01/24)	230	257,381
4.60%, 11/01/25 (Call 09/01/25)	284	330,445
4.85%, 11/01/28 (Call 08/01/28)	190	232,807
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	235	245,058
3.20%, 02/10/27 (Call 11/10/26)	227	255,352
3.65%, 02/15/24 (Call 11/15/23)	285	312,001
4.00%, 04/17/25 (Call 02/17/25)	235	268,250
4.20%, 04/17/28 (Call 01/17/28)	225	267,138
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	75	79,442
2.30%, 08/15/26 (Call 05/15/26)	144	155,913
2.45%, 11/15/29 (Call 08/15/29)	50	54,534
3.38%, 05/15/23 (Call 04/15/23)	180	194,207
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	135	148,887
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	20	22,330
3.50%, 03/15/25	355	399,535

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$186	$197,616
3.25%, 04/01/26	165	185,673
3.40%, 11/15/27 (Call 08/15/27)	210	236,483
4.30%, 05/15/28 (Call 02/15/28)	115	136,144
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	255	278,718
2.80%, 08/01/22 (Call 07/01/22)	174	181,334
2.95%, 11/01/21 (Call 10/01/21)	310	318,389
3.50%, 02/01/26 (Call 11/01/25)	9	10,159
3.70%, 08/01/27 (Call 05/01/27)	80	92,577
3.85%, 08/01/23 (Call 05/01/23)	160	173,763
4.00%, 02/01/24 (Call 11/01/23)	125	137,714
4.50%, 01/15/29 (Call 10/15/28)	140	172,225
McCormick & Co. Inc., 3.40%, 08/15/27 (Call 05/15/27)	321	362,627
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	115	119,691
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	158	163,606
2.75%, 04/13/30 (Call 01/13/30)	700	765,996
3.63%, 05/07/23 (Call 04/07/23)	260	280,831
Sysco Corp.
2.60%, 06/12/22	150	155,087
3.25%, 07/15/27 (Call 04/15/27)	171	184,040
3.30%, 07/15/26 (Call 04/15/26)	381	413,446
3.55%, 03/15/25 (Call 01/15/25)	130	141,811
3.75%, 10/01/25 (Call 07/01/25)	350	386,179
5.65%, 04/01/25 (Call 03/01/25)	300	354,918
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	379	429,350
3.90%, 09/28/23 (Call 08/28/23)	43	47,051
3.95%, 08/15/24 (Call 05/15/24)	297	331,024
4.00%, 03/01/26 (Call 01/01/26)	120	137,951
4.35%, 03/01/29 (Call 12/01/28)	97	116,847
4.50%, 06/15/22 (Call 03/15/22)	236	250,611

		11,433,132

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	102,962
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	375	408,641
Georgia-Pacific LLC, 8.00%, 01/15/24	240	297,355
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	315	346,333
3.65%, 06/15/24 (Call 03/15/24)	126	139,232
3.80%, 01/15/26 (Call 10/15/25)	121	138,153
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	300	340,353

		1,773,029

Gas — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	45	49,589
3.00%, 06/15/27 (Call 03/15/27)	15	16,655
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	175	187,399
4.00%, 04/01/28 (Call 01/01/28)	115	130,731
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	75	83,306
Series A, 2.50%, 11/15/24 (Call 10/15/24)	183	195,899
Series B, 3.00%, 11/15/29 (Call 08/15/29)	225	248,985
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	180	186,509
4.75%, 09/01/28 (Call 06/01/28)	100	104,471

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.20%, 07/15/25 (Call 04/15/25)	$125	$138,370
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	630	631,632
1.70%, 02/15/31 (Call 11/15/30)	245	242,645
2.95%, 09/01/29 (Call 06/01/29)	252	276,603
3.49%, 05/15/27 (Call 02/15/27)	295	334,005
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	27,370
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	200	230,270
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	185	201,291
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	225	245,698
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	200	209,956
3.50%, 09/15/21 (Call 06/15/21)	35	35,852
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	250	247,810
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	56,899

		4,081,945

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	108,465
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	155	165,977
2.90%, 11/01/22	74	77,886
3.40%, 12/01/21 (Call 09/01/21)	170	174,925
3.40%, 03/01/26 (Call 01/01/26)	150	170,283
4.00%, 03/15/60 (Call 03/15/25)(b)	125	131,693
4.25%, 11/15/28 (Call 08/15/28)	60	72,568

		901,797

Health Care - Products — 0.4%
Abbott Laboratories
1.40%, 06/30/30 (Call 03/30/30)	140	141,963
2.55%, 03/15/22	335	346,444
2.95%, 03/15/25 (Call 12/15/24)	300	329,193
3.40%, 11/30/23 (Call 09/30/23)	313	341,661
3.75%, 11/30/26 (Call 08/30/26)	345	403,464
3.88%, 09/15/25 (Call 06/15/25)	50	57,418
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	315	345,457
3.95%, 04/01/30 (Call 01/01/30)(a)	50	60,153
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	315	330,186
3.38%, 05/15/22	29	30,377
3.45%, 03/01/24 (Call 02/01/24)	515	560,361
3.75%, 03/01/26 (Call 01/01/26)	178	203,830
3.85%, 05/15/25	99	112,457
4.00%, 03/01/29 (Call 12/01/28)	180	210,128
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	215	224,148
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	350	370,643
2.60%, 11/15/29 (Call 08/15/29)	95	103,463
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	89	107,323
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	155	177,721
Medtronic Inc.
3.50%, 03/15/25	608	684,377
3.63%, 03/15/24 (Call 12/15/23)	170	186,657

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	$278	$303,968
3.38%, 11/01/25 (Call 08/01/25)	220	246,946
3.50%, 03/15/26 (Call 12/15/25)	143	162,068
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	347	387,766
3.00%, 04/15/23 (Call 02/15/23)	278	295,139
3.20%, 08/15/27 (Call 05/15/27)	155	174,609
3.65%, 12/15/25 (Call 09/15/25)	150	170,281
4.13%, 03/25/25 (Call 02/25/25)	25	28,694
4.15%, 02/01/24 (Call 11/01/23)	369	409,239
4.50%, 03/25/30 (Call 12/25/29)	225	280,618
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	215	222,802
3.38%, 11/30/21 (Call 08/30/21)	100	102,772
3.55%, 04/01/25 (Call 01/01/25)	255	283,517
3.55%, 03/20/30 (Call 12/20/29)	125	139,676
3.70%, 03/19/23 (Call 02/19/23)	155	166,148

		8,701,667

Health Care - Services — 0.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	403	420,514
2.80%, 06/15/23 (Call 04/15/23)	320	338,272
3.50%, 11/15/24 (Call 08/15/24)	215	236,769
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	409	424,448
2.38%, 01/15/25 (Call 12/15/24)	139	148,323
2.88%, 09/15/29 (Call 06/15/29)	294	321,130
2.95%, 12/01/22 (Call 11/01/22)	160	168,490
3.13%, 05/15/22	262	273,869
3.30%, 01/15/23	208	221,788
3.35%, 12/01/24 (Call 10/01/24)	195	215,502
3.50%, 08/15/24 (Call 05/15/24)	245	269,608
3.65%, 12/01/27 (Call 09/01/27)	166	190,282
4.10%, 03/01/28 (Call 12/01/27)	315	369,404
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	10	11,152
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	150	157,120
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	10	10,483
2.95%, 11/01/22	50	52,352
3.35%, 10/01/29 (Call 04/01/29)	222	236,683
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	482	554,295
4.50%, 02/15/27 (Call 08/15/26)	39	44,462
4.75%, 05/01/23	123	135,166
5.00%, 03/15/24	81	91,556
5.25%, 04/15/25	662	772,051
5.25%, 06/15/26 (Call 12/15/25)	435	513,217
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	78	81,984
3.13%, 08/15/29 (Call 05/15/29)	150	166,294
3.15%, 12/01/22 (Call 09/01/22)	211	221,930
3.85%, 10/01/24 (Call 07/01/24)	155	171,683
3.95%, 03/15/27 (Call 12/15/26)	165	189,755
4.88%, 04/01/30 (Call 01/01/30)	107	134,359
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	20	21,899
3.20%, 02/01/22	235	243,895
3.25%, 09/01/24 (Call 07/01/24)	68	74,578

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.60%, 02/01/25 (Call 11/01/24)	$285	$318,000
3.60%, 09/01/27 (Call 06/01/27)	85	96,656
3.75%, 08/23/22 (Call 05/23/22)	330	347,704
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	145	158,238
3.45%, 06/01/26 (Call 03/01/26)	87	98,502
4.20%, 06/30/29 (Call 03/30/29)	100	119,047
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	160	164,162
2.00%, 05/15/30 (Call 02/15/30)	215	225,378
2.38%, 10/15/22	90	93,887
2.38%, 08/15/24	70	74,926
2.75%, 02/15/23 (Call 11/15/22)	150	157,806
2.88%, 12/15/21	237	244,752
2.88%, 03/15/22 (Call 12/15/21)	218	225,107
2.88%, 08/15/29	589	660,322
2.95%, 10/15/27	60	67,256
3.10%, 03/15/26	275	309,105
3.35%, 07/15/22	226	238,783
3.38%, 04/15/27	250	286,085
3.45%, 01/15/27	200	228,864
3.50%, 06/15/23	165	179,117
3.50%, 02/15/24	185	203,789
3.75%, 07/15/25	421	481,498
3.85%, 06/15/28	230	272,187
3.88%, 12/15/28	151	180,279

		12,914,763

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	180	179,944
3.50%, 02/10/23 (Call 01/10/23)	163	167,041
3.63%, 01/19/22 (Call 12/19/21)	125	128,610
4.20%, 06/10/24 (Call 05/10/24)	170	176,091
4.25%, 03/01/25 (Call 01/01/25)	175	180,665
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	100	100,463
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	95	94,664
4.00%, 03/30/25 (Call 02/28/25)	130	130,961

		1,158,439

Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	115	122,260
5.75%, 08/15/23 (Call 05/15/23)	126	142,326
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	196	207,048

		471,634

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	60	63,167
3.80%, 11/15/24 (Call 08/15/24)	100	105,386
4.40%, 03/15/29 (Call 12/15/28)	208	228,582
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	95	116,365

		513,500

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	80	85,026
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	60	66,109
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	111,351
3.80%, 11/15/21	150	156,034
3.90%, 05/15/28 (Call 02/15/28)	200	236,934

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
2.75%, 02/15/26	$155	$170,984
3.05%, 08/15/25	100	111,216
3.20%, 04/25/29 (Call 01/25/29)	140	160,756
3.95%, 11/01/28 (Call 08/01/28)	150	180,369

		1,278,779

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(b)	200	219,086
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	180	211,068
3.63%, 11/15/24	440	496,668
Alleghany Corp., 4.95%, 06/27/22	300	321,171
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	100	106,611
Allstate Corp. (The)
3.15%, 06/15/23	162	174,523
3.28%, 12/15/26 (Call 09/15/26)	207	238,572
American Financial Group Inc., 3.50%, 08/15/26 (Call 05/15/26)	150	162,513
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	300	321,024
3.75%, 07/10/25 (Call 04/10/25)	295	331,748
3.90%, 04/01/26 (Call 01/01/26)	340	388,902
4.13%, 02/15/24	497	553,822
4.20%, 04/01/28 (Call 01/01/28)	231	269,053
4.25%, 03/15/29 (Call 12/15/28)	25	29,440
4.88%, 06/01/22	415	446,590
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(b)	100	110,457
Aon Corp.
2.20%, 11/15/22	87	90,279
2.80%, 05/15/30 (Call 02/15/30)	649	704,989
3.75%, 05/02/29 (Call 02/02/29)	226	261,943
4.50%, 12/15/28 (Call 09/15/28)	125	151,778
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25	163	187,047
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	76	88,113
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	25	27,160
Assurant Inc., 4.00%, 03/15/23	40	42,469
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	84,328
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	230	250,817
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	240	264,504
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	150	163,817
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	50	52,269
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	600	634,038
3.00%, 02/11/23	100	106,551
3.13%, 03/15/26 (Call 12/15/25)	600	672,156
3.40%, 01/31/22	225	235,062
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	325	341,000
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	50	55,409
4.50%, 03/15/29 (Call 12/15/28)	100	111,065
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	316,791
2.88%, 11/03/22 (Call 09/03/22)	85	89,038
3.35%, 05/03/26 (Call 02/03/26)	45	51,444
Cincinnati Financial Corp., 6.92%, 05/15/28	74	98,088
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	66	72,980

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.90%, 05/01/29 (Call 02/01/29)	$81	$92,584
3.95%, 05/15/24 (Call 02/15/24)	98	108,330
4.50%, 03/01/26 (Call 12/01/25)	220	258,696
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	55	57,023
4.95%, 06/01/29 (Call 03/01/29)	158	175,658
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	55	59,237
4.35%, 04/20/28 (Call 01/20/28)	325	371,342
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)(a)	5	5,512
4.85%, 04/17/28 (Call 01/17/28)	60	66,233
Fidelity National Financial Inc., 5.50%, 09/01/22	200	217,914
First American Financial Corp., 4.60%, 11/15/24	100	109,103
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	250	250,677
4.55%, 09/15/28 (Call 06/15/28)	115	136,679
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	100	101,559
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	115	124,692
Lincoln National Corp.
3.35%, 03/09/25	117	128,143
3.63%, 12/12/26 (Call 09/15/26)	195	219,180
3.80%, 03/01/28 (Call 12/01/27)	60	68,191
4.20%, 03/15/22	61	64,472
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	275	306,091
3.75%, 04/01/26 (Call 01/01/26)	215	245,511
Manulife Financial Corp., 4.15%, 03/04/26	345	408,363
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	10	10,929
3.50%, 11/01/27 (Call 08/01/27)	90	98,879
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	180	189,347
2.75%, 01/30/22 (Call 12/30/21)	155	159,718
3.30%, 03/14/23 (Call 01/14/23)	145	154,060
3.50%, 06/03/24 (Call 03/03/24)	165	180,916
3.50%, 03/10/25 (Call 12/10/24)	207	229,677
3.75%, 03/14/26 (Call 12/14/25)	200	229,702
3.88%, 03/15/24 (Call 02/15/24)	107	118,681
4.38%, 03/15/29 (Call 12/15/28)	140	170,430
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	95	103,275
MetLife Inc.
3.00%, 03/01/25	238	263,854
3.05%, 12/15/22	125	132,678
3.60%, 04/10/24	125	138,991
3.60%, 11/13/25 (Call 08/13/25)	120	136,759
Series D, 4.37%, 09/15/23	245	273,763
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	75	83,557
4.88%, 10/01/24 (Call 09/01/24)	130	145,744
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	85	94,959
Primerica Inc., 4.75%, 07/15/22	175	186,714
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	99,841
3.40%, 05/15/25 (Call 02/15/25)	150	166,786
3.70%, 05/15/29 (Call 02/15/29)	81	94,570

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The)
2.45%, 01/15/27	$250	$271,645
4.00%, 03/01/29 (Call 12/01/28)	5	6,024
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	109	113,960
3.50%, 05/15/24	372	413,474
3.88%, 03/27/28 (Call 12/27/27)	435	511,643
4.50%, 11/16/21	250	262,382
4.50%, 09/15/47 (Call 09/15/27)(b)	50	53,374
5.20%, 03/15/44 (Call 03/15/24)(b)	200	212,054
5.63%, 06/15/43 (Call 06/15/23)(b)	20	21,454
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	200	231,006
5.88%, 09/15/42 (Call 09/15/22)(b)	250	266,787
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	150	170,169
3.95%, 09/15/26 (Call 06/15/26)	25	27,862
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	150	168,795
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	175	202,585
Unum Group
4.00%, 03/15/24	225	243,292
4.00%, 06/15/29 (Call 03/15/29)	40	43,726
Voya Financial Inc.
3.65%, 06/15/26	150	169,914
4.70%, 01/23/48 (Call 01/23/28)(b)	100	100,431
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	38	41,179
4.50%, 09/15/28 (Call 06/15/28)	200	238,506
WR Berkley Corp., 4.63%, 03/15/22	280	296,100
XLIT Ltd., 4.45%, 03/31/25	185	208,073

		20,847,838

Internet — 0.6%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	200	205,316
3.40%, 12/06/27 (Call 09/06/27)	370	418,133
3.60%, 11/28/24 (Call 08/28/24)	700	772,198
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	175	174,946
0.80%, 08/15/27 (Call 06/15/27)	540	539,401
1.10%, 08/15/30 (Call 05/15/30)	890	887,633
2.00%, 08/15/26 (Call 05/15/26)	356	382,529
3.38%, 02/25/24	317	349,737
Amazon.com Inc.
0.40%, 06/03/23	520	521,981
2.40%, 02/22/23 (Call 01/22/23)	223	234,217
2.50%, 11/29/22 (Call 08/29/22)	275	287,265
2.80%, 08/22/24 (Call 06/22/24)	521	567,275
3.15%, 08/22/27 (Call 05/22/27)	660	755,185
3.30%, 12/05/21 (Call 10/05/21)	308	318,189
3.80%, 12/05/24 (Call 09/05/24)	305	345,339
5.20%, 12/03/25 (Call 09/03/25)	230	282,355
Baidu Inc.
3.50%, 11/28/22	330	346,513
3.63%, 07/06/27	375	414,221
3.88%, 09/29/23 (Call 08/29/23)	200	215,694
4.13%, 06/30/25	225	252,274
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	170	179,027
3.55%, 03/15/28 (Call 12/15/27)	110	122,640
3.60%, 06/01/26 (Call 03/01/26)	220	247,040

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.65%, 03/15/25 (Call 12/15/24)	$80	$88,879
4.10%, 04/13/25 (Call 03/13/25)	311	353,399
4.50%, 04/13/27 (Call 02/13/27)	200	235,574
4.63%, 04/13/30 (Call 01/13/30)	114	137,804
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	108	112,819
3.80%, 08/24/27 (Call 05/24/27)	11	12,320
4.50%, 06/20/28 (Call 03/20/28)	200	234,374
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	11	11,541
2.60%, 07/15/22 (Call 04/15/22)	347	358,885
2.75%, 01/30/23 (Call 12/30/22)	390	409,870
3.45%, 08/01/24 (Call 05/01/24)	130	142,996
3.60%, 06/05/27 (Call 03/05/27)	146	165,014
3.80%, 03/09/22 (Call 02/09/22)	150	157,245
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	330	310,573
3.80%, 02/15/28 (Call 11/15/27)	100	99,261
5.00%, 02/15/26 (Call 11/15/25)	210	221,267
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	290	316,912
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	269	279,082
3.30%, 04/01/27 (Call 01/01/27)	196	221,827
3.75%, 04/01/24 (Call 03/01/24)	200	221,738

		12,910,488

Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	142	165,508
4.00%, 08/01/23 (Call 05/01/23)	170	185,444
4.13%, 09/15/22 (Call 06/15/22)	141	150,352
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	130	140,143
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	44	46,284
3.45%, 04/15/30 (Call 01/15/30)	52	57,189
Vale Overseas Ltd., 6.25%, 08/10/26	350	417,294

		1,162,214

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	30	32,044

Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	55	57,546
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	133	135,358
4.38%, 09/15/28 (Call 06/15/28)	150	154,312
4.85%, 03/15/26 (Call 12/15/25)	55	58,466
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	36	35,796
3.20%, 08/08/24 (Call 07/08/24)	425	431,456
3.50%, 08/18/26 (Call 06/18/26)	151	154,068
3.90%, 08/08/29 (Call 05/08/29)	155	156,533
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	65	67,267
4.63%, 06/15/30 (Call 03/15/30)	300	328,398
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	315	354,085
Series R, 3.13%, 06/15/26 (Call 03/15/26)	300	300,690
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	400	421,184
4.60%, 08/08/23 (Call 07/08/23)	200	213,910

Security	Par (000)	Value

Lodging (continued)
5.13%, 08/08/25 (Call 06/08/25)	$200	$220,816
5.40%, 08/08/28 (Call 05/08/28)	300	338,847

		3,428,732

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	321	333,904
3.38%, 04/03/23 (Call 03/03/23)	150	160,272
3.80%, 04/03/28 (Call 01/03/28)	125	147,879
Caterpillar Financial Services Corp.
1.90%, 09/06/22	210	216,588
1.93%, 10/01/21	25	25,428
2.15%, 11/08/24	25	26,602
2.40%, 06/06/22	128	132,648
2.55%, 11/29/22	305	319,634
2.85%, 05/17/24	8	8,650
2.95%, 02/26/22	229	237,915
3.15%, 09/07/21	175	180,080
3.25%, 12/01/24	80	88,470
3.30%, 06/09/24	236	259,392
3.45%, 05/15/23	285	308,535
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	265	274,333
2.60%, 09/19/29 (Call 06/19/29)	150	164,979
2.60%, 04/09/30 (Call 01/09/30)	275	302,126
3.40%, 05/15/24 (Call 02/15/24)	70	76,882
CNH Industrial Capital LLC
3.88%, 10/15/21	50	51,316
4.20%, 01/15/24	71	76,664
4.38%, 04/05/22	246	258,268
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	95	102,951
4.50%, 08/15/23	119	127,869
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	265	302,882
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	85	92,442
3.15%, 11/15/25 (Call 08/15/25)	130	143,563
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	15,662
John Deere Capital Corp.
1.95%, 06/13/22	111	114,121
2.05%, 01/09/25	290	307,638
2.15%, 09/08/22	95	98,546
2.25%, 09/14/26	110	119,601
2.45%, 01/09/30	205	223,331
2.65%, 01/06/22	190	196,015
2.65%, 06/24/24	155	167,081
2.70%, 01/06/23	65	68,611
2.80%, 01/27/23	10	10,578
2.80%, 03/06/23	375	398,584
2.80%, 09/08/27	110	123,113
2.80%, 07/18/29	25	27,965
2.95%, 04/01/22	31	32,279
3.05%, 01/06/28	100	111,936
3.13%, 09/10/21	30	30,877
3.15%, 10/15/21	202	208,359
3.35%, 06/12/24	175	192,909
3.45%, 06/07/23	290	314,151
3.45%, 03/13/25	225	253,213
3.45%, 03/07/29	250	291,690
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	110	118,054

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	$5	$5,283
4.60%, 05/15/28 (Call 02/15/28)	50	57,266
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)(a)	380	405,756
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	135,502
3.50%, 03/01/29 (Call 12/01/28)	135	156,248
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	105	111,088
4.40%, 03/15/24 (Call 02/15/24)	235	255,786
4.95%, 09/15/28 (Call 06/15/28)	248	285,887
Xylem Inc.
3.25%, 11/01/26 (Call 08/01/26)	100	112,194
4.88%, 10/01/21	80	83,671

		9,453,267

Manufacturing — 0.4%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	150	151,929
1.75%, 02/14/23 (Call 01/14/23)	79	81,647
2.00%, 06/26/22	134	138,094
2.00%, 02/14/25 (Call 01/14/25)	100	106,080
2.25%, 03/15/23 (Call 02/15/23)	232	242,635
2.25%, 09/19/26 (Call 06/19/26)	70	75,970
2.38%, 08/26/29 (Call 05/26/29)	180	194,359
2.75%, 03/01/22 (Call 02/01/22)	105	108,697
2.88%, 10/15/27 (Call 07/15/27)	36	40,381
3.00%, 09/14/21 (Call 08/14/21)	130	133,327
3.00%, 08/07/25	150	166,887
3.05%, 04/15/30 (Call 01/15/30)	226	258,600
3.25%, 02/14/24 (Call 01/14/24)	245	267,344
3.38%, 03/01/29 (Call 12/01/28)	105	120,974
3.63%, 09/14/28 (Call 06/14/28)	213	249,052
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	70	74,243
3.75%, 11/15/22 (Call 08/15/22)	128	134,134
3.75%, 12/01/27 (Call 09/01/27)	40	45,248
Eaton Corp.
2.75%, 11/02/22	450	472,702
3.10%, 09/15/27 (Call 06/15/27)	100	111,524
General Electric Co.
2.70%, 10/09/22	295	307,809
3.10%, 01/09/23	415	437,588
3.15%, 09/07/22	671	703,832
3.38%, 03/11/24	215	231,613
3.45%, 05/15/24 (Call 02/13/24)	170	182,816
3.63%, 05/01/30 (Call 02/01/30)	300	308,955
5.55%, 01/05/26	25	29,039
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	325	362,073
3.38%, 09/15/21 (Call 06/15/21)	225	230,303
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	10	10,729
3.25%, 03/01/27 (Call 12/01/26)	217	240,089
3.25%, 06/14/29 (Call 03/14/29)	80	90,422
3.30%, 11/21/24 (Call 08/21/24)	195	213,778
3.50%, 09/15/22	25	26,374
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	112,577
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	600	594,690
3.65%, 03/15/27 (Call 12/15/26)	235	255,445

Security	Par (000)	Value

Manufacturing (continued)
3.90%, 09/17/29 (Call 06/17/29)	$88	$97,925
4.00%, 03/15/26 (Call 12/15/25)	83	90,951
4.30%, 03/01/24 (Call 12/01/23)	30	32,590
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	57,385
4.25%, 06/15/23	380	420,003
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	80	89,692
3.80%, 03/21/29 (Call 12/21/28)	219	256,361

		8,556,866

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	10	11,165
4.20%, 03/15/28 (Call 12/15/27)	350	400,851
4.46%, 07/23/22 (Call 05/23/22)	796	847,565
4.50%, 02/01/24 (Call 01/01/24)	354	394,830
4.91%, 07/23/25 (Call 04/23/25)	910	1,059,295
5.05%, 03/30/29 (Call 12/30/28)	290	351,494
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	125	149,986
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,065	1,059,686
1.95%, 01/15/31 (Call 10/15/30)	300	309,480
2.35%, 01/15/27 (Call 10/15/26)	371	399,422
2.75%, 03/01/23 (Call 09/10/20)	360	380,768
2.85%, 01/15/23	102	108,142
3.00%, 02/01/24 (Call 01/01/24)	370	399,789
3.10%, 04/01/25 (Call 03/01/25)	355	393,095
3.13%, 07/15/22	150	157,605
3.15%, 03/01/26 (Call 12/01/25)	462	518,479
3.15%, 02/15/28 (Call 11/15/27)	10	11,339
3.30%, 02/01/27 (Call 11/01/26)	7	7,914
3.38%, 02/15/25 (Call 11/15/24)	270	300,316
3.38%, 08/15/25 (Call 05/15/25)	242	271,163
3.40%, 04/01/30 (Call 01/01/30)	215	248,342
3.55%, 05/01/28 (Call 02/01/28)	375	435,727
3.60%, 03/01/24	355	391,902
3.70%, 04/15/24 (Call 03/15/24)	405	449,380
3.95%, 10/15/25 (Call 08/15/25)	476	549,361
4.15%, 10/15/28 (Call 07/15/28)	700	847,441
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	127	134,275
3.45%, 03/15/25 (Call 12/15/24)	155	170,697
3.63%, 05/15/30 (Call 02/15/30)	142	157,079
3.90%, 11/15/24 (Call 08/15/24)	155	172,081
3.95%, 03/20/28 (Call 12/20/27)	167	190,066
4.13%, 05/15/29 (Call 02/15/29)	145	165,966
4.90%, 03/11/26 (Call 12/11/25)	95	111,516
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)	243	268,437
4.71%, 01/25/29 (Call 10/25/28)	400	481,044
Grupo Televisa SAB, 6.63%, 03/18/25	100	120,479
NBCUniversal Media LLC, 2.88%, 01/15/23	328	347,546
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	101	112,086
4.30%, 11/23/23 (Call 08/23/23)	50	54,936
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	210	214,849
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	225	267,064

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$283	$297,566
2.35%, 12/01/22	235	245,051
2.45%, 03/04/22	185	190,757
2.55%, 02/15/22	150	154,488
2.95%, 06/15/27(c)	175	194,147
3.00%, 02/13/26	128	142,420
3.15%, 09/17/25	115	128,092
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	137	147,719
3.38%, 02/15/28 (Call 11/15/27)	90	99,056
3.50%, 01/15/25 (Call 10/15/24)	185	204,523
3.70%, 08/15/24 (Call 05/15/24)	200	218,812
3.70%, 06/01/28 (Call 03/01/28)	60	66,084
3.88%, 04/01/24 (Call 01/01/24)	131	142,873
4.00%, 01/15/26 (Call 10/15/25)	175	197,460
4.75%, 05/15/25 (Call 04/15/25)	525	606,055
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	209	217,738
1.75%, 01/13/26	400	417,432
2.00%, 09/01/29 (Call 06/01/29)	250	258,598
2.20%, 01/13/28	355	375,995
3.00%, 09/15/22	300	315,729
3.35%, 03/24/25	305	340,285
3.38%, 11/15/26 (Call 08/15/26)	100	113,220
3.70%, 09/15/24 (Call 06/15/24)	56	62,278
3.70%, 10/15/25 (Call 07/15/25)	130	147,848
3.80%, 03/22/30	255	302,315

		19,009,199

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	382	426,602
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	150	158,979
4.50%, 12/15/28 (Call 09/15/28)	100	108,464

		694,045

Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	181	187,337
3.25%, 11/21/21	230	237,698
3.85%, 09/30/23	15	16,542
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	131	149,531
5.95%, 03/15/24 (Call 12/15/23)	150	171,722
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	210	219,475
3.70%, 03/15/23 (Call 12/15/22)	30	31,831
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	668	756,824
Southern Copper Corp.
3.50%, 11/08/22	120	126,425
3.88%, 04/23/25	125	138,366

		2,035,751

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	155	168,742

Oil & Gas — 1.6%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	245	243,486
2.11%, 09/16/21 (Call 08/16/21)	200	203,148

Security	Par (000)	Value

Oil & Gas (continued)
2.52%, 09/19/22 (Call 08/19/22)	$170	$176,737
2.75%, 05/10/23	299	317,394
2.94%, 04/06/23	10	10,619
3.02%, 01/16/27 (Call 10/16/26)	480	526,310
3.12%, 05/04/26 (Call 02/04/26)	405	448,861
3.19%, 04/06/25 (Call 03/06/25)	325	358,413
3.22%, 11/28/23 (Call 09/28/23)	350	377,237
3.22%, 04/14/24 (Call 02/14/24)	348	376,296
3.25%, 05/06/22	308	323,289
3.41%, 02/11/26 (Call 12/11/25)	9	10,086
3.54%, 04/06/27 (Call 02/06/27)	15	16,933
3.59%, 04/14/27 (Call 01/14/27)	5	5,640
3.63%, 04/06/30 (Call 01/06/30)	200	229,898
3.80%, 09/21/25 (Call 07/21/25)	308	350,218
3.94%, 09/21/28 (Call 06/21/28)	280	328,208
BP Capital Markets PLC
3.06%, 03/17/22	140	145,764
3.51%, 03/17/25	330	368,732
3.54%, 11/04/24	328	363,650
3.56%, 11/01/21	341	353,579
3.72%, 11/28/28 (Call 08/28/28)	95	109,549
3.81%, 02/10/24	194	213,959
3.99%, 09/26/23	392	432,290
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	150	156,498
3.80%, 04/15/24 (Call 01/15/24)	130	140,054
3.85%, 06/01/27 (Call 03/01/27)	300	325,353
3.90%, 02/01/25 (Call 11/01/24)	212	231,835
Chevron Corp.
1.14%, 05/11/23	191	194,938
1.55%, 05/11/25 (Call 04/11/25)	458	476,723
2.00%, 05/11/27 (Call 03/11/27)	330	349,816
2.24%, 05/11/30 (Call 02/11/30)	475	507,637
2.36%, 12/05/22 (Call 09/05/22)	335	348,551
2.41%, 03/03/22 (Call 01/03/22)	170	174,797
2.57%, 05/16/23 (Call 03/16/23)	170	179,444
2.90%, 03/03/24 (Call 01/03/24)	210	226,244
2.95%, 05/16/26 (Call 02/16/26)	415	462,331
3.19%, 06/24/23 (Call 03/24/23)	280	300,196
3.33%, 11/17/25 (Call 08/17/25)	219	247,096
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	360	359,291
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	140	144,179
4.38%, 06/01/24 (Call 03/01/24)	170	182,736
4.38%, 03/15/29 (Call 12/15/28)	69	73,084
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	250	270,008
3.00%, 05/09/23	500	526,050
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	620,861
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	236,120
Concho Resources Inc.
2.40%, 02/15/31 (Call 11/15/30)	115	112,648
3.75%, 10/01/27 (Call 07/01/27)	285	314,999
4.30%, 08/15/28 (Call 05/15/28)	82	92,621
4.38%, 01/15/25 (Call 09/09/20)	244	252,167
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	10	11,053
4.95%, 03/15/26 (Call 12/15/25)	570	685,465
6.95%, 04/15/29	268	375,243
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	158	181,141

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	$165	$170,184
3.25%, 12/01/26 (Call 10/01/26)	196	201,684
3.50%, 12/01/29 (Call 09/01/29)	300	304,806
4.75%, 05/31/25 (Call 04/30/25)	75	82,468
5.38%, 05/31/25 (Call 10/01/20)	22	22,908
Ecopetrol SA
4.13%, 01/16/25	227	240,166
5.38%, 06/26/26 (Call 03/26/26)	275	304,722
5.88%, 09/18/23	405	447,776
6.88%, 04/29/30 (Call 01/29/30)	300	361,638
Eni USA Inc., 7.30%, 11/15/27	84	106,321
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	15	15,768
4.15%, 01/15/26 (Call 10/15/25)	390	451,897
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	548	581,855
2.45%, 01/17/23	314	329,088
2.65%, 01/15/24	309	330,522
3.00%, 04/06/27 (Call 02/06/27)	75	83,359
3.15%, 01/23/22	10	10,386
3.25%, 11/10/24	505	559,828
3.63%, 09/10/28 (Call 06/10/28)	130	152,286
3.70%, 03/01/24	25	27,828
Exxon Mobil Corp.
1.57%, 04/15/23	261	269,109
1.90%, 08/16/22	76	78,449
2.28%, 08/16/26 (Call 06/16/26)	285	308,561
2.40%, 03/06/22 (Call 01/06/22)	329	338,347
2.44%, 08/16/29 (Call 05/16/29)	168	181,569
2.71%, 03/06/25 (Call 12/06/24)	299	324,334
2.73%, 03/01/23 (Call 01/01/23)	221	233,029
2.99%, 03/19/25 (Call 02/19/25)	488	536,444
3.04%, 03/01/26 (Call 12/01/25)	470	523,326
3.18%, 03/15/24 (Call 12/15/23)	196	212,754
3.29%, 03/19/27 (Call 01/19/27)	206	234,401
3.48%, 03/19/30 (Call 12/19/29)	672	780,004
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	21,994
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	170	175,729
4.30%, 04/01/27 (Call 01/01/27)	197	209,777
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	150	164,871
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	5	5,159
4.00%, 04/15/24 (Call 01/15/24)	204	215,510
4.40%, 04/15/29 (Call 01/15/29)	130	138,281
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	114	116,527
3.85%, 06/01/25 (Call 03/01/25)	176	182,473
4.40%, 07/15/27 (Call 04/15/27)	262	268,092
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	227	245,167
3.80%, 04/01/28 (Call 01/01/28)	65	71,380
4.50%, 05/01/23 (Call 04/01/23)	317	344,912
4.70%, 05/01/25 (Call 04/01/25)	140	159,624
4.75%, 12/15/23 (Call 10/15/23)	248	275,218
5.13%, 12/15/26 (Call 09/15/26)	127	150,754
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	270	268,402
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	120	132,917

Security	Par (000)	Value

Oil & Gas (continued)
3.85%, 01/15/28 (Call 10/15/27)	$142	$161,029
3.90%, 11/15/24 (Call 08/15/24)	40	44,446
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	165	187,579
4.30%, 04/01/22	606	642,099
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	600	583,140
4.45%, 01/15/26 (Call 10/15/25)	165	191,870
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	220	232,142
2.25%, 01/06/23	235	245,641
2.38%, 08/21/22	187	194,368
2.38%, 11/07/29 (Call 08/07/29)	305	324,459
2.50%, 09/12/26	302	330,811
2.75%, 04/06/30 (Call 01/06/30)	250	274,803
2.88%, 05/10/26	405	450,712
3.25%, 05/11/25	535	597,360
3.40%, 08/12/23	255	277,147
3.50%, 11/13/23 (Call 10/13/23)	407	445,148
3.88%, 11/13/28 (Call 08/13/28)	212	249,817
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	178	196,208
Total Capital Canada Ltd., 2.75%, 07/15/23	202	216,037
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	100	107,048
2.70%, 01/25/23	368	387,890
2.83%, 01/10/30 (Call 10/10/29)	300	333,834
2.88%, 02/17/22	336	348,351
3.46%, 02/19/29 (Call 11/19/28)	225	259,247
3.70%, 01/15/24	255	281,456
3.75%, 04/10/24	274	304,502
Total Capital SA, 3.88%, 10/11/28	80	94,963
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	16	17,115
3.40%, 09/15/26 (Call 06/15/26)	568	625,584
3.65%, 03/15/25	175	192,504
4.00%, 04/01/29 (Call 01/01/29)	275	309,301

		36,108,690

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	7	7,338
3.14%, 11/07/29 (Call 08/07/29)	50	53,475
3.34%, 12/15/27 (Call 09/15/27)	432	471,178
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	371	395,408
3.80%, 11/15/25 (Call 08/15/25)	244	267,336
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	117	115,236
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	370	401,184
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	145	148,499

		1,859,654

Packaging & Containers — 0.1%
Bemis Co. Inc.
2.63%, 06/19/30 (Call 03/19/30)	57	60,969
4.50%, 10/15/21 (Call 07/15/21)	150	155,005
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	60	65,759
3.65%, 09/15/24 (Call 06/15/24)	40	43,696
4.50%, 11/01/23 (Call 08/01/23)	265	293,185
WestRock MWV LLC, 8.20%, 01/15/30	19	26,810

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	$75	$80,408
4.90%, 03/01/22	50	53,129
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	100	107,764
3.38%, 09/15/27 (Call 06/15/27)	95	104,461
3.75%, 03/15/25 (Call 01/15/25)	138	154,574
3.90%, 06/01/28 (Call 03/01/28)	115	131,255
4.65%, 03/15/26 (Call 01/15/26)	160	188,165
4.90%, 03/15/29 (Call 12/15/28)	260	319,803

		1,784,983

Pharmaceuticals — 2.3%
AbbVie Inc.
2.30%, 11/21/22(a)	666	691,435
2.60%, 11/21/24 (Call 10/21/24)(a)	822	879,836
2.85%, 05/14/23 (Call 03/14/23)	355	375,075
2.90%, 11/06/22	783	822,894
2.95%, 11/21/26 (Call 09/21/26)(a)	815	895,294
3.20%, 05/14/26 (Call 02/14/26)	470	523,129
3.20%, 11/21/29 (Call 08/21/29)(a)	1,156	1,281,322
3.25%, 10/01/22 (Call 07/01/22)(a)	335	351,187
3.38%, 11/14/21	150	155,176
3.45%, 03/15/22 (Call 01/15/22)(a)	593	616,613
3.60%, 05/14/25 (Call 02/14/25)	730	814,512
3.75%, 11/14/23 (Call 10/14/23)	19	20,820
3.80%, 03/15/25 (Call 12/15/24)(a)	590	659,349
3.85%, 06/15/24 (Call 03/15/24)(a)	220	242,513
4.25%, 11/14/28 (Call 08/14/28)	268	319,124
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	102	112,246
3.40%, 05/15/24 (Call 02/15/24)	161	175,023
3.45%, 12/15/27 (Call 09/15/27)	175	200,128
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	800	793,656
1.38%, 08/06/30 (Call 05/06/30)	500	491,070
2.38%, 06/12/22 (Call 05/12/22)	184	190,313
3.13%, 06/12/27 (Call 03/12/27)	65	72,325
3.38%, 11/16/25	302	340,227
3.50%, 08/17/23 (Call 07/17/23)	428	464,183
4.00%, 01/17/29 (Call 10/17/28)	20	23,877
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	370	401,605
2.89%, 06/06/22 (Call 05/06/22)	360	373,453
3.13%, 11/08/21	320	329,434
3.36%, 06/06/24 (Call 04/06/24)	301	327,530
3.70%, 06/06/27 (Call 03/06/27)	249	281,958
3.73%, 12/15/24 (Call 09/15/24)	223	247,722
Bristol-Myers Squibb Co.
2.00%, 08/01/22	210	216,355
2.90%, 07/26/24 (Call 06/26/24)	695	756,883
3.20%, 06/15/26 (Call 04/15/26)	425	482,617
3.25%, 08/15/22	260	274,732
3.25%, 02/20/23 (Call 01/20/23)	30	32,075
3.25%, 11/01/23	200	217,806
3.25%, 02/27/27	196	224,736
3.40%, 07/26/29 (Call 04/26/29)	574	670,128
3.45%, 11/15/27 (Call 08/15/27)	107	123,293
3.55%, 08/15/22	255	270,756
3.63%, 05/15/24 (Call 02/15/24)	175	193,419
3.88%, 08/15/25 (Call 05/15/25)	345	397,085

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/20/28 (Call 11/20/27)	$285	$336,343
4.00%, 08/15/23	375	414,199
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	170	175,661
3.08%, 06/15/24 (Call 04/15/24)	340	366,697
3.41%, 06/15/27 (Call 03/15/27)	285	319,667
3.50%, 11/15/24 (Call 08/15/24)	185	203,361
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	772	810,947
3.00%, 07/15/23 (Call 05/16/23)	191	203,904
3.05%, 11/30/22 (Call 10/31/22)	275	289,402
3.05%, 10/15/27 (Call 07/15/27)	175	193,828
3.25%, 04/15/25 (Call 01/15/25)	185	204,147
3.40%, 09/17/21	125	128,902
3.40%, 03/01/27 (Call 12/01/26)	165	185,010
3.50%, 06/15/24 (Call 03/17/24)	200	219,190
3.75%, 07/15/23 (Call 06/15/23)	193	210,030
4.13%, 11/15/25 (Call 09/15/25)	183	211,338
4.38%, 10/15/28 (Call 07/15/28)	525	628,824
4.50%, 02/25/26 (Call 11/27/25)	241	283,358
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	720	717,473
1.75%, 08/21/30 (Call 05/21/30)	990	980,110
2.63%, 08/15/24 (Call 07/15/24)	35	37,516
2.75%, 12/01/22 (Call 09/01/22)	436	456,832
2.88%, 06/01/26 (Call 03/01/26)	425	463,161
3.25%, 08/15/29 (Call 05/15/29)	310	345,197
3.38%, 08/12/24 (Call 05/12/24)	210	230,454
3.50%, 07/20/22 (Call 05/20/22)	474	499,250
3.63%, 04/01/27 (Call 02/01/27)	6	6,802
3.70%, 03/09/23 (Call 02/09/23)	339	365,001
3.75%, 04/01/30 (Call 01/01/30)	755	873,520
3.88%, 07/20/25 (Call 04/20/25)	615	697,066
4.10%, 03/25/25 (Call 01/25/25)	245	279,378
4.30%, 03/25/28 (Call 12/25/27)	1,514	1,782,856
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	90	101,313
3.38%, 03/15/29 (Call 12/15/28)	329	383,331
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	467	495,454
3.38%, 05/15/23	436	470,937
3.63%, 05/15/25	118	134,184
3.88%, 05/15/28	390	463,831
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	402	418,976
2.88%, 06/01/22 (Call 05/01/22)	259	270,007
3.00%, 06/01/24 (Call 05/01/24)	224	243,351
3.38%, 06/01/29 (Call 03/01/29)	55	63,695
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	225	234,018
2.45%, 03/01/26 (Call 12/01/25)	752	825,493
2.63%, 01/15/25 (Call 11/15/24)	55	59,913
2.90%, 01/15/28 (Call 10/15/27)	112	126,847
2.95%, 03/03/27 (Call 12/03/26)	290	324,727
3.38%, 12/05/23	280	307,804
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	235	244,771
2.85%, 03/15/23 (Call 12/15/22)	135	141,475
3.80%, 03/15/24 (Call 12/15/23)	380	416,925
3.95%, 02/16/28 (Call 11/16/27)	70	81,946

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	$245	$284,124
Merck & Co. Inc.
2.35%, 02/10/22	425	438,094
2.75%, 02/10/25 (Call 11/10/24)	570	622,109
2.80%, 05/18/23	573	610,973
2.90%, 03/07/24 (Call 02/07/24)	125	135,411
3.40%, 03/07/29 (Call 12/07/28)	350	409,146
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	65	71,368
4.55%, 04/15/28 (Call 01/15/28)	120	140,406
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	449	508,488
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	376	399,737
2.40%, 05/17/22 (Call 04/17/22)	142	147,182
2.40%, 09/21/22	350	365,144
3.10%, 05/17/27 (Call 02/17/27)	279	313,948
3.40%, 05/06/24	571	631,697
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	200	224,144
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	320	323,453
1.70%, 05/28/30 (Call 02/28/30)	397	409,970
2.20%, 12/15/21	380	389,663
2.75%, 06/03/26	195	217,398
2.80%, 03/11/22	168	174,453
2.95%, 03/15/24 (Call 02/15/24)	65	70,418
3.00%, 09/15/21	125	128,574
3.00%, 06/15/23	305	326,963
3.00%, 12/15/26	391	444,540
3.20%, 09/15/23 (Call 08/15/23)	131	141,899
3.40%, 05/15/24	260	286,967
3.45%, 03/15/29 (Call 12/15/28)	184	216,292
3.60%, 09/15/28 (Call 06/15/28)	540	638,604
5.80%, 08/12/23	14	16,116
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	265	286,706
3.63%, 06/19/28 (Call 03/19/28)	230	270,646
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	218	222,201
2.88%, 09/23/23 (Call 07/23/23)	362	385,295
3.20%, 09/23/26 (Call 06/23/26)	600	671,580
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	585	594,886
4.40%, 11/26/23 (Call 10/26/23)	290	324,040
5.00%, 11/26/28 (Call 08/26/28)	250	310,187
Upjohn Inc.
1.13%, 06/22/22(a)	500	504,695
1.65%, 06/22/25 (Call 05/22/25)(a)	365	375,556
2.70%, 06/22/30 (Call 03/22/30)(a)	305	318,759
Wyeth LLC, 6.45%, 02/01/24	10	11,953
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	150	166,953
3.25%, 02/01/23 (Call 11/01/22)	291	308,416
3.90%, 08/20/28 (Call 05/20/28)	193	229,095
4.50%, 11/13/25 (Call 08/13/25)	75	88,349

		50,417,934

Pipelines — 1.2%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	150	153,571

Security	Par (000)	Value

Pipelines (continued)
4.45%, 07/15/27 (Call 04/15/27)	$15	$16,312
4.80%, 05/03/29 (Call 02/03/29)	100	110,574
4.95%, 12/15/24 (Call 09/15/24)	120	131,340
5.95%, 06/01/26 (Call 03/01/26)	40	46,663
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	390	412,242
5.13%, 06/30/27 (Call 01/01/27)	370	417,149
5.88%, 03/31/25 (Call 10/02/24)	182	210,021
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	190	221,226
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	149,383
4.15%, 09/15/29 (Call 06/15/29)	100	92,915
4.40%, 03/15/27 (Call 12/15/26)	97	94,903
4.95%, 05/15/28 (Call 02/15/28)	151	149,325
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	155	159,535
5.88%, 10/15/25 (Call 07/15/25)	125	151,307
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	105	113,258
3.50%, 06/10/24 (Call 03/10/24)	210	227,800
3.70%, 07/15/27 (Call 04/15/27)	230	256,889
4.25%, 12/01/26 (Call 09/01/26)	241	278,929
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	365	375,308
3.60%, 02/01/23 (Call 11/01/22)	242	250,908
3.75%, 05/15/30 (Call 02/15/30)	115	114,131
4.05%, 03/15/25 (Call 12/15/24)	291	310,407
4.20%, 04/15/27 (Call 01/15/27)	77	80,449
4.50%, 04/15/24 (Call 03/15/24)	267	287,703
4.75%, 01/15/26 (Call 10/15/25)	290	316,036
4.90%, 02/01/24 (Call 11/01/23)	120	129,562
4.95%, 06/15/28 (Call 03/15/28)	289	309,802
5.20%, 02/01/22 (Call 11/01/21)	360	375,170
5.25%, 04/15/29 (Call 01/15/29)	386	421,682
5.50%, 06/01/27 (Call 03/01/27)	225	251,127
5.88%, 01/15/24 (Call 10/15/23)	15	16,652
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	235	248,804
5.88%, 03/01/22 (Call 12/01/21)	155	163,151
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	580	619,846
3.13%, 07/31/29 (Call 04/30/29)	205	224,500
3.35%, 03/15/23 (Call 12/15/22)	449	477,444
3.50%, 02/01/22	140	145,831
3.70%, 02/15/26 (Call 11/15/25)	110	124,565
3.75%, 02/15/25 (Call 11/15/24)	314	350,999
3.90%, 02/15/24 (Call 11/15/23)	300	329,538
3.95%, 02/15/27 (Call 11/15/26)	180	206,939
4.05%, 02/15/22	127	133,375
4.15%, 10/16/28 (Call 07/16/28)	65	76,253
5.38%, 02/15/78 (Call 02/15/28)(b)	200	181,986
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	100	96,033
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	218	230,258
3.50%, 09/01/23 (Call 06/01/23)	109	116,748
3.95%, 09/01/22 (Call 06/01/22)	230	243,756
4.15%, 03/01/22	150	157,513
4.25%, 09/01/24 (Call 06/01/24)	191	212,713

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 05/01/24 (Call 02/01/24)	$135	$149,643
5.00%, 10/01/21 (Call 07/01/21)	100	103,548
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	600	587,034
3.15%, 01/15/23 (Call 12/15/22)	228	240,501
4.30%, 06/01/25 (Call 03/01/25)	309	350,978
4.30%, 03/01/28 (Call 12/01/27)	280	324,758
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	15	17,541
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	415	414,942
2.65%, 08/15/30 (Call 05/15/30)	255	253,526
3.38%, 03/15/23 (Call 02/15/23)	115	121,186
3.50%, 12/01/22 (Call 11/01/22)	295	308,765
4.00%, 02/15/25 (Call 11/15/24)	60	65,607
4.00%, 03/15/28 (Call 12/15/27)	234	257,522
4.13%, 03/01/27 (Call 12/01/26)	330	365,577
4.25%, 12/01/27 (Call 09/01/27)	112	124,811
4.50%, 07/15/23 (Call 04/15/23)	105	113,890
4.80%, 02/15/29 (Call 11/15/28)	33	38,197
4.88%, 12/01/24 (Call 09/01/24)	224	252,715
4.88%, 06/01/25 (Call 03/01/25)	340	388,015
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	5	4,952
2.75%, 09/01/24 (Call 08/01/24)	70	72,128
3.40%, 09/01/29 (Call 06/01/29)	105	104,418
4.00%, 07/13/27 (Call 04/13/27)	85	88,658
4.25%, 02/01/22 (Call 11/01/21)	100	103,660
4.35%, 03/15/29 (Call 12/15/28)	115	120,414
4.55%, 07/15/28 (Call 04/15/28)	130	137,942
5.85%, 01/15/26 (Call 12/15/25)	400	462,488
7.50%, 09/01/23 (Call 06/01/23)	110	126,717
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	283	294,671
4.90%, 03/15/25 (Call 12/15/24)	122	133,784
5.00%, 09/15/23 (Call 06/15/23)	100	108,600
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	105	109,057
3.15%, 12/15/29 (Call 09/15/29)	25	25,272
3.55%, 10/01/26 (Call 07/01/26)	20	21,689
3.61%, 02/15/25 (Call 11/15/24)	10	10,752
3.75%, 03/01/28 (Call 12/01/27)	160	168,592
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	225	234,538
3.65%, 06/01/22 (Call 03/01/22)	125	128,372
3.85%, 10/15/23 (Call 07/15/23)	155	164,283
4.50%, 12/15/26 (Call 09/15/26)	150	162,525
4.65%, 10/15/25 (Call 07/15/25)	367	399,524
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	209	230,044
4.50%, 05/15/30 (Call 11/15/29)(a)	332	379,366
5.00%, 03/15/27 (Call 09/15/26)	229	261,062
5.63%, 04/15/23 (Call 01/15/23)	275	303,704
5.63%, 03/01/25 (Call 12/01/24)	435	506,244
5.75%, 05/15/24 (Call 02/15/24)	400	457,284
5.88%, 06/30/26 (Call 12/31/25)	424	509,640
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	146	160,893
3.50%, 03/15/25 (Call 12/15/24)	155	170,246

Security	Par (000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	$110	$113,751
4.00%, 10/01/27 (Call 07/01/27)	5	5,130
4.25%, 04/01/24 (Call 01/01/24)	77	81,798
4.65%, 02/15/22	16	16,706
5.95%, 12/01/25 (Call 09/01/25)	24	27,847
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	105	113,124
4.38%, 03/13/25 (Call 12/13/24)	40	43,392
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	128,069
TransCanada PipeLines Ltd.
2.50%, 08/01/22	355	368,220
3.75%, 10/16/23 (Call 07/16/23)	245	266,553
4.10%, 04/15/30 (Call 01/15/30)	100	116,500
4.25%, 05/15/28 (Call 02/15/28)	410	478,216
4.88%, 01/15/26 (Call 10/15/25)	100	118,553
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(b)	100	107,284
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	240	271,188
7.85%, 02/01/26 (Call 11/01/25)	165	215,700
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	10	11,504
4.50%, 03/15/28 (Call 12/15/27)	5	5,739
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	260	271,019
3.60%, 03/15/22 (Call 01/15/22)	345	358,331
3.75%, 06/15/27 (Call 03/15/27)	370	408,210
3.90%, 01/15/25 (Call 10/15/24)	362	398,548
4.00%, 11/15/21 (Call 08/15/21)	187	192,952
4.00%, 09/15/25 (Call 06/15/25)	80	89,376
4.30%, 03/04/24 (Call 12/04/23)	190	208,713
4.55%, 06/24/24 (Call 03/24/24)	10	11,214

		26,040,443

Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	30	34,803
5.25%, 03/15/25 (Call 12/15/24)	200	230,024

		264,827

Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	165	164,058
2.75%, 12/15/29 (Call 09/15/29)	10	10,734
3.45%, 04/30/25 (Call 02/28/25)	140	156,003
3.80%, 04/15/26 (Call 02/15/26)	119	136,275
3.95%, 01/15/27 (Call 10/15/26)	100	113,312
3.95%, 01/15/28 (Call 10/15/27)	100	115,194
4.00%, 01/15/24 (Call 12/15/23)	138	152,508
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	150	149,925
3.30%, 07/15/26 (Call 05/15/26)	200	213,872
3.75%, 04/15/23 (Call 01/15/23)	10	10,485
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	182,437
American Tower Corp.
2.25%, 01/15/22	243	248,966
2.40%, 03/15/25 (Call 02/15/25)	150	159,803
2.75%, 01/15/27 (Call 11/15/26)	185	201,511
2.90%, 01/15/30 (Call 10/15/29)	270	294,230
2.95%, 01/15/25 (Call 12/15/24)	172	186,966

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.13%, 01/15/27 (Call 10/15/26)	$159	$175,119
3.38%, 05/15/24 (Call 04/15/24)	157	171,315
3.38%, 10/15/26 (Call 07/15/26)	195	219,408
3.50%, 01/31/23	184	196,816
3.55%, 07/15/27 (Call 04/15/27)	205	230,922
3.60%, 01/15/28 (Call 10/15/27)	55	62,142
3.80%, 08/15/29 (Call 05/15/29)	324	375,020
3.95%, 03/15/29 (Call 12/15/28)	108	125,404
4.00%, 06/01/25 (Call 03/01/25)	130	147,537
4.40%, 02/15/26 (Call 11/15/25)	180	209,331
4.70%, 03/15/22	210	223,404
5.00%, 02/15/24	279	318,526
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	250	265,155
2.45%, 01/15/31 (Call 10/15/30)	420	449,295
3.35%, 05/15/27 (Call 02/15/27)	100	111,363
3.45%, 06/01/25 (Call 03/03/25)	231	258,401
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	295	318,514
2.90%, 03/15/30 (Call 12/15/29)	157	166,236
3.13%, 09/01/23 (Call 06/01/23)	171	180,988
3.20%, 01/15/25 (Call 10/15/24)	225	244,516
3.40%, 06/21/29 (Call 03/21/29)	95	104,194
3.65%, 02/01/26 (Call 11/03/25)	358	400,126
3.80%, 02/01/24 (Call 11/01/23)	209	227,043
3.85%, 02/01/23 (Call 11/01/22)	215	229,689
4.50%, 12/01/28 (Call 09/01/28)	103	122,344
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	103,273
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	215	223,043
3.65%, 06/15/24 (Call 04/15/24)	205	214,725
3.90%, 03/15/27 (Call 12/15/26)	100	105,014
4.13%, 06/15/26 (Call 03/15/26)	185	200,943
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	52,235
4.10%, 10/15/28 (Call 07/15/28)	118	140,009
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	271	292,734
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	165	171,968
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	100	109,385
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	177	192,351
3.65%, 09/01/27 (Call 06/01/27)	170	192,404
3.70%, 06/15/26 (Call 03/15/26)	253	285,285
3.80%, 02/15/28 (Call 11/15/27)	314	358,698
4.00%, 03/01/27 (Call 12/01/26)	175	200,518
4.45%, 02/15/26 (Call 11/15/25)	240	278,570
5.25%, 01/15/23	482	534,215
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	21,592
4.00%, 11/15/25 (Call 08/15/25)	125	139,843
4.38%, 12/15/23 (Call 09/15/23)	100	109,890
4.38%, 02/15/29 (Call 11/15/28)	100	118,009
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	240	256,296
3.45%, 11/15/29 (Call 08/15/29)	175	191,308

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	$250	$288,242
3.70%, 08/15/27 (Call 05/15/27)	220	251,233
4.45%, 07/15/28 (Call 04/15/28)	136	163,252
4.75%, 10/01/25 (Call 07/01/25)	29	33,991
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	125	125,398
2.88%, 11/15/29 (Call 08/15/29)	200	219,788
3.38%, 12/15/27 (Call 09/15/27)	135	151,679
3.75%, 12/01/24 (Call 09/01/24)	20	22,117
4.00%, 09/15/28 (Call 06/15/28)	50	58,715
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	114	106,481
4.75%, 12/15/26 (Call 09/15/26)	169	163,629
4.95%, 04/15/28 (Call 01/15/28)	210	203,385
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	405	412,703
2.63%, 11/18/24 (Call 10/18/24)	140	149,838
2.90%, 11/18/26 (Call 09/18/26)	165	179,852
3.20%, 11/18/29 (Call 08/18/29)	243	269,050
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	329	364,976
3.00%, 04/15/23 (Call 01/15/23)	275	290,232
3.00%, 07/01/29 (Call 04/01/29)	168	186,861
3.25%, 08/01/27 (Call 05/01/27)	50	55,769
4.15%, 12/01/28 (Call 09/01/28)	125	149,351
4.63%, 12/15/21 (Call 09/15/21)	125	130,321
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	65	63,266
3.25%, 05/01/23 (Call 02/01/23)	130	137,326
3.38%, 04/15/26 (Call 01/15/26)	275	303,138
3.50%, 04/01/25 (Call 01/01/25)	100	110,219
3.88%, 05/01/24 (Call 02/01/24)	390	427,682
4.00%, 03/01/29 (Call 12/01/28)	10	11,619
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	100	105,473
3.95%, 01/15/24 (Call 10/15/23)	19	20,623
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	14	15,165
5.30%, 01/15/29 (Call 10/15/28)	50	55,678
5.38%, 11/01/23 (Call 08/01/23)	255	273,044
5.38%, 04/15/26 (Call 01/15/26)	300	333,234
5.75%, 06/01/28 (Call 03/03/28)	266	302,176
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	21,445
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	100	110,621
3.75%, 07/01/27 (Call 04/01/27)	150	164,311
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	140	152,095
3.40%, 02/01/25 (Call 11/01/24)	25	27,555
3.88%, 08/15/24 (Call 05/17/24)	285	317,379
4.00%, 06/01/25 (Call 03/01/25)	407	460,757
4.25%, 11/15/23 (Call 08/15/23)	11	12,058
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	150	168,111
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	285,090
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	261,405

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	$10	$10,813
4.65%, 04/01/29 (Call 01/01/29)	100	112,956
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	190	186,255
3.45%, 12/15/24 (Call 09/15/24)	190	200,496
4.25%, 08/15/29 (Call 05/15/29)	25	28,291
4.38%, 10/01/25 (Call 07/01/25)	100	110,751
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	116	123,271
3.13%, 06/01/23 (Call 03/01/23)	150	158,421
3.30%, 02/01/25 (Call 12/01/24)	140	150,833
3.80%, 04/01/27 (Call 01/01/27)	50	54,604
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	150	168,843
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	140	153,618
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	70	68,867
3.60%, 06/01/27 (Call 03/01/27)	275	308,742
3.75%, 06/15/24 (Call 03/15/24)	31	33,655
3.95%, 03/15/29 (Call 12/15/28)	90	104,502
4.30%, 10/15/23 (Call 07/15/23)	325	355,485
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	105	111,362
4.30%, 10/15/28 (Call 07/15/28)	32	35,381
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	85	86,361
4.50%, 02/01/25 (Call 11/01/24)	125	128,095
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	100	100,728
4.50%, 04/01/27 (Call 01/01/27)	160	169,626
4.75%, 01/15/28 (Call 10/15/27)	154	166,103
4.95%, 04/01/24 (Call 01/01/24)	150	159,275
5.25%, 01/15/26 (Call 10/15/25)	45	49,168
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	55	57,008
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	150	154,557
4.45%, 03/15/24 (Call 12/15/23)	100	106,149
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	170	166,301
2.13%, 04/15/27 (Call 02/15/27)	241	257,533
2.25%, 04/15/30 (Call 01/15/30)	415	443,842
3.75%, 11/01/25 (Call 08/01/25)	131	150,173
3.88%, 09/15/28 (Call 06/15/28)	50	59,848
4.25%, 08/15/23 (Call 09/08/20)	189	210,924
4.38%, 02/01/29 (Call 11/01/28)	25	30,881
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	100	113,219
3.39%, 05/01/29 (Call 02/01/29)	80	93,227
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	320	328,688
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	130	140,581
3.25%, 10/15/22 (Call 07/15/22)	335	352,115
3.25%, 01/15/31 (Call 10/15/30)	260	289,593
3.65%, 01/15/28 (Call 10/15/27)	105	117,230
3.88%, 07/15/24 (Call 04/15/24)	100	110,678
3.88%, 04/15/25 (Call 02/15/25)	100	113,307
4.65%, 08/01/23 (Call 05/01/23)	290	322,236
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	200	206,390
3.60%, 02/01/27 (Call 11/01/26)	61	65,437

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	$150	$145,668
4.80%, 06/01/24 (Call 05/01/24)	75	77,950
5.13%, 08/15/26 (Call 05/15/26)	125	135,824
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	248	256,390
2.35%, 01/30/22 (Call 10/30/21)	150	152,993
2.45%, 09/13/29 (Call 06/13/29)	115	114,880
2.63%, 06/15/22 (Call 03/15/22)(c)	201	206,698
2.75%, 02/01/23 (Call 11/01/22)	230	239,170
2.75%, 06/01/23 (Call 03/01/23)	148	154,894
3.25%, 11/30/26 (Call 08/30/26)	200	219,758
3.30%, 01/15/26 (Call 10/15/25)	171	187,000
3.38%, 10/01/24 (Call 07/01/24)	283	306,936
3.38%, 06/15/27 (Call 03/15/27)	175	188,811
3.38%, 12/01/27 (Call 09/01/27)	42	45,476
3.50%, 09/01/25 (Call 06/01/25)	300	330,006
3.75%, 02/01/24 (Call 11/01/23)	345	374,108
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	75	76,771
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	150	149,685
4.45%, 09/15/26 (Call 06/15/26)	100	107,264
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	107,575
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	50	47,293
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	159	171,782
3.50%, 07/01/27 (Call 04/01/27)	100	110,304
3.50%, 01/15/28 (Call 10/15/27)	100	111,048
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	100	100,784
3.10%, 01/15/23 (Call 12/15/22)	61	63,284
3.13%, 06/15/23 (Call 03/15/23)	240	250,174
3.25%, 10/15/26 (Call 07/15/26)	250	265,675
3.50%, 04/15/24 (Call 03/15/24)	206	220,185
3.50%, 02/01/25 (Call 11/01/24)	142	152,937
3.75%, 05/01/24 (Call 02/01/24)	202	216,172
3.85%, 04/01/27 (Call 01/01/27)	105	112,525
4.13%, 01/15/26 (Call 10/15/25)	50	55,861
4.40%, 01/15/29 (Call 10/15/28)	81	90,505
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	150	151,434
4.60%, 02/06/24 (Call 11/06/23)	176	189,313
4.88%, 06/01/26 (Call 03/01/26)	255	284,126
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	100	103,651
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	75	79,635
3.63%, 03/15/24 (Call 02/15/24)	344	372,734
3.75%, 03/15/23 (Call 12/15/22)	50	52,973
4.00%, 06/01/25 (Call 03/01/25)	289	325,862
4.13%, 03/15/29 (Call 12/15/28)	103	115,566
4.25%, 04/15/28 (Call 01/15/28)	175	198,193
4.50%, 01/15/24 (Call 10/15/23)	324	355,768
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	400	466,044
4.63%, 09/15/23	185	205,881
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	50	54,495
4.60%, 04/01/24 (Call 01/01/24)	305	336,101

		36,702,309

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 1.1%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 09/16/20)	$50	$52,147
4.50%, 12/01/23 (Call 09/01/23)	225	247,513
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	125	134,696
4.50%, 10/01/25 (Call 07/01/25)	75	83,197
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	24	25,630
3.13%, 04/18/24 (Call 03/18/24)	50	54,060
3.13%, 04/21/26 (Call 01/21/26)	230	253,251
3.25%, 04/15/25 (Call 01/15/25)	190	209,272
3.63%, 04/15/25 (Call 03/15/25)	322	361,203
3.70%, 04/15/22 (Call 01/15/22)	200	208,824
3.75%, 04/18/29 (Call 01/18/29)	105	121,528
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	25	29,555
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	300	307,095
2.30%, 05/18/22 (Call 04/18/22)	155	160,358
2.75%, 05/18/24 (Call 03/18/24)	225	243,225
3.00%, 05/18/27 (Call 02/18/27)	275	309,914
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	159	164,040
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	297	315,378
3.50%, 04/03/30 (Call 01/03/30)	12	13,741
3.88%, 04/15/27 (Call 01/15/27)	203	234,297
4.13%, 05/01/28 (Call 02/01/28)	125	147,527
4.15%, 11/01/25 (Call 08/01/25)	76	87,864
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	81	91,626
4.20%, 05/15/28 (Call 02/15/28)	330	389,053
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	145	156,512
2.50%, 04/15/27 (Call 02/15/27)	91	99,650
2.63%, 06/01/22 (Call 05/01/22)	155	161,082
2.70%, 04/01/23 (Call 01/01/23)	236	249,030
2.70%, 04/15/30 (Call 01/15/30)	700	777,469
2.80%, 09/14/27 (Call 06/14/27)	207	230,555
2.95%, 06/15/29 (Call 03/15/29)	355	400,064
3.00%, 04/01/26 (Call 01/01/26)	268	301,481
3.25%, 03/01/22	61	63,735
3.35%, 09/15/25 (Call 06/15/25)	221	249,155
3.75%, 02/15/24 (Call 11/15/23)	150	165,969
3.90%, 12/06/28 (Call 09/06/28)	155	184,853
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	40	39,752
4.25%, 07/17/25 (Call 04/17/25)	153	152,426
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	558	606,697
3.10%, 05/03/27 (Call 02/03/27)	250	279,050
3.12%, 04/15/22 (Call 01/15/22)	85	88,233
3.13%, 09/15/24 (Call 06/15/24)	135	147,579
3.38%, 09/15/25 (Call 06/15/25)	236	264,627
3.65%, 04/05/29 (Call 01/05/29)	250	289,062
3.80%, 11/15/21 (Call 08/15/21)	255	263,216
4.50%, 04/15/30 (Call 01/15/30)	258	319,822
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	120	123,940
2.63%, 01/15/22	320	329,616
2.63%, 09/01/29 (Call 06/01/29)	294	320,328
3.25%, 06/10/24	125	136,964

Security	Par (000)	Value

Retail (continued)
3.30%, 07/01/25 (Call 06/01/25)	$89	$99,457
3.35%, 04/01/23 (Call 03/01/23)	245	262,341
3.50%, 03/01/27 (Call 12/01/26)	236	267,945
3.50%, 07/01/27 (Call 05/01/27)	6	6,860
3.60%, 07/01/30 (Call 04/01/30)	347	403,530
3.70%, 01/30/26 (Call 10/30/25)	366	417,412
3.80%, 04/01/28 (Call 01/01/28)	140	163,208
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	175	174,190
4.00%, 03/15/27 (Call 12/15/26)	80	70,099
6.95%, 03/15/28	40	40,566
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	215	245,382
3.60%, 09/01/27 (Call 06/01/27)	189	216,380
3.85%, 06/15/23 (Call 03/15/23)	390	419,554
4.63%, 09/15/21 (Call 06/15/21)	115	118,563
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	257	266,936
2.45%, 06/15/26 (Call 03/15/26)	235	254,625
2.70%, 06/15/22 (Call 04/15/22)	195	201,874
3.10%, 03/01/23 (Call 02/01/23)	270	286,848
3.50%, 03/01/28 (Call 12/01/27)	205	232,363
3.55%, 08/15/29 (Call 05/15/29)	205	236,072
3.80%, 08/15/25 (Call 06/15/25)	280	318,732
3.85%, 10/01/23 (Call 07/01/23)	229	250,462
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	370	396,921
2.35%, 02/15/30 (Call 11/15/29)	310	336,276
2.50%, 04/15/26	243	266,415
2.90%, 01/15/22	346	358,331
3.38%, 04/15/29 (Call 01/15/29)	13	15,184
3.50%, 07/01/24	272	302,750
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	300	320,451
2.50%, 05/15/23 (Call 02/15/23)	211	221,016
3.88%, 04/15/30 (Call 01/15/30)	250	297,367
Walgreen Co., 3.10%, 09/15/22	175	183,584
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	400	439,380
3.80%, 11/18/24 (Call 08/18/24)	425	469,782
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	297	310,243
2.38%, 09/24/29 (Call 06/24/29)	5	5,506
2.55%, 04/11/23 (Call 01/11/23)	255	268,408
2.65%, 12/15/24 (Call 10/15/24)	623	676,098
2.85%, 07/08/24 (Call 06/08/24)	510	554,319
3.05%, 07/08/26 (Call 05/08/26)	167	188,483
3.30%, 04/22/24 (Call 01/22/24)	370	404,795
3.40%, 06/26/23 (Call 05/26/23)	431	467,006
3.55%, 06/26/25 (Call 04/26/25)	355	403,919
3.70%, 06/26/28 (Call 03/26/28)	644	762,612
5.88%, 04/05/27	195	252,821

		23,500,927

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	183	194,201

Semiconductors — 0.8%
Altera Corp., 4.10%, 11/15/23	160	178,291

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc. 2.50%, 12/05/21 (Call 11/05/21)	$75	$76,738
2.88%, 06/01/23 (Call 03/01/23)	180	190,231
3.13%, 12/05/23 (Call 10/05/23)	75	80,866
3.50%, 12/05/26 (Call 09/05/26)	285	324,481
3.90%, 12/15/25 (Call 09/15/25)	80	91,913
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	115	119,307
3.30%, 04/01/27 (Call 01/01/27)	235	269,251
3.90%, 10/01/25 (Call 07/01/25)	215	248,058
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.65%, 01/15/23 (Call 12/15/22)	350	364,423
3.13%, 01/15/25 (Call 11/15/24)	389	417,261
3.50%, 01/15/28 (Call 10/15/27)	150	162,045
3.63%, 01/15/24 (Call 11/15/23)	374	403,991
3.88%, 01/15/27 (Call 10/15/26)	596	660,457
Broadcom Inc. 2.25%, 11/15/23	850	883,779
3.13%, 10/15/22	300	314,508
3.15%, 11/15/25 (Call 10/15/25)	499	540,462
3.63%, 10/15/24 (Call 09/15/24)	400	438,652
4.15%, 11/15/30 (Call 08/15/30)	945	1,066,366
4.25%, 04/15/26 (Call 02/15/26)	463	525,385
4.75%, 04/15/29 (Call 01/15/29)	536	629,564
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)	105	115,645
2.70%, 12/15/22	279	294,423
2.88%, 05/11/24 (Call 03/11/24)	284	307,305
3.10%, 07/29/22	331	349,046
3.15%, 05/11/27 (Call 02/11/27)	85	95,916
3.30%, 10/01/21	377	389,373
3.40%, 03/25/25 (Call 02/25/25)	300	336,495
3.70%, 07/29/25 (Call 04/29/25)	380	433,968
3.75%, 03/25/27 (Call 01/25/27)	226	264,144
3.90%, 03/25/30 (Call 12/25/29)	835	1,013,632
KLA Corp. 4.10%, 03/15/29 (Call 12/15/28)	84	100,764
4.65%, 11/01/24 (Call 08/01/24)	329	378,439
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)	175	181,212
3.75%, 03/15/26 (Call 01/15/26)	111	127,689
3.80%, 03/15/25 (Call 12/15/24)	200	226,136
4.00%, 03/15/29 (Call 12/15/28)	115	138,041
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	125	150,528
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	115	127,290
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)	180	206,600
4.64%, 02/06/24 (Call 01/06/24)	73	81,283
4.66%, 02/15/30 (Call 11/15/29)	154	179,435
4.98%, 02/06/26 (Call 12/06/25)	253	295,016
5.33%, 02/06/29 (Call 11/06/28)	120	143,968
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)	250	254,522
2.85%, 04/01/30 (Call 01/01/30)	499	554,768
3.20%, 09/16/26 (Call 06/16/26)	155	175,241
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(a)	275	309,686
5.35%, 03/01/26 (Call 01/01/26)(a)	80	95,675

Security	Par (000)	Value

Semiconductors (continued)
5.55%, 12/01/28 (Call 09/01/28)(a)	$18	$22,512
NXP BV/NXP Funding LLC/NXP USA Inc. 2.70%, 05/01/25 (Call 04/01/25)(a)	30	31,994
3.40%, 05/01/30 (Call 02/01/30)(a)	50	55,526
3.88%, 06/18/26 (Call 04/18/26)(a)	95	107,115
4.30%, 06/18/29 (Call 03/18/29)(a)	305	355,673
QUALCOMM Inc. 1.30%, 05/20/28 (Call 02/20/28)(a)	453	454,015
1.65%, 05/20/32 (Call 02/20/32)(a)	794	791,674
2.15%, 05/20/30 (Call 02/20/30)	510	539,697
3.25%, 05/20/27 (Call 02/20/27)	275	311,855
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	241	249,905
2.25%, 09/04/29 (Call 06/04/29)	15	16,126
2.63%, 05/15/24 (Call 03/15/24)	55	59,125
2.90%, 11/03/27 (Call 08/03/27)	91	102,322
Xilinx Inc. 2.38%, 06/01/30 (Call 03/01/30)	287	307,902
2.95%, 06/01/24 (Call 04/01/24)	220	237,796

		18,955,506

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	165	179,881

Software — 1.0%
Activision Blizzard Inc. 1.35%, 09/15/30 (Call 06/15/30)	65	63,679
2.30%, 09/15/21 (Call 09/04/20)	65	66,220
3.40%, 09/15/26 (Call 06/15/26)	307	351,113
Adobe Inc. 1.70%, 02/01/23	106	109,616
1.90%, 02/01/25 (Call 01/01/25)	136	144,068
2.15%, 02/01/27 (Call 12/01/26)	145	155,842
2.30%, 02/01/30 (Call 11/01/29)	357	385,774
3.25%, 02/01/25 (Call 11/01/24)	310	344,698
Autodesk Inc. 2.85%, 01/15/30 (Call 10/15/29)	88	97,078
3.50%, 06/15/27 (Call 03/15/27)	170	192,392
4.38%, 06/15/25 (Call 03/15/25)	125	142,700
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	210	235,853
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	55	60,789
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	15	15,995
4.50%, 12/01/27 (Call 09/01/27)	150	172,503
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	125	148,553
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	225	251,240
3.50%, 04/15/23 (Call 01/15/23)	220	234,920
3.75%, 05/21/29 (Call 02/21/29)	50	58,707
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	130	154,969
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)	561	597,246
2.65%, 06/01/30 (Call 03/01/30)	397	427,283
2.75%, 07/01/24 (Call 06/01/24)	226	242,670
3.20%, 07/01/26 (Call 05/01/26)	340	380,933
3.50%, 07/01/29 (Call 04/01/29)	486	553,603
3.80%, 10/01/23 (Call 09/01/23)	43	47,066
3.85%, 06/01/25 (Call 03/01/25)	288	326,699

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Intuit Inc. 0.65%, 07/15/23	$325	$327,691
0.95%, 07/15/25 (Call 06/15/25)	275	278,281
1.65%, 07/15/30 (Call 04/15/30)	275	281,792
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)	532	557,190
2.13%, 11/15/22	150	156,128
2.38%, 02/12/22 (Call 01/12/22)	350	360,220
2.40%, 02/06/22 (Call 01/06/22)	455	468,386
2.40%, 08/08/26 (Call 05/08/26)	871	952,186
2.65%, 11/03/22 (Call 09/03/22)	244	255,885
2.70%, 02/12/25 (Call 11/12/24)	480	523,939
2.88%, 02/06/24 (Call 12/06/23)	570	615,509
3.13%, 11/03/25 (Call 08/03/25)	793	891,253
3.30%, 02/06/27 (Call 11/06/26)	604	691,900
3.63%, 12/15/23 (Call 09/15/23)	488	537,249
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	490	497,659
2.40%, 09/15/23 (Call 07/15/23)	673	710,876
2.50%, 05/15/22 (Call 03/15/22)	534	551,643
2.50%, 10/15/22	632	660,370
2.50%, 04/01/25 (Call 03/01/25)	500	538,905
2.63%, 02/15/23 (Call 01/15/23)	439	462,197
2.65%, 07/15/26 (Call 04/15/26)	655	718,895
2.80%, 04/01/27 (Call 02/01/27)	326	358,518
2.95%, 11/15/24 (Call 09/15/24)	567	618,829
2.95%, 05/15/25 (Call 02/15/25)	523	573,857
2.95%, 04/01/30 (Call 01/01/30)	555	621,378
3.25%, 11/15/27 (Call 08/15/27)	525	593,491
3.40%, 07/08/24 (Call 04/08/24)	218	239,560
3.63%, 07/15/23	348	379,839
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	165	193,540
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	600	590,802
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	427	445,438
3.90%, 08/21/27 (Call 05/21/27)	205	227,448
4.65%, 05/15/27 (Call 03/15/27)	6	6,997

		21,850,060

Telecommunications — 1.0%
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	818	829,223
2.63%, 12/01/22 (Call 09/01/22)	111	115,968
2.95%, 07/15/26 (Call 04/15/26)	250	275,275
3.00%, 06/30/22 (Call 04/30/22)	505	526,725
3.80%, 02/15/27 (Call 11/15/26)	242	276,158
3.88%, 01/15/26 (Call 10/15/25)	400	455,492
3.90%, 03/11/24 (Call 12/11/23)	275	303,592
3.95%, 01/15/25 (Call 10/15/24)	245	275,914
4.05%, 12/15/23	150	166,833
4.10%, 02/15/28 (Call 11/15/27)	445	517,544
4.13%, 02/17/26 (Call 11/17/25)	634	732,232
4.25%, 03/01/27 (Call 12/01/26)	415	485,820
4.30%, 02/15/30 (Call 11/15/29)	581	693,975
4.35%, 03/01/29 (Call 12/01/28)	458	544,315
4.45%, 04/01/24 (Call 01/01/24)	240	269,275
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	215	238,846
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	150	152,328
2.20%, 09/20/23 (Call 07/20/23)	152	160,205

Security	Par (000)	Value

Telecommunications (continued)
2.50%, 09/20/26 (Call 06/20/26)	$258	$285,903
2.60%, 02/28/23	160	168,928
2.95%, 02/28/26	145	163,603
3.00%, 06/15/22	236	247,835
3.50%, 06/15/25	91	104,171
3.63%, 03/04/24	285	316,732
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	135	139,527
Juniper Networks Inc., 4.50%, 03/15/24	180	202,216
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	360	359,453
3.75%, 05/15/22	145	153,030
4.00%, 09/01/24	135	149,471
4.60%, 02/23/28 (Call 11/23/27)	125	145,036
4.60%, 05/23/29 (Call 02/23/29)	186	218,531
Orange SA, 4.13%, 09/14/21	243	252,161
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	135	149,880
3.63%, 12/15/25 (Call 09/15/25)	165	187,785
4.10%, 10/01/23 (Call 07/01/23)	375	413,254
Telefonica Emisiones SA, 4.10%, 03/08/27	330	378,289
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	35	39,522
T-Mobile USA Inc. 3.50%, 04/15/25 (Call 03/15/25)(a)	778	860,196
3.75%, 04/15/27 (Call 02/15/27)(a)	556	629,331
3.88%, 04/15/30 (Call 01/15/30)(a)	1,580	1,810,427
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	275	286,245
2.63%, 08/15/26	552	608,354
2.95%, 03/15/22	400	416,168
3.15%, 03/22/30 (Call 12/22/29)	750	848,482
3.38%, 02/15/25	560	626,366
3.50%, 11/01/24 (Call 08/01/24)	457	507,992
3.88%, 02/08/29 (Call 11/08/28)	5	5,916
4.02%, 12/03/29 (Call 09/03/29)	328	393,679
4.13%, 03/16/27	688	813,801
4.15%, 03/15/24 (Call 12/15/23)	149	166,437
4.33%, 09/21/28	560	677,930
5.15%, 09/15/23	744	847,542
Vodafone Group PLC 2.50%, 09/26/22	10	10,402
3.75%, 01/16/24	405	444,103
4.13%, 05/30/25	314	360,629
4.38%, 05/30/28	760	908,101

		22,317,148

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	80	84,940

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 2.60%, 11/19/22	50	51,650
3.00%, 11/19/24 (Call 10/19/24)	110	116,084
3.50%, 09/15/27 (Call 06/15/27)	50	51,571
3.55%, 11/19/26 (Call 09/19/26)	105	110,652
3.90%, 11/19/29 (Call 08/19/29)	150	157,397

		487,354

Transportation — 0.6%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	220	233,739
3.00%, 04/01/25 (Call 01/01/25)	235	258,244
3.05%, 03/15/22 (Call 12/15/21)	145	149,862

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.05%, 09/01/22 (Call 06/01/22)	$115	$120,413
3.25%, 06/15/27 (Call 03/15/27)	325	371,316
3.40%, 09/01/24 (Call 06/01/24)	185	204,551
3.45%, 09/15/21 (Call 06/15/21)	120	122,915
3.75%, 04/01/24 (Call 01/01/24)	170	188,180
3.85%, 09/01/23 (Call 06/01/23)	300	327,921
Canadian National Railway Co. 2.85%, 12/15/21 (Call 09/15/21)	215	220,375
2.95%, 11/21/24 (Call 08/21/24)	170	183,726
Canadian Pacific Railway Co. 2.90%, 02/01/25 (Call 11/01/24)	260	283,629
4.00%, 06/01/28 (Call 03/01/28)	107	126,281
4.45%, 03/15/23 (Call 12/15/22)	10	10,854
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	105	124,085
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)	7	7,705
3.25%, 06/01/27 (Call 03/01/27)	218	246,508
3.35%, 11/01/25 (Call 08/01/25)	250	283,295
3.40%, 08/01/24 (Call 05/01/24)	100	110,437
3.80%, 03/01/28 (Call 12/01/27)	430	503,238
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)	200	221,672
3.20%, 02/01/25	32	35,163
3.25%, 04/01/26 (Call 01/01/26)	120	133,762
3.30%, 03/15/27 (Call 12/15/26)	190	209,771
3.40%, 02/15/28 (Call 11/15/27)	153	170,548
3.80%, 05/15/25 (Call 04/15/25)	471	532,734
4.00%, 01/15/24	320	354,912
4.20%, 10/17/28 (Call 07/17/28)	15	17,780
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	100	104,671
3.88%, 03/01/26 (Call 01/01/26)	67	77,471
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	75	78,016
3.00%, 05/15/23 (Call 02/15/23)	125	128,584
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	50	52,270
Norfolk Southern Corp. 2.55%, 11/01/29 (Call 08/01/29)	45	49,104
2.90%, 02/15/23 (Call 11/15/22)	209	220,286
2.90%, 06/15/26 (Call 03/15/26)	84	93,159
3.00%, 04/01/22 (Call 01/01/22)	155	160,375
3.15%, 06/01/27 (Call 03/01/27)	50	55,477
3.25%, 12/01/21 (Call 09/01/21)	90	92,580
3.65%, 08/01/25 (Call 06/01/25)	89	100,700
3.80%, 08/01/28 (Call 05/01/28)	120	141,894
3.85%, 01/15/24 (Call 10/15/23)	175	192,236
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	140	142,128
2.50%, 09/01/22 (Call 08/01/22)	105	108,787
2.50%, 09/01/24 (Call 08/01/24)	141	148,878
2.88%, 06/01/22 (Call 05/01/22)	50	51,913
2.90%, 12/01/26 (Call 10/01/26)	85	90,854
3.40%, 03/01/23 (Call 02/01/23)	10	10,628
3.65%, 03/18/24 (Call 02/18/24)	60	65,206
3.75%, 06/09/23 (Call 05/09/23)	127	136,809
3.88%, 12/01/23 (Call 11/01/23)	147	160,426
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)	215	229,360
2.40%, 02/05/30 (Call 11/05/29)	140	151,236

Security	Par (000)	Value

Transportation (continued)
2.75%, 03/01/26 (Call 12/01/25)	$195	$213,648
3.00%, 04/15/27 (Call 01/15/27)	215	240,486
3.15%, 03/01/24 (Call 02/01/24)	65	70,546
3.25%, 01/15/25 (Call 10/15/24)	173	190,056
3.50%, 06/08/23 (Call 05/08/23)	252	272,495
3.70%, 03/01/29 (Call 12/01/28)	150	175,764
3.75%, 07/15/25 (Call 05/15/25)	64	72,817
3.95%, 09/10/28 (Call 06/10/28)	327	388,371
4.16%, 07/15/22 (Call 04/15/22)	340	360,743
United Parcel Service Inc. 2.20%, 09/01/24 (Call 08/01/24)	12	12,718
2.35%, 05/16/22 (Call 04/16/22)	76	78,472
2.40%, 11/15/26 (Call 08/15/26)	176	193,338
2.45%, 10/01/22	605	631,209
2.50%, 09/01/29 (Call 06/01/29)	17	18,600
3.05%, 11/15/27 (Call 08/15/27)	385	436,174
3.40%, 03/15/29 (Call 12/15/28)	11	12,754
3.90%, 04/01/25 (Call 03/01/25)	390	443,929
4.45%, 04/01/30 (Call 01/01/30)	5	6,303

		12,415,087

Trucking & Leasing — 0.0%
GATX Corp. 3.25%, 09/15/26 (Call 06/15/26)	80	84,902
3.50%, 03/15/28 (Call 12/15/27)	50	53,699
3.85%, 03/30/27 (Call 12/30/26)	85	92,462
4.35%, 02/15/24 (Call 01/15/24)	125	137,547
4.55%, 11/07/28 (Call 08/07/28)	35	40,213
4.70%, 04/01/29 (Call 01/01/29)	133	155,661

		564,484

Water — 0.0%
American Water Capital Corp. 2.95%, 09/01/27 (Call 06/01/27)	217	240,386
3.40%, 03/01/25 (Call 12/01/24)	200	221,306
3.45%, 06/01/29 (Call 03/01/29)	125	143,811
3.75%, 09/01/28 (Call 06/01/28)	120	140,827
Essential Utilities Inc. 2.70%, 04/15/30 (Call 01/15/30)	4	4,324
3.57%, 05/01/29 (Call 02/01/29)	90	102,294

		852,948

Total Corporate Bonds & Notes — 35.3% (Cost: $741,072,820)		789,134,782

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond 1.63%, 01/22/25	1,050	1,107,340
2.00%, 11/15/22	305	316,822
Export Development Canada 1.38%, 10/21/21	25	25,319
1.38%, 02/24/23	525	539,380
2.00%, 05/17/22	150	154,505
2.50%, 01/24/23	25	26,341
2.63%, 02/21/24	500	540,375
2.75%, 03/15/23	400	424,872
Hydro-Quebec
Series HH, 8.50%, 12/01/29	125	200,557
Series IO, 8.05%, 07/07/24	41	52,155

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Alberta Canada 1.00%, 05/20/25	$1,000	$1,016,150
2.20%, 07/26/22	309	319,636
3.35%, 11/01/23	250	272,455
Province of British Columbia Canada 2.00%, 10/23/22	215	222,893
2.25%, 06/02/26	280	305,950
2.65%, 09/22/21	379	388,570
Province of Manitoba Canada 2.10%, 09/06/22	175	180,901
2.13%, 05/04/22	175	180,134
2.13%, 06/22/26	125	134,564
3.05%, 05/14/24	168	183,180
Province of New Brunswick Canada 2.50%, 12/12/22	100	104,334
3.63%, 02/24/28	120	141,708
Province of Ontario Canada 1.75%, 01/24/23	505	521,816
2.20%, 10/03/22	225	233,597
2.25%, 05/18/22	735	759,108
2.30%, 06/15/26	7	7,613
2.40%, 02/08/22	516	531,377
2.50%, 04/27/26	365	401,051
3.05%, 01/29/24	50	54,356
3.20%, 05/16/24	558	612,996
Province of Quebec Canada 0.60%, 07/23/25	600	601,158
2.38%, 01/31/22	150	154,301
2.50%, 04/20/26	375	412,582
2.63%, 02/13/23	150	158,189
2.75%, 04/12/27	270	303,070
Series NJ, 7.50%, 07/15/23	100	119,518
Series NN, 7.13%, 02/09/24	250	305,502
Series PD, 7.50%, 09/15/29	425	655,469
Series QO, 2.88%, 10/16/24	400	438,892
Series QW, 2.50%, 04/09/24	250	268,345
Series QX, 1.50%, 02/11/25	449	467,979

		13,845,060

Chile — 0.0%
Chile Government International Bond 2.25%, 10/30/22	250	259,410
3.24%, 02/06/28 (Call 11/06/27)	410	458,236
3.25%, 09/14/21	100	103,018

		820,664

Colombia — 0.1%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	500	513,470
3.00%, 01/30/30 (Call 10/30/29)	250	257,382
3.88%, 04/25/27 (Call 01/25/27)	535	583,220
4.00%, 02/26/24 (Call 11/26/23)	205	219,412
4.50%, 01/28/26 (Call 10/28/25)	330	366,868
4.50%, 03/15/29 (Call 12/15/28)	250	282,740
8.13%, 05/21/24	240	291,698

		2,514,790

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	800	866,744

Security	Par (000)	Value

Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	$399	$440,943
5.38%, 03/25/24	434	499,816
5.75%, 11/22/23	78	89,633

		1,030,392

Indonesia — 0.1%
Indonesia Government International Bond 2.85%, 02/14/30	200	211,446
2.95%, 01/11/23	200	208,158
3.40%, 09/18/29	200	220,530
4.10%, 04/24/28	360	411,836
4.75%, 02/11/29	250	300,113

		1,352,083

Israel — 0.1%
Israel Government International Bond 2.75%, 07/03/30	475	522,775
2.88%, 03/16/26	375	412,493
4.00%, 06/30/22	200	212,296
State of Israel, 2.50%, 01/15/30	300	323,745

		1,471,309

Italy — 0.1%
Republic of Italy Government International Bond 2.38%, 10/17/24	300	310,749
2.88%, 10/17/29	520	535,439
6.88%, 09/27/23	354	413,079

		1,259,267

Japan — 0.2%
Japan Bank for International Cooperation 1.88%, 07/21/26	500	533,365
2.00%, 11/04/21	300	305,682
2.13%, 02/10/25	400	426,992
2.25%, 11/04/26	260	283,283
2.38%, 11/16/22	400	417,208
2.50%, 06/01/22	500	518,425
2.50%, 05/23/24	500	537,090
2.75%, 01/21/26	250	277,663
2.88%, 06/01/27	410	464,682
2.88%, 07/21/27	320	362,912
3.25%, 07/20/28	275	323,944
3.38%, 10/31/23	500	545,520
Japan International Cooperation Agency, 2.13%, 10/20/26	280	302,022

		5,298,788

Mexico — 0.2%
Mexico Government International Bond 3.25%, 04/16/30 (Call 01/16/30)	600	620,580
3.60%, 01/30/25	490	533,679
3.63%, 03/15/22	65	68,100
3.75%, 01/11/28	300	324,948
3.90%, 04/27/25 (Call 03/27/25)	390	429,932
4.00%, 10/02/23	551	601,180
4.13%, 01/21/26	300	334,008
4.15%, 03/28/27	550	612,826
4.50%, 04/22/29	650	733,421
8.00%, 09/24/22	65	73,916

		4,332,590

Panama — 0.1%
Panama Government International Bond 3.16%, 01/23/30 (Call 10/23/29)	300	328,014

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
3.75%, 03/16/25 (Call 12/16/24)	$250	$274,983
3.88%, 03/17/28 (Call 12/17/27)	260	297,125
4.00%, 09/22/24 (Call 06/22/24)	260	286,725
7.13%, 01/29/26	320	407,040
8.88%, 09/30/27	268	386,370

		1,980,257

Peru — 0.0%
Peruvian Government International Bond 4.13%, 08/25/27	330	385,381
7.35%, 07/21/25	315	405,184

		790,565

Philippines — 0.1%
Philippine Government International Bond 3.00%, 02/01/28	625	682,125
3.75%, 01/14/29	200	231,108
4.20%, 01/21/24	325	360,552
5.50%, 03/30/26	387	476,002
9.50%, 02/02/30	200	329,156
10.63%, 03/16/25	360	512,334

		2,591,277

Poland — 0.1%
Republic of Poland Government International Bond 3.00%, 03/17/23	425	451,592
3.25%, 04/06/26	382	431,706
4.00%, 01/22/24	325	362,765
5.00%, 03/23/22	709	760,573

		2,006,636

South Korea — 0.1%
Export-Import Bank of Korea 1.88%, 02/12/25	250	260,825
2.38%, 06/25/24	200	211,408
2.63%, 05/26/26	200	218,984
2.88%, 01/21/25	200	217,186
3.00%, 11/01/22	225	236,457
3.25%, 11/10/25	350	391,944
3.25%, 08/12/26	225	254,974
5.00%, 04/11/22	400	427,776
Korea International Bond 2.50%, 06/19/29	200	221,414
2.75%, 01/19/27	235	257,377
3.50%, 09/20/28	200	234,944
5.63%, 11/03/25	150	186,923

		3,120,212

Supranational — 2.1%
African Development Bank 2.13%, 11/16/22	350	364,381
2.38%, 09/23/21	428	437,604
3.00%, 09/20/23	500	541,510
Asian Development Bank 0.63%, 04/07/22	2,184	2,197,999
0.63%, 04/29/25	1,000	1,010,470
1.50%, 10/18/24	500	524,295
1.75%, 09/13/22	1,000	1,030,630
1.75%, 09/19/29	513	553,758
1.88%, 02/18/22	795	814,088
2.00%, 02/16/22(c)	275	282,076
2.00%, 01/22/25	470	503,079
2.00%, 04/24/26	550	596,288
2.50%, 11/02/27	6	6,765

Security	Par (000)	Value

Supranational (continued)
2.63%, 01/30/24	$525	$566,722
2.63%, 01/12/27	506	569,250
2.75%, 03/17/23	350	372,221
Corp. Andina de Fomento
2.13%, 09/27/21	525	532,056
4.38%, 06/15/22	400	423,244
Council of Europe Development Bank, 2.63%, 02/13/23	325	343,668
European Bank for Reconstruction & Development
0.25%, 07/10/23	600	600,066
1.88%, 02/23/22	238	243,745
2.13%, 03/07/22	350	359,947
2.75%, 03/07/23	300	318,768
European Investment Bank
0.25%, 09/15/23	500	500,230
1.38%, 09/15/21	450	455,368
1.38%, 05/15/23	400	412,500
1.63%, 03/14/25	1,000	1,056,790
1.88%, 02/10/25	723	771,282
2.00%, 12/15/22	50	52,041
2.13%, 10/15/21	75	76,601
2.13%, 04/13/26	600	655,662
2.25%, 03/15/22	1,064	1,097,388
2.25%, 08/15/22	855	888,918
2.38%, 06/15/22	880	914,003
2.38%, 05/24/27	384	429,005
2.50%, 03/15/23	1,118	1,182,397
2.63%, 05/20/22	2,000	2,082,560
2.63%, 03/15/24	300	324,789
2.88%, 08/15/23	560	603,624
3.13%, 12/14/23	520	568,849
3.25%, 01/29/24	590	649,820
Inter-American Development Bank
0.63%, 07/15/25	1,000	1,010,660
0.88%, 04/03/25	1,000	1,021,950
1.75%, 04/14/22	480	491,765
1.75%, 09/14/22	585	602,989
1.75%, 03/14/25	543	576,270
2.00%, 06/02/26	250	270,852
2.00%, 07/23/26	644	698,296
2.13%, 01/18/22	500	513,000
2.13%, 01/15/25	300	322,629
2.25%, 06/18/29	500	560,500
2.38%, 07/07/27	466	519,334
2.50%, 01/18/23	780	821,691
3.00%, 02/21/24	645	705,043
3.13%, 09/18/28	5	5,928
International Bank for Reconstruction & Development
0.63%, 04/22/25	1,000	1,011,200
1.38%, 09/20/21	50	50,602
1.50%, 08/28/24	200	209,360
1.63%, 02/10/22	244	248,900
1.63%, 01/15/25	1,000	1,053,880
1.75%, 04/19/23	50	51,986
1.88%, 10/07/22(c)	700	724,136
1.88%, 10/27/26	350	377,961
2.00%, 01/26/22	475	486,766
2.13%, 02/13/23(c)	200	209,224
2.13%, 03/03/25	276	297,453
2.50%, 03/19/24	1,070	1,153,599
2.50%, 11/25/24	1,695	1,848,652

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.50%, 07/29/25	$518	$570,769
3.00%, 09/27/23	1,735	1,881,104
3.13%, 11/20/25	25	28,470
7.63%, 01/19/23	900	1,056,699
International Finance Corp. 1.38%, 10/16/24	400	417,188
2.00%, 10/24/22	225	233,532
2.13%, 04/07/26	250	272,750
2.88%, 07/31/23	85	91,486
Nordic Investment Bank 2.13%, 02/01/22	250	256,642
2.25%, 05/21/24	250	267,960

		46,835,683

Sweden — 0.1%
Svensk Exportkredit AB 1.75%, 12/12/23	500	522,560
2.88%, 03/14/23	600	637,974

		1,160,534

Uruguay — 0.0%
Uruguay Government International Bond 4.38%, 10/27/27	305	354,358
4.50%, 08/14/24(c)	205	226,000
8.00%, 11/18/22	145	157,501

		737,859

Total Foreign Government Obligations — 4.1% (Cost: $87,846,294)		92,014,710

Municipal Debt Obligations

California — 0.1%
State of California GO 2.50%, 10/01/29	250	271,988
3.38%, 04/01/25	200	224,832
State of California GO BAB, 5.70%, 11/01/21	300	318,666
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	277,027
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	244,603
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	197,950
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	252,408

		1,787,474

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(c)	255	259,181

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	249,102
Series B, 0.00%, 02/15/23 (AGM)(f)	600	583,098

		832,200

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	241,108
Series B, 5.68%, 06/30/28 (NPFGC)	255	318,954

		560,062

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	85	111,003

Security	Par (000)	Value

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	$250	$273,388

Total Municipal Debt Obligations — 0.2% (Cost: $3,632,101)		3,823,308

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	2,555	2,621,200
Federal Home Loan Banks 1.13%, 07/14/21	525	529,489
1.38%, 09/28/20	500	500,480
2.13%, 06/09/23	5,000	5,259,750
2.63%, 10/01/20	315	315,646
2.75%, 12/13/24	300	330,054
2.88%, 09/11/20	600	600,450
3.00%, 12/09/22	2,095	2,223,465
3.00%, 03/10/28	75	87,111
3.13%, 06/13/25	3,730	4,200,987
3.25%, 06/09/28	300	356,811
Federal Home Loan Mortgage Corp. 0.38%, 07/21/25	650	648,603
1.50%, 02/12/25	3,400	3,567,280
2.38%, 02/16/21	2,260	2,282,894
2.38%, 01/13/22	1,250	1,288,137
2.75%, 06/19/23	2,000	2,140,400
Federal National Mortgage Association 0.25%, 07/10/23	4,000	4,000,000
0.50%, 06/17/25	2,112	2,119,878
0.88%, 08/05/30	1,315	1,294,118
1.25%, 05/06/21	550	554,158
1.38%, 02/26/21	625	628,800
1.38%, 10/07/21	3,850	3,901,782
1.75%, 07/02/24	380	400,980
1.88%, 04/05/22	750	770,572
1.88%, 09/24/26	1,106	1,194,038
2.00%, 01/05/22	1,100	1,127,522
2.00%, 10/05/22	400	415,148
2.38%, 01/19/23	670	704,518
2.63%, 01/11/22	355	366,978
2.63%, 09/06/24	1,250	1,367,262
6.25%, 05/15/29	1,060	1,531,742
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,410

		47,355,663

U.S. Government Obligations — 57.6%
U.S. Treasury Note/Bond
0.13%, 04/30/22	6,000	5,998,828
0.13%, 05/31/22	5,000	4,998,633
0.13%, 07/31/22	3,000	2,999,180
0.25%, 04/15/23	2,000	2,005,625
0.25%, 05/31/25	4,000	3,999,688
0.25%, 06/30/25	4,000	3,998,438
0.25%, 07/31/25	4,000	3,997,188
0.25%, 08/31/25	11,000	10,992,266
0.38%, 03/31/22	5,500	5,520,625
0.38%, 04/30/25	4,000	4,023,125
0.38%, 07/31/27	7,000	6,952,969
0.50%, 03/31/25	2,500	2,529,297
0.50%, 04/30/27	2,000	2,006,250

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 05/31/27	$8,900	$8,922,250
0.50%, 06/30/27	7,000	7,015,312
0.50%, 08/31/27	12,000	12,015,000
0.63%, 03/31/27	850	859,961
0.63%, 05/15/30	22,100	21,986,047
0.63%, 08/15/30	15,000	14,901,562
1.13%, 09/30/21	20,000	20,211,719
1.13%, 02/28/25	4,000	4,159,688
1.13%, 02/28/27	8,800	9,189,813
1.25%, 10/31/21	10,000	10,128,516
1.25%, 07/31/23	4,500	4,643,789
1.38%, 06/30/23	16,600	17,175,812
1.38%, 08/31/23	20,200	20,938,562
1.38%, 09/30/23	5,600	5,810,000
1.50%, 10/31/21	6,000	6,094,453
1.50%, 01/31/22	18,050	18,394,783
1.50%, 02/28/23	2,100	2,171,039
1.50%, 03/31/23	2,000	2,070,000
1.50%, 10/31/24	15,000	15,795,703
1.50%, 11/30/24	7,000	7,377,344
1.50%, 08/15/26	10,000	10,657,812
1.50%, 02/15/30	3,200	3,448,500
1.63%, 12/31/21	15,000	15,295,312
1.63%, 08/15/22	7,050	7,254,064
1.63%, 08/31/22	1,900	1,956,258
1.63%, 11/15/22	9,019	9,313,527
1.63%, 04/30/23	1,250	1,299,219
1.63%, 05/31/23	1,000	1,040,547
1.63%, 10/31/23	6,000	6,277,031
1.63%, 02/15/26	9,700	10,380,516
1.63%, 05/15/26	11,000	11,790,625
1.63%, 11/30/26	6,000	6,450,000
1.63%, 08/15/29	5,000	5,436,719
1.75%, 02/28/22	194	198,653
1.75%, 03/31/22	4,200	4,306,312
1.75%, 05/15/22	13,600	13,970,813
1.75%, 05/31/22	10,800	11,102,484
1.75%, 06/30/22	6,000	6,176,016
1.75%, 09/30/22	11,900	12,297,906
1.75%, 01/31/23	7,400	7,687,328
1.75%, 05/15/23	4,145	4,324,725
1.75%, 12/31/24	10,000	10,655,469
1.75%, 11/15/29(c)	2,500	2,750,000
1.88%, 11/30/21	6,000	6,129,141
1.88%, 01/31/22	15,800	16,185,125
1.88%, 02/28/22	35,750	36,674,473
1.88%, 03/31/22	30,200	31,023,422
1.88%, 04/30/22	4,000	4,115,156
1.88%, 05/31/22	8,100	8,344,582
1.88%, 07/31/22	11,700	12,087,562
1.88%, 08/31/22	5,000	5,172,852
1.88%, 09/30/22	5,000	5,179,687
1.88%, 10/31/22	7,300	7,573,750
1.88%, 08/31/24	4,500	4,798,477
2.00%, 10/31/21	1,000	1,021,523
2.00%, 11/15/21	9,600	9,814,125
2.00%, 12/31/21	13,520	13,853,775
2.00%, 02/15/22	9,500	9,755,684
2.00%, 07/31/22	7,000	7,248,281
2.00%, 11/30/22	13,200	13,750,687

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 02/15/23	$5,345	$5,588,030
2.00%, 04/30/24	10,550	11,248,113
2.00%, 05/31/24	6,000	6,404,062
2.00%, 06/30/24	12,000	12,825,000
2.00%, 02/15/25	17,000	18,326,797
2.00%, 08/15/25	22,400	24,298,750
2.00%, 11/15/26	14,400	15,806,250
2.13%, 09/30/21	18,000	18,383,906
2.13%, 12/31/21	5,650	5,798,533
2.13%, 05/15/22	12,350	12,766,330
2.13%, 06/30/22	8,000	8,289,062
2.13%, 12/31/22	9,400	9,833,281
2.13%, 11/30/23	9,300	9,889,969
2.13%, 02/29/24	25,300	27,015,656
2.13%, 03/31/24	26,000	27,799,687
2.13%, 07/31/24	7,750	8,330,645
2.13%, 09/30/24	3,000	3,232,500
2.13%, 11/30/24	6,000	6,481,406
2.13%, 05/15/25	14,800	16,095,000
2.25%, 12/31/23	8,000	8,552,500
2.25%, 01/31/24	6,300	6,744,937
2.25%, 04/30/24	13,500	14,515,664
2.25%, 10/31/24	17,000	18,430,391
2.25%, 11/15/24	14,000	15,188,906
2.25%, 11/15/25	12,000	13,210,313
2.25%, 02/15/27	7,900	8,816,523
2.25%, 08/15/27	15,000	16,823,437
2.25%, 11/15/27	19,300	21,700,437
2.38%, 03/15/22	3,000	3,102,891
2.38%, 08/15/24	11,200	12,157,250
2.38%, 05/15/27	4,000	4,508,125
2.38%, 05/15/29	6,000	6,899,062
2.50%, 01/15/22	5,000	5,161,133
2.50%, 02/15/22	7,400	7,653,219
2.50%, 03/31/23	2,300	2,439,617
2.50%, 08/15/23	2,040	2,181,366
2.50%, 05/15/24	21,025	22,818,695
2.63%, 06/30/23	4,750	5,082,129
2.63%, 01/31/26	13,000	14,609,766
2.63%, 02/15/29	7,922	9,248,935
2.75%, 04/30/23	2,300	2,459,383
2.75%, 07/31/23	10,400	11,185,688
2.75%, 11/15/23	7,150	7,740,434
2.75%, 06/30/25	15,000	16,790,625
2.75%, 08/31/25	250	280,703
2.75%, 02/15/28	23,690	27,561,834
2.88%, 09/30/23	8,000	8,667,500
2.88%, 04/30/25	15,350	17,217,184
2.88%, 05/31/25	1,900	2,134,977
2.88%, 07/31/25	2,000	2,254,375
2.88%, 11/30/25	3,500	3,969,219
2.88%, 08/15/28	25,150	29,692,719
3.00%, 09/30/25	5,200	5,912,562
5.25%, 11/15/28	10,750	14,804,766
5.25%, 02/15/29	3,650	5,058,102
5.50%, 08/15/28	8,500	11,781,797
6.00%, 02/15/26	2,500	3,262,500
6.50%, 11/15/26	4,000	5,497,188
6.75%, 08/15/26	1,000	1,376,172
6.88%, 08/15/25	2,000	2,647,188

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
7.50%, 11/15/24	$3,750	$4,889,941
7.63%, 11/15/22	1,000	1,164,141
8.00%, 11/15/21	3,700	4,047,164

		1,285,336,038

Total U.S. Government & Agency Obligations — 59.7% (Cost: $1,268,712,139)		1,332,691,701

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(g)(h)(i)	17,980	17,979,950

Total Short-Term Investments — 0.8% (Cost: $17,979,950)		17,979,950

Total Investments in Securities — 100.1% (Cost: $2,119,243,304)		2,235,644,451

Other Assets, Less Liabilities — (0.1)%		(1,794,727)

Net Assets — 100.0%		$2,233,849,724

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$17,018,387	$961,563	(a)	$—	$—	$—	$17,979,950	17,980	$50,610	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$789,134,782	$—	$789,134,782
Foreign Government Obligations	—	92,014,710	—	92,014,710
Municipal Debt Obligations	—	3,823,308	—	3,823,308
U.S. Government & Agency Obligations	—	1,332,691,701	—	1,332,691,701
Money Market Funds	17,979,950	—	—	17,979,950

	$17,979,950	$2,217,664,501	$—	$2,235,644,451

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 101.7%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$36	$109,951
2.00%, 05/01/28	22	22,425
2.00%, 08/01/28	305	317,855
2.00%, 09/01/28	56	200,963
2.00%, 12/01/28	49	51,137
2.00%, 01/01/30	238	248,226
2.37%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	40	40,132
2.39%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	136	141,365
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	461	479,011
2.50%, 12/01/25	697	730,706
2.50%, 03/01/27	64	66,714
2.50%, 06/01/27	64	67,606
2.50%, 07/01/27	530	556,020
2.50%, 08/01/27	569	1,152,453
2.50%, 09/01/27	1,315	1,381,364
2.50%, 11/01/27	534	560,545
2.50%, 12/01/27	9	9,466
2.50%, 01/01/28	17	17,848
2.50%, 02/01/28	7,929	8,457,149
2.50%, 03/01/28	1,235	1,299,385
2.50%, 04/01/28	671	852,510
2.50%, 05/01/28	22	177,355
2.50%, 06/01/28	73	267,257
2.50%, 07/01/28	732	767,522
2.50%, 09/01/28	72	146,091
2.50%, 07/01/29	487	3,662,552
2.50%, 08/01/29	305	402,986
2.50%, 10/01/29	284	299,049
2.50%, 12/01/29	2,523	2,653,687
2.50%, 01/01/30	978	14,613,815
2.50%, 02/01/30	190	1,778,340
2.50%, 03/01/30	186	7,426,445
2.50%, 04/01/30	393	8,934,662
2.50%, 05/01/30	1,893	8,909,403
2.50%, 06/01/30	21,930	23,516,692
2.50%, 07/01/30	362	1,559,028
2.50%, 08/01/30	26	1,185,315
2.50%, 09/01/30	495	758,142
2.50%, 10/01/30	16	16,666
2.50%, 12/01/30	22	22,798
2.50%, 01/01/31	65	84,003
2.50%, 04/01/31	11	11,055
2.50%, 06/01/31	1,416	1,496,206
2.50%, 08/01/31	2,070	2,188,020
2.50%, 09/01/31	1,200	1,870,356
2.50%, 10/01/31	694	10,278,420
2.50%, 11/01/31	2,370	10,097,403
2.50%, 12/01/31	14,116	26,669,361
2.50%, 01/01/32	28,296	30,568,298
2.50%, 02/01/32	11,647	20,978,887
2.50%, 07/01/32	692	2,926,377
2.50%, 08/01/32	1,671	3,204,095
2.50%, 09/01/32	6,484	15,084,213
2.50%, 10/01/32	1,227	2,920,820
2.50%, 11/01/32	28,924	30,428,098
2.50%, 12/01/32	942	1,593,315
2.50%, 01/01/33	4,064	13,723,628

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/33	$1,925		$2,046,896
2.50%, 04/01/33	1,056		2,881,144
2.50%, 08/01/33	568		602,153
2.50%, 06/01/34	1,546		1,618,378
2.50%, 01/01/43	117		125,369
2.50%, 02/01/43	171		1,493,372
2.50%, 03/01/43	161		172,531
2.50%, 04/01/43	53		621,445
2.50%, 06/01/43	505		539,672
2.50%, 07/01/43	2,160		2,306,259
2.50%, 08/01/43	274		292,425
2.50%, 04/01/45	196		207,620
2.50%, 07/01/45	46		49,171
2.50%, 01/01/46	181		191,372
2.50%, 11/01/46	139		147,009
2.50%, 12/01/46	1,609		1,703,348
2.50%, 01/01/47	60		1,878,706
2.50%, 02/01/47	37		38,836
2.50%, 03/01/47	3,680		3,895,290
2.76%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	55		57,904
2.90%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	693		723,259
3.00%, 01/01/21	0	(b)	285
3.00%, 01/01/21	3		5,246
3.00%, 08/01/21	0	(b)	428
3.00%, 09/01/21	24		35,482
3.00%, 09/01/21	0	(b)	491
3.00%, 10/01/21	27		27,534
3.00%, 12/01/21	22		21,835
3.00%, 10/01/22	8		8,884
3.00%, 12/01/22	27		33,959
3.00%, 02/01/23	58		60,774
3.00%, 12/01/25	18		19,166
3.00%, 01/01/26	32		34,141
3.00%, 10/01/26	436		458,687
3.00%, 11/01/26	319		526,909
3.00%, 12/01/26	36		412,808
3.00%, 01/01/27	26		26,893
3.00%, 02/01/27	547		1,202,523
3.00%, 03/01/27	18		18,704
3.00%, 04/01/27	199		1,570,838
3.00%, 05/01/27	132		6,602,881
3.00%, 06/01/27	283		2,526,256
3.00%, 07/01/27	162		170,526
3.00%, 08/01/27	88		658,138
3.00%, 09/01/27	238		6,831,615
3.00%, 11/01/27	873		1,096,217
3.00%, 12/01/27	369		626,876
3.00%, 01/01/28	65		183,668
3.00%, 04/01/28	74		78,087
3.00%, 05/01/28	464		490,278
3.00%, 06/01/28	587		1,658,390
3.00%, 07/01/28	27		27,866
3.00%, 09/01/28	3,301		3,673,495
3.00%, 10/01/28	346		824,858
3.00%, 11/01/28	139		146,732
3.00%, 01/01/29	593		626,639
3.00%, 04/01/29	6		5,706,766
3.00%, 05/01/29	8,095		9,567,834
3.00%, 06/01/29	641		677,499
3.00%, 07/01/29	792		992,657

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/29	$69	$73,127
3.00%, 10/01/29	11	280,886
3.00%, 11/01/29	1,352	2,030,097
3.00%, 12/01/29	382	2,390,266
3.00%, 01/01/30	321	339,512
3.00%, 02/01/30	3,815	4,046,729
3.00%, 03/01/30	35	711,511
3.00%, 05/01/30	4,259	5,096,444
3.00%, 06/01/30	3,911	6,527,647
3.00%, 07/01/30	3,065	3,645,156
3.00%, 08/01/30	390	714,546
3.00%, 09/01/30	3,752	4,625,429
3.00%, 10/01/30	1,083	1,142,253
3.00%, 11/01/30	1,009	1,617,454
3.00%, 12/01/30	1,143	1,205,095
3.00%, 01/01/31	2,015	2,138,537
3.00%, 02/01/31	7,982	8,414,230
3.00%, 03/01/31	4,527	4,905,398
3.00%, 05/01/31	11,948	12,595,698
3.00%, 06/01/31	7,507	10,142,666
3.00%, 07/01/31	701	738,484
3.00%, 09/01/31	2,307	2,432,042
3.00%, 12/01/31	996	1,067,687
3.00%, 01/01/32	3,629	3,825,893
3.00%, 02/01/32	735	937,674
3.00%, 03/01/32	1,345	7,706,002
3.00%, 07/01/32	535	568,950
3.00%, 08/01/32	2,071	2,208,333
3.00%, 09/01/32	2,917	5,334,451
3.00%, 10/01/32	699	749,570
3.00%, 11/01/32	1,695	10,894,788
3.00%, 12/01/32	1,383	11,158,258
3.00%, 01/01/33	1,395	7,288,542
3.00%, 02/01/33	5,385	6,392,409
3.00%, 03/01/33	178	187,166
3.00%, 05/01/33	1,342	21,103,810
3.00%, 08/01/33	1,506	1,606,493
3.00%, 11/01/33	952	1,021,968
3.00%, 03/01/42	57	61,629
3.00%, 08/01/42	14	15,344
3.00%, 10/01/42	1,206	1,294,329
3.00%, 11/01/42	1,590	27,844,239
3.00%, 12/01/42	49	94,673
3.00%, 01/01/43	3,112	9,337,442
3.00%, 02/01/43	197	7,457,124
3.00%, 03/01/43	1,553	2,342,682
3.00%, 04/01/43	1,379	1,480,069
3.00%, 05/01/43	1,821	2,000,212
3.00%, 06/01/43	1,832	2,078,214
3.00%, 07/01/43	2,824	4,384,662
3.00%, 08/01/43	305	1,789,165
3.00%, 09/01/43	2,528	4,178,410
3.00%, 10/01/43	1,735	1,877,352
3.00%, 04/01/44	64	67,713
3.00%, 01/01/45	19	19,895
3.00%, 02/01/45	3,544	3,832,940
3.00%, 03/01/45	224	675,367
3.00%, 04/01/45	58,866	63,261,290
3.00%, 05/01/45	1,782	15,045,652
3.00%, 06/01/45	1,715	1,880,698

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/45	$3,611		$4,274,249
3.00%, 08/01/45	653		1,231,692
3.00%, 10/01/45	412		438,005
3.00%, 11/01/45	1,108		1,188,326
3.00%, 12/01/45	14,030		15,383,117
3.00%, 01/01/46	4,210		4,471,967
3.00%, 02/01/46	283		326,816
3.00%, 03/01/46	50,988		53,914,382
3.00%, 04/01/46	186		1,084,932
3.00%, 05/01/46	1,313		1,388,486
3.00%, 06/01/46	2,684		2,837,665
3.00%, 07/01/46	1,210		1,327,139
3.00%, 08/01/46	27,706		37,332,134
3.00%, 09/01/46	11,147		27,813,417
3.00%, 10/01/46	220		57,162,239
3.00%, 11/01/46	18,985		74,408,351
3.00%, 12/01/46	90,174		115,162,649
3.00%, 01/01/47	23,482		26,996,896
3.00%, 02/01/47	64,178		110,993,426
3.00%, 03/01/47	2,123		2,245,133
3.00%, 04/01/47	1,978		2,134,889
3.00%, 05/01/47	29,873		32,017,094
3.00%, 06/01/47	21,851		23,438,764
3.00%, 07/01/47	1,661		33,279,343
3.00%, 08/01/47	5,431		5,741,892
3.00%, 10/01/47	9,033		9,550,444
3.00%, 11/01/47	1,466		1,567,337
3.00%, 12/01/47	1,108		34,792,396
3.00%, 01/01/48	248		5,303,486
3.00%, 02/01/48	1,684		1,812,879
3.00%, 07/01/48	1,344		1,415,164
3.00%, 10/01/48	1,182		1,250,321
3.00%, 11/01/48	2,295		2,417,526
3.00%, 07/01/50	26,134		27,744,349
3.00%, 08/01/50	25,863		27,697,991
3.10%, 08/01/41, (12 mo. LIBOR US + 1.763%)(a)	95		99,497
3.17%, 12/01/38, (12 mo. LIBOR US + 1.762%)(a)	477		500,142
3.29%, 11/01/41, (12 mo. LIBOR US + 1.891%)(a)	725		764,873
3.50%, 01/01/21	4		8,363
3.50%, 01/01/21	0	(b)	193
3.50%, 03/01/21	1		18,997
3.50%, 04/01/21	45		45,124
3.50%, 07/01/21	7		7,239
3.50%, 08/01/23	5		4,932
3.50%, 10/01/23	55		82,676
3.50%, 11/01/23	5		5,122
3.50%, 10/01/25	35		196,455
3.50%, 11/01/25	1,969		7,007,843
3.50%, 12/01/25	14		58,317
3.50%, 01/01/26	41		242,817
3.50%, 02/01/26	474		774,115
3.50%, 03/01/26	1,407		1,526,134
3.50%, 04/01/26	122		171,511
3.50%, 05/01/26	31		60,105
3.50%, 06/01/26	484		527,712
3.50%, 07/01/26	378		500,814
3.50%, 08/01/26	705		934,444
3.50%, 09/01/26	19		19,812
3.50%, 10/01/26	1,832		1,956,419
3.50%, 01/01/27	55		58,508

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/27	$5	$4,998
3.50%, 03/01/27	361	385,440
3.50%, 04/01/27	28	30,191
3.50%, 01/01/28	444	473,247
3.50%, 12/01/28	92	141,045
3.50%, 02/01/29	36	38,786
3.50%, 03/01/29	23	25,064
3.50%, 06/01/29	1,659	2,197,120
3.50%, 07/01/29	241	257,542
3.50%, 08/01/29	350	372,903
3.50%, 09/01/29	38	50,798
3.50%, 10/01/29	1,008	2,199,459
3.50%, 11/01/29	15	15,899
3.50%, 01/01/30	24	25,835
3.50%, 02/01/30	185	197,339
3.50%, 06/01/30	260	281,475
3.50%, 09/01/30	35	37,303
3.50%, 05/01/31	2,104	4,863,476
3.50%, 01/01/32	953	2,152,408
3.50%, 03/01/32	354	374,540
3.50%, 04/01/32	2,207	4,068,985
3.50%, 05/01/32	788	3,196,473
3.50%, 06/01/32	1,937	3,695,393
3.50%, 07/01/32	1,527	3,493,940
3.50%, 09/01/32	3,276	3,470,243
3.50%, 01/01/33	382	1,662,107
3.50%, 02/01/33	1,017	1,101,886
3.50%, 03/01/33	2,394	3,354,556
3.50%, 06/01/33	2,425	2,617,214
3.50%, 07/01/33	1,619	1,725,601
3.50%, 09/01/33	1,769	1,893,691
3.50%, 05/01/35	11,708	12,835,496
3.50%, 03/01/38	16,098	17,120,345
3.50%, 06/01/38	20,770	21,910,128
3.50%, 02/01/41	29	31,528
3.50%, 10/01/41	31	34,099
3.50%, 11/01/41	1,571	1,852,196
3.50%, 01/01/42	372	403,538
3.50%, 02/01/42	518	604,739
3.50%, 03/01/42	3,270	3,759,229
3.50%, 04/01/42	1,151	1,865,608
3.50%, 05/01/42	2,250	2,570,565
3.50%, 06/01/42	729	1,087,316
3.50%, 08/01/42	126	136,427
3.50%, 09/01/42	6,078	8,304,199
3.50%, 10/01/42	1,904	3,074,478
3.50%, 11/01/42	1,794	1,948,391
3.50%, 01/01/43	1,685	1,829,599
3.50%, 02/01/43	1,341	1,849,827
3.50%, 04/01/43	23	25,349
3.50%, 06/01/43	2,240	5,417,709
3.50%, 07/01/43	2,224	3,589,053
3.50%, 08/01/43	31	34,115
3.50%, 09/01/43	34	36,626
3.50%, 01/01/44	537	582,135
3.50%, 08/01/44	232	1,185,847
3.50%, 09/01/44	3,850	4,169,531
3.50%, 10/01/44	3,201	25,200,195
3.50%, 11/01/44	474	845,045
3.50%, 12/01/44	9,833	10,720,245

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/45	$1,494		$2,097,572
3.50%, 03/01/45	10,421		11,391,050
3.50%, 04/01/45	9		9,777
3.50%, 05/01/45	132		141,079
3.50%, 06/01/45	1,088		1,184,672
3.50%, 07/01/45	2,300		2,558,014
3.50%, 08/01/45	1,489		18,414,395
3.50%, 09/01/45	24		25,523
3.50%, 11/01/45	247		983,316
3.50%, 12/01/45	6,834		16,887,904
3.50%, 01/01/46	1,876		12,925,404
3.50%, 03/01/46	5,102		52,079,497
3.50%, 04/01/46	4,865		5,764,873
3.50%, 05/01/46	10,700		45,965,989
3.50%, 06/01/46	8,183		12,111,942
3.50%, 07/01/46	1,194		14,843,654
3.50%, 08/01/46	8,857		14,392,847
3.50%, 09/01/46	5,991		17,349,270
3.50%, 10/01/46	1,291		1,637,616
3.50%, 11/01/46	1,529		2,949,397
3.50%, 12/01/46	3,119		16,289,530
3.50%, 01/01/47	824		4,265,188
3.50%, 02/01/47	14,031		16,689,746
3.50%, 03/01/47	22,454		23,744,507
3.50%, 04/01/47	2,077		11,287,009
3.50%, 05/01/47	7,688		17,568,907
3.50%, 06/01/47	550		581,547
3.50%, 07/01/47	10,961		22,724,754
3.50%, 08/01/47	627		8,947,061
3.50%, 09/01/47	40,882		70,581,163
3.50%, 10/01/47	2,350		2,884,457
3.50%, 11/01/47	3,099		6,004,133
3.50%, 12/01/47	4,069		20,566,732
3.50%, 01/01/48	18,988		24,674,867
3.50%, 02/01/48	9,170		108,757,446
3.50%, 03/01/48	19,326		42,721,508
3.50%, 04/01/48	5,221		10,741,167
3.50%, 05/01/48	13,333		26,671,313
3.50%, 04/01/49	8,676		16,024,298
3.50%, 05/01/49	2,005		2,158,998
3.50%, 06/01/49	3,460		3,725,800
3.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	397		412,977
3.86%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	357		374,350
3.90%, 12/01/33, (12 mo. LIBOR US + 2.250%)(a)	57		58,891
3.90%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	11		11,785
3.92%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	318		334,024
4.00%, 09/01/20	0	(b)	29
4.00%, 10/01/20	0	(b)	9
4.00%, 12/01/20	0	(b)	89
4.00%, 04/01/21	64		63,912
4.00%, 04/01/23	0	(b)	302
4.00%, 04/01/24	5		12,484
4.00%, 04/01/24	0	(b)	342
4.00%, 05/01/24	11		40,968
4.00%, 06/01/24	2		2,167
4.00%, 07/01/24	8		14,988
4.00%, 08/01/24	3		3,558
4.00%, 09/01/24	17		18,081
4.00%, 11/01/24	12		20,213
4.00%, 12/01/24	3		25,269

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/25	$10	$19,799
4.00%, 02/01/25	2	48,422
4.00%, 03/01/25	11	25,431
4.00%, 04/01/25	10	48,842
4.00%, 05/01/25	1,187	1,278,375
4.00%, 06/01/25	2	24,636
4.00%, 07/01/25	7	25,245
4.00%, 08/01/25	3	81,798
4.00%, 09/01/25	1	1,406
4.00%, 10/01/25	773	890,694
4.00%, 02/01/26	783	844,381
4.00%, 03/01/26	2	2,251
4.00%, 04/01/26	13	15,896
4.00%, 05/01/26	32	46,296
4.00%, 07/01/26	24	25,057
4.00%, 11/01/28	30	32,435
4.00%, 05/01/33	3,191	3,383,611
4.00%, 09/01/33	1	1,591
4.00%, 11/01/33	78	83,250
4.00%, 01/01/34	608	644,546
4.00%, 11/01/34	939	1,045,032
4.00%, 07/01/38	6,286	6,787,762
4.00%, 04/01/39	4	37,618
4.00%, 06/01/39	44	60,652
4.00%, 07/01/39	30	155,333
4.00%, 08/01/39	18	19,691
4.00%, 09/01/39	14	21,197
4.00%, 10/01/39	38	99,107
4.00%, 11/01/39	31	34,278
4.00%, 12/01/39	24	62,435
4.00%, 01/01/40	81	89,350
4.00%, 02/01/40	20	22,535
4.00%, 03/01/40	9	10,185
4.00%, 05/01/40	34	37,549
4.00%, 06/01/40	12	13,228
4.00%, 09/01/40	30	36,263
4.00%, 10/01/40	89	344,232
4.00%, 12/01/40	253	2,214,482
4.00%, 01/01/41	312	344,305
4.00%, 02/01/41	64	654,273
4.00%, 04/01/41	59	102,085
4.00%, 06/01/41	60	66,416
4.00%, 07/01/41	42	46,225
4.00%, 08/01/41	81	113,917
4.00%, 09/01/41	3,275	6,263,282
4.00%, 10/01/41	30	293,622
4.00%, 11/01/41	7	745,211
4.00%, 12/01/41	108	182,411
4.00%, 01/01/42	57	83,903
4.00%, 02/01/42	10,021	11,071,155
4.00%, 03/01/42	16	113,161
4.00%, 05/01/42	308	340,118
4.00%, 07/01/42	680	766,738
4.00%, 08/01/42	3,547	3,919,524
4.00%, 04/01/43	4,359	4,795,289
4.00%, 08/01/43	164	694,541
4.00%, 10/01/43	584	638,106
4.00%, 11/01/43	10	10,505
4.00%, 12/01/43	1,568	1,742,017
4.00%, 01/01/44	100	147,811

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/44	$1,413	$2,596,829
4.00%, 03/01/44	47	51,772
4.00%, 04/01/44	576	1,036,106
4.00%, 05/01/44	653	1,206,196
4.00%, 06/01/44	1,547	2,816,685
4.00%, 07/01/44	1,507	6,785,354
4.00%, 08/01/44	60	72,882
4.00%, 09/01/44	1,028	1,187,470
4.00%, 10/01/44	685	749,275
4.00%, 11/01/44	754	835,680
4.00%, 12/01/44	2,454	3,493,924
4.00%, 01/01/45	1,806	2,488,903
4.00%, 02/01/45	10,546	13,720,931
4.00%, 04/01/45	11,948	13,470,680
4.00%, 06/01/45	33	36,332
4.00%, 07/01/45	3,148	3,459,893
4.00%, 08/01/45	42	45,369
4.00%, 09/01/45	6,368	7,187,040
4.00%, 10/01/45	2,593	3,268,236
4.00%, 11/01/45	1,068	1,180,494
4.00%, 12/01/45	1,193	1,306,191
4.00%, 01/01/46	420	2,748,510
4.00%, 02/01/46	2,348	2,601,615
4.00%, 03/01/46	2,773	3,506,188
4.00%, 04/01/46	1,592	1,721,205
4.00%, 05/01/46	9,830	13,838,871
4.00%, 06/01/46	257	323,989
4.00%, 07/01/46	453	5,012,724
4.00%, 08/01/46	231	249,670
4.00%, 09/01/46	2,413	2,605,100
4.00%, 10/01/46	2,588	2,828,092
4.00%, 11/01/46	40,019	43,201,583
4.00%, 12/01/46	84	91,612
4.00%, 01/01/47	434	481,847
4.00%, 02/01/47	10,550	14,135,885
4.00%, 04/01/47	516	560,888
4.00%, 06/01/47	9	7,793,750
4.00%, 07/01/47	1,630	3,505,378
4.00%, 08/01/47	2,899	8,611,704
4.00%, 09/01/47	323	346,398
4.00%, 10/01/47	1,383	3,072,063
4.00%, 11/01/47	5,803	9,176,225
4.00%, 12/01/47	6,264	15,232,334
4.00%, 01/01/48	767	11,050,168
4.00%, 02/01/48	3,389	24,735,199
4.00%, 04/01/48	1,290	2,778,384
4.00%, 05/01/48	1,162	1,683,764
4.00%, 06/01/48	10,351	38,413,013
4.00%, 07/01/48	55,122	58,997,053
4.00%, 08/01/48	5,343	5,689,238
4.00%, 09/01/48	44,695	50,855,560
4.00%, 10/01/48	10,341	35,160,451
4.00%, 11/01/48	2,023	3,272,033
4.00%, 12/01/48	9,153	9,886,938
4.00%, 01/01/49	179	25,369,168
4.00%, 02/01/49	189	71,781,142
4.00%, 03/01/49	1,633	2,750,180
4.00%, 04/01/49	5,525	6,068,444
4.00%, 05/01/49	2,700	2,895,079
4.00%, 05/01/50	30,844	33,339,212

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	$637		$663,542
4.50%, 09/01/20	0	(b)	3
4.50%, 12/01/20	0	(b)	97
4.50%, 01/01/21	0	(b)	157
4.50%, 06/01/21	0	(b)	252
4.50%, 04/01/22	27		27,684
4.50%, 03/01/23	3		2,591
4.50%, 04/01/23	3		3,001
4.50%, 05/01/23	29		38,205
4.50%, 05/01/23	0	(b)	310
4.50%, 06/01/23	3		3,544
4.50%, 01/01/24	6		8,118
4.50%, 02/01/24	2		1,614
4.50%, 04/01/24	30		31,266
4.50%, 07/01/24	79		343,960
4.50%, 08/01/24	120		125,037
4.50%, 09/01/24	222		249,735
4.50%, 10/01/24	309		328,582
4.50%, 11/01/24	35		48,580
4.50%, 04/01/25	11		15,979
4.50%, 05/01/25	3		3,069
4.50%, 07/01/25	10		10,558
4.50%, 08/01/25	20		37,191
4.50%, 09/01/25	24		25,671
4.50%, 09/01/26	33		34,585
4.50%, 08/01/30	1,323		1,451,535
4.50%, 08/01/33	3		3,498
4.50%, 03/01/34	1		1,115
4.50%, 04/01/34	2		3,479
4.50%, 05/01/34	0	(b)	428
4.50%, 06/01/34	1		1,416
4.50%, 06/01/35	3		3,166
4.50%, 08/01/35	47		87,043
4.50%, 10/01/35	3		6,324
4.50%, 11/01/35	27		30,305
4.50%, 01/01/36	7		7,949
4.50%, 08/01/36	13		14,608
4.50%, 06/01/38	76		84,761
4.50%, 07/01/38	3		3,588
4.50%, 10/01/38	1		1,086
4.50%, 02/01/39	2		84,811
4.50%, 03/01/39	3,994		5,046,022
4.50%, 04/01/39	1		84,300
4.50%, 05/01/39	4,191		4,939,365
4.50%, 06/01/39	55		165,693
4.50%, 07/01/39	20		387,206
4.50%, 08/01/39	6		132,968
4.50%, 09/01/39	55		567,740
4.50%, 10/01/39	4,724		5,466,432
4.50%, 11/01/39	11		148,406
4.50%, 12/01/39	43		201,374
4.50%, 01/01/40	24		134,118
4.50%, 02/01/40	24		643,972
4.50%, 03/01/40	17		19,107
4.50%, 04/01/40	169		205,819
4.50%, 05/01/40	14		141,980
4.50%, 06/01/40	5		48,598
4.50%, 07/01/40	44		116,824
4.50%, 08/01/40	32		431,599
4.50%, 09/01/40	2,955		3,482,519

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/40	$32	$35,969
4.50%, 11/01/40	3	2,958
4.50%, 01/01/41	5	11,786
4.50%, 02/01/41	677	6,527,746
4.50%, 03/01/41	220	381,867
4.50%, 04/01/41	55	315,878
4.50%, 05/01/41	5,567	6,530,927
4.50%, 06/01/41	8	9,703,237
4.50%, 07/01/41	42	180,229
4.50%, 08/01/41	1,026	1,495,412
4.50%, 10/01/41	69	390,529
4.50%, 11/01/41	20	22,097
4.50%, 01/01/42	9	10,649
4.50%, 03/01/42	42	60,901
4.50%, 05/01/42	4,056	4,550,936
4.50%, 09/01/43	1,169	2,331,398
4.50%, 10/01/43	1,060	1,990,656
4.50%, 11/01/43	52	441,041
4.50%, 12/01/43	25	401,912
4.50%, 01/01/44	258	288,832
4.50%, 02/01/44	1,090	1,274,390
4.50%, 03/01/44	842	3,204,813
4.50%, 04/01/44	10	11,329
4.50%, 05/01/44	143	449,752
4.50%, 06/01/44	378	602,320
4.50%, 07/01/44	63	344,533
4.50%, 08/01/44	23	62,881
4.50%, 09/01/44	33	91,719
4.50%, 10/01/44	966	1,079,641
4.50%, 11/01/44	1,336	1,768,965
4.50%, 12/01/44	917	3,373,187
4.50%, 01/01/45	3,502	4,159,029
4.50%, 03/01/45	736	821,068
4.50%, 06/01/45	711	793,355
4.50%, 07/01/45	1,306	3,386,525
4.50%, 08/01/45	1,337	1,492,040
4.50%, 09/01/45	458	1,291,393
4.50%, 10/01/45	767	855,680
4.50%, 11/01/45	107	134,427
4.50%, 01/01/46	481	943,683
4.50%, 03/01/46	712	815,372
4.50%, 04/01/46	727	851,734
4.50%, 05/01/46	591	3,186,329
4.50%, 06/01/46	10,711	11,999,134
4.50%, 07/01/46	2,968	3,387,781
4.50%, 08/01/46	354	389,056
4.50%, 09/01/46	3,334	6,811,498
4.50%, 01/01/47	353	396,750
4.50%, 02/01/47	1,809	2,009,921
4.50%, 04/01/47	492	544,639
4.50%, 05/01/47	3,325	3,607,710
4.50%, 06/01/47	170	2,030,906
4.50%, 08/01/47	897	2,870,309
4.50%, 09/01/47	1,486	1,662,183
4.50%, 05/01/48	1,894	2,792,398
4.50%, 06/01/48	419	4,939,716
4.50%, 07/01/48	595	2,550,593
4.50%, 08/01/48	3,544	3,940,733
4.50%, 09/01/48	4,282	4,630,860
4.50%, 10/01/48	14,560	16,149,837

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/48	$1,052		$4,568,809
4.50%, 12/01/48	287		3,710,949
4.50%, 01/01/49	4,126		4,467,824
4.50%, 02/01/49	870		2,074,313
4.50%, 03/01/49	2,445		6,350,008
5.00%, 12/01/20	0	(b)	1
5.00%, 01/01/21	0	(b)	144
5.00%, 02/01/21	0	(b)	26
5.00%, 03/01/21	0	(b)	305
5.00%, 04/01/21	0	(b)	627
5.00%, 07/01/21	0	(b)	137
5.00%, 10/01/21	0	(b)	40
5.00%, 12/01/21	0	(b)	12
5.00%, 01/01/22	3		2,789
5.00%, 02/01/22	1		996
5.00%, 04/01/22	0	(b)	353
5.00%, 08/01/22	0	(b)	400
5.00%, 09/01/22	2		1,537
5.00%, 11/01/22	1		1,151
5.00%, 11/01/22	0	(b)	386
5.00%, 12/01/22	1		660
5.00%, 05/01/23	2		1,981
5.00%, 06/01/23	2		34,171
5.00%, 07/01/23	4		4,554
5.00%, 08/01/23	1		1,560
5.00%, 09/01/23	0	(b)	313
5.00%, 10/01/23	1		890
5.00%, 12/01/23	19		19,953
5.00%, 01/01/24	2		2,503
5.00%, 07/01/24	2		2,512
5.00%, 10/01/24	17		17,272
5.00%, 12/01/24	8		12,342
5.00%, 06/01/25	3		3,696
5.00%, 08/01/25	672		735,992
5.00%, 06/01/26	73		83,986
5.00%, 02/01/30	5		6,312
5.00%, 04/01/33	3		3,391
5.00%, 06/01/33	371		429,301
5.00%, 08/01/33	55		84,344
5.00%, 09/01/33	18		274,644
5.00%, 10/01/33	69		188,147
5.00%, 11/01/33	35		110,808
5.00%, 12/01/33	972		1,115,537
5.00%, 01/01/34	11		12,339
5.00%, 03/01/34	13		23,115
5.00%, 04/01/34	6		22,199
5.00%, 05/01/34	5		95,959
5.00%, 06/01/34	1		38,067
5.00%, 11/01/34	10		11,128
5.00%, 12/01/34	2		16,757
5.00%, 01/01/35	5		5,446
5.00%, 02/01/35	7		10,602
5.00%, 04/01/35	5		6,105
5.00%, 05/01/35	1		29,687
5.00%, 06/01/35	13		21,390
5.00%, 07/01/35	2,519		5,029,783
5.00%, 08/01/35	76		1,026,356
5.00%, 09/01/35	110		175,565
5.00%, 09/01/35	0	(b)	536
5.00%, 10/01/35	3		17,416

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 11/01/35	$1		$73,465
5.00%, 11/01/35	0	(b)	549
5.00%, 12/01/35	2		114,338
5.00%, 01/01/36	598		707,608
5.00%, 03/01/36	2		2,518
5.00%, 04/01/36	17		19,624
5.00%, 06/01/36	8		89,704
5.00%, 07/01/36	1		852
5.00%, 08/01/36	32		37,188
5.00%, 10/01/36	98		112,861
5.00%, 11/01/36	936		1,877,279
5.00%, 01/01/37	794		974,491
5.00%, 02/01/37	712		823,067
5.00%, 06/01/37	2		38,094
5.00%, 01/01/38	7		7,775
5.00%, 02/01/38	980		1,259,164
5.00%, 03/01/38	2,003		5,237,194
5.00%, 04/01/38	70		103,635
5.00%, 05/01/38	3		3,257
5.00%, 06/01/38	10		15,041
5.00%, 09/01/38	1		21,725
5.00%, 11/01/38	18		20,133
5.00%, 12/01/38	601		736,908
5.00%, 01/01/39	204		270,341
5.00%, 02/01/39	50		59,523
5.00%, 03/01/39	22		24,944
5.00%, 05/01/39	4		211,792
5.00%, 06/01/39	4		4,269
5.00%, 07/01/39	26		29,229
5.00%, 08/01/39	5,529		6,472,921
5.00%, 09/01/39	4		67,649
5.00%, 10/01/39	892		1,072,354
5.00%, 12/01/39	33		62,447
5.00%, 01/01/40	290		520,911
5.00%, 02/01/40	47		130,634
5.00%, 03/01/40	1,057		2,345,389
5.00%, 04/01/40	358		417,943
5.00%, 06/01/40	4		4,126
5.00%, 07/01/40	195		403,154
5.00%, 08/01/40	2,697		4,025,951
5.00%, 09/01/40	1,879		2,247,777
5.00%, 11/01/40	213		243,436
5.00%, 02/01/41	319		496,184
5.00%, 03/01/41	4		4,267
5.00%, 04/01/41	110		125,188
5.00%, 05/01/41	6		6,403
5.00%, 07/01/41	470		589,439
5.00%, 08/01/41	3,322		3,793,476
5.00%, 09/01/41	285		326,014
5.00%, 10/01/41	49		193,116
5.00%, 11/01/41	28		31,979
5.00%, 04/01/44	137		153,409
5.00%, 03/01/47	2,015		4,934,682
5.00%, 05/01/47	57		62,614
5.00%, 07/01/47	4,872		5,335,191
5.00%, 03/01/48	1,196		3,559,702
5.00%, 04/01/48	5,323		5,833,305
5.00%, 05/01/48	3,270		3,582,911
5.00%, 06/01/48	817		953,004
5.00%, 07/01/48	2,444		2,678,136

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/48	$8,288		$9,081,413
5.00%, 09/01/48	1,951		2,208,181
5.00%, 10/01/48	3,764		6,275,202
5.00%, 11/01/48	2,346		2,639,096
5.00%, 01/01/49	2,301		5,313,799
5.00%, 02/01/49	191		1,650,258
5.00%, 04/01/49	1,476		1,630,491
5.50%, 11/01/20	0	(b)	10
5.50%, 12/01/20	0	(b)	58
5.50%, 03/01/21	0	(b)	39
5.50%, 05/01/21	0	(b)	181
5.50%, 06/01/21	0	(b)	167
5.50%, 08/01/21	0	(b)	60
5.50%, 01/01/22	1		833
5.50%, 02/01/22	0	(b)	26
5.50%, 05/01/22	0	(b)	160
5.50%, 09/01/22	1		917
5.50%, 10/01/22	0	(b)	550
5.50%, 01/01/23	0	(b)	647
5.50%, 04/01/23	5		4,649
5.50%, 04/01/23	0	(b)	240
5.50%, 07/01/24	1		756
5.50%, 02/01/29	0	(b)	539
5.50%, 04/01/29	5		5,141
5.50%, 07/01/31	0	(b)	239
5.50%, 11/01/31	0	(b)	286
5.50%, 12/01/31	2		1,782
5.50%, 01/01/32	0	(b)	131
5.50%, 02/01/32	1		1,493
5.50%, 04/01/32	21		23,556
5.50%, 09/01/32	21		72,481
5.50%, 09/01/32	0	(b)	365
5.50%, 10/01/32	19		24,460
5.50%, 11/01/32	1		1,518
5.50%, 12/01/32	2		66,635
5.50%, 01/01/33	11		13,220
5.50%, 03/01/33	6		6,750
5.50%, 04/01/33	0	(b)	417
5.50%, 04/01/33	18		29,670
5.50%, 05/01/33	11		12,553
5.50%, 06/01/33	29		36,065
5.50%, 07/01/33	22		37,054
5.50%, 07/01/33	0	(b)	132
5.50%, 08/01/33	2		2,642
5.50%, 09/01/33	3		3,271
5.50%, 10/01/33	172		263,054
5.50%, 11/01/33	16		18,610
5.50%, 12/01/33	1		1,190
5.50%, 01/01/34	1		106,821
5.50%, 02/01/34	39		1,500,424
5.50%, 03/01/34	120		436,887
5.50%, 07/01/34	2		17,912
5.50%, 08/01/34	14		16,547
5.50%, 09/01/34	3		3,009
5.50%, 10/01/34	8		224,379
5.50%, 11/01/34	1		3,323
5.50%, 12/01/34	255		362,078
5.50%, 01/01/35	1,648		2,833,423
5.50%, 02/01/35	672		791,141
5.50%, 03/01/35	7		25,355

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 04/01/35	$235		$277,682
5.50%, 05/01/35	1,005		1,277,924
5.50%, 05/01/35	0	(b)	326
5.50%, 06/01/35	2,260		3,389,402
5.50%, 07/01/35	15		19,632
5.50%, 08/01/35	95		121,881
5.50%, 09/01/35	5		8,087
5.50%, 10/01/35	108		172,926
5.50%, 11/01/35	1		33,391
5.50%, 12/01/35	540		737,336
5.50%, 01/01/36	10		33,531
5.50%, 02/01/36	1		26,179
5.50%, 03/01/36	40		60,809
5.50%, 04/01/36	7		7,943
5.50%, 05/01/36	674		1,044,366
5.50%, 06/01/36	4		27,568
5.50%, 07/01/36	1,129		1,511,889
5.50%, 08/01/36	169		199,532
5.50%, 08/01/36	0	(b)	519
5.50%, 09/01/36	1		811
5.50%, 11/01/36	6		26,254
5.50%, 12/01/36	0	(b)	371
5.50%, 12/01/36	9		14,172
5.50%, 01/01/37	4		136,705
5.50%, 02/01/37	5		37,130
5.50%, 02/01/37	0	(b)	526
5.50%, 03/01/37	3		9,176
5.50%, 04/01/37	31		36,760
5.50%, 05/01/37	7		98,520
5.50%, 05/01/37	0	(b)	546
5.50%, 07/01/37	2		17,094
5.50%, 09/01/37	15		17,264
5.50%, 11/01/37	3		35,692
5.50%, 12/01/37	8		17,905
5.50%, 01/01/38	4		62,579
5.50%, 02/01/38	1		12,760
5.50%, 04/01/38	763		1,413,087
5.50%, 04/01/38	0	(b)	439
5.50%, 05/01/38	469		647,407
5.50%, 05/01/38	0	(b)	264
5.50%, 06/01/38	9		113,469
5.50%, 06/01/38	0	(b)	332
5.50%, 07/01/38	24		231,694
5.50%, 07/01/38	0	(b)	526
5.50%, 08/01/38	40		56,886
5.50%, 09/01/38	15		207,137
5.50%, 10/01/38	6		92,604
5.50%, 11/01/38	3		29,054
5.50%, 12/01/38	6		228,455
5.50%, 01/01/39	2,494		3,025,186
5.50%, 02/01/39	56		81,085
5.50%, 03/01/39	2		2,122
5.50%, 04/01/39	26		30,682
5.50%, 05/01/39	36		41,543
5.50%, 06/01/39	65		75,771
5.50%, 09/01/39	1,712		1,997,913
5.50%, 10/01/39	8		9,702
5.50%, 11/01/39	2,236		2,686,422
5.50%, 12/01/39	271		326,040
5.50%, 01/01/40	67		177,324

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 02/01/40	$51		$59,164
5.50%, 03/01/40	11		12,845
5.50%, 05/01/40	19		22,571
5.50%, 06/01/40	43		49,832
5.50%, 03/01/41	12		14,580
5.50%, 06/01/41	6,613		7,813,469
6.00%, 07/01/21	0	(b)	203
6.00%, 01/01/22	0	(b)	65
6.00%, 09/01/22	0	(b)	335
6.00%, 11/01/22	1		757
6.00%, 12/01/22	37		38,128
6.00%, 10/01/25	0	(b)	315
6.00%, 11/01/25	0	(b)	201
6.00%, 02/01/26	1		890
6.00%, 08/01/26	2		2,066
6.00%, 02/01/28	0	(b)	135
6.00%, 04/01/28	1		2,330
6.00%, 06/01/28	0	(b)	690
6.00%, 06/01/28	3		3,349
6.00%, 07/01/28	8		8,977
6.00%, 11/01/28	1		1,338
6.00%, 12/01/28	0	(b)	592
6.00%, 01/01/29	3		8,600
6.00%, 01/01/29	0	(b)	59
6.00%, 02/01/29	0	(b)	651
6.00%, 03/01/29	6		7,725
6.00%, 03/01/29	0	(b)	285
6.00%, 05/01/29	1		8,747
6.00%, 06/01/29	1		569
6.00%, 07/01/29	1		2,237
6.00%, 09/01/29	1		759
6.00%, 12/01/30	7		7,914
6.00%, 03/01/31	1		1,485
6.00%, 04/01/31	0	(b)	565
6.00%, 06/01/31	1		1,494
6.00%, 06/01/31	0	(b)	1,172
6.00%, 08/01/31	0	(b)	298
6.00%, 10/01/31	0	(b)	424
6.00%, 11/01/31	1		995
6.00%, 12/01/31	2		2,338
6.00%, 01/01/32	6		40,845
6.00%, 01/01/32	0	(b)	232
6.00%, 02/01/32	2		5,315
6.00%, 02/01/32	0	(b)	429
6.00%, 03/01/32	22		29,673
6.00%, 03/01/32	0	(b)	349
6.00%, 04/01/32	1		953
6.00%, 09/01/32	3		3,566
6.00%, 10/01/32	6		8,173
6.00%, 11/01/32	3		6,262
6.00%, 11/01/32	0	(b)	330
6.00%, 12/01/32	1		110,310
6.00%, 12/01/32	0	(b)	338
6.00%, 01/01/33	5		6,438
6.00%, 02/01/33	6		6,682
6.00%, 03/01/33	1		11,779
6.00%, 03/01/33	0	(b)	527
6.00%, 04/01/33	3		5,323
6.00%, 05/01/33	0	(b)	249
6.00%, 09/01/33	5		6,145

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 10/01/33	$22		$26,785
6.00%, 11/01/33	4		43,854
6.00%, 05/01/34	15		17,825
6.00%, 06/01/34	3		33,207
6.00%, 07/01/34	3		13,626
6.00%, 08/01/34	1		7,512
6.00%, 10/01/34	3		12,606
6.00%, 12/01/34	5		5,505
6.00%, 05/01/35	10		12,515
6.00%, 06/01/35	1		8,720
6.00%, 07/01/35	0	(b)	248
6.00%, 07/01/35	1		4,397
6.00%, 08/01/35	38		44,966
6.00%, 09/01/35	4		4,326
6.00%, 12/01/35	16		20,152
6.00%, 01/01/36	1		7,664
6.00%, 02/01/36	1		13,921
6.00%, 03/01/36	3		4,085
6.00%, 05/01/36	3		26,174
6.00%, 06/01/36	27		32,552
6.00%, 07/01/36	12		17,085
6.00%, 08/01/36	4		5,607
6.00%, 09/01/36	519		655,095
6.00%, 10/01/36	651		770,782
6.00%, 11/01/36	21		47,938
6.00%, 12/01/36	20		168,548
6.00%, 01/01/37	1		6,434
6.00%, 02/01/37	561		669,281
6.00%, 03/01/37	6		7,739
6.00%, 05/01/37	2		13,428
6.00%, 07/01/37	11		16,278
6.00%, 08/01/37	9		22,554
6.00%, 09/01/37	2		13,463
6.00%, 10/01/37	3		42,816
6.00%, 10/01/37	0	(b)	312
6.00%, 11/01/37	2		25,635
6.00%, 12/01/37	30		98,273
6.00%, 01/01/38	15		122,736
6.00%, 02/01/38	4		4,634
6.00%, 04/01/38	57		66,792
6.00%, 05/01/38	54		64,557
6.00%, 06/01/38	17		27,282
6.00%, 07/01/38	29		47,534
6.00%, 08/01/38	0	(b)	430
6.00%, 08/01/38	20		29,635
6.00%, 09/01/38	4		2,280,364
6.00%, 10/01/38	1		1,367
6.00%, 10/01/38	0	(b)	494
6.00%, 11/01/38	9		10,483
6.00%, 12/01/38	3		3,615
6.00%, 01/01/39	23		27,426
6.00%, 02/01/39	4		4,901
6.00%, 11/01/39	6		7,583
6.00%, 12/01/39	1		1,760
6.00%, 04/01/40	13		15,068
6.00%, 07/01/40	6,424		7,631,370
6.50%, 03/01/24	1		694
6.50%, 04/01/24	0	(b)	211
6.50%, 06/01/24	0	(b)	141
6.50%, 07/01/24	1		1,296

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 09/01/24	$8		$8,415
6.50%, 12/01/25	0	(b)	348
6.50%, 01/01/26	0	(b)	384
6.50%, 02/01/26	0	(b)	587
6.50%, 03/01/26	0	(b)	506
6.50%, 04/01/26	2		2,162
6.50%, 03/01/27	0	(b)	447
6.50%, 10/01/27	0	(b)	4
6.50%, 04/01/28	0	(b)	366
6.50%, 05/01/28	1		1,364
6.50%, 06/01/28	1		585
6.50%, 06/01/28	0	(b)	206
6.50%, 07/01/28	1		1,526
6.50%, 09/01/28	1		1,599
6.50%, 09/01/28	0	(b)	169
6.50%, 10/01/28	0	(b)	624
6.50%, 10/01/28	1		589
6.50%, 12/01/28	3		4,572
6.50%, 01/01/29	2		5,088
6.50%, 02/01/29	1		4,557
6.50%, 03/01/29	3		5,770
6.50%, 04/01/29	1		6,187
6.50%, 04/01/29	0	(b)	428
6.50%, 05/01/29	0	(b)	446
6.50%, 05/01/29	2		4,450
6.50%, 06/01/29	0	(b)	1,023
6.50%, 07/01/29	0	(b)	1,048
6.50%, 08/01/29	3		4,927
6.50%, 09/01/29	3		9,768
6.50%, 08/01/30	1		1,728
6.50%, 01/01/31	0	(b)	353
6.50%, 03/01/31	1		1,155
6.50%, 05/01/31	1		1,543
6.50%, 05/01/31	0	(b)	137
6.50%, 06/01/31	0	(b)	362
6.50%, 06/01/31	1		12,057
6.50%, 07/01/31	3		2,992
6.50%, 07/01/31	0	(b)	119
6.50%, 08/01/31	1		5,724
6.50%, 09/01/31	1		2,064
6.50%, 10/01/31	1		2,252
6.50%, 11/01/31	1		905
6.50%, 12/01/31	7		7,877
6.50%, 01/01/32	0	(b)	58
6.50%, 02/01/32	5		5,953
6.50%, 03/01/32	0	(b)	1,013
6.50%, 03/01/32	3		6,383
6.50%, 04/01/32	6		6,823
6.50%, 04/01/32	0	(b)	284
6.50%, 05/01/32	0	(b)	348
6.50%, 07/01/32	1		1,448
6.50%, 08/01/32	1		11,792
6.50%, 08/01/32	0	(b)	844
6.50%, 09/01/32	1		1,553
6.50%, 10/01/32	3		3,577
6.50%, 11/01/32	1		1,132
6.50%, 12/01/32	4		4,000
6.50%, 12/01/33	8		8,428
6.50%, 04/01/34	32		37,796
6.50%, 07/01/34	2		2,295

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 09/01/34	$4		$7,894
6.50%, 01/01/35	3		4,242
6.50%, 04/01/35	1		1,207
6.50%, 08/01/35	6		7,074
6.50%, 02/01/36	1		561
6.50%, 06/01/36	1		1,589
6.50%, 08/01/36	2		2,638
6.50%, 09/01/36	49		60,534
6.50%, 10/01/36	15		22,500
6.50%, 11/01/36	1		1,745
6.50%, 08/01/37	5		5,772
6.50%, 10/01/37	14		20,183
6.50%, 11/01/37	6		7,004
6.50%, 12/01/37	0	(b)	319
6.50%, 12/01/37	19		23,025
6.50%, 01/01/38	1		1,042
6.50%, 02/01/38	25		34,070
6.50%, 07/01/38	4		4,616
6.50%, 08/01/38	1		1,292
6.50%, 09/01/38	5		5,987
6.50%, 10/01/38	1		1,497
6.50%, 11/01/38	4		4,320
6.50%, 12/01/38	4		4,719
6.50%, 01/01/39	8		14,045
6.50%, 09/01/39	33		39,934
7.00%, 04/01/23	0	(b)	302
7.00%, 07/01/23	0	(b)	406
7.00%, 09/01/23	0	(b)	132
7.00%, 02/01/24	0	(b)	42
7.00%, 05/01/24	0	(b)	251
7.00%, 07/01/24	0	(b)	114
7.00%, 12/01/25	0	(b)	25
7.00%, 03/01/26	0	(b)	83
7.00%, 03/01/26	1		1,922
7.00%, 06/01/26	0	(b)	366
7.00%, 12/01/26	0	(b)	334
7.00%, 01/01/27	0	(b)	259
7.00%, 02/01/27	1		854
7.00%, 03/01/27	0	(b)	257
7.00%, 04/01/27	0	(b)	68
7.00%, 05/01/27	0	(b)	88
7.00%, 09/01/27	1		1,551
7.00%, 10/01/27	1		582
7.00%, 11/01/27	1		632
7.00%, 12/01/27	1		1,339
7.00%, 12/01/27	0	(b)	169
7.00%, 05/01/28	1		1,036
7.00%, 07/01/28	0	(b)	55
7.00%, 10/01/28	1		556
7.00%, 11/01/28	2		1,885
7.00%, 12/01/28	4		4,046
7.00%, 03/01/29	1		769
7.00%, 06/01/29	4		4,396
7.00%, 06/01/29	0	(b)	130
7.00%, 07/01/29	1		5,669
7.00%, 07/01/29	0	(b)	379
7.00%, 09/01/29	0	(b)	360
7.00%, 10/01/29	2		1,907
7.00%, 01/01/30	0	(b)	21
7.00%, 02/01/30	0	(b)	343

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 05/01/30	$0	(b)	$269
7.00%, 12/01/30	0	(b)	603
7.00%, 01/01/31	0	(b)	23
7.00%, 01/01/31	1		1,342
7.00%, 02/01/31	1		1,300
7.00%, 05/01/31	0	(b)	600
7.00%, 07/01/31	2		1,672
7.00%, 08/01/31	2		2,422
7.00%, 09/01/31	1		5,569
7.00%, 12/01/31	1		2,335
7.00%, 02/01/32	3		3,557
7.00%, 03/01/32	5		6,183
7.00%, 05/01/32	2		2,103
7.00%, 05/01/32	0	(b)	477
7.00%, 06/01/32	2		2,461
7.00%, 06/01/32	0	(b)	530
7.00%, 07/01/32	6		6,983
7.00%, 08/01/32	3		4,186
7.00%, 09/01/32	1		1,494
7.00%, 11/01/32	1		1,493
7.00%, 10/01/33	13		15,891
7.00%, 11/01/36	2		3,924
7.00%, 12/01/36	8		9,273
7.00%, 09/01/38	4		4,135
7.50%, 02/01/22	0	(b)	181
7.50%, 05/01/22	0	(b)	4
7.50%, 12/01/22	0	(b)	40
7.50%, 01/01/23	0	(b)	140
7.50%, 04/01/23	2		1,977
7.50%, 01/01/24	0	(b)	53
7.50%, 05/01/24	0	(b)	75
7.50%, 06/01/24	0	(b)	24
7.50%, 11/01/25	0	(b)	253
7.50%, 01/01/26	0	(b)	446
7.50%, 01/01/26	1		778
7.50%, 03/01/26	0	(b)	458
7.50%, 04/01/26	0	(b)	224
7.50%, 05/01/26	0	(b)	312
7.50%, 10/01/26	0	(b)	331
7.50%, 12/01/26	0	(b)	48
7.50%, 01/01/27	0	(b)	404
7.50%, 04/01/27	0	(b)	291
7.50%, 06/01/27	0	(b)	126
7.50%, 08/01/27	0	(b)	419
7.50%, 09/01/27	0	(b)	113
7.50%, 12/01/27	1		934
7.50%, 03/01/28	1		1,197
7.50%, 07/01/28	0	(b)	309
7.50%, 11/01/28	0	(b)	335
7.50%, 07/01/29	12		14,596
7.50%, 12/01/29	0	(b)	112
7.50%, 01/01/30	0	(b)	688
7.50%, 03/01/30	0	(b)	114
7.50%, 05/01/30	0	(b)	168
7.50%, 06/01/30	0	(b)	48
7.50%, 07/01/30	0	(b)	30
7.50%, 08/01/30	0	(b)	188
7.50%, 08/01/30	1		955
7.50%, 09/01/30	1		1,578
7.50%, 10/01/30	0	(b)	133

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 10/01/30	$1		$919
7.50%, 11/01/30	1		1,320
7.50%, 12/01/30	1		1,511
7.50%, 01/01/31	0	(b)	73
7.50%, 02/01/31	0	(b)	183
7.50%, 09/01/31	3		3,102
7.50%, 01/01/32	2		2,047
8.00%, 02/01/22	0	(b)	33
8.00%, 07/01/22	1		914
8.00%, 08/01/22	0	(b)	77
8.00%, 11/01/22	0	(b)	5
8.00%, 12/01/22	1		719
8.00%, 12/01/23	0	(b)	32
8.00%, 04/01/24	0	(b)	97
8.00%, 05/01/24	0	(b)	45
8.00%, 05/01/25	0	(b)	244
8.00%, 10/01/25	0	(b)	81
8.00%, 11/01/25	0	(b)	526
8.00%, 09/01/26	1		1,496
8.00%, 10/01/26	0	(b)	360
8.00%, 11/01/26	0	(b)	557
8.00%, 03/01/27	0	(b)	419
8.00%, 05/01/27	0	(b)	562
8.00%, 06/01/27	0	(b)	247
8.00%, 09/01/27	0	(b)	216
8.00%, 11/01/27	0	(b)	89
8.00%, 10/01/29	0	(b)	136
8.00%, 11/01/29	1		842
8.00%, 12/01/29	0	(b)	320
8.00%, 01/01/30	0	(b)	106
8.00%, 03/01/30	1		1,074
8.00%, 07/01/30	0	(b)	89
8.00%, 06/01/31	3		3,820
8.50%, 02/01/22	0	(b)	64
8.50%, 03/01/23	0	(b)	383
8.50%, 06/01/24	0	(b)	30
8.50%, 11/01/24	0	(b)	82
8.50%, 01/01/25	0	(b)	119
8.50%, 03/01/25	0	(b)	192
8.50%, 06/01/25	0	(b)	75
8.50%, 09/01/25	0	(b)	253
8.50%, 07/01/30	0	(b)	449
9.00%, 01/01/22	0	(b)	6
9.00%, 03/01/24	0	(b)	1
9.00%, 02/01/25	0	(b)	270
9.00%, 04/01/25	0	(b)	167
9.00%, 10/01/25	0	(b)	137
9.50%, 09/01/20	0	(b)	1
9.50%, 10/01/20	0	(b)	1
9.50%, 08/01/21	0	(b)	2
9.50%, 09/01/21	0	(b)	2
9.50%, 12/01/22	0	(b)	2
9.50%, 06/01/25	0	(b)	117
10.00%, 04/01/25	0	(b)	61
Federal National Mortgage Association
2.42%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	1,691		1,739,790
2.50%, 10/01/30	2,492		2,632,655
2.50%, 12/01/31	705		740,384
2.50%, 03/01/32	2,400		2,524,938
2.50%, 06/01/35	1,171		8,337,292

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/35	$1,116	$1,180,948
2.50%, 06/01/46	766	811,144
2.70%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	1,113	1,164,356
2.94%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	82	85,625
3.00%, 05/01/27	386	406,082
3.00%, 05/01/29	2,890	3,043,394
3.00%, 07/01/30	2,242	2,354,422
3.00%, 06/01/31	1,608	1,705,486
3.00%, 08/01/31	74	78,185
3.00%, 09/01/31	1,607	1,716,277
3.00%, 11/01/31	1,829	1,947,217
3.00%, 10/01/34	1,832	1,921,911
3.00%, 11/01/34	578	622,404
3.00%, 03/01/35	1,010	1,078,892
3.00%, 07/01/35	1,910	2,046,791
3.00%, 11/01/42	5,949	6,388,797
3.00%, 06/01/43	754	829,634
3.00%, 07/01/43	3,666	3,934,212
3.00%, 07/01/46	65,567	156,206,818
3.00%, 09/01/46	859	907,678
3.00%, 11/01/46	1,617	8,540,712
3.00%, 12/01/46	55,356	58,516,755
3.00%, 01/01/47	1,631	1,724,069
3.00%, 02/01/47	12,372	18,727,047
3.00%, 03/01/47	15,072	15,655,254
3.00%, 10/01/49	1,272	6,690,285
3.00%, 02/01/50	952	1,011,324
3.28%, 04/01/43, (12 mo. LIBOR US + 1.530%)(a)	8	8,712
3.50%, 05/01/32	405	416,451
3.50%, 11/01/34	11,260	12,083,828
3.50%, 02/01/35	1,382	2,415,345
3.50%, 05/01/46	1,150	1,251,593
3.50%, 09/01/46	213	2,762,799
3.50%, 01/01/47	922	13,499,586
3.50%, 03/01/48	1,827	1,940,079
3.50%, 08/01/49	1,167	1,235,028
3.50%, 04/01/50	2,472	2,698,639
3.50%, 06/01/50	5,822	6,265,653
3.50%, 11/01/51	11,076	12,086,966
3.81%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	409	427,428
3.85%, 12/01/38, (12 mo. LIBOR US + 1.817%)(a)	269	278,661
3.88%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	947	992,943
4.00%, 11/01/43	716	788,059
4.00%, 01/01/44	1,691	1,861,676
4.00%, 01/01/47	787	849,413
4.00%, 02/01/47	16,141	17,832,506
4.00%, 10/01/47	2,376	15,714,191
4.00%, 02/01/49	1,583	1,708,774
4.00%, 03/01/49	20,509	22,189,770
4.00%, 04/01/49	12,098	13,089,123
4.00%, 05/01/49	7,338	7,859,316
4.00%, 03/01/50	1,136	1,245,572
4.00%, 01/01/57	8,177	9,124,646
4.00%, 02/01/57	9,160	10,220,895
4.07%, 09/01/41, (12 mo. LIBOR US + 1.815%)(a)	88	91,713
4.50%, 02/01/44	2,122	2,371,032
4.50%, 12/01/48	16,233	17,600,452
4.50%, 04/01/49	7,523	8,278,941
5.00%, 05/01/34	868	995,179
5.00%, 07/01/48	3,666	4,033,240

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 11/01/49	$5,586	$6,134,140
Government National Mortgage Association
2.50%, 03/20/27	82	86,366
2.50%, 08/20/27	103	109,039
2.50%, 09/20/27	128	135,122
2.50%, 01/20/28	432	455,394
2.50%, 04/20/28	241	254,222
2.50%, 11/20/30	199	210,012
2.50%, 04/20/32	637	671,583
2.50%, 12/20/42	807	857,158
2.50%, 03/15/43	67	71,651
2.50%, 03/20/43	303	322,116
2.50%, 04/15/43	39	41,616
2.50%, 01/20/45	31	32,604
2.50%, 04/15/45	109	114,745
2.50%, 06/15/45	85	89,095
2.50%, 09/15/46	30	31,239
2.50%, 10/15/46	409	430,422
2.50%, 11/20/46	509	538,873
2.50%, 12/20/46	22,082	23,400,872
2.50%, 01/20/47	11,307	11,982,112
2.50%, 11/20/47	177	188,140
2.50%, 01/20/50	4,854	5,119,818
2.50%, 08/20/50	44,217	63,245,278
2.50%, 09/01/50(c)	422,054	444,706,427
3.00%, 01/20/27	304	319,983
3.00%, 04/15/27	133	139,472
3.00%, 04/20/27	168	176,345
3.00%, 05/20/27	6,889	7,244,880
3.00%, 07/15/27	3,390	3,566,312
3.00%, 09/15/27	42	44,020
3.00%, 09/20/27	250	263,098
3.00%, 10/15/27	728	766,406
3.00%, 11/20/27	38	39,905
3.00%, 01/20/28	35	36,931
3.00%, 09/20/28	100	104,514
3.00%, 10/20/28	137	143,746
3.00%, 11/20/28	353	370,480
3.00%, 01/20/29	102	107,594
3.00%, 05/20/29	286	300,477
3.00%, 10/20/30	36	37,613
3.00%, 12/20/31	394	415,155
3.00%, 01/20/42	26	27,825
3.00%, 04/15/42	473	512,326
3.00%, 07/20/42	329	351,057
3.00%, 08/15/42	647	683,165
3.00%, 08/20/42	325	345,963
3.00%, 09/15/42	298	11,781,124
3.00%, 09/20/42	910	970,111
3.00%, 10/15/42	934	1,059,324
3.00%, 10/20/42	405	431,407
3.00%, 11/15/42	5,391	10,386,663
3.00%, 11/20/42	672	716,084
3.00%, 12/15/42	334	360,736
3.00%, 12/20/42	2,422	2,582,177
3.00%, 01/20/43	17,230	18,369,002
3.00%, 02/15/43	700	739,081
3.00%, 02/20/43	429	474,143
3.00%, 03/15/43	26	28,196
3.00%, 04/15/43	37	641,233

79	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/15/43	$27	$270,728
3.00%, 06/15/43	7	136,427
3.00%, 07/15/43	126	162,990
3.00%, 08/15/43	1,627	1,721,453
3.00%, 09/15/43	63	2,071,345
3.00%, 09/20/43	1,980	2,112,462
3.00%, 11/20/43	68	72,958
3.00%, 12/20/43	18	19,504
3.00%, 01/15/44	493	520,120
3.00%, 01/20/44	5,421	5,782,072
3.00%, 02/20/44	1,631	1,739,696
3.00%, 03/20/44	1,838	1,960,002
3.00%, 04/20/44	31	33,280
3.00%, 05/15/44	21	22,770
3.00%, 06/20/44	324	345,399
3.00%, 07/20/44	1,204	1,277,644
3.00%, 08/20/44	39,598	42,007,997
3.00%, 09/20/44	1,525	1,618,197
3.00%, 10/15/44	1,408	1,667,001
3.00%, 10/20/44	6,498	6,931,302
3.00%, 12/20/44	46	48,797
3.00%, 01/20/45	70	74,676
3.00%, 03/15/45	46	1,980,711
3.00%, 03/20/45	42	44,061
3.00%, 04/20/45	640	677,532
3.00%, 05/15/45	2,815	2,975,243
3.00%, 05/20/45	23,158	24,499,821
3.00%, 07/15/45	52	98,453
3.00%, 07/20/45	36,779	38,909,848
3.00%, 08/15/45	4,990	5,265,043
3.00%, 08/20/45	70,455	74,535,744
3.00%, 10/20/45	7,878	15,419,249
3.00%, 11/20/45	5,207	5,523,811
3.00%, 12/20/45	5,624	5,965,570
3.00%, 01/20/46	799	845,228
3.00%, 02/20/46	26,847	28,401,843
3.00%, 04/20/46	11,753	12,431,239
3.00%, 05/20/46	27,231	28,802,898
3.00%, 06/20/46	27,482	29,067,783
3.00%, 07/15/46	654	692,573
3.00%, 07/20/46	43,079	45,565,100
3.00%, 08/20/46	72,341	76,515,567
3.00%, 09/20/46	61,049	64,571,977
3.00%, 10/20/46	23,476	24,831,243
3.00%, 11/15/46	237	250,197
3.00%, 11/20/46	41,584	46,005,618
3.00%, 12/15/46	5,670	9,634,874
3.00%, 12/20/46	79,992	84,607,791
3.00%, 01/20/47	47,554	50,298,276
3.00%, 02/15/47	10,923	19,409,541
3.00%, 02/20/47	13,745	14,538,225
3.00%, 03/20/47	42,054	44,481,378
3.00%, 04/20/47	2,184	2,304,279
3.00%, 06/15/47	232	245,372
3.00%, 06/20/47	17,595	18,563,676
3.00%, 07/20/47	5,570	5,876,158
3.00%, 08/20/47	2,163	2,281,915
3.00%, 09/15/47	145	153,936
3.00%, 09/20/47	16,582	17,494,683
3.00%, 11/20/47	39,292	41,454,785

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/15/47	$48	$51,040
3.00%, 12/20/47	16,179	17,070,068
3.00%, 01/20/48	19,232	20,291,114
3.00%, 02/20/48	3,134	16,574,008
3.00%, 03/20/48	9,561	10,064,985
3.00%, 04/20/48	19,498	20,570,845
3.00%, 05/20/48	4,867	5,134,629
3.00%, 08/20/48	6,038	6,369,940
3.00%, 09/20/48	3,591	3,788,804
3.00%, 10/20/48	3,160	3,326,521
3.00%, 11/20/48	5,329	5,622,385
3.00%, 12/20/48	3,566	3,762,399
3.00%, 01/20/49	1,209	1,275,394
3.00%, 02/20/49	1,294	1,365,499
3.00%, 06/20/49	11,118	11,704,580
3.00%, 02/20/50	52,185	55,081,092
3.00%, 03/20/50	10,715	11,309,705
3.00%, 04/20/50	17,206	18,160,897
3.00%, 06/20/50	11,934	12,596,353
3.00%, 07/20/50	41,604	43,912,863
3.00%, 08/20/50	122,900	129,719,809
3.00%, 09/01/50(c)	440,438	463,767,450
3.50%, 08/15/24	479	506,158
3.50%, 12/15/25	12	12,820
3.50%, 02/15/26	63	217,195
3.50%, 05/15/26	39	41,295
3.50%, 12/20/26	161	170,776
3.50%, 03/20/27	30	31,784
3.50%, 04/20/27	90	94,866
3.50%, 01/20/29	19	20,524
3.50%, 07/15/29	299	318,560
3.50%, 02/20/31	82	84,899
3.50%, 01/15/41	32	34,620
3.50%, 01/20/41	151	164,665
3.50%, 09/15/41	367	398,883
3.50%, 10/15/41	38	40,806
3.50%, 11/15/41	108	144,634
3.50%, 11/20/41	669	727,458
3.50%, 12/15/41	3,496	3,875,444
3.50%, 01/15/42	190	345,590
3.50%, 01/20/42	241	261,549
3.50%, 02/15/42	138	779,046
3.50%, 02/20/42	147	160,215
3.50%, 03/15/42	41	392,406
3.50%, 03/20/42	19,967	21,659,054
3.50%, 04/15/42	414	1,286,074
3.50%, 05/15/42	488	1,134,961
3.50%, 06/15/42	309	337,516
3.50%, 07/15/42	22	668,970
3.50%, 08/15/42	63	78,263
3.50%, 08/20/42	377	1,655,846
3.50%, 09/15/42	673	2,772,047
3.50%, 09/20/42	26,700	28,962,309
3.50%, 10/15/42	462	2,122,821
3.50%, 10/20/42	28,184	30,573,005
3.50%, 11/15/42	712	1,025,147
3.50%, 11/20/42	27,961	30,330,165
3.50%, 12/20/42	21,301	23,106,404
3.50%, 01/15/43	540	812,016
3.50%, 01/20/43	2,067	3,653,692

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/15/43	$142	$153,753
3.50%, 03/15/43	152	13,291,469
3.50%, 03/20/43	64	69,351
3.50%, 04/15/43	60	160,648
3.50%, 04/20/43	3,849	5,494,217
3.50%, 05/15/43	797	1,720,248
3.50%, 06/15/43	301	13,421,162
3.50%, 08/15/43	417	455,754
3.50%, 10/15/43	121	130,153
3.50%, 10/20/43	2,655	2,868,636
3.50%, 01/20/44	6	6,822
3.50%, 02/20/44	379	1,684,138
3.50%, 04/20/44	557	598,303
3.50%, 06/15/44	14	15,373
3.50%, 07/15/44	65	70,794
3.50%, 09/15/44	292	568,187
3.50%, 09/20/44	16,669	17,913,479
3.50%, 10/20/44	2,399	2,629,393
3.50%, 12/15/44	236	253,787
3.50%, 12/20/44	1,688	1,813,844
3.50%, 01/15/45	134	142,393
3.50%, 03/15/45	88	198,089
3.50%, 04/15/45	44	387,429
3.50%, 04/20/45	22,106	23,664,439
3.50%, 05/20/45	177	189,269
3.50%, 09/20/45	6,683	7,374,192
3.50%, 10/20/45	481	515,241
3.50%, 11/20/45	21,321	22,824,177
3.50%, 12/20/45	16,858	18,047,277
3.50%, 01/20/46	983	1,531,769
3.50%, 02/20/46	681	729,504
3.50%, 03/20/46	41,147	43,811,984
3.50%, 04/20/46	26,060	27,748,128
3.50%, 05/20/46	1,119	5,572,122
3.50%, 06/15/46	1,241	1,323,249
3.50%, 06/20/46	70,902	75,494,831
3.50%, 07/15/46	3,514	4,531,975
3.50%, 07/20/46	6,657	7,087,822
3.50%, 08/15/46	2,793	8,834,177
3.50%, 08/20/46	226	240,650
3.50%, 09/15/46	5,068	9,365,138
3.50%, 09/20/46	14,026	14,934,878
3.50%, 10/15/46	3,993	4,256,269
3.50%, 10/20/46	850	904,868
3.50%, 11/20/46	10,494	12,609,259
3.50%, 12/20/46	20,886	22,238,820
3.50%, 01/20/47	60,163	64,059,898
3.50%, 02/20/47	139,145	148,158,046
3.50%, 03/20/47	39,852	43,214,449
3.50%, 04/20/47	20,581	26,703,527
3.50%, 05/20/47	2,182	2,324,855
3.50%, 06/15/47	1,614	1,707,681
3.50%, 06/20/47	11,326	12,066,291
3.50%, 07/20/47	1,423	3,430,632
3.50%, 08/20/47	23,907	41,040,091
3.50%, 09/15/47	1,200	1,269,309
3.50%, 09/20/47	44,311	75,334,584
3.50%, 10/15/47	1,277	1,757,698
3.50%, 10/20/47	25,709	49,708,288
3.50%, 11/15/47	52	55,011

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/20/47	$58,956	$63,967,791
3.50%, 12/15/47	24,856	38,750,227
3.50%, 12/20/47	25,732	44,795,794
3.50%, 01/15/48	7,991	8,454,617
3.50%, 01/20/48	15,644	36,039,818
3.50%, 02/15/48	651	684,174
3.50%, 02/20/48	2,323	45,621,499
3.50%, 04/15/48	2,266	2,381,925
3.50%, 04/20/48	2,378	22,899,666
3.50%, 05/15/48	169	177,195
3.50%, 09/15/48	1,263	1,339,227
3.50%, 09/20/48	2,085	4,522,828
3.50%, 01/20/49	7,180	7,649,632
3.50%, 06/20/49	963	1,047,331
3.50%, 11/15/49	1,614	1,749,588
3.50%, 01/20/50	118,187	124,246,876
3.50%, 02/20/50	7,656	8,049,036
3.50%, 03/20/50	132,396	139,183,954
3.50%, 06/20/50	660	704,459
3.50%, 09/21/50(c)	174,648	183,796,290
4.00%, 07/15/24	22	23,653
4.00%, 08/15/24	43	45,052
4.00%, 12/15/24	37	39,462
4.00%, 11/15/25	53	56,336
4.00%, 05/15/26	42	44,338
4.00%, 07/20/26	24	25,746
4.00%, 06/15/39	128	141,022
4.00%, 07/20/40	78	86,118
4.00%, 08/15/40	69	75,533
4.00%, 09/15/40	4	312,568
4.00%, 10/15/40	46	229,687
4.00%, 11/15/40	77	218,842
4.00%, 11/20/40	308	455,377
4.00%, 12/15/40	72	101,517
4.00%, 01/15/41	68	440,619
4.00%, 01/20/41	118	130,780
4.00%, 02/15/41	755	4,021,485
4.00%, 03/15/41	885	975,102
4.00%, 04/15/41	2,452	3,457,726
4.00%, 05/15/41	485	669,654
4.00%, 06/15/41	1	984
4.00%, 07/15/41	1,330	1,616,190
4.00%, 07/20/41	33	36,530
4.00%, 08/15/41	21	114,230
4.00%, 08/20/41	61	68,014
4.00%, 09/15/41	111	467,822
4.00%, 09/20/41	191	211,693
4.00%, 10/15/41	21	66,767
4.00%, 11/15/41	30	33,034
4.00%, 11/20/41	488	539,639
4.00%, 12/15/41	966	1,186,996
4.00%, 12/20/41	153	168,931
4.00%, 01/15/42	722	845,634
4.00%, 01/20/42	478	528,937
4.00%, 02/15/42	537	2,651,480
4.00%, 02/20/42	189	208,732
4.00%, 03/15/42	3,868	4,745,698
4.00%, 04/15/42	2,727	3,036,492
4.00%, 05/15/42	652	721,887
4.00%, 05/20/42	12	13,145

81	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/20/42	$17	$18,480
4.00%, 07/20/42	312	343,537
4.00%, 08/15/42	1,033	1,143,388
4.00%, 08/20/42	2,964	3,268,277
4.00%, 10/15/42	520	575,199
4.00%, 11/20/42	596	661,428
4.00%, 04/20/43	318	350,852
4.00%, 05/15/43	32	34,820
4.00%, 05/20/43	1,700	1,904,034
4.00%, 06/20/43	50	54,675
4.00%, 08/15/43	3	3,586
4.00%, 09/15/43	194	208,977
4.00%, 09/20/43	51	56,504
4.00%, 11/15/43	41	43,938
4.00%, 03/15/44	81	244,982
4.00%, 03/20/44	482	528,010
4.00%, 04/15/44	17	18,495
4.00%, 04/20/44	788	863,880
4.00%, 05/15/44	153	166,212
4.00%, 07/15/44	65	71,294
4.00%, 07/20/44	837	917,217
4.00%, 08/15/44	28	31,001
4.00%, 08/20/44	3,968	4,347,799
4.00%, 09/15/44	237	274,618
4.00%, 10/20/44	9,291	10,181,068
4.00%, 01/15/45	34	36,667
4.00%, 01/20/45	9,526	10,438,627
4.00%, 02/15/45	9	9,484
4.00%, 03/15/45	69	75,392
4.00%, 04/15/45	38	41,078
4.00%, 04/20/45	396	443,031
4.00%, 05/15/45	71	77,573
4.00%, 06/15/45	27	384,733
4.00%, 06/20/45	457	496,356
4.00%, 07/15/45	70	111,948
4.00%, 08/15/45	77	96,909
4.00%, 08/20/45	1,490	2,104,266
4.00%, 09/15/45	233	543,736
4.00%, 09/20/45	16,489	18,705,371
4.00%, 10/15/45	175	190,860
4.00%, 10/20/45	694	754,273
4.00%, 11/15/45	112	121,584
4.00%, 11/20/45	1,096	1,190,456
4.00%, 01/20/46	2,931	3,183,622
4.00%, 03/20/46	18,282	19,858,342
4.00%, 04/20/46	10,870	11,806,881
4.00%, 05/15/46	22	23,562
4.00%, 07/20/46	2,587	2,786,784
4.00%, 09/20/46	4,943	5,324,593
4.00%, 10/15/46	264	286,327
4.00%, 11/20/46	9,344	10,065,704
4.00%, 12/15/46	3,155	3,568,940
4.00%, 12/20/46	4,951	5,332,791
4.00%, 01/20/47	16,473	17,745,446
4.00%, 03/20/47	585	630,618
4.00%, 04/20/47	39,404	42,324,443
4.00%, 06/20/47	33,153	35,610,387
4.00%, 07/20/47	110,309	118,484,334
4.00%, 08/20/47	14,223	22,205,281
4.00%, 09/20/47	1,191	1,279,572

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/15/47	$98	$106,563
4.00%, 10/20/47	3,400	3,651,577
4.00%, 11/20/47	96,859	104,037,616
4.00%, 12/20/47	9,051	14,021,133
4.00%, 01/15/48	6,412	6,971,604
4.00%, 01/20/48	9,905	17,808,131
4.00%, 02/20/48	829	890,588
4.00%, 03/20/48	68,048	76,720,857
4.00%, 04/20/48	25,478	33,332,755
4.00%, 05/15/48	244	659,501
4.00%, 05/20/48	34,605	42,678,082
4.00%, 06/20/48	23,897	31,054,011
4.00%, 07/20/48	14,709	15,743,596
4.00%, 08/20/48	52,360	56,042,923
4.00%, 09/20/48	12,251	13,113,093
4.00%, 10/20/48	4,863	5,205,422
4.00%, 11/20/48	4,270	43,118,080
4.00%, 12/20/48	10,305	11,030,153
4.00%, 02/20/49	675	722,748
4.00%, 06/15/49	23,730	28,818,633
4.00%, 06/20/49	2,568	5,080,055
4.00%, 07/20/49	3,969	23,311,524
4.00%, 09/15/49	317	344,711
4.00%, 12/20/49	21,602	23,002,720
4.00%, 09/21/50(c)	282	300,745
4.50%, 04/20/26	24	25,054
4.50%, 07/15/33	2	2,500
4.50%, 08/15/33	6	30,094
4.50%, 11/20/33	4	3,901
4.50%, 06/15/34	3	2,923
4.50%, 01/15/35	1	956
4.50%, 06/20/35	23	25,701
4.50%, 08/15/35	7	13,487
4.50%, 10/15/35	2	2,429
4.50%, 03/15/39	10	171,723
4.50%, 03/20/39	65	72,053
4.50%, 04/15/39	331	606,984
4.50%, 05/15/39	7	186,315
4.50%, 06/15/39	3	172,295
4.50%, 07/15/39	491	709,013
4.50%, 08/15/39	839	3,027,799
4.50%, 09/15/39	26	54,545
4.50%, 10/15/39	9	10,372
4.50%, 11/15/39	12	91,912
4.50%, 11/20/39	831	927,080
4.50%, 12/15/39	8	139,442
4.50%, 01/15/40	207	292,812
4.50%, 01/20/40	905	1,009,754
4.50%, 02/15/40	11	270,642
4.50%, 03/15/40	11	167,190
4.50%, 04/15/40	22	72,008
4.50%, 05/15/40	19	47,696
4.50%, 05/20/40	145	162,685
4.50%, 06/15/40	624	5,265,440
4.50%, 06/20/40	53	59,417
4.50%, 07/15/40	1,889	2,291,902
4.50%, 08/15/40	4,773	7,662,662
4.50%, 08/20/40	1,415	1,582,127
4.50%, 09/15/40	166	318,559
4.50%, 10/15/40	114	128,828

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/20/40	$3,807	$4,257,953
4.50%, 12/15/40	27	30,299
4.50%, 01/15/41	13	14,284
4.50%, 01/20/41	289	323,754
4.50%, 02/15/41	13	15,019
4.50%, 02/20/41	59	65,944
4.50%, 03/15/41	46	196,403
4.50%, 03/20/41	237	265,884
4.50%, 04/15/41	75	132,345
4.50%, 04/20/41	3,443	9,082,979
4.50%, 05/15/41	15	108,986
4.50%, 06/15/41	50	76,796
4.50%, 06/20/41	4,899	5,487,969
4.50%, 07/15/41	31	69,476
4.50%, 07/20/41	544	616,455
4.50%, 08/15/41	8	58,970
4.50%, 08/20/41	89	100,115
4.50%, 09/15/41	40	55,627
4.50%, 09/20/41	2,526	2,829,796
4.50%, 11/20/41	2,667	2,987,866
4.50%, 12/20/41	86	96,156
4.50%, 01/20/42	175	195,638
4.50%, 02/20/42	91	101,539
4.50%, 03/20/42	22	24,197
4.50%, 04/20/42	41	46,037
4.50%, 05/20/42	32	35,472
4.50%, 08/20/43	20	22,192
4.50%, 09/20/43	150	167,134
4.50%, 11/20/43	1,252	1,416,147
4.50%, 08/20/44	40	44,144
4.50%, 09/20/44	252	281,085
4.50%, 10/20/44	178	198,323
4.50%, 11/20/44	283	315,167
4.50%, 06/20/45	302	337,062
4.50%, 09/15/45	55	61,388
4.50%, 10/15/45	51	56,630
4.50%, 10/20/45	107	119,400
4.50%, 11/20/45	5,897	6,576,238
4.50%, 12/20/45	322	359,325
4.50%, 01/20/46	14	15,263
4.50%, 02/15/46	402	448,014
4.50%, 02/20/46	1,601	1,784,764
4.50%, 05/20/46	238	265,375
4.50%, 07/20/46	595	663,101
4.50%, 08/15/46	64	71,475
4.50%, 08/20/46	23	25,791
4.50%, 09/15/46	204	226,082
4.50%, 09/20/46	902	1,006,017
4.50%, 10/15/46	56	61,572
4.50%, 10/20/46	3,383	3,774,894
4.50%, 11/20/46	990	1,105,105
4.50%, 02/20/47	585	633,224
4.50%, 04/20/47	824	891,533
4.50%, 05/20/47	2,628	2,842,505
4.50%, 06/15/47	23	168,685
4.50%, 06/20/47	2,327	2,517,598
4.50%, 08/15/47	49	101,390
4.50%, 10/20/47	3,884	5,606,811
4.50%, 01/20/48	430	464,128
4.50%, 02/20/48	7,698	8,310,500

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 03/20/48	$3,886		$4,194,824
4.50%, 04/20/48	21,670		23,392,955
4.50%, 06/20/48	43,721		47,238,251
4.50%, 07/20/48	28,259		30,532,892
4.50%, 08/20/48	20,657		22,318,993
4.50%, 10/20/48	7,129		7,702,539
4.50%, 11/20/48	790		1,143,900
4.50%, 12/20/48	1,220		32,963,713
4.50%, 01/20/49	11,892		12,848,272
4.50%, 02/20/49	1,130		3,026,498
4.50%, 03/20/49	6,305		6,812,370
4.50%, 04/20/49	1,350		11,755,158
4.50%, 05/20/49	5,362		10,051,627
4.50%, 08/20/49	9,075		9,747,701
4.50%, 09/20/49	151		161,663
4.50%, 09/01/50 (c)	16,150		35,249,519
5.00%, 11/15/24	328		347,853
5.00%, 03/15/33	5		6,180
5.00%, 05/20/33	286		319,169
5.00%, 06/15/33	1		10,513
5.00%, 07/15/33	2		44,307
5.00%, 07/20/33	2		2,057
5.00%, 08/15/33	78		135,865
5.00%, 09/15/33	21		76,698
5.00%, 10/15/33	20		44,226
5.00%, 01/15/34	1		1,418
5.00%, 01/20/34	3		2,791
5.00%, 02/15/34	45		51,767
5.00%, 04/15/34	4		4,176
5.00%, 05/15/34	3		6,527
5.00%, 05/20/34	1		1,414
5.00%, 06/15/34	3		44,663
5.00%, 07/15/34	19		21,764
5.00%, 12/15/34	4		3,990
5.00%, 01/15/35	2		20,703
5.00%, 03/15/35	1		1,166
5.00%, 05/15/35	3		3,832
5.00%, 07/20/35	1,170		1,304,468
5.00%, 08/15/35	27		39,727
5.00%, 09/15/35	7		13,668
5.00%, 10/15/35	22		98,190
5.00%, 11/15/35	4		16,923
5.00%, 12/15/35	14		16,160
5.00%, 04/20/36	39		43,969
5.00%, 09/15/36	29		33,190
5.00%, 12/15/36	4,649		5,296,528
5.00%, 04/20/37	2		2,200
5.00%, 12/15/37	2		2,494
5.00%, 01/15/38	1		1,054
5.00%, 02/15/38	1		749
5.00%, 03/15/38	1		658
5.00%, 03/20/38	9		10,332
5.00%, 04/15/38	2		23,834
5.00%, 04/20/38	231		260,042
5.00%, 05/15/38	38		114,802
5.00%, 05/20/38	3		2,978
5.00%, 06/15/38	13		50,119
5.00%, 06/20/38	22		24,586
5.00%, 07/15/38	4		7,127
5.00%, 07/15/38	0	(b)	352

83	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/15/38	$48	$57,304
5.00%, 08/20/38	16	18,406
5.00%, 10/15/38	16	21,978
5.00%, 10/20/38	24	27,540
5.00%, 12/15/38	1	16,599
5.00%, 01/15/39	1,298	2,038,962
5.00%, 02/15/39	53	523,797
5.00%, 03/15/39	81	120,268
5.00%, 04/15/39	7	83,181
5.00%, 05/15/39	5	24,086
5.00%, 05/20/39	10	11,319
5.00%, 06/15/39	63	164,390
5.00%, 06/20/39	45	50,981
5.00%, 07/15/39	4,412	5,296,088
5.00%, 08/15/39	70	157,423
5.00%, 09/15/39	2	539,052
5.00%, 10/15/39	21	59,680
5.00%, 10/20/39	1,455	1,637,921
5.00%, 11/15/39	5	94,926
5.00%, 12/15/39	25	27,017
5.00%, 02/15/40	26	557,248
5.00%, 03/15/40	53	58,401
5.00%, 04/15/40	22	24,849
5.00%, 05/15/40	865	1,246,677
5.00%, 05/20/40	19	22,013
5.00%, 06/15/40	6	221,761
5.00%, 06/20/40	52	59,105
5.00%, 07/15/40	61	68,316
5.00%, 07/20/40	5,314	6,071,362
5.00%, 08/15/40	17	18,655
5.00%, 08/20/40	1,558	1,780,447
5.00%, 12/15/40	127	141,992
5.00%, 01/20/41	95	107,973
5.00%, 02/20/41	43	48,889
5.00%, 04/15/41	20	22,312
5.00%, 04/20/41	2	2,448
5.00%, 05/20/41	60	68,241
5.00%, 06/20/41	13	14,741
5.00%, 07/20/41	15	17,421
5.00%, 09/20/41	21	23,740
5.00%, 10/20/41	13	15,217
5.00%, 11/20/41	4,499	5,063,955
5.00%, 12/20/41	33	37,669
5.00%, 02/20/42	148	166,253
5.00%, 03/20/42	22	24,830
5.00%, 07/20/42	831	935,190
5.00%, 08/20/42	45	50,962
5.00%, 10/20/42	3	3,148
5.00%, 01/20/43	225	252,728
5.00%, 04/20/43	55	61,922
5.00%, 05/20/43	35	39,686
5.00%, 11/20/43	140	157,446
5.00%, 01/20/44	199	227,397
5.00%, 03/15/44	3,698	4,119,058
5.00%, 05/20/44	391	446,270
5.00%, 06/20/44	56	64,107
5.00%, 07/20/44	314	359,788
5.00%, 08/20/44	162	185,123
5.00%, 12/20/44	455	520,545
5.00%, 04/20/45	197	224,799

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 08/20/45	$28		$31,551
5.00%, 09/20/45	22		24,653
5.00%, 10/20/45	148		169,403
5.00%, 11/20/45	11		12,255
5.00%, 02/20/46	1,116		1,276,949
5.00%, 04/20/46	204		233,048
5.00%, 05/20/46	20		22,483
5.00%, 07/20/46	22		25,209
5.00%, 04/20/47	250		280,214
5.00%, 07/15/47	535		585,455
5.00%, 08/15/47	262		282,746
5.00%, 09/20/47	43		47,558
5.00%, 03/20/48	1,146		1,253,645
5.00%, 04/20/48	9,148		9,995,696
5.00%, 05/20/48	5,316		5,808,238
5.00%, 08/20/48	1,936		4,059,150
5.00%, 09/20/48	1,385		4,890,545
5.00%, 11/20/48	8,803		20,628,242
5.00%, 12/20/48	3,211		4,597,360
5.00%, 01/20/49	16,687		18,181,859
5.00%, 02/20/49	3,852		4,197,331
5.00%, 04/20/49	2,782		3,031,274
5.00%, 06/20/49	6,326		6,892,545
5.00%, 07/20/49	5,574		6,073,509
5.00%, 09/20/49	51		55,382
5.50%, 01/15/24	11		12,080
5.50%, 12/15/31	8		35,111
5.50%, 01/15/32	2		1,910
5.50%, 05/20/32	1		711
5.50%, 10/15/32	3		3,038
5.50%, 11/15/32	2		2,643
5.50%, 01/15/33	1		9,809
5.50%, 02/15/33	5		19,455
5.50%, 03/15/33	4		28,576
5.50%, 04/15/33	15		38,986
5.50%, 05/15/33	14		44,873
5.50%, 06/15/33	1		3,921
5.50%, 07/15/33	2		13,472
5.50%, 08/15/33	2		62,791
5.50%, 09/15/33	16		17,762
5.50%, 10/15/33	7		7,535
5.50%, 11/15/33	5		59,549
5.50%, 12/15/33	8		11,933
5.50%, 12/15/33	0	(b)	234
5.50%, 01/15/34	2		48,627
5.50%, 02/15/34	1		1,451
5.50%, 03/15/34	11		19,667
5.50%, 04/15/34	7		25,615
5.50%, 05/15/34	10		68,816
5.50%, 06/15/34	15		31,679
5.50%, 07/15/34	14		16,556
5.50%, 10/15/34	3		7,706
5.50%, 11/15/34	20		23,000
5.50%, 11/20/34	1,402		1,606,568
5.50%, 12/15/34	7		8,035
5.50%, 02/15/35	37		42,104
5.50%, 03/15/35	2		33,316
5.50%, 04/15/35	5		29,950
5.50%, 05/15/35	9		24,304
5.50%, 06/15/35	25		31,474

S C H E D U L E O F I N V E S T M E N T S	84

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 07/15/35	$17		$29,227
5.50%, 08/15/35	7		7,441
5.50%, 09/15/35	6		27,090
5.50%, 10/15/35	7		14,136
5.50%, 11/15/35	2		5,952
5.50%, 12/15/35	3		21,502
5.50%, 01/15/36	7		7,745
5.50%, 02/15/36	3		3,557
5.50%, 03/15/36	1,033		1,211,343
5.50%, 03/20/36	295		335,846
5.50%, 04/15/36	6		9,379
5.50%, 07/15/36	2		2,210
5.50%, 07/20/36	391		443,795
5.50%, 11/20/36	1		811
5.50%, 12/15/36	9		10,103
5.50%, 01/15/37	0	(b)	419
5.50%, 03/15/37	62		68,656
5.50%, 04/15/37	24		27,704
5.50%, 05/15/37	3		3,896
5.50%, 07/15/37	4		4,509
5.50%, 01/15/38	2		1,835
5.50%, 01/20/38	1		1,471
5.50%, 02/15/38	7		21,696
5.50%, 03/15/38	5		5,728
5.50%, 05/15/38	10		25,710
5.50%, 06/15/38	5		149,423
5.50%, 06/20/38	1,578		1,794,571
5.50%, 07/15/38	4		47,169
5.50%, 07/20/38	18		20,563
5.50%, 08/15/38	54		116,114
5.50%, 09/15/38	12		18,894
5.50%, 09/20/38	12		13,770
5.50%, 10/15/38	938		1,117,075
5.50%, 10/20/38	44		55,325
5.50%, 11/15/38	14		33,732
5.50%, 11/20/38	1		1,094
5.50%, 12/15/38	6		19,825
5.50%, 12/20/38	42		47,868
5.50%, 01/15/39	4		111,463
5.50%, 01/20/39	19		22,245
5.50%, 02/15/39	6		6,533
5.50%, 02/20/39	78		89,262
5.50%, 03/20/39	1,110		1,271,030
5.50%, 04/15/39	12		13,854
5.50%, 05/15/39	3		2,917
5.50%, 11/15/39	7		7,574
5.50%, 12/15/39	280		320,095
5.50%, 01/15/40	2,380		2,732,324
5.50%, 03/15/40	36		40,701
5.50%, 04/15/40	63		69,781
5.50%, 07/20/40	2,325		2,700,622
5.50%, 11/15/40	25		27,955
5.50%, 12/20/40	11		12,484
5.50%, 04/20/41	43		49,845
5.50%, 10/20/41	35		39,933
5.50%, 11/20/41	37		42,433
5.50%, 01/20/42	9		9,960
5.50%, 07/20/42	13		14,301
5.50%, 11/20/42	87		98,600
5.50%, 06/20/43	197		222,967

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 07/20/43	$48		$54,167
5.50%, 04/20/44	62		69,504
5.50%, 08/20/44	59		65,986
5.50%, 01/20/47	39		41,697
5.50%, 02/20/47	49		53,364
5.50%, 03/20/48	117		125,489
5.50%, 04/20/48	183		195,334
5.50%, 11/20/48	2,108		2,284,681
6.00%, 01/15/24	1		1,546
6.00%, 01/15/24	0	(b)	87
6.00%, 04/15/26	0	(b)	254
6.00%, 04/15/26	2		1,580
6.00%, 05/15/26	2		2,398
6.00%, 04/15/28	1		733
6.00%, 05/15/28	3		2,881
6.00%, 07/20/28	0	(b)	311
6.00%, 09/15/28	0	(b)	277
6.00%, 09/20/28	0	(b)	470
6.00%, 10/15/28	0	(b)	428
6.00%, 12/15/28	1		1,553
6.00%, 01/15/29	8		16,037
6.00%, 01/15/29	0	(b)	495
6.00%, 02/15/29	1		37,615
6.00%, 02/15/29	0	(b)	423
6.00%, 03/15/29	1		938
6.00%, 04/15/29	0	(b)	226
6.00%, 04/15/29	4		6,591
6.00%, 05/15/29	3		3,419
6.00%, 05/20/29	1		1,227
6.00%, 06/15/29	3		3,734
6.00%, 07/15/29	0	(b)	303
6.00%, 08/20/29	0	(b)	287
6.00%, 06/15/31	1		974
6.00%, 10/15/31	4		4,750
6.00%, 11/15/31	2		2,273
6.00%, 12/15/31	4		6,005
6.00%, 01/15/32	1		761
6.00%, 02/15/32	0	(b)	367
6.00%, 02/15/32	5		6,964
6.00%, 03/15/32	2		1,836
6.00%, 03/15/32	0	(b)	447
6.00%, 04/15/32	5		6,299
6.00%, 05/15/32	0	(b)	233
6.00%, 05/15/32	1		2,878
6.00%, 06/15/32	2		1,961
6.00%, 07/15/32	2		2,112
6.00%, 08/15/32	5		6,731
6.00%, 09/15/32	7		8,010
6.00%, 10/15/32	1		16,775
6.00%, 12/15/32	1		62,649
6.00%, 01/15/33	1		3,169
6.00%, 02/15/33	5		14,877
6.00%, 04/15/33	3		3,011
6.00%, 06/15/33	17		19,218
6.00%, 08/15/33	2		1,924
6.00%, 09/15/33	24		84,518
6.00%, 11/15/33	8		8,808
6.00%, 12/15/33	13		93,081
6.00%, 07/15/34	7		7,950
6.00%, 08/15/34	7		7,925

85	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 09/15/34	$3		$3,098
6.00%, 10/15/34	20		23,663
6.00%, 11/15/34	1		1,422
6.00%, 09/15/35	4		3,928
6.00%, 11/15/35	3		3,068
6.00%, 12/15/35	18		26,093
6.00%, 01/15/36	2		2,181
6.00%, 01/20/36	4		5,174
6.00%, 04/15/36	6		6,484
6.00%, 06/15/36	14		16,739
6.00%, 07/15/36	4		7,517
6.00%, 07/15/36	0	(b)	314
6.00%, 08/15/36	20		30,089
6.00%, 10/15/36	2		6,094
6.00%, 11/15/36	3		22,786
6.00%, 01/15/37	15		29,143
6.00%, 01/20/37	2		2,209
6.00%, 02/15/37	2		2,383
6.00%, 03/15/37	2,232		2,605,582
6.00%, 04/15/37	29		46,815
6.00%, 05/15/37	1		38,228
6.00%, 06/15/37	3		5,201
6.00%, 08/15/37	2		1,900
6.00%, 09/15/37	8		8,363
6.00%, 10/20/37	35		41,200
6.00%, 11/15/37	1		1,652
6.00%, 11/20/37	34		39,452
6.00%, 12/15/37	5		10,565
6.00%, 01/15/38	16		39,851
6.00%, 02/15/38	1		19,219
6.00%, 02/15/38	0	(b)	232
6.00%, 03/15/38	2		5,581
6.00%, 05/15/38	1		21,609
6.00%, 06/15/38	6		6,454
6.00%, 06/20/38	24		27,505
6.00%, 08/15/38	4		17,473
6.00%, 09/20/38	2,543		2,980,047
6.00%, 10/15/38	1		2,583
6.00%, 11/15/38	6		9,192
6.00%, 11/15/38	0	(b)	245
6.00%, 12/15/38	1,128		1,344,579
6.00%, 01/15/39	12		111,789
6.00%, 06/15/39	8		9,529
6.00%, 09/15/39	12		41,794
6.00%, 09/20/39	160		180,013
6.00%, 11/15/39	405		472,033
6.00%, 12/15/39	6		7,209
6.00%, 04/20/40	330		367,365
6.00%, 12/15/40	12		14,093
6.00%, 12/20/40	7		8,295
6.00%, 11/20/41	3		3,851
6.00%, 01/20/42	28		32,392
6.00%, 04/20/42	7		7,742
6.00%, 07/20/45	224		249,798
6.00%, 01/20/46	726		803,840
6.00%, 09/01/50(c)	7,000		7,797,227
6.50%, 05/15/23	0	(b)	403
6.50%, 09/15/23	2		1,627
6.50%, 09/15/23	0	(b)	359
6.50%, 10/15/23	0	(b)	234

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 11/15/23	$0	(b)	$359
6.50%, 12/15/23	0	(b)	129
6.50%, 01/15/24	1		1,027
6.50%, 04/15/24	0	(b)	401
6.50%, 05/15/24	0	(b)	487
6.50%, 07/15/24	0	(b)	856
6.50%, 10/15/24	0	(b)	195
6.50%, 03/15/26	0	(b)	1,066
6.50%, 04/15/26	1		555
6.50%, 03/15/28	1		876
6.50%, 03/15/28	0	(b)	189
6.50%, 04/15/28	0	(b)	232
6.50%, 06/15/28	0	(b)	627
6.50%, 08/15/28	0	(b)	126
6.50%, 09/15/28	0	(b)	267
6.50%, 09/15/28	1		2,472
6.50%, 10/15/28	8		9,870
6.50%, 10/15/28	0	(b)	525
6.50%, 10/20/28	1		743
6.50%, 11/15/28	5		6,619
6.50%, 12/15/28	1		9,280
6.50%, 01/15/29	4		8,808
6.50%, 01/15/29	0	(b)	628
6.50%, 02/15/29	0	(b)	257
6.50%, 03/15/29	1		2,709
6.50%, 03/15/29	0	(b)	239
6.50%, 04/15/29	0	(b)	513
6.50%, 04/15/29	3		3,172
6.50%, 05/15/29	0	(b)	158
6.50%, 05/20/29	1		582
6.50%, 06/15/29	0	(b)	467
6.50%, 07/15/29	4		18,198
6.50%, 08/15/29	8		8,928
6.50%, 08/15/29	0	(b)	171
6.50%, 09/15/29	1		1,403
6.50%, 12/15/29	0	(b)	191
6.50%, 05/15/31	2		3,639
6.50%, 06/15/31	1		3,103
6.50%, 07/15/31	0	(b)	434
6.50%, 09/15/31	0	(b)	1,339
6.50%, 09/15/31	4		6,714
6.50%, 11/15/31	0	(b)	27
6.50%, 11/15/31	3		36,036
6.50%, 12/15/31	2		11,241
6.50%, 01/15/32	1		3,415
6.50%, 02/20/32	0	(b)	292
6.50%, 03/15/32	6		6,505
6.50%, 04/15/32	4		8,797
6.50%, 05/20/32	12		13,693
6.50%, 06/15/32	0	(b)	512
6.50%, 06/15/32	1		1,395
6.50%, 07/15/32	3		2,778
6.50%, 08/15/32	5		5,603
6.50%, 09/15/32	2		2,331
6.50%, 10/15/32	1		3,637
6.50%, 12/15/32	2		1,894
6.50%, 01/15/33	3		6,277
6.50%, 03/15/33	3		6,927
6.50%, 04/15/33	3		2,967
6.50%, 05/15/33	4		4,119

S C H E D U L E O F I N V E S T M E N T S	86

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 07/15/34	$2		$2,063
6.50%, 08/15/34	2		2,700
6.50%, 08/20/34	1		1,359
6.50%, 11/15/34	3		4,078
6.50%, 12/15/35	4		4,879
6.50%, 02/15/36	3		3,441
6.50%, 04/15/36	17		20,109
6.50%, 10/15/36	12		25,053
6.50%, 05/15/37	37		42,028
6.50%, 07/15/37	4		4,856
6.50%, 08/15/37	1		644
6.50%, 11/15/37	3		9,390
6.50%, 12/15/37	5		9,134
6.50%, 01/15/38	2		2,071
6.50%, 05/15/38	3		3,098
6.50%, 08/20/38	12		14,016
6.50%, 09/15/38	4		4,066
6.50%, 10/20/38	1,102		1,320,060
6.50%, 11/15/38	12		16,424
6.50%, 12/15/38	3		19,060
6.50%, 01/15/39	0	(b)	489
7.00%, 11/15/22	0	(b)	585
7.00%, 06/15/23	0	(b)	423
7.00%, 07/15/23	1		529
7.00%, 07/15/23	0	(b)	332
7.00%, 08/15/23	0	(b)	1,225
7.00%, 08/15/23	1		2,131
7.00%, 09/15/23	0	(b)	146
7.00%, 10/15/23	0	(b)	549
7.00%, 11/15/23	1		1,332
7.00%, 11/15/23	0	(b)	300
7.00%, 12/15/23	0	(b)	670
7.00%, 01/15/24	0	(b)	432
7.00%, 04/15/24	0	(b)	551
7.00%, 05/15/24	0	(b)	1,072
7.00%, 06/15/24	1		553
7.00%, 09/15/24	1		906
7.00%, 10/15/24	2		1,620
7.00%, 11/15/24	1		641
7.00%, 01/15/25	0	(b)	195
7.00%, 07/15/25	0	(b)	287
7.00%, 09/15/25	0	(b)	224
7.00%, 10/15/25	0	(b)	216
7.00%, 12/15/25	0	(b)	70
7.00%, 12/15/25	1		977
7.00%, 01/15/26	0	(b)	208
7.00%, 02/15/26	0	(b)	386
7.00%, 04/15/26	0	(b)	209
7.00%, 04/15/26	1		610
7.00%, 06/15/26	1		1,281
7.00%, 11/15/26	0	(b)	547
7.00%, 02/15/27	0	(b)	238
7.00%, 05/15/27	1		681
7.00%, 06/15/27	1		1,215
7.00%, 10/15/27	1		1,032
7.00%, 11/15/27	1		1,518
7.00%, 11/15/27	0	(b)	106
7.00%, 12/15/27	2		4,137
7.00%, 12/15/27	0	(b)	326
7.00%, 01/15/28	1		981

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 02/15/28	$0	(b)	$61
7.00%, 03/15/28	0	(b)	438
7.00%, 03/15/28	1		832
7.00%, 04/15/28	3		3,669
7.00%, 04/15/28	0	(b)	397
7.00%, 06/15/28	1		3,149
7.00%, 06/15/28	0	(b)	938
7.00%, 07/15/28	1		1,052
7.00%, 07/15/28	0	(b)	164
7.00%, 08/15/28	1		981
7.00%, 08/15/28	0	(b)	629
7.00%, 09/15/28	1		4,734
7.00%, 09/15/28	0	(b)	226
7.00%, 10/15/28	0	(b)	521
7.00%, 11/15/28	5		6,045
7.00%, 11/15/28	0	(b)	1,197
7.00%, 12/15/28	0	(b)	544
7.00%, 12/15/28	2		1,747
7.00%, 03/15/29	4		7,632
7.00%, 04/15/29	0	(b)	216
7.00%, 04/15/29	3		2,965
7.00%, 05/15/29	0	(b)	164
7.00%, 06/15/29	1		793
7.00%, 07/15/29	0	(b)	457
7.00%, 08/15/29	0	(b)	567
7.00%, 08/15/29	1		2,590
7.00%, 11/15/29	0	(b)	130
7.00%, 12/15/29	1		980
7.00%, 12/15/30	2		1,938
7.00%, 02/15/31	1		1,432
7.00%, 07/15/31	3		5,149
7.00%, 07/15/31	0	(b)	406
7.00%, 08/15/31	0	(b)	1,066
7.00%, 08/15/31	2		1,784
7.00%, 09/15/31	0	(b)	525
7.00%, 09/15/31	2		2,752
7.00%, 10/15/31	0	(b)	229
7.00%, 11/15/31	2		1,932
7.00%, 02/15/32	1		1,883
7.00%, 02/15/32	0	(b)	143
7.00%, 04/15/32	3		3,283
7.00%, 05/15/32	2		2,213
7.00%, 09/15/37	1		843
7.00%, 12/15/37	8		8,770
7.50%, 04/15/22	0	(b)	57
7.50%, 05/15/22	0	(b)	360
7.50%, 12/15/22	0	(b)	227
7.50%, 01/15/23	1		545
7.50%, 05/15/23	0	(b)	112
7.50%, 06/15/23	0	(b)	163
7.50%, 07/15/23	0	(b)	134
7.50%, 08/15/23	0	(b)	64
7.50%, 11/15/23	0	(b)	190
7.50%, 12/15/23	0	(b)	185
7.50%, 02/15/24	1		820
7.50%, 02/15/24	0	(b)	222
7.50%, 04/15/24	1		811
7.50%, 04/15/24	0	(b)	107
7.50%, 05/15/24	1		1,934
7.50%, 05/15/24	0	(b)	466

87	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 06/15/24	$0	(b)	$968
7.50%, 08/15/25	0	(b)	85
7.50%, 09/15/25	1		1,540
7.50%, 09/15/25	0	(b)	149
7.50%, 11/15/25	0	(b)	133
7.50%, 12/15/25	0	(b)	339
7.50%, 03/15/26	2		1,707
7.50%, 03/15/26	0	(b)	34
7.50%, 06/15/26	1		549
7.50%, 08/15/26	0	(b)	165
7.50%, 01/15/27	0	(b)	293
7.50%, 06/15/27	0	(b)	552
7.50%, 10/15/27	0	(b)	1,076
7.50%, 12/15/27	1		1,115
7.50%, 01/15/28	0	(b)	140
7.50%, 06/15/28	2		2,372
7.50%, 07/15/28	2		5,330
7.50%, 08/15/28	0	(b)	404
7.50%, 09/15/28	0	(b)	245
7.50%, 12/15/28	0	(b)	160
7.50%, 01/15/29	0	(b)	67
7.50%, 03/15/29	1		1,663
7.50%, 04/15/29	0	(b)	219
7.50%, 08/15/29	1		579
7.50%, 09/15/29	0	(b)	128
7.50%, 10/15/29	0	(b)	210
7.50%, 11/15/29	0	(b)	137
7.50%, 12/15/29	2		2,553
7.50%, 06/15/30	2		1,881
7.50%, 08/15/30	3		3,679
7.50%, 11/15/30	0	(b)	46
7.50%, 12/15/30	1		723
7.50%, 03/15/32	1		1,445
8.00%, 12/15/21	0	(b)	72
8.00%, 01/15/22	0	(b)	7
8.00%, 04/15/22	0	(b)	70
8.00%, 07/15/22	0	(b)	100
8.00%, 08/15/22	0	(b)	114
8.00%, 02/15/23	0	(b)	421
8.00%, 02/15/23	1		790
8.00%, 03/15/23	0	(b)	85
8.00%, 10/15/23	1		555
8.00%, 12/15/23	0	(b)	640
8.00%, 03/15/24	0	(b)	181
8.00%, 04/15/24	0	(b)	105
8.00%, 06/15/25	0	(b)	130
8.00%, 07/15/25	0	(b)	396
8.00%, 07/15/25	1		540
8.00%, 08/15/25	1		732
8.00%, 09/15/25	0	(b)	245
8.00%, 10/15/25	1		838
8.00%, 11/15/25	0	(b)	468
8.00%, 04/15/26	1		1,359
8.00%, 05/15/26	0	(b)	410
8.00%, 06/15/26	1		678
8.00%, 06/15/26	0	(b)	57
8.00%, 07/15/26	0	(b)	134
8.00%, 07/15/26	1		609
8.00%, 08/15/26	0	(b)	276
8.00%, 09/15/26	0	(b)	614

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 09/15/26	$1		$901
8.00%, 02/15/27	1		1,159
8.00%, 08/15/27	2		1,795
8.00%, 12/15/27	0	(b)	369
8.00%, 04/15/28	0	(b)	68
8.00%, 08/20/29	0	(b)	126
8.00%, 09/15/29	1		687
8.00%, 10/15/29	0	(b)	456
8.00%, 11/15/29	1		1,221
8.00%, 01/15/30	0	(b)	65
8.00%, 02/15/30	0	(b)	317
8.00%, 06/15/30	0	(b)	499
8.00%, 06/20/30	0	(b)	95
8.00%, 12/15/30	2		2,704
8.00%, 07/15/31	0	(b)	166
8.00%, 08/15/31	0	(b)	493
8.00%, 03/15/32	1		1,499
8.50%, 06/15/21	0	(b)	20
8.50%, 09/15/21	0	(b)	96
8.50%, 11/15/21	0	(b)	25
8.50%, 01/15/22	0	(b)	44
8.50%, 04/15/22	1		707
8.50%, 06/15/22	0	(b)	72
8.50%, 08/15/22	0	(b)	93
8.50%, 09/15/22	0	(b)	56
8.50%, 12/15/22	0	(b)	92
8.50%, 12/15/22	1		520
8.50%, 05/15/23	0	(b)	132
8.50%, 08/15/24	0	(b)	296
8.50%, 09/15/24	0	(b)	215
8.50%, 10/15/24	0	(b)	52
8.50%, 03/15/25	1		941
8.50%, 04/15/25	0	(b)	200
8.50%, 09/15/26	0	(b)	401
8.50%, 01/15/27	0	(b)	96
8.50%, 07/15/27	0	(b)	290
8.50%, 08/15/27	1		805
8.50%, 02/15/30	1		1,263
8.50%, 06/15/30	0	(b)	59
8.50%, 07/15/30	0	(b)	521
8.50%, 08/15/30	0	(b)	358
8.50%, 04/15/31	0	(b)	98
9.00%, 12/15/21	0	(b)	9
9.00%, 08/15/24	0	(b)	201
9.00%, 10/15/24	0	(b)	158
9.00%, 11/15/24	0	(b)	141
9.00%, 03/15/25	1		609
9.00%, 05/15/25	0	(b)	209
9.50%, 11/15/20	0	(b)	1
9.50%, 08/15/21	0	(b)	2
9.50%, 11/15/21	0	(b)	1
9.50%, 08/15/22	0	(b)	5
9.50%, 12/15/24	0	(b)	249
9.50%, 01/15/25	0	(b)	161
9.50%, 02/15/25	0	(b)	436
9.50%, 06/15/25	0	(b)	69
Uniform Mortgage-Backed Securities 2.00%, 05/01/26	643		668,736
2.00%, 08/01/28	12		374,027
2.00%, 11/01/28	70		72,767

S C H E D U L E O F I N V E S T M E N T S	88

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 01/01/29	$10	$10,113
2.00%, 05/01/29	472	491,632
2.00%, 01/01/30	22	82,647
2.00%, 04/01/30	100	104,207
2.00%, 11/01/31	558	583,219
2.00%, 01/01/32	143	176,359
2.00%, 02/01/32	66	68,556
2.00%, 03/01/32	550	575,487
2.00%, 04/01/32	139	145,554
2.00%, 07/01/32	34	35,899
2.00%, 11/01/32	14	15,057
2.00%, 06/01/35	2,501	2,604,001
2.00%, 09/01/35(c)	332,600	346,066,402
2.00%, 09/14/50(c)	418,525	431,603,906
2.50%, 07/01/22	464	485,768
2.50%, 05/01/23	306	320,298
2.50%, 03/01/25	417	437,175
2.50%, 11/01/26	24	24,908
2.50%, 03/01/27	602	976,649
2.50%, 05/01/27	4,914	5,163,488
2.50%, 07/01/27	58	66,936
2.50%, 09/01/27	1,587	1,664,152
2.50%, 10/01/27	5,057	5,314,554
2.50%, 11/01/27	877	1,962,218
2.50%, 12/01/27	800	915,881
2.50%, 01/01/28	1,499	4,566,032
2.50%, 02/01/28	48	2,937,987
2.50%, 03/01/28	2,623	6,993,918
2.50%, 04/01/28	1,463	4,928,766
2.50%, 05/01/28	1,182	1,608,535
2.50%, 06/01/28	11	3,873,527
2.50%, 07/01/28	1,051	1,400,611
2.50%, 08/01/28	696	949,923
2.50%, 09/01/28	736	5,547,161
2.50%, 10/01/28	351	589,312
2.50%, 12/01/28	248	261,521
2.50%, 05/01/29	31	32,971
2.50%, 06/01/29	614	645,414
2.50%, 09/01/29	431	487,857
2.50%, 11/01/29	32	33,146
2.50%, 12/01/29	1,830	2,679,655
2.50%, 01/01/30	1,634	5,015,836
2.50%, 02/01/30	317	6,582,108
2.50%, 03/01/30	22	23,477
2.50%, 04/01/30	147	3,393,292
2.50%, 05/01/30	3,635	29,436,822
2.50%, 06/01/30	4,129	65,897,117
2.50%, 07/01/30	150	23,746,531
2.50%, 08/01/30	308	12,323,842
2.50%, 09/01/30	245	3,184,387
2.50%, 10/01/30	418	1,325,817
2.50%, 11/01/30	573	884,502
2.50%, 12/01/30	1,819	2,506,602
2.50%, 01/01/31	21	102,633
2.50%, 02/01/31	1,568	1,648,717
2.50%, 03/01/31	3,576	5,963,266
2.50%, 04/01/31	2,020	5,652,629
2.50%, 05/01/31	1,774	7,048,519
2.50%, 06/01/31	927	1,374,055
2.50%, 07/01/31	6,713	7,062,347

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/01/31	$445	$831,977
2.50%, 09/01/31	3,618	5,362,002
2.50%, 10/01/31	4,193	27,459,535
2.50%, 11/01/31	9,290	17,816,604
2.50%, 12/01/31	2,694	8,670,381
2.50%, 01/01/32	1,180	23,929,471
2.50%, 02/01/32	15,251	17,475,795
2.50%, 03/01/32	7,465	9,865,388
2.50%, 04/01/32	3,470	3,964,395
2.50%, 05/01/32	367	33,530,219
2.50%, 06/01/32	3,092	3,253,120
2.50%, 08/01/32	42	43,813
2.50%, 09/01/32	2,014	2,129,397
2.50%, 10/01/32	4,266	6,337,074
2.50%, 11/01/32	4,317	4,596,075
2.50%, 12/01/32	5,338	7,772,703
2.50%, 01/01/33	394	51,711,438
2.50%, 02/01/33	2,473	2,607,935
2.50%, 04/01/33	1,491	1,577,256
2.50%, 06/01/34	1,436	1,505,252
2.50%, 07/01/34	345	361,983
2.50%, 08/01/34	689	722,237
2.50%, 09/01/34	1,561	9,021,877
2.50%, 10/01/34	2,046	17,517,754
2.50%, 11/01/34	1,514	16,739,116
2.50%, 12/01/34	1,437	8,712,793
2.50%, 01/01/35	1,484	19,523,087
2.50%, 05/01/35	1,428	1,511,828
2.50%, 07/01/35	1,216	2,916,593
2.50%, 08/01/35	2,508	5,215,087
2.50%, 09/17/35(c)	322,902	338,738,073
2.50%, 10/01/42	678	724,777
2.50%, 11/01/42	399	425,757
2.50%, 12/01/42	43	45,956
2.50%, 01/01/43	1,739	1,857,656
2.50%, 02/01/43	2,496	2,736,088
2.50%, 03/01/43	1,708	1,823,354
2.50%, 04/01/43	8,573	9,152,677
2.50%, 06/01/43	2,527	4,790,124
2.50%, 07/01/43	61	64,901
2.50%, 08/01/43	591	631,254
2.50%, 04/01/45	90	457,166
2.50%, 05/01/45	735	779,222
2.50%, 07/01/45	78	82,243
2.50%, 03/01/46	3,523	3,732,480
2.50%, 05/01/46	40	100,117
2.50%, 07/01/46	193	204,197
2.50%, 08/01/46	171	1,111,404
2.50%, 09/01/46	117	474,927
2.50%, 10/01/46	290	306,858
2.50%, 11/01/46	13	14,121
2.50%, 12/01/46	559	592,127
2.50%, 01/01/47	22	59,548
2.50%, 02/01/47	23	4,385,327
2.50%, 04/01/47	6,679	7,069,279
2.50%, 07/01/49	1,709	1,811,419
2.50%, 10/01/49	1,978	2,079,464
2.50%, 01/01/50	17,421	18,312,722
2.50%, 04/01/50	3,395	3,597,912
2.50%, 06/01/50	26,300	35,049,377

89	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/50	$3,713		$12,404,994
2.50%, 08/01/50	48,050		50,994,693
2.50%, 09/01/50(c)	1,345,130		1,415,644,231
3.00%, 12/01/20	5		6,972
3.00%, 03/01/21	0	(b)	441
3.00%, 04/01/21	0	(b)	433
3.00%, 05/01/21	1		674
3.00%, 08/01/21	32		32,641
3.00%, 09/01/21	3		3,348
3.00%, 10/01/21	14		14,378
3.00%, 02/01/22	4		4,389
3.00%, 03/01/22	1		1,374
3.00%, 07/01/22	53		53,111
3.00%, 09/01/22	3		3,420
3.00%, 12/01/22	12		12,431
3.00%, 11/01/25	45		47,166
3.00%, 12/01/25	54		56,592
3.00%, 01/01/26	51		653,152
3.00%, 02/01/26	817		857,730
3.00%, 07/01/26	12		13,075
3.00%, 09/01/26	40		83,491
3.00%, 10/01/26	22		22,693
3.00%, 11/01/26	454		2,438,278
3.00%, 12/01/26	277		4,525,200
3.00%, 01/01/27	10		3,979,392
3.00%, 02/01/27	67		102,506
3.00%, 03/01/27	4		355,357
3.00%, 04/01/27	27		147,161
3.00%, 06/01/27	508		1,758,517
3.00%, 07/01/27	2,059		3,271,746
3.00%, 08/01/27	5,600		5,892,858
3.00%, 09/01/27	6		6,610
3.00%, 10/01/27	618		886,617
3.00%, 11/01/27	5,377		7,866,041
3.00%, 01/01/28	2,657		2,798,114
3.00%, 03/01/28	517		558,372
3.00%, 04/01/28	1,108		1,166,515
3.00%, 05/01/28	27		989,926
3.00%, 08/01/28	2,292		3,469,925
3.00%, 09/01/28	508		537,022
3.00%, 11/01/28	790		5,301,360
3.00%, 12/01/28	28		84,187
3.00%, 01/01/29	1,734		1,824,339
3.00%, 02/01/29	14		952,049
3.00%, 03/01/29	898		955,052
3.00%, 04/01/29	6,347		9,041,147
3.00%, 05/01/29	293		542,546
3.00%, 06/01/29	26		27,451
3.00%, 07/01/29	7		1,448,383
3.00%, 08/01/29	184		2,551,105
3.00%, 09/01/29	241		763,650
3.00%, 10/01/29	4,447		6,171,943
3.00%, 11/01/29	895		8,604,892
3.00%, 12/01/29	507		716,571
3.00%, 01/01/30	17		1,019,110
3.00%, 02/01/30	908		5,635,290
3.00%, 03/01/30	2,007		64,369,235
3.00%, 04/01/30	1,186		11,976,992
3.00%, 05/01/30	736		8,939,774
3.00%, 06/01/30	25		4,481,528

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/30	$1,868	$11,024,226
3.00%, 08/01/30	36	1,226,584
3.00%, 09/01/30	10	5,886,741
3.00%, 10/01/30	775	5,435,092
3.00%, 11/01/30	1,912	2,328,709
3.00%, 01/01/31	44	8,966,461
3.00%, 02/01/31	9,222	11,388,717
3.00%, 03/01/31	8,104	21,194,226
3.00%, 04/01/31	1,004	1,175,367
3.00%, 05/01/31	5,446	20,053,919
3.00%, 06/01/31	2,759	9,250,204
3.00%, 07/01/31	1,486	1,566,168
3.00%, 08/01/31	197	290,264
3.00%, 09/01/31	3,278	12,462,876
3.00%, 12/01/31	4,943	6,552,247
3.00%, 01/01/32	7,607	13,087,126
3.00%, 02/01/32	4,042	21,818,554
3.00%, 03/01/32	6,352	8,251,234
3.00%, 04/01/32	1,769	7,260,826
3.00%, 05/01/32	2,452	2,610,273
3.00%, 06/01/32	1,199	12,558,940
3.00%, 07/01/32	730	4,242,854
3.00%, 08/01/32	3,358	5,626,947
3.00%, 09/01/32	3,514	24,253,616
3.00%, 10/01/32	597	1,261,044
3.00%, 11/01/32	420	8,590,105
3.00%, 12/01/32	8,770	37,256,069
3.00%, 01/01/33	1,010	1,082,987
3.00%, 02/01/33	4,101	8,162,887
3.00%, 03/01/33	1,400	3,973,798
3.00%, 04/01/33	1,036	1,864,497
3.00%, 05/01/33	1,363	6,334,083
3.00%, 06/01/33	929	978,096
3.00%, 10/01/33	411	14,182,039
3.00%, 02/01/34	12,071	12,719,989
3.00%, 05/01/34	1,882	2,004,634
3.00%, 06/01/34	1,180	8,174,381
3.00%, 07/01/34	798	14,664,876
3.00%, 08/01/34	1,580	6,623,122
3.00%, 09/01/34	1,595	6,824,903
3.00%, 10/01/34	3,430	9,663,574
3.00%, 11/01/34	746	13,074,840
3.00%, 12/01/34	2,216	5,144,679
3.00%, 01/01/35	2,062	10,586,263
3.00%, 02/01/35	7,325	7,685,003
3.00%, 03/01/35	2,411	5,801,010
3.00%, 04/01/35	1,068	2,313,829
3.00%, 09/01/35(c)	90,646	95,160,596
3.00%, 12/01/35	30,047	31,885,350
3.00%, 12/01/36	5,959	6,302,518
3.00%, 01/01/37	12,910	13,670,892
3.00%, 02/01/37	14,758	15,627,843
3.00%, 05/01/41	1,006	1,063,198
3.00%, 04/01/42	56	60,278
3.00%, 08/01/42	1,338	1,541,966
3.00%, 09/01/42	4,303	7,838,841
3.00%, 10/01/42	985	8,129,257
3.00%, 11/01/42	1,743	33,896,593
3.00%, 12/01/42	589	64,272,922
3.00%, 01/01/43	505	29,125,112

S C H E D U L E O F I N V E S T M E N T S	90

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/43	$910	$8,061,993
3.00%, 03/01/43	216	25,005,784
3.00%, 04/01/43	2,071	18,462,013
3.00%, 05/01/43	20	26,877,990
3.00%, 06/01/43	213	8,937,253
3.00%, 07/01/43	216	3,275,994
3.00%, 08/01/43	762	24,199,389
3.00%, 09/01/43	14,813	36,730,421
3.00%, 10/01/43	1,060	1,238,096
3.00%, 11/01/43	89	95,322
3.00%, 12/01/43	1,255	1,361,539
3.00%, 01/01/44	1,667	28,812,215
3.00%, 02/01/44	19,305	23,297,995
3.00%, 07/01/44	89,021	95,489,224
3.00%, 10/01/44	46,018	68,725,717
3.00%, 11/01/44	5,657	6,067,925
3.00%, 12/01/44	547	582,753
3.00%, 01/01/45	8,340	9,006,358
3.00%, 02/01/45	502	5,978,058
3.00%, 03/01/45	197	2,394,182
3.00%, 04/01/45	235	5,416,875
3.00%, 05/01/45	22	42,805,863
3.00%, 06/01/45	29	98,361
3.00%, 07/01/45	775	8,248,693
3.00%, 08/01/45	5,968	12,450,412
3.00%, 09/01/45	579	1,907,024
3.00%, 10/01/45	743	820,368
3.00%, 12/01/45	464	2,079,080
3.00%, 01/01/46	1,528	11,761,491
3.00%, 02/01/46	2,485	3,946,867
3.00%, 03/01/46	1,703	2,279,602
3.00%, 04/01/46	5,897	9,393,225
3.00%, 05/01/46	981	6,045,699
3.00%, 06/01/46	1,147	4,835,034
3.00%, 07/01/46	4,572	36,461,175
3.00%, 08/01/46	18,230	30,084,266
3.00%, 09/01/46	493	5,027,522
3.00%, 10/01/46	4,476	93,254,200
3.00%, 11/01/46	2,731	92,250,192
3.00%, 12/01/46	6,263	154,733,497
3.00%, 01/01/47	16,070	102,554,951
3.00%, 02/01/47	71,958	113,831,257
3.00%, 03/01/47	10,866	44,181,959
3.00%, 04/01/47	5,044	45,715,131
3.00%, 05/01/47	1,872	1,973,049
3.00%, 07/01/47	23,596	33,505,507
3.00%, 08/01/47	2,539	2,683,796
3.00%, 10/01/47	606	654,464
3.00%, 11/01/47	25	451,900
3.00%, 12/01/47	12,349	14,739,348
3.00%, 01/01/48	579	618,248
3.00%, 03/01/48	1,394	20,535,431
3.00%, 04/01/48	29	82,007
3.00%, 05/01/48	499	524,977
3.00%, 11/01/48	43,904	46,836,808
3.00%, 02/01/49	639	675,977
3.00%, 04/01/49	3,241	12,077,163
3.00%, 05/01/49	1,798	25,884,774
3.00%, 06/01/49	3,480	7,255,976
3.00%, 07/01/49	1,955	7,699,412

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/49	$6,427	$21,041,508
3.00%, 09/01/49	1,065	15,222,537
3.00%, 10/01/49	16,216	70,575,385
3.00%, 11/01/49	3,929	43,289,113
3.00%, 12/01/49	44,297	208,669,953
3.00%, 01/01/50	1,644	43,538,448
3.00%, 02/01/50	2,167	119,395,137
3.00%, 03/01/50	1,202	38,616,274
3.00%, 04/01/50	28,727	45,686,659
3.00%, 05/01/50	9,164	28,088,163
3.00%, 06/01/50	5,503	5,950,199
3.00%, 07/01/50	6,946	82,995,419
3.00%, 08/01/50	45,464	63,653,988
3.00%, 09/01/50(c)	46,472	48,889,441
3.00%, 09/14/50(c)	528,616	557,235,547
3.50%, 03/01/23	4	4,112
3.50%, 08/01/25	61	78,491
3.50%, 09/01/25	680	741,086
3.50%, 10/01/25	49	474,192
3.50%, 11/01/25	63	130,499
3.50%, 12/01/25	1,126	1,928,139
3.50%, 01/01/26	128	254,782
3.50%, 02/01/26	156	178,424
3.50%, 03/01/26	67	149,877
3.50%, 04/01/26	510	572,087
3.50%, 05/01/26	4	103,327
3.50%, 06/01/26	31	93,411
3.50%, 07/01/26	7	7,152
3.50%, 08/01/26	83	241,017
3.50%, 09/01/26	10	10,722,998
3.50%, 10/01/26	13	217,889
3.50%, 12/01/26	76	87,641
3.50%, 01/01/27	380	608,541
3.50%, 02/01/27	38	40,050
3.50%, 03/01/27	814	868,232
3.50%, 04/01/27	1,467	1,552,586
3.50%, 07/01/27	217	836,284
3.50%, 01/01/28	739	787,568
3.50%, 07/01/28	1,315	1,392,144
3.50%, 10/01/28	697	742,958
3.50%, 11/01/28	174	185,635
3.50%, 12/01/28	285	340,657
3.50%, 01/01/29	349	452,803
3.50%, 03/01/29	716	775,477
3.50%, 05/01/29	179	190,957
3.50%, 07/01/29	22	23,782
3.50%, 08/01/29	88	100,912
3.50%, 09/01/29	14	481,335
3.50%, 10/01/29	34	36,528
3.50%, 11/01/29	4,071	4,455,741
3.50%, 12/01/29	1,426	2,551,208
3.50%, 04/01/30	446	475,873
3.50%, 08/01/30	449	479,485
3.50%, 11/01/30	695	892,497
3.50%, 02/01/31	65	69,518
3.50%, 03/01/31	829	3,271,275
3.50%, 04/01/31	30	1,071,376
3.50%, 05/01/31	380	408,147
3.50%, 06/01/31	11,508	12,369,933
3.50%, 07/01/31	1,473	4,921,551

91	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/31	$268	$2,424,417
3.50%, 09/01/31	495	531,258
3.50%, 12/01/31	1,885	2,030,465
3.50%, 01/01/32	5,825	8,484,478
3.50%, 02/01/32	1,288	2,175,815
3.50%, 03/01/32	385	1,517,896
3.50%, 04/01/32	618	6,659,999
3.50%, 05/01/32	3,336	8,773,109
3.50%, 06/01/32	1,010	2,825,205
3.50%, 07/01/32	818	5,285,399
3.50%, 08/01/32	808	2,410,602
3.50%, 09/01/32	1,159	1,234,021
3.50%, 11/01/32	959	8,757,159
3.50%, 12/01/32	1,023	1,105,124
3.50%, 01/01/33	1,745	1,871,212
3.50%, 02/01/33	1,610	3,939,181
3.50%, 03/01/33	174	11,349,160
3.50%, 04/01/33	160	1,225,572
3.50%, 05/01/33	719	1,352,639
3.50%, 09/01/33	3,252	4,499,363
3.50%, 10/01/33	820	887,983
3.50%, 11/01/33	712	758,614
3.50%, 01/01/34	333	8,464,231
3.50%, 02/01/34	2,237	3,999,878
3.50%, 03/01/34	760	13,426,019
3.50%, 04/01/34	1,397	21,925,628
3.50%, 05/01/34	2,083	12,308,748
3.50%, 06/01/34	1,571	3,979,392
3.50%, 07/01/34	12,102	21,144,405
3.50%, 08/01/34	1,034	1,108,937
3.50%, 09/01/34	1,042	1,123,752
3.50%, 10/01/34	1,924	3,880,482
3.50%, 11/01/34	2,209	6,718,223
3.50%, 12/01/34	6,145	6,625,546
3.50%, 02/01/35	1,051	1,127,595
3.50%, 04/01/35	1,526	1,631,779
3.50%, 05/01/35	2,533	2,676,540
3.50%, 06/01/35	9,447	16,117,605
3.50%, 09/01/35(c)	15,000	15,851,660
3.50%, 01/01/38	9,080	9,652,051
3.50%, 02/01/38	5,461	5,805,325
3.50%, 10/01/40	44	47,769
3.50%, 11/01/40	35	37,619
3.50%, 12/01/40	1,272	1,608,571
3.50%, 01/01/41	131	141,936
3.50%, 02/01/41	13	40,801
3.50%, 03/01/41	18	91,155
3.50%, 06/01/41	40	43,271
3.50%, 09/01/41	1,447	1,571,895
3.50%, 10/01/41	26	28,142
3.50%, 11/01/41	328	355,910
3.50%, 12/01/41	612	940,998
3.50%, 01/01/42	240	608,193
3.50%, 02/01/42	1,826	2,305,939
3.50%, 03/01/42	30	29,882,314
3.50%, 04/01/42	60	925,740
3.50%, 05/01/42	359	5,685,351
3.50%, 06/01/42	42	543,035
3.50%, 07/01/42	2,169	2,496,138
3.50%, 08/01/42	671	35,494,636

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/42	$3,205	$10,315,531
3.50%, 10/01/42	769	31,020,507
3.50%, 11/01/42	336	2,750,835
3.50%, 12/01/42	2,630	21,420,488
3.50%, 01/01/43	621	1,489,597
3.50%, 04/01/43	665	1,389,144
3.50%, 05/01/43	1,150	8,236,730
3.50%, 06/01/43	4,959	16,807,850
3.50%, 07/01/43	1,411	3,540,310
3.50%, 08/01/43	11	829,116
3.50%, 09/01/43	433	469,441
3.50%, 11/01/43	473	512,222
3.50%, 01/01/44	30	779,156
3.50%, 02/01/44	46	932,549
3.50%, 04/01/44	12,803	14,343,125
3.50%, 05/01/44	55	58,980
3.50%, 06/01/44	55	1,196,961
3.50%, 09/01/44	671	3,561,299
3.50%, 10/01/44	5,094	12,336,087
3.50%, 11/01/44	527	1,434,541
3.50%, 12/01/44	315	2,222,075
3.50%, 01/01/45	733	805,283
3.50%, 02/01/45	1,053	26,439,545
3.50%, 03/01/45	3,745	4,546,646
3.50%, 04/01/45	3,695	4,176,693
3.50%, 05/01/45	1,498	2,580,985
3.50%, 06/01/45	351	7,418,692
3.50%, 07/01/45	9,085	20,678,041
3.50%, 08/01/45	735	25,000,423
3.50%, 09/01/45	56,874	72,313,964
3.50%, 10/01/45	6,210	26,116,569
3.50%, 11/01/45	3,047	5,217,775
3.50%, 12/01/45	3,467	16,592,551
3.50%, 01/01/46	1,744	38,921,896
3.50%, 02/01/46	87,214	96,310,857
3.50%, 03/01/46	3,308	30,215,293
3.50%, 04/01/46	19,948	49,250,251
3.50%, 05/01/46	5,134	11,758,458
3.50%, 06/01/46	18,219	24,949,049
3.50%, 07/01/46	6,709	83,421,783
3.50%, 08/01/46	1,171	8,339,615
3.50%, 09/01/46	14,604	20,230,307
3.50%, 10/01/46	4,235	43,242,358
3.50%, 11/01/46	648	43,356,772
3.50%, 12/01/46	5,684	117,630,651
3.50%, 01/01/47	1,896	73,061,224
3.50%, 02/01/47	605	42,932,765
3.50%, 03/01/47	1,864	5,974,498
3.50%, 04/01/47	741	25,592,855
3.50%, 05/01/47	7,588	41,219,730
3.50%, 06/01/47	10,293	34,806,687
3.50%, 07/01/47	2,397	52,641,729
3.50%, 08/01/47	4,177	128,033,081
3.50%, 09/01/47	6,225	20,512,196
3.50%, 10/01/47	1,265	22,221,465
3.50%, 11/01/47	288	94,025,693
3.50%, 12/01/47	6,062	46,850,225
3.50%, 01/01/48	2,609	111,157,623
3.50%, 02/01/48	53,393	145,711,345
3.50%, 03/01/48	2,065	48,149,288

S C H E D U L E O F I N V E S T M E N T S	92

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/48	$3,561		$13,862,240
3.50%, 05/01/48	5,257		7,295,097
3.50%, 06/01/48	4,137		25,031,973
3.50%, 07/01/48	6,133		47,491,504
3.50%, 08/01/48	1,879		1,996,982
3.50%, 09/01/48	3,772		4,081,409
3.50%, 10/01/48	6,296		6,655,694
3.50%, 11/01/48	2,225		96,569,287
3.50%, 01/01/49	2,807		46,980,624
3.50%, 02/01/49	3,440		3,671,918
3.50%, 03/01/49	4,042		7,700,378
3.50%, 04/01/49	2,049		15,900,741
3.50%, 05/01/49	936		57,098,182
3.50%, 06/01/49	28,557		40,772,971
3.50%, 07/01/49	29,300		82,771,562
3.50%, 08/01/49	1,278		8,707,241
3.50%, 09/01/49	1,417		26,905,724
3.50%, 10/01/49	247		11,071,857
3.50%, 11/01/49	2,887		4,599,329
3.50%, 12/01/49	3,843		6,066,590
3.50%, 01/01/50	18,059		47,633,845
3.50%, 02/01/50	3,844		8,844,740
3.50%, 06/01/50	42,410		46,033,940
3.50%, 09/14/50(c)	280,530		295,925,927
4.00%, 12/01/20	0	(b)	79
4.00%, 02/01/21	0	(b)	102
4.00%, 04/01/21	0	(b)	75
4.00%, 02/01/22	4		3,750
4.00%, 03/01/22	12		12,042
4.00%, 03/01/22	0	(b)	64
4.00%, 04/01/23	4		5,772
4.00%, 02/01/24	4		6,439
4.00%, 03/01/24	545		579,195
4.00%, 04/01/24	50		290,096
4.00%, 05/01/24	7		15,379
4.00%, 06/01/24	23		37,330
4.00%, 07/01/24	2		114,839
4.00%, 08/01/24	3		12,215
4.00%, 09/01/24	27		28,308
4.00%, 10/01/24	12		45,112
4.00%, 11/01/24	5		7,367
4.00%, 12/01/24	11		41,414
4.00%, 01/01/25	12		12,599
4.00%, 02/01/25	7		25,964
4.00%, 03/01/25	39		56,684
4.00%, 04/01/25	9		55,909
4.00%, 05/01/25	16		95,261
4.00%, 06/01/25	11		14,266
4.00%, 07/01/25	175		198,889
4.00%, 08/01/25	10		13,582
4.00%, 09/01/25	8		1,297,964
4.00%, 10/01/25	1,580		1,680,343
4.00%, 11/01/25	716		804,783
4.00%, 12/01/25	19		20,319
4.00%, 01/01/26	13		50,228
4.00%, 03/01/26	625		826,867
4.00%, 05/01/26	10		25,504
4.00%, 06/01/26	2,362		4,045,191
4.00%, 07/01/26	172		232,033
4.00%, 08/01/26	32		34,357

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/26	$1,306	$1,436,040
4.00%, 03/01/27	1,235	1,327,157
4.00%, 08/01/27	392	416,491
4.00%, 02/01/29	469	498,984
4.00%, 12/01/30	1,342	1,463,722
4.00%, 01/01/31	841	917,319
4.00%, 02/01/31	636	694,032
4.00%, 10/01/31	1,999	2,181,431
4.00%, 02/01/32	4,934	5,384,252
4.00%, 04/01/32	21	21,769
4.00%, 06/01/32	22	23,352
4.00%, 07/01/32	818	1,986,713
4.00%, 05/01/33	370	392,619
4.00%, 07/01/33	380	403,007
4.00%, 08/01/33	926	2,943,043
4.00%, 10/01/33	742	815,630
4.00%, 12/01/33	5,489	5,837,387
4.00%, 01/01/34	1,233	1,308,471
4.00%, 05/01/34	809	877,973
4.00%, 07/01/34	1,021	1,108,244
4.00%, 10/01/34	1,138	1,248,322
4.00%, 09/17/35(c)	189	199,863
4.00%, 01/01/36	24	25,862
4.00%, 10/01/37	43,532	46,575,522
4.00%, 06/01/38	987	1,055,818
4.00%, 03/01/39	15	36,995
4.00%, 04/01/39	28	80,737
4.00%, 05/01/39	24	748,856
4.00%, 07/01/39	40	43,615
4.00%, 08/01/39	70	709,817
4.00%, 09/01/39	61	66,991
4.00%, 10/01/39	5	5,939
4.00%, 11/01/39	6	242,402
4.00%, 12/01/39	6	10,473
4.00%, 02/01/40	28	45,635
4.00%, 05/01/40	23	31,212
4.00%, 07/01/40	88	96,603
4.00%, 08/01/40	1,281	2,287,536
4.00%, 09/01/40	41	44,663
4.00%, 10/01/40	76	969,515
4.00%, 11/01/40	97	345,618
4.00%, 12/01/40	652	3,784,383
4.00%, 01/01/41	748	5,830,166
4.00%, 02/01/41	988	2,338,072
4.00%, 03/01/41	246	487,788
4.00%, 04/01/41	2	71,357
4.00%, 05/01/41	574	799,021
4.00%, 08/01/41	6	6,858
4.00%, 09/01/41	10	513,393
4.00%, 10/01/41	314	975,052
4.00%, 11/01/41	18	348,944
4.00%, 12/01/41	434	1,966,012
4.00%, 01/01/42	1,536	2,872,746
4.00%, 02/01/42	314	436,862
4.00%, 03/01/42	11,755	13,469,393
4.00%, 05/01/42	46	2,058,938
4.00%, 06/01/42	23	85,819
4.00%, 07/01/42	356	792,501
4.00%, 08/01/42	6	6,171
4.00%, 09/01/42	11	11,866

93	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/42	$425	$479,891
4.00%, 01/01/43	18	19,413
4.00%, 08/01/43	62	73,013
4.00%, 09/01/43	14	2,623,721
4.00%, 10/01/43	262	400,968
4.00%, 12/01/43	14	15,039
4.00%, 01/01/44	52	128,176
4.00%, 02/01/44	25	29,454
4.00%, 03/01/44	1,603	2,694,503
4.00%, 04/01/44	1,166	2,884,828
4.00%, 05/01/44	4,476	9,259,466
4.00%, 06/01/44	5,124	5,750,095
4.00%, 07/01/44	12,163	15,565,501
4.00%, 08/01/44	15	459,602
4.00%, 09/01/44	432	481,232
4.00%, 10/01/44	5,421	6,992,061
4.00%, 11/01/44	4,300	5,511,750
4.00%, 12/01/44	715	5,034,245
4.00%, 01/01/45	725	23,620,704
4.00%, 02/01/45	657	14,154,525
4.00%, 03/01/45	4,350	12,487,892
4.00%, 04/01/45	655	1,647,193
4.00%, 06/01/45	10,170	14,690,485
4.00%, 07/01/45	25,786	32,165,209
4.00%, 08/01/45	891	1,081,060
4.00%, 09/01/45	6,421	36,286,818
4.00%, 10/01/45	4,148	8,043,899
4.00%, 11/01/45	482	7,851,115
4.00%, 12/01/45	104	1,881,523
4.00%, 01/01/46	409	5,030,767
4.00%, 02/01/46	591	9,252,034
4.00%, 03/01/46	339	15,215,278
4.00%, 04/01/46	1,768	14,202,355
4.00%, 05/01/46	9,152	22,940,845
4.00%, 06/01/46	1,894	32,436,276
4.00%, 07/01/46	129	3,608,377
4.00%, 08/01/46	6,699	24,418,211
4.00%, 09/01/46	547	21,154,162
4.00%, 10/01/46	630	7,391,075
4.00%, 11/01/46	1,701	19,164,479
4.00%, 01/01/47	2,373	7,805,656
4.00%, 02/01/47	5,728	9,852,942
4.00%, 03/01/47	1,183	22,699,132
4.00%, 04/01/47	365	26,057,709
4.00%, 05/01/47	12,105	18,881,788
4.00%, 06/01/47	5,177	47,465,233
4.00%, 07/01/47	1,392	21,925,218
4.00%, 08/01/47	1,472	91,940,594
4.00%, 09/01/47	220	80,304,992
4.00%, 10/01/47	8,082	54,954,878
4.00%, 11/01/47	4,813	42,042,236
4.00%, 12/01/47	1,743	20,529,443
4.00%, 01/01/48	1,495	25,427,416
4.00%, 02/01/48	65,521	104,249,659
4.00%, 03/01/48	1,209	9,243,961
4.00%, 04/01/48	35,972	69,379,444
4.00%, 05/01/48	17,690	28,248,200
4.00%, 06/01/48	546	27,537,571
4.00%, 07/01/48	13,603	49,934,046
4.00%, 08/01/48	1,874	29,877,906

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/48	$15,030		$30,435,895
4.00%, 10/01/48	2,549		6,789,556
4.00%, 11/01/48	1,213		27,270,236
4.00%, 12/01/48	413		34,119,817
4.00%, 01/01/49	4,404		54,019,705
4.00%, 02/01/49	810		27,791,804
4.00%, 03/01/49	699		53,550,645
4.00%, 04/01/49	2,117		47,713,992
4.00%, 05/01/49	13,810		49,405,114
4.00%, 06/01/49	9,646		34,248,378
4.00%, 07/01/49	19,841		65,270,545
4.00%, 08/01/49	1,616		17,056,258
4.00%, 09/01/49	10,280		11,154,741
4.00%, 12/01/49	1,161		1,288,403
4.00%, 01/01/50	1,361		34,159,832
4.00%, 02/01/50	1,705		1,845,185
4.00%, 03/01/50	2,545		2,743,706
4.00%, 04/01/50	2,028		2,224,389
4.00%, 05/01/50	9,585		27,251,286
4.00%, 09/14/50(c)	42,641		45,447,336
4.50%, 09/01/20	0	(b)	126
4.50%, 10/01/20	0	(b)	5
4.50%, 11/01/20	0	(b)	36
4.50%, 12/01/20	0	(b)	2
4.50%, 02/01/21	0	(b)	206
4.50%, 02/01/22	0	(b)	317
4.50%, 05/01/22	0	(b)	2
4.50%, 07/01/22	0	(b)	142
4.50%, 08/01/22	6		6,257
4.50%, 11/01/22	12		12,017
4.50%, 04/01/23	5		9,831
4.50%, 05/01/23	1		1,561
4.50%, 06/01/23	39		44,565
4.50%, 01/01/24	1		1,482
4.50%, 02/01/24	2		2,855
4.50%, 03/01/24	37		38,385
4.50%, 04/01/24	0	(b)	519
4.50%, 04/01/24	1		574
4.50%, 07/01/24	8		8,633
4.50%, 08/01/24	3		13,350
4.50%, 10/01/24	646		680,445
4.50%, 10/01/24	0	(b)	478
4.50%, 11/01/24	4		8,766
4.50%, 12/01/24	49		58,403
4.50%, 01/01/25	3		2,844
4.50%, 02/01/25	821		898,448
4.50%, 04/01/25	802		856,078
4.50%, 05/01/25	19		47,738
4.50%, 06/01/25	788		829,606
4.50%, 09/01/25	20		21,400
4.50%, 04/01/26	31		32,977
4.50%, 01/01/27	418		436,842
4.50%, 11/01/28	1		1,605
4.50%, 08/01/31	2,812		3,085,936
4.50%, 08/01/33	21		60,659
4.50%, 09/01/33	5		14,265
4.50%, 10/01/33	9		33,660
4.50%, 11/01/33	13		56,797
4.50%, 12/01/33	1,546		1,684,352
4.50%, 01/01/34	1,419		3,918,882

S C H E D U L E O F I N V E S T M E N T S	94

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/34	$1,250		$1,360,860
4.50%, 04/01/34	2		2,030
4.50%, 05/01/34	1		19,723
4.50%, 06/01/34	153		2,485,993
4.50%, 07/01/34	1		1,542
4.50%, 08/01/34	2		4,091,859
4.50%, 09/01/34	1,278		1,406,981
4.50%, 12/01/34	0	(b)	177
4.50%, 12/01/34	9		9,921
4.50%, 01/01/35	2		1,789
4.50%, 02/01/35	1		1,250
4.50%, 03/01/35	3		3,686
4.50%, 05/01/35	1		1,167
4.50%, 07/01/35	0	(b)	453
4.50%, 08/01/35	2		2,542
4.50%, 09/01/35	2		17,702
4.50%, 10/01/35	3		3,635
4.50%, 12/01/35	2		75,699
4.50%, 01/01/36	1		1,115
4.50%, 03/01/36	4		4,137
4.50%, 07/01/37	6		6,781
4.50%, 03/01/38	6		6,884
4.50%, 04/01/38	0	(b)	475
4.50%, 04/01/38	1		133,962
4.50%, 05/01/38	2		2,045
4.50%, 06/01/38	21		44,565
4.50%, 09/01/38	28,184		30,692,426
4.50%, 11/01/38	7		7,368
4.50%, 01/01/39	4		19,506
4.50%, 02/01/39	1		1,724,401
4.50%, 03/01/39	23		114,753
4.50%, 04/01/39	54		3,269,741
4.50%, 05/01/39	1,502		1,803,611
4.50%, 06/01/39	2		346,589
4.50%, 07/01/39	207		341,677
4.50%, 08/01/39	42		5,815,310
4.50%, 09/01/39	11		175,762
4.50%, 10/01/39	40		11,813,230
4.50%, 11/01/39	38		80,898
4.50%, 12/01/39	17		560,243
4.50%, 01/01/40	10		479,915
4.50%, 02/01/40	11		220,529
4.50%, 03/01/40	117		284,753
4.50%, 04/01/40	17		131,621
4.50%, 05/01/40	90		355,719
4.50%, 06/01/40	59		66,024
4.50%, 07/01/40	44		141,312
4.50%, 08/01/40	38		308,792
4.50%, 09/01/40	3,091		3,830,937
4.50%, 10/01/40	17		692,543
4.50%, 12/01/40	2,592		4,690,595
4.50%, 01/01/41	4,685		5,258,837
4.50%, 02/01/41	15		280,329
4.50%, 03/01/41	19		903,335
4.50%, 04/01/41	1,284		36,211,144
4.50%, 05/01/41	3,781		28,662,777
4.50%, 06/01/41	3,728		12,586,864
4.50%, 07/01/41	65		547,202
4.50%, 08/01/41	6,065		6,999,266
4.50%, 09/01/41	10,743		12,265,617

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/41	$12	$229,505
4.50%, 11/01/41	324	695,566
4.50%, 12/01/41	5,002	5,887,526
4.50%, 01/01/42	1,219	4,437,722
4.50%, 04/01/42	15	257,665
4.50%, 07/01/42	9	9,951
4.50%, 09/01/42	2,828	3,409,787
4.50%, 10/01/42	2,761	4,128,596
4.50%, 01/01/43	323	362,649
4.50%, 09/01/43	4,389	5,868,490
4.50%, 10/01/43	1,102	2,035,270
4.50%, 11/01/43	8	3,295,084
4.50%, 12/01/43	2,088	3,171,362
4.50%, 01/01/44	4	683,484
4.50%, 02/01/44	5	675,578
4.50%, 03/01/44	14,561	16,489,939
4.50%, 04/01/44	558	3,252,926
4.50%, 05/01/44	11	1,593,227
4.50%, 06/01/44	1,812	3,992,382
4.50%, 07/01/44	468	829,340
4.50%, 08/01/44	1,761	2,397,200
4.50%, 09/01/44	134	156,360
4.50%, 10/01/44	422	534,580
4.50%, 11/01/44	5	347,623
4.50%, 12/01/44	15,405	17,874,237
4.50%, 01/01/45	1,738	2,011,057
4.50%, 02/01/45	16,308	18,787,286
4.50%, 04/01/45	9	10,234
4.50%, 05/01/45	19	20,648
4.50%, 08/01/45	4,493	5,041,606
4.50%, 09/01/45	781	871,284
4.50%, 10/01/45	48	2,985,127
4.50%, 11/01/45	13	1,178,256
4.50%, 12/01/45	280	545,175
4.50%, 01/01/46	319	356,447
4.50%, 02/01/46	7,726	18,634,087
4.50%, 03/01/46	12	52,105,717
4.50%, 04/01/46	68	11,737,242
4.50%, 05/01/46	64	3,578,562
4.50%, 06/01/46	2,252	2,576,459
4.50%, 07/01/46	172	1,876,939
4.50%, 08/01/46	4,403	18,575,436
4.50%, 09/01/46	547	698,894
4.50%, 10/01/46	781	2,163,289
4.50%, 11/01/46	192	210,223
4.50%, 12/01/46	687	1,284,592
4.50%, 01/01/47	355	2,757,944
4.50%, 02/01/47	90	838,105
4.50%, 03/01/47	182	3,277,280
4.50%, 04/01/47	217	9,436,633
4.50%, 05/01/47	1,776	3,002,208
4.50%, 06/01/47	213	11,299,857
4.50%, 07/01/47	537	2,837,461
4.50%, 08/01/47	599	3,040,700
4.50%, 09/01/47	618	3,507,327
4.50%, 10/01/47	1,477	17,441,545
4.50%, 11/01/47	4,468	5,523,904
4.50%, 12/01/47	1,612	1,871,576
4.50%, 01/01/48	3,943	5,635,139
4.50%, 02/01/48	798	9,562,957

95	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 03/01/48	$490		$1,387,641
4.50%, 04/01/48	9,610		13,603,253
4.50%, 05/01/48	5,575		12,221,972
4.50%, 06/01/48	253		5,965,023
4.50%, 07/01/48	60		12,268,704
4.50%, 08/01/48	6,966		52,986,757
4.50%, 09/01/48	1,042		20,371,600
4.50%, 10/01/48	2,107		28,522,573
4.50%, 11/01/48	5,906		19,184,025
4.50%, 12/01/48	4,409		20,947,600
4.50%, 01/01/49	2,611		54,042,379
4.50%, 02/01/49	1,863		29,415,330
4.50%, 03/01/49	2,386		14,079,648
4.50%, 04/01/49	3,261		7,888,456
4.50%, 05/01/49	13,750		15,070,672
4.50%, 07/01/49	20,953		27,920,912
4.50%, 08/01/49	10,586		12,299,209
4.50%, 09/01/49	564		7,027,410
4.50%, 10/01/49	6,287		6,813,767
4.50%, 11/01/49	4,213		4,547,247
4.50%, 12/01/49	22,769		27,408,207
4.50%, 01/01/50	75		81,921
4.50%, 02/01/50	1,077		1,220,073
4.50%, 05/01/50	5,214		5,663,774
4.50%, 09/14/50(c)	46,660		50,394,623
5.00%, 09/01/20	0	(b)	65
5.00%, 10/01/20	0	(b)	419
5.00%, 11/01/20	2		1,837
5.00%, 12/01/20	0	(b)	18
5.00%, 08/01/21	1		758
5.00%, 10/01/21	0	(b)	43
5.00%, 11/01/21	0	(b)	7
5.00%, 03/01/22	2		2,423
5.00%, 01/01/23	1		760
5.00%, 02/01/23	3		2,901
5.00%, 05/01/23	1		619
5.00%, 06/01/23	2		3,953
5.00%, 07/01/23	641		668,491
5.00%, 07/01/23	0	(b)	327
5.00%, 08/01/23	1		1,091
5.00%, 09/01/23	0	(b)	307
5.00%, 09/01/23	14		14,912
5.00%, 10/01/23	1		679
5.00%, 11/01/23	2		1,700
5.00%, 12/01/23	208		221,194
5.00%, 01/01/24	1		8,011
5.00%, 02/01/24	6		6,349
5.00%, 12/01/24	9		9,300
5.00%, 05/01/25	9		9,030
5.00%, 09/01/25	12		11,906
5.00%, 09/01/30	15		17,657
5.00%, 11/01/32	4		4,101
5.00%, 03/01/33	3		3,206
5.00%, 04/01/33	1		925
5.00%, 05/01/33	15		43,628
5.00%, 06/01/33	7		7,562
5.00%, 07/01/33	165		191,630
5.00%, 08/01/33	2		145,542
5.00%, 09/01/33	26		89,917
5.00%, 10/01/33	1		1,463

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 11/01/33	$2,684		$3,078,594
5.00%, 02/01/34	5		6,174
5.00%, 03/01/34	15		47,537
5.00%, 04/01/34	27		43,522
5.00%, 05/01/34	54		102,706
5.00%, 05/01/34	0	(b)	359
5.00%, 06/01/34	1		1,345
5.00%, 07/01/34	20		128,882
5.00%, 08/01/34	42		48,934
5.00%, 09/01/34	8		8,696
5.00%, 10/01/34	3		23,351
5.00%, 12/01/34	492		572,122
5.00%, 01/01/35	184		211,095
5.00%, 02/01/35	13		1,713,066
5.00%, 03/01/35	77		92,496
5.00%, 04/01/35	15		23,406
5.00%, 05/01/35	9		16,050
5.00%, 06/01/35	147		175,932
5.00%, 07/01/35	60		195,150
5.00%, 08/01/35	1		90,820
5.00%, 09/01/35	255		347,974
5.00%, 10/01/35	4		79,205
5.00%, 11/01/35	30		839,560
5.00%, 12/01/35	4		16,551
5.00%, 01/01/36	30		34,238
5.00%, 02/01/36	15		17,734
5.00%, 03/01/36	950		1,135,007
5.00%, 04/01/36	0	(b)	454
5.00%, 04/01/36	1		949
5.00%, 05/01/36	753		870,243
5.00%, 05/01/36	0	(b)	60
5.00%, 06/01/36	2		71,104
5.00%, 07/01/36	42		48,424
5.00%, 08/01/36	1		1,552
5.00%, 11/01/36	4		5,183
5.00%, 12/01/36	3		3,563
5.00%, 02/01/37	1		29,219
5.00%, 03/01/37	15		17,668
5.00%, 04/01/37	4		4,401
5.00%, 05/01/37	17		25,215
5.00%, 06/01/37	11		12,842
5.00%, 07/01/37	707		860,214
5.00%, 01/01/38	11		12,005
5.00%, 02/01/38	1,085		1,365,796
5.00%, 03/01/38	3		83,591
5.00%, 04/01/38	4		176,509
5.00%, 04/01/38	0	(b)	410
5.00%, 05/01/38	4		41,449
5.00%, 06/01/38	4		6,637
5.00%, 07/01/38	73		89,803
5.00%, 11/01/38	0	(b)	424
5.00%, 12/01/38	7		7,499
5.00%, 01/01/39	338		398,137
5.00%, 02/01/39	41		68,800
5.00%, 03/01/39	740		934,558
5.00%, 04/01/39	3,644		7,459,041
5.00%, 05/01/39	2,051		2,342,240
5.00%, 06/01/39	1,296		1,571,539
5.00%, 07/01/39	13		57,384
5.00%, 08/01/39	602		687,910

S C H E D U L E O F I N V E S T M E N T S	96

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/39	$1,167	$1,358,665
5.00%, 10/01/39	684	814,432
5.00%, 11/01/39	56	146,473
5.00%, 12/01/39	664	1,213,942
5.00%, 01/01/40	17	229,783
5.00%, 02/01/40	92	105,184
5.00%, 03/01/40	320	420,524
5.00%, 04/01/40	1,735	2,059,620
5.00%, 05/01/40	171	18,736,132
5.00%, 06/01/40	12	545,115
5.00%, 07/01/40	195	2,652,526
5.00%, 08/01/40	7,886	11,247,912
5.00%, 09/01/40	59	1,578,173
5.00%, 10/01/40	183	552,790
5.00%, 11/01/40	31	35,600
5.00%, 12/01/40	2,134	2,435,549
5.00%, 01/01/41	40	312,440
5.00%, 02/01/41	11	1,261,266
5.00%, 03/01/41	2,333	3,556,648
5.00%, 04/01/41	4,025	5,214,437
5.00%, 05/01/41	4,367	18,291,139
5.00%, 06/01/41	280	2,369,442
5.00%, 07/01/41	1,367	1,750,296
5.00%, 08/01/41	1,862	2,677,468
5.00%, 11/01/41	223	254,612
5.00%, 04/01/42	862	983,853
5.00%, 08/01/43	46	52,278
5.00%, 09/01/43	411	1,140,932
5.00%, 10/01/43	1,600	1,811,814
5.00%, 11/01/43	45	50,683
5.00%, 12/01/43	270	308,050
5.00%, 01/01/44	3,085	3,685,547
5.00%, 02/01/44	40	44,996
5.00%, 03/01/44	392	1,482,007
5.00%, 06/01/44	146	212,147
5.00%, 07/01/44	152	264,042
5.00%, 08/01/44	257	369,158
5.00%, 09/01/44	1,684	1,964,271
5.00%, 11/01/44	2,018	2,273,318
5.00%, 01/01/45	22	24,548
5.00%, 07/01/45	7,200	8,216,548
5.00%, 03/01/47	358	392,682
5.00%, 04/01/47	213	233,590
5.00%, 05/01/47	82	2,851,872
5.00%, 07/01/47	170	1,488,884
5.00%, 08/01/47	284	441,063
5.00%, 09/01/47	988	2,097,924
5.00%, 11/01/47	221	241,826
5.00%, 02/01/48	2,878	3,152,466
5.00%, 03/01/48	2,212	4,045,325
5.00%, 04/01/48	1,268	4,607,213
5.00%, 06/01/48	709	3,960,644
5.00%, 07/01/48	6,716	9,591,787
5.00%, 08/01/48	1,587	26,494,418
5.00%, 09/01/48	3,123	19,530,803
5.00%, 10/01/48	1,144	9,816,349
5.00%, 11/01/48	2,409	3,997,248
5.00%, 12/01/48	749	4,151,566
5.00%, 01/01/49	1,242	37,385,282
5.00%, 02/01/49	1,741	14,268,317

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 03/01/49	$1,238		$16,410,403
5.00%, 04/01/49	4,805		19,194,238
5.00%, 07/01/49	15,621		25,445,468
5.00%, 08/01/49	17,811		24,141,941
5.00%, 09/01/49	894		4,922,894
5.00%, 10/01/49	1,006		14,397,647
5.50%, 01/01/21	0	(b)	213
5.50%, 03/01/21	5		4,727
5.50%, 04/01/21	0	(b)	331
5.50%, 05/01/21	0	(b)	353
5.50%, 06/01/21	0	(b)	128
5.50%, 10/01/21	0	(b)	153
5.50%, 11/01/21	1		1,051
5.50%, 12/01/21	0	(b)	495
5.50%, 03/01/22	1		1,329
5.50%, 03/01/22	0	(b)	488
5.50%, 04/01/22	0	(b)	374
5.50%, 05/01/22	1		1,186
5.50%, 11/01/22	0	(b)	486
5.50%, 11/01/22	2		2,059
5.50%, 02/01/23	2		2,586
5.50%, 03/01/23	0	(b)	234
5.50%, 04/01/23	3		2,617
5.50%, 09/01/23	2		1,747
5.50%, 10/01/23	2		1,746
5.50%, 11/01/23	1		1,089
5.50%, 12/01/23	2		1,887
5.50%, 01/01/25	1		1,356
5.50%, 05/01/25	1		1,057
5.50%, 03/01/28	524		597,996
5.50%, 10/01/28	0	(b)	428
5.50%, 12/01/28	0	(b)	295
5.50%, 07/01/29	6		6,668
5.50%, 04/01/31	2		2,721
5.50%, 11/01/31	2		1,824
5.50%, 12/01/31	3		20,551
5.50%, 01/01/32	1		11,308
5.50%, 02/01/32	3		3,716
5.50%, 11/01/32	1		5,539
5.50%, 11/01/32	0	(b)	435
5.50%, 12/01/32	10		13,452
5.50%, 01/01/33	4		39,812
5.50%, 02/01/33	3		10,128
5.50%, 02/01/33	0	(b)	925
5.50%, 03/01/33	43		56,155
5.50%, 04/01/33	54		126,057
5.50%, 05/01/33	977		1,194,354
5.50%, 06/01/33	40		87,440
5.50%, 07/01/33	36		237,416
5.50%, 08/01/33	5		5,624
5.50%, 09/01/33	0	(b)	231
5.50%, 09/01/33	5		10,071
5.50%, 10/01/33	168		413,796
5.50%, 11/01/33	1,950		2,304,739
5.50%, 12/01/33	2		1,923
5.50%, 01/01/34	6		75,271
5.50%, 02/01/34	10		49,185
5.50%, 03/01/34	5		19,145
5.50%, 04/01/34	22		110,276
5.50%, 05/01/34	52		101,454

97	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 06/01/34	$22		$57,198
5.50%, 07/01/34	12		29,861
5.50%, 09/01/34	1,412		1,659,356
5.50%, 10/01/34	1		1,435
5.50%, 11/01/34	35		46,295
5.50%, 12/01/34	1		25,903
5.50%, 01/01/35	59		78,407
5.50%, 02/01/35	11		140,374
5.50%, 03/01/35	4		67,871
5.50%, 04/01/35	4		48,716
5.50%, 05/01/35	9		24,602
5.50%, 06/01/35	1		39,708
5.50%, 07/01/35	37		47,893
5.50%, 08/01/35	9		26,546
5.50%, 09/01/35	383		463,721
5.50%, 10/01/35	7		25,015
5.50%, 11/01/35	7		94,198
5.50%, 12/01/35	35		88,312
5.50%, 01/01/36	3		42,572
5.50%, 02/01/36	3		117,959
5.50%, 03/01/36	1		1,289
5.50%, 04/01/36	2,350		2,833,596
5.50%, 05/01/36	482		693,475
5.50%, 06/01/36	2		2,782
5.50%, 07/01/36	8		25,427
5.50%, 08/01/36	42		49,575
5.50%, 09/01/36	3,653		4,374,097
5.50%, 10/01/36	2		31,618
5.50%, 11/01/36	6		34,184
5.50%, 11/01/36	0	(b)	184
5.50%, 12/01/36	1		93,595
5.50%, 12/01/36	0	(b)	330
5.50%, 01/01/37	0	(b)	582
5.50%, 01/01/37	19		54,504
5.50%, 02/01/37	1		123,938
5.50%, 03/01/37	62		85,079
5.50%, 04/01/37	11		29,551
5.50%, 05/01/37	272		510,053
5.50%, 05/01/37	0	(b)	456
5.50%, 06/01/37	31		267,630
5.50%, 07/01/37	4		53,678
5.50%, 08/01/37	1,848		3,580,524
5.50%, 08/01/37	0	(b)	524
5.50%, 09/01/37	1		1,034
5.50%, 10/01/37	4		5,231
5.50%, 10/01/37	0	(b)	501
5.50%, 11/01/37	9		21,099
5.50%, 12/01/37	10		122,372
5.50%, 12/01/37	0	(b)	440
5.50%, 01/01/38	3		32,471
5.50%, 02/01/38	5		77,212
5.50%, 03/01/38	1,055		1,527,166
5.50%, 04/01/38	1		98,651
5.50%, 05/01/38	5		479,737
5.50%, 06/01/38	8		498,919
5.50%, 07/01/38	827		1,095,719
5.50%, 08/01/38	5		123,540
5.50%, 08/01/38	0	(b)	509
5.50%, 09/01/38	2		15,054
5.50%, 10/01/38	3		5,771

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/38	$1,051		$2,000,992
5.50%, 12/01/38	0	(b)	412
5.50%, 12/01/38	4		70,687
5.50%, 01/01/39	15		90,753
5.50%, 02/01/39	55		64,359
5.50%, 03/01/39	21		24,524
5.50%, 04/01/39	21		34,423
5.50%, 05/01/39	203		236,739
5.50%, 06/01/39	120		312,603
5.50%, 07/01/39	30		35,522
5.50%, 08/01/39	2		2,820
5.50%, 09/01/39	63		73,231
5.50%, 10/01/39	8		13,781
5.50%, 11/01/39	57		66,884
5.50%, 12/01/39	14		142,327
5.50%, 01/01/40	66		76,766
5.50%, 03/01/40	161		188,370
5.50%, 04/01/40	99		115,574
5.50%, 05/01/40	243		284,756
5.50%, 06/01/40	9		212,743
5.50%, 07/01/40	2,614		3,181,983
5.50%, 09/01/40	7,393		8,680,296
5.50%, 07/01/41	345		587,003
5.50%, 09/01/41	4,816		14,882,813
5.50%, 05/01/44	10,064		11,746,066
5.50%, 01/01/47	3,325		3,916,324
5.50%, 06/01/48	194		368,315
5.50%, 11/01/48	290		321,789
5.50%, 12/01/48	1,128		1,250,329
5.50%, 02/01/49	924		1,227,746
5.50%, 03/01/49	381		421,842
5.50%, 09/01/50(c)	9,704		10,766,730
6.00%, 12/01/20	0	(b)	1
6.00%, 08/01/21	0	(b)	638
6.00%, 08/01/21	1		849
6.00%, 10/01/21	0	(b)	356
6.00%, 10/01/21	1		698
6.00%, 03/01/22	2		2,339
6.00%, 08/01/22	0	(b)	177
6.00%, 11/01/23	0	(b)	485
6.00%, 05/01/24	0	(b)	198
6.00%, 12/01/24	1		1,204
6.00%, 03/01/28	1		1,053
6.00%, 04/01/28	0	(b)	408
6.00%, 10/01/28	0	(b)	247
6.00%, 11/01/28	0	(b)	327
6.00%, 11/01/28	1		684
6.00%, 12/01/28	1		1,687
6.00%, 12/01/28	0	(b)	836
6.00%, 01/01/29	1		5,275
6.00%, 01/01/29	0	(b)	141
6.00%, 02/01/29	1		12,964
6.00%, 02/01/29	0	(b)	164
6.00%, 03/01/29	1		3,178
6.00%, 03/01/29	0	(b)	276
6.00%, 04/01/29	2		4,451
6.00%, 05/01/29	0	(b)	359
6.00%, 06/01/29	0	(b)	111
6.00%, 06/01/29	1		1,115
6.00%, 07/01/29	3		3,161

S C H E D U L E O F I N V E S T M E N T S	98

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 07/01/29	$0	(b)	$218
6.00%, 04/01/30	2		2,230
6.00%, 04/01/31	2		1,858
6.00%, 04/01/31	0	(b)	30
6.00%, 05/01/31	1		9,043
6.00%, 10/01/31	5		5,823
6.00%, 11/01/31	4		12,060
6.00%, 02/01/32	5		5,322
6.00%, 03/01/32	1		5,022
6.00%, 04/01/32	6		6,602
6.00%, 06/01/32	2		1,780
6.00%, 09/01/32	5		5,732
6.00%, 11/01/32	28		66,956
6.00%, 12/01/32	14		47,540
6.00%, 01/01/33	2		35,686
6.00%, 02/01/33	11		13,675
6.00%, 03/01/33	7		40,062
6.00%, 03/01/33	0	(b)	80
6.00%, 05/01/33	4		4,412
6.00%, 10/01/33	5		5,368
6.00%, 11/01/33	3		3,741
6.00%, 12/01/33	10		34,154
6.00%, 02/01/34	7		8,149
6.00%, 03/01/34	623		2,925,772
6.00%, 04/01/34	5		5,670
6.00%, 05/01/34	286		473,431
6.00%, 08/01/34	331		640,088
6.00%, 09/01/34	1		25,445
6.00%, 10/01/34	2		27,508
6.00%, 11/01/34	162		192,278
6.00%, 12/01/34	2		15,756
6.00%, 01/01/35	43		50,531
6.00%, 02/01/35	2		19,532
6.00%, 04/01/35	4		6,599
6.00%, 06/01/35	13		18,517
6.00%, 07/01/35	54		184,988
6.00%, 09/01/35	21		25,546
6.00%, 10/01/35	14		64,597
6.00%, 12/01/35	36		45,344
6.00%, 01/01/36	3		12,288
6.00%, 02/01/36	3		4,008
6.00%, 03/01/36	2		1,817
6.00%, 05/01/36	1		48,465
6.00%, 05/01/36	0	(b)	261
6.00%, 06/01/36	818		1,022,306
6.00%, 07/01/36	4		18,585
6.00%, 08/01/36	824		976,755
6.00%, 10/01/36	3		38,547
6.00%, 11/01/36	27		84,411
6.00%, 11/01/36	0	(b)	765
6.00%, 12/01/36	11		17,641
6.00%, 01/01/37	5		5,274
6.00%, 02/01/37	17		125,229
6.00%, 03/01/37	36		60,210
6.00%, 04/01/37	1		34,483
6.00%, 06/01/37	8		48,630
6.00%, 07/01/37	1		40,635
6.00%, 08/01/37	4		30,454
6.00%, 09/01/37	3		26,680
6.00%, 09/01/37	0	(b)	296

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 10/01/37	$2		$15,188
6.00%, 11/01/37	2		61,786
6.00%, 12/01/37	4		52,348
6.00%, 12/01/37	0	(b)	158
6.00%, 01/01/38	19		165,536
6.00%, 02/01/38	4		56,302
6.00%, 03/01/38	522		674,589
6.00%, 04/01/38	46		54,721
6.00%, 05/01/38	290		1,852,893
6.00%, 07/01/38	5		34,954
6.00%, 08/01/38	55		124,543
6.00%, 08/01/38	0	(b)	892
6.00%, 09/01/38	2		53,358
6.00%, 10/01/38	4		34,051
6.00%, 10/01/38	0	(b)	314
6.00%, 11/01/38	19		21,841
6.00%, 12/01/38	10		12,205
6.00%, 06/01/39	4,493		5,323,002
6.00%, 09/01/39	3		3,350
6.00%, 10/01/39	290		431,248
6.00%, 04/01/40	59		69,642
6.00%, 09/01/40	7		7,989
6.00%, 10/01/40	24		100,524
6.00%, 07/01/41	1,281		1,520,869
6.00%, 02/01/49	1,925		2,282,008
6.00%, 09/01/50(c)	2,496		2,784,795
6.50%, 08/01/23	1		1,000
6.50%, 09/01/23	0	(b)	90
6.50%, 12/01/23	1		741
6.50%, 12/01/23	0	(b)	66
6.50%, 01/01/24	1		1,580
6.50%, 01/01/24	0	(b)	407
6.50%, 03/01/24	0	(b)	51
6.50%, 04/01/24	0	(b)	105
6.50%, 06/01/24	1		865
6.50%, 10/01/24	0	(b)	92
6.50%, 11/01/24	0	(b)	295
6.50%, 06/01/25	0	(b)	297
6.50%, 08/01/25	0	(b)	482
6.50%, 10/01/25	0	(b)	291
6.50%, 12/01/25	0	(b)	368
6.50%, 01/01/26	0	(b)	41
6.50%, 01/01/26	3		2,608
6.50%, 02/01/26	0	(b)	434
6.50%, 03/01/26	1		896
6.50%, 03/01/26	0	(b)	28
6.50%, 04/01/26	0	(b)	627
6.50%, 05/01/26	0	(b)	314
6.50%, 05/01/26	1		712
6.50%, 06/01/26	0	(b)	100
6.50%, 09/01/26	4		6,242
6.50%, 11/01/26	1		1,412
6.50%, 03/01/27	0	(b)	561
6.50%, 04/01/27	0	(b)	465
6.50%, 09/01/27	0	(b)	61
6.50%, 11/01/27	0	(b)	215
6.50%, 12/01/27	2		3,794
6.50%, 01/01/28	1		827
6.50%, 02/01/28	0	(b)	107
6.50%, 04/01/28	0	(b)	471

99	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/28	$2		$2,650
6.50%, 05/01/28	1		2,580
6.50%, 08/01/28	0	(b)	653
6.50%, 08/01/28	9		14,074
6.50%, 09/01/28	0	(b)	399
6.50%, 09/01/28	2		1,705
6.50%, 10/01/28	0	(b)	305
6.50%, 10/01/28	2		3,981
6.50%, 11/01/28	0	(b)	1,399
6.50%, 12/01/28	2		2,577
6.50%, 01/01/29	2		3,698
6.50%, 02/01/29	3		4,036
6.50%, 02/01/29	0	(b)	337
6.50%, 03/01/29	1		7,660
6.50%, 03/01/29	0	(b)	76
6.50%, 04/01/29	2		2,444
6.50%, 04/01/29	0	(b)	114
6.50%, 05/01/29	1		2,636
6.50%, 06/01/29	1		20,818
6.50%, 07/01/29	1		5,670
6.50%, 07/01/29	0	(b)	125
6.50%, 08/01/29	0	(b)	545
6.50%, 09/01/29	1		1,138
6.50%, 11/01/29	0	(b)	405
6.50%, 05/01/30	0	(b)	286
6.50%, 10/01/30	0	(b)	93
6.50%, 12/01/30	1		862
6.50%, 01/01/31	0	(b)	156
6.50%, 03/01/31	1		1,537
6.50%, 04/01/31	0	(b)	178
6.50%, 04/01/31	2		4,376
6.50%, 05/01/31	0	(b)	157
6.50%, 05/01/31	5		8,431
6.50%, 06/01/31	0	(b)	120
6.50%, 07/01/31	1		5,498
6.50%, 07/01/31	0	(b)	991
6.50%, 08/01/31	1		2,417
6.50%, 09/01/31	0	(b)	398
6.50%, 09/01/31	4		4,400
6.50%, 10/01/31	8		13,217
6.50%, 11/01/31	3		3,781
6.50%, 11/01/31	0	(b)	168
6.50%, 12/01/31	1		6,178
6.50%, 12/01/31	0	(b)	309
6.50%, 02/01/32	0	(b)	950
6.50%, 02/01/32	1		3,888
6.50%, 03/01/32	14		21,503
6.50%, 04/01/32	1		1,025
6.50%, 05/01/32	2		13,075
6.50%, 05/01/32	0	(b)	115
6.50%, 06/01/32	4		4,931
6.50%, 06/01/32	0	(b)	470
6.50%, 07/01/32	5		15,024
6.50%, 08/01/32	1		29,638
6.50%, 08/01/32	0	(b)	409
6.50%, 09/01/32	13		23,701
6.50%, 09/01/32	0	(b)	100
6.50%, 11/01/32	1		622
6.50%, 01/01/33	1		1,091
6.50%, 03/01/33	6		6,318

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 05/01/33	$1		$1,166
6.50%, 05/01/33	0	(b)	449
6.50%, 06/01/33	11		12,902
6.50%, 07/01/33	0	(b)	97
6.50%, 09/01/33	0	(b)	418
6.50%, 11/01/33	7		8,014
6.50%, 01/01/34	13		15,536
6.50%, 03/01/34	0	(b)	556
6.50%, 05/01/34	25		30,059
6.50%, 08/01/34	14		17,246
6.50%, 09/01/34	11		59,670
6.50%, 10/01/34	4		5,322
6.50%, 11/01/34	1		1,339
6.50%, 04/01/35	5		5,900
6.50%, 01/01/36	3		3,650
6.50%, 02/01/36	5		10,453
6.50%, 05/01/36	1		1,135
6.50%, 06/01/36	1		728
6.50%, 07/01/36	1		3,031
6.50%, 08/01/36	28		65,669
6.50%, 08/01/36	0	(b)	465
6.50%, 09/01/36	257		322,806
6.50%, 10/01/36	46		63,515
6.50%, 11/01/36	0	(b)	491
6.50%, 11/01/36	1		1,183
6.50%, 12/01/36	33		46,161
6.50%, 02/01/37	7		7,888
6.50%, 03/01/37	1		5,106
6.50%, 04/01/37	24		27,120
6.50%, 06/01/37	2		2,694
6.50%, 07/01/37	64		90,657
6.50%, 07/01/37	0	(b)	289
6.50%, 08/01/37	794		2,525,745
6.50%, 08/01/37	0	(b)	127
6.50%, 09/01/37	0	(b)	757
6.50%, 09/01/37	14		18,473
6.50%, 10/01/37	108		186,049
6.50%, 11/01/37	24		38,257
6.50%, 12/01/37	85		102,729
6.50%, 12/01/37	0	(b)	409
6.50%, 01/01/38	5		6,009
6.50%, 02/01/38	6		13,212
6.50%, 03/01/38	1		38,462
6.50%, 05/01/38	69		88,944
6.50%, 06/01/38	33		38,074
6.50%, 09/01/38	1		11,230
6.50%, 12/01/38	10		11,843
6.50%, 01/01/39	6		13,506
6.50%, 03/01/39	3		9,305
6.50%, 05/01/39	5		6,298
6.50%, 10/01/39	1,890		2,566,532
6.50%, 05/01/40	1,424		1,709,575
7.00%, 06/01/23	0	(b)	23
7.00%, 07/01/23	1		1,015
7.00%, 09/01/23	0	(b)	234
7.00%, 10/01/23	0	(b)	351
7.00%, 10/01/23	1		903
7.00%, 11/01/23	0	(b)	63
7.00%, 12/01/23	0	(b)	203
7.00%, 12/01/23	1		699

S C H E D U L E O F I N V E S T M E N T S	100

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 01/01/24	$0	(b)$	190
7.00%, 02/01/24	1		5,090
7.00%, 02/01/24	0	(b)	396
7.00%, 03/01/24	1		1,114
7.00%, 05/01/24	2		2,507
7.00%, 10/01/24	0	(b)	59
7.00%, 11/01/24	1		816
7.00%, 07/01/25	0	(b)	34
7.00%, 08/01/25	0	(b)	460
7.00%, 09/01/25	0	(b)	329
7.00%, 10/01/25	0	(b)	330
7.00%, 12/01/25	2		5,505
7.00%, 02/01/26	0	(b)	565
7.00%, 02/01/26	1		670
7.00%, 03/01/26	0	(b)	422
7.00%, 03/01/26	1		725
7.00%, 04/01/26	0	(b)	449
7.00%, 05/01/26	0	(b)	1,063
7.00%, 05/01/26	1		1,846
7.00%, 08/01/26	0	(b)	346
7.00%, 11/01/26	6		6,139
7.00%, 02/01/27	0	(b)	58
7.00%, 04/01/27	0	(b)	229
7.00%, 07/01/27	0	(b)	437
7.00%, 08/01/27	2		2,145
7.00%, 09/01/27	0	(b)	600
7.00%, 09/01/27	1		956
7.00%, 11/01/27	0	(b)	318
7.00%, 12/01/27	0	(b)	456
7.00%, 03/01/28	1		1,273
7.00%, 04/01/28	1		3,345
7.00%, 07/01/28	0	(b)	612
7.00%, 07/01/28	1		912
7.00%, 08/01/28	0	(b)	544
7.00%, 01/01/29	1		1,074
7.00%, 02/01/29	0	(b)	474
7.00%, 02/01/29	1		1,352
7.00%, 05/01/29	1		1,516
7.00%, 06/01/29	1		1,154
7.00%, 07/01/29	0	(b)	210
7.00%, 08/01/29	0	(b)	289
7.00%, 08/01/29	2		1,791
7.00%, 10/01/29	0	(b)	395
7.00%, 01/01/30	0	(b)	108
7.00%, 02/01/30	0	(b)	450
7.00%, 09/01/30	1		822
7.00%, 11/01/30	3		3,903
7.00%, 12/01/30	0	(b)	158
7.00%, 02/01/31	0	(b)	1,022
7.00%, 03/01/31	0	(b)	47
7.00%, 09/01/31	1		1,702
7.00%, 10/01/31	0	(b)	254
7.00%, 11/01/31	0	(b)	63
7.00%, 12/01/31	1		1,610
7.00%, 03/01/32	7		8,055
7.00%, 04/01/32	39		54,100
7.00%, 05/01/32	6		21,550
7.00%, 05/01/32	0	(b)	468
7.00%, 07/01/32	1		805
7.00%, 07/01/32	0	(b)	126

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/01/32	$1		$1,441
7.00%, 10/01/32	1		964
7.00%, 10/01/32	0	(b)	439
7.00%, 12/01/32	13		14,918
7.00%, 09/01/33	2		1,827
7.00%, 01/01/36	4		4,525
7.00%, 07/01/36	1		1,723
7.00%, 08/01/36	2		2,002
7.00%, 01/01/37	3		3,789
7.00%, 03/01/37	3		2,988
7.00%, 04/01/37	720		888,216
7.00%, 05/01/37	4		7,871
7.00%, 06/01/37	0	(b)	527
7.00%, 06/01/37	20		24,845
7.00%, 09/01/37	1		1,120
7.00%, 12/01/37	11		20,773
7.00%, 05/01/38	1		735
7.00%, 12/01/38	5		5,569
7.00%, 01/01/39	1		809
7.50%, 07/01/22	0	(b)	72
7.50%, 08/01/22	0	(b)	23
7.50%, 11/01/22	1		1,186
7.50%, 02/01/23	0	(b)	35
7.50%, 06/01/23	0	(b)	119
7.50%, 03/01/24	0	(b)	216
7.50%, 04/01/24	0	(b)	421
7.50%, 04/01/24	1		4,707
7.50%, 05/01/24	0	(b)	503
7.50%, 06/01/24	0	(b)	87
7.50%, 07/01/24	1		852
7.50%, 08/01/24	0	(b)	434
7.50%, 09/01/24	0	(b)	120
7.50%, 09/01/25	0	(b)	360
7.50%, 10/01/25	0	(b)	582
7.50%, 11/01/25	1		731
7.50%, 12/01/25	0	(b)	763
7.50%, 05/01/26	0	(b)	162
7.50%, 07/01/26	0	(b)	25
7.50%, 08/01/26	0	(b)	258
7.50%, 01/01/27	0	(b)	35
7.50%, 04/01/27	0	(b)	545
7.50%, 07/01/27	1		673
7.50%, 09/01/27	0	(b)	121
7.50%, 11/01/27	0	(b)	262
7.50%, 01/01/28	0	(b)	283
7.50%, 04/01/28	1		561
7.50%, 07/01/29	1		1,357
7.50%, 08/01/29	5		4,899
7.50%, 08/01/29	0	(b)	72
7.50%, 09/01/29	1		2,125
7.50%, 09/01/29	0	(b)	429
7.50%, 10/01/29	0	(b)	155
7.50%, 03/01/30	0	(b)	2
7.50%, 05/01/30	0	(b)	218
7.50%, 06/01/30	1		773
7.50%, 06/01/30	0	(b)	168
7.50%, 12/01/30	0	(b)	134
7.50%, 12/01/30	1		2,912
7.50%, 01/01/31	0	(b)	301
7.50%, 03/01/31	0	(b)	30

101	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 05/01/31	$7		$9,037
7.50%, 06/01/31	0	(b)	564
7.50%, 06/01/31	1		632
7.50%, 07/01/32	0	(b)	216
7.50%, 10/01/32	0	(b)	265
7.50%, 03/01/33	3		2,906
7.50%, 06/01/33	0	(b)	426
7.50%, 12/01/37	1		721
8.00%, 02/01/22	0	(b)	3
8.00%, 04/01/22	0	(b)	11
8.00%, 11/01/22	0	(b)	7
8.00%, 02/01/23	0	(b)	357
8.00%, 10/01/23	0	(b)	337
8.00%, 07/01/24	0	(b)	89
8.00%, 09/01/24	0	(b)	136
8.00%, 08/01/25	0	(b)	102
8.00%, 08/01/25	1		864
8.00%, 10/01/25	0	(b)	474
8.00%, 12/01/25	0	(b)	300
8.00%, 01/01/26	0	(b)	457
8.00%, 09/01/26	1		1,247
8.00%, 07/01/27	1		1,140
8.00%, 08/01/27	0	(b)	228
8.00%, 06/01/28	0	(b)	518
8.00%, 07/01/29	1		587
8.00%, 08/01/29	1		2,516
8.00%, 04/01/30	0	(b)	156
8.00%, 06/01/30	0	(b)	380
8.00%, 10/01/30	0	(b)	322
8.00%, 09/01/31	3		3,318
8.00%, 04/01/32	0	(b)	375
8.50%, 10/01/22	0	(b)	37
8.50%, 06/01/25	0	(b)	75
8.50%, 09/01/25	0	(b)	97
8.50%, 12/01/25	0	(b)	215
8.50%, 12/01/26	1		756
8.50%, 03/01/27	5		5,629
8.50%, 02/01/28	2		1,693
8.50%, 08/01/29	0	(b)	331
8.50%, 04/01/30	1		1,497
8.50%, 05/01/32	3		4,023
9.00%, 05/01/21	0	(b)	13
9.00%, 07/01/22	0	(b)	4
9.00%, 01/01/23	0	(b)	33
9.00%, 12/01/24	0	(b)	71
9.00%, 11/01/26	0	(b)	22
9.00%, 06/01/27	0	(b)	447
9.00%, 06/01/30	0	(b)	277

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
9.00%, 09/01/30	$1	$526
9.00%, 10/01/30	0 (b)	112
9.50%, 01/01/21	0 (b)	1

		22,775,278,668

Total U.S. Government & Agency Obligations — 101.7%
(Cost: $22,017,416,214)		22,775,278,668

Short-Term Investments

Money Market Funds — 20.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(d)(e)(f)	4,595,941	4,600,536,901
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(d)(e)	100	100,000

		4,600,636,901

Total Short-Term Investments — 20.6% (Cost: $4,598,906,281)		4,600,636,901

Total Investments Before TBA Sales Commitments — 122.3%
(Cost: $26,616,322,495)		27,375,915,569

TBA Sales Commitments(c)

Mortgage-Backed Securities — (2.5)%
Uniform Mortgage-Backed Securities
2.50%, 09/17/35	(138,450)	(145,239,999)
3.00%, 09/14/50	(211,201)	(222,635,916)
3.50%, 09/14/50	(126,107)	(133,028,107)
4.00%, 09/14/50	(41,825)	(44,577,934)
4.50%, 09/14/50	(8,825)	(9,531,345)

		(555,013,301)

Total TBA Sales Commitments — (2.5)% (Proceeds: $(555,330,865))		(555,013,301)

Total Investments, Net of TBA Sales Commitments — 119.8%
(Cost: $26,060,991,630)		26,820,902,268

Other Assets, Less Liabilities — (19.8)%		(4,432,811,169)

Net Assets — 100.0%		$22,388,091,099

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rounds to less than 1,000.
(c)	TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security represents an investment of TBA cash collateral.

S C H E D U L E O F I N V E S T M E N T S	102

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® MBS ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,339,292,160	$1,261,801,034	(a)	$—	$(1,128,216)	$571,923	$4,600,536,901	4,595,941	$10,975,344	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100	138	—

					$(1,128,216)	$571,923	$4,600,636,901		$10,975,482	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$22,775,278,668	$—	$22,775,278,668
Money Market Funds	4,600,636,901	—	—	4,600,636,901

	4,600,636,901	22,775,278,668	—	27,375,915,569

Liabilities
TBA Sales Commitments	—	(555,013,301)	—	(555,013,301)

	$4,600,636,901	$22,220,265,367	$—	$26,820,902,268

See notes to financial statements.

103	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2020

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$848,094,701	$273,226,564	$2,217,664,501	$22,775,278,668
Affiliated(c)	17,688,000	5,362,585	17,979,950	4,600,636,901
Cash	5,576	1,719	5,222	662,343
Receivables:
Investments sold	—	3,725,715	30,784,344	140,878,635
Securities lending income — Affiliated	—	352	1,632	—
TBA sales commitments	—	—	—	555,330,865
Capital shares sold	24,225,280	83,059	150,198	—
Dividends	4,049	135	950	1,479,731
Interest	3,346,126	1,629,236	12,321,068	53,348,559

Total assets	893,363,732	284,029,365	2,278,907,865	28,127,615,702

LIABILITIES
Cash received:
Collateral — TBA commitments	—	—	—	1,380,000
Collateral on securities loaned, at value	—	3,596,585	6,271,950	—
TBA sales commitments, at value(d)	—	—	—	555,013,301
Payables:
Investments purchased	27,984,610	4,299,961	38,411,010	5,182,328,106
Investment advisory fees	138,941	44,902	375,181	803,196

Total liabilities	28,123,551	7,941,448	45,058,141	5,739,524,603

NET ASSETS	$865,240,181	$276,087,917	$2,233,849,724	$22,388,091,099

NET ASSETS CONSIST OF:
Paid-in capital	$828,090,049	$265,863,878	$2,099,873,133	$21,693,677,427
Accumulated earnings	37,150,132	10,224,039	133,976,591	694,413,672

NET ASSETS	$865,240,181	$276,087,917	$2,233,849,724	$22,388,091,099

Shares outstanding	7,150,000	2,200,000	18,950,000	202,300,000

Net asset value	$121.01	$125.49	$117.88	$110.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$3,492,155	$6,085,503	$—
(b) Investments, at cost — Unaffiliated	$827,451,738	$264,833,220	$2,101,263,354	$22,017,416,214
(c) Investments, at cost — Affiliated	$17,688,000	$5,362,585	$17,979,950	$4,598,906,281
(d) Proceeds from TBA sales commitments	$—	$—	$—	$555,330,865

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	104

Statements of Operations (unaudited)

Six Months Ended August 31, 2020

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$38,861	$2,240	$9,210	$10,975,482
Interest — Unaffiliated	5,497,055	2,027,783	23,125,562	207,995,714
Securities lending income — Affiliated — net	—	5,199	41,400	—
Other income — Unaffiliated	—	5,820	47,413	—

Total investment income	5,535,916	2,041,042	23,223,585	218,971,196

EXPENSES
Investment advisory fees	740,804	212,129	2,225,751	6,241,276
Miscellaneous	264	264	264	264

Total expenses	741,068	212,393	2,226,015	6,241,540

Less:
Investment advisory fees waived	—	—	—	(1,069,355)

Total expenses after fees waived	741,068	212,393	2,226,015	5,172,185

Net investment income	4,794,848	1,828,649	20,997,570	213,799,011

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,993,836	(387,245)	2,378,749	119,139,085
Investments — Affiliated	—	—	—	(1,128,216)
In-kind redemptions — Unaffiliated	6,601,647	3,100,192	18,157,449	(96,983)

Net realized gain	13,595,483	2,712,947	20,536,198	117,913,886

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,353,523)	(2,670,357)	19,359,453	78,261,422
Investments — Affiliated	—	—	—	571,923

Net change in unrealized appreciation (depreciation)	(1,353,523)	(2,670,357)	19,359,453	78,833,345

Net realized and unrealized gain	12,241,960	42,590	39,895,651	196,747,231

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,036,808	$1,871,239	$60,893,221	$410,546,242

See notes to financial statements.

105	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,794,848	$12,440,046	$1,828,649	$5,672,016
Net realized gain	13,595,483	10,380,340	2,712,947	7,901,631
Net change in unrealized appreciation (depreciation)	(1,353,523)	22,396,650	(2,670,357)	12,630,365

Net increase in net assets resulting from operations	17,036,808	45,217,036	1,871,239	26,204,012

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,271,502)	(12,622,811)	(1,934,359)	(5,649,866)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	258,727,422	(65,480,503)	49,213,018	106,275,429

NET ASSETS
Total increase (decrease) in net assets	270,492,728	(32,886,278)	49,149,898	126,829,575
Beginning of period	594,747,453	627,633,731	226,938,019	100,108,444

End of period	$865,240,181	$594,747,453	$276,087,917	$226,938,019

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	106

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,997,570	$47,081,827	$213,799,011	$507,786,230
Net realized gain	20,536,198	7,506,329	117,913,886	51,977,641
Net change in unrealized appreciation (depreciation)	19,359,453	117,501,275	78,833,345	762,272,584

Net increase in net assets resulting from operations	60,893,221	172,089,431	410,546,242	1,322,036,455

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,459,054)	(47,393,716)	(253,772,697)	(500,038,659)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,244,728	(144,564,847)	(1,605,769,515)	7,422,844,654

NET ASSETS
Total increase (decrease) in net assets	47,678,895	(19,869,132)	(1,448,995,970)	8,244,842,450
Beginning of period	2,186,170,829	2,206,039,961	23,837,087,069	15,592,244,619

End of period	$2,233,849,724	$2,186,170,829	$22,388,091,099	$23,837,087,069

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

107	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$118.95		$112.08	$111.42	$113.11	$114.67	$113.83

Net investment income(a)	0.79		2.61	2.57	1.83	1.50	1.51
Net realized and unrealized gain (loss)(b)	2.16		6.89	0.57	(1.70)	(1.34)	0.79

Net increase from investment operations	2.95		9.50	3.14	0.13	0.16	2.30

Distributions(c)
From net investment income		(0.89)	(2.63)	(2.48)	(1.82)	(1.51)	(1.46)
From net realized gain	—		—	—	—	(0.21)	—

Total distributions		(0.89)	(2.63)	(2.48)	(1.82)	(1.72)	(1.46)

Net asset value, end of period	$121.01		$118.95	$112.08	$111.42	$113.11	$114.67

Total Return
Based on net asset value	2.51	%(d)	8.57%	2.86%	0.10%	0.14%	2.05%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.29	%(e)	2.27%	2.31%	1.62%	1.31%	1.33%

Supplemental Data
Net assets, end of period (000)	$865,240		$594,747	$627,634	$445,697	$616,435	$579,107

Portfolio turnover rate(f)	61	%(d)	72%	69%	78%	71%	96%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	108

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$122.67		$111.23	$111.13	$113.20	$113.77	$115.05

Net investment income(a)	1.07		2.94	2.87	2.57	2.37	2.31
Net realized and unrealized gain (loss)(b)	2.89		11.59	0.13	(1.99)	(0.57)	(1.30)

Net increase from investment operations	3.96		14.53	3.00	0.58	1.80	1.01

Distributions(c)
From net investment income		(1.14)	(3.09)	(2.90)	(2.65)	(2.37)	(2.29)

Total distributions		(1.14)	(3.09)	(2.90)	(2.65)	(2.37)	(2.29)

Net asset value, end of period	$125.49		$122.67	$111.23	$111.13	$113.20	$113.77

Total Return
Based on net asset value	3.26	%(d)	13.24%	2.76%	0.48%	1.57%	0.93%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.72	%(e)	2.52%	2.60%	2.26%	2.06%	2.04%

Supplemental Data
Net assets, end of period (000)	$276,088		$226,938	$100,108	$144,464	$152,823	$352,680

Portfolio turnover rate(f)	15	%(d)	16%	24%	17%	14%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

109	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$115.67		$108.94	$108.09	$110.32	$111.23	$111.39

Net investment income(a)	1.11		2.57	2.41	2.10	1.97	1.94
Net realized and unrealized gain (loss)(b)	2.24		6.73	0.82	(2.22)	(0.94)	(0.18)

Net increase (decrease) from investment operations	3.35		9.30	3.23	(0.12)	1.03	1.76

Distributions(c)
From net investment income		(1.14)	(2.57)	(2.38)	(2.11)	(1.94)	(1.92)

Total distributions		(1.14)	(2.57)	(2.38)	(2.11)	(1.94)	(1.92)

Net asset value, end of period	$117.88		$115.67	$108.94	$108.09	$110.32	$111.23

Total Return
Based on net asset value	2.92	%(d)	8.63%	3.04%	(0.14)%	0.94%	1.62%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.89	%(e)	2.29%	2.24%	1.90%	1.77%	1.75%

Supplemental Data
Net assets, end of period (000)	$2,233,850		$2,186,171	$2,206,040	$1,902,403	$2,322,324	$2,002,215

Portfolio turnover rate(f)	14	%(d)	19%	21%	19%	20%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	110

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$109.75		$105.07	$104.27	$106.68	$109.39	$109.92

Net investment income(a)	1.09		2.92	3.04	2.26	1.65	1.45
Net realized and unrealized gain (loss)(b)	1.11		4.71	0.56	(2.24)	(1.61)	0.98

Net increase from investment operations	2.20		7.63	3.60	0.02	0.04	2.43

Distributions(c)
From net investment income		(1.28)	(2.95)	(2.80)	(2.39)	(1.90)	(1.57)
From net realized gain	—		—	—	—	(0.85)	(1.39)
Return of capital	—		—	—	(0.04)	—	—

Total distributions		(1.28)	(2.95)	(2.80)	(2.43)	(2.75)	(2.96)

Net asset value, end of period	$110.67		$109.75	$105.07	$104.27	$106.68	$109.39

Total Return
Based on net asset value	2.04	%(d)	7.35%	3.53%	(0.01)%	0.03%	2.27%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.07%	0.09%	0.14%	0.25%	0.25%

Total expenses after fees waived	0.05	%(e)	0.06%	0.08%	0.13%	0.25%	0.25%

Net investment income	1.96	%(e)	2.72%	2.93%	2.12%	1.52%	1.32%

Supplemental Data
Net assets, end of period (000)	$22,388,091		$23,837,087	$15,592,245	$11,876,376	$10,230,652	$7,712,148

Portfolio turnover rate(f)(g)	177	%(d)	253%	343%	745%	748%	920%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	112

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

113	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Government/Credit Bond
Barclays Bank PLC	$20,295	$20,295		$—	$—
Citigroup Global Markets Inc.	1,558,422	1,558,422		—	—
Deutsche Bank Securities Inc.	1,551,825	1,551,825		—	—
Goldman Sachs & Co.	316,043	316,043		—	—
JPMorgan Securities LLC	45,570	45,570		—	—

	$3,492,155	$3,492,155		$—	$—

Intermediate Government/Credit Bond
Barclays Capital Inc.	$191,985	$191,985		$—	$—
Citigroup Global Markets Inc.	2,433,333	2,433,333		—	—
Goldman Sachs & Co.	2,722,500	2,722,500		—	—
JPMorgan Securities LLC	632,793	632,793		—	—
Morgan Stanley & Co. LLC	104,892	104,892		—	—

	$6,085,503	$6,085,503		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	114

Notes to Financial Statements (unaudited) (continued)

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in order to limit total annual operating expenses after fee waiver to 0.06% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Agency Bond	$94
Government/Credit Bond	1,680
Intermediate Government/Credit Bond	12,343

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Agency Bond	$32,248,867	$8,264,521	$(19,292)
Government/Credit Bond	—	573,966	(236,290)
Intermediate Government/Credit Bond	72,893	6,292,399	(1,122,972)

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Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Agency Bond	$743,582,883	$400,994,158	$13,593,643	$31,280,363
Government/Credit Bond	16,031,539	16,821,472	18,540,461	16,640,307
Intermediate Government/Credit Bond	146,992,938	201,446,851	161,907,658	103,763,092
MBS	38,541,184,113	41,359,263,976	—	—

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Agency Bond	$93,196,340	$145,099,589
Government/Credit Bond	214,329,888	166,759,955
Intermediate Government/Credit Bond	419,221,254	412,032,480
MBS	1,252,785,003	10,617,244

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 29, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Government/Credit Bond	$997,855
Intermediate Government/Credit Bond	6,129,834
MBS	181,518,207

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agency Bond	$845,145,885	$20,778,564	$(141,748)	$20,636,816
Government/Credit Bond	270,209,051	9,359,412	(979,314)	8,380,098
Intermediate Government/Credit Bond	2,119,429,662	116,846,745	(631,956)	116,214,789
MBS	26,616,805,583	764,341,044	(5,231,058)	759,109,986

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

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Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/20		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Agency Bond
Shares sold	3,350,000	$402,376,759	2,250,000	$259,931,753
Shares redeemed	(1,200,000)	(143,649,337)	(2,850,000)	(325,412,256)

Net increase (decrease)	2,150,000	$258,727,422	(600,000)	$(65,480,503)

Government/Credit Bond
Shares sold	1,750,000	$218,165,132	3,450,000	$398,906,462
Shares redeemed	(1,400,000)	(168,952,114)	(2,500,000)	(292,631,033)

Net increase	350,000	$49,213,018	950,000	$106,275,429

Intermediate Government/Credit Bond
Shares sold	3,650,000	$424,713,572	2,550,000	$286,637,180
Shares redeemed	(3,600,000)	(416,468,844)	(3,900,000)	(431,202,027)

Net increase (decrease)	50,000	$8,244,728	(1,350,000)	$(144,564,847)

MBS
Shares sold	15,900,000	$1,767,091,214	85,500,000	$9,225,449,721
Shares redeemed	(30,800,000)	(3,372,860,729)	(16,700,000)	(1,802,605,067)

Net increase (decrease)	(14,900,000)	$(1,605,769,515)	68,800,000	$7,422,844,654

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Agency Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Government/Credit Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Intermediate Government/Credit Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares MBS ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

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extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

125	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	126

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Agency Bond(a)	$0.855874	$—	$0.037040	$0.892914	96%	—%	4%	100%
Government/Credit Bond(a)	1.045142	—	0.090689	1.135831	92	—	8	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	128

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

129	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-205-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
•	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.63%	21.94%

U.S. small cap equities (Russell 2000® Index)	6.57	6.02

International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13

Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.91%	2.77%	5.20%	5.84%	2.77%	28.86%	76.42%
Fund Market	1.47	2.63	5.10	5.76	2.63	28.25	75.13
Index	2.14	3.20	5.78	6.22	3.20	32.42	82.85

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,019.10	$ 2.44		$ 1,000.00	$ 1,022.80	$ 2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	2.1%
Ba	48.9
B	35.8
Caa	11.5
Ca	0.6
Not Rated	1.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	0.1%
1-5 Years	42.1
5-10 Years	55.1
10-15 Years	2.1
More than 20 Years	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.68%	8.26%	6.76%	5.65%	8.26%	38.67%	73.27%
Fund Market	4.01	8.61	6.82	5.58	8.61	39.11	72.14
Index	3.77	8.41	6.95	5.82	8.41	39.96	76.12

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,036.80	$ 0.72		$ 1,000.00	$ 1,024.50	$ 0.71		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.0%
Aa	7.6
A	42.7
Baa	45.0
Ba	2.3
Not Rated	0.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	16.7%
5-10 Years	37.7
10-15 Years	5.7
15-20 Years	9.9
More than 20 Years	30.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	6

Schedule of Investments (unaudited) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Lamar Media Corp. 3.75%, 02/15/28 (Call 02/15/23)(a)	$17,772	$17,749,785
4.00%, 02/15/30 (Call 02/15/25)(a)	13,730	14,021,762
4.88%, 01/15/29 (Call 01/15/24)(a)(b)	14,311	14,990,772
5.00%, 05/01/23 (Call 05/01/21)(b)	9,262	9,336,328
5.75%, 02/01/26 (Call 02/01/21)(b)	23,663	24,675,776
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.63%, 03/15/30 (Call 03/15/25)(a)(b)	13,389	12,970,594
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	20,635	20,267,697
5.63%, 02/15/24 (Call 02/15/21)(b)	14,412	14,663,958
6.25%, 06/15/25 (Call 06/15/22)(a)	13,712	14,240,484
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	30,456	31,607,237

		174,524,393

Aerospace & Defense — 2.6%
Bombardier Inc. 5.75%, 03/15/22(a)	13,928	12,251,666
6.00%, 10/15/22 (Call 10/01/20)(a)(b)	39,651	33,703,350
6.13%, 01/15/23(a)	40,114	32,496,468
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	28,533	21,334,361
7.50%, 03/15/25 (Call 03/15/21)(a)(b)	43,175	31,855,055
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	57,519	41,455,859
8.75%, 12/01/21(a)(b)	29,288	27,933,430
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 07/01/24)	34,801	37,314,067
5.87%, 02/23/22(b)	15,484	16,335,620
6.88%, 05/01/25 (Call 04/01/25)	37,156	42,218,505
Signature Aviation U.S. Holdings Inc. 4.00%, 03/01/28 (Call 03/01/23)(a)(b)	19,113	18,682,957
5.38%, 05/01/26 (Call 05/01/21)(a)(b)	16,379	16,847,338
Spirit AeroSystems Inc. 4.60%, 06/15/28 (Call 03/15/28)(b)	19,275	15,031,823
7.50%, 04/15/25 (Call 04/15/22)(a)	38,232	38,673,580
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	28,480	32,161,040
TransDigm Inc. 5.50%, 11/15/27 (Call 11/15/22)	79,396	77,708,835
6.25%, 03/15/26 (Call 03/15/22)(a)	126,878	133,888,009
6.38%, 06/15/26 (Call 06/15/21)(b)	30,280	30,828,707
6.50%, 07/15/24 (Call 07/15/21)(b)	35,712	36,006,099
6.50%, 05/15/25 (Call 05/15/21)	22,972	23,097,781
7.50%, 03/15/27 (Call 03/15/22)(b)	14,860	15,545,027
8.00%, 12/15/25 (Call 04/08/22)(a)	31,300	34,069,180
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	13,703	14,011,317
Triumph Group Inc. 6.25%, 09/15/24 (Call 09/15/20)(a)	17,224	14,027,773
7.75%, 08/15/25 (Call 08/15/21)(b)	14,434	8,552,145
8.88%, 06/01/24 (Call 02/01/23)(a)	3,590	3,787,450

		809,817,442

Agriculture — 0.3%
JBS Investments II GmbH 5.75%, 01/15/28 (Call 07/30/22)(a)(b)	20,481	21,673,848
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	28,892	31,238,608
Vector Group Ltd. 6.13%, 02/01/25 (Call 02/01/21)(a)	24,206	24,569,090
10.50%, 11/01/26 (Call 11/01/21)(a)(b)	17,843	18,503,370

		95,984,916

Security	Par (000)	Value

Airlines — 0.6%
American Airlines Group Inc. 3.75%, 03/01/25(a)(b)	$14,694	$6,860,261
5.00%, 06/01/22(a)	23,661	15,312,048
American Airlines Inc., 11.75%, 07/15/25(a)	44,883	43,143,784
Delta Air Lines Inc. 2.90%, 10/28/24 (Call 09/28/24)	21,978	20,076,171
3.63%, 03/15/22 (Call 02/15/22)	8,798	8,732,279
3.75%, 10/28/29 (Call 07/28/29)	18,366	16,372,187
3.80%, 04/19/23 (Call 03/19/23)	14,867	14,346,655
4.38%, 04/19/28 (Call 01/19/28)	14,546	13,522,548
7.38%, 01/15/26 (Call 12/15/25)	37,289	38,799,205
United Airlines Holdings Inc., 4.25%, 10/01/22(b)	13,340	12,290,199

		189,455,337

Apparel — 0.5%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)	25,724	27,071,829
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	28,702	31,212,851
5.38%, 05/15/25 (Call 05/15/22)(a)	20,069	21,332,095
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)(b)	37,012	38,039,823
William Carter Co. (The) 5.50%, 05/15/25 (Call 05/15/22)(a)	17,851	19,120,742
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	15,985	16,937,877

		153,715,217

Auto Manufacturers — 2.6%
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(a)(b)	14,468	15,105,907
5.00%, 10/01/24 (Call 10/01/20)(a)(b)	32,440	32,845,500
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	14,072	15,431,366
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	45,731	48,474,860
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(b)	16,641	16,682,603
8.50%, 04/21/23	98,920	109,801,200
9.00%, 04/22/25 (Call 03/22/25)	91,599	107,083,811
9.63%, 04/22/30 (Call 01/22/30)(b)	32,534	42,696,971
Ford Motor Credit Co. LLC 2.98%, 08/03/22 (Call 07/03/22)(b)	3,034	3,001,543
3.09%, 01/09/23	15,145	15,010,084
3.10%, 05/04/23(b)	6,815	6,752,847
3.34%, 03/28/22 (Call 02/28/22)	3,840	3,844,032
3.35%, 11/01/22	10,954	10,901,490
3.37%, 11/17/23	18,915	19,013,547
3.66%, 09/08/24	4,106	4,080,420
3.81%, 01/09/24 (Call 11/09/23)(b)	14,041	14,093,654
3.82%, 11/02/27 (Call 08/02/27)	4,142	4,048,805
4.06%, 11/01/24 (Call 10/01/24)(b)	14,317	14,520,588
4.13%, 08/04/25(b)	10,913	10,941,727
4.13%, 08/17/27 (Call 06/17/27)	13,670	13,633,228
4.14%, 02/15/23 (Call 01/15/23)	2,526	2,573,363
4.25%, 09/20/22(b)	9,765	9,899,000
4.27%, 01/09/27 (Call 11/09/26)	15,907	16,046,186
4.38%, 08/06/23(b)	1,640	1,680,121
4.39%, 01/08/26(b)	18,249	18,565,073
4.54%, 08/01/26 (Call 06/01/26)(b)	4,169	4,262,803
4.69%, 06/09/25 (Call 04/09/25)(b)	7,222	7,419,811
5.11%, 05/03/29 (Call 02/03/29)(b)	18,373	19,408,778
5.13%, 06/16/25 (Call 05/16/25)(b)	73,080	76,622,348
5.58%, 03/18/24 (Call 02/18/24)(b)	14,651	15,562,872

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	$14,380	$12,007,300
5.63%, 02/01/23 (Call 02/01/21)(a)(b)	15,413	15,033,399
Navistar International Corp. 6.63%, 11/01/25 (Call 11/01/20)(a)	34,239	34,872,421
9.50%, 05/01/25 (Call 04/21/22)(a)	17,955	20,419,324
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)(b)	57,084	59,303,426

		821,640,408

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	25,777	24,165,881
Adient U.S. LLC 7.00%, 05/15/26 (Call 05/15/22)(a)(b)	23,421	25,206,916
9.00%, 04/15/25 (Call 04/15/22)(a)	20,520	22,887,803
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 04/01/21)(b)	24,079	24,831,469
6.25%, 03/15/26 (Call 03/15/21)(b)	13,475	13,782,062
6.50%, 04/01/27 (Call 04/01/22)	14,079	14,453,904
6.88%, 07/01/28 (Call 07/01/23)	10,915	11,317,491
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	12,790	13,688,114
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/26 (Call 05/15/22)(a)	26,601	28,213,686
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	60,101	63,478,304
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)(b)	14,684	15,240,230
Dana Inc. 5.38%, 11/15/27 (Call 11/15/22)(b)	14,432	15,212,114
5.50%, 12/15/24 (Call 12/15/20)(b)	15,757	16,109,742
5.63%, 06/15/28 (Call 06/15/23)	12,408	13,092,826
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)(b)	20,084	19,900,834
5.00%, 05/31/26 (Call 05/31/21)	26,083	26,330,788
5.13%, 11/15/23 (Call 11/15/20)(b)	32,988	33,001,525
9.50%, 05/31/25 (Call 05/31/22)	26,096	29,298,501
ZF North America Capital Inc. 4.50%, 04/29/22(a)(b)	18,250	18,956,264
4.75%, 04/29/25(a)(b)	18,610	19,633,613

		448,802,067

Banks — 1.4%
CIT Group Inc. 3.93%, 06/19/24 (Call 06/19/23)(c)	15,182	15,653,401
4.13%, 03/09/21 (Call 02/09/21)	395	397,424
4.75%, 02/16/24 (Call 11/16/23)(b)	15,432	16,303,908
5.00%, 08/15/22	33,979	35,550,529
5.00%, 08/01/23	25,577	27,103,627
5.25%, 03/07/25 (Call 12/07/24)(b)	14,144	15,368,999
6.13%, 03/09/28(b)	11,236	13,244,435
Commerzbank AG, 8.13%, 09/19/23(a)(b)	13,640	15,860,046
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(b)(c)	49,586	48,599,239
Deutsche Bank AG/New York NY 4.88%, 12/01/32 (Call 12/01/27)(c)	31,041	30,885,795
5.88%, 07/08/31 (Call 04/08/30)(c)	10,790	11,446,032
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)	19,121	18,492,556
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(a)(b)	9,849	10,062,395
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	24,803	25,460,485
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	60,427	65,043,031

Security	Par (000)	Value

Banks (continued)
UniCredit SpA 5.46%, 06/30/35 (Call 06/30/30)(a)(c)	$41,597	$42,989,218
5.86%, 06/19/32 (Call 06/19/27)(a)(c)	15,233	16,224,962
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	29,677	34,456,861

		443,142,943

Building Materials — 0.8%
Builders FirstSource Inc. 5.00%, 03/01/30 (Call 03/01/25)(a)	16,375	17,431,690
6.75%, 06/01/27 (Call 06/01/22)(a)	25,340	27,602,500
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	27,080	28,907,900
Jeld-Wen Inc. 4.63%, 12/15/25 (Call 12/15/20)(a)(b)	15,242	15,390,305
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	8,875	9,282,806
Standard Industries Inc./NJ 3.38%, 01/15/31 (Call 07/15/25)(a)	8,890	8,867,775
4.38%, 07/15/30 (Call 07/15/25)(a)	32,993	35,009,532
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	35,553	37,488,267
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	33,047	34,534,115
6.00%, 10/15/25 (Call 10/15/20)(a)	34,865	36,137,573
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	9,590	10,046,292

		260,698,755

Chemicals — 1.7%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	354	370,913
Avient Corp. 5.25%, 03/15/23(b)	18,485	20,010,013
5.75%, 05/15/25 (Call 05/15/22)(a)	21,560	22,907,500
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/21)(a)(b)	7,189	7,339,822
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	17,568	18,329,279
Blue Cube Spinco LLC 9.75%, 10/15/23 (Call 10/15/20)(b)	23,716	24,414,775
10.00%, 10/15/25 (Call 10/15/20)	15,077	15,968,051
CF Industries Inc., 3.45%, 06/01/23	25,528	26,469,600
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)	14,023	14,145,701
6.63%, 05/15/23 (Call 05/15/21)	26,972	27,190,203
7.00%, 05/15/25 (Call 05/15/21)(b)	25,405	25,976,275
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)(b)	19,133	19,266,931
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)(b)	27,595	27,549,893
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	14,310	14,337,986
5.25%, 08/01/23 (Call 08/01/21)(a)(b)	12,201	12,199,984
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	33,482	32,286,214
OCI NV 5.25%, 11/01/24 (Call 11/01/21)(a)(b)	18,906	19,473,180
6.63%, 04/15/23 (Call 04/15/21)(a)(b)	19,624	20,131,771
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)(b)	15,171	14,640,015
5.13%, 09/15/27 (Call 03/15/22)(b)	14,453	14,481,761
5.63%, 08/01/29 (Call 08/01/24)(b)	22,132	21,952,177
9.50%, 06/01/25 (Call 03/01/25)(a)	17,220	19,997,779
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	11,607	11,729,260
Tronox Inc. 6.50%, 05/01/25 (Call 05/01/22)(a)	16,305	17,529,233
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	20,870	21,437,389

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Valvoline Inc. 4.25%, 02/15/30 (Call 02/15/25)(a)	$21,859	$23,197,864
4.38%, 08/15/25 (Call 08/15/21)(b)	20,707	21,487,654
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)	24,433	25,607,006

		540,428,229

Commercial Services — 3.9%
ADT Security Corp. (The) 3.50%, 07/15/22	31,267	31,991,556
4.13%, 06/15/23(b)	22,678	23,679,748
6.25%, 10/15/21(b)	28,419	30,128,403
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 07/15/26 (Call 07/15/22)(a)(b)	56,070	60,183,278
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	32,339	35,584,057
APX Group Inc. 6.75%, 02/15/27 (Call 02/15/23)(a)	15,979	16,777,950
7.63%, 09/01/23 (Call 09/01/20)(b)	17,026	17,423,273
7.88%, 12/01/22 (Call 12/01/20)	22,486	22,727,724
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 5.75%, 07/15/27 (Call 07/15/22)(a)	11,770	11,269,775
10.50%, 05/15/25 (Call 05/15/22)(a)(b)	16,971	19,736,743
Brink’s Co. (The) 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	14,760	15,327,522
5.50%, 07/15/25 (Call 06/18/22)(a)	14,787	15,563,317
Garda World Security Corp. 4.63%, 02/15/27 (Call 02/15/23)(a)	16,419	16,881,934
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	18,742	20,397,543
Gartner Inc. 4.50%, 07/01/28 (Call 07/01/23)(a)	22,531	23,507,687
5.13%, 04/01/25 (Call 04/01/21)(a)(b)	9,249	9,584,276
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	38,947	40,689,878
Jaguar Holding Co. II/PPD Development LP 4.63%, 06/15/25 (Call 06/05/22)(a)	15,634	16,295,162
5.00%, 06/15/28 (Call 06/15/23)(a)	21,362	22,622,952
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/21)(a)(b)	48,535	49,338,254
Nielsen Co Luxembourg Sarl/The 5.00%, 02/01/25 (Call 02/01/21)(a)(b)	18,079	18,429,733
5.50%, 10/01/21 (Call 10/01/20)(a)(b)	9,287	9,303,252
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)(b)	69,841	69,907,349
Prime Security Services Borrower LLC/Prime Finance Inc. 3.38%, 08/31/27 (Call 08/31/26)(a)	5,755	5,734,340
5.25%, 04/15/24(a)(b)	24,654	26,201,655
5.75%, 04/15/26(a)(b)	39,712	43,829,193
6.25%, 01/15/28 (Call 01/15/23)(a)	41,968	43,973,403
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)	40,156	43,078,008
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	49,755	54,809,337
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 11/15/20)(a)(b)	18,349	18,241,965
5.38%, 04/15/23 (Call 04/15/21)(a)(b)	17,290	17,530,850
7.38%, 09/01/25 (Call 09/01/22)(a)	14,100	14,783,568
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	21,584	24,012,200
Service Corp. International/U.S 3.38%, 08/15/30 (Call 08/15/25)	8,185	8,338,469
4.63%, 12/15/27 (Call 12/15/22)	18,285	19,723,024

Security	Par (000)	Value

Commercial Services (continued)
5.13%, 06/01/29 (Call 06/01/24)(b)	$23,110	$25,542,073
5.38%, 05/15/24 (Call 05/15/21)(b)	28,182	28,702,135
United Rentals North America Inc. 3.88%, 11/15/27 (Call 11/15/22)(b)	24,708	25,752,002
3.88%, 02/15/31 (Call 08/15/25)	4,610	4,766,740
4.00%, 07/15/30 (Call 07/15/25)(b)	21,182	22,137,753
4.63%, 10/15/25 (Call 10/15/20)(b)	23,516	24,083,549
4.88%, 01/15/28 (Call 01/15/23)(b)	50,831	53,911,298
5.25%, 01/15/30 (Call 01/15/25)(b)	23,507	26,092,065
5.50%, 07/15/25(b)	—	—
5.50%, 05/15/27 (Call 05/15/22)(b)	30,432	32,633,755
5.88%, 09/15/26 (Call 09/15/21)(b)	29,096	30,875,331
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	38,720	41,914,400

		1,234,018,479

Computers — 1.3%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	47,787	50,907,491
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 09/16/20)(a)	4,355	4,359,137
7.13%, 06/15/24 (Call 06/15/21)(a)(b)	50,697	52,563,816
Diebold Nixdorf Inc. 8.50%, 04/15/24 (Call 04/15/21)(b)	10,838	10,371,858
9.38%, 07/15/25 (Call 07/15/22)(a)	16,700	17,970,758
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	35,278	36,424,535
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(a)(b)	13,981	4,001,362
NCR Corp. 5.00%, 07/15/22 (Call 09/19/20)(b)	17,360	17,362,604
5.00%, 10/01/28 (Call 08/20/23)(a)	5,265	5,307,436
5.25%, 10/01/30 (Call 08/20/25)(a)	5,790	5,854,281
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	14,090	14,808,047
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	16,515	17,755,346
6.38%, 12/15/23 (Call 12/15/20)(b)	24,158	24,711,774
8.13%, 04/15/25 (Call 04/15/22)(a)	16,830	18,723,375
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/21)(a)(b)	32,378	33,106,505
Vericast Corp. 8.38%, 08/15/22 (Call 02/15/21)(a)(b)	13,506	11,074,920
9.25%, 03/01/21 (Call 10/01/20)(a)	3,637	3,654,276
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)(b)	4,535	4,648,307
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	70,270	76,085,896

		409,691,724

Cosmetics & Personal Care — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/21)(a)(b)	11,691	11,813,200
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/21)(a)(b)	14,328	14,528,019
Avon Products Inc., 7.00%, 03/15/23	15,623	16,323,748
Edgewell Personal Care Co. 4.70%, 05/24/22	18,774	19,665,765
5.50%, 06/01/28 (Call 06/01/23)(a)	23,690	25,236,483

		87,567,215

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc. 4.00%, 01/15/28 (Call 01/15/23)(a)(b)	21,951	22,527,214

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
5.88%, 05/15/26 (Call 05/15/21)(a)	$20,189	$21,147,977
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)	23,752	24,409,693
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	32,461	33,873,930
Wolverine Escrow LLC 8.50%, 11/15/24 (Call 11/15/21)(a)	21,096	16,118,663
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	26,653	20,434,535
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	11,884	8,239,534

		146,751,546

Diversified Financial Services — 2.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	25,366	19,840,042
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	32,447	36,282,008
Credit Acceptance Corp. 5.13%, 12/31/24 (Call 12/31/21)(a)	2,731	2,819,758
6.63%, 03/15/26 (Call 03/15/22)	3,503	3,748,210
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	13,015	13,716,248
LPL Holdings Inc. 4.63%, 11/15/27 (Call 11/15/22)(a)	11,946	12,451,698
5.75%, 09/15/25 (Call 03/15/21)(a)(b)	28,322	29,522,570
Nationstar Mortgage Holdings Inc. 5.50%, 08/15/28 (Call 08/15/23)(a)	13,027	13,713,523
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	17,203	18,256,684
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	23,078	24,989,320
Navient Corp. 5.00%, 03/15/27 (Call 09/15/26)(b)	19,460	18,709,979
5.50%, 01/25/23(b)	32,447	33,422,357
5.88%, 10/25/24(b)	13,340	13,723,525
6.13%, 03/25/24(b)	23,867	24,878,032
6.50%, 06/15/22(b)	29,258	30,501,465
6.63%, 07/26/21	3,289	3,371,225
6.75%, 06/25/25	14,839	15,551,272
6.75%, 06/15/26	13,742	14,343,212
7.25%, 01/25/22(b)	23,386	24,504,143
7.25%, 09/25/23(b)	19,362	20,468,684
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)	8,495	8,882,372
OneMain Finance Corp. 5.38%, 11/15/29 (Call 05/15/29)(b)	20,483	21,891,206
5.63%, 03/15/23	26,778	28,250,790
6.13%, 05/15/22(b)	29,445	30,978,593
6.13%, 03/15/24 (Call 09/15/23)	44,366	48,104,723
6.63%, 01/15/28 (Call 07/15/27)(b)	26,394	30,185,234
6.88%, 03/15/25	35,028	39,397,743
7.13%, 03/15/26	45,121	51,663,545
7.75%, 10/01/21	15,017	15,796,007
8.88%, 06/01/25 (Call 06/01/22)	16,140	18,208,720
Quicken Loans LLC 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	32,217	34,364,585
5.75%, 05/01/25 (Call 05/01/21)(a)(b)	37,309	38,342,131

		740,879,604

Electric — 2.2%
AES Corp. (The) 5.13%, 09/01/27 (Call 09/01/22)(b)	18,316	19,771,939
5.50%, 04/15/25 (Call 04/15/21)(b)	17,063	17,608,163
6.00%, 05/15/26 (Call 05/15/21)(b)	17,824	18,763,801
Calpine Corp. 4.50%, 02/15/28 (Call 02/15/23)(a)(b)	36,208	37,565,800
4.63%, 02/01/29 (Call 02/01/24)(a)	3,605	3,685,824

Security	Par (000)	Value

Electric (continued)
5.00%, 02/01/31 (Call 02/01/26)(a)	$5,160	$5,393,335
5.13%, 03/15/28 (Call 03/15/23)(a)	39,073	41,042,037
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	34,208	35,550,712
Clearway Energy Operating LLC 4.75%, 03/15/28 (Call 03/15/23)(a)(b)	27,089	28,286,550
5.75%, 10/15/25 (Call 10/15/21)	17,047	18,036,664
DPL Inc. 4.13%, 07/01/25 (Call 04/01/25)(a)	4,891	5,150,865
4.35%, 04/15/29 (Call 01/15/29)(b)	14,523	15,824,018
NextEra Energy Operating Partners LP 3.88%, 10/15/26 (Call 07/15/26)(a)(b)	14,669	15,473,448
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	23,580	25,133,686
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	16,183	17,255,124
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	15,426	16,864,154
NRG Energy Inc. 5.25%, 06/15/29 (Call 06/15/24)(a)(b)	21,187	23,098,243
5.75%, 01/15/28 (Call 01/15/23)(b)	25,610	27,845,195
6.63%, 01/15/27 (Call 07/15/21)(b)	38,899	41,544,132
7.25%, 05/15/26 (Call 05/15/21)(b)	31,818	33,905,853
PG&E Corp. 5.00%, 07/01/28 (Call 07/01/23)(b)	31,488	31,290,643
5.25%, 07/01/30 (Call 06/15/25)	30,261	30,053,167
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/21)(b)	11,616	8,092,358
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	12,852	12,864,531
7.25%, 05/15/27 (Call 05/15/22)(a)	26,026	26,774,247
7.63%, 06/01/28 (Call 06/01/23)(a)	13,948	14,413,724
10.50%, 01/15/26 (Call 01/15/22)(a)	19,120	15,134,012
Vistra Operations Co. LLC 5.00%, 07/31/27 (Call 07/31/22)(a)(b)	40,394	42,715,847
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	30,434	31,889,990
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	37,344	39,570,277

		700,598,339

Electrical Components & Equipment — 0.5%
Energizer Holdings Inc. 4.75%, 06/15/28 (Call 07/01/23)(a)	11,597	12,074,410
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	31,793	33,700,580
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	24,853	27,134,816
WESCO Distribution Inc. 7.13%, 06/15/25 (Call 06/15/22)(a)	34,315	37,695,151
7.25%, 06/15/28 (Call 06/15/23)(a)	31,785	35,321,142

		145,926,099

Electronics — 0.2%
Sensata Technologies BV 4.88%, 10/15/23(a)(b)	15,395	16,284,148
5.00%, 10/01/25(a)(b)	20,916	22,636,341
5.63%, 11/01/24(a)(b)	11,478	12,507,412
Sensata Technologies Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	6,845	6,863,892
Service Corp. International/U.S., 4.38%, 02/15/30 (Call 11/15/29)(a)	13,689	14,441,895

		72,733,688

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	18,437	19,151,434
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	20,226	21,748,006
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	21,120	23,463,264

		64,362,704

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.3%
AECOM 5.13%, 03/15/27 (Call 12/15/26)(b)	$29,868	$32,714,421
5.88%, 10/15/24 (Call 07/15/24)(b)	24,471	27,254,576
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(a)(b)	29,392	28,510,240

		88,479,237

Entertainment — 2.9%
AMC Entertainment Holdings, 12.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(e)	20,652	7,645,370
AMC Entertainment Holdings Inc. 10.50%, 04/15/25 (Call 04/15/22)(a)(b)	17,035	14,820,450
10.50%, 04/24/26 (Call 06/15/22)(a)	7,762	6,752,940
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	52,211	49,818,055
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	13,975	13,555,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	10,935	10,964,415
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 04/15/27 (Call 04/15/22)(b)	13,153	13,084,374
5.50%, 05/01/25 (Call 05/01/22)(a)	37,192	38,312,881
Churchill Downs Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	15,303	15,633,405
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	22,068	23,281,740
Cinemark USA Inc. 4.88%, 06/01/23 (Call 06/01/21)	22,817	20,991,640
5.13%, 12/15/22 (Call 12/15/20)(b)	12,263	11,465,905
Colt Merger Sub Inc. 5.75%, 07/01/25 (Call 07/01/22)(a)	20,954	21,893,657
6.25%, 07/01/25 (Call 07/01/22)(a)	83,678	88,407,280
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	46,790	49,546,226
International Game Technology PLC 5.25%, 01/15/29 (Call 01/15/24)(a)	21,660	22,251,470
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	28,013	28,676,516
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	21,709	23,786,551
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	34,647	37,746,670
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 11/01/20)(a)(b)	14,202	14,318,560
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	19,964	20,413,190
Live Nation Entertainment Inc. 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	30,062	28,408,590
4.88%, 11/01/24 (Call 11/01/20)(a)(b)	15,670	15,397,342
6.50%, 05/15/27 (Call 05/15/23)(a)	33,299	36,295,910
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)	38,994	38,604,060
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	19,726	19,335,820
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	12,828	12,637,590
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	36,014	37,176,892
8.63%, 07/01/25 (Call 07/01/22)(a)	15,196	15,837,271
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/21)(a)	25,258	24,492,683
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	16,231	15,895,343
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	27,026	29,247,537
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	33,390	35,502,963

Security	Par (000)	Value

Entertainment (continued)
WMG Acquisition Corp. 3.00%, 02/15/31 (Call 02/15/26)(a)	$8,455	$8,407,314
3.88%, 07/15/30 (Call 07/15/25)(a)	13,986	14,623,462
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/01/29 (Call 07/01/29)(a)(b)	20,878	20,345,177
7.75%, 04/15/25 (Call 04/15/22)(a)(b)	21,941	23,080,773

		908,655,772

Environmental Control — 0.3%
Covanta Holding Corp. 5.00%, 09/01/30 (Call 09/01/25)	1,600	1,640,480
5.88%, 03/01/24 (Call 03/01/21)	13,416	13,682,308
5.88%, 07/01/25 (Call 07/01/21)(b)	15,105	15,725,383
6.00%, 01/01/27 (Call 01/01/22)(b)	10,287	10,732,770
GFL Environmental Inc. 3.75%, 08/01/25 (Call 08/01/22)(a)	11,900	11,981,872
4.25%, 06/01/25 (Call 06/01/22)(a)	15,495	15,776,574
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	17,087	18,064,163
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	10,048	10,536,274
8.50%, 05/01/27 (Call 05/01/22)(a)	2,530	2,752,311

		100,892,135

Food — 3.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/26 (Call 09/15/22)(a)	11,630	11,863,879
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	23,168	23,689,280
3.50%, 03/15/29 (Call 09/15/23)(a)	15,000	15,114,150
4.63%, 01/15/27 (Call 01/15/22)(a)(b)	37,640	39,592,575
4.88%, 02/15/30 (Call 02/15/25)(a)	30,963	33,440,040
5.75%, 03/15/25 (Call 09/15/20)(b)	37,069	38,144,531
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	21,171	22,970,535
6.63%, 06/15/24 (Call 06/15/21)(b)	38,598	39,869,804
7.50%, 03/15/26 (Call 03/15/22)(a)	16,527	18,471,815
B&G Foods Inc. 5.25%, 04/01/25 (Call 04/01/21)(b)	28,321	29,273,064
5.25%, 09/15/27 (Call 03/01/22)(b)	18,400	19,522,216
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/21)(a)(b)	32,576	33,505,436
5.88%, 07/15/24 (Call 07/15/21)(a)(b)	13,368	13,635,360
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	26,039	28,832,925
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc. 5.50%, 01/15/30 (Call 01/15/25)(a)(b)	40,504	44,895,448
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	42,411	48,145,391
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)(b)	50,694	52,650,839
3.50%, 06/06/22(b)	5,125	5,379,040
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	31,573	33,740,152
3.88%, 05/15/27 (Call 02/15/27)(a)	42,487	45,277,767
3.95%, 07/15/25 (Call 04/15/25)(b)	38,898	42,285,950
4.00%, 06/15/23 (Call 05/15/23)(b)	8,625	9,227,887
4.25%, 03/01/31 (Call 12/01/30)(a)	42,980	47,402,814
4.63%, 01/30/29 (Call 10/30/28)(b)	32,542	36,697,656
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(a)(b)	27,402	28,600,837
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	26,800	28,042,984
4.88%, 05/15/28 (Call 11/15/27)(a)	14,710	16,214,686

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 03/15/21)(a)(b)	$29,720	$30,469,755
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	26,631	28,295,438
Post Holdings Inc. 4.63%, 04/15/30 (Call 04/15/25)(a)	41,773	43,600,569
5.00%, 08/15/26 (Call 08/15/21)(a)	52,783	54,733,332
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	20,070	21,912,538
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	30,907	33,013,828
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	39,854	42,095,787
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	3,360	3,419,438
U.S. Foods Inc. 5.88%, 06/15/24 (Call 06/15/21)(a)	16,866	17,118,990
6.25%, 04/15/25 (Call 04/15/22)(a)	34,062	35,966,856

		1,117,113,592

Food Service — 0.4%
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)(b)	12,176	12,160,780
5.00%, 04/01/25 (Call 04/01/21)(a)(b)	17,820	17,998,200
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	36,622	36,440,556
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	44,464	46,619,922

		113,219,458

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)(b)	18,220	18,698,275

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)(b)	16,791	18,428,542
5.63%, 05/20/24 (Call 03/20/24)	23,347	25,564,965
5.75%, 05/20/27 (Call 02/20/27)(b)	16,262	18,262,454
5.88%, 08/20/26 (Call 05/20/26)(b)	20,292	22,978,356

		85,234,317

Hand & Machine Tools — 0.1%
Colfax Corp. 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	19,834	20,634,443
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	12,805	13,701,350

		34,335,793

Health Care - Products — 0.6%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	22,560	23,829,902
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	45,486	47,577,132
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(a)	28,118	28,715,507
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	14,914	15,850,301
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA 7.25%, 02/01/28 (Call 02/01/23)(a)(b)	18,637	19,240,444
7.38%, 06/01/25 (Call 06/01/22)(a)	14,433	15,062,856
Teleflex Inc. 4.25%, 06/01/28 (Call 06/01/23)(a)	16,735	17,655,425
4.63%, 11/15/27 (Call 11/15/22)	16,747	17,793,688
4.88%, 06/01/26 (Call 06/01/21)(b)	15,244	15,877,541

		201,602,796

Health Care - Services — 7.0%
Acadia Healthcare Co. Inc. 5.50%, 07/01/28 (Call 07/01/23)(a)	8,277	8,608,080
5.63%, 02/15/23 (Call 02/15/21)	27,747	27,946,432

Security	Par (000)	Value

Health Care - Services (continued)
Centene Corp. 3.38%, 02/15/30 (Call 02/15/25)	$57,872	$60,476,240
4.25%, 12/15/27 (Call 12/15/22)	74,347	77,932,228
4.63%, 12/15/29 (Call 12/15/24)	103,216	113,251,692
4.75%, 05/15/22 (Call 05/15/21)	29,949	30,342,081
4.75%, 01/15/25 (Call 01/15/21)	69,911	71,833,553
5.25%, 04/01/25 (Call 04/01/21)(a)(b)	36,024	37,374,900
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	56,349	59,589,067
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	22,971	24,288,846
Charles River Laboratories International Inc. 4.25%, 05/01/28 (Call 05/01/23)(a)	16,634	17,448,372
5.50%, 04/01/26 (Call 04/01/21)(a)	17,368	18,262,452
CHS/Community Health Systems Inc. 6.25%, 03/31/23 (Call 03/31/21)	83,183	83,268,030
6.63%, 02/15/25 (Call 02/15/22)(a)	46,270	47,042,302
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	31,833	14,086,103
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	66,384	69,122,340
8.00%, 12/15/27 (Call 12/15/22)(a)	23,826	24,219,129
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	42,640	28,767,788
8.63%, 01/15/24 (Call 01/15/21)(a)	37,237	38,790,483
9.88%, 06/30/23 (Call 06/30/21)(a)(b)(f)	55,678	46,508,529
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)	29,290	29,017,603
4.63%, 06/01/30 (Call 06/01/25)(a)	32,790	34,306,538
Encompass Health Corp. 4.50%, 02/01/28 (Call 02/01/23)(b)	25,442	26,078,050
4.75%, 02/01/30 (Call 02/01/25)(b)	23,579	24,558,707
5.75%, 11/01/24 (Call 11/01/20)(b)	23,369	23,490,519
HCA Inc. 3.50%, 09/01/30 (Call 03/01/30)	81,118	84,804,521
5.38%, 02/01/25(b)	76,072	85,579,479
5.38%, 09/01/26 (Call 03/01/26)(b)	29,085	32,958,636
5.63%, 09/01/28 (Call 03/01/28)(b)	43,248	51,458,200
5.88%, 05/01/23(b)	35,840	39,065,600
5.88%, 02/15/26 (Call 08/15/25)(b)	44,476	50,813,830
5.88%, 02/01/29 (Call 08/01/28)	29,673	36,017,087
IQVIA Inc. 5.00%, 10/15/26 (Call 10/15/21)(a)	33,004	34,427,565
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	34,022	35,878,581
LifePoint Health Inc. 4.38%, 02/15/27 (Call 02/15/22)(a)	16,212	16,119,679
6.75%, 04/15/25 (Call 04/15/22)(a)	22,695	24,484,592
MEDNAX Inc. 5.25%, 12/01/23 (Call 12/01/20)(a)	20,778	21,104,630
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	31,244	33,118,640
Molina Healthcare Inc. 4.38%, 06/15/28 (Call 06/15/23)(a)	20,964	21,932,631
5.38%, 11/15/22 (Call 08/15/22)(b)	24,336	25,451,226
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	42,410	45,673,212
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	38,487	41,345,429
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 07/15/21)(b)	55,625	56,876,562
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	17,760	18,115,200
4.63%, 06/15/28 (Call 06/15/23)(a)	16,724	17,310,949
4.88%, 01/01/26 (Call 03/01/22)(a)	59,224	61,444,900
5.13%, 05/01/25 (Call 05/01/21)(b)	40,719	41,722,113
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	44,865	47,252,567
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	44,452	46,695,337

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.75%, 06/15/23(b)	$60,306	$64,265,185
7.00%, 08/01/25 (Call 08/01/21)(b)	13,927	14,350,999
7.50%, 04/01/25 (Call 04/01/22)(a)	21,266	23,305,035
8.13%, 04/01/22(b)	81,496	88,076,802

		2,196,259,251

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24 (Call 06/15/24)	31,644	32,808,677
5.25%, 05/15/27 (Call 11/15/26)	29,523	31,552,706
6.25%, 02/01/22 (Call 02/01/21)(b)	37,278	37,844,999
6.25%, 05/15/26 (Call 05/15/22)(b)	37,556	40,075,996
6.38%, 12/15/25 (Call 12/15/20)	21,341	22,076,112
6.75%, 02/01/24 (Call 02/01/21)(b)	17,200	17,726,750
Stena AB, 7.00%, 02/01/24(a)	16,117	15,937,745

		198,022,985

Home Builders — 1.4%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp. 4.88%, 02/15/30 (Call 02/15/25)(a)	13,592	12,725,510
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	20,015	20,246,423
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	12,670	13,366,850
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	16,861	17,230,185
4.50%, 04/30/24 (Call 01/30/24)(b)	19,197	20,625,305
4.75%, 04/01/21 (Call 02/01/21)	1,054	1,064,540
4.75%, 11/15/22 (Call 08/15/22)	16,776	17,622,044
4.75%, 05/30/25 (Call 02/28/25)(b)	13,723	15,024,970
4.75%, 11/29/27 (Call 05/29/27)(b)	27,947	31,964,381
4.88%, 12/15/23 (Call 09/15/23)	11,953	12,838,935
5.88%, 11/15/24 (Call 05/15/24)	13,536	15,145,280
Mattamy Group Corp. 4.63%, 03/01/30 (Call 03/01/25)(a)	18,508	19,109,510
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	14,963	15,633,492
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	14,124	16,030,740
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	15,678	16,814,655
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)(b)	20,546	23,396,757
5.50%, 03/01/26 (Call 12/01/25)(b)	19,740	22,607,235
Taylor Morrison Communities Inc. 5.13%, 08/01/30 (Call 02/01/30)(a)	11,861	12,880,453
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	16,263	18,243,346
5.88%, 01/31/25 (Call 01/31/21)(a)	3,929	3,997,757
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	16,825	18,828,408
Toll Brothers Finance Corp. 3.80%, 11/01/29 (Call 08/01/29)(b)	12,151	12,888,566
4.35%, 02/15/28 (Call 11/15/27)(b)	12,284	13,382,497
4.38%, 04/15/23 (Call 01/15/23)(b)	13,928	14,666,681
4.88%, 03/15/27 (Call 12/15/26)(b)	12,285	13,805,269
5.88%, 02/15/22 (Call 11/15/21)(b)	15,139	15,835,326
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	16,323	17,726,778
Williams Scotsman International Inc. 4.63%, 08/15/28 (Call 08/15/23)(a)	4,420	4,475,250
6.88%, 08/15/23(a)(b)	—	—

		438,177,143

Security	Par (000)	Value

Home Furnishings — 0.1%
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)(b)	$19,222	$20,108,911
5.63%, 10/15/23 (Call 10/15/20)(b)	16,193	16,459,028

		36,567,939

Household Products & Wares — 0.2%
Prestige Brands Inc. 5.13%, 01/15/28 (Call 01/15/23)(a)(b)	13,843	14,519,646
6.38%, 03/01/24 (Call 03/01/21)(a)(b)	18,591	19,195,207
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/21)(b)	29,268	30,249,649

		63,964,502

Housewares — 0.4%
Newell Brands Inc. 4.35%, 04/01/23 (Call 02/01/23)	41,609	43,906,337
4.70%, 04/01/26 (Call 01/01/26)(b)	60,444	65,134,775
4.88%, 06/01/25 (Call 05/01/25)	14,034	15,223,662

		124,264,774

Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)	29,634	30,057,342
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	29,862	31,541,738
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	10,791	12,139,875
Genworth Holdings Inc., 7.63%, 09/24/21	15,132	15,480,793
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	51,343	53,268,363
Radian Group Inc. 4.50%, 10/01/24 (Call 07/01/24)(b)	13,863	13,903,868
4.88%, 03/15/27 (Call 09/15/26)(b)	14,365	14,408,095
6.63%, 03/15/25 (Call 09/15/24)	14,796	15,891,346

		186,691,420

Internet — 2.1%
Match Group Holdings II LLC 4.13%, 08/01/30 (Call 05/01/25)(a)	13,255	13,843,124
4.63%, 06/01/28 (Call 06/01/23)(a)	15,445	16,260,496
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	17,284	18,439,781
Netflix Inc. 3.63%, 06/15/25 (Call 03/15/25)(a)	14,895	15,751,462
4.38%, 11/15/26(b)	29,426	32,742,604
4.88%, 04/15/28(b)	46,540	53,669,491
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	32,239	37,279,703
5.38%, 11/15/29(a)(b)	26,463	31,793,090
5.50%, 02/15/22(b)	21,228	22,342,470
5.75%, 03/01/24(b)	9,814	11,072,057
5.88%, 02/15/25(b)	21,685	24,959,277
5.88%, 11/15/28(b)	57,436	70,524,717
6.38%, 05/15/29(b)	22,247	28,059,029
NortonLifeLock Inc. 3.95%, 06/15/22 (Call 03/15/22)(b)	13,986	14,355,530
5.00%, 04/15/25 (Call 04/15/21)(a)(b)	36,392	37,173,191
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	23,006	21,223,035
Uber Technologies Inc. 7.50%, 11/01/23 (Call 11/01/20)(a)(b)	14,288	14,945,962
7.50%, 05/15/25 (Call 05/15/22)(a)	26,450	27,764,829
7.50%, 09/15/27 (Call 09/15/22)(a)	37,765	39,602,263
8.00%, 11/01/26 (Call 11/01/21)(a)(b)	43,362	45,904,748
VeriSign Inc. 4.63%, 05/01/23 (Call 05/01/21)(b)	24,169	24,405,656
4.75%, 07/15/27 (Call 07/15/22)(b)	21,026	22,447,620

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.25%, 04/01/25 (Call 01/01/25)	$15,677	$17,601,772

		642,161,907

Iron & Steel — 0.6%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	16,929	17,788,246
ArcelorMittal SA 3.60%, 07/16/24	1,302	1,367,556
4.55%, 03/11/26	2,655	2,909,721
6.13%, 06/01/25	820	947,272
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)(b)	11,613	11,373,482
5.88%, 06/01/27 (Call 06/01/22)(b)	16,881	15,425,014
6.75%, 03/15/26 (Call 03/04/23)(a)	23,124	23,644,290
9.88%, 10/17/25 (Call 10/17/22)(a)	30,321	33,408,587
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)	19,063	12,658,997
6.88%, 08/15/25 (Call 08/15/21)(b)	22,156	16,173,880
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	36,563	38,728,283

		174,425,328

Leisure Time — 0.6%
Carnival Corp. 9.88%, 08/01/27 (Call 02/01/24)(a)(b)	13,720	13,830,720
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	18,575	19,503,750
NCL Corp. Ltd. 3.63%, 12/15/24 (Call 12/15/21)(a)	17,088	11,748,000
10.25%, 02/01/26 (Call 08/01/23)(a)(b)	22,180	22,401,800
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	22,065	24,574,894
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28 (Call 12/15/27)	3,840	2,899,200
5.25%, 11/15/22	14,791	13,265,678
9.13%, 06/15/23 (Call 03/15/23)(a)	32,920	34,520,735
Viking Cruises Ltd. 5.88%, 09/15/27 (Call 09/15/22)(a)	24,513	17,036,535
13.00%, 05/15/25 (Call 05/15/22)(a)	17,326	19,296,833
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	20,786	16,992,555

		196,070,700

Lodging — 3.3%
Boyd Gaming Corp. 4.75%, 12/01/27 (Call 12/01/22)(b)	28,999	28,854,005
6.00%, 08/15/26 (Call 08/15/21)(b)	21,269	22,175,697
6.38%, 04/01/26 (Call 04/01/21)(b)	20,319	21,213,849
8.63%, 06/01/25 (Call 06/01/22)(a)	22,015	24,220,734
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/20)(a)(b)	16,018	15,686,198
10.75%, 09/01/24 (Call 09/01/20)(a)(b)	16,865	14,890,390
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 09/01/20)	30,445	30,597,225
4.88%, 01/15/30 (Call 01/15/25)	31,672	32,717,835
5.13%, 05/01/26 (Call 05/01/21)	45,443	46,705,797
5.38%, 05/01/25 (Call 05/01/22)(a)	11,910	12,449,523
5.75%, 05/01/28 (Call 05/01/23)(a)	11,115	11,743,434
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 04/01/21)	27,183	27,462,044
4.88%, 04/01/27 (Call 04/01/22)	19,807	20,340,341
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	14,435	15,337,188

Security	Par (000)	Value

Lodging (continued)
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	$23,966	$24,894,683
Melco Resorts Finance Ltd. 4.88%, 06/06/25 (Call 06/06/21)(a)(b)	25,455	26,050,489
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	18,860	19,350,875
5.38%, 12/04/29 (Call 12/04/24)(a)	29,130	30,003,900
5.63%, 07/17/27 (Call 07/17/22)(a)	18,316	19,024,437
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	15,191	15,867,000
MGM China Holdings Ltd. 5.25%, 06/18/25 (Call 06/16/22)(a)	15,260	15,866,446
5.38%, 05/15/24 (Call 05/15/21)(a)(b)	20,688	21,392,426
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	25,125	26,449,376
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)(b)	9,875	10,060,156
5.50%, 04/15/27 (Call 01/15/27)(b)	21,484	22,663,701
5.75%, 06/15/25 (Call 03/15/25)	19,292	20,666,555
6.00%, 03/15/23(b)	37,085	38,904,483
6.75%, 05/01/25 (Call 05/01/22)	24,052	25,663,948
7.75%, 03/15/22	30,485	32,314,100
Station Casinos LLC 4.50%, 02/15/28 (Call 02/15/23)(a)	21,155	20,109,943
5.00%, 10/01/25 (Call 10/01/20)(a)	18,222	18,005,705
Studio City Finance Ltd. 6.00%, 07/15/25 (Call 07/15/22)(a)(b)	12,879	13,671,702
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	16,839	17,684,517
7.25%, 02/11/24 (Call 02/11/21)(a)	9,240	9,699,113
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	16,830	16,678,951
4.25%, 03/01/22 (Call 12/01/21)	22,858	22,950,861
5.75%, 04/01/27 (Call 01/01/27)	13,200	13,526,700
6.63%, 07/31/26 (Call 04/30/26)(a)	15,540	16,530,675
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	3,780	3,809,106
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(a)	16,539	16,270,241
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	24,911	24,263,314
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	54,058	53,473,979
Wynn Macau Ltd. 4.88%, 10/01/24 (Call 10/01/20)(a)	20,685	20,662,627
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	22,071	21,674,890
5.50%, 01/15/26 (Call 06/15/22)(a)	31,830	32,196,045
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	26,035	26,174,493
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	17,650	17,721,924

		1,038,671,621

Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	19,683	19,802,504
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	13,765	14,530,678
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	21,842	22,738,614

		57,071,796

Manufacturing — 0.1%
FXI Holdings Inc. 7.88%, 11/01/24 (Call 11/01/20)(a)	15,428	14,965,160
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	23,123	25,261,877

		40,227,037

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 9.7%
Altice Financing SA 5.00%, 01/15/28 (Call 01/15/23)(a)	$35,895	$36,871,703
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	83,378	89,084,182
AMC Networks Inc. 4.75%, 12/15/22 (Call 12/15/20)(b)	15,346	15,401,804
4.75%, 08/01/25 (Call 08/01/21)(b)	24,954	25,797,695
5.00%, 04/01/24 (Call 04/01/21)(b)	31,163	31,795,998
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/20)(a)(b)	17,301	17,515,467
4.25%, 02/01/31 (Call 07/01/25)(a)	45,173	47,205,785
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	82,998	88,081,627
4.50%, 05/01/32 (Call 05/01/26)(a)	44,472	47,093,033
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	91,832	98,659,709
5.00%, 02/01/28 (Call 08/01/22)(a)	77,470	81,941,661
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	99,558	106,031,261
5.38%, 05/01/25 (Call 05/01/21)(a)	21,462	22,105,860
5.38%, 06/01/29 (Call 06/01/24)(a)	47,273	51,882,117
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	49,601	51,797,615
5.75%, 02/15/26 (Call 02/15/21)(a)	79,968	83,811,262
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	27,361	28,763,251
Clear Channel Worldwide Holdings Inc. 5.13%, 08/15/27 (Call 08/15/22)(a)(b)	35,517	35,882,825
9.25%, 02/15/24 (Call 02/15/21)	56,958	55,566,414
CSC Holdings LLC 3.38%, 02/15/31 (Call 02/15/26)(a)	13,498	13,314,697
4.13%, 12/01/30 (Call 12/01/25)(a)	31,104	32,212,080
4.63%, 12/01/30 (Call 12/01/25)(a)	44,457	45,559,534
5.25%, 06/01/24(b)	22,984	24,895,651
5.38%, 02/01/28 (Call 02/01/23)(a)	30,192	32,266,139
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	45,656	47,891,318
5.50%, 04/15/27 (Call 04/15/22)(a)	38,687	41,258,138
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	66,951	72,976,590
5.88%, 09/15/22(b)	21,131	22,430,557
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	52,721	59,311,125
6.75%, 11/15/21	28,548	29,951,611
7.50%, 04/01/28 (Call 04/01/23)(a)	31,610	35,482,225
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 08/15/26 (Call 08/15/22)(a)(b)	95,121	74,194,380
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	44,950	25,340,562
DISH DBS Corp. 5.00%, 03/15/23(b)	49,042	50,774,816
5.88%, 07/15/22(b)	63,106	66,350,223
5.88%, 11/15/24(b)	63,054	66,738,718
6.75%, 06/01/21	2,363	2,436,844
7.38%, 07/01/28 (Call 07/01/23)(a)	23,440	24,912,032
7.75%, 07/01/26(b)	60,158	69,106,502
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/20)(a)(b)	17,415	17,850,375
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	19,568	20,327,303
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	24,405	26,479,425
iHeartCommunications Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	12,625	12,053,088
5.25%, 08/15/27 (Call 08/15/22)(a)	23,271	23,220,095
6.38%, 05/01/26 (Call 05/01/22)	21,363	22,317,553
8.38%, 05/01/27 (Call 05/01/22)(b)	44,122	43,972,371
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	37,621	40,254,470
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	38,407	33,357,682

Security	Par (000)	Value

Media (continued)
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 08/01/21)(a)(b)	$26,641	$27,434,902
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	54,041	57,110,756
Quebecor Media Inc., 5.75%, 01/15/23(b)	26,655	28,634,080
Sinclair Television Group Inc. 5.13%, 02/15/27 (Call 08/15/21)(a)(b)	14,197	13,806,583
5.50%, 03/01/30 (Call 12/01/24)(a)	13,866	13,549,855
5.63%, 08/01/24 (Call 08/01/21)(a)(b)	16,220	16,278,982
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/21)(a)(b)	29,884	30,294,905
4.13%, 07/01/30 (Call 07/01/25)(a)	42,080	44,293,408
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	47,466	49,282,998
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	50,357	53,412,663
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	32,356	33,883,760
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	40,777	44,759,282
TEGNA Inc. 4.63%, 03/15/28 (Call 03/15/23)(a)(b)	28,968	29,257,680
5.00%, 09/15/29 (Call 09/15/24)(a)(b)	33,793	33,961,965
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	29,800	31,573,100
Univision Communications Inc. 5.13%, 02/15/25 (Call 02/15/21)(a)(b)	49,469	49,778,181
6.63%, 06/01/27 (Call 06/01/23)(a)	41,643	42,052,696
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	1,230	1,283,923
ViacomCBS Inc. 5.88%, 02/28/57 (Call 02/28/22)(b)(c)	19,296	19,989,450
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	18,878	21,015,231
Videotron Ltd. 5.00%, 07/15/22(b)	26,619	27,955,540
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	17,807	19,004,521
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	16,543	18,018,966
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	30,713	31,634,390
Virgin Media Secured Finance PLC 4.50%, 08/15/30 (Call 08/15/25)(a)	16,047	16,826,205
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	27,931	29,432,291
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	44,850	48,432,766
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	700	721,746
Ziggo Bond Co. BV 5.13%, 02/28/30 (Call 02/15/25)(a)(b)	15,544	16,476,640
6.00%, 01/15/27 (Call 01/15/22)(a)	19,487	20,510,068
Ziggo BV 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	20,065	21,228,569
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	53,364	56,216,306

		3,040,637,781

Mining — 1.9%
Alcoa Nederland Holding BV 5.50%, 12/15/27 (Call 06/15/23)(a)	16,758	18,158,466
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	19,048	20,619,460
6.75%, 09/30/24 (Call 09/30/20)(a)(b)	22,908	23,695,577
7.00%, 09/30/26 (Call 09/30/21)(a)	17,790	19,032,829
Arconic Corp. 6.00%, 05/15/25 (Call 05/15/22)(a)	20,785	22,291,913
6.13%, 02/15/28 (Call 02/15/23)(a)	19,640	20,682,968
Constellium SE 5.75%, 05/15/24 (Call 05/15/21)(a)	12,276	12,498,503
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	15,789	16,239,776
6.63%, 03/01/25 (Call 03/01/21)(a)(b)	22,342	23,021,836

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/27 (Call 06/15/27)(a)(b)	$18,321	$19,796,495
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	24,035	24,776,480
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	15,154	15,981,560
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	22,067	23,832,360
Freeport-McMoRan Inc. 3.55%, 03/01/22 (Call 12/01/21)(b)	25,075	25,620,589
3.88%, 03/15/23 (Call 12/15/22)	57,149	59,244,465
4.13%, 03/01/28 (Call 03/01/23)	25,525	26,596,320
4.25%, 03/01/30 (Call 03/01/25)	22,328	23,388,580
4.38%, 08/01/28 (Call 08/01/23)	8,585	9,035,713
4.55%, 11/14/24 (Call 08/14/24)(b)	24,057	25,941,625
4.63%, 08/01/30 (Call 08/01/25)	12,505	13,376,241
5.00%, 09/01/27 (Call 09/01/22)(b)	23,925	25,315,641
5.25%, 09/01/29 (Call 09/01/24)(b)	21,800	23,920,285
Novelis Corp. 4.75%, 01/30/30 (Call 01/30/25)(a)(b)	48,238	49,021,867
5.88%, 09/30/26 (Call 09/30/21)(a)	46,580	48,502,114

		590,591,663

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp. 3.25%, 02/15/29 (Call 08/15/23)	8,665	8,850,258
4.13%, 05/01/25 (Call 05/01/22)	19,971	20,850,024
4.25%, 04/01/28 (Call 10/01/22)	20,218	21,172,528
5.00%, 09/01/25 (Call 03/01/21)(b)	22,630	23,473,407
5.50%, 12/01/24 (Call 06/01/24)(b)	18,219	20,125,784
Pitney Bowes Inc. 4.63%, 03/15/24 (Call 12/15/23)(b)	317	303,382
5.38%, 05/15/22 (Call 04/15/22)	23	22,741
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)(b)	32,794	33,677,175
Xerox Holdings Corp. 5.00%, 08/15/25 (Call 07/15/25)(a)	18,865	19,053,650
5.50%, 08/15/28 (Call 07/15/28)(a)	17,115	17,500,087

		165,029,036

Oil & Gas — 7.3%
Aker BP ASA 4.75%, 06/15/24 (Call 06/15/21)(a)	766	788,938
5.88%, 03/31/25 (Call 03/31/21)(a)(b)	20,036	21,008,748
6.00%, 07/01/22 (Call 07/01/21)(a)(b)	13,472	13,660,608
Antero Resources Corp. 5.00%, 03/01/25 (Call 03/01/21)(b)	15,013	10,332,397
5.13%, 12/01/22 (Call 10/01/20)	27,718	23,976,070
5.38%, 11/01/21 (Call 11/01/20)(b)	23,087	22,443,863
5.63%, 06/01/23 (Call 06/01/21)(b)	21,900	17,471,820
Apache Corp. 4.63%, 11/15/25 (Call 08/15/25)	8,840	9,043,320
4.88%, 11/15/27 (Call 05/15/27)	9,830	10,049,995
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/26 (Call 11/01/21)(a)	15,201	10,526,693
10.00%, 04/01/22 (Call 04/01/21)(a)	34,390	32,032,851
Callon Petroleum Co. 6.13%, 10/01/24 (Call 10/01/20)	9,781	3,224,673
6.25%, 04/15/23 (Call 04/15/21)	6,263	2,246,851
6.38%, 07/01/26 (Call 07/01/21)(b)	6,449	1,890,363
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	16,111	15,238,320

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	$17,458	$17,594,391
3.80%, 09/15/23 (Call 06/15/23)	14,084	13,992,202
4.25%, 04/15/27 (Call 01/15/27)	21,661	20,638,120
5.38%, 07/15/25 (Call 04/15/25)	13,894	14,137,145
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	41,923	41,398,962
CITGO Petroleum Corp. 6.25%, 08/15/22 (Call 10/01/20)(a)	9,850	9,850,000
7.00%, 06/15/25 (Call 06/15/22)(a)	29,936	30,123,100
CNX Resources Corp. 5.88%, 04/15/22 (Call 10/01/20)	7,065	7,094,673
7.25%, 03/14/27 (Call 03/14/22)(a)	2,953	3,071,120
Comstock Resources Inc. 7.50%, 05/15/25 (Call 05/15/21)(a)	19,224	19,123,074
9.75%, 08/15/26 (Call 08/15/21)(b)	31,344	33,479,467
9.75%, 08/15/26 (Call 08/15/21)	12,431	13,277,924
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	22,860	22,482,193
4.38%, 01/15/28 (Call 10/15/27)(b)	28,204	27,084,301
4.50%, 04/15/23 (Call 01/15/23)	38,636	38,925,770
5.00%, 09/15/22 (Call 10/01/20)	23,278	23,184,888
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	35,789	35,341,637
CVR Energy Inc. 5.25%, 02/15/25 (Call 02/15/22)(a)	21,226	20,057,358
5.75%, 02/15/28 (Call 02/15/23)(a)	10,025	9,079,786
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(a)	20,073	20,148,274
5.75%, 01/30/28 (Call 01/30/23)(a)	32,191	32,822,674
6.63%, 07/15/25 (Call 07/15/22)(a)	8,924	9,275,845
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)(b)	22,210	21,987,900
3.90%, 10/01/27 (Call 07/01/27)	39,805	38,212,800
7.88%, 02/01/25 (Call 01/01/25)(b)	29,995	34,419,262
8.75%, 02/01/30 (Call 10/01/29)	20,569	24,785,645
Gulfport Energy Corp. 6.00%, 10/15/24 (Call 10/15/20)	18,235	10,892,156
6.38%, 05/15/25 (Call 05/15/21)(b)	13,034	7,718,590
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24 (Call 06/01/21)(a)	13,111	12,406,284
5.75%, 10/01/25 (Call 04/01/21)(a)	16,550	15,598,375
6.25%, 11/01/28 (Call 11/01/23)(a)	17,778	16,666,875
Laredo Petroleum Inc. 9.50%, 01/15/25 (Call 01/15/22)	19,399	13,870,285
10.13%, 01/15/28 (Call 01/15/23)	10,214	7,277,475
Leviathan Bond Ltd. 5.75%, 06/30/23(a)(g)	11,350	11,739,589
6.13%, 06/30/25(a)(g)	9,550	9,967,813
6.50%, 06/30/27(a)(g)	11,630	12,151,896
6.75%, 06/30/30(a)(g)	8,500	8,851,475
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	31,700	27,559,187
MEG Energy Corp. 6.50%, 01/15/25 (Call 01/15/21)(a)	14,759	15,183,321
7.00%, 03/31/24 (Call 09/30/20)(a)	15,125	15,005,472
7.13%, 02/01/27 (Call 02/01/23)(a)	36,602	34,819,153
Moss Creek Resources Holdings Inc. 7.50%, 01/15/26 (Call 01/15/21)(a)	21,820	14,714,863
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	13,533	9,524,856

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Murphy Oil Corp. 4.95%, 12/01/22 (Call 09/01/22)	$161	$160,598
5.75%, 08/15/25 (Call 08/15/21)	15,971	15,372,088
5.88%, 12/01/27 (Call 12/01/22)	15,272	14,568,057
6.88%, 08/15/24 (Call 08/15/21)	19,797	19,975,173
Nabors Industries Inc. 5.00%, 09/15/20(b)	454	449,460
5.50%, 01/15/23 (Call 11/15/22)(b)	1,748	1,040,060
5.75%, 02/01/25 (Call 11/01/24)	9,783	2,812,613
Nabors Industries Ltd. 7.25%, 01/15/26 (Call 07/15/22)(a)	15,682	7,331,335
7.50%, 01/15/28 (Call 01/15/23)(a)(b)	14,867	6,527,964
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)	4,995	899,100
6.88%, 03/15/22 (Call 10/01/20)	13,961	2,617,688
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	1,740	1,691,908
2.70%, 08/15/22	15,978	15,758,303
2.70%, 02/15/23 (Call 08/15/22)(b)	17,000	16,362,500
2.90%, 08/15/24 (Call 06/15/24)(b)	54,084	49,730,860
3.00%, 02/15/27 (Call 11/15/26)	14,537	12,453,364
3.20%, 08/15/26 (Call 06/15/26)(b)	21,870	19,221,106
3.40%, 04/15/26 (Call 01/15/26)	29,937	26,558,011
3.50%, 06/15/25 (Call 03/15/25)	17,828	16,085,313
3.50%, 08/15/29 (Call 05/15/29)	23,345	20,256,690
5.55%, 03/15/26 (Call 12/15/25)	25,242	24,911,913
5.88%, 09/01/25 (Call 06/01/25)	19,220	19,316,100
6.38%, 09/01/28 (Call 03/01/28)(b)	19,875	20,077,924
6.63%, 09/01/30 (Call 03/01/30)(b)	15,065	15,592,275
6.95%, 07/01/24	10,674	11,032,693
7.50%, 05/01/31	21,955	23,256,618
7.88%, 09/15/31	8,866	9,468,888
8.00%, 07/15/25 (Call 04/15/25)(b)	24,385	26,518,687
8.50%, 07/15/27 (Call 01/15/27)	38,430	42,377,095
8.88%, 07/15/30 (Call 01/15/30)	45,510	51,653,850
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)(b)	11,420	2,372,029
Parkland Corp. 5.88%, 07/15/27 (Call 07/15/22)(a)	15,195	16,353,619
6.00%, 04/01/26 (Call 04/01/21)(a)	18,873	19,863,300
Parsley Energy LLC/Parsley Finance Corp. 4.13%, 02/15/28 (Call 02/15/23)(a)	9,005	8,700,518
5.25%, 08/15/25 (Call 08/15/21)(a)	15,229	15,640,031
5.38%, 01/15/25 (Call 01/15/21)(a)	23,106	23,524,796
5.63%, 10/15/27 (Call 10/15/22)(a)	21,130	21,697,869
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 02/15/23)(a)(b)	29,801	25,166,944
7.25%, 06/15/25 (Call 06/15/21)	21,732	20,720,375
9.25%, 05/15/25 (Call 05/15/22)(a)	28,604	31,407,787
PDC Energy Inc. 5.75%, 05/15/26 (Call 05/15/21)	18,683	19,112,709
6.13%, 09/15/24 (Call 09/15/20)	13,041	13,340,073
Puma International Financing SA 5.00%, 01/24/26 (Call 01/24/21)(a)	10,170	8,869,087
5.13%, 10/06/24 (Call 10/06/20)(a)	9,356	8,350,230
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)(b)	23,579	19,334,780
5.38%, 10/01/22 (Call 07/01/22)	17,643	15,437,625
5.63%, 03/01/26 (Call 12/01/25)	10,643	6,838,128
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)(b)	20,791	19,358,731

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 08/15/22 (Call 05/15/22)(b)	$14,463	$14,449,441
5.00%, 03/15/23 (Call 12/15/22)(b)	25,010	24,859,840
9.25%, 02/01/26 (Call 02/01/22)(a)	17,857	18,803,421
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)	19,715	18,959,259
6.75%, 05/01/23 (Call 05/01/21)(a)	12,093	12,226,886
6.88%, 06/30/23 (Call 06/30/21)(a)	13,014	13,173,031
SM Energy Co. 6.75%, 09/15/26 (Call 09/15/21)	5,000	2,456,250
10.00%, 01/15/25 (Call 06/17/22)(a)	28,082	27,727,605
Southwestern Energy Co. 6.45%, 01/23/25 (Call 10/23/24)(b)	26,922	26,935,461
7.50%, 04/01/26 (Call 04/01/21)(b)	21,230	21,403,260
7.75%, 10/01/27 (Call 10/01/22)(b)	10,541	10,795,565
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/21)	32,565	33,053,475
5.50%, 02/15/26 (Call 02/15/21)	26,028	26,743,770
5.88%, 03/15/28 (Call 03/15/23)	9,563	9,988,022
6.00%, 04/15/27 (Call 04/15/22)	17,788	18,935,148
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	21,411	16,754,112
Transocean Inc. 7.25%, 11/01/25 (Call 11/01/21)(a)	21,480	6,723,240
7.50%, 01/15/26 (Call 01/15/21)(a)	18,312	5,402,040
8.00%, 02/01/27 (Call 02/01/23)(a)	20,451	6,084,173
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	18,889	16,900,422
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	20,174	16,626,739
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	20,239	16,191,200
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)(h)	10,250	2,306,250
6.25%, 04/01/23 (Call 01/01/23)(h)	5,295	1,191,375
6.63%, 01/15/26 (Call 10/15/25)(h)	15,763	3,704,305
WPX Energy Inc. 4.50%, 01/15/30 (Call 01/15/25)	25,011	23,822,978
5.25%, 09/15/24 (Call 06/15/24)	18,827	19,279,789
5.25%, 10/15/27 (Call 09/30/22)	18,690	18,590,943
5.75%, 06/01/26 (Call 06/01/21)	14,812	15,103,796
5.88%, 06/15/28 (Call 06/15/23)	10,101	10,252,515
8.25%, 08/01/23 (Call 06/01/23)	9,414	10,580,395

		2,279,663,257

Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/28 (Call 04/01/23)(a)	13,550	13,587,263
6.88%, 04/01/27 (Call 04/01/22)(a)	16,411	16,903,330
SESI LLC 7.13%, 12/15/21 (Call 10/01/20)(a)(b)	14,774	5,263,238
7.75%, 09/15/24 (Call 09/15/20)(b)	3,385	1,128,051
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	8,323	7,456,293
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/21)	21,443	22,157,266
6.88%, 09/01/27 (Call 09/01/22)	22,928	23,730,480
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	59,261	39,607,421

		129,833,342

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.13%, 08/15/26 (Call 08/15/22)(a)(b)	$32,992	$34,417,254
5.25%, 04/30/25 (Call 04/30/22)(a)	27,350	28,984,162
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	56,992	59,085,316
6.00%, 02/15/25 (Call 02/15/21)(a)(b)	18,415	19,197,637
Ball Corp. 2.88%, 08/15/30 (Call 05/15/30)	17,685	17,662,894
4.00%, 11/15/23	32,188	34,199,750
4.88%, 03/15/26 (Call 12/15/25)(b)	22,006	24,657,417
5.00%, 03/15/22(b)	26,208	27,809,964
5.25%, 07/01/25(b)	29,563	33,589,481
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)(b)	13,664	13,894,922
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	39,933	42,220,003
5.13%, 07/15/23 (Call 07/15/21)(b)	17,567	17,774,962
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	15,002	15,840,912
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	33,721	35,349,094
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	10,656	11,328,607
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(b)	27,936	29,030,513
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 01/15/21)(a)(b)	20,271	20,542,678
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	15,551	16,257,863
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	14,078	14,297,969
LABL Escrow Issuer LLC 6.75%, 07/15/26 (Call 07/15/22)(a)(b)	18,682	20,036,445
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	21,546	23,646,735
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/24 (Call 04/15/21)(a)(b)	43,634	44,466,262
7.25%, 04/15/25 (Call 04/15/21)(a)(b)	40,095	39,000,005
Owens-Brockway Glass Container Inc. 5.88%, 08/15/23(a)(b)	21,201	22,509,102
6.63%, 05/13/27 (Call 05/15/23)(a)	20,866	23,004,765
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/21)(a)(b)	47,150	47,756,910
7.00%, 07/15/24 (Call 07/15/21)(a)(b)	21,800	22,331,266
Sealed Air Corp. 4.00%, 12/01/27 (Call 09/01/27)(a)(b)	12,052	12,817,383
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	14,460	15,173,141
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	12,844	14,076,529
5.25%, 04/01/23 (Call 01/01/23)(a)	16,022	17,146,744
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	12,630	14,240,325
Trivium Packaging Finance BV 5.50%, 08/15/26 (Call 08/15/22)(a)(b)	31,615	33,285,957
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	22,122	24,239,465

		869,872,432

Pharmaceuticals — 3.4%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 01/17/22)(a)(b)	51,536	56,605,854
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	45,024	49,781,236
Bausch Health Companies Inc. 5.00%, 01/30/28 (Call 01/30/23)(a)	36,537	36,081,110
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	38,740	38,545,525
5.50%, 03/01/23 (Call 10/01/20)(a)(b)	2,360	2,354,100
5.50%, 11/01/25 (Call 11/01/20)(a)	53,504	55,226,829

Security	Par (000)	Value

Pharmaceuticals (continued)
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	$14,334	$15,400,020
5.88%, 05/15/23 (Call 10/01/20)(a)	318	317,205
6.13%, 04/15/25 (Call 04/15/21)(a)(b)	96,927	99,713,651
6.25%, 02/15/29 (Call 02/15/24)(a)	44,523	46,526,535
7.00%, 03/15/24 (Call 03/15/21)(a)(b)	57,445	59,527,381
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	21,516	22,900,757
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	20,705	22,537,910
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	42,948	46,931,427
Elanco Animal Health Inc. 4.91%, 08/27/21(b)	4,144	4,273,500
5.27%, 08/28/23 (Call 07/28/23)(b)	25,204	27,749,604
5.90%, 08/28/28 (Call 05/28/28)(b)	22,633	26,909,053
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 06/30/28 (Call 06/30/23)(a)	36,838	28,531,031
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	28,918	31,263,018
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	22,258	24,532,489
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)(b)	9,510	9,960,240
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.63%, 10/15/23 (Call 10/15/20)(a)(b)	6,694	1,372,270
5.75%, 08/01/22 (Call 10/01/20)(a)	9,123	1,951,796
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	59,958	63,895,244
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21	10,713	10,726,391
2.80%, 07/21/23	89,965	86,364,277
3.15%, 10/01/26(b)	103,023	94,523,602
6.00%, 04/15/24 (Call 01/15/24)	36,545	38,308,241
6.75%, 03/01/28 (Call 12/01/27)(b)	34,538	37,695,526
7.13%, 01/31/25 (Call 10/31/24)(a)(b)	29,267	31,673,040

		1,072,178,862

Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 09/15/24 (Call 09/15/20)	19,468	17,870,738
5.75%, 03/01/27 (Call 03/01/22)(a)	19,114	17,202,600
5.75%, 01/15/28 (Call 01/15/23)(a)	19,054	16,804,329
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	26,452	26,481,891
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	20,224	19,906,137
4.13%, 03/01/25 (Call 02/01/25)(a)	17,946	17,934,784
4.13%, 12/01/27 (Call 09/01/27)	11,213	11,188,972
4.15%, 07/01/23 (Call 04/01/23)	18,200	18,251,792
4.50%, 03/01/28 (Call 12/01/27)(a)	14,013	14,197,893
6.38%, 01/22/78 (Call 01/22/23)(c)	10,145	7,160,295
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 10/01/20)	41,766	42,705,735
5.63%, 10/01/26 (Call 10/01/21)	29,236	30,644,883
Series WI, 4.50%, 10/01/29 (Call 10/01/24)	47,140	49,143,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63%, 05/01/27 (Call 05/01/22)(a)	15,886	14,533,209
5.75%, 04/01/25 (Call 04/01/21)(b)	13,717	13,020,362
6.25%, 04/01/23 (Call 04/01/21)	27,379	26,831,420
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	14,811	14,965,282
4.75%, 09/30/21 (Call 06/30/21)(a)	13,417	13,588,487

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.13%, 05/15/29 (Call 02/15/29)	$17,945	$18,823,024
5.38%, 07/15/25 (Call 04/15/25)	28,776	30,862,260
5.63%, 07/15/27 (Call 04/15/27)	14,448	15,603,840
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	15,345	11,969,100
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	22,200	19,785,750
4.40%, 04/01/24 (Call 01/01/24)	15,950	14,711,111
4.85%, 07/15/26 (Call 04/15/26)	14,408	12,470,556
EQM Midstream Partners LP 4.00%, 08/01/24 (Call 05/01/24)	17,780	17,796,669
4.13%, 12/01/26 (Call 09/01/26)	16,867	16,543,251
4.75%, 07/15/23 (Call 06/15/23)	38,373	39,265,172
6.00%, 07/01/25 (Call 04/01/25)(a)	19,074	20,242,282
6.50%, 07/01/27 (Call 01/01/27)(a)	24,673	26,998,943
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	26,567	27,413,823
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 05/15/21)	16,500	15,329,563
6.25%, 05/15/26 (Call 02/15/21)	12,379	10,476,920
6.50%, 10/01/25 (Call 10/01/20)	15,350	13,234,770
7.75%, 02/01/28 (Call 02/01/23)	21,650	19,268,500
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	344	345,720
Hess Midstream Operations LP 5.13%, 06/15/28 (Call 06/15/23)(a)	16,834	17,254,850
5.63%, 02/15/26 (Call 02/15/21)(a)	27,543	28,610,291
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	5,095	5,169,897
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23 (Call 11/01/20)	22,890	16,528,487
7.50%, 04/15/26 (Call 04/15/22)	9,728	6,469,120
NuStar Logistics LP 5.63%, 04/28/27 (Call 01/28/27)	13,335	13,376,672
6.00%, 06/01/26 (Call 03/01/26)	19,482	20,279,544
Rockies Express Pipeline LLC 3.60%, 05/15/25 (Call 04/15/25)(a)	5,685	5,589,917
4.95%, 07/15/29 (Call 04/15/29)(a)	8,120	8,111,764
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(a)	17,561	17,192,707
5.50%, 09/15/24 (Call 09/15/20)(a)	22,558	22,022,247
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	21,278	19,419,501
6.00%, 03/01/27 (Call 03/01/23)(a)	11,547	10,796,445
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/15/21)	17,488	17,547,814
4.88%, 02/01/31 (Call 02/01/26)(a)	11,745	11,878,658
5.00%, 01/15/28 (Call 01/15/23)	23,709	24,242,452
5.13%, 02/01/25 (Call 02/01/21)	14,865	15,196,366
5.25%, 05/01/23 (Call 11/01/20)	19,076	19,111,767
5.38%, 02/01/27 (Call 02/01/22)(b)	11,918	12,358,541
5.50%, 03/01/30 (Call 03/01/25)(a)	27,729	29,184,772
5.88%, 04/15/26 (Call 04/15/21)	26,952	28,360,552
6.50%, 07/15/27 (Call 07/15/22)	18,388	19,844,896
6.75%, 03/15/24 (Call 09/15/20)	17,305	17,621,682
6.88%, 01/15/29 (Call 01/15/24)	21,580	23,845,900
Western Midstream Operating LP 3.95%, 06/01/25 (Call 03/01/25)	13,388	13,375,415
4.00%, 07/01/22 (Call 04/01/22)	9,116	9,297,181
4.10%, 02/01/25 (Call 01/01/25)	18,433	18,367,133
4.50%, 03/01/28 (Call 12/01/27)	8,837	8,919,234

Security	Par (000)	Value

Pipelines (continued)
4.65%, 07/01/26 (Call 04/01/26)	$11,740	$11,945,450
4.75%, 08/15/28 (Call 05/15/28)	14,720	14,897,866
5.05%, 02/01/30 (Call 11/01/29)	15,976	16,335,565

		1,206,726,199

Real Estate — 0.4%
Howard Hughes Corp. (The) 5.38%, 03/15/25 (Call 03/15/21)(a)(b)	33,308	33,723,684
5.38%, 08/01/28 (Call 08/01/23)(a)	8,440	8,566,600
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)(b)	37,545	38,014,312
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)	21,367	21,013,554
7.63%, 06/15/25 (Call 06/15/22)(a)	8,912	9,367,849
9.38%, 04/01/27 (Call 04/01/22)(a)	17,542	18,264,390

		128,950,389

Real Estate Investment Trusts — 3.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	28,946	23,439,747
Diversified Healthcare Trust 4.75%, 02/15/28 (Call 08/15/27)(b)	15,102	14,057,093
9.75%, 06/15/25 (Call 06/15/22)	31,391	35,118,681
ESH Hospitality Inc. 4.63%, 10/01/27 (Call 10/01/22)(a)	22,394	22,421,545
5.25%, 05/01/25 (Call 05/01/21)(a)(b)	41,001	41,696,812
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 07/15/24 (Call 07/15/21)(a)	870	911,064
6.00%, 04/15/25 (Call 04/15/22)(a)	2,000	2,145,000
Iron Mountain Inc. 4.50%, 02/15/31 (Call 02/15/26)(a)	14,740	15,128,694
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	35,368	36,738,510
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	36,634	38,007,775
5.00%, 07/15/28 (Call 07/15/23)(a)	17,700	18,384,855
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	30,233	31,811,163
5.25%, 07/15/30 (Call 07/15/25)(a)	32,711	34,715,857
5.63%, 07/15/32 (Call 07/15/26)(a)	14,625	15,699,959
iStar Inc. 4.25%, 08/01/25 (Call 05/01/25)	16,589	16,106,882
4.75%, 10/01/24 (Call 07/01/24)	23,861	23,719,822
5.25%, 09/15/22 (Call 09/15/20)	11,471	11,625,801
5.50%, 02/15/26 (Call 02/15/22)	10,625	10,507,700
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/27 (Call 02/01/23)(a)	21,815	20,015,263
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	17,765	17,569,182
5.25%, 10/01/25 (Call 10/01/20)(a)	10,745	10,227,151
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)(b)	14,977	15,719,043
4.63%, 06/15/25 (Call 03/15/25)(a)	20,726	21,785,237
5.63%, 05/01/24 (Call 02/01/24)(b)	35,159	38,015,669
5.75%, 02/01/27 (Call 11/01/26)(b)	23,475	25,900,334
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 08/01/29 (Call 08/01/24)(b)	25,615	27,387,046
5.00%, 10/15/27 (Call 09/07/22)(b)	43,398	45,799,112
5.25%, 08/01/26 (Call 08/01/21)(b)	15,103	15,858,150
6.38%, 03/01/24 (Call 03/01/21)(b)	16,927	17,413,651

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27 (Call 10/15/22)(b)	$20,468	$18,728,220
5.00%, 04/15/23 (Call 04/15/21)(b)	12,132	11,954,630
SBA Communications Corp. 3.88%, 02/15/27 (Call 02/15/23)(a)	44,556	46,114,079
4.00%, 10/01/22 (Call 10/01/20)(b)	24,849	25,097,490
4.88%, 09/01/24 (Call 09/01/20)(b)	34,258	35,157,273
Service Properties Trust 4.35%, 10/01/24 (Call 09/01/24)	3,270	3,064,611
4.38%, 02/15/30 (Call 08/15/29)(b)	2,000	1,719,818
4.50%, 06/15/23 (Call 12/15/22)	700	686,973
4.75%, 10/01/26 (Call 08/01/26)	2,500	2,300,000
4.95%, 02/15/27 (Call 08/15/26)	3,000	2,758,526
4.95%, 10/01/29 (Call 07/01/29)	6,484	5,777,568
5.00%, 08/15/22 (Call 02/15/22)	1,200	1,198,500
7.50%, 09/15/25 (Call 06/15/25)	25,523	27,724,359
Starwood Property Trust Inc. 4.75%, 03/15/25 (Call 09/15/24)(b)	16,054	15,532,245
5.00%, 12/15/21 (Call 09/15/21)(b)	20,305	20,609,800
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 12/15/20)(a)(b)	14,405	13,864,813
7.88%, 02/15/25 (Call 02/15/22)(a)	69,804	73,718,008
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 04/15/21)(a)	15,707	15,808,739
8.25%, 10/15/23 (Call 04/15/21)(b)	34,830	34,372,856
VICI Properties LP/VICI Note Co. Inc. 3.50%, 02/15/25 (Call 02/15/22)(a)	20,723	20,731,635
3.75%, 02/15/27 (Call 02/15/23)(a)	20,354	20,243,749
4.13%, 08/15/30 (Call 02/15/25)(a)	30,881	30,919,601
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	36,328	37,160,710
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	31,295	32,514,181

		1,145,685,182

Retail — 3.8%
1011778 BC ULC/New Red Finance Inc. 3.88%, 01/15/28 (Call 09/15/22)(a)(b)	21,412	21,841,726
4.25%, 05/15/24 (Call 05/15/21)(a)	40,703	41,354,883
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	24,707	25,338,041
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	82,851	85,257,822
5.75%, 04/15/25 (Call 04/15/22)(a)	14,111	15,021,960
Asbury Automotive Group Inc. 4.50%, 03/01/28 (Call 03/01/23)(a)	3,292	3,362,543
4.75%, 03/01/30 (Call 03/01/25)(a)	3,780	3,917,441
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	39,097	38,803,772
eG Global Finance PLC 6.75%, 02/07/25 (Call 05/15/21)(a)(b)	23,365	23,785,570
8.50%, 10/30/25 (Call 10/30/21)(a)	20,534	21,962,579
Ferrellgas LP/Ferrellgas Finance Corp. 6.75%, 01/15/22 (Call 10/01/20)(b)	6,125	5,378,091
6.75%, 06/15/23 (Call 06/15/21)(b)	6,912	6,021,000
10.00%, 04/15/25 (Call 04/15/22)(a)	12,210	13,339,425
Gap Inc. (The) 8.38%, 05/15/23(a)	16,255	18,124,325
8.63%, 05/15/25 (Call 05/15/22)(a)(b)	20,310	22,417,162
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	30,470	34,685,010
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/20)(a)(b)	43,210	36,728,500
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	16,389	12,168,833

Security	Par (000)	Value

Retail (continued)
IRB Holding Corp. 6.75%, 02/15/26 (Call 02/15/21)(a)	$15,750	$16,013,320
7.00%, 06/15/25 (Call 06/15/22)(a)	22,518	24,073,149
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	22,352	23,513,061
5.00%, 06/01/24 (Call 06/01/21)(a)(b)	32,658	33,695,871
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	29,417	30,715,761
L Brands Inc. 5.25%, 02/01/28(b)	14,157	13,636,645
5.63%, 02/15/22(b)	30,061	31,016,038
5.63%, 10/15/23(b)	22,034	22,975,072
6.88%, 07/01/25 (Call 07/01/22)(a)	12,327	13,310,078
7.50%, 06/15/29 (Call 06/15/24)	15,755	16,779,075
9.38%, 07/01/25(a)	13,764	16,032,307
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	18,340	19,153,265
Macy’s Retail Holdings Inc., 3.88%, 01/15/22 (Call 10/15/21)	4,972	4,642,605
Macy’s Retail Holdings LLC 2.88%, 02/15/23 (Call 11/15/22)	18,464	15,314,042
3.63%, 06/01/24 (Call 03/01/24)(b)	18,337	13,821,514
Penske Automotive Group Inc. 3.50%, 09/01/25 (Call 09/01/22)	4,010	4,038,952
5.50%, 05/15/26 (Call 05/15/21)(b)	17,599	18,280,169
5.75%, 10/01/22 (Call 10/01/20)(b)	17,774	17,809,713
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/21)(a)	34,082	34,997,804
7.13%, 03/15/23 (Call 03/15/21)(a)	54,829	55,308,754
8.88%, 06/01/25 (Call 06/01/21)(a)(b)	22,008	22,844,304
QVC Inc. 4.38%, 03/15/23(b)	24,788	25,843,473
4.38%, 09/01/28 (Call 06/01/28)	12,905	13,435,396
4.45%, 02/15/25 (Call 11/15/24)	17,303	17,980,701
4.75%, 02/15/27 (Call 11/15/26)(b)	17,987	19,136,549
4.85%, 04/01/24(b)	15,992	16,960,603
Rite Aid Corp. 7.50%, 07/01/25 (Call 07/01/22)(a)	15,979	15,964,473
8.00%, 11/15/26 (Call 01/15/23)(a)	27,557	28,108,140
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	23,564	24,161,515
Staples Inc. 7.50%, 04/15/26 (Call 04/15/22)(a)	62,898	55,714,080
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	26,697	18,586,660
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)(b)	18,436	18,662,610
Yum! Brands Inc. 4.75%, 01/15/30 (Call 10/15/29)(a)(b)	23,449	25,758,726
7.75%, 04/01/25 (Call 04/01/22)(a)	20,529	22,977,494

		1,180,770,602

Semiconductors — 0.4%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	40,240	42,050,800
Qorvo Inc. 4.38%, 10/15/29 (Call 10/15/24)	21,148	22,594,373
5.50%, 07/15/26 (Call 07/15/21)(b)	34,093	36,167,559
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	25,720	26,893,768

		127,706,500

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.0%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	$9,000	$9,115,380
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	13,272	14,417,374
CDK Global Inc. 4.88%, 06/01/27 (Call 06/01/22)	20,463	21,586,828
5.00%, 10/15/24 (Call 07/15/24)(b)	15,007	16,793,517
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	15,541	16,905,500
5.88%, 06/15/26 (Call 06/15/21)	17,605	18,551,269
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(a)(b)	42,061	42,788,235
Dun & Bradstreet Corp./The 6.88%, 08/15/26 (Call 02/15/22)(a)(b)	22,271	24,149,534
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	15,990	18,313,347
MSCI Inc. 3.63%, 09/01/30 (Call 03/01/25)(a)	10,134	10,613,338
3.88%, 02/15/31 (Call 06/01/25)(a)	31,673	33,502,996
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	30,454	32,167,038
4.75%, 08/01/26 (Call 08/01/21)(a)	18,276	18,932,794
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	15,502	16,705,265
Open Text Corp. 3.88%, 02/15/28 (Call 02/15/23)(a)	25,302	26,022,095
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	28,149	29,556,655
Open Text Holdings Inc., 4.13%, 02/15/30
(Call 02/15/25)(a)(b)	28,265	29,209,817
PTC Inc. 3.63%, 02/15/25 (Call 02/15/22)(a)	14,638	14,988,112
4.00%, 02/15/28 (Call 02/15/23)(a)	17,196	17,846,009
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)(b)	38,777	40,819,772
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)(b)	65,710	68,962,178
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	63,771	68,384,832
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 02/01/23 (Call 02/01/21)(a)	14,019	14,027,762
7.50%, 09/01/25 (Call 09/01/21)(a)	11,820	12,266,914
10.50%, 02/01/24 (Call 02/01/21)(a)(b)	25,427	25,395,216

		642,021,777

Telecommunications — 7.8%
Altice France Holding SA 6.00%, 02/15/28 (Call 02/15/23)(a)	34,520	34,433,700
10.50%, 05/15/27 (Call 05/15/22)(a)	46,960	53,639,713
Altice France SA/France 5.50%, 01/15/28 (Call 09/15/22)(a)	38,181	40,090,050
7.38%, 05/01/26 (Call 05/01/21)(a)(b)	149,220	158,546,250
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	51,097	56,973,155
CenturyLink Inc. 4.00%, 02/15/27 (Call 02/15/23)(a)	34,059	34,597,970
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	37,171	38,601,340
5.63%, 04/01/25 (Call 01/01/25)	13,949	15,026,002
Series T, 5.80%, 03/15/22	41,798	43,594,060
Series W, 6.75%, 12/01/23(b)	23,183	25,630,608
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	33,938	38,474,886
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)	18,916	19,578,060
CommScope Inc. 5.50%, 03/01/24 (Call 03/01/21)(a)	38,704	40,058,640
6.00%, 03/01/26 (Call 03/01/22)(a)	47,321	50,181,114
7.13%, 07/01/28 (Call 07/01/23)(a)	12,880	13,698,397
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	35,165	38,064,354

Security	Par (000)	Value

Telecommunications (continued)
CommScope Technologies LLC 5.00%, 03/15/27 (Call 03/15/22)(a)(b)	$26,481	$26,481,000
6.00%, 06/15/25 (Call 06/15/21)(a)(b)	47,148	48,336,601
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	61,907	63,841,594
Frontier Communications Corp. 8.00%, 04/01/27 (Call 04/01/22)(a)(b)	30,586	30,738,930
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	28,954	29,315,925
Hughes Satellite Systems Corp. 5.25%, 08/01/26(b)	20,855	22,836,225
6.63%, 08/01/26(b)	23,394	26,376,735
7.63%, 06/15/21	6,046	6,289,956
Intelsat Jackson Holdings SA 8.00%, 02/15/24 (Call 02/15/21)(a)(b)	25,560	26,071,200
9.50%, 09/30/22(a)	7,646	8,315,025
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	34,385	30,409,234
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(c)	19,808	21,541,200
Level 3 Financing Inc. 3.63%, 01/15/29 (Call 01/15/24)(a)	19,980	20,031,948
4.25%, 07/01/28 (Call 07/01/23)(a)	35,884	36,960,520
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	33,025	34,493,064
5.13%, 05/01/23 (Call 09/11/20)(b)	19,584	19,594,078
5.25%, 03/15/26 (Call 03/15/21)(b)	28,155	29,362,850
5.38%, 01/15/24 (Call 01/15/21)(b)	28,394	28,819,910
5.38%, 05/01/25 (Call 05/01/21)(b)	22,997	23,692,938
5.63%, 02/01/23 (Call 09/11/20)	3,108	3,108,000
Nokia OYJ 3.38%, 06/12/22(b)	18,336	18,804,424
4.38%, 06/12/27(b)	15,605	17,079,673
Qwest Corp., 6.75%, 12/01/21	27,090	28,712,149
Sprint Communications Inc. 6.00%, 11/15/22	69,952	75,985,360
11.50%, 11/15/21	28,583	31,780,723
Sprint Corp. 7.13%, 06/15/24	76,850	89,238,927
7.25%, 09/15/21	45,437	47,940,579
7.63%, 02/15/25 (Call 11/15/24)(b)	43,125	51,611,461
7.63%, 03/01/26 (Call 11/01/25)(b)	44,437	54,820,669
7.88%, 09/15/23	126,093	146,740,729
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	47,139	51,828,953
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	33,554	35,019,250
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	15,974	16,571,268
4.50%, 02/01/26 (Call 02/01/21)	32,883	33,951,204
4.75%, 02/01/28 (Call 02/01/23)	44,226	47,667,225
5.13%, 04/15/25 (Call 04/15/21)	17,027	17,475,832
5.38%, 04/15/27 (Call 04/15/22)	16,374	17,591,816
6.00%, 03/01/23 (Call 09/01/20)	41,379	41,401,572
6.00%, 04/15/24 (Call 04/15/21)	31,817	32,362,025
6.38%, 03/01/25 (Call 09/01/20)(b)	51,224	52,325,828
6.50%, 01/15/26 (Call 01/15/21)	60,376	63,206,125
ViaSat Inc. 5.63%, 09/15/25 (Call 09/15/20)(a)(b)	24,848	24,910,120
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	18,797	19,901,230
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	9,728	10,058,557
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	59,266	71,120,006
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	29,705	29,742,131

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Zayo Group Holdings Inc. 4.00%, 03/01/27 (Call 03/01/21)(a)	$49,781	$49,089,875
6.13%, 03/01/28 (Call 03/01/23)(a)	29,364	30,324,203

		2,445,067,146

Toys, Games & Hobbies — 0.2%
Mattel Inc. 5.88%, 12/15/27 (Call 12/15/22)(a)(b)	20,066	21,823,782
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	44,684	47,420,895

		69,244,677

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)(b)	8,653	3,659,334
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/20)(a)(b)	18,896	19,249,355
6.25%, 05/01/25 (Call 05/01/22)(a)	35,853	38,242,351
6.50%, 06/15/22 (Call 10/01/20)(a)(b)	33,062	33,103,328
6.75%, 08/15/24 (Call 08/15/21)(a)	32,751	34,732,082

		128,986,450

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25)(a)(b)(c)	12,230	10,326,706
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/25 (Call 10/01/21)(a)(b)	12,479	12,104,630
6.75%, 03/15/22 (Call 03/15/21)(a)	22,526	22,413,370
9.75%, 08/01/27 (Call 08/01/23)(a)	13,744	14,609,927

		59,454,633

Total Corporate Bonds & Notes — 98.6% (Cost: $30,559,980,931)		30,883,966,811

Common Stocks

Media — 0.0%
AMC Entertainment Inc.(i)(j)	65	383,576

Total Common Stocks — 0.0% (Cost $0)		383,576

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(j)	672	1,625,947

Total Warrants — 0.0% (Cost $2,882,369)		1,625,947

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(k)(l)(m)	2,084,442	$2,086,526,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(k)(l)	20,820	20,820,000

		2,107,346,140

Total Short-Term Investments — 6.7% (Cost: $2,105,850,484)		2,107,346,140

Total Investments in Securities — 105.3% (Cost: $32,668,713,784)		32,993,322,474

Other Assets, Less Liabilities — (5.3)%		(1,672,976,512)

Net Assets — 100.0%		$31,320,345,962

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,093,745,759	$—	$(7,003,176	)(a)	$(247,502)	$31,059	$2,086,526,140	2,084,442	$7,381,795	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	256,613,000	—	(235,793,000	)(a)	—	—	20,820,000	20,820	406,389		—

					$(247,502)	$31,059	$2,107,346,140		$7,788,184		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$30,883,966,811	$—	$30,883,966,811
Common Stocks	—	—	383,576	383,576
Warrants	—	1,625,947	—	1,625,947
Money Market Funds	2,107,346,140	—	—	2,107,346,140

	$2,107,346,140	$30,885,592,758	$383,576	$32,993,322,474

See notes to financial statements.

23	2 0 2 0 I S H A R E S S E M I - A N N U A L RE P O R T TO SH A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)(a)	$19,305	$21,698,243
3.65%, 11/01/24 (Call 08/01/24)	18,347	20,314,086
		42,012,329

Aerospace & Defense — 2.3%
Boeing Co. (The) 2.70%, 02/01/27 (Call 12/01/26)(a)	17,556	17,002,638
2.95%, 02/01/30 (Call 11/01/29)(a)	12,423	12,166,193
3.20%, 03/01/29 (Call 12/01/28)	17,487	17,319,247
3.25%, 02/01/35 (Call 11/01/34)	11,696	10,898,238
3.60%, 05/01/34 (Call 02/01/34)	14,447	14,047,334
3.75%, 02/01/50 (Call 08/01/49)	20,354	18,235,603
3.90%, 05/01/49 (Call 11/01/48)	11,830	10,754,386
3.95%, 08/01/59 (Call 02/01/59)	15,086	14,096,004
4.88%, 05/01/25 (Call 04/01/25)	42,664	46,612,997
5.04%, 05/01/27 (Call 03/01/27)	25,369	28,284,537
5.15%, 05/01/30 (Call 02/01/30)	69,844	78,267,675
5.71%, 05/01/40 (Call 11/01/39)	43,349	49,923,643
5.81%, 05/01/50 (Call 11/01/49)	81,786	97,612,417
5.93%, 05/01/60 (Call 11/01/59)	49,773	60,673,158
General Dynamics Corp. 3.25%, 04/01/25 (Call 03/01/25)	7,417	8,239,968
3.50%, 05/15/25 (Call 03/15/25)(a)	12,705	14,258,649
3.50%, 04/01/27 (Call 02/01/27)	3,710	4,300,052
3.63%, 04/01/30 (Call 01/01/30)	18,550	22,011,120
3.75%, 05/15/28 (Call 02/15/28)(a)	14,937	17,464,418
4.25%, 04/01/40 (Call 10/01/39)	10,526	13,232,811
4.25%, 04/01/50 (Call 10/01/49)(a)	9,995	13,057,072
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	29,652	35,325,925
Lockheed Martin Corp. 2.80%, 06/15/50 (Call 12/15/49)	10,687	11,169,308
2.90%, 03/01/25 (Call 12/01/24)	4,549	4,972,890
3.55%, 01/15/26 (Call 10/15/25)(a)	21,952	25,058,476
3.80%, 03/01/45 (Call 09/01/44)	12,463	15,170,234
4.07%, 12/15/42	20,592	25,999,548
4.09%, 09/15/52 (Call 03/15/52)(a)	22,607	29,212,245
4.70%, 05/15/46 (Call 11/15/45)(a)	21,809	29,650,890
Northrop Grumman Corp. 2.93%, 01/15/25 (Call 11/15/24)	24,531	26,814,208
3.20%, 02/01/27 (Call 11/01/26)(a)	12,654	14,278,307
3.25%, 01/15/28 (Call 10/15/27)(a)	37,675	42,462,961
4.03%, 10/15/47 (Call 04/15/47)(a)	32,492	39,284,826
4.40%, 05/01/30 (Call 02/01/30)	13,320	16,478,460
4.75%, 06/01/43(a)	15,902	20,622,501
5.25%, 05/01/50 (Call 11/01/49)(a)	15,899	22,767,182
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)(a)	15,794	16,683,739
3.13%, 05/04/27 (Call 02/04/27)(a)	19,219	21,320,678
3.13%, 07/01/50 (Call 01/01/50)	11,961	12,792,086
3.20%, 03/15/24 (Call 01/15/24)(b)	4,394	4,739,265
3.50%, 03/15/27 (Call 12/15/26)(b)	27,764	31,442,075
3.75%, 11/01/46 (Call 05/01/46)(a)	13,222	15,193,216
3.95%, 08/16/25 (Call 06/16/25)(a)	22,620	25,837,458
4.13%, 11/16/28 (Call 08/16/28)(a)	45,348	54,048,431
4.15%, 05/15/45 (Call 11/16/44)	13,988	16,849,101
4.35%, 04/15/47 (Call 10/15/46)(b)	13,427	16,579,325
4.45%, 11/16/38 (Call 05/16/38)(a)	11,095	13,625,875

Security	Par (000)	Value

Aerospace & Defense (continued)
4.50%, 06/01/42	$53,851	$68,053,135
4.63%, 11/16/48 (Call 05/16/48)(a)	26,195	34,396,034
5.70%, 04/15/40(a)	15,252	21,277,496
6.13%, 07/15/38	17,104	24,879,908
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	0	158

		1,305,444,101

Agriculture — 1.5%
Altria Group Inc. 2.35%, 05/06/25 (Call 04/06/25)	5,362	5,693,742
3.40%, 05/06/30 (Call 02/06/30)	11,978	13,211,653
3.80%, 02/14/24 (Call 01/14/24)(a)	22,665	24,850,049
3.88%, 09/16/46 (Call 03/16/46)	23,011	23,764,659
4.00%, 01/31/24	23,768	26,307,416
4.25%, 08/09/42(a)	13,402	14,329,853
4.40%, 02/14/26 (Call 12/14/25)(a)	21,421	24,765,688
4.80%, 02/14/29 (Call 11/14/28)	44,612	53,328,868
5.38%, 01/31/44(a)	26,764	33,093,078
5.80%, 02/14/39 (Call 08/14/38)	31,365	39,931,964
5.95%, 02/14/49 (Call 08/14/48)	35,949	48,746,078
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	5,318	5,791,426
3.25%, 03/27/30 (Call 12/27/29)	15,710	18,055,489
BAT Capital Corp. 2.79%, 09/06/24 (Call 08/06/24)(a)	6,195	6,585,545
3.22%, 08/15/24 (Call 06/15/24)(a)	29,880	32,213,756
3.22%, 09/06/26 (Call 07/06/26)	15,235	16,508,349
3.56%, 08/15/27 (Call 05/15/27)	58,636	64,023,224
4.39%, 08/15/37 (Call 02/15/37)(a)	37,421	40,673,656
4.54%, 08/15/47 (Call 02/15/47)	36,692	39,661,752
4.70%, 04/02/27 (Call 02/02/27)	11,121	12,883,318
4.76%, 09/06/49 (Call 03/06/49)	20,058	22,384,808
4.91%, 04/02/30 (Call 01/02/30)	17,736	21,123,989
Philip Morris International Inc. 1.50%, 05/01/25 (Call 04/01/25)	3,681	3,801,180
2.10%, 05/01/30 (Call 02/01/30)	11,062	11,473,189
2.75%, 02/25/26 (Call 11/25/25)(a)	9,643	10,549,168
2.88%, 05/01/24 (Call 04/01/24)(a)	2,621	2,828,708
3.25%, 11/10/24(a)	8,748	9,655,215
3.38%, 08/11/25 (Call 05/11/25)(a)	13,732	15,340,242
3.38%, 08/15/29 (Call 05/15/29)(a)	16,844	19,202,106
3.88%, 08/21/42	13,609	15,557,803
4.13%, 03/04/43(a)	14,048	16,554,402
4.25%, 11/10/44(a)	17,784	21,590,996
4.38%, 11/15/41(a)	11,720	14,330,639
4.88%, 11/15/43(a)	12,859	16,618,468
6.38%, 05/16/38	20,557	30,846,050
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)(a)	38,051	43,238,325
5.70%, 08/15/35 (Call 02/15/35)	9,210	11,403,844
5.85%, 08/15/45 (Call 02/15/45)	32,760	40,626,115

		871,544,810

Airlines — 0.0%
Southwest Airlines Co. 5.13%, 06/15/27 (Call 04/15/27)	8,366	9,119,291
5.25%, 05/04/25 (Call 04/04/25)	13,794	15,056,151

		24,175,442

Apparel — 0.3%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)(a)	14,756	16,072,944

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
2.40%, 03/27/25 (Call 02/27/25)	$8,990	$9,687,541
2.75%, 03/27/27 (Call 01/27/27)(a)	12,353	13,698,697
2.85%, 03/27/30 (Call 12/27/29)	27,331	30,491,032
3.25%, 03/27/40 (Call 09/27/39)	16,986	19,055,032
3.38%, 03/27/50 (Call 09/27/49)	23,068	26,328,420
3.88%, 11/01/45 (Call 05/01/45)	11,650	14,099,830
VF Corp. 2.40%, 04/23/25 (Call 03/23/25)	12,881	13,691,764
2.95%, 04/23/30 (Call 01/23/30)	13,337	14,443,422

		157,568,682

Auto Manufacturers — 1.1%
American Honda Finance Corp. 1.20%, 07/08/25	9,782	9,868,264
2.15%, 09/10/24(a)	13,368	14,068,307
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	10,950	10,874,170
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	22,856	34,993,439
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)(a)	11,693	12,411,442
4.88%, 10/02/23	17,008	18,575,335
5.00%, 10/01/28 (Call 07/01/28)(a)	11,334	12,616,424
5.00%, 04/01/35(a)	11,682	12,697,860
5.15%, 04/01/38 (Call 10/01/37)	16,547	17,528,932
5.20%, 04/01/45	19,283	20,718,733
5.40%, 04/01/48 (Call 10/01/47)(a)	13,076	14,329,903
5.95%, 04/01/49 (Call 10/01/48)(a)	15,048	17,670,249
6.13%, 10/01/25 (Call 09/01/25)	14,736	17,274,061
6.25%, 10/02/43(a)	23,678	27,402,377
6.60%, 04/01/36 (Call 10/01/35)	17,012	20,223,782
6.75%, 04/01/46 (Call 10/01/45)(a)	11,814	14,300,197
6.80%, 10/01/27 (Call 08/01/27)	5,136	6,264,809
General Motors Financial Co. Inc. 2.70%, 08/20/27 (Call 06/20/27)	781	781,130
2.75%, 06/20/25 (Call 05/20/25)	19,237	19,870,455
2.90%, 02/26/25 (Call 01/26/25)(a)	17,804	18,452,206
3.50%, 11/07/24 (Call 09/07/24)(a)	13,507	14,253,487
3.60%, 06/21/30 (Call 03/21/30)	24,170	25,165,864
3.95%, 04/13/24 (Call 02/13/24)	12,901	13,803,398
4.00%, 01/15/25 (Call 10/15/24)	17,586	18,933,070
4.00%, 10/06/26 (Call 07/06/26)	14,518	15,618,790
4.30%, 07/13/25 (Call 04/13/25)(a)	16,151	17,657,756
4.35%, 04/09/25 (Call 02/09/25)(a)	15,611	17,081,397
4.35%, 01/17/27 (Call 10/17/26)	19,964	21,636,033
5.10%, 01/17/24 (Call 12/17/23)	12,308	13,518,916
5.25%, 03/01/26 (Call 12/01/25)	14,010	15,930,389
Toyota Motor Credit Corp. 1.80%, 02/13/25	22,049	23,062,343
2.15%, 02/13/30	17,431	18,488,994
3.00%, 04/01/25	19,842	21,794,685
3.20%, 01/11/27	12,762	14,322,818
3.38%, 04/01/30	12,803	14,928,288
3.45%, 09/20/23(a)	3,510	3,815,794

		590,934,097

Auto Parts & Equipment — 0.1%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	10,224	10,834,073
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	12,953	13,847,301

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc. 2.45%, 06/15/30 (Call 03/15/30)	$2,274	$2,408,820
3.63%, 06/15/24 (Call 03/15/24)(a)	1,180	1,303,829

		28,394,023

Banks — 23.3%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	12,454	14,361,081
Banco Santander SA 2.71%, 06/27/24	25,761	27,447,604
2.75%, 05/28/25	19,349	20,572,199
3.31%, 06/27/29	13,280	14,518,545
3.49%, 05/28/30	15,032	16,505,937
3.80%, 02/23/28	19,160	21,129,280
4.25%, 04/11/27	16,561	18,709,904
4.38%, 04/12/28(a)	17,727	20,312,093
Bank of America Corp. 1.32%, 06/19/26 (Call 06/19/25)(c)	42,406	42,888,025
1.90%, 07/23/31 (Call 07/23/30)(c)	27,416	27,560,482
2.02%, 02/13/26 (Call 02/13/25)(a)(c)	43,413	45,230,589
2.46%, 10/22/25 (Call 10/22/24)(c)	24,228	25,661,055
2.50%, 02/13/31 (Call 02/13/30)(a)(c)	59,155	62,335,084
2.59%, 04/29/31 (Call 04/29/30)(c)	45,523	48,500,031
2.68%, 06/19/41 (Call 06/19/40)(c)	63,885	65,254,132
2.88%, 10/22/30 (Call 10/22/29)(c)	31,100	33,848,920
3.09%, 10/01/25 (Call 10/01/24)(c)	25,637	27,842,989
3.19%, 07/23/30 (Call 07/23/29)(c)	38,198	42,414,440
3.25%, 10/21/27 (Call 10/21/26)(a)	22,543	25,090,905
3.37%, 01/23/26 (Call 01/23/25)(c)	36,259	39,870,331
3.42%, 12/20/28 (Call 12/20/27)(c)	84,392	94,295,005
3.46%, 03/15/25 (Call 03/15/24)(a)(c)	31,918	34,907,896
3.50%, 04/19/26(a)	36,114	40,950,452
3.56%, 04/23/27 (Call 04/23/26)(c)	44,271	49,772,083
3.59%, 07/21/28 (Call 07/21/27)(c)	30,740	34,626,784
3.71%, 04/24/28 (Call 04/24/27)(c)	29,167	33,019,398
3.82%, 01/20/28 (Call 01/20/27)(c)	38,403	43,630,923
3.88%, 08/01/25(a)	27,144	30,948,964
3.95%, 01/23/49 (Call 01/23/48)(a)(c)	16,280	19,906,368
3.97%, 03/05/29 (Call 03/05/28)(c)	34,455	39,686,630
3.97%, 02/07/30 (Call 02/07/29)(c)	42,419	49,581,813
4.00%, 04/01/24(a)	32,797	36,568,609
4.00%, 01/22/25(a)	36,392	40,604,803
4.08%, 04/23/40 (Call 04/23/39)(c)	21,612	26,036,556
4.08%, 03/20/51 (Call 03/20/50)(c)	77,495	96,645,921
4.13%, 01/22/24	34,264	38,256,732
4.20%, 08/26/24(a)	41,852	46,863,806
4.24%, 04/24/38 (Call 04/24/37)(c)	27,624	33,595,475
4.25%, 10/22/26(a)	24,586	28,481,573
4.27%, 07/23/29 (Call 07/23/28)(c)	45,075	53,305,983
4.33%, 03/15/50 (Call 03/15/49)(c)	36,404	46,788,343
4.44%, 01/20/48 (Call 01/20/47)(c)	26,911	34,786,841
4.45%, 03/03/26(a)	29,866	34,591,620
5.00%, 01/21/44(a)	27,589	37,851,611
5.88%, 02/07/42(a)	19,620	29,191,305
6.11%, 01/29/37(a)	25,847	36,758,942
7.75%, 05/14/38(a)	20,240	33,415,532
Series L, 3.95%, 04/21/25	36,054	40,402,736
Series L, 4.18%, 11/25/27 (Call 11/25/26)	25,336	29,221,116
Bank of America N.A., 6.00%, 10/15/36(a)	11,940	17,255,474
Bank of Montreal 1.85%, 05/01/25	24,902	26,134,298

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 06/28/24(a)	$23,054	$24,661,871
Series E, 3.30%, 02/05/24	18,101	19,750,539
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	22,217	23,147,612
2.10%, 10/24/24(a)	17,947	19,084,115
2.45%, 08/17/26 (Call 05/17/26)(a)	14,441	15,796,904
2.80%, 05/04/26 (Call 02/04/26)(a)	15,187	16,871,313
3.25%, 05/16/27 (Call 02/16/27)	12,417	14,092,952
3.30%, 08/23/29 (Call 05/23/29)	11,613	13,413,021
3.40%, 01/29/28 (Call 10/29/27)(a)	12,539	14,559,167
3.85%, 04/28/28(a)	1,332	1,607,293
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	10,065	11,092,683
Series G, 3.00%, 02/24/25 (Call 01/24/25)	11,993	13,203,915
Bank of Nova Scotia (The) 1.30%, 06/11/25	11,431	11,693,480
2.20%, 02/03/25	25,931	27,493,503
2.70%, 08/03/26(a)	22,999	25,416,954
3.40%, 02/11/24	13,942	15,222,874
4.50%, 12/16/25	16,521	19,187,546
Barclays PLC 2.65%, 06/24/31 (Call 06/24/30)(c)	17,227	17,517,177
2.85%, 05/07/26 (Call 05/07/25)(a)(c)	26,399	27,883,688
3.65%, 03/16/25	30,745	33,602,090
3.93%, 05/07/25 (Call 05/07/24)(a)(c)	31,890	34,640,873
4.34%, 01/10/28 (Call 01/10/27)	21,948	24,697,217
4.38%, 09/11/24(a)	19,909	21,600,156
4.38%, 01/12/26	41,769	47,515,759
4.84%, 05/09/28 (Call 05/07/27)	22,906	25,532,567
4.95%, 01/10/47(a)	22,541	30,169,170
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	28,696	34,067,768
5.20%, 05/12/26	34,093	38,758,855
5.25%, 08/17/45(a)	21,359	29,347,608
BNP Paribas SA, 4.25%, 10/15/24(a)	16,009	17,871,484
BPCE SA, 4.00%, 04/15/24(a)	24,439	27,251,484
Canadian Imperial Bank of Commerce 2.25%, 01/28/25	22,426	23,813,537
3.10%, 04/02/24(a)	19,590	21,210,322
3.50%, 09/13/23(a)	3,512	3,837,799
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	19,294	21,224,697
Citigroup Inc. 2.57%, 06/03/31 (Call 06/03/30)(c)	36,275	38,341,917
2.67%, 01/29/31 (Call 01/29/30)(a)(c)	37,131	39,529,889
2.98%, 11/05/30 (Call 11/05/29)(c)	36,924	40,023,781
3.11%, 04/08/26 (Call 04/08/25)(a)(c)	53,478	58,229,167
3.20%, 10/21/26 (Call 07/21/26)	44,518	49,494,249
3.30%, 04/27/25(a)	24,186	26,839,985
3.35%, 04/24/25 (Call 04/24/24)(a)(c)	37,572	40,853,640
3.40%, 05/01/26(a)	30,771	34,505,172
3.52%, 10/27/28 (Call 10/27/27)(c)	33,556	37,476,958
3.67%, 07/24/28 (Call 07/24/27)(a)(c)	38,141	43,172,355
3.70%, 01/12/26(a)	31,109	35,202,360
3.88%, 10/25/23	14,067	15,461,967
3.88%, 03/26/25	19,801	21,991,305
3.88%, 01/24/39 (Call 01/24/38)(a)(c)	17,040	20,127,817
3.89%, 01/10/28 (Call 01/10/27)(c)	43,396	49,404,914
3.98%, 03/20/30 (Call 03/20/29)(a)(c)	36,721	42,643,322
4.00%, 08/05/24(a)	12,694	14,066,640
4.08%, 04/23/29 (Call 04/23/28)(c)	30,332	35,253,921
4.13%, 07/25/28(a)	31,836	36,472,079
4.28%, 04/24/48 (Call 04/24/47)(a)(c)	11,491	14,826,217

Security	Par (000)	Value

Banks (continued)
4.30%, 11/20/26(a)	$16,060	$18,521,812
4.40%, 06/10/25(a)	41,399	47,188,493
4.41%, 03/31/31 (Call 03/31/30)(c)	58,959	71,518,930
4.45%, 09/29/27	58,181	67,631,008
4.60%, 03/09/26(a)	23,538	27,318,850
4.65%, 07/30/45(a)	16,178	21,097,641
4.65%, 07/23/48 (Call 06/23/48)(a)	37,149	49,804,539
4.75%, 05/18/46(a)	32,522	41,524,509
5.30%, 05/06/44(a)	11,758	15,765,839
5.32%, 03/26/41 (Call 03/26/40)(c)	12,147	16,940,830
5.50%, 09/13/25(a)	26,981	32,148,914
5.88%, 01/30/42(a)	14,762	21,855,445
6.63%, 06/15/32	17,241	24,115,178
6.68%, 09/13/43(a)	15,179	23,672,408
8.13%, 07/15/39(a)	30,054	52,760,966
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	8,454	9,005,406
Citizens Financial Group Inc. 3.25%, 04/30/30 (Call 01/30/30)	7,901	8,778,065
4.30%, 12/03/25 (Call 11/03/25)(a)	12,414	14,245,280
Cooperatieve Rabobank UA 3.75%, 07/21/26(a)	24,443	27,544,963
4.38%, 08/04/25(a)	23,096	26,324,867
4.63%, 12/01/23(a)	9,686	10,792,022
5.25%, 05/24/41(a)	23,417	34,528,964
5.25%, 08/04/45	19,088	26,759,624
5.75%, 12/01/43(a)	20,322	29,710,065
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25(a)	16,915	18,977,233
Credit Suisse AG/New York NY 2.95%, 04/09/25	24,790	27,208,371
3.63%, 09/09/24(a)	46,916	52,255,904
Credit Suisse Group Funding Guernsey Ltd. 3.75%, 03/26/25	38,355	42,401,456
4.55%, 04/17/26(a)	32,046	37,593,313
4.88%, 05/15/45(a)	29,305	39,694,692
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	11,338	12,096,096
Deutsche Bank AG/New York NY 3.70%, 05/30/24(a)	11,820	12,633,003
3.96%, 11/26/25 (Call 11/26/24)(c)	27,949	30,006,055
Discover Bank 2.45%, 09/12/24 (Call 08/12/24)	11,505	12,184,871
3.45%, 07/27/26 (Call 04/27/26)	16,776	18,363,541
4.65%, 09/13/28 (Call 06/13/28)	14,235	16,646,009
Fifth Third Bancorp 2.38%, 01/28/25 (Call 12/28/24)	21,630	22,978,289
2.55%, 05/05/27 (Call 04/05/27)	12,410	13,609,217
3.65%, 01/25/24 (Call 12/25/23)	19,324	21,138,812
4.30%, 01/16/24 (Call 12/16/23)(a)	1,449	1,600,768
8.25%, 03/01/38(a)	15,252	25,311,932
Fifth Third Bank NA 3.85%, 03/15/26 (Call 02/15/26)	12,405	14,217,554
3.95%, 07/28/25 (Call 06/28/25)	7,975	9,162,415
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)(a)	31,500	33,569,919
3.27%, 09/29/25 (Call 09/29/24)(a)(c)	36,765	40,073,953
3.50%, 01/23/25 (Call 10/23/24)(a)	38,768	42,625,901
3.50%, 04/01/25 (Call 03/01/25)(a)	45,634	50,622,326
3.50%, 11/16/26 (Call 11/16/25)(a)	43,995	49,057,478
3.63%, 02/20/24 (Call 01/20/24)	16,158	17,631,046
3.69%, 06/05/28 (Call 06/05/27)(a)(c)	36,451	41,299,530

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 05/22/25 (Call 02/22/25)	$34,831	$38,926,084
3.75%, 02/25/26 (Call 11/25/25)(a)	26,646	30,147,172
3.80%, 03/15/30 (Call 12/15/29)(a)	38,722	45,095,410
3.81%, 04/23/29 (Call 04/23/28)(c)	38,814	44,498,217
3.85%, 07/08/24 (Call 04/08/24)(a)	33,535	37,047,285
3.85%, 01/26/27 (Call 01/26/26)	46,093	52,474,539
4.00%, 03/03/24	42,698	47,254,171
4.02%, 10/31/38 (Call 10/31/37)(c)	35,621	41,872,781
4.22%, 05/01/29 (Call 05/01/28)(a)(c)	48,580	56,949,372
4.25%, 10/21/25(a)	31,883	36,335,914
4.41%, 04/23/39 (Call 04/23/38)(a)(c)	22,092	27,034,930
4.75%, 10/21/45 (Call 04/21/45)(a)	22,783	30,251,930
4.80%, 07/08/44 (Call 01/08/44)	22,949	30,140,409
5.15%, 05/22/45(a)	31,697	41,910,759
5.95%, 01/15/27	13,178	16,283,981
6.13%, 02/15/33	11,765	16,640,336
6.25%, 02/01/41	36,460	55,144,766
6.75%, 10/01/37(a)	87,356	127,392,452
HSBC Holdings PLC 1.65%, 04/18/26 (Call 04/18/25)(c)	11,000	11,090,522
2.10%, 06/04/26 (Call 06/04/25)(c)	23,840	24,383,128
2.36%, 08/18/31 (Call 08/18/30)(c)	500	506,408
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	31,847	33,409,105
2.85%, 06/04/31 (Call 06/04/30)(a)(c)	23,753	24,915,358
3.80%, 03/11/25 (Call 03/11/24)(c)	39,647	42,970,382
3.90%, 05/25/26(a)	41,603	46,912,862
3.97%, 05/22/30 (Call 05/22/29)(c)	45,408	51,448,354
4.04%, 03/13/28 (Call 03/13/27)(a)(c)	43,573	48,930,875
4.25%, 03/14/24(a)	23,190	25,317,877
4.25%, 08/18/25	27,511	30,478,427
4.29%, 09/12/26 (Call 09/12/25)(a)(c)	39,936	44,964,386
4.30%, 03/08/26(a)	45,779	52,594,175
4.38%, 11/23/26	24,214	27,425,517
4.58%, 06/19/29 (Call 06/19/28)(c)	46,678	54,537,016
4.95%, 03/31/30(a)	33,505	41,171,973
5.25%, 03/14/44(a)	17,928	23,167,191
6.10%, 01/14/42(a)	16,453	23,873,642
6.50%, 05/02/36(a)	31,951	43,751,281
6.50%, 09/15/37	34,208	47,471,553
6.80%, 06/01/38(a)	23,137	33,169,870
HSBC USA Inc., 3.50%, 06/23/24(a)	11,808	12,946,416
Huntington Bancshares Inc./OH 2.55%, 02/04/30 (Call 11/04/29)	14,311	15,014,894
2.63%, 08/06/24 (Call 07/06/24)	12,175	13,037,763
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	10,366	11,286,643
ING Groep NV 3.55%, 04/09/24(a)	17,142	18,750,197
3.95%, 03/29/27	23,123	26,698,489
4.05%, 04/09/29(a)	16,510	19,510,957
4.10%, 10/02/23	4,461	4,915,291
4.55%, 10/02/28(a)	19,266	23,475,912
JPMorgan Chase & Co. 2.01%, 03/13/26 (Call 03/13/25)(c)	27,485	28,709,432
2.08%, 04/22/26 (Call 04/22/25)(c)	47,512	49,870,287
2.18%, 06/01/28 (Call 06/01/27)(c)	16,969	17,744,906
2.30%, 10/15/25 (Call 10/15/24)(c)	34,579	36,490,863
2.52%, 04/22/31 (Call 04/22/30)(c)	42,395	45,373,986
2.74%, 10/15/30 (Call 10/15/29)(a)(c)	53,235	57,730,589
2.95%, 10/01/26 (Call 07/01/26)(a)	46,647	51,653,543

Security	Par (000)	Value

Banks (continued)
3.11%, 04/22/41 (Call 04/22/40)(c)	$20,834	$22,806,384
3.11%, 04/22/51 (Call 04/22/50)(c)	34,026	36,893,541
3.13%, 01/23/25 (Call 10/23/24)	37,756	41,212,358
3.20%, 06/15/26 (Call 03/15/26)	26,444	29,573,179
3.22%, 03/01/25 (Call 03/01/24)(c)	30,147	32,568,871
3.30%, 04/01/26 (Call 01/01/26)(a)	37,811	42,398,019
3.51%, 01/23/29 (Call 01/23/28)(c)	33,994	38,378,505
3.54%, 05/01/28 (Call 05/01/27)(c)	39,634	44,686,281
3.63%, 05/13/24(a)	20,272	22,392,332
3.63%, 12/01/27 (Call 12/01/26)(a)	16,908	19,008,232
3.70%, 05/06/30 (Call 05/06/29)(a)(c)	34,717	40,081,655
3.78%, 02/01/28 (Call 02/01/27)(c)	41,998	48,072,007
3.88%, 02/01/24	9,281	10,273,900
3.88%, 09/10/24(a)	41,071	45,578,612
3.88%, 07/24/38 (Call 07/24/37)(a)(c)	38,300	45,920,049
3.90%, 07/15/25 (Call 04/15/25)(a)	44,233	50,140,375
3.90%, 01/23/49 (Call 01/23/48)(a)(c)	25,573	31,097,934
3.96%, 01/29/27 (Call 01/29/26)(c)	31,729	36,407,225
3.96%, 11/15/48 (Call 11/15/47)(a)(c)	52,203	63,897,479
4.01%, 04/23/29 (Call 04/23/28)(a)(c)	35,331	41,161,541
4.02%, 12/05/24 (Call 12/05/23)(c)	37,407	41,374,734
4.03%, 07/24/48 (Call 07/24/47)(c)	26,778	33,073,417
4.13%, 12/15/26	27,307	31,874,336
4.20%, 07/23/29 (Call 07/23/28)(c)	38,747	45,809,141
4.25%, 10/01/27(a)	21,597	25,222,843
4.26%, 02/22/48 (Call 02/22/47)(c)	30,696	39,049,606
4.45%, 12/05/29 (Call 12/05/28)(c)	37,792	45,591,388
4.49%, 03/24/31 (Call 03/24/30)(c)	45,529	55,989,775
4.85%, 02/01/44(a)	17,033	23,273,542
4.95%, 06/01/45(a)	18,043	24,589,756
5.40%, 01/06/42(a)	19,290	28,109,996
5.50%, 10/15/40	20,563	29,560,156
5.60%, 07/15/41	27,133	40,177,727
5.63%, 08/16/43(a)	14,102	20,437,866
6.40%, 05/15/38(a)	37,981	58,572,270
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	12,761	14,281,948
KeyCorp, 2.25%, 04/06/27	10,966	11,590,111
KeyCorp 2.55%, 10/01/29(a)	20,799	22,094,181
4.10%, 04/30/28	5,345	6,259,849
Lloyds Banking Group PLC 2.44%, 02/05/26 (Call 02/05/25)(c)	20,250	21,262,166
3.57%, 11/07/28 (Call 11/07/27)(a)(c)	28,012	31,469,925
3.75%, 01/11/27(a)	19,560	22,017,898
3.87%, 07/09/25 (Call 07/09/24)(a)(c)	13,219	14,538,728
3.90%, 03/12/24(a)	17,802	19,569,231
4.34%, 01/09/48(a)	20,141	24,805,112
4.38%, 03/22/28	23,452	27,751,230
4.45%, 05/08/25	28,888	33,085,386
4.50%, 11/04/24(a)	16,484	18,212,265
4.55%, 08/16/28(a)	20,100	24,061,433
4.58%, 12/10/25	24,851	27,998,561
4.65%, 03/24/26(a)	25,877	29,408,144
5.30%, 12/01/45(a)	9,732	13,320,641
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	13,760	15,022,946
Mitsubishi UFJ Financial Group Inc. 1.41%, 07/17/25	23,796	24,239,067
2.05%, 07/17/30(a)	3,697	3,753,102
2.19%, 02/25/25(a)	41,557	43,691,104

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 02/25/30	$19,233	$20,424,519
2.76%, 09/13/26(a)	20,536	22,412,783
2.80%, 07/18/24	14,837	15,900,480
3.20%, 07/18/29	31,053	34,427,946
3.29%, 07/25/27	16,044	17,794,147
3.41%, 03/07/24(a)	25,229	27,411,076
3.68%, 02/22/27(a)	16,919	19,158,686
3.74%, 03/07/29	24,682	28,373,319
3.75%, 07/18/39(a)	20,801	24,205,017
3.78%, 03/02/25	12,482	14,014,418
3.85%, 03/01/26(a)	28,088	32,392,874
3.96%, 03/02/28(a)	16,731	19,426,635
4.05%, 09/11/28(a)	11,332	13,243,663
Mizuho Financial Group Inc. 2.20%, 07/10/31 (Call 07/10/30)(c)	13,997	14,276,239
2.23%, 05/25/26 (Call 05/25/25)(a)(c)	21,742	22,695,980
2.84%, 09/13/26(a)	15,584	17,016,341
3.15%, 07/16/30 (Call 07/16/29)(a)(c)	5,518	6,056,031
3.17%, 09/11/27	16,623	18,281,394
3.92%, 09/11/24 (Call 09/11/23)(a)(c)	3,043	3,306,728
4.02%, 03/05/28(a)	12,724	14,640,807
4.25%, 09/11/29 (Call 09/11/28)(c)	16,249	19,117,646
Morgan Stanley 2.19%, 04/28/26 (Call 04/28/25)(a)(c)	45,167	47,594,677
2.70%, 01/22/31 (Call 01/22/30)(a)(c)	54,939	59,231,554
2.72%, 07/22/25 (Call 07/22/24)(a)(c)	33,265	35,573,511
3.13%, 07/27/26	45,687	50,955,191
3.59%, 07/22/28 (Call 07/22/27)(c)	45,321	51,202,030
3.62%, 04/01/31 (Call 04/01/30)(c)	45,842	53,202,685
3.63%, 01/20/27(a)	46,753	53,235,533
3.70%, 10/23/24	47,189	52,627,008
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	45,900	52,803,502
3.88%, 01/27/26(a)	45,671	52,425,485
3.95%, 04/23/27	27,608	31,231,280
3.97%, 07/22/38 (Call 07/22/37)(c)	27,630	33,168,102
4.00%, 07/23/25(a)	45,472	52,062,616
4.30%, 01/27/45(a)	36,517	47,409,557
4.35%, 09/08/26(a)	34,793	40,460,390
4.38%, 01/22/47(a)	29,140	38,717,251
4.43%, 01/23/30 (Call 01/23/29)(c)	46,044	55,497,017
4.46%, 04/22/39 (Call 04/22/38)(c)	15,375	19,438,196
5.00%, 11/24/25(a)	31,174	36,832,870
5.60%, 03/24/51 (Call 03/24/50)(a)(c)	31,444	48,218,887
6.38%, 07/24/42(a)	28,020	44,306,213
7.25%, 04/01/32(a)	14,423	21,990,313
Series F, 3.88%, 04/29/24(a)	44,374	49,282,226
National Australia Bank Ltd./New York 2.50%, 07/12/26	19,993	21,743,715
3.38%, 01/14/26(a)	11,427	12,916,365
Natwest Group PLC 3.07%, 05/22/28 (Call 05/22/27)(c)	16,151	17,297,627
3.88%, 09/12/23	27,260	29,557,576
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	31,369	34,418,396
4.45%, 05/08/30 (Call 05/08/29)(a)(c)	20,008	23,446,433
4.52%, 06/25/24 (Call 06/25/23)(c)	1,918	2,090,598
4.80%, 04/05/26	19,768	23,336,515
4.89%, 05/18/29 (Call 05/18/28)(c)	25,959	30,884,580
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	24,370	29,575,600
5.13%, 05/28/24(a)	38,324	42,351,377
6.00%, 12/19/23	31,022	34,911,780

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)	$16,906	$17,669,010
3.95%, 10/30/25(a)	13,498	15,685,300
PNC Bank N.A 2.70%, 10/22/29	11,132	12,063,813
2.95%, 02/23/25 (Call 01/24/25)(a)	12,592	13,828,397
3.10%, 10/25/27 (Call 09/25/27)(a)	17,848	20,314,672
3.25%, 06/01/25 (Call 05/02/25)(a)	13,913	15,508,601
4.05%, 07/26/28(a)	13,349	15,734,733
PNC Financial Services Group Inc. (The) 2.55%, 01/22/30 (Call 10/24/29)	31,986	34,820,484
2.60%, 07/23/26 (Call 05/23/26)(a)	22,062	24,266,060
3.15%, 05/19/27 (Call 04/19/27)(a)	13,010	14,618,418
3.45%, 04/23/29 (Call 01/23/29)(a)	23,964	27,681,461
3.50%, 01/23/24 (Call 12/23/23)(a)	11,104	12,146,191
3.90%, 04/29/24 (Call 03/29/24)(a)	4,033	4,461,428
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	13,205	14,020,621
Royal Bank of Canada 1.15%, 06/10/25	18,626	18,939,086
2.25%, 11/01/24(a)	28,609	30,486,975
2.55%, 07/16/24(a)	22,681	24,357,854
3.70%, 10/05/23(a)	4,530	4,965,866
4.65%, 01/27/26(a)	20,462	24,215,009
Santander Holdings USA Inc. 3.24%, 10/05/26 (Call 08/05/26)	13,461	14,304,595
3.45%, 06/02/25 (Call 05/02/25)	4,863	5,233,883
3.50%, 06/07/24 (Call 05/07/24)(a)	17,313	18,587,699
4.40%, 07/13/27 (Call 04/14/27)(a)	19,540	21,735,155
4.50%, 07/17/25 (Call 04/17/25)(a)	24,771	27,419,188
Santander UK Group Holdings PLC 3.82%, 11/03/28 (Call 11/03/27)(a)(c)	19,464	21,835,854
4.80%, 11/15/24 (Call 11/15/23)(c)	14,631	16,240,385
Santander UK PLC 2.88%, 06/18/24(a)	15,293	16,435,987
4.00%, 03/13/24	13,070	14,488,552
State Street Corp. 2.40%, 01/24/30(a)	15,022	16,317,081
2.65%, 05/19/26(a)	16,562	18,329,354
3.30%, 12/16/24(a)	9,358	10,441,115
3.55%, 08/18/25(a)	20,314	23,141,999
3.70%, 11/20/23(a)	9,446	10,446,218
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25	23,489	23,973,522
2.13%, 07/08/30	15,381	15,743,952
2.35%, 01/15/25	21,694	23,017,215
2.45%, 09/27/24	11,332	12,027,334
2.63%, 07/14/26	31,367	33,980,313
2.70%, 07/16/24	34,810	37,313,890
2.75%, 01/15/30(a)	22,350	24,087,961
3.01%, 10/19/26(a)	18,436	20,402,218
3.04%, 07/16/29	41,003	44,962,963
3.35%, 10/18/27(a)	7,507	8,351,950
3.36%, 07/12/27(a)	21,346	23,831,302
3.45%, 01/11/27	18,558	20,717,834
3.54%, 01/17/28(a)	14,012	15,825,153
3.78%, 03/09/26(a)	21,797	24,934,578
3.94%, 10/16/23(a)	2,851	3,132,799
3.94%, 07/19/28(a)	10,391	12,109,371
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	9,498	10,499,223

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The) 1.15%, 06/12/25	$7,053	$7,202,653
2.65%, 06/12/24(a)	29,022	31,214,293
3.25%, 03/11/24	23,953	26,154,700
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	19,711	20,402,777
2.15%, 12/06/24 (Call 11/05/24)	20,269	21,519,796
2.25%, 03/11/30 (Call 12/11/29)	18,727	19,505,869
3.20%, 04/01/24 (Call 03/01/24)	17,662	19,267,236
3.30%, 05/15/26 (Call 04/15/26)(a)	10,359	11,686,817
3.63%, 09/16/25 (Call 08/16/25)	23,711	26,897,946
3.80%, 10/30/26 (Call 09/30/26)(a)	11,388	13,248,420
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	5,285	5,269,928
1.20%, 08/05/25 (Call 07/06/25)	7,683	7,860,784
1.95%, 06/05/30 (Call 03/05/30)	7,630	7,866,273
2.50%, 08/01/24 (Call 07/01/24)(a)	15,369	16,400,570
2.85%, 10/26/24 (Call 09/26/24)(a)	19,349	21,102,875
3.70%, 06/05/25 (Call 05/05/25)(a)	22,787	25,941,596
3.75%, 12/06/23 (Call 11/06/23)	6,508	7,162,548
4.00%, 05/01/25 (Call 03/01/25)(a)	15,850	18,077,145
U.S. Bancorp 1.38%, 07/22/30 (Call 04/22/30)	13,274	13,189,930
1.45%, 05/12/25 (Call 04/11/25)	12,768	13,233,742
2.40%, 07/30/24 (Call 06/28/24)	17,726	18,915,844
3.00%, 07/30/29 (Call 04/30/29)	18,485	20,420,662
3.10%, 04/27/26 (Call 03/27/26)(a)	13,867	15,544,036
3.38%, 02/05/24 (Call 01/05/24)(a)	13,114	14,326,918
3.60%, 09/11/24 (Call 08/11/24)(a)	18,311	20,370,909
3.70%, 01/30/24 (Call 12/29/23)	3,937	4,348,350
3.90%, 04/26/28 (Call 03/24/28)	8,443	10,119,203
3.95%, 11/17/25 (Call 10/17/25)(a)	10,181	11,806,400
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	21,754	23,835,249
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	24,714	28,004,864
U.S. Bank N.A./Cincinnati OH 2.05%, 01/21/25 (Call 12/20/24)(a)	15,575	16,494,392
2.80%, 01/27/25 (Call 12/27/24)	14,992	16,421,141
Wachovia Corp., 5.50%, 08/01/35(a)	13,592	18,110,175
Wells Fargo & Co. 2.16%, 02/11/26 (Call 02/11/25)(c)	46,249	48,244,654
2.19%, 04/30/26 (Call 04/30/25)(a)(c)	34,655	36,259,208
2.39%, 06/02/28 (Call 06/02/27)(c)	49,599	51,806,463
2.41%, 10/30/25 (Call 10/30/24)(a)(c)	46,984	49,448,165
2.57%, 02/11/31 (Call 02/11/30)(c)	48,311	50,879,406
2.88%, 10/30/30 (Call 10/30/29)(c)	54,361	58,447,360
3.00%, 02/19/25(a)	38,231	41,469,028
3.00%, 04/22/26	52,572	57,621,183
3.00%, 10/23/26	55,100	60,596,423
3.07%, 04/30/41 (Call 04/30/40)(c)	36,690	38,684,810
3.20%, 06/17/27 (Call 06/17/26)(c)	39,865	43,592,226
3.30%, 09/09/24(a)	34,358	37,659,093
3.55%, 09/29/25(a)	41,077	46,012,151
3.58%, 05/22/28 (Call 05/22/27)(c)	46,128	51,590,796
3.75%, 01/24/24 (Call 12/24/23)(a)	40,883	44,684,202
3.90%, 05/01/45	30,185	35,416,685
4.10%, 06/03/26	37,829	42,707,356
4.15%, 01/24/29 (Call 10/24/28)	45,209	53,239,949
4.30%, 07/22/27(a)	31,818	36,673,885
4.40%, 06/14/46	29,711	35,299,149
4.48%, 04/04/31 (Call 04/04/30)(c)	42,995	52,435,300

Security	Par (000)	Value

Banks (continued)
4.65%, 11/04/44(a)	$26,041	$32,135,357
4.75%, 12/07/46(a)	28,773	36,054,315
4.90%, 11/17/45	27,902	35,402,459
5.01%, 04/04/51 (Call 04/04/50)(c)	84,203	115,323,907
5.38%, 02/07/35(a)	12,622	17,143,765
5.38%, 11/02/43(a)	28,524	38,004,787
5.61%, 01/15/44(a)	38,153	51,754,586
Wells Fargo Bank N.A 5.85%, 02/01/37(a)	15,305	20,765,668
6.60%, 01/15/38(a)	16,676	24,716,430
Westpac Banking Corp. 2.35%, 02/19/25(a)	21,600	23,086,400
2.65%, 01/16/30(a)	3,951	4,376,949
2.70%, 08/19/26(a)	16,966	18,730,964
2.85%, 05/13/26(a)	33,459	37,096,612
3.30%, 02/26/24(a)	14,366	15,652,299
3.35%, 03/08/27(a)	24,650	28,233,812
3.40%, 01/25/28(a)	7,978	9,218,281
4.42%, 07/24/39	12,556	15,349,345

		13,154,159,282

Beverages — 3.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)	52,766	59,644,908
4.70%, 02/01/36 (Call 08/01/35)	81,452	97,675,764
4.90%, 02/01/46 (Call 08/01/45)	134,104	165,395,278
Anheuser-Busch InBev Finance Inc. 2.63%, 01/17/23	1	524
3.65%, 02/01/26 (Call 11/01/25)	30,262	34,125,613
3.70%, 02/01/24	4,856	5,344,296
4.00%, 01/17/43(a)	9,938	10,898,860
4.63%, 02/01/44	13,650	16,064,529
4.90%, 02/01/46 (Call 08/01/45)(a)	21,161	26,014,193
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)(a)	20,568	23,490,740
3.75%, 07/15/42(a)	14,812	15,820,391
4.00%, 04/13/28 (Call 01/13/28)(a)	38,353	44,388,500
4.15%, 01/23/25 (Call 12/23/24)	40,834	46,344,638
4.35%, 06/01/40 (Call 12/01/39)	15,779	18,306,206
4.38%, 04/15/38 (Call 10/15/37)(a)	20,710	23,760,407
4.44%, 10/06/48 (Call 04/06/48)	25,964	30,245,118
4.50%, 06/01/50 (Call 12/01/49)	36,209	43,760,075
4.60%, 04/15/48 (Call 10/15/47)	37,027	43,859,977
4.60%, 06/01/60 (Call 12/01/59)	15,615	19,123,943
4.75%, 01/23/29 (Call 10/23/28)(a)	64,607	78,702,471
4.75%, 04/15/58 (Call 10/15/57)(a)	22,563	28,017,188
4.90%, 01/23/31 (Call 10/23/30)(a)	14,240	18,030,668
4.95%, 01/15/42	23,187	28,200,955
5.45%, 01/23/39 (Call 07/23/38)(a)	32,656	41,530,386
5.55%, 01/23/49 (Call 07/23/48)	59,807	80,275,318
5.80%, 01/23/59 (Call 07/23/58)	27,444	39,211,758
8.20%, 01/15/39	15,884	25,444,443
Coca-Cola Co. (The) 1.45%, 06/01/27	19,585	20,263,889
1.65%, 06/01/30(a)	16,650	17,244,355
1.75%, 09/06/24(a)	4,175	4,376,109
2.13%, 09/06/29(a)	18,610	19,970,558
2.25%, 09/01/26(a)	7,921	8,587,455
2.50%, 06/01/40	14,581	15,025,180
2.60%, 06/01/50	22,318	22,682,230

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 06/01/60	$15,481	$15,661,067
2.88%, 10/27/25(a)	25,738	28,575,542
2.95%, 03/25/25	19,704	21,719,091
3.20%, 11/01/23	10,418	11,326,283
3.38%, 03/25/27	13,879	15,967,062
3.45%, 03/25/30(a)	23,013	27,509,621
4.20%, 03/25/50(a)	19,047	25,105,340
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	15,124	16,483,865
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	8,447	8,682,877
2.00%, 04/29/30 (Call 01/29/30)	5,823	6,041,254
2.13%, 04/29/32 (Call 01/29/32)	20,876	21,659,272
2.38%, 10/24/29 (Call 07/24/29)(a)	27,087	28,993,946
Keurig Dr Pepper Inc. 3.20%, 05/01/30 (Call 02/01/30)	12,242	13,710,878
3.80%, 05/01/50 (Call 11/01/49)	11,657	13,489,011
4.06%, 05/25/23 (Call 09/29/20)(b)	100	102,742
4.42%, 05/25/25 (Call 03/25/25)(a)	20,721	24,028,138
4.60%, 05/25/28 (Call 02/25/28)	32,475	39,261,804
5.09%, 05/25/48 (Call 11/25/47)	10,411	14,119,343
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)(a)	26,934	28,764,688
4.20%, 07/15/46 (Call 01/15/46)(a)	20,257	20,883,555
5.00%, 05/01/42(a)	18,184	20,522,688
PepsiCo Inc. 1.63%, 05/01/30 (Call 02/01/30)	17,827	18,374,870
2.25%, 03/19/25 (Call 02/19/25)	29,061	31,191,741
2.38%, 10/06/26 (Call 07/06/26)(a)	19,418	21,260,809
2.63%, 07/29/29 (Call 04/29/29)(a)	22,439	24,902,210
2.75%, 04/30/25 (Call 01/30/25)(a)	18,159	19,844,072
2.75%, 03/19/30 (Call 12/19/29)	27,350	30,638,884
2.85%, 02/24/26 (Call 11/24/25)(a)	2,854	3,165,182
2.88%, 10/15/49 (Call 04/15/49)	12,303	13,119,740
3.00%, 10/15/27 (Call 07/15/27)(a)	23,260	26,350,065
3.38%, 07/29/49 (Call 01/29/49)(a)	15,960	18,232,358
3.45%, 10/06/46 (Call 04/06/46)(a)	22,077	25,456,342
3.50%, 03/19/40 (Call 09/19/39)	9,788	11,480,103
3.60%, 03/01/24 (Call 12/01/23)(a)	4,406	4,845,644
3.63%, 03/19/50 (Call 09/19/49)	22,261	26,981,795
3.88%, 03/19/60 (Call 09/19/59)	10,053	12,742,074
4.00%, 03/05/42(a)	11,154	14,125,447
4.00%, 05/02/47 (Call 11/02/46)(a)	7,898	9,859,971
4.45%, 04/14/46 (Call 10/14/45)(a)	22,829	30,344,802

		1,917,351,099

Biotechnology — 1.5%
Amgen Inc. 2.20%, 02/21/27 (Call 12/21/26)	28,388	30,049,368
2.30%, 02/25/31 (Call 11/25/30)	24,492	25,805,900
2.45%, 02/21/30 (Call 11/21/29)(a)	22,336	23,881,091
2.60%, 08/19/26 (Call 05/19/26)	18,138	19,915,424
2.77%, 09/01/53 (Call 03/01/53)(b)	13,714	13,447,820
3.13%, 05/01/25 (Call 02/01/25)(a)	15,610	17,159,608
3.15%, 02/21/40 (Call 08/21/39)	31,157	33,022,046
3.20%, 11/02/27 (Call 08/02/27)(a)	12,802	14,350,780
3.38%, 02/21/50 (Call 08/21/49)	35,297	38,435,073
3.63%, 05/22/24 (Call 02/22/24)(a)	13,201	14,595,011
4.40%, 05/01/45 (Call 11/01/44)	32,864	40,709,422
4.56%, 06/15/48 (Call 12/15/47)	21,257	27,395,643
4.66%, 06/15/51 (Call 12/15/50)(a)	54,228	71,261,302

Security	Par (000)	Value

Biotechnology (continued)
5.15%, 11/15/41 (Call 05/15/41)	$6,244	$8,322,981
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	11,273	12,908,967
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)(a)	19,417	20,005,048
3.15%, 05/01/50 (Call 11/01/49)	22,475	22,767,912
4.05%, 09/15/25 (Call 06/15/25)(a)	28,595	32,929,290
5.20%, 09/15/45 (Call 03/15/45)	28,697	39,229,565
Gilead Sciences Inc. 2.50%, 09/01/23 (Call 07/01/23)(a)	2,131	2,250,766
2.95%, 03/01/27 (Call 12/01/26)(a)	17,403	19,447,922
3.50%, 02/01/25 (Call 11/01/24)(a)	29,400	32,825,820
3.65%, 03/01/26 (Call 12/01/25)	42,092	48,044,836
3.70%, 04/01/24 (Call 01/01/24)(a)	13,395	14,782,824
4.00%, 09/01/36 (Call 03/01/36)(a)	11,641	14,438,636
4.15%, 03/01/47 (Call 09/01/46)(a)	27,013	34,338,485
4.50%, 02/01/45 (Call 08/01/44)	28,946	37,323,528
4.60%, 09/01/35 (Call 03/01/35)(a)	16,132	21,365,072
4.75%, 03/01/46 (Call 09/01/45)(a)	34,716	46,307,356
4.80%, 04/01/44 (Call 10/01/43)	27,651	36,801,164
5.65%, 12/01/41 (Call 06/01/41)(a)	14,707	21,546,873
Regeneron Pharmaceuticals Inc. 1.75%, 09/15/30 (Call 06/15/30)	10,662	10,421,274
2.80%, 09/15/50 (Call 03/15/50)	5,450	5,188,237

		851,275,044

Building Materials — 0.3%
Carrier Global Corp. 2.24%, 02/15/25 (Call 01/15/25)(a)(b)	31,725	33,211,754
2.49%, 02/15/27 (Call 12/15/26)(a)(b)	19,904	20,898,380
2.70%, 02/15/31 (Call 11/15/30)(b)	14,299	14,987,718
2.72%, 02/15/30 (Call 11/15/29)(b)	30,716	32,224,718
3.38%, 04/05/40 (Call 10/05/39)(b)	24,306	25,242,695
3.58%, 04/05/50 (Call 10/05/49)(b)	30,226	31,947,081

		158,512,346

Chemicals — 1.2%
Air Products and Chemicals Inc. 2.05%, 05/15/30 (Call 02/15/30)	15,056	15,860,901
2.70%, 05/15/40 (Call 11/15/39)	11,230	11,972,042
2.80%, 05/15/50 (Call 11/15/49)	12,716	13,443,006
Dow Chemical Co. (The) 2.10%, 11/15/30 (Call 08/15/30)	500	487,318
3.50%, 10/01/24 (Call 07/01/24)(a)	13,787	15,088,667
3.60%, 11/15/50 (Call 05/15/50)	500	510,854
3.63%, 05/15/26 (Call 03/15/26)(a)	13,758	15,371,258
4.38%, 11/15/42 (Call 05/15/42)(a)	20,845	23,453,683
4.80%, 05/15/49 (Call 11/15/48)	12,067	14,360,727
5.25%, 11/15/41 (Call 05/15/41)	12,443	15,124,982
5.55%, 11/30/48 (Call 05/30/48)(a)	10,947	14,330,718
7.38%, 11/01/29(a)	12,533	17,779,324
9.40%, 05/15/39	11,655	19,758,678
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	23,802	26,276,884
4.49%, 11/15/25 (Call 09/15/25)(a)	33,628	39,053,040
4.73%, 11/15/28 (Call 08/15/28)(a)	30,253	36,723,288
5.32%, 11/15/38 (Call 05/15/38)	24,687	31,794,602
5.42%, 11/15/48 (Call 05/15/48)(a)	30,776	41,674,382
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	14,103	16,623,474
Ecolab Inc. 1.30%, 01/30/31 (Call 10/30/30)	10,000	9,750,248

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.13%, 08/15/50 (Call 02/15/50)	$10,000	$9,227,759
2.70%, 11/01/26 (Call 08/01/26)(a)	16,824	18,885,537
4.80%, 03/24/30 (Call 12/24/29)	12,575	15,936,740
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)(a)	12,180	14,463,375
5.25%, 07/15/43	11,282	13,770,229
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	18,342	20,369,072
LYB International Finance III LLC 4.20%, 10/15/49 (Call 04/15/49)(a)	15,579	17,080,610
4.20%, 05/01/50 (Call 11/01/49)	15,601	17,083,806
LyondellBasell Industries NV 4.63%, 02/26/55 (Call 08/26/54)(a)	13,277	15,157,947
5.75%, 04/15/24 (Call 01/15/24)(a)	14,927	17,235,686
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	9,558	10,355,066
Nutrien Ltd. 4.20%, 04/01/29 (Call 01/01/29)(a)	11,304	13,443,183
5.00%, 04/01/49 (Call 10/01/48)(a)	10,306	13,428,223
Rohm & Haas Co., 7.85%, 07/15/29	12,956	18,369,928
Sherwin-Williams Co. (The) 2.95%, 08/15/29 (Call 05/15/29)(a)	17,702	19,484,283
3.45%, 06/01/27 (Call 03/01/27)(a)	23,004	26,034,437
4.50%, 06/01/47 (Call 12/01/46)(a)	16,905	21,222,148

		660,986,105

Commercial Services — 0.5%
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	10,000	9,902,645
3.38%, 09/15/25 (Call 06/15/25)	162	183,224
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	3,037	3,247,382
Global Payments Inc. 2.65%, 02/15/25 (Call 01/15/25)(a)	4,700	5,023,782
2.90%, 05/15/30 (Call 02/15/30)	5,977	6,426,436
3.20%, 08/15/29 (Call 05/15/29)(a)	24,938	27,349,577
4.15%, 08/15/49 (Call 02/15/49)(a)	13,450	15,849,730
4.80%, 04/01/26 (Call 01/01/26)	14,507	17,075,801
IHS Markit Ltd. 4.25%, 05/01/29 (Call 02/01/29)	15,732	18,401,670
4.75%, 08/01/28 (Call 05/01/28)	11,762	14,101,525
PayPal Holdings Inc. 1.65%, 06/01/25 (Call 05/01/25)	9,058	9,424,637
2.30%, 06/01/30 (Call 03/01/30)	15,239	16,209,804
2.40%, 10/01/24 (Call 09/01/24)	21,978	23,447,759
2.65%, 10/01/26 (Call 08/01/26)(a)	27,320	29,946,534
2.85%, 10/01/29 (Call 07/01/29)	24,791	27,458,623
3.25%, 06/01/50 (Call 12/01/49)	16,526	18,679,025
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	10,677	11,712,351
4.00%, 03/18/29 (Call 12/18/28)(a)	1,374	1,622,963
S&P Global Inc., 4.40%, 02/15/26 (Call 09/12/20)(a)	9,316	11,042,763
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	6,372	7,254,946

		274,361,177

Computers — 3.2%
Apple Inc. 1.13%, 05/11/25 (Call 04/11/25)	28,421	29,167,910
1.25%, 08/20/30 (Call 05/20/30)	15,000	15,048,228
1.65%, 05/11/30 (Call 02/11/30)	28,906	29,958,184
1.80%, 09/11/24 (Call 08/11/24)	11,263	11,822,886
2.05%, 09/11/26 (Call 07/11/26)	34,655	37,268,569
2.20%, 09/11/29 (Call 06/11/29)	28,819	31,064,213

Security	Par (000)	Value

Computers (continued)
2.40%, 08/20/50 (Call 06/20/50)	$12,663	$12,498,381
2.45%, 08/04/26 (Call 05/04/26)(a)	31,152	34,101,474
2.50%, 02/09/25	24,212	26,266,727
2.55%, 08/20/60 (Call 02/20/60)	11,697	11,560,366
2.65%, 05/11/50 (Call 11/11/49)	30,185	31,057,054
2.75%, 01/13/25 (Call 11/13/24)	23,134	25,240,575
2.85%, 05/11/24 (Call 03/11/24)	16,741	18,111,909
2.90%, 09/12/27 (Call 06/12/27)(a)	34,663	38,865,657
2.95%, 09/11/49 (Call 03/11/49)(a)	20,001	21,528,532
3.00%, 02/09/24 (Call 12/09/23)	16,147	17,459,110
3.00%, 06/20/27 (Call 03/20/27)(a)	17,104	19,299,105
3.00%, 11/13/27 (Call 08/13/27)(a)	23,253	26,322,961
3.20%, 05/13/25(a)	31,401	35,163,034
3.20%, 05/11/27 (Call 02/11/27)	33,766	38,371,196
3.25%, 02/23/26 (Call 11/23/25)(a)	50,716	57,315,663
3.35%, 02/09/27 (Call 11/09/26)	34,900	39,979,618
3.45%, 05/06/24	22,226	24,606,333
3.45%, 02/09/45(a)	30,506	35,621,283
3.75%, 09/12/47 (Call 03/12/47)	14,314	17,281,337
3.75%, 11/13/47 (Call 05/13/47)	17,710	21,250,913
3.85%, 05/04/43	45,922	56,165,508
3.85%, 08/04/46 (Call 02/04/46)(a)	28,043	34,402,908
4.25%, 02/09/47 (Call 08/09/46)(a)	15,369	20,112,640
4.38%, 05/13/45(a)	30,359	39,670,336
4.45%, 05/06/44(a)	13,979	18,514,870
4.50%, 02/23/36 (Call 08/23/35)(a)	13,464	17,735,511
4.65%, 02/23/46 (Call 08/23/45)	58,730	79,983,301
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)(a)(b)	14,204	15,346,446
4.90%, 10/01/26 (Call 08/01/26)(a)(b)	29,952	33,889,918
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	21,411	24,442,335
5.85%, 07/15/25 (Call 06/15/25)(b)	15,577	18,253,886
6.02%, 06/15/26 (Call 03/15/26)(b)	68,392	80,661,244
6.20%, 07/15/30 (Call 04/15/30)(b)	5,327	6,435,666
8.10%, 07/15/36 (Call 01/15/36)(b)	24,475	32,357,531
8.35%, 07/15/46 (Call 01/15/46)(b)	31,840	42,857,742
Hewlett Packard Enterprise Co. 1.45%, 04/01/24 (Call 03/01/24)	2,737	2,765,327
1.75%, 04/01/26 (Call 03/01/26)(a)	2,110	2,116,513
4.65%, 10/01/24 (Call 09/01/24)	13,119	14,832,799
4.90%, 10/15/25 (Call 07/15/25)(a)	46,060	53,203,409
6.20%, 10/15/35 (Call 04/15/35)	16,047	19,920,712
6.35%, 10/15/45 (Call 04/15/45)(a)	21,799	27,496,984
HP Inc. 2.20%, 06/17/25 (Call 05/17/25)	11,230	11,819,078
3.00%, 06/17/27 (Call 04/17/27)	9,037	9,765,117
3.40%, 06/17/30 (Call 03/17/30)(a)	11,257	12,177,295
6.00%, 09/15/41	19,730	24,232,248
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	22,846	23,651,744
1.95%, 05/15/30 (Call 02/15/30)	20,578	21,298,425
2.95%, 05/15/50 (Call 11/15/49)(a)	13,764	14,222,903
3.00%, 05/15/24(a)	54,175	58,856,728
3.30%, 05/15/26(a)	48,648	55,231,412
3.45%, 02/19/26(a)	23,140	26,348,912
3.50%, 05/15/29	43,280	50,186,324
3.63%, 02/12/24(a)	30,881	34,020,146
4.00%, 06/20/42(a)	13,651	16,354,161
4.15%, 05/15/39	31,032	37,967,605
4.25%, 05/15/49	46,064	58,055,192

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	$11,885	$12,364,648

		1,813,948,742

Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The) 2.45%, 03/25/25 (Call 02/25/25)	6,068	6,581,332
2.45%, 11/03/26(a)	18,008	19,852,251
2.85%, 08/11/27(a)	12,815	14,392,318
3.00%, 03/25/30	23,499	27,111,494
3.55%, 03/25/40	16,418	20,020,024
3.60%, 03/25/50	23,682	29,901,187
5.55%, 03/05/37	2,696	4,107,667
Unilever Capital Corp. 2.13%, 09/06/29 (Call 06/06/29)	12,556	13,329,854
2.60%, 05/05/24 (Call 03/05/24)(a)	17,576	18,878,668
2.90%, 05/05/27 (Call 02/05/27)	16,014	17,914,506
3.50%, 03/22/28 (Call 12/22/27)(a)	16,501	19,379,420
5.90%, 11/15/32	15,364	22,649,576

		214,118,297

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)(a)	13,853	13,232,524
3.50%, 01/15/25 (Call 11/15/24)(a)	14,318	13,889,462
3.65%, 07/21/27 (Call 04/21/27)(a)	18,215	16,962,719
4.88%, 01/16/24 (Call 12/16/23)(a)	7,684	7,889,995
6.50%, 07/15/25 (Call 06/15/25)(a)	4,623	5,018,113
Air Lease Corp. 2.30%, 02/01/25 (Call 01/01/25)(a)	12,165	11,901,686
3.00%, 09/15/23 (Call 07/15/23)(a)	3,596	3,656,881
3.38%, 07/01/25 (Call 06/01/25)	3,303	3,358,494
3.75%, 06/01/26 (Call 04/01/26)(a)	14,667	14,939,475
Ally Financial Inc. 3.88%, 05/21/24 (Call 04/21/24)	11,486	12,208,866
5.80%, 05/01/25 (Call 04/01/25)	6,858	7,919,207
8.00%, 11/01/31	34,587	46,704,358
American Express Co. 2.50%, 07/30/24 (Call 06/30/24)(a)	25,624	27,378,690
3.00%, 10/30/24 (Call 09/29/24)	17,492	19,066,292
3.13%, 05/20/26 (Call 04/20/26)(a)	20,449	22,954,804
3.40%, 02/22/24 (Call 01/22/24)(a)	7,043	7,705,641
4.05%, 12/03/42	18,956	23,743,279
4.20%, 11/06/25 (Call 10/06/25)(a)	14,958	17,512,291
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	36,158	41,261,181
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	3,983	4,415,785
Brookfield Finance Inc. 4.00%, 04/01/24 (Call 02/01/24)(a)	3,778	4,149,363
4.35%, 04/15/30 (Call 01/15/30)	5,264	6,098,569
4.70%, 09/20/47 (Call 03/20/47)	14,336	16,765,361
4.85%, 03/29/29 (Call 12/29/28)(a)	15,412	18,363,680
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	18,227	19,850,359
3.30%, 10/30/24 (Call 09/30/24)(a)	27,817	30,244,336
3.65%, 05/11/27 (Call 04/11/27)(a)	10,536	11,717,186
3.75%, 04/24/24 (Call 03/24/24)(a)	14,155	15,497,125
3.75%, 07/28/26 (Call 06/28/26)(a)	23,004	25,258,551
3.75%, 03/09/27 (Call 02/09/27)	24,073	26,812,411
3.80%, 01/31/28 (Call 12/31/27)	19,706	21,965,600
3.90%, 01/29/24 (Call 12/29/23)(a)	5,540	6,072,772

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 10/29/25 (Call 09/29/25)	$28,887	$32,366,815
4.25%, 04/30/25 (Call 03/31/25)(a)	13,242	15,125,337
Charles Schwab Corp. (The), 3.85%, 05/21/25 (Call 03/21/25)(a)	15,300	17,532,596
CME Group Inc. 3.00%, 03/15/25 (Call 12/15/24)(a)	13,185	14,494,709
5.30%, 09/15/43 (Call 03/15/43)(a)	10,746	15,610,419
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	17,893	19,893,997
GE Capital Funding LLC 3.45%, 05/15/25 (Call 04/15/25)(b)	3,106	3,281,850
4.05%, 05/15/27 (Call 03/15/27)(a)(b)	19,924	21,389,864
4.40%, 05/15/30 (Call 02/15/30)(b)	35,363	37,332,818
4.55%, 05/15/32 (Call 02/15/32)(b)	15,058	15,924,653
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/25(a)	31,984	33,946,222
4.42%, 11/15/35	170,826	175,716,338
Intercontinental Exchange Inc. 1.85%, 09/15/32 (Call 06/15/32)	11,076	11,248,670
2.10%, 06/15/30 (Call 03/15/30)	20,646	21,505,008
2.65%, 09/15/40 (Call 03/15/40)	10,000	10,157,600
3.00%, 06/15/50 (Call 12/15/49)	17,402	18,291,152
3.00%, 09/15/60 (Call 03/15/60)	12,610	13,050,134
3.75%, 12/01/25 (Call 09/01/25)	20,610	23,404,689
4.00%, 10/15/23(a)	4,289	4,734,545
4.25%, 09/21/48 (Call 03/21/48)(a)	20,045	25,115,371
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	6,923	7,629,225
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.15%, 01/23/30(a)	15,321	17,292,237
4.85%, 01/15/27	14,635	16,613,473
Mastercard Inc. 2.00%, 03/03/25 (Call 02/03/25)(a)	14,433	15,354,839
2.95%, 11/21/26 (Call 08/21/26)(a)	11,861	13,401,857
2.95%, 06/01/29 (Call 03/01/29)	27,090	30,680,281
3.30%, 03/26/27 (Call 01/26/27)	13,049	14,961,172
3.35%, 03/26/30 (Call 12/26/29)(a)	21,277	24,942,289
3.38%, 04/01/24(a)	6,795	7,497,394
3.65%, 06/01/49 (Call 12/01/48)	12,531	15,121,030
3.85%, 03/26/50 (Call 09/26/49)	18,324	22,978,281
Nomura Holdings Inc. 1.85%, 07/16/25(a)	5,194	5,297,537
2.65%, 01/16/25(a)	18,628	19,624,883
2.68%, 07/16/30	13,000	13,450,362
3.10%, 01/16/30(a)	23,902	25,526,270
Synchrony Financial 3.95%, 12/01/27 (Call 09/01/27)(a)	15,019	16,016,281
4.25%, 08/15/24 (Call 05/15/24)	15,929	17,150,638
4.50%, 07/23/25 (Call 04/23/25)(a)	18,442	20,101,326
Visa Inc. 1.10%, 02/15/31 (Call 11/15/30)	11,573	11,271,286
1.90%, 04/15/27 (Call 02/15/27)(a)	18,022	19,102,990
2.00%, 08/15/50 (Call 02/15/50)	10,250	9,563,439
2.05%, 04/15/30 (Call 01/15/30)	26,902	28,628,342
2.70%, 04/15/40 (Call 10/15/39)	14,178	15,237,155
2.75%, 09/15/27 (Call 06/15/27)	8,757	9,724,065
3.15%, 12/14/25 (Call 09/14/25)	63,492	71,282,068
3.65%, 09/15/47 (Call 03/15/47)(a)	13,349	16,359,149
4.15%, 12/14/35 (Call 06/14/35)	18,615	24,216,849

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.30%, 12/14/45 (Call 06/14/45)	$53,160	$70,446,266

		1,634,108,827

Electric — 2.6%
Avangrid Inc. 3.20%, 04/15/25 (Call 03/15/25)	12,876	14,209,675
3.80%, 06/01/29 (Call 03/01/29)	12,193	14,208,550
Berkshire Hathaway Energy Co. 3.70%, 07/15/30 (Call 04/15/30)(b)	15,531	18,457,069
3.80%, 07/15/48 (Call 01/15/48)(a)	11,330	13,361,949
4.05%, 04/15/25 (Call 03/15/25)(b)	4,694	5,369,766
4.25%, 10/15/50 (Call 04/15/50)(b)	13,748	17,403,581
4.45%, 01/15/49 (Call 07/15/48)	15,745	20,262,034
4.50%, 02/01/45 (Call 08/01/44)(a)	13,198	16,900,383
5.15%, 11/15/43 (Call 05/15/43)(a)	11,382	15,558,954
6.13%, 04/01/36	26,784	38,471,598
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	13,502	16,707,477
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	9,041	11,457,637
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)(a)	17,596	21,846,289
4.63%, 12/01/54 (Call 06/01/54)	11,136	14,358,589
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	14,932	17,842,766
Dominion Energy Inc. 3.90%, 10/01/25 (Call 07/01/25)	15,039	17,179,934
Series C, 3.38%, 04/01/30 (Call 01/01/30)	24,778	28,175,820
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	500	502,995
Duke Energy Carolinas LLC 3.20%, 08/15/49 (Call 02/15/49)(a)	6,945	7,766,027
5.30%, 02/15/40(a)	11,590	16,354,126
Duke Energy Corp. 2.65%, 09/01/26 (Call 06/01/26)	21,716	23,671,272
3.15%, 08/15/27 (Call 05/15/27)(a)	2,626	2,923,791
3.75%, 04/15/24 (Call 01/15/24)(a)	8,440	9,297,218
3.75%, 09/01/46 (Call 03/01/46)	28,460	32,603,028
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	14,392	22,150,313
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)(a)	12,865	14,398,463
4.75%, 06/15/46 (Call 12/15/45)	20,581	25,569,863
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	12,439	13,837,404
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)(a)	11,104	14,193,263
Evergy Inc. 2.45%, 09/15/24 (Call 08/15/24)(a)	12,592	13,353,504
2.90%, 09/15/29 (Call 06/15/29)	12,731	13,783,864
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)(a)	14,267	16,095,129
3.95%, 06/15/25 (Call 03/15/25)(a)	20,420	23,317,073
4.05%, 04/15/30 (Call 01/15/30)	20,865	24,654,670
4.45%, 04/15/46 (Call 10/15/45)(a)	12,597	15,396,915
4.70%, 04/15/50 (Call 10/15/49)	13,342	17,151,927
Exelon Generation Co. LLC 3.25%, 06/01/25 (Call 05/01/25)	13,108	14,474,037
5.60%, 06/15/42 (Call 12/15/41)(a)	12,032	14,091,907
6.25%, 10/01/39(a)	9,530	11,642,222
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	25,415	28,647,231
Series C, 3.40%, 03/01/50 (Call 09/01/49)	10,025	10,059,963
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	15,264	18,409,298

Security	Par (000)	Value

Electric (continued)
Series C, 7.38%, 11/15/31	$23,705	$33,398,005
Florida Power & Light Co. 2.85%, 04/01/25 (Call 03/01/25)	8,879	9,727,562
3.15%, 10/01/49 (Call 04/01/49)(a)	12,425	14,080,542
3.95%, 03/01/48 (Call 09/01/47)	15,612	19,885,832
Georgia Power Co., 4.30%, 03/15/42(a)	19,882	23,455,008
MidAmerican Energy Co. 3.65%, 04/15/29 (Call 01/15/29)(a)	9,216	10,963,254
4.25%, 07/15/49 (Call 01/15/49)	12,420	16,324,612
NextEra Energy Capital Holdings Inc. 2.25%, 06/01/30 (Call 03/01/30)	31,198	32,741,593
2.75%, 05/01/25 (Call 04/01/25)	15,849	17,220,026
2.75%, 11/01/29 (Call 08/01/29)(a)	15,554	17,000,884
3.15%, 04/01/24 (Call 03/01/24)	15,298	16,588,844
3.55%, 05/01/27 (Call 02/01/27)	20,512	23,507,995
Pacific Gas & Electric Co. 2.10%, 08/01/27 (Call 06/01/27)	13,157	12,802,206
2.50%, 02/01/31 (Call 11/01/30)	28,948	27,895,422
3.15%, 01/01/26	22,355	23,130,186
3.30%, 12/01/27 (Call 09/01/27)	1,271	1,312,756
3.30%, 08/01/40 (Call 02/01/40)(a)	25,385	23,792,838
3.45%, 07/01/25	3,464	3,669,649
3.50%, 08/01/50 (Call 02/01/50)	30,135	28,380,477
3.75%, 07/01/28	10,000	10,496,026
3.95%, 12/01/47 (Call 06/01/47)	645	604,272
4.50%, 07/01/40	23,540	24,879,426
4.55%, 07/01/30 (Call 01/01/30)	26,793	29,635,485
4.95%, 07/01/50 (Call 01/01/50)	21,068	23,191,549
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	17,768	20,972,404
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	5,908	6,374,452
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	11,259	12,796,936
3.40%, 02/01/28 (Call 11/01/27)	20,985	23,706,404
3.80%, 02/01/38 (Call 08/01/37)(a)	14,723	16,853,163
4.00%, 02/01/48 (Call 08/01/47)(a)	11,659	13,500,045
6.00%, 10/15/39	12,318	17,295,558
Southern California Edison Co. 3.65%, 02/01/50 (Call 08/01/49)(a)	16,677	17,581,242
4.00%, 04/01/47 (Call 10/01/46)(a)	27,849	30,356,688
4.65%, 10/01/43 (Call 04/01/43)	14,891	17,369,019
Series C, 4.13%, 03/01/48 (Call 09/01/47)	19,580	21,599,515
Series E, 3.70%, 08/01/25 (Call 06/01/25)	4,838	5,374,038
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	30,833	34,574,464
4.40%, 07/01/46 (Call 01/01/46)	32,497	38,863,650
Series A, 3.70%, 04/30/30 (Call 01/30/30)	10,894	12,497,730
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	11,222	12,524,382
Series A, 3.50%, 03/15/27 (Call 12/15/26)	12,737	14,475,080

		1,467,516,793

Electronics — 0.2%
Honeywell International Inc. 1.35%, 06/01/25 (Call 05/01/25)	9,749	10,033,696
1.95%, 06/01/30 (Call 03/01/30)	18,315	19,291,186
2.30%, 08/15/24 (Call 07/15/24)(a)	8,630	9,228,863
2.50%, 11/01/26 (Call 08/01/26)	24,485	26,905,477
2.70%, 08/15/29 (Call 05/15/29)	12,745	14,282,622
2.80%, 06/01/50 (Call 12/01/49)	18,461	19,998,412

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	$12,972	$15,506,830

		115,247,086

Environmental Control — 0.1%
Republic Services Inc. 2.50%, 08/15/24 (Call 07/15/24)(a)	19,953	21,282,732
3.95%, 05/15/28 (Call 02/15/28)(a)	9,406	11,081,063
Waste Management Inc. 3.15%, 11/15/27 (Call 08/15/27)(a)	8,584	9,578,365
4.10%, 03/01/45 (Call 09/01/44)	5,857	7,122,469
4.15%, 07/15/49 (Call 01/15/49)	8,996	11,291,463

		60,356,092

Food — 1.0%
Campbell Soup Co. 3.95%, 03/15/25 (Call 01/15/25)	15,905	17,869,458
4.15%, 03/15/28 (Call 12/15/27)	20,057	23,374,319
Conagra Brands Inc. 4.30%, 05/01/24 (Call 04/01/24)(a)	17,817	19,920,650
4.60%, 11/01/25 (Call 09/01/25)(a)	22,052	25,608,447
4.85%, 11/01/28 (Call 08/01/28)(a)	23,598	28,841,563
5.30%, 11/01/38 (Call 05/01/38)	12,937	16,708,411
5.40%, 11/01/48 (Call 05/01/48)	16,429	22,482,797
General Mills Inc. 2.88%, 04/15/30 (Call 01/15/30)	12,626	13,889,432
3.20%, 02/10/27 (Call 11/10/26)(a)	1,757	1,975,048
3.70%, 10/17/23 (Call 09/17/23)	8,352	9,140,012
4.00%, 04/17/25 (Call 02/17/25)	15,348	17,474,705
4.20%, 04/17/28 (Call 01/17/28)(a)	22,679	26,837,034
JM Smucker Co. (The), 3.50%, 03/15/25(a)	18,326	20,626,294
Kellogg Co., 3.25%, 04/01/26(a)	11,685	13,124,349
Kroger Co. (The) 2.65%, 10/15/26 (Call 07/15/26)(a)	12,067	13,184,921
3.95%, 01/15/50 (Call 07/15/49)(a)	13,244	15,353,963
4.45%, 02/01/47 (Call 08/01/46)	12,793	15,680,989
McCormick & Co. Inc., 3.40%, 08/15/27 (Call 05/15/27)(a)	11,822	13,301,922
Mondelez International Inc. 1.50%, 05/04/25 (Call 04/04/25)	12,208	12,628,621
2.75%, 04/13/30 (Call 01/13/30)	17,051	18,673,641
Sysco Corp. 3.25%, 07/15/27 (Call 04/15/27)(a)	15,911	17,092,894
3.30%, 07/15/26 (Call 04/15/26)(a)	8,240	8,938,540
3.75%, 10/01/25 (Call 07/01/25)	10,283	11,315,325
5.65%, 04/01/25 (Call 03/01/25)	13,759	16,237,275
5.95%, 04/01/30 (Call 01/01/30)	17,532	22,094,438
6.60%, 04/01/40 (Call 10/01/39)	13,552	18,028,304
6.60%, 04/01/50 (Call 10/01/49)	16,850	23,119,809
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	19,408	21,958,265
3.95%, 08/15/24 (Call 05/15/24)(a)	2,928	3,260,916
4.00%, 03/01/26 (Call 01/01/26)(a)	23,570	27,088,218
4.35%, 03/01/29 (Call 12/01/28)(a)	17,151	20,683,681
4.55%, 06/02/47 (Call 12/02/46)	12,317	15,430,595
5.10%, 09/28/48 (Call 03/28/48)(a)	22,571	30,960,526

		582,905,362

Forest Products & Paper — 0.1%
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)(a)	16,437	17,979,609
3.65%, 06/15/24 (Call 03/15/24)(a)	2,187	2,413,133

Security	Par (000)	Value

Forest Products & Paper (continued)
4.35%, 08/15/48 (Call 02/15/48)(a)	$16,746	$20,103,292
4.40%, 08/15/47 (Call 02/15/47)(a)	17,938	21,505,558
4.80%, 06/15/44 (Call 12/15/43)	10,626	12,898,468

		74,900,060

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	11,230	13,853,098
NiSource Inc. 0.95%, 08/15/25 (Call 07/15/25)	4,515	4,528,393
1.70%, 02/15/31 (Call 11/15/30)	3,910	3,872,835
2.95%, 09/01/29 (Call 06/01/29)	13,155	14,414,595
3.49%, 05/15/27 (Call 02/15/27)(a)	20,817	23,740,491
3.60%, 05/01/30 (Call 02/01/30)	16,842	19,432,919
3.95%, 03/30/48 (Call 09/30/47)(a)	7,413	8,776,044
4.38%, 05/15/47 (Call 11/15/46)(a)	15,499	19,266,012
4.80%, 02/15/44 (Call 08/15/43)(a)	14,321	18,304,574

		126,188,961

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)(a)	12,934	13,788,507

Health Care - Products — 1.2%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)(a)	15,206	16,652,294
3.40%, 11/30/23 (Call 09/30/23)(a)	7,218	7,888,044
3.75%, 11/30/26 (Call 08/30/26)	21,106	24,678,940
4.75%, 11/30/36 (Call 05/30/36)(a)	21,316	28,709,418
4.90%, 11/30/46 (Call 05/30/46)	51,838	74,101,306
Baxter International Inc. 2.60%, 08/15/26 (Call 05/15/26)	11,455	12,552,278
3.75%, 10/01/25 (Call 09/01/25)(b)	9,778	11,160,474
Boston Scientific Corp. 2.65%, 06/01/30 (Call 03/01/30)	17,014	18,147,776
3.45%, 03/01/24 (Call 02/01/24)(a)	6,596	7,173,418
3.75%, 03/01/26 (Call 01/01/26)	19,431	22,247,846
4.00%, 03/01/29 (Call 12/01/28)(a)	16,576	19,383,132
4.55%, 03/01/39 (Call 09/01/38)(a)	10,650	13,358,503
4.70%, 03/01/49 (Call 09/01/48)	15,293	20,276,374
DH Europe Finance II Sarl 2.60%, 11/15/29 (Call 08/15/29)(a)	14,350	15,575,374
3.25%, 11/15/39 (Call 05/15/39)	15,329	17,219,263
3.40%, 11/15/49 (Call 05/15/49)(a)	12,630	14,551,089
Medtronic Inc. 3.50%, 03/15/25(a)	37,289	41,999,537
4.38%, 03/15/35	28,632	37,678,246
4.63%, 03/15/45(a)	28,066	38,393,570
Stryker Corp. 1.95%, 06/15/30 (Call 03/15/30)	7,038	7,222,677
3.38%, 11/01/25 (Call 08/01/25)	15,747	17,588,246
3.50%, 03/15/26 (Call 12/15/25)(a)	23,691	26,854,362
4.63%, 03/15/46 (Call 09/15/45)	15,065	19,880,369
Thermo Fisher Scientific Inc. 2.60%, 10/01/29 (Call 07/01/29)	16,618	17,996,646
2.95%, 09/19/26 (Call 06/19/26)(a)	20,661	23,067,221
3.20%, 08/15/27 (Call 05/15/27)(a)	11,074	12,492,011
4.10%, 08/15/47 (Call 02/15/47)(a)	14,513	18,487,067
4.13%, 03/25/25 (Call 02/25/25)(a)	16,460	18,888,751
4.15%, 02/01/24 (Call 11/01/23)	2,612	2,893,389
4.50%, 03/25/30 (Call 12/25/29)	10,698	13,338,132

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc. 3.55%, 04/01/25 (Call 01/01/25)(a)	$30,578	$33,902,336
3.55%, 03/20/30 (Call 12/20/29)(a)	13,974	15,582,276

		669,940,365

Health Care - Services — 2.1%
Aetna Inc. 3.50%, 11/15/24 (Call 08/15/24)(a)	14,947	16,478,634
3.88%, 08/15/47 (Call 02/15/47)(a)	13,627	15,478,909
6.63%, 06/15/36	11,978	17,093,371
Anthem Inc. 2.25%, 05/15/30 (Call 02/15/30)	12,221	12,675,281
2.38%, 01/15/25 (Call 12/15/24)(a)	23,197	24,756,627
2.88%, 09/15/29 (Call 06/15/29)(a)	10,846	11,833,366
3.13%, 05/15/50 (Call 11/15/49)(a)	17,098	17,979,352
3.35%, 12/01/24 (Call 10/01/24)(a)	15,936	17,612,598
3.50%, 08/15/24 (Call 05/15/24)(a)	7,032	7,742,835
3.65%, 12/01/27 (Call 09/01/27)	21,213	24,314,549
3.70%, 09/15/49 (Call 03/15/49)(a)	11,731	13,377,946
4.10%, 03/01/28 (Call 12/01/27)(a)	12,311	14,415,378
4.38%, 12/01/47 (Call 06/01/47)	21,204	26,540,445
4.55%, 03/01/48 (Call 09/01/47)	13,252	17,017,870
4.63%, 05/15/42(a)	14,180	17,849,950
4.65%, 01/15/43	15,479	19,595,188
4.65%, 08/15/44 (Call 02/15/44)	13,406	17,030,552
CommonSpirit Health 2.76%, 10/01/24 (Call 07/01/24)(a)	8,284	8,652,328
3.35%, 10/01/29 (Call 04/01/29)(a)	14,737	15,681,483
4.19%, 10/01/49 (Call 04/01/49)(a)	14,365	15,497,958
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)(a)	28,850	33,236,210
4.50%, 02/15/27 (Call 08/15/26)(a)	20,578	23,499,619
5.00%, 03/15/24(a)	27,851	31,485,776
5.13%, 06/15/39 (Call 12/15/38)(a)	17,504	21,670,029
5.25%, 04/15/25(a)	26,154	30,487,090
5.25%, 06/15/26 (Call 12/15/25)(a)	25,996	30,674,386
5.25%, 06/15/49 (Call 12/15/48)(a)	28,834	36,201,197
5.50%, 06/15/47 (Call 12/15/46)	21,584	27,204,135
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	12,886	17,136,345
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)(a)	21,905	27,989,263
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	13,819	15,591,920
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)(a)	19,506	21,732,647
4.70%, 02/01/45 (Call 08/01/44)	13,871	17,710,018
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	14,036	15,302,225
UnitedHealth Group Inc. 2.00%, 05/15/30 (Call 02/15/30)	10,362	10,865,255
2.38%, 08/15/24	12,637	13,514,263
2.75%, 05/15/40 (Call 11/15/39)	12,763	13,456,850
2.88%, 08/15/29	11,754	13,160,237
2.90%, 05/15/50 (Call 11/15/49)	17,392	18,416,123
2.95%, 10/15/27(a)	14,931	16,706,820
3.10%, 03/15/26	21,596	24,216,780
3.13%, 05/15/60 (Call 11/15/59)	16,431	17,898,558
3.45%, 01/15/27(a)	11,430	13,071,203
3.50%, 02/15/24(a)	12,559	13,803,697
3.50%, 08/15/39 (Call 02/15/39)(a)	21,060	24,457,913
3.70%, 08/15/49 (Call 02/15/49)(a)	18,918	22,790,165
3.75%, 07/15/25	31,437	35,972,322

Security	Par (000)	Value

Health Care - Services (continued)
3.75%, 10/15/47 (Call 04/15/47)(a)	$13,086	$15,714,238
3.85%, 06/15/28	11,483	13,565,154
3.88%, 12/15/28	6,914	8,235,508
3.88%, 08/15/59 (Call 02/15/59)(a)	19,963	24,753,841
4.20%, 01/15/47 (Call 07/15/46)(a)	11,961	15,186,160
4.25%, 03/15/43 (Call 09/15/42)(a)	7,155	9,080,401
4.25%, 06/15/48 (Call 12/15/47)	21,528	27,822,774
4.45%, 12/15/48 (Call 06/15/48)(a)	17,405	23,176,307
4.63%, 07/15/35	16,639	22,014,187
4.75%, 07/15/45	30,654	41,666,204
5.80%, 03/15/36(a)	13,067	18,885,126
6.88%, 02/15/38(a)	15,838	25,450,019

		1,165,425,585

Holding Companies - Diversified — 0.1%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)(a)	13,305	13,302,247
3.88%, 01/15/26 (Call 12/15/25)	2,117	2,136,898
4.20%, 06/10/24 (Call 05/10/24)(a)	15,181	15,711,316

		31,150,461

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	12,673	14,475,543

Insurance — 2.0%
Aflac Inc. 3.60%, 04/01/30 (Call 01/01/30)	12,426	14,560,659
3.63%, 11/15/24(a)	13,714	15,454,324
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	16,524	17,677,722
3.40%, 06/30/30 (Call 03/30/30)(a)	25,155	27,900,324
3.75%, 07/10/25 (Call 04/10/25)(a)	28,312	31,762,559
3.88%, 01/15/35 (Call 07/15/34)(a)	14,959	17,394,728
3.90%, 04/01/26 (Call 01/01/26)	25,515	29,151,908
4.13%, 02/15/24(a)	3,807	4,243,028
4.20%, 04/01/28 (Call 01/01/28)(a)	12,578	14,618,952
4.38%, 06/30/50 (Call 12/30/49)	16,284	19,316,768
4.38%, 01/15/55 (Call 07/15/54)(a)	10,929	12,783,827
4.50%, 07/16/44 (Call 01/16/44)(a)	34,514	40,446,763
4.75%, 04/01/48 (Call 10/01/47)(a)	16,206	19,786,403
4.80%, 07/10/45 (Call 01/10/45)(a)	11,769	14,330,976
6.25%, 05/01/36(a)	10,984	15,369,990
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)	17,264	18,709,311
3.75%, 05/02/29 (Call 02/02/29)(a)	9,952	11,538,943
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	16,679	19,125,367
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	14,342	15,393,072
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	16,784	18,479,268
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	35,271	44,773,226
4.25%, 01/15/49 (Call 07/15/48)(a)	31,010	40,136,745
5.75%, 01/15/40(a)	10,473	15,900,869
Berkshire Hathaway Inc. 3.13%, 03/15/26 (Call 12/15/25)(a)	50,698	56,756,827
4.50%, 02/11/43(a)	12,380	16,574,875
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)(a)	22,716	23,778,486
4.70%, 06/22/47 (Call 12/22/46)(a)	22,361	21,409,477
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,560	15,569,118
Chubb INA Holdings Inc. 3.15%, 03/15/25(a)	11,117	12,368,400

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.35%, 05/03/26 (Call 02/03/26)(a)	$13,959	$15,937,567
4.35%, 11/03/45 (Call 05/03/45)(a)	16,381	21,798,965
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)	17,757	20,283,367
5.00%, 04/20/48 (Call 10/20/47)	23,339	27,642,385
Manulife Financial Corp. 4.15%, 03/04/26(a)	8,174	9,667,814
5.38%, 03/04/46(a)	8,165	11,129,673
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)	11,871	12,463,444
3.88%, 03/15/24 (Call 02/15/24)(a)	4,425	4,904,830
4.38%, 03/15/29 (Call 12/15/28)	22,776	27,677,076
4.90%, 03/15/49 (Call 09/15/48)(a)	18,793	26,428,921
MetLife Inc. 3.60%, 04/10/24	13,789	15,295,389
4.05%, 03/01/45(a)	15,289	18,492,587
4.13%, 08/13/42	11,264	13,748,508
4.55%, 03/23/30 (Call 12/23/29)(a)	5,519	6,943,804
4.60%, 05/13/46 (Call 11/13/45)(a)	15,473	20,281,292
4.88%, 11/13/43(a)	16,392	21,987,608
5.70%, 06/15/35(a)	13,580	20,026,677
5.88%, 02/06/41	9,584	14,022,446
6.38%, 06/15/34	12,802	19,614,714
Series D, 4.37%, 09/15/23	2,120	2,365,046
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	10,953	14,055,020
Prudential Financial Inc. 3.70%, 03/13/51 (Call 09/13/50)(a)	19,536	21,851,293
3.91%, 12/07/47 (Call 06/07/47)(a)	14,399	16,291,936
3.94%, 12/07/49 (Call 06/07/49)	16,223	18,481,152
4.35%, 02/25/50 (Call 08/25/49)(a)	16,536	20,056,751
4.60%, 05/15/44	13,757	17,070,969
5.70%, 12/14/36	7,626	10,790,207
Travelers Companies Inc. (The) 5.35%, 11/01/40(a)	11,143	15,597,886
6.25%, 06/15/37	12,336	18,614,009

		1,108,834,251

Internet — 1.4%
Alphabet Inc. 0.45%, 08/15/25 (Call 07/15/25)	2,481	2,480,312
0.80%, 08/15/27 (Call 06/15/27)	3,606	3,601,836
1.10%, 08/15/30 (Call 05/15/30)	24,013	23,966,811
1.90%, 08/15/40 (Call 02/15/40)	13,861	13,422,349
2.00%, 08/15/26 (Call 05/15/26)(a)	26,504	28,468,368
2.05%, 08/15/50 (Call 02/15/50)	27,142	25,594,906
2.25%, 08/15/60 (Call 02/15/60)	11,180	10,737,697
3.38%, 02/25/24	4,204	4,631,126
Amazon.com Inc. 0.80%, 06/03/25 (Call 05/03/25)	15,717	15,907,305
1.20%, 06/03/27 (Call 04/03/27)	14,714	14,990,299
1.50%, 06/03/30 (Call 03/03/30)	25,031	25,556,381
2.50%, 06/03/50 (Call 12/03/49)	37,925	38,495,616
2.70%, 06/03/60 (Call 12/03/59)	31,174	32,077,089
2.80%, 08/22/24 (Call 06/22/24)	31,809	34,608,415
3.15%, 08/22/27 (Call 05/22/27)	52,255	59,732,377
3.80%, 12/05/24 (Call 09/05/24)(a)	12,430	14,073,708
3.88%, 08/22/37 (Call 02/22/37)	41,287	51,373,187
4.05%, 08/22/47 (Call 02/22/47)	51,847	66,872,950
4.25%, 08/22/57 (Call 02/22/57)(a)	31,786	43,103,809
4.80%, 12/05/34 (Call 06/05/34)	22,454	30,871,706

Security	Par (000)	Value

Internet (continued)
4.95%, 12/05/44 (Call 06/05/44)	$24,406	$34,658,951
5.20%, 12/03/25 (Call 09/03/25)(a)	12,238	15,000,704
Booking Holdings Inc. 3.60%, 06/01/26 (Call 03/01/26)(a)	13,067	14,633,422
4.10%, 04/13/25 (Call 03/13/25)(a)	15,190	17,221,277
4.50%, 04/13/27 (Call 02/13/27)	11,857	13,928,008
4.63%, 04/13/30 (Call 01/13/30)	25,479	30,797,677
eBay Inc. 1.90%, 03/11/25 (Call 02/11/25)	12,191	12,788,099
2.70%, 03/11/30 (Call 12/11/29)	5,063	5,377,602
3.45%, 08/01/24 (Call 05/01/24)(a)	16,179	17,797,052
3.60%, 06/05/27 (Call 03/05/27)	16,761	18,908,307
4.00%, 07/15/42 (Call 01/15/42)(a)	12,014	13,427,296
Expedia Group Inc. 3.25%, 02/15/30 (Call 11/15/29)	16,665	15,810,919
3.80%, 02/15/28 (Call 11/15/27)(a)	13,682	13,603,545
4.63%, 08/01/27 (Call 05/01/27)(b)	932	970,445
5.00%, 02/15/26 (Call 11/15/25)	3,646	3,837,816
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	18,478	20,834,980

		790,162,347

Lodging — 0.2%
Las Vegas Sands Corp. 3.20%, 08/08/24 (Call 07/08/24)(a)	27,946	28,200,647
3.50%, 08/18/26 (Call 06/18/26)(a)	18,616	19,032,123
3.90%, 08/08/29 (Call 05/08/29)(a)	9,423	9,499,376
Marriott International Inc./MD 4.63%, 06/15/30 (Call 03/15/30)	5,238	5,739,329
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	25,936	29,140,860
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,150	2,163,781
Series R, 3.13%, 06/15/26 (Call 03/15/26)	13,443	13,474,457
Sands China Ltd. 3.80%, 01/08/26 (Call 12/08/25)(b)	275	289,871
5.13%, 08/08/25 (Call 06/08/25)	2,628	2,899,108
5.40%, 08/08/28 (Call 05/08/28)(a)	14,024	15,842,151

		126,281,703

Machinery — 0.5%
ABB Finance USA Inc. 3.80%, 04/03/28 (Call 01/03/28)	13,367	15,706,809
4.38%, 05/08/42(a)	9,467	12,068,864
Caterpillar Financial Services Corp., 2.15%, 11/08/24	12,632	13,409,697
Caterpillar Inc. 2.60%, 04/09/30 (Call 01/09/30)	5,254	5,760,068
3.25%, 09/19/49 (Call 03/19/49)(a)	18,537	20,724,881
3.25%, 04/09/50 (Call 10/09/49)	20,131	22,679,341
3.40%, 05/15/24 (Call 02/15/24)(a)	3,963	4,356,418
3.80%, 08/15/42(a)	21,126	25,676,388
5.20%, 05/27/41(a)	14,313	19,819,652
Deere & Co. 3.75%, 04/15/50 (Call 10/15/49)	13,854	16,936,325
3.90%, 06/09/42 (Call 12/09/41)(a)	13,754	17,028,429
John Deere Capital Corp., 3.45%, 03/13/25	11,015	12,368,653
Otis Worldwide Corp. 2.06%, 04/05/25 (Call 03/05/25)(b)	15,864	16,716,930
2.57%, 02/15/30 (Call 11/15/29)(b)	22,472	23,974,453
3.11%, 02/15/40 (Call 08/15/39)(b)	17,432	18,637,920
3.36%, 02/15/50 (Call 08/15/49)(b)	8,263	9,019,860
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26 (Call 08/15/26)(a)	11,497	12,155,433

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.40%, 03/15/24 (Call 02/15/24)(a)	$4,624	$5,031,448
4.95%, 09/15/28 (Call 06/15/28)	20,898	23,941,852

		296,013,421

Manufacturing — 0.9%
3M Co. 2.00%, 02/14/25 (Call 01/14/25)	11,403	12,080,704
2.38%, 08/26/29 (Call 05/26/29)(a)	14,322	15,423,654
2.88%, 10/15/27 (Call 07/15/27)(a)	13,990	15,568,373
3.25%, 02/14/24 (Call 01/14/24)(a)	12,912	14,079,967
3.25%, 08/26/49 (Call 02/26/49)(a)	15,981	17,970,168
3.38%, 03/01/29 (Call 12/01/28)	12,862	14,784,959
4.00%, 09/14/48 (Call 03/14/48)(a)	17,290	21,680,579
Eaton Corp., 4.15%, 11/02/42(a)	16,227	20,094,923
General Electric Co. 3.45%, 05/01/27 (Call 03/01/27)	19,944	21,052,013
3.63%, 05/01/30 (Call 02/01/30)(a)	20,620	21,275,225
4.13%, 10/09/42(a)	12,460	12,183,366
4.25%, 05/01/40 (Call 11/01/39)	20,929	20,990,376
4.35%, 05/01/50 (Call 11/01/49)	43,291	43,596,539
4.50%, 03/11/44	16,594	17,030,070
5.88%, 01/14/38(a)	44,279	50,949,366
6.15%, 08/07/37	15,754	18,489,584
6.75%, 03/15/32	40,234	49,987,707
6.88%, 01/10/39	30,682	38,708,101
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)(a)	20,224	22,484,261
3.90%, 09/01/42 (Call 03/01/42)(a)	12,676	15,803,367
Parker-Hannifin Corp. 3.25%, 06/14/29 (Call 03/14/29)	15,653	17,684,498
4.00%, 06/14/49 (Call 12/14/48)(a)	12,561	15,111,676
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	16,923	19,794,312

		516,823,788

Media — 5.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 04/01/31 (Call 01/01/31)(a)	26,470	27,908,449
3.70%, 04/01/51 (Call 10/01/50)	16,079	15,886,658
3.75%, 02/15/28 (Call 11/15/27)	18,310	20,335,373
4.20%, 03/15/28 (Call 12/15/27)(a)	21,185	24,271,260
4.50%, 02/01/24 (Call 01/01/24)	12,136	13,538,159
4.80%, 03/01/50 (Call 09/01/49)(a)	42,954	49,063,940
4.91%, 07/23/25 (Call 04/23/25)	69,608	80,937,920
5.05%, 03/30/29 (Call 12/30/28)	21,283	25,711,645
5.13%, 07/01/49 (Call 01/01/49)(a)	17,330	20,293,638
5.38%, 04/01/38 (Call 10/01/37)	10,013	12,139,093
5.38%, 05/01/47 (Call 11/01/46)	36,455	43,610,938
5.75%, 04/01/48 (Call 10/01/47)	37,114	46,331,956
6.38%, 10/23/35 (Call 04/23/35)(a)	28,880	39,794,719
6.48%, 10/23/45 (Call 04/23/45)	52,526	70,193,792
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)	17,660	17,584,556
1.95%, 01/15/31 (Call 10/15/30)	23,831	24,568,579
2.35%, 01/15/27 (Call 10/15/26)(a)	24,119	25,856,805
2.45%, 08/15/52 (Call 02/15/52)	18,020	17,304,478
2.65%, 02/01/30 (Call 11/01/29)	25,887	28,265,397
2.65%, 08/15/62 (Call 02/15/62)	14,500	13,945,258
2.80%, 01/15/51 (Call 07/15/50)	20,741	20,901,948
3.00%, 02/01/24 (Call 01/01/24)(a)	13,723	14,830,925

Security	Par (000)	Value

Media (continued)
3.10%, 04/01/25 (Call 03/01/25)	$11,917	$13,176,610
3.15%, 03/01/26 (Call 12/01/25)	38,732	43,430,962
3.15%, 02/15/28 (Call 11/15/27)(a)	28,015	31,704,206
3.20%, 07/15/36 (Call 01/15/36)	4,063	4,519,034
3.25%, 11/01/39 (Call 05/01/39)	16,975	18,785,572
3.30%, 02/01/27 (Call 11/01/26)(a)	21,103	23,809,460
3.30%, 04/01/27 (Call 02/01/27)	9,032	10,278,847
3.38%, 02/15/25 (Call 11/15/24)	15,711	17,467,011
3.38%, 08/15/25 (Call 05/15/25)(a)	25,127	28,109,457
3.40%, 04/01/30 (Call 01/01/30)	28,151	32,441,961
3.40%, 07/15/46 (Call 01/15/46)	22,115	24,458,637
3.45%, 02/01/50 (Call 08/01/49)(a)	27,280	30,659,897
3.55%, 05/01/28 (Call 02/01/28)(a)	16,588	19,193,024
3.60%, 03/01/24	6,556	7,236,338
3.70%, 04/15/24 (Call 03/15/24)	34,421	38,185,357
3.75%, 04/01/40 (Call 10/01/39)	17,146	20,223,628
3.90%, 03/01/38 (Call 09/01/37)	18,966	22,609,691
3.95%, 10/15/25 (Call 08/15/25)(a)	47,170	54,410,920
3.97%, 11/01/47 (Call 05/01/47)	29,830	35,889,407
4.00%, 08/15/47 (Call 02/15/47)	14,048	16,940,024
4.00%, 03/01/48 (Call 09/01/47)(a)	16,647	20,088,093
4.00%, 11/01/49 (Call 05/01/49)	29,776	36,034,948
4.05%, 11/01/52 (Call 05/01/52)	24,160	29,551,621
4.15%, 10/15/28 (Call 07/15/28)	57,755	69,831,264
4.20%, 08/15/34 (Call 02/15/34)	11,931	14,904,982
4.25%, 10/15/30 (Call 07/15/30)	22,841	28,243,984
4.25%, 01/15/33(a)	27,131	33,915,351
4.40%, 08/15/35 (Call 02/15/35)	11,164	14,172,407
4.60%, 10/15/38 (Call 04/15/38)	39,725	50,841,410
4.60%, 08/15/45 (Call 02/15/45)	24,067	31,123,536
4.65%, 07/15/42	19,122	24,773,945
4.70%, 10/15/48 (Call 04/15/48)(a)	60,063	80,409,107
4.75%, 03/01/44	15,799	20,866,728
4.95%, 10/15/58 (Call 04/15/58)(a)	32,446	46,340,772
5.65%, 06/15/35	11,698	16,671,382
6.45%, 03/15/37	9,838	14,705,212
6.50%, 11/15/35(a)	13,946	21,189,300
6.95%, 08/15/37(a)	9,871	15,450,348
7.05%, 03/15/33	12,579	19,349,176
Discovery Communications LLC 3.63%, 05/15/30 (Call 02/15/30)	9,929	10,999,808
3.95%, 03/20/28 (Call 12/20/27)(a)	35,360	39,915,761
4.13%, 05/15/29 (Call 02/15/29)(a)	15,534	17,711,320
4.65%, 05/15/50 (Call 11/15/49)	15,600	17,628,000
4.88%, 04/01/43(a)	11,825	13,468,738
5.00%, 09/20/37 (Call 03/20/37)	18,566	21,820,616
5.20%, 09/20/47 (Call 03/20/47)(a)	19,078	22,795,936
5.30%, 05/15/49 (Call 11/15/48)(a)	11,496	13,998,499
6.35%, 06/01/40(a)	13,447	17,966,534
Fox Corp. 4.03%, 01/25/24 (Call 12/25/23)	7,884	8,702,922
4.71%, 01/25/29 (Call 10/25/28)(a)	30,204	36,270,884
5.48%, 01/25/39 (Call 07/25/38)(a)	17,719	23,430,918
5.58%, 01/25/49 (Call 07/25/48)(a)	24,494	33,470,833
NBCUniversal Media LLC 4.45%, 01/15/43(a)	13,176	16,720,461
5.95%, 04/01/41(a)	19,444	28,698,899
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)(a)	19,611	21,811,662
5.50%, 09/01/41 (Call 03/01/41)	19,307	23,589,304

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.88%, 11/15/40 (Call 05/15/40)(a)	$15,794	$19,947,111
6.55%, 05/01/37(a)	22,438	30,063,215
6.75%, 06/15/39	20,896	28,908,766
7.30%, 07/01/38(a)	22,544	32,033,574
Time Warner Entertainment Co. LP, 8.38%, 07/15/33(a)	19,022	29,478,154
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	19,042	19,982,168
2.95%, 06/15/27(a)	12,699	14,092,579
3.00%, 02/13/26(a)	15,386	17,087,188
3.15%, 09/17/25(a)	10,371	11,543,993
4.13%, 06/01/44	15,603	18,935,704
ViacomCBS Inc. 4.00%, 01/15/26 (Call 10/15/25)	12,205	13,776,266
4.20%, 05/19/32 (Call 02/19/32)	18,719	21,303,918
4.38%, 03/15/43(a)	21,413	22,687,380
4.75%, 05/15/25 (Call 04/15/25)	21,505	24,805,581
4.95%, 01/15/31 (Call 10/15/30)	23,030	27,471,052
4.95%, 05/19/50 (Call 11/19/49)	12,221	14,215,409
5.85%, 09/01/43 (Call 03/01/43)	20,034	24,700,464
6.88%, 04/30/36	17,941	24,342,952
7.88%, 07/30/30(a)	11,445	16,484,549
Walt Disney Co. (The) 1.75%, 08/30/24 (Call 07/30/24)(a)	18,526	19,295,283
1.75%, 01/13/26	26,995	28,134,165
2.00%, 09/01/29 (Call 06/01/29)(a)	31,271	32,528,029
2.20%, 01/13/28	20,122	21,314,208
2.65%, 01/13/31	39,847	43,188,952
2.75%, 09/01/49 (Call 03/01/49)(a)	22,838	22,346,618
3.35%, 03/24/25(a)	26,686	29,715,654
3.50%, 05/13/40 (Call 11/13/39)	25,497	28,517,171
3.60%, 01/13/51 (Call 07/13/50)	41,011	45,973,331
3.80%, 03/22/30(a)	14,735	17,504,896
3.80%, 05/13/60 (Call 11/13/59)	24,400	28,473,624
4.63%, 03/23/40 (Call 09/23/39)	11,799	14,910,323
4.70%, 03/23/50 (Call 09/23/49)(a)	22,408	29,795,454
6.20%, 12/15/34	16,014	23,507,622
6.40%, 12/15/35(a)	16,069	24,190,146
6.65%, 11/15/37	19,902	30,154,428

		2,955,680,117

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	14,821	16,569,150

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42	12,482	16,977,553
Barrick North America Finance LLC 5.70%, 05/30/41(a)	11,582	16,297,988
5.75%, 05/01/43	12,447	18,102,308
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	14,349	20,364,955
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42(a)	14,316	17,965,190
5.00%, 09/30/43(a)	39,345	55,484,402
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	16,987	17,749,402
3.70%, 03/15/23 (Call 12/15/22)	69	73,211
4.88%, 03/15/42 (Call 09/15/41)(a)	12,915	17,246,554
6.25%, 10/01/39	13,663	20,103,566
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	8,061	11,749,383

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	$18,429	$20,849,515
5.20%, 11/02/40(a)	18,712	26,531,883
7.13%, 07/15/28(a)	11,096	15,703,234
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	9,651	12,245,549

		287,444,693

Oil & Gas — 4.8%
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)	2,675	2,663,256
2.77%, 11/10/50 (Call 05/10/50)	12,759	12,100,939
3.00%, 02/24/50 (Call 08/24/49)	28,672	28,186,847
3.02%, 01/16/27 (Call 10/16/26)	18,295	19,972,655
3.12%, 05/04/26 (Call 02/04/26)	24,945	27,641,200
3.19%, 04/06/25 (Call 03/06/25)	5,930	6,530,686
3.22%, 11/28/23 (Call 09/28/23)	10,502	11,311,905
3.22%, 04/14/24 (Call 02/14/24)	6,846	7,422,550
3.41%, 02/11/26 (Call 12/11/25)	16,730	18,729,928
3.63%, 04/06/30 (Call 01/06/30)	13,638	15,663,949
3.79%, 02/06/24 (Call 01/06/24)	15,841	17,474,638
3.80%, 09/21/25 (Call 07/21/25)	19,198	21,800,811
3.94%, 09/21/28 (Call 06/21/28)	13,322	15,501,302
4.23%, 11/06/28 (Call 08/06/28)	32,764	39,018,195
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)	22,129	24,687,011
3.51%, 03/17/25	14,356	16,001,130
3.54%, 11/04/24(a)	17,735	19,649,454
3.72%, 11/28/28 (Call 08/28/28)(a)	10,724	12,342,783
3.81%, 02/10/24	10,539	11,613,677
3.99%, 09/26/23	6,905	7,612,725
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (Call 03/01/27)	18,466	19,988,891
4.95%, 06/01/47 (Call 12/01/46)	9,392	10,836,294
6.25%, 03/15/38	18,560	23,051,774
Chevron Corp. 1.55%, 05/11/25 (Call 04/11/25)	32,068	33,387,492
2.00%, 05/11/27 (Call 03/11/27)	8,408	8,887,517
2.24%, 05/11/30 (Call 02/11/30)(a)	24,114	25,760,692
2.90%, 03/03/24 (Call 01/03/24)	4,646	4,998,378
2.95%, 05/16/26 (Call 02/16/26)	24,805	27,603,954
3.08%, 05/11/50 (Call 11/11/49)	17,196	18,538,757
3.33%, 11/17/25 (Call 08/17/25)	12,417	13,984,203
Chevron USA Inc. 0.69%, 08/12/25 (Call 07/12/25)	4,507	4,518,288
1.02%, 08/12/27 (Call 06/12/27)	3,754	3,748,428
2.34%, 08/12/50 (Call 02/12/50)	5,712	5,424,939
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	9,418	9,693,037
4.38%, 06/01/24 (Call 03/01/24)	12,007	12,898,906
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	16,000	17,749,522
4.30%, 08/15/28 (Call 05/15/28)(a)	12,631	14,322,669
4.88%, 10/01/47 (Call 04/01/47)	11,246	12,967,335
ConocoPhillips, 6.50%, 02/01/39	43,155	65,111,090
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	11,280	14,147,703
4.95%, 03/15/26 (Call 12/15/25)	19,491	23,437,660
6.95%, 04/15/29	22,777	31,905,910
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	11,603	11,181,864

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 06/15/45 (Call 12/15/44)	$11,337	$11,236,736
5.60%, 07/15/41 (Call 01/15/41)	17,398	18,273,688
Diamondback Energy Inc. 2.88%, 12/01/24 (Call 11/01/24)	14,695	15,164,064
3.25%, 12/01/26 (Call 10/01/26)	15,102	15,503,293
3.50%, 12/01/29 (Call 09/01/29)	20,579	20,856,164
5.38%, 05/31/25 (Call 10/01/20)	7,943	8,238,480
EOG Resources Inc. 4.15%, 01/15/26 (Call 10/15/25)(a)	4,326	5,003,799
4.38%, 04/15/30 (Call 01/15/30)	5,236	6,274,093
4.95%, 04/15/50 (Call 10/15/49)	14,469	18,414,145
Equinor ASA 1.75%, 01/22/26 (Call 12/22/25)	1,818	1,899,681
2.38%, 05/22/30 (Call 02/22/30)(a)	3,385	3,598,248
2.65%, 01/15/24	18,323	19,575,143
2.88%, 04/06/25 (Call 03/06/25)(a)	2,940	3,216,429
3.13%, 04/06/30 (Call 01/06/30)	2,265	2,551,200
3.25%, 11/18/49 (Call 05/18/49)(a)	18,391	19,762,661
3.63%, 09/10/28 (Call 06/10/28)(a)	11,915	13,910,008
3.70%, 03/01/24	18,903	21,016,437
3.70%, 04/06/50 (Call 10/06/49)	6,882	8,017,224
3.95%, 05/15/43	12,788	14,911,123
4.80%, 11/08/43	13,397	17,494,091
5.10%, 08/17/40	10,875	14,657,746
Exxon Mobil Corp. 2.02%, 08/16/24 (Call 07/16/24)	19,060	20,098,890
2.28%, 08/16/26 (Call 06/16/26)	23,851	25,734,442
2.44%, 08/16/29 (Call 05/16/29)	22,789	24,669,238
2.61%, 10/15/30 (Call 07/15/30)	34,316	37,241,700
2.71%, 03/06/25 (Call 12/06/24)	28,940	31,341,349
2.99%, 03/19/25 (Call 02/19/25)	28,009	30,788,487
3.00%, 08/16/39 (Call 02/16/39)	7,718	8,186,026
3.04%, 03/01/26 (Call 12/01/25)	38,431	42,782,373
3.10%, 08/16/49 (Call 02/16/49)(a)	17,990	18,756,432
3.18%, 03/15/24 (Call 12/15/23)	3,038	3,299,846
3.29%, 03/19/27 (Call 01/19/27)	13,583	15,312,124
3.45%, 04/15/51 (Call 10/15/50)	40,845	45,537,658
3.48%, 03/19/30 (Call 12/19/29)	40,268	46,638,196
3.57%, 03/06/45 (Call 09/06/44)	14,303	15,955,225
4.11%, 03/01/46 (Call 09/01/45)	35,204	42,309,787
4.23%, 03/19/40 (Call 09/19/39)	30,014	37,073,884
4.33%, 03/19/50 (Call 09/19/49)	40,996	52,101,566
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	16,205	17,250,997
5.60%, 02/15/41	17,616	20,083,921
6.00%, 01/15/40	10,431	11,917,311
Husky Energy Inc. 4.00%, 04/15/24 (Call 01/15/24)	5,920	6,221,976
4.40%, 04/15/29 (Call 01/15/29)	11,287	12,008,239
Marathon Oil Corp. 3.85%, 06/01/25 (Call 03/01/25)	15,089	15,585,363
4.40%, 07/15/27 (Call 04/15/27)	12,777	13,082,626
6.60%, 10/01/37	11,560	12,419,486
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	4,548	4,905,659
4.70%, 05/01/25 (Call 04/01/25)	11,873	13,543,093
4.75%, 09/15/44 (Call 03/15/44)	14,398	16,086,171
6.50%, 03/01/41 (Call 09/01/40)	19,236	24,567,030
Newfield Exploration Co., 5.63%, 07/01/24	8,126	8,334,594

Security	Par (000)	Value

Oil & Gas (continued)
Noble Energy Inc. 5.05%, 11/15/44 (Call 05/15/44)	$12,238	$15,915,229
5.25%, 11/15/43 (Call 05/15/43)	12,867	17,082,701
6.00%, 03/01/41 (Call 09/01/40)	13,150	18,173,625
Ovintiv Inc., 6.50%, 08/15/34	10,276	9,936,610
Phillips 66 2.15%, 12/15/30 (Call 09/15/30)	13,503	13,265,143
3.90%, 03/15/28 (Call 12/15/27)	12,827	14,526,332
4.65%, 11/15/34 (Call 05/15/34)	14,903	18,147,596
4.88%, 11/15/44 (Call 05/15/44)	25,229	30,645,482
5.88%, 05/01/42	21,973	29,422,823
Shell International Finance BV 2.00%, 11/07/24 (Call 10/07/24)(a)	23,780	25,071,537
2.38%, 04/06/25 (Call 03/06/25)(a)	23,435	25,170,702
2.38%, 11/07/29 (Call 08/07/29)	27,178	28,865,610
2.50%, 09/12/26(a)	17,835	19,536,074
2.75%, 04/06/30 (Call 01/06/30)(a)	8,545	9,379,973
2.88%, 05/10/26	28,394	31,619,499
3.13%, 11/07/49 (Call 05/07/49)	18,075	18,921,440
3.25%, 05/11/25	44,534	49,667,367
3.25%, 04/06/50 (Call 10/06/49)(a)	17,979	19,224,706
3.50%, 11/13/23 (Call 10/13/23)(a)	6,568	7,178,793
3.75%, 09/12/46	18,257	20,806,512
3.88%, 11/13/28 (Call 08/13/28)(a)	23,269	27,295,398
4.00%, 05/10/46	34,674	41,153,579
4.13%, 05/11/35	24,346	29,960,100
4.38%, 05/11/45(a)	45,103	55,879,153
4.55%, 08/12/43	20,181	25,146,743
5.50%, 03/25/40(a)	6,063	8,441,029
6.38%, 12/15/38(a)	42,612	64,194,036
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	14,562	16,037,601
4.00%, 11/15/47 (Call 05/15/47)	10,860	11,632,203
6.50%, 06/15/38	16,710	22,049,739
6.80%, 05/15/38	15,749	21,312,096
6.85%, 06/01/39	11,072	15,028,915
Total Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	18,798	20,104,890
2.83%, 01/10/30 (Call 10/10/29)(a)	20,182	22,372,060
2.99%, 06/29/41 (Call 12/29/40)	7,450	7,783,565
3.13%, 05/29/50 (Call 11/29/49)	36,816	38,528,758
3.39%, 06/29/60 (Call 12/29/59)(a)	1,945	2,109,686
3.46%, 02/19/29 (Call 11/19/28)	18,630	21,476,023
3.46%, 07/12/49 (Call 01/12/49)	14,125	15,670,690
3.70%, 01/15/24	3,355	3,700,157
3.75%, 04/10/24	7,773	8,642,042
Total Capital SA, 3.88%, 10/11/28(a)	16,047	19,038,718
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	23,774	26,207,454
4.00%, 04/01/29 (Call 01/01/29)	15,402	17,285,694
4.35%, 06/01/28 (Call 03/01/28)	8,693	9,890,400
6.63%, 06/15/37	21,352	28,323,257
7.50%, 04/15/32	10,388	14,812,539

		2,700,113,365

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 3.34%, 12/15/27 (Call 09/15/27)(a)	21,213	23,120,280
4.08%, 12/15/47 (Call 06/15/47)	20,662	21,792,137
Baker Hughes Holdings LLC, 5.13%, 09/15/40	14,620	17,709,864

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)	$8,364	$8,488,079
3.80%, 11/15/25 (Call 08/15/25)	16,342	17,872,203
4.75%, 08/01/43 (Call 02/01/43)	14,380	15,021,292
4.85%, 11/15/35 (Call 05/15/35)	16,404	18,272,630
5.00%, 11/15/45 (Call 05/15/45)	28,469	31,009,815
6.70%, 09/15/38	13,807	17,467,128
7.45%, 09/15/39	15,730	21,318,855
Schlumberger Investment SA 2.65%, 06/26/30 (Call 03/26/30)	15,476	15,823,257
3.65%, 12/01/23 (Call 09/01/23)(a)	21,349	23,006,825

		230,902,365

Packaging & Containers — 0.1%
WRKCo Inc. 4.65%, 03/15/26 (Call 01/15/26)(a)	12,311	14,477,851
4.90%, 03/15/29 (Call 12/15/28)(a)	13,332	16,367,312

		30,845,163

Pharmaceuticals — 8.6%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)(b)	57,363	61,352,539
2.95%, 11/21/26 (Call 09/21/26)(a)(b)	62,401	68,606,355
3.20%, 05/14/26 (Call 02/14/26)(a)	31,060	34,555,632
3.20%, 11/21/29 (Call 08/21/29)(b)	84,530	93,589,021
3.60%, 05/14/25 (Call 02/14/25)(a)	47,581	52,987,995
3.75%, 11/14/23 (Call 10/14/23)(a)	13,690	14,978,532
3.80%, 03/15/25 (Call 12/15/24)(b)	45,886	51,240,153
3.85%, 06/15/24 (Call 03/15/24)(b)	3,110	3,423,017
4.05%, 11/21/39 (Call 05/21/39)(a)(b)	61,067	71,060,608
4.25%, 11/14/28 (Call 08/14/28)(a)	26,154	31,110,717
4.25%, 11/21/49 (Call 05/21/49)(b)	84,520	101,982,939
4.30%, 05/14/36 (Call 11/14/35)	9,951	11,874,557
4.40%, 11/06/42	38,239	45,922,519
4.45%, 05/14/46 (Call 11/14/45)(a)	30,865	37,404,346
4.50%, 05/14/35 (Call 11/14/34)(a)	40,222	49,528,047
4.55%, 03/15/35 (Call 09/15/34)(b)	26,098	32,303,209
4.70%, 05/14/45 (Call 11/14/44)	41,043	51,120,325
4.75%, 03/15/45 (Call 09/15/44)(b)	10,486	12,926,682
4.85%, 06/15/44 (Call 12/15/43)(b)	13,940	17,483,162
4.88%, 11/14/48 (Call 05/14/48)	26,538	34,255,898
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	13,213	15,128,611
AstraZeneca PLC 0.70%, 04/08/26 (Call 03/08/26)	8,101	8,024,141
1.38%, 08/06/30 (Call 05/06/30)	7,431	7,304,054
2.13%, 08/06/50 (Call 02/06/50)(a)	1,610	1,490,769
3.13%, 06/12/27 (Call 03/12/27)	12,790	14,222,908
3.38%, 11/16/25	32,294	36,378,855
4.00%, 01/17/29 (Call 10/17/28)	15,812	18,814,903
4.00%, 09/18/42	15,320	18,869,028
4.38%, 11/16/45(a)	16,847	22,127,495
4.38%, 08/17/48 (Call 02/17/48)(a)	10,415	13,903,967
6.45%, 09/15/37	38,233	58,519,204
Becton Dickinson and Co. 2.82%, 05/20/30 (Call 02/20/30)	13,159	14,280,330
3.36%, 06/06/24 (Call 04/06/24)(a)	24,139	26,239,528
3.70%, 06/06/27 (Call 03/06/27)	34,401	38,992,601
3.73%, 12/15/24 (Call 09/15/24)(a)	25,334	28,149,383
3.79%, 05/20/50 (Call 11/20/49)	8,648	9,742,090
4.67%, 06/06/47 (Call 12/06/46)(a)	23,246	29,207,971

Security	Par (000)	Value

Pharmaceuticals (continued)
4.69%, 12/15/44 (Call 06/15/44)(a)	$15,894	$19,914,487
Bristol-Myers Squibb Co. 2.90%, 07/26/24 (Call 06/26/24)	42,674	46,523,963
3.20%, 06/15/26 (Call 04/15/26)	41,225	46,706,899
3.25%, 02/27/27(a)	2,468	2,836,275
3.40%, 07/26/29 (Call 04/26/29)	59,453	69,373,464
3.45%, 11/15/27 (Call 08/15/27)	11,624	13,329,341
3.63%, 05/15/24 (Call 02/15/24)	20,308	22,423,553
3.88%, 08/15/25 (Call 05/15/25)	40,367	46,446,561
3.90%, 02/20/28 (Call 11/20/27)	22,382	26,040,716
4.13%, 06/15/39 (Call 12/15/38)	28,642	36,581,637
4.25%, 10/26/49 (Call 04/26/49)	57,165	76,068,694
4.35%, 11/15/47 (Call 05/15/47)	19,659	26,107,754
4.55%, 02/20/48 (Call 08/20/47)	22,168	30,349,287
4.63%, 05/15/44 (Call 11/15/43)	13,922	18,688,671
5.00%, 08/15/45 (Call 02/15/45)(b)	1	714
5.00%, 08/15/45 (Call 02/15/45)	27,551	39,315,905
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)(a)	14,049	15,150,058
3.41%, 06/15/27 (Call 03/15/27)(a)	20,271	22,720,120
Cigna Corp. 2.40%, 03/15/30 (Call 12/15/29)	21,353	22,394,080
3.20%, 03/15/40 (Call 09/15/39)	4,022	4,278,898
3.25%, 04/15/25 (Call 01/15/25)	19,464	21,476,066
3.40%, 03/01/27 (Call 12/01/26)	20,717	23,167,500
3.40%, 03/15/50 (Call 09/15/49)	15,676	16,757,321
3.75%, 07/15/23 (Call 06/15/23)	12,968	14,098,514
3.88%, 10/15/47 (Call 04/15/47)	12,011	13,641,648
4.13%, 11/15/25 (Call 09/15/25)	51,935	59,975,634
4.38%, 10/15/28 (Call 07/15/28)	57,945	69,351,612
4.50%, 02/25/26 (Call 11/27/25)	25,051	29,393,804
4.80%, 08/15/38 (Call 02/15/38)	33,803	42,516,758
4.80%, 07/15/46 (Call 01/16/46)	24,797	31,815,808
4.90%, 12/15/48 (Call 06/15/48)(a)	46,099	61,391,228
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	8,764	8,738,724
1.75%, 08/21/30 (Call 05/21/30)	10,803	10,670,187
2.63%, 08/15/24 (Call 07/15/24)	16,240	17,290,309
2.70%, 08/21/40 (Call 02/21/40)	3,065	2,980,577
2.88%, 06/01/26 (Call 03/01/26)(a)	20,695	22,541,845
3.00%, 08/15/26 (Call 06/15/26)(a)	12,652	13,886,849
3.25%, 08/15/29 (Call 05/15/29)	24,305	27,023,451
3.63%, 04/01/27 (Call 02/01/27)(a)	11,416	12,933,201
3.75%, 04/01/30 (Call 01/01/30)	23,313	26,963,273
3.88%, 07/20/25 (Call 04/20/25)(a)	43,550	49,294,424
4.10%, 03/25/25 (Call 01/25/25)(a)	17,860	20,367,696
4.13%, 04/01/40 (Call 10/01/39)	17,733	20,567,354
4.25%, 04/01/50 (Call 10/01/49)	11,697	13,878,950
4.30%, 03/25/28 (Call 12/25/27)(a)	126,424	148,731,894
4.78%, 03/25/38 (Call 09/25/37)(a)	72,212	88,331,177
5.05%, 03/25/48 (Call 09/25/47)(a)	118,173	153,602,943
5.13%, 07/20/45 (Call 01/20/45)	49,220	63,540,849
5.30%, 12/05/43 (Call 06/05/43)	11,271	14,638,004
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)	7,353	6,974,794
2.50%, 09/15/60 (Call 03/15/60)	10,114	9,627,355
3.38%, 03/15/29 (Call 12/15/28)(a)	20,093	23,311,967
3.95%, 03/15/49 (Call 09/15/48)	22,597	28,787,778
4.15%, 03/15/59 (Call 09/15/58)	20,503	26,844,635

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25(a)	$21,135	$24,046,059
3.88%, 05/15/28(a)	19,397	23,032,518
6.38%, 05/15/38	41,466	64,190,931
GlaxoSmithKline Capital PLC 3.00%, 06/01/24 (Call 05/01/24)	12,543	13,604,981
3.38%, 06/01/29 (Call 03/01/29)	15,685	18,094,647
Johnson & Johnson 0.95%, 09/01/27 (Call 07/01/27)	261	263,213
2.10%, 09/01/40 (Call 03/01/40)	10,758	10,780,899
2.25%, 09/01/50 (Call 03/01/50)	10,037	9,833,883
2.45%, 03/01/26 (Call 12/01/25)	30,315	33,228,356
2.45%, 09/01/60 (Call 03/01/60)	10,492	10,350,332
2.63%, 01/15/25 (Call 11/15/24)(a)	8,985	9,771,310
2.90%, 01/15/28 (Call 10/15/27)(a)	18,325	20,701,404
2.95%, 03/03/27 (Call 12/03/26)(a)	9,387	10,531,813
3.38%, 12/05/23(a)	4,428	4,865,560
3.40%, 01/15/38 (Call 07/15/37)	11,266	13,323,074
3.50%, 01/15/48 (Call 07/15/47)(a)	11,988	14,593,115
3.55%, 03/01/36 (Call 09/01/35)(a)	15,189	18,088,734
3.63%, 03/03/37 (Call 09/03/36)(a)	23,251	28,259,351
3.70%, 03/01/46 (Call 09/01/45)	31,703	39,289,918
3.75%, 03/03/47 (Call 09/03/46)(a)	13,399	16,857,843
4.38%, 12/05/33 (Call 06/05/33)	17,372	22,845,870
5.95%, 08/15/37(a)	13,207	20,215,470
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	9,758	11,248,468
Merck & Co. Inc. 0.75%, 02/24/26 (Call 01/24/26)	5,559	5,593,350
1.45%, 06/24/30 (Call 03/24/30)	19,649	19,906,966
2.35%, 06/24/40 (Call 12/24/39)	18,893	19,129,055
2.45%, 06/24/50 (Call 12/24/49)(a)	23,131	23,188,980
2.75%, 02/10/25 (Call 11/10/24)(a)	38,247	41,700,723
2.90%, 03/07/24 (Call 02/07/24)(a)	4,272	4,622,169
3.40%, 03/07/29 (Call 12/07/28)	38,061	44,443,316
3.70%, 02/10/45 (Call 08/10/44)(a)	27,611	33,362,542
3.90%, 03/07/39 (Call 09/07/38)(a)	8,815	10,920,249
4.00%, 03/07/49 (Call 09/07/48)(a)	16,667	21,443,251
4.15%, 05/18/43(a)	19,445	24,876,187
Mylan Inc. 4.55%, 04/15/28 (Call 01/15/28)	11,626	13,563,085
5.20%, 04/15/48 (Call 10/15/47)	10,771	13,485,749
Mylan NV 3.95%, 06/15/26 (Call 03/15/26)(a)	36,882	41,690,417
3.95%, 06/15/26 (Call 03/15/26)(b)	1,259	1,425,805
5.25%, 06/15/46 (Call 12/15/45)	15,155	18,955,571
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)(a)	23,032	24,151,972
2.00%, 02/14/27 (Call 12/14/26)(a)	26,049	27,618,611
2.20%, 08/14/30 (Call 05/14/30)(a)	26,761	28,736,291
2.75%, 08/14/50 (Call 02/14/50)(a)	19,268	20,406,987
3.00%, 11/20/25 (Call 08/20/25)(a)	23,531	26,140,014
3.10%, 05/17/27 (Call 02/17/27)	15,385	17,255,838
3.40%, 05/06/24(a)	27,947	30,817,565
4.00%, 11/20/45 (Call 05/20/45)(a)	10,828	13,734,547
4.40%, 05/06/44(a)	28,296	37,582,957
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)(a)	4,120	4,342,939
Pfizer Inc. 0.80%, 05/28/25 (Call 04/28/25)	14,126	14,265,559

Security	Par (000)	Value

Pharmaceuticals (continued)
1.70%, 05/28/30 (Call 02/28/30)	$15,338	$15,841,968
2.55%, 05/28/40 (Call 11/28/39)	14,338	14,956,748
2.63%, 04/01/30 (Call 01/01/30)	18,440	20,526,960
2.70%, 05/28/50 (Call 11/28/49)	18,050	18,679,725
2.75%, 06/03/26(a)	22,453	24,995,986
2.95%, 03/15/24 (Call 02/15/24)(a)	7,106	7,693,811
3.00%, 12/15/26	18,063	20,555,387
3.20%, 09/15/23 (Call 08/15/23)	1,871	2,023,476
3.40%, 05/15/24	8,988	9,927,213
3.45%, 03/15/29 (Call 12/15/28)(a)	21,409	25,075,069
3.60%, 09/15/28 (Call 06/15/28)	16,582	19,564,982
3.90%, 03/15/39 (Call 09/15/38)	12,335	15,158,311
4.00%, 12/15/36(a)	13,957	17,167,333
4.00%, 03/15/49 (Call 09/15/48)(a)	18,837	23,891,898
4.13%, 12/15/46	16,841	21,501,294
4.20%, 09/15/48 (Call 03/15/48)	14,442	18,772,206
4.30%, 06/15/43(a)	12,386	15,882,025
4.40%, 05/15/44(a)	15,688	20,789,170
7.20%, 03/15/39(a)	39,047	65,013,310
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	7,314	8,595,582
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23 (Call 07/23/23)	17,778	18,788,590
3.20%, 09/23/26 (Call 06/23/26)	45,819	51,315,094
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/30 (Call 12/31/29)(a)	33,022	33,517,796
3.03%, 07/09/40 (Call 01/09/40)	25,855	26,782,807
3.18%, 07/09/50 (Call 01/09/50)	28,863	29,449,739
3.38%, 07/09/60 (Call 01/09/60)(a)	2,465	2,521,138
4.40%, 11/26/23 (Call 10/26/23)	15,831	17,652,653
5.00%, 11/26/28 (Call 08/26/28)	29,723	36,750,676
Upjohn Inc. 1.65%, 06/22/25 (Call 05/22/25)(b)	10,988	11,291,705
2.30%, 06/22/27 (Call 04/22/27)(b)	11,383	11,874,872
2.70%, 06/22/30 (Call 03/22/30)(b)	10,011	10,437,198
3.85%, 06/22/40 (Call 12/22/39)(b)	10,750	11,660,957
4.00%, 06/22/50 (Call 12/22/49)(a)(b)	16,553	18,044,129
Wyeth LLC 5.95%, 04/01/37(a)	30,696	45,096,761
6.50%, 02/01/34(a)	9,456	14,726,690
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)	12,085	12,579,859
3.00%, 09/12/27 (Call 06/12/27)(a)	14,887	16,603,931
4.50%, 11/13/25 (Call 08/13/25)	11,060	13,005,883
4.70%, 02/01/43 (Call 08/01/42)	18,416	24,350,945

		4,833,909,618

Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)(b)	18,679	19,696,131
5.13%, 06/30/27 (Call 01/01/27)	25,172	28,356,887
5.88%, 03/31/25 (Call 10/02/24)	22,500	25,939,888
7.00%, 06/30/24 (Call 01/01/24)	14,778	17,151,236
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	6,779	6,648,606
Enbridge Inc. 3.13%, 11/15/29 (Call 08/15/29)	14,627	15,761,249
4.00%, 10/01/23 (Call 07/01/23)	3,567	3,869,394
4.25%, 12/01/26 (Call 09/01/26)	13,682	15,806,873
5.50%, 12/01/46 (Call 06/01/46)	10,562	13,803,084
Energy Transfer Operating LP 2.90%, 05/15/25 (Call 04/15/25)	15,993	16,440,815

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.75%, 05/15/30 (Call 02/15/30)	$20,962	$20,794,304
4.05%, 03/15/25 (Call 12/15/24)	17,785	18,956,112
4.50%, 04/15/24 (Call 03/15/24)	13,270	14,244,903
4.75%, 01/15/26 (Call 10/15/25)	16,882	18,405,357
4.95%, 06/15/28 (Call 03/15/28)	16,780	17,920,845
5.00%, 05/15/50 (Call 11/15/49)	29,560	28,132,370
5.15%, 03/15/45 (Call 09/15/44)	9,713	9,210,716
5.25%, 04/15/29 (Call 01/15/29)	23,021	25,086,861
5.30%, 04/15/47 (Call 10/15/46)	14,943	14,276,938
5.50%, 06/01/27 (Call 03/01/27)	14,898	16,608,216
5.88%, 01/15/24 (Call 10/15/23)	12,345	13,675,198
6.00%, 06/15/48 (Call 12/15/47)	15,969	16,467,049
6.13%, 12/15/45 (Call 06/15/45)	11,262	11,454,919
6.25%, 04/15/49 (Call 10/15/48)	26,647	27,878,870
6.50%, 02/01/42 (Call 08/01/41)	16,426	17,665,307
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	23,166	24,764,153
3.13%, 07/31/29 (Call 04/30/29)	21,355	23,357,339
3.20%, 02/15/52 (Call 08/15/51)	10,711	10,034,182
3.70%, 02/15/26 (Call 11/15/25)	15,060	17,063,936
3.70%, 01/31/51 (Call 07/31/50)	18,020	18,232,052
3.75%, 02/15/25 (Call 11/15/24)	16,292	18,198,091
3.90%, 02/15/24 (Call 11/15/23)	2,661	2,926,188
3.95%, 01/31/60 (Call 07/31/59)	11,792	11,900,848
4.15%, 10/16/28 (Call 07/16/28)	18,564	21,710,568
4.20%, 01/31/50 (Call 07/31/49)	19,581	21,262,005
4.25%, 02/15/48 (Call 08/15/47)	17,555	19,063,675
4.45%, 02/15/43 (Call 08/15/42)	13,150	14,402,122
4.80%, 02/01/49 (Call 08/01/48)	19,402	22,648,760
4.85%, 08/15/42 (Call 02/15/42)	9,294	10,735,206
4.85%, 03/15/44 (Call 09/15/43)	20,618	23,658,699
4.90%, 05/15/46 (Call 11/15/45)	17,280	20,139,455
5.10%, 02/15/45 (Call 08/15/44)	15,842	18,713,009
5.95%, 02/01/41	9,419	12,004,823
Kinder Morgan Energy Partners LP 5.50%, 03/01/44 (Call 09/01/43)	10,834	12,951,200
6.95%, 01/15/38	16,913	22,542,450
Kinder Morgan Inc. 2.00%, 02/15/31 (Call 11/15/30)	7,912	7,752,413
4.30%, 06/01/25 (Call 03/01/25)	24,423	27,699,023
4.30%, 03/01/28 (Call 12/01/27)(a)	20,779	24,018,617
5.05%, 02/15/46 (Call 08/15/45)	14,929	17,556,950
5.20%, 03/01/48 (Call 09/01/47)	11,650	14,171,942
5.30%, 12/01/34 (Call 06/01/34)	11,078	13,404,011
5.55%, 06/01/45 (Call 12/01/44)	25,681	31,689,643
7.75%, 01/15/32	13,830	19,825,676
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	9,580	9,581,576
2.65%, 08/15/30 (Call 05/15/30)	17,225	17,139,197
4.00%, 03/15/28 (Call 12/15/27)	15,866	17,428,926
4.13%, 03/01/27 (Call 12/01/26)	19,762	21,875,761
4.50%, 04/15/38 (Call 10/15/37)	27,231	28,633,889
4.70%, 04/15/48 (Call 10/15/47)	21,979	23,368,970
4.80%, 02/15/29 (Call 11/15/28)(a)	12,079	13,943,710
4.88%, 12/01/24 (Call 09/01/24)	16,558	18,657,674
4.88%, 06/01/25 (Call 03/01/25)	17,719	20,209,625
5.20%, 03/01/47 (Call 09/01/46)	14,438	16,340,162
5.50%, 02/15/49 (Call 08/15/48)	22,272	26,288,526
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	14,022	13,374,421

Security	Par (000)	Value

Pipelines (continued)
3.40%, 09/01/29 (Call 06/01/29)	$13,182	$13,029,698
4.45%, 09/01/49 (Call 03/01/49)	8,110	7,264,409
4.55%, 07/15/28 (Call 04/15/28)	16,461	17,430,841
5.20%, 07/15/48 (Call 01/15/48)	11,926	11,694,758
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	16,326	16,259,615
3.60%, 11/01/24 (Call 08/01/24)	11,677	12,151,320
3.80%, 09/15/30 (Call 06/15/30)	10,599	10,649,782
4.50%, 12/15/26 (Call 09/15/26)	11,551	12,498,198
4.65%, 10/15/25 (Call 07/15/25)	17,116	18,586,964
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	26,270	28,848,101
4.50%, 05/15/30 (Call 11/15/29)(b)	24,644	28,222,309
5.00%, 03/15/27 (Call 09/15/26)(a)	22,766	25,875,515
5.63%, 03/01/25 (Call 12/01/24)	30,321	35,236,762
5.75%, 05/15/24 (Call 02/15/24)	26,457	30,259,665
5.88%, 06/30/26 (Call 12/31/25)	24,658	29,583,468
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	13,007	14,570,302
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27 (Call 07/01/27)	13,279	13,615,888
5.35%, 05/15/45 (Call 11/15/44)	13,129	12,499,235
5.40%, 10/01/47 (Call 04/01/47)	23,103	22,385,388
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	16,512	19,178,900
4.25%, 05/15/28 (Call 02/15/28)	18,996	22,080,702
4.63%, 03/01/34 (Call 12/01/33)	23,634	28,406,336
4.88%, 01/15/26 (Call 10/15/25)	15,825	18,759,488
4.88%, 05/15/48 (Call 11/15/47)	15,347	19,763,164
5.10%, 03/15/49 (Call 09/15/48)	14,352	19,068,346
6.10%, 06/01/40	11,357	15,276,187
6.20%, 10/15/37	15,366	20,879,710
7.63%, 01/15/39	17,125	26,346,804
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	17,031	22,156,394
Williams Companies Inc. (The) 3.50%, 11/15/30 (Call 08/15/30)	13,008	14,346,008
3.75%, 06/15/27 (Call 03/15/27)	23,466	25,872,290
3.90%, 01/15/25 (Call 10/15/24)	12,131	13,340,025
4.00%, 09/15/25 (Call 06/15/25)	13,688	15,286,886
4.30%, 03/04/24 (Call 12/04/23)	12,753	14,027,250
4.55%, 06/24/24 (Call 03/24/24)	11,122	12,407,970
4.85%, 03/01/48 (Call 09/01/47)	10,723	12,369,794
5.10%, 09/15/45 (Call 03/15/45)	15,194	17,642,396
6.30%, 04/15/40	19,517	24,376,335

		1,885,768,804

Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	5,012	4,976,610
3.38%, 08/15/31 (Call 05/15/31)(a)	11,162	12,691,638
American Tower Corp. 2.10%, 06/15/30 (Call 03/15/30)	4,325	4,415,134
2.40%, 03/15/25 (Call 02/15/25)	12,116	12,902,109
2.75%, 01/15/27 (Call 11/15/26)(a)	15,989	17,367,880
2.90%, 01/15/30 (Call 10/15/29)	12,055	13,123,473
3.10%, 06/15/50 (Call 12/15/49)	12,295	12,655,022
3.38%, 10/15/26 (Call 07/15/26)(a)	16,390	18,416,856
3.55%, 07/15/27 (Call 04/15/27)(a)	12,642	14,183,290
3.80%, 08/15/29 (Call 05/15/29)	25,557	29,568,897
4.00%, 06/01/25 (Call 03/01/25)(a)	13,697	15,508,897

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.00%, 02/15/24	$2,871	$3,274,829
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)(a)	14,955	16,145,406
3.20%, 01/15/25 (Call 10/15/24)(a)	16,158	17,564,711
3.25%, 01/30/31 (Call 10/30/30)	22,451	24,498,828
3.40%, 06/21/29 (Call 03/21/29)	7,534	8,249,012
3.65%, 02/01/26 (Call 11/03/25)(a)	23,745	26,495,288
4.50%, 12/01/28 (Call 09/01/28)(a)	8,446	9,984,658
Brixmor Operating Partnership LP 4.05%, 07/01/30 (Call 04/01/30)	162	173,858
4.13%, 05/15/29 (Call 02/15/29)(a)	10,111	10,921,770
Crown Castle International Corp. 2.25%, 01/15/31 (Call 10/15/30)	18,776	19,191,646
3.20%, 09/01/24 (Call 07/01/24)(a)	2,849	3,092,604
3.25%, 01/15/51 (Call 07/15/50)	15,976	16,530,808
3.30%, 07/01/30 (Call 04/01/30)	14,370	15,958,931
3.65%, 09/01/27 (Call 06/01/27)(a)	13,746	15,518,501
3.70%, 06/15/26 (Call 03/15/26)(a)	10,682	12,049,108
3.80%, 02/15/28 (Call 11/15/27)(a)	20,477	23,376,433
4.45%, 02/15/26 (Call 11/15/25)(a)	14,535	16,837,282
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	7,739	8,903,694
3.70%, 08/15/27 (Call 05/15/27)	24,617	28,079,024
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	10,410	10,655,038
2.63%, 11/18/24 (Call 10/18/24)	16,973	18,188,437
3.20%, 11/18/29 (Call 08/18/29)(a)	20,353	22,498,369
5.38%, 05/15/27 (Call 05/15/22)(a)	20,332	22,264,087
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	11,277	14,455,001
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	12,106	13,046,380
5.30%, 01/15/29 (Call 10/15/28)(a)	13,152	14,635,091
5.38%, 04/15/26 (Call 01/15/26)	15,699	17,389,062
Healthpeak Properties Inc. 3.00%, 01/15/30 (Call 10/15/29)(a)	11,440	12,440,129
3.88%, 08/15/24 (Call 05/17/24)(a)	9,334	10,402,909
4.00%, 06/01/25 (Call 03/01/25)(a)	13,412	15,144,044
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)	2,936	2,873,671
2.25%, 04/15/30 (Call 01/15/30)(a)	13,867	14,789,415
3.75%, 11/01/25 (Call 08/01/25)(a)	8,747	10,014,990
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	2,885	3,194,673
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)(a)	16,047	16,585,953
2.45%, 09/13/29 (Call 06/13/29)(a)	20,328	20,297,711
2.65%, 07/15/30 (Call 04/15/30)	13,423	13,479,217
3.25%, 11/30/26 (Call 08/30/26)(a)	11,258	12,358,843
3.25%, 09/13/49 (Call 03/13/49)(a)	19,271	18,220,632
3.30%, 01/15/26 (Call 10/15/25)	12,401	13,541,964
3.38%, 10/01/24 (Call 07/01/24)(a)	16,729	18,119,188
3.38%, 06/15/27 (Call 03/15/27)(a)	11,684	12,591,648
3.38%, 12/01/27 (Call 09/01/27)(a)	15,754	17,044,218
3.50%, 09/01/25 (Call 06/01/25)	1,397	1,537,018
3.80%, 07/15/50 (Call 01/15/50)	10,255	10,599,744
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	11,237	12,510,953
Welltower Inc. 3.10%, 01/15/30 (Call 10/15/29)(a)	11,837	12,447,607
3.63%, 03/15/24 (Call 02/15/24)(a)	15,062	16,277,613
4.00%, 06/01/25 (Call 03/01/25)	20,488	23,060,307
4.25%, 04/15/28 (Call 01/15/28)	11,155	12,626,683

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)(a)	$3,418	$3,939,024
4.00%, 04/15/30 (Call 01/15/30)	12,713	14,776,307
7.38%, 03/15/32(a)	21,339	30,802,640

		915,464,763

Retail — 3.8%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	12,925	15,324,397
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	14,035	14,358,642
1.60%, 04/20/30 (Call 01/20/30)	27,866	28,390,502
1.75%, 04/20/32 (Call 01/20/32)	21,369	21,985,754
2.75%, 05/18/24 (Call 03/18/24)(a)	7,235	7,812,181
3.00%, 05/18/27 (Call 02/18/27)(a)	8,159	9,171,585
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	20,362	23,342,252
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)(a)	17,225	19,540,136
4.20%, 05/15/28 (Call 02/15/28)	18,451	21,744,153
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)(a)	20,536	22,166,661
2.50%, 04/15/27 (Call 02/15/27)	11,971	13,106,877
2.70%, 04/15/30 (Call 01/15/30)(a)	23,418	25,934,901
2.80%, 09/14/27 (Call 06/14/27)(a)	12,854	14,363,151
2.95%, 06/15/29 (Call 03/15/29)(a)	22,387	25,181,211
3.00%, 04/01/26 (Call 01/01/26)(a)	19,139	21,440,279
3.13%, 12/15/49 (Call 06/15/49)(a)	24,253	26,606,642
3.30%, 04/15/40 (Call 10/15/39)	21,540	24,536,289
3.35%, 09/15/25 (Call 06/15/25)(a)	13,582	15,294,007
3.35%, 04/15/50 (Call 10/15/49)(a)	24,300	27,733,828
3.50%, 09/15/56 (Call 03/15/56)	15,400	18,268,316
3.75%, 02/15/24 (Call 11/15/23)(a)	17,563	19,433,579
3.90%, 12/06/28 (Call 09/06/28)(a)	6,946	8,299,707
3.90%, 06/15/47 (Call 12/15/46)	16,992	20,743,171
4.20%, 04/01/43 (Call 10/01/42)	12,004	15,041,646
4.25%, 04/01/46 (Call 10/01/45)(a)	24,067	30,731,179
4.40%, 03/15/45 (Call 09/15/44)	15,672	20,100,287
4.50%, 12/06/48 (Call 06/06/48)(a)	23,569	31,435,736
4.88%, 02/15/44 (Call 08/15/43)	15,822	21,358,638
5.88%, 12/16/36	41,645	62,234,113
5.95%, 04/01/41 (Call 10/01/40)	13,626	20,607,393
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)(a)	18,925	20,577,847
3.10%, 05/03/27 (Call 02/03/27)(a)	19,779	22,011,031
3.38%, 09/15/25 (Call 06/15/25)(a)	6,809	7,609,194
3.65%, 04/05/29 (Call 01/05/29)(a)	23,299	26,874,835
3.70%, 04/15/46 (Call 10/15/45)(a)	18,512	20,912,744
4.00%, 04/15/25 (Call 03/15/25)(a)	12,200	13,915,388
4.05%, 05/03/47 (Call 11/03/46)(a)	23,499	27,904,294
4.38%, 09/15/45 (Call 03/15/45)	11,583	14,052,808
4.50%, 04/15/30 (Call 01/15/30)	20,612	25,565,270
4.55%, 04/05/49 (Call 10/05/48)(a)	23,621	30,168,741
4.65%, 04/15/42 (Call 10/15/41)	7,478	9,453,217
5.00%, 04/15/40 (Call 10/15/39)	13,107	17,309,841
5.13%, 04/15/50 (Call 10/15/49)	19,334	26,702,116
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	5,612	5,841,978
2.63%, 09/01/29 (Call 06/01/29)	20,631	22,425,680
3.30%, 07/01/25 (Call 06/01/25)	11,271	12,586,394
3.50%, 03/01/27 (Call 12/01/26)(a)	10,370	11,740,300
3.50%, 07/01/27 (Call 05/01/27)	16,279	18,584,362
3.60%, 07/01/30 (Call 04/01/30)(a)	22,589	26,182,117

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 09/01/49 (Call 03/01/49)	$24,671	$27,779,452
3.70%, 01/30/26 (Call 10/30/25)(a)	30,771	35,224,770
3.80%, 04/01/28 (Call 01/01/28)	12,730	14,800,757
4.20%, 04/01/50 (Call 10/01/49)	13,244	16,104,080
4.45%, 03/01/47 (Call 09/01/46)	17,943	22,150,903
4.45%, 09/01/48 (Call 03/01/48)(a)	12,387	15,411,737
4.70%, 12/09/35 (Call 06/09/35)	8,720	11,137,717
4.88%, 12/09/45 (Call 06/09/45)(a)	24,665	32,034,377
6.30%, 10/15/37(a)	12,581	18,532,248
6.30%, 03/01/38(a)	10,534	15,573,215
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	11,618	13,378,665
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)	12,432	12,858,152
2.55%, 11/15/30 (Call 08/15/30)	24,653	26,118,113
3.50%, 11/15/50 (Call 05/15/50)	17,464	18,419,083
3.55%, 08/15/29 (Call 05/15/29)(a)	13,068	15,008,432
3.80%, 08/15/25 (Call 06/15/25)(a)	24,077	27,355,558
3.85%, 10/01/23 (Call 07/01/23)	2,519	2,748,001
4.00%, 11/15/28 (Call 08/15/28)(a)	9,569	11,204,698
4.45%, 08/15/49 (Call 02/15/49)	13,446	16,259,941
4.50%, 11/15/48 (Call 05/15/48)	15,370	18,755,262
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)	8,128	8,726,544
2.35%, 02/15/30 (Call 11/15/29)	12,487	13,528,241
2.50%, 04/15/26(a)	5,075	5,556,635
2.65%, 09/15/30 (Call 06/15/30)	9,598	10,663,259
3.38%, 04/15/29 (Call 01/15/29)(a)	21,034	24,441,298
3.50%, 07/01/24	4,807	5,343,829
3.63%, 04/15/46(a)	20,709	25,521,117
3.90%, 11/15/47 (Call 05/15/47)	11,748	15,170,229
4.00%, 07/01/42(a)	20,037	25,763,635
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)(a)	13,674	14,591,669
3.50%, 04/15/25 (Call 03/15/25)	21,103	23,533,023
3.75%, 04/15/27 (Call 02/15/27)	8,279	9,533,859
3.88%, 04/15/30 (Call 01/15/30)	19,321	22,923,041
4.50%, 04/15/50 (Call 10/15/49)	13,731	17,406,899
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	24,561	27,000,556
3.80%, 11/18/24 (Call 08/18/24)	18,290	20,204,380
4.10%, 04/15/50 (Call 10/15/49)	17,826	17,927,175
4.80%, 11/18/44 (Call 05/18/44)	11,881	12,965,988
Walmart Inc. 2.65%, 12/15/24 (Call 10/15/24)(a)	15,843	17,181,146
2.85%, 07/08/24 (Call 06/08/24)(a)	23,584	25,654,241
2.95%, 09/24/49 (Call 03/24/49)(a)	12,153	13,410,235
3.05%, 07/08/26 (Call 05/08/26)(a)	25,354	28,548,110
3.25%, 07/08/29 (Call 04/08/29)(a)	24,251	28,273,819
3.30%, 04/22/24 (Call 01/22/24)(a)	13,866	15,164,024
3.55%, 06/26/25 (Call 04/26/25)(a)	25,238	28,720,498
3.63%, 12/15/47 (Call 06/15/47)	15,627	19,045,453
3.70%, 06/26/28 (Call 03/26/28)(a)	44,464	52,640,876
3.95%, 06/28/38 (Call 12/28/37)(a)	27,748	34,634,787
4.05%, 06/29/48 (Call 12/29/47)	46,226	59,809,163
5.25%, 09/01/35	31,463	45,694,052
5.63%, 04/01/40(a)	6,141	9,120,002
5.63%, 04/15/41	15,015	22,559,653
6.20%, 04/15/38	9,217	14,516,111

Security	Par (000)	Value

Retail (continued)
6.50%, 08/15/37(a)	$18,524	$29,391,108

		2,122,725,186

Semiconductors — 2.9%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)	11,335	12,919,636
3.90%, 12/15/25 (Call 09/15/25)(a)	15,186	17,444,512
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	6,544	6,793,978
2.75%, 06/01/50 (Call 12/01/49)	8,489	8,970,428
3.30%, 04/01/27 (Call 01/01/27)(a)	25,723	29,367,224
4.35%, 04/01/47 (Call 10/01/46)(a)	14,365	19,286,593
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)(a)	8,260	8,844,617
3.50%, 01/15/28 (Call 10/15/27)(a)	13,171	14,223,118
3.63%, 01/15/24 (Call 11/15/23)	22,142	23,908,349
3.88%, 01/15/27 (Call 10/15/26)(a)	69,127	76,554,924
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	37,592	40,682,848
3.46%, 09/15/26 (Call 07/15/26)	25,799	28,263,225
3.63%, 10/15/24 (Call 09/15/24)	27,167	29,844,104
4.11%, 09/15/28 (Call 06/15/28)	34,528	38,753,544
4.15%, 11/15/30 (Call 08/15/30)	46,177	51,987,032
4.25%, 04/15/26 (Call 02/15/26)	39,633	44,957,028
4.30%, 11/15/32 (Call 08/15/32)	36,543	41,984,713
4.70%, 04/15/25 (Call 03/15/25)	21,448	24,506,650
4.75%, 04/15/29 (Call 01/15/29)	33,944	39,820,643
5.00%, 04/15/30 (Call 01/15/30)	30,095	35,781,080
Intel Corp. 2.45%, 11/15/29 (Call 08/15/29)	33,188	36,049,426
2.60%, 05/19/26 (Call 02/19/26)(a)	15,644	17,155,414
2.88%, 05/11/24 (Call 03/11/24)	9,869	10,681,312
3.10%, 02/15/60 (Call 08/15/59)	16,212	17,293,575
3.15%, 05/11/27 (Call 02/11/27)(a)	12,563	14,145,699
3.25%, 11/15/49 (Call 05/15/49)	29,886	33,312,481
3.40%, 03/25/25 (Call 02/25/25)	17,855	20,001,135
3.70%, 07/29/25 (Call 04/29/25)(a)	41,072	46,762,563
3.73%, 12/08/47 (Call 06/08/47)	30,883	36,581,123
3.75%, 03/25/27 (Call 01/25/27)	12,348	14,416,020
3.90%, 03/25/30 (Call 12/25/29)	24,045	29,202,619
4.00%, 12/15/32(a)	9,436	11,820,415
4.10%, 05/19/46 (Call 11/19/45)	19,949	24,799,107
4.10%, 05/11/47 (Call 11/11/46)(a)	16,175	20,101,945
4.60%, 03/25/40 (Call 09/25/39)	17,330	23,011,192
4.75%, 03/25/50 (Call 09/25/49)(a)	37,380	51,392,738
4.80%, 10/01/41(a)	9,641	12,903,801
4.90%, 07/29/45 (Call 01/29/45)(a)	11,232	15,277,763
4.95%, 03/25/60 (Call 09/25/59)	8,823	12,717,348
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	11,168	11,872,378
4.10%, 03/15/29 (Call 12/15/28)(a)	14,990	17,950,476
4.65%, 11/01/24 (Call 08/01/24)(a)	16,381	18,816,706
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)	11,779	12,197,734
2.88%, 06/15/50 (Call 12/15/49)	13,843	14,602,078
3.75%, 03/15/26 (Call 01/15/26)	11,625	13,371,126
4.00%, 03/15/29 (Call 12/15/28)(a)	13,791	16,507,539
4.88%, 03/15/49 (Call 09/15/48)	8,052	11,438,940
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)(a)	15,306	17,507,623
4.66%, 02/15/30 (Call 11/15/29)	13,937	16,226,127

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp. 2.85%, 04/01/30 (Call 01/01/30)	$23,294	$25,899,145
3.20%, 09/16/26 (Call 06/16/26)	17,886	20,185,612
3.50%, 04/01/40 (Call 10/01/39)	19,249	22,011,543
3.50%, 04/01/50 (Call 10/01/49)	29,138	32,928,140
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(b)	9,083	10,234,743
NXP BV/NXP Funding LLC/NXP USA Inc. 3.40%, 05/01/30 (Call 02/01/30)(b)	16,268	18,046,738
3.88%, 06/18/26 (Call 04/18/26)(a)(b)	14,179	16,002,201
4.30%, 06/18/29 (Call 03/18/29)(a)(b)	15,872	18,476,351
QUALCOMM Inc. 1.65%, 05/20/32 (Call 02/20/32)(b)	60,115	59,861,723
2.15%, 05/20/30 (Call 02/20/30)	16,999	17,971,302
3.25%, 05/20/27 (Call 02/20/27)(a)	37,618	42,526,852
3.25%, 05/20/50 (Call 11/20/49)	11,247	12,597,541
4.30%, 05/20/47 (Call 11/20/46)	22,665	28,911,796
4.65%, 05/20/35 (Call 11/20/34)(a)	15,693	21,141,030
4.80%, 05/20/45 (Call 11/20/44)(a)	20,285	27,317,523
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	9,330	9,680,215
1.75%, 05/04/30 (Call 02/04/30)	10,501	10,847,278
2.25%, 09/04/29 (Call 06/04/29)	14,908	15,980,377
3.88%, 03/15/39 (Call 09/15/38)	11,960	14,867,960
4.15%, 05/15/48 (Call 11/15/47)	21,529	28,137,469

		1,646,636,188

Software — 3.8%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	11,587	10,820,053
3.40%, 09/15/26 (Call 06/15/26)	345	395,077
Adobe Inc. 2.15%, 02/01/27 (Call 12/01/26)	13,568	14,579,675
2.30%, 02/01/30 (Call 11/01/29)	22,835	24,658,966
3.25%, 02/01/25 (Call 11/01/24)(a)	6,520	7,236,761
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)(a)	12,157	13,535,012
3.75%, 05/21/29 (Call 02/21/29)(a)	16,478	19,284,144
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)	16,651	17,896,350
2.65%, 06/01/30 (Call 03/01/30)	17,006	18,276,365
2.75%, 07/01/24 (Call 06/01/24)	28,763	30,854,286
3.20%, 07/01/26 (Call 05/01/26)(a)	32,243	36,100,388
3.50%, 07/01/29 (Call 04/01/29)	42,313	48,194,659
3.80%, 10/01/23 (Call 09/01/23)	6,931	7,581,721
3.85%, 06/01/25 (Call 03/01/25)(a)	13,660	15,493,276
4.20%, 10/01/28 (Call 07/01/28)(a)	16,227	19,249,608
4.40%, 07/01/49 (Call 01/01/49)(a)	32,559	40,822,871
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)(a)	62,001	67,792,768
2.53%, 06/01/50 (Call 12/01/49)	132,837	138,549,144
2.68%, 06/01/60 (Call 12/01/59)	73,170	76,588,795
2.70%, 02/12/25 (Call 11/12/24)(a)	42,437	46,310,560
2.88%, 02/06/24 (Call 12/06/23)	39,927	43,079,356
3.13%, 11/03/25 (Call 08/03/25)(a)	47,599	53,352,382
3.30%, 02/06/27 (Call 11/06/26)	60,630	69,411,916
3.45%, 08/08/36 (Call 02/08/36)(a)	34,754	41,748,222
3.50%, 02/12/35 (Call 08/12/34)(a)	26,720	32,794,485
3.50%, 11/15/42	17,019	20,425,499
3.63%, 12/15/23 (Call 09/15/23)	12,258	13,488,334
3.70%, 08/08/46 (Call 02/08/46)	67,477	83,910,389

Security	Par (000)	Value

Software (continued)
3.75%, 02/12/45 (Call 08/12/44)	$100	$123,772
3.95%, 08/08/56 (Call 02/08/56)(a)	29,289	38,075,700
4.00%, 02/12/55 (Call 08/12/54)(a)	1,809	2,381,647
4.10%, 02/06/37 (Call 08/06/36)	29,475	37,838,025
4.20%, 11/03/35 (Call 05/03/35)	16,438	21,627,067
4.25%, 02/06/47 (Call 08/06/46)	10,307	13,885,003
4.45%, 11/03/45 (Call 05/03/45)	7,714	10,696,585
4.50%, 02/06/57 (Call 08/06/56)	4,307	6,132,783
5.30%, 02/08/41	200	297,570
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)	9,674	10,211,723
2.50%, 04/01/25 (Call 03/01/25)	53,540	57,642,513
2.65%, 07/15/26 (Call 04/15/26)(a)	50,520	55,365,565
2.80%, 04/01/27 (Call 02/01/27)	14,574	16,031,130
2.95%, 11/15/24 (Call 09/15/24)(a)	35,750	38,988,299
2.95%, 05/15/25 (Call 02/15/25)(a)	38,634	42,380,057
2.95%, 04/01/30 (Call 01/01/30)(a)	58,639	65,715,930
3.25%, 11/15/27 (Call 08/15/27)(a)	45,020	50,720,613
3.40%, 07/08/24 (Call 04/08/24)(a)	18,326	20,124,511
3.60%, 04/01/40 (Call 10/01/39)	41,662	47,019,146
3.60%, 04/01/50 (Call 10/01/49)	68,566	76,243,815
3.80%, 11/15/37 (Call 05/15/37)(a)	26,898	31,045,873
3.85%, 07/15/36 (Call 01/15/36)	11,151	13,024,911
3.85%, 04/01/60 (Call 10/01/59)	51,171	58,922,045
3.90%, 05/15/35 (Call 11/15/34)	19,232	23,354,231
4.00%, 07/15/46 (Call 01/15/46)	42,058	49,308,231
4.00%, 11/15/47 (Call 05/15/47)(a)	33,486	39,364,923
4.13%, 05/15/45 (Call 11/15/44)	28,060	33,320,313
4.30%, 07/08/34 (Call 01/08/34)(a)	27,105	33,859,894
4.38%, 05/15/55 (Call 11/15/54)(a)	16,900	21,133,947
4.50%, 07/08/44 (Call 01/08/44)	16,620	20,626,530
5.38%, 07/15/40	33,100	45,158,118
6.13%, 07/08/39(a)	19,141	28,080,783
6.50%, 04/15/38(a)	15,684	24,056,987
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a) .	19,496	22,777,305
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	20,716	22,978,123
4.50%, 05/15/25 (Call 04/15/25)	15,357	17,484,939
4.70%, 05/15/30 (Call 02/15/30)	11,722	13,797,745

		2,122,227,414

Telecommunications — 6.8%
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	5,328	5,386,825
2.25%, 02/01/32 (Call 11/01/31)	27,837	28,173,914
2.30%, 06/01/27 (Call 04/01/27)	13,515	14,343,338
2.75%, 06/01/31 (Call 03/01/31)	45,884	48,764,529
3.10%, 02/01/43 (Call 08/01/42)	25,607	25,425,946
3.30%, 02/01/52 (Call 08/01/51)	24,600	24,288,999
3.40%, 05/15/25 (Call 02/15/25)	163	180,840
3.50%, 06/01/41 (Call 12/01/40)	35,768	37,852,230
3.50%, 02/01/61 (Call 08/01/60)	25,682	25,427,979
3.65%, 06/01/51 (Call 12/01/50)	54,099	56,734,584
3.80%, 02/15/27 (Call 11/15/26)	20,899	23,860,708
3.85%, 06/01/60 (Call 12/01/59)	21,888	23,054,339
3.90%, 03/11/24 (Call 12/11/23)(a)	1,950	2,155,738
3.95%, 01/15/25 (Call 10/15/24)(a)	18,596	20,916,907
4.10%, 02/15/28 (Call 11/15/27)(a)	39,060	45,494,053
4.13%, 02/17/26 (Call 11/17/25)(a)	40,414	46,653,392
4.25%, 03/01/27 (Call 12/01/26)(a)	31,483	36,869,990
4.30%, 02/15/30 (Call 11/15/29)	48,583	57,848,055

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 12/15/42 (Call 06/15/42)	$28,968	$32,885,676
4.35%, 03/01/29 (Call 12/01/28)(a)	44,426	52,808,609
4.35%, 06/15/45 (Call 12/15/44)	47,017	53,299,943
4.45%, 04/01/24 (Call 01/01/24)(a)	3,947	4,430,887
4.50%, 05/15/35 (Call 11/15/34)(a)	39,530	47,268,183
4.50%, 03/09/48 (Call 09/09/47)(a)	64,677	75,930,209
4.55%, 03/09/49 (Call 09/09/48)	35,354	41,698,367
4.75%, 05/15/46 (Call 11/15/45)	52,823	63,235,523
4.80%, 06/15/44 (Call 12/15/43)	38,945	46,795,436
4.85%, 03/01/39 (Call 09/01/38)	30,508	37,044,522
4.85%, 07/15/45 (Call 01/15/45)	12,149	14,588,344
4.90%, 08/15/37 (Call 02/14/37)	17,016	21,039,452
5.15%, 03/15/42(a)	16,737	20,813,124
5.15%, 11/15/46 (Call 05/15/46)	27,185	33,931,594
5.15%, 02/15/50 (Call 08/14/49)	24,990	31,719,450
5.25%, 03/01/37 (Call 09/01/36)(a)	45,467	57,099,496
5.35%, 09/01/40(a)	24,877	32,004,604
5.45%, 03/01/47 (Call 09/01/46)(a)	28,835	37,598,057
5.55%, 08/15/41	14,176	18,302,951
5.65%, 02/15/47 (Call 08/15/46)(a)	22,989	30,447,395
5.70%, 03/01/57 (Call 09/01/56)	15,505	21,202,812
6.00%, 08/15/40 (Call 05/15/40)(a)	18,590	25,059,554
6.30%, 01/15/38(a)	3,908	5,400,219
6.38%, 03/01/41(a)	15,119	21,312,182
British Telecommunications PLC, 9.63%, 12/15/30	43,992	71,582,361
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)	5,312	5,600,000
2.50%, 09/20/26 (Call 06/20/26)(a)	22,282	24,622,238
2.95%, 02/28/26(a)	16,679	18,784,352
3.63%, 03/04/24(a)	9,294	10,315,360
5.50%, 01/15/40	31,040	45,535,860
5.90%, 02/15/39(a)	30,954	46,674,651
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)	9,611	11,616,574
5.45%, 11/15/79 (Call 05/15/79)(a)	17,415	21,561,181
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	54,615	85,790,951
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	15,295	15,244,548
4.60%, 05/23/29 (Call 02/23/29)(a)	14,584	17,123,273
Orange SA 5.38%, 01/13/42	15,680	22,167,634
5.50%, 02/06/44 (Call 08/06/43)	13,058	18,954,028
9.00%, 03/01/31	38,956	63,638,085
Rogers Communications Inc. 3.70%, 11/15/49 (Call 05/15/49)(a)	13,679	15,535,812
4.10%, 10/01/23 (Call 07/01/23)	5,200	5,736,841
4.30%, 02/15/48 (Call 08/15/47)	11,502	14,142,248
4.35%, 05/01/49 (Call 11/01/48)	19,757	24,476,475
5.00%, 03/15/44 (Call 09/15/43)(a)	14,502	18,874,365
Telefonica Emisiones SA 4.10%, 03/08/27(a)	25,992	29,753,063
4.67%, 03/06/38	9,862	11,481,870
4.90%, 03/06/48(a)	17,855	21,124,831
5.21%, 03/08/47	36,570	44,092,036
5.52%, 03/01/49 (Call 09/01/48)(a)	20,852	26,284,029
7.05%, 06/20/36	28,926	41,846,431
Telefonica Europe BV, 8.25%, 09/15/30	18,591	28,301,219
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	13,224	16,671,006

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)(b)	$18,399	$18,676,843
2.05%, 02/15/28 (Call 12/15/27)(b)	15,439	15,853,902
2.55%, 02/15/31 (Call 11/15/30)(b)	32,849	34,330,805
3.50%, 04/15/25 (Call 03/15/25)(b)	43,091	47,614,284
3.75%, 04/15/27 (Call 02/15/27)(b)	62,978	71,330,993
3.88%, 04/15/30 (Call 01/15/30)(b)	103,158	118,237,172
4.38%, 04/15/40 (Call 10/15/39)(b)	25,119	30,224,336
4.50%, 04/15/50 (Call 10/15/49)(b)	47,370	57,613,815
Verizon Communications Inc. 2.63%, 08/15/26(a)	35,545	39,159,948
3.00%, 03/22/27 (Call 01/22/27)	11,179	12,486,882
3.15%, 03/22/30 (Call 12/22/29)(a)	16,293	18,445,265
3.38%, 02/15/25(a)	39,182	43,791,394
3.50%, 11/01/24 (Call 08/01/24)(a)	26,893	29,943,610
3.85%, 11/01/42 (Call 05/01/42)	10,561	12,468,587
3.88%, 02/08/29 (Call 11/08/28)(a)	17,527	20,761,993
4.00%, 03/22/50 (Call 09/22/49)(a)	13,585	16,980,510
4.02%, 12/03/29 (Call 09/03/29)(a)	60,191	72,177,442
4.13%, 03/16/27	50,680	59,824,035
4.13%, 08/15/46(a)	16,389	20,133,162
4.27%, 01/15/36	38,061	46,426,264
4.33%, 09/21/28	64,750	78,318,350
4.40%, 11/01/34 (Call 05/01/34)	39,758	49,498,865
4.50%, 08/10/33	46,759	59,204,277
4.52%, 09/15/48	60,743	79,468,573
4.67%, 03/15/55	31,640	43,168,474
4.81%, 03/15/39	25,198	33,215,238
4.86%, 08/21/46	59,021	79,298,267
5.01%, 04/15/49	39,233	54,615,788
5.01%, 08/21/54(a)	12,621	18,221,704
5.15%, 09/15/23(a)	24,160	27,530,905
5.25%, 03/16/37	42,732	57,901,706
5.50%, 03/16/47(a)	20,917	30,411,538
6.55%, 09/15/43	15,842	25,215,022
Vodafone Group PLC 3.75%, 01/16/24(a)	31,566	34,606,551
4.13%, 05/30/25(a)	23,140	26,534,714
4.25%, 09/17/50	20,429	23,737,515
4.38%, 05/30/28(a)	37,618	44,990,914
4.38%, 02/19/43	21,734	25,339,729
4.88%, 06/19/49(a)	25,749	32,177,439
5.00%, 05/30/38(a)	14,521	18,153,862
5.25%, 05/30/48	46,294	60,128,712
6.15%, 02/27/37(a)	26,143	36,783,277

		3,851,882,939

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	16,166	16,911,295

Transportation — 1.5%
Burlington Northern Santa Fe LLC 3.55%, 02/15/50 (Call 08/15/49)(a)	7,943	9,404,475
3.85%, 09/01/23 (Call 06/01/23)(a)	2,697	2,946,942
3.90%, 08/01/46 (Call 02/01/46)(a)	11,766	14,443,672
4.05%, 06/15/48 (Call 12/15/47)	11,277	14,161,163
4.13%, 06/15/47 (Call 12/15/46)(a)	12,063	15,282,299
4.15%, 04/01/45 (Call 10/01/44)	14,284	18,024,964
4.15%, 12/15/48 (Call 06/15/48)	12,043	15,455,112
4.45%, 03/15/43 (Call 09/15/42)(a)	10,862	14,050,111
4.55%, 09/01/44 (Call 03/01/44)	14,278	18,804,517

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.90%, 04/01/44 (Call 10/01/43)(a)	$13,276	$18,290,982
5.75%, 05/01/40 (Call 11/01/39)(a)	12,247	17,654,930
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	14,168	21,632,868
CSX Corp. 3.25%, 06/01/27 (Call 03/01/27)(a)	13,456	15,187,441
3.80%, 03/01/28 (Call 12/01/27)	22,979	26,760,592
3.80%, 11/01/46 (Call 05/01/46)	10,038	11,697,036
4.10%, 03/15/44 (Call 09/15/43)	8,783	10,670,898
4.25%, 03/15/29 (Call 12/15/28)(a)	17,230	20,743,943
4.30%, 03/01/48 (Call 09/01/47)	14,034	17,689,367
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)	16,274	18,041,718
3.25%, 04/01/26 (Call 01/01/26)	18,925	21,055,416
3.80%, 05/15/25 (Call 04/15/25)(a)	14,645	16,516,607
4.00%, 01/15/24(a)	2,659	2,943,157
4.05%, 02/15/48 (Call 08/15/47)	15,091	16,770,806
4.25%, 05/15/30 (Call 02/15/30)	12,266	14,646,376
4.40%, 01/15/47 (Call 07/15/46)	10,131	11,672,669
4.55%, 04/01/46 (Call 10/01/45)(a)	19,143	22,599,504
4.75%, 11/15/45 (Call 05/15/45)	19,283	23,276,199
4.95%, 10/17/48 (Call 04/17/48)	16,787	21,004,584
5.10%, 01/15/44(a)	10,163	12,788,497
5.25%, 05/15/50 (Call 11/15/49)	17,427	23,178,151
Norfolk Southern Corp. 3.05%, 05/15/50 (Call 11/15/49)	11,988	12,650,434
3.16%, 05/15/55 (Call 11/15/54)(b)	12,350	12,844,547
Union Pacific Corp. 2.40%, 02/05/30 (Call 11/05/29)	18,926	20,400,653
3.25%, 02/05/50 (Call 08/05/49)(a)	21,152	23,255,444
3.70%, 03/01/29 (Call 12/01/28)(a)	18,654	21,837,272
3.75%, 02/05/70 (Call 08/05/69)	12,231	13,825,574
3.80%, 10/01/51 (Call 04/01/51)	15,034	18,132,554
3.84%, 03/20/60 (Call 09/20/59)	27,748	32,351,990
3.95%, 09/10/28 (Call 06/10/28)	27,088	32,110,866
4.30%, 03/01/49 (Call 09/01/48)	14,986	19,248,979
4.38%, 09/10/38 (Call 03/10/38)	9,658	11,992,146
United Parcel Service Inc. 3.05%, 11/15/27 (Call 08/15/27)(a)	11,459	12,960,064
3.40%, 03/15/29 (Call 12/15/28)(a)	13,974	16,153,426
3.75%, 11/15/47 (Call 05/15/47)	16,368	19,472,533

Security	Par/ Shares (000)	Value

Transportation (continued)
3.90%, 04/01/25 (Call 03/01/25)	$17,381	$19,769,436
4.25%, 03/15/49 (Call 09/15/48)(a)	9,915	12,639,153
4.45%, 04/01/30 (Call 01/01/30)	13,146	16,519,435
5.30%, 04/01/50 (Call 10/01/49)	19,601	28,813,544
6.20%, 01/15/38	21,194	31,990,020

		864,363,066

Water — 0.0%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)(a)	12,162	14,291,643
6.59%, 10/15/37	3,661	5,525,656

		19,817,299

Total Corporate Bonds & Notes — 98.0% (Cost: $51,742,741,993)		55,360,166,153

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(d)(e)(f)	1,620,564	1,622,184,391
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(d)(e)	829,904	829,904,000

		2,452,088,391

Total Short-Term Investments — 4.3% (Cost: $2,450,353,794)		2,452,088,391

Total Investments in Securities — 102.3% (Cost: $54,193,095,787)		57,812,254,544

Other Assets, Less Liabilities — (2.3)%		(1,290,457,138)

Net Assets — 100.0%		$56,521,797,406

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,753,399,512	$—		$(1,131,443,443	)(a)	$(41,701)	$270,023	$1,622,184,391	1,620,564	$6,779,365	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	724,234,000	105,670,000	(a)	—		—	—	829,904,000	829,904	880,927		—

						$(41,701)	$270,023	$2,452,088,391		$7,660,292		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$55,360,166,153	$—	$55,360,166,153
Money Market Funds	2,452,088,391	—	—	2,452,088,391

	$2,452,088,391	$55,360,166,153	$—	$57,812,254,544

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	48

Statements of Assets and Liabilities  (unaudited)

August 31, 2020

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$30,885,976,334	$55,360,166,153
Affiliated(c)	2,107,346,140	2,452,088,391
Cash	4,011,912	7,141
Receivables:
Investments sold	2,006,282	213,191,717
Securities lending income — Affiliated	919,138	636,687
Capital shares sold	127,742,580	24,357,475
Dividends	18,022	85,748
Interest	468,555,037	516,126,316

Total assets	33,596,575,445	58,566,659,628

LIABILITIES
Collateral on securities loaned, at value	2,084,277,224	1,619,835,756
Payables:
Investments purchased	179,327,715	410,987,380
Capital shares redeemed	81,763	7,204,157
Investment advisory fees	12,542,781	6,834,929

Total liabilities	2,276,229,483	2,044,862,222

NET ASSETS	$31,320,345,962	$56,521,797,406

NET ASSETS CONSIST OF:
Paid-in capital	$32,104,851,413	$51,714,955,160
Accumulated earnings (loss)	(784,505,451)	4,806,842,246

NET ASSETS	$31,320,345,962	$56,521,797,406

Shares outstanding	368,300,000	418,300,000

Net asset value	$85.04	$135.12

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,008,589,310	$1,567,882,483
(b) Investments, at cost — Unaffiliated	$30,562,863,300	$51,742,741,993
(c) Investments, at cost — Affiliated	$2,105,850,484	$2,450,353,794

See notes to financial statements.

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended August 31, 2020

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$406,389	$880,927
Interest — Unaffiliated	617,418,704	720,419,117
Securities lending income — Affiliated — net	7,381,795	6,779,365
Other income — Unaffiliated	2,049,832	108,556

Total investment income	627,256,720	728,187,965

EXPENSES
Investment advisory fees	56,573,310	34,621,399
Miscellaneous	264	264

Total expenses	56,573,574	34,621,663

Net investment income	570,683,146	693,566,302

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(393,345,439)	(22,473,940)
Investments — Affiliated	(247,502)	(41,701)
In-kind redemptions — Unaffiliated	259,019,769	1,261,576,477

Net realized gain (loss)	(134,573,172)	1,239,060,836

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	899,717,736	1,518,136,952
Investments — Affiliated	31,059	270,023
Short sales — Unaffiliated	—	(156)

Net change in unrealized appreciation (depreciation)	899,748,795	1,518,406,819

Net realized and unrealized gain	765,175,623	2,757,467,655

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,335,858,769	$3,451,033,957

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	50

Statements of Changes in Net Assets

	iShares		iShares
	iBoxx $ High Yield Corporate Bond ETF		iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended		Six Months Ended
	08/31/20	Year Ended	08/31/20	Year Ended
	(unaudited)	02/29/20	(unaudited)	02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$570,683,146	$850,044,379	$693,566,302	$1,159,557,360
Net realized gain (loss)	(134,573,172)	169,433,915	1,239,060,836	1,555,273,855
Net change in unrealized appreciation (depreciation)	899,748,795	(116,967,395)	1,518,406,819	2,999,424,066

Net increase in net assets resulting from operations	1,335,858,769	902,510,899	3,451,033,957	5,714,255,281

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(562,391,482)	(875,766,467)	(674,242,889)	(1,168,762,363)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	17,090,579,161	(1,912,308,888)	20,638,248,725	(3,958,708,695)

NET ASSETS
Total increase (decrease) in net assets	17,864,046,448	(1,885,564,456)	23,415,039,793	586,784,223
Beginning of period	13,456,299,514	15,341,863,970	33,106,757,613	32,519,973,390

End of period	$31,320,345,962	$13,456,299,514	$56,521,797,406	$33,106,757,613

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$85.71		$85.71	$86.13	$88.08	$79.10	$91.71

Net investment income(a)	2.01		4.19	4.46	4.42	4.64	4.79
Net realized and unrealized gain (loss)(b)		(0.54)	0.18	(0.36)	(1.92)	8.89	(12.62)

Net increase (decrease) from investment operations	1.47		4.37	4.10	2.50	13.53	(7.83)

Distributions(c)
From net investment income		(2.14)	(4.37)	(4.52)	(4.45)	(4.55)	(4.78)

Total distributions		(2.14)	(4.37)	(4.52)	(4.45)	(4.55)	(4.78)

Net asset value, end of period	$85.04		$85.71	$85.71	$86.13	$88.08	$79.10

Total Return
Based on net asset value	1.91	%(d)	5.14%	4.95%	2.87%	17.54%	(8.76)%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.49%	0.49%	0.49%	0.49%	0.50%

Net investment income	4.88	%(e)	4.83%	5.25%	5.05%	5.46%	5.60%

Supplemental Data
Net assets, end of period (000)	$31,320,346		$13,456,300	$15,341,864	$15,271,455	$18,594,499	$15,543,922

Portfolio turnover rate(f)	10	%(d)	20%	14%	17%	13%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	52

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$132.27		$115.89	$117.11	$118.42	$114.80	$121.46

Net investment income(a)	1.90		4.17	4.15	3.86	3.88	4.00
Net realized and unrealized gain (loss)(b)	2.86		16.40	(1.20)	(1.39)	3.63	(6.70)

Net increase (decrease) from investment operations	4.76		20.57	2.95	2.47	7.51	(2.70)

Distributions(c)
From net investment income		(1.91)	(4.19)	(4.17)	(3.78)	(3.89)	(3.96)

Total distributions		(1.91)	(4.19)	(4.17)	(3.78)	(3.89)	(3.96)

Net asset value, end of period	$135.12		$132.27	$115.89	$117.11	$118.42	$114.80

Total Return
Based on net asset value	3.68	%(d)	18.03%	2.64%	2.06%	6.57%	(2.19)%

Ratios to Average Net Assets
Total expenses	0.14	%(e)	0.14%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.86	%(e)	3.35%	3.62%	3.22%	3.24%	3.44%

Supplemental Data
Net assets, end of period (000)	$56,521,797		$33,106,758	$32,519,973	$32,662,280	$31,238,193	$25,071,298

Portfolio turnover rate(f)	10	%(d)	13%	10%	10%	11%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	54

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$174,804,276	$174,804,276		$—	$—
Barclays Capital Inc.	275,075,418	275,075,418		—	—
BMO Capital Markets	7,884,919	7,884,919		—	—
BNP Paribas Prime Brokerage International Ltd.	142,692,697	142,692,697		—	—
BNP Paribas Securities Corp.	2,964,089	2,964,089		—	—
BofA Securities, Inc.	27,220,031	27,220,031		—	—
Citadel Clearing LLC	43,981,474	43,981,474		—	—
Citigroup Global Markets Inc.	74,528,166	74,528,166		—	—
Credit Suisse Securities (USA) LLC	90,548,322	90,548,322		—	—
Deutsche Bank Securities Inc.	13,036,082	13,036,082		—	—
Goldman Sachs & Co.	487,383,671	487,383,671		—	—
HSBC Securities (USA) Inc.	18,471,335	18,471,335		—	—
JPMorgan Securities LLC	269,814,919	269,814,919		—	—
Morgan Stanley & Co. LLC	38,058,048	38,058,048		—	—
Pershing LLC	1,759,429	1,759,429		—	—
RBC Capital Markets LLC	246,386,292	246,386,292		—	—
Scotia Capital (USA) Inc.	5,499,781	5,499,781		—	—
State Street Bank & Trust Company	4,017,732	4,017,732		—	—
TD Prime Services LLC	4,386,059	4,386,059		—	—
UBS AG	1,558,833	1,558,833		—	—
Wells Fargo Securities LLC	78,517,737	78,517,737		—	—

	$2,008,589,310	$2,008,589,310		$—	$—

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$72,121,400	$72,121,400		$—	$—
Barclays Capital Inc.	20,427,258	20,427,258		—	—
BMO Capital Markets	1,666,439	1,666,439		—	—
BNP Paribas Prime Brokerage International Ltd.	48,228,154	48,228,154		—	—
BofA Securities, Inc.	28,507,016	28,507,016		—	—
Citadel Clearing LLC	981,790	981,790		—	—
Citigroup Global Markets Inc.	8,841,391	8,841,391		—	—
Credit Suisse Securities (USA) LLC	70,066,753	70,066,753		—	—
Deutsche Bank Securities Inc.	16,934,390	16,934,390		—	—
Goldman Sachs & Co.	391,059,988	391,059,988		—	—
HSBC Securities (USA) Inc.	72,274,164	72,274,164		—	—
Jefferies LLC	9,615,182	9,615,182		—	—
JPMorgan Securities LLC	216,108,451	216,108,451		—	—
Morgan Stanley & Co. LLC	76,059,779	76,059,779		—	—
MUFG Securities Americas Inc.	30,685,940	30,685,940		—	—
Pershing LLC	8,623,330	8,623,330		—	—
RBC Capital Markets LLC	173,772,321	173,772,321		—	—
Scotia Capital (USA) Inc.	48,521,025	48,521,025		—	—
SG Americas Securities LLC	172,805	172,805		—	—
TD Prime Services LLC	612,745	612,745		—	—
Wells Fargo Securities LLC	272,602,162	272,602,162		—	—

	$1,567,882,483	$1,567,882,483		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	56

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

57	2 0 2 0 I S H A R E S S E M I-A N N U A L RE P O R T TO SH A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Fees Paid to BTC

iBoxx $ High Yield Corporate Bond	$2,008,780
iBoxx $ Investment Grade Corporate Bond	1,916,459

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBoxx $ High Yield Corporate Bond	$3,526,678	$791,486	$(6,771)
iBoxx $ Investment Grade Corporate Bond	—	309,405,199	(40,453,111)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBoxx $ High Yield Corporate Bond	$3,325,785,099	$2,182,561,410
iBoxx $ Investment Grade Corporate Bond	5,676,104,418	4,542,468,281

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBoxx $ High Yield Corporate Bond	$25,740,383,763	$9,840,183,361
iBoxx $ Investment Grade Corporate Bond	31,065,062,921	11,729,982,317

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 29, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBoxx $ High Yield Corporate Bond	$1,012,706,146
iBoxx $ Investment Grade Corporate Bond	155,929,598

N O T E S T O F I N A N C I A L S T A T E M E N T S	58

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $ High Yield Corporate Bond	$32,722,219,697	$704,519,114	$(433,416,337)	$271,102,777
iBoxx $ Investment Grade Corporate Bond	54,198,700,138	3,675,605,353	(62,050,947)	3,613,554,406

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

59	2 0 2 0 I S H A R E S S E M I-A N N U A L RE P O R T TO SH A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/20		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $ High Yield Corporate Bond
Shares sold	337,100,000	$27,129,775,436	299,300,000	$25,895,937,886
Shares redeemed	(125,800,000)	(10,039,196,275)	(321,300,000)	(27,808,246,774)

Net increase (decrease)	211,300,000	$17,090,579,161	(22,000,000)	$(1,912,308,888)

iBoxx $ Investment Grade Corporate Bond
Shares sold	259,700,000	$32,659,692,414	178,600,000	$22,184,145,038
Shares redeemed	(91,700,000)	(12,021,443,689)	(208,900,000)	(26,142,853,733)

Net increase (decrease)	168,000,000	$20,638,248,725	(30,300,000)	$(3,958,708,695)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

N O T E S T O F I N A N C I A L S T A T E M E N T S	60

Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	64

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate Bond(a)	$2.090697	$—	$0.048030	$2.138727	98%	—%	2%	100%
iBoxx $ Investment Grade Corporate Bond(a)	1.874665	—	0.032450	1.907115	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	66

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	68

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-204-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
•	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.63%	21.94%
U.S. small cap equities (Russell 2000® Index)	6.57	6.02
International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13
Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.86%	5.77%	4.13%	5.77%	16.79%
Fund Market	2.82	5.70	4.18	5.70	17.00
Index	2.90	6.10	4.24	6.10	17.23

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,028.60	$ 0.20		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U.S. Government & Agency Obligations	67.2%
Corporate Bonds & Notes	27.7
Foreign Government Obligations	4.4
Collaterized Mortgage Obligations	1.8
Municipal Debt Obligations	0.0	(b)
TBA Sales Commitments	(1.1)
Warrants	0.0	(b)
Common Stocks	0.0	(b)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	68.1%
Aa	1.5
A	8.4
Baa	12.4
Ba	4.3
B	3.0
Caa	0.7
Ca	0.1
Not Rated	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.56%	10.82%	9.04%	7.16%	10.82%	54.18%	99.61%
Fund Market	4.36	10.62	9.08	7.07	10.62	54.42	98.05
Index	4.53	10.85	9.13	7.24	10.85	54.78	101.10

Index performance through October 22, 2012 reflects the performance of the ICE BofA 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,045.60	$ 0.31		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	54.6%
U.S. Government & Agency Obligations	35.0
Foreign Government Obligations	7.8
Municipal Debt Obligations	2.6

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	36.7%
Aa	7.4
A	21.7
Baa	27.2
Ba	4.3
B	1.6
Ca	0.2
Not Rated	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	6

Schedule of Investments (unaudited) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$236,717
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	59,226
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	150	170,611
Series 2018-C6, Class A4, 4.41%, 11/10/51	100	120,578
Series 2019-GC43, Class A4, 3.04%, 11/10/52	490	545,723
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	134,784
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	153,226
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48	275	306,436
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52	110	125,405
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	145,306
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	177,438
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48	50	55,672
Series 2020-C56, Class A5, 2.45%, 06/15/53	30	31,977

		2,263,099

Total Collaterized Mortgage Obligations — 1.7% (Cost: $2,112,178)		2,263,099

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	11,777
Lamar Media Corp.
4.88%, 01/15/29 (Call 01/15/24)(b)	5	5,245
5.75%, 02/01/26 (Call 02/01/21)	5	5,210
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	25	20,149
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	35	39,435
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(b)	10	9,823
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	15,531

		107,170

Aerospace & Defense — 0.5%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	5	5,643
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	10	9,774
3.10%, 05/01/26 (Call 03/01/26)	15	14,990
3.25%, 03/01/28 (Call 12/01/27)	5	4,956
5.04%, 05/01/27 (Call 03/01/27)	65	71,649
5.15%, 05/01/30 (Call 02/01/30)	25	28,022
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(b)	20	14,515
Embraer Netherlands Finance BV, 5.40%, 02/01/27	5	4,632
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	25	29,698
3.75%, 05/15/28 (Call 02/15/28)	25	29,380
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	10,981
3.85%, 12/15/26 (Call 09/15/26)	2	2,305

Security	Par (000)	Value

Aerospace & Defense (continued)
4.40%, 06/15/28 (Call 03/15/28)	$14	$16,754
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	45	51,439
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	20	22,575
3.25%, 01/15/28 (Call 10/15/27)	29	32,817
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	27,721
3.50%, 03/15/27 (Call 12/15/26)(b)	25	28,309
4.13%, 11/16/28 (Call 08/16/28)	35	41,671
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(b)	15	14,667
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	19,676
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	50	48,851
6.25%, 03/15/26 (Call 03/15/22)(b)	75	79,176
7.50%, 03/15/27 (Call 03/15/22)	10	10,495
8.00%, 12/15/25 (Call 04/08/22)(b)	15	16,359

		637,055

Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	10	10,774
4.80%, 02/14/29 (Call 11/14/28)	60	71,755
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,903
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	21,734
3.56%, 08/15/27 (Call 05/15/27)	37	40,349
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	5	5,391
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	28,238
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	10	10,994
3.13%, 08/17/27 (Call 05/17/27)	10	11,200
3.38%, 08/15/29 (Call 05/15/29)	75	85,655
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/21)(b)	23	23,892

		320,885

Airlines — 0.1%
American Airlines Inc., 11.75%, 07/15/25(b)	20	19,204
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	23	18,772
Series 2016-2, Class AA, 3.20%, 12/15/29	4	3,874
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	20	20,786
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	24,958
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	18	16,253
Series 2016-2, Class AA, 2.88%, 04/07/30	4	4,036

		107,883

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	10	10,897
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	15	16,369
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	11	12,347
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	24,362
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	9,382
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,314

		78,671

Auto Manufacturers — 0.4%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,247
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,492

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
American Honda Finance Corp.
2.30%, 09/09/26	$10	$10,711
3.50%, 02/15/28	16	18,472
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	21	22,709
3.75%, 04/12/28 (Call 01/12/28)(b)	25	28,555
4.15%, 04/09/30 (Call 01/09/30)(b)	50	59,200
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	95	95,227
6.63%, 10/01/28	5	5,511
9.63%, 04/22/30 (Call 01/22/30)	5	6,549
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	40	44,664
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	26,320
5.25%, 03/01/26 (Call 12/01/25)	10	11,370
5.65%, 01/17/29 (Call 10/17/28)	15	17,553
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	50	64,562
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(b)	25	25,462
Tesla Inc., 5.30%, 08/15/25 (Call 10/01/20)(b)	25	25,972
Toyota Motor Corp., 2.76%, 07/02/29	4	4,485
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	58,416

		536,477

Auto Parts & Equipment — 0.2%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	10	10,729
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	25,726
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	28,914
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(b)	10	10,604
8.50%, 05/15/27 (Call 05/15/22)(b)	20	21,251
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)	15	15,855
Delphi Technologies PLC, 5.00%, 10/01/25(b)	10	11,460
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	4,963
5.00%, 05/31/26 (Call 05/31/21)	10	9,992
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	31	33,120
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	10	11,436
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	10	7,532

		191,582

Banks — 5.0%
Bank of America Corp.
2.50%, 02/13/31 (Call 02/13/30)(a)	60	63,269
2.59%, 04/29/31 (Call 04/29/30)(a)	50	53,307
3.19%, 07/23/30 (Call 07/23/29)(a)	50	55,535
3.25%, 10/21/27 (Call 10/21/26)	95	105,764
3.42%, 12/20/28 (Call 12/20/27)(a)	25	27,972
3.50%, 04/19/26	35	39,689
3.59%, 07/21/28 (Call 07/21/27)(a)	25	28,202
3.82%, 01/20/28 (Call 01/20/27)(a)	15	17,062
3.88%, 08/01/25	35	39,994
3.97%, 03/05/29 (Call 03/05/28)(a)	10	11,546
3.97%, 02/07/30 (Call 02/07/29)(a)	50	58,591
4.27%, 07/23/29 (Call 07/23/28)(a)	56	66,144
Series L, 4.18%, 11/25/27 (Call 11/25/26)	60	69,155
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	25	27,801
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	10	10,952
2.80%, 05/04/26 (Call 02/04/26)	45	50,197

Security	Par (000)	Value

Banks (continued)
3.00%, 10/30/28 (Call 07/30/28)	$35	$39,229
3.25%, 05/16/27 (Call 02/16/27)	55	62,769
Bank of Nova Scotia (The), 4.50%, 12/16/25	60	69,690
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	8	9,042
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28)(a)	200	237,614
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	215,960
CIT Group Inc., 6.13%, 03/09/28	5	5,893
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29)(a)	50	54,313
3.20%, 10/21/26 (Call 07/21/26)	25	27,848
3.40%, 05/01/26	8	8,976
3.52%, 10/27/28 (Call 10/27/27)(a)	50	55,947
3.67%, 07/24/28 (Call 07/24/27)(a)	25	28,320
3.70%, 01/12/26	10	11,333
3.89%, 01/10/28 (Call 01/10/27)(a)	25	28,490
3.98%, 03/20/30 (Call 03/20/29)(a)	50	58,044
4.08%, 04/23/29 (Call 04/23/28)(a)	17	19,754
4.13%, 07/25/28	25	28,684
4.30%, 11/20/26	10	11,537
4.41%, 03/31/31 (Call 03/31/30)(a)	60	72,938
4.45%, 09/29/27	50	58,057
4.60%, 03/09/26	35	40,734
5.50%, 09/13/25	30	35,854
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	10	10,577
4.30%, 12/03/25 (Call 11/03/25)	25	28,735
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	57,815
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	8	8,774
2.85%, 05/18/26(b)	33	36,488
3.90%, 03/16/28(b)	50	59,612
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	250	284,462
Deutsche Bank AG, 4.10%, 01/13/26	30	32,393
Fifth Third Bancorp
2.55%, 05/05/27 (Call 04/05/27)	10	10,854
3.95%, 03/14/28 (Call 02/14/28)	25	29,443
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	50	53,170
3.50%, 11/16/26 (Call 11/16/25)	43	48,016
3.69%, 06/05/28 (Call 06/05/27)(a)	35	39,673
3.75%, 02/25/26 (Call 11/25/25)	10	11,323
3.81%, 04/23/29 (Call 04/23/28)(a)	80	91,543
4.22%, 05/01/29 (Call 05/01/28)(a)	45	52,833
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27)(a)	200	225,024
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	50	52,471
ING Groep NV, 3.95%, 03/29/27	200	231,526
JPMorgan Chase & Co.
2.52%, 04/22/31 (Call 04/22/30)(a)	50	53,522
2.74%, 10/15/30 (Call 10/15/29)(a)	65	70,525
2.95%, 10/01/26 (Call 07/01/26)	30	33,238
2.96%, 05/13/31 (Call 05/13/30)(a)	50	53,778
3.20%, 06/15/26 (Call 03/15/26)	15	16,792
3.51%, 01/23/29 (Call 01/23/28)(a)	30	33,923
3.78%, 02/01/28 (Call 02/01/27)(a)	65	74,275
3.96%, 01/29/27 (Call 01/29/26)(a)	35	40,173
4.01%, 04/23/29 (Call 04/23/28)(a)	85	99,013
4.20%, 07/23/29 (Call 07/23/28)(a)	40	47,328
7.63%, 10/15/26	10	13,419
KeyCorp, 4.15%, 10/29/25	15	17,375

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp., 2.55%, 10/01/29	$40	$42,632
KfW
1.75%, 09/14/29	70	75,922
2.88%, 04/03/28	25	29,162
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	32,124
Series 37, 2.50%, 11/15/27	30	33,867
Macquarie Bank Ltd., 3.90%, 01/15/26(b)	8	9,177
Macquarie Group Ltd.
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,598
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	29,902
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	56,726
3.74%, 03/07/29	35	40,402
3.96%, 03/02/28	15	17,478
4.05%, 09/11/28	35	41,204
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30)(a)	200	211,306
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	60	64,765
3.13%, 07/27/26	25	27,897
3.59%, 07/22/28 (Call 07/22/27)(a)	50	56,530
3.62%, 04/01/31 (Call 04/01/30)(a)	60	69,657
3.77%, 01/24/29 (Call 01/24/28)(a)	50	57,480
3.88%, 01/27/26	50	57,467
3.95%, 04/23/27	15	17,027
4.35%, 09/08/26	30	34,956
5.00%, 11/24/25	35	41,407
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	10	10,462
3.95%, 10/30/25	50	58,122
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	59,869
3.15%, 05/19/27 (Call 04/19/27)	5	5,626
3.45%, 04/23/29 (Call 01/23/29)	85	98,377
Royal Bank of Canada, 4.65%, 01/27/26	55	65,112
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	10	10,639
4.40%, 07/13/27 (Call 04/14/27)	10	11,137
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(c)	200	224,688
State Street Corp.
2.65%, 05/19/26	48	53,202
3.03%, 11/01/34 (Call 11/01/29)(a)	58	63,347
Sumitomo Mitsui Financial Group Inc.
3.01%, 10/19/26	50	55,319
3.36%, 07/12/27	90	100,609
3.54%, 01/17/28	35	39,465
3.78%, 03/09/26	25	28,604
4.31%, 10/16/28	5	5,950
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	50	56,946
Truist Bank, 4.05%, 11/03/25 (Call 09/03/25)	10	11,646
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	50	57,935
U.S. Bancorp
3.00%, 07/30/29 (Call 04/30/29)	32	35,443
3.10%, 04/27/26 (Call 03/27/26)	5	5,604
3.95%, 11/17/25 (Call 10/17/25)	25	29,094
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	34,040
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	27,119

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30)(a)	$60	$63,268
2.88%, 10/30/30 (Call 10/30/29)(a)	60	64,552
3.00%, 10/23/26	35	38,602
3.20%, 06/17/27 (Call 06/17/26)(a)	15	16,408
3.58%, 05/22/28 (Call 05/22/27)(a)	45	50,477
4.10%, 06/03/26	30	33,944
4.15%, 01/24/29 (Call 10/24/28)	85	100,325
4.30%, 07/22/27	30	34,529
Westpac Banking Corp.
2.70%, 08/19/26	25	27,594
3.35%, 03/08/27	25	28,730
4.11%, 07/24/34 (Call 07/24/29)(a)	51	57,620

		6,547,389

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	28,264
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	10	11,283
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	60	68,748
4.00%, 04/13/28 (Call 01/13/28)	37	42,876
4.75%, 01/23/29 (Call 10/23/28)	35	42,664
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(c)	50	52,850
Coca-Cola Co. (The)
2.13%, 09/06/29	55	58,990
2.25%, 09/01/26	25	27,181
2.88%, 10/27/25	2	2,222
2.90%, 05/25/27	5	5,586
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	21,862
3.70%, 12/06/26 (Call 09/06/26)	25	28,747
4.40%, 11/15/25 (Call 09/15/25)	2	2,335
4.65%, 11/15/28 (Call 08/15/28)	25	30,099
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	7,979
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	5	5,428
3.20%, 05/01/30 (Call 02/01/30)	50	56,051
3.43%, 06/15/27 (Call 03/15/27)	5	5,591
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	35	37,420
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	5	5,170
2.38%, 10/06/26 (Call 07/06/26)	90	98,563
2.63%, 07/29/29 (Call 04/29/29)	5	5,569

		645,478

Biotechnology — 0.2%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	80	85,627
3.20%, 11/02/27 (Call 08/02/27)	2	2,249
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	5	5,164
4.05%, 09/15/25 (Call 06/15/25)	50	57,660
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	5	5,075

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	$20	$22,397
3.65%, 03/01/26 (Call 12/01/25)	40	45,771

		223,943

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,812
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	10,932
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(b)	5	5,453
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)(b)	50	52,492
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(b)	5	5,298
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	22,346
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	15,929
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	25,413
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	28,043
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	15	17,577
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	28,188
Standard Industries Inc./NJ
4.38%, 07/15/30 (Call 07/15/25)(b)	10	10,591
4.75%, 01/15/28 (Call 01/15/23)(b)	25	26,415
5.00%, 02/15/27 (Call 02/15/22)(b)	10	10,472
6.00%, 10/15/25 (Call 09/06/20)(b)	25	25,898
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	10	10,474

		306,333

Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	5	5,212
2.05%, 05/15/30 (Call 02/15/30)	5	5,285
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,318
CF Industries Inc., 4.50%, 12/01/26(b)	35	39,839
Chemours Co. (The), 7.00%, 05/15/25 (Call 10/01/20)(d)	25	25,708
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(c)	200	236,240
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	60,734
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	50	58,123
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	10	11,212
3.25%, 12/01/27 (Call 09/01/27)	35	39,662
Element Solutions Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,199
5.88%, 12/01/25 (Call 09/04/20)(b)	10	10,422
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	10	11,115
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	10	10,757
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(b)	25	25,433
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,786
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	5,567
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	10	10,902
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	10	10,392
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	11,040
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	10,104
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	28,828

Security	Par (000)	Value

Chemicals (continued)
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	$25	$24,984
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	21,714
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	15	16,316
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	11,016
3.45%, 06/01/27 (Call 03/01/27)	70	79,492
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	25	25,852
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	10	10,904
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(b)	10	10,481
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	7,015

		845,652

Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	15	16,128
9.75%, 07/15/27 (Call 07/15/22)(b)	15	16,536
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)	5	5,249
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	5,177
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	5	5,654
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(b)	5	4,799
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	11,263
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	5,195
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	45	51,529
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	5	5,369
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(b)	10	10,897
Garda World Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(b)	25	27,305
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	10	10,782
4.45%, 06/01/28 (Call 03/01/28)	10	11,713
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,720
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	11,989
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28 (Call 06/15/23)(b)	10	10,606
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	5	5,100
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,610
4.25%, 02/01/29 (Call 11/01/28)	5	5,990
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	50	53,271
2.65%, 10/01/26 (Call 08/01/26)	10	10,971
2.85%, 10/01/29 (Call 07/01/29)	5	5,545
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	5	4,981
5.75%, 04/15/26(b)	10	11,043
6.25%, 01/15/28 (Call 01/15/23)(b)	15	15,736
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	15	16,120
8.25%, 11/15/26 (Call 11/15/21)(b)	10	10,998
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	10	10,985
S&P Global Inc., 4.40%, 02/15/26 (Call 09/12/20)	5	5,954
Service Corp. International/U.S., 3.38%, 08/15/30 (Call 08/15/25)	10	10,187
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	26,875
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	10	10,461
4.88%, 01/15/28 (Call 01/15/23)	25	26,594

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.50%, 05/15/27 (Call 05/15/22)	$25	$26,809
5.88%, 09/15/26 (Call 09/15/21)	10	10,634
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	45	53,617
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,419

		558,811

Computers — 0.6%
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	30	31,092
2.05%, 09/11/26 (Call 07/11/26)	5	5,376
2.20%, 09/11/29 (Call 06/11/29)	10	10,797
2.45%, 08/04/26 (Call 05/04/26)	80	87,735
2.90%, 09/12/27 (Call 06/12/27)	40	45,006
3.20%, 05/11/27 (Call 02/11/27)	30	34,142
3.25%, 02/23/26 (Call 11/23/25)	40	45,218
3.35%, 02/09/27 (Call 11/09/26)	10	11,452
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	15	15,977
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,186
Dell Inc., 7.10%, 04/15/28	5	6,231
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (Call 05/15/27)(b)	60	70,561
6.20%, 07/15/30 (Call 04/15/30)(b)	50	60,530
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,690
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	40	46,190
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	50	54,020
International Business Machines Corp.
3.30%, 05/15/26	100	113,559
7.00%, 10/30/25	25	32,796
NCR Corp., 5.00%, 10/01/28 (Call 10/01/23)(b)	10	10,080
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	25	25,643
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	5	5,182
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	2	2,142
4.88%, 06/01/27 (Call 03/01/27)	3	3,349
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	27,031

		755,985

Cosmetics & Personal Care — 0.1%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(d)	5	4,137
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(b)	10	10,655
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	5,372
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	11,034
2.70%, 02/02/26	2	2,246
2.85%, 08/11/27	10	11,384
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	100	106,358

		151,186

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(b)	5	5,235
Core & Main LP, 6.13%, 08/15/25 (Call 10/01/20)(b)	10	10,274
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 10/01/20)(d)	10	10,390
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,425
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	19,369

		55,693

Security	Par (000)	Value

Diversified Financial Services — 1.0%
Air Lease Corp.
3.63%, 12/01/27 (Call 09/01/27)	$25	$25,582
4.63%, 10/01/28 (Call 07/01/28)	10	10,410
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	7,455
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	25	28,008
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	43	48,300
4.20%, 11/06/25 (Call 10/06/25)	25	29,260
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	22,878
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	13	14,371
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(b)	25	22,534
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	25	27,481
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	10	11,909
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	10	10,974
3.75%, 03/09/27 (Call 02/09/27)	5	5,573
3.80%, 01/31/28 (Call 12/31/27)	50	55,891
4.20%, 10/29/25 (Call 09/29/25)	20	22,422
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	25	28,481
3.25%, 05/22/29 (Call 02/22/29)	5	5,769
3.45%, 02/13/26 (Call 11/13/25)	5	5,686
4.00%, 02/01/29 (Call 11/01/28)	5	5,999
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	5	5,934
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	10	8,121
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	25	27,860
4.50%, 01/30/26 (Call 11/30/25)	20	22,941
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	5	5,564
3.75%, 12/01/25 (Call 09/01/25)	30	34,210
Jefferies Group LLC, 6.45%, 06/08/27	15	18,085
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	5	5,696
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	18	19,370
Legg Mason Inc., 4.75%, 03/15/26	15	17,857
LPL Holdings Inc., 5.75%, 09/15/25 (Call 09/11/20)(b)	25	26,000
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	5	5,654
2.95%, 06/01/29 (Call 03/01/29)	14	15,844
3.35%, 03/26/30 (Call 12/26/29)	50	58,754
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	15	17,274
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (Call 08/15/23)(b)	10	10,532
6.00%, 01/15/27 (Call 01/15/23)(b)	5	5,301
9.13%, 07/15/26 (Call 07/15/21)(b)	10	10,877
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	25	24,125
6.75%, 06/25/25	10	10,470
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(b)	10	10,453
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	56	67,059
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	25	26,669
6.88%, 03/15/25	25	28,044
7.13%, 03/15/26	10	11,468
ORIX Corp., 3.70%, 07/18/27	25	28,259

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Power Finance Corp. Ltd., 3.90%, 09/16/29(c)	$200	$198,816
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	10	10,674
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	26,123
5.15%, 03/19/29 (Call 12/19/28)	35	40,091
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	90	101,208

		1,288,316

Electric — 1.3%
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	11,550
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	15	16,809
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,833
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	27,476
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	5	5,385
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	10	10,878
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	15,555
4.63%, 02/01/29 (Call 02/01/24)(b)	5	5,122
5.13%, 03/15/28 (Call 03/15/23)(b)	20	21,142
5.25%, 06/01/26 (Call 06/01/21)(b)	15	15,638
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,925
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	5	5,256
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)	5	5,096
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	13	14,624
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	5	5,483
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	11,135
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	28,973
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	11,929
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	15	17,681
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	56,904
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	13,351
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	10,905
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	45	49,167
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	27,299
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	27,998
3.70%, 09/01/28 (Call 06/01/28)	30	35,294
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	35	36,471
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	55	61,689
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	50	60,213
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	33	37,586
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	10	10,882
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	50	54,199
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	6,043
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	25	29,641
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	35	38,412
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	14	15,598
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	25	27,802
Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	10,742
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	9,026
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,709

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	$10	$10,854
3.35%, 11/15/27 (Call 08/15/27)	5	5,604
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	5,553
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	59,562
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,785
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	50	54,802
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	54,710
3.55%, 05/01/27 (Call 02/01/27)	10	11,463
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	25	27,470
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	5	6,019
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)	10	10,705
7.25%, 05/15/26 (Call 05/15/21)	25	26,754
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	16,888
3.25%, 05/15/29 (Call 02/15/29)	10	11,484
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	5,738
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	5	5,573
3.70%, 11/15/28 (Call 08/15/28)	5	5,884
Pacific Gas & Electric Co.
3.15%, 01/01/26	50	51,824
4.55%, 07/01/30 (Call 01/01/30)	50	55,319
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	10,516
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	27,747
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	5	4,987
5.25%, 07/01/30 (Call 07/01/25)	15	14,946
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	11,107
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	29,199
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	35,043
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	35	37,804
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	5	5,543
Southern California Edison Co.
6.65%, 04/01/29	5	6,121
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,567
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	35	39,226
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	25	28,713
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	16,157
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(b)	10	8,022
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(b)	10	10,156
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	29,483
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	27,247

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 07/31/27 (Call 07/31/22)(b)	$10	$10,598
5.50%, 09/01/26 (Call 09/01/21)(b)	15	15,784
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,616

		1,689,994

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	10	10,513
Energizer Holdings Inc.
4.75%, 06/15/28 (Call 06/15/23)(b)	10	10,430
6.38%, 07/15/26 (Call 07/15/21)(b)	25	26,499
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	15	16,526
7.25%, 06/15/28 (Call 06/15/23)(b)	15	16,716

		80,684

Electronics — 0.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	5	5,530
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	6,106
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	12,039
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	5	5,571
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	5	5,434
4.88%, 06/15/29 (Call 03/15/29)	5	5,730
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	11,066
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	27,528
2.70%, 08/15/29 (Call 05/15/29)	10	11,215
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,507
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	5	5,149
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,355
3.95%, 01/12/28 (Call 10/12/27)	6	6,601
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	5	5,890
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	10	11,588
4.20%, 09/15/28 (Call 06/15/28)	29	34,731
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	27,202
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,974

		203,216

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(b)	10	11,120

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	27,489
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(d)	5	3,991
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,293
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(b)	10	10,883
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	10	10,644
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	5	5,400
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(b)	5	5,218

		78,918

Entertainment — 0.2%
AMC Entertainment Holdings Inc., 10.50%, 04/24/26 (Call 06/15/22)(b)	6	5,131
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,850
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 04/15/27 (Call 04/15/22)	5	4,993

Security	Par (000)	Value

Entertainment (continued)
5.50%, 05/01/25 (Call 05/01/22)(b)	$10	$10,276
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,524
Colt Merger Sub Inc.
5.75%, 07/01/25 (Call 07/01/22)(b)	10	10,449
6.25%, 07/01/25 (Call 07/01/22)(b)	35	37,031
8.13%, 07/01/27 (Call 07/01/23)(b)	20	21,192
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(b)	10	9,433
6.50%, 05/15/27 (Call 05/15/23)(b)	15	16,353
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	5	5,191
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	5	5,151
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	25	24,706
7.25%, 11/15/29 (Call 11/15/24)(b)	10	9,913
8.25%, 03/15/26 (Call 03/15/22)(b)	5	5,173
8.63%, 07/01/25 (Call 07/01/22)(b)	5	5,211
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(b)	5	4,890
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	10	10,649
WMG Acquisition Corp., 3.88%, 07/15/30 (Call 07/15/25)(b)	5	5,234
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	25	24,405

		230,755

Environmental Control — 0.1%
Covanta Holding Corp., 6.00%, 01/01/27 (Call 01/01/22)	5	5,221
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(b)	25	26,385
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	28,412
3.95%, 05/15/28 (Call 02/15/28)	20	23,668
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	10,291
4.25%, 12/01/28 (Call 09/01/28)	5	6,023
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	40	44,618

		144,618

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	15	15,116
4.63%, 01/15/27 (Call 01/15/23)(b)	10	10,548
4.88%, 02/15/30 (Call 02/15/25)(b)	15	16,192
7.50%, 03/15/26 (Call 03/15/22)(b)	5	5,598
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	25	26,637
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	29,161
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	25	29,088
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	50	55,110
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	5,453
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	100	110,977
6.50%, 04/15/29 (Call 04/15/24)(b)	10	11,354
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	10	11,165
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	56,305
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	35	36,427
3.88%, 05/15/27 (Call 02/15/27)(b)	15	16,059
4.63%, 01/30/29 (Call 10/30/28)	25	28,240
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	15	17,358

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.50%, 01/15/29 (Call 10/15/28)	$5	$6,151
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(b)	10	10,995
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	5,724
McCormick & Co. Inc., 3.40%, 08/15/27 (Call 05/15/27)	32	36,150
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	29,751
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,312
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(b)	25	26,081
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,686
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,395
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	27,588
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	5,016
3.25%, 07/15/27 (Call 04/15/27)	10	10,763
3.30%, 07/15/26 (Call 04/15/26)	15	16,277
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	10	10,169
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15	16,993
4.00%, 03/01/26 (Call 01/01/26)	50	57,479
4.35%, 03/01/29 (Call 12/01/28)	35	42,161

		824,479

Food Service — 0.0%
Aramark Services Inc.
5.00%, 02/01/28 (Call 02/01/23)(b)	25	24,898
6.38%, 05/01/25 (Call 05/01/22)(b)	10	10,485

		35,383

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	11,123
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	60	63,742
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	30	34,253

		109,118

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	27,528
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	27,797
3.15%, 08/01/27 (Call 05/01/27)(b)	10	11,180
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	11,368
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	20	20,348
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	28,305
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	10	10,881

		137,407

Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,414

Health Care - Products — 0.3%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	35	40,931
3.88%, 09/15/25 (Call 06/15/25)	35	40,193
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	15	15,861
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)(b)	5	6,015
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	60	63,853
3.75%, 03/01/26 (Call 01/01/26)	12	13,741
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	10	11,176
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	5,445

Security	Par (000)	Value

Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	$10	$12,059
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	26,177
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(b)	25	25,543
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,316
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	5	5,733
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	25	25,923
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	2	2,245
3.50%, 03/15/26 (Call 12/15/25)	30	34,000
3.65%, 03/07/28 (Call 12/07/27)	12	13,973
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	15	15,825
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	40	44,699
3.65%, 12/15/25 (Call 09/15/25)	5	5,676

		414,384

Health Care - Services — 0.7%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/23)(b)	10	10,434
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	38,230
3.65%, 12/01/27 (Call 09/01/27)	30	34,388
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(b)	25	25,549
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)	40	41,786
4.25%, 12/15/27 (Call 12/15/22)	20	21,023
4.63%, 12/15/29 (Call 12/15/24)	45	49,385
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,259
5.50%, 04/01/26 (Call 04/01/21)(b)	25	26,326
CHS/Community Health Systems Inc.
8.00%, 03/15/26 (Call 03/15/22)(b)	50	51,966
8.00%, 12/15/27 (Call 12/15/22)(b)	10	10,183
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(b)	20	21,004
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/23)	15	15,389
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	50	57,499
5.25%, 06/15/26 (Call 12/15/25)	40	47,192
5.63%, 09/01/28 (Call 03/01/28)	25	29,741
5.88%, 02/01/29 (Call 08/01/28)	5	6,074
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	25	27,716
3.95%, 03/15/27 (Call 12/15/26)	8	9,200
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	13,646
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,598
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 06/15/23)(b)	10	10,514
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	5,396
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	5,661
4.20%, 06/30/29 (Call 03/30/29)	5	5,952
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	26,930
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	25	26,836
Tenet Healthcare Corp.
4.88%, 01/01/26 (Call 03/01/22)(b)	25	26,007

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 05/01/25 (Call 10/01/20)	$25	$25,619
5.13%, 11/01/27 (Call 11/01/22)(b)	20	21,107
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,522
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,484
UnitedHealth Group Inc.
2.88%, 08/15/29	50	56,054
2.95%, 10/15/27	20	22,419
3.10%, 03/15/26	8	8,992
3.88%, 12/15/28	25	29,848
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 10/01/20)(b)	10	10,265

		850,194

Holding Companies - Diversified — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (Call 11/15/26)	25	26,720
6.38%, 12/15/25 (Call 12/15/20)	25	25,982
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(c)	200	219,938

		272,640

Home Builders — 0.2%
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 09/16/20)	10	10,311
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(b)	25	23,410
6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,075
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	5	5,390
KB Home
4.80%, 11/15/29 (Call 05/15/29)	10	10,848
6.88%, 06/15/27 (Call 12/15/26)	5	5,854
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	25	28,266
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	25	25,755
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	10,853
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	28,695
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 10/01/20)(b)	5	5,153
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(b)	25	28,033
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,465
4.88%, 03/15/27 (Call 12/15/26)	5	5,636
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	5	5,392
5.70%, 06/15/28 (Call 12/15/27)	5	5,519
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,687

		220,342

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,528
4.40%, 03/15/29 (Call 12/15/28)	5	5,495
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	6,124

		22,147

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	6,195
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	16,527
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	23,693
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	5,741
3.95%, 11/01/28 (Call 08/01/28)	5	6,012
Spectrum Brands Inc., 5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,551

		68,719

Security	Par (000)	Value

Housewares — 0.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	$10	$10,694
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	30	32,430

		43,124

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(b)	10	10,166
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	10	11,091
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(b)	15	15,899
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	15	16,391
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	75	85,787
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	54,313
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	28,688
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	28,985
AssuredPartners Inc., 7.00%, 08/15/25 (Call 10/01/20)(b)	10	10,260
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	27,263
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	27,303
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	5	5,206
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	40	44,810
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	25	26,231
5.63%, 05/15/30 (Call 02/15/30)	5	5,818
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	27,644
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	11,642
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	5,559
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	57,129
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	27,597
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,183
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,943
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	29,046
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	5,421
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	5,199
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	30,189
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	33,720
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	8	9,135
Manulife Financial Corp., 4.15%, 03/04/26	25	29,591
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	27,467
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	20	22,970
4.38%, 03/15/29 (Call 12/15/28)	56	68,172
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,436
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)	30	34,190
4.55%, 03/23/30 (Call 12/23/29)	90	113,411
New York Life Global Funding, 3.00%, 01/10/28(b)	25	27,799
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	5,586
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	50	51,997
Principal Life Global Funding II
2.50%, 09/16/29(b)	5	5,408
3.00%, 04/18/26(b)	15	16,709
Progressive Corp. (The), 2.45%, 01/15/27	25	27,165
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,617

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	$25	$29,405
4.50%, 09/15/47 (Call 09/15/27)(a)	25	26,687
Prudential PLC, 3.13%, 04/14/30	50	55,294
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	5	5,013
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	10	11,345
3.95%, 09/15/26 (Call 06/15/26)	5	5,572
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	10,931
Voya Financial Inc., 3.65%, 06/15/26	20	22,655
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	10,837

		1,270,875

Internet — 0.6%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	40	42,981
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	60	68,653
5.20%, 12/03/25 (Call 09/03/25)	20	24,553
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	5	5,063
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	5	5,575
4.63%, 04/13/30 (Call 01/13/30)	50	60,440
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	28,000
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	30	33,907
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	25	23,528
5.00%, 02/15/26 (Call 11/15/25)	15	15,805
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	5,234
Match Group Holdings II LLC
4.63%, 06/01/28 (Call 06/01/23)(b)	5	5,266
5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,524
Netflix Inc.
4.38%, 11/15/26(d)	25	27,818
4.88%, 04/15/28	10	11,558
4.88%, 06/15/30 (Call 03/15/30)(b)	15	17,348
5.38%, 11/15/29(b)	10	12,063
5.88%, 11/15/28	25	30,771
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	25	23,070
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	28,294
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(c)	200	230,782
Uber Technologies Inc.
7.50%, 09/15/27 (Call 09/15/22)(b)	5	5,240
8.00%, 11/01/26 (Call 11/01/21)(b)	20	21,173
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	26,774

		759,420

Iron & Steel — 0.1%
ArcelorMittal SA, 6.13%, 06/01/25	25	28,883
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	5	5,151
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	10	10,410
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/15/22)(b)	25	25,522
9.88%, 10/17/25 (Call 10/17/22)(b)	10	11,016
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	26,134
U.S. Steel Corp., 6.88%, 08/15/25 (Call 10/01/20)(d)	25	18,481
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(b)	15	15,944

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd., 6.25%, 08/10/26	$30	$35,768

		177,309

Leisure Time — 0.0%
Carnival Corp.
9.88%, 08/01/27 (Call 02/01/24)(b)	30	30,227
10.50%, 02/01/26 (Call 08/01/23)(b)	10	10,498
NCL Corp. Ltd., 10.25%, 02/01/26 (Call 08/01/23)(b)	15	15,147

		55,872

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	10	9,953
6.00%, 08/15/26 (Call 08/15/21)	10	10,420
6.38%, 04/01/26 (Call 04/01/21)	25	26,075
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (Call 05/01/21)	25	25,804
5.75%, 05/01/28 (Call 05/01/23)(b)	25	26,441
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	5	5,144
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	25,247
Marriott International Inc./MD
4.63%, 06/15/30 (Call 03/15/30)	25	27,366
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,136
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)	10	9,419
6.13%, 09/15/25 (Call 05/15/22)(b)	5	5,306
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	4	4,068
5.50%, 04/15/27 (Call 01/15/27)	17	17,978
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(b)	10	9,504
Wyndham Destinations Inc.
4.63%, 03/01/30 (Call 12/01/29)(b)	5	4,710
5.75%, 04/01/27 (Call 01/01/27)	25	25,783
6.63%, 07/31/26 (Call 04/30/26)(b)	10	10,627
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	5	5,039
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	25	24,752

		279,772

Machinery — 0.2%
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(b)	10	10,421
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	10	10,837
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	50	57,148
John Deere Capital Corp.
2.25%, 09/14/26	5	5,436
2.45%, 01/09/30	5	5,447
3.45%, 03/07/29	5	5,834
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	5	5,221
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	5	5,366
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(b)	85	90,541
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,787
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	10	10,069
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	28,819
Xylem Inc., 3.25%, 11/01/26 (Call 08/01/26)	10	11,220

		252,146

Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	15	16,279

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.38%, 08/26/29 (Call 05/26/29)	$10	$10,798
2.88%, 10/15/27 (Call 07/15/27)	25	28,042
3.63%, 09/14/28 (Call 06/14/28)	5	5,846
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,656
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(b)	5	5,450
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	50	52,808
3.63%, 05/01/30 (Call 02/01/30)	50	51,493
5.55%, 01/05/26	5	5,808
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	15	16,711
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	27,660
3.25%, 06/14/29 (Call 03/14/29)	5	5,651
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,629
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	32,610
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	35	40,971

		311,412

Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(b)	30	31,830
4.75%, 03/01/30 (Call 09/01/24)(b)	35	37,584
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,890
5.13%, 05/01/27 (Call 05/01/22)(b)	50	53,252
5.38%, 06/01/29 (Call 06/01/24)(b)	20	21,947
5.50%, 05/01/26 (Call 05/01/21)(b)	25	26,141
5.75%, 02/15/26 (Call 02/15/21)(b)	25	26,199
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	50	57,264
5.05%, 03/30/29 (Call 12/30/28)	20	24,241
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	10,766
3.15%, 03/01/26 (Call 12/01/25)	25	28,056
3.15%, 02/15/28 (Call 11/15/27)	35	39,686
3.30%, 02/01/27 (Call 11/01/26)	25	28,266
3.38%, 08/15/25 (Call 05/15/25)	20	22,410
3.40%, 04/01/30 (Call 01/01/30)	50	57,754
3.95%, 10/15/25 (Call 08/15/25)	16	18,466
4.15%, 10/15/28 (Call 07/15/28)	60	72,638
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	28,144
CSC Holdings LLC, 5.38%, 02/01/28 (Call 02/01/23)(b)	200	213,714
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	40	31,192
6.63%, 08/15/27 (Call 08/15/22)(b)(d)	20	11,215
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	35	38,717
4.90%, 03/11/26 (Call 12/11/25)	30	35,215
DISH DBS Corp.
7.38%, 07/01/28 (Call 07/01/23)(b)	10	10,611
7.75%, 07/01/26	10	11,449
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	60	72,157
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(b)	25	26,047
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	14,321
8.38%, 05/01/27 (Call 05/01/22)	15	15,207
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	21,737
Nexstar Broadcasting Inc., 5.63%, 07/15/27 (Call 07/15/22)(b)	10	10,575
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	15	15,786

Security	Par (000)	Value

Media (continued)
5.00%, 08/01/27 (Call 08/01/22)(b)	$25	$26,556
5.38%, 07/15/26 (Call 07/15/21)(b)	25	26,234
TCI Communications Inc., 7.13%, 02/15/28	5	6,955
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	20	20,171
5.00%, 09/15/29 (Call 09/15/24)(b)	20	20,096
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	11	12,207
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	60	63,088
2.95%, 06/15/27(d)	10	11,094
3.15%, 09/17/25	10	11,138
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(b)	15	15,152
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)	55	59,303
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,584
Walt Disney Co. (The)
1.75%, 01/13/26	29	30,264
2.20%, 01/13/28	40	42,366
3.70%, 10/15/25 (Call 07/15/25)	20	22,746

		1,522,431

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	10	10,454

Mining — 0.3%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(c)	200	218,978
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	25	26,237
4.63%, 08/01/30 (Call 08/01/25)	10	10,690
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	38,401
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	10	10,879
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,707
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,427
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(b)	25	25,369
5.88%, 09/30/26 (Call 09/30/21)(b)	25	26,079
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	14	19,885

		387,652

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 02/15/23)	10	10,220
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	10	10,227

		20,447

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	15,241

Oil & Gas — 1.9%
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	21	20,853
4.88%, 11/15/27 (Call 05/15/27)	15	15,338
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(b)	5	3,461
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	27,412
3.63%, 04/06/30 (Call 01/06/30)	50	57,474
3.94%, 09/21/28 (Call 06/21/28)	10	11,722
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,743
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/21)(d)	25	7,486

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	$35	$37,958
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	60	66,843
3.33%, 11/17/25 (Call 08/17/25)	2	2,257
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	6	6,179
4.38%, 03/15/29 (Call 12/15/28)	10	10,592
Comstock Resources Inc.
7.50%, 05/15/25 (Call 10/01/20)(b)	5	4,988
9.75%, 08/15/26 (Call 08/15/21)	20	21,341
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	6	6,632
4.30%, 08/15/28 (Call 05/15/28)	40	45,181
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	30	36,077
6.95%, 04/15/29	19	26,603
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	25	24,014
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(b)	10	9,945
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	5	5,732
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	30	30,481
Ecopetrol SA, 5.38%, 06/26/26 (Call 03/26/26)	100	110,808
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	5	5,008
5.75%, 01/30/28 (Call 01/30/23)(b)	5	5,105
Eni USA Inc., 7.30%, 11/15/27	5	6,329
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	10	11,587
EQT Corp., 8.75%, 02/01/30 (Call 11/01/29)	25	30,151
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	50	53,089
3.63%, 09/10/28 (Call 06/10/28)	50	58,571
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	20	21,615
3.04%, 03/01/26 (Call 12/01/25)	25	27,837
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(c)	200	227,028
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	10	10,649
7.88%, 10/01/29	5	6,274
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 10/01/20)(b)	25	23,548
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	16,487
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	10	10,224
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	25,581
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,870
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	15	14,278
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	25	16,963
10.50%, 05/15/27 (Call 05/15/22)(b)	5	3,559
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	6	5,964
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	5,538
3.85%, 01/15/28 (Call 10/15/27)	5	5,670
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	1,723
3.40%, 04/15/26 (Call 01/15/26)	25	22,171
3.50%, 06/15/25 (Call 03/15/25)	12	10,863
3.50%, 08/15/29 (Call 05/15/29)	25	21,601

Security	Par (000)	Value

Oil & Gas (continued)
5.55%, 03/15/26 (Call 12/15/25)	$10	$9,916
8.50%, 07/15/27 (Call 01/15/27)	20	22,111
8.88%, 07/15/30 (Call 01/15/30)	10	11,380
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,748
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 08/15/25 (Call 10/01/20)(b)	5	5,126
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,128
5.15%, 11/15/29 (Call 08/15/29)	5	4,112
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)(b)	20	16,852
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	5	5,111
Petrobras Global Finance BV
6.00%, 01/27/28	200	221,472
8.75%, 05/23/26	50	63,210
Petroleos Mexicanos
6.50%, 03/13/27	200	197,044
6.84%, 01/23/30 (Call 10/23/29)(b)	50	48,113
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	25	24,298
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(b)	5	3,403
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	25	23,311
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 10/01/20)(b)	10	9,657
Shell International Finance BV
2.50%, 09/12/26	23	25,194
2.88%, 05/10/26	5	5,564
3.88%, 11/13/28 (Call 08/13/28)	20	23,568
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(b)	200	212,490
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)	25	25,181
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	55	61,203
3.46%, 02/19/29 (Call 11/19/28)	5	5,761
Total Capital SA, 3.88%, 10/11/28	4	4,748
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	5	1,548
8.00%, 02/01/27 (Call 02/01/23)(b)	10	2,981
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	20,715
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	30	33,041
4.00%, 04/01/29 (Call 01/01/29)	20	22,495
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,149
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(e)	25	5,886
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	22,622
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	15	14,333
5.25%, 10/15/27 (Call 10/15/22)	5	4,974
5.75%, 06/01/26 (Call 06/01/21)	5	5,105
YPF SA, 8.50%, 07/28/25(c)	75	60,717

		2,508,670

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,348
3.34%, 12/15/27 (Call 09/15/27)	15	16,360
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	10	10,137
3.80%, 11/15/25 (Call 08/15/25)	15	16,435

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	$10	$10,944
4.00%, 12/21/25 (Call 09/21/25)(b)	7	7,788
4.30%, 05/01/29 (Call 02/01/29)(b)	50	56,480
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	5,174

		128,666

Packaging & Containers — 0.2%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	15	14,979
4.88%, 03/15/26 (Call 12/15/25)	5	5,613
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	30	30,617
4.88%, 07/15/26 (Call 07/15/22)(b)	20	21,225
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	15	15,975
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	10,631
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	10,479
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	10	10,500
Graphic Packaging International LLC, 3.50%, 03/01/29 (Call 09/01/28)(b)	5	5,053
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	32,011
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	10	10,194
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,724
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(b)	10	11,032
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	10,960
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	10	10,133
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	5,207
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	10	10,954
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,996
4.90%, 03/15/29 (Call 12/15/28)	50	61,501

		298,784

Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	15	16,696
3.20%, 11/21/29 (Call 08/21/29)(b)	25	27,710
4.25%, 11/14/28 (Call 08/14/28)	85	101,215
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(b)	10	10,499
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	11,436
AstraZeneca PLC, 3.38%, 11/16/25	20	22,532
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	25	27,503
9.25%, 04/01/26 (Call 04/01/22)(b)	20	22,156
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	10	9,884
5.25%, 01/30/30 (Call 01/30/25)(b)	10	9,929
5.50%, 11/01/25 (Call 11/01/20)(b)	25	25,802
6.25%, 02/15/29 (Call 02/15/24)(b)	20	20,901
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,655
7.25%, 05/30/29 (Call 05/30/24)(b)	10	10,908
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	25	28,309
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (Call 04/26/29)	50	58,373
3.88%, 08/15/25 (Call 05/15/25)	25	28,774

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	$50	$56,249
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	60	63,027
3.40%, 03/01/27 (Call 12/01/26)	5	5,606
4.13%, 11/15/25 (Call 09/15/25)	25	28,871
4.38%, 10/15/28 (Call 07/15/28)	60	71,866
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	57	62,118
3.00%, 08/15/26 (Call 06/15/26)	5	5,498
3.25%, 08/15/29 (Call 05/15/29)	30	33,406
3.63%, 04/01/27 (Call 02/01/27)	5	5,668
4.30%, 03/25/28 (Call 12/25/27)	130	153,085
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	75	87,385
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	47,572
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	10	11,025
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	27,443
2.95%, 03/03/27 (Call 12/03/26)	10	11,198
6.95%, 09/01/29	10	14,690
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	23,413
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	2	2,319
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	5	5,845
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	37,442
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	40	45,300
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	2	2,223
3.10%, 05/17/27 (Call 02/17/27)	25	28,132
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	55	58,597
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	50	55,669
2.75%, 06/03/26	30	33,446
3.00%, 12/15/26	35	39,793
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	35	39,175
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	25	22,928
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	27,826
3.90%, 08/20/28 (Call 05/20/28)	14	16,618
4.50%, 11/13/25 (Call 08/13/25)	2	2,356

		1,569,071

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(b)	10	8,973
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,529
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	24,990
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	39,460
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)	10	10,225
5.63%, 10/01/26 (Call 10/01/21)	25	26,182
Series WI, 4.50%, 10/01/29 (Call 10/01/24)	15	15,638
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 10/01/20)	5	4,775
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	15	16,206
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	22	21,524
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	35	40,508

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Operating LP
4.75%, 01/15/26 (Call 10/15/25)	$10	$10,898
4.95%, 06/15/28 (Call 03/15/28)	60	64,319
5.25%, 04/15/29 (Call 01/15/29)	10	10,924
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	8,814
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	10	8,737
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	37,404
3.70%, 02/15/26 (Call 11/15/25)	18	20,383
4.15%, 10/16/28 (Call 07/16/28)	75	87,984
EQM Midstream Partners LP
6.00%, 07/01/25 (Call 04/01/25)(b)	10	10,616
6.50%, 07/01/27 (Call 01/01/27)(b)	10	10,962
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	10	10,361
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/21)	25	21,229
6.50%, 10/01/25 (Call 10/01/20)	5	4,320
7.75%, 02/01/28 (Call 02/01/23)	25	22,258
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	35	40,595
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	49,711
4.25%, 12/01/27 (Call 09/01/27)	15	16,716
4.80%, 02/15/29 (Call 11/15/28)	4	4,630
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(b)	10	10,146
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 04/15/22)	5	3,324
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	27,343
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	10	10,439
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	35	34,806
4.55%, 07/15/28 (Call 04/15/28)	35	37,138
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	15	15,806
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,972
4.65%, 10/15/25 (Call 07/15/25)	15	16,329
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(b)	10	9,830
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	40	44,028
5.00%, 03/15/27 (Call 09/15/26)	15	17,100
5.88%, 06/30/26 (Call 12/31/25)	20	24,040
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	11	12,122
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	35	40,610
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(b)	10	9,151
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25 (Call 10/01/20)	5	5,113
5.38%, 02/01/27 (Call 02/01/22)	5	5,199
6.50%, 07/15/27 (Call 07/15/22)	25	27,047
6.88%, 01/15/29 (Call 01/15/24)	10	11,049
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	5	5,363
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	50	58,250
4.25%, 05/15/28 (Call 02/15/28)	25	29,159
4.88%, 01/15/26 (Call 10/15/25)	10	11,855

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	$10	$10,897
4.00%, 03/15/28 (Call 12/15/27)	25	28,249
7.85%, 02/01/26 (Call 11/01/25)	10	13,073
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	25,332
Williams Companies Inc. (The), 4.00%, 09/15/25 (Call 06/15/25)	10	11,172

		1,213,813

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	30	34,457

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	23,202
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	10	10,572
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(b)	5	5,118
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(b)	10	10,154
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(b)	5	5,255

		54,301

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	30	34,355
3.95%, 01/15/28 (Call 10/15/27)	5	5,760
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	5	5,347
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	50	51,238
2.90%, 01/15/30 (Call 10/15/29)	5	5,449
3.13%, 01/15/27 (Call 10/15/26)	5	5,507
3.55%, 07/15/27 (Call 04/15/27)	5	5,632
4.40%, 02/15/26 (Call 11/15/25)	15	17,444
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	10	10,928
3.20%, 01/15/28 (Call 10/15/27)	25	27,858
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	10	10,797
2.90%, 03/15/30 (Call 12/15/29)	25	26,471
4.50%, 12/01/28 (Call 09/01/28)	25	29,695
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	30	32,585
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	10	8,154
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,933
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	5	5,211
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	45	51,406
4.45%, 02/15/26 (Call 11/15/25)	16	18,571
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	10	10,796
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	11,530
3.70%, 08/15/27 (Call 05/15/27)	30	34,259
4.75%, 10/01/25 (Call 07/01/25)	25	29,303

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)	$25	$23,252
9.75%, 06/15/25 (Call 06/15/22)	25	27,926
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,872
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	10	9,340
4.75%, 12/15/26 (Call 09/15/26)	5	4,841
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	50	51,302
3.20%, 11/18/29 (Call 08/18/29)	50	55,360
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	11,154
ESH Hospitality Inc., 4.63%, 10/01/27 (Call 10/01/22)(b)	15	15,001
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	5	5,423
3.38%, 04/15/26 (Call 01/15/26)	25	27,558
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	5	5,333
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	7,685
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	10	11,136
5.38%, 04/15/26 (Call 01/15/26)	30	33,323
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	50	53,006
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	5	5,590
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	10	10,842
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	11,296
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(b)	25	25,951
4.88%, 09/15/29 (Call 09/15/24)(b)	10	10,372
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,519
5.25%, 07/15/30 (Call 07/15/25)(b)	20	21,230
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	5	4,946
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	52,076
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	5	5,460
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(b)	25	23,860
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.63%, 06/15/25 (Call 03/15/25)(b)	15	15,833
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	11,611
4.00%, 11/15/25 (Call 08/15/25)	7	7,957
4.20%, 06/15/28 (Call 03/15/28)	10	11,655
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	10	10,681
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	26,979
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	25	27,316
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	10	10,686
3.75%, 11/01/25 (Call 08/01/25)	10	11,464
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	20	22,644
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,814
3.65%, 01/15/28 (Call 10/15/27)	5	5,582
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	5,160
3.60%, 02/01/27 (Call 11/01/26)	5	5,364

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	$5	$4,574
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	25	21,582
7.50%, 09/15/25 (Call 06/15/25)	5	5,428
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	9,990
3.30%, 01/15/26 (Call 10/15/25)	25	27,339
3.38%, 12/01/27 (Call 09/01/27)	48	51,972
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	50	52,876
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	5	5,363
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	5	5,336
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,946
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	31	34,638
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	10	10,681
4.88%, 06/01/26 (Call 03/01/26)	5	5,571
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	10	9,959
4.63%, 12/01/29 (Call 12/01/24)(b)	25	26,100
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	49,681
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	52,581
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	25	29,128
6.95%, 10/01/27	5	6,372

		1,572,746

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.38%, 01/15/28 (Call 11/15/22)(b)	20	20,525
5.00%, 10/15/25 (Call 10/15/20)(b)	25	25,635
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	20	22,219
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	10	11,093
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	28,615
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(b)	10	9,922
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,911
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	10,236
3.00%, 05/18/27 (Call 02/18/27)	5	5,635
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	20,634
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	40	46,167
4.13%, 05/01/28 (Call 02/01/28)	5	5,901
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	41,263
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(b)	25	28,541
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	5	4,989
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	15	16,191
2.80%, 09/14/27 (Call 06/14/27)	50	55,689
2.95%, 06/15/29 (Call 03/15/29)	25	28,173
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	10	10,182
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	26,072
L Brands Inc.
6.69%, 01/15/27	5	5,062
6.88%, 07/01/25 (Call 07/01/22)(b)	10	10,807
9.38%, 07/01/25(b)	10	11,625
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5	5,436

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.10%, 05/03/27 (Call 02/03/27)	$8	$8,930
3.38%, 09/15/25 (Call 06/15/25)	25	28,032
3.65%, 04/05/29 (Call 01/05/29)	60	69,375
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	10	10,455
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	52,024
3.50%, 03/01/27 (Call 12/01/26)	5	5,677
3.70%, 01/30/26 (Call 10/30/25)	30	34,214
3.80%, 04/01/28 (Call 01/01/28)	15	17,486
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(b)(d)	9	9,182
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	25	26,558
Nordstrom Inc., 6.95%, 03/15/28	5	5,071
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	29	34,457
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	5	5,034
5.50%, 05/15/26 (Call 05/15/21)	5	5,205
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	10	10,405
4.75%, 02/15/27 (Call 11/15/26)	5	5,324
Rite Aid Corp.
7.70%, 02/15/27	10	8,686
8.00%, 11/15/26 (Call 01/15/23)(b)	10	10,195
Ross Stores Inc., 4.80%, 04/15/30 (Call 01/15/30)	10	12,063
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	25,732
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	25	22,242
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	5	5,418
3.50%, 03/01/28 (Call 12/01/27)	6	6,801
4.00%, 11/15/28 (Call 08/15/28)	5	5,894
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	10,848
2.50%, 04/15/26	10	10,964
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	50	59,473
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	35	38,446
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	5	5,506
3.25%, 07/08/29 (Call 04/08/29)	10	11,683
3.70%, 06/26/28 (Call 03/26/28)	60	71,051

		1,088,954

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	5	5,501
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	5	5,693
3.90%, 12/15/25 (Call 09/15/25)	15	17,234
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	6	6,923
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	27,007
3.88%, 01/15/27 (Call 10/15/26)	60	66,489
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	15	16,246
4.25%, 04/15/26 (Call 02/15/26)	60	68,084
4.75%, 04/15/29 (Call 01/15/29)	10	11,746
5.00%, 04/15/30 (Call 01/15/30)	60	71,455
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(b)	5	5,174
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	30	33,041
3.90%, 03/25/30 (Call 12/25/29)	50	60,696
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	42,013

Security	Par (000)	Value

Semiconductors (continued)
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(b)	$10	$10,401
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	41,990
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(b)	50	55,526
3.88%, 06/18/26 (Call 04/18/26)(b)	5	5,638
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	20	20,852
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)	10	10,605
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	37,038
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,750
2.90%, 11/03/27 (Call 08/03/27)	5	5,622

		635,724

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	35	38,157

Software — 0.5%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5	5,719
3.40%, 06/15/27 (Call 03/15/27)	20	22,545
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5	5,374
2.30%, 02/01/30 (Call 11/01/29)	10	10,806
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	22,634
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	10	10,129
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(b)	5	5,429
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	5	5,453
3.40%, 06/27/26 (Call 03/27/26)	6	6,739
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(b)	15	15,318
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,526
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,510
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,571
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(b)	5	5,449
10.25%, 02/15/27 (Call 02/15/22)(b)	6	6,877
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	5	5,942
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	12	13,399
3.75%, 05/21/29 (Call 02/21/29)	50	58,707
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	50	56,955
Logan Merger Sub Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	15	15,301
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	50	54,661
3.30%, 02/06/27 (Call 11/06/26)	45	51,549
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(b)	20	21,122
4.75%, 08/01/26 (Call 08/01/21)(b)	5	5,191
5.38%, 05/15/27 (Call 05/15/22)(b)	10	10,810
Nuance Communications Inc., 5.63%, 12/15/26
(Call 12/15/21)	25	26,678
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	15	15,484
5.88%, 06/01/26 (Call 06/01/21)(b)	5	5,259
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,548
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	50	55,980
3.25%, 11/15/27 (Call 08/15/27)	50	56,523

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	$20	$23,459
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	21,390
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(b)	4	4,150
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	33,285

		705,472

Telecommunications — 1.2%
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/22)(b)	200	209,526
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	10	11,412
4.10%, 02/15/28 (Call 11/15/27)	60	69,781
4.13%, 02/17/26 (Call 11/17/25)	50	57,747
4.30%, 02/15/30 (Call 11/15/29)	50	59,722
4.35%, 03/01/29 (Call 12/01/28)	30	35,654
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	15	15,299
5.13%, 12/15/26 (Call 12/15/22)(b)	20	20,745
Series G, 6.88%, 01/15/28	10	11,038
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	40	44,326
2.95%, 02/28/26	5	5,642
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/22)(b)	10	10,600
7.13%, 07/01/28 (Call 07/01/23)(b)	10	10,662
8.25%, 03/01/27 (Call 03/01/22)(b)	15	16,221
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/22)(b)	10	9,996
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	25	25,791
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(b)	20	20,121
8.50%, 04/01/26 (Call 04/01/21)(b)	25	25,113
Hughes Satellite Systems Corp.
5.25%, 08/01/26	25	27,349
6.63%, 08/01/26	5	5,661
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	25	22,182
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	5	5,394
3.63%, 01/15/29 (Call 01/15/24)(b)	20	20,053
4.25%, 07/01/28 (Call 07/01/23)(b)	25	25,748
4.63%, 09/15/27 (Call 09/15/22)(b)	25	26,186
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	10	11,603
Sprint Capital Corp., 6.88%, 11/15/28	50	63,891
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	15	18,443
Telesat Canada/Telesat LLC, 6.50%, 10/15/27
(Call 10/15/22)(b)	5	5,130
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	16,128
3.70%, 09/15/27 (Call 06/15/27)	5	5,646
T-Mobile USA Inc.
3.88%, 04/15/30 (Call 01/15/30)(b)	125	143,230
4.50%, 02/01/26 (Call 02/01/21)	10	10,310
4.75%, 02/01/28 (Call 02/01/23)	25	26,929
5.38%, 04/15/27 (Call 04/15/22)	5	5,378
6.50%, 01/15/26 (Call 01/15/21)	25	26,176
Verizon Communications Inc.
2.63%, 08/15/26	10	11,021
4.02%, 12/03/29 (Call 09/03/29)	50	60,012
4.13%, 03/16/27	75	88,714
4.33%, 09/21/28	54	65,372

Security	Par (000)	Value

Telecommunications (continued)
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(b)	$25	$25,072
5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,597
Vodafone Group PLC
4.38%, 05/30/28	50	59,743
7.00%, 04/04/79 (Call 01/04/29)(a)	25	30,080
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(b)	15	15,027
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(b)	20	19,789
6.13%, 03/01/28 (Call 03/01/23)(b)	10	10,327

		1,520,587

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,063
3.90%, 11/19/29 (Call 08/19/29)	25	26,233
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	25	26,527

		54,823

Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,034
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	5	5,712
3.65%, 09/01/25 (Call 06/01/25)	30	34,081
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	5	5,484
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	5	5,909
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	60	70,219
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	21	23,408
4.20%, 10/17/28 (Call 07/17/28)	5	5,927
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	5	5,781
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	5	5,201
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	10,912
3.65%, 08/01/25 (Call 06/01/25)	15	16,972
3.80%, 08/01/28 (Call 05/01/28)	15	17,737
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	15	16,033
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	15	16,002
2.40%, 02/05/30 (Call 11/05/29)	10	10,803
2.75%, 03/01/26 (Call 12/01/25)	25	27,391
3.95%, 09/10/28 (Call 06/10/28)	20	23,754
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	5	5,471
3.05%, 11/15/27 (Call 08/15/27)	5	5,665
4.45%, 04/01/30 (Call 01/01/30)	60	75,635

		399,131

Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 4.88%, 10/01/25
(Call 07/01/25)(b)	25	24,612
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(b)	5	5,328
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	26,532
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26 (Call 08/15/26)(b)	25	27,336
4.45%, 01/29/26 (Call 11/29/25)(b)	5	5,717

		89,525

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	$5	$5,868

Total Corporate Bonds & Notes — 27.3% (Cost: $33,763,319)		35,782,945

Foreign Government Obligations(f)

Argentina — 0.1%
Argentine Republic Government International Bond
6.88%, 01/26/27(e)	25	11,112
7.50%, 04/22/26(e)	150	68,490

		79,602

Bahrain — 0.2%
CBB International Sukuk Programme Co. SPC,4.50%, 03/30/27(c)	200	206,444

Brazil — 0.2%
Brazilian Government International Bond
4.63%, 01/13/28 (Call 10/13/27)	200	221,078
10.13%, 05/15/27(d)	25	34,282

		255,360

Canada — 0.2%
Province of Alberta Canada,3.30%, 03/15/28	40	46,655
Province of British Columbia Canada,2.25%, 06/02/26	5	5,463
Province of New Brunswick Canada,3.63%, 02/24/28	15	17,714
Province of Ontario Canada,2.50%, 04/27/26	55	60,432
Province of Quebec Canada
2.50%, 04/20/26	10	11,002
2.75%, 04/12/27	50	56,124
Series PD, 7.50%, 09/15/29	10	15,423

		212,813

China — 0.2%
Export-Import Bank of China (The),3.38%, 03/14/27(c)	200	220,858

Colombia — 0.1%
Colombia Government International Bond,3.00%, 01/30/30 (Call 10/30/29)	200	205,906

Dominican Republic — 0.1%
Dominican Republic International Bond,5.95%, 01/25/27(c)	100	107,270

Ecuador — 0.1%
Ecuador Government International Bond
0.00%, 07/31/30(g)	12	5,988
1.00%, 07/31/30	38	28,427
1.00%, 07/31/35	99	63,339
1.00%, 07/31/40(e)	45	26,404

		124,158

Egypt — 0.1%
Egypt Government International Bond,5.88%, 06/11/25(c)	200	206,246

Indonesia — 0.3%
Indonesia Government International Bond,3.85%, 07/18/27(c)	200	225,638
Perusahaan Penerbit SBSN Indonesia III,4.55%, 03/29/26(c)	200	230,138

		455,776

Lebanon — 0.0%
Lebanon Government International Bond,6.60%, 11/27/26(c)(e)	25	4,163

Security	Par (000)	Value

Mexico — 0.2%
Mexico Government International Bond,4.50%, 04/22/29	$200	$225,668

Oman — 0.1%
Oman Government International Bond,4.75%, 06/15/26(c)	200	189,772

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	48	69,201
9.38%, 04/01/29	46	71,531

		140,732

Peru — 0.1%
Peruvian Government International Bond,7.35%, 07/21/25	100	128,630

Philippines — 0.2%
Philippine Government International Bond,3.00%, 02/01/28	200	218,280

Poland — 0.0%
Republic of Poland Government International Bond,3.25%, 04/06/26	25	28,253

Qatar — 0.2%
Qatar Government International Bond,4.50%, 04/23/28(c)	200	240,174

Russia — 0.2%
Russian Foreign Bond-Eurobond,4.25%, 06/23/27(c)	200	226,492

Saudi Arabia — 0.4%
KSA Sukuk Ltd.,2.97%, 10/29/29(c)	200	212,162
Saudi Government International Bond,2.90%, 10/22/25(c)	300	318,573

		530,735

South Africa — 0.1%
Republic of South Africa Government International Bond,4.85%, 09/30/29	200	195,542

Supranational — 0.5%
Asian Development Bank
1.75%, 09/19/29	70	75,561
1.88%, 01/24/30	5	5,468
2.00%, 04/24/26	10	10,842
2.50%, 11/02/27	35	39,464
2.63%, 01/12/27	30	33,750
2.75%, 01/19/28(d)	20	22,975
European Investment Bank
0.00%, 11/06/26(g)	30	28,844
1.63%, 10/09/29	50	53,616
2.13%, 04/13/26	25	27,319
2.38%, 05/24/27(d)	5	5,586
Inter-American Development Bank
2.25%, 06/18/29	55	61,655
2.38%, 07/07/27	35	39,006
3.13%, 09/18/28	55	65,208
International Bank for Reconstruction & Development
0.88%, 05/14/30	100	100,343
1.75%, 10/23/29	50	54,083

		623,720

Turkey — 0.2%
Turkey Government International Bond
4.25%, 04/14/26	200	182,144
11.88%, 01/15/30(d)	50	66,619

		248,763

Ukraine — 0.1%
Ukraine Government International Bond,7.75%, 09/01/25(c)	150	158,291

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond,2.50%, 09/30/29(c)	$200	$214,740
Sharjah Sukuk Program Ltd.,3.23%, 10/23/29(c)	200	211,998

		426,738

Uruguay — 0.0%
Uruguay Government International Bond,4.38%, 10/27/27	25	29,046

Venezuela — 0.0%
Venezuela Government International Bond,7.65%, 04/21/25(c)(e)	15	1,103

Total Foreign Government Obligations — 4.3% (Cost: $5,473,884)		5,690,535

Municipal Debt Obligations

California — 0.1%
State of California GO, 2.50%, 10/01/29	50	54,398
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	10,151

		64,549

Total Municipal Debt Obligations — 0.1% (Cost: $62,585)		64,549

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 48.5%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	18	18,687
3.00%, 03/01/46	319	337,578
3.00%, 07/01/46	18	18,543
3.00%, 08/01/46	139	146,570
3.00%, 09/01/46	75	80,502
3.00%, 10/01/46	38	41,191
3.00%, 12/01/46	385	473,827
3.00%, 01/01/47	74	77,934
3.00%, 02/01/47	226	239,404
3.00%, 06/01/47	132	141,860
3.00%, 08/01/47	27	28,492
3.00%, 09/01/47	57	60,593
3.00%, 10/01/47	44	46,089
3.00%, 12/01/47	130	136,933
3.00%, 07/01/50	150	158,993
3.00%, 08/01/50	202	216,332
3.50%, 06/01/34	29	30,287
3.50%, 03/01/38	142	150,796
3.50%, 10/01/42	89	96,809
3.50%, 10/01/44	51	55,214
3.50%, 03/01/46	194	213,007
3.50%, 12/01/46	34	36,533
3.50%, 01/01/47	41	43,740
3.50%, 04/01/47	110	116,834
3.50%, 07/01/47	63	102,481
3.50%, 08/01/47	14	14,819
3.50%, 09/01/47	96	176,212
3.50%, 12/01/47	15	15,700
3.50%, 02/01/48	120	197,364
3.50%, 03/01/48	31	90,012
3.50%, 05/01/48	61	64,352
3.50%, 04/01/49	144	154,855

Security	Par (000)	Value

Mortgage-Backed Securities(continued)
3.50%, 05/01/49	$20	$21,032
3.50%, 06/01/49	42	45,742
4.00%, 09/01/45	33	35,566
4.00%, 02/01/46	230	251,693
4.00%, 10/01/46	16	17,453
4.00%, 10/01/47	8	8,210
4.00%, 01/01/48	78	83,257
4.00%, 02/01/48	29	31,005
4.00%, 06/01/48	18	57,359
4.00%, 12/01/48	43	46,302
4.00%, 01/01/49	0	16,067
4.00%, 05/01/50	63	68,096
4.50%, 10/01/48	56	61,795
4.50%, 01/01/49	45	48,995
5.00%, 12/01/41	425	485,498
Federal National Mortgage Association
3.00%, 07/01/46	388	890,345
3.00%, 12/01/46	247	260,811
3.00%, 02/01/47	53	57,349
3.50%, 01/01/47	71	74,965
3.50%, 11/01/51	539	587,800
4.00%, 02/01/47	55	61,301
4.00%, 02/01/57	39	43,649
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	97,511
Series K056, Class A2, 2.53%, 05/25/26	35	38,120
Series K066, Class A2, 3.12%, 06/25/27	100	113,432
Series K078, Class A2, 3.85%, 06/25/28	175	209,274
Series K087, Class A2, 3.77%, 12/25/28	100	119,898
Series K090, Class A2, 3.42%, 02/25/29	100	117,934
Series K-1512, Class A2, 2.99%, 05/25/31	70	82,301
Government National Mortgage Association
2.50%, 12/20/46	95	100,994
2.50%, 01/20/47	47	49,739
2.50%, 08/20/50	52	54,831
2.50%, 09/01/50(h)	630	663,813
3.00%, 05/20/45	204	215,345
3.00%, 07/20/45	169	178,581
3.00%, 10/20/45	18	19,243
3.00%, 11/20/45	565	597,864
3.00%, 02/20/46	63	67,141
3.00%, 05/20/46	47	49,955
3.00%, 06/20/46	60	63,508
3.00%, 07/20/46	51	53,489
3.00%, 08/20/46	271	286,870
3.00%, 09/20/46	162	171,131
3.00%, 11/20/46	81	85,560
3.00%, 12/20/46	82	86,804
3.00%, 02/20/47	48	50,919
3.00%, 06/20/47	78	82,261
3.00%, 11/20/47	350	369,681
3.00%, 12/20/47	378	398,389
3.00%, 01/20/48	171	180,743
3.00%, 02/20/48	59	61,914
3.00%, 04/20/49	1,070	1,128,847
3.00%, 02/20/50	267	282,046
3.00%, 08/20/50	275	290,260
3.00%, 09/01/50(h)	1,091	1,148,789
3.50%, 09/20/42	445	482,482
3.50%, 10/20/42	19	20,114

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/42	$355	$384,874
3.50%, 04/20/43	132	143,300
3.50%, 11/20/45	109	116,613
3.50%, 12/20/45	10	11,238
3.50%, 03/20/46	127	135,354
3.50%, 04/20/46	59	62,980
3.50%, 06/20/46	216	230,400
3.50%, 12/20/46	50	53,374
3.50%, 01/20/47	14	15,430
3.50%, 02/20/47	38	40,033
3.50%, 03/20/47	18	19,000
3.50%, 09/20/47	61	64,826
3.50%, 11/20/47	95	101,449
3.50%, 12/15/47	85	90,240
3.50%, 02/20/48	56	59,306
3.50%, 04/20/48	20	117,446
3.50%, 08/20/48	123	130,048
3.50%, 01/20/49	48	50,869
3.50%, 01/20/50	1,128	1,185,798
3.50%, 03/20/50	181	190,489
3.50%, 05/20/50	321	337,170
3.50%, 09/21/50(h)	1,276	1,342,577
4.00%, 04/20/47	258	277,076
4.00%, 06/20/47	170	182,071
4.00%, 07/20/47	472	507,179
4.00%, 11/20/47	94	101,406
4.00%, 03/20/48	137	147,580
4.00%, 04/20/48	69	73,619
4.00%, 05/15/48	39	41,869
4.00%, 05/20/48	168	180,182
4.00%, 08/20/48	173	185,704
4.00%, 09/20/48	69	73,988
4.00%, 11/20/48	30	395,077
4.00%, 02/20/50	305	324,548
4.00%, 09/21/50(h)	558	594,292
4.50%, 10/20/46	100	111,821
4.50%, 06/20/47	14	15,179
4.50%, 04/20/48	44	47,088
4.50%, 06/20/48	22	24,254
4.50%, 08/20/48	170	183,388
4.50%, 10/20/48	339	365,941
4.50%, 12/20/48	34	84,057
4.50%, 03/20/49	32	34,581
4.50%, 06/20/49	293	315,127
4.50%, 07/20/49	83	89,522
4.50%, 08/20/49	19	20,708
4.50%, 09/01/50(h)	65	69,781
5.00%, 04/20/48	44	48,235
5.00%, 05/20/48	91	99,875
5.00%, 11/20/48	19	21,094
5.00%, 12/20/48	118	128,103
5.00%, 01/20/49	173	187,967
5.00%, 05/20/49	14	15,281
5.00%, 09/01/50(h)	387	419,532
Uniform Mortgage-Backed Securities
2.00%, 09/01/35(h)	100	104,049
2.00%, 09/14/50(h)	1,300	1,340,625
2.50%, 09/17/35(h)	325	340,939
2.50%, 04/01/47	65	68,903
2.50%, 10/01/49	24	24,745

Security	Par (000)	Value

Mortgage-Backed Securities(continued)
2.50%, 01/01/50	$91	$95,878
2.50%, 06/01/50	75	80,398
2.50%, 08/01/50	153	162,825
2.50%, 09/01/50(h)	4,854	5,108,456
3.00%, 03/01/30	84	88,380
3.00%, 01/01/31	60	64,060
3.00%, 02/01/31	17	18,083
3.00%, 02/01/32	17	18,547
3.00%, 06/01/32	16	17,035
3.00%, 11/01/32	17	18,417
3.00%, 12/01/32	16	17,430
3.00%, 01/01/33	17	17,921
3.00%, 02/01/33	17	18,015
3.00%, 09/01/34	155	164,852
3.00%, 12/01/34	161	168,419
3.00%, 09/01/35(h)	264	277,148
3.00%, 11/01/42	10	11,130
3.00%, 09/01/43	13	13,752
3.00%, 01/01/44	19	19,925
3.00%, 10/01/44	32	236,684
3.00%, 03/01/45	114	122,036
3.00%, 05/01/45	53	57,094
3.00%, 08/01/46	34	56,296
3.00%, 11/01/46	17	600,376
3.00%, 12/01/46	61	97,546
3.00%, 01/01/47	78	139,940
3.00%, 02/01/47	441	466,133
3.00%, 03/01/47	44	277,076
3.00%, 07/01/47	129	136,139
3.00%, 08/01/47	18	19,159
3.00%, 03/01/48	43	45,643
3.00%, 11/01/48	182	191,782
3.00%, 09/01/49	225	239,512
3.00%, 11/01/49	22	23,179
3.00%, 12/01/49	327	1,508,388
3.00%, 02/01/50	361	486,111
3.00%, 03/01/50	50	53,405
3.00%, 04/01/50	247	260,488
3.00%, 05/01/50	53	56,318
3.00%, 07/01/50	52	55,187
3.00%, 08/01/50	1,345	1,421,395
3.00%, 09/01/50(h)	259	272,619
3.00%, 09/14/50(h)	2,396	2,525,721
3.50%, 03/01/33	18	19,887
3.50%, 04/01/33	30	32,560
3.50%, 05/01/33	18	19,996
3.50%, 07/01/34	38	40,774
3.50%, 08/01/34	32	33,909
3.50%, 09/01/35(h)	218	230,377
3.50%, 02/01/45	22	24,330
3.50%, 01/01/46	15	33,674
3.50%, 03/01/46	113	122,584
3.50%, 07/01/46	15	17,178
3.50%, 08/01/46	678	732,155
3.50%, 10/01/46	154	163,925
3.50%, 12/01/46	56	126,551
3.50%, 01/01/47	35	88,204
3.50%, 02/01/47	14	62,662
3.50%, 05/01/47	32	35,363
3.50%, 08/01/47	38	41,082

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities(continued)
3.50%, 11/01/47	$20	$21,866
3.50%, 01/01/48	41	361,855
3.50%, 02/01/48	96	387,470
3.50%, 03/01/48	17	17,640
3.50%, 04/01/48	15	126,240
3.50%, 05/01/48	22	24,839
3.50%, 06/01/48	109	115,342
3.50%, 11/01/48	37	38,688
3.50%, 01/01/49	169	178,664
3.50%, 04/01/49	21	23,057
3.50%, 06/01/49	178	222,161
3.50%, 07/01/49	412	435,807
3.50%, 11/01/49	240	253,014
3.50%, 02/01/50	388	500,771
3.50%, 05/01/50	192	203,729
3.50%, 09/14/50(h)	4,604	4,856,680
4.00%, 07/01/32	21	21,910
4.00%, 05/01/33	19	19,631
4.00%, 06/01/33	18	19,010
4.00%, 07/01/33	14	14,375
4.00%, 12/01/33	51	54,648
4.00%, 09/17/35(h)	69	73,159
4.00%, 06/01/38	18	19,501
4.00%, 01/01/45	36	109,916
4.00%, 03/01/45	18	19,683
4.00%, 06/01/45	37	40,253
4.00%, 06/01/46	147	165,172
4.00%, 07/01/46	643	693,645
4.00%, 10/01/46	20	22,580
4.00%, 02/01/47	15	16,843
4.00%, 08/01/47	15	15,796
4.00%, 09/01/47	19	133,989
4.00%, 10/01/47	98	109,554
4.00%, 01/01/48	123	149,581
4.00%, 09/01/48	14	15,234
4.00%, 10/01/48	83	88,621
4.00%, 11/01/48	101	108,044
4.00%, 12/01/48	52	55,388
4.00%, 01/01/49	30	31,889
4.00%, 02/01/49	30	32,025
4.00%, 03/01/49	25	100,812
4.00%, 04/01/49	104	114,304
4.00%, 05/01/49	61	67,138
4.00%, 06/01/49	39	155,474
4.00%, 07/01/49	39	118,358
4.00%, 08/01/49	246	263,908
4.00%, 11/01/49	111	118,196
4.00%, 12/01/49	78	83,362
4.00%, 02/01/50	247	263,013
4.00%, 04/01/50	856	928,671
4.00%, 05/01/50	77	136,412
4.00%, 09/14/50(h)	2,533	2,699,723
4.50%, 09/01/35(h)	25	26,246
4.50%, 01/01/44	305	333,972
4.50%, 02/01/46	36	39,987
4.50%, 04/01/47	19	20,691
4.50%, 10/01/47	14	41,934
4.50%, 03/01/48	26	28,161
4.50%, 06/01/48	24	27,024
4.50%, 07/01/48	8	8,952

Security	Par (000)	Value

Mortgage-Backed Securities(continued)
4.50%, 08/01/48	$68	$74,772
4.50%, 10/01/48	18	132,912
4.50%, 11/01/48	61	169,146
4.50%, 12/01/48	13	191,438
4.50%, 02/01/49	277	299,638
4.50%, 05/01/49	74	111,532
4.50%, 07/01/49	57	62,037
4.50%, 08/01/49	56	60,685
4.50%, 09/14/50(h)	1,318	1,423,492
5.00%, 03/01/48	12	12,925
5.00%, 04/01/48	51	56,146
5.00%, 05/01/48	28	31,002
5.00%, 07/01/48	45	50,142
5.00%, 01/01/49	36	39,746
5.00%, 04/01/49	54	59,877
5.00%, 09/14/50(h)	624	683,414
5.50%, 01/01/47	26	30,359
6.00%, 02/01/49	56	66,354

		63,669,150

U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks
2.75%, 12/13/24	50	55,009
3.00%, 03/10/28	60	69,689
3.13%, 06/13/25	135	152,046
Federal National Mortgage Association
1.88%, 09/24/26	75	80,970
Series 2017-M15, Class A2, 3.78%, 08/25/30(a)	280	336,332
Tennessee Valley Authority
2.88%, 09/15/24	25	27,407
Series A, 2.88%, 02/01/27	25	28,184

		749,637

U.S. Government Obligations — 17.0%
U.S. Treasury Note/Bond
0.38%, 07/31/27	400	397,312
0.50%, 05/31/27	600	601,500
0.50%, 06/30/27	500	501,094
0.63%, 03/31/27	450	455,273
0.63%, 05/15/30	1,250	1,243,555
1.50%, 08/15/26	2,025	2,158,207
1.50%, 02/15/30	450	484,945
1.63%, 05/15/26	500	535,937
1.63%, 08/15/29	735	799,198
1.75%, 12/31/26	245	265,404
1.75%, 11/15/29(d)	350	385,000
2.00%, 08/15/25	900	976,289
2.00%, 11/15/26	750	823,242
2.13%, 05/31/26	600	660,422
2.25%, 11/15/25	780	858,670
2.25%, 03/31/26	230	254,348
2.25%, 02/15/27	475	530,107
2.25%, 08/15/27	300	336,469
2.25%, 11/15/27	735	826,416
2.38%, 05/15/27	475	535,340
2.38%, 05/15/29	700	804,891
2.63%, 01/31/26	600	674,297
2.63%, 02/15/29	840	980,700
2.75%, 06/30/25	100	111,938
2.75%, 08/31/25	450	505,266
2.75%, 02/15/28	775	901,664

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.88%, 04/30/25	$50		$56,082
2.88%, 07/31/25	200		225,437
2.88%, 05/15/28	950		1,117,734
2.88%, 08/15/28	950		1,121,594
3.00%, 09/30/25	100		113,703
3.13%, 11/15/28	540		650,531
5.25%, 02/15/29	550		762,180
6.00%, 02/15/26	100		130,500
6.50%, 11/15/26	60		82,458
6.63%, 02/15/27	350		488,332

			22,356,035

Total U.S. Government & Agency Obligations — 66.1%
(Cost: $83,502,264)			86,774,822

Common Stocks

Media — 0.0%
AMC Entertainment Inc.(i)(j)	0	(k)	317

Total Common Stocks — 0.0% (Cost $0)			317

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(j)	0	(k)	961

Total Warrants — 0.0% (Cost $1,703)			961

Short-Term Investments

Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(l)(m)	25,289		25,314,764
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(l)(m)(n)	720		720,080

			26,034,844

Total Short-Term Investments — 19.8% (Cost: $26,021,051)			26,034,844

Total Investments Before TBA Sales Commitments — 119.3% (Cost: $150,936,984)			156,612,072

Security	Par (000)	Value

TBA Sales Commitments(h)

Mortgage-Backed Securities — (1.1)%
Uniform Mortgage-Backed Securities
3.00%, 09/14/50	(1,100)	$(1,159,703)
3.50%, 09/14/50	(169)	(178,275)
4.00%, 09/14/50	(113)	(120,438)

		(1,458,416)

Total TBA Sales Commitments — (1.1)% (Proceeds: $(1,458,240))		(1,458,416)

Total Investments, Net of TBA Sales Commitments — 118.2%
(Cost: $149,478,744)		155,153,656

Other Assets, Less Liabilities — (18.2)%		(23,922,689)

Net Assets — 100.0%		$131,230,967

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Zero-coupon bond.
(h)	TBA transaction.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Rounds to less than 1,000.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,984,251	$5,326,963	(a)	$—	$(3,453)	$7,003	$25,314,764	25,289	$86,476		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	394,171	325,909	(a)	—	—	—	720,080	720	2,161	(b)	—

					$(3,453)	$7,003	$26,034,844		$88,637		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,263,099	$—	$2,263,099
Corporate Bonds & Notes	—	35,782,945	—	35,782,945
Foreign Government Obligations	—	5,690,535	—	5,690,535
Municipal Debt Obligations	—	64,549	—	64,549
U.S. Government & Agency Obligations	—	86,774,822	—	86,774,822
Common Stocks	—	—	317	317
Warrants	—	961	—	961
Money Market Funds	26,034,844	—	—	26,034,844

	26,034,844	130,576,911	317	156,612,072

Liabilities
TBA Sales Commitments	—	(1,458,416)	—	(1,458,416)

	$26,034,844	$129,118,495	$317	$155,153,656

See notes to financial statements.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$57,920

Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	35	43,596
BAE Systems PLC, 5.80%, 10/11/41(a)	10	13,744
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	115	105,362
3.38%, 06/15/46 (Call 12/15/45)	107	90,507
3.50%, 03/01/39 (Call 09/01/38)	5	4,491
3.55%, 03/01/38 (Call 09/01/37)	130	116,117
3.60%, 05/01/34 (Call 02/01/34)	200	193,552
3.65%, 03/01/47 (Call 09/01/46)	20	17,358
3.75%, 02/01/50 (Call 08/01/49)	120	107,747
3.85%, 11/01/48 (Call 05/01/48)	55	48,936
3.90%, 05/01/49 (Call 11/01/48)	45	41,532
5.71%, 05/01/40 (Call 11/01/39)	305	352,522
5.81%, 05/01/50 (Call 11/01/49)	280	335,992
5.88%, 02/15/40	80	90,391
5.93%, 05/01/60 (Call 11/01/59)	235	288,493
6.13%, 02/15/33	50	59,591
6.63%, 02/15/38	5	6,058
6.88%, 03/15/39	90	111,133
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	36,438
4.25%, 04/01/40 (Call 10/01/39)	75	94,688
4.25%, 04/01/50 (Call 10/01/49)	105	137,514
Howmet Aerospace Inc., 5.95%, 02/01/37	85	96,524
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	32,755
5.05%, 04/27/45 (Call 10/27/44)	65	87,139
6.15%, 12/15/40	20	29,239
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	20	21,137
3.60%, 03/01/35 (Call 09/01/34)	85	101,696
3.80%, 03/01/45 (Call 09/01/44)	40	48,844
4.07%, 12/15/42	105	132,758
4.09%, 09/15/52 (Call 03/15/52)	40	52,169
4.50%, 05/15/36 (Call 11/15/35)	66	85,478
4.70%, 05/15/46 (Call 11/15/45)	177	241,686
5.72%, 06/01/40	25	37,123
Series B, 6.15%, 09/01/36	70	104,007
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	110	130,428
4.03%, 10/15/47 (Call 04/15/47)	93	113,870
4.75%, 06/01/43	33	43,096
5.05%, 11/15/40	35	46,989
5.15%, 05/01/40 (Call 11/01/39)	20	27,283
5.25%, 05/01/50 (Call 11/01/49)	165	237,950
Northrop Grumman Systems Corp., 7.75%, 02/15/31	30	45,881
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	30	32,272
3.75%, 11/01/46 (Call 05/01/46)	150	173,561
4.05%, 05/04/47 (Call 11/04/46)	55	66,525
4.15%, 05/15/45 (Call 11/16/44)	74	89,720
4.35%, 04/15/47 (Call 10/15/46)(a)	60	74,266
4.45%, 11/16/38 (Call 05/16/38)	60	73,992
4.50%, 06/01/42	274	347,569
4.63%, 11/16/48 (Call 05/16/48)	105	138,455

Security	Par (000)	Value

Aerospace & Defense (continued)
4.70%, 12/15/41(a)	$30	$37,623
4.80%, 12/15/43 (Call 06/15/43)(a)	80	101,586
4.88%, 10/15/40(a)	51	65,591
5.40%, 05/01/35	45	61,669
5.70%, 04/15/40	30	42,168
6.05%, 06/01/36	40	56,699
6.13%, 07/15/38	107	156,323

		5,529,833

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	233	242,802
4.25%, 08/09/42	158	169,878
4.45%, 05/06/50 (Call 11/06/49)	30	34,432
4.50%, 05/02/43	60	66,511
5.38%, 01/31/44	119	147,572
5.80%, 02/14/39 (Call 08/14/38)	70	89,482
5.95%, 02/14/49 (Call 08/14/48)	150	203,226
6.20%, 02/14/59 (Call 08/14/58)	50	68,532
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	68,854
4.02%, 04/16/43	140	176,264
4.50%, 03/15/49 (Call 09/15/48)	70	98,754
4.54%, 03/26/42	5	6,668
5.38%, 09/15/35	5	7,295
5.94%, 10/01/32	35	51,187
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	180	196,429
4.54%, 08/15/47 (Call 02/15/47)	170	184,598
4.76%, 09/06/49 (Call 03/06/49)	185	207,457
5.28%, 04/02/50 (Call 02/02/49)	10	11,991
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	110	131,680
Philip Morris International Inc.
3.88%, 08/21/42	44	50,400
4.13%, 03/04/43	50	59,115
4.25%, 11/10/44	120	146,184
4.38%, 11/15/41	112	137,929
4.50%, 03/20/42	120	147,713
4.88%, 11/15/43	70	90,770
6.38%, 05/16/38	30	44,994
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	85	105,241
5.85%, 08/15/45 (Call 02/12/45)	191	236,974
6.15%, 09/15/43	5	6,297
7.25%, 06/15/37	61	81,655

		3,270,884

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 02/15/32	63	58,599
British Airways 2018-1 Pass Through Trust, Class AA, 3.80%, 03/20/33(a)	4	4,318
British Airways 2019-1 Pass Through Trust, Class AA, 3.30%, 06/15/34(a)	10	9,187
JetBlue 2019-1 Pass Through Trust, Series AA, Class AA, 2.75%, 05/15/32	15	14,151
United Airlines Pass Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	48	47,088
Series AA, Class 2019-2, 2.70%, 05/01/32	40	36,612

		169,955

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	$45	$50,758
3.38%, 11/01/46 (Call 05/01/46)	45	51,053
3.38%, 03/27/50 (Call 09/27/49)	115	132,165
3.63%, 05/01/43 (Call 11/01/42)	65	76,758
3.88%, 11/01/45 (Call 05/01/45)	110	133,538

		444,272

Auto Manufacturers — 0.4%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	61	82,494
Daimler Finance North America LLC, 8.50%, 01/18/31	180	276,509
Ford Motor Co.
4.75%, 01/15/43	170	156,929
5.29%, 12/08/46 (Call 06/08/46)	110	104,322
7.40%, 11/01/46	40	44,366
7.45%, 07/16/31	140	163,160
8.90%, 01/15/32	10	11,956
9.98%, 02/15/47	15	19,539
General Motors Co.
5.00%, 04/01/35	78	84,805
5.15%, 04/01/38 (Call 10/01/37)	85	90,260
5.20%, 04/01/45	160	172,598
5.40%, 04/01/48 (Call 10/01/47)	55	59,874
5.95%, 04/01/49 (Call 10/01/48)	70	82,205
6.25%, 10/02/43	73	85,307
6.60%, 04/01/36 (Call 10/01/35)	81	96,597
6.75%, 04/01/46 (Call 10/01/45)	33	39,802

		1,570,723

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	24,350
5.40%, 03/15/49 (Call 09/15/48)	40	43,845
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	56	61,191
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	75	80,602

		209,988

Banks — 4.2%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(b)	335	342,983
3.95%, 01/23/49 (Call 01/23/48)(b)	45	55,179
4.08%, 04/23/40 (Call 04/23/39)(b)	178	215,631
4.08%, 03/20/51 (Call 03/20/50)(b)	510	637,780
4.24%, 04/24/38 (Call 04/24/37)(b)	246	300,423
4.33%, 03/15/50 (Call 03/15/49)(b)	85	109,835
4.44%, 01/20/48 (Call 01/20/47)(b)	365	472,467
4.88%, 04/01/44	55	74,570
5.00%, 01/21/44	172	238,972
5.88%, 02/07/42	95	142,119
7.75%, 05/14/38	185	307,000
Series L, 4.75%, 04/21/45	105	140,815
Bank of America N.A., 6.00%, 10/15/36	15	21,752
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	31,212
Barclays PLC, 4.95%, 01/10/47	235	316,799
China Development Bank, 4.00%, 01/24/37(e)	200	240,388
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(b)	145	172,601
4.28%, 04/24/48 (Call 04/24/47)(b)	127	164,333
4.65%, 07/30/45	112	147,619
4.65%, 07/23/48 (Call 06/23/48)	116	155,957
4.75%, 05/18/46	110	140,486
5.30%, 05/06/44	166	222,908

Security	Par (000)	Value

Banks (continued)
5.32%, 03/26/41 (Call 03/26/40)(b)	$97	$136,573
5.88%, 01/30/42	40	59,452
6.00%, 10/31/33	86	116,641
6.13%, 08/25/36	100	136,147
6.63%, 06/15/32	113	158,841
6.68%, 09/13/43	60	93,372
8.13%, 07/15/39	151	265,595
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	224,852
3.90%, 07/12/47(a)	175	217,670
Cooperatieve Rabobank UA
5.25%, 05/24/41	80	118,153
5.25%, 08/04/45	265	372,163
5.75%, 12/01/43	5	7,332
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	143,278
Fifth Third Bancorp., 8.25%, 03/01/38	87	144,078
Goldman Sachs Capital I, 6.35%, 02/15/34	155	217,718
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	141	166,353
4.41%, 04/23/39 (Call 04/23/38)(b)	85	104,713
4.75%, 10/21/45 (Call 04/21/45)	187	249,075
4.80%, 07/08/44 (Call 01/08/44)	166	219,376
5.15%, 05/22/45	140	185,917
6.13%, 02/15/33	30	42,532
6.25%, 02/01/41	346	522,457
6.45%, 05/01/36	100	139,000
6.75%, 10/01/37	308	450,505
HSBC Holdings PLC
6.10%, 01/14/42	105	154,454
6.50%, 05/02/36	220	305,182
6.50%, 09/15/37	160	222,328
6.80%, 06/01/38	255	366,081
7.63%, 05/17/32	25	35,266
JPMorgan Chase & Co.
3.11%, 04/22/41 (Call 04/22/40)(b)	155	170,855
3.11%, 04/22/51 (Call 04/22/50)(b)	285	310,225
3.88%, 07/24/38 (Call 07/24/37)(b)	181	217,287
3.90%, 01/23/49 (Call 01/23/48)(b)	102	124,979
3.96%, 11/15/48 (Call 11/15/47)(b)	285	348,521
4.03%, 07/24/48 (Call 07/24/47)(b)	115	142,632
4.26%, 02/22/48 (Call 02/22/47)(b)	110	140,283
4.85%, 02/01/44	50	68,660
4.95%, 06/01/45	150	205,588
5.40%, 01/06/42	86	126,061
5.50%, 10/15/40	116	167,559
5.60%, 07/15/41	253	374,225
5.63%, 08/16/43	95	138,678
6.40%, 05/15/38	198	306,880
KfW
0.00%, 04/18/36(f)	155	127,269
0.00%, 06/29/37(f)	145	117,451
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	277,162
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	121	148,080
4.29%, 07/26/38	125	155,350
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	140	168,627
4.30%, 01/27/45	156	203,847
4.38%, 01/22/47	165	220,181
4.46%, 04/22/39 (Call 04/22/38)(b)	137	173,697

31	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50)(b)	$160	$246,458
6.38%, 07/24/42	217	344,852
7.25%, 04/01/32	149	227,897
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)	25	37,934
Regions Bank/Birmingham AL, 6.45%, 06/26/37	25	34,774
Regions Financial Corp., 7.38%, 12/10/37	50	74,338
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)	50	75,000
Societe Generale SA, 5.63%, 11/24/45(a)	10	12,630
Standard Chartered PLC, 5.70%, 03/26/44(a)	225	293,056
Wachovia Corp., 5.50%, 08/01/35	45	59,523
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(b)	285	301,804
3.90%, 05/01/45	115	135,307
4.40%, 06/14/46	105	125,469
4.65%, 11/04/44	240	296,201
4.75%, 12/07/46	195	246,080
4.90%, 11/17/45	160	203,707
5.01%, 04/04/51 (Call 04/04/50)(b)	455	624,815
5.38%, 02/07/35	106	144,616
5.38%, 11/02/43	81	108,180
5.61%, 01/15/44	185	252,153
5.95%, 12/15/36	100	131,076
Wells Fargo Bank N.A.
5.85%, 02/01/37	5	6,856
6.60%, 01/15/38	310	460,133
Westpac Banking Corp., 4.42%, 07/24/39	105	129,083

		19,232,972

Beverages — 1.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	330	395,063
4.90%, 02/01/46 (Call 08/01/45)	604	747,402
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	40	44,053
4.63%, 02/01/44	145	171,594
4.70%, 02/01/36 (Call 08/01/35)	80	94,858
4.90%, 02/01/46 (Call 08/01/45)	5	6,124
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	5	5,360
4.35%, 06/01/40 (Call 12/01/39)	220	255,178
4.38%, 04/15/38 (Call 10/15/37)	205	236,180
4.44%, 10/06/48 (Call 04/06/48)	201	235,618
4.50%, 06/01/50 (Call 12/01/49)	255	308,649
4.60%, 04/15/48 (Call 10/15/47)	245	292,501
4.60%, 06/01/60 (Call 12/01/59)	155	189,875
4.75%, 04/15/58 (Call 10/15/57)	210	259,533
4.90%, 01/23/31 (Call 10/23/30)	235	297,052
4.95%, 01/15/42	35	42,474
5.45%, 01/23/39 (Call 07/23/38)	69	87,811
5.55%, 01/23/49 (Call 07/23/48)	225	302,413
5.80%, 01/23/59 (Call 07/23/58)	120	172,572
5.88%, 06/15/35	5	6,926
8.00%, 11/15/39	5	7,937
8.20%, 01/15/39	195	313,946
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	24,158
4.50%, 07/15/45 (Call 01/15/45)	102	135,335
Coca-Cola Co. (The)
2.50%, 06/01/40	40	41,435

Security	Par (000)	Value

Beverages (continued)
2.60%, 06/01/50	$235	$239,794
2.75%, 06/01/60	15	15,253
4.13%, 03/25/40	5	6,405
4.20%, 03/25/50	165	218,125
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	70	77,436
4.10%, 02/15/48 (Call 08/15/47)	45	51,591
4.50%, 05/09/47 (Call 11/09/46)	70	85,591
5.25%, 11/15/48 (Call 05/15/48)	25	33,484
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	45	54,561
5.88%, 09/30/36	55	79,130
Diageo Investment Corp.
4.25%, 05/11/42	82	102,790
7.45%, 04/15/35	10	16,658
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	150	160,899
Heineken NV
4.00%, 10/01/42(a)	10	11,842
4.35%, 03/29/47 (Call 09/29/46)(a)	40	50,681
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	60	69,803
4.42%, 12/15/46 (Call 06/15/46)	75	93,475
4.50%, 11/15/45 (Call 05/15/45)	60	75,845
4.99%, 05/25/38 (Call 11/25/37)	35	45,718
5.09%, 05/25/48 (Call 11/25/47)	48	64,869
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	156	161,872
5.00%, 05/01/42	100	112,923
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	30	32,176
3.38%, 07/29/49 (Call 01/29/49)	70	80,003
3.45%, 10/06/46 (Call 04/06/46)	145	168,763
3.50%, 03/19/40 (Call 09/19/39)	250	294,592
3.60%, 08/13/42	80	97,441
3.63%, 03/19/50 (Call 09/19/49)	10	12,176
3.88%, 03/19/60 (Call 09/19/59)	110	140,670
4.00%, 03/05/42	55	69,976
4.00%, 05/02/47 (Call 11/02/46)	124	157,192
4.25%, 10/22/44 (Call 04/22/44)	70	90,323
4.45%, 04/14/46 (Call 10/14/45)	100	133,237
4.60%, 07/17/45 (Call 01/17/45)	50	68,297

		7,847,638

Biotechnology — 0.7%
Amgen Inc.
2.30%, 02/25/31 (Call 11/25/30)	55	57,941
2.77%, 09/01/53 (Call 03/01/53)(a)	297	292,191
3.15%, 02/21/40 (Call 08/21/39)	205	218,206
3.38%, 02/21/50 (Call 08/21/49)	160	175,059
4.40%, 05/01/45 (Call 11/01/44)	120	149,344
4.56%, 06/15/48 (Call 12/15/47)	125	162,050
4.66%, 06/15/51 (Call 12/15/50)	310	409,218
4.95%, 10/01/41	20	26,525
5.15%, 11/15/41 (Call 05/15/41)	96	128,549
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	104	146,216
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	140	142,076
5.20%, 09/15/45 (Call 03/15/45)	154	209,347
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	37	46,267

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.15%, 03/01/47 (Call 09/01/46)	$230	$294,922
4.50%, 02/01/45 (Call 08/01/44)	145	188,438
4.60%, 09/01/35 (Call 03/01/35)	195	259,672
4.75%, 03/01/46 (Call 09/01/45)	136	182,447
4.80%, 04/01/44 (Call 10/01/43)	130	173,754

		3,262,222

Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	55	57,672
3.38%, 04/05/40 (Call 10/05/39)(a)	120	124,945
3.58%, 04/05/50 (Call 10/05/49)(a)	160	169,902
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	48,458
4.63%, 07/02/44 (Call 01/02/44)	105	126,695
4.95%, 07/02/64 (Call 01/02/64)(g)	18	22,329
Lafarge SA, 7.13%, 07/15/36	25	35,003
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	62,127
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	47	51,463
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	70	75,486
4.40%, 01/30/48 (Call 07/30/47)	50	55,068
7.00%, 12/01/36	20	26,572
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	25	25,015
4.38%, 07/15/30 (Call 07/15/25)(a)	100	105,907
Votorantim Cimentos International SA, 7.25%, 04/05/41(e)	200	252,896
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	46,934
4.70%, 03/01/48 (Call 09/01/47)	70	84,073

		1,370,545

Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	128	137,038
2.80%, 05/15/50 (Call 11/15/49)	70	74,352
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	45	47,897
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	31,219
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(e)	200	214,300
CF Industries Inc.
4.95%, 06/01/43	67	79,623
5.15%, 03/15/34	45	54,875
5.38%, 03/15/44	60	74,555
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	80	94,672
4.38%, 11/15/42 (Call 05/15/42)	142	160,569
4.63%, 10/01/44 (Call 04/01/44)	45	51,814
4.80%, 05/15/49 (Call 11/15/48)	50	59,761
5.25%, 11/15/41 (Call 05/15/41)	51	62,190
5.55%, 11/30/48 (Call 05/30/48)	60	79,098
9.40%, 05/15/39	36	61,369
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	170	219,001
5.42%, 11/15/48 (Call 05/15/48)	145	197,770
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	84	98,805
4.80%, 09/01/42 (Call 03/01/42)	45	53,514
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	97	123,640

Security	Par (000)	Value

Chemicals (continued)
5.50%, 12/08/41	$45	$64,890
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	60	75,317
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(e)	35	43,843
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	70	79,505
5.00%, 09/26/48 (Call 03/26/48)	5	6,227
Lubrizol Corp. (The), 6.50%, 10/01/34	15	23,197
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	103	122,502
5.25%, 07/15/43	88	107,773
LYB International Finance III LLC
4.20%, 10/15/49 (Call 04/15/49)	45	49,710
4.20%, 05/01/50 (Call 11/01/49)	60	66,003
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	71	81,096
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	35	32,133
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	35	36,407
5.45%, 11/15/33 (Call 05/15/33)	31	35,698
5.63%, 11/15/43 (Call 05/15/43)	55	63,444
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	34,697
4.13%, 03/15/35 (Call 09/15/34)	40	45,985
4.90%, 06/01/43 (Call 12/01/42)	50	60,790
5.00%, 04/01/49 (Call 10/01/48)	95	124,265
5.25%, 01/15/45 (Call 07/15/44)	20	25,315
5.63%, 12/01/40	51	65,051
5.88%, 12/01/36	5	6,154
6.13%, 01/15/41 (Call 07/15/40)	60	79,349
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(e)	200	225,300
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	70	83,705
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	55	58,408
5.25%, 06/01/45 (Call 12/01/44)	15	18,101
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	45	48,377
3.80%, 08/15/49 (Call 02/15/49)	30	34,803
4.00%, 12/15/42 (Call 06/15/42)	65	71,836
4.50%, 06/01/47 (Call 12/01/46)	125	158,239
4.55%, 08/01/45 (Call 02/01/45)	10	12,273
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	70	74,488
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	52,415
5.00%, 08/15/46 (Call 02/15/46)	66	74,958

		4,218,316

Commercial Services — 1.0%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	71	76,327
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	35	38,810
4.32%, 08/01/45	25	32,674
4.70%, 11/01/2111	25	35,217
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	22	31,437
DP World PLC, 6.85%, 07/02/37(a)	300	384,960
Duke University
Series 2020, 2.68%, 10/01/44	65	67,758
Series 2020, 2.76%, 10/01/50	40	42,422
Series 2020, 2.83%, 10/01/55	35	37,345
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	55	59,865

33	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	$80	$86,156
5.63%, 03/15/42(a)	30	36,972
7.00%, 10/15/37(a)	160	225,157
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	35,993
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	53,042
George Washington University (The)
4.87%, 09/15/45	40	54,534
Series 2014, 4.30%, 09/15/44	20	25,301
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	75	98,062
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	46,108
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	10	14,374
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	59,675
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	75	89,000
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	80	107,169
Series A, 2.81%, 01/01/60 (Call 07/01/59)	25	26,266
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	10,336
3.65%, 05/01/48 (Call 11/01/47)	80	100,492
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	62,170
3.96%, 07/01/38	65	80,885
4.68%, 07/01/2114	55	81,733
5.60%, 07/01/2111	55	97,415
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	11,688
Series G, 2.29%, 07/01/51 (Call 01/01/51)	30	30,115
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	45	49,642
4.88%, 12/17/48 (Call 06/17/48)	50	67,293
5.25%, 07/15/44	51	70,882
Northeastern University, Series 2020, 2.89%, 10/01/50	35	36,670
Northwestern University
4.64%, 12/01/44	15	20,478
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	63,055
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	31,330
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	120	136,698
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	36,316
3.15%, 07/15/46 (Call 01/15/46)	35	40,106
4.88%, 10/15/40	115	160,703
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	36	42,085
Trustees of Boston College, 3.13%, 07/01/52	70	79,549
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	50	65,707
Trustees of Princeton University (The)
5.70%, 03/01/39	105	162,938
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	30	30,925
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	30	34,568
4.67%, 09/01/2112	30	43,471
United Rentals North America Inc., 3.88%, 02/15/31 (Call 08/15/25)	90	93,062
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	30	38,228
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	60	62,482

Security	Par (000)	Value

Commercial Services (continued)
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	$5	$6,011
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	216	260,621
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	32,127
3.03%, 10/01/39	140	153,472
5.25%, 10/01/2111	25	40,045
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	35	44,580
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	10	10,399
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	40	45,893
5.50%, 06/15/45 (Call 12/15/44)	35	49,443
William Marsh Rice University, 3.57%, 05/15/45	175	211,194
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	73	75,852

		4,535,283

Computers — 1.0%
Apple Inc.
2.40%, 08/20/50 (Call 06/20/50)	250	248,945
2.65%, 05/11/50 (Call 11/11/49)	205	211,835
2.95%, 09/11/49 (Call 03/11/49)	35	37,728
3.45%, 02/09/45	200	233,818
3.75%, 09/12/47 (Call 03/12/47)	55	66,761
3.75%, 11/13/47 (Call 05/13/47)	40	48,583
3.85%, 05/04/43	230	283,137
3.85%, 08/04/46 (Call 02/04/46)	180	221,366
4.25%, 02/09/47 (Call 08/09/46)	130	170,440
4.38%, 05/13/45	231	303,984
4.45%, 05/06/44	70	93,516
4.50%, 02/23/36 (Call 08/23/35)	160	212,688
4.65%, 02/23/46 (Call 08/23/45)	230	314,141
Dell Inc.
5.40%, 09/10/40	25	26,673
6.50%, 04/15/38	35	40,459
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	147	195,772
8.35%, 07/15/46 (Call 01/15/46)(a)	165	223,187
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	108	133,894
6.35%, 10/15/45 (Call 04/15/45)	110	140,768
HP Inc., 6.00%, 09/15/41	127	155,420
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	5	5,309
4.00%, 06/20/42	255	306,788
4.15%, 05/15/39	170	208,609
4.25%, 05/15/49	110	139,292
4.70%, 02/19/46	130	171,991
5.60%, 11/30/39	95	135,546
NCR Corp., 5.25%, 10/01/30 (Call 08/20/25)(a)	50	50,650
Seagate HDD Cayman
4.13%, 01/15/31 (Call 10/15/30)(a)	75	81,160
5.75%, 12/01/34 (Call 06/01/34)	45	51,216

		4,513,676

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	20	23,425
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	30	39,266
4.00%, 08/15/45	100	134,170
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	62,751

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.15%, 03/15/47 (Call 09/15/46)	$10	$12,725
4.38%, 06/15/45 (Call 12/15/44)	100	128,909
6.00%, 05/15/37	60	87,579
Procter & Gamble Co. (The)
3.50%, 10/25/47	147	184,040
3.55%, 03/25/40	20	24,527
3.60%, 03/25/50	160	202,992
5.50%, 02/01/34	15	21,643
5.55%, 03/05/37	10	15,230
Unilever Capital Corp., 5.90%, 11/15/32	111	164,421

		1,101,678

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	70	80,507
4.20%, 05/15/47 (Call 11/15/46)	60	74,161
4.60%, 06/15/45 (Call 12/15/44)	50	64,540

		219,208

Diversified Financial Services — 1.0%
Ally Financial Inc., 8.00%, 11/01/31	250	339,552
American Express Co., 4.05%, 12/03/42	145	183,906
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	55	60,165
4.00%, 10/02/47 (Call 04/02/47)(a)	20	23,101
4.45%, 07/15/45(a)	35	42,313
5.00%, 06/15/44(a)	55	71,616
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	108	127,119
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	25	24,860
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	70	92,091
5.30%, 09/15/43 (Call 03/15/43)	97	141,612
Credit Suisse USA Inc., 7.13%, 07/15/32	230	356,012
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	20	21,210
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	825	852,068
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	80	84,106
3.00%, 09/15/60 (Call 03/15/60)	200	208,070
4.25%, 09/21/48 (Call 03/21/48)	135	169,825
Invesco Finance PLC, 5.38%, 11/30/43	50	60,898
Jefferies Group LLC, 6.25%, 01/15/36	90	109,928
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	50	63,858
Legg Mason Inc., 5.63%, 01/15/44	70	95,593
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	85	103,465
3.80%, 11/21/46 (Call 05/21/46)	85	104,527
3.85%, 03/26/50 (Call 09/26/49)	130	163,918
3.95%, 02/26/48 (Call 08/26/47)	45	56,977
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	68,814
Navient Corp., 5.63%, 08/01/33	50	44,559
Raymond James Financial Inc., 4.95%, 07/15/46	85	108,743
Visa Inc.
2.70%, 04/15/40 (Call 10/15/39)	65	70,288
3.65%, 09/15/47 (Call 03/15/47)	35	43,386
4.15%, 12/14/35 (Call 06/14/35)	240	312,869
4.30%, 12/14/45 (Call 06/14/45)	293	392,983
Western Union Co. (The), 6.20%, 11/17/36	41	48,606

		4,647,038

Security	Par (000)	Value

Electric — 6.0%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	$125	$184,581
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	10	10,778
3.75%, 12/01/47 (Call 06/01/47)	35	41,350
3.80%, 06/15/49 (Call 12/15/48)	55	66,443
4.00%, 12/01/46 (Call 06/01/46)	20	24,324
4.25%, 09/15/48 (Call 03/15/48)	5	6,327
Series M, 3.65%, 04/01/50 (Call 10/01/49)	5	5,941
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	105	120,481
3.85%, 12/01/42	5	5,922
4.15%, 08/15/44 (Call 02/15/44)	50	61,549
4.30%, 01/02/46 (Call 07/02/45)	5	6,334
6.00%, 03/01/39	80	116,721
Series A, 4.30%, 07/15/48 (Call 01/15/48)	82	105,742
Series B, 3.70%, 12/01/47 (Call 06/01/47)	85	100,592
Ameren Illinois Co.
3.25%, 03/15/50 (Call 09/15/49)	15	17,251
3.70%, 12/01/47 (Call 06/01/47)	65	77,821
4.15%, 03/15/46 (Call 09/15/45)	80	96,682
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	5	5,236
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	5	6,292
Appalachian Power Co., 7.00%, 04/01/38	101	151,593
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	25	27,933
3.50%, 12/01/49 (Call 06/01/49)	55	62,262
3.75%, 05/15/46 (Call 11/15/45)	55	62,731
4.20%, 08/15/48 (Call 02/15/48)	30	37,158
4.35%, 11/15/45 (Call 05/15/45)	40	49,721
4.50%, 04/01/42 (Call 10/01/41)	41	51,004
5.05%, 09/01/41 (Call 03/01/41)	25	32,693
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	70	88,079
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	5	5,730
3.75%, 08/15/47 (Call 02/15/47)	105	125,241
4.25%, 09/15/48 (Call 03/15/48)	10	12,745
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	80	94,130
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	89,039
4.25%, 10/15/50 (Call 04/15/50)(a)	120	152,927
4.45%, 01/15/49 (Call 07/15/48)	50	64,946
4.50%, 02/01/45 (Call 08/01/44)	83	106,229
5.15%, 11/15/43 (Call 05/15/43)	60	82,763
6.13%, 04/01/36	160	230,541
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	10	11,249
4.20%, 09/15/46 (Call 03/15/46)	20	24,003
4.35%, 05/01/33 (Call 02/01/33)	95	109,034
Calpine Corp., 5.00%, 02/01/31 (Call 02/01/26)(a)	70	73,156
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	57,887
3.95%, 03/01/48 (Call 09/01/47)	115	143,298
4.50%, 04/01/44 (Call 10/01/43)	110	145,489
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	19,624
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	16,080
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	5	5,561

35	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	$90	$118,795
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(e)	190	204,767
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	5	5,430
3.65%, 06/15/46 (Call 12/15/45)	100	118,416
3.70%, 03/01/45 (Call 09/01/44)	135	158,825
3.80%, 10/01/42 (Call 04/01/42)	5	5,850
4.00%, 03/01/49 (Call 09/01/48)	40	50,405
4.35%, 11/15/45 (Call 05/15/45)	50	64,531
4.60%, 08/15/43 (Call 02/15/43)	5	6,510
4.70%, 01/15/44 (Call 07/15/43)	60	80,001
5.90%, 03/15/36	25	36,014
6.45%, 01/15/38	25	38,243
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	30	36,122
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	35	39,145
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	5	6,400
4.30%, 04/15/44 (Call 10/15/43)	90	115,604
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	19,030
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	5	5,763
3.85%, 06/15/46 (Call 12/15/45)	50	58,586
3.95%, 03/01/43 (Call 09/01/42)	40	46,837
4.45%, 03/15/44 (Call 09/15/43)	165	206,814
4.50%, 12/01/45 (Call 06/01/45)	65	82,227
4.50%, 05/15/58 (Call 11/15/57)	50	64,373
4.63%, 12/01/54 (Call 06/01/54)	100	130,490
5.70%, 06/15/40	15	21,080
Series 06-A, 5.85%, 03/15/36	30	41,047
Series 06-B, 6.20%, 06/15/36	8	11,362
Series 07-A, 6.30%, 08/15/37	25	36,285
Series 08-B, 6.75%, 04/01/38	110	167,683
Series 09-C, 5.50%, 12/01/39	20	27,523
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	80	94,315
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	5	6,026
Series A, 4.13%, 05/15/49 (Call 11/15/48)	35	43,048
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	89,457
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	43,374
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	91,526
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)(e)	200	232,740
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	5	4,850
3.10%, 08/15/50 (Call 02/15/50)	56	62,243
3.25%, 08/15/46 (Call 02/15/46)	5	5,660
3.50%, 08/01/51 (Call 02/01/51)	10	11,919
3.75%, 02/15/50 (Call 08/15/49)	5	6,144
3.95%, 05/15/43 (Call 11/15/42)	10	12,233
4.05%, 05/15/48 (Call 11/15/47)	145	184,360
4.35%, 04/15/49 (Call 10/15/48)	60	80,330
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	60	64,359
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	10	13,031
7.00%, 06/15/38	60	87,947
Series A, 4.60%, 03/15/49 (Call 09/15/48)	55	73,600
Series B, 5.95%, 06/15/35	145	199,215
Series C, 4.05%, 09/15/42 (Call 03/15/42)	55	64,203
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	77,349
Series E, 6.30%, 03/15/33	25	33,900

Security	Par (000)	Value

Electric (continued)
Series F, 5.25%, 08/01/33	$50	$63,311
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	38,809
5.10%, 06/01/65 (Call 12/01/64)	70	103,969
5.30%, 05/15/33	51	68,249
5.45%, 02/01/41 (Call 08/01/40)	25	34,669
6.05%, 01/15/38	106	154,187
6.63%, 02/01/32	45	64,455
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	25	26,563
3.70%, 03/15/45 (Call 09/15/44)	85	101,205
3.70%, 06/01/46 (Call 12/01/45)	15	17,840
3.75%, 08/15/47 (Call 02/15/47)	35	42,111
3.95%, 03/01/49 (Call 09/01/48)	40	50,096
4.30%, 07/01/44 (Call 01/01/44)	55	69,028
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	30,337
Series A, 4.05%, 05/15/48 (Call 11/15/47)	65	81,734
Series C, 2.63%, 03/01/31 (Call 12/01/30)	20	22,086
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	40	45,180
3.70%, 12/01/47 (Call 06/01/47)	75	89,719
3.75%, 06/01/45 (Call 12/01/44)	50	59,863
3.88%, 03/15/46 (Call 09/15/45)	65	80,105
3.95%, 03/15/48 (Call 09/15/47)	35	43,749
4.25%, 12/15/41 (Call 06/15/41)	40	51,164
5.30%, 02/15/40	13	18,351
6.00%, 01/15/38	30	44,973
6.05%, 04/15/38	10	14,991
6.10%, 06/01/37	23	34,109
6.45%, 10/15/32	10	14,355
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	195	224,934
3.95%, 08/15/47 (Call 02/15/47)	65	76,995
4.20%, 06/15/49 (Call 12/15/48)	90	111,734
4.80%, 12/15/45 (Call 06/15/45)	70	91,324
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	50	56,772
3.85%, 11/15/42 (Call 05/15/42)	25	29,813
4.20%, 07/15/48 (Call 01/15/48)	15	19,005
5.65%, 04/01/40	15	21,484
6.35%, 09/15/37	45	68,541
6.40%, 06/15/38	58	89,729
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	47,180
6.12%, 10/15/35	50	66,768
6.35%, 08/15/38	35	52,869
6.45%, 04/01/39	45	69,124
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	10	13,440
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	30	33,519
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	23,391
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	55	64,866
3.70%, 10/15/46 (Call 04/15/46)	50	59,867
4.10%, 05/15/42 (Call 11/15/41)	35	43,253
4.10%, 03/15/43 (Call 09/15/42)	65	79,531
4.15%, 12/01/44 (Call 06/01/44)	95	119,548
4.20%, 08/15/45 (Call 02/15/45)	70	88,567
4.38%, 03/30/44 (Call 09/30/43)	25	32,088
6.30%, 04/01/38	75	112,936
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	129,154

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	$10	$12,121
6.00%, 05/15/35	26	34,481
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	65	81,757
4.88%, 01/22/44(a)	220	269,685
4.95%, 10/13/45 (Call 04/13/45)(a)	95	118,015
5.00%, 09/21/48 (Call 03/21/48)(a)	90	116,180
5.25%, 10/13/55 (Call 04/13/55)(a)	65	84,471
5.60%, 01/27/40(a)	5	6,591
6.00%, 01/22/2114(a)	100	132,378
6.95%, 01/26/39(a)	130	194,926
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	115	142,802
Enel Finance International NV
4.75%, 05/25/47(a)	35	44,289
6.00%, 10/07/39(a)	115	153,436
6.80%, 09/15/37(a)	100	140,009
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	75	95,614
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	10	11,569
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	55	62,856
4.00%, 03/15/33 (Call 12/15/32)	50	62,725
4.20%, 09/01/48 (Call 03/01/48)	80	103,813
4.20%, 04/01/50 (Call 10/01/49)	5	6,507
4.95%, 01/15/45 (Call 01/15/25)	50	54,495
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	29,331
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	25	28,525
4.50%, 03/30/39 (Call 09/30/38)	60	73,256
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	5	5,657
3.45%, 04/15/50 (Call 10/15/49)	90	104,427
4.10%, 04/01/43 (Call 10/01/42)	50	60,289
4.13%, 03/01/42 (Call 09/01/41)	56	68,109
4.25%, 12/01/45 (Call 06/01/45)	25	31,519
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	56,642
4.20%, 03/15/48 (Call 09/15/47)	15	19,113
5.30%, 10/01/41 (Call 04/01/41)	30	40,160
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	5	6,290
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	10	11,224
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	60	73,709
4.70%, 04/15/50 (Call 10/15/49)	100	129,568
4.95%, 06/15/35 (Call 12/15/34)	5	6,258
5.10%, 06/15/45 (Call 12/15/44)	65	84,913
5.63%, 06/15/35	80	107,533
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	99,096
5.75%, 10/01/41 (Call 04/01/41)	10	11,683
6.25%, 10/01/39	105	129,647
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	35	35,361
Series C, 4.85%, 07/15/47 (Call 01/15/47)	100	120,995
Series C, 7.38%, 11/15/31	140	197,679
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	28,901
5.45%, 07/15/44 (Call 01/15/44)(a)	75	95,983
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	120	146,856

Security	Par (000)	Value

Electric (continued)
3.80%, 12/15/42 (Call 06/15/42)	$10	$12,230
3.95%, 03/01/48 (Call 09/01/47)	55	70,572
3.99%, 03/01/49 (Call 09/01/48)	30	38,565
4.05%, 06/01/42 (Call 12/01/41)	110	137,244
4.05%, 10/01/44 (Call 04/01/44)	50	63,475
4.13%, 02/01/42 (Call 08/01/41)	40	50,568
4.13%, 06/01/48 (Call 12/01/47)	75	99,427
4.95%, 06/01/35	5	6,911
5.25%, 02/01/41 (Call 08/01/40)	25	35,658
5.63%, 04/01/34	50	73,205
5.69%, 03/01/40	45	66,491
5.95%, 02/01/38	75	112,552
5.96%, 04/01/39	75	113,344
Georgia Power Co.
4.30%, 03/15/42	95	112,774
4.30%, 03/15/43	5	5,899
Series 10-C, 4.75%, 09/01/40	50	61,639
Series B, 3.70%, 01/30/50 (Call 07/30/49)	125	140,957
Great River Energy, 6.25%, 07/01/38(a)	39	48,307
Iberdrola International BV, 6.75%, 07/15/36	25	35,710
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	236	301,469
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	31	38,310
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	35	40,010
3.70%, 09/15/46 (Call 03/15/46)	35	40,226
6.25%, 07/15/39	40	57,729
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	52,761
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	11,116
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	25	31,403
5.13%, 11/01/40 (Call 05/01/40)	75	101,784
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	29,911
5.90%, 11/15/39(a)	80	113,598
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(e)	160	178,710
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	20	22,501
3.65%, 08/01/48 (Call 02/01/48)	65	77,880
3.95%, 08/01/47 (Call 02/01/47)	90	113,128
4.25%, 05/01/46 (Call 11/01/45)	65	82,987
4.25%, 07/15/49 (Call 01/15/49)	40	53,104
4.40%, 10/15/44 (Call 04/15/44)	5	6,404
4.80%, 09/15/43 (Call 03/15/43)	5	6,716
5.75%, 11/01/35	25	36,580
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	17,366
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	76,418
National Grid USA, 5.80%, 04/01/35	25	32,589
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	100	130,272
4.40%, 11/01/48 (Call 05/01/48)	55	72,585
Nevada Power Co., Series R, 6.75%, 07/01/37	35	53,085
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	25	29,166
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	130	139,287
4.12%, 11/28/42(a)	75	90,960
4.28%, 10/01/34 (Call 04/01/34)(a)	70	86,364

37	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	$5	$5,068
2.90%, 03/01/50 (Call 09/01/49)	10	10,745
3.40%, 08/15/42 (Call 02/15/42)	81	92,434
3.60%, 05/15/46 (Call 11/15/45)	80	95,489
3.60%, 09/15/47 (Call 03/15/47)	30	35,979
4.00%, 08/15/45 (Call 02/15/45)	15	18,784
4.13%, 05/15/44 (Call 11/15/43)	80	101,224
5.35%, 11/01/39	65	92,565
6.20%, 07/01/37	5	7,546
6.25%, 06/01/36	5	7,410
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	95	111,596
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	58,292
5.50%, 03/15/40	10	14,074
Oglethorpe Power Corp.
5.05%, 10/01/48 (Call 04/01/48)	15	17,613
5.25%, 09/01/50	5	6,096
5.38%, 11/01/40	25	29,881
5.95%, 11/01/39	137	174,738
Ohio Edison Co., 6.88%, 07/15/36	30	42,844
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	115	141,022
4.15%, 04/01/48 (Call 10/01/47)	60	74,700
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	75	84,657
4.15%, 04/01/47 (Call 10/01/46)	15	17,863
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	40	44,110
3.75%, 04/01/45 (Call 10/01/44)	45	53,908
3.80%, 09/30/47 (Call 03/30/47)	25	30,405
3.80%, 06/01/49 (Call 12/01/48)	160	197,570
4.10%, 11/15/48 (Call 05/15/48)	5	6,393
5.25%, 09/30/40	5	6,952
5.30%, 06/01/42 (Call 12/01/41)	105	148,616
7.25%, 01/15/33	55	83,348
7.50%, 09/01/38	30	49,865
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	100	96,533
3.30%, 08/01/40 (Call 02/01/40)	5	4,726
3.50%, 08/01/50 (Call 02/01/50)	140	131,765
4.50%, 07/01/40	150	159,310
4.95%, 07/01/50 (Call 01/01/50)	5	5,541
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	80	91,078
4.10%, 02/01/42 (Call 08/01/41)	90	108,146
4.13%, 01/15/49 (Call 07/15/48)	35	43,840
5.75%, 04/01/37	50	70,232
6.00%, 01/15/39	115	170,256
6.10%, 08/01/36	45	63,932
6.25%, 10/15/37	150	221,460
6.35%, 07/15/38	5	7,397
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	5	5,281
3.00%, 09/15/49 (Call 03/15/49)	30	33,011
3.70%, 09/15/47 (Call 03/15/47)	30	36,273
3.90%, 03/01/48 (Call 09/01/47)	15	18,679
4.15%, 10/01/44 (Call 04/01/44)	5	6,272

Security	Par (000)	Value

Electric (continued)
Perusahaan Listrik Negara PT
4.88%, 07/17/49(e)	$200	$225,992
6.15%, 05/21/48(e)	200	264,342
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	35	42,434
6.50%, 11/15/37	100	151,621
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	30	34,987
4.70%, 06/01/43 (Call 12/01/42)	45	55,714
5.00%, 03/15/44 (Call 09/15/43)	115	147,726
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	20	21,778
3.95%, 06/01/47 (Call 12/01/46)	45	55,053
4.13%, 06/15/44 (Call 12/15/43)	40	49,194
4.15%, 10/01/45 (Call 04/01/45)	35	44,210
4.75%, 07/15/43 (Call 01/15/43)	50	66,998
6.25%, 05/15/39	5	7,384
Progress Energy Inc.
6.00%, 12/01/39	50	69,565
7.00%, 10/30/31	25	35,569
7.75%, 03/01/31	80	119,738
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	58,857
4.05%, 09/15/49 (Call 03/15/49)	20	25,378
4.10%, 06/15/48 (Call 12/15/47)	30	38,116
4.30%, 03/15/44 (Call 09/15/43)	25	31,849
6.50%, 08/01/38	45	70,853
Series 17, 6.25%, 09/01/37	41	62,090
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	34,185
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	40	41,892
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	5	5,174
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	85	100,559
Public Service Electric & Gas Co.
3.15%, 01/01/50 (Call 07/01/49)	5	5,652
3.20%, 08/01/49 (Call 02/01/49)	60	68,217
3.60%, 12/01/47 (Call 06/01/47)	75	90,882
3.80%, 03/01/46 (Call 09/01/45)	75	91,830
3.85%, 05/01/49 (Call 11/01/48)	25	31,350
3.95%, 05/01/42 (Call 11/01/41)	100	122,246
4.05%, 05/01/48 (Call 11/01/47)	40	51,333
5.80%, 05/01/37	55	79,458
Public Service Electric and Gas Co., 2.70%, 05/01/50 (Call 11/01/49)	5	5,219
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	50	54,636
4.22%, 06/15/48 (Call 12/15/47)	30	37,949
4.30%, 05/20/45 (Call 11/20/44)	15	18,724
5.64%, 04/15/41 (Call 10/15/40)	36	51,424
5.76%, 10/01/39	35	49,561
5.80%, 03/15/40	10	14,159
6.27%, 03/15/37	70	101,016
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	40	50,003
4.50%, 08/15/40	80	100,271
6.00%, 06/01/39	30	43,514
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	5	6,223
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	105	117,289
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(e)	200	252,322
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(e)	300	392,073

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	$80	$91,584
4.00%, 02/01/48 (Call 08/01/47)	60	69,523
6.00%, 10/15/39	55	77,532
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	120	127,345
4.00%, 04/01/47 (Call 10/01/46)	139	151,620
4.05%, 03/15/42 (Call 09/15/41)	86	94,983
4.50%, 09/01/40 (Call 03/01/40)	40	46,188
4.65%, 10/01/43 (Call 04/01/43)	40	46,834
5.50%, 03/15/40	5	6,301
5.63%, 02/01/36	15	18,562
6.00%, 01/15/34	10	13,436
6.05%, 03/15/39	95	125,449
Series 04-G, 5.75%, 04/01/35	15	20,305
Series 05-E, 5.35%, 07/15/35	35	45,674
Series 08-A, 5.95%, 02/01/38	91	118,925
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	69,757
Series B, 4.88%, 03/01/49 (Call 09/01/48)	25	30,371
Series C, 3.60%, 02/01/45 (Call 08/01/44)	80	82,286
Series C, 4.13%, 03/01/48 (Call 09/01/47)	5	5,524
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	75	86,942
4.40%, 07/01/46 (Call 01/01/46)	134	160,595
Southern Power Co., 5.15%, 09/15/41	35	41,246
Southwestern Electric Power Co.
6.20%, 03/15/40	10	13,607
Series J, 3.90%, 04/01/45 (Call 10/01/44)	85	95,832
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	38,708
3.70%, 08/15/47 (Call 02/15/47)	35	39,873
4.50%, 08/15/41 (Call 02/15/41)	5	6,290
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	32,088
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	27,242
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(d)	200	259,794
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	46,963
4.30%, 06/15/48 (Call 12/15/47)	55	69,747
4.35%, 05/15/44 (Call 11/15/43)	54	66,997
4.45%, 06/15/49 (Call 12/15/48)	5	6,518
Toledo Edison Co. (The), 6.15%, 05/15/37	51	72,030
TransAlta Corp., 6.50%, 03/15/40	25	25,735
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	26,804
Tucson Electric Power Co., 4.00%, 06/15/50 (Call 12/15/49)	80	95,599
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	33,626
3.65%, 04/15/45 (Call 10/15/44)	55	64,502
3.90%, 09/15/42 (Call 03/15/42)	75	89,691
4.00%, 04/01/48 (Call 10/01/47)	10	12,502
5.30%, 08/01/37	35	47,171
8.45%, 03/15/39	26	44,246
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	10	12,231
4.45%, 02/15/44 (Call 08/15/43)	55	72,389
4.60%, 12/01/48 (Call 06/01/48)	5	6,920
Series A, 6.00%, 05/15/37	5	7,194
Series B, 3.80%, 09/15/47 (Call 03/15/47)	20	24,468
Series B, 6.00%, 01/15/36	75	106,111

Security	Par (000)	Value

Electric (continued)
Series C, 4.00%, 11/15/46 (Call 05/15/46)	$80	$99,923
Series D, 4.65%, 08/15/43 (Call 02/15/43)	5	6,632
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	75	95,567
5.70%, 12/01/36	30	42,088
Wisconsin Power & Light Co.
3.65%, 04/01/50 (Call 10/01/49)	20	23,571
6.38%, 08/15/37	35	51,139
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	27,952
3.67%, 12/01/42	35	40,571
4.75%, 11/01/44 (Call 05/01/44)	30	39,290
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	50	56,817
6.50%, 07/01/36	85	124,733

		27,628,502

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)	30	31,347
2.75%, 10/15/50 (Call 04/15/50)	145	150,562

		181,909

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	59,916
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	60	65,457
3.81%, 11/21/47 (Call 05/21/47)	65	82,818
5.38%, 03/01/41	40	57,959
5.70%, 03/15/36	50	71,121
5.70%, 03/15/37	26	37,378
Sensata Technologies Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	65	65,145

		439,794

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	78	91,669

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(e)	200	222,960
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(e)(f)	149	109,936
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(e)	200	172,868

		505,764

Entertainment — 0.0%
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	35	34,816
3.88%, 07/15/30 (Call 07/15/25)(a)	35	36,638

		71,454

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	110	116,750
6.20%, 03/01/40	35	51,438
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	5	5,231
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	46	54,787
4.10%, 03/01/45 (Call 09/01/44)	50	61,137
4.15%, 07/15/49 (Call 01/15/49)	90	112,913

		402,256

39	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 1.2%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	$60	$60,696
4.80%, 03/15/48 (Call 09/15/47)	95	123,236
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	93	120,521
5.40%, 11/01/48 (Call 05/01/48)	135	186,232
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	130	161,604
4.55%, 04/17/38 (Call 10/17/37)	55	70,958
4.70%, 04/17/48 (Call 10/17/47)	5	6,842
5.40%, 06/15/40	30	41,422
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(e)	200	237,074
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	40	41,356
3.13%, 11/15/49 (Call 05/15/49)	51	56,452
3.38%, 08/15/46 (Call 02/15/46)	45	51,052
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	17,076
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	5	5,419
4.25%, 03/15/35	99	118,751
4.38%, 03/15/45	61	73,370
Kellogg Co.
4.50%, 04/01/46	70	89,011
Series B, 7.45%, 04/01/31	90	131,920
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	87	122,237
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)(a)	100	110,322
4.38%, 06/01/46 (Call 12/01/45)	240	245,933
4.63%, 10/01/39 (Call 04/01/39)(a)	36	38,283
4.88%, 10/01/49 (Call 04/01/49)(a)	115	125,976
5.00%, 07/15/35 (Call 01/15/35)	75	86,701
5.00%, 06/04/42	170	187,510
5.20%, 07/15/45 (Call 01/15/45)	180	203,836
5.50%, 06/01/50 (Call 12/01/49)(a)	60	70,697
6.50%, 02/09/40	60	76,126
6.75%, 03/15/32	35	45,956
6.88%, 01/26/39	75	102,000
7.13%, 08/01/39(a)	75	103,102
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	70	79,927
3.95%, 01/15/50 (Call 07/15/49)	60	69,956
4.45%, 02/01/47 (Call 08/01/46)	50	61,792
4.65%, 01/15/48 (Call 07/15/47)	55	69,986
5.00%, 04/15/42 (Call 10/15/41)	15	18,885
5.15%, 08/01/43 (Call 02/01/43)	60	77,753
5.40%, 07/15/40 (Call 01/15/40)	25	32,191
5.40%, 01/15/49 (Call 07/15/48)	25	34,345
6.90%, 04/15/38	26	38,061
7.50%, 04/01/31	75	109,720
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(a)	5	4,912
2.45%, 07/16/50 (Call 01/16/50)(a)	5	4,799
3.60%, 04/01/34 (Call 01/01/34)(a)	80	96,405
3.88%, 04/01/39 (Call 10/01/38)(a)	10	11,866
3.95%, 04/01/44 (Call 10/01/43)(a)	20	24,363
3.95%, 04/01/49 (Call 10/01/48)(a)	90	111,221
4.13%, 04/01/54 (Call 10/01/53)(a)	20	25,541
4.20%, 04/01/59 (Call 10/01/58)(a)	110	142,210
McCormick & Co. Inc., 4.20%, 08/15/47 (Call 02/15/47)	71	89,926
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	55	73,499

Security	Par (000)	Value

Food (continued)
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	$265	$335,010
Safeway Inc., 7.25%, 02/01/31	25	27,932
Sysco Corp.
3.30%, 02/15/50 (Call 08/15/49)	5	4,630
4.45%, 03/15/48 (Call 09/15/47)	55	59,667
4.50%, 04/01/46 (Call 10/01/45)	5	5,326
4.85%, 10/01/45 (Call 04/01/45)	138	153,899
5.38%, 09/21/35	16	19,713
6.60%, 04/01/40 (Call 10/01/39)	25	33,251
6.60%, 04/01/50 (Call 10/01/49)	150	206,442
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	85	107,297
4.88%, 08/15/34 (Call 02/15/34)	75	97,704
5.10%, 09/28/48 (Call 03/28/48)	40	54,869
5.15%, 08/15/44 (Call 02/15/44)	70	92,259

		5,487,028

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(e)	200	220,502
Georgia-Pacific LLC, 8.88%, 05/15/31	40	65,240
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	87	104,536
4.40%, 08/15/47 (Call 02/15/47)	99	119,324
4.80%, 06/15/44 (Call 12/15/43)	100	122,335
5.15%, 05/15/46 (Call 11/15/45)	55	70,422
6.00%, 11/15/41 (Call 05/15/41)	30	40,499
7.30%, 11/15/39	51	74,090

		816,948

Gas — 0.4%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	12,232
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	30	34,327
4.13%, 10/15/44 (Call 04/15/44)	40	49,858
4.13%, 03/15/49 (Call 09/15/48)	15	18,819
4.15%, 01/15/43 (Call 07/15/42)	110	136,622
4.30%, 10/01/48 (Call 04/01/48)	40	52,057
5.50%, 06/15/41 (Call 12/15/40)	75	104,531
Boston Gas Co., 4.49%, 02/15/42(a)	10	12,529
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	50	63,074
4.49%, 03/04/49 (Call 09/04/48)(a)	5	6,449
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	20	23,027
5.85%, 01/15/41 (Call 07/15/40)	10	13,488
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	5	6,286
4.80%, 11/01/43 (Call 05/01/43)	65	81,363
Series C, 3.90%, 11/15/49 (Call 05/15/49)	41	47,663
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	5	5,265
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	54,887
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	40	47,425
4.38%, 05/15/47 (Call 11/15/46)	80	100,898
4.80%, 02/15/44 (Call 08/15/43)	100	128,336
5.25%, 02/15/43 (Call 08/15/42)	30	40,076
5.65%, 02/01/45 (Call 08/01/44)	65	91,138
5.95%, 06/15/41 (Call 12/15/40)	26	36,912

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	$10	$12,781
4.66%, 02/01/44 (Call 08/01/43)	100	128,306
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	5	5,521
3.64%, 11/01/46 (Call 05/01/46)	25	28,133
4.65%, 08/01/43 (Call 02/01/43)	5	6,424
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	47,027
5.13%, 11/15/40	20	26,612
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	35	45,807
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	44,194
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	59	69,743
4.40%, 05/30/47 (Call 11/30/46)	55	66,954
5.88%, 03/15/41 (Call 09/15/40)	51	70,443
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	85	94,028
4.15%, 06/01/49 (Call 12/01/48)	10	11,910
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	75	84,918
Series K, 3.80%, 09/15/46 (Call 03/15/46)	50	56,847

		1,966,910

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	35	37,019
4.10%, 03/01/48 (Call 09/01/47)	45	54,932
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	50	69,827
5.20%, 09/01/40	65	88,666

		250,444

Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	145	195,870
4.75%, 04/15/43 (Call 10/15/42)	100	138,038
4.90%, 11/30/46 (Call 05/30/46)	185	264,914
5.30%, 05/27/40	65	96,039
6.15%, 11/30/37	78	122,726
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	110	124,840
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	80	100,252
4.70%, 03/01/49 (Call 09/01/48)	50	66,444
7.38%, 01/15/40	70	111,999
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	5	6,444
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	140	157,321
3.40%, 11/15/49 (Call 05/15/49)	97	112,856
Koninklijke Philips NV
5.00%, 03/15/42	124	162,469
6.88%, 03/11/38	20	30,358
Medtronic Inc.
4.38%, 03/15/35	215	284,241
4.63%, 03/15/45	155	213,595
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	10	10,435
4.10%, 04/01/43 (Call 10/01/42)	20	23,881
4.38%, 05/15/44 (Call 11/15/43)	85	106,159
4.63%, 03/15/46 (Call 09/15/45)	65	85,181

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	$71	$90,868
5.30%, 02/01/44 (Call 08/01/43)	70	98,520
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	90	100,258
5.75%, 11/30/39	5	6,229

		2,709,937

Health Care - Services — 1.9%
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	57	63,844
4.27%, 08/15/48 (Call 02/15/48)	66	85,533
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	26,424
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	120	139,512
4.13%, 11/15/42 (Call 05/15/42)	25	28,720
4.50%, 05/15/42 (Call 11/15/41)	65	77,384
4.75%, 03/15/44 (Call 09/15/43)	40	50,218
6.63%, 06/15/36	26	36,970
6.75%, 12/15/37	65	93,386
AHS Hospital Corp., 5.02%, 07/01/45	30	41,075
Allina Health System, Series 2019, 3.89%, 04/15/49	35	41,034
Anthem Inc.
3.70%, 09/15/49 (Call 03/15/49)	15	17,227
4.38%, 12/01/47 (Call 06/01/47)	133	166,290
4.55%, 03/01/48 (Call 09/01/47)	15	19,254
4.63%, 05/15/42	115	145,334
4.65%, 01/15/43	85	108,247
4.65%, 08/15/44 (Call 02/15/44)	155	197,273
5.10%, 01/15/44	65	87,663
5.85%, 01/15/36	5	6,799
5.95%, 12/15/34	50	70,640
6.38%, 06/15/37	13	18,379
Ascension Health
3.95%, 11/15/46	210	265,902
4.85%, 11/15/53	30	45,559
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	16,420
Banner Health, Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	10	10,964
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	62,631
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	110	137,898
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	5	4,914
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	31,423
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	29,812
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	6,476
City of Hope
Series 2013, 5.62%, 11/15/43	35	49,598
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	36,404
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	97	108,063
4.19%, 10/01/49 (Call 04/01/49)	81	87,416
4.35%, 11/01/42	40	44,242
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	25	27,840
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	23,815
DaVita Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	130	128,809

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	$35	$44,599
Hackensack Meridian Health Inc.
4.50%, 07/01/57 (Call 01/01/57)	25	32,750
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	58	57,905
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	225	236,153
5.13%, 06/15/39 (Call 12/15/38)	145	179,886
5.25%, 06/15/49 (Call 12/15/48)	70	87,883
5.50%, 06/15/47 (Call 12/15/46)	225	285,394
7.50%, 11/06/33	25	33,840
7.50%, 11/15/95	20	25,351
Health Care Service Corp. A Mutual Legal Reserve Co.,
3.20%, 06/01/50 (Call 12/01/49)(a)	80	83,354
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	45	54,254
4.63%, 12/01/42 (Call 06/01/42)	41	51,801
4.80%, 03/15/47 (Call 09/14/46)	55	73,193
4.95%, 10/01/44 (Call 04/01/44)	55	73,694
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	30	39,045
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	45,029
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	30	34,291
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	40	49,150
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	154	196,834
4.88%, 04/01/42	55	75,931
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	40	44,846
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	78	99,654
Mayo Clinic
3.77%, 11/15/43	55	64,969
Series 2016, 4.13%, 11/15/52	20	25,488
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	30	37,034
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	37,721
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	31,973
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	110	143,606
5.00%, 07/01/42	30	41,666
Series 2015, 4.20%, 07/01/55	5	6,793
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	5	5,360
Montefiore Obligated Group
4.29%, 09/01/50	45	46,674
Series 18-C, 5.25%, 11/01/48	25	28,171
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	80,274
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	11,210
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	125	159,999
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	5	5,770
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	130	143,279
4.26%, 11/01/47 (Call 11/01/46)	10	11,864
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	40	43,200
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	15	16,745

Security	Par (000)	Value

Health Care - Services (continued)
Partners Healthcare System Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	$20	$22,851
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	10	10,945
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	33,118
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	99	116,347
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	80	86,567
4.70%, 03/30/45 (Call 09/30/44)	30	37,182
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	50	53,150
3.95%, 07/01/46 (Call 07/01/45)	10	11,391
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	34,873
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	73	92,130
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	51	61,003
Tenet Healthcare Corp., 6.88%, 11/15/31	35	34,243
Texas Health Resources, 4.33%, 11/15/55	30	41,050
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	105	123,739
6.02%, 11/15/48	5	5,785
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	50	54,916
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	5	5,294
2.90%, 05/15/50 (Call 11/15/49)	155	164,897
3.13%, 05/15/60 (Call 11/15/59)	5	5,476
3.50%, 08/15/39 (Call 02/15/39)	85	98,865
3.70%, 08/15/49 (Call 02/15/49)	200	243,146
3.75%, 10/15/47 (Call 04/15/47)	57	68,570
3.88%, 08/15/59 (Call 02/15/59)	125	155,915
3.95%, 10/15/42 (Call 04/15/42)	45	54,153
4.20%, 01/15/47 (Call 07/15/46)	25	31,568
4.25%, 03/15/43 (Call 09/15/42)	118	150,265
4.25%, 04/15/47 (Call 10/15/46)	80	103,389
4.25%, 06/15/48 (Call 12/15/47)	110	142,387
4.38%, 03/15/42 (Call 09/15/41)	80	101,645
4.45%, 12/15/48 (Call 06/15/48)	35	46,657
4.63%, 07/15/35	100	132,307
4.63%, 11/15/41 (Call 05/15/41)	70	92,882
4.75%, 07/15/45	187	254,681
5.70%, 10/15/40 (Call 04/15/40)	5	7,330
5.80%, 03/15/36	54	78,164
5.95%, 02/15/41 (Call 08/15/40)	10	14,851
6.50%, 06/15/37	10	15,576
6.63%, 11/15/37	30	47,419
6.88%, 02/15/38	123	198,374
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	71	87,968

		8,607,094

Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	110	173,559
MDGH - GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(e)	400	461,744

		635,303

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	58,176
PulteGroup Inc.
6.00%, 02/15/35	30	36,913

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
6.38%, 05/15/33	$35	$44,008
7.88%, 06/15/32	25	34,025
Taylor Morrison Communities Inc., 5.13%, 08/01/30 (Call 02/01/30)(a)	50	54,279

		227,401

Home Furnishings — 0.0%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	111	131,747
4.60%, 05/15/50 (Call 11/15/49)	5	6,212

		137,959

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	30	35,699
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	5	5,493
3.20%, 07/30/46 (Call 01/30/46)	100	116,639
3.90%, 05/04/47 (Call 11/04/46)	65	82,643
5.30%, 03/01/41	30	42,770
6.63%, 08/01/37	25	40,112

		323,356

Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	60	67,623
6.00%, 04/01/46 (Call 10/01/45)	30	33,493

		101,116

Insurance — 2.7%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	55	64,360
4.75%, 01/15/49 (Call 07/15/48)	45	58,603
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	10	15,105
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	45	55,297
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	12,096
4.20%, 12/15/46 (Call 06/15/46)	75	94,368
4.50%, 06/15/43	60	76,771
5.35%, 06/01/33	57	78,289
5.55%, 05/09/35	60	89,086
5.95%, 04/01/36	10	14,290
6.50%, 05/15/57 (Call 05/15/37)(b)	35	44,746
American Financial Group Inc., 4.50%, 06/15/47 (Call 12/15/46)	45	49,441
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	182	211,668
4.38%, 06/30/50 (Call 12/30/49)	5	5,892
4.38%, 01/15/55 (Call 07/15/54)	131	153,435
4.50%, 07/16/44 (Call 01/16/44)	185	216,837
4.70%, 07/10/35 (Call 01/10/35)	76	94,796
4.75%, 04/01/48 (Call 10/01/47)	140	171,423
4.80%, 07/10/45 (Call 01/10/45)	25	30,381
8.18%, 05/15/58 (Call 05/15/38)(b)	50	69,986
Aon Corp., 6.25%, 09/30/40	40	58,938
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	40	51,174
4.75%, 05/15/45 (Call 11/15/44)	74	96,902
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	65	83,567

Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	35	37,714
7.35%, 05/01/34	5	7,603
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	85	109,917
AXA SA, 8.60%, 12/15/30	266	403,631

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	$100	$126,736
4.25%, 01/15/49 (Call 07/15/48)	176	228,629
4.30%, 05/15/43	35	45,377
4.40%, 05/15/42	120	156,529
5.75%, 01/15/40	138	212,374
Berkshire Hathaway Inc., 4.50%, 02/11/43	72	96,562
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	123	118,509
Chubb Corp. (The)
6.00%, 05/11/37	16	23,790
Series 1, 6.50%, 05/15/38	20	31,232
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	31,874
4.35%, 11/03/45 (Call 05/03/45)	15	19,989
6.70%, 05/15/36	25	38,632
Cincinnati Financial Corp., 6.13%, 11/01/34	55	78,307
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	110	131,125
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	15	17,010
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(b)	5	6,306
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	105	126,538
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	35	37,540
Genworth Holdings Inc., 6.50%, 06/15/34	35	31,993
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	44,026
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	45	53,478
Guardian Life Insurance Co. of America (The)
4.85%, 01/24/77(a)	100	132,649
4.88%, 06/19/64(a)	10	13,195
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	25	28,073
4.30%, 04/15/43	20	23,619
4.40%, 03/15/48 (Call 09/15/47)	95	117,082
5.95%, 10/15/36	15	20,611
6.10%, 10/01/41	65	92,639
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	110	123,374
3.95%, 05/15/60 (Call 11/15/59)(a)	115	127,136
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	100	112,176
4.35%, 03/01/48 (Call 09/01/47)	50	58,473
4.38%, 06/15/50 (Call 12/15/49)	30	34,914
6.30%, 10/09/37	5	6,627
7.00%, 06/15/40	50	73,377
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	100	113,864
6.00%, 02/01/35	5	6,930
Manulife Financial Corp., 5.38%, 03/04/46	75	102,717
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	30,755
4.30%, 11/01/47 (Call 05/01/47)	35	41,910
5.00%, 04/05/46	45	58,842
5.00%, 05/20/49 (Call 11/20/48)	55	72,440
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	109,494
4.35%, 01/30/47 (Call 07/30/46)	35	45,587
4.75%, 03/15/39 (Call 09/15/38)	50	67,080

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 03/15/49 (Call 09/15/48)	$105	$147,963
5.88%, 08/01/33	25	35,433
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	31,172
3.73%, 10/15/70(a)	126	134,829
4.90%, 04/01/77(a)	60	77,114
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	25	34,522
MetLife Inc.
4.05%, 03/01/45	75	91,284
4.13%, 08/13/42	111	136,279
4.60%, 05/13/46 (Call 11/13/45)	30	39,693
4.72%, 12/15/44	75	98,266
4.88%, 11/13/43	151	202,727
5.70%, 06/15/35	81	119,526
6.38%, 06/15/34	78	119,703
6.40%, 12/15/36 (Call 12/15/31)	130	162,332
6.50%, 12/15/32	60	90,091
10.75%, 08/01/39 (Call 08/01/34)	31	50,785
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48)(a)(b)	5	5,241
Nationwide Financial Services Inc.
5.30%, 11/18/44(a)	135	160,191
6.75%, 05/15/37	20	23,617
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	150	166,971
7.88%, 04/01/33(a)	100	142,241
9.38%, 08/15/39(a)	5	8,153
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	65	73,534
4.45%, 05/15/69 (Call 11/15/68)(a)	10	12,373
5.88%, 05/15/33(a)	157	214,994
6.75%, 11/15/39(a)	170	257,173
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	258	282,038
3.85%, 09/30/47 (Call 03/30/47)(a)	25	28,526
6.06%, 03/30/40(a)	10	14,329
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	130	133,705
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	12,257
4.35%, 05/15/43	46	55,673
4.63%, 09/15/42	105	130,478
6.05%, 10/15/36	15	21,022
Progressive Corp. (The)
3.70%, 01/26/45	5	6,016
3.95%, 03/26/50 (Call 09/26/49)	15	19,316
4.13%, 04/15/47 (Call 10/15/46)	152	198,570
4.20%, 03/15/48 (Call 09/15/47)	50	65,367
4.35%, 04/25/44	45	58,496
Provident Financing Trust I, 7.41%, 03/15/38	25	27,987
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	80	89,846
3.91%, 12/07/47 (Call 06/07/47)	120	137,248
3.94%, 12/07/49 (Call 06/07/49)	95	108,653
4.35%, 02/25/50 (Call 08/25/49)	105	127,696
4.42%, 03/27/48 (Call 09/27/47)	40	48,538
4.60%, 05/15/44	138	171,199
5.70%, 12/14/36	66	94,890
6.63%, 12/01/37	55	82,398
6.63%, 06/21/40	5	7,624

Security	Par (000)	Value

Insurance (continued)
Securian Financial Group Inc., 4.80%, 04/15/48(a)	$60	$70,840
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	18,341
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	105,000
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	40	41,201
4.27%, 05/15/47 (Call 11/15/46)(a)	195	229,258
4.90%, 09/15/44(a)	155	198,434
6.85%, 12/16/39(a)	102	152,901
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	62,062
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	5	4,957
3.75%, 05/15/46 (Call 11/15/45)	80	95,761
4.00%, 05/30/47 (Call 11/30/46)	30	37,262
4.05%, 03/07/48 (Call 09/07/47)	10	12,526
4.10%, 03/04/49 (Call 09/04/48)	100	126,362
4.30%, 08/25/45 (Call 02/25/45)	55	70,198
4.60%, 08/01/43	30	39,439
5.35%, 11/01/40	10	14,078
6.25%, 06/15/37	50	76,026
6.75%, 06/20/36	111	171,945
Travelers Property Casualty Corp., 6.38%, 03/15/33	20	29,672
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	25	25,002
5.75%, 08/15/42	55	62,702
Voya Financial Inc.
4.80%, 06/15/46	15	18,492
5.70%, 07/15/43	45	59,368
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	59,008
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	31,816
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	5	5,799
5.05%, 09/15/48 (Call 03/15/48)	80	106,922
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	5	5,794
4.75%, 08/01/44	40	49,847
XLIT Ltd.
5.25%, 12/15/43	25	34,271
5.50%, 03/31/45	60	82,143

		12,381,942

Internet — 0.6%
Alibaba Group Holding Ltd.
4.20%, 12/06/47 (Call 06/06/47)	240	309,449
4.40%, 12/06/57 (Call 06/06/57)	5	6,790
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	300	285,207
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	90	91,422
2.70%, 06/03/60 (Call 12/03/59)	150	154,626
3.88%, 08/22/37 (Call 02/22/37)	183	229,365
4.05%, 08/22/47 (Call 02/22/47)	277	359,673
4.25%, 08/22/57 (Call 02/22/57)	215	291,992
4.80%, 12/05/34 (Call 06/05/34)	166	228,746
4.95%, 12/05/44 (Call 06/05/44)	155	222,654
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	86	95,837
JD.com Inc., 4.13%, 01/14/50	55	62,200
Tencent Holdings Ltd., 4.53%, 04/11/49 (Call 10/11/48)(e)	200	261,078

		2,599,039

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.2%
ArcelorMittal SA
7.00%, 03/01/41	$40	$50,655
7.25%, 10/15/39	56	71,962
Cleveland-Cliffs Inc., 6.25%, 10/01/40	20	14,531
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	25	31,793
5.20%, 08/01/43 (Call 02/01/43)	74	98,769
6.40%, 12/01/37	40	57,748
U.S. Steel Corp., 6.65%, 06/01/37	25	15,953
Vale Overseas Ltd.
6.88%, 11/21/36	142	188,418
6.88%, 11/10/39	130	175,275
8.25%, 01/17/34	5	7,168
Vale SA, 5.63%, 09/11/42	50	59,887

		772,159

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	55	60,604

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	93	119,911
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	35	39,673
3.25%, 04/09/50 (Call 10/09/49)	55	62,479
3.80%, 08/15/42	75	91,453
4.30%, 05/15/44 (Call 11/15/43)	70	89,767
4.75%, 05/15/64 (Call 11/15/63)	100	140,581
5.20%, 05/27/41	81	112,638
6.05%, 08/15/36	65	93,973
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	20,861
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	65	70,134
3.75%, 04/15/50 (Call 10/15/49)	65	80,063
3.90%, 06/09/42 (Call 12/09/41)	104	133,041
Dover Corp.
5.38%, 10/15/35	35	46,998
5.38%, 03/01/41 (Call 12/01/40)	45	57,843
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(a)	35	37,408
3.36%, 02/15/50 (Call 08/15/49)(a)	120	131,590
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	88	116,347
Xylem Inc., 4.38%, 11/01/46 (Call 05/01/46)	20	23,044
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	75	79,276

		1,547,080

Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	38,341
3.25%, 08/26/49 (Call 02/26/49)	10	11,339
3.63%, 10/15/47 (Call 04/15/47)	35	41,362
3.70%, 04/15/50 (Call 10/15/49)	60	73,031
3.88%, 06/15/44	50	60,488
4.00%, 09/14/48 (Call 03/14/48)	95	120,246
5.70%, 03/15/37	147	214,802
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	17,967
4.00%, 11/02/32	50	60,133
4.15%, 11/02/42	125	155,734
General Electric Co.
4.13%, 10/09/42	74	73,173
4.25%, 05/01/40 (Call 11/01/39)	190	191,355
4.35%, 05/01/50 (Call 11/01/49)	180	182,900

Security	Par (000)	Value

Manufacturing (continued)
4.50%, 03/11/44	$85	$87,779
5.88%, 01/14/38	196	226,909
6.15%, 08/07/37	55	64,970
6.75%, 03/15/32	215	268,305
6.88%, 01/10/39	175	222,738
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	133	167,003
4.88%, 09/15/41 (Call 03/15/41)	51	70,312
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	79	96,284
4.10%, 03/01/47 (Call 09/01/46)	75	90,737
4.20%, 11/21/34 (Call 05/21/34)	60	73,743
4.45%, 11/21/44 (Call 05/21/44)	60	74,982
6.25%, 05/15/38	10	13,971
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	325,865
Trane Technologies Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	75	89,500
5.75%, 06/15/43	65	90,169
Trane Technologies Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	5	6,040

		3,210,178

Media — 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	260	271,918
4.50%, 08/15/30 (Call 02/15/25)(a)	180	190,982
4.50%, 05/01/32 (Call 05/01/26)(a)	125	132,495
Charter Communications Operating LLC/Charter Communications Operating Capital 3.70%, 04/01/51 (Call 10/01/50)	180	179,325
4.80%, 03/01/50 (Call 09/01/49)	55	62,819
5.13%, 07/01/49 (Call 01/01/49)	110	129,074
5.38%, 04/01/38 (Call 10/01/37)	140	170,356
5.38%, 05/01/47 (Call 11/01/46)	200	240,276
5.75%, 04/01/48 (Call 10/01/47)	187	234,485
6.38%, 10/23/35 (Call 04/23/35)	205	284,273
6.48%, 10/23/45 (Call 04/23/45)	236	316,995
6.83%, 10/23/55 (Call 04/23/55)	115	158,448
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	200	199,002
2.65%, 08/15/62 (Call 02/15/62)	350	338,142
2.80%, 01/15/51 (Call 07/15/50)	25	25,254
3.20%, 07/15/36 (Call 01/15/36)	190	212,505
3.25%, 11/01/39 (Call 05/01/39)	111	123,206
3.40%, 07/15/46 (Call 01/15/46)	260	288,696
3.45%, 02/01/50 (Call 08/01/49)	145	163,531
3.75%, 04/01/40 (Call 10/01/39)	130	154,037
3.90%, 03/01/38 (Call 09/01/37)	80	96,086
3.97%, 11/01/47 (Call 05/01/47)	154	185,636
4.00%, 08/15/47 (Call 02/15/47)	105	127,717
4.00%, 03/01/48 (Call 09/01/47)	70	84,620
4.00%, 11/01/49 (Call 05/01/49)	151	183,509
4.05%, 11/01/52 (Call 05/01/52)	171	209,314
4.20%, 08/15/34 (Call 02/15/34)	50	62,672
4.25%, 10/15/30 (Call 07/15/30)	110	136,272
4.25%, 01/15/33	134	167,320
4.40%, 08/15/35 (Call 02/25/35)	85	108,346
4.50%, 01/15/43	30	38,393
4.60%, 10/15/38 (Call 04/15/38)	174	223,767
4.60%, 08/15/45 (Call 02/15/45)	145	189,427
4.65%, 07/15/42	110	142,900

45	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.70%, 10/15/48 (Call 04/15/48)	$260	$349,084
4.75%, 03/01/44	85	112,220
4.95%, 10/15/58 (Call 04/15/58)	135	194,885
5.65%, 06/15/35	40	57,210
6.40%, 05/15/38	54	82,047
6.40%, 03/01/40	30	46,063
6.45%, 03/15/37	35	53,141
6.50%, 11/15/35	85	130,331
6.55%, 07/01/39	5	7,807
6.95%, 08/15/37	140	221,087
7.05%, 03/15/33	42	64,759
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	121	147,384
4.60%, 08/15/47 (Call 02/15/47)(a)	70	87,824
4.70%, 12/15/42(a)	135	169,471
4.80%, 02/01/35 (Call 08/01/34)(a)	30	38,074
8.38%, 03/01/39(a)	5	8,239
CSC Holdings LLC, 4.13%, 12/01/30 (Call 12/01/25)(a)	200	207,388
Discovery Communications LLC
4.65%, 05/15/50 (Call 11/15/49)	80	91,301
4.88%, 04/01/43	65	74,102
4.95%, 05/15/42	40	46,598
5.00%, 09/20/37 (Call 03/20/37)	140	166,001
5.20%, 09/20/47 (Call 03/20/47)	70	83,830
5.30%, 05/15/49 (Call 11/15/48)	91	111,357
6.35%, 06/01/40	75	100,868
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	100	132,337
5.58%, 01/25/49 (Call 07/25/48)	150	205,452
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)	200	262,636
6.63%, 01/15/40	25	33,203
NBCUniversal Media LLC
4.45%, 01/15/43	50	64,052
5.95%, 04/01/41	110	163,795
6.40%, 04/30/40	10	15,337
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	19,778
5.85%, 04/15/40	125	167,186
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	167	186,522
5.50%, 09/01/41 (Call 03/01/41)	100	122,993
5.88%, 11/15/40 (Call 05/15/40)	140	177,793
6.55%, 05/01/37	120	161,414
6.75%, 06/15/39	45	62,625
7.30%, 07/01/38	150	214,510
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	61	94,347
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	40	41,385
3.70%, 12/01/42	35	39,917
4.13%, 06/01/44	70	85,380
4.38%, 08/16/41	50	61,171
Series B, 7.00%, 03/01/32	51	76,882
Series E, 4.13%, 12/01/41	55	65,836
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)	15	17,071
4.38%, 03/15/43	160	170,443
4.60%, 01/15/45 (Call 07/15/44)	60	65,698
4.85%, 07/01/42 (Call 01/01/42)	59	65,666
4.90%, 08/15/44 (Call 02/15/44)	45	50,671

Security	Par (000)	Value

Media (continued)
4.95%, 01/15/31 (Call 11/15/30)	$25	$29,848
4.95%, 05/19/50 (Call 11/19/49)	130	151,715
5.25%, 04/01/44 (Call 10/01/43)	50	58,005
5.50%, 05/15/33	35	41,444
5.85%, 09/01/43 (Call 03/01/43)	55	67,894
5.90%, 10/15/40 (Call 04/15/40)	15	18,600
6.88%, 04/30/36	79	107,856
Walt Disney Co. (The)
2.65%, 01/13/31	55	59,617
2.75%, 09/01/49 (Call 03/01/49)	165	162,160
3.50%, 05/13/40 (Call 11/13/39)	210	236,202
3.60%, 01/13/51 (Call 07/13/50)	200	228,444
3.80%, 05/13/60 (Call 11/13/59)	65	76,613
4.63%, 03/23/40 (Call 09/23/39)	50	63,531
4.70%, 03/23/50 (Call 09/23/49)	135	179,670
4.75%, 09/15/44 (Call 03/15/44)	60	77,182
4.75%, 11/15/46 (Call 05/15/46)	35	44,808
4.95%, 10/15/45 (Call 04/15/45)	70	92,565
5.40%, 10/01/43	70	96,678
6.15%, 03/01/37	26	36,536
6.15%, 02/15/41	41	59,696
6.20%, 12/15/34	121	178,279
6.40%, 12/15/35	165	248,096
6.65%, 11/15/37	65	98,504
7.75%, 12/01/45	10	16,932

		13,737,844

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	80	91,831
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	15	16,475
5.25%, 10/01/54 (Call 04/01/54)	5	5,328

		113,634

Mining — 1.0%
Barrick Gold Corp.
5.25%, 04/01/42	77	105,566
6.45%, 10/15/35	55	75,095
Barrick North America Finance LLC
5.70%, 05/30/41	54	76,117
5.75%, 05/01/43	88	127,920
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	85	121,442
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	115	144,856
5.00%, 09/30/43	200	284,768
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	400	457,440
4.38%, 02/05/49 (Call 08/05/48)(e)	200	239,134
4.50%, 08/01/47 (Call 02/01/47)(e)	200	242,154
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	65	73,475
5.45%, 03/15/43 (Call 09/15/42)	145	162,880
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	60	70,135
6.00%, 11/15/41(a)	50	60,140
6.90%, 11/15/37(a)	24	30,845
Indonesia Asahan Aluminium Persero PT, 5.80%, 05/15/50 (Call 11/15/49)(e)	200	247,204
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(e)	200	221,478

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	$30	$35,638
5.75%, 11/15/41(a)	85	116,669
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	105	144,738
5.45%, 06/09/44 (Call 12/09/43)	35	49,320
5.88%, 04/01/35	50	71,929
6.25%, 10/01/39	90	133,301
Rio Tinto Alcan Inc.
5.75%, 06/01/35	60	87,659
6.13%, 12/15/33	12	17,541
7.25%, 03/15/31	5	7,398
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	100	142,690
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	110	140,939
4.75%, 03/22/42 (Call 09/22/41)	50	68,179
Southern Copper Corp.
5.25%, 11/08/42	145	185,729
5.88%, 04/23/45	228	316,824
6.75%, 04/16/40	15	21,986
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	24,907
5.40%, 02/01/43 (Call 08/01/42)	50	51,392
6.00%, 08/15/40 (Call 02/15/40)	25	27,094
6.13%, 10/01/35	95	111,511
6.25%, 07/15/41 (Call 01/15/41)	56	62,718

		4,558,811

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	45	48,085

Oil & Gas — 4.1%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	55	49,569
4.75%, 04/15/43 (Call 10/15/42)	119	111,841
5.10%, 09/01/40 (Call 03/01/40)	125	121,252
5.25%, 02/01/42 (Call 08/01/41)	40	39,219
5.35%, 07/01/49 (Call 01/01/49)	40	38,540
6.00%, 01/15/37	35	36,938
7.38%, 08/15/47(d)	10	10,066
BP Capital Markets America Inc., 3.00%, 02/24/50 (Call 08/24/49)	200	196,960
Burlington Resources LLC
5.95%, 10/15/36	60	83,797
7.20%, 08/15/31	90	129,991
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	90	104,890
6.25%, 03/15/38	160	198,683
6.45%, 06/30/33	5	6,275
6.50%, 02/15/37	5	6,225
6.75%, 02/01/39	35	44,823
7.20%, 01/15/32	5	6,532
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	15	10,568
5.25%, 06/15/37 (Call 12/15/36)	55	49,933
5.40%, 06/15/47 (Call 12/15/46)	60	54,214
6.75%, 11/15/39	110	113,699
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	100	108,676
3.08%, 05/11/50 (Call 11/11/49)	85	92,415
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	271,322

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	$200	$249,600
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	144,132
6.40%, 05/15/37	50	73,486
7.88%, 03/15/32	100	155,983
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	20	23,157
4.88%, 10/01/47 (Call 04/01/47)	120	138,662
Conoco Funding Co., 7.25%, 10/15/31	75	112,166
ConocoPhillips
5.90%, 10/15/32	60	83,512
5.90%, 05/15/38	242	341,097
6.50%, 02/01/39	40	60,436
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	102	128,871
5.95%, 03/15/46 (Call 09/15/45)	80	121,150
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	60	53,219
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	74	71,050
5.00%, 06/15/45 (Call 12/15/44)	115	114,771
5.60%, 07/15/41 (Call 01/15/41)	85	89,332
7.88%, 09/30/31	5	6,572
7.95%, 04/15/32	5	6,531
Ecopetrol SA
5.88%, 05/28/45	200	226,986
7.38%, 09/18/43	50	65,044
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	125	146,541
4.95%, 04/15/50 (Call 10/15/49)	55	70,339
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	5	5,385
3.63%, 04/06/40 (Call 10/06/39)	10	11,557
3.70%, 04/06/50 (Call 10/06/49)	125	145,257
3.95%, 05/15/43	162	189,963
4.25%, 11/23/41	50	61,154
4.80%, 11/08/43	80	105,229
5.10%, 08/17/40	45	61,344
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	290	316,184
3.00%, 08/16/39 (Call 02/16/39)	10	10,712
3.10%, 08/16/49 (Call 02/16/49)	75	78,656
3.45%, 04/15/51 (Call 10/15/50)	55	61,645
3.57%, 03/06/45 (Call 09/06/44)	121	136,117
4.11%, 03/01/46 (Call 09/01/45)	245	296,332
4.23%, 03/19/40 (Call 09/19/39)	370	459,114
4.33%, 03/19/50 (Call 09/19/49)	265	338,182
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(e)	200	290,676
Hess Corp.
5.60%, 02/15/41	50	56,788
5.80%, 04/01/47 (Call 10/01/46)	85	97,158
6.00%, 01/15/40	60	68,560
7.13%, 03/15/33	45	55,446
7.30%, 08/15/31	46	56,773
Husky Energy Inc., 6.80%, 09/15/37	55	67,851
KazMunayGas National Co. JSC, 6.38%, 10/24/48(e)	250	338,457
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	25	24,745
6.60%, 10/01/37	66	70,976
6.80%, 03/15/32	20	21,929

47	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	$50	$53,719
4.75%, 09/15/44 (Call 03/15/44)	75	83,263
5.00%, 09/15/54 (Call 03/15/54)	25	27,606
6.50%, 03/01/41 (Call 09/01/40)	103	131,762
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	110	130,992
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	35	29,910
Noble Energy Inc.
4.20%, 10/15/49 (Call 04/15/49)	10	12,079
4.95%, 08/15/47 (Call 02/15/47)	65	84,929
5.05%, 11/15/44 (Call 05/15/44)	85	111,305
5.25%, 11/15/43 (Call 05/15/43)	50	66,396
6.00%, 03/01/41 (Call 09/01/40)	88	122,098
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	60	45,745
4.20%, 03/15/48 (Call 09/15/47)	75	56,987
4.30%, 08/15/39 (Call 02/15/39)	76	58,940
4.40%, 04/15/46 (Call 10/15/45)	100	79,785
4.40%, 08/15/49 (Call 02/15/49)	60	46,579
4.50%, 07/15/44 (Call 01/15/44)	50	39,644
4.63%, 06/15/45 (Call 12/15/44)	65	51,842
6.20%, 03/15/40	64	61,266
6.45%, 09/15/36	150	146,913
6.60%, 03/15/46 (Call 09/15/45)	85	84,413
7.50%, 05/01/31	62	65,809
7.88%, 09/15/31	40	42,754
7.95%, 06/15/39	25	25,503
8.88%, 07/15/30 (Call 01/15/30)	50	56,902
Ovintiv Inc.
6.50%, 08/15/34	54	52,736
6.50%, 02/01/38	40	38,069
6.63%, 08/15/37	40	38,322
7.20%, 11/01/31	26	26,655
7.38%, 11/01/31	20	20,821
Pertamina Persero PT
5.63%, 05/20/43(e)	200	242,758
6.00%, 05/03/42(e)	200	251,772
6.45%, 05/30/44(e)	200	266,826
Petrobras Global Finance BV
6.75%, 01/27/41	100	111,838
6.85%, 06/05/2115	200	219,140
6.88%, 01/20/40	14	15,804
6.90%, 03/19/49	345	395,091
7.25%, 03/17/44	130	153,045
Petroleos del Peru SA, 4.75%, 06/19/32(e)	200	225,718
Petroleos Mexicanos
5.50%, 06/27/44	100	77,833
5.63%, 01/23/46	100	78,293
5.95%, 01/28/31 (Call 07/28/30)(a)	400	359,956
5.95%, 01/28/31 (Call 10/28/30)(e)	200	179,978
6.35%, 02/12/48	100	80,637
6.38%, 01/23/45	220	180,671
6.50%, 06/02/41	175	146,097
6.63%, 06/15/35	100	88,392
6.75%, 09/21/47	464	386,883
6.95%, 01/28/60 (Call 07/28/59)(a)	100	83,442
7.69%, 01/23/50 (Call 07/23/49)(a)	350	313,043
7.69%, 01/23/50 (Call 07/23/49)(e)	300	268,323

Security	Par (000)	Value

Oil & Gas (continued)
Petronas Capital Ltd.
4.50%, 03/18/45(e)	$200	$261,462
4.55%, 04/21/50 (Call 10/21/49)(a)	300	398,211
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	65	63,906
4.65%, 11/15/34 (Call 05/15/34)	129	158,216
4.88%, 11/15/44 (Call 05/15/44)	190	230,687
5.88%, 05/01/42	65	87,267
Saudi Arabian Oil Co.
4.25%, 04/16/39(e)	200	231,810
4.38%, 04/16/49(e)	200	242,752
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	121	127,417
3.25%, 04/06/50 (Call 10/06/49)	140	150,839
3.63%, 08/21/42	10	11,190
3.75%, 09/12/46	120	137,940
4.00%, 05/10/46	150	178,218
4.13%, 05/11/35	187	230,728
4.38%, 05/11/45	140	173,691
4.55%, 08/12/43	69	86,837
5.50%, 03/25/40	135	190,667
6.38%, 12/15/38	231	348,209
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(e)	300	380,919
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	135	145,994
5.35%, 07/15/33	20	23,017
5.95%, 12/01/34	55	67,247
5.95%, 05/15/35	5	6,221
6.50%, 06/15/38	85	112,339
6.80%, 05/15/38	95	128,417
6.85%, 06/01/39	30	40,428
7.15%, 02/01/32	31	40,568
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(e)	200	189,936
Total Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	105	110,015
3.13%, 05/29/50 (Call 11/29/49)	105	110,477
3.39%, 06/29/60 (Call 12/29/59)	5	5,474
3.46%, 07/12/49 (Call 01/12/49)	155	172,403
Transocean Inc.
6.80%, 03/15/38	65	12,888
7.50%, 04/15/31	40	8,230
9.35%, 12/15/41	25	5,387
Valero Energy Corp.
4.90%, 03/15/45	80	94,890
6.63%, 06/15/37	155	208,797
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(e)	50	33,512

		19,021,745

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	198	208,361
Baker Hughes Holdings LLC, 5.13%, 09/15/40	85	103,843
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,751
4.75%, 08/01/43 (Call 02/01/43)	73	76,751
4.85%, 11/15/35 (Call 05/15/35)	101	112,129
5.00%, 11/15/45 (Call 05/15/45)	185	202,989
6.70%, 09/15/38	113	144,160
7.45%, 09/15/39	30	40,980

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	$94	$87,023

		1,026,987

Packaging & Containers — 0.2%
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(e)	200	227,144
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	35	42,020
Sealed Air Corp., 6.88%, 07/15/33(a)	45	57,415
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	64	82,425
WestRock MWV LLC, 7.95%, 02/15/31	15	21,425
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	65	70,632
4.20%, 06/01/32 (Call 03/01/32)	125	151,460

		652,521

Pharmaceuticals — 3.5%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	270	315,314
4.25%, 11/21/49 (Call 05/21/49)(a)	410	494,579
4.30%, 05/14/36 (Call 11/14/35)	90	107,466
4.40%, 11/06/42	190	229,092
4.45%, 05/14/46 (Call 11/14/45)	130	157,698
4.50%, 05/14/35 (Call 11/14/34)	190	234,192
4.55%, 03/15/35 (Call 09/15/34)(a)	164	203,531
4.63%, 10/01/42 (Call 04/01/42)(a)	25	30,763
4.70%, 05/14/45 (Call 11/14/44)	200	249,700
4.75%, 03/15/45 (Call 09/15/44)(a)	90	111,334
4.85%, 06/15/44 (Call 12/15/43)(a)	108	136,084
4.88%, 11/14/48 (Call 05/14/48)	71	91,015
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	57,083
4.30%, 12/15/47 (Call 06/15/47)	60	70,003
AstraZeneca PLC
4.00%, 09/18/42	111	137,849
4.38%, 11/16/45	73	96,226
4.38%, 08/17/48 (Call 02/17/48)	70	94,185
6.45%, 09/15/37	235	362,774
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	10	10,854
4.20%, 07/15/34 (Call 01/15/34)(a)	195	221,407
4.40%, 07/15/44 (Call 01/15/44)(a)	145	168,390
4.70%, 07/15/64 (Call 01/15/64)(a)	111	123,328
4.88%, 06/25/48 (Call 12/25/47)(a)	5	6,185
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	115	130,451
4.67%, 06/06/47 (Call 12/06/46)	101	127,248
4.69%, 12/15/44 (Call 06/15/44)	104	130,874
Bristol-Myers Squibb Co.
3.25%, 08/01/42	130	152,914
4.13%, 06/15/39 (Call 12/15/38)	235	301,719
4.25%, 10/26/49 (Call 04/26/49)	310	414,414
4.35%, 11/15/47 (Call 05/15/47)	90	119,765
4.63%, 05/15/44 (Call 11/15/43)	125	168,839
5.00%, 08/15/45 (Call 02/15/45)	85	121,388
5.25%, 08/15/43	5	7,196
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	101	112,795
4.50%, 11/15/44 (Call 05/15/44)	45	49,640
4.60%, 03/15/43	25	27,827
4.90%, 09/15/45 (Call 03/15/45)	5	5,893
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	55	58,702

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/15/50 (Call 09/15/49)	$115	$123,482
3.88%, 10/15/47 (Call 04/15/47)	100	114,067
4.80%, 08/15/38 (Call 02/15/38)	219	276,746
4.80%, 07/15/46 (Call 01/16/46)	105	135,349
4.90%, 12/15/48 (Call 06/15/48)	200	267,194
6.13%, 11/15/41	46	67,054
CVS Health Corp.
4.13%, 04/01/40 (Call 10/01/39)	45	52,469
4.25%, 04/01/50 (Call 10/01/49)	110	131,195
4.78%, 03/25/38 (Call 09/25/37)	365	448,034
4.88%, 07/20/35 (Call 01/20/35)	145	184,813
5.05%, 03/25/48 (Call 09/25/47)	585	763,015
5.13%, 07/20/45 (Call 01/20/45)	211	272,386
5.30%, 12/05/43 (Call 06/05/43)	102	132,853
6.13%, 09/15/39	45	62,645
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	130	124,358
3.70%, 03/01/45 (Call 09/01/44)	5	6,016
3.95%, 05/15/47 (Call 11/15/46)	5	6,295
3.95%, 03/15/49 (Call 09/15/48)	190	244,344
4.15%, 03/15/59 (Call 09/15/58)	135	177,929
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	133	171,872
5.38%, 04/15/34	65	90,966
6.38%, 05/15/38	126	195,999
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	166	196,647
3.50%, 01/15/48 (Call 07/15/47)	68	83,980
3.63%, 03/03/37 (Call 09/03/36)	187	228,682
3.70%, 03/01/46 (Call 09/01/45)	175	218,218
3.75%, 03/03/47 (Call 09/03/46)	70	87,678
4.38%, 12/05/33 (Call 06/05/33)	79	103,567
4.50%, 09/01/40	60	81,391
4.50%, 12/05/43 (Call 06/05/43)	70	96,715
4.85%, 05/15/41	5	7,022
4.95%, 05/15/33	50	69,112
5.85%, 07/15/38	10	15,453
5.95%, 08/15/37	5	7,710
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	66	79,755
6.00%, 03/01/41 (Call 09/01/40)	15	20,408
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	60	78,698
5.90%, 11/01/39	65	93,459
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	15	15,320
2.45%, 06/24/50 (Call 12/24/49)	215	216,103
3.60%, 09/15/42 (Call 03/15/42)	136	165,536
3.70%, 02/10/45 (Call 08/10/44)	220	267,166
3.90%, 03/07/39 (Call 09/07/38)	25	31,093
4.00%, 03/07/49 (Call 09/07/48)	10	12,902
4.15%, 05/18/43	145	186,461
6.50%, 12/01/33	65	101,551
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	10	12,508
5.40%, 11/29/43 (Call 05/29/43)	125	156,466
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	100	126,217
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	140	148,935
3.70%, 09/21/42	40	48,346

49	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 11/20/45 (Call 05/20/45)	$95	$121,270
4.40%, 05/06/44	182	243,867
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	36,697
2.70%, 05/28/50 (Call 11/28/49)	165	171,808
3.90%, 03/15/39 (Call 09/15/38)	45	55,671
4.00%, 12/15/36	85	105,064
4.00%, 03/15/49 (Call 09/15/48)	45	57,334
4.10%, 09/15/38 (Call 03/15/38)	55	69,092
4.13%, 12/15/46	137	175,186
4.20%, 09/15/48 (Call 03/15/48)	105	137,594
4.30%, 06/15/43	85	109,957
4.40%, 05/15/44	65	86,211
5.60%, 09/15/40	30	43,415
7.20%, 03/15/39	205	342,709
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	208,266
3.18%, 07/09/50 (Call 01/09/50)	30	30,743
3.38%, 07/09/60 (Call 01/09/60)	40	41,147
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	10,432
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	265	226,710
Upjohn Inc.
3.85%, 06/22/40 (Call 12/22/39)(a)	145	157,940
4.00%, 06/22/50 (Call 12/22/49)(a)	115	125,901
Wyeth LLC
5.95%, 04/01/37	175	259,089
6.00%, 02/15/36	25	36,464
6.50%, 02/01/34	76	118,793
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	15	16,188
3.95%, 09/12/47 (Call 03/12/47)	75	92,596
4.70%, 02/01/43 (Call 08/01/42)	145	191,458

		15,916,499

Pipelines — 2.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(e)	200	244,014
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	35	32,519
5.85%, 11/15/43 (Call 05/15/43)	30	29,099
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	90	101,616
3.40%, 01/15/38 (Call 07/15/37)(a)	40	43,982
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)	5	5,641
7.63%, 04/15/32(a)	25	35,732
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	55	69,940
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,455
6.45%, 11/03/36(a)	25	24,820
6.75%, 09/15/37(a)	35	35,367
8.13%, 08/16/30	25	29,736
Enable Midstream Partners LP, 5.00%, 05/15/44
(Call 11/15/43)	80	69,652
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	55,523
7.38%, 10/15/45 (Call 04/15/45)	55	81,803
Series B, 7.50%, 04/15/38	30	40,875
Enbridge Inc.
4.00%, 11/15/49 (Call 05/15/49)	5	5,471

Security	Par (000)	Value

Pipelines (continued)
4.50%, 06/10/44 (Call 12/10/43)	$60	$68,365
5.50%, 12/01/46 (Call 05/29/46)	73	96,568
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	69,878
5.00%, 05/15/50 (Call 11/15/49)	240	229,834
5.15%, 03/15/45 (Call 09/15/44)	50	47,516
5.30%, 04/15/47 (Call 10/15/46)	65	61,957
5.95%, 10/01/43 (Call 04/01/43)	70	69,314
6.00%, 06/15/48 (Call 12/15/47)	125	129,529
6.05%, 06/01/41 (Call 12/01/40)	75	75,535
6.13%, 12/15/45 (Call 06/15/45)	100	101,894
6.25%, 04/15/49 (Call 10/15/48)	40	42,021
6.50%, 02/01/42 (Call 08/01/41)	80	85,631
6.63%, 10/15/36	60	65,129
7.50%, 07/01/38	25	29,259
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	10	10,096
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	54	34,582
5.45%, 06/01/47 (Call 12/01/46)	40	26,293
5.60%, 04/01/44 (Call 10/01/43)	15	9,985
Enterprise Products Operating LLC
3.95%, 01/31/60 (Call 07/31/59)	15	15,217
4.20%, 01/31/50 (Call 07/31/49)	125	136,390
4.45%, 02/15/43 (Call 08/15/42)	84	92,570
4.80%, 02/01/49 (Call 08/01/48)	70	82,371
4.85%, 08/15/42 (Call 02/15/42)	208	240,352
4.85%, 03/15/44 (Call 09/15/43)	99	114,542
4.90%, 05/15/46 (Call 11/15/45)	25	29,059
4.95%, 10/15/54 (Call 04/15/54)	50	57,545
5.10%, 02/15/45 (Call 08/15/44)	229	272,817
5.70%, 02/15/42	60	75,271
5.95%, 02/01/41	87	111,467
6.13%, 10/15/39	60	77,842
6.45%, 09/01/40	85	114,142
7.55%, 04/15/38	41	56,970
Series D, 6.88%, 03/01/33	10	13,339
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	40	40,376
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	60,056
5.00%, 08/15/42 (Call 02/15/42)	55	61,700
5.00%, 03/01/43 (Call 09/01/42)	65	73,702
5.40%, 09/01/44 (Call 03/01/44)	65	77,279
5.50%, 03/01/44 (Call 09/01/43)	105	125,626
5.80%, 03/15/35	25	30,811
6.38%, 03/01/41	90	112,594
6.50%, 09/01/39	5	6,421
6.55%, 09/15/40	55	70,273
6.95%, 01/15/38	61	81,256
7.40%, 03/15/31	5	6,554
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	100	94,110
5.05%, 02/15/46 (Call 08/15/45)	50	59,022
5.20%, 03/01/48 (Call 09/01/47)	85	104,220
5.30%, 12/01/34 (Call 06/01/34)	95	114,997
5.55%, 06/01/45 (Call 12/01/44)	140	173,099
7.75%, 01/15/32	100	143,839
7.80%, 08/01/31	75	104,405
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	10	10,540

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.20%, 10/03/47 (Call 04/03/47)	$75	$80,104
4.25%, 09/15/46 (Call 03/15/46)	25	26,836
4.85%, 02/01/49 (Call 08/01/48)	55	64,868
5.15%, 10/15/43 (Call 04/15/43)	70	81,876
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	180	190,413
4.70%, 04/15/48 (Call 10/15/47)	80	85,537
5.20%, 03/01/47 (Call 09/01/46)	55	61,900
5.20%, 12/01/47 (Call 06/01/47)	65	72,192
5.50%, 02/15/49 (Call 08/15/48)	147	174,141
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	72,962
Northern Natural Gas Co., 4.30%, 01/15/49 (Call 07/15/48)(a)	5	5,899
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	53,900
4.95%, 07/13/47 (Call 01/06/47)	25	23,858
5.20%, 07/15/48 (Call 01/15/48)	100	98,164
6.00%, 06/15/35	10	11,074
6.35%, 01/15/31 (Call 10/15/30)	20	23,694
7.15%, 01/15/51 (Call 07/15/50)	35	42,482
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	115	123,810
6.20%, 09/15/43 (Call 03/15/43)	90	97,455
6.65%, 10/01/36	10	11,586
6.85%, 10/15/37	40	45,417
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	5	5,244
4.90%, 10/01/46 (Call 04/01/46)	95	102,537
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	5	4,359
4.70%, 06/15/44 (Call 12/15/43)	70	65,026
4.90%, 02/15/45 (Call 08/15/44)	100	95,500
5.15%, 06/01/42 (Call 12/01/41)	70	67,948
6.65%, 01/15/37	25	27,884
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	45	46,558
7.50%, 07/15/38(a)	25	26,632
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	65	74,318
4.83%, 05/01/48 (Call 11/01/47)(a)	5	5,895
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	5	5,471
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	60	68,948
5.95%, 09/25/43 (Call 03/25/43)	35	44,974
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	35	31,841
5.30%, 04/01/44 (Call 10/01/43)	70	66,029
5.35%, 05/15/45 (Call 11/15/44)	70	66,722
5.40%, 10/01/47 (Call 04/01/47)	109	106,133
6.10%, 02/15/42	30	31,652
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)(a)	80	80,910
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	100	106,956
7.00%, 07/15/32	5	6,634
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	215	258,866
4.75%, 05/15/38 (Call 11/15/37)	35	41,977
4.88%, 05/15/48 (Call 11/15/47)	90	115,396
5.00%, 10/16/43 (Call 04/16/43)	50	61,571

Security	Par (000)	Value

Pipelines (continued)
5.10%, 03/15/49 (Call 09/15/48)	$81	$107,984
5.60%, 03/31/34	50	63,826
5.85%, 03/15/36	30	39,866
6.10%, 06/01/40	10	13,666
6.20%, 10/15/37	30	40,411
7.25%, 08/15/38	65	96,524
7.63%, 01/15/39	84	129,709
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)(a)	40	43,339
4.45%, 08/01/42 (Call 02/01/42)	5	5,627
4.60%, 03/15/48 (Call 09/15/47)	85	100,252
5.40%, 08/15/41 (Call 02/15/41)	5	5,948
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	46	41,094
5.45%, 04/01/44 (Call 10/01/43)	50	46,289
5.50%, 08/15/48 (Call 02/15/48)	35	31,737
6.25%, 02/01/50 (Call 08/01/49)	75	75,064
Williams Companies Inc. (The)
3.50%, 11/15/30 (Call 08/15/30)	50	55,163
4.85%, 03/01/48 (Call 09/01/47)	80	93,054
4.90%, 01/15/45 (Call 07/15/44)	65	73,078
5.75%, 06/24/44 (Call 12/24/43)	75	89,610
5.80%, 11/15/43 (Call 05/15/43)	5	5,931
6.30%, 04/15/40	140	177,064
8.75%, 03/15/32	96	138,119

		9,760,909

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	60	71,752
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	32,313
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	75,332
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	50	61,856

		241,253

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(e)	200	288,306
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	148,484

		436,790

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	9,943
3.38%, 08/15/31 (Call 05/15/31)	95	107,893
4.00%, 02/01/50 (Call 08/01/49)	70	85,212
4.90%, 12/15/30 (Call 09/15/30)	40	51,000
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	45	48,816
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	75	77,522
3.70%, 10/15/49 (Call 04/15/49)	45	50,994
AvalonBay Communities Inc.
2.45%, 01/15/31 (Call 10/15/30)	115	123,021
3.90%, 10/15/46 (Call 04/15/46)	20	24,323
4.15%, 07/01/47 (Call 01/01/47)	20	25,098
4.35%, 04/15/48 (Call 10/15/47)	65	84,010
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	75	81,942
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	27,808
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	75	76,813
3.25%, 01/15/51 (Call 07/15/50)	85	88,250

51	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/49 (Call 05/15/49)	$15	$17,424
4.15%, 07/01/50 (Call 01/01/50)	5	5,954
4.75%, 05/15/47 (Call 11/15/46)	51	64,781
5.20%, 02/15/49 (Call 08/15/48)	80	108,305
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	10,802
Equinix Inc., 3.00%, 07/15/50 (Call 01/15/50)	50	51,078
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	24,617
4.50%, 07/01/44 (Call 01/01/44)	65	84,057
4.50%, 06/01/45 (Call 12/01/44)	45	58,485
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	85	90,285
4.50%, 03/15/48 (Call 09/15/47)	15	19,220
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	60	69,202
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	25	25,928
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(a)	5	5,737
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	10	10,677
6.75%, 02/01/41 (Call 08/01/40)	60	86,216
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	55	56,483
5.25%, 07/15/30 (Call 07/15/25)(a)	20	21,230
5.63%, 07/15/32 (Call 07/15/26)(a)	85	91,444
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	100	106,216
4.45%, 09/01/47 (Call 03/01/47)	30	32,912
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	45	39,792
4.80%, 10/15/48 (Call 04/25/48)	15	17,366
Prologis LP
3.00%, 04/15/50 (Call 10/15/49)	100	108,997
4.38%, 09/15/48 (Call 03/15/48)	5	6,820
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	15	16,707
4.65%, 03/15/47 (Call 09/15/46)	55	71,917
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	80	90,132
4.65%, 03/15/49 (Call 09/15/48)	10	11,603
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	15	14,234
4.25%, 10/01/44 (Call 04/01/44)	80	87,734
4.25%, 11/30/46 (Call 05/30/46)	30	33,041
4.75%, 03/15/42 (Call 09/15/41)	25	29,289
6.75%, 02/01/40 (Call 11/01/39)	101	143,143
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	91	99,820
3.10%, 11/01/34 (Call 08/01/34)	35	38,286
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	10,258
4.75%, 11/15/30 (Call 08/15/30)	30	34,089
5.70%, 09/30/43 (Call 03/30/43)	90	105,995
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	60	59,184
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)	5	5,082
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	10	10,185
4.95%, 09/01/48 (Call 03/01/48)	30	36,217

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.50%, 03/15/41 (Call 09/15/40)	$70	$92,519
Weyerhaeuser Co., 7.38%, 03/15/32	130	188,005

		3,354,113

Retail — 1.7%
Alimentation Couche-Tard Inc.
3.80%, 01/25/50 (Call 07/25/49)(a)	15	16,320
4.50%, 07/26/47 (Call 01/26/47)(a)	100	119,914
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)(d)	35	25,707
5.17%, 08/01/44 (Call 02/01/44)	65	44,511
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	135	139,117
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	35	33,495
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	75	90,603
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	25	27,603
3.30%, 04/15/40 (Call 10/15/39)	25	28,513
3.35%, 04/15/50 (Call 10/15/49)	200	229,320
3.50%, 09/15/56 (Call 03/15/56)	95	113,196
3.90%, 06/15/47 (Call 12/15/46)	127	155,635
4.20%, 04/01/43 (Call 10/01/42)	100	125,188
4.25%, 04/01/46 (Call 10/01/45)	135	172,407
4.40%, 03/15/45 (Call 09/15/44)	123	158,675
4.50%, 12/06/48 (Call 06/06/48)	50	66,862
4.88%, 02/15/44 (Call 08/15/43)	109	147,957
5.40%, 09/15/40 (Call 03/15/40)	56	79,862
5.88%, 12/16/36	218	326,424
5.95%, 04/01/41 (Call 10/01/40)	82	124,922
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	30	27,335
L Brands Inc.
6.75%, 07/01/36	60	61,222
6.88%, 11/01/35	95	97,279
6.95%, 03/01/33	35	31,781
7.60%, 07/15/37	25	23,096
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	123	139,409
4.05%, 05/03/47 (Call 11/03/46)	135	160,955
4.25%, 09/15/44 (Call 03/15/44)	55	65,590
4.38%, 09/15/45 (Call 03/15/45)	108	131,651
4.55%, 04/05/49 (Call 10/05/48)	10	12,776
4.65%, 04/15/42 (Call 10/15/41)	80	101,590
5.00%, 04/15/40 (Call 10/15/39)	15	19,924
5.13%, 04/15/50 (Call 10/15/49)	160	221,968
5.50%, 10/15/35	20	27,696
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	30	17,307
4.50%, 12/15/34 (Call 06/15/34)	32	18,990
5.13%, 01/15/42 (Call 07/15/41)	25	14,937
McDonald’s Corp.
3.63%, 05/01/43	35	38,830
3.63%, 09/01/49 (Call 03/01/49)	125	140,731
3.70%, 02/15/42	50	55,798
4.20%, 04/01/50 (Call 10/01/49)	90	110,041
4.45%, 03/01/47 (Call 09/01/46)	90	111,819
4.45%, 09/01/48 (Call 03/01/48)	55	68,680
4.60%, 05/26/45 (Call 11/26/44)	95	119,016
4.70%, 12/09/35 (Call 06/09/35)	109	139,468
4.88%, 07/15/40	35	45,563
4.88%, 12/09/45 (Call 06/09/45)	107	139,695
5.70%, 02/01/39	15	20,952
6.30%, 10/15/37	50	74,173

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.30%, 03/01/38	$65	$96,555
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	60	41,721
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	40	39,656
5.95%, 03/15/43	25	23,903
Ross Stores Inc., 5.45%, 04/15/50 (Call 10/15/49)	65	83,828
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	10	10,312
3.50%, 11/15/50 (Call 05/15/50)	70	74,061
3.75%, 12/01/47 (Call 06/01/47)	180	197,685
4.30%, 06/15/45 (Call 12/10/44)	30	35,053
4.45%, 08/15/49 (Call 02/15/49)	120	145,379
4.50%, 11/15/48 (Call 05/15/48)	10	12,218
Target Corp.
3.63%, 04/15/46	104	128,334
3.90%, 11/15/47 (Call 05/15/47)	95	123,220
4.00%, 07/01/42	126	161,784
6.35%, 11/01/32	65	96,990
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	80	101,970
Walgreen Co., 4.40%, 09/15/42	50	52,756
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	105	105,699
4.50%, 11/18/34 (Call 05/18/34)	36	41,199
4.65%, 06/01/46 (Call 12/01/45)	55	59,385
4.80%, 11/18/44 (Call 05/18/44)	106	116,094
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	50	55,520
3.63%, 12/15/47 (Call 06/15/47)	159	194,807
3.95%, 06/28/38 (Call 12/28/37)	140	175,248
4.00%, 04/11/43 (Call 10/11/42)	98	122,408
4.05%, 06/29/48 (Call 12/29/47)	197	255,976
4.30%, 04/22/44 (Call 10/22/43)	94	124,039
4.88%, 07/08/40	20	27,633
5.00%, 10/25/40	40	56,030
5.25%, 09/01/35	165	238,738
5.63%, 04/01/40	20	29,776
5.63%, 04/15/41	20	30,273
6.20%, 04/15/38	75	118,143
6.50%, 08/15/37	86	136,495
Yum! Brands Inc., 6.88%, 11/15/37	50	60,865

		7,838,256

Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	50	69,189
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	50	52,715
4.35%, 04/01/47 (Call 10/01/46)	67	90,455
5.10%, 10/01/35 (Call 04/01/35)	90	126,121
5.85%, 06/15/41	75	114,343
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	30	33,853
4.30%, 11/15/32 (Call 08/15/32)	230	264,337
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	90	96,542
3.25%, 11/15/49 (Call 05/15/49)	31	34,703
3.73%, 12/08/47 (Call 06/08/47)	215	256,106
4.00%, 12/15/32	85	106,937
4.10%, 05/19/46 (Call 11/19/45)	131	163,823
4.10%, 05/11/47 (Call 11/11/46)	85	106,854
4.25%, 12/15/42	30	37,660
4.60%, 03/25/40 (Call 09/25/39)	10	13,295

Security	Par (000)	Value

Semiconductors (continued)
4.75%, 03/25/50 (Call 09/25/49)	$240	$332,081
4.80%, 10/01/41	100	134,570
4.90%, 07/29/45 (Call 01/29/45)	5	6,888
4.95%, 03/25/60 (Call 09/25/59)	105	152,201
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	21,324
5.00%, 03/15/49 (Call 09/15/48)	80	107,972
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	120	126,919
3.13%, 06/15/60 (Call 12/15/59)	20	21,861
4.88%, 03/15/49 (Call 09/15/48)	75	107,605
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	130	149,769
3.50%, 04/01/50 (Call 10/01/49)	185	210,005
3.70%, 04/01/60 (Call 10/01/59)	10	11,692
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	25	28,187
4.30%, 05/20/47 (Call 11/20/46)	122	156,533
4.65%, 05/20/35 (Call 11/20/34)	70	94,552
4.80%, 05/20/45 (Call 11/20/44)	155	211,115
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	75,361
4.15%, 05/15/48 (Call 11/15/47)	165	217,404

		3,732,972
Software — 1.4%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	90	116,152
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	30	37,904
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	195	246,952
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	814	853,609
2.68%, 06/01/60 (Call 12/01/59)	489	513,973
3.45%, 08/08/36 (Call 02/08/36)	146	175,924
3.50%, 02/12/35 (Call 08/12/34)	125	154,139
3.50%, 11/15/42	5	6,030
3.70%, 08/08/46 (Call 02/08/46)	291	363,351
3.75%, 02/12/45 (Call 08/12/44)	5	6,259
3.95%, 08/08/56 (Call 02/08/56)	167	220,701
4.10%, 02/06/37 (Call 08/06/36)	175	226,490
4.20%, 11/03/35 (Call 05/03/35)	90	118,554
4.25%, 02/06/47 (Call 08/06/46)	35	47,740
4.45%, 11/03/45 (Call 05/03/45)	15	20,834
4.50%, 10/01/40	10	13,646
4.50%, 02/06/57 (Call 08/06/56)	55	78,709
5.20%, 06/01/39	50	73,042
5.30%, 02/08/41	40	60,009
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	40	41,900
3.88%, 02/15/31 (Call 06/01/25)(a)	85	90,197
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	160	181,011
3.60%, 04/01/50 (Call 10/01/49)	288	322,448
3.80%, 11/15/37 (Call 05/15/37)	168	194,729
3.85%, 07/15/36 (Call 01/15/36)	115	136,109
3.85%, 04/01/60 (Call 10/01/59)	305	353,733
3.90%, 05/15/35 (Call 11/15/34)	105	127,952
4.00%, 07/15/46 (Call 01/15/46)	259	304,297
4.00%, 11/15/47 (Call 05/15/47)	201	237,315
4.13%, 05/15/45 (Call 11/15/44)	155	184,785
4.30%, 07/08/34 (Call 01/08/34)	160	199,526

53	2020 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.38%, 05/15/55 (Call 11/15/54)	$130	$163,843
4.50%, 07/08/44 (Call 01/08/44)	71	88,686
5.38%, 07/15/40	154	211,819
6.13%, 07/08/39	94	138,751
6.50%, 04/15/38	111	170,180

		6,481,299

Telecommunications — 3.9%
America Movil SAB de CV
4.38%, 07/16/42	30	37,062
6.13%, 11/15/37	25	35,783
6.13%, 03/30/40	349	508,141
6.38%, 03/01/35	95	139,108
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	185	196,912
3.10%, 02/01/43 (Call 08/01/42)	250	249,177
3.30%, 02/01/52 (Call 08/01/51)	10	9,913
3.50%, 06/01/41 (Call 12/01/40)	245	259,521
3.50%, 02/01/61 (Call 08/01/60)	250	248,730
3.65%, 06/01/51 (Call 12/01/50)	210	221,728
3.85%, 06/01/60 (Call 12/01/59)	310	329,028
4.30%, 12/15/42 (Call 06/15/42)	210	239,996
4.35%, 06/15/45 (Call 12/15/44)	230	264,242
4.50%, 05/15/35 (Call 11/15/34)	295	351,723
4.50%, 03/09/48 (Call 09/09/47)	265	311,719
4.55%, 03/09/49 (Call 09/09/48)	211	249,695
4.65%, 06/01/44 (Call 12/01/43)	75	87,163
4.75%, 05/15/46 (Call 11/15/45)	200	239,700
4.80%, 06/15/44 (Call 12/15/43)	170	204,899
4.85%, 03/01/39 (Call 09/01/38)	130	158,766
4.85%, 07/15/45 (Call 01/15/45)	71	85,232
4.90%, 08/15/37 (Call 02/14/37)	115	142,277
4.90%, 06/15/42	55	66,796
5.15%, 03/15/42	85	106,540
5.15%, 11/15/46 (Call 05/15/46)	130	163,147
5.15%, 02/15/50 (Call 08/14/49)	135	172,943
5.25%, 03/01/37 (Call 09/01/36)	200	252,414
5.30%, 08/15/58 (Call 02/14/58)	40	52,376
5.35%, 09/01/40	155	198,831
5.35%, 12/15/43	75	95,017
5.38%, 10/15/41	10	12,502
5.45%, 03/01/47 (Call 09/01/46)	105	137,751
5.55%, 08/15/41	35	44,953
5.65%, 02/15/47 (Call 08/15/46)	135	177,471
5.70%, 03/01/57 (Call 09/01/56)	85	116,556
6.00%, 08/15/40 (Call 05/15/40)	150	202,009
6.10%, 07/15/40	25	33,208
6.25%, 03/29/41	40	55,037
6.30%, 01/15/38	26	36,206
6.35%, 03/15/40	5	6,919
6.38%, 03/01/41	100	141,367
6.50%, 09/01/37	50	70,823
6.55%, 02/15/39	100	139,151
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	100	124,910
4.46%, 04/01/48 (Call 10/01/47)	110	140,744
British Telecommunications PLC, 9.63%, 12/15/30	260	423,012
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	57,572
Series U, 7.65%, 03/15/42	35	40,408

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
5.50%, 01/15/40	$175	$257,887
5.90%, 02/15/39	170	257,139
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	5	5,717
4.38%, 11/15/57 (Call 05/15/57)	70	84,143
4.70%, 03/15/37	25	29,546
4.75%, 03/15/42	85	105,858
5.35%, 11/15/48 (Call 05/15/48)	40	53,454
5.45%, 11/15/79 (Call 05/15/79)	10	12,704
5.75%, 08/15/40	111	149,113
5.85%, 11/15/68 (Call 05/15/68)	41	53,906
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	167,349
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	85	142,820
Embarq Corp., 8.00%, 06/01/36	112	134,238
Juniper Networks Inc., 5.95%, 03/15/41	76	95,492
Koninklijke KPN NV, 8.38%, 10/01/30	30	43,928
Motorola Solutions Inc., 5.50%, 09/01/44	61	71,238
Nokia OYJ, 6.63%, 05/15/39	40	51,196
Orange SA
5.38%, 01/13/42	109	153,853
5.50%, 02/06/44 (Call 08/06/43)	75	109,417
9.00%, 03/01/31	190	311,448
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	106	120,782
4.30%, 02/15/48 (Call 08/15/47)	70	85,911
4.35%, 05/01/49 (Call 11/01/48)	93	115,787
4.50%, 03/15/43 (Call 09/15/42)	95	116,376
5.00%, 03/15/44 (Call 09/15/43)	70	91,769
5.45%, 10/01/43 (Call 04/01/43)	35	48,851
7.50%, 08/15/38	25	38,516
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	109	115,023
Sprint Capital Corp., 8.75%, 03/15/32	160	241,309
Telecom Italia Capital SA
6.00%, 09/30/34	75	90,751
6.38%, 11/15/33	75	92,893
7.20%, 07/18/36	85	111,355
7.72%, 06/04/38	83	115,777
Telefonica Emisiones SA
4.90%, 03/06/48	155	183,889
5.21%, 03/08/47	205	246,730
5.52%, 03/01/49 (Call 09/01/48)	5	6,291
7.05%, 06/20/36	230	333,693
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	140	169,232
4.60%, 11/16/48 (Call 05/16/48)	5	6,339
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)(a)	40	41,804
4.38%, 04/15/40 (Call 10/15/39)(a)	175	210,639
4.50%, 04/15/50 (Call 10/15/49)(a)	260	317,530
U.S. Cellular Corp., 6.70%, 12/15/33	40	51,818
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	140	166,543
4.00%, 03/22/50 (Call 09/22/49)	120	150,490
4.13%, 08/15/46	90	110,769
4.27%, 01/15/36	105	128,744
4.40%, 11/01/34 (Call 05/01/34)	185	231,537
4.50%, 08/10/33	176	222,980
4.52%, 09/15/48	392	515,829

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.67%, 03/15/55	$65	$89,145
4.75%, 11/01/41	62	82,623
4.81%, 03/15/39	290	382,954
4.86%, 08/21/46	260	351,975
5.01%, 04/15/49	254	355,938
5.01%, 08/21/54	35	50,609
5.25%, 03/16/37	290	392,991
5.50%, 03/16/47	105	153,959
6.55%, 09/15/43	132	212,472
7.75%, 12/01/30	35	54,287
Vodafone Group PLC
4.25%, 09/17/50	205	239,448
4.38%, 02/19/43	138	160,902
4.88%, 06/19/49	75	93,664
5.00%, 05/30/38	210	264,529
5.13%, 06/19/59	50	63,162
5.25%, 05/30/48	85	111,058
6.15%, 02/27/37	160	226,051
6.25%, 11/30/32	43	58,852

		17,754,200

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.35%, 03/15/40	70	82,656
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	30	27,309
6.20%, 10/01/40	25	23,376

		133,341

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	11,073
3.55%, 02/15/50 (Call 08/15/49)	55	65,234
3.90%, 08/01/46 (Call 02/01/46)	70	86,696
4.05%, 06/15/48 (Call 12/15/47)	55	69,879
4.13%, 06/15/47 (Call 12/15/46)	40	51,072
4.15%, 04/01/45 (Call 10/01/44)	45	56,971
4.15%, 12/15/48 (Call 06/15/48)	116	150,271
4.38%, 09/01/42 (Call 03/01/42)	55	70,397
4.40%, 03/15/42 (Call 09/15/41)	5	6,377
4.45%, 03/15/43 (Call 09/15/42)	74	96,244
4.55%, 09/01/44 (Call 03/01/44)	90	119,003
4.70%, 09/01/45 (Call 03/01/45)	10	13,611
4.90%, 04/01/44 (Call 10/01/43)	109	149,903
4.95%, 09/15/41 (Call 03/15/41)	5	6,793
5.05%, 03/01/41 (Call 09/01/40)	30	41,050
5.15%, 09/01/43 (Call 03/01/43)	105	148,378
5.40%, 06/01/41 (Call 12/01/40)	85	120,238
5.75%, 05/01/40 (Call 11/01/39)	155	225,026
6.15%, 05/01/37	40	59,824
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	40	40,038
3.20%, 08/02/46 (Call 02/02/46)	25	28,672
3.65%, 02/03/48 (Call 08/03/47)	65	79,019
4.45%, 01/20/49 (Call 07/20/48)	55	74,774
6.20%, 06/01/36	65	97,951
6.25%, 08/01/34	10	15,246
6.38%, 11/15/37	83	128,405
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	90	119,003
4.80%, 08/01/45 (Call 02/01/45)	45	61,467
5.95%, 05/15/37	31	45,004

Security	Par (000)	Value

Transportation (continued)
6.13%, 09/15/2115 (Call 03/15/2115)	$68	$104,152
7.13%, 10/15/31	71	105,049
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	120	135,077
3.80%, 11/01/46 (Call 05/01/46)	78	90,534
3.80%, 04/15/50 (Call 10/15/49)	15	18,103
3.95%, 05/01/50 (Call 11/01/49)	135	165,374
4.10%, 03/15/44 (Call 09/15/43)	58	71,300
4.25%, 11/01/66 (Call 05/01/66)	90	111,693
4.30%, 03/01/48 (Call 09/01/47)	50	63,631
4.40%, 03/01/43 (Call 09/01/42)	36	44,136
4.50%, 03/15/49 (Call 09/15/48)	5	6,537
4.50%, 08/01/54 (Call 02/01/54)	40	52,602
4.75%, 05/30/42 (Call 11/30/41)	75	95,971
4.75%, 11/15/48 (Call 05/15/48)	5	6,702
5.50%, 04/15/41 (Call 10/15/40)	35	47,726
6.00%, 10/01/36	71	98,405
6.15%, 05/01/37	30	42,140
6.22%, 04/30/40	40	58,838
FedEx Corp.
3.88%, 08/01/42	15	16,087
3.90%, 02/01/35	111	127,350
4.05%, 02/15/48 (Call 08/15/47)	80	89,730
4.10%, 04/15/43	40	44,226
4.10%, 02/01/45	65	72,957
4.40%, 01/15/47 (Call 07/15/46)	117	134,713
4.55%, 04/01/46 (Call 10/01/45)	106	125,529
4.75%, 11/15/45 (Call 05/15/45)	68	82,717
4.90%, 01/15/34	25	32,115
4.95%, 10/17/48 (Call 04/17/48)	55	69,094
5.10%, 01/15/44	178	224,533
5.25%, 05/15/50 (Call 11/15/49)	5	6,629
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(e)	200	194,430
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	50	51,602
4.20%, 11/15/69 (Call 05/15/69)	36	37,128
4.30%, 05/15/43 (Call 11/15/42)	80	85,698
4.70%, 05/01/48 (Call 11/01/47)	65	72,079
4.95%, 08/15/45 (Call 02/15/45)	15	16,207
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(e)	106	132,117
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	10	10,610
3.16%, 05/15/55 (Call 11/15/54)(a)	103	108,202
3.94%, 11/01/47 (Call 05/01/47)	129	153,990
3.95%, 10/01/42 (Call 04/01/42)	86	102,073
4.05%, 08/15/52 (Call 02/15/52)	105	127,408
4.10%, 05/15/49 (Call 11/15/48)	80	98,690
4.65%, 01/15/46 (Call 07/15/45)	50	65,304
4.84%, 10/01/41	40	52,416
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	37,516
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	15	16,608
3.35%, 08/15/46 (Call 02/15/46)	15	16,653
3.38%, 02/01/35 (Call 08/01/34)	110	127,743
3.55%, 08/15/39 (Call 02/15/39)	50	58,741
3.60%, 09/15/37 (Call 03/15/37)	121	138,065
3.75%, 02/05/70 (Call 08/05/69)	55	62,310
3.80%, 10/01/51 (Call 04/01/51)	69	83,440
3.84%, 03/20/60 (Call 09/20/59)	147	172,903
3.88%, 02/01/55 (Call 08/01/54)	30	35,827

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.00%, 04/15/47 (Call 10/15/46)	$110	$134,334
4.05%, 11/15/45 (Call 05/15/45)	55	66,590
4.05%, 03/01/46 (Call 09/01/45)	45	54,790
4.10%, 09/15/67 (Call 03/15/67)	90	108,131
4.15%, 01/15/45 (Call 07/15/44)	5	6,086
4.30%, 03/01/49 (Call 09/01/48)	65	83,571
4.38%, 09/10/38 (Call 03/10/38)	50	62,258
4.38%, 11/15/65 (Call 05/15/65)	89	112,536
4.50%, 09/10/48 (Call 03/10/48)	5	6,629
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	55	62,253
3.40%, 09/01/49 (Call 03/01/49)	5	5,682
3.63%, 10/01/42	70	81,153
3.75%, 11/15/47 (Call 05/15/47)	137	164,623
4.25%, 03/15/49 (Call 09/15/48)	15	19,388
4.88%, 11/15/40 (Call 05/15/40)	75	98,978
5.30%, 04/01/50 (Call 10/01/49)	115	169,578
6.20%, 01/15/38	101	152,702
XPO CNW Inc., 6.70%, 05/01/34	50	53,150

		8,081,461

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	70	87,392

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	45,848
3.75%, 09/01/47 (Call 03/01/47)	95	112,157
4.00%, 12/01/46 (Call 06/01/46)	5	6,050
4.15%, 06/01/49 (Call 12/01/48)	5	6,270
4.20%, 09/01/48 (Call 03/01/48)	60	75,774
4.30%, 12/01/42 (Call 06/01/42)	45	55,790
4.30%, 09/01/45 (Call 03/01/45)	60	75,163
6.59%, 10/15/37	70	105,571
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	60	64,998
4.28%, 05/01/49 (Call 11/01/48)	45	56,653

		604,274

Total Corporate Bonds & Notes — 53.8% (Cost: $226,131,370)		246,940,383

Foreign Government Obligations(h)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(e)	200	165,110

Argentina — 0.2%
Argentine Republic Government International Bond
3.75%, 12/31/38(i)	75	30,716
6.88%, 01/11/48(i)	400	172,528
7.13%, 07/06/36(i)	150	66,244
7.13%, 06/28/2117(i)	190	81,909
7.63%, 04/22/46(i)	150	65,470
8.28%, 12/31/33(i)	140	73,285
Series NY, 3.75%, 12/31/38(d)(i)	325	140,312
Series NY, 8.28%, 12/31/33(d)(i)	224	117,466

		747,930

Bahrain — 0.0%
Bahrain Government International Bond, 6.00%, 09/19/44(e)	200	198,740

Security	Par (000)	Value

Belarus — 0.0%
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(a)	$200	$186,542

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45(d)	200	208,918
5.63%, 01/07/41	450	506,700
5.63%, 02/21/47	200	225,110
7.13%, 01/20/37	200	257,340
8.25%, 01/20/34	100	138,285

		1,336,353

Chile — 0.2%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)	200	212,074
3.50%, 01/25/50 (Call 07/25/49)	200	235,940
3.63%, 10/30/42	150	177,533
3.86%, 06/21/47	200	247,238

		872,785

China — 0.0%
China Government International Bond, 2.75%, 12/03/39(e)	200	214,328

Colombia — 0.4%
Colombia Government International Bond
3.13%, 04/15/31 (Call 01/15/31)	400	414,940
4.13%, 05/15/51 (Call 11/15/50)	200	214,808
5.00%, 06/15/45 (Call 12/15/44)	400	479,828
5.63%, 02/26/44 (Call 08/26/43)	200	254,988
6.13%, 01/18/41	200	263,552
7.38%, 09/18/37	100	143,585

		1,771,701

Costa Rica — 0.1%
Costa Rica Government International Bond
6.13%, 02/19/31(e)	200	186,390
7.00%, 04/04/44(e)	200	185,296

		371,686

Dominican Republic — 0.1%
Dominican Republic International Bond
5.88%, 01/30/60(e)	150	144,324
6.40%, 06/05/49(e)	150	152,949
6.85%, 01/27/45(e)	100	106,656
7.45%, 04/30/44(e)	200	227,434

		631,363

Egypt — 0.2%
Egypt Government International Bond
6.88%, 04/30/40(e)	100	96,890
7.05%, 01/15/32(e)	200	199,292
8.50%, 01/31/47(e)	200	205,524
8.70%, 03/01/49(e)	200	205,946
8.88%, 05/29/50(e)	200	208,780

		916,432

El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(e)	200	172,692
7.65%, 06/15/35(e)	150	141,723
8.25%, 04/10/32(e)	60	58,805

		373,220

Ghana — 0.1%
Ghana Government International Bond
7.88%, 02/11/35(e)	200	183,230
8.13%, 03/26/32(e)	200	191,098

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
10.75%, 10/14/30(e)	$200	$246,122

		620,450

Guatemala — 0.1%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(e)	200	247,826

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	178,172

Indonesia — 0.6%
Indonesia Government International Bond
4.20%, 10/15/50	200	237,702
4.35%, 01/11/48	400	477,072
4.45%, 04/15/70	200	248,282
4.63%, 04/15/43(e)	200	242,050
5.13%, 01/15/45(e)	200	260,146
5.25%, 01/17/42(e)	200	260,578
5.25%, 01/08/47(e)	200	266,812
6.63%, 02/17/37(e)	100	143,559
7.75%, 01/17/38(e)	100	158,286
8.50%, 10/12/35(e)	230	375,533
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(a)	200	217,830

		2,887,850

Israel — 0.3%
Israel Government AID Bond, 5.50%, 09/18/33	40	59,819
Israel Government International Bond
3.88%, 07/03/50	200	239,212
4.50%, 01/30/43	200	261,570
State of Israel
3.38%, 01/15/50	200	221,260
3.80%, 05/13/60(e)	400	474,704

		1,256,565

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	250	261,670
5.38%, 06/15/33	141	177,231

		438,901

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 12/30/20)(e)(g)	83	81,148

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	264,082

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(e)	200	272,428

Kenya — 0.0%
Kenya Government International Bond, 8.00%, 05/22/32(e)	200	205,560

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(e)(i)	50	8,349

Mexico — 0.7%
Mexico Government International Bond
4.35%, 01/15/47	200	214,746
4.50%, 01/31/50 (Call 07/31/49)	200	219,368
4.60%, 01/23/46	200	221,824
4.60%, 02/10/48	200	220,150

Security	Par (000)	Value

Mexico (continued)
4.75%, 04/27/32 (Call 01/27/32)	$400	$459,516
4.75%, 03/08/44	500	564,395
5.00%, 04/27/51 (Call 10/27/50)	200	231,442
5.55%, 01/21/45	250	311,955
5.75%, 10/12/2110	180	221,009
6.05%, 01/11/40	200	258,230
6.75%, 09/27/34	160	219,258
8.30%, 08/15/31	75	110,287

		3,252,180

Morocco — 0.1%
Morocco Government International Bond, 5.50%, 12/11/42(e)	200	257,024

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(e)	200	190,986
7.88%, 02/16/32(e)	400	404,936

		595,922

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(e)	200	178,282
6.75%, 01/17/48(e)	200	179,478

		357,760

Panama — 0.3%
Panama Government International Bond
4.30%, 04/29/53	200	254,064
4.50%, 05/15/47	200	258,160
4.50%, 04/16/50 (Call 10/16/49)	200	258,818
6.70%, 01/26/36	300	446,025

		1,217,067

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(e)	200	268,476

Peru — 0.1%
Peruvian Government International Bond
5.63%, 11/18/50	150	248,937
6.55%, 03/14/37	100	155,916
8.75%, 11/21/33	127	216,409

		621,262

Philippines — 0.3%
Philippine Government International Bond
2.95%, 05/05/45	200	213,222
3.70%, 02/02/42	200	233,268
3.95%, 01/20/40	300	355,389
6.38%, 01/15/32	165	233,237
6.38%, 10/23/34	100	146,555
7.75%, 01/14/31	100	152,392

		1,334,063

Qatar — 0.5%
Qatar Government International Bond
4.40%, 04/16/50(e)	600	782,448
4.63%, 06/02/46(e)	400	535,556
4.82%, 03/14/49(e)	400	551,720
5.10%, 04/23/48(e)	400	568,332

		2,438,056

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(a)	400	401,388
5.13%, 06/15/48(e)	100	119,010

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Romania (continued)
6.13%, 01/22/44(e)	$100	$132,640

		653,038

Russia — 0.3%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(e)	400	499,160
5.25%, 06/23/47(e)	400	546,548
5.63%, 04/04/42(e)	200	273,016
5.88%, 09/16/43(e)	200	284,758

		1,603,482

Saudi Arabia — 0.6%
Saudi Government International Bond
2.75%, 02/03/32(e)	200	208,296
3.25%, 10/22/30(e)	200	217,120
3.75%, 01/21/55(e)	200	219,128
4.50%, 10/26/46(e)	400	484,420
4.50%, 04/22/60(e)	300	375,165
4.63%, 10/04/47(e)	417	514,466
5.00%, 04/17/49(e)	200	261,918
5.25%, 01/16/50(e)	200	272,060

		2,552,573

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(e)	200	206,178

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	169,226
5.38%, 07/24/44	200	177,844
5.75%, 09/30/49	200	179,182
6.25%, 03/08/41	100	99,999

		626,251

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	274,764

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	143,455
Inter-American Development Bank
3.20%, 08/07/42	50	64,359
3.88%, 10/28/41	30	42,203
4.38%, 01/24/44	35	53,475
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	102,846

		406,338

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	155,904
5.75%, 05/11/47	400	328,476
6.00%, 01/14/41	300	260,187
6.63%, 02/17/45	200	179,978
6.75%, 05/30/40	100	93,083
6.88%, 03/17/36	235	226,705
7.25%, 03/05/38	50	49,535
8.00%, 02/14/34	100	105,621

		1,399,489

Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(a)(d)	200	200,388
7.38%, 09/25/32(e)	200	202,928

		403,316

Security	Par (000)	Value

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.13%, 09/30/49(e)	$400	$432,772
3.88%, 04/16/50(e)	400	490,728
4.13%, 10/11/47(e)	200	254,028

		1,177,528

Uruguay — 0.3%
Uruguay Government International Bond
4.98%, 04/20/55	200	276,758
5.10%, 06/18/50	350	485,912
7.63%, 03/21/36	200	315,628
7.88%, 01/15/33(d)	90	141,173

		1,219,471

Venezuela — 0.0%
Venezuela Government International Bond
9.38%, 01/13/34(i)	70	5,149
11.95%, 08/05/31(e)(i)	250	18,448

		23,597

Total Foreign Government Obligations — 7.6% (Cost: $32,987,218)		35,135,356

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District
RB BAB, 4.84%, 01/01/41	50	68,043

California — 1.0%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	85,686
Series S-1, 7.04%, 04/01/50	50	90,447
Series S-3, 6.91%, 10/01/50	175	326,079
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	150	158,811
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	174,693
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	76,360
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(d)	50	90,845
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	141,480
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	82,412
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	50	74,180
Series A, 6.60%, 07/01/50	100	173,471
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	207,970
Regents of the University of California Medical Center Pooled RB, 3.26%, 05/15/60 (Call 11/15/59)	65	72,088
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	242,851
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	162,973
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	78,478
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	127,508

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	$100	$120,129
State of California GO BAB
7.30%, 10/01/39	185	307,770
7.50%, 04/01/34	120	198,570
7.55%, 04/01/39	200	351,706
7.60%, 11/01/40	420	767,231
7.95%, 03/01/36 (Call 10/01/20)	0	10
University of California RB, Series AQ, 4.77%, 05/15/2115	150	211,063
University of California RB BAB, 5.77%, 05/15/43	50	72,918

		4,395,729

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	33,006

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	100	139,106

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	50	74,509

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	94	138,876
Project M, Series 2010-A, 6.66%, 04/01/57	50	75,948

		214,824

Illinois — 0.2%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	200	268,342
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	80,360
State of Illinois GO, 5.10%, 06/01/33(d)	625	632,919
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	115,465

		1,097,086

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	71,820

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL
2.66%, 09/01/39	100	107,499
Series E, 5.46%, 12/01/39	100	143,130
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	35,609
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	71,051

		357,289
Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	107,819
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	100	101,658

		209,477

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	115,833

New Jersey — 0.2%
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	166,465
Series F, 7.41%, 01/01/40	200	341,684

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	$50	$64,572
Series C, 6.10%, 12/15/28 (PR 12/15/20)	75	76,226

		648,947

New York — 0.5%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	200	282,022
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	243,247
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	70,996
5.57%, 11/01/38	150	218,063
New York City Water & Sewer System RB BAB, 5.72%, 06/15/42	150	234,120
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	109,117
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	134,039
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	78,130
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	70,039
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	180	247,185
Series 174, 4.46%, 10/01/62	250	327,272
Series 181, 4.96%, 08/01/46	50	67,692
Series 192, 4.81%, 10/15/65	100	136,898

		2,218,820

Ohio — 0.1%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	201,454
Series E, 6.27%, 02/15/50	50	70,612
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	109,247
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	141,161
Ohio Water Development Authority Water Pollution Control
Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,182

		551,656

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	143,448

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County
Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	59,328

Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	65,039
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	35,495
5.81%, 02/01/41	50	75,240
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	50	78,949
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	44,033
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	41,085

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas/Fort Worth International Airport RB, Class C, 2.92%, 11/01/50	$100	$99,257
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	157,066
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	87,721
State of Texas GO BAB
5.52%, 04/01/39	100	147,491
Series A, 4.68%, 04/01/40	100	137,053
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	109,641
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	50,567
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	75	94,870
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	204,045

		1,427,552

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117
(Call 03/01/2117)	45	59,198

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	70,813

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	28,041

Total Municipal Debt Obligations — 2.6% (Cost: $10,676,802)		11,984,525

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.5%
Federal National Mortgage Association, Series 2019-M4,
Class A2, 3.61%, 02/25/31	300	359,035
FHLMC Multifamily Structured Pass Through Certificates
Series K-1512, Class A2, 2.99%, 05/25/31	90	105,815
Series K-1514, Class A2, 2.86%, 10/25/34	1,000	1,153,812
Freddie Mac Multifamily Structured Pass Through Certificates, Series 158, Class A2, 3.90%, 12/25/30(b)	375	458,432

		2,077,094

U.S. Government Agency Obligations — 0.8%
Federal Home Loan Banks, 5.50%, 07/15/36	150	233,975
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	586,582
6.75%, 03/15/31	450	703,152
Federal National Mortgage Association
6.63%, 11/15/30	200	307,324
7.25%, 05/15/30	330	519,354
Tennessee Valley Authority
3.50%, 12/15/42	50	63,227
5.25%, 09/15/39	65	98,740
5.38%, 04/01/56	500	831,435
7.13%, 05/01/30	225	346,243
Series B, 4.70%, 07/15/33	40	55,339

		3,745,371

U.S. Government Obligations — 33.2%
U.S. Treasury Note/Bond
1.13%, 05/15/40	4,850	4,782,555
1.13%, 08/15/40	530	520,477

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 05/15/50(d)	$10,200	$9,690,000
1.38%, 08/15/50	1,300	1,275,625
2.00%, 02/15/50	5,900	6,685,437
2.25%, 08/15/46	3,960	4,673,419
2.25%, 08/15/49	3,930	4,680,998
2.38%, 11/15/49	4,260	5,209,847
2.50%, 02/15/45	2,600	3,196,375
2.50%, 02/15/46	2,095	2,584,052
2.50%, 05/15/46	3,750	4,629,492
2.75%, 08/15/42	1,800	2,301,750
2.75%, 11/15/42	325	415,289
2.75%, 08/15/47	3,550	4,610,008
2.75%, 11/15/47	3,500	4,550,547
2.88%, 05/15/43	2,650	3,452,867
2.88%, 08/15/45	5,075	6,661,730
2.88%, 11/15/46	1,150	1,519,797
2.88%, 05/15/49	1,200	1,608,938
3.00%, 11/15/44	1,200	1,601,438
3.00%, 05/15/45	3,975	5,316,562
3.00%, 11/15/45	2,600	3,489,688
3.00%, 02/15/47	1,450	1,960,898
3.00%, 05/15/47	740	1,001,775
3.00%, 02/15/48	7,250	9,856,602
3.00%, 08/15/48	3,560	4,856,062
3.00%, 02/15/49	2,055	2,812,460
3.13%, 11/15/41	600	809,250
3.13%, 02/15/42	800	1,081,625
3.13%, 02/15/43	500	676,250
3.13%, 08/15/44	1,050	1,427,344
3.13%, 05/15/48	2,885	4,013,305
3.38%, 05/15/44	1,450	2,044,273
3.50%, 02/15/39	790	1,106,864
3.63%, 08/15/43	2,950	4,296,859
3.63%, 02/15/44	2,350	3,428,430
3.75%, 11/15/43	2,300	3,411,188
3.88%, 08/15/40	1,150	1,700,023
4.25%, 05/15/39	1,200	1,837,688
4.25%, 11/15/40	1,000	1,550,781
4.38%, 02/15/38	700	1,076,359
4.38%, 11/15/39	1,530	2,385,366
4.38%, 05/15/40	2,595	4,066,852
4.38%, 05/15/41	840	1,326,806
4.50%, 05/15/38	700	1,092,328
4.50%, 08/15/39	1,825	2,879,793
4.63%, 02/15/40	1,800	2,893,500
4.75%, 02/15/37	475	747,902
4.75%, 02/15/41	1,000	1,647,500
5.00%, 05/15/37	500	810,313
5.38%, 02/15/31	1,525	2,247,945

		152,503,232

Total U.S. Government & Agency Obligations — 34.5% (Cost: $137,369,309)		158,325,697

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(j)(k)(l)	14,735	$14,735,217

Total Short-Term Investments — 3.2% (Cost: $14,735,217)		14,735,217

Total Investments in Securities — 101.7% (Cost: $421,899,916)		467,121,178

Other Assets, Less Liabilities — (1.7)%		(7,854,832)

Net Assets — 100.0%		$459,266,346

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Zero-coupon bond.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL
Agency Shares	$7,628,652	$7,106,565	(a)	$—	$—	$—	$14,735,217	14,735	$17,756	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$246,940,383	$—	$246,940,383
Foreign Government Obligations	—	35,135,356	—	35,135,356
Municipal Debt Obligations	—	11,984,525	—	11,984,525
U.S. Government & Agency Obligations	—	158,325,697	—	158,325,697
Money Market Funds	14,735,217	—	—	14,735,217

	$14,735,217	$452,385,961	$—	$467,121,178

See notes to financial statements.

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2020

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$130,577,228	$452,385,961
Affiliated(c)	26,034,844	14,735,217
Cash	—	8,936
Receivables:
Investments sold	2,147,573	1,859,008
Securities lending income — Affiliated	171	1,625
TBA sales commitments	1,458,240	—
Capital shares sold	58,622	548,741
Dividends	9,310	354
Interest	660,032	3,793,028

Total assets	160,946,020	473,332,870

LIABILITIES
Bank overdraft	5,713	—
Collateral on securities loaned, at value	620,080	11,053,217
TBA sales commitments, at value(d)	1,458,416	—
Payables:
Investments purchased	27,626,179	2,990,050
Investment advisory fees	4,665	23,257

Total liabilities	29,715,053	14,066,524

NET ASSETS	$131,230,967	$459,266,346

NET ASSETS CONSIST OF:
Paid-in capital	$124,651,148	$404,453,605
Accumulated earnings	6,579,819	54,812,741

NET ASSETS	$131,230,967	$459,266,346

Shares outstanding	2,500,000	6,050,000

Net asset value	$52.49	$75.91

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$601,017	$10,887,621
(b) Investments, at cost — Unaffiliated	$124,915,933	$407,164,699
(c) Investments, at cost — Affiliated	$26,021,051	$14,735,217
(d) Proceeds from TBA sales commitments	$1,458,240	$—

See notes to financial statements

F I N A N C I A L S T A T E M E N T S	62

Statements of Operations (unaudited)

Six Months Ended August 31, 2020

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$86,613	$2,909
Interest — Unaffiliated	1,318,303	5,857,171
Securities lending income — Affiliated — net	2,024	14,847
Other income — Unaffiliated	1,096	11,174

Total investment income	1,408,036	5,886,101

EXPENSES
Investment advisory fees	37,055	114,581
Miscellaneous	264	—

Total expenses	37,319	114,581

Less:
Investment advisory fees waived	(10,492)	—

Total expenses after fees waived	26,827	114,581

Net investment income	1,381,209	5,771,520

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	798,613	3,581,637
Investments — Affiliated	(3,453)	—
In-kind redemptions — Unaffiliated	—	6,165,778

Net realized gain	795,160	9,747,415

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,285,045	(2,058,224)
Investments — Affiliated	7,003	—

Net change in unrealized appreciation (depreciation)	1,292,048	(2,058,224)

Net realized and unrealized gain	2,087,208	7,689,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,468,417	$13,460,711

See notes to financial statements.

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,381,209	$2,495,258	$5,771,520	$10,577,397
Net realized gain	795,160	561,017	9,747,415	5,389,694
Net change in unrealized appreciation (depreciation)	1,292,048	4,631,772	(2,058,224)	57,001,313

Net increase in net assets resulting from operations	3,468,417	7,688,047	13,460,711	72,968,404

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,511,873)	(2,342,031)	(5,687,748)	(10,383,479)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,422,613	55,318,607	93,885,332	67,238,098

NET ASSETS
Total increase in net assets	12,379,157	60,664,623	101,658,295	129,823,023
Beginning of period	118,851,810	58,187,187	357,608,051	227,785,028

End of period	$131,230,967	$118,851,810	$459,266,346	$357,608,051

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	64

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Six Months Ended 08/31/20 (unaudited	)	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Period From 11/01/16 to 02/28/17	(a)

Net asset value, beginning of period	$51.67		$48.49	$48.16	$49.20	$50.00

Net investment income(b)	0.58		1.49	1.54	1.24	0.40
Net realized and unrealized gain (loss)(c)	0.88		3.15	0.25	(0.88)	(0.91)

Net increase (decrease) from investment operations	1.46		4.64	1.79	0.36	(0.51)

Distributions(d)
From net investment income	(0.64)		(1.46)	(1.46)	(1.35)	(0.29)
Return of capital	—		—	—	(0.05)	—

Total distributions	(0.64)		(1.46)	(1.46)	(1.40)	(0.29)

Net asset value, end of period	$52.49		$51.67	$48.49	$48.16	$49.20

Total Return
Based on net asset value	2.86	%(e)	9.72%	3.81%	0.70%	(1.01	)%(e)

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06%	0.07%	0.08	%(f)

Total expenses after fees waived	0.04	%(f)	0.05%	0.04%	0.05%	0.06	%(f)

Net investment income	2.24	%(f)	2.97%	3.22%	2.51%	2.53	%(f)

Supplemental Data
Net assets, end of period (000)	$131,231		$118,852	$58,187	$38,526	$24,602

Portfolio turnover rate(g)(h)	211	%(e)	377%	481%	504%	108	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$73.73		$59.94	$61.20	$61.86	$60.60	$64.40

Net investment income(a)	1.13		2.37	2.39	2.39	2.41	2.44
Net realized and unrealized gain (loss)(b)	2.18		13.77	(1.21)	(0.49)	1.27	(3.78)

Net increase (decrease) from investment operations	3.31		16.14	1.18	1.90	3.68	(1.34)

Distributions(c)
From net investment income	(1.13)		(2.35)	(2.44)	(2.56)	(2.42)	(2.46)

Total distributions	(1.13)		(2.35)	(2.44)	(2.56)	(2.42)	(2.46)

Net asset value, end of period	$75.91		$73.73	$59.94	$61.20	$61.86	$60.60

Total Return
Based on net asset value	4.56	%(d)	27.44%	2.04%	3.03%	6.08%	(1.98)%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.06%	0.07%	0.10%	0.12%

Net investment income	3.02	%(e)	3.54%	4.01%	3.79%	3.81%	4.01%

Supplemental Data
Net assets, end of period (000)	$459,266		$357,608	$227,785	$272,332	$160,824	$157,560

Portfolio turnover rate(f)	8	%(d)	9%	10%	11%	8%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	66

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy

N O T E S T O F I N A N C I A L S T A T E M E N T S	68

Notes to Financial Statements (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$9,988	$9,988		$—	$—
Citigroup Global Markets Inc.	26,295	26,295		—	—
Goldman Sachs & Co.	406,832	406,832		—	—
JPMorgan Securities LLC	67,790	67,790		—	—
Morgan Stanley & Co. LLC	76,665	76,665		—	—
RBC Capital Markets LLC	4,096	4,096		—	—
Scotia Capital (USA) Inc.	9,351	9,351		—	—

	$601,017	$601,017		$—	$—

Core 10+ Year USD Bond
BofA Securities, Inc.	$39,215	$39,215		$—	$—
Citigroup Global Markets Inc.	86,484	86,484		—	—
Credit Suisse Securities (USA) LLC	65,216	65,216		—	—
Deutsche Bank Securities Inc.	9,593,100	9,593,100		—	—
JPMorgan Securities LLC	478,959	478,959		—	—
Morgan Stanley & Co. LLC	9,060	9,060		—	—
Nomura Securities International Inc.	174,555	174,555		—	—
UBS AG	207,217	207,217		—	—
Wells Fargo Securities LLC	233,815	233,815		—	—

	$10,887,621	$10,887,621		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

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Notes to Financial Statements (unaudited) (continued)

costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$555
Core 10+ Year USD Bond	4,064

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core 5-10 Year USD Bond	$—	$4,663	$(576)
Core 10+ Year USD Bond	193,094	223,607	(267,412)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$249,515,192	$248,445,856	$10,989,802	$8,435,108
Core 10+ Year USD Bond	7,058,469	22,685,123	31,395,174	8,158,222

N O T E S T O F I N A N C I A L S T A T E M E N T S	70

Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$5,300,200	$—
Core 10+ Year USD Bond	140,374,670	55,923,731

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 29, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core 5-10 Year USD Bond	$2,942
Core 10+ Year USD Bond	1,082,989

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$150,950,555	$6,032,163	$(370,646)	$5,661,517
Core 10+ Year USD Bond	421,977,653	48,438,974	(3,295,449)	45,143,525

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

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Notes to Financial Statements (unaudited) (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/20		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

Core 5-10 Year USD Bond
Shares sold	200,000	$10,422,613	1,100,000	$55,318,607

Core 10+ Year USD Bond
Shares sold	2,000,000	$150,764,121	1,550,000	$102,408,529
Shares redeemed	(800,000)	(56,878,789)	(500,000)	(35,170,431)

Net increase	1,200,000	$93,885,332	1,050,000	$67,238,098

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

N O T E S T O F I N A N C I A L S T A T E M E N T S	72

Notes to Financial Statements (unaudited) (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	74

Board Review and Approval of Investment Advisory Contract (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 10+ Year USD Bond(a)	$1.122064	$—	$0.010836	$1.132900	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	76

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

PJSC	Public Joint Stock Company

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	78

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-203-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.63%	21.94%

U.S. small cap equities (Russell 2000® Index)	6.57	6.02

International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13

Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.94%	6.37%	4.26%	3.56%	6.37%	23.22%	41.93%
Fund Market	3.00	6.30	4.28	3.53	6.30	23.32	41.50
Index	2.98	6.47	4.33	3.65	6.47	23.60	43.14

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,029.40	$0.20		$1,000.00	$1,025.00	$0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	67.3%
Corporate Bonds & Notes	28.7
Foreign Government Obligations	2.9
Collaterized Mortgage Obligations	1.3
Municipal Debt Obligations	0.7
Asset-Backed Securities	0.0(b)
TBA Sales Commitments	(0.9)

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	69.5%
Aa	3.2
A	11.9
Baa	14.2
Ba	0.5
Not Rated	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	4

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
GM Financial Automobile Leasing Trust
Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 02/20/23)	$6,970	$7,023,087
Series 2020-2, Class A4, 1.01%, 07/22/24 (Call 02/20/23)	3,480	3,523,786

Total Asset-Backed Securities — 0.0% (Cost: $10,448,619)		10,546,873

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	2,360	2,546,293
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	5,000	5,999,007
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	16,873,321
Series 2020, Class A5, 2.65%, 01/15/63	6,500	7,069,478
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	24,665,065
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	20,881,951
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	9,655,232
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	10,883,267
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	17,283,144
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	12,317,802
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	8,200,631
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	7,324,721
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	12,282,052
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	20,352,036
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	23,252,848
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	23,032,458
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,869,892
Series 2014-GC25, Class AA, 3.37%, 10/10/47	8,410	8,807,685
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,690,695
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	9,913	10,303,820
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	19,498,897
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	12,377,697
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	15,809,927
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	23,294,982
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	15,041,234
Series 2013-CR12, Class A4, 4.05%, 10/10/46	8,900	9,675,975
Series 2014, Class A3, 3.33%, 11/10/47	7,000	7,524,855
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	3,072,660
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,960,592
Series 2014-UBS2, Class A4, 3.69%, 03/10/47	10,000	10,828,904
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	10,589,217
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	14,057,363
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	14,071,373
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	3,265,698
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	18,898,556
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,981,971
Series 2015-DC1, Class C, 4.45%, 02/10/48(a)	3,000	2,299,584
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	17,168,613
Series 2015-LC23, Class A2, 3.22%, 10/10/48	14,817	14,832,831
Series 2015-PC1, Class A2, 3.15%, 07/10/50	1,671	1,707,940

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-PC1, Class A5, 3.90%, 07/10/50	$3,650	$4,065,600
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,994,892
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	4,483,437
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	10,942,547
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	19,534,039
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,799,541
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	31,434,976
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	11,035,926
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	1,083,926
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,547,872
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	5,230,074
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,916,783
Series 2014-GC24, Class A4, 3.67%, 09/10/47	20,000	21,589,274
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	6,601,823
Series 2015-GC32, Class A2, 3.06%, 07/10/48	203	203,336
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	11,161,701
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	14,355,424
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,483,489
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,936,602
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,623,467
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	10,648,368
Series 2014-C24, Class A5, 3.64%, 11/15/47	16,995	18,574,073
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	4,007,658
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,819,219
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	5,000	5,245,171
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	1,600	1,727,549
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	8,166	8,713,842
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	5,426,792
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	2,050,943
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	8,072,442
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	18,964,609
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	18,204,321
Series 2016-C32, Class A3, 3.46%, 12/15/49	10,040	11,204,133
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,911,320
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	13,514,498
Series 2018, Class A3, 4.14%, 10/15/51	21,700	25,644,864
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	810,856
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	8,732,736
Series 2019-L3, Class AS, 3.49%, 11/15/52	720	790,403
UBS Commercial Mortgage Trust, Series 2018-C08,
Class A4, 3.98%, 02/15/51	18,150	21,098,508
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,833,584
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,740,631
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	26,890,179
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	16,467,402
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	14,760	15,457,090
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	9,269,370
Series 2015-LC22, Class A4, 3.84%, 09/15/58	5,000	5,613,401

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-SG1, Class A4, 3.79%, 09/15/48	$11,147	$12,326,288
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	6,906,954
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	358	358,706
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,190,018
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	28,028,199
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	12,140,296
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,903,061

		1,043,562,480

Total Collaterized Mortgage Obligations — 1.3% (Cost: $981,734,998)		1,043,562,480

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	2,343	2,423,927
3.75%, 02/15/23	1,193	1,274,828
4.20%, 04/15/24	1,547	1,714,710
4.65%, 10/01/28 (Call 07/01/28)	351	413,387
4.75%, 03/30/30 (Call 12/30/29)	860	1,035,535
5.40%, 10/01/48 (Call 04/01/48)	1,620	1,914,905
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,190	4,327,809
4.20%, 06/01/30 (Call 03/01/30)	1,361	1,588,546
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	4,933	5,558,060
3.63%, 05/01/22	3,567	3,749,737
3.65%, 11/01/24 (Call 08/01/24)	864	956,716
WPP Finance 2010
3.63%, 09/07/22	1,642	1,724,511
3.75%, 09/19/24	5,586	6,124,099

		32,806,770

Aerospace & Defense — 0.6%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,496	1,486,964
2.13%, 03/01/22 (Call 02/01/22)	2,740	2,755,207
2.25%, 06/15/26 (Call 03/15/26)	2,224	2,191,040
2.35%, 10/30/21	922	930,132
2.60%, 10/30/25 (Call 07/30/25)	2,698	2,687,748
2.70%, 05/01/22	2,012	2,051,214
2.70%, 02/01/27 (Call 12/01/26)	4,015	3,893,908
2.80%, 03/01/23 (Call 02/01/23)	2,435	2,482,653
2.80%, 03/01/24 (Call 02/01/24)	1,602	1,629,650
2.80%, 03/01/27 (Call 12/01/26)	1,750	1,710,450
2.85%, 10/30/24 (Call 07/30/24)	3,426	3,476,259
2.95%, 02/01/30 (Call 11/01/29)	3,840	3,760,320
3.10%, 05/01/26 (Call 03/01/26)	3,635	3,632,601
3.20%, 03/01/29 (Call 12/01/28)	2,400	2,373,384
3.25%, 03/01/28 (Call 12/01/27)	1,328	1,316,353
3.25%, 02/01/35 (Call 11/01/34)	2,690	2,464,551
3.38%, 06/15/46 (Call 12/15/45)	856	724,056
3.45%, 11/01/28 (Call 08/01/28)	4,423	4,431,713
3.50%, 03/01/39 (Call 09/01/38)	1,284	1,153,289
3.55%, 03/01/38 (Call 09/01/37)	1,780	1,589,914
3.60%, 05/01/34 (Call 02/01/34)	2,185	2,114,556
3.63%, 03/01/48 (Call 09/01/47)	670	579,456
3.65%, 03/01/47 (Call 09/01/46)	1,690	1,466,785
3.75%, 02/01/50 (Call 08/01/49)	5,446	4,889,909

Security	Par (000)	Value

Aerospace & Defense (continued)
3.83%, 03/01/59 (Call 09/01/58)	$1,166	$993,689
3.85%, 11/01/48 (Call 05/01/48)	1,824	1,622,904
3.90%, 05/01/49 (Call 11/01/48)	2,731	2,520,522
3.95%, 08/01/59 (Call 02/01/59)	3,160	2,921,167
4.51%, 05/01/23 (Call 04/01/23)	454	479,129
4.88%, 05/01/25 (Call 04/01/25)	10,827	11,784,756
5.04%, 05/01/27 (Call 03/01/27)	12,517	13,797,364
5.15%, 05/01/30 (Call 02/01/30)	11,135	12,480,999
5.71%, 05/01/40 (Call 11/01/39)	5,339	6,170,870
5.81%, 05/01/50 (Call 11/01/49)	16,020	19,223,519
5.88%, 02/15/40	2,586	2,921,896
5.93%, 05/01/60 (Call 11/01/59)	11,352	13,936,056
6.13%, 02/15/33	788	939,154
6.63%, 02/15/38	465	563,380
6.88%, 03/15/39	1,150	1,420,031
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	2,501	2,603,991
2.13%, 08/15/26 (Call 05/15/26)	3,788	4,074,486
2.25%, 11/15/22 (Call 08/15/22)	1,683	1,745,709
2.38%, 11/15/24 (Call 09/15/24)	381	408,055
2.63%, 11/15/27 (Call 08/15/27)	1,975	2,161,104
3.25%, 04/01/25 (Call 03/01/25)	1,451	1,613,730
3.38%, 05/15/23 (Call 04/15/23)	2,713	2,920,572
3.50%, 05/15/25 (Call 03/15/25)	4,060	4,566,241
3.50%, 04/01/27 (Call 02/01/27)	300	343,584
3.60%, 11/15/42 (Call 05/14/42)	428	503,080
3.63%, 04/01/30 (Call 01/01/30)	3,677	4,367,945
3.75%, 05/15/28 (Call 02/15/28)	3,937	4,626,762
4.25%, 04/01/40 (Call 10/01/39)	4,278	5,400,975
4.25%, 04/01/50 (Call 10/01/49)	2,815	3,686,693
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	3,993	4,298,944
4.70%, 08/15/25 (Call 05/15/25)	2,253	2,506,868
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	3,714	3,982,151
5.87%, 02/23/22	100	105,881
5.90%, 02/01/27	50	56,472
5.95%, 02/01/37	120	136,270
6.75%, 01/15/28	300	347,049
6.88%, 05/01/25 (Call 04/01/25)	6,344	7,207,165
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	1,265	1,389,096
3.83%, 04/27/25 (Call 01/27/25)	1,976	2,221,498
3.85%, 06/15/23 (Call 05/15/23)	3,863	4,197,304
3.85%, 12/15/26 (Call 09/15/26)	2,424	2,793,248
3.95%, 05/28/24 (Call 02/28/24)	1,165	1,281,582
4.40%, 06/15/28 (Call 03/15/28)	7,397	8,850,782
4.85%, 04/27/35 (Call 10/27/34)	1,698	2,224,737
5.05%, 04/27/45 (Call 10/27/44)	475	636,785
6.15%, 12/15/40	1,080	1,578,928
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	815	846,133
2.80%, 06/15/50 (Call 12/15/49)	2,399	2,535,431
2.90%, 03/01/25 (Call 12/01/24)	2,882	3,154,349
3.10%, 01/15/23 (Call 11/15/22)	1,672	1,771,584
3.35%, 09/15/21	1,400	1,444,324
3.55%, 01/15/26 (Call 10/15/25)	5,688	6,501,953
3.60%, 03/01/35 (Call 09/01/34)	4,100	4,905,322
3.80%, 03/01/45 (Call 09/01/44)	3,100	3,785,410
4.07%, 12/15/42	5,302	6,703,637

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.09%, 09/15/52 (Call 03/15/52)	$4,812	$6,275,955
4.50%, 05/15/36 (Call 11/15/35)	2,500	3,237,800
4.70%, 05/15/46 (Call 11/15/45)	5,333	7,281,998
5.72%, 06/01/40	627	931,051
Series B, 6.15%, 09/01/36	1,340	1,990,985
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	5,612	5,863,530
2.93%, 01/15/25 (Call 11/15/24)	6,111	6,672,662
3.20%, 02/01/27 (Call 11/01/26)	1,785	2,014,819
3.25%, 08/01/23	2,201	2,383,199
3.25%, 01/15/28 (Call 10/15/27)	5,447	6,163,989
3.85%, 04/15/45 (Call 10/15/44)	3,534	4,190,299
4.03%, 10/15/47 (Call 04/15/47)	6,582	8,059,067
4.40%, 05/01/30 (Call 02/01/30)	5,263	6,509,436
4.75%, 06/01/43	3,013	3,934,797
5.05%, 11/15/40	707	949,169
5.15%, 05/01/40 (Call 11/01/39)	2,760	3,764,999
5.25%, 05/01/50 (Call 11/01/49)	3,595	5,184,421
Northrop Grumman Systems Corp., 7.75%, 02/15/31	935	1,429,952
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	4,115	4,361,571
2.50%, 12/15/22 (Call 09/15/22)(b)	3,930	4,090,108
2.65%, 11/01/26 (Call 08/01/26)	25	27,668
2.80%, 03/15/22 (Call 02/15/22)(b)	3,846	3,976,456
3.13%, 05/04/27 (Call 02/04/27)	4,588	5,087,358
3.13%, 07/01/50 (Call 01/01/50)	2,520	2,710,814
3.20%, 03/15/24 (Call 01/15/24)(b)	4,440	4,797,464
3.50%, 03/15/27 (Call 12/15/26)(b)	5,037	5,703,647
3.70%, 12/15/23 (Call 09/15/23)(b)	2,248	2,454,344
3.75%, 11/01/46 (Call 05/01/46)	5,699	6,594,142
3.95%, 08/16/25 (Call 06/16/25)	3,618	4,137,364
4.05%, 05/04/47 (Call 11/04/46)	3,207	3,879,027
4.13%, 11/16/28 (Call 08/16/28)	5,934	7,064,961
4.15%, 05/15/45 (Call 11/16/44)	5,823	7,059,980
4.35%, 04/15/47 (Call 10/15/46)(b)	1,284	1,589,284
4.45%, 11/16/38 (Call 05/16/38)	2,495	3,076,834
4.50%, 06/01/42	10,997	13,949,694
4.63%, 11/16/48 (Call 05/16/48)	3,961	5,223,054
4.70%, 12/15/41(b)	1,618	2,029,134
4.80%, 12/15/43 (Call 06/15/43)(b)	2,963	3,762,506
4.88%, 10/15/40(b)	366	470,709
5.40%, 05/01/35	1,208	1,655,479
5.70%, 04/15/40	3,574	5,023,650
6.05%, 06/01/36	1,021	1,447,247
6.13%, 07/15/38	3,756	5,487,366
6.70%, 08/01/28	755	1,026,339
7.20%, 08/15/27(b)	1,780	2,426,603
7.50%, 09/15/29	1,250	1,836,550

		449,840,859

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,906	2,025,011
2.63%, 09/16/26 (Call 06/16/26)	3,507	3,778,582
2.85%, 08/09/22	6,805	7,102,923
2.95%, 05/02/23	1,118	1,182,911
3.40%, 05/06/30 (Call 02/06/30)	3,225	3,556,401
3.49%, 02/14/22	1,318	1,375,056
3.80%, 02/14/24 (Call 01/14/24)	2,951	3,238,398
3.88%, 09/16/46 (Call 03/16/46)	4,978	5,187,424
4.00%, 01/31/24	5,306	5,869,869

Security	Par (000)	Value

Agriculture (continued)
4.25%, 08/09/42	$2,554	$2,746,010
4.40%, 02/14/26 (Call 12/14/25)	2,127	2,463,810
4.45%, 05/06/50 (Call 11/06/49)	1,790	2,054,437
4.50%, 05/02/43	4,796	5,316,462
4.80%, 02/14/29 (Call 11/14/28)	5,866	7,015,267
5.38%, 01/31/44	7,924	9,826,552
5.80%, 02/14/39 (Call 08/14/38)	7,505	9,593,792
5.95%, 02/14/49 (Call 08/14/48)	6,984	9,462,203
6.20%, 02/14/59 (Call 08/14/58)	1,174	1,609,120
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	4,932	5,377,508
2.75%, 03/27/25 (Call 02/27/25)	170	185,409
3.25%, 03/27/30 (Call 12/27/29)	2,030	2,335,779
3.38%, 03/15/22 (Call 02/15/22)	2,361	2,464,152
3.75%, 09/15/47 (Call 03/15/47)	874	1,094,161
4.02%, 04/16/43	1,274	1,604,004
4.50%, 03/15/49 (Call 09/15/48)	3,419	4,823,423
4.54%, 03/26/42	1,354	1,805,667
5.38%, 09/15/35	309	450,843
5.77%, 03/01/41(c)	1,498	2,252,138
5.94%, 10/01/32	87	127,237
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	4,512	4,690,043
2.79%, 09/06/24 (Call 08/06/24)	3,221	3,429,399
3.22%, 08/15/24 (Call 06/15/24)	5,085	5,483,206
3.22%, 09/06/26 (Call 07/06/26)	4,595	4,978,958
3.46%, 09/06/29 (Call 06/06/29)	6,945	7,546,923
3.56%, 08/15/27 (Call 05/15/27)	7,016	7,651,088
4.39%, 08/15/37 (Call 02/15/37)	6,714	7,326,787
4.54%, 08/15/47 (Call 02/15/47)	7,400	8,035,438
4.70%, 04/02/27 (Call 02/02/27)	609	706,093
4.76%, 09/06/49 (Call 03/06/49)	4,855	5,444,348
4.91%, 04/02/30 (Call 01/02/30)	3,352	3,993,070
5.28%, 04/02/50 (Call 02/02/49)	2,425	2,907,866
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	3,969	4,128,435
3.25%, 08/15/26 (Call 05/15/26)	2,522	2,719,296
3.75%, 09/25/27 (Call 06/25/27)	2,205	2,395,975
4.35%, 03/15/24 (Call 02/15/24)	4,905	5,396,040
Philip Morris International Inc.
1.13%, 05/01/23	735	747,782
1.50%, 05/01/25 (Call 04/01/25)	1,660	1,717,270
2.10%, 05/01/30 (Call 02/01/30)	528	547,879
2.13%, 05/10/23 (Call 03/10/23)	2,362	2,459,244
2.38%, 08/17/22 (Call 07/17/22)	4,598	4,768,402
2.50%, 08/22/22	2,475	2,580,781
2.50%, 11/02/22 (Call 10/02/22)	3,186	3,325,133
2.63%, 02/18/22 (Call 01/18/22)	1,784	1,839,036
2.63%, 03/06/23	762	802,500
2.75%, 02/25/26 (Call 11/25/25)	2,477	2,723,263
2.88%, 05/01/24 (Call 04/01/24)	2,668	2,878,132
2.90%, 11/15/21	2,722	2,804,259
3.13%, 08/17/27 (Call 05/17/27)	2,010	2,251,260
3.13%, 03/02/28 (Call 12/02/27)	3,553	3,983,055
3.25%, 11/10/24	2,376	2,634,224
3.38%, 08/11/25 (Call 05/11/25)	1,616	1,806,413
3.38%, 08/15/29 (Call 05/15/29)	2,763	3,155,512
3.60%, 11/15/23	1,929	2,113,933
3.88%, 08/21/42	2,473	2,832,698
4.13%, 03/04/43	924	1,092,436

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44	$5,177	$6,306,621
4.38%, 11/15/41	2,290	2,820,158
4.50%, 03/20/42	3,378	4,158,115
4.88%, 11/15/43	2,845	3,689,140
6.38%, 05/16/38	4,591	6,885,536
Reynolds American Inc.
4.00%, 06/12/22	3,746	3,969,674
4.45%, 06/12/25 (Call 03/12/25)	9,431	10,736,439
4.85%, 09/15/23	681	760,874
5.70%, 08/15/35 (Call 02/15/35)	507	627,732
5.85%, 08/15/45 (Call 02/12/45)	7,983	9,904,508
6.15%, 09/15/43	1,233	1,552,914
7.25%, 06/15/37	2,089	2,796,335

		284,028,772

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 10/01/26	2,754	2,270,514
Series 2015-1, Class A, 3.38%, 11/01/28	5,186	4,313,210
Series 2015-2, Class AA, 3.60%, 09/22/27	729	685,606
Series 2016-1, Class AA, 3.58%, 01/15/28	591	567,767
Series 2016-3, Class AA, 3.00%, 10/15/28(d)	323	299,373
Series 2017-1, Class AA, 3.65%, 02/15/29	3,585	3,408,459
Series 2017-2, Class AA, 3.35%, 10/15/29	734	682,056
Series 2019-1, Class AA, 3.15%, 02/15/32	958	895,216
Continental Airlines Inc. Pass Through Trust
Series 2007-1, Class A, 5.98%, 04/19/22	117	110,177
Series 2012-1, Class A, 4.15%, 04/11/24	2,032	1,897,154
Series 2012-2, Class A, 4.00%, 10/29/24	217	201,925
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 06/10/28	5,000	4,844,900
JetBlue 2019-1 Pass Through Trust, Series AA, Class AA, 2.75%, 05/15/32	943	900,980
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,341	2,198,503
2.75%, 11/16/22 (Call 10/16/22)	2,515	2,577,422
3.00%, 11/15/26 (Call 08/15/26)	53	53,315
3.45%, 11/16/27 (Call 08/16/27)	2,259	2,255,182
4.75%, 05/04/23	6,835	7,280,847
5.13%, 06/15/27 (Call 04/15/27)	7,705	8,348,830
5.25%, 05/04/25 (Call 04/04/25)	3,879	4,224,464
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	1,321	1,126,056
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	442	362,678
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26	3,338	3,012,783
Series 2014-2, Class A, 3.75%, 09/03/26	3,384	3,085,840
Series 2016-1, Class AA, 3.10%, 07/07/28	2,438	2,359,551
Series 2016-2, Class AA, 2.88%, 04/07/30	1,041	968,661
Series 2018-1, Class AA, 3.50%, 03/01/30	1,997	1,868,051
Series AA, Class 2019-2, 2.70%, 05/01/32	1,461	1,337,239

		62,136,759

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,078	2,168,621
2.38%, 11/01/26 (Call 08/01/26)	268	292,455
2.40%, 03/27/25 (Call 02/27/25)	7,335	7,910,137
2.75%, 03/27/27 (Call 01/27/27)	5,635	6,255,470
2.85%, 03/27/30 (Call 12/27/29)	5,770	6,446,128

Security	Par (000)	Value

Apparel (continued)
3.25%, 03/27/40 (Call 09/27/39)	$6,641	$7,490,716
3.38%, 11/01/46 (Call 05/01/46)	3,250	3,687,190
3.38%, 03/27/50 (Call 09/27/49)	1,407	1,617,009
3.63%, 05/01/43 (Call 11/01/42)	1,140	1,346,215
3.88%, 11/01/45 (Call 05/01/45)	3,455	4,194,301
Ralph Lauren Corp.
1.70%, 06/15/22	500	509,510
2.95%, 06/15/30 (Call 03/15/30)	1,260	1,306,834
3.75%, 09/15/25 (Call 07/15/25)	3,691	4,142,963
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,529	1,531,416
4.13%, 07/15/27 (Call 04/15/27)	3,115	3,035,443
4.25%, 04/01/25 (Call 01/01/25)	3,009	3,063,162
VF Corp.
2.05%, 04/23/22	98	100,485
2.40%, 04/23/25 (Call 03/23/25)	3,116	3,312,838
2.80%, 04/23/27 (Call 02/23/27)	2,586	2,793,061
2.95%, 04/23/30 (Call 01/23/30)	2,067	2,254,746

		63,458,700

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.88%, 07/07/23	185	186,519
1.70%, 09/09/21	2,246	2,275,265
1.95%, 05/20/22	664	680,812
1.95%, 05/10/23	2,824	2,927,132
2.05%, 01/10/23	1,838	1,904,628
2.15%, 09/10/24	1,614	1,701,737
2.20%, 06/27/22	2,858	2,948,427
2.30%, 09/09/26	1,405	1,504,839
2.35%, 01/08/27	3,517	3,759,638
2.40%, 06/27/24	2,213	2,345,116
2.60%, 11/16/22	2,431	2,542,559
2.90%, 02/16/24	2,640	2,833,169
3.38%, 12/10/21	2,962	3,071,713
3.45%, 07/14/23	3,989	4,309,756
3.50%, 02/15/28	2,525	2,915,087
3.55%, 01/12/24	4,278	4,681,501
3.63%, 10/10/23	3,230	3,525,222
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	200	200,494
1.50%, 09/01/30 (Call 06/01/30)	300	298,431
2.60%, 09/01/50 (Call 03/01/50)	400	395,740
3.65%, 10/01/23 (Call 07/01/23)	3,376	3,687,301
4.88%, 10/01/43 (Call 04/01/43)	700	946,652
Daimler Finance North America LLC, 8.50%, 01/18/31	5,891	9,049,519
General Motors Co.
4.00%, 04/01/25	1,200	1,296,396
4.20%, 10/01/27 (Call 07/01/27)	1,587	1,694,361
4.88%, 10/02/23	5,624	6,140,283
5.00%, 10/01/28 (Call 07/01/28)	2,572	2,871,921
5.00%, 04/01/35	2,643	2,873,602
5.15%, 04/01/38 (Call 10/01/37)	2,758	2,928,665
5.20%, 04/01/45	3,852	4,155,307
5.40%, 10/02/23	2,296	2,545,437
5.40%, 04/01/48 (Call 10/01/47)	3,349	3,645,788
5.95%, 04/01/49 (Call 10/01/48)	2,612	3,067,428
6.13%, 10/01/25 (Call 09/01/25)	4,439	5,213,117
6.25%, 10/02/43	5,289	6,180,673
6.60%, 04/01/36 (Call 10/01/35)	4,578	5,459,494
6.75%, 04/01/46 (Call 10/01/45)	1,802	2,173,410

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.80%, 10/01/27 (Call 08/01/27)	$2,750	$3,365,120
General Motors Financial Co. Inc.
1.70%, 08/18/23	150	150,914
2.75%, 06/20/25 (Call 05/20/25)	7,827	8,084,978
2.90%, 02/26/25 (Call 01/26/25)	5,540	5,748,969
3.15%, 06/30/22 (Call 05/30/22)	6,492	6,678,580
3.25%, 01/05/23 (Call 12/05/22)	7,268	7,542,367
3.45%, 01/14/22 (Call 12/14/21)	8,638	8,860,688
3.45%, 04/10/22 (Call 02/10/22)	6,231	6,405,593
3.50%, 11/07/24 (Call 09/07/24)	4,150	4,400,287
3.55%, 07/08/22	1,934	2,007,144
3.60%, 06/21/30 (Call 03/21/30)	7,235	7,544,007
3.70%, 05/09/23 (Call 03/09/23)	5,548	5,815,469
3.85%, 01/05/28 (Call 10/05/27)	3,189	3,357,411
3.95%, 04/13/24 (Call 02/13/24)	2,681	2,863,522
4.00%, 01/15/25 (Call 10/15/24)	909	978,084
4.00%, 10/06/26 (Call 07/06/26)	3,298	3,587,597
4.15%, 06/19/23 (Call 05/19/23)	3,143	3,348,049
4.20%, 11/06/21	1,702	1,759,034
4.25%, 05/15/23	130	138,871
4.30%, 07/13/25 (Call 04/13/25)	2,065	2,255,723
4.35%, 04/09/25 (Call 02/09/25)	1,335	1,460,757
4.35%, 01/17/27 (Call 10/17/26)	4,475	4,861,640
4.38%, 09/25/21	2,180	2,253,313
5.10%, 01/17/24 (Call 12/17/23)	5,005	5,498,743
5.20%, 03/20/23	10,407	11,361,426
5.25%, 03/01/26 (Call 12/01/25)	1,915	2,177,355
5.65%, 01/17/29 (Call 10/17/28)	2,179	2,549,909
PACCAR Financial Corp.
0.80%, 06/08/23	568	574,299
1.80%, 02/06/25	931	976,545
1.90%, 02/07/23	950	983,098
2.00%, 09/26/22	376	388,291
2.15%, 08/15/24	1,058	1,122,009
2.30%, 08/10/22	1,500	1,555,725
2.65%, 05/10/22	1,714	1,781,634
2.65%, 04/06/23	50	52,856
2.85%, 03/01/22	780	809,390
3.40%, 08/09/23	670	727,580
Toyota Motor Corp.
2.16%, 07/02/22	2,573	2,656,648
2.36%, 07/02/24	2,068	2,205,439
2.76%, 07/02/29	927	1,039,297
3.42%, 07/20/23	3,387	3,667,308
3.67%, 07/20/28	939	1,110,846
Toyota Motor Credit Corp.
0.45%, 07/22/22	280	280,372
0.50%, 08/14/23	100	100,221
1.15%, 05/26/22	1,267	1,284,548
1.15%, 08/13/27	60	60,051
1.35%, 08/25/23	1,067	1,094,955
1.80%, 10/07/21	1,343	1,364,542
1.80%, 02/13/25	2,253	2,357,269
2.00%, 10/07/24	1,211	1,275,558
2.15%, 09/08/22	2,817	2,914,806
2.15%, 02/13/30	2,457	2,609,334
2.25%, 10/18/23	2,902	3,055,545
2.60%, 01/11/22	3,343	3,445,196
2.63%, 01/10/23	1,970	2,069,190
2.65%, 04/12/22	7,237	7,503,611

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 01/11/23	$1,660	$1,747,299
2.80%, 07/13/22	898	938,266
2.90%, 03/30/23	5,310	5,641,928
2.90%, 04/17/24	1,124	1,212,537
3.00%, 04/01/25	2,587	2,845,234
3.05%, 01/11/28	1,587	1,787,359
3.20%, 01/11/27	2,507	2,823,308
3.30%, 01/12/22	3,759	3,908,947
3.35%, 01/08/24	2,752	2,999,983
3.38%, 04/01/30	715	835,349
3.40%, 09/15/21	2,857	2,948,110
3.40%, 04/14/25	3,275	3,669,179
3.45%, 09/20/23	4,423	4,816,559
3.65%, 01/08/29	5,515	6,557,280

		315,790,190

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3,346	3,689,132
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	2,571	2,973,542
4.35%, 03/15/29 (Call 12/15/28)	760	854,232
4.40%, 10/01/46 (Call 04/01/46)	1,050	1,022,711
5.40%, 03/15/49 (Call 09/15/48)	1,457	1,597,062
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	1,855	1,967,784
4.38%, 03/15/45 (Call 09/15/44)	1,655	1,808,402
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	200	202,806
3.80%, 09/15/27 (Call 06/15/27)	3,450	3,685,911
4.25%, 05/15/29 (Call 02/15/29)	2,265	2,389,756
5.25%, 05/15/49 (Call 11/15/48)	739	794,196
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	330	349,067
3.63%, 06/15/24 (Call 03/15/24)	3,850	4,256,560
4.15%, 10/01/25 (Call 07/01/25)	1,532	1,752,041

		27,343,202

Banks — 5.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	4,417	4,582,284
2.55%, 11/23/21	3,025	3,108,066
2.63%, 05/19/22	1,623	1,686,800
2.63%, 11/09/22	1,508	1,582,782
3.70%, 11/16/25	3,125	3,598,906
Banco Santander SA
2.71%, 06/27/24	6,405	6,822,222
2.75%, 05/28/25	5,868	6,235,102
3.13%, 02/23/23	5,597	5,891,458
3.31%, 06/27/29	3,049	3,333,014
3.49%, 05/28/30	4,710	5,162,631
3.50%, 04/11/22	4,691	4,885,114
3.80%, 02/23/28	551	607,246
3.85%, 04/12/23	2,083	2,236,955
4.25%, 04/11/27	4,445	5,053,209
4.38%, 04/12/28	1,866	2,134,182
5.18%, 11/19/25	5,725	6,524,267
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,150	1,167,848
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	250	249,070
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(a)	11,350	11,495,280

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.49%, 05/19/24 (Call 05/19/23)(a)	$192	$196,552
1.90%, 07/23/31 (Call 07/23/30)(a)	310	312,241
2.02%, 02/13/26 (Call 02/13/25)(a)	11,155	11,630,761
2.46%, 10/22/25 (Call 10/22/24)(a)	9,980	10,573,411
2.50%, 10/21/22 (Call 10/21/21)	7,230	7,401,568
2.50%, 02/13/31 (Call 02/13/30)(a)	11,743	12,382,759
2.59%, 04/29/31 (Call 04/29/30)(a)	21,956	23,407,950
2.68%, 06/19/41 (Call 06/19/40)(a)	11,088	11,352,227
2.82%, 07/21/23 (Call 07/21/22)(a)	6,219	6,473,979
2.88%, 04/24/23 (Call 04/24/22)(a)	8,795	9,122,174
2.88%, 10/22/30 (Call 10/22/29)(a)	6,401	6,965,056
3.00%, 12/20/23 (Call 12/20/22)(a)	23,858	25,144,901
3.09%, 10/01/25 (Call 10/01/24)(a)	2,834	3,079,849
3.12%, 01/20/23 (Call 01/20/22)(a)	7,798	8,072,646
3.19%, 07/23/30 (Call 07/23/29)(a)	9,064	10,067,385
3.25%, 10/21/27 (Call 10/21/26)	9,125	10,158,954
3.30%, 01/11/23	17,134	18,280,436
3.37%, 01/23/26 (Call 01/23/25)(a)	4,194	4,613,819
3.42%, 12/20/28 (Call 12/20/27)(a)	15,777	17,652,728
3.46%, 03/15/25 (Call 03/15/24)(a)	5,285	5,771,537
3.50%, 04/19/26	10,562	11,976,886
3.55%, 03/05/24 (Call 03/05/23)(a)	4,361	4,668,669
3.56%, 04/23/27 (Call 04/23/26)(a)	12,217	13,732,641
3.59%, 07/21/28 (Call 07/21/27)(a)	8,026	9,053,970
3.71%, 04/24/28 (Call 04/24/27)(a)	8,139	9,231,905
3.82%, 01/20/28 (Call 01/20/27)(a)	9,122	10,375,910
3.86%, 07/23/24 (Call 07/23/23)(a)	7,671	8,350,344
3.88%, 08/01/25	11,282	12,891,716
3.95%, 01/23/49 (Call 01/23/48)(a)	1,601	1,963,162
3.97%, 03/05/29 (Call 03/05/28)(a)	7,580	8,752,095
3.97%, 02/07/30 (Call 02/07/29)(a)	7,031	8,239,066
4.00%, 04/01/24	5,215	5,823,330
4.00%, 01/22/25	7,834	8,765,228
4.08%, 04/23/40 (Call 04/23/39)(a)	6,442	7,803,903
4.08%, 03/20/51 (Call 03/20/50)(a)	21,784	27,241,981
4.10%, 07/24/23	4,129	4,552,594
4.13%, 01/22/24	2,710	3,028,235
4.20%, 08/26/24	6,302	7,065,928
4.24%, 04/24/38 (Call 04/24/37)(a)	5,734	7,002,533
4.25%, 10/22/26	8,973	10,383,645
4.27%, 07/23/29 (Call 07/23/28)(a)	9,964	11,768,979
4.33%, 03/15/50 (Call 03/15/49)(a)	6,958	8,990,988
4.44%, 01/20/48 (Call 01/20/47)(a)	3,825	4,951,195
4.45%, 03/03/26	5,926	6,864,738
4.88%, 04/01/44	445	603,335
5.00%, 01/21/44	6,875	9,551,919
5.70%, 01/24/22	660	708,127
5.88%, 02/07/42	4,835	7,233,112
6.11%, 01/29/37	6,073	8,709,775
6.22%, 09/15/26	1,403	1,733,757
7.75%, 05/14/38	7,069	11,730,723
Series L, 3.95%, 04/21/25	9,026	10,146,939
Series L, 4.18%, 11/25/27 (Call 11/25/26)	7,481	8,622,526
Series L, 4.75%, 04/21/45	2,943	3,946,857
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(a)	2,416	2,517,255
6.00%, 10/15/36	5,991	8,687,789
Bank of Montreal
1.85%, 05/01/25	4,965	5,210,221
2.05%, 11/01/22	1,450	1,501,113

Security	Par (000)	Value

Banks (continued)
2.35%, 09/11/22	$2,555	$2,660,854
2.50%, 06/28/24	202	216,136
2.55%, 11/06/22 (Call 10/06/22)	5,407	5,653,127
2.90%, 03/26/22	6,153	6,400,351
3.80%, 12/15/32 (Call 12/15/27)(a)	4,456	4,955,206
4.34%, 10/05/28 (Call 10/05/23)(a)	2,514	2,726,483
Series E, 3.30%, 02/05/24	5,166	5,635,744
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	996	1,039,167
1.85%, 01/27/23 (Call 12/27/22)	2,018	2,086,632
1.95%, 08/23/22	805	831,283
2.10%, 10/24/24	2,083	2,220,520
2.20%, 08/16/23 (Call 06/16/23)	4,975	5,216,884
2.45%, 08/17/26 (Call 05/17/26)	3,339	3,656,739
2.60%, 02/07/22 (Call 01/07/22)	3,394	3,499,621
2.66%, 05/16/23 (Call 05/16/22)(a)	4,804	4,982,997
2.80%, 05/04/26 (Call 02/04/26)	5,382	6,003,567
2.95%, 01/29/23 (Call 12/29/22)	4,102	4,345,331
3.00%, 10/30/28 (Call 07/30/28)	2,697	3,022,905
3.25%, 09/11/24 (Call 08/11/24)	1,391	1,536,346
3.25%, 05/16/27 (Call 02/16/27)	2,974	3,394,107
3.30%, 08/23/29 (Call 05/23/29)	1,521	1,757,105
3.40%, 05/15/24 (Call 04/15/24)	4,019	4,438,342
3.40%, 01/29/28 (Call 10/29/27)	3,217	3,743,977
3.44%, 02/07/28 (Call 02/07/27)(a)	2,056	2,379,676
3.45%, 08/11/23	3,727	4,062,765
3.50%, 04/28/23	2,099	2,278,737
3.55%, 09/23/21 (Call 08/23/21)	2,335	2,409,276
3.85%, 04/28/28	1,600	1,939,152
3.95%, 11/18/25 (Call 10/18/25)	3,481	4,057,105
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	3,088	3,407,948
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,811	2,000,358
Bank of Nova Scotia (The)
1.30%, 06/11/25	892	912,668
1.63%, 05/01/23	1,708	1,758,010
1.95%, 02/01/23	953	986,812
2.00%, 11/15/22	2,066	2,137,070
2.20%, 02/03/25	4,224	4,488,929
2.38%, 01/18/23	1,917	2,002,862
2.45%, 09/19/22	5,637	5,878,602
2.70%, 03/07/22	2,260	2,343,371
2.70%, 08/03/26	4,335	4,796,808
3.40%, 02/11/24	10,076	11,018,005
4.50%, 12/16/25	3,922	4,555,403
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	541	611,476
5.13%, 06/11/30 (Call 03/11/30)	370	395,774
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	5,375	5,474,921
3.75%, 05/15/24	300	331,734
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(a)	258	262,972
2.85%, 05/07/26 (Call 05/07/25)(a)	2,350	2,483,433
3.65%, 03/16/25	9,460	10,350,091
3.68%, 01/10/23 (Call 01/10/22)	4,997	5,182,289
3.93%, 05/07/25 (Call 05/07/24)(a)	5,697	6,187,227
4.34%, 05/16/24 (Call 05/16/23)(a)	4,476	4,847,911
4.34%, 01/10/28 (Call 01/10/27)	6,529	7,365,887
4.38%, 09/11/24	5,569	6,032,118
4.38%, 01/12/26	12,227	13,911,881

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.61%, 02/15/23 (Call 02/15/22)(a)	$5,431	$5,711,348
4.84%, 05/09/28 (Call 05/07/27)	6,076	6,769,272
4.95%, 01/10/47	4,923	6,636,598
4.97%, 05/16/29 (Call 05/16/28)(a)	4,110	4,882,968
5.09%, 06/20/30 (Call 06/20/29)(a)	4,565	5,283,896
5.20%, 05/12/26	5,778	6,570,048
5.25%, 08/17/45	4,245	5,878,136
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	2,195	2,256,921
3.88%, 04/10/25 (Call 03/10/25)	3,787	4,079,773
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	1,702	1,759,323
BNP Paribas SA
3.25%, 03/03/23	4,335	4,639,794
4.25%, 10/15/24	3,556	3,968,994
BPCE SA
2.75%, 12/02/21	5,342	5,501,512
3.38%, 12/02/26	2,820	3,184,429
4.00%, 04/15/24	2,935	3,271,909
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	1,018	1,029,290
2.25%, 01/28/25	830	881,261
2.55%, 06/16/22	4,963	5,159,088
2.61%, 07/22/23 (Call 07/22/22)(a)	4,354	4,524,633
3.10%, 04/02/24	5,323	5,762,467
3.50%, 09/13/23	4,745	5,181,967
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	6,646	7,307,078
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(a)	703	721,538
2.31%, 11/04/22 (Call 11/04/21)(a)	4,662	4,754,028
2.57%, 06/03/31 (Call 06/03/30)(a)	11,163	11,817,487
2.67%, 01/29/31 (Call 01/29/30)(a)	8,219	8,757,344
2.70%, 10/27/22 (Call 09/27/22)	5,138	5,371,214
2.75%, 04/25/22 (Call 03/25/22)	7,965	8,249,430
2.88%, 07/24/23 (Call 07/24/22)(a)	11,329	11,800,966
2.90%, 12/08/21 (Call 11/08/21)	9,538	9,821,183
2.98%, 11/05/30 (Call 11/05/29)(a)	2,053	2,230,112
3.11%, 04/08/26 (Call 04/08/25)(a)	9,809	10,670,132
3.14%, 01/24/23 (Call 01/24/22)(a)	8,574	8,868,603
3.20%, 10/21/26 (Call 07/21/26)	8,890	9,902,571
3.30%, 04/27/25	4,728	5,250,018
3.35%, 04/24/25 (Call 04/24/24)(a)	9,625	10,464,011
3.38%, 03/01/23	1,935	2,064,529
3.40%, 05/01/26	6,101	6,845,566
3.50%, 05/15/23	5,695	6,103,047
3.52%, 10/27/28 (Call 10/27/27)(a)	9,147	10,234,944
3.67%, 07/24/28 (Call 07/24/27)(a)	7,072	8,011,091
3.70%, 01/12/26	5,484	6,215,237
3.75%, 06/16/24	4,299	4,773,610
3.88%, 10/25/23	1,036	1,141,921
3.88%, 03/26/25	4,115	4,575,057
3.88%, 01/24/39 (Call 01/22/38)(a)	1,398	1,664,109
3.89%, 01/10/28 (Call 01/10/27)(a)	9,632	10,976,724
3.98%, 03/20/30 (Call 03/20/29)(a)	8,067	9,364,819
4.00%, 08/05/24	3,038	3,367,714
4.04%, 06/01/24 (Call 06/01/23)(a)	5,431	5,908,276
4.05%, 07/30/22	3,383	3,601,812
4.08%, 04/23/29 (Call 04/23/28)(a)	8,548	9,932,691
4.13%, 07/25/28	5,668	6,503,293
4.28%, 04/24/48 (Call 04/24/47)(a)	1,598	2,067,748

Security	Par (000)	Value

Banks (continued)
4.30%, 11/20/26	$4,844	$5,588,377
4.40%, 06/10/25	8,659	9,875,070
4.41%, 03/31/31 (Call 03/31/30)(a)	11,234	13,656,500
4.45%, 09/29/27	12,674	14,716,288
4.50%, 01/14/22	4,840	5,115,735
4.60%, 03/09/26	5,173	6,020,544
4.65%, 07/30/45	4,304	5,672,801
4.65%, 07/23/48 (Call 06/23/48)	4,908	6,598,610
4.75%, 05/18/46	8,612	10,998,816
5.30%, 05/06/44	5,262	7,065,919
5.32%, 03/26/41 (Call 03/26/40)(a)	6,875	9,679,794
5.50%, 09/13/25	6,936	8,289,422
5.88%, 02/22/33	917	1,203,306
5.88%, 01/30/42	3,729	5,542,450
6.00%, 10/31/33	3,187	4,322,496
6.13%, 08/25/36	833	1,134,105
6.63%, 01/15/28	275	357,943
6.63%, 06/15/32	2,074	2,915,360
6.68%, 09/13/43	3,057	4,757,303
8.13%, 07/15/39	6,414	11,281,649
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	2,847	2,943,627
3.25%, 02/14/22 (Call 01/14/22)	1,071	1,111,345
3.70%, 03/29/23 (Call 02/28/23)	2,430	2,610,598
3.75%, 02/18/26 (Call 11/18/25)	1,576	1,811,691
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	420	444,234
2.85%, 07/27/26 (Call 04/25/26)	2,375	2,621,572
3.25%, 04/30/30 (Call 01/30/30)	3,236	3,596,749
4.30%, 12/03/25 (Call 11/03/25)	2,009	2,309,165
Comerica Bank
2.50%, 07/23/24	1,726	1,836,602
4.00%, 07/27/25	850	939,114
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	4,323	4,688,164
4.00%, 02/01/29 (Call 10/31/28)	2,266	2,620,198
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,578	7,423,405
3.88%, 02/08/22	8,127	8,538,958
3.95%, 11/09/22	5,101	5,446,899
4.38%, 08/04/25	5,007	5,706,328
4.63%, 12/01/23	5,707	6,359,538
5.25%, 05/24/41	2,566	3,789,751
5.25%, 08/04/45	5,525	7,759,255
5.75%, 12/01/43	4,580	6,716,433
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	5,588	5,774,360
2.75%, 01/10/23	2,615	2,759,086
3.38%, 05/21/25	2,558	2,863,732
Credit Suisse AG/New York NY
1.00%, 05/05/23	9,575	9,725,327
2.10%, 11/12/21	250	255,190
2.80%, 04/08/22	260	269,859
2.95%, 04/09/25	3,655	4,015,493
3.00%, 10/29/21	6,954	7,166,306
3.63%, 09/09/24	10,734	11,966,585
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	9,517	10,554,639
3.80%, 09/15/22	7,455	7,914,899
3.80%, 06/09/23	6,458	6,977,998

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.55%, 04/17/26	$2,159	$2,530,067
4.88%, 05/15/45	7,133	9,725,845
Deutsche Bank AG, 4.10%, 01/13/26	2,748	2,967,235
Deutsche Bank AG/London, 3.70%, 05/30/24	6,018	6,421,748
Deutsche Bank AG/New York NY
3.30%, 11/16/22	3,206	3,319,236
3.70%, 05/30/24	1,871	2,000,567
3.95%, 02/27/23	3,961	4,186,222
3.96%, 11/26/25 (Call 11/26/24)(a)	3,000	3,223,470
4.10%, 01/13/26(d)	1,065	1,132,904
4.25%, 10/14/21	257	265,633
Series D, 5.00%, 02/14/22	3,423	3,595,827
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	2,175	2,304,304
2.70%, 02/06/30 (Call 11/06/29)	3,640	3,798,267
3.35%, 02/06/23 (Call 01/06/23)	3,718	3,945,095
3.45%, 07/27/26 (Call 04/27/26)	2,640	2,897,004
4.20%, 08/08/23	1,830	2,015,800
4.25%, 03/13/26	955	1,083,457
4.65%, 09/13/28 (Call 06/13/28)	2,600	3,051,724
4.68%, 08/09/28 (Call 08/09/23)(a)	2,446	2,556,217
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	2,625	2,694,247
2.38%, 01/28/25 (Call 12/29/24)	2,042	2,172,320
2.55%, 05/05/27 (Call 04/05/27)	4,434	4,812,442
2.60%, 06/15/22 (Call 05/15/22)	1,949	2,019,534
3.50%, 03/15/22 (Call 02/15/22)	1,927	2,011,229
3.65%, 01/25/24 (Call 12/25/23)	5,192	5,680,100
3.95%, 03/14/28 (Call 02/14/28)	3,554	4,185,617
4.30%, 01/16/24 (Call 12/16/23)	3,400	3,761,318
8.25%, 03/01/38	967	1,601,420
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	1,825	1,879,020
2.25%, 02/01/27 (Call 01/01/27)	4,531	4,856,416
2.88%, 10/01/21 (Call 09/01/21)	4,417	4,524,642
3.85%, 03/15/26 (Call 02/15/26)	1,699	1,948,124
3.95%, 07/28/25 (Call 06/28/25)	3,162	3,640,411
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	800	894,336
First Horizon National Corp., 3.55%, 05/26/23 (Call 04/26/23)	400	419,868
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	914	941,420
4.38%, 08/01/46 (Call 02/01/46)	2,260	2,710,418
4.63%, 02/13/47 (Call 08/13/46)	2,418	2,988,455
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	300	300,474
Goldman Sachs Capital I, 6.35%, 02/15/34	4,480	6,292,742
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	8,260	8,292,297
2.60%, 02/07/30 (Call 11/07/29)	5,116	5,440,303
2.88%, 10/31/22 (Call 10/31/21)(a)	13,201	13,544,094
2.91%, 06/05/23 (Call 06/05/22)(a)	2,588	2,688,311
2.91%, 07/24/23 (Call 07/24/22)(a)	7,096	7,399,780
3.00%, 04/26/22 (Call 04/26/21)	12,674	12,876,784
3.20%, 02/23/23 (Call 01/23/23)	4,471	4,757,815
3.27%, 09/29/25 (Call 09/29/24)(a)	7,950	8,657,073
3.50%, 01/23/25 (Call 10/23/24)	2,729	3,003,128
3.50%, 04/01/25 (Call 03/01/25)	12,182	13,508,985
3.50%, 11/16/26 (Call 11/16/25)	8,302	9,270,511
3.63%, 01/22/23	10,155	10,898,244
3.63%, 02/20/24 (Call 01/20/24)	4,889	5,339,130

Security	Par (000)	Value

Banks (continued)
3.69%, 06/05/28 (Call 06/05/27)(a)	$8,832	$10,011,072
3.75%, 05/22/25 (Call 02/22/25)	9,215	10,326,329
3.75%, 02/25/26 (Call 11/25/25)	7,620	8,627,897
3.80%, 03/15/30 (Call 12/15/29)	12,820	14,937,479
3.81%, 04/23/29 (Call 04/23/28)(a)	6,197	7,091,165
3.85%, 07/08/24 (Call 04/08/24)	11,553	12,766,758
3.85%, 01/26/27 (Call 01/26/26)	11,350	12,933,552
4.00%, 03/03/24	8,262	9,145,290
4.02%, 10/31/38 (Call 10/31/37)(a)	10,489	12,375,027
4.22%, 05/01/29 (Call 05/01/28)(a)	5,831	6,846,002
4.25%, 10/21/25	1,881	2,138,603
4.41%, 04/23/39 (Call 04/23/38)(a)	2,092	2,577,177
4.75%, 10/21/45 (Call 04/21/45)	7,180	9,563,401
4.80%, 07/08/44 (Call 01/08/44)	7,709	10,187,752
5.15%, 05/22/45	7,833	10,402,067
5.75%, 01/24/22	18,760	20,136,609
5.95%, 01/15/27	3,575	4,424,920
6.13%, 02/15/33	2,057	2,916,271
6.25%, 02/01/41	5,765	8,705,092
6.45%, 05/01/36	2,291	3,184,490
6.75%, 10/01/37	18,691	27,338,952
HSBC Bank USA N.A., 7.00%, 01/15/39	1,800	2,738,484
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	550	733,376
5.88%, 11/01/34	965	1,322,600
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(a)	8,025	8,092,249
2.10%, 06/04/26 (Call 06/04/25)(a)	950	974,425
2.36%, 08/18/31 (Call 08/18/30)(a)	200	202,664
2.63%, 11/07/25 (Call 11/07/24)(a)	7,654	8,041,445
2.85%, 06/04/31 (Call 06/04/30)(a)	703	739,387
3.03%, 11/22/23 (Call 11/22/22)(a)	2,047	2,145,338
3.26%, 03/13/23 (Call 03/13/22)(a)	8,185	8,501,187
3.60%, 05/25/23	6,852	7,371,930
3.80%, 03/11/25 (Call 03/11/24)(a)	7,581	8,216,060
3.90%, 05/25/26	6,404	7,222,239
3.95%, 05/18/24 (Call 05/18/23)(a)	4,284	4,625,863
3.97%, 05/22/30 (Call 05/22/29)(a)	11,081	12,569,400
4.00%, 03/30/22	9,677	10,196,752
4.04%, 03/13/28 (Call 03/13/27)(a)	7,839	8,819,816
4.25%, 03/14/24	9,134	9,993,601
4.25%, 08/18/25	7,315	8,094,706
4.29%, 09/12/26 (Call 09/15/25)(a)	7,471	8,418,173
4.30%, 03/08/26	8,672	9,949,125
4.38%, 11/23/26	7,100	8,050,974
4.58%, 06/19/29 (Call 06/19/28)(a)	9,214	10,771,258
4.95%, 03/31/30	9,727	11,991,446
5.25%, 03/14/44	7,149	9,336,594
6.10%, 01/14/42	1,532	2,253,557
6.50%, 05/02/36	10,434	14,473,940
6.50%, 09/15/37	8,227	11,431,828
6.80%, 06/01/38	5,014	7,198,149
7.63%, 05/17/32	1,770	2,496,797
HSBC USA Inc., 3.50%, 06/23/24	1,515	1,661,501
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,949	3,021,575
2.55%, 02/04/30 (Call 01/04/30)	3,754	3,939,523
2.63%, 08/06/24 (Call 07/06/24)	1,917	2,053,893
4.00%, 05/15/25 (Call 04/15/25)	1,202	1,370,220

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	$2,085	$2,146,090
2.50%, 08/07/22 (Call 07/07/22)	4,032	4,186,103
3.13%, 04/01/22 (Call 03/01/22)	1,831	1,903,343
3.55%, 10/06/23 (Call 09/06/23)	2,978	3,248,641
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	505	513,327
2.96%, 11/08/22	915	953,942
3.54%, 11/08/27	2,100	2,338,854
ING Groep NV
3.15%, 03/29/22	4,619	4,806,670
3.55%, 04/09/24	3,823	4,188,899
3.95%, 03/29/27	8,322	9,633,797
4.05%, 04/09/29	4,958	5,875,825
4.10%, 10/02/23	3,435	3,784,374
4.55%, 10/02/28	2,516	3,077,521
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(a)	718	735,928
2.01%, 03/13/26 (Call 03/13/25)(a)	10,791	11,283,717
2.08%, 04/22/26 (Call 04/22/25)(a)	9,627	10,117,784
2.18%, 06/01/28 (Call 06/01/27)(a)	5,957	6,232,333
2.30%, 10/15/25 (Call 10/15/24)(a)	4,740	5,001,221
2.52%, 04/22/31 (Call 04/22/30)(a)	11,180	11,967,407
2.70%, 05/18/23 (Call 03/18/23)	5,759	6,083,462
2.74%, 10/15/30 (Call 10/15/29)(a)	4,548	4,934,580
2.78%, 04/25/23 (Call 04/25/22)(a)	4,501	4,668,122
2.95%, 10/01/26 (Call 07/01/26)	10,884	12,058,710
2.96%, 05/13/31 (Call 05/13/30)(a)	1,030	1,107,827
2.97%, 01/15/23 (Call 01/15/22)	9,058	9,369,052
3.11%, 04/22/41 (Call 04/22/40)(a)	7,745	8,537,236
3.11%, 04/22/51 (Call 04/22/50)(a)	12,381	13,476,842
3.13%, 01/23/25 (Call 10/23/24)	6,392	6,977,060
3.20%, 01/25/23	9,083	9,674,939
3.20%, 06/15/26 (Call 03/15/26)	5,203	5,824,498
3.21%, 04/01/23 (Call 04/01/22)(a)	10,403	10,848,560
3.22%, 03/01/25 (Call 03/01/24)(a)	3,850	4,160,310
3.25%, 09/23/22	11,364	12,025,953
3.30%, 04/01/26 (Call 01/01/26)	8,817	9,889,588
3.38%, 05/01/23	8,656	9,265,902
3.51%, 01/23/29 (Call 01/23/28)(a)	8,946	10,115,958
3.54%, 05/01/28 (Call 05/01/27)(a)	3,740	4,222,011
3.56%, 04/23/24 (Call 04/23/23)(a)	8,360	8,985,077
3.63%, 05/13/24	5,170	5,719,468
3.63%, 12/01/27 (Call 12/01/26)	6,525	7,338,537
3.70%, 05/06/30 (Call 05/06/29)(a)	7,442	8,608,385
3.78%, 02/01/28 (Call 02/01/27)(a)	8,656	9,891,211
3.80%, 07/23/24 (Call 07/23/23)(a)	6,406	6,963,899
3.88%, 02/01/24	9,925	10,992,930
3.88%, 09/10/24	8,438	9,399,088
3.88%, 07/24/38 (Call 07/24/37)(a)	8,706	10,451,379
3.90%, 07/15/25 (Call 04/15/25)	9,396	10,684,473
3.90%, 01/23/49 (Call 01/23/48)(a)	6,173	7,563,653
3.96%, 01/29/27 (Call 01/29/26)(a)	8,257	9,477,385
3.96%, 11/15/48 (Call 11/15/47)(a)	4,511	5,516,412
4.01%, 04/23/29 (Call 04/23/28)(a)	4,489	5,229,057
4.02%, 12/05/24 (Call 12/05/23)(a)	4,996	5,517,083
4.03%, 07/24/48 (Call 07/24/47)(a)	6,081	7,542,143
4.13%, 12/15/26	8,986	10,525,661
4.20%, 07/23/29 (Call 07/23/28)(a)	8,300	9,820,477

Security	Par (000)	Value

Banks (continued)
4.25%, 10/01/27	$2,970	$3,467,891
4.26%, 02/22/48 (Call 02/22/47)(a)	7,612	9,707,584
4.45%, 12/05/29 (Call 12/05/28)(a)	7,262	8,769,010
4.49%, 03/24/31 (Call 03/24/30)(a)	11,957	14,722,295
4.50%, 01/24/22	3,184	3,365,106
4.85%, 02/01/44	4,339	5,958,358
4.95%, 06/01/45	4,981	6,826,909
5.40%, 01/06/42	5,269	7,723,406
5.50%, 10/15/40	6,924	10,001,510
5.60%, 07/15/41	5,934	8,777,276
5.63%, 08/16/43	5,097	7,440,448
6.40%, 05/15/38	5,277	8,178,822
7.63%, 10/15/26	1,255	1,684,135
7.75%, 07/15/25	493	630,256
8.00%, 04/29/27	705	975,833
8.75%, 09/01/30	959	1,421,775
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	175	178,164
2.30%, 09/14/22	2,102	2,178,702
2.40%, 06/09/22	2,512	2,597,684
2.50%, 11/22/21	2,657	2,724,913
3.18%, 02/22/22	639	665,844
3.30%, 02/01/22	2,060	2,144,213
3.30%, 06/01/25	624	698,468
3.38%, 03/07/23	1,576	1,687,281
3.40%, 05/20/26	1,142	1,284,202
3.90%, 04/13/29 (Call 03/13/29)	1,350	1,549,287
KeyCorp
2.25%, 04/06/27	2,538	2,692,818
4.15%, 10/29/25	5,413	6,269,461
KeyCorp.
2.55%, 10/01/29	3,191	3,400,968
4.10%, 04/30/28	2,938	3,461,140
KfW
0.00%, 04/18/36(e)	7,175	5,891,321
0.00%, 06/29/37(e)	2,594	2,101,166
0.38%, 07/18/25	2,675	2,675,241
1.38%, 08/05/24	10,500	10,943,310
1.63%, 02/15/23	28,125	29,084,062
1.75%, 09/15/21	700	711,074
1.75%, 08/22/22	7,000	7,211,820
1.75%, 09/14/29	8,225	8,920,835
2.00%, 11/30/21	6,200	6,335,966
2.00%, 09/29/22	2,444	2,534,624
2.00%, 10/04/22	8,351	8,660,989
2.00%, 05/02/25(d)	12,465	13,411,966
2.13%, 03/07/22	13,670	14,066,567
2.13%, 06/15/22	11,116	11,494,166
2.13%, 01/17/23	18,345	19,171,075
2.38%, 12/29/22	21,897	22,990,755
2.50%, 02/15/22	17,083	17,648,789
2.50%, 11/20/24	24,280	26,493,608
2.63%, 01/25/22	11,185	11,561,487
2.63%, 02/28/24	3,450	3,732,727
2.88%, 04/03/28	9,050	10,556,553
3.13%, 12/15/21	7,348	7,620,611
Korea Development Bank (The)
2.13%, 10/01/24	340	357,456
2.63%, 02/27/22	600	617,532
2.75%, 03/19/23	2,000	2,102,500

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 09/14/22	$1,365	$1,430,151
3.00%, 01/13/26	4,000	4,429,640
3.25%, 02/19/24	1,230	1,330,294
3.38%, 03/12/23	600	639,918
3.38%, 09/16/25	1,700	1,906,958
3.75%, 01/22/24	3,715	4,073,869
4.63%, 11/16/21	4,880	5,113,606
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	8,100	8,673,480
2.00%, 01/13/25	10,584	11,319,165
2.25%, 10/01/21	1,425	1,456,079
2.38%, 06/10/25	3,285	3,585,939
3.13%, 11/14/23	1,025	1,117,988
Series 36, 2.00%, 12/06/21	3,060	3,127,228
Series 37, 2.50%, 11/15/27	2,107	2,378,592
Series 40, 0.50%, 05/27/25	8,505	8,541,912
Lloyds Bank PLC, 2.25%, 08/14/22	493	509,565
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(a)	300	302,874
2.44%, 02/05/26 (Call 02/05/25)(a)	2,490	2,616,367
2.86%, 03/17/23 (Call 03/17/22)(a)	4,457	4,602,476
2.91%, 11/07/23 (Call 11/07/22)(a)	3,813	3,987,521
3.00%, 01/11/22	7,790	8,048,005
3.57%, 11/07/28 (Call 11/07/27)(a)	6,889	7,691,086
3.75%, 01/11/27	4,574	5,134,818
3.87%, 07/09/25 (Call 07/09/24)(a)	364	400,356
3.90%, 03/12/24	1,729	1,900,136
4.05%, 08/16/23	4,339	4,743,742
4.34%, 01/09/48	4,761	5,930,159
4.38%, 03/22/28	1,243	1,471,364
4.45%, 05/08/25	4,180	4,789,737
4.50%, 11/04/24	6,569	7,260,584
4.55%, 08/16/28	5,260	6,296,062
4.58%, 12/10/25	5,471	6,172,656
4.65%, 03/24/26	6,473	7,366,339
5.30%, 12/01/45	3,534	4,897,453
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,775	3,021,975
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	4,024	4,162,587
2.90%, 02/06/25 (Call 01/06/25)	2,151	2,358,808
3.40%, 08/17/27	4,371	4,900,110
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	390	397,472
2.05%, 07/17/30	320	325,725
2.19%, 09/13/21	2,045	2,082,055
2.19%, 02/25/25	5,461	5,744,972
2.53%, 09/13/23	997	1,051,785
2.56%, 02/25/30	5,100	5,429,919
2.62%, 07/18/22	6,298	6,543,244
2.67%, 07/25/22	9,428	9,803,234
2.76%, 09/13/26	1,950	2,130,141
2.80%, 07/18/24	5,367	5,757,932
3.00%, 02/22/22	1,058	1,097,284
3.20%, 07/18/29	7,100	7,881,426
3.22%, 03/07/22	5,387	5,610,614
3.29%, 07/25/27	2,801	3,117,149
3.41%, 03/07/24	5,842	6,358,491
3.46%, 03/02/23	2,775	2,964,671
3.68%, 02/22/27	3,494	3,964,048
3.74%, 03/07/29	5,276	6,090,245

Security	Par (000)	Value

Banks (continued)
3.75%, 07/18/39	$5,860	$6,852,332
3.76%, 07/26/23	5,947	6,479,019
3.78%, 03/02/25	4,228	4,747,198
3.85%, 03/01/26	1,389	1,593,544
3.96%, 03/02/28	4,793	5,584,708
4.05%, 09/11/28	2,796	3,291,647
4.15%, 03/07/39	2,055	2,514,909
4.29%, 07/26/38	2,735	3,399,058
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(a)	5,020	5,082,599
2.20%, 07/10/31 (Call 07/10/30)(a)	7,050	7,202,703
2.23%, 05/25/26 (Call 05/25/25)(a)	2,986	3,118,758
2.27%, 09/13/21	3,290	3,352,049
2.56%, 09/13/25 (Call 09/13/24)(a)	1,648	1,737,800
2.59%, 05/25/31 (Call 05/25/30)(a)	2,620	2,768,109
2.60%, 09/11/22	3,695	3,846,606
2.72%, 07/16/23 (Call 07/16/22)(a)	4,123	4,274,149
2.84%, 07/16/25 (Call 07/16/24)(a)	3,016	3,210,230
2.84%, 09/13/26	2,134	2,328,450
2.87%, 09/13/30 (Call 09/13/29)(a)	1,500	1,615,170
2.95%, 02/28/22	6,521	6,758,951
3.15%, 07/16/30 (Call 07/16/29)(a)	2,171	2,389,034
3.17%, 09/11/27	3,193	3,507,032
3.55%, 03/05/23	4,037	4,323,223
3.66%, 02/28/27	2,997	3,369,647
3.92%, 09/11/24 (Call 09/11/23)(a)	2,438	2,650,789
4.02%, 03/05/28	3,840	4,428,902
4.25%, 09/11/29 (Call 09/11/28)(a)	3,350	3,945,764
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)	10,396	10,958,112
2.63%, 11/17/21	10,466	10,742,826
2.70%, 01/22/31 (Call 01/22/30)(a)	16,882	18,222,600
2.72%, 07/22/25 (Call 07/22/24)(a)	6,703	7,172,411
2.75%, 05/19/22	10,171	10,562,685
3.13%, 01/23/23	8,407	8,912,177
3.13%, 07/27/26	8,668	9,672,274
3.59%, 07/22/28 (Call 07/22/27)(a)	9,116	10,306,550
3.62%, 04/01/31 (Call 04/01/30)(a)	17,589	20,419,950
3.63%, 01/20/27	9,406	10,739,206
3.70%, 10/23/24	8,545	9,545,534
3.74%, 04/24/24 (Call 04/24/23)(a)	6,955	7,516,199
3.75%, 02/25/23	6,946	7,495,637
3.77%, 01/24/29 (Call 01/24/28)(a)	8,565	9,846,410
3.88%, 01/27/26	8,562	9,840,649
3.95%, 04/23/27	3,500	3,972,990
3.97%, 07/22/38 (Call 07/22/37)(a)	6,237	7,512,342
4.00%, 07/23/25	6,055	6,935,458
4.10%, 05/22/23	7,217	7,858,591
4.30%, 01/27/45	8,688	11,352,696
4.35%, 09/08/26	8,122	9,463,836
4.38%, 01/22/47	7,270	9,701,306
4.43%, 01/23/30 (Call 01/23/29)(a)	7,363	8,884,196
4.46%, 04/22/39 (Call 04/22/38)(a)	5,252	6,658,801
4.88%, 11/01/22	6,208	6,752,752
5.00%, 11/24/25	9,138	10,810,894
5.60%, 03/24/51 (Call 03/24/50)(a)	4,034	6,213,812
6.25%, 08/09/26	3,546	4,562,993
6.38%, 07/24/42	5,674	9,017,007
7.25%, 04/01/32	4,482	6,855,264
Series F, 3.88%, 04/29/24	6,318	7,025,869

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	$3,826	$4,159,742
3.50%, 06/18/22	100	105,431
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,975	2,042,821
3.15%, 04/01/22 (Call 03/01/22)	3,182	3,316,217
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,149	1,187,526
2.50%, 05/22/22	2,642	2,739,146
2.50%, 07/12/26	4,916	5,358,882
2.80%, 01/10/22	2,848	2,944,319
2.88%, 04/12/23	2,106	2,236,593
3.00%, 01/20/23	5,158	5,467,944
3.38%, 09/20/21	1,488	1,535,780
3.38%, 01/14/26	2,580	2,920,328
3.63%, 06/20/23	3,390	3,686,320
3.70%, 11/04/21	250	259,855
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(a)	200	201,170
2.10%, 02/01/23	5,520	5,714,911
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	3,045	3,151,545
3.07%, 05/22/28 (Call 05/22/27)(a)	4,290	4,595,191
3.50%, 05/15/23 (Call 05/15/22)(a)	2,213	2,307,805
3.75%, 11/01/29 (Call 11/01/24)(a)	925	974,700
3.88%, 09/12/23	10,876	11,796,218
4.27%, 03/22/25 (Call 03/22/24)(a)	6,879	7,553,555
4.45%, 05/08/30 (Call 05/08/29)(a)	4,446	5,217,648
4.52%, 06/25/24 (Call 06/25/23)(a)	9,225	10,060,047
4.80%, 04/05/26	6,797	7,985,727
4.89%, 05/18/29 (Call 05/18/28)(a)	7,680	9,145,498
5.08%, 01/27/30 (Call 01/27/29)(a)	5,937	7,228,654
5.13%, 05/28/24	5,445	6,013,186
6.00%, 12/19/23	4,157	4,681,489
6.10%, 06/10/23	3,251	3,608,512
6.13%, 12/15/22	4,339	4,756,846
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,216	1,272,155
2.38%, 08/02/22	2,422	2,517,015
3.15%, 05/03/29 (Call 02/03/29)	2,999	3,436,614
3.38%, 05/08/32 (Call 05/08/27)(a)	2,572	2,790,800
3.95%, 10/30/25	2,757	3,204,875
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	10,000	10,472,400
1.63%, 09/17/22	5,000	5,139,500
2.38%, 10/01/21	5,303	5,423,908
2.63%, 01/31/22	175	180,835
2.88%, 09/07/21	300	307,920
2.88%, 03/13/23	2,250	2,396,070
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	344	365,067
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(a)	50	50,973
2.03%, 12/09/22 (Call 12/09/21)(a)	1,210	1,234,357
2.45%, 07/28/22 (Call 06/28/22)	1,200	1,245,444
2.55%, 12/09/21 (Call 11/09/21)	1,603	1,646,025
2.63%, 02/17/22 (Call 01/17/22)	1,768	1,823,515
2.70%, 11/01/22 (Call 10/01/22)	8,029	8,399,699
2.70%, 10/22/29	887	960,408
2.95%, 01/30/23 (Call 12/30/22)	2,025	2,135,848

Security	Par (000)	Value

Banks (continued)
2.95%, 02/23/25 (Call 01/23/25)	$1,658	$1,822,258
3.10%, 10/25/27 (Call 09/25/27)	3,443	3,916,034
3.25%, 06/01/25 (Call 05/02/25)	3,051	3,404,031
3.25%, 01/22/28 (Call 12/23/27)	4,074	4,665,626
3.30%, 10/30/24 (Call 09/30/24)	2,186	2,412,644
3.80%, 07/25/23 (Call 06/25/23)	9,400	10,234,250
4.05%, 07/26/28	2,014	2,374,486
4.20%, 11/01/25 (Call 10/01/25)	6,518	7,593,144
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	1,020	1,085,861
2.55%, 01/22/30 (Call 10/24/29)	8,371	9,112,001
2.60%, 07/23/26 (Call 05/24/26)	1,314	1,445,045
2.85%, 11/09/22(c)	625	657,719
3.15%, 05/19/27 (Call 04/19/27)	2,485	2,796,122
3.30%, 03/08/22 (Call 02/06/22)	888	925,394
3.45%, 04/23/29 (Call 01/23/29)	3,019	3,494,130
3.50%, 01/23/24 (Call 12/24/23)	1,195	1,309,481
3.90%, 04/29/24 (Call 03/29/24)	4,847	5,378,425
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,675	2,329,875
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	1,115	1,184,264
2.75%, 08/14/22 (Call 07/14/22)	4,075	4,244,194
3.80%, 08/14/23 (Call 07/14/23)	3,262	3,558,548
7.38%, 12/10/37	850	1,263,746
Royal Bank of Canada
1.15%, 06/10/25	740	753,527
1.60%, 04/17/23	4,025	4,147,118
1.95%, 01/17/23	6,280	6,507,901
2.25%, 11/01/24	6,230	6,632,956
2.55%, 07/16/24	3,701	3,978,168
2.75%, 02/01/22	5,678	5,875,538
2.80%, 04/29/22	1,163	1,210,032
3.70%, 10/05/23	4,000	4,391,080
4.65%, 01/27/26	4,481	5,304,832
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	6,258	6,657,573
3.40%, 01/18/23 (Call 12/19/22)	3,908	4,095,818
3.45%, 06/02/25 (Call 05/02/25)	1,292	1,392,027
3.50%, 06/07/24 (Call 05/07/24)	1,846	1,985,668
3.70%, 03/28/22 (Call 02/28/22)	485	503,556
4.40%, 07/13/27 (Call 04/14/27)	3,693	4,113,005
4.45%, 12/03/21 (Call 11/03/21)	139	144,657
4.50%, 07/17/25 (Call 04/17/25)	5,560	6,159,980
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	5,800	5,807,018
3.37%, 01/05/24 (Call 01/05/23)(a)	4,050	4,254,525
3.57%, 01/10/23 (Call 01/10/22)	7,703	7,970,987
3.82%, 11/03/28 (Call 11/03/27)(a)	4,443	4,972,739
4.80%, 11/15/24 (Call 11/15/23)(a)	806	895,925
Santander UK PLC
2.10%, 01/13/23	550	569,267
2.88%, 06/18/24	3,665	3,963,624
3.75%, 11/15/21	1,576	1,638,142
4.00%, 03/13/24	1,435	1,594,615
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	3,582	3,641,855
2.80%, 03/11/22	2,890	2,995,398
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	850	906,185
2.40%, 01/24/30	3,835	4,167,264

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.65%, 05/15/23 (Call 05/15/22)(a)	$2,250	$2,338,200
2.65%, 05/19/26	1,434	1,589,403
2.83%, 03/30/23 (Call 03/30/22)(a)(b)	310	321,476
2.90%, 03/30/26 (Call 03/30/25)(a)(b)	550	600,705
3.03%, 11/01/34 (Call 11/01/29)(a)	3,219	3,515,760
3.10%, 05/15/23	2,676	2,865,006
3.15%, 03/30/31 (Call 03/30/30)(a)(b)	700	802,494
3.30%, 12/16/24	1,057	1,180,880
3.55%, 08/18/25	6,205	7,058,312
3.70%, 11/20/23	4,353	4,810,587
3.78%, 12/03/24 (Call 12/03/23)(a)	3,376	3,721,230
4.14%, 12/03/29 (Call 12/03/28)(a)	2,270	2,760,138
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	890	934,411
3.40%, 07/11/24	760	833,021
3.65%, 07/23/25	3,000	3,373,710
3.95%, 07/19/23	2,979	3,258,996
3.95%, 01/10/24	3,750	4,130,175
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	500	511,645
2.13%, 07/08/30	1,006	1,030,768
2.35%, 01/15/25	814	863,377
2.44%, 10/19/21	3,310	3,384,177
2.45%, 09/27/24	2,212	2,352,927
2.63%, 07/14/26	7,267	7,888,765
2.70%, 07/16/24	8,164	8,731,480
2.72%, 09/27/29	2,541	2,728,882
2.75%, 01/15/30	2,950	3,179,834
2.78%, 07/12/22	742	772,993
2.78%, 10/18/22	5,172	5,417,256
2.85%, 01/11/22	2,386	2,462,710
3.01%, 10/19/26	3,678	4,069,266
3.04%, 07/16/29	7,618	8,358,470
3.10%, 01/17/23	5,539	5,873,833
3.20%, 09/17/29	4,520	4,914,506
3.35%, 10/18/27	2,350	2,618,276
3.36%, 07/12/27	1,727	1,930,579
3.45%, 01/11/27	2,038	2,287,451
3.54%, 01/17/28	4,021	4,533,919
3.75%, 07/19/23	1,931	2,102,782
3.78%, 03/09/26	5,851	6,694,539
3.94%, 10/16/23	2,095	2,308,229
3.94%, 07/19/28	3,824	4,444,635
4.31%, 10/16/28	3,197	3,804,686
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	391	435,953
3.50%, 01/29/25	2,198	2,365,927
Svenska Handelsbanken AB
1.88%, 09/07/21	2,498	2,538,268
3.90%, 11/20/23	3,351	3,714,986
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	5,338	5,515,328
Synovus Bank/Columbus GA, 2.29%, 02/10/23 (Call 02/10/22)(a)	1,107	1,126,195
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	2,219	2,288,144
Toronto-Dominion Bank (The)
0.75%, 06/12/23	322	325,568
1.15%, 06/12/25	230	235,120
1.90%, 12/01/22	2,416	2,498,144
2.65%, 06/12/24	2,075	2,231,953

Security	Par (000)	Value

Banks (continued)
3.25%, 03/11/24	$5,788	$6,322,753
3.50%, 07/19/23	3,945	4,306,046
3.63%, 09/15/31 (Call 09/15/26)(a)	6,775	7,716,251
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	200	203,896
1.50%, 03/10/25 (Call 02/10/25)	850	880,541
2.15%, 12/06/24 (Call 11/06/24)	3,939	4,180,579
2.25%, 03/11/30 (Call 12/11/29)	1,195	1,246,266
2.45%, 08/01/22 (Call 07/01/22)	4,461	4,629,938
2.63%, 01/15/22 (Call 12/15/21)	4,352	4,480,123
2.64%, 09/17/29 (Call 09/17/24)(a)	1,765	1,824,551
2.75%, 05/01/23 (Call 04/01/23)	1,335	1,409,079
2.80%, 05/17/22 (Call 04/17/22)	2,882	2,999,355
3.00%, 02/02/23 (Call 01/02/23)	1,004	1,062,684
3.20%, 04/01/24 (Call 03/01/24)	2,908	3,178,357
3.30%, 05/15/26 (Call 04/15/26)	3,421	3,859,162
3.63%, 09/16/25 (Call 08/16/25)	6,306	7,153,526
3.69%, 08/02/24 (Call 08/02/23)(a)	5,262	5,718,899
3.80%, 10/30/26 (Call 09/30/26)	1,061	1,233,954
4.05%, 11/03/25 (Call 09/03/25)	2,389	2,782,134
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	5,300	5,298,092
1.20%, 08/05/25 (Call 07/03/25)	1,913	1,956,463
2.20%, 03/16/23 (Call 02/13/23)	2,626	2,740,336
2.50%, 08/01/24 (Call 07/01/24)	5,493	5,872,017
2.70%, 01/27/22 (Call 12/27/21)	6,441	6,639,576
2.75%, 04/01/22 (Call 03/01/22)	3,350	3,468,623
2.85%, 10/26/24 (Call 09/26/24)	3,359	3,669,472
3.05%, 06/20/22 (Call 05/20/22)	4,669	4,877,844
3.70%, 06/05/25 (Call 05/05/25)	1,846	2,103,757
3.75%, 12/06/23 (Call 11/06/23)	4,730	5,211,940
3.88%, 03/19/29 (Call 02/19/29)	3,932	4,556,008
3.95%, 03/22/22 (Call 02/22/22)	2,077	2,179,188
4.00%, 05/01/25 (Call 03/01/25)	1,522	1,739,311
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	497	493,919
1.45%, 05/12/25 (Call 04/12/25)	5,124	5,319,993
2.40%, 07/30/24 (Call 06/30/24)	3,771	4,029,276
2.95%, 07/15/22 (Call 06/15/22)	6,081	6,364,983
3.00%, 03/15/22 (Call 02/15/22)	6,090	6,327,632
3.00%, 07/30/29 (Call 04/30/29)	3,348	3,708,245
3.10%, 04/27/26 (Call 03/27/26)	4,140	4,639,822
3.38%, 02/05/24 (Call 01/05/24)	2,774	3,034,673
3.60%, 09/11/24 (Call 08/11/24)	4,549	5,059,989
3.70%, 01/30/24 (Call 12/29/23)	3,182	3,519,324
3.90%, 04/26/28 (Call 03/26/28)	2,934	3,537,025
3.95%, 11/17/25 (Call 10/17/25)	924	1,075,296
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,494	6,018,567
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,424	3,527,405
Series X, 3.15%, 04/27/27 (Call 03/27/27)	7,182	8,149,128
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	620	632,648
1.95%, 01/09/23 (Call 12/09/22)	300	310,653
2.05%, 01/21/25 (Call 12/21/24)	723	766,423
2.65%, 05/23/22 (Call 04/22/22)	1,186	1,232,029
2.80%, 01/27/25 (Call 12/27/24)	5,467	5,986,146
2.85%, 01/23/23 (Call 12/23/22)	2,883	3,048,917
3.40%, 07/24/23 (Call 06/23/23)	1,590	1,728,171
3.45%, 11/16/21 (Call 10/15/21)	396	410,086

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wachovia Corp.
5.50%, 08/01/35	$4,182	$5,531,657
7.57%, 08/01/26(c)	795	1,038,691
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,260	1,366,785
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	10,880	11,127,846
2.16%, 02/11/26 (Call 02/11/25)(a)	9,235	9,634,414
2.19%, 04/30/26 (Call 04/29/25)(a)	5,136	5,377,032
2.39%, 06/02/28 (Call 06/02/27)(a)	6,260	6,538,883
2.41%, 10/30/25 (Call 10/30/24)(a)	9,985	10,520,496
2.57%, 02/11/31 (Call 02/11/30)(a)	10,780	11,367,079
2.63%, 07/22/22	11,248	11,696,120
2.88%, 10/30/30 (Call 10/30/29)(a)	12,206	13,131,947
3.00%, 02/19/25	10,087	10,955,894
3.00%, 04/22/26	9,432	10,338,981
3.00%, 10/23/26	9,342	10,303,385
3.07%, 01/24/23 (Call 01/24/22)	12,985	13,435,709
3.07%, 04/30/41 (Call 04/29/40)(a)	5,628	5,959,827
3.20%, 06/17/27 (Call 06/17/26)(a)	10,914	11,938,497
3.30%, 09/09/24	9,945	10,913,643
3.50%, 03/08/22	13,836	14,468,028
3.55%, 09/29/25	8,467	9,483,633
3.58%, 05/22/28 (Call 05/22/27)(a)	10,776	12,087,439
3.75%, 01/24/24 (Call 12/24/23)	5,114	5,588,068
3.90%, 05/01/45	6,986	8,219,588
4.10%, 06/03/26	10,891	12,322,622
4.13%, 08/15/23	5,184	5,670,726
4.15%, 01/24/29 (Call 10/24/28)	5,025	5,931,007
4.30%, 07/22/27	3,867	4,450,724
4.40%, 06/14/46	7,710	9,212,987
4.48%, 01/16/24	4,186	4,663,874
4.48%, 04/04/31 (Call 04/04/30)(a)	14,420	17,603,503
4.65%, 11/04/44	7,146	8,819,379
4.75%, 12/07/46	7,297	9,208,449
4.90%, 11/17/45	9,094	11,578,208
5.01%, 04/04/51 (Call 04/04/50)(a)	19,717	27,075,779
5.38%, 02/07/35	1,350	1,841,805
5.38%, 11/02/43	7,603	10,154,187
5.61%, 01/15/44	8,427	11,485,917
5.95%, 12/15/36	3,480	4,561,445
Series B, 7.95%, 11/15/29	165	220,325
Series M, 3.45%, 02/13/23	4,281	4,551,003
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(a)	835	847,959
3.55%, 08/14/23 (Call 07/14/23)	9,456	10,270,256
3.63%, 10/22/21 (Call 09/21/21)	5,117	5,292,769
5.85%, 02/01/37	650	891,339
5.95%, 08/26/36	1,787	2,436,128
6.60%, 01/15/38	1,051	1,559,999
Westpac Banking Corp.
2.00%, 01/13/23	4,385	4,545,140
2.35%, 02/19/25	3,400	3,636,878
2.50%, 06/28/22	4,467	4,643,625
2.65%, 01/16/30(d)	3,243	3,602,357
2.70%, 08/19/26	3,496	3,858,710
2.75%, 01/11/23	2,111	2,225,121
2.80%, 01/11/22	5,787	5,983,411
2.85%, 05/13/26	5,231	5,811,798
2.89%, 02/04/30 (Call 02/04/25)(a)	5,385	5,575,414

Security	Par (000)	Value

Banks (continued)
3.30%, 02/26/24	$6,642	$7,237,721
3.35%, 03/08/27	5,135	5,901,193
3.40%, 01/25/28	5,631	6,532,636
3.65%, 05/15/23	2,663	2,889,648
4.11%, 07/24/34 (Call 07/24/29)(a)	2,834	3,201,882
4.32%, 11/23/31 (Call 11/23/26)(a)	5,226	5,904,805
4.42%, 07/24/39	1,572	1,932,554
Wintrust Financial Corp., 4.85%, 06/06/29	285	304,739
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,156	3,139,494

		4,601,084,553

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	10,374	11,728,533
4.70%, 02/01/36 (Call 08/01/35)	19,388	23,210,538
4.90%, 02/01/46 (Call 08/01/45)	27,534	34,071,122
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	27	28,300
3.30%, 02/01/23 (Call 12/01/22)	3,679	3,915,118
3.65%, 02/01/26 (Call 11/01/25)	1,511	1,704,922
3.70%, 02/01/24	3,056	3,364,625
4.00%, 01/17/43	1,680	1,850,218
4.63%, 02/01/44	7,090	8,390,377
4.70%, 02/01/36 (Call 08/01/35)	479	567,965
4.90%, 02/01/46 (Call 08/01/45)	897	1,098,664
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	1,222	1,332,676
3.50%, 06/01/30 (Call 03/01/30)	1,161	1,330,274
3.75%, 07/15/42	5,272	5,651,953
4.00%, 04/13/28 (Call 01/13/28)	9,002	10,431,608
4.15%, 01/23/25 (Call 12/23/24)	3,244	3,686,384
4.35%, 06/01/40 (Call 12/01/39)	2,217	2,571,498
4.38%, 04/15/38 (Call 10/15/37)	6,263	7,215,602
4.44%, 10/06/48 (Call 04/06/48)	5,435	6,371,070
4.50%, 06/01/50 (Call 12/01/49)	12,661	15,324,748
4.60%, 04/15/48 (Call 10/15/47)	11,785	14,069,876
4.60%, 06/01/60 (Call 12/01/59)	235	287,875
4.75%, 01/23/29 (Call 10/23/28)	11,046	13,464,743
4.75%, 04/15/58 (Call 10/15/57)	5,136	6,347,428
4.90%, 01/23/31 (Call 10/23/30)	2,714	3,430,632
4.95%, 01/15/42	3,225	3,913,634
5.45%, 01/23/39 (Call 07/23/38)	8,933	11,368,404
5.55%, 01/23/49 (Call 07/23/48)	11,128	14,956,700
5.80%, 01/23/59 (Call 07/23/58)	7,443	10,703,778
5.88%, 06/15/35	325	450,219
8.00%, 11/15/39	3,235	5,135,045
8.20%, 01/15/39	4,042	6,507,539
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,475	4,628,806
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	150	167,229
4.00%, 04/15/38 (Call 10/15/37)	216	260,902
4.50%, 07/15/45 (Call 01/15/45)	1,371	1,819,056
Coca-Cola Co. (The)
1.45%, 06/01/27	1,489	1,539,552
1.65%, 06/01/30	3,345	3,469,467
1.75%, 09/06/24	3,912	4,107,248
2.13%, 09/06/29	4,386	4,704,160
2.20%, 05/25/22	3,321	3,431,955
2.25%, 09/01/26	1,895	2,060,358
2.50%, 04/01/23	1,496	1,579,148

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.50%, 06/01/40	$1,229	$1,273,084
2.55%, 06/01/26	3,594	3,953,903
2.60%, 06/01/50	2,579	2,631,612
2.75%, 06/01/60	3,384	3,441,054
2.88%, 10/27/25	5,366	5,960,714
2.90%, 05/25/27	3,105	3,468,627
2.95%, 03/25/25	1,388	1,532,241
3.20%, 11/01/23	7,970	8,676,381
3.38%, 03/25/27	1,061	1,222,845
3.45%, 03/25/30	4,474	5,336,856
4.13%, 03/25/40	5,985	7,666,845
4.20%, 03/25/50	4,336	5,732,062
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,429,301
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	2,092	2,903,340
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	3,427	3,571,894
2.70%, 05/09/22 (Call 04/09/22)	1,754	1,814,899
2.88%, 05/01/30 (Call 02/01/30)	3,311	3,573,960
3.15%, 08/01/29 (Call 05/01/29)	2,539	2,775,355
3.20%, 02/15/23 (Call 01/15/23)	3,920	4,154,416
3.50%, 05/09/27 (Call 02/09/27)	2,410	2,698,670
3.60%, 02/15/28 (Call 11/15/27)	1,077	1,209,686
3.70%, 12/06/26 (Call 09/06/26)	2,253	2,590,702
3.75%, 05/01/50 (Call 11/01/49)	1,470	1,626,158
4.10%, 02/15/48 (Call 08/15/47)	1,376	1,577,529
4.25%, 05/01/23	4,553	4,990,452
4.40%, 11/15/25 (Call 09/15/25)	1,904	2,223,301
4.50%, 05/09/47 (Call 11/09/46)	3,042	3,719,545
4.65%, 11/15/28 (Call 08/15/28)	1,714	2,063,570
4.75%, 11/15/24	868	1,004,979
4.75%, 12/01/25	732	867,457
5.25%, 11/15/48 (Call 05/15/48)	1,000	1,339,370
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,005	1,035,170
2.00%, 04/29/30 (Call 01/29/30)	2,741	2,852,915
2.13%, 10/24/24 (Call 09/24/24)	3,560	3,763,134
2.13%, 04/29/32 (Call 01/29/32)	2,908	3,021,034
2.38%, 10/24/29 (Call 07/24/29)	1,765	1,893,227
2.63%, 04/29/23 (Call 01/29/23)	3,458	3,635,015
3.50%, 09/18/23 (Call 08/18/23)	1,057	1,147,236
3.88%, 05/18/28 (Call 02/18/28)	1,266	1,485,740
3.88%, 04/29/43 (Call 10/29/42)	1,719	2,084,219
5.88%, 09/30/36	1,775	2,553,728
Diageo Investment Corp.
2.88%, 05/11/22	2,857	2,976,623
4.25%, 05/11/42	552	691,954
7.45%, 04/15/35	2,035	3,389,883
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	300	312,594
3.50%, 01/16/50 (Call 07/16/49)	6,465	6,934,747
4.38%, 05/10/43	530	647,194
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	2,051	2,226,566
3.13%, 12/15/23 (Call 10/15/23)	2,280	2,455,104
3.20%, 05/01/30 (Call 02/01/30)	3,932	4,407,851
3.40%, 11/15/25 (Call 08/15/25)	2,120	2,377,644
3.43%, 06/15/27 (Call 03/15/27)	1,950	2,180,490
3.80%, 05/01/50 (Call 11/01/49)	825	959,797
4.06%, 05/25/23 (Call 04/25/23)	4,125	4,506,191

Security	Par (000)	Value

Beverages (continued)
4.42%, 05/25/25 (Call 03/25/25)	$1,330	$1,542,268
4.42%, 12/15/46 (Call 06/15/46)	3,142	3,916,000
4.50%, 11/15/45 (Call 05/15/45)	3,570	4,512,766
4.60%, 05/25/28 (Call 02/25/28)	6,679	8,078,184
4.99%, 05/25/38 (Call 11/25/37)	1,369	1,788,229
5.09%, 05/25/48 (Call 11/25/47)	1,566	2,116,339
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,828	1,954,370
3.50%, 05/01/22	3,019	3,152,742
4.20%, 07/15/46 (Call 01/15/46)	5,217	5,413,368
5.00%, 05/01/42	3,947	4,457,071
PepsiCo Inc.
0.75%, 05/01/23	2,344	2,373,675
1.63%, 05/01/30 (Call 02/01/30)	3,995	4,130,430
1.70%, 10/06/21 (Call 09/06/21)	1,361	1,380,707
2.25%, 05/02/22 (Call 04/02/22)	4,054	4,180,160
2.25%, 03/19/25 (Call 02/19/25)	9,212	9,892,675
2.38%, 10/06/26 (Call 07/06/26)	5,444	5,961,997
2.63%, 03/19/27 (Call 01/19/27)	3,765	4,170,905
2.63%, 07/29/29 (Call 04/29/29)	5,633	6,273,866
2.75%, 03/05/22	3,977	4,124,348
2.75%, 03/01/23	1,069	1,132,509
2.75%, 04/30/25 (Call 01/30/25)	1,701	1,859,193
2.75%, 03/19/30 (Call 12/19/29)	9,265	10,411,914
2.85%, 02/24/26 (Call 11/24/25)	2,354	2,611,692
2.88%, 10/15/49 (Call 04/15/49)	2,220	2,380,994
3.00%, 10/15/27 (Call 07/15/27)	4,517	5,096,621
3.10%, 07/17/22 (Call 05/17/22)	4,162	4,358,696
3.38%, 07/29/49 (Call 01/29/49)	3,545	4,051,580
3.45%, 10/06/46 (Call 04/06/46)	3,542	4,122,463
3.50%, 07/17/25 (Call 04/17/25)	3,105	3,511,972
3.50%, 03/19/40 (Call 09/19/39)	4,216	4,968,008
3.60%, 03/01/24 (Call 12/01/23)	3,574	3,932,043
3.60%, 08/13/42	1,127	1,372,697
3.63%, 03/19/50 (Call 09/19/49)	5,678	6,913,476
3.88%, 03/19/60 (Call 09/19/59)	640	818,445
4.00%, 03/05/42	3,038	3,865,217
4.00%, 05/02/47 (Call 11/02/46)	3,299	4,182,076
4.25%, 10/22/44 (Call 04/22/44)	1,466	1,891,624
4.45%, 04/14/46 (Call 10/14/45)	5,993	7,984,893
4.60%, 07/17/45 (Call 01/17/45)	2,910	3,974,856
4.88%, 11/01/40	175	242,877
5.50%, 01/15/40	475	705,147
7.00%, 03/01/29	1,860	2,694,303

		581,322,209

Biotechnology — 0.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,770	1,860,217
2.20%, 02/21/27 (Call 12/21/26)	666	705,800
2.25%, 08/19/23 (Call 06/19/23)(d)	3,419	3,585,950
2.30%, 02/25/31 (Call 11/25/30)	5,946	6,263,933
2.45%, 02/21/30 (Call 11/21/29)	1,667	1,784,257
2.60%, 08/19/26 (Call 05/19/26)	7,734	8,488,993
2.65%, 05/11/22 (Call 04/11/22)	4,262	4,415,943
2.70%, 05/01/22 (Call 03/01/22)	775	801,148
2.77%, 09/01/53 (Call 03/01/53)(b)	6,611	6,503,968
3.13%, 05/01/25 (Call 02/01/25)	4,945	5,455,275
3.15%, 02/21/40 (Call 08/21/39)	9,976	10,618,654
3.20%, 11/02/27 (Call 08/02/27)	1,851	2,081,061
3.38%, 02/21/50 (Call 08/21/49)	2,951	3,228,748

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.63%, 05/15/22 (Call 02/15/22)	$6,789	$7,107,268
3.63%, 05/22/24 (Call 02/22/24)	6,879	7,589,807
3.88%, 11/15/21 (Call 08/15/21)	1,661	1,715,377
4.40%, 05/01/45 (Call 11/01/44)	9,123	11,353,847
4.56%, 06/15/48 (Call 12/15/47)	6,064	7,861,370
4.66%, 06/15/51 (Call 12/15/50)	13,631	17,993,738
4.95%, 10/01/41	3,107	4,120,659
5.15%, 11/15/41 (Call 05/15/41)	1,115	1,493,041
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	4,990	5,714,947
5.25%, 06/23/45 (Call 12/23/44)	1,078	1,515,582
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	8,842	9,131,133
3.15%, 05/01/50 (Call 11/01/49)	8,013	8,131,833
3.63%, 09/15/22	4,309	4,582,578
4.05%, 09/15/25 (Call 06/15/25)	6,623	7,637,710
5.20%, 09/15/45 (Call 03/15/45)	2,900	3,942,260
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	3,153	3,224,825
2.50%, 09/01/23 (Call 07/01/23)	1,597	1,689,706
2.95%, 03/01/27 (Call 12/01/26)	460	515,140
3.25%, 09/01/22 (Call 07/01/22)	4,811	5,066,705
3.50%, 02/01/25 (Call 11/01/24)	1,234	1,378,760
3.65%, 03/01/26 (Call 12/01/25)	3,440	3,936,323
3.70%, 04/01/24 (Call 01/01/24)	6,524	7,201,583
4.00%, 09/01/36 (Call 03/01/36)	1,372	1,715,617
4.15%, 03/01/47 (Call 09/01/46)	7,593	9,736,276
4.40%, 12/01/21 (Call 09/01/21)	495	515,072
4.50%, 02/01/45 (Call 08/01/44)	6,115	7,946,871
4.60%, 09/01/35 (Call 03/01/35)	3,856	5,134,842
4.75%, 03/01/46 (Call 09/01/45)	8,263	11,084,980
4.80%, 04/01/44 (Call 10/01/43)	5,110	6,829,873
5.65%, 12/01/41 (Call 06/01/41)	4,646	6,829,016
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	4,850	4,750,526
2.80%, 09/15/50 (Call 03/15/50)	5,145	4,924,640
Royalty Pharma PLC
0.75%, 09/02/23(b)	500	499,570
1.75%, 09/02/27 (Call 07/02/27)(b)	100	100,044
2.20%, 09/02/30 (Call 06/02/30)(b)	100	99,188
3.30%, 09/02/40 (Call 03/02/40)(b)	100	98,338
3.55%, 09/02/50 (Call 03/02/50)(b)	100	96,919

		239,059,911

Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	3,270	3,362,737
2.24%, 02/15/25 (Call 01/15/25)(b)	4,202	4,404,200
2.49%, 02/15/27 (Call 12/15/26)(b)	2,717	2,855,187
2.70%, 02/15/31 (Call 11/15/30)(b)	1,767	1,852,841
2.72%, 02/15/30 (Call 11/15/29)(b)	5,362	5,629,296
3.38%, 04/05/40 (Call 10/05/39)(b)	5,981	6,227,477
3.58%, 04/05/50 (Call 10/05/49)(b)	6,200	6,583,718
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	150	156,668
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,087	2,331,784
4.00%, 09/21/23 (Call 08/21/23)	1,802	1,980,560
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	233	252,274
3.90%, 02/14/26 (Call 11/14/25)	979	1,100,141
4.50%, 02/15/47 (Call 08/15/46)	2,857	3,461,113

Security	Par (000)	Value

Building Materials (continued)
4.63%, 07/02/44 (Call 01/02/44)	$1,364	$1,645,830
4.95%, 07/02/64 (Call 01/02/64)(c)	1,546	1,917,828
5.13%, 09/14/45 (Call 03/14/45)	245	317,442
6.00%, 01/15/36	454	598,172
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	300	302,811
3.00%, 11/15/23 (Call 09/15/23)	1,380	1,452,146
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	674	745,983
3.50%, 12/15/27 (Call 09/15/27)	2,155	2,417,307
4.25%, 07/02/24 (Call 04/02/24)	450	499,442
4.25%, 12/15/47 (Call 06/15/47)	2,495	2,818,327
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,311	2,424,724
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	2,100	2,250,276
4.38%, 04/01/26 (Call 01/01/26)	1,599	1,873,724
4.45%, 04/01/25 (Call 01/01/25)	2,756	3,172,928
4.50%, 05/15/47 (Call 11/15/46)	810	886,909
5.95%, 03/15/22	20	21,564
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,012	2,160,687
3.88%, 06/01/30 (Call 03/01/30)	2,550	2,869,132
3.95%, 08/15/29 (Call 05/15/29)	1,703	1,920,184
4.20%, 12/01/24 (Call 09/01/24)	284	314,164
4.30%, 07/15/47 (Call 01/15/47)	2,611	2,815,624
4.40%, 01/30/48 (Call 07/30/47)	1,539	1,694,993
7.00%, 12/01/36	562	746,673
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,155	3,580,957
3.90%, 04/01/27 (Call 01/01/27)	647	727,299
4.50%, 04/01/25 (Call 01/01/25)	1,495	1,707,634
4.50%, 06/15/47 (Call 12/15/46)	2,604	3,055,403
4.70%, 03/01/48 (Call 09/01/47)	895	1,074,931

		86,211,090

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,250	1,303,050
1.85%, 05/15/27 (Call 03/15/27)	3,560	3,761,389
2.05%, 05/15/30 (Call 02/15/30)	3,739	3,952,310
2.70%, 05/15/40 (Call 11/15/39)	3,564	3,815,654
2.80%, 05/15/50 (Call 11/15/49)	2,739	2,909,284
3.00%, 11/03/21	1,957	2,016,415
3.35%, 07/31/24 (Call 04/30/24)	1,325	1,454,320
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	258	285,147
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	4,015	4,365,228
5.45%, 12/01/44 (Call 06/01/44)	425	452,362
Cabot Corp.
3.70%, 07/15/22	370	385,559
4.00%, 07/01/29 (Call 04/01/29)	3,779	4,019,004
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	1,653	1,767,834
4.63%, 11/15/22	2,246	2,422,221
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	1,115	1,204,802
3.50%, 10/01/24 (Call 07/01/24)	728	798,237
3.63%, 05/15/26 (Call 03/15/26)	777	868,173
4.25%, 10/01/34 (Call 04/01/34)	4,752	5,623,517
4.38%, 11/15/42 (Call 05/15/42)	4,190	4,737,926
4.55%, 11/30/25 (Call 09/30/25)	1,601	1,858,777

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.63%, 10/01/44 (Call 04/01/44)	$2,425	$2,792,194
4.80%, 11/30/28 (Call 08/30/28)	2,000	2,429,360
4.80%, 05/15/49 (Call 11/15/48)	1,915	2,288,846
5.25%, 11/15/41 (Call 05/15/41)	5,454	6,650,717
5.55%, 11/30/48 (Call 05/30/48)	2,083	2,746,019
7.38%, 11/01/29	1,845	2,619,162
9.40%, 05/15/39	1,609	2,742,846
DuPont de Nemours Inc.
2.17%, 05/01/23	6,604	6,735,486
4.21%, 11/15/23 (Call 10/15/23)	9,263	10,235,059
4.49%, 11/15/25 (Call 09/25/25)	6,232	7,244,451
4.73%, 11/15/28 (Call 08/15/28)	8,132	9,895,099
5.32%, 11/15/38 (Call 05/15/38)	7,868	10,135,872
5.42%, 11/15/48 (Call 05/15/48)	5,478	7,471,609
Eastman Chemical Co.
3.50%, 12/01/21	1,693	1,751,290
3.60%, 08/15/22 (Call 05/15/22)	2,348	2,459,389
3.80%, 03/15/25 (Call 12/15/24)	4,122	4,560,663
4.50%, 12/01/28 (Call 09/01/28)	387	457,701
4.65%, 10/15/44 (Call 04/15/44)	3,709	4,362,711
4.80%, 09/01/42 (Call 03/01/42)	1,671	1,987,153
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	5,225	5,103,466
2.13%, 08/15/50 (Call 02/15/50)	5,385	4,975,740
2.38%, 08/10/22 (Call 07/10/22)	3,713	3,852,349
2.70%, 11/01/26 (Call 08/01/26)	2,608	2,924,142
3.25%, 01/14/23 (Call 11/19/22)	1,470	1,559,420
3.25%, 12/01/27 (Call 09/01/27)	745	844,234
3.95%, 12/01/47 (Call 06/01/47)	4,109	5,237,496
4.35%, 12/08/21	3,388	3,550,929
4.80%, 03/24/30 (Call 12/24/29)	1,067	1,354,119
5.50%, 12/08/41	388	559,496
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	4,245	4,418,875
2.30%, 07/15/30 (Call 04/15/30)	5,335	5,651,472
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	899	1,002,906
3.45%, 10/01/29 (Call 07/01/29)	658	735,802
3.95%, 02/01/22 (Call 11/01/21)	700	724,437
4.10%, 02/01/24 (Call 11/01/23)	1,908	2,080,769
4.50%, 10/01/49 (Call 04/01/49)	1,195	1,500,060
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	2,038	2,265,257
5.13%, 11/15/22 (Call 08/15/22)	713	762,832
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	2,005	2,085,260
4.38%, 06/01/47 (Call 12/01/46)	2,430	2,759,945
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,625,810
5.00%, 09/26/48 (Call 03/26/48)	1,625	2,023,873
Lubrizol Corp. (The), 6.50%, 10/01/34	212	327,852
LYB International Finance BV
4.00%, 07/15/23	3,342	3,639,004
4.88%, 03/15/44 (Call 09/15/43)	3,110	3,698,847
5.25%, 07/15/43	3,646	4,465,220
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,530	3,930,161
LYB International Finance III LLC
2.88%, 05/01/25 (Call 04/01/25)	415	445,756
3.38%, 05/01/30 (Call 02/01/30)	2,976	3,244,376
4.20%, 10/15/49 (Call 04/15/49)	1,534	1,694,564

Security	Par (000)	Value

Chemicals (continued)
4.20%, 05/01/50 (Call 11/01/49)	$3,668	$4,034,983
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,517	4,017,117
5.75%, 04/15/24 (Call 01/15/24)	736	849,933
6.00%, 11/15/21 (Call 08/17/21)	2,942	3,093,248
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	2,050	2,140,631
3.75%, 11/15/21 (Call 08/15/21)	2,671	2,733,208
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,280,686
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,951,747
4.88%, 11/15/41 (Call 05/15/41)	1,090	1,133,807
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,746,917
5.63%, 11/15/43 (Call 05/15/43)	923	1,064,708
NewMarket Corp., 4.10%, 12/15/22	1,153	1,232,834
Nutrien Ltd.
1.90%, 05/13/23	137	141,703
3.00%, 04/01/25 (Call 01/01/25)	2,055	2,229,696
3.15%, 10/01/22 (Call 07/01/22)	2,965	3,105,422
3.38%, 03/15/25 (Call 12/15/24)	2,217	2,454,241
3.50%, 06/01/23 (Call 03/01/23)	650	695,032
3.63%, 03/15/24 (Call 12/15/23)	3,418	3,727,978
3.95%, 05/13/50 (Call 11/13/49)	1,000	1,156,570
4.00%, 12/15/26 (Call 09/15/26)	3,856	4,446,508
4.13%, 03/15/35 (Call 09/15/34)	2,190	2,517,690
4.20%, 04/01/29 (Call 01/01/29)	1,769	2,089,207
4.90%, 06/01/43 (Call 12/01/42)	2,203	2,678,407
5.00%, 04/01/49 (Call 10/01/48)	2,032	2,657,958
5.25%, 01/15/45 (Call 07/15/44)	2,781	3,520,051
5.63%, 12/01/40	951	1,213,001
5.88%, 12/01/36	1,140	1,403,078
6.13%, 01/15/41 (Call 07/15/40)	1,833	2,424,124
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	1,356	1,442,337
2.55%, 06/15/30 (Call 03/15/30)	936	997,785
2.80%, 08/15/29 (Call 05/15/29)	1,415	1,536,237
3.20%, 03/15/23 (Call 02/15/23)	1,275	1,356,804
3.75%, 03/15/28 (Call 12/15/27)(d)	3,022	3,636,524
Praxair Inc.
1.10%, 08/10/30 (Call 05/10/30)	5,400	5,281,254
2.00%, 08/10/50 (Call 02/10/50)	4,990	4,629,023
2.20%, 08/15/22 (Call 05/15/22)	2,212	2,280,948
2.45%, 02/15/22 (Call 11/15/21)	2,453	2,514,153
2.65%, 02/05/25 (Call 11/05/24)	4,335	4,691,424
2.70%, 02/21/23 (Call 11/21/22)	1,345	1,409,842
3.20%, 01/30/26 (Call 10/30/25)	1,989	2,232,036
3.55%, 11/07/42 (Call 05/07/42)	1,477	1,766,167
Rohm & Haas Co., 7.85%, 07/15/29	2,347	3,337,598
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,753	1,825,434
3.75%, 03/15/27 (Call 12/15/26)	2,097	2,280,928
4.25%, 01/15/48 (Call 07/15/47)	116	123,189
4.55%, 03/01/29 (Call 12/01/28)	1,879	2,188,396
5.25%, 06/01/45 (Call 12/01/44)	1,415	1,707,523
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	3,486	3,630,111
2.95%, 08/15/29 (Call 05/15/29)	1,675	1,845,180
3.13%, 06/01/24 (Call 04/01/24)	1,475	1,602,012
3.30%, 05/15/50 (Call 11/15/49)	1,040	1,118,052
3.45%, 08/01/25 (Call 05/01/25)	2,425	2,697,885
3.45%, 06/01/27 (Call 03/01/27)	7,383	8,384,135

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 08/15/49 (Call 02/15/49)	$2,440	$2,830,668
3.95%, 01/15/26 (Call 10/15/25)	1,725	1,961,480
4.00%, 12/15/42 (Call 06/15/42)	1,445	1,596,971
4.20%, 01/15/22 (Call 10/15/21)	2,421	2,520,309
4.50%, 06/01/47 (Call 12/01/46)	4,188	5,301,631
4.55%, 08/01/45 (Call 02/01/45)	312	382,914
Syngenta Finance NV, 3.13%, 03/28/22	1,023	1,040,984
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	1,961	2,086,033
3.60%, 08/15/26 (Call 05/15/26)	5,121	5,583,990
4.38%, 11/15/47 (Call 05/15/47)	55	57,656
5.00%, 08/15/46 (Call 02/15/46)	2,755	3,128,936

		369,358,339

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,275	1,442,025
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	12,100	11,982,388
3.38%, 09/15/25 (Call 06/15/25)	3,105	3,511,289
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	200	203,524
5.25%, 10/01/25 (Call 07/01/25)	1,789	2,014,879
5.50%, 11/01/22 (Call 05/01/22)	3,427	3,674,052
California Institute of Technology
3.65%, 09/01/19 (Call 03/01/19)	1,836	2,035,849
4.32%, 08/01/45	303	396,003
4.70%, 11/01/11	1,300	1,831,258
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,600	2,694,692
3.25%, 06/01/22 (Call 03/01/22)	3,781	3,932,996
3.70%, 04/01/27 (Call 01/01/27)	3,539	4,052,474
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	960	1,371,773
Duke University
Series 2020, 2.68%, 10/01/44	1,526	1,590,748
Series 2020, 2.76%, 10/01/50	1,223	1,297,065
Series 2020, 2.83%, 10/01/55	1,790	1,909,930
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	17	17,910
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	5,623	6,007,557
2.60%, 12/15/25 (Call 11/15/25)	400	429,548
3.10%, 05/15/30 (Call 02/15/30)	315	345,627
3.30%, 12/15/22 (Call 09/15/22)	2,146	2,254,695
3.95%, 06/15/23 (Call 05/15/23)	1,230	1,331,586
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	575	591,318
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	882	935,661
George Washington University (The)
4.87%, 09/15/45	1,100	1,499,696
Series 2014, 4.30%, 09/15/44	50	63,252
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,801	3,662,279
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	729	746,955
Series A, 5.22%, 10/01/18 (Call 04/01/18)	436	626,693
Series B, 4.32%, 04/01/49 (Call 10/01/48)	583	756,320
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	1,926	2,060,165
2.90%, 05/15/30 (Call 02/15/30)	3,704	3,993,505
3.20%, 08/15/29 (Call 05/15/29)	3,122	3,423,804
3.75%, 06/01/23 (Call 03/01/23)	1,629	1,750,475

Security	Par (000)	Value

Commercial Services (continued)
4.00%, 06/01/23 (Call 05/01/23)	$3,137	$3,406,468
4.15%, 08/15/49 (Call 02/15/49)	3,411	4,047,731
4.45%, 06/01/28 (Call 03/01/28)	3,461	4,054,008
4.80%, 04/01/26 (Call 01/01/26)	2,663	3,140,902
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	1,235	1,331,453
4.13%, 08/01/23 (Call 07/01/23)	1,998	2,185,872
4.25%, 05/01/29 (Call 02/01/29)	3,504	4,103,640
4.75%, 08/01/28 (Call 05/01/28)	1,481	1,775,645
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	133	178,168
Series A, 2.81%, 01/01/60 (Call 07/01/59)	85	89,305
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	1,000	1,033,640
3.65%, 05/01/48 (Call 11/01/47)	2,416	3,034,858
Massachusetts Institute of Technology
3.89%, 07/01/16	274	340,689
3.96%, 07/01/38	576	716,769
4.68%, 07/01/14	2,086	3,099,900
5.60%, 07/01/11	2,246	3,978,093
Series F, 2.99%, 07/01/50 (Call 01/01/50)	1,841	2,151,724
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,044	1,048,009
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	154	144,991
2.63%, 01/15/23 (Call 12/15/22)	3,944	4,133,904
2.75%, 12/15/21 (Call 11/15/21)	1,924	1,981,489
3.25%, 01/15/28 (Call 10/15/27)	3,235	3,629,346
3.25%, 05/20/50 (Call 11/20/49)	880	970,781
3.75%, 03/24/25 (Call 02/24/25)	220	249,284
4.25%, 02/01/29 (Call 11/01/28)	1,376	1,648,324
4.50%, 09/01/22 (Call 06/01/22)	632	677,340
4.88%, 02/15/24 (Call 11/15/23)	4,305	4,872,012
4.88%, 12/17/48 (Call 06/17/48)	796	1,071,305
5.25%, 07/15/44	920	1,278,662
Northeastern University, Series 2020, 2.89%, 10/01/50	256	268,211
Northwestern University
4.64%, 12/01/44	600	819,114
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,364	1,720,127
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,082	1,129,976
PayPal Holdings Inc.
1.35%, 06/01/23	5,601	5,735,648
1.65%, 06/01/25 (Call 05/01/25)	3,128	3,255,278
2.20%, 09/26/22	1,055	1,093,497
2.30%, 06/01/30 (Call 03/01/30)	3,475	3,702,369
2.40%, 10/01/24 (Call 09/01/24)	5,218	5,573,398
2.65%, 10/01/26 (Call 08/01/26)	3,254	3,569,996
2.85%, 10/01/29 (Call 07/01/29)	3,574	3,963,280
3.25%, 06/01/50 (Call 12/01/49)	3,649	4,156,758
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,349	1,399,709
3.15%, 07/15/46 (Call 01/15/46)	175	200,529
3.30%, 07/15/56 (Call 01/15/56)	1,750	2,117,167
4.88%, 10/15/40	600	838,452
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	147	161,479
3.50%, 03/16/23 (Call 02/16/23)	1,204	1,286,426
4.00%, 03/18/29 (Call 12/18/28)	3,794	4,479,045
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,095	3,059,469
2.30%, 08/15/60 (Call 02/15/60)	1,130	1,043,984

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.50%, 12/01/29 (Call 09/01/29)	$1,393	$1,516,267
2.95%, 01/22/27 (Call 10/22/26)	2,562	2,856,169
3.25%, 12/01/49 (Call 06/01/49)	1,505	1,759,405
4.00%, 06/15/25 (Call 03/15/25)	1,940	2,222,076
4.40%, 02/15/26 (Call 11/15/25)	2,601	3,097,115
Trustees of Boston College, 3.13%, 07/01/52	1,568	1,781,907
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	817	1,073,644
Trustees of Princeton University (The)
5.70%, 03/01/39	2,300	3,569,117
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,024	1,055,570
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/19 (Call 08/15/18)	1,753	2,019,947
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	973	976,999
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	830	1,057,652
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	232	241,598
Series C, 2.55%, 04/01/50 (Call 10/01/49)	912	908,680
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	4,486	5,412,718
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	735	787,111
3.03%, 10/01/39	4,414	4,838,759
5.25%, 10/01/11	410	656,738
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,938	2,468,431
Series A, 3.23%, 10/01/20 (Call 04/01/20)	652	678,041
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,044	2,345,143
4.00%, 06/15/25 (Call 03/15/25)	3,416	3,910,842
4.13%, 09/12/22	2,606	2,777,188
4.13%, 03/15/29 (Call 12/15/28)	1,242	1,479,818
5.50%, 06/15/45 (Call 12/15/44)	2,330	3,291,498
William Marsh Rice University
3.57%, 05/15/45	195	235,330
3.77%, 05/15/55	1,750	2,267,422
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,602	1,617,123
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	489	497,954
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	753	782,420

		242,568,897

Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	150	156,223
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	17,150	17,197,334
0.75%, 05/11/23	2,789	2,822,635
1.13%, 05/11/25 (Call 04/11/25)	5,394	5,535,215
1.25%, 08/20/30 (Call 05/20/30)	16,215	16,269,482
1.65%, 05/11/30 (Call 02/11/30)	4,941	5,120,803
1.70%, 09/11/22	2,806	2,884,736
1.80%, 09/11/24 (Call 08/11/24)	1,867	1,962,086
2.05%, 09/11/26 (Call 07/11/26)	10,493	11,282,283
2.10%, 09/12/22 (Call 08/12/22)	2,916	3,019,285
2.15%, 02/09/22	4,331	4,448,024
2.20%, 09/11/29 (Call 06/11/29)	3,437	3,710,998
2.30%, 05/11/22 (Call 04/11/22)	5,394	5,565,475
2.40%, 01/13/23 (Call 12/13/22)	2,711	2,839,474
2.40%, 05/03/23	15,392	16,247,949
2.40%, 08/20/50 (Call 06/20/50)	15,830	15,763,197
2.45%, 08/04/26 (Call 05/04/26)	6,916	7,584,708
2.50%, 02/09/22 (Call 01/09/22)	4,923	5,069,902

Security	Par (000)	Value

Computers (continued)
2.50%, 02/09/25	$5,461	$5,919,833
2.55%, 08/20/60 (Call 02/20/60)	9,360	9,299,909
2.65%, 05/11/50 (Call 11/11/49)	4,387	4,533,263
2.70%, 05/13/22	6,566	6,830,807
2.75%, 01/13/25 (Call 11/13/24)	7,303	7,972,466
2.85%, 02/23/23 (Call 12/23/22)	5,778	6,115,377
2.85%, 05/11/24 (Call 03/11/24)	7,152	7,739,966
2.90%, 09/12/27 (Call 06/12/27)	5,569	6,265,905
2.95%, 09/11/49 (Call 03/11/49)	5,445	5,869,438
3.00%, 02/09/24 (Call 12/09/23)	4,627	5,003,777
3.00%, 06/20/27 (Call 03/20/27)	4,295	4,845,104
3.00%, 11/13/27 (Call 08/13/27)	5,930	6,719,342
3.20%, 05/13/25	7,873	8,822,563
3.20%, 05/11/27 (Call 02/11/27)	3,794	4,317,838
3.25%, 02/23/26 (Call 11/23/25)	9,685	10,948,505
3.35%, 02/09/27 (Call 11/09/26)	7,405	8,480,280
3.45%, 05/06/24	10,516	11,634,587
3.45%, 02/09/45	6,574	7,685,598
3.75%, 09/12/47 (Call 03/12/47)	2,964	3,597,792
3.75%, 11/13/47 (Call 05/13/47)	5,222	6,342,589
3.85%, 05/04/43	9,423	11,599,996
3.85%, 08/04/46 (Call 02/04/46)	5,646	6,943,507
4.25%, 02/09/47 (Call 08/09/46)	4,511	5,914,282
4.38%, 05/13/45	3,880	5,105,886
4.45%, 05/06/44	2,300	3,072,662
4.50%, 02/23/36 (Call 08/23/35)	2,672	3,551,890
4.65%, 02/23/46 (Call 08/23/45)	8,909	12,168,179
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	5,888	6,369,344
4.90%, 10/01/26 (Call 08/01/26)(b)	6,523	7,372,621
5.30%, 10/01/29 (Call 07/01/29)(b)	7,036	8,034,338
5.45%, 06/15/23 (Call 04/15/23)(b)	11,657	12,868,978
5.85%, 07/15/25 (Call 06/15/25)(b)	3,506	4,113,660
6.02%, 06/15/26 (Call 03/15/26)(b)	5,049	5,927,274
6.10%, 07/15/27 (Call 05/15/27)(b)	3,814	4,485,302
6.20%, 07/15/30 (Call 04/15/30)(b)	3,111	3,766,208
8.10%, 07/15/36 (Call 01/15/36)(b)	5,124	6,824,041
8.35%, 07/15/46 (Call 01/15/46)(b)	5,930	8,021,214
DXC Technology Co.
4.00%, 04/15/23	585	617,824
4.13%, 04/15/25 (Call 03/15/25)	1,187	1,285,224
4.25%, 04/15/24 (Call 02/15/24)	2,422	2,631,237
4.75%, 04/15/27 (Call 01/15/27)	1,257	1,401,467
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	3,400	3,534,470
3.70%, 04/01/22 (Call 03/01/22)	2,644	2,708,011
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	2,441	2,470,243
2.25%, 04/01/23 (Call 03/01/23)	3,405	3,530,202
3.50%, 10/05/21 (Call 09/05/21)	1,098	1,130,797
4.40%, 10/15/22 (Call 08/15/22)	4,388	4,702,049
4.45%, 10/02/23 (Call 09/02/23)	1,534	1,691,879
4.65%, 10/01/24 (Call 09/01/24)	6,237	7,052,550
4.90%, 10/15/25 (Call 07/15/25)	3,088	3,565,837
6.20%, 10/15/35 (Call 04/15/35)	4,577	5,674,382
6.35%, 10/15/45 (Call 04/15/45)	5,308	6,792,701
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	3,350	3,533,379
3.00%, 06/17/27 (Call 04/17/27)	2,306	2,500,396
3.40%, 06/17/30 (Call 03/17/30)	2,623	2,833,889

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.05%, 09/15/22	$2,067	$2,205,944
6.00%, 09/15/41	4,047	4,952,638
IBM Credit LLC
2.20%, 09/08/22	3,150	3,267,211
3.00%, 02/06/23	3,391	3,605,515
3.60%, 11/30/21	1,631	1,697,528
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	8,485	8,786,811
1.88%, 08/01/22	4,446	4,577,024
1.95%, 05/15/30 (Call 02/15/30)	10,430	10,807,775
2.50%, 01/27/22	2,747	2,831,553
2.85%, 05/13/22	3,863	4,027,525
2.85%, 05/15/40 (Call 11/15/39)	1,190	1,263,471
2.88%, 11/09/22	5,338	5,628,227
2.95%, 05/15/50 (Call 11/15/49)	2,065	2,142,954
3.00%, 05/15/24	9,045	9,833,091
3.30%, 05/15/26	6,517	7,400,640
3.30%, 01/27/27	2,835	3,210,127
3.38%, 08/01/23	6,552	7,108,265
3.45%, 02/19/26	4,118	4,690,896
3.50%, 05/15/29	8,352	9,700,180
3.63%, 02/12/24	5,817	6,415,104
4.00%, 06/20/42	3,491	4,199,987
4.15%, 05/15/39	8,235	10,105,251
4.25%, 05/15/49	11,329	14,345,799
4.70%, 02/19/46	1,265	1,673,608
5.60%, 11/30/39	2,523	3,599,816
5.88%, 11/29/32	2,928	4,263,285
6.22%, 08/01/27	1,535	2,027,827
6.50%, 01/15/28	1,415	1,915,231
7.00%, 10/30/25	3,162	4,148,101
7.13%, 12/01/96	760	1,340,154
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	183	193,184
3.63%, 05/15/25 (Call 04/15/25)(b)	310	345,851
4.38%, 05/15/30 (Call 02/15/30)(b)	375	439,909
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,300	4,478,364
2.38%, 06/22/27 (Call 04/22/27)	152	159,597
2.70%, 06/22/30 (Call 03/22/30)	510	535,704
3.30%, 09/29/24 (Call 07/29/24)	597	650,390
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	5,128	5,492,806
4.13%, 01/15/31 (Call 10/15/30)(b)	1,075	1,163,290
4.75%, 06/01/23	1,190	1,283,272
4.75%, 01/01/25	50	54,460
4.88%, 03/01/24 (Call 01/01/24)	2,035	2,229,200
4.88%, 06/01/27 (Call 03/01/27)	1,526	1,703,397
5.75%, 12/01/34 (Call 06/01/34)	1,511	1,719,730

		612,441,359

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	723	756,851
2.25%, 11/15/22	4,225	4,403,464
2.30%, 05/03/22	2,474	2,558,759
2.45%, 11/15/21	691	708,987
3.25%, 03/15/24	446	489,797
3.70%, 08/01/47 (Call 02/01/47)	1,524	1,994,733
4.00%, 08/15/45	3,143	4,216,963

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	$2,685	$2,843,281
2.38%, 12/01/29 (Call 09/01/29)	2,253	2,420,623
2.60%, 04/15/30 (Call 01/15/30)	659	722,310
3.13%, 12/01/49 (Call 06/01/49)	2,897	3,246,233
3.15%, 03/15/27 (Call 12/15/26)	1,925	2,178,157
4.15%, 03/15/47 (Call 09/15/46)	1,115	1,418,837
4.38%, 06/15/45 (Call 12/15/44)	456	587,825
6.00%, 05/15/37	1,692	2,469,728
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,898	2,946,831
2.15%, 08/11/22	3,684	3,820,492
2.30%, 02/06/22	3,628	3,735,280
2.45%, 03/25/25 (Call 02/25/25)	7,245	7,862,202
2.45%, 11/03/26	6,158	6,794,491
2.70%, 02/02/26	2,294	2,575,795
2.80%, 03/25/27	1,055	1,182,623
2.85%, 08/11/27	3,715	4,229,305
3.00%, 03/25/30	5,452	6,313,361
3.10%, 08/15/23	2,479	2,685,848
3.50%, 10/25/47	2,801	3,506,768
3.55%, 03/25/40	6,520	7,995,867
3.60%, 03/25/50	3,523	4,469,630
5.50%, 02/01/34	1,514	2,184,460
5.80%, 08/15/34	714	1,059,862
Unilever Capital Corp.
2.00%, 07/28/26	3,539	3,789,703
2.13%, 09/06/29 (Call 06/06/29)	1,244	1,323,093
2.20%, 05/05/22 (Call 04/05/22)	3,032	3,119,109
2.60%, 05/05/24 (Call 03/05/24)	2,724	2,919,801
2.90%, 05/05/27 (Call 02/05/27)	2,784	3,138,236
3.00%, 03/07/22	3,726	3,879,437
3.10%, 07/30/25	585	652,708
3.13%, 03/22/23 (Call 02/22/23)	2,302	2,455,083
3.25%, 03/07/24 (Call 02/07/24)	3,238	3,532,108
3.38%, 03/22/25 (Call 01/22/25)	1,389	1,550,721
3.50%, 03/22/28 (Call 12/22/27)	3,144	3,713,819
5.90%, 11/15/32	4,288	6,351,686

		128,804,867

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	600	629,700
3.75%, 05/15/46 (Call 11/15/45)	2,450	2,817,745
4.20%, 05/15/47 (Call 11/15/46)	2,105	2,601,822
4.60%, 06/15/45 (Call 12/15/44)	2,845	3,672,298

		9,721,565

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	2,662	2,546,682
3.30%, 01/23/23 (Call 12/23/22)	2,992	2,979,852
3.50%, 05/26/22 (Call 04/26/22)	2,056	2,070,680
3.50%, 01/15/25 (Call 11/15/24)	3,306	3,208,440
3.65%, 07/21/27 (Call 04/21/27)	5,101	4,726,485
3.88%, 01/23/28 (Call 10/23/27)	2,115	1,961,155
3.95%, 02/01/22 (Call 01/01/22)	5,192	5,259,548
4.13%, 07/03/23 (Call 06/03/23)	1,972	1,994,343
4.45%, 12/16/21 (Call 11/16/21)	413	421,318
4.45%, 10/01/25 (Call 08/01/25)	1,871	1,870,869

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.45%, 04/03/26 (Call 02/03/26)	$2,678	$2,669,671
4.50%, 09/15/23 (Call 08/15/23)	270	277,628
4.63%, 07/01/22	3,510	3,589,466
4.88%, 01/16/24 (Call 12/16/23)	1,583	1,629,635
5.00%, 10/01/21	691	711,371
6.50%, 07/15/25 (Call 06/15/25)	800	868,016
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	40	42,849
3.50%, 08/01/25	2,500	2,737,850
4.25%, 02/15/24	1,291	1,423,095
Air Lease Corp.
2.25%, 01/15/23	1,774	1,779,925
2.30%, 02/01/25 (Call 01/01/25)	3,270	3,194,561
2.63%, 07/01/22 (Call 06/01/22)	3,531	3,559,813
2.75%, 01/15/23 (Call 12/15/22)	3,386	3,417,388
2.88%, 01/15/26 (Call 12/15/25)	300	297,000
3.00%, 09/15/23 (Call 07/15/23)	429	433,680
3.00%, 02/01/30 (Call 11/01/29)	2,625	2,479,102
3.25%, 03/01/25 (Call 01/01/25)	2,944	2,988,631
3.25%, 10/01/29 (Call 07/01/29)	1,736	1,671,664
3.38%, 07/01/25 (Call 06/01/25)	405	412,853
3.50%, 01/15/22	1,221	1,247,642
3.63%, 04/01/27 (Call 01/01/27)	2,146	2,165,228
3.63%, 12/01/27 (Call 09/01/27)	1,838	1,880,752
3.75%, 02/01/22 (Call 12/01/21)	2,783	2,841,833
3.75%, 06/01/26 (Call 04/01/26)	2,255	2,306,955
3.88%, 07/03/23 (Call 06/03/23)	2,835	2,963,425
4.25%, 02/01/24 (Call 01/01/24)	2,241	2,341,397
4.25%, 09/15/24 (Call 06/15/24)	2,547	2,650,586
4.63%, 10/01/28 (Call 07/01/28)	2,150	2,238,042
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,542	2,463,910
4.25%, 06/15/26 (Call 04/15/26)	2,561	2,386,493
4.40%, 09/25/23 (Call 08/25/23)	2,526	2,498,694
5.00%, 04/01/23	787	790,660
5.50%, 02/15/22	1,883	1,923,202
Ally Financial Inc.
3.05%, 06/05/23 (Call 05/05/23)	70	72,643
3.88%, 05/21/24 (Call 04/21/24)	6,157	6,552,341
4.13%, 02/13/22	6,541	6,784,521
4.63%, 05/19/22	6,215	6,544,830
4.63%, 03/30/25	5,118	5,663,528
5.13%, 09/30/24	908	1,015,907
5.80%, 05/01/25 (Call 04/01/25)	3,282	3,791,826
8.00%, 11/01/31	6,304	8,549,395
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	7,101	7,370,554
2.50%, 07/30/24 (Call 06/29/24)	4,711	5,042,466
2.65%, 12/02/22	4,908	5,153,547
2.75%, 05/20/22 (Call 04/19/22)	3,366	3,494,177
3.00%, 10/30/24 (Call 09/29/24)	6,223	6,782,323
3.13%, 05/20/26 (Call 04/20/26)	5,849	6,569,948
3.40%, 02/27/23 (Call 01/27/23)	4,820	5,157,255
3.40%, 02/22/24 (Call 01/22/24)	10,881	11,924,706
3.63%, 12/05/24 (Call 11/04/24)	3,162	3,518,515
3.70%, 11/05/21 (Call 10/05/21)	2,549	2,642,931
3.70%, 08/03/23 (Call 07/03/23)	5,402	5,885,155
4.05%, 12/03/42	2,480	3,145,434
4.20%, 11/06/25 (Call 10/06/25)	1,618	1,893,691

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	$5,816	$6,012,464
3.30%, 05/03/27 (Call 04/03/27)	4,071	4,656,735
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	1,037	1,146,372
3.00%, 03/22/22	1,804	1,875,240
3.00%, 04/02/25 (Call 03/02/25)	282	308,996
3.70%, 10/15/24	2,230	2,508,594
4.00%, 10/15/23	3,038	3,373,760
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	745	760,578
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	1,317	1,318,409
5.38%, 07/24/23	2,397	2,520,374
BOC Aviation Ltd., 3.00%, 05/23/22 (Call 04/23/22)(f)	1,300	1,327,612
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,100	2,379,762
4.00%, 04/01/24 (Call 02/01/24)	3,409	3,761,013
4.25%, 06/02/26 (Call 03/02/26)	1,366	1,555,806
4.35%, 04/15/30 (Call 01/15/30)	3,177	3,692,595
4.70%, 09/20/47 (Call 03/20/47)	3,022	3,556,985
4.85%, 03/29/29 (Call 12/29/28)	3,373	4,016,805
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	1,050	1,044,131
Capital One Bank USA N.A., 3.38%, 02/15/23	5,521	5,845,469
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	2,400	2,516,568
3.05%, 03/09/22 (Call 02/09/22)	2,347	2,431,774
3.20%, 01/30/23 (Call 12/30/22)	7,681	8,119,508
3.20%, 02/05/25 (Call 01/05/25)	5,378	5,867,129
3.30%, 10/30/24 (Call 09/30/24)	7,002	7,622,377
3.50%, 06/15/23	1,899	2,037,361
3.65%, 05/11/27 (Call 04/11/27)	2,343	2,613,757
3.75%, 04/24/24 (Call 03/24/24)	2,590	2,838,407
3.75%, 07/28/26 (Call 06/28/26)	6,776	7,436,186
3.75%, 03/09/27 (Call 02/09/27)	1,291	1,438,910
3.80%, 01/31/28 (Call 12/31/27)	4,224	4,721,714
3.90%, 01/29/24 (Call 12/29/23)	3,533	3,864,784
4.20%, 10/29/25 (Call 09/29/25)	7,720	8,654,892
4.25%, 04/30/25 (Call 03/31/25)	1,919	2,190,116
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,905	2,181,987
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	3,204	3,373,588
3.00%, 03/10/25 (Call 12/10/24)	3,058	3,355,421
3.20%, 03/02/27 (Call 12/02/26)	2,202	2,484,274
3.20%, 01/25/28 (Call 10/25/27)	3,001	3,418,829
3.25%, 05/22/29 (Call 02/22/29)	1,653	1,907,066
3.45%, 02/13/26 (Call 11/13/25)	1,145	1,302,105
3.55%, 02/01/24 (Call 01/01/24)	1,922	2,109,087
3.85%, 05/21/25 (Call 03/21/25)	2,531	2,888,023
4.00%, 02/01/29 (Call 11/01/28)	1,281	1,536,969
4.20%, 03/24/25 (Call 02/22/25)	2,000	2,318,500
4.63%, 03/22/30 (Call 12/22/29)	1,908	2,432,032
CME Group Inc.
3.00%, 09/15/22	1,699	1,790,508
3.00%, 03/15/25 (Call 12/15/24)	4,222	4,631,703
3.75%, 06/15/28 (Call 03/15/28)	2,038	2,418,861
4.15%, 06/15/48 (Call 12/15/47)	622	818,291
5.30%, 09/15/43 (Call 03/15/43)	1,595	2,328,572

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Suisse USA Inc., 7.13%, 07/15/32	$3,306	$5,117,291
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,906	2,081,581
3.85%, 11/21/22	2,477	2,642,885
3.95%, 11/06/24 (Call 08/06/24)	4,504	4,946,203
4.10%, 02/09/27 (Call 11/09/26)	974	1,085,426
4.50%, 01/30/26 (Call 11/30/25)	3,386	3,883,945
5.20%, 04/27/22	3,084	3,301,453
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,790	3,079,602
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,871,962
2.85%, 03/30/25	875	958,353
GE Capital Funding LLC
4.05%, 05/15/27 (Call 03/15/27)(b)	1,400	1,484,546
4.40%, 05/15/30 (Call 02/15/30)(b)	5,968	6,306,624
4.55%, 05/15/32 (Call 02/15/32)(b)	3,953	4,192,196
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	3,212	3,405,523
4.42%, 11/15/35	38,357	39,615,493
Intercontinental Exchange Inc.
0.70%, 06/15/23	160	161,138
1.85%, 09/15/32 (Call 06/15/32)	737	747,495
2.10%, 06/15/30 (Call 03/15/30)	5,710	5,941,598
2.35%, 09/15/22 (Call 08/15/22)	3,368	3,488,069
2.65%, 09/15/40 (Call 03/15/40)	1,000	1,016,870
3.00%, 06/15/50 (Call 12/15/49)	4,070	4,278,913
3.00%, 09/15/60 (Call 03/15/60)	1,040	1,081,964
3.10%, 09/15/27 (Call 06/15/27)	3,553	3,954,063
3.45%, 09/21/23 (Call 08/21/23)	2,000	2,169,500
3.75%, 12/01/25 (Call 09/01/25)	5,023	5,727,878
3.75%, 09/21/28 (Call 06/21/28)	1,671	1,947,400
4.00%, 10/15/23	4,161	4,597,198
4.25%, 09/21/48 (Call 03/21/48)	2,676	3,366,301
International Lease Finance Corp., 5.88%, 08/15/22	361	390,241
Invesco Finance PLC
3.13%, 11/30/22	2,785	2,945,583
3.75%, 01/15/26	545	612,449
4.00%, 01/30/24	1,328	1,457,082
5.38%, 11/30/43	484	589,493
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	485	552,900
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,204	3,532,314
Jefferies Group LLC
5.13%, 01/20/23	2,125	2,329,191
6.25%, 01/15/36	2,312	2,823,923
6.45%, 06/08/27	1,090	1,314,202
6.50%, 01/20/43	389	492,050
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	1,571	1,775,120
4.85%, 01/15/27	5,158	5,875,787
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	372	400,309
3.75%, 02/13/25	2,477	2,674,888
4.38%, 03/11/29 (Call 12/11/28)	2,190	2,516,398
4.50%, 09/19/28 (Call 06/19/28)	240	277,253
Legg Mason Inc.
4.75%, 03/15/26	837	996,398
5.63%, 01/15/44	1,466	2,001,984

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	$2,396	$2,443,656
2.00%, 03/03/25 (Call 02/03/25)	2,581	2,755,192
2.95%, 11/21/26 (Call 08/21/26)	4,266	4,823,865
2.95%, 06/01/29 (Call 03/01/29)	6,768	7,659,549
3.30%, 03/26/27 (Call 01/26/27)	2,009	2,306,613
3.35%, 03/26/30 (Call 12/26/29)	2,235	2,626,326
3.38%, 04/01/24	5,705	6,306,763
3.50%, 02/26/28 (Call 11/26/27)	1,483	1,732,203
3.65%, 06/01/49 (Call 12/01/48)	2,561	3,117,326
3.80%, 11/21/46 (Call 05/21/46)	1,635	2,010,609
3.85%, 03/26/50 (Call 09/26/49)	5,997	7,561,677
3.95%, 02/26/48 (Call 08/26/47)	2,293	2,903,305
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	2,682	2,883,740
3.85%, 06/30/26 (Call 03/30/26)	1,949	2,244,488
4.25%, 06/01/24 (Call 03/01/24)	3,823	4,274,420
Nomura Holdings Inc.
1.85%, 07/16/25	275	280,627
2.65%, 01/16/25	6,000	6,323,520
3.10%, 01/16/30	5,280	5,646,274
ORIX Corp.
2.90%, 07/18/22	1,291	1,341,788
3.25%, 12/04/24	2,245	2,442,089
3.70%, 07/18/27	2,880	3,255,494
4.05%, 01/16/24	1,257	1,380,136
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	104,164
Raymond James Financial Inc.
3.63%, 09/15/26	1,700	1,955,561
4.65%, 04/01/30 (Call 01/01/30)	569	695,728
4.95%, 07/15/46	3,165	4,049,079
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	582	628,927
4.25%, 07/18/24	3,490	3,845,352
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	2,860	2,957,926
3.70%, 08/04/26 (Call 05/04/26)	3,002	3,136,850
3.95%, 12/01/27 (Call 09/01/27)	1,754	1,852,470
4.25%, 08/15/24 (Call 05/15/24)	3,964	4,267,801
4.38%, 03/19/24 (Call 02/19/24)	3,054	3,289,402
4.50%, 07/23/25 (Call 04/24/25)	1,440	1,572,437
5.15%, 03/19/29 (Call 12/19/28)	3,542	4,057,184
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	200	199,160
1.10%, 02/15/31 (Call 11/15/30)	8,550	8,341,209
1.90%, 04/15/27 (Call 02/15/27)	2,155	2,288,481
2.00%, 08/15/50 (Call 02/15/50)	7,460	6,994,571
2.05%, 04/15/30 (Call 01/15/30)	4,600	4,891,180
2.15%, 09/15/22 (Call 08/15/22)	2,800	2,902,760
2.70%, 04/15/40 (Call 10/15/39)	3,616	3,910,198
2.75%, 09/15/27 (Call 06/15/27)	1,424	1,584,940
2.80%, 12/14/22 (Call 10/14/22)	7,642	8,055,967
3.15%, 12/14/25 (Call 09/14/25)	15,305	17,210,932
3.65%, 09/15/47 (Call 03/15/47)	3,707	4,595,234
4.15%, 12/14/35 (Call 06/14/35)	7,198	9,383,457
4.30%, 12/14/45 (Call 06/14/45)	6,675	8,952,777
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	2,979	3,153,182
3.60%, 03/15/22 (Call 02/15/22)	1,481	1,540,240

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 06/09/23 (Call 05/09/23)	$1,057	$1,142,300
6.20%, 11/17/36	2,390	2,833,345

		708,510,590

Electric — 2.2%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,783	2,881,045
3.80%, 10/01/47 (Call 04/01/47)	971	1,121,525
3.95%, 06/01/28 (Call 03/01/28)	1,090	1,263,081
Series G, 4.15%, 05/01/49 (Call 11/01/48)	2,176	2,630,915
Series H, 3.45%, 01/15/50 (Call 07/15/49)	1,557	1,711,019
Series I, 2.10%, 07/01/30 (Call 04/01/30)	215	220,829
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,445	1,630,393
3.15%, 09/15/49 (Call 03/15/49)	160	172,454
3.75%, 12/01/47 (Call 06/01/47)	880	1,039,667
3.80%, 06/15/49 (Call 12/15/48)	1,100	1,328,855
4.00%, 12/01/46 (Call 06/01/46)	1,205	1,465,497
4.25%, 09/15/48 (Call 03/15/48)	898	1,136,392
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	1,200	1,376,928
3.75%, 03/01/45 (Call 09/01/44)	2,516	2,966,163
3.85%, 12/01/42	1,210	1,433,148
4.15%, 08/15/44 (Call 02/15/44)	1,315	1,618,739
4.30%, 01/02/46 (Call 07/02/45)	2,465	3,122,736
6.00%, 03/01/39	283	412,900
6.13%, 05/15/38	1,115	1,629,628
Series 13-A, 3.55%, 12/01/23	250	273,750
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	4,270	4,398,655
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,000	1,997,920
Series A, 4.30%, 07/15/48 (Call 01/15/48)	1,886	2,432,072
Series B, 3.70%, 12/01/47 (Call 06/01/47)	2,601	3,078,127
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	3,020	3,225,994
3.50%, 01/15/31 (Call 10/15/30)	2,250	2,587,095
3.65%, 02/15/26 (Call 11/15/25)	1,518	1,701,101
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,505,202
3.25%, 03/01/25 (Call 12/01/24)	400	440,708
3.25%, 03/15/50 (Call 09/15/49)	2,090	2,403,625
3.70%, 12/01/47 (Call 06/01/47)	2,225	2,663,881
3.80%, 05/15/28 (Call 02/15/28)	1,550	1,808,369
4.15%, 03/15/46 (Call 09/15/45)	2,300	2,779,596
4.50%, 03/15/49 (Call 09/15/48)	1,343	1,807,208
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,063	1,094,837
3.20%, 11/13/27 (Call 08/13/27)	1,148	1,261,675
3.25%, 03/01/50 (Call 09/01/49)	4,040	4,230,405
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,482	1,555,522
Series I, 3.65%, 12/01/21	518	538,813
Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,835	2,165,832
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	115	125,997
4.40%, 05/15/44 (Call 11/15/43)	774	931,455
4.45%, 06/01/45 (Call 12/01/44)	938	1,143,488
7.00%, 04/01/38	2,259	3,390,578
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,534	1,672,474
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	1,910	2,377,492
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	400	451,000
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	1,100	1,184,634

Security	Par (000)	Value

Electric (continued)
2.95%, 09/15/27 (Call 06/15/27)	$450	$492,966
3.15%, 05/15/25 (Call 02/15/25)	1,575	1,736,516
3.35%, 05/15/50 (Call 11/15/49)	688	768,723
3.50%, 12/01/49 (Call 06/01/49)	563	637,333
3.75%, 05/15/46 (Call 11/15/45)	2,086	2,379,229
4.20%, 08/15/48 (Call 02/15/48)	878	1,087,500
4.25%, 03/01/49 (Call 09/01/48)	1,050	1,306,442
4.35%, 11/15/45 (Call 05/15/45)	1,117	1,388,453
4.50%, 04/01/42 (Call 10/01/41)	1,430	1,778,906
5.05%, 09/01/41 (Call 03/01/41)	2,550	3,334,635
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,137	1,340,682
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,644	3,988,176
3.20%, 04/15/25 (Call 03/15/25)	1,028	1,135,354
3.80%, 06/01/29 (Call 03/01/29)	2,893	3,376,102
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	2,390	3,007,265
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	180	194,371
2.90%, 06/15/50 (Call 12/15/49)	2,060	2,137,106
3.20%, 09/15/49 (Call 03/15/49)	3,450	3,767,503
3.35%, 07/01/23 (Call 04/01/23)	2,552	2,736,714
3.50%, 11/15/21 (Call 08/15/21)	1,150	1,183,051
3.50%, 08/15/46 (Call 02/15/46)	2,375	2,721,797
3.75%, 08/15/47 (Call 02/15/47)	1,999	2,384,347
4.25%, 09/15/48 (Call 03/15/48)	454	578,605
6.35%, 10/01/36	310	451,363
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	1,350	1,424,804
3.25%, 04/15/28 (Call 01/15/28)	1,933	2,194,129
3.50%, 02/01/25 (Call 11/01/24)	1,945	2,163,521
3.70%, 07/15/30 (Call 04/15/30)(b)	5,299	6,305,386
3.75%, 11/15/23 (Call 08/15/23)	3,387	3,710,052
3.80%, 07/15/48 (Call 01/15/48)	4,005	4,754,696
4.05%, 04/15/25 (Call 03/15/25)(b)	584	668,721
4.25%, 10/15/50 (Call 04/15/50)(b)	2,876	3,665,146
4.45%, 01/15/49 (Call 07/15/48)	3,005	3,903,285
4.50%, 02/01/45 (Call 08/01/44)	4,084	5,226,989
5.15%, 11/15/43 (Call 05/15/43)	2,763	3,811,227
5.95%, 05/15/37	1,803	2,597,835
6.13%, 04/01/36	1,522	2,193,019
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,600	1,667,328
3.05%, 10/15/29 (Call 07/15/29)	1,978	2,151,609
3.15%, 01/15/27 (Call 07/15/26)	890	949,683
3.88%, 10/15/49 (Call 04/15/49)	1,224	1,376,865
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,315,250
4.20%, 09/15/46 (Call 03/15/46)	405	486,065
4.25%, 11/30/23 (Call 08/30/23)	1,158	1,273,267
4.35%, 05/01/33 (Call 02/01/33)	20	22,955
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	51	52,497
3.55%, 08/01/42 (Call 02/01/42)	1,437	1,663,658
3.95%, 03/01/48 (Call 09/01/47)	1,962	2,444,789
4.50%, 04/01/44 (Call 10/01/43)	2,386	3,155,795
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	449	492,531
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,274	1,666,698
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	1,837	1,969,282
Series K2, 6.95%, 03/15/33	125	186,770
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	930	998,550

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	$1,993	$2,064,409
2.50%, 09/01/24 (Call 08/01/24)	1,286	1,367,545
2.95%, 03/01/30 (Call 12/01/29)	2,132	2,327,931
3.60%, 11/01/21	459	475,538
3.70%, 09/01/49 (Call 03/01/49)	1,125	1,251,765
3.85%, 02/01/24 (Call 01/01/24)	1,792	1,966,505
4.25%, 11/01/28 (Call 08/01/28)	1,755	2,079,815
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	1,889	2,013,844
4.97%, 05/01/46 (Call 11/01/45)	1,480	1,646,189
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,400	3,946,448
5.95%, 12/15/36	689	881,093
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	299	329,579
3.45%, 08/15/27 (Call 05/15/27)	1,821	2,048,443
4.75%, 06/01/50 (Call 03/01/30)(a)	700	760,515
4.88%, 03/01/44 (Call 09/01/43)	1,910	2,521,085
5.05%, 03/15/22 (Call 12/15/21)	392	413,599
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	696	743,836
2.55%, 06/15/26 (Call 03/15/26)	510	559,302
3.00%, 03/01/50 (Call 09/01/49)	251	272,581
3.65%, 06/15/46 (Call 12/15/45)	1,706	2,020,177
3.70%, 08/15/28 (Call 05/15/28)	3,105	3,637,632
3.70%, 03/01/45 (Call 09/01/44)	1,525	1,794,132
3.80%, 10/01/42 (Call 04/01/42)	704	823,638
4.00%, 03/01/48 (Call 09/01/47)	2,124	2,666,470
4.00%, 03/01/49 (Call 09/01/48)	2,948	3,714,863
4.35%, 11/15/45 (Call 05/15/45)	2,511	3,240,747
4.60%, 08/15/43 (Call 02/15/43)	960	1,249,872
4.70%, 01/15/44 (Call 07/15/43)	1,025	1,366,684
5.90%, 03/15/36	844	1,215,824
6.45%, 01/15/38	1,699	2,599,011
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,050	2,282,695
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,480	2,986,069
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,100	1,230,273
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,286	1,341,388
4.00%, 04/01/48 (Call 10/01/47)	2,931	3,751,944
4.30%, 04/15/44 (Call 10/15/43)	2,091	2,685,869
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,288	2,552,950
Series A, 4.15%, 06/01/45 (Call 12/01/44)	235	298,137
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	1,560	1,797,962
3.80%, 05/15/28 (Call 02/15/28)	1,806	2,095,285
3.85%, 06/15/46 (Call 12/15/45)	2,404	2,816,839
3.95%, 03/01/43 (Call 09/01/42)	3,471	4,064,298
4.45%, 03/15/44 (Call 09/15/43)	3,538	4,434,600
4.50%, 12/01/45 (Call 06/01/45)	2,554	3,230,887
4.50%, 05/15/58 (Call 11/15/57)	2,311	2,975,343
4.63%, 12/01/54 (Call 06/01/54)	1,557	2,031,729
5.70%, 06/15/40	1,260	1,770,691
Series 05-A, 5.30%, 03/01/35	700	941,892
Series 06-A, 5.85%, 03/15/36	1,428	1,953,832
Series 06-B, 6.20%, 06/15/36	566	803,895
Series 07-A, 6.30%, 08/15/37	813	1,179,988
Series 08-B, 6.75%, 04/01/38	1,467	2,236,280
Series 09-C, 5.50%, 12/01/39	1,790	2,463,273

Security	Par (000)	Value

Electric (continued)
Series 12-A, 4.20%, 03/15/42	$50	$60,528
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	4,040	4,762,918
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	3,334	3,863,773
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	3,794	4,572,491
Series A, 4.13%, 05/15/49 (Call 11/15/48)	1,660	2,041,684
Series B, 3.13%, 11/15/27 (Call 08/15/27)	464	518,604
Series C, 4.00%, 11/15/57 (Call 05/15/57)	601	716,849
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,975	3,686,769
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,662	1,988,417
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,384	3,117,128
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,535	1,488,797
2.85%, 05/15/22 (Call 02/15/22)	1,846	1,912,438
3.10%, 08/15/50 (Call 02/15/50)	2,496	2,774,254
3.25%, 08/15/46 (Call 02/15/46)	1,113	1,260,016
3.38%, 08/15/23 (Call 05/15/23)	1,520	1,644,534
3.50%, 08/01/51 (Call 02/01/51)	1,850	2,204,996
3.75%, 02/15/50 (Call 08/15/49)	1,505	1,849,479
3.80%, 11/15/28 (Call 08/15/28)	636	758,678
3.95%, 05/15/43 (Call 11/15/42)	826	1,010,446
3.95%, 07/15/47 (Call 01/15/47)	2,108	2,640,165
4.05%, 05/15/48 (Call 11/15/47)	2,147	2,729,803
4.35%, 04/15/49 (Call 10/15/48)	2,300	3,079,309
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,540	2,724,531
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	1,019	1,109,671
4.15%, 05/15/45 (Call 11/15/44)	2,031	2,483,466
Dominion Energy Inc.
3.07%, 08/15/24(c)	4,772	5,176,332
3.90%, 10/01/25 (Call 07/01/25)	678	774,730
4.25%, 06/01/28 (Call 03/01/28)	3,084	3,635,234
4.70%, 12/01/44 (Call 06/01/44)	2,650	3,453,268
5.75%, 10/01/54 (Call 10/01/24)(a)	1,154	1,223,759
7.00%, 06/15/38	2,800	4,104,212
Series A, 3.30%, 03/15/25 (Call 02/15/25)	65	72,122
Series A, 4.60%, 03/15/49 (Call 09/15/48)	2,950	3,947,660
Series B, 2.75%, 01/15/22 (Call 12/15/21)	2,862	2,939,846
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,129	1,170,750
Series B, 3.60%, 03/15/27 (Call 01/15/27)	80	91,118
Series B, 5.95%, 06/15/35	1,828	2,511,489
Series C, 3.38%, 04/01/30 (Call 01/01/30)	2,848	3,241,280
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,021	1,191,844
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,045	1,347,162
Series D, 2.85%, 08/15/26 (Call 05/15/26)	4,213	4,638,134
Series E, 6.30%, 03/15/33	695	942,427
Series F, 5.25%, 08/01/33	1,940	2,456,467
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,280	1,655,846
5.10%, 06/01/65 (Call 12/01/64)	2,295	3,408,695
5.30%, 05/15/33	40	53,528
5.45%, 02/01/41 (Call 08/01/40)	1,595	2,211,866
6.05%, 01/15/38	1,705	2,480,076
6.63%, 02/01/32	280	401,052
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,400	2,562,888
2.95%, 03/01/50 (Call 09/01/49)	670	711,875
3.38%, 03/01/25 (Call 12/01/24)	995	1,104,211
3.65%, 03/15/24 (Call 12/15/23)	1,385	1,517,101
3.70%, 03/15/45 (Call 09/15/44)	2,043	2,432,498

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 06/01/46 (Call 12/01/45)	$810	$963,357
3.75%, 08/15/47 (Call 02/15/47)	2,199	2,645,749
3.95%, 03/01/49 (Call 09/01/48)	1,589	1,990,048
4.30%, 07/01/44 (Call 01/01/44)	2,356	2,956,898
Series A, 4.00%, 04/01/43 (Call 10/01/42)	77	93,437
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,270	1,596,961
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,200	2,429,460
DTE Energy Co.
2.25%, 11/01/22	1,136	1,175,999
2.85%, 10/01/26 (Call 07/01/26)	3,519	3,824,062
2.95%, 03/01/30 (Call 12/01/29)	2,142	2,298,152
3.80%, 03/15/27 (Call 12/15/26)	1,894	2,119,897
6.38%, 04/15/33	288	394,428
Series B, 2.60%, 06/15/22	419	433,326
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,342	2,440,809
Series C, 2.53%, 10/01/24	1,314	1,396,703
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,778	3,090,692
Series C, 3.50%, 06/01/24 (Call 03/01/24)	3,345	3,643,341
Series D, 3.70%, 08/01/23 (Call 07/01/23)	2,103	2,284,384
Series F, 1.05%, 06/01/25 (Call 05/01/25)	5,700	5,725,479
Series F, 3.85%, 12/01/23 (Call 09/01/23)	3,931	4,293,949
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,242	2,444,946
2.45%, 02/01/30 (Call 11/01/29)	3,070	3,337,520
2.50%, 03/15/23 (Call 01/15/23)	3,067	3,221,270
2.95%, 12/01/26 (Call 09/01/26)	3,275	3,675,041
3.05%, 03/15/23 (Call 02/15/23)	2,726	2,899,919
3.20%, 08/15/49 (Call 02/15/49)	3,960	4,472,820
3.35%, 05/15/22	1,207	1,268,521
3.70%, 12/01/47 (Call 06/01/47)	2,607	3,118,624
3.75%, 06/01/45 (Call 12/01/44)	1,651	1,976,676
3.88%, 03/15/46 (Call 09/15/45)	3,100	3,820,378
3.95%, 11/15/28 (Call 08/15/28)	1,128	1,365,264
3.95%, 03/15/48 (Call 09/15/47)	860	1,074,974
4.00%, 09/30/42 (Call 03/30/42)	562	691,013
4.25%, 12/15/41 (Call 06/15/41)	789	1,009,218
5.30%, 02/15/40	821	1,158,965
6.00%, 01/15/38	726	1,088,339
6.05%, 04/15/38	1,235	1,851,364
6.10%, 06/01/37	2,580	3,826,140
6.45%, 10/15/32	720	1,033,524
Series A, 6.00%, 12/01/28	1,465	1,953,226
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	930	962,420
2.45%, 06/01/30 (Call 03/01/30)	4,300	4,548,497
2.65%, 09/01/26 (Call 06/01/26)	1,680	1,835,585
3.05%, 08/15/22 (Call 05/15/22)	3,985	4,160,300
3.15%, 08/15/27 (Call 05/15/27)	3,122	3,473,725
3.40%, 06/15/29 (Call 03/15/29)	1,714	1,941,928
3.55%, 09/15/21 (Call 06/15/21)	2,835	2,904,968
3.75%, 04/15/24 (Call 01/15/24)	4,899	5,397,522
3.75%, 09/01/46 (Call 03/01/46)	4,858	5,603,752
3.95%, 10/15/23 (Call 07/15/23)	1,449	1,586,554
3.95%, 08/15/47 (Call 02/15/47)	775	918,019
4.20%, 06/15/49 (Call 12/15/48)	2,435	3,023,028
4.80%, 12/15/45 (Call 06/15/45)	2,029	2,647,094
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,335	2,406,358
2.50%, 12/01/29 (Call 09/01/29)	2,453	2,678,602
3.20%, 01/15/27 (Call 10/15/26)	2,644	2,984,838

Security	Par (000)	Value

Electric (continued)
3.40%, 10/01/46 (Call 04/01/46)	$3,460	$3,928,588
3.80%, 07/15/28 (Call 04/15/28)	1,345	1,585,002
3.85%, 11/15/42 (Call 05/15/42)	1,047	1,248,568
4.20%, 07/15/48 (Call 01/15/48)	955	1,209,985
5.65%, 04/01/40	1,336	1,913,539
6.35%, 09/15/37	487	741,769
6.40%, 06/15/38	2,854	4,415,309
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/29	665	725,635
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,075	1,104,315
3.75%, 05/15/46 (Call 11/15/45)	794	936,515
6.12%, 10/15/35	445	594,240
6.35%, 08/15/38	265	400,290
6.45%, 04/01/39	1,755	2,695,820
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	434	583,279
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,000	2,234,600
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	3,975	4,200,700
3.65%, 02/01/29 (Call 11/01/28)	1,205	1,411,019
3.70%, 06/15/46 (Call 12/15/45)	1,220	1,426,863
3.80%, 09/01/23 (Call 06/01/23)	1,310	1,427,769
4.30%, 02/01/49 (Call 08/01/48)	515	662,548
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	750	738,375
2.80%, 05/15/22 (Call 02/15/22)	1,341	1,389,102
3.00%, 09/15/21 (Call 06/15/21)	2,085	2,129,265
3.25%, 08/15/25 (Call 05/15/25)	1,498	1,677,640
3.38%, 09/01/23 (Call 08/01/23)	913	989,080
3.45%, 03/15/29 (Call 12/15/28)	2,460	2,864,645
3.60%, 09/15/47 (Call 03/15/47)	2,780	3,278,676
3.70%, 09/01/28 (Call 06/01/28)	670	788,235
3.70%, 10/15/46 (Call 04/15/46)	1,770	2,119,309
4.10%, 05/15/42 (Call 11/15/41)	3,400	4,201,754
4.10%, 03/15/43 (Call 09/15/42)	1,204	1,473,154
4.15%, 12/01/44 (Call 06/01/44)	1,228	1,545,315
4.20%, 08/15/45 (Call 02/15/45)	3,674	4,648,528
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,875,040
6.30%, 04/01/38	1,370	2,062,973
Edison International
2.40%, 09/15/22 (Call 08/15/22)	1,975	2,010,313
2.95%, 03/15/23 (Call 01/15/23)	2,806	2,878,086
3.13%, 11/15/22 (Call 10/15/22)	2,469	2,558,427
3.55%, 11/15/24 (Call 10/15/24)	2,900	3,089,254
4.13%, 03/15/28 (Call 12/15/27)	3,687	3,842,001
4.95%, 04/15/25 (Call 03/15/25)	591	649,674
5.75%, 06/15/27 (Call 04/15/27)	1,582	1,793,925
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,202	2,669,132
6.00%, 05/15/35	250	331,553
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	6,631	7,463,854
4.75%, 06/15/46 (Call 12/15/45)	1,652	2,051,388
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,836	2,013,762
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,159	1,395,749
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	58	63,682
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	2,127	2,422,610
3.70%, 06/01/24 (Call 03/01/24)	285	314,318

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 04/01/49 (Call 10/01/48)	$1,515	$1,931,413
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,330	1,330,439
2.80%, 06/15/30 (Call 03/15/30)	2,015	2,200,158
2.95%, 09/01/26 (Call 06/01/26)	1,650	1,835,493
3.75%, 06/15/50 (Call 12/15/49)	1,365	1,579,196
4.00%, 07/15/22 (Call 05/15/22)	920	976,092
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	87	103,487
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	3,588	3,904,282
2.90%, 03/15/51 (Call 09/15/50)	1,490	1,584,242
3.05%, 06/01/31 (Call 03/01/31)	2,584	2,953,073
3.12%, 09/01/27 (Call 06/01/27)	1,340	1,491,487
3.25%, 04/01/28 (Call 01/01/28)	1,644	1,845,127
4.00%, 03/15/33 (Call 12/15/32)	1,600	2,007,216
4.05%, 09/01/23 (Call 06/01/23)	1,032	1,130,711
4.20%, 09/01/48 (Call 03/01/48)	2,352	3,052,096
4.20%, 04/01/50 (Call 10/01/49)	2,020	2,628,747
4.95%, 01/15/45 (Call 01/15/25)	610	664,833
5.40%, 11/01/24	126	149,533
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,095	3,393,698
3.85%, 06/01/49 (Call 12/01/48)	3,429	4,190,615
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	1,475	1,682,990
4.00%, 03/30/29 (Call 12/30/28)	3,555	4,165,287
4.50%, 03/30/39 (Call 09/30/38)	160	195,349
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	2,381	2,524,836
2.90%, 09/15/29 (Call 06/15/29)	1,073	1,163,100
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,355,413
3.10%, 04/01/27 (Call 01/01/27)	1,710	1,885,668
3.25%, 09/01/49 (Call 03/01/49)	1,603	1,813,570
3.45%, 04/15/50 (Call 10/15/49)	1,275	1,479,383
4.10%, 04/01/43 (Call 10/01/42)	665	801,844
4.13%, 03/01/42 (Call 09/01/41)	807	981,498
4.25%, 12/01/45 (Call 06/01/45)	1,474	1,858,360
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	401	424,426
3.65%, 08/15/25 (Call 05/15/25)	1,350	1,527,862
4.20%, 06/15/47 (Call 12/15/46)	2,240	2,819,533
4.20%, 03/15/48 (Call 09/15/47)	1,859	2,368,738
5.30%, 10/01/41 (Call 04/01/41)	1,781	2,384,153
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	2,233	2,809,002
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	670	715,238
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,369	1,440,270
3.45%, 01/15/50 (Call 07/15/49)	3,575	4,012,473
Series H, 3.15%, 01/15/25 (Call 10/15/24)	826	902,826
Series K, 2.75%, 03/15/22 (Call 02/15/22)	2,956	3,055,292
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,201	2,382,913
Series M, 3.30%, 01/15/28 (Call 10/15/27)	225	251,325
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,387	1,523,411
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,255	1,516,768
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	5,420	5,429,756
Series R, 1.65%, 08/15/30 (Call 05/15/30)	5,430	5,437,059
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	3,177	3,587,818
3.50%, 06/01/22 (Call 05/01/22)	3,880	4,059,411

Security	Par (000)	Value

Electric (continued)
3.95%, 06/15/25 (Call 03/15/25)	$2,518	$2,882,506
4.05%, 04/15/30 (Call 01/15/30)	4,362	5,171,718
4.45%, 04/15/46 (Call 10/15/45)	3,448	4,235,834
4.70%, 04/15/50 (Call 10/15/49)	2,500	3,239,200
4.95%, 06/15/35 (Call 12/15/34)	3,349	4,191,374
5.10%, 06/15/45 (Call 12/15/44)	1,660	2,168,541
5.63%, 06/15/35	2,997	4,028,448
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	697	769,648
3.40%, 03/15/22 (Call 02/15/22)	3,037	3,165,344
4.25%, 06/15/22 (Call 03/15/22)	3,735	3,966,495
5.60%, 06/15/42 (Call 12/15/41)	1,205	1,404,837
5.75%, 10/01/41 (Call 04/01/41)	1,775	2,073,661
6.25%, 10/01/39	3,190	3,938,789
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	670	683,132
2.65%, 03/01/30 (Call 12/01/29)	2,036	2,093,822
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,350	2,343,467
Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,192	1,223,505
Series B, 2.25%, 09/01/30 (Call 06/01/30)	5,140	5,115,893
Series B, 3.90%, 07/15/27 (Call 04/15/27)	4,297	4,715,872
Series B, 4.25%, 03/15/23 (Call 12/15/22)	5,668	6,025,707
Series C, 3.40%, 03/01/50 (Call 09/01/49)	2,485	2,510,645
Series C, 4.85%, 07/15/47 (Call 01/15/47)	3,854	4,663,147
Series C, 7.38%, 11/15/31	4,867	6,872,155
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	503	528,935
2.85%, 04/01/25 (Call 03/01/25)	2,130	2,340,146
3.13%, 12/01/25 (Call 06/01/25)	913	1,017,201
3.15%, 10/01/49 (Call 04/01/49)	4,580	5,215,154
3.25%, 06/01/24 (Call 12/01/23)	2,250	2,442,195
3.70%, 12/01/47 (Call 06/01/47)	3,265	3,995,707
3.80%, 12/15/42 (Call 06/15/42)	897	1,097,040
3.95%, 03/01/48 (Call 09/01/47)	3,145	4,035,444
3.99%, 03/01/49 (Call 09/01/48)	3,160	4,062,148
4.05%, 06/01/42 (Call 12/01/41)	2,065	2,576,439
4.05%, 10/01/44 (Call 04/01/44)	1,768	2,244,494
4.13%, 02/01/42 (Call 08/01/41)	1,434	1,812,848
4.13%, 06/01/48 (Call 12/01/47)	2,746	3,640,372
4.95%, 06/01/35	224	309,622
5.25%, 02/01/41 (Call 08/01/40)	1,995	2,845,508
5.63%, 04/01/34	260	380,669
5.65%, 02/01/37	2,532	3,637,800
5.69%, 03/01/40	745	1,100,797
5.95%, 02/01/38	1,554	2,332,072
5.96%, 04/01/39	385	581,831
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,527	7,127,288
Georgia Power Co.
2.85%, 05/15/22	712	739,996
3.25%, 04/01/26 (Call 01/01/26)	250	278,023
3.25%, 03/30/27 (Call 12/30/26)	480	527,534
4.30%, 03/15/42	3,719	4,414,825
4.30%, 03/15/43	1,263	1,490,138
Series 10-C, 4.75%, 09/01/40	1,589	1,958,887
Series A, 2.10%, 07/30/23	224	234,633
Series A, 2.20%, 09/15/24 (Call 08/15/24)	1,567	1,656,867
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,117	1,199,859
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,025	2,283,511
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	991	1,118,155

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV, 6.75%, 07/15/36	$1,190	$1,699,784
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	1,532	1,749,100
4.25%, 08/15/48 (Call 02/15/48)	1,244	1,569,343
6.05%, 03/15/37	215	302,615
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,974	2,521,607
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,660	1,931,941
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	1,930	2,117,615
3.50%, 09/30/49 (Call 03/30/49)	574	656,157
3.60%, 04/01/29 (Call 01/01/29)	192	221,497
3.70%, 09/15/46 (Call 03/15/46)	1,990	2,287,147
4.10%, 09/26/28 (Call 06/26/28)	2,182	2,595,860
6.25%, 07/15/39	400	577,288
Interstate Power and Light Co., 2.30%, 06/01/30 (Call 03/01/30)	150	157,884
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	411	445,923
4.25%, 05/01/30 (Call 02/01/30)(b)	1,000	1,109,690
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	1,770	1,849,207
3.25%, 06/30/26 (Call 03/30/26)	1,250	1,394,075
3.35%, 11/15/27 (Call 08/15/27)	1,410	1,580,342
3.65%, 06/15/24 (Call 03/15/24)	542	594,921
5.30%, 07/01/43 (Call 01/01/43)	1,980	2,611,660
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	1,400	1,540,924
4.38%, 10/01/45 (Call 04/01/45)	1,606	2,017,329
5.13%, 11/01/40 (Call 05/01/40)	2,706	3,672,367
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	300	375,327
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,160	1,288,203
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,535	1,726,721
3.15%, 04/15/50 (Call 10/15/49)	1,290	1,451,327
3.50%, 10/15/24 (Call 07/15/24)	4,642	5,154,895
3.65%, 04/15/29 (Call 01/15/29)	4,026	4,795,932
3.65%, 08/01/48 (Call 02/01/48)	3,488	4,179,147
3.95%, 08/01/47 (Call 02/01/47)	2,383	2,995,383
4.25%, 05/01/46 (Call 11/01/45)	2,070	2,642,810
4.25%, 07/15/49 (Call 01/15/49)	3,398	4,511,219
4.40%, 10/15/44 (Call 04/15/44)	821	1,051,512
4.80%, 09/15/43 (Call 03/15/43)	572	768,345
5.80%, 10/15/36	878	1,270,738
6.75%, 12/30/31	745	1,125,479
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,590	4,118,448
Series 12-A, 4.25%, 03/15/42	2,353	2,724,139
National Grid USA, 5.80%, 04/01/35	1,100	1,433,894
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	635	647,878
2.30%, 09/15/22 (Call 08/15/22)	3,085	3,196,122
2.40%, 04/25/22 (Call 03/25/22)	2,105	2,170,339
2.40%, 03/15/30 (Call 12/15/29)	1,865	2,044,115
2.70%, 02/15/23 (Call 12/15/22)	499	524,718
2.85%, 01/27/25 (Call 10/27/24)	700	765,128
2.95%, 02/07/24 (Call 12/07/23)	2,988	3,207,379
3.05%, 02/15/22 (Call 11/15/21)	2,130	2,197,798
3.05%, 04/25/27 (Call 01/25/27)	1,401	1,563,292
3.25%, 11/01/25 (Call 08/01/25)	1,786	1,993,801

Security	Par (000)	Value

Electric (continued)
3.40%, 11/15/23 (Call 08/15/23)	$455	$493,475
3.40%, 02/07/28 (Call 11/07/27)	1,600	1,862,816
3.70%, 03/15/29 (Call 12/15/28)	2,070	2,443,138
3.90%, 11/01/28 (Call 08/01/28)	850	1,004,505
4.02%, 11/01/32 (Call 05/01/32)	1,987	2,438,208
4.30%, 03/15/49 (Call 09/15/48)	1,919	2,499,920
4.40%, 11/01/48 (Call 05/01/48)	1,423	1,877,962
4.75%, 04/30/43 (Call 04/30/23)(a)	1,892	1,936,765
5.25%, 04/20/46 (Call 04/20/26)(a)	514	559,042
Series C, 8.00%, 03/01/32	1,015	1,624,233
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,654	3,124,156
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,625	1,754,464
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,050	1,147,871
Series N, 6.65%, 04/01/36	350	517,097
Series R, 6.75%, 07/01/37	1,410	2,138,561
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	180	185,128
2.25%, 06/01/30 (Call 03/01/30)	10,505	11,050,315
2.75%, 05/01/25 (Call 04/01/25)	2,113	2,299,282
2.75%, 11/01/29 (Call 08/01/29)	4,328	4,735,654
2.80%, 01/15/23 (Call 12/15/22)	1,848	1,943,837
2.90%, 04/01/22	2,716	2,822,005
3.15%, 04/01/24 (Call 03/01/24)	4,840	5,255,514
3.20%, 02/25/22	77	80,198
3.25%, 04/01/26 (Call 02/01/26)	3,713	4,179,761
3.30%, 08/15/22	18	18,981
3.50%, 04/01/29 (Call 01/01/29)	3,649	4,182,265
3.55%, 05/01/27 (Call 02/01/27)	4,644	5,323,510
4.80%, 12/01/77 (Call 12/01/27)(a)	2,700	2,907,252
5.65%, 05/01/79 (Call 05/01/29)(a)	105	120,743
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,966	3,041,218
2.60%, 05/15/23 (Call 11/15/22)	1,393	1,459,864
2.60%, 06/01/51 (Call 12/01/50)	1,215	1,231,427
2.90%, 03/01/50 (Call 09/01/49)	2,126	2,284,281
3.40%, 08/15/42 (Call 02/15/42)	650	741,754
3.60%, 05/15/46 (Call 11/15/45)	516	615,903
3.60%, 09/15/47 (Call 03/15/47)	1,613	1,934,487
4.00%, 08/15/45 (Call 02/15/45)	1,291	1,616,655
4.13%, 05/15/44 (Call 11/15/43)	1,004	1,270,361
5.35%, 11/01/39	790	1,125,015
6.20%, 07/01/37	892	1,346,206
6.25%, 06/01/36	980	1,452,409
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	285	334,790
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,445	1,496,789
3.20%, 05/15/27 (Call 02/15/27)	2,161	2,433,005
3.25%, 05/15/29 (Call 02/15/29)	1,937	2,224,412
3.95%, 04/01/30 (Call 01/01/30)	2,931	3,559,670
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,748,763
5.50%, 03/15/40	100	140,739
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(b)	1,460	1,454,335
5.05%, 10/01/48 (Call 04/01/48)	1,440	1,690,891
5.25%, 09/01/50	777	947,264
5.38%, 11/01/40	1,905	2,276,913
5.95%, 11/01/39	2,036	2,596,837
Ohio Edison Co., 6.88%, 07/15/36	965	1,378,145

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	$1,486	$1,822,252
4.15%, 04/01/48 (Call 10/01/47)	1,100	1,369,500
Series M, 5.38%, 10/01/21	639	673,736
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,100	1,204,610
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	100	111,949
3.30%, 03/15/30 (Call 09/15/29)	845	950,870
3.80%, 08/15/28 (Call 02/15/28)	1,167	1,339,249
3.85%, 08/15/47 (Call 02/15/47)	1,140	1,286,786
4.15%, 04/01/47 (Call 10/01/46)	2,135	2,542,507
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	3,490	3,763,023
2.75%, 05/15/30 (Call 02/15/30)	332	370,070
2.95%, 04/01/25 (Call 01/01/25)	804	879,045
3.10%, 09/15/49 (Call 03/15/49)	3,725	4,107,744
3.70%, 11/15/28 (Call 08/15/28)	2,864	3,370,441
3.70%, 05/15/50 (Call 11/15/49)	2,040	2,492,635
3.75%, 04/01/45 (Call 10/01/44)	1,769	2,119,191
3.80%, 09/30/47 (Call 03/30/47)	1,259	1,531,171
3.80%, 06/01/49 (Call 12/01/48)	2,304	2,845,002
4.10%, 06/01/22 (Call 03/01/22)	1,485	1,563,408
4.10%, 11/15/48 (Call 05/15/48)	854	1,091,899
4.55%, 12/01/41 (Call 06/01/41)	1,061	1,382,929
5.25%, 09/30/40	907	1,261,129
5.30%, 06/01/42 (Call 12/01/41)	1,993	2,820,872
5.75%, 03/15/29 (Call 12/15/28)	529	692,826
7.00%, 09/01/22	489	551,846
7.00%, 05/01/32	472	705,810
7.25%, 01/15/33	732	1,109,287
7.50%, 09/01/38	1,374	2,283,794
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	9,164	9,193,875
2.10%, 08/01/27 (Call 06/01/27)	4,400	4,282,256
2.50%, 02/01/31 (Call 11/01/30)	9,704	9,367,562
2.95%, 03/01/26 (Call 12/01/25)	1,250	1,285,850
3.15%, 01/01/26	250	259,118
3.25%, 06/15/23 (Call 03/15/23)	10,000	10,383,200
3.30%, 03/15/27 (Call 12/15/26)	20	20,502
3.30%, 12/01/27 (Call 09/01/27)	288	297,072
3.30%, 08/01/40 (Call 02/01/40)	8,162	7,715,294
3.45%, 07/01/25	174	183,413
3.50%, 06/15/25 (Call 03/15/25)	350	369,268
3.50%, 08/01/50 (Call 02/01/50)	7,657	7,206,615
3.75%, 07/01/28	10,464	11,072,796
3.75%, 08/15/42 (Call 02/15/42)	200	190,066
3.85%, 11/15/23 (Call 08/15/23)	20	21,204
3.95%, 12/01/47 (Call 06/01/47)	475	456,998
4.25%, 08/01/23 (Call 07/01/23)	10,700	11,452,852
4.25%, 03/15/46 (Call 09/15/45)	187	185,433
4.30%, 03/15/45 (Call 09/15/44)	97	96,754
4.45%, 04/15/42 (Call 10/15/41)	346	353,743
4.50%, 07/01/40	5,100	5,416,557
4.55%, 07/01/30 (Call 01/01/30)	10,276	11,369,058
4.75%, 02/15/44 (Call 08/15/43)	422	448,620
4.95%, 07/01/50 (Call 01/01/50)	3,250	3,601,910
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,215	1,347,253
2.95%, 02/01/22 (Call 11/01/21)	1,251	1,289,281
2.95%, 06/01/23 (Call 03/01/23)	1,059	1,125,569

Security	Par (000)	Value

Electric (continued)
3.30%, 03/15/51 (Call 09/15/50)	$2,150	$2,447,732
3.50%, 06/15/29 (Call 03/15/29)	1,675	1,959,448
3.60%, 04/01/24 (Call 01/01/24)	2,445	2,684,439
4.10%, 02/01/42 (Call 08/01/41)	1,076	1,292,943
4.13%, 01/15/49 (Call 07/15/48)	990	1,240,034
4.15%, 02/15/50 (Call 08/15/49)	3,241	4,091,925
5.25%, 06/15/35	864	1,206,706
5.75%, 04/01/37	115	161,535
6.00%, 01/15/39	2,708	4,009,167
6.10%, 08/01/36	2,665	3,786,219
6.25%, 10/15/37	4,428	6,537,499
6.35%, 07/15/38	660	976,378
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,885	1,906,677
2.38%, 09/15/22 (Call 06/15/22)	935	968,464
3.00%, 09/15/49 (Call 03/15/49)	760	836,274
3.15%, 10/15/25 (Call 07/15/25)	2,825	3,135,411
3.70%, 09/15/47 (Call 03/15/47)	810	979,371
3.90%, 03/01/48 (Call 09/01/47)	1,120	1,394,669
4.15%, 10/01/44 (Call 04/01/44)	450	564,449
5.95%, 10/01/36	630	914,716
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	93	94,801
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,322	2,542,776
4.15%, 03/15/43 (Call 09/15/42)	1,699	2,059,885
6.50%, 11/15/37	9	13,646
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	2,658	2,952,294
3.40%, 06/01/23 (Call 03/01/23)	2,303	2,454,376
3.50%, 12/01/22 (Call 09/01/22)	701	741,300
3.95%, 03/15/24 (Call 12/15/23)	1,843	2,019,725
4.00%, 09/15/47 (Call 03/15/47)	648	755,717
4.13%, 04/15/30 (Call 01/15/30)	3,435	4,060,513
4.20%, 06/15/22 (Call 03/15/22)	3,320	3,507,613
4.70%, 06/01/43 (Call 12/01/42)	996	1,233,128
5.00%, 03/15/44 (Call 09/15/43)	1,831	2,352,048
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,140	2,181,730
3.00%, 10/01/49 (Call 04/01/49)	1,712	1,864,214
3.95%, 06/01/47 (Call 12/01/46)	2,993	3,661,636
4.13%, 06/15/44 (Call 12/15/43)	720	885,485
4.15%, 10/01/45 (Call 04/01/45)	1,295	1,635,766
4.15%, 06/15/48 (Call 12/15/47)	1,135	1,462,062
4.75%, 07/15/43 (Call 01/15/43)	581	778,523
6.25%, 05/15/39	1,830	2,702,489
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	326	337,465
6.00%, 12/01/39	3,034	4,221,204
7.00%, 10/30/31	750	1,067,063
7.75%, 03/01/31	1,529	2,288,485
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	954	1,031,665
8.63%, 04/15/31	1,805	2,637,177
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	4,398	4,528,577
3.60%, 09/15/42 (Call 03/15/42)	408	480,277
3.70%, 06/15/28 (Call 12/15/27)	1,888	2,205,090
3.80%, 06/15/47 (Call 12/15/46)	2,875	3,496,834
4.05%, 09/15/49 (Call 03/15/49)	1,363	1,729,497

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 06/15/48 (Call 12/15/47)	$1,760	$2,236,133
4.30%, 03/15/44 (Call 09/15/43)	2,218	2,825,621
Series 17, 6.25%, 09/01/37	210	318,024
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,095	1,247,742
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	3,029	3,172,302
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,985	2,054,038
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	135	146,624
3.60%, 07/01/49 (Call 01/01/49)	1,285	1,520,219
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	903	974,888
2.38%, 05/15/23 (Call 02/15/23)	2,021	2,114,754
2.45%, 01/15/30 (Call 10/15/29)	1,000	1,091,180
3.00%, 05/15/25 (Call 02/15/25)	425	466,153
3.00%, 05/15/27 (Call 02/15/27)	1,479	1,640,714
3.15%, 01/01/50 (Call 07/01/49)	1,000	1,130,320
3.20%, 05/15/29 (Call 02/15/29)	999	1,143,176
3.20%, 08/01/49 (Call 02/01/49)	2,100	2,387,595
3.25%, 09/01/23 (Call 08/01/23)	1,130	1,220,818
3.60%, 12/01/47 (Call 06/01/47)	1,915	2,320,520
3.65%, 09/01/28 (Call 06/01/28)	275	321,134
3.65%, 09/01/42 (Call 03/01/42)	1,900	2,241,297
3.70%, 05/01/28 (Call 02/01/28)	1,475	1,722,962
3.80%, 01/01/43 (Call 07/01/42)	310	372,484
3.80%, 03/01/46 (Call 09/01/45)	1,160	1,420,304
3.85%, 05/01/49 (Call 11/01/48)	2,900	3,636,571
3.95%, 05/01/42 (Call 11/01/41)	105	128,358
4.05%, 05/01/48 (Call 11/01/47)	910	1,167,821
5.50%, 03/01/40	171	246,910
5.80%, 05/01/37	183	264,380
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	2,185	2,222,342
2.65%, 11/15/22 (Call 10/15/22)	1,375	1,437,260
2.88%, 06/15/24 (Call 05/15/24)	2,524	2,722,866
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,483	1,588,530
5.63%, 07/15/22 (Call 04/15/22)	2,595	2,775,456
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	2,228	2,434,580
4.22%, 06/15/48 (Call 12/15/47)	3,500	4,427,430
4.30%, 05/20/45 (Call 11/20/44)	677	845,072
5.76%, 10/01/39	1,195	1,692,156
5.80%, 03/15/40	840	1,189,364
6.27%, 03/15/37	1,270	1,832,712
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,385	2,576,086
4.15%, 05/15/48 (Call 11/15/47)	1,215	1,518,835
4.50%, 08/15/40	386	483,809
6.00%, 06/01/39	935	1,356,189
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,378	1,486,201
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,725	3,216,644
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,168	1,453,728
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,450	1,619,708
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	1,117	1,162,451
2.90%, 02/01/23 (Call 01/01/23)	1,250	1,314,925
3.25%, 06/15/27 (Call 03/15/27)	2,820	3,126,421
3.40%, 02/01/28 (Call 10/01/27)	3,939	4,395,491
3.55%, 06/15/24 (Call 03/15/24)	888	969,909
3.75%, 11/15/25 (Call 08/15/25)	2,537	2,875,309

Security	Par (000)	Value

Electric (continued)
3.80%, 02/01/38 (Call 08/01/37)	$3,323	$3,804,170
4.00%, 02/01/48 (Call 08/01/47)	3,234	3,747,300
4.05%, 12/01/23 (Call 09/01/23)	1,179	1,291,583
6.00%, 10/15/39	3,124	4,403,840
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,725	2,968,778
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	5,786	5,867,467
2.85%, 08/01/29 (Call 05/01/29)	2,321	2,461,676
3.65%, 02/01/50 (Call 08/01/49)	2,822	2,994,735
4.00%, 04/01/47 (Call 10/01/46)	6,266	6,834,890
4.05%, 03/15/42 (Call 09/15/41)	1,069	1,180,657
4.50%, 09/01/40 (Call 03/01/40)	907	1,047,304
4.65%, 10/01/43 (Call 04/01/43)	1,045	1,223,538
5.50%, 03/15/40	1,516	1,910,357
5.63%, 02/01/36	600	742,494
6.00%, 01/15/34	585	786,024
6.05%, 03/15/39	2,534	3,346,198
6.65%, 04/01/29	720	881,489
Series 04-G, 5.75%, 04/01/35	425	575,314
Series 05-E, 5.35%, 07/15/35	1,423	1,856,958
Series 06-E, 5.55%, 01/15/37	1,745	2,197,670
Series 08-A, 5.95%, 02/01/38	1,562	2,041,331
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,721	1,846,960
Series A, 4.20%, 03/01/29 (Call 12/01/28)	326	377,071
Series B, 2.40%, 02/01/22 (Call 12/01/21)	260	265,936
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,248	2,516,793
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,646	3,214,414
Series C, 3.50%, 10/01/23 (Call 07/01/23)	1,708	1,837,313
Series C, 3.60%, 02/01/45 (Call 08/01/44)	3,020	3,106,281
Series C, 4.13%, 03/01/48 (Call 09/01/47)	4,281	4,729,734
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,656	1,768,873
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,563	3,966,830
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	6,257	6,663,705
3.25%, 07/01/26 (Call 04/01/26)	5,610	6,287,407
4.25%, 07/01/36 (Call 01/01/36)	3,369	3,905,446
4.40%, 07/01/46 (Call 01/01/46)	3,889	4,660,850
Series A, 3.70%, 04/30/30 (Call 01/30/30)	2,488	2,851,248
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	2,795	2,890,086
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	2,956	3,394,996
5.15%, 09/15/41	2,343	2,761,155
5.25%, 07/15/43	385	445,988
Series E, 2.50%, 12/15/21 (Call 11/15/21)	3,201	3,282,818
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,215	2,505,054
Southwestern Electric Power Co.
6.20%, 03/15/40	1,397	1,900,912
Series J, 3.90%, 04/01/45 (Call 10/01/44)	1,185	1,336,016
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,170	1,260,277
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,738	3,057,141
Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,578	3,009,274
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	450	488,385
3.40%, 08/15/46 (Call 02/15/46)	1,648	1,822,606
3.70%, 08/15/47 (Call 02/15/47)	935	1,065,171
3.75%, 06/15/49 (Call 12/15/48)	1,150	1,368,362
4.50%, 08/15/41 (Call 02/15/41)	1,897	2,386,597
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,485	1,906,012
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,750	2,996,620

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	$651	$764,326
4.10%, 06/15/42 (Call 12/15/41)	1,011	1,203,515
4.30%, 06/15/48 (Call 12/15/47)	1,088	1,379,725
4.35%, 05/15/44 (Call 11/15/43)	2,355	2,921,801
4.45%, 06/15/49 (Call 12/15/48)	1,226	1,598,177
Toledo Edison Co. (The), 6.15%, 05/15/37	639	902,498
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,895	3,858,114
3.05%, 03/15/25 (Call 12/15/24)	75	81,661
4.00%, 06/15/50 (Call 12/15/49)	1,599	1,910,789
4.85%, 12/01/48 (Call 06/01/48)	217	293,308
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	2,164	2,392,302
2.95%, 03/15/30 (Call 12/15/29)	2,500	2,826,225
3.25%, 10/01/49 (Call 04/01/49)	2,041	2,287,655
3.50%, 04/15/24 (Call 01/15/24)	1,846	2,017,438
3.50%, 03/15/29 (Call 12/15/28)	1,874	2,170,411
3.65%, 04/15/45 (Call 10/15/44)	1,850	2,169,606
3.90%, 09/15/42 (Call 03/15/42)	650	777,322
4.00%, 04/01/48 (Call 10/01/47)	1,195	1,493,953
5.30%, 08/01/37	90	121,296
8.45%, 03/15/39	35	59,562
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(d)	1,465	1,503,705
3.30%, 12/01/49 (Call 06/01/49)	3,313	3,907,021
3.45%, 09/01/22 (Call 06/01/22)	455	477,887
3.45%, 02/15/24 (Call 11/15/23)	974	1,057,676
4.00%, 01/15/43 (Call 07/15/42)	995	1,216,994
4.45%, 02/15/44 (Call 08/15/43)	1,405	1,849,219
4.60%, 12/01/48 (Call 06/01/48)	2,000	2,768,080
6.35%, 11/30/37	1,021	1,537,330
8.88%, 11/15/38	1,727	3,155,056
Series A, 2.88%, 07/15/29 (Call 04/15/29)	721	807,924
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,350	2,590,804
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,282	3,660,119
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,854	2,110,835
Series A, 3.80%, 04/01/28 (Call 01/01/28)	2,835	3,343,401
Series A, 6.00%, 05/15/37	1,772	2,549,607
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,625	1,817,351
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,423	2,964,298
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,352	1,723,124
Series B, 6.00%, 01/15/36	875	1,237,968
Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,593	1,673,781
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,200	1,498,848
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,115	2,805,336
WEC Energy Group Inc.
3.10%, 03/08/22	2,496	2,598,086
3.55%, 06/15/25 (Call 03/15/25)	3,270	3,671,948
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	1,170	1,239,264
2.95%, 09/15/21 (Call 06/15/21)	1,417	1,446,219
4.30%, 10/15/48 (Call 04/15/48)	485	618,002
5.70%, 12/01/36	450	631,314
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	1,610	1,802,170
3.05%, 10/15/27 (Call 07/15/27)	970	1,077,175
3.65%, 04/01/50 (Call 10/01/49)	1,960	2,309,919
6.38%, 08/15/37	240	350,664

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	$2,015	$2,252,891
3.35%, 11/21/21	1,612	1,670,645
3.67%, 12/01/42	820	950,528
4.75%, 11/01/44 (Call 05/01/44)	2,167	2,838,077
Xcel Energy Inc.
2.60%, 03/15/22 (Call 02/15/22)	1,839	1,895,843
2.60%, 12/01/29 (Call 06/01/29)	1,981	2,144,294
3.30%, 06/01/25 (Call 12/01/24)	2,054	2,277,681
3.35%, 12/01/26 (Call 06/01/26)	2,942	3,341,171
3.40%, 06/01/30 (Call 12/01/29)	3,118	3,590,845
3.50%, 12/01/49 (Call 06/01/49)	1,350	1,534,045
4.00%, 06/15/28 (Call 12/15/27)	3,631	4,280,441
6.50%, 07/01/36	659	967,050

		1,711,968,901

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)	20	21,025
1.95%, 10/15/30 (Call 07/15/30)	100	104,488
2.63%, 12/01/21 (Call 11/01/21)	1,210	1,242,138
2.75%, 10/15/50 (Call 04/15/50)	1,544	1,603,228
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,589,919
5.25%, 11/15/39	1,250	1,722,187

		8,282,985

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	361	371,108
2.75%, 09/15/29 (Call 06/15/29)	1,017	1,101,614
3.05%, 09/22/26 (Call 06/22/26)	2,367	2,617,926
3.20%, 10/01/22 (Call 07/01/22)	1,060	1,112,343
3.88%, 07/15/23 (Call 04/15/23)	4,585	4,976,742
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,565	2,797,671
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,809	2,982,484
3.55%, 10/01/27 (Call 07/01/27)	1,366	1,481,523
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	597	628,713
2.80%, 02/15/30 (Call 11/15/29)	3,923	4,316,948
3.20%, 04/01/24 (Call 02/01/24)	1,395	1,504,577
4.35%, 06/01/29 (Call 03/01/29)	1,176	1,436,084
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	2,981	3,208,808
3.50%, 04/01/22 (Call 02/01/22)	2,688	2,776,973
3.88%, 01/12/28 (Call 10/12/27)	165	180,588
4.00%, 04/01/25 (Call 01/01/25)	2,110	2,292,409
4.50%, 03/01/23 (Call 12/01/22)	1,523	1,627,067
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	139	143,333
4.63%, 04/15/26 (Call 01/15/26)	1,758	1,958,658
4.88%, 12/01/22	3,450	3,715,512
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	450	489,069
4.75%, 06/15/25 (Call 03/15/25)	2,822	3,168,288
4.88%, 06/15/29 (Call 03/15/29)	1,265	1,449,778
4.88%, 05/12/30 (Call 02/12/30)	540	616,318
5.00%, 02/15/23	2,638	2,882,384
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	100	102,603

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	$4,580	$5,068,136
4.30%, 06/15/46 (Call 12/15/45)	760	910,723
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	1,610	1,659,121
1.85%, 11/01/21 (Call 10/01/21)	7,373	7,499,152
1.95%, 06/01/30 (Call 03/01/30)	1,314	1,387,505
2.15%, 08/08/22 (Call 07/08/22)	2,809	2,903,242
2.30%, 08/15/24 (Call 07/15/24)	3,482	3,716,896
2.50%, 11/01/26 (Call 08/01/26)	7,890	8,687,758
2.70%, 08/15/29 (Call 05/15/29)	4,568	5,123,058
2.80%, 06/01/50 (Call 12/01/49)	3,040	3,316,488
3.35%, 12/01/23	65	71,025
3.81%, 11/21/47 (Call 05/21/47)	3,022	3,850,391
5.38%, 03/01/41	307	444,834
5.70%, 03/15/36	285	405,393
5.70%, 03/15/37	928	1,334,111
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	415	436,049
3.35%, 03/01/26 (Call 12/01/25)	1,450	1,559,881
3.50%, 02/15/28 (Call 11/15/27)	2,035	2,201,076
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	7,055	7,167,174
3.60%, 01/15/30 (Call 10/15/29)	481	515,194
3.95%, 01/12/28 (Call 10/12/27)	3,454	3,799,780
4.70%, 09/15/22	1,501	1,610,393
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	839	919,074
4.55%, 10/30/24 (Call 07/30/24)	2,370	2,679,569
4.60%, 04/06/27 (Call 01/06/27)	3,786	4,460,324
Legrand France SA, 8.50%, 02/15/25	1,385	1,839,668
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,316	1,458,352
Roper Technologies Inc.
0.45%, 08/15/22	425	425,242
1.00%, 09/15/25 (Call 08/15/25)	1,175	1,183,143
1.40%, 09/15/27 (Call 07/15/27)	3,740	3,788,171
1.75%, 02/15/31 (Call 11/15/30)	5,140	5,164,415
2.00%, 06/30/30 (Call 03/30/30)	894	916,341
2.35%, 09/15/24 (Call 08/15/24)	3,560	3,774,454
2.80%, 12/15/21 (Call 11/15/21)	1,457	1,497,359
2.95%, 09/15/29 (Call 06/15/29)	2,179	2,399,428
3.13%, 11/15/22 (Call 08/15/22)	1,970	2,067,870
3.65%, 09/15/23 (Call 08/15/23)	1,809	1,970,381
3.80%, 12/15/26 (Call 09/15/26)	3,762	4,359,556
3.85%, 12/15/25 (Call 09/15/25)	2,167	2,472,049
4.20%, 09/15/28 (Call 06/15/28)	1,051	1,258,688
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	1,887	2,026,506
4.75%, 12/01/24 (Call 09/01/24)	2,319	2,561,150
4.90%, 06/15/28 (Call 03/15/28)	1,716	2,050,225
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	1,427	1,548,637
3.45%, 08/01/24 (Call 05/01/24)	608	661,255
3.70%, 02/15/26 (Call 11/15/25)	1,135	1,277,499
7.13%, 10/01/37	331	501,104

		166,867,361

Environmental Control — 0.1%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	5,265	5,198,977
2.30%, 03/01/30 (Call 12/01/29)	1,148	1,220,393

Security	Par (000)	Value

Environmental Control (continued)
2.50%, 08/15/24 (Call 07/15/24)	$2,734	$2,920,076
2.90%, 07/01/26 (Call 04/01/26)	1,106	1,224,674
3.05%, 03/01/50 (Call 09/01/49)	3,695	3,921,725
3.20%, 03/15/25 (Call 12/15/24)	3,455	3,799,809
3.38%, 11/15/27 (Call 08/15/27)	3,789	4,306,123
3.55%, 06/01/22 (Call 03/01/22)	4,665	4,880,476
3.95%, 05/15/28 (Call 02/15/28)	2,774	3,282,752
4.75%, 05/15/23 (Call 02/15/23)	2,642	2,913,333
5.25%, 11/15/21	827	874,147
5.70%, 05/15/41 (Call 11/15/40)	50	70,681
6.20%, 03/01/40	100	146,967
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	2,237	2,413,835
3.05%, 04/01/50 (Call 10/01/49)	140	146,455
3.50%, 05/01/29 (Call 02/01/29)	2,584	2,954,675
4.25%, 12/01/28 (Call 09/01/28)	2,576	3,103,101
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	991	1,036,695
2.90%, 09/15/22 (Call 06/15/22)	4,476	4,672,720
3.13%, 03/01/25 (Call 12/01/24)	3,036	3,331,464
3.15%, 11/15/27 (Call 08/15/27)	3,368	3,756,836
3.50%, 05/15/24 (Call 02/15/24)	701	766,754
3.90%, 03/01/35 (Call 09/01/34)	2,200	2,620,244
4.10%, 03/01/45 (Call 09/01/44)	2,713	3,317,321
4.15%, 07/15/49 (Call 01/15/49)	2,070	2,597,001

		65,477,234

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,005	1,415,583
Bestfoods, Series E, 7.25%, 12/15/26	600	818,262
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,050	2,136,961
2.50%, 08/02/22	1,169	1,210,558
3.13%, 04/24/50 (Call 10/24/49)	1,465	1,481,994
3.30%, 03/19/25 (Call 12/19/24)	2,154	2,347,515
3.65%, 03/15/23 (Call 02/15/23)	4,776	5,108,839
3.95%, 03/15/25 (Call 01/15/25)	3,599	4,051,574
4.15%, 03/15/28 (Call 12/15/27)	4,834	5,638,571
4.80%, 03/15/48 (Call 09/15/47)	4,770	6,187,739
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	4,714	4,970,206
3.80%, 10/22/21	2,899	3,007,278
4.30%, 05/01/24 (Call 04/01/24)	4,171	4,667,558
4.60%, 11/01/25 (Call 09/01/25)	2,772	3,225,333
4.85%, 11/01/28 (Call 08/01/28)	2,649	3,245,820
5.30%, 11/01/38 (Call 05/01/38)	4,186	5,424,721
5.40%, 11/01/48 (Call 05/01/48)	3,316	4,574,422
7.00%, 10/01/28	3,473	4,693,343
8.25%, 09/15/30	2,325	3,499,055
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,437	1,548,957
4.38%, 04/01/22 (Call 01/01/22)	488	506,442
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	4,363	4,549,736
2.88%, 04/15/30 (Call 01/15/30)	3,040	3,350,718
3.15%, 12/15/21 (Call 09/15/21)	2,966	3,046,735
3.20%, 02/10/27 (Call 11/10/26)	2,753	3,096,850
3.65%, 02/15/24 (Call 11/15/23)	2,542	2,782,829
3.70%, 10/17/23 (Call 09/17/23)	1,373	1,504,341
4.00%, 04/17/25 (Call 02/17/25)	3,020	3,447,300
4.15%, 02/15/43 (Call 08/15/42)	445	553,184

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.20%, 04/17/28 (Call 01/17/28)	$5,306	$6,299,708
4.55%, 04/17/38 (Call 10/17/37)	1,130	1,457,870
4.70%, 04/17/48 (Call 10/17/47)	1,430	1,956,869
5.40%, 06/15/40	3,565	4,922,267
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	525	529,830
1.70%, 06/01/30 (Call 03/01/30)	320	329,971
2.05%, 11/15/24 (Call 10/15/24)	1,000	1,059,220
2.30%, 08/15/26 (Call 05/15/26)	3,065	3,318,567
2.45%, 11/15/29 (Call 08/15/29)	1,178	1,284,809
2.65%, 06/01/50 (Call 12/01/49)	300	310,170
3.13%, 11/15/49 (Call 05/15/49)	1,724	1,908,296
3.20%, 08/21/25 (Call 05/21/25)	853	948,817
3.38%, 05/15/23 (Call 04/15/23)	2,810	3,031,793
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	100	103,611
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	380	413,531
3.20%, 10/01/26 (Call 07/01/26)	2,470	2,724,089
3.90%, 06/01/50 (Call 12/01/49)	1,335	1,519,737
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	280	292,891
3.00%, 03/15/22	1,413	1,465,408
3.38%, 12/15/27 (Call 09/15/27)	2,051	2,289,983
3.50%, 10/15/21	210	217,264
3.50%, 03/15/25	4,445	5,002,625
3.55%, 03/15/50 (Call 09/15/49)	1,645	1,782,851
4.25%, 03/15/35	2,767	3,319,044
4.38%, 03/15/45	1,806	2,172,239
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	60	61,774
2.65%, 12/01/23	4,554	4,838,397
3.13%, 05/17/22	298	310,844
3.25%, 04/01/26	2,563	2,884,118
3.40%, 11/15/27 (Call 08/15/27)	1,235	1,390,746
4.30%, 05/15/28 (Call 02/15/28)	2,460	2,912,296
4.50%, 04/01/46	1,539	1,956,977
Series B, 7.45%, 04/01/31	2,913	4,269,817
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	945	1,327,744
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	2,534	2,655,049
2.65%, 10/15/26 (Call 07/15/26)	2,594	2,835,268
2.80%, 08/01/22 (Call 07/01/22)	1,950	2,032,193
2.95%, 11/01/21 (Call 10/01/21)	2,086	2,142,447
3.40%, 04/15/22 (Call 01/15/22)	135	140,301
3.50%, 02/01/26 (Call 11/01/25)	1,596	1,801,533
3.70%, 08/01/27 (Call 05/01/27)	2,567	2,970,558
3.85%, 08/01/23 (Call 05/01/23)	3,555	3,860,801
3.88%, 10/15/46 (Call 04/15/46)	2,818	3,217,649
3.95%, 01/15/50 (Call 07/15/49)	2,290	2,669,980
4.00%, 02/01/24 (Call 11/01/23)	3,149	3,469,285
4.45%, 02/01/47 (Call 08/01/46)	901	1,113,492
4.50%, 01/15/29 (Call 10/15/28)	1,251	1,538,955
4.65%, 01/15/48 (Call 07/15/47)	3,064	3,898,848
5.00%, 04/15/42 (Call 10/15/41)	1,116	1,405,022
5.15%, 08/01/43 (Call 02/01/43)	1,766	2,288,542
5.40%, 07/15/40 (Call 01/15/40)	308	396,587
5.40%, 01/15/49 (Call 07/15/48)	3,536	4,857,721
6.90%, 04/15/38	1,145	1,676,131
7.50%, 04/01/31	1,048	1,533,161

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc.
3.40%, 08/15/27 (Call 05/15/27)	$3,620	$4,089,442
4.20%, 08/15/47 (Call 02/15/47)	820	1,038,579
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	970	1,044,515
2.70%, 08/15/22 (Call 07/15/22)	1,724	1,794,322
3.15%, 08/15/24 (Call 06/15/24)	3,051	3,330,716
Mondelez International Inc.
0.63%, 07/01/22	588	590,540
1.50%, 05/04/25 (Call 04/04/25)	3,205	3,318,713
2.13%, 04/13/23 (Call 03/13/23)	75	78,041
2.75%, 04/13/30 (Call 01/13/30)	5,510	6,029,483
3.63%, 05/07/23 (Call 04/07/23)	1,175	1,269,141
3.63%, 02/13/26 (Call 12/13/25)	2,188	2,501,694
4.00%, 02/01/24 (Call 11/01/23)	100	110,982
4.13%, 05/07/28 (Call 02/07/28)	2,655	3,159,530
4.63%, 05/07/48 (Call 11/07/47)	1,670	2,231,704
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,816	1,821,666
2.60%, 06/12/22	2,883	2,980,763
3.25%, 07/15/27 (Call 04/15/27)	3,660	3,939,112
3.30%, 07/15/26 (Call 04/15/26)	1,820	1,974,991
3.30%, 02/15/50 (Call 08/15/49)	1,530	1,416,826
3.55%, 03/15/25 (Call 01/15/25)	2,461	2,684,582
3.75%, 10/01/25 (Call 07/01/25)	5,459	6,023,297
4.45%, 03/15/48 (Call 09/15/47)	2,473	2,682,834
4.50%, 04/01/46 (Call 10/01/45)	2,873	3,060,118
4.85%, 10/01/45 (Call 04/01/45)	678	756,112
5.38%, 09/21/35	1,364	1,680,503
5.65%, 04/01/25 (Call 03/01/25)	411	486,238
5.95%, 04/01/30 (Call 01/01/30)	3,593	4,539,504
6.60%, 04/01/40 (Call 10/01/39)	2,710	3,604,435
6.60%, 04/01/50 (Call 10/01/49)	2,962	4,076,541
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	4,764	5,396,897
3.90%, 09/28/23 (Call 08/28/23)	1,706	1,866,705
3.95%, 08/15/24 (Call 05/15/24)	5,504	6,134,538
4.00%, 03/01/26 (Call 01/01/26)	2,461	2,829,141
4.35%, 03/01/29 (Call 12/01/28)	2,860	3,445,185
4.50%, 06/15/22 (Call 03/15/22)	5,678	6,029,525
4.55%, 06/02/47 (Call 12/02/46)	1,391	1,755,887
4.88%, 08/15/34 (Call 02/15/34)	4,235	5,517,019
5.10%, 09/28/48 (Call 03/28/48)	3,751	5,145,359
5.15%, 08/15/44 (Call 02/15/44)	2,461	3,243,573

		320,888,873

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	1,793	1,911,141
4.50%, 08/01/24 (Call 05/01/24)	1,010	1,099,052
5.50%, 11/02/47 (Call 05/02/47)	1,430	1,579,449
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	1,350	1,389,987
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	259	272,064
5.25%, 05/12/24	1,074	1,170,348
5.50%, 01/17/27	2,105	2,341,434
Georgia-Pacific LLC
7.75%, 11/15/29	1,295	1,939,340
8.00%, 01/15/24	1,000	1,238,980
8.88%, 05/15/31	1,571	2,562,301

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	$455	$500,259
3.65%, 06/15/24 (Call 03/15/24)	4,458	4,926,135
3.80%, 01/15/26 (Call 10/15/25)	5,680	6,485,197
4.35%, 08/15/48 (Call 02/15/48)	3,301	3,966,350
4.40%, 08/15/47 (Call 02/15/47)	2,066	2,490,150
4.80%, 06/15/44 (Call 12/15/43)	3,553	4,346,562
5.00%, 09/15/35 (Call 03/15/35)	3,837	4,948,540
5.15%, 05/15/46 (Call 11/15/45)	2,822	3,613,289
6.00%, 11/15/41 (Call 05/15/41)	1,974	2,664,821
7.30%, 11/15/39	1,846	2,681,758
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	912	976,278
6.00%, 01/15/29 (Call 10/15/28)	4,448	5,046,300

		58,149,735

Gas — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)(d)	465	512,421
3.00%, 06/15/27 (Call 03/15/27)	1,815	2,015,231
3.38%, 09/15/49 (Call 03/15/49)	1,341	1,534,426
4.13%, 10/15/44 (Call 04/15/44)	650	810,193
4.13%, 03/15/49 (Call 09/15/48)	1,899	2,382,466
4.15%, 01/15/43 (Call 07/15/42)	2,259	2,805,723
4.30%, 10/01/48 (Call 04/01/48)	770	1,002,101
5.50%, 06/15/41 (Call 12/15/40)	2,345	3,268,344
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	1,833	1,962,868
4.00%, 04/01/28 (Call 01/01/28)	1,999	2,272,443
4.10%, 09/01/47 (Call 03/01/47)	1,124	1,294,117
5.85%, 01/15/41 (Call 07/15/40)	783	1,056,126
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	2,105	2,279,778
3.60%, 12/15/24 (Call 09/15/24)	175	194,381
4.60%, 12/15/44 (Call 06/15/44)	1,054	1,325,131
4.80%, 11/01/43 (Call 05/01/43)	1,443	1,806,246
Series A, 2.50%, 11/15/24 (Call 10/15/24)	3,736	3,999,351
Series B, 3.00%, 11/15/29 (Call 08/15/29)	1,520	1,682,032
Series C, 3.90%, 11/15/49 (Call 05/15/49)	2,260	2,627,273
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,480	1,533,517
3.95%, 09/15/27 (Call 06/15/27)	420	427,316
4.75%, 09/01/28 (Call 06/01/28)	1,689	1,764,515
4.90%, 12/01/21 (Call 09/01/21)	893	928,845
5.20%, 07/15/25 (Call 04/15/25)	1,410	1,560,814
5.50%, 01/15/26 (Call 12/15/25)	525	575,479
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,510	5,524,271
1.70%, 02/15/31 (Call 11/15/30)	3,155	3,124,680
2.95%, 09/01/29 (Call 06/01/29)	2,074	2,276,485
3.49%, 05/15/27 (Call 02/15/27)	1,105	1,251,103
3.60%, 05/01/30 (Call 02/01/30)	3,579	4,124,368
3.95%, 03/30/48 (Call 09/30/47)	3,045	3,610,243
4.38%, 05/15/47 (Call 11/15/46)	3,626	4,573,220
4.80%, 02/15/44 (Call 08/15/43)	2,222	2,851,626
5.25%, 02/15/43 (Call 08/15/42)	795	1,062,009
5.65%, 02/01/45 (Call 08/01/44)	2,137	2,996,330
5.95%, 06/15/41 (Call 12/15/40)	2,160	3,066,509
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	117	121,792
3.61%, 02/01/24 (Call 11/01/23)	593	649,228

Security	Par (000)	Value

Gas (continued)
4.50%, 11/01/48 (Call 05/01/48)	$1,655	$2,115,239
4.66%, 02/01/44 (Call 08/01/43)	1,015	1,302,306
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	3,317	3,662,830
3.50%, 06/01/29 (Call 03/01/29)	3,566	4,105,714
3.64%, 11/01/46 (Call 05/01/46)	1,645	1,851,118
4.65%, 08/01/43 (Call 02/01/43)	700	899,318
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	3,380	3,692,481
3.20%, 06/15/25 (Call 03/15/25)	917	1,018,870
3.75%, 09/15/42 (Call 03/15/42)	90	105,811
5.13%, 11/15/40	1,940	2,581,383
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,118	3,392,571
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,480	1,862,062
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,236	1,617,652
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	600	757,608
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	337	368,001
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	403	423,061
3.25%, 06/15/26 (Call 03/15/26)	1,000	1,081,860
3.50%, 09/15/21 (Call 06/15/21)	975	998,731
3.95%, 10/01/46 (Call 04/01/46)	2,173	2,442,756
4.40%, 06/01/43 (Call 12/01/42)	1,620	1,914,986
4.40%, 05/30/47 (Call 11/30/46)	943	1,147,952
5.88%, 03/15/41 (Call 09/15/40)	1,650	2,279,046
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,000	1,982,480
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	675	712,031
3.70%, 04/01/28 (Call 01/01/28)	1,500	1,706,970
3.80%, 09/29/46 (Call 03/29/46)	1,165	1,288,735
4.15%, 06/01/49 (Call 12/01/48)	1,349	1,606,646
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	965	1,092,612
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,185	1,347,262

		126,211,093

Hand & Machine Tools — 0.0%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	1,670	1,718,847
4.63%, 06/15/28 (Call 03/15/28)	429	465,315
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	184	194,613
4.10%, 03/01/48 (Call 09/01/47)	175	213,626
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,525	1,689,700
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	2,600	2,784,132
2.90%, 11/01/22	1,453	1,529,312
3.40%, 12/01/21 (Call 09/01/21)	2,300	2,366,631
3.40%, 03/01/26 (Call 01/01/26)	2,485	2,821,022
4.00%, 03/15/60 (Call 03/15/25)(a)	1,840	1,938,514
4.25%, 11/15/28 (Call 08/15/28)	1,130	1,366,701
4.85%, 11/15/48 (Call 05/15/48)	909	1,269,446
5.20%, 09/01/40	2,093	2,855,040

		21,212,899

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	3,860	3,897,519
1.40%, 06/30/30 (Call 03/30/30)	2,832	2,871,705
2.55%, 03/15/22	4,242	4,386,907
2.95%, 03/15/25 (Call 12/15/24)	4,321	4,741,477

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.40%, 11/30/23 (Call 09/30/23)	$3,630	$3,962,399
3.75%, 11/30/26 (Call 08/30/26)	4,637	5,422,786
3.88%, 09/15/25 (Call 06/15/25)	2,913	3,345,173
4.75%, 11/30/36 (Call 05/30/36)	4,982	6,729,835
4.75%, 04/15/43 (Call 10/15/42)	2,327	3,212,144
4.90%, 11/30/46 (Call 05/30/46)	9,355	13,396,079
5.30%, 05/27/40	2,935	4,336,521
6.00%, 04/01/39	1,951	3,033,766
6.15%, 11/30/37	1,440	2,265,710
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	4,472	4,904,398
3.50%, 08/15/46 (Call 02/15/46)	118	133,919
3.75%, 10/01/25 (Call 09/01/25)(b)	503	575,362
3.95%, 04/01/30 (Call 01/10/30)(b)	3,280	3,946,037
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	900	943,389
2.65%, 06/01/30 (Call 03/01/30)	100	106,422
3.38%, 05/15/22	794	831,707
3.45%, 03/01/24 (Call 02/01/24)	3,778	4,110,766
3.75%, 03/01/26 (Call 01/01/26)	5,018	5,746,162
3.85%, 05/15/25	4,377	4,971,966
4.00%, 03/01/28 (Call 12/01/27)	64	75,297
4.00%, 03/01/29 (Call 12/01/28)	392	457,613
4.55%, 03/01/39 (Call 09/01/38)	2,020	2,531,363
4.70%, 03/01/49 (Call 09/01/48)	3,103	4,123,546
7.00%, 11/15/35	548	805,582
7.38%, 01/15/40	2,737	4,379,173
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	935	993,138
3.20%, 06/15/22 (Call 03/15/22)	1,606	1,674,335
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	786	878,465
4.38%, 09/15/45 (Call 03/15/45)	3,868	4,984,962
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	330	357,657
DH Europe Finance II Sarl
2.05%, 11/15/22	3,035	3,134,245
2.20%, 11/15/24 (Call 10/15/24)	2,716	2,876,190
2.60%, 11/15/29 (Call 08/15/29)	2,691	2,930,714
3.25%, 11/15/39 (Call 05/15/39)	1,978	2,222,718
3.40%, 11/15/49 (Call 05/15/49)	900	1,047,114
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,801	2,171,790
Koninklijke Philips NV
5.00%, 03/15/42	2,923	3,829,802
6.88%, 03/11/38	1,050	1,593,795
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,971	3,406,519
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	1,914	2,020,074
3.15%, 03/15/22	1,662	1,733,732
3.50%, 03/15/25	3,813	4,291,989
3.63%, 03/15/24 (Call 12/15/23)	1,939	2,128,983
4.38%, 03/15/35	9,011	11,912,993
4.63%, 03/15/45	5,392	7,430,338
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	60	60,974
1.95%, 06/15/30 (Call 03/15/30)	1,310	1,344,165
2.90%, 06/15/50 (Call 12/15/49)	500	521,755
3.38%, 05/15/24 (Call 02/15/24)	3,360	3,673,858

Security	Par (000)	Value

Health Care - Products (continued)
3.38%, 11/01/25 (Call 08/01/25)	$3,677	$4,127,359
3.50%, 03/15/26 (Call 12/15/25)	3,582	4,059,624
3.65%, 03/07/28 (Call 12/07/27)	3,212	3,739,989
4.10%, 04/01/43 (Call 10/01/42)	2,800	3,343,312
4.38%, 05/15/44 (Call 11/15/43)	2,248	2,807,595
4.63%, 03/15/46 (Call 09/15/45)	461	604,131
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	3,048	3,305,739
2.95%, 09/19/26 (Call 06/19/26)	5,348	5,976,283
3.00%, 04/15/23 (Call 02/15/23)	2,151	2,283,609
3.20%, 08/15/27 (Call 05/15/27)	2,376	2,676,588
3.65%, 12/15/25 (Call 09/09/25)	2,311	2,623,470
4.10%, 08/15/47 (Call 02/15/47)	2,459	3,147,102
4.13%, 03/25/25 (Call 02/25/25)	398	456,816
4.15%, 02/01/24 (Call 11/01/23)	3,888	4,311,986
4.50%, 03/25/30 (Call 12/25/29)	5,396	6,729,837
5.30%, 02/01/44 (Call 08/01/43)	2,524	3,552,353
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	2,377	2,619,406
3.15%, 04/01/22 (Call 02/01/22)	1,648	1,707,806
3.38%, 11/30/21 (Call 08/30/21)	1,167	1,199,349
3.55%, 04/01/25 (Call 01/01/25)	6,101	6,783,275
3.55%, 03/20/30 (Call 12/20/29)	5,020	5,609,398
3.70%, 03/19/23 (Call 02/19/23)	1,465	1,570,363
4.45%, 08/15/45 (Call 02/15/45)	1,514	1,686,566
5.75%, 11/30/39	100	124,577

		242,511,561

Health Care - Services — 0.7%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	429	439,485
3.63%, 03/01/49 (Call 09/01/48)	2,341	2,520,461
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	658	737,006
3.83%, 08/15/28 (Call 05/15/28)	971	1,119,621
4.27%, 08/15/48 (Call 02/15/48)	1,032	1,337,431
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,342	1,418,427
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	4,706	4,910,523
2.80%, 06/15/23 (Call 04/15/23)	6,085	6,432,453
3.50%, 11/15/24 (Call 08/15/24)	3,935	4,333,419
3.88%, 08/15/47 (Call 02/15/47)	2,218	2,578,647
4.13%, 11/15/42 (Call 05/15/42)	2,199	2,526,167
4.50%, 05/15/42 (Call 11/15/41)	1,026	1,221,484
4.75%, 03/15/44 (Call 09/15/43)	1,338	1,679,805
6.63%, 06/15/36	2,911	4,139,209
6.75%, 12/15/37	2,377	3,415,060
AHS Hospital Corp., 5.02%, 07/01/45	381	521,658
Allina Health System, Series 2019, 3.89%, 04/15/49	2,309	2,707,095
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,987	7,250,899
2.38%, 01/15/25 (Call 12/15/24)	1,383	1,475,758
2.88%, 09/15/29 (Call 06/15/29)	2,005	2,190,021
2.95%, 12/01/22 (Call 11/01/22)	770	810,856
3.13%, 05/15/22	743	776,658
3.13%, 05/15/50 (Call 11/15/49)	7,241	7,651,058
3.30%, 01/15/23	3,827	4,080,692
3.35%, 12/01/24 (Call 10/01/24)	3,442	3,803,892
3.50%, 08/15/24 (Call 05/15/24)	4,022	4,425,970
3.65%, 12/01/27 (Call 09/01/27)	6,030	6,912,068
3.70%, 09/15/49 (Call 03/15/49)	2,499	2,870,077

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.10%, 03/01/28 (Call 12/01/27)	$3,168	$3,715,145
4.38%, 12/01/47 (Call 06/01/47)	2,944	3,680,883
4.55%, 03/01/48 (Call 09/01/47)	1,825	2,342,533
4.63%, 05/15/42	4,563	5,766,583
4.65%, 01/15/43	4,922	6,268,167
4.65%, 08/15/44 (Call 02/15/44)	3,250	4,136,372
5.10%, 01/15/44	2,635	3,553,719
5.85%, 01/15/36	714	970,890
6.38%, 06/15/37	255	360,516
Ascension Health
3.95%, 11/15/46	2,220	2,810,964
4.85%, 11/15/53	4,155	6,309,866
Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,150	1,282,468
Series B, 3.11%, 11/15/39 (Call 05/15/39)	362	396,271
Banner Health
2.34%, 01/01/30 (Call 10/01/29)	1,000	1,047,470
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	743	814,655
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,000	2,505,260
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	300	362,670
4.19%, 11/15/45 (Call 05/15/45)	1,178	1,476,764
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	1,562	1,765,779
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,300	1,296,295
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	476	467,770
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,678	2,109,112
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	100	99,374
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	498	645,005
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,000	1,127,110
City of Hope
Series 2013, 5.62%, 11/15/43	20	28,342
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	152	184,447
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	3,099	3,248,527
2.95%, 11/01/22	1,125	1,177,909
3.35%, 10/01/29 (Call 04/01/29)	1,953	2,082,171
3.82%, 10/01/49 (Call 04/01/49)	2,861	3,187,297
4.19%, 10/01/49 (Call 04/01/49)	2,127	2,295,480
4.35%, 11/01/42	4,270	4,722,833
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	700	779,506
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,550	1,845,678
Dignity Health
4.50%, 11/01/42	875	930,554
5.27%, 11/01/64	1,230	1,518,214
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,358	1,730,431
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	435	538,456
4.50%, 07/01/57 (Call 01/01/57)	994	1,302,150
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	1,105	1,100,436
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,172	1,170,090

Security	Par (000)	Value

Health Care - Services (continued)
Hartford HealthCare Corp., 3.45%, 07/01/54	$1,500	$1,440,750
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	6,723	7,731,383
4.50%, 02/15/27 (Call 08/15/26)	3,768	4,295,746
4.75%, 05/01/23	3,200	3,516,512
5.00%, 03/15/24	989	1,117,886
5.13%, 06/15/39 (Call 12/15/38)	4,576	5,676,940
5.25%, 04/15/25	9,226	10,759,730
5.25%, 06/15/26 (Call 12/15/25)	4,242	5,004,754
5.25%, 06/15/49 (Call 12/15/48)	7,263	9,118,479
5.50%, 06/15/47 (Call 12/15/46)	5,472	6,940,794
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	2,581	2,712,837
3.13%, 08/15/29 (Call 05/15/29)	2,408	2,669,581
3.15%, 12/01/22 (Call 09/01/22)	1,402	1,474,624
3.85%, 10/01/24 (Call 07/01/24)	3,095	3,428,115
3.95%, 03/15/27 (Call 12/15/26)	3,909	4,495,467
3.95%, 08/15/49 (Call 02/15/49)	837	1,009,121
4.50%, 04/01/25 (Call 03/01/25)	1,608	1,857,755
4.63%, 12/01/42 (Call 06/01/42)	1,039	1,312,704
4.80%, 03/15/47 (Call 09/14/46)	2,195	2,921,084
4.88%, 04/01/30 (Call 01/01/30)	2,462	3,091,509
4.95%, 10/01/44 (Call 04/01/44)	2,183	2,924,980
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	1,671	2,149,825
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,389	2,935,484
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,188	3,584,842
3.50%, 04/01/22	775	810,355
4.15%, 05/01/47 (Call 11/01/46)	4,993	6,381,753
4.88%, 04/01/42	1,417	1,956,268
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	3,736	4,188,616
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	1,389	1,475,757
2.95%, 12/01/29 (Call 09/01/29)	375	410,603
3.20%, 02/01/22	900	934,065
3.25%, 09/01/24 (Call 07/01/24)	1,109	1,216,274
3.60%, 02/01/25 (Call 11/01/24)	4,769	5,321,203
3.60%, 09/01/27 (Call 06/01/27)	2,400	2,729,112
3.75%, 08/23/22 (Call 05/23/22)	1,560	1,643,694
4.00%, 11/01/23 (Call 08/01/23)	555	606,693
4.70%, 02/01/45 (Call 08/01/44)	3,877	4,953,333
Mayo Clinic
3.77%, 11/15/43	70	82,688
Series 2016, 4.13%, 11/15/52	2,190	2,790,936
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	565	697,476
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,277	1,376,261
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	1,718	1,830,976
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,670	2,180,202
5.00%, 07/01/42	510	708,319
Series 2015, 4.20%, 07/01/55	2,074	2,817,799
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	656	703,166
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	971	1,105,153
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	1,296	1,292,553

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Montefiore Obligated Group
4.29%, 09/01/50	$1,506	$1,562,023
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	2,682	3,022,158
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	1,758	2,016,022
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,055	2,303,737
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	312	314,593
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,300	1,276,782
2.61%, 08/01/60 (Call 02/01/60)	1,300	1,277,432
4.02%, 08/01/45	3,194	4,088,288
4.06%, 08/01/56	350	456,558
Series 2019, 3.95%, 08/01/19 (Call 02/01/19)	1,374	1,585,665
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,582	2,842,059
3.98%, 11/01/46 (Call 11/01/45)	1,690	1,862,633
4.26%, 11/01/47 (Call 11/01/46)	1,780	2,111,739
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	201	217,082
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	1,147	1,280,465
Partners Healthcare System Inc.
Series 2015, 4.12%, 07/01/55	159	196,996
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,049	1,198,524
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,250	1,368,162
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	1,977	2,134,508
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,012	1,340,617
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,482	2,678,525
Series A, 3.93%, 10/01/48 (Call 04/01/48)	766	900,219
Series H, 2.75%, 10/01/26	738	807,940
Series I, 3.74%, 10/01/47	1,765	2,011,923
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	3,345	3,619,591
2.95%, 06/30/30 (Call 03/30/30)	3,378	3,686,411
3.45%, 06/01/26 (Call 03/01/26)	2,492	2,821,467
3.50%, 03/30/25 (Call 12/30/24)	264	293,476
4.20%, 06/30/29 (Call 03/30/29)	1,884	2,242,845
4.25%, 04/01/24 (Call 01/01/24)	3,195	3,549,805
4.70%, 03/30/45 (Call 09/30/44)	690	855,186
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	344	365,672
3.95%, 07/01/46 (Call 07/01/45)	2,495	2,842,129
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,224	1,422,827
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	621	666,401
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	1,104	1,393,303
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,884	2,087,397
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,935	2,314,512
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	1,110	1,036,396
4.33%, 11/15/55	325	444,704
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	2,055	2,421,756
6.02%, 11/15/48	1,360	1,573,411

Security	Par (000)	Value

Health Care - Services (continued)
Series B, 5.33%, 11/15/28	$1,252	$1,373,181
Trinity Health Corp.
4.13%, 12/01/45	250	300,038
Series 2019, 3.43%, 12/01/48	1,085	1,191,666
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	1,330	1,364,593
2.00%, 05/15/30 (Call 02/15/30)	3,129	3,280,037
2.38%, 10/15/22	2,490	2,597,543
2.38%, 08/15/24	3,690	3,949,665
2.75%, 02/15/23 (Call 11/15/22)	1,898	1,996,772
2.75%, 05/15/40 (Call 11/15/39)	3,711	3,929,244
2.88%, 12/15/21	4,270	4,409,672
2.88%, 03/15/22 (Call 12/15/21)	4,346	4,487,680
2.88%, 03/15/23	4,572	4,850,435
2.88%, 08/15/29	3,559	3,989,959
2.90%, 05/15/50 (Call 11/15/49)	3,219	3,424,533
2.95%, 10/15/27	4,509	5,054,318
3.10%, 03/15/26	5,727	6,437,263
3.13%, 05/15/60 (Call 11/15/59)	6,322	6,923,538
3.35%, 07/15/22	5,529	5,841,720
3.38%, 11/15/21 (Call 08/15/21)	761	782,673
3.38%, 04/15/27	2,989	3,420,432
3.45%, 01/15/27	3,773	4,317,519
3.50%, 06/15/23	2,176	2,362,179
3.50%, 02/15/24	1,101	1,212,818
3.50%, 08/15/39 (Call 02/15/39)	3,374	3,924,367
3.70%, 12/15/25	557	640,143
3.70%, 08/15/49 (Call 02/15/49)	2,667	3,242,352
3.75%, 07/15/25	8,149	9,320,011
3.75%, 10/15/47 (Call 04/15/47)	1,959	2,356,657
3.85%, 06/15/28	5,346	6,326,563
3.88%, 12/15/28	1,348	1,609,377
3.88%, 08/15/59 (Call 02/15/59)	2,430	3,030,988
3.95%, 10/15/42 (Call 04/15/42)	2,190	2,635,424
4.20%, 01/15/47 (Call 07/15/46)	4,892	6,177,128
4.25%, 03/15/43 (Call 09/15/42)	3,038	3,868,680
4.25%, 04/15/47 (Call 10/15/46)	4,881	6,308,009
4.25%, 06/15/48 (Call 12/15/47)	4,309	5,577,699
4.38%, 03/15/42 (Call 09/15/41)	115	146,114
4.45%, 12/15/48 (Call 06/15/48)	3,186	4,247,129
4.63%, 07/15/35	3,176	4,202,070
4.63%, 11/15/41 (Call 05/15/41)	3,406	4,519,353
4.75%, 07/15/45	5,555	7,565,521
5.70%, 10/15/40 (Call 04/15/40)	2,025	2,968,832
5.80%, 03/15/36	940	1,360,631
5.95%, 02/15/41 (Call 08/15/40)	1,470	2,183,038
6.50%, 06/15/37	2,496	3,887,795
6.63%, 11/15/37	1,776	2,807,181
6.88%, 02/15/38	2,750	4,435,200
UPMC, Series D-1, 3.60%, 04/03/25	125	138,365
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	1,817	2,251,227
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	701	680,923

		554,224,413

Holding Companies - Diversified — 0.0%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	2,980	2,979,076
3.50%, 02/10/23 (Call 01/10/23)	2,608	2,672,652
3.63%, 01/19/22 (Call 12/19/21)	3,796	3,905,629

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.88%, 01/15/26 (Call 12/15/25)	$430	$435,999
4.20%, 06/10/24 (Call 05/10/24)	2,184	2,262,253
4.25%, 03/01/25 (Call 01/01/25)	3,381	3,490,443
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	1,600	1,583,440
4.63%, 07/15/24 (Call 06/15/24)	2,735	2,747,663
4.75%, 05/15/22 (Call 04/15/22)	929	945,703
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	515	541,033
Main Street Capital Corp., 5.20%, 05/01/24	1,290	1,339,962
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	2,291	2,306,418
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	2,456	2,447,330
4.00%, 03/30/25 (Call 02/28/25)	1,705	1,717,600
4.25%, 01/15/26 (Call 12/15/25)	865	873,079
5.25%, 04/15/24 (Call 03/15/24)	1,157	1,223,481
Prospect Capital Corp., 5.88%, 03/15/23	1,340	1,392,823
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	1,334	1,355,638

		34,220,222

Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	1,025	1,089,708
2.60%, 10/15/25 (Call 09/15/25)	200	214,410
4.38%, 09/15/22 (Call 06/15/22)	600	638,358
4.75%, 02/15/23 (Call 11/15/22)	1,854	2,010,237
5.75%, 08/15/23 (Call 05/15/23)	2,630	2,970,769
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	38	41,240
3.95%, 09/15/22 (Call 06/15/22)	1,243	1,313,068

		8,277,790

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	800	887,704
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	353	366,146
3.50%, 11/15/27 (Call 08/15/27)	1,360	1,431,781
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,371,185
4.40%, 03/15/29 (Call 12/15/28)	3,277	3,601,259
Whirlpool Corp.
3.70%, 05/01/25	1,551	1,733,879
4.00%, 03/01/24	838	921,968
4.50%, 06/01/46 (Call 12/01/45)	701	832,024
4.60%, 05/15/50 (Call 11/15/49)	1,010	1,254,763
4.70%, 06/01/22	1,311	1,402,809
4.75%, 02/26/29 (Call 11/26/28)	1,976	2,420,402

		17,223,920

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 01/30/30)	955	1,014,993
4.88%, 12/06/28 (Call 09/06/28)	1,406	1,741,879
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	2,491	2,574,324
2.88%, 10/01/22	1,070	1,120,558
3.15%, 08/01/27 (Call 05/01/27)	2,129	2,345,753
3.95%, 08/01/47 (Call 02/01/47)	2,269	2,700,019
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	733	750,335

Security	Par (000)	Value

Household Products & Wares (continued)
3.05%, 09/15/22 (Call 06/15/22)	$1,624	$1,700,328
3.10%, 10/01/27 (Call 07/01/27)	1,920	2,161,728
3.50%, 12/15/24 (Call 09/15/24)	1,186	1,320,623
3.80%, 11/15/21	1,800	1,872,414
3.90%, 05/15/28 (Call 02/15/28)	1,558	1,845,716
Kimberly-Clark Corp.
2.40%, 03/01/22	22	22,661
2.75%, 02/15/26	985	1,086,573
2.88%, 02/07/50 (Call 08/07/49)	2,760	3,031,998
3.05%, 08/15/25	938	1,043,206
3.10%, 03/26/30 (Call 12/26/29)	927	1,061,925
3.20%, 04/25/29 (Call 01/25/29)	560	643,026
3.20%, 07/30/46 (Call 01/30/46)	3,230	3,767,440
3.90%, 05/04/47 (Call 11/04/46)	2,586	3,287,918
3.95%, 11/01/28 (Call 08/01/28)	1,792	2,154,808
5.30%, 03/01/41	1,390	1,981,695
6.63%, 08/01/37	473	758,929

		39,988,849

Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	778,736
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	2,200	2,409,946
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	517	573,384
3.25%, 03/17/25	4,489	5,002,990
3.60%, 04/01/30 (Call 01/01/30)	4,536	5,318,914
3.63%, 06/15/23	777	845,617
3.63%, 11/15/24	2,335	2,635,725
4.00%, 10/15/46 (Call 04/15/46)	1,044	1,221,668
4.75%, 01/15/49 (Call 07/15/48)	1,960	2,552,508
Alleghany Corp.
3.63%, 05/15/30 (Call 02/15/30)	2,807	3,154,170
4.90%, 09/15/44 (Call 03/15/44)	960	1,179,677
4.95%, 06/27/22	2,157	2,309,219
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,325	2,478,706
Allstate Corp. (The)
3.15%, 06/15/23	769	828,444
3.28%, 12/15/26 (Call 09/15/26)	1,550	1,786,406
3.85%, 08/10/49 (Call 02/10/49)	1,912	2,312,813
4.20%, 12/15/46 (Call 06/15/46)	1,836	2,310,129
4.50%, 06/15/43	426	545,071
5.35%, 06/01/33	1,327	1,822,621
5.55%, 05/09/35	2,228	3,308,068
5.95%, 04/01/36	188	268,650
6.50%, 05/15/57 (Call 05/15/37)(a)	1,900	2,429,074
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	3,742	4,018,646
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,022	1,116,780
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	2,237	2,423,611
4.50%, 06/15/47 (Call 12/15/46)	45	49,441
5.25%, 04/02/30 (Call 01/02/30)	52	63,073
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	3,825	4,093,056
3.40%, 06/30/30 (Call 03/30/30)	3,360	3,735,514
3.75%, 07/10/25 (Call 04/10/25)	3,229	3,631,237
3.88%, 01/15/35 (Call 07/15/34)	3,951	4,595,053
3.90%, 04/01/26 (Call 01/01/26)	6,208	7,100,897
4.13%, 02/15/24	1,697	1,891,018
4.20%, 04/01/28 (Call 01/01/28)	4,025	4,688,038

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.25%, 03/15/29 (Call 12/15/28)	$4,159	$4,897,680
4.38%, 06/30/50 (Call 12/30/49)	2,604	3,068,788
4.38%, 01/15/55 (Call 07/15/54)	3,443	4,032,648
4.50%, 07/16/44 (Call 01/16/44)	5,206	6,101,901
4.70%, 07/10/35 (Call 01/10/35)	1,973	2,460,943
4.75%, 04/01/48 (Call 10/01/47)	1,152	1,410,566
4.80%, 07/10/45 (Call 01/10/45)	6,610	8,032,670
4.88%, 06/01/22	7,835	8,431,400
6.25%, 05/01/36	4,191	5,877,458
8.18%, 05/15/58 (Call 05/15/38)(a)	833	1,165,975
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	651	719,075
Aon Corp.
2.20%, 11/15/22	3,253	3,375,606
2.80%, 05/15/30 (Call 02/15/30)	9,203	9,996,943
3.75%, 05/02/29 (Call 02/02/29)	4,887	5,664,228
4.50%, 12/15/28 (Call 09/15/28)	3,519	4,272,840
6.25%, 09/30/40	1,958	2,884,996
8.21%, 01/01/27	140	181,168
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	1,125	1,235,126
3.88%, 12/15/25 (Call 09/15/25)	207	237,539
4.00%, 11/27/23 (Call 08/27/23)	568	621,932
4.60%, 06/14/44 (Call 03/14/44)	2,185	2,795,358
4.75%, 05/15/45 (Call 11/15/44)	2,119	2,774,809
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,013	1,174,452
5.03%, 12/15/46 (Call 06/15/46)	734	943,660
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,330	4,665,705
7.35%, 05/01/34	325	494,189
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,160	2,793,182
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	929	1,009,247
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	10	10,370
4.00%, 03/15/23	3,850	4,087,660
4.20%, 09/27/23 (Call 08/27/23)	200	214,940
4.90%, 03/27/28 (Call 12/27/27)	255	284,121
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	1,703	1,914,802
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	3,881	4,232,269
6.15%, 04/03/30 (Call 01/03/30)	287	346,596
AXA SA, 8.60%, 12/15/30	1,193	1,810,270
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,822	2,008,026
4.90%, 01/15/40 (Call 01/15/30)(a)	1,675	1,597,816
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	286	312,343
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	2,107	2,193,745
3.00%, 05/15/22	1,632	1,706,060
4.20%, 08/15/48 (Call 02/15/48)	5,768	7,310,132
4.25%, 01/15/49 (Call 07/15/48)	7,185	9,333,531
4.30%, 05/15/43	1,967	2,550,196
4.40%, 05/15/42	3,609	4,707,616
5.75%, 01/15/40	2,583	3,975,082
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	8,935	9,441,883
3.00%, 02/11/23	989	1,053,789
3.13%, 03/15/26 (Call 12/15/25)	10,282	11,518,513
3.40%, 01/31/22	1,023	1,068,749

Security	Par (000)	Value

Insurance (continued)
4.50%, 02/11/43	$3,570	$4,787,870
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	6,467	6,785,370
4.70%, 06/22/47 (Call 12/22/46)	369	355,528
5.63%, 05/15/30 (Call 02/15/30)	3,865	4,496,966
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	855	947,485
4.50%, 03/15/29 (Call 12/15/28)	1,260	1,399,419
Chubb Corp. (The), 6.00%, 05/11/37	3,440	5,114,833
Chubb INA Holdings Inc.
2.70%, 03/13/23	88	92,925
2.88%, 11/03/22 (Call 09/03/22)	1,493	1,563,932
3.15%, 03/15/25	1,955	2,178,691
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,614,184
4.15%, 03/13/43	2,315	2,951,579
4.35%, 11/03/45 (Call 05/03/45)	5,630	7,502,482
6.70%, 05/15/36	65	100,444
Cincinnati Financial Corp., 6.92%, 05/15/28	272	360,541
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	2,334	2,580,844
3.90%, 05/01/29 (Call 02/01/29)	2,111	2,412,894
3.95%, 05/15/24 (Call 02/15/24)	2,863	3,164,789
4.50%, 03/01/26 (Call 12/01/25)	1,851	2,176,572
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	280	320,158
5.25%, 05/30/29 (Call 02/28/29)	1,145	1,332,975
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	1,956	2,027,942
4.95%, 06/01/29 (Call 03/01/29)	1,816	2,018,956
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	1,518	1,634,947
4.35%, 04/20/28 (Call 01/20/28)	4,062	4,641,201
5.00%, 04/20/48 (Call 10/20/47)	5,766	6,873,360
7.00%, 04/01/28	112	141,548
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	676	766,584
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)(b)	132	145,521
4.85%, 04/17/28 (Call 01/17/28)	1,639	1,809,276
Fidelity National Financial Inc.
3.40%, 06/15/30 (Call 03/15/30)	1,550	1,672,729
4.50%, 08/15/28 (Call 05/15/28)	1,567	1,809,697
5.50%, 09/01/22	2,758	3,005,034
First American Financial Corp., 4.60%, 11/15/24	1,688	1,841,659
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,500	3,509,485
3.80%, 09/15/22	1,375	1,452,055
4.55%, 09/15/28 (Call 06/15/28)	1,660	1,972,927
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	3,000	3,046,770
4.50%, 04/15/26 (Call 01/15/26)	1,320	1,483,324
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	1,416	1,535,340
3.60%, 08/19/49 (Call 02/19/49)	2,261	2,538,877
4.30%, 04/15/43	2,366	2,794,175
4.40%, 03/15/48 (Call 09/15/47)	964	1,188,072
5.95%, 10/15/36	1,694	2,327,658
6.10%, 10/01/41	2,150	3,064,223
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	315	346,714
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	2,760	2,986,734

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.35%, 03/09/25	$857	$938,621
3.63%, 12/12/26 (Call 09/15/26)	3,784	4,253,216
3.80%, 03/01/28 (Call 12/01/27)	447	508,020
4.00%, 09/01/23	115	125,891
4.20%, 03/15/22	2,355	2,489,023
4.35%, 03/01/48 (Call 09/01/47)	2,193	2,564,648
4.38%, 06/15/50 (Call 12/15/49)	167	194,355
6.30%, 10/09/37	605	801,825
7.00%, 06/15/40	2,182	3,202,172
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,600	2,739,178
3.20%, 05/15/30 (Call 02/15/30)	3,380	3,762,143
3.75%, 04/01/26 (Call 01/01/26)	3,497	3,993,259
4.13%, 05/15/43 (Call 11/15/42)	2,427	2,763,479
6.00%, 02/01/35	69	95,628
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	10	10,778
4.06%, 02/24/32 (Call 02/24/27)(a)	3,390	3,631,944
4.15%, 03/04/26	5,991	7,091,307
5.38%, 03/04/46	828	1,133,996
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	945	1,032,819
3.50%, 11/01/27 (Call 08/01/27)	1,366	1,500,770
4.15%, 09/17/50 (Call 03/17/50)	1,243	1,470,320
4.30%, 11/01/47 (Call 05/01/47)	1,656	1,982,961
4.90%, 07/01/22	2,451	2,629,041
5.00%, 04/05/46	2,025	2,647,870
5.00%, 05/20/49 (Call 11/20/48)	1,080	1,422,468
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,155	2,266,909
2.75%, 01/30/22 (Call 12/30/21)	2,062	2,124,767
3.30%, 03/14/23 (Call 01/14/23)	2,008	2,133,460
3.50%, 06/03/24 (Call 03/03/24)	3,630	3,980,150
3.50%, 03/10/25 (Call 12/10/24)	2,800	3,106,740
3.75%, 03/14/26 (Call 12/14/25)	2,291	2,631,236
3.88%, 03/15/24 (Call 02/15/24)	2,215	2,456,812
4.20%, 03/01/48 (Call 09/01/47)	3,095	3,986,855
4.35%, 01/30/47 (Call 07/30/46)	2,787	3,630,067
4.38%, 03/15/29 (Call 12/15/28)	5,337	6,497,050
4.75%, 03/15/39 (Call 09/15/38)	1,120	1,502,603
4.90%, 03/15/49 (Call 09/15/48)	2,301	3,242,500
5.88%, 08/01/33	260	368,506
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,035	2,212,248
MetLife Inc.
3.00%, 03/01/25	2,743	3,040,972
3.05%, 12/15/22	2,153	2,285,237
3.60%, 04/10/24	6,138	6,825,026
3.60%, 11/13/25 (Call 08/13/25)	1,603	1,826,875
4.05%, 03/01/45	2,694	3,278,921
4.13%, 08/13/42	2,470	3,032,518
4.55%, 03/23/30 (Call 12/23/29)	4,323	5,447,499
4.60%, 05/13/46 (Call 11/13/45)	1,821	2,409,347
4.72%, 12/15/44	3,401	4,456,024
4.88%, 11/13/43	2,985	4,007,542
5.70%, 06/15/35	3,868	5,707,737
5.88%, 02/06/41	4,302	6,348,590
6.38%, 06/15/34	531	814,899
6.40%, 12/15/36 (Call 12/15/31)	1,747	2,181,496
6.50%, 12/15/32	955	1,433,942

Security	Par (000)	Value

Insurance (continued)
10.75%, 08/01/39 (Call 08/01/34)	$1,832	$3,001,237
Series D, 4.37%, 09/15/23	4,011	4,481,891
Munich Re America Corp., Series B, 7.45%, 12/15/26	100	136,753
Nationwide Financial Services Inc., 6.75%, 05/15/37	29	34,245
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	2,126	2,368,555
4.88%, 10/01/24 (Call 09/01/24)	2,081	2,333,030
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	2,176	2,430,962
Primerica Inc., 4.75%, 07/15/22	2,440	2,603,334
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	2,056	2,138,137
3.10%, 11/15/26 (Call 08/15/26)	2,816	3,123,901
3.13%, 05/15/23	438	467,162
3.30%, 09/15/22	943	992,856
3.40%, 05/15/25 (Call 02/15/25)	2,689	2,989,926
3.70%, 05/15/29 (Call 02/15/29)	589	687,675
4.30%, 11/15/46 (Call 05/15/46)	814	997,752
4.35%, 05/15/43	1,018	1,232,075
4.63%, 09/15/42	90	111,839
6.05%, 10/15/36	2,460	3,447,542
Progressive Corp. (The)
2.45%, 01/15/27	2,159	2,345,926
3.20%, 03/26/30 (Call 12/26/29)	2,775	3,202,849
3.70%, 01/26/45	125	150,388
3.95%, 03/26/50 (Call 09/26/49)	1,400	1,802,864
4.00%, 03/01/29 (Call 12/01/28)	2,262	2,725,280
4.13%, 04/15/47 (Call 10/15/46)	5,521	7,212,524
4.20%, 03/15/48 (Call 09/15/47)	870	1,137,394
4.35%, 04/25/44	1,775	2,307,340
6.25%, 12/01/32	655	972,020
6.63%, 03/01/29	50	68,584
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,050	1,097,775
2.10%, 03/10/30 (Call 12/10/29)	2,765	2,920,476
3.00%, 03/10/40 (Call 09/10/39)	2,235	2,417,689
3.50%, 05/15/24	1,733	1,926,212
3.70%, 03/13/51 (Call 09/13/50)	3,659	4,109,350
3.88%, 03/27/28 (Call 12/27/27)	779	916,252
3.91%, 12/07/47 (Call 06/07/47)	3,556	4,067,104
3.94%, 12/07/49 (Call 06/07/49)	4,668	5,338,885
4.35%, 02/25/50 (Call 08/25/49)	4,171	5,072,562
4.42%, 03/27/48 (Call 09/27/47)	1,508	1,829,898
4.50%, 11/16/21	1,940	2,036,088
4.50%, 09/15/47 (Call 09/15/27)(a)	2,862	3,055,128
4.60%, 05/15/44	2,887	3,581,526
5.20%, 03/15/44 (Call 03/15/24)(a)	4,405	4,670,489
5.38%, 05/15/45 (Call 05/15/25)(a)	3,247	3,545,237
5.63%, 06/15/43 (Call 06/15/23)(a)	6,152	6,599,312
5.70%, 12/14/36	648	931,643
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	1,975	2,281,184
5.88%, 09/15/42 (Call 09/15/22)(a)	3,926	4,189,631
6.63%, 12/01/37	695	1,041,214
6.63%, 06/21/40	415	632,775
Series B, 5.75%, 07/15/33	167	229,526
Prudential PLC, 3.13%, 04/14/30	90	99,529
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	275	298,059
3.90%, 05/15/29 (Call 02/15/29)	2,265	2,569,552
3.95%, 09/15/26 (Call 06/15/26)	1,199	1,336,250

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.70%, 09/15/23	$10	$11,079
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,220	1,311,195
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	1,777	1,999,658
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	310	379,043
Sompo International Holdings Ltd., 4.70%, 10/15/22	2,755	2,924,350
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	710,184
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,360	2,110,108
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	1,991	1,973,798
3.75%, 05/15/46 (Call 11/15/45)	2,165	2,591,527
4.00%, 05/30/47 (Call 11/30/46)	2,750	3,415,692
4.05%, 03/07/48 (Call 09/07/47)	1,315	1,647,103
4.10%, 03/04/49 (Call 09/04/48)	1,776	2,244,189
4.30%, 08/25/45 (Call 02/25/45)	2,342	2,989,141
4.60%, 08/01/43	845	1,110,871
5.35%, 11/01/40	3,026	4,259,912
6.25%, 06/15/37	2,320	3,527,630
6.75%, 06/20/36	415	642,856
Travelers Property Casualty Corp., 6.38%, 03/15/33	723	1,072,657
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	327	334,972
4.40%, 03/15/26 (Call 12/15/25)	1,160	1,342,851
Unum Group
4.00%, 03/15/24	1,170	1,265,121
4.00%, 06/15/29 (Call 03/15/29)	2,891	3,160,268
4.50%, 03/15/25 (Call 02/15/25)	454	504,671
4.50%, 12/15/49 (Call 06/15/49)	745	745,067
5.75%, 08/15/42	2,380	2,713,271
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,734	2,944,682
3.65%, 06/15/26	2,182	2,471,682
4.70%, 01/23/48 (Call 01/23/28)(a)	250	251,078
4.80%, 06/15/46	1,860	2,292,971
5.65%, 05/15/53 (Call 05/15/23)(a)	23	24,049
5.70%, 07/15/43	2,130	2,810,066
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	909	985,038
3.60%, 05/15/24 (Call 03/15/24)	1,481	1,620,718
3.88%, 09/15/49 (Call 03/15/49)	2,674	3,101,359
4.50%, 09/15/28 (Call 06/15/28)	1,849	2,204,988
5.05%, 09/15/48 (Call 03/15/48)	1,846	2,467,234
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	500	579,365
4.63%, 03/15/22	1,850	1,956,375
4.75%, 08/01/44	430	535,857
XLIT Ltd.
4.45%, 03/31/25	2,010	2,260,687
5.25%, 12/15/43	550	753,973
5.50%, 03/31/45	1,902	2,603,933

		698,723,698

Internet — 0.3%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	911	963,519
3.13%, 11/28/21 (Call 09/28/21)	2,829	2,904,195
3.40%, 12/06/27 (Call 09/06/27)	11,812	13,348,623
3.60%, 11/28/24 (Call 08/28/24)	7,219	7,963,568
4.00%, 12/06/37 (Call 06/06/37)	3,785	4,491,243

Security	Par (000)	Value

Internet (continued)
4.20%, 12/06/47 (Call 06/06/47)	$4,165	$5,370,226
4.40%, 12/06/57 (Call 06/06/57)	2,490	3,381,644
4.50%, 11/28/34 (Call 05/28/34)	4,507	5,696,623
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,160	1,159,640
0.80%, 08/15/27 (Call 06/15/27)	4,495	4,490,011
1.10%, 08/15/30 (Call 05/15/30)	4,350	4,338,429
1.90%, 08/15/40 (Call 02/15/40)	3,665	3,571,396
2.00%, 08/15/26 (Call 05/15/26)	6,410	6,887,673
2.05%, 08/15/50 (Call 02/15/50)	5,314	5,051,967
2.25%, 08/15/60 (Call 02/15/60)	185	176,936
3.38%, 02/25/24	1,966	2,169,029
Amazon.com Inc.
0.40%, 06/03/23	530	532,019
0.80%, 06/03/25 (Call 05/03/25)	125	126,629
1.20%, 06/03/27 (Call 04/03/27)	675	688,142
1.50%, 06/03/30 (Call 03/03/30)	3,600	3,680,640
2.40%, 02/22/23 (Call 01/22/23)	7,627	8,010,638
2.50%, 11/29/22 (Call 08/29/22)	3,496	3,651,922
2.50%, 06/03/50 (Call 12/03/49)	4,640	4,713,312
2.70%, 06/03/60 (Call 12/03/59)	5,620	5,793,321
2.80%, 08/22/24 (Call 06/22/24)	9,339	10,168,490
3.15%, 08/22/27 (Call 05/22/27)	11,171	12,782,082
3.30%, 12/05/21 (Call 10/05/21)	1,517	1,567,182
3.80%, 12/05/24 (Call 09/05/24)	6,063	6,864,892
3.88%, 08/22/37 (Call 02/22/37)	9,773	12,249,087
4.05%, 08/22/47 (Call 02/22/47)	11,173	14,507,694
4.25%, 08/22/57 (Call 02/22/57)	6,251	8,489,483
4.80%, 12/05/34 (Call 06/05/34)	3,417	4,708,592
4.95%, 12/05/44 (Call 06/05/44)	7,498	10,770,727
5.20%, 12/03/25 (Call 09/03/25)	1,961	2,407,382
Baidu Inc.
2.88%, 07/06/22	694	714,744
3.43%, 04/07/30 (Call 01/07/30)	250	279,235
3.50%, 11/28/22	1,850	1,942,574
3.63%, 07/06/27	634	700,310
3.88%, 09/29/23 (Call 08/29/23)	2,143	2,311,161
4.13%, 06/30/25	1,845	2,068,651
4.38%, 05/14/24 (Call 04/14/24)	2,214	2,442,817
4.38%, 03/29/28 (Call 12/29/27)	1,770	2,050,386
4.88%, 11/14/28 (Call 08/14/28)	2,545	3,071,459
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,418	2,546,396
3.55%, 03/15/28 (Call 12/15/27)	2,928	3,264,456
3.60%, 06/01/26 (Call 03/01/26)	3,035	3,408,032
3.65%, 03/15/25 (Call 12/15/24)	2,908	3,230,759
4.10%, 04/13/25 (Call 03/13/25)	725	823,839
4.50%, 04/13/27 (Call 02/13/27)	15	17,668
4.63%, 04/13/30 (Call 01/13/30)	3,530	4,267,099
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,702	1,777,943
3.80%, 08/24/27 (Call 05/24/27)	1,904	2,132,461
4.50%, 06/20/28 (Call 03/20/28)	1,552	1,818,742
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	3,035	3,184,170
2.60%, 07/15/22 (Call 04/15/22)	2,969	3,070,688
2.70%, 03/11/30 (Call 12/11/29)	3,026	3,230,316
2.75%, 01/30/23 (Call 12/30/22)	2,364	2,484,446
3.45%, 08/01/24 (Call 05/01/24)	3,985	4,383,380
3.60%, 06/05/27 (Call 03/05/27)	3,644	4,118,558

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.80%, 03/09/22 (Call 02/09/22)	$3,615	$3,789,604
4.00%, 07/15/42 (Call 01/15/42)	279	310,912
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	2,519	2,370,706
3.80%, 02/15/28 (Call 11/15/27)	1,249	1,239,770
4.50%, 08/15/24 (Call 05/15/24)	1,629	1,704,618
5.00%, 02/15/26 (Call 11/15/25)	3,877	4,085,001
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,000	2,185,600
3.88%, 04/29/26	885	985,979
4.13%, 01/14/50 (Call 07/14/49)	2,670	3,019,503
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	2,094	2,340,254
2.95%, 04/01/22 (Call 02/01/22)	1,166	1,209,702
3.30%, 04/01/27 (Call 01/01/27)	3,707	4,195,471
3.63%, 04/01/25 (Call 01/01/25)	594	668,173
3.75%, 04/01/24 (Call 03/01/24)	1,494	1,656,383
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	200	199,364
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	940	983,607
3.50%, 07/05/24 (Call 06/05/24)	630	667,750

		274,629,643

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,033	3,181,405
2.70%, 06/01/30 (Call 03/01/30)	2,540	2,738,628
3.95%, 05/01/28 (Call 02/01/28)	829	966,241
4.00%, 08/01/23 (Call 05/01/23)	5,598	6,106,578
4.13%, 09/15/22 (Call 06/15/22)	632	673,921
4.40%, 05/01/48 (Call 11/01/47)	2,476	3,148,828
5.20%, 08/01/43 (Call 02/01/43)	1,547	2,064,796
6.40%, 12/01/37	1,024	1,478,349
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	600	601,002
4.50%, 04/15/23 (Call 01/15/23)	3,970	4,279,739
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	280	294,532
2.80%, 12/15/24 (Call 11/15/24)	2,275	2,411,773
3.25%, 01/15/31 (Call 10/15/30)	755	814,902
3.45%, 04/15/30 (Call 01/15/30)	1,139	1,252,649
4.13%, 09/15/25 (Call 09/15/20)	1,305	1,334,336
5.00%, 12/15/26 (Call 12/15/21)	1,538	1,639,770
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	75	78,812
6.25%, 08/10/26	4,674	5,572,670
6.88%, 11/21/36	6,791	9,010,910
6.88%, 11/10/39	5,277	7,114,821
8.25%, 01/17/34	213	305,336
Vale SA, 5.63%, 09/11/42	681	815,661

		55,885,659

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(d)	2,728	2,913,913
4.63%, 07/28/45 (Call 01/28/45)	1,054	1,161,392

		4,075,305

Security	Par (000)	Value

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	$1,621	$1,696,052
3.70%, 01/15/31 (Call 10/15/30)	500	527,405
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	2,877	2,928,009
4.38%, 09/15/28 (Call 06/15/28)	1,992	2,049,270
4.85%, 03/15/26 (Call 12/15/25)	4,330	4,602,833
5.38%, 04/23/25 (Call 03/23/25)	175	190,199
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	1,749	1,739,066
3.20%, 08/08/24 (Call 07/08/24)	3,861	3,919,649
3.50%, 08/18/26 (Call 06/18/26)	4,737	4,833,256
3.90%, 08/08/29 (Call 05/08/29)	2,114	2,134,907
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	1,300	1,346,501
3.75%, 03/15/25 (Call 12/15/24)	2,588	2,678,244
3.75%, 10/01/25 (Call 07/01/25)	2,135	2,197,833
4.63%, 06/15/30 (Call 03/15/30)	3,550	3,886,043
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(d)	1,719	1,825,973
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	4,158	4,673,925
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	470	473,285
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,931	1,969,311
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,536	2,541,833
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,375	1,406,281
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	50	52,938
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(b)	150	157,944
4.38%, 06/18/30 (Call 03/18/30)(b)	3,300	3,553,836
4.60%, 08/08/23 (Call 07/08/23)	3,863	4,131,672
5.13%, 08/08/25 (Call 06/08/25)	3,976	4,389,822
5.40%, 08/08/28 (Call 05/08/28)	4,803	5,424,940

		65,331,027

Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	7,206	7,495,680
3.38%, 04/03/23 (Call 03/03/23)	2,219	2,370,957
3.80%, 04/03/28 (Call 01/03/28)	2,754	3,258,065
4.38%, 05/08/42	2,429	3,131,880
Caterpillar Financial Services Corp.
0.65%, 07/07/23	203	204,403
0.95%, 05/13/22	366	369,634
1.45%, 05/15/25	230	237,974
1.90%, 09/06/22	2,450	2,526,856
1.93%, 10/01/21	645	656,029
1.95%, 11/18/22	1,383	1,432,027
2.15%, 11/08/24	2,854	3,036,827
2.40%, 06/06/22	2,336	2,420,820
2.40%, 08/09/26	2,136	2,318,414
2.55%, 11/29/22	4,368	4,577,577
2.63%, 03/01/23	1,507	1,589,116
2.85%, 06/01/22	1,463	1,526,743
2.85%, 05/17/24	2,296	2,482,642
2.95%, 02/26/22	1,468	1,525,149
3.15%, 09/07/21	3,280	3,375,218
3.25%, 12/01/24	2,378	2,629,759
3.30%, 06/09/24	4,423	4,861,408
3.45%, 05/15/23	4,927	5,333,872
3.65%, 12/07/23	754	831,413
3.75%, 11/24/23	1,848	2,043,426

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	$4,376	$4,530,123
2.60%, 09/19/29 (Call 06/19/29)	2,496	2,745,251
2.60%, 04/09/30 (Call 01/09/30)	3,987	4,380,278
3.25%, 09/19/49 (Call 03/19/49)	3,909	4,430,851
3.25%, 04/09/50 (Call 10/09/49)	3,799	4,315,626
3.40%, 05/15/24 (Call 02/15/24)	1,203	1,321,279
3.80%, 08/15/42	4,213	5,137,248
4.30%, 05/15/44 (Call 11/15/43)	2,122	2,721,232
4.75%, 05/15/64 (Call 11/15/63)	1,653	2,323,804
5.20%, 05/27/41	1,396	1,941,264
5.30%, 09/15/35	325	448,240
6.05%, 08/15/36	920	1,330,081
CNH Industrial Capital LLC
3.88%, 10/15/21	442	453,633
4.20%, 01/15/24	1,761	1,901,493
4.38%, 04/05/22	3,068	3,221,001
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	2,750	2,980,175
4.50%, 08/15/23	1,551	1,666,596
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	378	394,269
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,093,570
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	5,417	5,612,175
2.75%, 04/15/25 (Call 03/15/25)	2,335	2,553,930
2.88%, 09/07/49 (Call 03/07/49)	1,480	1,596,905
3.10%, 04/15/30 (Call 01/15/30)	2,765	3,160,257
3.75%, 04/15/50 (Call 10/15/49)	5,205	6,411,207
3.90%, 06/09/42 (Call 12/09/41)	3,268	4,180,556
5.38%, 10/16/29	840	1,103,794
7.13%, 03/03/31	475	704,734
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,065	2,245,791
3.15%, 11/15/25 (Call 08/15/25)	2,066	2,281,546
5.38%, 10/15/35	77	103,395
5.38%, 03/01/41 (Call 12/01/40)	1,870	2,403,717
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	2,455	2,563,290
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	397	434,890
John Deere Capital Corp.
0.55%, 07/05/22	265	265,983
0.70%, 07/05/23	474	478,062
1.20%, 04/06/23	40	40,874
1.75%, 03/09/27	1,265	1,324,050
1.95%, 06/13/22	1,747	1,796,126
2.05%, 01/09/25	3,685	3,909,122
2.15%, 09/08/22	3,545	3,677,335
2.25%, 09/14/26	1,214	1,319,958
2.45%, 01/09/30	3,111	3,389,186
2.60%, 03/07/24	2,224	2,381,726
2.65%, 01/06/22	4,004	4,130,767
2.65%, 06/24/24	3,379	3,642,359
2.65%, 06/10/26	273	302,438
2.70%, 01/06/23	1,578	1,665,658
2.75%, 03/15/22	891	924,288
2.80%, 01/27/23	490	518,322
2.80%, 03/06/23	5,734	6,094,611
2.80%, 09/08/27	2,377	2,660,362
2.80%, 07/18/29	1,249	1,397,106
2.95%, 04/01/22	1,211	1,260,954

Security	Par (000)	Value

Machinery (continued)
3.05%, 01/06/28	$510	$570,874
3.13%, 09/10/21	1,611	1,658,090
3.15%, 10/15/21	770	794,240
3.20%, 01/10/22	1,517	1,575,875
3.35%, 06/12/24	669	737,465
3.40%, 09/11/25	140	158,428
3.45%, 06/07/23	1,312	1,421,263
3.45%, 01/10/24	778	851,747
3.45%, 03/13/25	3,373	3,795,940
3.45%, 03/07/29	2,069	2,414,026
3.65%, 10/12/23	1,294	1,421,006
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	1,257	1,326,537
4.55%, 04/15/28 (Call 01/15/28)	1,718	1,843,792
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	240	253,562
4.60%, 05/15/28 (Call 02/15/28)	1,201	1,375,541
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	3,379	3,569,913
2.29%, 04/05/27 (Call 02/05/27)(b)	150	159,778
2.57%, 02/15/30 (Call 11/15/29)(b)	5,344	5,706,216
3.11%, 02/15/40 (Call 08/15/39)(b)	2,663	2,846,214
3.36%, 02/15/50 (Call 08/15/49)(b)	1,251	1,371,822
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,129,549
3.50%, 03/01/29 (Call 12/01/28)	758	877,302
4.20%, 03/01/49 (Call 09/01/48)	2,218	2,932,462
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	350	369,145
3.45%, 11/15/26 (Call 08/15/26)	1,924	2,035,554
4.40%, 03/15/24 (Call 02/15/24)	4,850	5,278,982
4.95%, 09/15/28 (Call 06/15/28)	4,775	5,504,477
Xylem Inc.
3.25%, 11/01/26 (Call 08/01/26)	2,548	2,858,703
4.38%, 11/01/46 (Call 05/01/46)	580	668,264
4.88%, 10/01/21	1,592	1,665,057
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	500	528,505

		241,807,706

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,547	1,566,894
1.75%, 02/14/23 (Call 01/14/23)	1,486	1,535,781
2.00%, 06/26/22	1,168	1,203,682
2.00%, 02/14/25 (Call 01/14/25)	2,068	2,193,734
2.25%, 03/15/23 (Call 02/15/23)	3,111	3,253,608
2.25%, 09/19/26 (Call 06/19/26)	2,215	2,403,917
2.38%, 08/26/29 (Call 05/26/29)	3,009	3,249,028
2.65%, 04/15/25 (Call 03/15/25)	590	642,062
2.75%, 03/01/22 (Call 02/01/22)	1,781	1,843,709
2.88%, 10/15/27 (Call 07/15/27)	2,945	3,303,377
3.00%, 09/14/21 (Call 08/14/21)	1,032	1,058,409
3.00%, 08/07/25	1,180	1,312,844
3.05%, 04/15/30 (Call 01/15/30)	2,287	2,616,900
3.13%, 09/19/46 (Call 03/19/46)	2,770	3,034,452
3.25%, 02/14/24 (Call 01/14/24)	3,414	3,725,357
3.25%, 08/26/49 (Call 02/26/49)	1,706	1,934,433
3.38%, 03/01/29 (Call 12/01/28)	2,857	3,291,635
3.63%, 09/14/28 (Call 06/14/28)	1,498	1,751,551
3.63%, 10/15/47 (Call 04/15/47)	3,141	3,711,940
3.70%, 04/15/50 (Call 10/15/49)	3,562	4,335,595

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.88%, 06/15/44	$2,175	$2,631,228
4.00%, 09/14/48 (Call 03/14/48)	3,398	4,301,019
5.70%, 03/15/37	899	1,313,655
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	2,169	2,300,485
3.50%, 12/01/24 (Call 10/01/24)	2,138	2,330,548
3.75%, 11/15/22 (Call 08/15/22)	2,270	2,378,778
3.75%, 12/01/27 (Call 09/01/27)	1,203	1,360,834
Eaton Corp.
2.75%, 11/02/22	3,368	3,537,916
3.10%, 09/15/27 (Call 06/15/27)	1,932	2,154,644
3.92%, 09/15/47 (Call 02/15/47)	2,022	2,421,952
4.00%, 11/02/32	1,887	2,269,401
4.15%, 11/02/42	4,010	4,995,939
General Electric Co.
2.70%, 10/09/22	6,498	6,780,143
3.10%, 01/09/23	5,972	6,297,056
3.15%, 09/07/22	4,909	5,149,197
3.38%, 03/11/24	1,881	2,026,345
3.45%, 05/15/24 (Call 02/13/24)	4,509	4,848,934
3.45%, 05/01/27 (Call 03/01/27)	4,119	4,350,282
3.63%, 05/01/30 (Call 02/01/30)	3,896	4,012,296
4.13%, 10/09/42	3,518	3,478,704
4.25%, 05/01/40 (Call 11/01/39)	4,196	4,225,917
4.35%, 05/01/50 (Call 11/01/49)	9,500	9,653,045
4.50%, 03/11/44	3,190	3,294,281
5.55%, 01/05/26	308	357,754
5.88%, 01/14/38	10,543	12,205,631
6.15%, 08/07/37	5,961	7,041,610
6.75%, 03/15/32	11,006	13,734,718
6.88%, 01/10/39	5,594	7,119,987
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,630	6,272,214
3.38%, 09/15/21 (Call 06/15/21)	1,450	1,484,177
3.50%, 03/01/24 (Call 12/01/23)	4,274	4,671,610
3.90%, 09/01/42 (Call 03/01/42)	1,471	1,847,076
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,426,459
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	590	632,987
3.25%, 03/01/27 (Call 12/01/26)	3,411	3,773,930
3.25%, 06/14/29 (Call 03/14/29)	1,617	1,827,663
3.30%, 11/21/24 (Call 08/21/24)	531	582,135
3.50%, 09/15/22	1,612	1,700,579
4.00%, 06/14/49 (Call 12/14/48)	2,610	3,181,016
4.10%, 03/01/47 (Call 09/01/46)	1,901	2,299,868
4.20%, 11/21/34 (Call 05/21/34)	3,395	4,172,625
4.45%, 11/21/44 (Call 05/21/44)	1,337	1,670,849
6.25%, 05/15/38	2,316	3,235,776
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,106	1,245,102
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	7,900	7,830,085
3.00%, 06/01/30 (Call 03/01/30)	571	598,528
3.65%, 03/15/27 (Call 12/15/26)	3,769	4,096,903
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,332,533
3.90%, 09/17/29 (Call 06/17/29)	1,709	1,901,741
4.00%, 03/15/26 (Call 12/15/25)	3,339	3,658,876
4.30%, 03/01/24 (Call 12/01/23)	2,625	2,851,590
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,098	2,407,875
4.25%, 06/15/23	3,174	3,508,127

Security	Par (000)	Value

Manufacturing (continued)
4.30%, 02/21/48 (Call 08/21/47)	$513	$612,178
5.75%, 06/15/43	1,068	1,481,551
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	3,349	3,754,731
3.55%, 11/01/24 (Call 08/01/24)	1,385	1,531,547
3.80%, 03/21/29 (Call 12/21/28)	4,260	4,986,756
4.50%, 03/21/49 (Call 09/21/48)	1,950	2,456,064
4.65%, 11/01/44 (Call 05/01/44)	500	604,020

		259,178,378

Media — 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	3,947	4,160,533
3.70%, 04/01/51 (Call 10/01/50)	3,884	3,869,435
3.75%, 02/15/28 (Call 11/15/27)	3,856	4,305,301
4.20%, 03/15/28 (Call 12/15/27)	3,828	4,384,170
4.46%, 07/23/22 (Call 05/23/22)	11,722	12,481,351
4.50%, 02/01/24 (Call 01/01/24)	1,937	2,160,414
4.80%, 03/01/50 (Call 09/01/49)	10,944	12,499,908
4.91%, 07/23/25 (Call 04/23/25)	12,993	15,124,632
5.05%, 03/30/29 (Call 12/30/28)	4,673	5,663,910
5.13%, 07/01/49 (Call 01/01/49)	4,450	5,221,630
5.38%, 04/01/38 (Call 10/01/37)	1,074	1,306,875
5.38%, 05/01/47 (Call 11/01/46)	7,062	8,484,146
5.75%, 04/01/48 (Call 10/01/47)	5,295	6,639,559
6.38%, 10/23/35 (Call 04/23/35)	9,740	13,506,458
6.48%, 10/23/45 (Call 04/23/45)	10,798	14,503,874
6.83%, 10/23/55 (Call 04/23/55)	3,605	4,967,005
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	3,618	4,341,202
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	9,865	9,815,774
1.95%, 01/15/31 (Call 10/15/30)	6,504	6,709,526
2.35%, 01/15/27 (Call 10/15/26)	1,946	2,095,083
2.45%, 08/15/52 (Call 02/15/52)	10,220	9,784,015
2.65%, 02/01/30 (Call 11/01/29)	3,514	3,838,412
2.65%, 08/15/62 (Call 02/15/62)	5,235	5,057,638
2.75%, 03/01/23 (Call 02/01/23)	5,245	5,547,584
2.80%, 01/15/51 (Call 07/15/50)	7,581	7,658,099
2.85%, 01/15/23	2,155	2,284,774
3.00%, 02/01/24 (Call 01/01/24)	2,290	2,474,368
3.10%, 04/01/25 (Call 03/01/25)	1,436	1,590,097
3.13%, 07/15/22	5,809	6,103,516
3.15%, 03/01/26 (Call 12/01/25)	8,014	8,993,711
3.15%, 02/15/28 (Call 11/15/27)	4,093	4,641,012
3.20%, 07/15/36 (Call 01/15/36)	6,289	7,033,932
3.25%, 11/01/39 (Call 05/01/39)	1,017	1,128,829
3.30%, 02/01/27 (Call 11/01/26)	3,456	3,907,492
3.30%, 04/01/27 (Call 02/01/27)	1,255	1,427,199
3.38%, 02/15/25 (Call 11/15/24)	8,825	9,815,871
3.38%, 08/15/25 (Call 05/15/25)	5,240	5,871,472
3.40%, 04/01/30 (Call 01/01/30)	6,015	6,947,806
3.40%, 07/15/46 (Call 01/15/46)	3,948	4,383,741
3.45%, 02/01/50 (Call 08/01/49)	4,628	5,219,458
3.55%, 05/01/28 (Call 02/01/28)	5,816	6,757,843
3.60%, 03/01/24	7,521	8,302,808
3.70%, 04/15/24 (Call 03/15/24)	8,536	9,471,375
3.75%, 04/01/40 (Call 10/01/39)	4,049	4,797,660
3.90%, 03/01/38 (Call 09/01/37)	3,016	3,622,457
3.95%, 10/15/25 (Call 08/15/25)	3,241	3,740,503

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.97%, 11/01/47 (Call 05/01/47)	$7,376	$8,891,252
4.00%, 08/15/47 (Call 02/15/47)	2,494	3,033,577
4.00%, 03/01/48 (Call 09/01/47)	3,561	4,304,715
4.00%, 11/01/49 (Call 05/01/49)	7,085	8,610,330
4.05%, 11/01/52 (Call 05/01/52)	5,770	7,062,826
4.15%, 10/15/28 (Call 07/15/28)	5,319	6,439,341
4.20%, 08/15/34 (Call 02/15/34)	5,015	6,286,002
4.25%, 10/15/30 (Call 07/15/30)	2,988	3,701,654
4.25%, 01/15/33	9,606	11,994,628
4.40%, 08/15/35 (Call 02/25/35)	5,060	6,449,780
4.50%, 01/15/43	516	660,361
4.60%, 10/15/38 (Call 04/15/38)	4,634	5,959,417
4.60%, 08/15/45 (Call 02/15/45)	6,722	8,781,554
4.65%, 07/15/42	4,999	6,494,151
4.70%, 10/15/48 (Call 04/15/48)	12,558	16,860,748
4.75%, 03/01/44	4,687	6,187,965
4.95%, 10/15/58 (Call 04/15/58)	7,523	10,860,128
5.65%, 06/15/35	2,895	4,140,574
6.40%, 05/15/38	996	1,513,302
6.40%, 03/01/40	10	15,354
6.45%, 03/15/37	801	1,216,166
6.50%, 11/15/35	3,595	5,512,213
6.55%, 07/01/39	556	868,099
6.95%, 08/15/37	1,082	1,708,684
7.05%, 03/15/33	1,342	2,069,190
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,376	1,454,817
3.45%, 03/15/25 (Call 12/15/24)	2,576	2,836,871
3.63%, 05/15/30 (Call 02/15/30)	2,637	2,917,023
3.80%, 03/13/24 (Call 01/13/24)	1,028	1,123,398
3.90%, 11/15/24 (Call 08/15/24)	1,402	1,556,500
3.95%, 06/15/25 (Call 05/15/25)	3,247	3,665,830
3.95%, 03/20/28 (Call 12/20/27)	5,099	5,803,274
4.13%, 05/15/29 (Call 02/15/29)	1,610	1,842,790
4.65%, 05/15/50 (Call 11/15/49)	1,568	1,789,496
4.88%, 04/01/43	3,324	3,789,460
4.90%, 03/11/26 (Call 12/11/25)	2,335	2,740,940
4.95%, 05/15/42	2,486	2,896,041
5.00%, 09/20/37 (Call 03/20/37)	4,968	5,890,657
5.20%, 09/20/47 (Call 03/20/47)	4,803	5,751,929
5.30%, 05/15/49 (Call 11/15/48)	2,400	2,936,880
6.35%, 06/01/40	3,569	4,799,948
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	2,826	3,098,483
3.50%, 04/08/30 (Call 01/08/30)	5,868	6,618,048
3.67%, 01/25/22	2,451	2,560,903
4.03%, 01/25/24 (Call 12/25/23)	4,131	4,563,433
4.71%, 01/25/29 (Call 10/25/28)	6,451	7,758,037
5.48%, 01/25/39 (Call 07/25/38)	3,024	4,001,871
5.58%, 01/25/49 (Call 07/25/48)	4,916	6,733,347
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	699	783,705
5.00%, 05/13/45 (Call 11/13/44)	745	843,712
5.25%, 05/24/49 (Call 11/24/48)	1,753	2,087,560
6.13%, 01/31/46 (Call 06/30/45)	4,065	5,338,077
6.63%, 03/18/25	1,837	2,213,199
6.63%, 01/15/40	4,416	5,865,022
8.50%, 03/11/32	970	1,431,836
NBCUniversal Media LLC
2.88%, 01/15/23	3,451	3,656,645

Security	Par (000)	Value

Media (continued)
4.45%, 01/15/43	$5,729	$7,339,021
5.95%, 04/01/41	5,742	8,550,125
6.40%, 04/30/40	1,096	1,680,946
TCI Communications Inc.
7.13%, 02/15/28	1,567	2,179,822
7.88%, 02/15/26	2,760	3,759,534
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,489	1,652,433
4.30%, 11/23/23 (Call 08/23/23)	1,578	1,733,780
5.50%, 08/15/35	792	1,026,638
5.65%, 11/23/43 (Call 05/23/43)	1,969	2,596,225
5.85%, 04/15/40	2,764	3,696,822
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5,834	6,515,995
5.50%, 09/01/41 (Call 03/01/41)	1,494	1,837,515
5.88%, 11/15/40 (Call 05/15/40)	5,588	7,096,481
6.55%, 05/01/37	3,153	4,241,163
6.75%, 06/15/39	5,257	7,316,009
7.30%, 07/01/38	2,809	4,017,067
Time Warner Entertainment Co. LP
8.38%, 03/15/23	763	905,643
8.38%, 07/15/33	4,311	6,667,694
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	3,101	3,260,608
2.35%, 12/01/22	3,394	3,539,161
2.45%, 03/04/22	2,809	2,896,416
2.55%, 02/15/22	117	120,501
2.95%, 06/15/27(d)	3,443	3,819,699
3.00%, 02/13/26	2,341	2,604,737
3.00%, 07/30/46	2,435	2,519,324
3.15%, 09/17/25	2,147	2,391,414
3.70%, 12/01/42	968	1,103,985
4.13%, 06/01/44	3,720	4,537,358
4.38%, 08/16/41	1,891	2,313,487
Series B, 7.00%, 03/01/32	1,450	2,185,860
Series E, 4.13%, 12/01/41	3,003	3,594,621
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	3,968	4,278,456
3.38%, 03/01/22 (Call 12/01/21)	20	20,663
3.38%, 02/15/28 (Call 12/15/27)	2,626	2,890,228
3.50%, 01/15/25 (Call 10/15/24)	3,337	3,689,154
3.70%, 08/15/24 (Call 05/15/24)	3,036	3,321,566
3.70%, 06/01/28 (Call 03/01/28)	1,855	2,043,097
3.88%, 04/01/24 (Call 01/01/24)	2,720	2,966,514
4.00%, 01/15/26 (Call 10/15/25)	1,316	1,484,895
4.20%, 06/01/29 (Call 03/01/29)	1,832	2,100,663
4.20%, 05/19/32 (Call 02/19/32)	4,487	5,106,475
4.25%, 09/01/23 (Call 06/01/23)	450	491,899
4.38%, 03/15/43	3,603	3,838,168
4.60%, 01/15/45 (Call 07/15/44)	1,647	1,803,416
4.75%, 05/15/25 (Call 04/15/25)	3,882	4,481,342
4.85%, 07/01/42 (Call 01/01/42)	2,591	2,883,757
4.90%, 08/15/44 (Call 02/15/44)	2,488	2,801,563
4.95%, 01/15/31 (Call 11/15/30)	4,418	5,274,739
4.95%, 05/19/50 (Call 11/19/49)	1,411	1,646,693
5.25%, 04/01/44 (Call 10/01/43)	713	827,144
5.50%, 05/15/33	1,846	2,185,885
5.85%, 09/01/43 (Call 03/01/43)	676	834,481
5.90%, 10/15/40 (Call 04/15/40)	1,420	1,760,800
6.88%, 04/30/36	4,954	6,763,498

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.88%, 07/30/30	$2,308	$3,327,836
Walt Disney Co. (The)
1.65%, 09/01/22	2,546	2,608,199
1.75%, 08/30/24 (Call 07/30/24)	4,549	4,739,194
1.75%, 01/13/26	3,760	3,923,861
2.00%, 09/01/29 (Call 06/01/29)	4,645	4,804,742
2.20%, 01/13/28	385	407,769
2.65%, 01/13/31	11,230	12,172,646
2.75%, 09/01/49 (Call 03/01/49)	6,035	5,931,138
3.00%, 09/15/22	4,461	4,694,890
3.35%, 03/24/25	7,310	8,155,694
3.38%, 11/15/26 (Call 08/15/26)	2,334	2,642,555
3.50%, 05/13/40 (Call 11/13/39)	4,875	5,483,254
3.60%, 01/13/51 (Call 07/13/50)	7,702	8,797,378
3.70%, 09/15/24 (Call 06/15/24)	2,730	3,036,060
3.70%, 10/15/25 (Call 07/15/25)	2,927	3,328,848
3.70%, 03/23/27	6,325	7,312,838
3.80%, 03/22/30	2,324	2,755,218
3.80%, 05/13/60 (Call 11/13/59)	3,727	4,392,866
4.63%, 03/23/40 (Call 09/23/39)	851	1,081,289
4.70%, 03/23/50 (Call 09/23/49)	6,495	8,644,131
4.75%, 09/15/44 (Call 03/15/44)	3,549	4,565,292
4.75%, 11/15/46 (Call 05/15/46)	2,963	3,793,292
4.95%, 10/15/45 (Call 04/15/45)	2,196	2,903,903
5.40%, 10/01/43	3,188	4,402,979
6.15%, 02/15/41	200	291,200
6.20%, 12/15/34	3,252	4,791,432
6.40%, 12/15/35	3,126	4,700,285
6.55%, 03/15/33	255	370,382
6.65%, 11/15/37	2,255	3,417,340

		830,285,892

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	4,042	4,228,134
3.25%, 06/15/25 (Call 03/15/25)	4,886	5,456,489
3.90%, 01/15/43 (Call 07/15/42)	2,360	2,709,020
4.38%, 06/15/45 (Call 12/15/44)	882	1,098,364
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	1,056,680
4.50%, 12/15/28 (Call 09/15/28)	1,845	2,001,161
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	974	1,069,774
5.25%, 10/01/54 (Call 04/01/54)	1,379	1,469,297

		19,088,919

Mining — 0.2%
Barrick Gold Corp.
5.25%, 04/01/42	955	1,309,295
6.45%, 10/15/35	286	390,493
Barrick North America Finance LLC
5.70%, 05/30/41	2,377	3,350,548
5.75%, 05/01/43	2,373	3,449,464
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	4,699	6,713,602
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,985	3,089,505
3.25%, 11/21/21	287	296,606
3.85%, 09/30/23	3,542	3,906,082
4.13%, 02/24/42	1,757	2,213,152
5.00%, 09/30/43	8,482	12,077,011

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	$1,581	$1,804,648
5.95%, 03/15/24 (Call 12/15/23)	2,133	2,441,880
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,278	4,471,023
2.80%, 10/01/29 (Call 07/01/29)	1,488	1,615,179
3.50%, 03/15/22 (Call 12/15/21)	10	10,377
3.70%, 03/15/23 (Call 12/15/22)	574	609,031
4.88%, 03/15/42 (Call 09/15/41)	5,201	7,169,370
5.45%, 06/09/44 (Call 12/09/43)	1,484	2,091,149
5.88%, 04/01/35	2,140	3,078,540
6.25%, 10/01/39	1,173	1,737,354
Rio Tinto Alcan Inc.
5.75%, 06/01/35	290	423,687
6.13%, 12/15/33	500	730,890
7.25%, 03/15/31	1,708	2,527,174
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	4,897	5,548,154
5.20%, 11/02/40	3,471	4,952,770
7.13%, 07/15/28	2,385	3,387,535
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,154	4,041,094
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,465,849
Southern Copper Corp.
3.50%, 11/08/22	2,766	2,914,092
3.88%, 04/23/25	1,378	1,525,350
5.25%, 11/08/42	4,552	5,830,611
5.88%, 04/23/45	5,175	7,191,077
6.75%, 04/16/40	925	1,355,819
7.50%, 07/27/35	3,662	5,457,625
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(b)	200	205,206
5.20%, 03/01/42 (Call 09/01/41)	1,163	1,158,685
5.40%, 02/01/43 (Call 08/01/42)	473	486,164
6.00%, 08/15/40 (Call 02/15/40)	2,115	2,292,152
6.13%, 10/01/35	3,794	4,453,397
6.25%, 07/15/41 (Call 01/15/41)	2,386	2,672,225

		120,443,865

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,340	2,547,464

Oil & Gas — 1.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,030	3,011,275
2.11%, 09/16/21 (Call 08/16/21)	3,676	3,733,860
2.52%, 09/19/22 (Call 08/19/22)	1,569	1,631,179
2.75%, 05/10/23	4,347	4,614,427
2.77%, 11/10/50 (Call 05/10/50)	9,700	9,151,271
2.94%, 04/06/23	303	321,753
3.00%, 02/24/50 (Call 08/24/49)	5,882	5,792,594
3.02%, 01/16/27 (Call 10/16/26)	6,033	6,615,064
3.12%, 05/04/26 (Call 02/04/26)	3,751	4,157,233
3.19%, 04/06/25 (Call 03/06/25)	190	209,534
3.22%, 11/28/23 (Call 09/28/23)	4,983	5,370,777
3.22%, 04/14/24 (Call 02/14/24)	5,631	6,088,857
3.25%, 05/06/22	4,788	5,025,676
3.41%, 02/11/26 (Call 12/11/25)	1,884	2,111,305
3.54%, 04/06/27 (Call 02/06/27)	470	530,559
3.59%, 04/14/27 (Call 01/14/27)	1,592	1,795,840
3.63%, 04/06/30 (Call 01/06/30)	3,623	4,164,602

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.79%, 02/06/24 (Call 01/06/24)	$1,864	$2,049,878
3.80%, 09/21/25 (Call 07/21/25)	2,314	2,631,180
3.94%, 09/21/28 (Call 06/21/28)	3,007	3,524,715
4.23%, 11/06/28 (Call 08/06/28)	3,186	3,804,020
BP Capital Markets PLC
2.50%, 11/06/22	4,313	4,498,804
2.75%, 05/10/23	696	733,695
3.06%, 03/17/22	1,990	2,071,928
3.25%, 05/06/22(d)	1,195	1,250,269
3.28%, 09/19/27 (Call 06/19/27)	3,567	3,981,557
3.51%, 03/17/25	3,255	3,637,039
3.54%, 11/04/24	4,708	5,219,713
3.56%, 11/01/21	5,023	5,208,298
3.72%, 11/28/28 (Call 08/28/28)	4,707	5,427,877
3.81%, 02/10/24	2,429	2,678,896
3.99%, 09/26/23	5,146	5,674,906
Burlington Resources LLC
5.95%, 10/15/36	3,507	4,897,946
7.20%, 08/15/31	1,808	2,611,367
7.40%, 12/01/31	1,636	2,414,262
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	140	143,486
2.95%, 01/15/23 (Call 12/15/22)	3,299	3,441,913
2.95%, 07/15/30 (Call 04/15/30)	595	607,513
3.45%, 11/15/21 (Call 08/15/21)	1,920	1,966,483
3.80%, 04/15/24 (Call 01/15/24)	2,970	3,199,700
3.85%, 06/01/27 (Call 03/01/27)	6,377	6,915,920
3.90%, 02/01/25 (Call 11/01/24)	2,010	2,198,056
4.95%, 06/01/47 (Call 12/01/46)	3,970	4,626,797
5.85%, 02/01/35	1,000	1,224,210
6.25%, 03/15/38	2,066	2,565,497
6.45%, 06/30/33	1,510	1,894,914
6.50%, 02/15/37	2,489	3,098,730
6.75%, 02/01/39	1,100	1,408,715
7.20%, 01/15/32	645	842,570
Chevron Corp.
1.14%, 05/11/23	1,400	1,428,868
1.55%, 05/11/25 (Call 04/11/25)	8,148	8,481,090
2.00%, 05/11/27 (Call 03/11/27)	3,795	4,022,890
2.24%, 05/11/30 (Call 02/11/30)	6,667	7,125,090
2.36%, 12/05/22 (Call 09/05/22)	7,523	7,827,305
2.41%, 03/03/22 (Call 01/03/22)	2,917	2,999,318
2.50%, 03/03/22 (Call 02/03/22)	4,147	4,278,709
2.57%, 05/16/23 (Call 03/16/23)	3,974	4,194,756
2.90%, 03/03/24 (Call 01/03/24)	2,895	3,118,928
2.95%, 05/16/26 (Call 02/16/26)	5,853	6,520,535
2.98%, 05/11/40 (Call 11/11/39)	2,141	2,326,753
3.08%, 05/11/50 (Call 11/11/49)	2,005	2,179,896
3.19%, 06/24/23 (Call 03/24/23)	6,228	6,677,226
3.33%, 11/17/25 (Call 08/17/25)	3,299	3,722,229
Chevron USA Inc.
0.33%, 08/12/22	50	50,023
0.69%, 08/12/25 (Call 07/12/25)	3,440	3,447,602
1.02%, 08/12/27 (Call 06/12/27)	2,975	2,969,139
2.34%, 08/12/50 (Call 02/12/50)	5,080	4,836,109
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	3,354	3,454,117
4.38%, 06/01/24 (Call 03/01/24)	4,524	4,862,938
4.38%, 03/15/29 (Call 12/15/28)	1,417	1,500,872

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	$1,099	$1,186,953
3.00%, 05/09/23	9,971	10,490,489
3.30%, 09/30/49 (Call 03/30/49)	275	302,065
4.25%, 05/09/43	3,759	4,666,798
CNOOC Finance 2014 ULC
4.25%, 04/30/24	7,345	8,143,255
4.88%, 04/30/44	3,380	4,585,342
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	249,600
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,420	4,879,901
4.38%, 05/02/28	3,972	4,689,343
CNOOC Petroleum North America ULC
5.88%, 03/10/35	433	624,092
6.40%, 05/15/37	3,353	4,927,971
7.50%, 07/30/39	3,704	6,224,090
7.88%, 03/15/32	1,148	1,790,685
Concho Resources Inc.
2.40%, 02/15/31 (Call 11/15/30)	1,105	1,082,403
3.75%, 10/01/27 (Call 07/01/27)	798	881,997
4.30%, 08/15/28 (Call 05/15/28)	4,812	5,435,250
4.38%, 01/15/25 (Call 01/15/21)	1,776	1,835,443
4.85%, 08/15/48 (Call 02/15/48)	3,899	4,514,457
4.88%, 10/01/47 (Call 04/01/47)	2,205	2,547,922
Conoco Funding Co., 7.25%, 10/15/31	3,454	5,165,630
ConocoPhillips
5.90%, 10/15/32	2,320	3,229,115
5.90%, 05/15/38	4,182	5,894,487
6.50%, 02/01/39	5,502	8,312,972
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	155	171,323
4.30%, 11/15/44 (Call 05/15/44)	2,874	3,631,127
4.95%, 03/15/26 (Call 12/15/25)	7,059	8,488,942
5.95%, 03/15/46 (Call 09/15/45)	1,711	2,591,087
6.95%, 04/15/29	1,785	2,499,286
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	4,533	4,352,269
5.00%, 06/15/45 (Call 12/15/44)	2,795	2,789,438
5.60%, 07/15/41 (Call 01/15/41)	5,042	5,298,991
5.85%, 12/15/25 (Call 09/15/25)	2,017	2,312,410
7.88%, 09/30/31	859	1,129,113
7.95%, 04/15/32	935	1,221,232
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	4,320	4,455,734
3.25%, 12/01/26 (Call 10/01/26)	4,250	4,373,250
3.50%, 12/01/29 (Call 09/01/29)	5,130	5,212,183
4.75%, 05/31/25 (Call 04/30/25)	243	267,195
5.38%, 05/31/25 (Call 05/31/21)	284	295,724
Ecopetrol SA
4.13%, 01/16/25	3,437	3,636,346
5.38%, 06/26/26 (Call 03/26/26)	6,395	7,086,172
5.88%, 09/18/23	1,448	1,600,938
5.88%, 05/28/45	6,171	7,003,653
6.88%, 04/29/30 (Call 01/29/30)	4,330	5,219,642
7.38%, 09/18/43	3,384	4,402,144
Eni USA Inc., 7.30%, 11/15/27	360	455,663
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	5,044	5,302,303
3.15%, 04/01/25 (Call 01/01/25)	864	950,823

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 04/01/35 (Call 10/01/34)	$3,798	$4,452,509
4.15%, 01/15/26 (Call 10/15/25)	2,058	2,384,625
4.38%, 04/15/30 (Call 01/15/30)	2,549	3,057,475
4.95%, 04/15/50 (Call 10/15/49)	1,700	2,174,130
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,304	1,363,893
2.38%, 05/22/30 (Call 02/22/30)	4,191	4,449,920
2.45%, 01/17/23	3,041	3,187,120
2.65%, 01/15/24	3,621	3,873,203
2.75%, 11/10/21	3,695	3,800,271
2.88%, 04/06/25 (Call 03/06/25)	5,876	6,442,270
3.00%, 04/06/27 (Call 02/06/27)	809	899,163
3.13%, 04/06/30 (Call 01/06/30)	3,535	3,981,930
3.15%, 01/23/22	1,520	1,578,718
3.25%, 11/10/24	3,318	3,678,235
3.25%, 11/18/49 (Call 05/18/49)	4,174	4,495,022
3.63%, 09/10/28 (Call 06/10/28)	1,277	1,495,916
3.63%, 04/06/40 (Call 10/06/39)	4,361	5,040,139
3.70%, 03/01/24	2,289	2,547,932
3.70%, 04/06/50 (Call 10/06/49)	5,655	6,571,449
3.95%, 05/15/43	3,732	4,376,181
4.25%, 11/23/41	376	459,878
4.80%, 11/08/43	2,064	2,714,903
5.10%, 08/17/40	2,500	3,408,000
7.25%, 09/23/27	500	667,465
Series N, 7.75%, 06/15/23	750	893,325
Exxon Mobil Corp.
1.57%, 04/15/23	9,406	9,698,244
1.90%, 08/16/22	3,254	3,358,876
2.02%, 08/16/24 (Call 07/16/24)	5,623	5,931,928
2.28%, 08/16/26 (Call 06/16/26)	4,792	5,188,155
2.40%, 03/06/22 (Call 01/06/22)	6,138	6,312,381
2.44%, 08/16/29 (Call 05/16/29)	5,865	6,338,716
2.61%, 10/15/30 (Call 07/15/30)	4,045	4,410,223
2.71%, 03/06/25 (Call 12/06/24)	1,520	1,648,790
2.73%, 03/01/23 (Call 01/01/23)	2,037	2,147,874
2.99%, 03/19/25 (Call 02/19/25)	10,220	11,234,539
3.00%, 08/16/39 (Call 02/16/39)	4,095	4,386,359
3.04%, 03/01/26 (Call 12/01/25)	5,829	6,490,358
3.10%, 08/16/49 (Call 02/16/49)	4,417	4,632,329
3.18%, 03/15/24 (Call 12/15/23)	3,155	3,424,689
3.29%, 03/19/27 (Call 01/19/27)	5,560	6,326,557
3.45%, 04/15/51 (Call 10/15/50)	3,920	4,393,575
3.48%, 03/19/30 (Call 12/19/29)	10,027	11,638,539
3.57%, 03/06/45 (Call 09/06/44)	1,778	2,000,126
4.11%, 03/01/46 (Call 09/01/45)	7,943	9,607,217
4.23%, 03/19/40 (Call 09/19/39)	9,457	11,734,718
4.33%, 03/19/50 (Call 09/19/49)	13,926	17,771,804
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	27	29,692
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	1,125	1,162,912
4.30%, 04/01/27 (Call 01/01/27)	2,437	2,595,064
5.60%, 02/15/41	2,385	2,708,788
5.80%, 04/01/47 (Call 10/01/46)	2,970	3,394,829
6.00%, 01/15/40	2,116	2,417,869
7.13%, 03/15/33	2,237	2,756,275
7.30%, 08/15/31	2,642	3,260,756
7.88%, 10/01/29	402	504,409
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	4,594	5,049,449

Security	Par (000)	Value

Oil & Gas (continued)
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	$2,284	$2,356,608
4.00%, 04/15/24 (Call 01/15/24)	1,690	1,785,350
4.40%, 04/15/29 (Call 01/15/29)	3,377	3,592,115
6.80%, 09/15/37	1,215	1,498,885
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	2,070	2,115,892
3.85%, 06/01/25 (Call 03/01/25)	1,893	1,962,625
4.40%, 07/15/27 (Call 04/15/27)	6,101	6,242,848
5.20%, 06/01/45 (Call 12/01/44)	2,689	2,661,545
6.60%, 10/01/37	1,524	1,638,894
6.80%, 03/15/32	1,877	2,058,055
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	3,719	4,016,632
3.80%, 04/01/28 (Call 01/01/28)	1,847	2,028,283
4.50%, 05/01/23 (Call 04/01/23)	9,025	9,819,651
4.50%, 04/01/48 (Call 10/01/47)	2,167	2,328,181
4.70%, 05/01/25 (Call 04/01/25)	4,224	4,816,078
4.75%, 12/15/23 (Call 10/15/23)	2,501	2,775,485
4.75%, 09/15/44 (Call 03/15/44)	3,434	3,812,324
5.00%, 09/15/54 (Call 03/15/54)	1,323	1,460,910
5.13%, 12/15/26 (Call 09/15/26)	3,990	4,736,290
5.38%, 10/01/22 (Call 10/01/20)	464	465,861
6.50%, 03/01/41 (Call 09/01/40)	916	1,171,784
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	2,543	2,527,945
5.63%, 07/01/24	1,331	1,371,063
5.75%, 01/30/22	845	864,663
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	510	564,896
3.85%, 01/15/28 (Call 10/15/27)	1,780	2,018,538
3.90%, 11/15/24 (Call 08/15/24)	1,515	1,683,407
4.20%, 10/15/49 (Call 04/15/49)	2,725	3,291,555
4.95%, 08/15/47 (Call 02/15/47)	3,123	4,080,512
5.05%, 11/15/44 (Call 05/15/44)	2,100	2,749,887
5.25%, 11/15/43 (Call 05/15/43)	3,174	4,214,850
6.00%, 03/01/41 (Call 09/01/40)	2,366	3,282,778
Ovintiv Inc.
3.90%, 11/15/21 (Call 08/15/21)	2,878	2,907,125
6.50%, 08/15/34	3,757	3,669,086
6.50%, 02/01/38	2,395	2,279,369
6.63%, 08/15/37	1,110	1,063,447
7.38%, 11/01/31	1,300	1,353,365
8.13%, 09/15/30	170	178,760
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	2,857	2,808,917
3.70%, 04/06/23	1,374	1,478,974
3.85%, 04/09/25 (Call 03/09/25)	4,786	5,355,486
3.90%, 03/15/28 (Call 12/15/27)	4,710	5,354,516
4.30%, 04/01/22	8,101	8,583,577
4.65%, 11/15/34 (Call 05/15/34)	4,369	5,358,491
4.88%, 11/15/44 (Call 05/15/44)	2,208	2,680,821
5.88%, 05/01/42	3,844	5,160,839
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	7,700	7,483,630
4.45%, 01/15/26 (Call 10/15/25)	2,296	2,669,904
Shell International Finance BV
1.75%, 09/12/21	2,200	2,232,384
2.00%, 11/07/24 (Call 10/07/24)	4,565	4,816,942
2.25%, 01/06/23	3,096	3,236,187

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.38%, 08/21/22	$5,892	$6,124,145
2.38%, 04/06/25 (Call 03/06/25)	1,064	1,142,332
2.38%, 11/07/29 (Call 08/07/29)	3,497	3,720,109
2.50%, 09/12/26	7,169	7,852,923
2.75%, 04/06/30 (Call 01/06/30)	443	486,950
2.88%, 05/10/26	3,263	3,631,295
3.13%, 11/07/49 (Call 05/07/49)	4,163	4,383,764
3.25%, 05/11/25	10,228	11,420,176
3.25%, 04/06/50 (Call 10/06/49)	5,489	5,913,958
3.40%, 08/12/23	3,367	3,659,424
3.50%, 11/13/23 (Call 10/13/23)	3,776	4,129,924
3.63%, 08/21/42	3,417	3,823,725
3.75%, 09/12/46	4,421	5,081,939
3.88%, 11/13/28 (Call 08/23/28)	2,668	3,143,918
4.00%, 05/10/46	7,390	8,780,207
4.13%, 05/11/35	7,712	9,515,374
4.38%, 05/11/45	8,752	10,858,169
4.55%, 08/12/43	5,508	6,931,873
5.50%, 03/25/40	2,515	3,552,060
6.38%, 12/15/38	5,498	8,287,685
Suncor Energy Inc.
2.80%, 05/15/23	6,000	6,322,200
3.10%, 05/15/25 (Call 04/15/25)	430	472,372
3.60%, 12/01/24 (Call 09/01/24)	4,120	4,541,435
4.00%, 11/15/47 (Call 05/15/47)	3,097	3,349,220
5.35%, 07/15/33	795	914,918
5.95%, 12/01/34	2,890	3,533,516
5.95%, 05/15/35	1,962	2,441,042
6.50%, 06/15/38	1,979	2,615,506
6.80%, 05/15/38	4,527	6,119,417
6.85%, 06/01/39	2,996	4,037,440
7.15%, 02/01/32	50	65,432
9.25%, 10/15/21	285	311,385
Tosco Corp., 8.13%, 02/15/30	725	1,068,954
Total Capital Canada Ltd., 2.75%, 07/15/23	3,086	3,300,446
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	4,268	4,568,809
2.70%, 01/25/23	4,646	4,897,116
2.83%, 01/10/30 (Call 10/10/29)	5,514	6,135,869
2.88%, 02/17/22	5,652	5,859,768
2.99%, 06/29/41 (Call 12/29/40)	233	244,128
3.13%, 05/29/50 (Call 11/29/49)	4,851	5,104,028
3.39%, 06/29/60 (Call 12/29/59)	5	5,474
3.46%, 02/19/29 (Call 11/19/28)	7,364	8,484,874
3.46%, 07/12/49 (Call 01/12/49)	4,037	4,490,274
3.70%, 01/15/24	887	979,026
3.75%, 04/10/24	5,244	5,827,762
Total Capital SA
3.88%, 10/11/28	2,262	2,685,084
4.25%, 12/15/21	159	167,026
Valero Energy Corp.
2.70%, 04/15/23	5,998	6,262,992
2.85%, 04/15/25 (Call 03/15/25)	6,565	7,022,646
3.40%, 09/15/26 (Call 06/15/26)	1,385	1,525,411
3.65%, 03/15/25	3,045	3,349,561
4.00%, 04/01/29 (Call 01/01/29)	2,716	3,054,767
4.35%, 06/01/28 (Call 03/01/28)	4,642	5,310,309
4.90%, 03/15/45	3,503	4,155,013
6.63%, 06/15/37	868	1,169,265

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 04/15/32	$1,860	$2,662,162

		1,057,918,820

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	6,210	6,509,508
3.14%, 11/07/29 (Call 08/07/29)	1,590	1,700,521
3.34%, 12/15/27 (Call 09/15/27)	3,320	3,621,091
4.08%, 12/15/47 (Call 06/15/47)	4,982	5,242,708
4.49%, 05/01/30 (Call 02/01/30)	575	675,240
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,690	3,286,319
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	321	325,395
3.25%, 11/15/21 (Call 08/15/21)	1,603	1,643,299
3.50%, 08/01/23 (Call 05/01/23)	3,591	3,827,252
3.80%, 11/15/25 (Call 08/15/25)	2,980	3,265,007
4.50%, 11/15/41 (Call 05/15/41)	3,436	3,487,609
4.75%, 08/01/43 (Call 02/01/43)	1,201	1,262,707
4.85%, 11/15/35 (Call 05/15/35)	3,968	4,405,234
5.00%, 11/15/45 (Call 05/15/45)	7,636	8,378,525
6.70%, 09/15/38	3,131	3,994,373
7.45%, 09/15/39	3,241	4,427,174
National Oilwell Varco Inc.
3.60%, 12/01/29 (Call 09/01/29)	863	849,986
3.95%, 12/01/42 (Call 06/01/42)	3,657	3,385,577
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	935	956,028
3.65%, 12/01/23 (Call 09/01/23)	5,479	5,940,770
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,104,587

		69,288,910

Packaging & Containers — 0.0%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	75	88,390
Bemis Co. Inc.
2.63%, 06/19/30 (Call 03/19/30)	1,940	2,075,082
4.50%, 10/15/21 (Call 07/15/21)	1,625	1,679,226
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	855	957,694
3.65%, 09/15/24 (Call 06/15/24)	1,055	1,152,493
4.05%, 12/15/49 (Call 06/15/49)	1,237	1,485,105
4.50%, 11/01/23 (Call 08/01/23)	2,869	3,174,147
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	375	410,786
5.75%, 11/01/40 (Call 05/01/40)	433	557,656
WestRock MWV LLC
7.95%, 02/15/31	1,320	1,885,396
8.20%, 01/15/30	406	572,894
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	2,935	3,146,613
4.90%, 03/01/22	2,283	2,425,870
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	1,978	2,131,572
3.00%, 06/15/33 (Call 03/15/33)	500	543,325
3.38%, 09/15/27 (Call 06/15/27)	986	1,084,196
3.75%, 03/15/25 (Call 01/15/25)	1,582	1,771,998
3.90%, 06/01/28 (Call 03/01/28)	1,470	1,677,785
4.00%, 03/15/28 (Call 12/15/27)	1,596	1,828,106
4.20%, 06/01/32 (Call 03/01/32)	2,891	3,502,967
4.65%, 03/15/26 (Call 01/15/26)	2,555	3,004,757

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.90%, 03/15/29 (Call 12/15/28)	$2,788	$3,429,268

		38,585,326

Pharmaceuticals — 1.9%
AbbVie Inc.
2.15%, 11/19/21(b)	925	943,260
2.30%, 11/21/22(b)	8,229	8,543,266
2.60%, 11/21/24 (Call 10/21/24)(b)	14,667	15,698,970
2.85%, 05/14/23 (Call 03/14/23)	6,765	7,147,561
2.90%, 11/06/22	9,163	9,629,855
2.95%, 11/21/26 (Call 09/21/26)(b)	5,091	5,592,565
3.20%, 11/06/22 (Call 09/06/22)	8,792	9,250,151
3.20%, 05/14/26 (Call 02/14/26)	6,408	7,132,360
3.20%, 11/21/29 (Call 08/21/29)(b)	16,149	17,899,713
3.25%, 10/01/22 (Call 07/01/22)(b)	5,431	5,693,426
3.38%, 11/14/21	2,674	2,766,280
3.45%, 03/15/22 (Call 01/15/22)(b)	9,506	9,884,529
3.60%, 05/14/25 (Call 02/14/25)	10,044	11,206,794
3.75%, 11/14/23 (Call 10/14/23)	4,294	4,705,236
3.80%, 03/15/25 (Call 12/15/24)(b)	7,258	8,111,105
3.85%, 06/15/24 (Call 03/15/24)(b)	4,560	5,026,625
4.05%, 11/21/39 (Call 05/21/39)(b)	10,146	11,848,803
4.25%, 11/14/28 (Call 08/14/28)	12,067	14,368,901
4.25%, 11/21/49 (Call 05/21/49)(b)	14,379	17,345,244
4.30%, 05/14/36 (Call 11/14/35)	4,550	5,433,019
4.40%, 11/06/42	8,416	10,147,592
4.45%, 05/14/46 (Call 11/14/45)	7,384	8,957,235
4.50%, 05/14/35 (Call 11/14/34)	13,794	17,002,346
4.55%, 03/15/35 (Call 09/15/34)(b)	4,886	6,063,721
4.63%, 10/01/42 (Call 04/01/42)(b)	825	1,015,171
4.70%, 05/14/45 (Call 11/14/44)	8,572	10,702,142
4.75%, 03/15/45 (Call 09/15/44)(b)	4,514	5,583,999
4.85%, 06/15/44 (Call 12/15/43)(b)	4,760	5,997,790
4.88%, 11/14/48 (Call 05/14/48)	6,479	8,305,430
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	2,943	3,153,366
3.25%, 03/01/25 (Call 12/01/24)	1,527	1,680,387
3.40%, 05/15/24 (Call 02/15/24)	2,415	2,625,347
3.45%, 12/15/27 (Call 09/15/27)	3,292	3,764,698
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,398,546
4.30%, 12/15/47 (Call 06/15/47)	2,382	2,779,103
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	7,250	7,192,507
1.38%, 08/06/30 (Call 05/06/30)	7,250	7,120,515
2.13%, 08/06/50 (Call 02/06/50)	2,675	2,484,246
2.38%, 06/12/22 (Call 05/12/22)	4,167	4,309,970
3.13%, 06/12/27 (Call 03/12/27)	2,484	2,763,922
3.38%, 11/16/25	8,260	9,305,551
3.50%, 08/17/23 (Call 07/17/23)	4,891	5,304,485
4.00%, 01/17/29 (Call 10/17/28)	2,528	3,018,078
4.00%, 09/18/42	4,723	5,865,399
4.38%, 11/16/45	529	697,312
4.38%, 08/17/48 (Call 02/17/48)	2,570	3,457,935
6.45%, 09/15/37	9,672	14,930,860
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	3,710	4,026,908
2.89%, 06/06/22 (Call 05/06/22)	4,172	4,327,908
3.13%, 11/08/21	4,611	4,746,932
3.36%, 06/06/24 (Call 04/06/24)	4,924	5,358,001
3.70%, 06/06/27 (Call 03/06/27)	3,739	4,233,894
3.73%, 12/15/24 (Call 09/15/24)	6,676	7,416,101

Security	Par (000)	Value

Pharmaceuticals (continued)
3.79%, 05/20/50 (Call 11/20/49)	$4,126	$4,680,369
4.67%, 06/06/47 (Call 12/06/46)	4,265	5,373,388
4.69%, 12/15/44 (Call 06/15/44)	3,912	4,922,861
Bristol-Myers Squibb Co.
2.00%, 08/01/22	2,501	2,576,680
2.60%, 05/16/22	4,227	4,394,389
2.75%, 02/15/23 (Call 01/15/23)	3,002	3,166,930
2.90%, 07/26/24 (Call 06/26/24)	7,952	8,660,046
3.20%, 06/15/26 (Call 04/15/26)	6,567	7,457,288
3.25%, 08/15/22	3,640	3,846,242
3.25%, 02/20/23 (Call 01/20/23)	1,372	1,466,888
3.25%, 11/01/23	306	333,243
3.25%, 02/27/27	2,297	2,633,763
3.25%, 08/01/42	2,498	2,938,297
3.40%, 07/26/29 (Call 04/26/29)	11,524	13,453,924
3.45%, 11/15/27 (Call 08/15/27)	5,487	6,322,505
3.55%, 08/15/22	4,129	4,384,131
3.63%, 05/15/24 (Call 02/15/24)	4,462	4,931,626
3.88%, 08/15/25 (Call 05/15/25)	8,783	10,108,970
3.90%, 02/20/28 (Call 11/20/27)	4,595	5,422,789
4.00%, 08/15/23	4,179	4,615,831
4.13%, 06/15/39 (Call 12/15/38)	9,555	12,267,760
4.25%, 10/26/49 (Call 04/26/49)	11,758	15,718,330
4.35%, 11/15/47 (Call 05/15/47)	2,311	3,075,294
4.50%, 03/01/44 (Call 09/01/43)	1,010	1,418,919
4.55%, 02/20/48 (Call 08/20/47)	3,161	4,348,809
4.63%, 05/15/44 (Call 11/15/43)	3,935	5,315,044
5.00%, 08/15/45 (Call 02/15/45)	4,934	7,046,196
5.25%, 08/15/43	2,359	3,395,120
7.15%, 06/15/23	225	266,153
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	6,447	6,661,685
3.08%, 06/15/24 (Call 04/15/24)	4,127	4,451,052
3.20%, 03/15/23	2,290	2,428,591
3.41%, 06/15/27 (Call 03/15/27)	1,437	1,611,797
3.50%, 11/15/24 (Call 08/15/24)	1,669	1,834,648
3.75%, 09/15/25 (Call 06/15/25)	3,058	3,440,219
4.37%, 06/15/47 (Call 12/15/46)	539	601,944
4.50%, 11/15/44 (Call 05/15/44)	1,900	2,095,928
4.60%, 03/15/43	1,761	1,960,169
4.90%, 09/15/45 (Call 03/15/45)	2,667	3,143,380
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	5,112	5,369,900
3.00%, 07/15/23 (Call 05/16/23)	4,131	4,410,090
3.05%, 11/30/22 (Call 10/31/22)	4,428	4,659,894
3.05%, 10/15/27 (Call 07/15/27)	2,184	2,418,977
3.20%, 03/15/40 (Call 09/15/39)	1,026	1,095,060
3.25%, 04/15/25 (Call 01/15/25)	2,960	3,266,360
3.40%, 09/17/21	4,606	4,749,799
3.40%, 03/01/27 (Call 12/01/26)	3,496	3,919,960
3.40%, 03/15/50 (Call 09/15/49)	4,700	5,046,672
3.50%, 06/15/24 (Call 03/17/24)	2,150	2,356,293
3.75%, 07/15/23 (Call 06/15/23)	3,498	3,806,664
3.88%, 10/15/47 (Call 04/15/47)	4,781	5,453,543
3.90%, 02/15/22	5,265	5,530,198
4.13%, 11/15/25 (Call 09/15/25)	5,662	6,538,761
4.38%, 10/15/28 (Call 07/15/28)	7,773	9,310,188
4.50%, 02/25/26 (Call 11/27/25)	2,215	2,604,308
4.80%, 08/15/38 (Call 02/15/38)	9,134	11,542,453
4.80%, 07/15/46 (Call 01/16/46)	2,829	3,646,694

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.90%, 12/15/48 (Call 06/15/48)	$10,341	$13,815,266
6.13%, 11/15/41	1,848	2,693,830
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	8,990	8,958,445
1.75%, 08/21/30 (Call 05/21/30)	12,135	12,013,771
2.63%, 08/15/24 (Call 07/15/24)	1,999	2,142,728
2.70%, 08/21/40 (Call 02/21/40)	4,235	4,136,113
2.75%, 12/01/22 (Call 09/01/22)	6,349	6,652,355
2.88%, 06/01/26 (Call 03/01/26)	4,146	4,518,269
3.00%, 08/15/26 (Call 06/15/26)	2,317	2,547,796
3.25%, 08/15/29 (Call 05/15/29)	5,743	6,395,060
3.38%, 08/12/24 (Call 05/12/24)	4,961	5,444,201
3.50%, 07/20/22 (Call 05/20/22)	8,939	9,415,181
3.63%, 04/01/27 (Call 02/01/27)	6,664	7,554,777
3.70%, 03/09/23 (Call 02/09/23)	6,450	6,944,715
3.75%, 04/01/30 (Call 01/01/30)	12,834	14,848,681
3.88%, 07/20/25 (Call 04/20/25)	15,426	17,484,445
4.10%, 03/25/25 (Call 01/25/25)	1,257	1,433,382
4.13%, 04/01/40 (Call 10/01/39)	4,680	5,456,740
4.25%, 04/01/50 (Call 10/01/49)	3,631	4,330,621
4.30%, 03/25/28 (Call 12/25/27)	24,453	28,795,364
4.75%, 12/01/22 (Call 09/01/22)	1,401	1,518,180
4.78%, 03/25/38 (Call 09/25/37)	12,103	14,856,311
4.88%, 07/20/35 (Call 01/20/35)	5,707	7,273,971
5.05%, 03/25/48 (Call 09/25/47)	25,773	33,615,724
5.13%, 07/20/45 (Call 01/20/45)	9,210	11,889,465
5.30%, 12/05/43 (Call 06/05/43)	3,313	4,315,116
6.13%, 09/15/39	808	1,124,833
6.25%, 06/01/27	12	15,309
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	2,600	2,487,160
2.35%, 05/15/22	2,062	2,134,314
2.50%, 09/15/60 (Call 03/15/60)	75	71,823
2.75%, 06/01/25 (Call 03/01/25)(d)	2,285	2,512,175
3.10%, 05/15/27 (Call 02/15/27)	3,644	4,102,051
3.38%, 03/15/29 (Call 12/15/28)	6,713	7,821,585
3.88%, 03/15/39 (Call 09/15/38)	679	835,414
3.95%, 05/15/47 (Call 11/15/46)	783	985,789
3.95%, 03/15/49 (Call 09/15/48)	7,606	9,781,468
4.15%, 03/15/59 (Call 09/15/58)	4,420	5,825,516
5.50%, 03/15/27	750	946,170
5.55%, 03/15/37	50	70,832
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	2,703	2,867,694
3.38%, 05/15/23	3,675	3,969,478
3.63%, 05/15/25	3,917	4,454,217
3.88%, 05/15/28	5,933	7,056,176
4.20%, 03/18/43	3,130	4,044,805
5.38%, 04/15/34	1,685	2,358,107
6.38%, 05/15/38	5,171	8,043,749
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	8,518	8,877,715
2.88%, 06/01/22 (Call 05/01/22)	7,367	7,680,097
3.00%, 06/01/24 (Call 05/01/24)	5,972	6,487,921
3.38%, 06/01/29 (Call 03/01/29)	4,840	5,605,156
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	5	5,014
0.95%, 09/01/27 (Call 07/01/27)	416	419,881
2.05%, 03/01/23 (Call 01/01/23)	1,949	2,027,116
2.25%, 03/03/22 (Call 02/03/22)	1,872	1,925,464

Security	Par (000)	Value

Pharmaceuticals (continued)
2.25%, 09/01/50 (Call 03/01/50)	$157	$154,493
2.45%, 12/05/21	1,940	1,992,710
2.45%, 03/01/26 (Call 12/01/25)	2,120	2,327,188
2.45%, 09/01/60 (Call 03/01/60)	150	147,686
2.63%, 01/15/25 (Call 11/15/24)	3,536	3,851,836
2.90%, 01/15/28 (Call 10/15/27)	4,199	4,755,619
2.95%, 03/03/27 (Call 12/03/26)	2,436	2,727,711
3.38%, 12/05/23	4,310	4,737,983
3.40%, 01/15/38 (Call 07/15/37)	3,138	3,717,338
3.50%, 01/15/48 (Call 07/15/47)	3,412	4,213,820
3.55%, 03/01/36 (Call 09/01/35)	5,226	6,262,107
3.63%, 03/03/37 (Call 09/03/36)	5,911	7,228,562
3.70%, 03/01/46 (Call 09/01/45)	5,869	7,318,408
3.75%, 03/03/47 (Call 09/03/46)	3,365	4,214,797
4.38%, 12/05/33 (Call 06/05/33)	3,740	4,903,065
4.50%, 09/01/40	2,085	2,828,323
4.50%, 12/05/43 (Call 06/05/43)	1,558	2,152,611
4.85%, 05/15/41	1,560	2,190,755
4.95%, 05/15/33	402	555,660
5.85%, 07/15/38	881	1,361,453
5.95%, 08/15/37	4,624	7,129,931
6.95%, 09/01/29	766	1,125,262
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	448	466,628
2.85%, 03/15/23 (Call 12/15/22)	1,013	1,061,583
3.80%, 03/15/24 (Call 12/15/23)	4,371	4,795,730
3.95%, 02/16/28 (Call 11/16/27)	1,707	1,998,317
4.75%, 05/30/29 (Call 02/28/29)	3,451	4,213,326
4.88%, 03/15/44 (Call 09/15/43)	1,086	1,312,333
6.00%, 03/01/41 (Call 09/01/40)	95	129,253
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	2,467	2,860,955
4.60%, 06/01/44 (Call 12/01/43)	3,218	4,220,825
5.90%, 11/01/39	240	345,079
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	5	5,037
1.45%, 06/24/30 (Call 03/24/30)	713	723,303
2.35%, 02/10/22	2,661	2,742,985
2.35%, 06/24/40 (Call 12/24/39)	2,442	2,494,137
2.40%, 09/15/22 (Call 06/15/22)	2,913	3,023,781
2.45%, 06/24/50 (Call 12/24/49)	3,012	3,027,452
2.75%, 02/10/25 (Call 11/10/24)	9,350	10,204,777
2.80%, 05/18/23	11,796	12,577,721
2.90%, 03/07/24 (Call 02/07/24)	2,157	2,336,657
3.40%, 03/07/29 (Call 12/07/28)	7,683	8,981,350
3.60%, 09/15/42 (Call 03/15/42)	2,425	2,951,662
3.70%, 02/10/45 (Call 08/10/44)	5,445	6,612,354
3.90%, 03/07/39 (Call 09/07/38)	3,861	4,802,080
4.00%, 03/07/49 (Call 09/07/48)	6,113	7,887,054
4.15%, 05/18/43	3,546	4,559,943
6.50%, 12/01/33	190	296,841
6.55%, 09/15/37	40	63,838
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	150	215,460
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	572	628,039
4.55%, 04/15/28 (Call 01/15/28)	2,936	3,435,267
5.20%, 04/15/48 (Call 10/15/47)	3,119	3,901,245
5.40%, 11/29/43 (Call 05/29/43)	2,564	3,209,436

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	$7,711	$8,732,630
5.25%, 06/15/46 (Call 12/15/45)	2,729	3,444,462
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	2,800	2,937,564
2.00%, 02/14/27 (Call 12/14/26)	2,903	3,086,266
2.20%, 08/14/30 (Call 05/14/30)	1,189	1,276,974
2.40%, 05/17/22 (Call 04/17/22)	4,734	4,906,744
2.40%, 09/21/22	6,251	6,521,481
2.75%, 08/14/50 (Call 02/14/50)	3,664	3,897,836
3.00%, 11/20/25 (Call 08/20/25)	5,172	5,747,644
3.10%, 05/17/27 (Call 02/17/27)	4,125	4,641,698
3.40%, 05/06/24	7,483	8,278,443
3.70%, 09/21/42	2,377	2,872,961
4.00%, 11/20/45 (Call 05/20/45)	5,771	7,366,855
4.40%, 05/06/44	6,168	8,264,688
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	1,712	1,847,984
4.38%, 03/15/26 (Call 12/15/25)	2,833	3,175,000
4.90%, 12/15/44 (Call 06/15/44)	2,320	2,528,104
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,484	4,532,382
1.70%, 05/28/30 (Call 02/28/30)	5,600	5,782,952
2.20%, 12/15/21	4,702	4,821,572
2.55%, 05/28/40 (Call 11/28/39)	3,657	3,834,328
2.63%, 04/01/30 (Call 01/01/30)	5,465	6,084,676
2.70%, 05/28/50 (Call 11/28/49)	3,457	3,599,636
2.75%, 06/03/26	6,526	7,275,576
2.80%, 03/11/22	966	1,003,104
2.95%, 03/15/24 (Call 02/15/24)	2,219	2,403,954
3.00%, 09/15/21	1,703	1,751,689
3.00%, 06/15/23	3,142	3,368,255
3.00%, 12/15/26	6,874	7,815,257
3.20%, 09/15/23 (Call 08/15/23)	3,306	3,581,059
3.40%, 05/15/24	2,800	3,090,416
3.45%, 03/15/29 (Call 12/15/28)(d)	5,888	6,921,344
3.60%, 09/15/28 (Call 06/15/28)	2,516	2,975,422
3.90%, 03/15/39 (Call 09/15/38)	3,520	4,354,698
4.00%, 12/15/36	4,583	5,664,817
4.00%, 03/15/49 (Call 09/15/48)	5,139	6,547,497
4.10%, 09/15/38 (Call 03/15/38)	3,591	4,511,086
4.13%, 12/15/46	1,597	2,042,132
4.20%, 09/15/48 (Call 03/15/48)	1,570	2,057,359
4.30%, 06/15/43	1,283	1,659,702
4.40%, 05/15/44	5,308	7,040,107
5.60%, 09/15/40	1,164	1,684,494
5.80%, 08/12/23	493	567,502
7.20%, 03/15/39	8,579	14,341,943
Pharmacia LLC, 6.60%, 12/01/28	2,914	4,052,383
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	4,083	4,417,439
3.63%, 06/19/28 (Call 03/19/28)	3,630	4,271,494
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	2,507	2,555,310
2.88%, 09/23/23 (Call 07/23/23)	11,669	12,419,900
3.20%, 09/23/26 (Call 06/23/26)	5,568	6,232,262
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	5,635	5,730,231
3.03%, 07/09/40 (Call 01/09/40)	4,179	4,351,718
3.18%, 07/09/50 (Call 01/09/50)	3,900	3,996,564

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 07/09/60 (Call 01/09/60)	$783	$805,449
4.00%, 11/26/21 (Call 10/26/21)	495	515,092
4.40%, 11/26/23 (Call 10/26/23)	3,551	3,967,816
5.00%, 11/26/28 (Call 08/26/28)	3,698	4,588,294
Upjohn Inc.
1.13%, 06/22/22(b)	3,035	3,063,499
1.65%, 06/22/25 (Call 05/22/25)(b)	3,167	3,258,590
2.30%, 06/22/27 (Call 04/22/27)(b)	3,361	3,504,481
2.70%, 06/22/30 (Call 03/22/30)(b)	3,318	3,467,675
3.85%, 06/22/40 (Call 12/22/39)(b)	4,165	4,536,685
4.00%, 06/22/50 (Call 12/22/49)(b)	5,219	5,713,709
Wyeth LLC
5.95%, 04/01/37	4,839	7,164,188
6.00%, 02/15/36	1,281	1,868,415
6.45%, 02/01/24	2,166	2,589,128
6.50%, 02/01/34	3,651	5,706,732
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	2,720	2,830,405
3.00%, 09/12/27 (Call 06/15/27)	3,598	4,004,646
3.00%, 05/15/50 (Call 11/15/49)	3,325	3,588,340
3.25%, 02/01/23 (Call 11/01/22)	5,587	5,921,382
3.90%, 08/20/28 (Call 05/20/28)	2,290	2,718,276
3.95%, 09/12/47 (Call 03/12/47)	1,449	1,788,964
4.45%, 08/20/48 (Call 02/20/48)	1,594	2,097,752
4.50%, 11/13/25 (Call 08/13/25)	2,827	3,330,178
4.70%, 02/01/43 (Call 08/01/42)	1,808	2,387,283

		1,484,315,947

Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,685	4,796,550
4.45%, 07/15/27 (Call 04/15/27)	527	573,102
4.80%, 05/03/29 (Call 02/03/29)	1,591	1,759,232
4.95%, 12/15/24 (Call 09/15/24)	987	1,080,272
5.95%, 06/01/26 (Call 03/01/26)	1,456	1,698,526
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	3,988	4,215,436
5.13%, 06/30/27 (Call 01/01/27)	918	1,034,981
5.88%, 03/31/25 (Call 10/02/24)	6,619	7,638,061
7.00%, 06/30/24 (Call 01/01/24)	6,200	7,224,984
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5,388	6,273,518
5.80%, 06/01/45 (Call 12/01/44)	1,421	1,806,986
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	2,146	2,137,180
4.15%, 09/15/29 (Call 06/15/29)	2,257	2,097,092
4.40%, 03/15/27 (Call 12/15/26)	2,455	2,401,923
4.95%, 05/15/28 (Call 02/15/28)	3,113	3,078,477
5.00%, 05/15/44 (Call 11/15/43)	1,660	1,445,279
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,460	1,502,720
5.50%, 09/15/40 (Call 03/15/40)	1,264	1,525,686
5.88%, 10/15/25 (Call 07/15/25)	2,332	2,822,793
7.38%, 10/15/45 (Call 04/15/45)	2,560	3,807,539
Series B, 7.50%, 04/15/38	1,438	1,959,275
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	1,275	1,346,222
2.90%, 07/15/22 (Call 06/15/22)	1,597	1,659,890
3.13%, 11/15/29 (Call 08/15/29)	2,739	2,954,422
3.50%, 06/10/24 (Call 03/10/24)	2,791	3,027,565
3.70%, 07/15/27 (Call 04/15/27)	3,742	4,179,477

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 10/01/23 (Call 07/01/23)	$746	$812,543
4.00%, 11/15/49 (Call 05/15/49)	1,163	1,272,636
4.25%, 12/01/26 (Call 09/01/26)	2,894	3,349,458
4.50%, 06/10/44 (Call 12/10/43)	2,937	3,346,477
5.50%, 12/01/46 (Call 05/29/46)	80	105,828
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	2,301	2,365,980
3.60%, 02/01/23 (Call 11/01/22)	3,692	3,827,903
3.75%, 05/15/30 (Call 02/15/30)	2,812	2,790,741
4.05%, 03/15/25 (Call 12/15/24)	2,615	2,789,394
4.20%, 04/15/27 (Call 01/15/27)	1,728	1,805,397
4.25%, 03/15/23 (Call 12/15/22)	1,215	1,279,565
4.50%, 04/15/24 (Call 03/15/24)	2,708	2,917,978
4.75%, 01/15/26 (Call 10/15/25)	2,774	3,023,050
4.90%, 02/01/24 (Call 11/01/23)	3,750	4,048,800
4.90%, 03/15/35 (Call 09/15/34)	2,240	2,236,102
4.95%, 06/15/28 (Call 03/15/28)	4,032	4,322,223
5.00%, 05/15/50 (Call 11/15/49)	7,061	6,761,896
5.15%, 02/01/43 (Call 08/01/42)	1,585	1,481,183
5.15%, 03/15/45 (Call 09/15/44)	550	522,676
5.20%, 02/01/22 (Call 11/01/21)	5,886	6,134,036
5.25%, 04/15/29 (Call 01/15/29)	3,146	3,436,816
5.30%, 04/15/47 (Call 10/15/46)	2,778	2,647,934
5.50%, 06/01/27 (Call 03/01/27)	964	1,075,940
5.88%, 01/15/24 (Call 10/15/23)	1,286	1,427,601
5.95%, 10/01/43 (Call 04/01/43)	678	671,356
6.00%, 06/15/48 (Call 12/15/47)	4,165	4,315,898
6.05%, 06/01/41 (Call 12/01/40)	1,513	1,523,803
6.13%, 12/15/45 (Call 06/15/45)	4,353	4,435,446
6.25%, 04/15/49 (Call 10/15/48)	4,959	5,209,578
6.50%, 02/01/42 (Call 08/01/41)	5,364	5,741,572
6.63%, 10/15/36	860	933,513
7.50%, 07/01/38	2,110	2,469,460
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,296	1,308,480
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,336	1,420,462
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,949	2,084,202
5.00%, 10/01/22 (Call 07/01/22)	4,271	4,521,879
5.88%, 03/01/22 (Call 12/01/21)	3,636	3,827,217
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	4,715	5,038,920
3.13%, 07/31/29 (Call 04/30/29)	5,287	5,789,899
3.20%, 02/15/52 (Call 08/15/51)	9,395	8,897,723
3.35%, 03/15/23 (Call 12/15/22)	7,470	7,943,224
3.50%, 02/01/22	3,174	3,306,197
3.70%, 02/15/26 (Call 11/15/25)	4,956	5,612,224
3.70%, 01/31/51 (Call 07/31/50)	4,301	4,396,611
3.75%, 02/15/25 (Call 11/15/24)	5,552	6,206,192
3.90%, 02/15/24 (Call 11/15/23)	5,629	6,183,231
3.95%, 02/15/27 (Call 11/15/26)	1,839	2,114,225
3.95%, 01/31/60 (Call 07/31/59)	2,016	2,045,212
4.05%, 02/15/22	903	948,331
4.15%, 10/16/28 (Call 07/16/28)	4,058	4,760,521
4.20%, 01/31/50 (Call 07/31/49)	4,255	4,642,716
4.25%, 02/15/48 (Call 08/15/47)	937	1,012,963
4.45%, 02/15/43 (Call 08/15/42)	2,588	2,852,028
4.80%, 02/01/49 (Call 08/01/48)	4,492	5,285,871
4.85%, 08/15/42 (Call 02/15/42)	3,228	3,730,083
4.85%, 03/15/44 (Call 09/15/43)	7,697	8,905,352

Security	Par (000)	Value

Pipelines (continued)
4.90%, 05/15/46 (Call 11/15/45)	$4,542	$5,279,394
4.95%, 10/15/54 (Call 04/15/54)	835	961,002
5.10%, 02/15/45 (Call 08/15/44)	3,939	4,692,688
5.38%, 02/15/78 (Call 02/15/28)(a)	771	701,556
5.70%, 02/15/42	570	715,076
5.95%, 02/01/41	3,099	3,970,532
6.13%, 10/15/39	1,792	2,324,887
6.45%, 09/01/40	1,300	1,745,705
7.55%, 04/15/38	934	1,297,802
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	692	615,880
Series D, 6.88%, 03/01/33	525	700,319
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	2,862	2,748,464
Series H, 6.65%, 10/15/34	2,225	2,996,786
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,366	2,499,040
3.50%, 09/01/23 (Call 06/01/23)	5,002	5,357,542
3.95%, 09/01/22 (Call 06/01/22)	2,157	2,286,010
4.15%, 03/01/22	328	344,430
4.15%, 02/01/24 (Call 11/01/23)	2,608	2,860,741
4.25%, 09/01/24 (Call 06/01/24)	754	839,715
4.30%, 05/01/24 (Call 02/01/24)	2,106	2,334,438
4.70%, 11/01/42 (Call 05/01/42)	405	442,232
5.00%, 10/01/21 (Call 07/01/21)	2,144	2,220,069
5.00%, 08/15/42 (Call 02/15/42)	1,095	1,228,382
5.00%, 03/01/43 (Call 09/01/42)	1,755	1,989,959
5.40%, 09/01/44 (Call 03/01/44)	3,615	4,297,910
5.50%, 03/01/44 (Call 09/01/43)	2,615	3,128,691
5.63%, 09/01/41	2,943	3,527,892
5.80%, 03/15/35	630	776,444
6.38%, 03/01/41	1,336	1,671,389
6.50%, 02/01/37	305	379,222
6.50%, 09/01/39	1,268	1,628,302
6.55%, 09/15/40	1,740	2,223,198
6.95%, 01/15/38	5,280	7,033,277
7.30%, 08/15/33	770	1,060,036
7.40%, 03/15/31	425	557,073
7.50%, 11/15/40	1,892	2,598,889
7.75%, 03/15/32	301	412,843
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	7,020	6,868,298
3.15%, 01/15/23 (Call 12/15/22)	6,548	6,907,027
3.25%, 08/01/50 (Call 02/01/50)	4,665	4,390,231
4.30%, 06/01/25 (Call 03/01/25)	7,393	8,397,339
4.30%, 03/01/28 (Call 12/01/27)	4,479	5,194,968
5.05%, 02/15/46 (Call 08/15/45)	2,194	2,589,907
5.20%, 03/01/48 (Call 09/01/47)	2,153	2,639,836
5.30%, 12/01/34 (Call 06/01/34)	1,881	2,276,932
5.55%, 06/01/45 (Call 12/01/44)	6,096	7,537,216
7.75%, 01/15/32	3,563	5,124,984
7.80%, 08/01/31	650	904,846
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	447	482,823
3.95%, 03/01/50 (Call 09/01/49)	1,727	1,820,189
4.20%, 10/03/47 (Call 04/03/47)	2,781	2,970,247
4.25%, 09/15/46 (Call 03/15/46)	1,083	1,162,525
4.85%, 02/01/49 (Call 08/01/48)	1,514	1,785,642
5.00%, 03/01/26 (Call 12/01/25)	3,710	4,338,474
5.15%, 10/15/43 (Call 04/15/43)	1,688	1,974,386
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5,035	5,034,295

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
2.65%, 08/15/30 (Call 05/15/30)	$5,515	$5,483,123
3.38%, 03/15/23 (Call 02/15/23)	3,670	3,867,409
3.50%, 12/01/22 (Call 11/01/22)	1,120	1,172,259
4.00%, 02/15/25 (Call 11/15/24)	2,035	2,225,171
4.00%, 03/15/28 (Call 12/15/27)	2,302	2,533,397
4.13%, 03/01/27 (Call 12/01/26)	4,294	4,756,936
4.25%, 12/01/27 (Call 09/01/27)	1,738	1,936,792
4.50%, 07/15/23 (Call 04/15/23)	3,245	3,519,754
4.50%, 04/15/38 (Call 10/15/37)	6,922	7,322,438
4.70%, 04/15/48 (Call 10/15/47)	3,424	3,660,975
4.80%, 02/15/29 (Call 11/15/28)	4,268	4,940,082
4.88%, 12/01/24 (Call 09/01/24)	6,204	6,999,291
4.88%, 06/01/25 (Call 03/01/25)	3,880	4,427,934
4.90%, 04/15/58 (Call 10/15/57)	350	361,330
5.20%, 03/01/47 (Call 09/01/46)	4,398	4,949,729
5.20%, 12/01/47 (Call 06/01/47)	2,440	2,709,986
5.25%, 01/15/25 (Call 01/15/21)	1,970	2,050,356
5.50%, 02/15/49 (Call 08/15/48)	4,754	5,631,731
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,395	2,640,775
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	560	554,602
2.75%, 09/01/24 (Call 08/01/24)	779	802,682
3.10%, 03/15/30 (Call 12/15/29)	600	575,514
3.40%, 09/01/29 (Call 06/01/29)	2,240	2,227,590
4.00%, 07/13/27 (Call 04/13/27)	4,441	4,632,141
4.25%, 02/01/22 (Call 11/02/21)	1,245	1,290,567
4.35%, 03/15/29 (Call 12/15/28)	3,147	3,295,161
4.45%, 09/01/49 (Call 03/01/49)	2,403	2,158,687
4.50%, 03/15/50 (Call 09/15/49)	190	171,061
4.55%, 07/15/28 (Call 04/15/28)	2,331	2,473,401
4.95%, 07/13/47 (Call 01/06/47)	3,825	3,650,197
5.20%, 07/15/48 (Call 01/15/48)	3,964	3,891,221
5.85%, 01/15/26 (Call 12/15/25)	1,425	1,647,613
6.00%, 06/15/35	150	166,106
6.35%, 01/15/31 (Call 10/15/30)	1,510	1,788,867
7.15%, 01/15/51 (Call 07/15/50)	1,575	1,911,703
7.50%, 09/01/23 (Call 06/01/23)	2,230	2,568,893
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	6,923	7,208,505
4.90%, 03/15/25 (Call 12/15/24)	3,006	3,296,350
5.00%, 09/15/23 (Call 06/15/23)	375	407,250
6.13%, 02/01/41 (Call 08/01/40)	3,135	3,375,172
6.20%, 09/15/43 (Call 03/15/43)	450	487,274
6.65%, 10/01/36	1,850	2,143,428
6.85%, 10/15/37	2,010	2,282,194
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	1,270	1,319,073
3.15%, 12/15/29 (Call 09/15/29)	4,017	4,060,785
3.55%, 10/01/26 (Call 07/01/26)	512	555,249
3.61%, 02/15/25 (Call 11/15/24)	611	656,959
3.75%, 03/01/28 (Call 12/01/27)	8,325	8,772,052
4.68%, 02/15/45 (Call 08/15/44)	1,325	1,389,713
4.90%, 10/01/46 (Call 04/01/46)	1,388	1,498,124
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,891	1,932,961
3.55%, 12/15/29 (Call 09/15/29)	1,618	1,608,810
3.60%, 11/01/24 (Call 08/01/24)	4,016	4,186,238
3.65%, 06/01/22 (Call 03/01/22)	4,322	4,438,608
3.80%, 09/15/30 (Call 06/15/30)	754	757,800

Security	Par (000)	Value

Pipelines (continued)
3.85%, 10/15/23 (Call 07/15/23)	$2,167	$2,296,782
4.30%, 01/31/43 (Call 07/31/42)	1,432	1,248,289
4.50%, 12/15/26 (Call 09/15/26)	3,127	3,388,104
4.65%, 10/15/25 (Call 07/15/25)	4,441	4,834,561
4.70%, 06/15/44 (Call 12/15/43)	2,681	2,490,488
4.90%, 02/15/45 (Call 08/15/44)	586	559,630
5.15%, 06/01/42 (Call 12/01/41)	2,307	2,239,382
6.65%, 01/15/37	1,219	1,359,624
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,016	3,319,681
4.50%, 05/15/30 (Call 11/15/29)(b)	1,159	1,324,355
5.00%, 03/15/27 (Call 09/15/26)	8,326	9,491,723
5.63%, 04/15/23 (Call 01/15/23)	5,752	6,352,394
5.63%, 03/01/25 (Call 12/01/24)	7,137	8,305,898
5.75%, 05/15/24 (Call 02/15/24)	6,938	7,931,591
5.88%, 06/30/26 (Call 12/31/25)	1,014	1,218,808
6.25%, 03/15/22 (Call 12/15/21)	4,700	5,015,417
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	1,571	1,731,258
3.50%, 03/15/25 (Call 12/15/24)	2,709	2,975,457
4.50%, 03/15/45 (Call 09/15/44)	3,430	3,941,516
4.75%, 03/15/24 (Call 12/15/23)	2,740	3,077,705
5.95%, 09/25/43 (Call 03/25/43)	1,731	2,224,300
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,373	2,453,919
3.90%, 07/15/26 (Call 04/15/26)	3,767	3,942,994
4.00%, 10/01/27 (Call 07/01/27)	1,321	1,355,399
4.25%, 04/01/24 (Call 01/01/24)	1,490	1,582,842
4.65%, 02/15/22	2,697	2,816,019
4.95%, 01/15/43 (Call 07/15/42)	639	581,330
5.30%, 04/01/44 (Call 10/01/43)	4,379	4,130,579
5.35%, 05/15/45 (Call 11/15/44)	3,830	3,650,641
5.40%, 10/01/47 (Call 04/01/47)	3,101	3,019,444
5.95%, 12/01/25 (Call 09/01/25)	1,473	1,709,092
6.10%, 02/15/42	2,150	2,268,357
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,431	2,619,086
4.38%, 03/13/25 (Call 12/13/24)	1,773	1,923,350
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	555	690,581
7.00%, 10/15/28	1,170	1,498,407
Texas Eastern Transmission LP, 7.00%, 07/15/32	742	984,419
TransCanada PipeLines Ltd.
2.50%, 08/01/22	4,803	4,981,864
3.75%, 10/16/23 (Call 07/16/23)	3,674	3,997,202
4.10%, 04/15/30 (Call 01/15/30)	220	256,300
4.25%, 05/15/28 (Call 02/15/28)	5,008	5,841,231
4.63%, 03/01/34 (Call 12/01/33)	3,412	4,108,150
4.75%, 05/15/38 (Call 11/15/37)	1,555	1,864,974
4.88%, 01/15/26 (Call 10/15/25)	5,210	6,176,611
4.88%, 05/15/48 (Call 11/15/47)	2,091	2,681,038
5.00%, 10/16/43 (Call 04/16/43)	2,301	2,833,520
5.10%, 03/15/49 (Call 09/15/48)	2,578	3,436,809
5.60%, 03/31/34	906	1,156,536
5.85%, 03/15/36	3,343	4,442,446
6.10%, 06/01/40	2,735	3,737,542
6.20%, 10/15/37	4,343	5,850,151
7.25%, 08/15/38	2,546	3,780,759
7.63%, 01/15/39	5,452	8,418,760

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	$699	$761,728
3.95%, 05/15/50 (Call 11/15/49)(b)	961	1,041,224
4.00%, 03/15/28 (Call 12/15/27)	973	1,099,441
4.45%, 08/01/42 (Call 02/01/42)	603	678,556
4.60%, 03/15/48 (Call 09/15/47)	1,417	1,671,266
5.40%, 08/15/41 (Call 02/15/41)	1,880	2,236,580
7.85%, 02/01/26 (Call 11/01/25)	1,401	1,831,485
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	1,457	1,676,162
4.50%, 03/15/28 (Call 12/15/27)	1,665	1,911,154
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,389	2,490,246
3.50%, 11/15/30 (Call 08/15/30)	693	764,566
3.60%, 03/15/22 (Call 01/15/22)	1,214	1,260,909
3.70%, 01/15/23 (Call 10/15/22)	737	782,318
3.75%, 06/15/27 (Call 03/15/27)	4,805	5,301,212
3.90%, 01/15/25 (Call 10/15/24)	4,741	5,219,651
4.00%, 11/15/21 (Call 08/15/21)	3,200	3,301,856
4.00%, 09/15/25 (Call 06/15/25)	2,512	2,806,406
4.30%, 03/04/24 (Call 12/04/23)	4,906	5,389,192
4.50%, 11/15/23 (Call 08/15/23)	484	532,153
4.55%, 06/24/24 (Call 03/24/24)	1,066	1,195,359
4.85%, 03/01/48 (Call 09/01/47)	3,181	3,700,076
4.90%, 01/15/45 (Call 07/15/44)	1,533	1,723,506
5.10%, 09/15/45 (Call 03/15/45)	4,921	5,749,942
5.40%, 03/04/44 (Call 09/04/43)	2,455	2,830,640
5.75%, 06/24/44 (Call 12/24/43)	1,029	1,229,449
5.80%, 11/15/43 (Call 05/15/43)	1,615	1,915,616
6.30%, 04/15/40	5,038	6,371,760
8.75%, 03/15/32	235	338,104
Series A, 7.50%, 01/15/31	136	178,442

		814,290,047

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	4,132	4,618,130
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	1,143	1,325,983
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,513,616

		9,457,729

Real Estate Investment Trusts — 1.0%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	20	20,574
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	2,995	2,977,899
2.75%, 12/15/29 (Call 09/15/29)	706	757,792
3.38%, 08/15/31 (Call 05/15/31)	2,095	2,379,333
3.45%, 04/30/25 (Call 02/28/25)	2,740	3,053,209
3.80%, 04/15/26 (Call 02/15/26)	2,393	2,740,392
3.90%, 06/15/23 (Call 03/15/23)	816	887,180
3.95%, 01/15/27 (Call 10/15/26)	121	137,108
3.95%, 01/15/28 (Call 10/15/27)	1,002	1,154,244
4.00%, 01/15/24 (Call 12/15/23)	1,985	2,193,683
4.00%, 02/01/50 (Call 08/01/49)	2,758	3,357,341
4.30%, 01/15/26 (Call 10/15/25)	90	104,450
4.50%, 07/30/29 (Call 04/30/29)	1,002	1,215,927
4.70%, 07/01/30 (Call 04/01/30)	710	879,633
4.85%, 04/15/49 (Call 10/15/48)	963	1,319,426
4.90%, 12/15/30 (Call 09/15/30)	6,240	7,956,062

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	$1,320	$1,319,340
3.30%, 07/15/26 (Call 05/15/26)	2,741	2,931,116
3.63%, 11/15/27 (Call 08/15/27)	1,715	1,808,742
3.75%, 04/15/23 (Call 01/15/23)	3,622	3,797,595
3.88%, 01/30/31 (Call 10/30/30)	1,335	1,448,195
4.13%, 07/01/24 (Call 04/01/24)	1,475	1,594,239
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	2,757	3,143,614
4.90%, 02/15/29 (Call 11/15/28)	631	752,707
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	1,055	1,071,732
2.10%, 06/15/30 (Call 03/15/30)	875	896,674
2.25%, 01/15/22	3,010	3,083,895
2.40%, 03/15/25 (Call 02/15/25)	4,101	4,369,000
2.75%, 01/15/27 (Call 11/15/26)	2,126	2,315,745
2.90%, 01/15/30 (Call 10/15/29)	3,785	4,124,666
2.95%, 01/15/25 (Call 12/15/24)	2,122	2,306,635
3.00%, 06/15/23	2,580	2,750,590
3.10%, 06/15/50 (Call 12/15/49)	1,021	1,055,336
3.13%, 01/15/27 (Call 10/15/26)	4,117	4,534,381
3.38%, 05/15/24 (Call 04/15/24)	4,126	4,502,209
3.38%, 10/15/26 (Call 07/15/26)	3,265	3,673,680
3.50%, 01/31/23	5,387	5,762,205
3.55%, 07/15/27 (Call 04/15/27)	1,723	1,940,873
3.60%, 01/15/28 (Call 10/15/27)	2,216	2,503,748
3.70%, 10/15/49 (Call 04/15/49)	2,340	2,651,688
3.80%, 08/15/29 (Call 05/15/29)	3,704	4,287,269
3.95%, 03/15/29 (Call 12/15/28)	2,508	2,912,164
4.00%, 06/01/25 (Call 03/01/25)	2,017	2,289,093
4.40%, 02/15/26 (Call 11/15/25)	2,493	2,899,234
4.70%, 03/15/22	4,871	5,181,916
5.00%, 02/15/24	4,646	5,304,199
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,196	2,329,122
2.45%, 01/15/31 (Call 10/15/30)	4,075	4,359,231
2.90%, 10/15/26 (Call 07/15/26)	2,147	2,346,800
2.95%, 09/15/22 (Call 06/15/22)	2,128	2,217,823
2.95%, 05/11/26 (Call 02/11/26)	1,786	1,951,759
3.20%, 01/15/28 (Call 10/15/27)	1,226	1,366,181
3.30%, 06/01/29 (Call 03/01/29)	2,048	2,330,583
3.35%, 05/15/27 (Call 02/15/27)	927	1,032,335
3.45%, 06/01/25 (Call 03/03/25)	1,752	1,959,822
3.50%, 11/15/25 (Call 08/15/25)	470	526,330
3.90%, 10/15/46 (Call 04/15/46)	435	529,030
4.15%, 07/01/47 (Call 01/01/47)	830	1,041,567
4.20%, 12/15/23 (Call 09/16/23)	310	342,401
4.35%, 04/15/48 (Call 10/15/47)	1,440	1,861,142
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	5,811	6,274,195
2.90%, 03/15/30 (Call 12/15/29)	3,412	3,612,728
3.13%, 09/01/23 (Call 06/01/23)	3,976	4,208,238
3.20%, 01/15/25 (Call 10/15/24)	3,412	3,707,957
3.25%, 01/30/31 (Call 10/30/30)	1,614	1,763,392
3.40%, 06/21/29 (Call 03/21/29)	1,085	1,190,006
3.65%, 02/01/26 (Call 11/03/25)	5,802	6,484,721
3.80%, 02/01/24 (Call 11/01/23)	5,578	6,059,549
3.85%, 02/01/23 (Call 11/01/22)	5,143	5,494,370
4.50%, 12/01/28 (Call 09/01/28)	3,506	4,164,462

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	$2,205	$2,277,170
4.10%, 10/01/24 (Call 07/01/24)	102	107,262
4.55%, 10/01/29 (Call 07/01/29)	1,189	1,269,519
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	173	179,472
3.65%, 06/15/24 (Call 04/15/24)	1,052	1,101,907
3.85%, 02/01/25 (Call 11/01/24)	569	603,379
3.90%, 03/15/27 (Call 12/15/26)	4,221	4,432,641
4.05%, 07/01/30 (Call 04/01/30)	1,905	2,048,218
4.13%, 06/15/26 (Call 03/15/26)	1,089	1,182,850
4.13%, 05/15/29 (Call 02/15/29)	1,730	1,862,708
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	815	893,696
2.95%, 12/15/22 (Call 09/15/22)	1,075	1,123,042
3.15%, 07/01/29 (Call 04/01/29)	2,322	2,608,581
3.35%, 11/01/49 (Call 05/01/49)	1,920	2,135,635
4.10%, 10/15/28 (Call 07/15/28)	939	1,114,142
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	909	981,902
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	968	1,008,879
4.15%, 04/01/25 (Call 01/01/25)	3,036	3,202,950
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,419	1,468,282
5.00%, 07/01/25 (Call 04/01/25)	715	782,103
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	516	528,477
3.10%, 11/15/29 (Call 08/15/29)	1,291	1,418,460
3.15%, 07/15/23 (Call 06/15/23)	1,614	1,724,785
3.20%, 09/01/24 (Call 07/01/24)	2,255	2,450,576
3.25%, 01/15/51 (Call 07/15/50)	1,144	1,187,747
3.30%, 07/01/30 (Call 04/01/30)	4,320	4,811,486
3.65%, 09/01/27 (Call 06/01/27)	1,305	1,476,986
3.70%, 06/15/26 (Call 03/15/26)	3,434	3,872,213
3.80%, 02/15/28 (Call 11/15/27)	3,469	3,962,812
4.00%, 03/01/27 (Call 12/01/26)	886	1,015,197
4.00%, 11/15/49 (Call 05/15/49)	1,890	2,195,481
4.15%, 07/01/50 (Call 01/01/50)	3,277	3,902,284
4.30%, 02/15/29 (Call 11/15/28)	1,174	1,387,797
4.45%, 02/15/26 (Call 11/15/25)	4,600	5,339,266
4.75%, 05/15/47 (Call 11/15/46)	3,540	4,496,543
5.20%, 02/15/49 (Call 08/15/48)	1,127	1,525,744
5.25%, 01/15/23	7,692	8,525,274
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	425	456,765
3.13%, 09/01/26 (Call 06/01/26)	2,179	2,352,492
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,455,481
4.38%, 12/15/23 (Call 09/15/23)	575	631,868
4.38%, 02/15/29 (Call 11/15/28)	2,147	2,533,653
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	2,312	2,468,985
3.45%, 11/15/29 (Call 08/15/29)	970	1,060,394
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,182	1,238,842
3.60%, 07/01/29 (Call 04/01/29)	1,885	2,173,348
3.70%, 08/15/27 (Call 05/15/27)	3,850	4,396,584
4.45%, 07/15/28 (Call 04/15/28)	762	914,690
4.75%, 10/01/25 (Call 07/01/25)	1,319	1,546,026

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	$3,095	$3,104,842
2.88%, 11/15/29 (Call 08/15/29)	513	563,756
3.05%, 03/01/50 (Call 09/01/49)	350	378,063
3.25%, 06/30/26 (Call 03/30/26)	75	82,673
3.38%, 12/15/27 (Call 09/15/27)	3,195	3,589,742
3.75%, 12/01/24 (Call 09/01/24)	12	13,270
4.00%, 09/15/28 (Call 06/15/28)	871	1,022,815
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,484	1,307,834
4.50%, 04/01/25 (Call 01/01/25)	2,490	2,396,974
4.50%, 06/01/27 (Call 03/01/27)	352	328,782
4.75%, 12/15/26 (Call 09/15/26)	1,496	1,448,457
4.95%, 04/15/28 (Call 01/15/28)	2,070	2,004,795
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	1,970	1,998,447
1.80%, 07/15/27 (Call 05/15/27)	1,330	1,355,297
2.15%, 07/15/30 (Call 04/15/30)	4,452	4,567,975
2.63%, 11/18/24 (Call 10/18/24)	1,920	2,054,918
2.90%, 11/18/26 (Call 09/18/26)	5,550	6,049,555
3.00%, 07/15/50 (Call 01/15/50)	1,217	1,243,239
3.20%, 11/18/29 (Call 08/18/29)	2,284	2,528,845
5.38%, 05/15/27 (Call 05/15/22)	2,241	2,451,721
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	1,566	1,684,562
2.85%, 11/01/26 (Call 08/01/26)	187	207,448
3.00%, 04/15/23 (Call 01/15/23)	2,134	2,252,202
3.00%, 07/01/29 (Call 04/01/29)	3,423	3,807,300
3.25%, 08/01/27 (Call 05/01/27)	680	758,458
3.38%, 06/01/25 (Call 03/01/25)	218	241,200
3.50%, 03/01/28 (Call 12/01/27)	1,905	2,171,757
4.00%, 08/01/47 (Call 02/01/47)	334	411,101
4.15%, 12/01/28 (Call 09/01/28)	2,492	2,977,467
4.50%, 07/01/44 (Call 01/01/44)	3,272	4,231,285
4.50%, 06/01/45 (Call 12/01/44)	1,032	1,341,259
4.63%, 12/15/21 (Call 09/15/21)	2,001	2,086,183
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	990	963,597
2.65%, 03/15/32 (Call 12/15/31)	1,875	1,991,587
2.65%, 09/01/50 (Call 03/01/50)	3,045	2,827,069
3.00%, 01/15/30 (Call 10/15/29)	2,130	2,310,390
3.25%, 05/01/23 (Call 02/01/23)	399	421,484
3.38%, 04/15/26 (Call 01/15/26)	750	826,740
3.50%, 04/01/25 (Call 01/01/25)	778	857,504
3.63%, 08/15/22 (Call 05/15/22)	1,038	1,092,443
3.63%, 05/01/27 (Call 02/01/27)	1,425	1,593,022
3.88%, 05/01/24 (Call 02/01/24)	1,452	1,592,292
4.00%, 03/01/29 (Call 12/01/28)	1,391	1,616,231
4.50%, 03/15/48 (Call 09/15/47)	1,275	1,633,670
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	1,617	1,705,498
3.25%, 07/15/27 (Call 04/15/27)	1,364	1,454,774
3.50%, 06/01/30 (Call 03/01/30)	4,077	4,415,962
3.95%, 01/15/24 (Call 10/15/23)	490	531,851
4.50%, 12/01/44 (Call 06/01/44)	619	713,930
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	712	719,796
4.00%, 01/15/30 (Call 10/17/29)	2,606	2,715,713
4.00%, 01/15/31 (Call 10/15/30)	495	513,384
5.25%, 06/01/25 (Call 03/01/25)	2,150	2,328,966

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.30%, 01/15/29 (Call 10/15/28)	$2,617	$2,914,187
5.38%, 11/01/23 (Call 08/01/23)	5,379	5,759,618
5.38%, 04/15/26 (Call 01/15/26)	4,639	5,152,908
5.75%, 06/01/28 (Call 03/03/28)	1,342	1,524,512
Healthcare Realty Trust Inc.
2.40%, 03/15/30 (Call 09/15/29)	350	347,970
3.63%, 01/15/28 (Call 10/15/27)	827	886,734
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	1,235	1,309,248
3.50%, 08/01/26 (Call 05/01/26)	1,620	1,792,060
3.70%, 04/15/23 (Call 01/15/23)	2,575	2,713,612
3.75%, 07/01/27 (Call 04/01/27)	1,569	1,718,698
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	995	1,062,342
3.00%, 01/15/30 (Call 10/15/29)	2,472	2,685,556
3.25%, 07/15/26 (Call 05/15/26)	647	723,294
3.40%, 02/01/25 (Call 11/01/24)	2,597	2,862,439
3.50%, 07/15/29 (Call 04/15/29)	956	1,072,374
3.88%, 08/15/24 (Call 05/15/24)	2,914	3,245,060
4.00%, 06/01/25 (Call 03/01/25)	4,556	5,157,756
4.20%, 03/01/24 (Call 12/01/23)	355	389,865
4.25%, 11/15/23 (Call 08/15/23)	292	320,076
6.75%, 02/01/41 (Call 08/01/40)	658	945,500
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	1,355	1,401,219
3.88%, 03/01/27 (Call 12/01/26)	2,000	2,168,460
4.13%, 03/15/28 (Call 12/15/27)	53	58,501
4.20%, 04/15/29 (Call 01/15/29)	1,935	2,168,632
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,597	2,694,569
Series D, 3.75%, 10/15/23 (Call 07/15/23)	2,372	2,459,029
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,444	1,509,875
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,585	1,693,874
Series H, 3.38%, 12/15/29 (Call 09/16/29)	2,044	1,990,836
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,000	1,029,070
3.95%, 11/01/27 (Call 08/01/27)	1,009	1,091,072
4.65%, 04/01/29 (Call 01/01/29)	1,885	2,129,221
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,945	2,886,954
3.05%, 02/15/30 (Call 11/15/29)	1,283	1,336,270
3.45%, 12/15/24 (Call 09/15/24)	3,857	4,070,061
4.25%, 08/15/29 (Call 05/15/29)	1,498	1,695,167
4.38%, 10/01/25 (Call 07/01/25)	791	876,040
4.75%, 12/15/28 (Call 09/15/28)	1,179	1,359,470
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	50	49,439
2.70%, 03/01/24 (Call 01/01/24)	1,770	1,843,968
2.70%, 10/01/30 (Call 07/01/30)	195	199,857
2.80%, 10/01/26 (Call 07/01/26)	1,913	2,032,907
3.13%, 06/01/23 (Call 03/01/23)	1,750	1,848,245
3.30%, 02/01/25 (Call 12/01/24)	787	847,898
3.40%, 11/01/22 (Call 09/01/22)	956	1,009,918
3.70%, 10/01/49 (Call 04/01/49)	2,240	2,211,261
3.80%, 04/01/27 (Call 01/01/27)	1,949	2,128,464
4.13%, 12/01/46 (Call 06/01/46)	560	588,062
4.25%, 04/01/45 (Call 10/01/44)	998	1,060,036
4.45%, 09/01/47 (Call 03/01/47)	1,570	1,722,400
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	737	694,755

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	$526	$583,481
4.00%, 06/15/29 (Call 03/15/29)	1,757	1,977,714
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	1,049	1,151,036
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	1,170	1,151,058
2.75%, 03/15/30 (Call 12/15/29)	555	598,889
3.60%, 06/01/27 (Call 03/01/27)	2,370	2,660,799
3.75%, 06/15/24 (Call 03/13/24)	858	931,496
3.95%, 03/15/29 (Call 12/15/28)	1,505	1,747,501
4.00%, 11/15/25 (Call 08/15/25)	542	616,113
4.20%, 06/15/28 (Call 03/15/28)	1,054	1,228,384
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,855,645
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	3,087	3,039,213
3.10%, 04/15/50 (Call 10/15/49)	1,350	1,193,765
3.30%, 04/15/23 (Call 01/15/23)	920	962,283
3.50%, 10/15/27 (Call 07/15/27)	405	429,539
3.60%, 12/15/26 (Call 09/15/26)	1,920	2,071,987
3.90%, 06/15/24 (Call 03/15/24)	2,130	2,315,523
4.00%, 11/15/25 (Call 08/15/25)	1,029	1,136,407
4.30%, 10/15/28 (Call 07/15/28)	820	906,633
4.80%, 10/15/48 (Call 04/25/48)	370	428,349
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	382	381,641
4.15%, 02/01/22 (Call 12/01/21)	910	914,841
4.25%, 05/15/24 (Call 02/15/24)	2,015	2,047,260
4.50%, 02/01/25 (Call 11/01/24)	370	379,161
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	1,663	1,675,107
4.38%, 08/01/23 (Call 06/01/23)	2,805	3,010,999
4.50%, 01/15/25 (Call 10/15/24)	1,750	1,831,638
4.50%, 04/01/27 (Call 01/01/27)	1,345	1,425,915
4.75%, 01/15/28 (Call 10/15/27)	962	1,037,604
4.95%, 04/01/24 (Call 01/01/24)	2,222	2,359,386
5.25%, 01/15/26 (Call 10/15/25)	2,960	3,234,185
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	2,943	3,050,419
4.30%, 03/15/27 (Call 12/15/26)	15	15,996
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	335	328,474
3.40%, 06/01/23 (Call 03/01/23)	1,470	1,514,659
4.45%, 03/15/24 (Call 12/15/23)	850	902,267
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	2,400	2,347,776
2.13%, 04/15/27 (Call 02/15/27)	283	302,414
2.13%, 10/15/50 (Call 04/15/50)	4,370	4,037,224
2.25%, 04/15/30 (Call 01/15/30)	2,134	2,282,313
3.00%, 04/15/50 (Call 10/15/49)	1,335	1,455,110
3.25%, 10/01/26 (Call 07/01/26)	375	424,054
3.75%, 11/01/25 (Call 08/01/25)	3,959	4,538,439
3.88%, 09/15/28 (Call 06/15/28)	1,029	1,231,672
4.25%, 08/15/23 (Call 05/15/23)	3,788	4,227,408
4.38%, 02/01/29 (Call 11/01/28)	1,561	1,928,210
4.38%, 09/15/48 (Call 03/15/48)	25	34,098
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	842	875,166
3.09%, 09/15/27 (Call 06/15/27)	2,660	3,011,625
3.39%, 05/01/29 (Call 02/01/29)	2,641	3,077,663
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	760	780,634

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	$3,768	$4,074,678
3.25%, 10/15/22 (Call 07/15/22)	3,800	3,994,142
3.25%, 06/15/29 (Call 03/15/29)	1,082	1,187,657
3.25%, 01/15/31 (Call 10/15/30)	3,660	4,076,581
3.65%, 01/15/28 (Call 10/15/27)	2,014	2,248,591
3.88%, 07/15/24 (Call 04/15/24)	1,825	2,019,873
3.88%, 04/15/25 (Call 02/15/25)	1,656	1,876,364
4.13%, 10/15/26 (Call 07/15/26)	2,041	2,369,336
4.65%, 08/01/23 (Call 05/01/23)	1,551	1,723,409
4.65%, 03/15/47 (Call 09/15/46)	2,045	2,674,022
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	450	478,881
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,097	1,132,049
3.60%, 02/01/27 (Call 11/01/26)	396	424,801
3.70%, 06/15/30 (Call 03/15/30)	200	220,184
4.13%, 03/15/28 (Call 12/15/27)	685	761,104
4.40%, 02/01/47 (Call 08/01/46)	2,138	2,408,778
4.65%, 03/15/49 (Call 09/15/48)	1,451	1,683,581
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	10	9,911
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	2,372	2,303,497
4.80%, 06/01/24 (Call 05/01/24)	1,707	1,774,136
5.13%, 08/15/26 (Call 05/15/26)	1,809	1,965,641
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	3,509	3,627,709
2.35%, 01/30/22 (Call 10/30/21)	2,654	2,706,947
2.45%, 09/13/29 (Call 06/13/29)	5,621	5,615,154
2.63%, 06/15/22 (Call 03/15/22)(d)	2,366	2,433,076
2.65%, 07/15/30 (Call 04/15/30)	62	62,254
2.75%, 02/01/23 (Call 11/01/22)	3,552	3,693,618
2.75%, 06/01/23 (Call 03/01/23)	849	888,546
3.25%, 11/30/26 (Call 08/30/26)	3,335	3,664,465
3.25%, 09/13/49 (Call 03/13/49)	3,529	3,348,809
3.30%, 01/15/26 (Call 10/15/25)	1,425	1,558,337
3.38%, 10/01/24 (Call 07/01/24)	6,913	7,497,702
3.38%, 06/15/27 (Call 03/15/27)	770	830,768
3.38%, 12/01/27 (Call 09/01/27)	3,122	3,380,377
3.50%, 09/01/25 (Call 06/01/25)	1,106	1,216,622
3.75%, 02/01/24 (Call 11/01/23)	3,665	3,974,216
3.80%, 07/15/50 (Call 01/15/50)	855	888,285
4.25%, 10/01/44 (Call 04/01/44)	980	1,074,746
4.25%, 11/30/46 (Call 05/30/46)	1,825	2,009,982
4.75%, 03/15/42 (Call 09/15/41)	3,019	3,536,940
6.75%, 02/01/40 (Call 11/01/39)	2,110	2,990,419
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	1,870	1,914,151
4.25%, 02/01/26 (Call 11/01/25)	2,029	2,087,699
4.70%, 06/01/27 (Call 03/01/27)	2,414	2,552,853
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	3,878	3,958,430
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(d)	744	774,392
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	1,485	1,499,999
3.20%, 02/15/31 (Call 11/15/30)	200	195,850
3.40%, 01/15/30 (Call 10/15/29)	1,250	1,247,375
4.00%, 07/15/29 (Call 04/15/29)	2,030	2,123,096

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 09/15/26 (Call 06/15/26)	$1,250	$1,340,800
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	1,562	1,666,810
4.63%, 03/15/29 (Call 12/15/28)	1,291	1,388,793
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	1,905	1,801,844
3.88%, 07/15/27 (Call 04/15/27)	1,545	1,482,505
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	750	753,375
2.95%, 09/01/26 (Call 06/01/26)	339	366,252
3.00%, 08/15/31 (Call 05/15/31)	1,070	1,173,704
3.10%, 11/01/34 (Call 08/01/34)	1,995	2,182,311
3.20%, 01/15/30 (Call 10/15/29)	2,618	2,924,175
3.50%, 07/01/27 (Call 04/01/27)	120	132,365
3.50%, 01/15/28 (Call 10/15/27)	835	927,251
4.00%, 10/01/25 (Call 07/01/25)	450	506,489
4.40%, 01/26/29 (Call 10/26/28)	1,460	1,736,144
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	2,057	2,148,536
3.00%, 01/15/30 (Call 10/15/29)	1,495	1,506,721
3.10%, 01/15/23 (Call 12/15/22)	1,785	1,851,848
3.13%, 06/15/23 (Call 03/15/23)	1,299	1,354,065
3.25%, 10/15/26 (Call 07/15/26)	1,690	1,795,963
3.50%, 04/15/24 (Call 03/15/24)	1,685	1,801,029
3.50%, 02/01/25 (Call 11/01/24)	1,790	1,927,866
3.75%, 05/01/24 (Call 02/01/24)	1,644	1,759,343
3.85%, 04/01/27 (Call 01/01/27)	1,045	1,119,895
4.00%, 03/01/28 (Call 12/01/27)	648	699,445
4.13%, 01/15/26 (Call 10/15/25)	3,745	4,183,951
4.38%, 02/01/45 (Call 08/01/44)	182	186,687
4.40%, 01/15/29 (Call 10/15/28)	4,154	4,641,430
4.75%, 11/15/30 (Call 08/15/30)	100	113,631
4.88%, 04/15/49 (Call 10/15/48)	1,761	1,953,900
5.70%, 09/30/43 (Call 03/30/43)	765	900,956
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	1,147	1,188,189
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	959	968,168
3.40%, 01/15/28 (Call 11/15/27)	500	518,815
3.95%, 08/15/27 (Call 05/15/27)	3,009	3,214,003
4.60%, 02/06/24 (Call 11/06/23)	1,689	1,816,756
4.63%, 11/01/25 (Call 09/01/25)	388	429,912
4.88%, 06/01/26 (Call 03/01/26)	3,441	3,834,031
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	2,930	3,036,974
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	95	98,176
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	1,104	1,172,227
2.75%, 01/15/31 (Call 10/15/30)	155	157,869
3.10%, 01/15/30 (Call 10/15/29)	2,400	2,523,888
3.63%, 03/15/24 (Call 02/15/24)	3,258	3,530,141
3.75%, 03/15/23 (Call 12/15/22)	2,191	2,321,255
3.95%, 09/01/23 (Call 08/01/23)	25	27,047
4.00%, 06/01/25 (Call 03/01/25)	2,151	2,425,360
4.13%, 03/15/29 (Call 09/15/28)	1,951	2,189,022
4.25%, 04/01/26 (Call 01/01/26)	1,292	1,476,330
4.25%, 04/15/28 (Call 01/15/28)	3,009	3,407,783
4.50%, 01/15/24 (Call 10/15/23)	1,460	1,603,153
4.95%, 09/01/48 (Call 03/01/48)	10	12,072
6.50%, 03/15/41 (Call 09/15/40)	3,057	4,040,437

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	$2,549	$2,725,773
4.00%, 11/15/29 (Call 08/15/29)	1,771	2,041,184
4.00%, 04/15/30 (Call 01/15/30)	2,500	2,912,775
4.63%, 09/15/23	748	832,427
6.95%, 10/01/27	885	1,127,853
7.38%, 03/15/32	3,998	5,781,868
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	905	975,201
4.00%, 02/01/25 (Call 12/01/24)	2,203	2,401,050
4.25%, 10/01/26 (Call 07/01/26)	860	962,073
4.60%, 04/01/24 (Call 01/01/24)	1,822	2,007,789

		774,359,426

Retail — 0.9%
Advance Auto Parts Inc.
3.90%, 04/15/30 (Call 01/15/30)	400	441,772
4.50%, 01/15/22 (Call 10/15/21)	1,280	1,334,963
4.50%, 12/01/23 (Call 09/01/23)	2,355	2,590,641
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	2,255	2,390,706
3.80%, 11/15/27 (Call 08/15/27)	177	190,730
4.50%, 10/01/25 (Call 07/01/25)	1,421	1,576,301
4.75%, 06/01/30 (Call 03/01/30)	788	925,096
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	800	837,432
3.13%, 07/15/23 (Call 04/15/23)	1,344	1,435,284
3.13%, 04/18/24 (Call 03/18/24)	1,154	1,247,716
3.13%, 04/21/26 (Call 01/21/26)	1,425	1,569,053
3.25%, 04/15/25 (Call 01/15/25)	2,295	2,527,782
3.63%, 04/15/25 (Call 03/15/25)	15	16,826
3.70%, 04/15/22 (Call 01/15/22)	1,180	1,232,062
3.75%, 06/01/27 (Call 03/01/27)	1,275	1,459,391
3.75%, 04/18/29 (Call 01/18/29)	2,613	3,024,312
4.00%, 04/15/30 (Call 01/15/30)	169	201,607
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	2,336	2,761,572
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,731	3,819,238
1.60%, 04/20/30 (Call 01/20/30)	4,688	4,797,793
1.75%, 04/20/32 (Call 01/20/32)	3,555	3,663,428
2.30%, 05/18/22 (Call 04/18/22)	2,009	2,078,451
2.75%, 05/18/24 (Call 03/18/24)	3,548	3,835,388
3.00%, 05/18/27 (Call 02/18/27)	3,526	3,973,661
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	3,957	4,082,437
4.55%, 02/15/48 (Call 08/15/47)	874	836,409
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	2,888	3,066,709
3.50%, 04/03/30 (Call 01/03/30)	172	196,952
3.88%, 04/15/27 (Call 01/15/27)	3,267	3,770,673
4.13%, 05/01/28 (Call 02/01/28)	1,870	2,207,011
4.13%, 04/03/50 (Call 10/03/49)	2,815	3,400,633
4.15%, 11/01/25 (Call 08/01/25)	1,664	1,923,767
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	3,020	3,253,053
4.00%, 05/15/25 (Call 03/15/25)	2,814	3,183,141
4.20%, 05/15/28 (Call 02/15/28)	4,438	5,232,180
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	2,670	2,881,971
2.50%, 04/15/27 (Call 02/15/27)	5,493	6,015,165
2.63%, 06/01/22 (Call 05/01/22)	6,092	6,331,050

Security	Par (000)	Value

Retail (continued)
2.70%, 04/01/23 (Call 01/01/23)	$3,972	$4,191,294
2.70%, 04/15/30 (Call 01/15/30)	2,425	2,693,375
2.80%, 09/14/27 (Call 06/14/27)	2,753	3,066,264
2.95%, 06/15/29 (Call 03/15/29)	712	802,381
3.00%, 04/01/26 (Call 01/01/26)	4,477	5,036,312
3.13%, 12/15/49 (Call 06/15/49)	4,647	5,130,892
3.25%, 03/01/22	1,594	1,665,475
3.30%, 04/15/40 (Call 10/15/39)	7,014	7,999,607
3.35%, 09/15/25 (Call 06/15/25)	1,014	1,143,184
3.35%, 04/15/50 (Call 10/15/49)	6,219	7,130,705
3.50%, 09/15/56 (Call 03/15/56)	2,505	2,984,808
3.75%, 02/15/24 (Call 11/15/23)	1,379	1,525,808
3.90%, 12/06/28 (Call 09/06/28)	2,866	3,417,992
3.90%, 06/15/47 (Call 12/15/46)	4,105	5,030,554
4.20%, 04/01/43 (Call 10/01/42)	4,359	5,456,945
4.25%, 04/01/46 (Call 10/01/45)	4,770	6,091,719
4.40%, 03/15/45 (Call 09/15/44)	2,072	2,672,963
4.50%, 12/06/48 (Call 06/06/48)	4,499	6,016,243
4.88%, 02/15/44 (Call 08/15/43)	4,144	5,625,066
5.40%, 09/15/40 (Call 03/15/40)	1,586	2,261,810
5.88%, 12/16/36	7,170	10,736,071
5.95%, 04/01/41 (Call 10/01/40)	4,115	6,268,956
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	1,379	1,370,436
4.25%, 07/17/25 (Call 04/17/25)	2,518	2,508,558
5.55%, 07/17/45 (Call 01/17/45)	3,030	2,760,875
9.50%, 05/15/25 (Call 04/15/25)	115	138,109
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,511	1,642,865
3.10%, 05/03/27 (Call 02/03/27)	4,012	4,478,194
3.12%, 04/15/22 (Call 01/15/22)	3,683	3,823,064
3.13%, 09/15/24 (Call 06/15/24)	3,770	4,121,289
3.38%, 09/15/25 (Call 06/15/25)	4,430	4,967,359
3.65%, 04/05/29 (Call 01/05/29)	3,752	4,338,250
3.70%, 04/15/46 (Call 10/15/45)	5,290	5,995,739
3.80%, 11/15/21 (Call 08/15/21)	4,551	4,697,633
3.88%, 09/15/23 (Call 06/15/23)	1,067	1,167,864
4.00%, 04/15/25 (Call 03/15/25)	4,190	4,791,768
4.05%, 05/03/47 (Call 11/03/46)	5,814	6,931,800
4.25%, 09/15/44 (Call 03/15/44)	2,115	2,522,222
4.38%, 09/15/45 (Call 03/15/45)	1,423	1,734,623
4.50%, 04/15/30 (Call 01/15/30)	7,145	8,857,085
4.55%, 04/05/49 (Call 10/05/48)	3,848	4,916,128
4.65%, 04/15/42 (Call 10/15/41)	3,949	5,014,717
5.00%, 04/15/40 (Call 10/15/39)	4,345	5,771,246
5.13%, 04/15/50 (Call 10/15/49)	2,780	3,856,694
6.50%, 03/15/29	505	680,366
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	52	53,707
2.13%, 03/01/30 (Call 12/01/29)	450	468,216
2.63%, 01/15/22	3,361	3,461,998
2.63%, 09/01/29 (Call 06/01/29)	3,445	3,753,500
3.25%, 06/10/24	985	1,079,274
3.30%, 07/01/25 (Call 06/15/25)	6,150	6,872,563
3.35%, 04/01/23 (Call 03/01/23)	3,773	4,040,053
3.38%, 05/26/25 (Call 02/26/25)	1,601	1,786,732
3.50%, 03/01/27 (Call 12/01/26)	1,479	1,679,197
3.50%, 07/01/27 (Call 05/01/27)	9,648	11,031,523
3.60%, 07/01/30 (Call 04/01/30)	10,525	12,239,628
3.63%, 05/01/43	1,621	1,798,402

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 09/01/49 (Call 03/01/49)	$3,602	$4,055,312
3.70%, 01/30/26 (Call 10/30/25)	2,640	3,010,841
3.70%, 02/15/42	3,031	3,382,505
3.80%, 04/01/28 (Call 01/01/28)	2,767	3,225,686
4.20%, 04/01/50 (Call 10/01/49)	2,248	2,748,585
4.45%, 03/01/47 (Call 09/01/46)	3,350	4,162,140
4.45%, 09/01/48 (Call 03/01/48)	3,705	4,626,508
4.60%, 05/26/45 (Call 11/26/44)	3,654	4,577,731
4.70%, 12/09/35 (Call 06/09/35)	1,582	2,024,201
4.88%, 07/15/40	452	588,409
4.88%, 12/09/45 (Call 06/09/45)	5,485	7,160,997
5.70%, 02/01/39	569	794,774
6.30%, 10/15/37	2,205	3,271,051
6.30%, 03/01/38	3,858	5,730,943
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,220	2,209,721
4.00%, 03/15/27 (Call 12/15/26)	1,896	1,661,351
4.38%, 04/01/30 (Call 01/01/30)	1,935	1,560,578
5.00%, 01/15/44 (Call 07/15/43)	2,408	1,674,403
6.95%, 03/15/28	328	332,641
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	1,386	1,581,856
3.60%, 09/01/27 (Call 06/01/27)	210	240,423
3.80%, 09/01/22 (Call 06/01/22)	575	607,102
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,882,615
3.90%, 06/01/29 (Call 03/01/29)	2,849	3,330,367
4.20%, 04/01/30 (Call 01/01/30)	1,047	1,264,127
4.35%, 06/01/28 (Call 03/01/28)	1,325	1,574,339
4.63%, 09/15/21 (Call 06/15/21)	1,817	1,873,291
Ross Stores Inc.
4.60%, 04/15/25 (Call 03/15/25)	1,531	1,766,958
4.70%, 04/15/27 (Call 02/15/27)	1,522	1,787,954
4.80%, 04/15/30 (Call 01/15/30)	2,175	2,623,659
5.45%, 04/15/50 (Call 10/15/49)	2,735	3,527,220
Starbucks Corp.
1.30%, 05/07/22	1,239	1,258,601
2.00%, 03/12/27 (Call 01/12/27)	1,275	1,339,643
2.25%, 03/12/30 (Call 12/12/29)	2,455	2,549,910
2.45%, 06/15/26 (Call 03/15/26)	461	499,498
2.55%, 11/15/30 (Call 08/15/30)	5,250	5,565,682
2.70%, 06/15/22 (Call 04/15/22)	1,250	1,294,063
3.10%, 03/01/23 (Call 02/01/23)	3,338	3,546,291
3.35%, 03/12/50 (Call 09/12/49)	2,010	2,072,652
3.50%, 03/01/28 (Call 12/01/27)	1,991	2,256,759
3.50%, 11/15/50 (Call 05/15/50)	4,285	4,533,573
3.55%, 08/15/29 (Call 05/15/29)	2,335	2,688,916
3.75%, 12/01/47 (Call 06/01/47)	2,482	2,725,857
3.80%, 08/15/25 (Call 06/15/25)	2,470	2,811,675
3.85%, 10/01/23 (Call 07/01/23)	2,536	2,773,674
4.00%, 11/15/28 (Call 08/15/28)	3,028	3,569,316
4.30%, 06/15/45 (Call 12/10/44)	1,951	2,279,587
4.45%, 08/15/49 (Call 02/15/49)	3,780	4,579,432
4.50%, 11/15/48 (Call 05/15/48)	2,693	3,290,442
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	6,856	7,354,843
2.35%, 02/15/30 (Call 11/15/29)	2,636	2,859,427
2.50%, 04/15/26	3,732	4,091,616
2.65%, 09/15/30 (Call 06/15/30)	4,620	5,136,100
2.90%, 01/15/22	4,234	4,384,900
3.38%, 04/15/29 (Call 01/15/29)	5,956	6,956,429

Security	Par (000)	Value

Retail (continued)
3.50%, 07/01/24	$6,590	$7,334,999
3.63%, 04/15/46	4,073	5,026,001
3.90%, 11/15/47 (Call 05/15/47)	3,655	4,740,718
4.00%, 07/01/42	3,584	4,601,856
6.35%, 11/01/32	233	347,673
6.50%, 10/15/37	20	31,183
7.00%, 01/15/38	730	1,188,024
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,632	7,084,103
2.50%, 05/15/23 (Call 02/15/23)	1,915	2,005,905
3.50%, 04/15/25 (Call 03/15/25)	218	243,279
3.75%, 04/15/27 (Call 02/15/27)	2,734	3,147,764
3.88%, 04/15/30 (Call 01/15/30)	2,590	3,080,727
4.50%, 04/15/50 (Call 10/15/49)	3,330	4,244,485
Walgreen Co.
3.10%, 09/15/22	3,485	3,655,939
4.40%, 09/15/42	845	891,576
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	2,000	2,120,300
3.30%, 11/18/21 (Call 09/18/21)	4,410	4,528,761
3.45%, 06/01/26 (Call 03/01/26)	6,426	7,058,640
3.80%, 11/18/24 (Call 08/18/24)	10	11,054
4.10%, 04/15/50 (Call 10/15/49)	2,000	2,013,320
4.50%, 11/18/34 (Call 05/18/34)	2,913	3,333,666
4.65%, 06/01/46 (Call 12/01/45)	870	939,356
4.80%, 11/18/44 (Call 05/18/44)	5,192	5,686,434
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	7,291	7,616,106
2.38%, 09/24/29 (Call 06/24/29)	1,735	1,910,513
2.55%, 04/11/23 (Call 01/11/23)	5,839	6,146,015
2.65%, 12/15/24 (Call 10/15/24)	5,432	5,894,969
2.85%, 07/08/24 (Call 06/08/24)	6,287	6,833,340
2.95%, 09/24/49 (Call 03/24/49)	3,880	4,308,391
3.05%, 07/08/26 (Call 05/08/26)	8,367	9,443,331
3.25%, 07/08/29 (Call 04/08/29)	7,072	8,262,005
3.30%, 04/22/24 (Call 01/22/24)	7,180	7,855,207
3.40%, 06/26/23 (Call 05/26/23)	2,855	3,093,507
3.55%, 06/26/25 (Call 04/26/25)	2,634	2,996,965
3.63%, 12/15/47 (Call 06/15/47)	5,763	7,060,828
3.70%, 06/26/28 (Call 03/26/28)	8,877	10,511,966
3.95%, 06/28/38 (Call 12/28/37)	9,011	11,279,699
4.00%, 04/11/43 (Call 10/11/42)	4,730	5,908,054
4.05%, 06/29/48 (Call 12/29/47)	9,337	12,132,218
4.30%, 04/22/44 (Call 10/22/43)	4,058	5,354,774
4.88%, 07/08/40	125	172,708
5.00%, 10/25/40	2,725	3,817,044
5.25%, 09/01/35	2,619	3,789,431
5.63%, 04/01/40	115	171,212
5.63%, 04/15/41	530	802,235
5.88%, 04/05/27	636	824,587
6.20%, 04/15/38	381	600,166
6.50%, 08/15/37	1,113	1,766,498
7.55%, 02/15/30	291	448,678

		688,205,841

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	2,310	2,491,335
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)	1,000	1,007,780

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans (continued)
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	$5,511	$5,848,328

		9,347,443

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	2,312	2,576,308
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	3,582	3,664,995
2.88%, 06/01/23 (Call 03/01/23)	1,215	1,284,061
2.95%, 04/01/25 (Call 03/01/25)	58	63,531
3.13%, 12/05/23 (Call 10/05/23)	3,844	4,144,639
3.50%, 12/05/26 (Call 09/05/26)	4,197	4,778,410
3.90%, 12/15/25 (Call 09/15/25)	2,392	2,748,193
5.30%, 12/15/45 (Call 06/15/45)	883	1,221,887
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	2,480	2,572,876
2.75%, 06/01/50 (Call 12/01/49)	3,225	3,400,085
3.30%, 04/01/27 (Call 01/01/27)	6,017	6,893,978
3.90%, 10/01/25 (Call 07/01/25)	2,828	3,262,833
4.35%, 04/01/47 (Call 10/01/46)	4,354	5,878,248
5.10%, 10/01/35 (Call 04/01/35)	3,975	5,570,366
5.85%, 06/15/41	293	446,702
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	7,151	7,445,693
3.00%, 01/15/22 (Call 12/15/21)	101	103,728
3.13%, 01/15/25 (Call 11/15/24)	5,311	5,696,844
3.50%, 01/15/28 (Call 10/15/27)	4,496	4,857,029
3.63%, 01/15/24 (Call 11/15/23)	7,784	8,408,199
3.88%, 01/15/27 (Call 10/15/26)	12,758	14,137,778
Broadcom Inc.
2.25%, 11/15/23	10,096	10,497,215
3.13%, 10/15/22	5,895	6,180,082
3.15%, 11/15/25 (Call 10/15/25)	3,362	3,641,349
3.46%, 09/15/26 (Call 07/15/26)	4,330	4,748,754
3.63%, 10/15/24 (Call 09/15/24)	7,611	8,346,451
4.11%, 09/15/28 (Call 06/15/28)	3,340	3,750,853
4.15%, 11/15/30 (Call 08/15/30)	9,710	10,957,055
4.25%, 04/15/26 (Call 02/15/26)	9,425	10,694,924
4.30%, 11/15/32 (Call 08/15/32)	5,640	6,481,996
4.70%, 04/15/25 (Call 03/15/25)	5,830	6,661,125
4.75%, 04/15/29 (Call 01/15/29)	9,655	11,340,377
5.00%, 04/15/30 (Call 01/15/30)	5,546	6,604,842
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	1,937	2,001,153
2.45%, 11/15/29 (Call 08/15/29)	8,155	8,877,125
2.60%, 05/19/26 (Call 02/19/26)	3,191	3,514,504
2.70%, 12/15/22	6,852	7,230,779
2.88%, 05/11/24 (Call 03/11/24)	4,854	5,252,319
3.10%, 07/29/22	2,572	2,712,225
3.10%, 02/15/60 (Call 08/15/59)	4,285	4,596,477
3.15%, 05/11/27 (Call 02/11/27)	2,477	2,795,096
3.25%, 11/15/49 (Call 05/15/49)	8,018	8,975,830
3.30%, 10/01/21	2,872	2,966,259
3.40%, 03/25/25 (Call 02/25/25)	6,123	6,867,863
3.70%, 07/29/25 (Call 04/29/25)	7,780	8,884,916
3.73%, 12/08/47 (Call 06/08/47)	2,074	2,470,528
3.75%, 03/25/27 (Call 01/25/27)	3,996	4,670,445
3.90%, 03/25/30 (Call 12/25/29)	5,482	6,654,764
4.00%, 12/15/32	1,830	2,302,286
4.10%, 05/19/46 (Call 11/19/45)	5,442	6,805,547
4.10%, 05/11/47 (Call 11/11/46)	3,454	4,342,058

Security	Par (000)	Value

Semiconductors (continued)
4.25%, 12/15/42	$315	$395,426
4.60%, 03/25/40 (Call 09/25/39)	4,549	6,047,941
4.75%, 03/25/50 (Call 09/25/49)	8,883	12,291,141
4.80%, 10/01/41	140	188,398
4.90%, 07/29/45 (Call 01/29/45)	1,465	2,018,096
4.95%, 03/25/60 (Call 09/25/59)	2,594	3,760,081
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,875	4,131,525
4.10%, 03/15/29 (Call 12/15/28)	4,275	5,128,162
4.65%, 11/01/24 (Call 08/01/24)	2,226	2,560,501
5.00%, 03/15/49 (Call 09/15/48)	1,350	1,822,027
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	1,975	2,045,112
2.88%, 06/15/50 (Call 12/15/49)	2,460	2,601,844
3.13%, 06/15/60 (Call 12/15/59)	1,745	1,907,390
3.75%, 03/15/26 (Call 01/15/26)	2,910	3,347,518
3.80%, 03/15/25 (Call 12/15/24)	2,050	2,317,894
4.00%, 03/15/29 (Call 12/15/28)	4,050	4,861,458
4.88%, 03/15/49 (Call 09/15/48)	1,447	2,076,069
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	3,549	3,840,515
4.88%, 06/22/28 (Call 03/22/28)	3,662	4,409,854
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,357	4,624,171
3.45%, 06/15/27 (Call 03/15/27)	740	819,084
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	248	267,475
Micron Technology Inc.
2.50%, 04/24/23	583	608,291
4.19%, 02/15/27 (Call 12/15/26)	1,170	1,342,903
4.64%, 02/06/24 (Call 01/06/24)	3,869	4,307,977
4.66%, 02/15/30 (Call 11/15/29)	3,249	3,785,605
4.98%, 02/06/26 (Call 12/06/25)	2,632	3,069,096
5.33%, 02/06/29 (Call 11/06/28)	3,206	3,846,334
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	2,417	2,460,724
2.85%, 04/01/30 (Call 01/01/30)	7,835	8,710,640
3.20%, 09/16/26 (Call 06/16/26)	2,051	2,318,840
3.50%, 04/01/40 (Call 10/01/39)	4,674	5,384,775
3.50%, 04/01/50 (Call 10/01/49)	5,640	6,402,302
3.70%, 04/01/60 (Call 10/01/59)	1,230	1,438,104
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	1,207	1,359,239
5.35%, 03/01/26 (Call 01/01/26)(b)	1,559	1,864,470
5.55%, 12/01/28 (Call 09/01/28)(b)	1,238	1,548,342
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	1,199	1,278,674
3.15%, 05/01/27 (Call 03/01/27)(b)	2,365	2,583,692
3.40%, 05/01/30 (Call 02/01/30)(b)	3,583	3,978,993
3.88%, 06/18/26 (Call 04/18/26)(b)	1,179	1,329,358
4.30%, 06/18/29 (Call 03/18/29)(b)	3,084	3,596,376
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(b)	10,504	10,527,529
1.65%, 05/20/32 (Call 02/20/32)(b)	4,788	4,773,971
2.15%, 05/20/30 (Call 02/20/30)	4,792	5,071,038
2.60%, 01/30/23 (Call 12/30/22)	10	10,505
3.00%, 05/20/22	35	36,603
3.25%, 05/20/27 (Call 02/20/27)	8,006	9,078,964
3.25%, 05/20/50 (Call 11/20/49)	3,199	3,606,745
3.45%, 05/20/25 (Call 02/20/25)	25	28,033

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 05/20/47 (Call 11/20/46)	$5,936	$7,616,244
4.65%, 05/20/35 (Call 11/20/34)	3,911	5,282,744
4.80%, 05/20/45 (Call 11/20/44)	2,403	3,272,958
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	1,672	1,733,780
1.75%, 05/04/30 (Call 02/04/30)	2,070	2,135,598
1.85%, 05/15/22 (Call 04/15/22)	1,030	1,055,647
2.25%, 05/01/23 (Call 02/01/23)	1,149	1,202,877
2.25%, 09/04/29 (Call 06/04/29)	1,919	2,063,002
2.63%, 05/15/24 (Call 03/15/24)	875	940,625
2.90%, 11/03/27 (Call 08/03/27)	3,776	4,245,810
3.88%, 03/15/39 (Call 09/15/38)	4,140	5,199,923
4.15%, 05/15/48 (Call 11/15/47)	3,254	4,287,470
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	5,581	5,987,464
2.95%, 06/01/24 (Call 04/01/24)	4,934	5,333,111

		487,148,638

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	1,363	1,485,929
3.84%, 05/01/25 (Call 04/01/25)(b)	1,000	1,101,890
4.20%, 05/01/30 (Call 02/01/30)(b)	825	947,669

		3,535,488

Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	1,095	1,072,750
2.30%, 09/15/21 (Call 08/15/21)	2,600	2,648,802
2.50%, 09/15/50 (Call 03/15/50)	5,530	5,187,970
2.60%, 06/15/22 (Call 05/15/22)	1,051	1,092,493
3.40%, 09/15/26 (Call 06/15/26)	357	408,297
3.40%, 06/15/27 (Call 03/15/27)	1,027	1,157,696
4.50%, 06/15/47 (Call 12/15/46)	2,269	2,928,326
Adobe Inc.
1.70%, 02/01/23	1,806	1,867,603
1.90%, 02/01/25 (Call 01/01/25)	2,144	2,271,182
2.15%, 02/01/27 (Call 12/01/26)	1,580	1,698,137
2.30%, 02/01/30 (Call 11/01/29)	5,656	6,111,874
3.25%, 02/01/25 (Call 11/01/24)	2,126	2,363,963
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	992	1,094,335
3.50%, 06/15/27 (Call 03/15/27)	2,917	3,301,227
3.60%, 12/15/22 (Call 09/15/22)	2,100	2,216,424
4.38%, 06/15/25 (Call 03/15/25)	2,495	2,848,292
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	4,350	4,744,197
3.40%, 06/27/26 (Call 03/27/26)	1,532	1,720,605
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	2,381	2,631,624
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,790	2,016,596
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	1,015	1,082,355
4.50%, 12/01/27 (Call 09/01/27)	3,794	4,363,176
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	2,952	3,508,216
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	2,278	2,543,660
3.50%, 04/15/23 (Call 01/15/23)	1,134	1,210,908
3.75%, 05/21/29 (Call 02/21/29)	2,322	2,726,353
3.88%, 06/05/24 (Call 03/05/24)	100	110,605
4.50%, 08/15/46 (Call 02/15/46)	1,454	1,837,056

Security	Par (000)	Value

Software (continued)
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	$1,937	$2,309,040
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	8,773	9,339,824
2.65%, 06/01/30 (Call 03/01/30)	5,539	5,961,515
2.75%, 07/01/24 (Call 06/01/24)	5,910	6,345,922
3.20%, 07/01/26 (Call 05/01/26)	5,643	6,322,361
3.50%, 10/01/22 (Call 07/01/22)	2,680	2,824,908
3.50%, 07/01/29 (Call 04/01/29)	10,112	11,518,579
3.80%, 10/01/23 (Call 09/01/23)	2,180	2,386,141
3.85%, 06/01/25 (Call 03/01/25)	3,412	3,870,470
4.20%, 10/01/28 (Call 07/01/28)	2,106	2,507,446
4.40%, 07/01/49 (Call 01/01/49)	7,169	9,078,965
Intuit Inc.
0.65%, 07/15/23	3,950	3,982,706
0.95%, 07/15/25 (Call 06/15/25)	4,995	5,054,590
1.35%, 07/15/27 (Call 05/15/27)	4,930	5,039,791
1.65%, 07/15/30 (Call 04/15/30)	4,295	4,401,087
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	7,044	7,377,533
2.13%, 11/15/22	1,950	2,029,658
2.38%, 02/12/22 (Call 01/12/22)	5,702	5,868,498
2.38%, 05/01/23 (Call 02/01/23)	3,831	4,028,450
2.40%, 02/06/22 (Call 01/06/22)	2,095	2,156,635
2.40%, 08/08/26 (Call 05/08/26)	15,988	17,478,241
2.53%, 06/01/50 (Call 12/01/49)	38,154	40,010,574
2.65%, 11/03/22 (Call 09/03/22)	5,353	5,613,745
2.68%, 06/01/60 (Call 12/01/59)	16,315	17,148,207
2.70%, 02/12/25 (Call 11/12/24)	6,527	7,124,482
2.88%, 02/06/24 (Call 12/06/23)	8,242	8,900,041
3.13%, 11/03/25 (Call 08/03/25)	3,216	3,614,462
3.30%, 02/06/27 (Call 11/06/26)	10,770	12,337,358
3.45%, 08/08/36 (Call 02/08/36)	5,827	7,021,302
3.50%, 02/12/35 (Call 08/12/34)	7,618	9,393,832
3.50%, 11/15/42	5,081	6,127,889
3.63%, 12/15/23 (Call 09/15/23)	5,406	5,951,574
3.70%, 08/08/46 (Call 02/08/46)	17,398	21,723,665
3.75%, 02/12/45 (Call 08/12/44)	200	250,374
3.95%, 08/08/56 (Call 02/08/56)	6,130	8,101,163
4.00%, 02/12/55 (Call 08/12/54)	176	234,569
4.10%, 02/06/37 (Call 08/06/36)	6,110	7,907,745
4.20%, 11/03/35 (Call 05/03/35)	5,134	6,762,864
4.25%, 02/06/47 (Call 08/06/46)	59	80,475
4.45%, 11/03/45 (Call 05/03/45)	306	425,019
4.50%, 02/06/57 (Call 08/06/56)	200	286,214
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	8,963	9,103,092
2.40%, 09/15/23 (Call 07/15/23)	5,860	6,189,801
2.50%, 05/15/22 (Call 03/15/22)	11,684	12,070,039
2.50%, 10/15/22	8,434	8,812,602
2.50%, 04/01/25 (Call 03/01/25)	6,216	6,699,667
2.63%, 02/15/23 (Call 01/15/23)	6,888	7,251,962
2.65%, 07/15/26 (Call 04/15/26)	11,718	12,861,091
2.80%, 04/01/27 (Call 02/01/27)	6,019	6,619,395
2.95%, 11/15/24 (Call 09/15/24)	7,479	8,162,655
2.95%, 05/15/25 (Call 02/15/25)	6,209	6,812,763
2.95%, 04/01/30 (Call 01/01/30)	12,440	13,927,824
3.25%, 11/15/27 (Call 08/15/27)	6,161	6,964,764
3.25%, 05/15/30 (Call 02/15/30)	6,570	7,535,724
3.40%, 07/08/24 (Call 04/08/24)	5,819	6,394,499
3.60%, 04/01/40 (Call 10/01/39)	11,201	12,671,915

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.60%, 04/01/50 (Call 10/01/49)	$14,564	$16,306,000
3.63%, 07/15/23	2,454	2,678,516
3.80%, 11/15/37 (Call 05/15/37)	6,356	7,367,240
3.85%, 07/15/36 (Call 01/15/36)	4,965	5,876,375
3.85%, 04/01/60 (Call 10/01/59)	9,597	11,130,409
3.90%, 05/15/35 (Call 11/15/34)	3,514	4,282,125
4.00%, 07/15/46 (Call 01/15/46)	5,923	6,958,873
4.00%, 11/15/47 (Call 05/15/47)	2,446	2,887,919
4.13%, 05/15/45 (Call 11/15/44)	6,193	7,383,047
4.30%, 07/08/34 (Call 01/08/34)	7,929	9,887,780
4.38%, 05/15/55 (Call 11/15/54)	6,671	8,407,661
4.50%, 07/08/44 (Call 01/08/44)	3,843	4,800,291
5.38%, 07/15/40	9,378	12,898,970
6.13%, 07/08/39	4,258	6,285,106
6.50%, 04/15/38	4,270	6,546,551
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	4,553	4,886,780
3.70%, 04/11/28 (Call 01/11/28)	6,377	7,480,030
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	5,415	5,331,988
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	7,110	7,417,010
3.90%, 08/21/27 (Call 05/21/27)	1,879	2,084,751
4.50%, 05/15/25 (Call 04/15/25)	543	619,682
4.65%, 05/15/27 (Call 03/15/27)	6,743	7,863,349
4.70%, 05/15/30 (Call 02/15/30)	3,610	4,253,158

		641,374,040

Telecommunications — 1.3%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,010	4,331,722
3.13%, 07/16/22	3,128	3,259,220
3.63%, 04/22/29 (Call 01/22/29)	741	841,391
4.38%, 07/16/42	3,665	4,527,778
4.38%, 04/22/49 (Call 10/22/48)	1,946	2,425,397
6.13%, 11/15/37	3,295	4,716,166
6.13%, 03/30/40	6,566	9,560,030
6.38%, 03/01/35	3,047	4,461,692
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	7,321	7,421,444
2.25%, 02/01/32 (Call 11/01/31)	9,765	9,893,410
2.30%, 06/01/27 (Call 04/01/27)	718	763,019
2.63%, 12/01/22 (Call 09/01/22)	2,286	2,388,321
2.75%, 06/01/31 (Call 03/01/31)	10,436	11,107,974
2.95%, 07/15/26 (Call 04/15/26)	3,090	3,402,399
3.00%, 06/30/22 (Call 04/30/22)	2,207	2,301,945
3.10%, 02/01/43 (Call 08/01/42)	4,621	4,605,797
3.30%, 02/01/52 (Call 08/01/51)	5,570	5,521,263
3.50%, 06/01/41 (Call 12/01/40)	7,218	7,645,811
3.50%, 02/01/61 (Call 08/01/60)	3,981	3,960,777
3.60%, 02/17/23 (Call 12/17/22)	2,129	2,281,138
3.65%, 06/01/51 (Call 12/01/50)	6,284	6,634,961
3.80%, 02/15/27 (Call 11/15/26)	4,647	5,302,924
3.85%, 06/01/60 (Call 12/01/59)	5,562	5,903,396
3.88%, 01/15/26 (Call 10/15/25)	3,592	4,090,318
3.90%, 03/11/24 (Call 12/11/23)	1,737	1,917,596
3.95%, 01/15/25 (Call 10/15/24)	5,840	6,576,891
4.05%, 12/15/23	1,603	1,782,889
4.10%, 02/15/28 (Call 11/15/27)	5,607	6,521,053
4.13%, 02/17/26 (Call 11/17/25)	8,565	9,892,061
4.25%, 03/01/27 (Call 12/01/26)	6,130	7,176,084
4.30%, 02/15/30 (Call 11/15/29)	10,397	12,418,697

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 12/15/42 (Call 06/15/42)	$5,441	$6,218,192
4.35%, 03/01/29 (Call 12/01/28)	10,216	12,141,307
4.35%, 06/15/45 (Call 12/15/44)	10,629	12,211,446
4.45%, 04/01/24 (Call 01/01/24)	3,975	4,459,871
4.50%, 05/15/35 (Call 11/15/34)	9,909	11,814,303
4.50%, 03/09/48 (Call 09/09/47)	16,658	19,594,805
4.55%, 03/09/49 (Call 09/09/48)	3,329	3,939,505
4.65%, 06/01/44 (Call 12/01/43)	1,384	1,608,443
4.75%, 05/15/46 (Call 11/15/45)	10,708	12,833,538
4.80%, 06/15/44 (Call 12/15/43)	7,114	8,574,433
4.85%, 03/01/39 (Call 09/01/38)	8,507	10,389,429
4.85%, 07/15/45 (Call 01/15/45)	3,350	4,021,508
4.90%, 08/15/37 (Call 02/14/37)	2,360	2,919,768
4.90%, 06/15/42	3,335	4,050,257
5.15%, 03/15/42	4,186	5,246,774
5.15%, 11/15/46 (Call 05/15/46)	7,862	9,866,653
5.15%, 02/15/50 (Call 08/14/49)	5,694	7,294,356
5.25%, 03/01/37 (Call 09/01/36)	7,856	9,914,822
5.30%, 08/15/58 (Call 02/14/58)	1,379	1,805,649
5.35%, 09/01/40	6,942	8,905,059
5.35%, 12/15/43	1,999	2,532,533
5.38%, 10/15/41	1,690	2,112,770
5.45%, 03/01/47 (Call 09/01/46)	4,430	5,811,761
5.55%, 08/15/41	5,356	6,879,032
5.65%, 02/15/47 (Call 08/15/46)	5,744	7,551,062
5.70%, 03/01/57 (Call 09/01/56)	4,575	6,273,469
6.00%, 08/15/40 (Call 05/15/40)	4,728	6,367,339
6.10%, 07/15/40	1,769	2,349,798
6.15%, 09/15/34	2,035	2,804,372
6.20%, 03/15/40	939	1,275,782
6.25%, 03/29/41	3,923	5,397,773
6.30%, 01/15/38	267	371,811
6.35%, 03/15/40	2,186	3,024,921
6.38%, 03/01/41	4,315	6,099,986
6.50%, 09/01/37	590	835,711
6.55%, 02/15/39	683	950,401
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	1,810	2,260,871
4.46%, 04/01/48 (Call 10/01/47)	3,583	4,584,413
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	2,367	2,629,524
5.13%, 12/04/28 (Call 09/24/28)	2,048	2,525,000
9.63%, 12/15/30	5,887	9,577,972
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	5,498	5,583,329
2.20%, 09/20/23 (Call 07/20/23)	2,109	2,222,844
2.50%, 09/20/26 (Call 06/20/26)	2,150	2,382,523
2.60%, 02/28/23	4,176	4,409,021
2.95%, 02/28/26	2,520	2,843,316
3.00%, 06/15/22	2,055	2,158,058
3.50%, 06/15/25	1,404	1,607,215
3.63%, 03/04/24	3,419	3,799,671
5.50%, 01/15/40	6,619	9,754,023
5.90%, 02/15/39	6,684	10,110,085
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	2,087	2,156,977
3.90%, 11/15/49 (Call 05/15/49)	2,684	3,069,073
4.38%, 11/15/57 (Call 05/15/57)	1,402	1,685,260
4.70%, 03/15/37	318	375,822
4.75%, 03/15/42	525	653,830

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.35%, 11/15/48 (Call 05/15/48)	$2,480	$3,314,123
5.45%, 11/15/79 (Call 05/15/79)	3,530	4,484,653
5.75%, 08/15/40	2,664	3,578,711
5.85%, 11/15/68 (Call 05/15/68)	1,142	1,501,490
Deutsche Telekom International Finance BV
8.75%, 06/15/30	7,559	11,877,154
9.25%, 06/01/32	2,636	4,429,086
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	1,195	1,359,396
4.35%, 06/15/25 (Call 03/15/25)	1,225	1,378,811
4.50%, 03/15/24	2,003	2,250,210
5.95%, 03/15/41	2,244	2,819,541
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	6,000	5,990,880
3.50%, 03/01/23	35	37,112
3.75%, 05/15/22	1,329	1,402,600
4.00%, 09/01/24	3,611	3,998,063
4.60%, 02/23/28 (Call 11/23/27)	4,413	5,120,360
4.60%, 05/23/29 (Call 02/23/29)	1,990	2,338,051
5.50%, 09/01/44	1,473	1,720,214
Orange SA
4.13%, 09/14/21	2,652	2,751,980
5.38%, 01/13/42	3,228	4,556,322
5.50%, 02/06/44 (Call 08/06/43)	1,069	1,559,564
9.00%, 03/01/31	6,649	10,899,041
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,040	2,264,849
3.00%, 03/15/23 (Call 12/15/22)	945	1,001,596
3.63%, 12/15/25 (Call 09/15/25)	1,753	1,995,072
3.70%, 11/15/49 (Call 05/15/49)	2,938	3,347,704
4.10%, 10/01/23 (Call 07/01/23)	4,265	4,700,073
4.30%, 02/15/48 (Call 08/15/47)	1,122	1,377,031
4.35%, 05/01/49 (Call 11/01/48)	4,705	5,857,819
4.50%, 03/15/43 (Call 09/15/42)	1,863	2,282,194
5.00%, 03/15/44 (Call 09/15/43)	3,598	4,716,942
5.45%, 10/01/43 (Call 04/01/43)	2,992	4,176,024
7.50%, 08/15/38	1,641	2,528,174
Telefonica Emisiones SA
4.10%, 03/08/27	3,115	3,570,818
4.57%, 04/27/23	1,121	1,231,508
4.67%, 03/06/38	4,791	5,587,073
4.90%, 03/06/48	4,599	5,456,162
5.21%, 03/08/47	9,394	11,306,243
5.52%, 03/01/49 (Call 09/01/48)	3,265	4,108,154
7.05%, 06/20/36	6,885	9,989,033
Telefonica Europe BV, 8.25%, 09/15/30	1,997	3,037,776
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,215	2,381,612
3.70%, 09/15/27 (Call 06/15/27)	2,779	3,138,047
4.30%, 06/15/49 (Call 12/15/48)	2,242	2,710,130
4.60%, 11/16/48 (Call 05/16/48)	3,142	3,983,616
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(b)	28	28,383
2.05%, 02/15/28 (Call 12/15/27)(b)	400	411,360
2.55%, 02/15/31 (Call 11/15/30)(b)	4,780	4,995,578
3.50%, 04/15/25 (Call 03/15/25)(b)	10,294	11,381,561
3.75%, 04/15/27 (Call 02/15/27)(b)	10,662	12,068,211
3.88%, 04/15/30 (Call 01/15/30)(b)	28,793	32,992,171
4.38%, 04/15/40 (Call 10/15/39)(b)	6,756	8,131,859
4.50%, 04/15/50 (Call 10/15/49)(b)	10,230	12,493,592

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	$1,712	$1,782,004
2.63%, 08/15/26	11,981	13,204,140
2.95%, 03/15/22	4,338	4,513,342
3.00%, 03/22/27 (Call 01/22/27)	2,545	2,844,012
3.15%, 03/22/30 (Call 12/22/29)	5,700	6,448,467
3.38%, 02/15/25	10,560	11,811,466
3.50%, 11/01/24 (Call 08/01/24)	7,194	7,996,707
3.85%, 11/01/42 (Call 05/01/42)	5,258	6,254,864
3.88%, 02/08/29 (Call 11/08/28)	5,064	5,991,674
4.00%, 03/22/50 (Call 09/22/49)	2,383	2,988,473
4.02%, 12/03/29 (Call 09/03/29)(b)	65	78,016
4.02%, 12/03/29 (Call 09/03/29)	9,489	11,389,077
4.13%, 03/16/27	8,113	9,596,462
4.13%, 08/15/46	4,395	5,409,234
4.15%, 03/15/24 (Call 12/15/23)	1,087	1,214,212
4.27%, 01/15/36	6,752	8,278,830
4.33%, 09/21/28	24,338	29,463,339
4.40%, 11/01/34 (Call 05/01/34)	9,969	12,476,702
4.50%, 08/10/33	11,304	14,321,377
4.52%, 09/15/48	8,375	11,020,579
4.67%, 03/15/55	4,576	6,275,801
4.75%, 11/01/41	3,611	4,812,127
4.81%, 03/15/39	10,476	13,833,872
4.86%, 08/21/46	12,535	16,969,256
5.01%, 04/15/49	11,081	15,528,138
5.01%, 08/21/54	392	566,824
5.15%, 09/15/23	5,155	5,872,421
5.25%, 03/16/37	7,538	10,215,045
5.50%, 03/16/47	6,542	9,592,404
6.40%, 09/15/33	15	21,872
6.55%, 09/15/43	3,213	5,171,773
7.75%, 12/01/30	100	155,107
Vodafone Group PLC
2.50%, 09/26/22	455	473,282
2.95%, 02/19/23	130	137,609
3.75%, 01/16/24	6,218	6,818,348
4.13%, 05/30/25	3,970	4,559,545
4.25%, 09/17/50	4,594	5,365,976
4.38%, 05/30/28	3,699	4,419,824
4.38%, 02/19/43	6,497	7,575,242
4.88%, 06/19/49	5,700	7,118,445
5.00%, 05/30/38	3,761	4,737,581
5.13%, 06/19/59	3,808	4,810,456
5.25%, 05/30/48	8,969	11,718,537
6.15%, 02/27/37	4,652	6,572,439
6.25%, 11/30/32	1,243	1,701,220
7.88%, 02/15/30	3,395	4,941,660

		1,034,136,538

Textiles — 0.0%
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	1,700	1,810,738
3.85%, 02/01/23 (Call 11/01/22)	2,453	2,604,473

		4,415,211

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	2,585	2,670,305
3.00%, 11/19/24 (Call 10/19/24)	2,700	2,849,337
3.50%, 09/15/27 (Call 06/15/27)	2,419	2,495,005

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.55%, 11/19/26 (Call 09/19/26)	$1,414	$1,490,116
3.90%, 11/19/29 (Call 08/19/29)	1,191	1,249,728
5.10%, 05/15/44 (Call 11/15/43)	2,359	2,427,199
6.35%, 03/15/40	1,119	1,321,315

		14,503,005

Transportation — 0.7%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(a)	750	842,978
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,142	2,275,768
3.00%, 04/01/25 (Call 01/01/25)	2,633	2,893,430
3.05%, 03/15/22 (Call 12/15/21)	465	480,591
3.05%, 09/01/22 (Call 06/01/22)	3,196	3,346,436
3.05%, 02/15/51 (Call 08/15/50)	2,260	2,502,498
3.25%, 06/15/27 (Call 03/15/27)	3,530	4,033,060
3.40%, 09/01/24 (Call 12/01/23)	2,012	2,224,628
3.45%, 09/15/21 (Call 06/15/21)	172	176,178
3.55%, 02/15/50 (Call 08/15/49)	1,790	2,123,083
3.65%, 09/01/25 (Call 06/01/25)	425	482,817
3.75%, 04/01/24 (Call 01/01/24)	3,132	3,466,936
3.85%, 09/01/23 (Call 06/01/23)	3,246	3,548,105
3.90%, 08/01/46 (Call 02/01/46)	2,460	3,046,759
4.05%, 06/15/48 (Call 12/15/47)	4,053	5,149,418
4.13%, 06/15/47 (Call 12/15/46)	1,175	1,500,252
4.15%, 04/01/45 (Call 10/01/44)	3,111	3,938,619
4.15%, 12/15/48 (Call 06/15/48)	1,329	1,721,640
4.38%, 09/01/42 (Call 03/01/42)	2,847	3,643,989
4.40%, 03/15/42 (Call 09/15/41)	1,781	2,271,541
4.45%, 03/15/43 (Call 09/15/42)	3,590	4,669,118
4.55%, 09/01/44 (Call 03/01/44)	1,813	2,397,257
4.70%, 09/01/45 (Call 03/01/45)	1,890	2,572,422
4.90%, 04/01/44 (Call 10/01/43)	4,810	6,615,001
4.95%, 09/15/41 (Call 03/15/41)	1,345	1,827,209
5.05%, 03/01/41 (Call 09/01/40)	1,040	1,423,074
5.15%, 09/01/43 (Call 03/01/43)	2,700	3,815,424
5.40%, 06/01/41 (Call 12/01/40)	1,988	2,812,145
5.75%, 05/01/40 (Call 11/01/39)	1,885	2,736,605
6.15%, 05/01/37	667	997,559
6.20%, 08/15/36	435	643,308
7.00%, 12/15/25	910	1,193,010
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,115	3,117,959
2.75%, 03/01/26 (Call 12/01/25)	2,493	2,734,547
2.85%, 12/15/21 (Call 09/15/21)	1,048	1,074,200
2.95%, 11/21/24 (Call 08/21/24)	3,813	4,120,862
3.20%, 08/02/46 (Call 02/02/46)	3,804	4,362,770
3.65%, 02/03/48 (Call 08/03/47)	1,800	2,188,224
4.45%, 01/20/49 (Call 07/20/48)	1,396	1,897,904
6.20%, 06/01/36	575	866,491
6.25%, 08/01/34	875	1,334,008
6.38%, 11/15/37	323	499,697
6.90%, 07/15/28	840	1,163,963
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	726	760,260
2.90%, 02/01/25 (Call 11/01/24)	4,689	5,115,136
4.00%, 06/01/28 (Call 03/01/28)	2,668	3,148,774
4.45%, 03/15/23 (Call 12/15/22)	15	16,282
4.80%, 09/15/35 (Call 03/15/35)	1,764	2,332,467
4.80%, 08/01/45 (Call 02/01/45)	2,060	2,813,816
5.95%, 05/15/37	658	955,252

Security	Par (000)	Value

Transportation (continued)
6.13%, 09/15/15 (Call 03/15/15)	$1,319	$2,020,233
7.13%, 10/15/31	3,882	5,743,691
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,970	2,328,067
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,173	1,251,790
2.60%, 11/01/26 (Call 08/01/26)	4,994	5,496,946
3.25%, 06/01/27 (Call 03/01/27)	5,405	6,111,812
3.35%, 11/01/25 (Call 08/01/25)	4,758	5,391,670
3.35%, 09/15/49 (Call 03/15/49)	2,379	2,677,898
3.40%, 08/01/24 (Call 05/01/24)	2,679	2,958,607
3.70%, 11/01/23 (Call 08/01/23)	694	759,694
3.80%, 03/01/28 (Call 12/01/27)	2,600	3,042,832
3.80%, 11/01/46 (Call 05/01/46)	3,476	4,034,558
3.80%, 04/15/50 (Call 10/15/49)	4,101	4,949,292
3.95%, 05/01/50 (Call 11/01/49)	2,060	2,523,479
4.10%, 03/15/44 (Call 09/15/43)	2,853	3,507,221
4.25%, 03/15/29 (Call 12/15/28)	3,015	3,643,477
4.25%, 11/01/66 (Call 05/01/66)	3,440	4,269,143
4.30%, 03/01/48 (Call 09/01/47)	1,068	1,359,158
4.40%, 03/01/43 (Call 09/01/42)	837	1,026,162
4.50%, 03/15/49 (Call 09/15/48)	2,326	3,041,175
4.50%, 08/01/54 (Call 02/01/54)	1,510	1,985,710
4.65%, 03/01/68 (Call 09/01/67)	335	441,798
4.75%, 05/30/42 (Call 11/30/41)	2,596	3,321,868
4.75%, 11/15/48 (Call 05/15/48)	1,166	1,562,825
5.50%, 04/15/41 (Call 10/15/40)	420	572,716
6.00%, 10/01/36	920	1,275,111
6.15%, 05/01/37	1,035	1,453,844
6.22%, 04/30/40	1,861	2,737,438
FedEx Corp.
2.63%, 08/01/22	856	890,360
3.10%, 08/05/29 (Call 05/05/29)	3,206	3,553,402
3.20%, 02/01/25	4,113	4,519,570
3.25%, 04/01/26 (Call 01/01/26)	2,202	2,454,525
3.30%, 03/15/27 (Call 12/15/26)	2,201	2,430,036
3.40%, 01/14/22	464	482,221
3.40%, 02/15/28 (Call 11/15/27)	3,224	3,593,761
3.80%, 05/15/25 (Call 04/15/25)	1,171	1,324,483
3.88%, 08/01/42	905	970,558
3.90%, 02/01/35	2,800	3,212,440
4.00%, 01/15/24	3,697	4,100,343
4.05%, 02/15/48 (Call 08/15/47)	3,659	4,104,008
4.10%, 04/15/43	1,250	1,382,075
4.10%, 02/01/45	2,855	3,204,509
4.20%, 10/17/28 (Call 07/17/28)	228	270,258
4.25%, 05/15/30 (Call 02/15/30)	2,705	3,241,077
4.40%, 01/15/47 (Call 07/15/46)	3,490	4,018,351
4.55%, 04/01/46 (Call 10/01/45)	4,189	4,960,781
4.75%, 11/15/45 (Call 05/15/45)	3,422	4,162,623
4.90%, 01/15/34	1,969	2,529,377
4.95%, 10/17/48 (Call 04/17/48)	541	679,637
5.10%, 01/15/44	3,003	3,788,044
5.25%, 05/15/50 (Call 11/15/49)	3,615	4,792,875
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,193,249
3.88%, 03/01/26 (Call 01/01/26)	1,633	1,888,222
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,968	2,047,133
3.00%, 05/15/23 (Call 02/15/23)	2,641	2,716,717

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.50%, 05/01/50 (Call 11/01/49)	$500	$516,015
4.20%, 11/15/69 (Call 05/15/69)	1,325	1,366,526
4.30%, 05/15/43 (Call 11/15/42)	2,818	3,018,698
4.70%, 05/01/48 (Call 11/01/47)	200	221,782
4.95%, 08/15/45 (Call 02/15/45)	2,365	2,555,359
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,426	3,581,506
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	1,416	1,545,153
2.90%, 02/15/23 (Call 11/15/22)	3,405	3,588,870
2.90%, 06/15/26 (Call 03/15/26)	2,487	2,758,182
3.00%, 04/01/22 (Call 01/01/22)	3,812	3,944,200
3.05%, 05/15/50 (Call 11/15/49)	3,867	4,103,003
3.15%, 06/01/27 (Call 03/01/27)	1,649	1,829,631
3.16%, 05/15/55 (Call 11/15/54)(b)	3,223	3,385,762
3.25%, 12/01/21 (Call 09/01/21)	2,032	2,090,257
3.40%, 11/01/49 (Call 05/01/49)	1,804	2,025,405
3.65%, 08/01/25 (Call 06/01/25)	1,370	1,550,100
3.80%, 08/01/28 (Call 05/01/28)	2,601	3,075,552
3.85%, 01/15/24 (Call 10/15/23)	3,290	3,614,032
3.94%, 11/01/47 (Call 05/01/47)	3,254	3,884,365
3.95%, 10/01/42 (Call 04/01/42)	982	1,165,536
4.05%, 08/15/52 (Call 02/15/52)	1,354	1,642,957
4.10%, 05/15/49 (Call 11/15/48)	1,075	1,326,152
4.15%, 02/28/48 (Call 08/28/47)	2,650	3,288,200
4.45%, 06/15/45 (Call 12/15/44)	2,340	2,972,502
4.65%, 01/15/46 (Call 07/15/45)	1,630	2,128,894
4.84%, 10/01/41	2,782	3,645,561
7.80%, 05/15/27	50	68,791
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	975	1,010,168
2.50%, 09/01/24 (Call 08/01/24)	2,581	2,725,200
2.80%, 03/01/22 (Call 02/01/22)	2,025	2,088,990
2.88%, 06/01/22 (Call 05/01/22)	1,252	1,299,889
2.90%, 12/01/26 (Call 10/01/26)	1,172	1,252,716
3.35%, 09/01/25 (Call 08/01/25)	500	549,135
3.40%, 03/01/23 (Call 02/01/23)	1,175	1,248,814
3.45%, 11/15/21 (Call 10/15/21)	1,319	1,360,483
3.65%, 03/18/24 (Call 02/18/24)	2,381	2,587,599
3.75%, 06/09/23 (Call 05/09/23)	1,595	1,718,198
3.88%, 12/01/23 (Call 11/01/23)	3,252	3,549,005
4.63%, 06/01/25 (Call 05/01/25)	725	835,570
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,387	1,479,638
2.40%, 02/05/30 (Call 11/05/29)	2,022	2,184,286
2.75%, 04/15/23 (Call 01/15/23)	1,675	1,764,177
2.75%, 03/01/26 (Call 12/01/25)	2,904	3,181,710
2.95%, 03/01/22	853	886,958
2.95%, 01/15/23 (Call 10/15/22)	220	231,150
3.00%, 04/15/27 (Call 01/15/27)	2,905	3,249,359
3.15%, 03/01/24 (Call 02/01/24)	2,676	2,904,316
3.25%, 01/15/25 (Call 10/15/24)	2,393	2,628,926
3.25%, 08/15/25 (Call 05/15/25)	3,130	3,482,563
3.25%, 02/05/50 (Call 08/05/49)	3,268	3,618,362
3.35%, 08/15/46 (Call 02/15/46)	1,025	1,137,965
3.38%, 02/01/35 (Call 08/01/34)	1,672	1,941,694
3.50%, 06/08/23 (Call 05/08/23)	2,050	2,216,727
3.55%, 08/15/39 (Call 02/15/39)	3,560	4,182,324
3.60%, 09/15/37 (Call 03/15/37)	3,795	4,330,209
3.65%, 02/15/24 (Call 11/15/23)	381	416,463
3.70%, 03/01/29 (Call 12/01/28)	3,035	3,556,292

Security	Par (000)	Value

Transportation (continued)
3.75%, 03/15/24 (Call 12/15/23)	$3,032	$3,333,714
3.75%, 07/15/25 (Call 05/15/25)	2,150	2,446,184
3.75%, 02/05/70 (Call 08/05/69)	3,560	4,033,160
3.80%, 10/01/51 (Call 04/01/51)	2,576	3,115,080
3.84%, 03/20/60 (Call 09/20/59)	3,334	3,921,484
3.88%, 02/01/55 (Call 08/01/54)	2,975	3,552,864
3.95%, 09/10/28 (Call 06/10/28)	5,224	6,204,440
3.95%, 08/15/59 (Call 02/15/59)	1,380	1,639,688
4.00%, 04/15/47 (Call 10/15/46)	1,516	1,851,370
4.05%, 11/15/45 (Call 05/15/45)	2,600	3,147,898
4.05%, 03/01/46 (Call 09/01/45)	2,693	3,278,862
4.10%, 09/15/67 (Call 03/15/67)	1,411	1,695,246
4.15%, 01/15/45 (Call 07/15/44)	2,608	3,174,666
4.16%, 07/15/22 (Call 04/15/22)	3,492	3,705,047
4.30%, 03/01/49 (Call 09/01/48)	2,019	2,595,828
4.38%, 09/10/38 (Call 03/10/38)	1,553	1,933,733
4.38%, 11/15/65 (Call 05/15/65)	1,931	2,441,653
4.50%, 09/10/48 (Call 03/10/48)	2,138	2,834,496
6.63%, 02/01/29	810	1,111,328
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	1,655	1,754,085
2.35%, 05/16/22 (Call 04/16/22)	2,233	2,305,639
2.40%, 11/15/26 (Call 08/15/26)	1,960	2,153,080
2.45%, 10/01/22	6,057	6,319,389
2.50%, 04/01/23 (Call 03/01/23)	4,590	4,825,651
2.50%, 09/01/29 (Call 06/01/29)	1,301	1,423,437
2.80%, 11/15/24 (Call 09/15/24)	2,652	2,879,992
3.05%, 11/15/27 (Call 08/15/27)	4,276	4,844,366
3.40%, 03/15/29 (Call 12/15/28)	3,136	3,636,067
3.40%, 11/15/46 (Call 05/15/46)	2,616	2,960,998
3.40%, 09/01/49 (Call 03/01/49)	2,352	2,672,977
3.63%, 10/01/42	915	1,060,787
3.75%, 11/15/47 (Call 05/15/47)	2,629	3,159,085
3.90%, 04/01/25 (Call 03/01/25)	997	1,134,865
4.25%, 03/15/49 (Call 09/15/48)	2,908	3,758,706
4.45%, 04/01/30 (Call 01/01/30)	4,038	5,090,222
4.88%, 11/15/40 (Call 05/15/40)	1,195	1,577,042
5.20%, 04/01/40 (Call 10/01/39)	2,685	3,722,162
5.30%, 04/01/50 (Call 10/01/49)	3,782	5,576,899
6.20%, 01/15/38	4,633	7,004,633

		524,261,020

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	1,235	1,321,549
3.25%, 09/15/26 (Call 06/15/26)	880	933,926
3.50%, 03/15/28 (Call 12/15/27)	1,463	1,571,218
3.85%, 03/30/27 (Call 12/30/26)	1,626	1,768,747
4.00%, 06/30/30 (Call 03/30/30)	400	455,428
4.35%, 02/15/24 (Call 01/15/24)	1,598	1,758,407
4.55%, 11/07/28 (Call 08/07/28)	1,300	1,493,609
4.70%, 04/01/29 (Call 01/01/29)	1,290	1,509,790
5.20%, 03/15/44 (Call 09/15/43)	925	1,154,826

		11,967,500

Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	2,774	3,069,043
2.95%, 09/01/27 (Call 06/01/27)	1,458	1,615,129
3.40%, 03/01/25 (Call 12/01/24)	3,495	3,867,322
3.45%, 06/01/29 (Call 03/01/29)	1,823	2,097,343

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.45%, 05/01/50 (Call 11/01/49)	$3,114	$3,569,298
3.75%, 09/01/28 (Call 06/01/28)	2,428	2,849,404
3.75%, 09/01/47 (Call 03/01/47)	2,761	3,259,637
3.85%, 03/01/24 (Call 12/01/23)	1,369	1,504,983
4.00%, 12/01/46 (Call 06/01/46)	895	1,082,968
4.15%, 06/01/49 (Call 12/01/48)	1,600	2,006,512
4.20%, 09/01/48 (Call 03/01/48)	676	853,720
4.30%, 12/01/42 (Call 06/01/42)	770	954,631
4.30%, 09/01/45 (Call 03/01/45)	2,377	2,977,715
6.59%, 10/15/37	658	992,363
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	255	275,609
3.35%, 04/15/50 (Call 10/15/49)	2,385	2,583,647
3.57%, 05/01/29 (Call 02/01/29)	1,279	1,453,711
4.28%, 05/01/49 (Call 11/01/48)	1,500	1,888,440
United Utilities PLC, 6.88%, 08/15/28	41	52,849

		36,954,324

Total Corporate Bonds & Notes — 28.4% (Cost: $20,684,561,315)		22,466,057,277

Foreign Government Obligations(g)

Canada — 0.3%
Canada Government International Bond
1.63%, 01/22/25	11,405	12,027,827
2.00%, 11/15/22	6,565	6,819,459
2.63%, 01/25/22	5,880	6,078,156
Export Development Canada
1.38%, 10/21/21	170	172,168
1.38%, 02/24/23	11,620	11,938,272
1.75%, 07/18/22	3,000	3,084,390
2.00%, 05/17/22	4,250	4,377,627
2.50%, 01/24/23	1,745	1,838,602
2.63%, 02/21/24	5,000	5,403,750
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,604,460
Series HK, 9.38%, 04/15/30	1,220	2,085,846
Series HY, 8.40%, 01/15/22	1,785	1,978,530
Series IO, 8.05%, 07/07/24	1,915	2,436,014
Province of Alberta Canada
1.00%, 05/20/25	6,000	6,096,900
1.88%, 11/13/24	2,750	2,896,767
2.20%, 07/26/22	4,468	4,621,789
2.95%, 01/23/24	750	811,672
3.30%, 03/15/28	7,795	9,091,854
3.35%, 11/01/23	7,747	8,442,836
Province of British Columbia Canada
2.00%, 10/23/22	2,968	3,076,955
2.25%, 06/02/26	6,640	7,255,395
2.65%, 09/22/21	2,643	2,709,736
6.50%, 01/15/26	100	129,982
Province of Manitoba Canada
2.10%, 09/06/22	3,260	3,369,927
2.13%, 05/04/22	1,660	1,708,704
2.13%, 06/22/26	3,260	3,509,423
3.05%, 05/14/24	1,370	1,493,793
8.88%, 09/15/21(d)	175	189,889
Province of New Brunswick Canada, 3.63%, 02/24/28	1,430	1,688,687

Security	Par (000)	Value

Canada (continued)
Province of Ontario Canada
1.75%, 01/24/23	$6,850	$7,078,105
2.00%, 10/02/29	5,100	5,503,410
2.20%, 10/03/22	6,930	7,194,795
2.25%, 05/18/22	6,400	6,609,920
2.30%, 06/15/26	8,266	8,989,854
2.40%, 02/08/22	8,710	8,969,558
2.45%, 06/29/22	2,548	2,645,869
2.50%, 09/10/21	4,704	4,808,147
2.50%, 04/27/26	9,965	10,949,243
2.55%, 04/25/22	1,118	1,158,751
3.05%, 01/29/24	1,341	1,457,815
3.20%, 05/16/24	6,063	6,660,569
3.40%, 10/17/23	2,900	3,166,220
Province of Quebec Canada
0.60%, 07/23/25	250	250,483
1.35%, 05/28/30	5,000	5,145,450
2.38%, 01/31/22	5,073	5,218,443
2.50%, 04/20/26	8,421	9,264,953
2.63%, 02/13/23	4,672	4,927,044
2.75%, 04/12/27	7,282	8,173,899
Series NN, 7.13%, 02/09/24	2,022	2,470,904
Series PD, 7.50%, 09/15/29	5,120	7,896,474
Series QO, 2.88%, 10/16/24	8,063	8,846,965
Series QX, 1.50%, 02/11/25	10,010	10,433,123

		254,759,404

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	3,835	3,979,349
2.45%, 01/31/31 (Call 10/31/30)	3,100	3,277,816
2.55%, 01/27/32 (Call 10/27/31)	3,670	3,891,558
3.13%, 03/27/25(d)	2,500	2,752,100
3.13%, 01/21/26	4,605	5,104,965
3.24%, 02/06/28 (Call 11/06/27)	6,600	7,376,490
3.25%, 09/14/21	3,169	3,264,641
3.50%, 01/25/50 (Call 07/25/49)	8,070	9,520,179
3.63%, 10/30/42	1,225	1,449,849
3.86%, 06/21/47	2,170	2,682,532

		43,299,479

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,885	2,962,722
3.00%, 01/30/30 (Call 10/30/29)	5,660	5,827,140
3.13%, 04/15/31 (Call 01/15/31)	3,000	3,112,050
3.88%, 04/25/27 (Call 01/25/27)	1,835	2,000,389
4.00%, 02/26/24 (Call 11/26/23)	8,517	9,115,745
4.13%, 05/15/51 (Call 11/15/50)	2,680	2,878,427
4.50%, 01/28/26 (Call 10/28/25)	5,710	6,347,921
4.50%, 03/15/29 (Call 12/15/28)	7,674	8,678,987
5.00%, 06/15/45 (Call 12/15/44)	14,974	17,962,361
5.20%, 05/15/49 (Call 11/15/48)	6,514	8,122,111
5.63%, 02/26/44 (Call 08/26/43)	8,302	10,584,552
6.13%, 01/18/41	6,981	9,199,283
7.38%, 09/18/37	6,440	9,246,874
8.13%, 05/21/24	1,974	2,399,219
10.38%, 01/28/33	1,835	2,902,897

		101,340,678

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	$2,767	$3,663,812

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	7,157	7,399,121
2.75%, 03/06/23	1,325	1,408,462
2.75%, 01/30/24	8,000	8,667,440

		17,475,023

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	905	1,000,133
5.38%, 03/25/24	9,400	10,825,510
5.75%, 11/22/23	3,905	4,487,392
7.63%, 03/29/41	3,785	6,743,810

		23,056,845

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	4,000	4,228,920
2.95%, 01/11/23	2,784	2,897,559
3.40%, 09/18/29	2,000	2,205,300
3.50%, 01/11/28	1,240	1,365,959
3.50%, 02/14/50(d)	6,150	6,563,711
3.70%, 10/30/49	1,661	1,815,473
3.85%, 10/15/30	4,425	5,080,874
4.10%, 04/24/28	2,885	3,300,411
4.20%, 10/15/50	4,675	5,556,284
4.35%, 01/11/48	6,465	7,710,676
4.45%, 02/11/24	1,325	1,465,238
4.45%, 04/15/70	3,105	3,854,578
4.75%, 02/11/29	4,692	5,632,511
5.35%, 02/11/49	2,910	3,950,500

		55,627,994

Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	8,205	9,030,259
2.88%, 03/16/26	2,950	3,244,941
3.15%, 06/30/23	1,225	1,312,992
3.25%, 01/17/28	3,390	3,871,583
3.88%, 07/03/50	6,000	7,176,360
4.00%, 06/30/22	3,917	4,157,817
4.13%, 01/17/48	2,255	2,857,987
4.50%, 01/30/43	6,095	7,971,346
4.50%, 04/03/20	3,000	4,166,520
State of Israel
2.50%, 01/15/30	2,095	2,260,819
3.38%, 01/15/50	6,130	6,781,619

		52,832,243

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	8,214	8,508,308
2.88%, 10/17/29	6,230	6,414,969
4.00%, 10/17/49	7,525	7,876,267
5.38%, 06/15/33	6,021	7,568,156
6.88%, 09/27/23	11,245	13,121,678

		43,489,378

Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 05/22/23	5,000	5,028,300

Security	Par (000)	Value

Japan (continued)
1.63%, 10/17/22	$200	$205,186
1.75%, 01/23/23	15,000	15,480,150
1.75%, 10/17/24	5,000	5,247,350
1.88%, 07/21/26	5,970	6,368,378
2.00%, 11/04/21	2,138	2,178,494
2.00%, 10/17/29	5,100	5,526,717
2.13%, 02/10/25	680	725,886
2.25%, 11/04/26	5,968	6,502,434
2.38%, 07/21/22	925	959,558
2.38%, 11/16/22	5,242	5,467,511
2.38%, 04/20/26	5,480	5,993,366
2.50%, 06/01/22	11,000	11,405,350
2.50%, 05/23/24	4,225	4,538,410
2.50%, 05/28/25	2,200	2,396,394
2.75%, 01/21/26	6,900	7,663,485
2.75%, 11/16/27	7,500	8,482,425
2.88%, 06/01/27	10,935	12,393,401
2.88%, 07/21/27	4,350	4,933,335
3.00%, 05/29/24	5,000	5,461,200
3.25%, 07/20/23	1,300	1,404,260
3.25%, 07/20/28	400	471,192
3.38%, 07/31/23	900	976,221
3.38%, 10/31/23	500	545,520
3.50%, 10/31/28	1,050	1,266,048
Japan International Cooperation Agency
2.13%, 10/20/26	770	830,561
2.75%, 04/27/27	650	727,721

		123,178,853

Mexico — 0.2%
Mexico Government International Bond
3.25%, 04/16/30 (Call 01/16/30)	5,850	6,050,655
3.60%, 01/30/25	8,110	8,832,925
3.63%, 03/15/22	1,797	1,882,717
3.75%, 01/11/28	11,755	12,732,546
3.90%, 04/27/25 (Call 03/27/25)	200	220,478
4.00%, 10/02/23	6,283	6,855,193
4.13%, 01/21/26	8,630	9,608,297
4.15%, 03/28/27	7,630	8,501,575
4.35%, 01/15/47	3,685	3,956,695
4.50%, 04/22/29	7,950	8,970,303
4.50%, 01/31/50 (Call 07/31/49)	11,580	12,701,407
4.60%, 01/23/46	9,056	10,044,191
4.60%, 02/10/48	9,279	10,213,859
4.75%, 04/27/32 (Call 01/27/32)	5,200	5,973,708
4.75%, 03/08/44	15,876	17,920,670
5.00%, 04/27/51 (Call 10/27/50)	5,255	6,081,139
5.55%, 01/21/45	9,795	12,222,397
5.75%, 10/12/10	8,089	9,931,917
6.05%, 01/11/40	6,965	8,992,860
6.75%, 09/27/34	10,093	13,831,043
7.50%, 04/08/33	2,849	4,041,734
8.00%, 09/24/22	3,285	3,735,603
8.30%, 08/15/31	4,325	6,359,869
11.50%, 05/15/26	500	705,295

		190,367,076

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	7,385	8,074,611
3.75%, 03/16/25 (Call 12/16/24)	7,185	7,902,997

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
3.87%, 07/23/60 (Call 01/23/60)	$2,100	$2,499,735
3.88%, 03/17/28 (Call 12/17/27)	7,793	8,905,763
4.00%, 09/22/24 (Call 06/24/24)	6,785	7,482,430
4.30%, 04/29/53	5,910	7,507,591
4.50%, 05/15/47 (Call 11/15/46)	2,633	3,398,676
4.50%, 04/16/50 (Call 10/16/49)	4,455	5,765,171
4.50%, 04/01/56 (Call 10/01/55)	6,685	8,670,646
6.70%, 01/26/36	4,681	6,959,477
7.13%, 01/29/26	2,900	3,688,800
8.88%, 09/30/27	3,749	5,404,858
9.38%, 04/01/29	2,229	3,466,162

		79,726,917

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	5,500	5,786,935
2.78%, 01/23/31 (Call 10/23/30)	5,716	6,230,612
2.84%, 06/20/30	5,000	5,499,800
4.13%, 08/25/27	5,899	6,888,970
5.63%, 11/18/50	5,548	9,207,350
6.55%, 03/14/37	3,426	5,341,682
7.35%, 07/21/25	7,909	10,173,347
8.75%, 11/21/33	5,345	9,107,933

		58,236,629

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	3,700	3,959,333
2.95%, 05/05/45	3,025	3,224,983
3.00%, 02/01/28	7,811	8,524,925
3.70%, 03/01/41	7,242	8,410,497
3.70%, 02/02/42	6,996	8,159,715
3.75%, 01/14/29	6,830	7,892,338
3.95%, 01/20/40	6,125	7,255,859
4.20%, 01/21/24	3,705	4,110,290
5.00%, 01/13/37	3,422	4,506,945
5.50%, 03/30/26	2,140	2,632,157
6.38%, 01/15/32	2,744	3,878,809
6.38%, 10/23/34	10,576	15,499,657
7.75%, 01/14/31	4,645	7,078,608
9.50%, 02/02/30	1,581	2,601,978
10.63%, 03/16/25	4,526	6,441,177

		94,177,271

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	8,416	8,942,589
3.25%, 04/06/26	1,241	1,402,479
4.00%, 01/22/24	4,612	5,147,915
5.00%, 03/23/22	6,822	7,318,232

		22,811,215

South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 10/21/21	1,050	1,065,425
1.88%, 02/12/25	5,000	5,216,500
2.38%, 04/21/27	960	1,018,646
2.63%, 05/26/26	2,260	2,474,519
2.75%, 01/25/22	1,800	1,853,190
2.88%, 01/21/25	2,575	2,796,270
3.00%, 11/01/22	995	1,045,665
3.25%, 11/10/25	5,800	6,495,072
3.25%, 08/12/26	3,175	3,597,973

Security	Par (000)	Value

South Korea (continued)
4.00%, 01/14/24	$1,270	$1,402,512
4.38%, 09/15/21	3,090	3,209,305
5.00%, 04/11/22	2,859	3,057,529
Korea International Bond
2.00%, 06/19/24	810	849,836
2.50%, 06/19/29	2,150	2,380,200
2.75%, 01/19/27	1,955	2,141,155
3.50%, 09/20/28	1,500	1,762,080
3.88%, 09/11/23	2,721	2,989,454
3.88%, 09/20/48	2,645	3,633,754
4.13%, 06/10/44(d)	4,286	5,899,765

		52,888,850

Supranational — 1.2%
African Development Bank
0.50%, 04/22/22	2,477	2,487,577
0.75%, 04/03/23	5,450	5,520,414
2.13%, 11/16/22	12,225	12,727,325
2.38%, 09/23/21	4,127	4,219,610
3.00%, 12/06/21	1,560	1,614,101
3.00%, 09/20/23	450	487,359
Asian Development Bank
0.25%, 07/14/23(d)	10,000	10,003,600
0.63%, 04/07/22	10,834	10,903,446
0.63%, 04/29/25	11,050	11,165,693
1.50%, 10/18/24	11,200	11,744,208
1.63%, 01/24/23	5,920	6,115,893
1.75%, 09/13/22	17,158	17,683,550
1.75%, 08/14/26	2,200	2,354,242
1.75%, 09/19/29	5,350	5,775,058
1.88%, 02/18/22	13,120	13,435,011
1.88%, 07/19/22	2,175	2,242,186
1.88%, 01/24/30	7,550	8,256,302
2.00%, 02/16/22(d)	18,553	19,030,369
2.00%, 01/22/25	6,040	6,465,095
2.00%, 04/24/26	4,900	5,312,384
2.13%, 11/24/21(d)	6,675	6,829,993
2.13%, 03/19/25(d)	570	615,002
2.38%, 08/10/27	250	279,073
2.50%, 11/02/27	5,556	6,264,557
2.63%, 01/30/24	5,681	6,132,469
2.63%, 01/12/27	5,569	6,265,125
2.75%, 03/17/23	3,300	3,509,517
2.75%, 01/19/28(d)	5,800	6,662,866
3.13%, 09/26/28	329	389,184
5.82%, 06/16/28	950	1,304,588
6.22%, 08/15/27 (Call 08/15/22)	3,725	4,874,572
Series 5Y, 1.88%, 08/10/22	250	257,933
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	350	350,907
2.25%, 05/16/24	9,691	10,371,696
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,317,472
3.75%, 11/23/23	210	227,279
4.38%, 06/15/22	4,690	4,962,536
Council of Europe Development Bank
1.38%, 02/27/25	550	573,892
2.63%, 02/13/23	4,415	4,668,598
European Bank for Reconstruction & Development
0.25%, 07/10/23	5,000	5,000,550
1.50%, 11/02/21	5,250	5,326,965

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.50%, 02/13/25	$5,200	$5,454,436
1.88%, 02/23/22	3,663	3,751,425
2.13%, 03/07/22	5,070	5,214,089
2.75%, 03/07/23	3,000	3,187,680
European Investment Bank
0.25%, 09/15/23	6,575	6,578,024
0.63%, 07/25/25(d)	11,060	11,191,614
0.88%, 05/17/30	5,770	5,798,965
1.38%, 09/15/21	10,695	10,822,591
1.38%, 09/06/22	1,800	1,842,084
1.38%, 05/15/23(d)	10,400	10,725,000
1.63%, 03/14/25	17,525	18,520,245
1.63%, 10/09/29	5,000	5,361,600
1.88%, 02/10/25(d)	12,738	13,588,644
2.00%, 12/15/22	13,292	13,834,579
2.13%, 10/15/21	3,608	3,685,031
2.13%, 04/13/26	6,325	6,911,770
2.25%, 03/15/22	6,658	6,866,928
2.25%, 08/15/22	13,969	14,523,150
2.38%, 06/15/22	12,365	12,842,784
2.38%, 05/24/27	7,041	7,866,205
2.50%, 03/15/23	20,895	22,098,552
2.50%, 10/15/24(d)	7,250	7,900,107
2.63%, 05/20/22	700	728,896
2.63%, 03/15/24	6,672	7,223,307
2.88%, 12/15/21	12,967	13,410,471
2.88%, 08/15/23	3,225	3,476,228
3.13%, 12/14/23	11,500	12,580,310
3.25%, 01/29/24	16,925	18,641,026
4.88%, 02/15/36	6,670	10,072,033
Inter-American Development Bank
0.50%, 05/24/23	6,425	6,471,838
0.88%, 04/03/25	6,100	6,233,895
1.25%, 09/14/21	2,610	2,637,457
1.75%, 04/14/22	14,985	15,352,282
1.75%, 09/14/22	12,555	12,941,066
1.75%, 03/14/25	16,637	17,656,349
2.00%, 06/02/26	5,725	6,202,522
2.00%, 07/23/26	9,570	10,376,847
2.13%, 01/18/22	4,225	4,334,850
2.13%, 01/15/25	5,916	6,362,244
2.25%, 06/18/29(d)	5,260	5,896,460
2.38%, 07/07/27	4,544	5,064,061
2.50%, 01/18/23	16,176	17,040,607
2.63%, 01/16/24	2,600	2,804,360
3.00%, 09/26/22	2,728	2,883,087
3.00%, 10/04/23	3,950	4,283,499
3.00%, 02/21/24	17,715	19,364,089
3.13%, 09/18/28	8,393	9,950,741
3.20%, 08/07/42	4,800	6,178,416
3.88%, 10/28/41	5,410	7,610,626
4.38%, 01/24/44	3,173	4,847,932
International Bank for Reconstruction & Development
0.38%, 07/28/25	10,000	9,988,000
0.63%, 04/22/25	23,675	23,940,160
0.75%, 03/11/25	10,775	10,956,451
0.88%, 05/14/30	15,050	15,101,621
1.38%, 09/20/21	5,960	6,031,699
1.50%, 08/28/24(d)	1,400	1,465,520
1.63%, 02/10/22	15,327	15,634,766

Security	Par (000)	Value

Supranational (continued)
1.63%, 01/15/25	$6,250	$6,586,750
1.75%, 04/19/23(d)	6,225	6,472,257
1.75%, 10/23/29	11,410	12,341,741
1.88%, 10/07/22(d)	7,160	7,406,877
1.88%, 06/19/23	1,064	1,112,721
1.88%, 10/27/26	6,850	7,397,246
2.00%, 01/26/22	16,165	16,565,407
2.13%, 12/13/21	1,731	1,773,150
2.13%, 07/01/22	7,250	7,501,647
2.13%, 02/13/23(d)	5,085	5,319,520
2.13%, 03/03/25	5,820	6,272,389
2.43%, 07/22/22	370	383,786
2.50%, 03/19/24	11,572	12,476,120
2.50%, 11/25/24	16,614	18,120,059
2.50%, 07/29/25	17,035	18,770,355
2.50%, 11/22/27	7,360	8,312,752
3.00%, 09/27/23	12,325	13,362,888
3.13%, 11/20/25	4,902	5,582,300
4.75%, 02/15/35	3,535	5,193,728
7.63%, 01/19/23	6,513	7,646,978
International Finance Corp.
0.38%, 07/16/25	1,850	1,849,593
1.38%, 10/16/24	370	385,899
2.00%, 10/24/22	4,435	4,603,175
2.13%, 04/07/26	5,625	6,136,875
2.88%, 07/31/23	750	807,225
Nordic Investment Bank
0.38%, 05/19/23	5,000	5,021,100
1.38%, 10/17/22	600	614,616
2.13%, 02/01/22	3,060	3,141,304
2.25%, 05/21/24	2,000	2,143,680

		949,339,554

Sweden — 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	10,000	10,060,600
0.75%, 04/06/23	5,175	5,229,234
1.63%, 09/12/21	630	638,568
1.63%, 11/14/22	4,000	4,112,040
1.75%, 12/12/23	5,000	5,225,600
2.00%, 08/30/22	4,850	5,008,013
2.38%, 03/09/22	6,550	6,753,640
2.88%, 03/14/23	13,228	14,065,200

		51,092,895

Ukraine — 0.0%
Ukraine Government AID Bond, 1.47%, 09/29/21	500	506,830

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	1,872	2,275,350
4.38%, 10/27/27	5,945	6,907,079
4.38%, 01/23/31 (Call 10/23/30)	9,250	11,118,026
4.50%, 08/14/24(d)	4,422	4,874,990
4.98%, 04/20/55	7,469	10,335,527
5.10%, 06/18/50	9,747	13,531,955
7.63%, 03/21/36	3,416	5,391,116
8.00%, 11/18/22(d)	3,777	4,102,742

		58,536,785

Total Foreign Government Obligations — 2.9% (Cost: $2,142,888,701)		2,276,407,731

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	$1,875	$2,551,612

California — 0.3%
Bay Area Toll Authority RB, 2.57%, 04/01/31	2,930	3,181,365
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49(d)	4,735	8,114,512
Series S-1, 7.04%, 04/01/50	3,100	5,607,714
Series S-3, 6.91%, 10/01/50	1,300	2,422,303
California State University RB
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	3,509,723
Series E, 2.90%, 11/01/51 (Call 11/01/30)	570	569,726
City of San Francisco CA Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39 (Call 11/01/29)	1,670	1,793,079
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,628,700
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,841,811
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	1,083,169
4.09%, 01/15/49 (Call 01/15/30)	1,190	1,236,434
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(d)	1,100	1,998,590
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,153,062
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,895,465
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	3,115,560
Series A, 6.60%, 07/01/50	385	667,863
Series D, 6.57%, 07/01/45	2,470	4,183,266
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	5,213,127
5.76%, 07/01/29	2,170	2,780,291
Series RY, 6.76%, 07/01/34	3,025	4,494,878
Regents of the University of California Medical Center Pooled RB
3.26%, 05/15/60 (Call 11/15/59)	1,835	2,035,107
3.71%, 05/15/20 (Call 11/15/19)(d)	1,600	1,758,816
Regents of the University of California Medical Center Pooled RB BAB, Series H, 6.55%, 05/15/48(d)	2,575	4,178,066
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	2,015	3,262,305
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	1,092,004
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	3,104,636
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	3,688,443
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	3,340,710
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,908,529
State of California GO
2.50%, 10/01/29	6,000	6,527,700
2.80%, 04/01/21	935	949,006

Security	Par (000)		Value

California (continued)
3.38%, 04/01/25	$3,000		$3,372,480
3.50%, 04/01/28	860		1,002,872
4.50%, 04/01/33 (Call 04/01/28)	2,750		3,302,090
4.60%, 04/01/38 (Call 04/01/28)	1,640		1,970,116
Series A, 3.05%, 04/01/29	1,110		1,253,912
State of California GO BAB
5.70%, 11/01/21	500		531,110
7.30%, 10/01/39	5,220		8,684,096
7.35%, 11/01/39	2,130		3,560,891
7.50%, 04/01/34	6,530		10,805,517
7.55%, 04/01/39	12,470		21,928,869
7.60%, 11/01/40	5,175		9,453,379
7.63%, 03/01/40	3,350		5,852,718
7.70%, 11/01/30 (Call 11/01/20)	500		505,790
7.95%, 03/01/36 (Call 10/01/20)	0	(h)	49
University of California RB
Series AD, 4.86%, 05/15/12	3,150		4,547,182
Series AJ, 4.60%, 05/15/31	1,100		1,351,625
Series AQ, 4.77%, 05/15/15	835		1,174,920
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925		3,241,222
Series BD, 3.35%, 07/01/29	4,670		5,357,657
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950		968,221
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775		786,726
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990		3,018,794
University of California RB BAB, 5.95%, 05/15/45	2,255		3,320,465

			191,326,661

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	500		825,145

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	3,040		4,228,822
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515		1,883,024

			6,111,846

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700		956,144
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000		1,045,170
Series A, 4.81%, 10/01/14	1,690		2,518,421
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300		2,273,830

			6,793,565

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250		254,743
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985		1,057,269
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265		1,353,879

			2,665,891

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,922		5,794,363
Project M, Series 2010-A, 6.66%, 04/01/57	2,330		3,539,177
Project P, Series 2010-A, 7.06%, 04/01/57	325		469,576

			9,803,116

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	$1,050	$1,358,333
Series C, 4.57%, 01/01/54	2,450	3,287,189
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	763,080
Chicago Transit Authority RB
Series A, 6.90%, 12/01/40	2,400	3,318,096
Series B, 6.90%, 12/01/40	3,850	5,322,779
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,300	1,875,484
State of Illinois GO
4.95%, 06/01/23(d)	35	35,997
5.10%, 06/01/33(d)	26,173	26,504,612
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,400	3,925,810

		46,391,380

Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	628,980

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	2,154,600

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	548,343
2.66%, 09/01/39	2,000	2,149,980
2.90%, 09/01/49	2,675	2,913,476
Series E, 5.46%, 12/01/39	3,700	5,295,810
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,469,929
Series E, 4.20%, 12/01/21	375	386,659
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	2,043,942
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,893,048
Series B, 1.75%, 08/15/30	1,300	1,322,230
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,506,281

		20,529,698

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,816,750
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)(d)	575	627,406
Michigan Finance Authority RB
3.08%, 12/01/34	875	974,181
3.38%, 12/01/40	845	947,558
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,909,452

		7,275,347

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,367,590

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	6,045,508

Security	Par (000)	Value

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Class A, 3.04%, 10/01/49	$1,000	$1,088,610

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,383,061

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,925,036
Series B, 0.00%, 02/15/21 (AGM)(e)	1,145	1,140,580
Series B, 0.00%, 02/15/22(e)	1,000	985,970
Series B, 0.00%, 02/15/23 (AGM)(e)	1,400	1,360,562
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	4,230	7,041,469
Series F, 7.41%, 01/01/40	5,979	10,214,643
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,193,820
4.13%, 06/15/42	345	345,411
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	3,422,289
Series C, 5.75%, 12/15/28	2,475	2,757,398
Series C, 6.10%, 12/15/28 (PR 12/15/20)	1,200	1,219,620
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	1,058,670
Series P, 3.92%, 05/01/19 (Call 11/01/18)	725	889,880
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,259,127

		39,814,475

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	4,230,330
Series F1, 6.27%, 12/01/37	1,255	1,920,715
Series H-1, 5.85%, 06/01/40	645	960,399
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	3,130	3,453,798
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	5,294,687
Series 2010-A, 6.67%, 11/15/39	50	63,993
Series A, 5.87%, 11/15/39	100	119,019
Series B, 6.65%, 11/15/39	220	280,584
Series E, 6.81%, 11/15/40	1,230	1,584,720
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	3,173,521
5.57%, 11/01/38	2,100	3,052,875
Series C-2, 5.77%, 08/01/36	2,000	2,765,380
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	1,135	1,757,752
5.72%, 06/15/42	3,145	4,908,716
5.88%, 06/15/44(d)	3,200	5,145,120
New York State Dormitory Authority RB
3.19%, 02/15/43	450	498,686
Series B, 3.14%, 07/01/43	275	285,898
Series F, 3.11%, 02/15/39	2,350	2,564,249
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	1,900	2,702,408
Series F, 5.63%, 03/15/39	2,165	2,901,944

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	$1,000	$1,072,460
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	1,046,939
New York State Urban Development Corp. RB
Series B, 2.10%, 03/15/22	840	855,313
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	330,568
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,604,534
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	1,300	1,351,181
4.03%, 09/01/48	1,440	1,757,952
Series 164, 5.65%, 11/01/40	2,255	3,234,301
Series 165, 5.65%, 11/01/40	1,600	2,309,600
Series 168, 4.93%, 10/01/51	2,500	3,433,125
Series 174, 4.46%, 10/01/62	6,075	7,952,722
Series 181, 4.96%, 08/01/46	2,000	2,707,660
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,137,730
Series 192, 4.81%, 10/15/65	4,235	5,797,630
Series AAA, 1.09%, 07/01/23	1,255	1,271,629

		83,528,138

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,924,845
Series B, 8.08%, 02/15/50	3,825	7,021,705
Series E, 6.27%, 02/15/50	1,210	1,708,823
JobsOhio Beverage System RB
2.83%, 01/01/38	250	261,200
Series B, 4.53%, 01/01/35	2,400	2,986,368
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,750	3,473,552
Series A, 4.05%, 12/01/56	500	658,145
Series A, 4.80%, 06/01/11	350	509,821
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(d)	1,795	2,533,840
Ohio Turnpike & Infrastructure Commission RB, Class A, 3.22%, 02/15/48 (Call 02/15/30)	1,775	1,850,189
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,301,506

		24,229,994

Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,221,770
Series B, 5.55%, 06/30/28 (NPFGC)	50	60,277
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,250,800
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,990,891
State of Oregon GO, 5.89%, 06/01/27	8,020	10,118,754

		15,642,492

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	50	59,643
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,000	1,046,400
2.84%, 09/01/50	975	1,031,423
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,497,630

Security	Par (000)	Value

Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	$2,000	$2,408,500

		6,043,596

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,551,430

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,099,900

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	560	728,431
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	2,821,519
Series C, 5.99%, 02/01/39	1,000	1,450,320
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(d)	3,250	4,797,162
Series B, 6.00%, 12/01/44	400	631,592
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	918,463
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,834,700
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	410,848
Dallas/Fort Worth International Airport RB
Class C, 2.92%, 11/01/50	1,370	1,359,821
Class A, 2.99%, 11/01/38	1,200	1,261,428
Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	343,611
Class A, 3.14%, 11/01/45	1,405	1,453,163
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	5,031,364
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	7,228,210
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	2,189,520
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,917,451
State of Texas GO BAB
5.52%, 04/01/39	2,300	3,392,293
Series A, 4.63%, 04/01/33	1,255	1,626,668
Series A, 4.68%, 04/01/40	2,250	3,083,693
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	2,550	2,795,846
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	2,422,135
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	2,195	2,776,543
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	5,115	6,679,781
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	770,562
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	3,264,720

		61,189,844

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	$1,630	$1,782,487

Virginia — 0.0%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	1,790	1,747,809

University of Virginia RB
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	859,678
Series C, 4.18%, 09/01/17 (Call 03/01/17)	690	907,709

		3,515,196

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,720,524
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	3,066,203

		4,786,727

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	260	296,382
Series C, 3.15%, 05/01/27	2,580	2,893,779

		3,190,161

Total Municipal Debt Obligations — 0.7% (Cost: $478,059,431)		553,317,050

U.S. Government Agency Obligations

Mortgage-Backed Securities — 28.0%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	242	253,721
2.50%, 02/01/28	2,675	3,097,001
2.50%, 01/01/30	23,351	24,562,748
2.50%, 03/01/31	224	235,809
2.50%, 08/01/31	5,881	6,216,276
2.50%, 10/01/31	14,677	15,442,977
2.50%, 11/01/31	89	93,481
2.50%, 12/01/31	21,055	22,154,995
2.50%, 02/01/32	17,270	25,927,163
2.50%, 08/01/32	387	407,179
2.50%, 01/01/33	9,625	24,058,470
2.50%, 02/01/33	60	63,306
2.50%, 04/01/33	3,239	3,400,928
2.90%, 05/01/42, (12 mo. LIBOR US + 1.803%)(i)	693	723,259
3.00%, 11/01/26	389	621,371
3.00%, 01/01/27	291	306,044
3.00%, 02/01/27	712	747,777
3.00%, 04/01/27	77	545,653
3.00%, 05/01/27	96	4,044,832
3.00%, 06/01/27	204	4,129,776
3.00%, 07/01/27	117	123,324
3.00%, 08/01/27	64	475,963
3.00%, 09/01/27	172	1,999,535
3.00%, 11/01/27	631	792,780
3.00%, 12/01/27	267	453,353
3.00%, 01/01/28	47	132,828
3.00%, 11/01/28	358	376,612
3.00%, 01/01/29	106	461,688
3.00%, 03/01/29	199	1,126,838
3.00%, 05/01/29	8,505	8,990,299
3.00%, 05/01/30	8,908	9,392,305
3.00%, 06/01/30	5,026	5,276,439
3.00%, 07/01/30	2,068	9,772,513

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/30	$9,776	$24,554,324
3.00%, 02/01/31	7,740	8,159,770
3.00%, 05/01/31	16,435	17,326,288
3.00%, 06/01/31	9,621	11,799,734
3.00%, 08/01/31	83	88,442
3.00%, 12/01/31	53	56,631
3.00%, 02/01/32	168	179,429
3.00%, 07/01/32	16,964	18,091,330
3.00%, 09/01/32	16	16,735
3.00%, 02/01/33	36	38,289
3.00%, 05/01/33	918	3,371,695
3.00%, 06/01/42	1,059	1,137,073
3.00%, 10/01/42	448	480,362
3.00%, 01/01/43	441	1,178,060
3.00%, 02/01/43	22,641	25,093,734
3.00%, 12/01/44	89	94,811
3.00%, 04/01/45	607	644,671
3.00%, 08/01/45	463	492,123
3.00%, 12/01/45	38	40,456
3.00%, 01/01/46	2,614	2,776,849
3.00%, 02/01/46	322	341,600
3.00%, 07/01/46	4,864	5,143,614
3.00%, 08/01/46	115,262	121,876,682
3.00%, 09/01/46	18,887	42,460,001
3.00%, 10/01/46	3,732	77,946,837
3.00%, 11/01/46	3,388	66,699,770
3.00%, 12/01/46	126,953	152,552,152
3.00%, 01/01/47	33,271	35,409,713
3.00%, 02/01/47	66,467	70,854,407
3.00%, 03/01/47	338	357,409
3.00%, 04/01/47	940	993,525
3.00%, 05/01/47	44,379	47,563,594
3.00%, 06/01/47	36,286	38,922,443
3.00%, 08/01/47	7,017	7,418,814
3.00%, 09/01/47	1,630	1,731,228
3.00%, 10/01/47	16,249	17,179,739
3.00%, 11/01/47	45	48,474
3.00%, 12/01/47	58,139	61,239,323
3.00%, 01/01/48	26	27,323
3.00%, 11/01/48	3,615	3,807,604
3.00%, 03/01/49	1,405	1,478,081
3.00%, 05/01/49	962	1,022,017
3.00%, 06/01/49	694	730,703
3.00%, 07/01/50	56,087	59,543,029
3.00%, 08/01/50	32,737	35,059,705
3.10%, 08/01/41, (12 mo. LIBOR US + 1.763%)(i)	316	331,657
3.17%, 12/01/38, (12 mo. LIBOR US + 1.762%)(i)	851	891,558
3.29%, 11/01/41, (12 mo. LIBOR US + 1.891%)(i)	835	880,489
3.50%, 11/01/25	2,434	2,579,841
3.50%, 03/01/26	2,141	2,266,296
3.50%, 06/01/26	484	512,728
3.50%, 03/01/32	1,504	1,623,652
3.50%, 05/01/32	4,354	4,685,464
3.50%, 09/01/32	1,605	4,205,754
3.50%, 06/01/33	388	417,709
3.50%, 07/01/33	20,981	22,143,718
3.50%, 11/01/33	57	60,252
3.50%, 06/01/34	20,330	21,488,672
3.50%, 03/01/38	10,110	10,752,104
3.50%, 06/01/38	3,396	3,582,788

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/38	$2,339	$2,467,915
3.50%, 02/01/42	130	140,699
3.50%, 05/01/42	12	13,084
3.50%, 09/01/42	17	18,313
3.50%, 10/01/42	1,253	17,421,135
3.50%, 11/01/42	1,196	1,298,927
3.50%, 01/01/43	18	19,666
3.50%, 04/01/43	7,173	7,768,335
3.50%, 06/01/43	1,494	1,642,495
3.50%, 07/01/43	2,665	2,886,527
3.50%, 08/01/43	10,205	11,054,064
3.50%, 10/01/43	1,922	2,113,048
3.50%, 01/01/44	20,247	27,242,563
3.50%, 02/01/44	9,003	16,167,669
3.50%, 09/01/44	7,631	12,794,845
3.50%, 10/01/44	800	21,970,601
3.50%, 11/01/44	118	129,178
3.50%, 12/01/45	18,624	20,347,265
3.50%, 01/01/46	963	1,032,434
3.50%, 03/01/46	13,904	59,169,529
3.50%, 05/01/46	5,129	8,877,060
3.50%, 06/01/46	294	311,552
3.50%, 07/01/46	938	12,514,806
3.50%, 08/01/46	4,934	9,381,555
3.50%, 09/01/46	9,650	13,954,395
3.50%, 10/01/46	3,382	4,930,329
3.50%, 11/01/46	1,162	1,913,775
3.50%, 12/01/46	2,633	10,211,349
3.50%, 01/01/47	4,520	4,797,751
3.50%, 02/01/47	12,556	14,490,078
3.50%, 03/01/47	9,753	10,542,612
3.50%, 04/01/47	1,372	30,115,027
3.50%, 05/01/47	4,802	5,162,738
3.50%, 07/01/47	9,573	24,272,823
3.50%, 08/01/47	3,629	49,122,982
3.50%, 09/01/47	34,776	65,182,866
3.50%, 12/01/47	8,260	16,513,402
3.50%, 01/01/48	29,766	40,977,967
3.50%, 02/01/48	13,062	69,272,207
3.50%, 03/01/48	11,947	26,581,128
3.50%, 04/01/48	3,414	3,740,006
3.50%, 05/01/48	28,642	34,828,708
3.50%, 04/01/49	3,832	4,126,663
3.50%, 05/01/49	2,702	15,690,659
3.50%, 06/01/49	4,988	5,371,642
3.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(i)	708	736,177
3.86%, 01/01/42, (12 mo. LIBOR US + 1.900%)(i)	109	114,507
3.90%, 11/01/40, (12 mo. LIBOR US + 1.775%)(i)	20	21,009
3.92%, 11/01/40, (12 mo. LIBOR US + 1.910%)(i)	568	595,434
4.00%, 05/01/25	286	303,904
4.00%, 10/01/25	1,380	1,467,862
4.00%, 02/01/26	848	902,068
4.00%, 05/01/26	1,477	1,571,798
4.00%, 12/01/32	3,024	3,208,056
4.00%, 05/01/33	6,765	7,173,694
4.00%, 09/01/41	3,275	6,253,070
4.00%, 02/01/42	4,526	4,999,876
4.00%, 03/01/42	930	1,028,167
4.00%, 06/01/42	6,974	7,705,578
4.00%, 08/01/42	2,933	3,241,072

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/44	$6,315	$9,510,039
4.00%, 01/01/45	2,153	2,355,880
4.00%, 02/01/45	2,578	2,905,071
4.00%, 06/01/45	4,482	4,897,556
4.00%, 08/01/45	10,308	11,263,671
4.00%, 09/01/45	17,121	18,707,686
4.00%, 01/01/46	5,381	5,879,193
4.00%, 02/01/46	334	360,449
4.00%, 03/01/46	1,191	1,285,960
4.00%, 05/01/46	10,181	11,020,598
4.00%, 06/01/46	165	179,044
4.00%, 07/01/46	6,158	6,738,163
4.00%, 08/01/46	431	465,079
4.00%, 10/01/46	8,324	9,095,161
4.00%, 11/01/46	20,693	22,338,797
4.00%, 02/01/47	7,113	10,435,861
4.00%, 08/01/47	876	944,753
4.00%, 10/01/47	2,366	2,536,944
4.00%, 11/01/47	4,808	5,154,896
4.00%, 01/01/48	628	23,467,633
4.00%, 02/01/48	2,763	24,926,649
4.00%, 04/01/48	322	353,693
4.00%, 06/01/48	8,352	41,165,114
4.00%, 07/01/48	59,143	63,420,127
4.00%, 08/01/48	7,574	8,065,153
4.00%, 09/01/48	15,280	16,272,038
4.00%, 10/01/48	1,341	8,178,965
4.00%, 12/01/48	30,791	33,257,823
4.00%, 01/01/49	278	7,016,203
4.00%, 05/01/50	13,436	14,522,885
4.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(i)	424	442,361
4.50%, 04/01/22	48	48,980
4.50%, 05/01/23	19	18,972
4.50%, 07/01/24	52	313,638
4.50%, 08/01/24	78	81,546
4.50%, 09/01/24	222	231,404
4.50%, 10/01/24	201	210,382
4.50%, 08/01/30	2,351	2,580,506
4.50%, 03/01/39	1,958	2,202,702
4.50%, 05/01/39	2,231	2,509,905
4.50%, 10/01/39	1,640	1,844,751
4.50%, 01/01/40	360	404,831
4.50%, 02/01/41	1,099	3,842,319
4.50%, 04/01/41	76	85,410
4.50%, 05/01/41	6,293	7,314,692
4.50%, 05/01/42	8,077	9,062,485
4.50%, 01/01/45	6,226	6,944,754
4.50%, 11/01/45	297	331,249
4.50%, 12/01/45	309	347,793
4.50%, 01/01/46	10,031	11,188,292
4.50%, 03/01/46	178	496,755
4.50%, 04/01/46	1,308	1,532,941
4.50%, 05/01/46	987	1,172,158
4.50%, 07/01/46	494	542,430
4.50%, 08/01/46	712	782,084
4.50%, 09/01/46	4,885	5,484,644
4.50%, 05/01/47	6,067	6,821,676
4.50%, 06/01/47	2,005	2,947,728
4.50%, 11/01/47	387	421,480
4.50%, 05/01/48	27,457	29,691,951

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/48	$14,215	$22,334,243
4.50%, 07/01/48	9,041	14,920,689
4.50%, 09/01/48	749	810,400
4.50%, 10/01/48	2,900	21,521,866
4.50%, 11/01/48	95	103,382
4.50%, 12/01/48	32,985	35,949,846
4.50%, 01/01/49	7,025	7,607,687
4.50%, 05/01/49	51	55,345
5.00%, 12/01/24	13	13,254
5.00%, 08/01/25	1,176	1,287,986
5.00%, 04/01/33	5,584	6,408,852
5.00%, 06/01/33	658	754,868
5.00%, 12/01/33	1,464	1,680,677
5.00%, 07/01/35	585	2,723,599
5.00%, 01/01/36	1,121	1,294,687
5.00%, 01/01/37	138	159,606
5.00%, 02/01/37	131	151,618
5.00%, 02/01/38	668	772,042
5.00%, 03/01/38	4,006	5,359,111
5.00%, 12/01/38	589	674,070
5.00%, 03/01/40	170	195,410
5.00%, 08/01/40	804	918,342
5.00%, 09/01/40	3,759	4,290,998
5.00%, 08/01/41	1,292	1,475,240
5.00%, 09/01/47	1,059	1,159,883
5.00%, 03/01/48	1,351	1,479,797
5.00%, 04/01/48	13,903	15,234,174
5.00%, 05/01/48	5,737	6,286,282
5.00%, 07/01/48	3,401	3,726,314
5.00%, 10/01/48	2,212	2,449,684
5.00%, 11/01/48	1,242	3,837,214
5.00%, 04/01/49	1,771	1,947,213
5.00%, 06/01/49	1,510	1,717,565
5.50%, 02/01/34	2,397	2,808,250
5.50%, 05/01/35	1,749	2,060,300
5.50%, 06/01/35	941	1,109,152
5.50%, 05/01/36	1,269	1,490,204
5.50%, 07/01/36	2,141	2,513,994
5.50%, 03/01/38	1,763	2,063,176
5.50%, 04/01/38	361	422,540
5.50%, 01/01/39	995	1,169,711
5.50%, 11/01/39	1,118	1,308,684
6.00%, 10/01/36	1,132	1,329,592
6.00%, 02/01/37	1,152	1,371,054
6.00%, 11/01/37	1,382	3,626,572
6.00%, 09/01/38	50	59,479
Federal National Mortgage Association
2.94%, 08/01/41, (12 mo. LIBOR US + 1.750%)(i)	279	292,133
3.00%, 07/01/46	78,064	192,887,347
3.00%, 12/01/46	61,322	64,824,261
3.00%, 02/01/47	17,734	19,022,573
3.00%, 03/01/47	22,463	23,332,767
3.50%, 11/01/51	11,498	12,546,667
3.51%, 04/01/44, (12 mo. LIBOR US + 1.590%)(i)	473	495,294
3.81%, 02/01/42, (12 mo. LIBOR US + 1.805%)(i)	125	130,743
3.88%, 10/01/41, (12 mo. LIBOR US + 1.815%)(i)	631	661,962
4.00%, 02/01/47	20,969	23,165,729
4.00%, 01/01/57	12,223	13,638,807
4.00%, 02/01/57	13,680	15,264,124
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	876	877,572

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	$4,548	$5,026,664
Series 2016-M10, Class A1, 2.10%, 07/25/28	1,427	1,446,727
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,679	1,739,887
Series 2016-M6, Class A2, 2.49%, 05/25/26	10,000	10,861,691
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,900	2,147,912
Series 2017-M4, Class A2, 2.67%, 12/25/26(a)	30,000	32,803,300
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	19,155,178
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	11,734,798
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	10,000	12,033,085
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,700	6,771,994
Series 2019-M22, Class A2, 2.52%, 08/25/29	25,000	27,390,698
FHLMC Multifamily Structured Pass Through Certificates
1.35%, 05/25/30	5,000	5,131,316
Series K010, Class A2, 4.33%, 10/25/20(a)	3,060	3,060,159
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	3,739	3,749,144
Series K017, Class A2, 2.87%, 12/25/21	8,545	8,690,600
Series K020, Class A2, 2.37%, 05/25/22	12,400	12,609,581
Series K024, Class A2, 2.57%, 09/25/22	890	918,784
Series K026, Class A2, 2.51%, 11/25/22	11,900	12,372,026
Series K030, Class A2, 3.25%, 04/25/23(a)	6,500	6,909,492
Series K031, Class A2, 3.30%, 04/25/23(a)	5,100	5,446,258
Series K033, Class A2, 3.06%, 07/25/23(a)	2,900	3,091,427
Series K034, Class A2, 3.53%, 07/25/23(a)	33,500	36,156,277
Series K036, Class A2, 3.53%, 10/25/23(a)	8,685	9,425,270
Series K037, Class A2, 3.49%, 01/25/24	10,700	11,656,205
Series K038, Class A1, 2.60%, 10/25/23	1,005	1,028,990
Series K046, Class A2, 3.21%, 03/25/25	5,000	5,543,628
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	15,596,732
Series K052, Class A2, 3.15%, 11/25/25	19,250	21,454,814
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	16,091,980
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	22,938,595
Series K066, Class A2, 3.12%, 06/25/27	18,250	20,701,258
Series K067, Class A1, 2.90%, 03/25/27	12,422	13,447,892
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,602,679
Series K072, Class A2, 3.44%, 12/25/27	10,000	11,636,474
Series K076, Class A2, 3.90%, 04/25/28	8,000	9,596,045
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	22,963,658
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	24,171,898
Series K089, Class A2, 3.56%, 01/25/29	10,000	11,876,353
Series K100, Class A2, 2.67%, 09/25/29	10,000	11,310,887
Series K101, Class A2, 2.52%, 10/25/29	31,000	34,664,050
Series K105, Class A2, 1.87%, 01/25/30	4,775	5,106,676
Series K108, Class A2, 1.52%, 03/25/30	2,000	2,080,474
Series K110, Class A2, 1.48%, 04/25/30	13,200	13,690,565
Series K1510, Class A3, 3.79%, 01/25/34	20,000	24,653,967
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	12,885,935
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	19,213,479
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	17,884,082
Series K716, Class A2, 3.13%, 06/25/21	16,772	16,892,732
Series K718, Class A2, 2.79%, 01/25/22	3,500	3,568,587
Series K722, Class A2, 2.41%, 03/25/23	15,000	15,587,669
Series K725, Class A1, 2.67%, 05/25/23	8,088	8,262,475
Series K729, Class A1, 2.95%, 02/25/24	14,659	15,071,959
Series K733, Class A2, 3.75%, 08/25/25	15,000	16,919,659
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,372,795
Government National Mortgage Association
2.50%, 02/15/28	186	196,310
2.50%, 10/20/31	184	194,114

79	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/20/45	$7,575	$8,060,490
2.50%, 11/20/46	1,100	1,165,796
2.50%, 12/20/46	34,247	36,292,085
2.50%, 01/20/47	16,394	17,373,250
2.50%, 08/20/50	2,843	33,687,231
2.50%, 09/01/50(j)	370,808	390,709,432
3.00%, 09/15/42	13	14,050
3.00%, 10/15/42	40	43,728
3.00%, 03/15/43	329	354,852
3.00%, 06/15/43	93	98,014
3.00%, 07/15/43	138	146,294
3.00%, 08/15/43	324	342,294
3.00%, 09/20/43	11,805	12,591,315
3.00%, 11/15/43	996	1,054,078
3.00%, 01/15/44	7,029	7,416,603
3.00%, 08/20/44	30,091	31,922,153
3.00%, 09/15/44	408	1,827,879
3.00%, 10/15/44	170	1,098,234
3.00%, 05/20/45	53,845	56,963,460
3.00%, 06/20/45	17,708	18,733,530
3.00%, 07/20/45	34,367	36,357,608
3.00%, 10/20/45	11,642	12,316,645
3.00%, 11/20/45	7,261	7,681,895
3.00%, 12/20/45	13,557	14,342,073
3.00%, 02/20/46	40,470	42,813,776
3.00%, 04/20/46	20,866	22,070,464
3.00%, 05/20/46	33,520	35,454,789
3.00%, 06/20/46	38,381	40,596,129
3.00%, 07/20/46	56,423	59,678,882
3.00%, 08/20/46	98,783	104,483,355
3.00%, 09/20/46	74,283	78,569,907
3.00%, 11/20/46	19,507	20,632,859
3.00%, 12/15/46	1,544	11,950,297
3.00%, 12/20/46	110,348	116,716,367
3.00%, 01/20/47	1,408	1,489,616
3.00%, 02/15/47	5,702	19,491,565
3.00%, 02/20/47	33,044	34,950,443
3.00%, 03/20/47	30,646	32,414,542
3.00%, 04/20/47	665	701,590
3.00%, 06/20/47	16,079	16,964,424
3.00%, 09/20/47	370	390,108
3.00%, 11/20/47	394	415,465
3.00%, 12/20/47	26,123	27,561,407
3.00%, 01/20/48	13,409	14,147,242
3.00%, 02/20/48	13,038	26,775,721
3.00%, 03/20/48	62	65,093
3.00%, 02/20/50	59,110	62,389,683
3.00%, 07/20/50	4,839	5,107,371
3.00%, 08/20/50	60,950	64,332,159
3.00%, 09/01/50(j)	656,811	691,601,700
3.50%, 11/20/40	142	154,319
3.50%, 12/20/40	96	104,840
3.50%, 05/20/41	164	178,813
3.50%, 09/15/41	345	375,693
3.50%, 10/15/41	472	512,816
3.50%, 12/15/41	3,490	3,795,500
3.50%, 04/15/42	211	229,029
3.50%, 08/20/42	18,623	20,200,738
3.50%, 09/15/42	634	1,102,440
3.50%, 09/20/42	21,838	23,688,515

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/15/42	$435	$810,846
3.50%, 10/20/42	41,912	45,463,936
3.50%, 11/15/42	669	724,042
3.50%, 11/20/42	50,586	54,872,690
3.50%, 12/15/42	1,101	1,204,508
3.50%, 12/20/42	17,431	18,907,784
3.50%, 02/15/43	376	407,547
3.50%, 02/20/43	278	305,292
3.50%, 03/15/43	118	968,726
3.50%, 03/20/43	693	1,657,676
3.50%, 04/15/43	40	43,187
3.50%, 04/20/43	177	410,799
3.50%, 05/15/43	750	1,249,648
3.50%, 06/15/43	67	15,249,851
3.50%, 08/20/43	292	315,496
3.50%, 09/20/43	141	152,482
3.50%, 10/20/43	388	419,435
3.50%, 01/15/44	214	231,155
3.50%, 01/20/44	11,129	12,023,827
3.50%, 07/20/44	77	82,808
3.50%, 08/15/44	72	77,815
3.50%, 08/20/44	14,257	15,786,919
3.50%, 09/15/44	197	212,235
3.50%, 09/20/44	26,481	28,457,700
3.50%, 10/15/44	319	348,935
3.50%, 10/20/44	3,204	3,819,265
3.50%, 11/20/44	41	44,161
3.50%, 12/20/44	2,560	2,751,375
3.50%, 01/15/45	92	168,524
3.50%, 01/20/45	295	323,709
3.50%, 03/15/45	70	282,738
3.50%, 04/20/45	28,027	30,002,962
3.50%, 05/20/45	7,804	8,782,099
3.50%, 06/15/45	52	56,590
3.50%, 06/20/45	43	45,663
3.50%, 07/20/45	614	667,123
3.50%, 08/20/45	483	1,125,900
3.50%, 09/20/45	10,242	32,317,241
3.50%, 10/20/45	3,976	4,256,640
3.50%, 11/20/45	28,389	30,390,468
3.50%, 12/20/45	15,718	16,826,510
3.50%, 03/20/46	60,520	64,439,851
3.50%, 04/20/46	26,730	28,461,357
3.50%, 06/20/46	109,764	116,874,017
3.50%, 07/20/46	405	439,450
3.50%, 08/15/46	130	138,896
3.50%, 11/20/46	1,212	1,290,120
3.50%, 12/20/46	32,068	34,144,976
3.50%, 01/15/47	189	201,432
3.50%, 01/20/47	8,244	8,778,094
3.50%, 02/20/47	146,076	155,537,764
3.50%, 03/20/47	56,910	60,629,184
3.50%, 04/20/47	34,738	49,272,828
3.50%, 06/20/47	11,783	12,552,962
3.50%, 07/20/47	1,154	1,450,973
3.50%, 08/20/47	29,759	64,332,613
3.50%, 09/15/47	152	160,314
3.50%, 09/20/47	23,717	25,267,174
3.50%, 10/20/47	458	10,543,604
3.50%, 11/15/47	118	124,327

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/20/47	$69,340	$73,872,007
3.50%, 12/15/47	46,989	50,163,205
3.50%, 12/20/47	452	14,800,876
3.50%, 01/20/48	29,070	31,062,870
3.50%, 02/20/48	232	11,986,148
3.50%, 04/20/48	11,712	71,840,176
3.50%, 05/15/48	1,122	1,179,045
3.50%, 08/20/48	15,011	15,912,634
3.50%, 01/20/49	6,713	7,151,396
3.50%, 01/20/50	63,123	66,359,205
3.50%, 03/20/50	37,756	39,691,900
3.50%, 09/21/50(j)	274,513	288,893,129
4.00%, 06/15/39	13	14,778
4.00%, 09/20/40	5,074	5,614,988
4.00%, 01/15/41	5	5,838
4.00%, 01/20/41	1,594	1,764,491
4.00%, 02/15/41	3,146	3,458,005
4.00%, 05/20/41	30	32,809
4.00%, 07/15/41	7	2,154,653
4.00%, 08/15/41	5	5,356
4.00%, 09/15/41	39	42,468
4.00%, 09/20/41	2,065	2,285,804
4.00%, 10/15/41	137	652,702
4.00%, 11/15/41	311	342,154
4.00%, 12/15/41	751	1,474,951
4.00%, 12/20/41	6,663	7,374,106
4.00%, 01/15/42	117	128,420
4.00%, 01/20/42	2,901	3,211,145
4.00%, 02/15/42	608	681,161
4.00%, 03/15/42	3,006	3,326,064
4.00%, 04/15/42	1,091	1,189,447
4.00%, 09/20/42	1,129	1,245,290
4.00%, 11/15/42	37	41,340
4.00%, 05/15/43	116	126,091
4.00%, 08/15/43	34	36,727
4.00%, 10/20/43	8,231	9,032,439
4.00%, 03/15/44	64	483,642
4.00%, 04/15/44	77	83,579
4.00%, 06/15/44	216	235,378
4.00%, 08/15/44	19	21,068
4.00%, 08/20/44	561	614,430
4.00%, 09/15/44	89	107,915
4.00%, 10/15/44	78	85,040
4.00%, 10/20/44	10,670	11,691,378
4.00%, 08/20/45	11,002	11,951,144
4.00%, 09/20/45	13,094	14,223,161
4.00%, 10/20/45	1,506	1,635,466
4.00%, 01/20/46	5,736	6,230,560
4.00%, 03/20/46	27,647	30,031,546
4.00%, 07/20/46	6,226	6,706,593
4.00%, 08/20/46	97	104,689
4.00%, 09/20/46	1,372	1,478,133
4.00%, 11/20/46	7,493	8,071,645
4.00%, 12/15/46	11,041	12,013,024
4.00%, 04/20/47	58,714	63,066,024
4.00%, 06/20/47	23,201	24,920,056
4.00%, 07/20/47	106,544	114,440,136
4.00%, 08/20/47	4,776	5,130,176
4.00%, 11/20/47	63,712	68,434,315
4.00%, 12/20/47	147	158,827

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/15/48	$101	$230,832
4.00%, 03/20/48	83,939	90,160,155
4.00%, 04/20/48	36,254	47,798,175
4.00%, 05/15/48	10,323	10,973,368
4.00%, 05/20/48	43,347	52,619,763
4.00%, 08/20/48	63,494	67,960,870
4.00%, 09/20/48	26,132	27,969,814
4.00%, 11/20/48	7,086	63,741,029
4.00%, 03/20/49	1,232	1,311,771
4.00%, 06/15/49	3,955	4,199,190
4.00%, 06/20/49	1,939	2,096,364
4.00%, 09/15/49	7,813	8,494,059
4.00%, 09/21/50(j)	19,000	20,235,742
4.50%, 04/15/39	662	741,190
4.50%, 08/15/39	3,487	3,904,491
4.50%, 11/20/39	1,663	1,855,692
4.50%, 01/20/40	452	504,877
4.50%, 06/15/40	2,810	3,162,210
4.50%, 07/15/40	905	1,929,174
4.50%, 08/15/40	2,403	2,705,014
4.50%, 08/20/40	2,829	3,164,255
4.50%, 09/15/40	3,266	3,675,663
4.50%, 10/20/40	6,305	7,052,234
4.50%, 06/20/41	5,657	6,336,465
4.50%, 09/20/41	3,652	4,090,442
4.50%, 12/20/41	763	854,619
4.50%, 11/20/45	7,367	8,214,709
4.50%, 02/15/46	11	12,207
4.50%, 08/20/46	9,875	11,011,517
4.50%, 09/20/46	1,431	1,595,783
4.50%, 10/20/46	6,901	7,701,571
4.50%, 11/20/46	2,807	3,132,319
4.50%, 12/20/46	1,072	1,196,500
4.50%, 02/20/47	1,255	1,357,962
4.50%, 04/20/47	1,758	1,901,738
4.50%, 05/20/47	1,642	1,776,565
4.50%, 06/20/47	3,798	4,108,259
4.50%, 10/20/47	2,941	3,174,347
4.50%, 04/20/48	8,247	8,902,308
4.50%, 05/20/48	17,744	19,171,129
4.50%, 06/20/48	24,695	26,681,154
4.50%, 07/20/48	31,927	34,494,955
4.50%, 08/20/48	48,843	52,772,430
4.50%, 10/20/48	2,626	2,837,327
4.50%, 11/20/48	728	786,194
4.50%, 12/20/48	2,612	37,021,839
4.50%, 01/20/49	1,107	1,202,493
4.50%, 02/20/49	190	4,188,215
4.50%, 03/20/49	11,266	12,172,356
4.50%, 05/20/49	1,072	3,041,981
4.50%, 06/20/49	32,858	35,294,272
4.50%, 07/20/49	26,318	28,268,718
4.50%, 08/20/49	10,314	11,078,148
4.50%, 09/01/50(j)	5,500	18,068,639
5.00%, 12/15/36	828	942,385
5.00%, 01/15/39	2,495	2,792,434
5.00%, 07/15/39	4,741	5,297,473
5.00%, 05/15/40	1,731	1,926,557
5.00%, 07/20/40	8,930	10,202,136
5.00%, 08/20/40	3,135	3,581,927

81	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 05/15/47	$1,182	$2,322,027
5.00%, 06/15/47	670	1,103,905
5.00%, 10/15/47	730	783,675
5.00%, 11/15/47	971	1,032,675
5.00%, 12/15/47	587	641,309
5.00%, 01/15/48	671	3,133,056
5.00%, 02/15/48	1,265	1,358,543
5.00%, 03/20/48	3,970	4,343,171
5.00%, 04/20/48	13,965	15,258,201
5.00%, 05/20/48	16,831	18,389,701
5.00%, 10/20/48	384	418,897
5.00%, 11/20/48	7,174	7,816,032
5.00%, 12/20/48	13,037	14,204,515
5.00%, 01/20/49	23,277	25,361,195
5.00%, 04/20/49	2,118	2,307,866
5.00%, 05/20/49	5,732	6,245,440
5.00%, 09/01/50(j)	22,006	23,855,879
5.50%, 03/15/36	1,150	1,318,890
5.50%, 06/20/38	1,322	1,504,225
5.50%, 03/20/39	1,870	2,141,924
5.50%, 12/15/39	479	547,062
5.50%, 01/15/40	4,284	4,918,183
5.50%, 04/20/48	642	683,259
6.00%, 03/15/37	3,725	4,348,504
6.00%, 09/20/38	1,528	1,790,128
6.00%, 11/15/39	636	741,937
6.50%, 10/20/38	2,168	2,595,823
Uniform Mortgage-Backed Securities
2.00%, 09/01/35(j)	83,400	86,776,723
2.00%, 09/14/50(j)	375,875	387,621,094
2.50%, 05/01/27	2,774	2,915,278
2.50%, 10/01/27	2,979	3,130,755
2.50%, 01/01/28	306	320,759
2.50%, 03/01/28	491	515,277
2.50%, 06/01/28	77	81,348
2.50%, 09/01/28	217	229,157
2.50%, 12/01/28	90	94,744
2.50%, 09/01/29	163	170,999
2.50%, 12/01/29	4,436	4,654,190
2.50%, 02/01/30	747	2,994,417
2.50%, 03/01/30	9,335	9,826,324
2.50%, 04/01/30	372	731,366
2.50%, 06/01/30	1,427	1,501,827
2.50%, 07/01/30	2,735	2,879,048
2.50%, 08/01/30	6,189	8,435,566
2.50%, 09/01/30	1,271	3,093,768
2.50%, 12/01/30	3,971	5,995,410
2.50%, 01/01/31	3,522	4,357,344
2.50%, 04/01/31	2,377	2,500,864
2.50%, 05/01/31	55	57,704
2.50%, 09/01/31	11,213	11,795,562
2.50%, 10/01/31	12,261	106,420,735
2.50%, 12/01/31	8,422	18,734,136
2.50%, 01/01/32	39	32,641,725
2.50%, 02/01/32	35,668	38,056,559
2.50%, 03/01/32	15,031	15,812,708
2.50%, 04/01/32	10,773	11,333,410
2.50%, 05/01/32	63,835	67,153,930
2.50%, 07/01/32	338	354,916
2.50%, 10/01/32	1,794	1,907,056

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/01/32	$1,968	$2,067,668
2.50%, 12/01/32	15,894	16,808,675
2.50%, 01/01/33	14,764	60,957,199
2.50%, 03/01/33	353	373,482
2.50%, 07/01/33	409	429,633
2.50%, 10/01/34	614	651,733
2.50%, 09/17/35(j)	536,526	562,838,923
2.50%, 02/01/47	1,643	1,739,082
2.50%, 04/01/47	18,665	19,755,505
2.50%, 10/01/49	19,894	20,915,718
2.50%, 01/01/50	26,151	27,489,494
2.50%, 08/01/50	45,196	47,965,639
2.50%, 09/01/50(j)	1,437,587	1,512,947,473
3.00%, 11/01/25	359	377,335
3.00%, 10/01/26	182	190,818
3.00%, 01/01/27	4,487	4,713,816
3.00%, 02/01/27	61	63,642
3.00%, 10/01/27	4,475	4,708,085
3.00%, 11/01/27	2,394	3,502,165
3.00%, 12/01/27	220	231,499
3.00%, 03/01/29	344	363,959
3.00%, 07/01/29	479	505,612
3.00%, 09/01/29	255	269,647
3.00%, 10/01/29	96	101,714
3.00%, 01/01/30	173	183,801
3.00%, 03/01/30	68,206	71,647,407
3.00%, 04/01/30	7,475	7,894,099
3.00%, 06/01/30	194	1,823,091
3.00%, 07/01/30	5,747	6,082,882
3.00%, 08/01/30	22,563	23,784,507
3.00%, 09/01/30	19,427	36,819,728
3.00%, 10/01/30	13,259	14,122,923
3.00%, 11/01/30	3,642	3,839,001
3.00%, 12/01/30	7,115	10,574,422
3.00%, 01/01/31	30,587	32,433,721
3.00%, 02/01/31	872	23,501,412
3.00%, 03/01/31	8,717	16,487,895
3.00%, 04/01/31	2,072	2,207,710
3.00%, 05/01/31	676	723,131
3.00%, 06/01/31	5,684	11,878,990
3.00%, 07/01/31	3,595	3,788,834
3.00%, 09/01/31	6,453	10,607,368
3.00%, 10/01/31	3,719	3,919,019
3.00%, 12/01/31	531	565,715
3.00%, 01/01/32	9,246	21,247,573
3.00%, 02/01/32	3,323	39,469,199
3.00%, 03/01/32	5,151	5,491,110
3.00%, 04/01/32	218	464,173
3.00%, 05/01/32	6,289	6,711,510
3.00%, 06/01/32	12,565	13,245,231
3.00%, 08/01/32	7,057	7,776,387
3.00%, 09/01/32	214	2,168,256
3.00%, 11/01/32	10,961	11,768,562
3.00%, 12/01/32	16,815	29,026,764
3.00%, 02/01/33	12,515	13,571,737
3.00%, 05/01/33	932	991,952
3.00%, 09/01/33	1,539	1,616,030
3.00%, 10/01/33	264	16,038,245
3.00%, 07/01/34	8,996	12,926,729
3.00%, 08/01/34	916	975,798

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/34	$10,000	$10,606,391
3.00%, 12/01/34	26,182	27,469,541
3.00%, 09/01/35(j)	255,533	268,259,358
3.00%, 12/01/35	14,026	14,884,850
3.00%, 08/01/42	28	389,414
3.00%, 09/01/42	16	148,693
3.00%, 10/01/42	6,234	6,691,092
3.00%, 11/01/42	5,872	6,301,565
3.00%, 12/01/42	21,192	28,920,757
3.00%, 01/01/43	5,194	15,191,960
3.00%, 02/01/43	434	466,283
3.00%, 03/01/43	9,276	19,619,101
3.00%, 04/01/43	6,389	20,599,073
3.00%, 05/01/43	6,350	8,357,541
3.00%, 06/01/43	78	4,787,004
3.00%, 07/01/43	117	2,984,885
3.00%, 08/01/43	165	5,530,085
3.00%, 09/01/43	13,284	14,249,312
3.00%, 01/01/44	18,487	19,830,268
3.00%, 10/01/44	33,110	63,457,057
3.00%, 12/01/44	29	30,910
3.00%, 01/01/45	5,961	6,484,541
3.00%, 02/01/45	629	670,426
3.00%, 03/01/45	25,746	27,616,404
3.00%, 04/01/45	214	229,171
3.00%, 05/01/45	18,820	20,187,789
3.00%, 06/01/45	95	101,132
3.00%, 08/01/45	217	341,523
3.00%, 09/01/45	202	2,415,368
3.00%, 11/01/45	3,595	4,674,223
3.00%, 12/01/45	303	796,027
3.00%, 01/01/46	13	1,582,908
3.00%, 04/01/46	8,791	9,334,467
3.00%, 06/01/46	170	179,693
3.00%, 07/01/46	36,609	39,176,870
3.00%, 08/01/46	27,223	35,117,291
3.00%, 10/01/46	4,880	8,852,182
3.00%, 11/01/46	6,193	95,971,413
3.00%, 12/01/46	6,664	179,119,991
3.00%, 01/01/47	17,463	96,161,744
3.00%, 02/01/47	155,768	170,588,276
3.00%, 03/01/47	15,087	100,307,921
3.00%, 05/01/47	3,038	3,201,316
3.00%, 07/01/47	41,331	44,829,725
3.00%, 08/01/47	12,783	13,514,009
3.00%, 12/01/47	18,446	19,767,463
3.00%, 03/01/48	11,029	11,621,805
3.00%, 04/01/48	240	257,036
3.00%, 09/01/48	1,031	1,090,490
3.00%, 11/01/48	80,073	84,376,550
3.00%, 09/01/49	17,583	22,480,326
3.00%, 10/01/49	33,918	35,802,869
3.00%, 11/01/49	15,881	16,768,030
3.00%, 12/01/49	49,084	199,103,470
3.00%, 02/01/50	78,440	105,947,347
3.00%, 03/01/50	9,045	15,925,702
3.00%, 04/01/50	52,078	55,026,694
3.00%, 05/01/50	17,855	19,121,393
3.00%, 07/01/50	30,679	32,559,057
3.00%, 08/01/50	89,309	122,652,585

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/50(j)	$104,308	$109,732,814
3.00%, 09/14/50(j)	967,882	1,020,284,039
3.50%, 10/01/25	619	656,092
3.50%, 01/01/27	549	581,472
3.50%, 11/01/28	279	297,791
3.50%, 01/01/29	531	566,804
3.50%, 11/01/29	266	284,605
3.50%, 12/01/29	1,863	2,195,062
3.50%, 07/01/30	13,321	14,208,966
3.50%, 10/01/30	1,870	4,290,960
3.50%, 11/01/30	1,003	1,067,958
3.50%, 03/01/31	1,215	5,590,063
3.50%, 06/01/31	14,914	16,031,285
3.50%, 01/01/32	7,569	18,018,655
3.50%, 02/01/32	2,330	2,510,207
3.50%, 05/01/32	6,273	8,823,208
3.50%, 06/01/32	6,566	7,129,057
3.50%, 07/01/32	1,556	3,177,306
3.50%, 08/01/32	2,262	2,450,349
3.50%, 09/01/32	5,619	5,985,003
3.50%, 10/01/32	2,245	2,407,036
3.50%, 11/01/32	1,585	2,508,237
3.50%, 12/01/32	256	276,281
3.50%, 02/01/33	161	1,464,772
3.50%, 03/01/33	9,157	9,919,112
3.50%, 04/01/33	13,660	14,648,868
3.50%, 05/01/33	8,970	9,713,353
3.50%, 06/01/33	16,037	16,924,774
3.50%, 02/01/34	743	784,389
3.50%, 03/01/34	648	694,911
3.50%, 04/01/34	65	4,234,913
3.50%, 05/01/34	2,609	4,518,527
3.50%, 07/01/34	23,849	25,421,944
3.50%, 08/01/34	22,337	23,619,190
3.50%, 01/01/35	9,926	10,595,325
3.50%, 09/01/35(j)	70,703	74,717,328
3.50%, 08/01/38	3,512	3,703,528
3.50%, 09/01/38	4,749	5,007,481
3.50%, 11/01/40	438	478,476
3.50%, 02/01/41	689	748,105
3.50%, 02/01/42	19,343	21,004,714
3.50%, 03/01/42	141	152,730
3.50%, 04/01/42	82	89,549
3.50%, 05/01/42	1,714	6,659,329
3.50%, 08/01/42	216	1,163,762
3.50%, 11/01/42	5,870	6,796,343
3.50%, 12/01/42	1,911	8,686,999
3.50%, 01/01/43	120	131,071
3.50%, 02/01/43	840	944,422
3.50%, 04/01/43	166	184,258
3.50%, 05/01/43	244	266,212
3.50%, 06/01/43	3,306	7,191,905
3.50%, 08/01/43	226	245,078
3.50%, 10/01/43	8,517	9,245,403
3.50%, 09/01/44	464	508,895
3.50%, 10/01/44	12,433	13,463,670
3.50%, 01/01/45	254	277,081
3.50%, 02/01/45	11,163	12,430,372
3.50%, 03/01/45	10,236	47,555,574
3.50%, 05/01/45	20,426	55,797,308

83	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/45	$88	$368,431
3.50%, 07/01/45	19,775	22,658,154
3.50%, 08/01/45	8,298	9,034,219
3.50%, 10/01/45	4,386	4,961,167
3.50%, 11/01/45	431	884,933
3.50%, 12/01/45	26,733	106,049,884
3.50%, 01/01/46	11,123	34,294,723
3.50%, 02/01/46	48,477	51,954,901
3.50%, 03/01/46	5,453	60,889,057
3.50%, 04/01/46	3,700	7,638,448
3.50%, 05/01/46	7,952	44,505,763
3.50%, 06/01/46	10,019	12,706,594
3.50%, 07/01/46	14,313	69,382,849
3.50%, 08/01/46	17,264	25,023,862
3.50%, 09/01/46	12,870	16,498,097
3.50%, 10/01/46	6,570	25,440,798
3.50%, 11/01/46	1,827	32,597,175
3.50%, 12/01/46	3,801	139,906,543
3.50%, 01/01/47	5,204	75,772,115
3.50%, 02/01/47	6,081	39,390,193
3.50%, 03/01/47	577	610,392
3.50%, 04/01/47	13,368	36,865,254
3.50%, 05/01/47	11,613	33,557,067
3.50%, 06/01/47	10,420	32,858,123
3.50%, 07/01/47	8,417	34,746,893
3.50%, 08/01/47	2,489	48,525,736
3.50%, 09/01/47	15,566	16,472,589
3.50%, 10/01/47	18,467	34,910,319
3.50%, 11/01/47	27,102	50,308,618
3.50%, 12/01/47	11,922	47,833,174
3.50%, 01/01/48	12,043	51,573,464
3.50%, 02/01/48	6,038	112,588,881
3.50%, 03/01/48	146	8,891,114
3.50%, 04/01/48	9,484	37,948,283
3.50%, 05/01/48	3,795	4,552,060
3.50%, 06/01/48	12,484	13,189,354
3.50%, 07/01/48	7,446	7,901,028
3.50%, 11/01/48	6,356	8,907,974
3.50%, 02/01/49	633	666,387
3.50%, 03/01/49	1,774	1,912,131
3.50%, 04/01/49	1,596	6,067,003
3.50%, 05/01/49	2,726	4,087,500
3.50%, 06/01/49	32,811	44,370,034
3.50%, 07/01/49	71,175	75,325,324
3.50%, 09/01/49	881	954,962
3.50%, 11/01/49	9,091	9,572,626
3.50%, 02/01/50	51,008	64,772,163
3.50%, 05/01/50	23,262	24,651,247
3.50%, 09/14/50(j)	794,362	837,958,819
4.00%, 10/01/25	2,944	3,130,999
4.00%, 11/01/25	216	229,915
4.00%, 03/01/26	764	813,117
4.00%, 06/01/26	1,107	1,177,910
4.00%, 09/01/26	435	462,901
4.00%, 12/01/30	2,281	2,488,328
4.00%, 01/01/31	805	878,558
4.00%, 02/01/31	636	693,901
4.00%, 10/01/31	2,665	2,908,575
4.00%, 02/01/32	3,424	3,736,011
4.00%, 07/01/32	14,649	15,582,120

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/33	$16,283	$17,275,213
4.00%, 06/01/33	2,808	2,978,570
4.00%, 07/01/33	5,670	6,015,368
4.00%, 12/01/33	35,363	37,607,784
4.00%, 09/17/35(j)	27,690	29,359,136
4.00%, 06/01/38	10,068	10,767,111
4.00%, 12/01/40	49	54,186
4.00%, 03/01/42	5,448	6,018,229
4.00%, 06/01/42	3,254	3,595,181
4.00%, 07/01/42	107	120,482
4.00%, 09/01/43	181	203,823
4.00%, 10/01/43	180	198,311
4.00%, 04/01/44	75	84,300
4.00%, 05/01/44	5,253	5,917,243
4.00%, 06/01/44	9,090	10,060,017
4.00%, 10/01/44	4,235	4,659,063
4.00%, 12/01/44	20,407	22,663,956
4.00%, 01/01/45	14,133	32,521,549
4.00%, 02/01/45	8,129	79,547,642
4.00%, 03/01/45	5,105	15,410,179
4.00%, 05/01/45	22,415	25,260,596
4.00%, 06/01/45	11,750	13,610,310
4.00%, 07/01/45	1,228	1,341,223
4.00%, 08/01/45	1,247	1,362,431
4.00%, 09/01/45	464	1,625,147
4.00%, 11/01/45	564	616,200
4.00%, 12/01/45	1,795	1,994,200
4.00%, 01/01/46	2,201	2,404,040
4.00%, 02/01/46	892	3,708,566
4.00%, 03/01/46	2,702	5,423,393
4.00%, 04/01/46	6,452	10,478,669
4.00%, 05/01/46	9,448	21,479,823
4.00%, 06/01/46	414	41,475,044
4.00%, 07/01/46	24,415	56,098,806
4.00%, 08/01/46	3,691	12,993,753
4.00%, 09/01/46	398	429,530
4.00%, 10/01/46	4,259	11,878,985
4.00%, 11/01/46	1,553	3,053,932
4.00%, 01/01/47	40	43,457
4.00%, 02/01/47	6,498	9,163,744
4.00%, 03/01/47	4,835	5,916,864
4.00%, 04/01/47	4,600	21,556,460
4.00%, 05/01/47	2,992	12,373,468
4.00%, 06/01/47	19,583	34,275,826
4.00%, 07/01/47	40,050	69,924,479
4.00%, 08/01/47	5,848	50,509,663
4.00%, 09/01/47	15,930	63,220,945
4.00%, 10/01/47	5,910	32,950,758
4.00%, 11/01/47	5,349	28,617,400
4.00%, 12/01/47	33,814	37,364,223
4.00%, 01/01/48	4,705	6,123,834
4.00%, 02/01/48	47,452	80,560,198
4.00%, 04/01/48	98,323	107,339,959
4.00%, 05/01/48	133	146,251
4.00%, 07/01/48	12,863	13,884,193
4.00%, 09/01/48	12,617	13,493,883
4.00%, 10/01/48	23,179	34,734,974
4.00%, 11/01/48	24,811	26,513,140
4.00%, 01/01/49	9,933	10,730,037
4.00%, 02/01/49	12,081	13,890,543

S C H E D U L E O F I N V E S T M E N T S	84

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/49	$10,078	$31,713,131
4.00%, 04/01/49	632	31,330,944
4.00%, 05/01/49	19,525	23,563,600
4.00%, 06/01/49	12,361	62,347,470
4.00%, 07/01/49	7,066	38,058,575
4.00%, 08/01/49	55,010	61,980,478
4.00%, 10/01/49	151	5,023,825
4.00%, 11/01/49	5,141	29,752,798
4.00%, 12/01/49	15,286	16,286,685
4.00%, 02/01/50	35,006	37,304,006
4.00%, 05/01/50	10,519	11,365,288
4.00%, 09/14/50(j)	515,206	549,117,019
4.50%, 10/01/24	508	530,907
4.50%, 02/01/25	232	242,958
4.50%, 04/01/25	227	238,899
4.50%, 06/01/25	1,289	1,357,537
4.50%, 08/01/31	2,316	2,541,359
4.50%, 08/01/34	1,541	1,674,472
4.50%, 09/01/35(j)	4,200	4,409,369
4.50%, 09/01/40	6,335	7,106,171
4.50%, 12/01/40	3,279	3,678,412
4.50%, 01/01/41	7,444	8,350,791
4.50%, 05/01/41	2,113	5,380,749
4.50%, 06/01/41	22,763	28,220,593
4.50%, 08/01/41	8,821	9,907,318
4.50%, 09/01/41	3,000	3,369,657
4.50%, 01/01/42	1,020	3,678,135
4.50%, 09/01/42	2,791	3,140,145
4.50%, 08/01/43	4,681	5,229,097
4.50%, 12/01/43	111	128,799
4.50%, 03/01/44	29	32,039
4.50%, 04/01/44	9,430	10,515,957
4.50%, 06/01/44	1,460	2,014,662
4.50%, 12/01/44	203	759,285
4.50%, 02/01/45	3,452	3,873,365
4.50%, 08/01/45	4,204	5,118,568
4.50%, 10/01/45	769	879,602
4.50%, 11/01/45	194	238,841
4.50%, 12/01/45	284	2,039,576
4.50%, 01/01/46	289	322,279
4.50%, 02/01/46	8,857	20,451,786
4.50%, 03/01/46	214	3,433,147
4.50%, 04/01/46	161	633,261
4.50%, 05/01/46	152	447,041
4.50%, 06/01/46	11	12,312
4.50%, 07/01/46	226	247,830
4.50%, 08/01/46	2,084	5,990,527
4.50%, 09/01/46	90	1,731,638
4.50%, 10/01/46	766	2,701,953
4.50%, 01/01/47	441	1,346,726
4.50%, 02/01/47	113	422,466
4.50%, 03/01/47	226	5,182,101
4.50%, 04/01/47	13,581	16,209,712
4.50%, 06/01/47	1,969	9,508,468
4.50%, 07/01/47	70	75,964
4.50%, 08/01/47	433	487,162
4.50%, 10/01/47	3,664	17,628,689
4.50%, 01/01/48	39,805	43,178,509
4.50%, 02/01/48	358	2,673,066
4.50%, 03/01/48	12,215	17,797,237

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/48	$7,997	$8,742,628
4.50%, 05/01/48	17,357	21,030,961
4.50%, 06/01/48	8,834	9,941,215
4.50%, 07/01/48	6,671	9,012,684
4.50%, 08/01/48	26,037	28,872,650
4.50%, 09/01/48	754	904,002
4.50%, 10/01/48	6,798	36,804,755
4.50%, 11/01/48	15,421	19,362,186
4.50%, 12/01/48	9,049	57,079,148
4.50%, 02/01/49	1,148	37,241,124
4.50%, 03/01/49	82	2,061,679
4.50%, 05/01/49	25,413	45,987,916
4.50%, 07/01/49	1,748	1,946,485
4.50%, 08/01/49	15,460	16,959,126
4.50%, 09/14/50(j)	222,714	240,539,819
5.00%, 07/01/23	335	348,778
5.00%, 12/01/23	208	213,236
5.00%, 09/01/33	181	207,174
5.00%, 11/01/33	4,987	5,721,137
5.00%, 06/01/35	251	289,923
5.00%, 09/01/35(j)	975	1,029,240
5.00%, 10/01/35	68	79,028
5.00%, 12/01/36	74	85,707
5.00%, 05/01/39	65	75,334
5.00%, 06/01/39	1,048	1,202,420
5.00%, 12/01/39	178	203,768
5.00%, 01/01/40	5	5,160
5.00%, 03/01/40	2,927	3,340,182
5.00%, 04/01/40	474	541,114
5.00%, 05/01/40	33	37,575
5.00%, 06/01/40	5	352,461
5.00%, 07/01/40	2	3,058,274
5.00%, 08/01/40	2,200	2,514,272
5.00%, 09/01/40	15	16,793
5.00%, 10/01/40	50	57,188
5.00%, 04/01/41	1,079	1,232,328
5.00%, 05/01/41	320	6,042,423
5.00%, 06/01/41	350	1,487,020
5.00%, 08/01/41	2,328	2,656,725
5.00%, 10/01/41	6,109	6,972,957
5.00%, 01/01/42	26,946	30,748,415
5.00%, 05/01/42	12,218	13,942,481
5.00%, 09/01/47	1,420	1,555,637
5.00%, 02/01/48	8,548	9,383,912
5.00%, 03/01/48	2,276	4,294,017
5.00%, 04/01/48	7,170	9,399,279
5.00%, 05/01/48	4,075	5,976,267
5.00%, 07/01/48	8,457	10,119,844
5.00%, 08/01/48	11,656	13,000,455
5.00%, 09/01/48	5,122	6,726,782
5.00%, 01/01/49	529	580,907
5.00%, 04/01/49	8,427	27,263,084
5.00%, 05/01/49	121	132,696
5.00%, 06/01/49	852	935,196
5.00%, 09/01/49	268	304,535
5.00%, 10/01/49	804	891,743
5.00%, 09/14/50(j)	101,542	111,299,687
5.50%, 05/01/33	1,930	2,260,164
5.50%, 11/01/33	3,872	4,533,308
5.50%, 09/01/34	5,577	6,551,823

85	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 09/01/36	$427	$499,954
5.50%, 03/01/38	352	411,186
5.50%, 06/01/38	9,425	11,024,579
5.50%, 11/01/38	742	867,610
5.50%, 07/01/40	2,169	2,546,934
5.50%, 09/01/41	3,192	68,784,360
5.50%, 01/01/47	4,833	5,692,330
5.50%, 12/01/48	927	1,027,652
5.50%, 09/01/50(j)	43,860	48,663,311
6.00%, 03/01/34	1,291	3,588,427
6.00%, 05/01/34	286	336,426
6.00%, 08/01/34	313	596,194
6.00%, 11/01/34	162	191,149
6.00%, 09/01/36	846	1,005,951
6.00%, 08/01/37	2,040	2,407,723
6.00%, 03/01/38	522	618,469
6.00%, 05/01/38	290	343,918
6.00%, 09/01/38	225	267,385
6.00%, 06/01/39	4,493	5,323,003
6.00%, 10/01/39	290	344,430
6.00%, 07/01/41	2,521	2,992,341
6.00%, 02/01/49	12,130	14,383,477
6.00%, 09/01/50(j)	12,220	13,636,076
6.50%, 08/01/36	36	43,614
6.50%, 09/01/36	330	397,127
6.50%, 10/01/36	46	56,097
6.50%, 12/01/36	43	51,510
6.50%, 07/01/37	82	99,484
6.50%, 08/01/37	794	4,046,715
6.50%, 10/01/37	139	168,329
6.50%, 11/01/37	31	37,763
6.50%, 12/01/37	109	1,162,906
6.50%, 06/01/38	42	49,119
6.50%, 10/01/39	984	1,193,966
6.50%, 05/01/40	32	37,991
7.00%, 04/01/37	1,248	1,531,730

		22,129,261,723

U.S. Government Agency Obligations — 1.1%
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	830	851,505
Federal Home Loan Banks
0.50%, 04/14/25	7,000	7,041,580
1.38%, 09/28/20	3,400	3,403,264
1.38%, 02/18/21	1,700	1,709,707
1.50%, 08/15/24	1,000	1,049,000
1.88%, 12/11/20	1,350	1,356,413
1.88%, 06/11/21	1,000	1,013,100
1.88%, 11/29/21	1,600	1,634,416
2.00%, 09/09/22	2,000	2,073,020
2.13%, 03/10/23	290	303,984
2.50%, 12/08/23	1,000	1,072,200
2.50%, 12/10/27	5,000	5,616,050
2.63%, 10/01/20	11,230	11,253,021
2.63%, 12/10/21	700	721,854
2.75%, 12/13/24	250	275,045
2.88%, 09/13/24	1,000	1,099,890
3.00%, 09/10/21	30,000	30,864,900
3.00%, 12/09/22	30,510	32,380,873
3.13%, 06/13/25	27,980	31,513,035
3.25%, 11/16/28	11,130	13,289,109

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.63%, 06/11/21	$7,515	$7,716,627
5.50%, 07/15/36	15,700	24,489,331
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	3,080	3,077,012
1.63%, 09/29/20	1,635	1,636,913
2.38%, 02/16/21	16,205	16,369,157
2.38%, 01/13/22	76,003	78,321,852
2.75%, 06/19/23	6,935	7,421,837
6.25%, 07/15/32	73,423	114,849,725
6.75%, 09/15/29	1,070	1,611,474
6.75%, 03/15/31	25,820	40,345,299
Federal National Mortgage Association
0.25%, 07/10/23	146,600	146,600,000
0.50%, 06/17/25	25,000	25,093,250
0.63%, 04/22/25	5,000	5,048,450
0.88%, 08/05/30	17,530	17,251,624
1.25%, 05/06/21	50	50,378
1.38%, 02/26/21	6,380	6,418,790
1.38%, 10/07/21	2,500	2,533,625
1.63%, 01/07/25	5,900	6,220,193
1.75%, 07/02/24	11,550	12,187,675
1.88%, 04/05/22	13,780	14,157,985
1.88%, 09/24/26	1,225	1,322,510
2.00%, 01/05/22	41,140	42,169,323
2.00%, 10/05/22	6,400	6,642,368
2.38%, 01/19/23	1,065	1,119,869
2.50%, 02/05/24	200	215,396
2.63%, 01/11/22	17,730	18,328,210
2.63%, 09/06/24	39,730	43,457,071
2.75%, 06/22/21	12,605	12,867,688
2.88%, 09/12/23	5,000	5,397,750
5.63%, 07/15/37	750	1,199,625
6.25%, 05/15/29	9,550	13,800,132
6.63%, 11/15/30	20,180	31,008,992
7.25%, 05/15/30	6,826	10,742,759
Series 2017-M15, Class A2, 3.78%, 08/25/30(a)	12,300	14,774,602
Tennessee Valley Authority
1.88%, 08/15/22	600	618,504
3.50%, 12/15/42	525	663,884
4.63%, 09/15/60	1,000	1,530,650
4.88%, 01/15/48	8,035	12,185,319
5.25%, 09/15/39	3,287	4,993,183
5.88%, 04/01/36	3,095	4,834,699
7.13%, 05/01/30	3,556	5,472,186
Series B, 4.70%, 07/15/33	1,500	2,075,205

		915,343,088

U.S. Government Obligations — 37.4%
U.S. Treasury Note/Bond
0.13%, 05/31/22	57,100	57,084,387
0.13%, 06/30/22	117,800	117,772,391
0.13%, 05/15/23	34,000	33,984,063
0.25%, 04/15/23	11,000	11,030,938
0.25%, 06/15/23	17,000	17,049,141
0.25%, 05/31/25	34,000	33,997,344
0.25%, 06/30/25	134,100	134,047,618
0.25%, 07/31/25	184,800	184,670,063
0.25%, 08/31/25	32,300	32,277,289
0.38%, 03/31/22	32,500	32,621,875
0.38%, 07/31/27	162,800	161,706,187
0.50%, 03/15/23	13,200	13,320,656

S C H E D U L E O F I N V E S T M E N T S	86

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 04/30/27	$123,800	$124,186,875
0.50%, 05/31/27	178,600	179,046,500
0.50%, 06/30/27	185,000	185,404,687
0.50%, 08/31/27	29,500	29,536,875
0.63%, 03/31/27	55,600	56,251,563
0.63%, 05/15/30	319,100	317,454,641
0.63%, 08/15/30	250,000	248,359,375
1.13%, 09/30/21	124,800	126,121,125
1.13%, 02/28/22	16,000	16,235,625
1.13%, 02/28/25	30,000	31,197,656
1.13%, 02/28/27	14,000	14,620,156
1.13%, 05/15/40	135,000	133,122,656
1.25%, 10/31/21	6,500	6,583,535
1.25%, 07/31/23	65,600	67,696,125
1.25%, 08/31/24	141,550	147,411,055
1.25%, 05/15/50(d)	295,500	280,725,000
1.38%, 10/15/22	94,000	96,460,157
1.38%, 02/15/23	10,000	10,302,344
1.38%, 06/30/23	114,600	118,575,187
1.38%, 08/31/23	92,000	95,363,750
1.38%, 09/30/23	87,900	91,196,250
1.38%, 08/31/26	12,500	13,234,375
1.38%, 08/15/50	185,000	181,531,250
1.50%, 10/31/21	281,500	285,931,426
1.50%, 11/30/21	19,000	19,321,367
1.50%, 01/31/22	198,600	202,393,570
1.50%, 08/15/22	83,850	86,080,541
1.50%, 02/28/23	83,653	86,482,825
1.50%, 03/31/23	94,500	97,807,500
1.50%, 09/30/24	135,000	142,045,312
1.50%, 10/31/24	136,300	143,530,290
1.50%, 11/30/24	227,950	240,237,930
1.50%, 08/15/26	433,000	461,483,281
1.50%, 01/31/27	100,000	106,812,500
1.50%, 02/15/30	25,485	27,464,070
1.63%, 12/31/21	4,000	4,078,750
1.63%, 08/15/22	101,691	104,634,478
1.63%, 08/31/22	118,500	122,008,712
1.63%, 11/15/22	93,181	96,223,942
1.63%, 12/15/22	39,100	40,431,844
1.63%, 04/30/23	14,500	15,070,938
1.63%, 05/31/23	100,650	104,731,043
1.63%, 10/31/23	81,600	85,367,625
1.63%, 02/15/26	200,890	214,983,689
1.63%, 05/15/26	180,000	192,937,500
1.63%, 09/30/26	24,500	26,316,445
1.63%, 10/31/26	234,000	251,440,312
1.63%, 11/30/26	31,200	33,540,000
1.63%, 08/15/29	94,000	102,210,312
1.75%, 11/30/21	96,800	98,736,000
1.75%, 02/28/22	83,525	85,528,295
1.75%, 03/31/22	152,200	156,052,562
1.75%, 04/30/22	87,275	89,603,470
1.75%, 05/15/22	138,135	141,901,338
1.75%, 05/31/22	274,300	281,982,542
1.75%, 06/15/22	74,300	76,430,321
1.75%, 06/30/22	127,700	131,446,200
1.75%, 07/15/22	169,350	174,430,500
1.75%, 09/30/22	211,000	218,055,312
1.75%, 01/31/23	98,040	101,846,710

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 05/15/23	$165,904	$173,097,495
1.75%, 06/30/24	174,000	184,276,875
1.75%, 07/31/24	156,850	166,285,508
1.75%, 12/31/24	246,900	263,083,525
1.75%, 12/31/26	25,200	27,298,688
1.75%, 11/15/29(d)	4,500	4,950,000
1.88%, 11/30/21	203,000	207,369,258
1.88%, 01/31/22	383,000	392,335,625
1.88%, 03/31/22	200,400	205,864,032
1.88%, 04/30/22	295,175	303,672,811
1.88%, 05/31/22	151,000	155,559,492
1.88%, 07/31/22	229,000	236,585,625
1.88%, 08/31/22	164,500	170,186,816
1.88%, 09/30/22	188,800	195,585,000
1.88%, 10/31/22	176,400	183,015,000
1.88%, 08/31/24	90,000	95,969,532
1.88%, 06/30/26	5,000	5,436,719
1.88%, 07/31/26	9,500	10,336,445
2.00%, 10/31/21	90,000	91,937,110
2.00%, 11/15/21	95,306	97,431,771
2.00%, 12/31/21	79,500	81,462,656
2.00%, 07/31/22	137,000	141,859,219
2.00%, 10/31/22	130,000	135,220,312
2.00%, 11/30/22	46,100	48,023,234
2.00%, 02/15/23	61,920	64,735,425
2.00%, 04/30/24	290,500	309,722,931
2.00%, 05/31/24	228,750	244,154,883
2.00%, 06/30/24	116,200	124,188,750
2.00%, 02/15/25	207,418	223,606,328
2.00%, 08/15/25	367,715	398,884,594
2.00%, 11/15/26	141,000	154,769,531
2.00%, 02/15/50	199,800	226,398,375
2.13%, 06/30/21	8,550	8,690,607
2.13%, 09/30/21	289,000	295,163,830
2.13%, 12/31/21	113,000	115,970,664
2.13%, 05/15/22	127,700	132,004,887
2.13%, 06/30/22	139,700	144,747,754
2.13%, 12/31/22	71,100	74,377,266
2.13%, 11/30/23	94,000	99,963,125
2.13%, 02/29/24	89,950	96,049,734
2.13%, 03/31/24	214,000	228,812,812
2.13%, 07/31/24	261,009	280,564,285
2.13%, 09/30/24	100,000	107,750,000
2.13%, 11/30/24	90,000	97,221,094
2.13%, 05/15/25	265,800	289,057,500
2.13%, 05/31/26	28,500	31,370,039
2.25%, 04/15/22	253,600	262,248,156
2.25%, 12/31/23	236,930	253,292,978
2.25%, 01/31/24	188,700	202,026,937
2.25%, 04/30/24	145,700	156,661,649
2.25%, 11/15/24	234,966	254,919,754
2.25%, 12/31/24	92,700	100,753,312
2.25%, 11/15/25	109,079	120,080,640
2.25%, 03/31/26	9,000	9,952,734
2.25%, 02/15/27	37,706	42,080,374
2.25%, 08/15/27	186,750	209,451,797
2.25%, 11/15/27	292,450	328,823,469
2.25%, 08/15/46	109,860	129,651,966
2.25%, 08/15/49	161,100	191,885,203
2.38%, 03/15/22	59,900	61,954,383

87	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 01/31/23	$69,000	$72,714,141
2.38%, 02/29/24	159,500	171,699,259
2.38%, 08/15/24	259,717	281,914,687
2.38%, 04/30/26	17,500	19,494,727
2.38%, 05/15/27	5,600	6,311,375
2.38%, 05/15/29	104,000	119,583,750
2.38%, 11/15/49	269,400	329,467,781
2.50%, 01/15/22	123,050	127,015,478
2.50%, 02/15/22	245,550	253,952,414
2.50%, 03/31/23	72,000	76,370,625
2.50%, 08/15/23	163,311	174,627,943
2.50%, 01/31/24	44,500	48,021,758
2.50%, 05/15/24	461,150	500,491,859
2.50%, 02/28/26	21,900	24,498,914
2.50%, 02/15/45	52,824	64,940,505
2.50%, 02/15/46	153,800	189,702,687
2.50%, 05/15/46	108,517	133,967,628
2.63%, 12/15/21	68,500	70,686,113
2.63%, 02/28/23	70,000	74,336,719
2.63%, 06/30/23	70,000	74,894,532
2.63%, 03/31/25	5,000	5,541,406
2.63%, 12/31/25	46,500	52,192,617
2.63%, 01/31/26	41,300	46,414,102
2.63%, 02/15/29	161,591	188,657,492
2.75%, 04/30/23	65,918	70,485,805
2.75%, 05/31/23	63,562	68,100,724
2.75%, 07/31/23	74,500	80,128,243
2.75%, 08/31/23	206,765	222,821,595
2.75%, 11/15/23	91,760	99,337,369
2.75%, 02/15/24	75,565	82,271,394
2.75%, 02/28/25	90,500	100,652,969
2.75%, 06/30/25	221,900	248,389,312
2.75%, 08/31/25	145,208	163,041,357
2.75%, 02/15/28	293,702	341,703,921
2.75%, 08/15/42	106,523	136,216,286
2.75%, 11/15/42	118,580	151,523,006
2.75%, 08/15/47	261,000	338,932,969
2.75%, 11/15/47	61,500	79,959,609
2.88%, 10/15/21	12,000	12,367,031
2.88%, 11/15/21	84,750	87,537,481
2.88%, 09/30/23	90,000	97,509,375
2.88%, 11/30/23	232,000	252,336,250
2.88%, 04/30/25	41,000	45,987,266
2.88%, 05/31/25	146,800	164,955,032
2.88%, 07/31/25	183,900	207,289,781
2.88%, 11/30/25	15,000	17,010,938
2.88%, 05/15/28	252,994	297,663,253
2.88%, 08/15/28	113,550	134,059,969
2.88%, 05/15/43	90,184	117,506,934
2.88%, 08/15/45	212,125	278,447,207
2.88%, 11/15/46	34,000	44,933,125
2.88%, 05/15/49	42,000	56,312,813
3.00%, 09/30/25	84,700	96,306,547
3.00%, 10/31/25	39,500	44,977,539
3.00%, 05/15/42	56,050	74,362,586
3.00%, 11/15/44	99,727	133,088,798
3.00%, 05/15/45	92,700	123,986,250
3.00%, 11/15/45	134,200	180,121,562
3.00%, 02/15/47	55,000	74,378,906
3.00%, 05/15/47	219,118	296,630,992

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/48	$98,550	$133,981,805
3.00%, 08/15/48	91,800	125,220,937
3.00%, 02/15/49	19,300	26,413,859
3.13%, 11/15/28	187,515	225,896,977
3.13%, 11/15/41	53,900	72,697,625
3.13%, 02/15/42	65,600	88,693,250
3.13%, 02/15/43	58,700	79,391,750
3.13%, 08/15/44	60,519	82,268,016
3.13%, 05/15/48	51,150	71,154,445
3.38%, 05/15/44	84,200	118,708,844
3.38%, 11/15/48	45,550	66,332,187
3.50%, 02/15/39	4,000	5,604,375
3.63%, 08/15/43	89,600	130,508,000
3.63%, 02/15/44	83,950	122,475,180
3.75%, 08/15/41	72,000	105,525,000
3.75%, 11/15/43	36,600	54,282,375
3.88%, 08/15/40	70,516	104,242,481
4.25%, 05/15/39	26,040	39,877,819
4.25%, 11/15/40	19,889	30,843,488
4.38%, 02/15/38	7,000	10,763,594
4.38%, 11/15/39	50,933	79,407,730
4.38%, 05/15/40	40,403	63,319,077
4.38%, 05/15/41	35,949	56,782,569
4.50%, 02/15/36(d)	33,785	51,136,765
4.50%, 08/15/39	50,207	79,225,077
4.63%, 02/15/40	45,950	73,864,625
4.75%, 02/15/37	13,077	20,590,145
4.75%, 02/15/41	91,158	150,182,805
5.00%, 05/15/37	16,108	26,105,028
5.25%, 11/15/28	102,377	140,992,325
5.25%, 02/15/29	186,690	258,711,502
5.38%, 02/15/31	98,671	145,447,221
5.50%, 08/15/28	97,000	134,451,094
6.00%, 02/15/26	43,968	57,378,240
6.13%, 11/15/27	3,165	4,432,978
6.13%, 08/15/29	16,600	24,612,094
6.25%, 05/15/30	6,853	10,471,170
6.38%, 08/15/27	33,580	47,195,641
6.50%, 11/15/26	26,950	37,037,301
6.63%, 02/15/27	31,800	44,368,453
6.75%, 08/15/26	38,500	52,982,617
6.88%, 08/15/25	6,265	8,292,315
7.13%, 02/15/23	41,900	49,039,367
7.25%, 08/15/22	125,500	142,839,590
7.50%, 11/15/24	51,650	67,350,793
7.63%, 11/15/22	12,000	13,969,688
7.63%, 02/15/25	23,817	31,609,625
8.00%, 11/15/21	30,500	33,361,758

		29,627,460,986

Total U.S. Government Agency Obligations — 66.5% (Cost: $49,706,361,678)		52,672,065,797

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(k)(l)(m)	7,065,956	7,073,021,812

S C H E D U L E O F I N V E S T M E N T S	88

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(k)(l)(n)	429,811	$429,810,765

		7,502,832,577

Total Short-Term Investments — 9.5% (Cost: $7,500,429,270)		7,502,832,577

Total Investments Before TBA Sales Commitments — 109.3% (Cost: $81,504,484,012)		86,524,789,785

TBA Sales Commitments(j)

Mortgage-Backed Securities — (0.9)%
Government National Mortgage Association
3.50%, 09/21/50	(66,700)	(70,193,933)
4.00%, 09/21/50	(17,525)	(18,664,810)
Uniform Mortgage-Backed Securities
2.00%, 09/14/50	(850)	(876,563)
2.50%, 09/17/35	(11,800)	(12,378,707)
3.00%, 09/14/50	(446,282)	(470,443,579)
3.50%, 09/14/50	(40,000)	(42,195,312)
4.00%, 09/17/35	(500)	(530,140)
4.00%, 09/14/50	(69,755)	(74,346,296)
4.50%, 09/14/50	(750)	(810,029)
5.00%, 09/14/50	(12,750)	(13,975,195)

		(704,414,564)

Total TBA Sales Commitments — (0.9)% (Proceeds: $(704,543,923))		(704,414,564)

Total Investments, Net of TBA Sales Commitments — 108.4% (Cost: $80,799,940,089)		85,820,375,221

Other Assets, Less Liabilities — (8.4)%		(6,689,428,807)

Net Assets — 100.0%		$79,130,946,414

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Rounds to less than 1,000.
(i)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(j)	TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,502,937,588	$2,571,610,125	(a)	$—		$(1,911,446)	$385,545	$7,073,021,812	7,065,956	$17,477,242		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	528,203,377	—		(98,392,612	)(a)	—	—	429,810,765	429,811	908,548	(b)	—

						$(1,911,446)	$385,545	$7,502,832,577		$18,385,790		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

89	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Core U.S. Aggregate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$10,546,873	$—	$10,546,873
Collaterized Mortgage Obligations	—	1,043,562,480	—	1,043,562,480
Corporate Bonds & Notes	—	22,466,057,277	—	22,466,057,277
Foreign Government Obligations	—	2,276,407,731	—	2,276,407,731
Municipal Debt Obligations	—	553,317,050	—	553,317,050
U.S. Government & Agency Obligations	—	52,672,065,797	—	52,672,065,797
Money Market Funds	7,502,832,577	—	—	7,502,832,577

	7,502,832,577	79,021,957,208	—	86,524,789,785

Liabilities
TBA Sales Commitments	—	(704,414,564)	—	(704,414,564)

	$7,502,832,577	$78,317,542,644	$—	$85,820,375,221

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	90

Statement of Assets and Liabilities (unaudited)

August 31, 2020

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$79,021,957,208
Affiliated(c)	7,502,832,577
Cash	5,663,218
Cash pledged:
Collateral — TBA commitments	1,718,000
Receivables:
Investments sold	711,158,060
Securities lending income — Affiliated	87,345
TBA sales commitments	704,543,923
Capital shares sold	64,950,298
Dividends	2,447,804
Interest	392,051,342

Total assets	88,407,409,775

LIABILITIES
Cash received:
Collateral — TBA commitments	2,922,000
Collateral on securities loaned, at value	429,710,765
TBA sales commitments, at value(d)	704,414,564
Payables:
Investments purchased	8,136,557,468
Capital shares redeemed	688,489
Investment advisory fees	2,170,075

Total liabilities	9,276,463,361

NET ASSETS	$79,130,946,414

NET ASSETS CONSIST OF:
Paid-in capital	$73,423,301,090
Accumulated earnings	5,707,645,324

NET ASSETS	$79,130,946,414

Shares outstanding	668,700,000

Net asset value	$118.34

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$414,991,376
(b) Investments, at cost — Unaffiliated	$74,004,054,742
(c) Investments, at cost — Affiliated	$7,500,429,270
(d) Proceeds from TBA sales commitments	$704,543,923

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended August 31, 2020

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$17,477,380
Interest — Unaffiliated	819,818,919
Securities lending income — Affiliated — net	908,410
Other income — Unaffiliated	1,177,877

Total investment income	839,382,586

EXPENSES
Investment advisory fees	15,465,827
Miscellaneous	264

Total expenses	15,466,091

Less:
Investment advisory fees waived	(2,227,791)

Total expenses after fees waived	13,238,300

Net investment income	826,144,286

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	171,047,336
Investments — Affiliated	(1,911,446)
In-kind redemptions — Unaffiliated	653,085,897

Net realized gain	822,221,787

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	298,987,689
Investments — Affiliated	385,545

Net change in unrealized appreciation (depreciation)	299,373,234

Net realized and unrealized gain	1,121,595,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,947,739,307

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	92

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$826,144,286	$1,758,888,671
Net realized gain	822,221,787	223,915,197
Net change in unrealized appreciation (depreciation)	299,373,234	5,249,813,250

Net increase in net assets resulting from operations	1,947,739,307	7,232,617,118

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(862,686,064)	(1,737,505,861)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,632,811,929	12,894,275,730

NET ASSETS
Total increase in net assets	2,717,865,172	18,389,386,987
Beginning of period	76,413,081,242	58,023,694,255

End of period	$79,130,946,414	$76,413,081,242

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of period	$116.32		$107.07	$106.72	$108.75	$109.85	$111.02

Net investment income(a)	1.31		3.02	2.96	2.58	2.38	2.36
Net realized and unrealized gain (loss)(b)	2.08		9.24	0.31	(2.05)	(0.90)	(0.83)

Net increase from investment operations	3.39		12.26	3.27	0.53	1.48	1.53

Distributions(c)
From net investment income		(1.37)	(3.01)	(2.92)	(2.56)	(2.35)	(2.37)
From net realized gain	—		—	—	—	(0.23)	(0.33)

Total distributions		(1.37)	(3.01)	(2.92)	(2.56)	(2.58)	(2.70)

Net asset value, end of period	$118.34		$116.32	$107.07	$106.72	$108.75	$109.85

Total Return
Based on net asset value	2.94	%(d)	11.61%	3.13%	0.47%	1.34%	1.44%

Ratios to Average Net Assets
Total expenses	0.04	%(e)	0.05%	0.05%	0.05%	0.07%	0.08%

Total expenses after fees waived	0.04	%(e)	0.05%	0.04%	0.04%	0.06%	0.07%

Net investment income	2.21	%(e)	2.70%	2.80%	2.37%	2.16%	2.16%

Supplemental Data
Net assets, end of period (000)	$79,130,946		$76,413,081	$58,023,694	$54,713,948	$42,410,587	$32,911,954

Portfolio turnover rate(f)(g)	81	%(d)	108%	146%	252%	242%	278%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	94

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

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Notes to Financial Statements (unaudited) (continued)

Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	96

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core U.S. Aggregate Bond
Barclays Bank PLC	$2,698,297	$2,698,297		$—	$—
Barclays Capital Inc.	13,205,449	13,205,449		—	—
BofA Securities, Inc.	2,022,179	2,022,179		—	—
Citigroup Global Markets Inc.	63,966,651	63,966,651		—	—
Credit Suisse Securities (USA) LLC	248,401	248,401		—	—
Deutsche Bank Securities Inc.	276,999,828	276,999,828		—	—
Goldman Sachs & Co.	5,760,088	5,760,088		—	—
HSBC Securities (USA) Inc.	281,556	281,556		—	—
JPMorgan Securities LLC	31,107,329	31,107,329		—	—
Morgan Stanley & Co. LLC	1,803,917	1,803,917		—	—
MUFG Securities Americas Inc.	2,313,180	2,313,180		—	—
Nomura Securities International Inc.	575,374	575,374		—	—
RBC Capital Markets LLC	4,159	4,159		—	—
Scotia Capital (USA) Inc.	784,731	784,731		—	—
Wells Fargo Securities LLC	13,220,237	13,220,237		—	—

	$414,991,376	$414,991,376		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to March 27, 2020, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund

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Notes to Financial Statements (unaudited) (continued)

in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Fund paid BTC $287,940 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. Aggregate Bond	$13,519,401	$2,217,215,634	$19,026,918

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$56,751,558,090	$58,375,364,964	$3,743,790,097	$1,710,303,327

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$10,361,735,053	$9,197,388,812

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 29, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $246,345,043.

N O T E S T O F I N A N C I A L S T A T E M E N T S	98

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$81,507,548,084	$5,062,756,703	$(45,515,002)	$5,017,241,701

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

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Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	08/31/20		02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Core U.S. Aggregate Bond
Shares sold	121,000,000	$14,215,380,349	133,400,000	$14,935,172,955
Shares redeemed	(109,200,000)	(12,582,568,420)	(18,400,000)	(2,040,897,225)

Net increase	11,800,000	$1,632,811,929	115,000,000	$12,894,275,730

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	100

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

101	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	102

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	104

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-211-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares High Yield Bond Factor ETF | HYDB | Cboe BZX

•	iShares Investment Grade Bond Factor ETF | IGEB | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.63%	21.94%

U.S. small cap equities (Russell 2000® Index)	6.57	6.02

International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13

Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® High Yield Bond Factor ETF

Investment Objective

The iShares High Yield Bond Factor ETF (the “Fund”) (formerly the iShares Edge High Yield Defensive Bond ET) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.08%	4.33%	5.53%	4.33%	18.41%
Fund Market	1.54	3.57	5.46	3.57	18.19
Index	3.29	4.62	5.65	4.62	18.81
Bloomberg Barclays U.S. Corporate High Yield Index	3.10	4.71	5.07	4.71	16.79

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,030.80	$ 1.79		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	3.5%
Ba	50.0
B	37.1
Caa	4.9
Ca	1.2
C	0.7
Not Rated	2.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	49.3%
5-10 Years	43.5
10-15 Years	1.2
15-20 Years	2.9
More than 20 Years	3.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® Investment Grade Bond Factor ETF

Investment Objective

The iShares Investment Grade Bond Factor ETF (the “Fund”) (formerly the iShares Edge Investment Grade Enhanced Bond ETF) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.96%	8.87%	7.19%	8.87%	24.39%
Fund Market	3.68	8.67	7.19	8.67	24.37
Index	3.98	8.99	7.33	8.99	24.84
Bloomberg Barclays U.S. Corporate Index	3.11	7.50	6.71	7.50	22.60

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,039.60	$ 0.93		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.2%
Aa	2.0
A	17.4
Baa	74.8
Ba	5.0
Not Rated	0.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	21.5%
5-10 Years	48.4
10-15 Years	2.1
15-20 Years	12.4
More than 20 Years	15.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	6

Schedule of Investments (unaudited) August 31, 2020	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.7%
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	$150	$154,500
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	250	252,342
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	275	310,750
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	175	184,747
6.38%, 06/15/26 (Call 06/15/21)	250	253,125
6.50%, 07/15/24 (Call 10/01/20)	100	100,500
6.50%, 05/15/25 (Call 10/01/20)	75	75,563
Triumph Group Inc., 7.75%, 08/15/25 (Call 10/01/20)	225	133,313

		1,464,840

Agriculture — 1.9%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	400	432,488
Vector Group Ltd.
6.13%, 02/01/25 (Call 10/01/20)(a)	240	243,600
10.50%, 11/01/26 (Call 11/01/21)(a)	75	77,941

		754,029

Airlines — 1.3%
American Airlines Group Inc., 5.00%, 06/01/22(a)	100	64,500
American Airlines Inc., 11.75%, 07/15/25(a)	200	192,052
Delta Air Lines Inc.
3.80%, 04/19/23 (Call 03/19/23)	75	72,058
7.38%, 01/15/26 (Call 12/15/25)	175	182,153

		510,763

Auto Manufacturers — 4.4%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 09/11/20)(a)	250	251,882
5.88%, 06/01/29 (Call 06/01/24)(a)	100	109,500
Ford Motor Co.
8.50%, 04/21/23	100	110,541
9.00%, 04/22/25 (Call 03/22/25)	275	321,823
9.63%, 04/22/30 (Call 01/22/30)	275	360,463
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	200	168,000
5.63%, 02/01/23 (Call 10/01/20)(a)(b)	100	96,500
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	300	306,210

		1,724,919

Auto Parts & Equipment — 0.3%
Meritor Inc., 6.25%, 02/15/24 (Call 10/01/20)(b)	100	101,396

Banks — 1.1%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	200	215,687
5.71%, 01/15/26(a)	200	222,340

		438,027

Building Materials — 0.3%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	68	74,120
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	50	53,375

		127,495

Chemicals — 3.4%
Avient Corp., 5.25%, 03/15/23	150	162,609
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	26,000
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	200	205,500
6.63%, 04/15/23 (Call 10/01/20)(a)	200	207,500

Security	Par (000)	Value

Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 10/01/20)(a)	$170	$167,875
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	400	396,000
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 10/01/20)(a)	160	160,448

		1,325,932

Commercial Services — 5.5%
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(a)	200	186,610
ADT Security Corp. (The), 4.88%, 07/15/32(a)	150	160,500
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	175	181,729
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	125	130,873
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	150	149,250
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	50	53,000
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	75	77,663
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 10/01/20)(a)	200	200,190
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	175	185,500
5.75%, 04/15/26(a)	225	248,576
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 10/01/20)(a)	150	154,875
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 10/01/20)(a)	175	173,687
5.38%, 04/15/23 (Call 09/23/20)(a)(b)	125	126,250
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	150	158,250

		2,186,953

Computers — 1.3%
NCR Corp.
5.00%, 07/15/22 (Call 09/19/20)	90	89,844
6.38%, 12/15/23 (Call 09/19/20)	100	102,000
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	310	335,464

		527,308

Cosmetics & Personal Care — 0.6%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 10/01/20)(a)	100	101,212
Edgewell Personal Care Co., 4.70%, 05/24/22	125	130,625

		231,837

Distribution & Wholesale — 0.6%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 10/01/20)(a)	250	251,875

Diversified Financial Services — 3.8%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	80,250
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	215	177,375
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	150	154,500
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	100	101,000
LPL Holdings Inc., 5.75%, 09/15/25 (Call 09/11/20)(a)	225	234,000
OneMain Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	50	57,075
6.88%, 03/15/25	300	336,000
7.13%, 03/15/26	250	286,874
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	50	54,125

		1,481,199

Electric — 2.2%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	150	159,000
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	210,938

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(b)	$150	$163,125
7.25%, 05/15/26 (Call 05/15/21)	200	213,824
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	100	105,750

		852,637

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	125	132,500

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)(b)	125	131,875

Engineering & Construction — 1.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	250	274,137
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	175	135,844

		409,981

Entertainment — 1.4%
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	250	272,500
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 10/01/20)(a)	250	242,425
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	50	48,750

		563,675

Environmental Control — 1.0%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 10/01/20)	75	78,000
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	150	156,750
Tervita Corp., 7.63%, 12/01/21 (Call 10/01/20)(a)	175	146,680

		381,430

Food — 4.3%
B&G Foods Inc., 5.25%, 04/01/25 (Call 10/01/20)	250	258,677
BRF GmbH, 4.35%, 09/29/26(a)	200	205,500
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	75	80,365
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	300	307,748
4.88%, 10/01/49 (Call 04/01/49)(a)	200	220,561
6.88%, 01/26/39	100	136,187
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 10/01/20)(a)	125	128,438
5.88%, 09/30/27 (Call 09/30/22)(a)	180	191,250
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	150	158,437

		1,687,163

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	200	218,354
5.75%, 05/20/27 (Call 02/20/27)	125	140,800
5.88%, 08/20/26 (Call 05/20/26)	25	28,330

		387,484

Health Care - Services — 2.4%
Centene Corp., 5.25%, 04/01/25 (Call 09/16/20)(a)	300	311,250
CHS/Community Health Systems Inc., 6.88%, 04/01/28 (Call 04/01/23)(a)	600	267,750
HCA Inc., 5.38%, 02/01/25	150	168,864
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	183,312

		931,176

Holding Companies - Diversified — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (Call 05/15/22)	150	160,125
6.38%, 12/15/25 (Call 12/15/20)	225	233,437

		393,562

Security	Par (000)	Value

Home Builders — 1.2%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	$50	$53,062
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	75	87,000
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	175	199,500
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	125	135,625

		475,187

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	50	53,981
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	125	125,375

		179,356

Internet — 2.5%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	150	156,938
Netflix Inc.
4.88%, 04/15/28	100	115,750
5.88%, 02/15/25	200	231,000
6.38%, 05/15/29	150	189,375
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 09/11/20)(a)	250	255,937
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	30	31,788

		980,788

Iron & Steel — 1.6%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/22)	50	45,875
9.88%, 10/17/25 (Call 10/17/22)(a)	267	294,522
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	75	78,000
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	200	221,010

		639,407

Leisure Time — 2.8%
Carnival Corp.
10.50%, 02/01/26 (Call 08/01/23)(a)	150	157,500
11.50%, 04/01/23 (Call 01/01/23)(a)	250	279,062
NCL Corp. Ltd.
10.25%, 02/01/26 (Call 08/01/23)(a)	75	75,375
12.25%, 05/15/24 (Call 02/15/24)(a)	205	228,319
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	225	201,410
9.13%, 06/15/23 (Call 03/15/23)(a)	150	157,875

		1,099,541

Lodging — 0.6%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	200	207,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	50	48,700

		256,450

Machinery — 1.0%
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	100	104,250
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	125	127,969
Terex Corp., 5.63%, 02/01/25 (Call 09/21/20)(a)(b)	150	151,864

		384,083

Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 05/01/27 (Call 05/01/21)(a)	250	262,812
DISH DBS Corp.
5.00%, 03/15/23(b)	200	207,000
7.75%, 07/01/26(b)	275	314,875
GCI LLC, 6.88%, 04/15/25 (Call 10/01/20)	125	129,531
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	40	34,748

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	$200	$212,600
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	200	210,750
5.50%, 05/15/29 (Call 05/15/24)(a)	200	216,250

		1,588,566

Mining — 3.1%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	200	211,000
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 10/01/20)(a)(b)	400	406,500
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)	125	131,437
5.13%, 05/15/24 (Call 02/15/24)(a)	200	216,000
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	103,538
5.40%, 11/14/34 (Call 05/14/34)	25	28,188
5.45%, 03/15/43 (Call 09/15/42)	50	56,141
IAMGOLD Corp., 7.00%, 04/15/25 (Call 10/01/20)(a)	75	78,750

		1,231,554

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	37	35,454

Oil & Gas — 9.7%
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	175	177,836
3.80%, 09/15/23 (Call 06/15/23)	150	149,261
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	200	212,909
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 10/01/20)	50	49,750
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	175	165,524
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)	400	459,000
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	150	153,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	65	64,513
Murphy Oil Corp., 6.88%, 08/15/24 (Call 10/01/20)	150	152,295
Occidental Petroleum Corp.
3.13%, 02/15/22 (Call 11/15/21)	275	270,875
3.50%, 06/15/25 (Call 03/15/25)	300	273,000
5.55%, 03/15/26 (Call 12/15/25)	375	369,375
6.95%, 07/01/24	200	207,000
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	150	158,259
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	100	83,303
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	275	256,437
9.25%, 02/01/26 (Call 02/01/22)(a)	125	131,625
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 10/01/20)	250	253,750
5.50%, 02/15/26 (Call 02/15/21)	65	66,975
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	250	182,063

		3,836,750

Oil & Gas Services — 0.3%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	175	119,656

Packaging & Containers — 0.9%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	125	127,448
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	10	10,546
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	200	227,180

		365,174

Security	Par (000)	Value

Pharmaceuticals — 2.2%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	$200	$220,000
9.25%, 04/01/26 (Call 04/01/22)(a)	225	249,187
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	15	14,813
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	15	14,910
7.00%, 03/15/24 (Call 10/01/20)(a)	50	51,900
9.00%, 12/15/25 (Call 12/15/21)(a)	225	246,375
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	72	76,860

		874,045

Pipelines — 2.0%
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	200	178,000
4.40%, 04/01/24 (Call 01/01/24)	225	208,125
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	300	307,800
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	100	101,000

		794,925

Real Estate — 2.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	175	175,875
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 10/01/20)(a)	250	253,100
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 10/01/20)	250	253,045
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	100	105,187

		787,207

Real Estate Investment Trusts — 2.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	325	264,875
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	50	49,999
5.25%, 05/01/25 (Call 10/01/20)(a)	175	177,625
Iron Mountain Inc., 5.25%, 03/15/28 (Call 12/27/22)(a)	25	26,305
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	150	152,250
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 10/01/20)(a)	40	38,451
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 8.25%, 10/15/23 (Call 10/01/20)	300	295,500

		1,005,005

Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 10/01/20)(a)	150	152,812
5.00%, 10/15/25 (Call 10/15/20)(a)	300	308,073
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	65	66,625
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	150	102,938
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(a)	50	51,875
L Brands Inc.
6.75%, 07/01/36	110	112,211
6.88%, 11/01/35	350	357,945
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	150	156,738
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	250	206,875
PetSmart Inc.
5.88%, 06/01/25 (Call 10/01/20)(a)	275	282,906
8.88%, 06/01/25 (Call 09/11/20)(a)	75	77,850
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 10/01/20)	150	151,500

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	$10	$11,025

		2,039,373

Semiconductors — 0.5%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	200	210,200

Software — 0.7%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	100	113,027
5.88%, 06/15/26 (Call 06/15/21)	10	10,504
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 10/01/20)(a)	50	52,062
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)(b)	100	105,125

		280,718

Telecommunications — 8.7%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	200	229,250
Altice France SA/France
7.38%, 05/01/26 (Call 05/01/21)(a)	300	318,495
8.13%, 02/01/27 (Call 02/01/22)(a)	100	111,500
CenturyLink Inc.
Series P, 7.60%, 09/15/39	125	143,750
Series U, 7.65%, 03/15/42	75	86,543
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	200	226,750
Embarq Corp., 8.00%, 06/01/36	200	240,556
Hughes Satellite Systems Corp.
5.25%, 08/01/26	150	163,875
6.63%, 08/01/26(b)	175	198,187
Sprint Capital Corp., 8.75%, 03/15/32	185	279,431
Sprint Corp.
7.13%, 06/15/24	225	261,497
7.63%, 02/15/25 (Call 11/15/24)	250	299,375
7.63%, 03/01/26 (Call 11/01/25)	25	30,745
7.88%, 09/15/23	105	122,063
Telecom Italia Capital SA, 7.72%, 06/04/38(b)	100	139,323
Telesat Canada/Telesat LLC, 4.88%, 06/01/27 (Call 12/01/22)(a)	100	101,500
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 09/11/20)	150	153,769
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	125	125,313
5.63%, 04/15/27 (Call 04/15/22)(a)	200	212,000

		3,443,922

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	$250	$265,313

Transportation — 0.7%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 10/01/20)(a)	50	50,935
6.75%, 08/15/24 (Call 08/15/21)(a)	200	212,670

		263,605

Trucking & Leasing — 0.6%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 10/01/20)(a)	250	248,208

Total Corporate Bonds & Notes — 97.2% (Cost: $36,399,840)		38,402,543

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)(e)	2,772	2,774,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(c)(d)	661	661,000

		3,435,995

Total Short-Term Investments — 8.7% (Cost: $3,433,067)		3,435,995

Total Investments in Securities — 105.9% (Cost: $39,832,907)		41,838,538

Other Assets, Less Liabilities — (5.9)%		(2,338,839)

Net Assets — 100.0%		$39,499,699

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,043,449	$—	$(3,268,330	)(a)	$(744)	$620	$2,774,995	2,772	$15,576	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,466,000	—	(805,000	)(a)	—	—	661,000	661	1,616		—

					$(744)	$620	$3,435,995		$17,192		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® High Yield Bond Factor ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$38,402,543	$—	$38,402,543
Money Market Funds	3,435,995	—	—	3,435,995

	$3,435,995	$38,402,543	$—	$41,838,538

See notes to financial statements.

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$625	$704,320
3.65%, 11/01/24 (Call 08/01/24)	100	110,728
WPP Finance 2010, 3.75%, 09/19/24	305	334,622

		1,149,670

Aerospace & Defense — 2.2%
Boeing Co. (The)
4.88%, 05/01/25 (Call 04/01/25)	720	783,456
5.04%, 05/01/27 (Call 03/01/27)	775	853,409
5.15%, 05/01/30 (Call 02/01/30)	370	414,651
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	260	282,427
Northrop Grumman Corp.
4.03%, 10/15/47 (Call 04/15/47)	30	36,667
4.75%, 06/01/43	135	175,320
Raytheon Technologies Corp.
4.50%, 06/01/42	535	680,177
5.70%, 04/15/40	255	355,828

		3,581,935

Agriculture — 2.4%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	63	75,322
5.38%, 01/31/44	584	724,840
5.80%, 02/14/39 (Call 08/14/38)	560	713,725
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	681	745,896
Philip Morris International Inc.
4.25%, 11/10/44	50	61,115
6.38%, 05/16/38	450	676,519
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	555	632,023
5.70%, 08/15/35 (Call 02/15/35)	216	267,777
5.85%, 08/15/45 (Call 02/12/45)	13	16,127

		3,913,344

Airlines — 0.6%
Southwest Airlines Co.
4.75%, 05/04/23	570	607,285
5.25%, 05/04/25 (Call 04/04/25)	260	283,772

		891,057

Auto Manufacturers — 1.3%
General Motors Co., 6.60%, 04/01/36 (Call 10/01/35)	585	702,682
General Motors Financial Co. Inc.
3.70%, 05/09/23 (Call 03/09/23)	530	555,415
3.95%, 04/13/24 (Call 02/13/24)	780	833,023

		2,091,120

Banks — 6.0%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(a)	73	82,382
4.45%, 03/03/26	115	133,300
Citigroup Inc.
3.40%, 05/01/26	524	587,920
3.70%, 01/12/26	488	552,644
4.60%, 03/09/26	414	481,206
8.13%, 07/15/39	456	804,639
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26 (Call 11/25/25)	310	351,225
HSBC Holdings PLC
3.90%, 05/25/26	550	621,178
4.25%, 03/14/24	650	712,044

Security	Par (000)	Value

Banks (continued)
4.30%, 03/08/26	$650	$746,781
Industrial & Commercial Bank of China Ltd./New York NY, 2.45%, 10/20/21	650	660,003
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(a)	375	393,648
3.20%, 06/15/26 (Call 03/15/26)	670	749,873
3.30%, 04/01/26 (Call 01/01/26)	470	527,730
3.90%, 07/15/25 (Call 04/15/25)	470	534,606
Morgan Stanley, Series F, 3.88%, 04/29/24	61	67,856
Royal Bank of Canada, 4.65%, 01/27/26	605	716,681
Wells Fargo & Co.
3.00%, 02/19/25	155	168,180
3.00%, 04/22/26	685	750,746

		9,642,642

Beverages — 2.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	635	762,789
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	77	86,884
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	245	312,780
8.20%, 01/15/39	354	569,720
Coca-Cola Co. (The), 2.75%, 06/01/60	540	549,344
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	96	107,387
3.70%, 12/06/26 (Call 09/06/26)	95	109,276
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	670	776,985
4.60%, 05/25/28 (Call 02/25/28)	355	429,227
PepsiCo Inc., 3.88%, 03/19/60 (Call 09/19/59)	100	127,552

		3,831,944

Biotechnology — 1.7%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	314	394,527
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	370	423,564
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	630	861,740
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	410	545,811
5.65%, 12/01/41 (Call 06/01/41)	365	532,816

		2,758,458

Building Materials — 0.3%
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	230	256,410
4.00%, 09/21/23 (Call 08/21/23)	70	76,944
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	160	179,188
4.25%, 12/15/47 (Call 06/15/47)	25	28,250

		540,792

Chemicals — 1.8%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	180	192,369
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	40	48,587
5.32%, 11/15/38 (Call 05/15/38)	345	445,580
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	350	387,548
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	185	221,302
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	759	842,574
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	20	22,900
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	680	771,651

		2,932,511

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 2.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(b)	$625	$713,682
Global Payments Inc.
4.00%, 06/01/23 (Call 05/01/23)	30	32,623
4.80%, 04/01/26 (Call 01/01/26)	475	559,712
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	170	185,769
4.25%, 05/01/29 (Call 02/01/29)	175	204,312
4.75%, 08/01/28 (Call 05/01/28)	390	467,146
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	535	637,578
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	390	446,630

		3,247,452

Computers — 1.8%
Apple Inc., 3.35%, 02/09/27 (Call 11/09/26)	420	481,106
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(c)	475	560,657
8.10%, 07/15/36 (Call 01/15/36)(c)	520	692,197
8.35%, 07/15/46 (Call 01/15/46)(c)	200	270,305
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)(b)	130	140,386
6.00%, 09/15/41	602	740,251

		2,884,902

Diversified Financial Services — 3.0%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	760	832,967
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	655	782,468
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	660	732,783
3.80%, 01/31/28 (Call 12/31/27)	30	33,507
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	135	154,671
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)(c)	200	212,100
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	69,115
Raymond James Financial Inc.
3.63%, 09/15/26	125	142,892
4.95%, 07/15/46	515	657,998
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	485	511,626
5.15%, 03/19/29 (Call 12/19/28)(b)	385	441,036
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)(b)	145	153,604
3.60%, 03/15/22 (Call 02/15/22)	80	83,293

		4,808,060

Electric — 9.5%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	80	95,729
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	530	618,978
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	225	242,866
4.00%, 03/01/48 (Call 09/01/47)	75	94,603
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	520	665,731
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	210	203,936
3.50%, 08/01/51 (Call 02/01/51)	368	436,868
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	445	508,839
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	131	143,022
3.80%, 03/15/27 (Call 12/15/26)	80	90,181
Series C, 2.53%, 10/01/24	210	223,951
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	25	31,003

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	$585	$638,378
3.75%, 04/15/24 (Call 01/15/24)	305	336,210
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	65	73,400
3.40%, 10/01/46 (Call 04/01/46)	105	118,766
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	185	192,089
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	170	191,034
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	395	460,138
3.60%, 09/15/47 (Call 03/15/47)	25	29,460
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	205	232,764
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(b)	669	750,043
4.75%, 06/15/46 (Call 12/15/45)	230	286,573
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	467	587,110
4.20%, 09/01/48 (Call 03/01/48)	20	25,889
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	165	190,008
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	339	382,647
3.95%, 06/15/25 (Call 03/15/25)	550	628,254
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	324	377,339
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	285	325,044
3.70%, 12/01/47 (Call 06/01/47)	215	265,914
3.95%, 03/01/48 (Call 09/01/47)	165	212,131
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	700	765,229
Georgia Power Co., 4.30%, 03/15/42	50	59,337
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	650	745,928
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	280	285,691
2.90%, 03/01/50 (Call 09/01/49)	10	10,748
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	175	188,838
Public Service Co. of Colorado, Series 34, 3.20%, 03/01/50 (Call 09/01/49)	385	441,856
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	490	543,688
3.40%, 02/01/28 (Call 10/01/27)	625	697,798
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	25	26,609
4.00%, 04/01/47 (Call 10/01/46)	495	541,350
Series A, 4.20%, 03/01/29 (Call 12/01/28)	175	202,296
Series B, 4.88%, 03/01/49 (Call 09/01/48)	200	242,804
Series C, 4.13%, 03/01/48 (Call 09/01/47)	80	89,393
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	690	774,234

		15,274,697

Electronics — 1.7%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	650	718,631
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	130	153,247
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	633	702,875
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	125	132,573
3.80%, 12/15/26 (Call 09/15/26)	105	121,609
4.20%, 09/15/28 (Call 06/15/28)	525	628,753
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	180	215,095

		2,672,783

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.7%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	$100	$110,732
3.38%, 11/15/27 (Call 08/15/27)	230	261,383
3.95%, 05/15/28 (Call 02/15/28)	210	248,353
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	480	535,792

		1,156,260

Food — 3.2%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	200	225,401
4.15%, 03/15/28 (Call 12/15/27)	670	783,001
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	520	591,873
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	94	104,039
JM Smucker Co. (The), 3.50%, 03/15/25	645	724,112
Kellogg Co.
3.25%, 04/01/26	400	450,242
3.40%, 11/15/27 (Call 08/15/27)	155	174,441
4.30%, 05/15/28 (Call 02/15/28)	205	243,436
McCormick & Co. Inc., 3.40%, 08/15/27 (Call 05/15/27)	520	587,056
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(b)	240	287,361
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	10	10,781
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	195	220,695
3.95%, 08/15/24 (Call 05/15/24)(b)	610	679,243

		5,081,681

Forest Products & Paper — 0.3%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	55	66,424
4.80%, 06/15/44 (Call 12/15/43)	315	386,052

		452,476

Gas — 0.1%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	170	186,368

Health Care - Products — 1.6%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	555	608,495
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	165	199,249
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	630	714,172
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	305	341,202
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	675	749,922

		2,613,040

Health Care - Services — 2.9%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	375	412,988
3.65%, 12/01/27 (Call 09/01/27)	490	562,714
4.10%, 03/01/28 (Call 12/01/27)	110	128,798
4.65%, 01/15/43	185	235,549
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	210	239,970
5.13%, 06/15/39 (Call 12/15/38)	660	820,422
5.50%, 06/15/47 (Call 12/15/46)	155	196,799
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	180	198,905
3.95%, 03/15/27 (Call 12/15/26)	122	140,389
3.95%, 08/15/49 (Call 02/15/49)	40	48,408
4.95%, 10/01/44 (Call 04/01/44)	280	376,502
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	650	724,715
3.60%, 09/01/27 (Call 06/01/27)	65	74,128
4.70%, 02/01/45 (Call 08/01/44)	103	131,919

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	$115	$130,481
4.20%, 06/30/29 (Call 03/30/29)	150	179,007

		4,601,694

Holding Companies - Diversified — 0.2%
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	190	190,126
4.25%, 01/15/26 (Call 12/15/25)	200	201,247

		391,373

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	165	203,039

Insurance — 3.0%
American Financial Group Inc., 4.50%, 06/15/47 (Call 12/15/46)	110	122,079
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	410	460,047
3.88%, 01/15/35 (Call 07/15/34)	44	51,169
3.90%, 04/01/26 (Call 01/01/26)	644	736,590
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	470	539,089
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	70	81,078
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	145	160,122
3.90%, 05/01/29 (Call 02/01/29)	180	205,560
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	638	729,700
5.00%, 04/20/48 (Call 10/20/47)	127	150,612
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)(c)	245	270,034
4.85%, 04/17/28 (Call 01/17/28)	200	221,817
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(b)	165	196,048
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	55	64,959
5.00%, 05/20/49 (Call 11/20/48)	150	197,292
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	85	110,977
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	165	204,449
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	155	169,728
4.50%, 09/15/28 (Call 06/15/28)	188	224,143

		4,895,493

Internet — 1.2%
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	550	617,447
4.10%, 04/13/25 (Call 03/13/25)(b)	320	363,111
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	285	312,996
3.60%, 06/05/27 (Call 03/05/27)	539	609,136

		1,902,690

Iron & Steel — 0.1%
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	215	236,265

Lodging — 1.2%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	40	40,512
3.50%, 08/18/26 (Call 06/18/26)	710	724,297
3.90%, 08/08/29 (Call 05/08/29)	130	131,499

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	$480	$539,048
Series R, 3.13%, 06/15/26 (Call 03/15/26)	470	471,838

		1,907,194

Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	160	173,897
4.95%, 09/15/28 (Call 06/15/28)	660	758,945
Xylem Inc., 3.25%, 11/01/26 (Call 08/01/26)	90	100,981

		1,033,823

Manufacturing — 1.2%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	100,191
General Electric Co.
5.88%, 01/14/38	505	583,151
6.75%, 03/15/32	400	501,150
6.88%, 01/10/39	605	771,001

		1,955,493

Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	50	53,283
5.38%, 04/01/38 (Call 10/01/37)	114	139,105
5.75%, 04/01/48 (Call 10/01/47)	115	144,290
6.38%, 10/23/35 (Call 04/23/35)	520	720,039
6.48%, 10/23/45 (Call 04/23/45)	560	764,552
Comcast Corp., 3.00%, 02/01/24 (Call 01/01/24)	617	667,036
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	75	90,106
NBCUniversal Media LLC, 5.95%, 04/01/41	65	96,906
Time Warner Cable LLC
6.55%, 05/01/37(b)	255	343,462
6.75%, 06/15/39	616	856,969

		3,875,748

Mining — 1.0%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	458	620,025
Southern Copper Corp.
5.25%, 11/08/42	40	51,120
5.88%, 04/23/45	335	464,876
6.75%, 04/16/40	305	440,065

		1,576,086

Oil & Gas — 2.9%
BP Capital Markets America Inc., 3.00%, 02/24/50 (Call 08/24/49)	125	123,107
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	800	887,024
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	400	441,368
ConocoPhillips Co., 6.95%, 04/15/29	501	700,584
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	510	543,240
5.60%, 02/15/41	395	454,959
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	315	356,830
4.65%, 11/15/34 (Call 05/15/34)	104	126,574
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	162	178,663
4.35%, 06/01/28 (Call 03/01/28)	145	165,242
6.63%, 06/15/37	506	685,332

		4,662,923

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	200	223,010

Security	Par (000)	Value

Pharmaceuticals — 7.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$490	$545,236
3.25%, 10/01/22 (Call 07/01/22)(c)	335	351,168
3.60%, 05/14/25 (Call 02/14/25)	515	574,778
4.25%, 11/14/28 (Call 08/14/28)	355	422,737
4.50%, 05/14/35 (Call 11/14/34)	352	435,007
4.70%, 05/14/45 (Call 11/14/44)	280	349,738
AstraZeneca PLC
4.00%, 09/18/42	153	189,020
6.45%, 09/15/37	385	595,380
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	431	488,895
3.73%, 12/15/24 (Call 09/15/24)	575	638,660
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)	45	50,393
3.40%, 03/15/50 (Call 09/15/49)	185	199,155
4.38%, 10/15/28 (Call 07/15/28)	695	832,511
4.80%, 07/15/46 (Call 01/16/46)	475	615,363
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	520	577,510
3.70%, 03/09/23 (Call 02/09/23)	44	47,373
4.30%, 03/25/28 (Call 12/25/27)	607	714,592
4.78%, 03/25/38 (Call 09/25/37)	669	822,069
5.13%, 07/20/45 (Call 01/20/45)	287	371,620
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	170	186,705
3.95%, 02/16/28 (Call 11/16/27)	195	228,461
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	410	459,366
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	247,690
Wyeth LLC, 5.95%, 04/01/37	490	726,236
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	280	312,403
3.25%, 02/01/23 (Call 11/01/22)	100	105,957
4.50%, 11/13/25 (Call 08/13/25)	345	406,703
4.70%, 02/01/43 (Call 08/01/42)	100	132,589

		11,627,315

Pipelines — 4.9%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	133	149,714
5.88%, 03/31/25 (Call 10/02/24)	720	832,135
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	600	698,569
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	625	724,111
5.30%, 12/01/34 (Call 06/01/34)	336	403,117
5.55%, 06/01/45 (Call 12/01/44)	416	515,373
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	170	193,363
5.63%, 03/01/25 (Call 12/01/24)	400	465,645
5.88%, 06/30/26 (Call 12/31/25)	445	535,212
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	670	752,566
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	130	150,999
4.88%, 01/15/26 (Call 10/15/25)	425	504,927
7.63%, 01/15/39	323	499,673
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	230	300,740

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	$400	$447,214
6.30%, 04/15/40	527	664,902

		7,838,260

Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	235	261,670
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	182,321
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	110	123,675
3.80%, 08/15/29 (Call 05/15/29)	100	115,676
3.95%, 03/15/29 (Call 12/15/28)	40	46,452
4.00%, 06/01/25 (Call 03/01/25)(b)	365	414,256
5.00%, 02/15/24	420	479,004
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	45	48,614
3.65%, 02/01/26 (Call 11/03/25)	620	692,276
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	420	453,367
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	85	96,310
4.45%, 02/15/26 (Call 11/15/25)	235	272,735
5.25%, 01/15/23	235	260,449
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	225	240,286
3.45%, 11/15/29 (Call 08/15/29)	220	240,249
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	75	86,732
3.70%, 08/15/27 (Call 05/15/27)	525	599,938
4.45%, 07/15/28 (Call 04/15/28)	205	245,596
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	760	831,250
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	230	243,129
3.75%, 07/01/27 (Call 04/01/27)	80	87,276
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	225	251,903
3.50%, 07/15/29 (Call 04/15/29)	220	247,030
3.88%, 08/15/24 (Call 05/15/24)	100	111,466
4.00%, 06/01/25 (Call 03/01/25)	305	343,780
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	227	220,790
Series I, 3.50%, 09/15/30 (Call 06/15/30)	100	98,831
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)(b)	185	192,470
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)(b)	115	125,955
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	110	123,593
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	90	96,502
Ventas Realty LP
4.00%, 03/01/28 (Call 12/01/27)	175	189,379
4.40%, 01/15/29 (Call 10/15/28)	25	28,034
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	690	777,364
4.13%, 03/15/29 (Call 09/15/28)	25	28,110
4.25%, 04/15/28 (Call 01/15/28)	166	188,172
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)(b)	395	453,853

		9,498,493

Retail — 2.5%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(b)	155	183,428
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	90	92,850

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	$95	$107,750
4.20%, 05/15/28 (Call 02/15/28)	650	767,017
Lowe’s Companies Inc., 4.38%, 09/15/45 (Call 03/15/45)	405	492,221
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	170	217,178
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	445	511,032
3.90%, 06/01/29 (Call 03/01/29)(b)	140	163,941
4.35%, 06/01/28 (Call 03/01/28)	165	195,434
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	230	265,034
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	689	757,564
4.80%, 11/18/44 (Call 05/18/44)	306	336,842

		4,090,291

Semiconductors — 4.3%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	249	283,220
3.90%, 12/15/25 (Call 09/15/25)	430	493,877
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	680	734,542
3.88%, 01/15/27 (Call 10/15/26)	140	155,278
Broadcom Inc.
4.11%, 09/15/28 (Call 06/15/28)	369	412,972
4.70%, 04/15/25 (Call 03/15/25)	200	228,609
4.75%, 04/15/29 (Call 01/15/29)	134	157,271
Intel Corp., 3.10%, 02/15/60 (Call 08/15/59)	600	642,636
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	130	156,264
4.65%, 11/01/24 (Call 08/01/24)	490	562,889
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	80	88,759
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	715	770,538
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	220	244,734
4.66%, 02/15/30 (Call 11/15/29)	190	221,486
4.98%, 02/06/26 (Call 12/06/25)	170	198,269
5.33%, 02/06/29 (Call 11/06/28)	240	286,872
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	260	292,281
5.35%, 03/01/26 (Call 01/01/26)(c)	320	382,836
5.55%, 12/01/28 (Call 09/01/28)(c)	120	150,610
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	450	486,605

		6,950,548

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	190	207,356
3.84%, 05/01/25 (Call 04/01/25)(c)	191	209,295

		416,651

Software — 2.8%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	615	704,223
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	105	119,135
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	50	56,141
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	511	584,609
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	235	262,838
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	325	368,795
4.20%, 10/01/28 (Call 07/01/28)	485	577,388

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	$265	$349,305
Oracle Corp., 3.40%, 07/08/24 (Call 04/08/24)	290	318,940
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	240	250,430
3.90%, 08/21/27 (Call 05/21/27)	716	794,992
4.50%, 05/15/25 (Call 04/15/25)	50	57,034

		4,443,830

Telecommunications — 7.7%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	550	612,042
3.50%, 06/01/41 (Call 12/01/40)	30	31,759
3.88%, 01/15/26 (Call 10/15/25)	170	193,658
4.13%, 02/17/26 (Call 11/17/25)	421	486,605
4.25%, 03/01/27 (Call 12/01/26)	372	436,094
4.35%, 03/01/29 (Call 12/01/28)	430	511,734
6.00%, 08/15/40 (Call 05/15/40)	480	645,328
6.25%, 03/29/41	225	311,678
6.38%, 03/01/41	449	636,330
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	435	544,910
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	495	779,931
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(b)	170	193,560
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	185	214,075
4.60%, 05/23/29 (Call 02/23/29)	525	616,373
Orange SA, 9.00%, 03/01/31	205	336,168
Telefonica Emisiones SA, 7.05%, 06/20/36	380	552,995
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(c)	765	845,265
3.75%, 04/15/27 (Call 02/15/27)(c)	540	610,875
3.88%, 04/15/30 (Call 01/15/30)(c)	40	45,849
4.50%, 04/15/50 (Call 10/15/49)(c)	25	30,513
Verizon Communications Inc.
4.13%, 03/16/27	589	697,060
4.27%, 01/15/36	330	404,892
4.40%, 11/01/34 (Call 05/01/34)	338	421,142
4.50%, 08/10/33	67	84,996
5.25%, 03/16/37	615	835,426
Vodafone Group PLC
5.00%, 05/30/38	510	640,795
6.15%, 02/27/37	440	620,449

		12,340,502

Toys, Games & Hobbies — 0.5%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	25	25,848
3.55%, 11/19/26 (Call 09/19/26)	225	237,597

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies (continued)
3.90%, 11/19/29 (Call 08/19/29)	$590	$619,758

		883,203

Transportation — 2.0%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	438	671,472
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	160	188,944
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)	585	676,009
4.55%, 04/01/46 (Call 10/01/45)	440	523,492
4.75%, 11/15/45 (Call 05/15/45)	95	115,115
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	210	242,838
United Parcel Service Inc., 6.20%, 01/15/38	475	723,082

		3,140,952

Total Corporate Bonds & Notes — 98.3% (Cost: $146,683,520)		158,406,068

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(d)(e)(f)	3,894	3,897,856
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(d)(e)	2,403	2,403,000

		6,300,856

Total Short-Term Investments — 3.9% (Cost: $6,297,321)		6,300,856

Total Investments in Securities — 102.2% (Cost: $152,980,841)		164,706,924

Other Assets, Less Liabilities — (2.2)%		(3,490,838)

Net Assets — 100.0%		$161,216,086

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® Investment Grade Bond Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,605,261	$—		$(1,707,451	)(a)	$(1,593)	$1,639	$3,897,856	3,894	$11,393	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	735,000	1,668,000	(a)	—		—	—	2,403,000	2,403	1,091		—

						$(1,593)	$1,639	$6,300,856		$12,484		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$158,406,068	$—	$158,406,068
Money Market Funds	6,300,856	—	—	6,300,856

	$6,300,856	$158,406,068	$—	$164,706,924

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Statements of Assets and Liabilities (unaudited)

August 31, 2020

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$38,402,543	$158,406,068
Affiliated(c)	3,435,995	6,300,856
Cash	4,939	7,304
Receivables:
Investments sold	1,132,319	1,197,294
Securities lending income — Affiliated	1,189	1,171
Dividends	72	222
Interest	654,817	1,657,019

Total assets	43,631,874	167,569,934

LIABILITIES
Collateral on securities loaned, at value	2,772,607	3,895,607
Payables:
Investments purchased	1,347,888	2,433,914
Investment advisory fees	11,680	24,327

Total liabilities	4,132,175	6,353,848

NET ASSETS	$39,499,699	$161,216,086

NET ASSETS CONSIST OF:
Paid-in capital	$40,119,098	$148,199,588
Accumulated earnings (loss)	(619,399)	13,016,498

NET ASSETS	$39,499,699	$161,216,086

Shares outstanding	800,000	2,950,000

Net asset value	$49.37	$54.65

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,672,829	$3,783,031
(b) Investments, at cost — Unaffiliated	$36,399,840	$146,683,520
(c) Investments, at cost — Affiliated	$3,433,067	$6,297,321

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2020

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,616	$1,091
Interest — Unaffiliated	1,198,400	1,993,830
Securities lending income — Affiliated — net	15,576	11,393

Total investment income	1,215,592	2,006,314

EXPENSES
Investment advisory fees	65,897	111,117
Miscellaneous	264	264

Total expenses	66,161	111,381

Net investment income	1,149,431	1,894,933

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,035,244)	141,724
Investments — Affiliated	(744)	(1,593)

Net realized gain (loss)	(2,035,988)	140,131

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,998,505	3,449,726
Investments — Affiliated	620	1,639

Net change in unrealized appreciation (depreciation)	1,999,125	3,451,365

Net realized and unrealized gain (loss)	(36,863)	3,591,496

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,112,568	$5,486,429

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	20

Statements of Changes in Net Assets

	iShares High Yield Bond Factor ETF		iShares Investment Grade Bond Factor ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,149,431	$1,567,360	$1,894,933	$3,408,892
Net realized gain (loss)	(2,035,988)	(430,802)	140,131	3,405,041
Net change in unrealized appreciation (depreciation)	1,999,125	160,999	3,451,365	7,768,630

Net increase in net assets resulting from operations	1,112,568	1,297,557	5,486,429	14,582,563

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,157,544)	(1,515,602)	(1,867,941)	(5,248,264)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	22,600,807	64,077,372	(12,462,221)

NET ASSETS
Total increase (decrease) in net assets	(44,976)	22,382,762	67,695,860	(3,127,922)
Beginning of period	39,544,675	17,161,913	93,520,226	96,648,148

End of period	$39,499,699	$39,544,675	$161,216,086	$93,520,226

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares High Yield Bond Factor ETF

	Six Months Ended				Period From
	08/31/20		Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$49.43		$49.03	$49.99	$49.90

Net investment income(b)	1.44		2.88	2.92	1.78
Net realized and unrealized gain (loss)(c)		(0.05)	0.39	(0.98)		(0.11)

Net increase from investment operations	1.39		3.27	1.94	1.67

Distributions(d)
From net investment income		(1.45)	(2.87)	(2.90)		(1.58)

Total distributions		(1.45)	(2.87)	(2.90)		(1.58)

Net asset value, end of period	$49.37		$49.43	$49.03	$49.99

Total Return
Based on net asset value	3.08	%(e)	6.78%	4.08%	3.35	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35%	0.35	%(f)

Net investment income	6.11	%(f)	5.77%	5.99%	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$39,500		$39,545	$17,162	$12,497

Portfolio turnover rate(g)	32	%(e)	46%	59%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	22

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Bond Factor ETF

	Six Months Ended				Period From
	08/31/20		Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$53.44		$48.32	$48.85	$49.90

Net investment income(b)	0.82		1.88	1.88	1.05
Net realized and unrealized gain (loss)(c)	1.24		6.14	(0.69)		(1.16)

Net increase (decrease) from investment operations	2.06		8.02	1.19		(0.11)

Distributions(d)
From net investment income		(0.85)	(1.85)	(1.72)		(0.94)
From net realized gain	—		(1.05)	—	—

Total distributions		(0.85)	(2.90)	(1.72)		(0.94)

Net asset value, end of period	$54.65		$53.44	$48.32	$48.85

Total Return
Based on net asset value	3.96	%(e)	16.96%	2.54%	(0.23	)%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Net investment income	3.07	%(f)	3.67%	3.95%	3.29	%(f)

Supplemental Data
Net assets, end of period (000)	$161,216		$93,520	$96,648	$9,771

Portfolio turnover rate(g)	21	%(e)	75%	63%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

High Yield Bond Factor(a)	Diversified
Investment Grade Bond Factor(b)	Diversified

(a)	Formerly the iShares Edge High Yield Defensive Bond ETF.
(b)	Formerly the iShares Edge Investment Grade Enhanced Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	24

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

High Yield Bond Factor
Barclays Bank PLC	$191,586	$191,586		$—	$—
Credit Suisse Securities (USA) LLC	53,645	53,645		—	—
Goldman Sachs & Co.	1,047,379	1,047,379		—	—
JPMorgan Securities LLC	1,109,132	1,109,132		—	—
Morgan Stanley & Co. LLC	271,087	271,087		—	—

	$2,672,829	$2,672,829		$—	$—

Investment Grade Bond Factor
Barclays Bank PLC	$281,680	$281,680		$—	$—
BofA Securities, Inc.	124,924	124,924		—	—
Credit Suisse Securities (USA) LLC	181,406	181,406		—	—
JPMorgan Securities LLC	604,605	604,605		—	—
Morgan Stanley & Co. LLC	1,355,517	1,355,517		—	—
Pershing LLC	190,588	190,588		—	—
Wells Fargo Securities LLC	1,044,311	1,044,311		—	—

	$3,783,031	$3,783,031		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

High Yield Bond Factor	0.35%
Investment Grade Bond Factor	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	26

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

High Yield Bond Factor	$4,178
Investment Grade Bond Factor	3,248

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities

iShares ETF	Purchases	Sales

High Yield Bond Factor	$12,398,547	$11,523,271
Investment Grade Bond Factor	88,758,492	26,126,182

There were no in-kind transactions for the six months ended August 31, 2020.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 29, 2020, the iShares High Yield Bond Factor ETF had non-expiring capital loss carryforwards available to offset future realized capital gains of $701,721.

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

High Yield Bond Factor	$39,891,834	$2,179,357	$(232,653)	$1,946,704
Investment Grade Bond Factor	153,059,128	11,831,208	(183,412)	11,647,796

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

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Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/20		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

High Yield Bond Factor
Shares sold	—	$—	450,000	$22,600,807

N O T E S T O F I N A N C I A L S T A T E M E N T S	28

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/20		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Investment Grade Bond Factor
Shares sold	1,200,000	$64,077,372	450,000	$23,299,370
Shares redeemed	—	—	(700,000)	(35,761,591)

Net increase (decrease)	1,200,000	$64,077,372	(250,000)	$(12,462,221)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares High Yield Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	30

Board Review and Approval of Investment Advisory Contract (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Investment Grade Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	32

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

High Yield Bond Factor(a)	$1.425961	$—	$0.020969	$1.446930	99%	—%	1%	100%
Investment Grade Bond Factor(a)	0.830365	—	0.019614	0.849979	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	34

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-208-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

•	iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca

•	iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.63%	21.94%

U.S. small cap equities (Russell 2000® Index)	6.57	6.02

International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13

Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) (formerly the iShares ESG 1-5 Year USD Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.49%	5.09%	3.89%	5.09%	12.75%
Fund Market	2.56	4.99	3.95	4.99	12.94
Index	2.79	5.55	4.17	5.55	13.66

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,024.90	$ 0.61		$ 1,000.00	$ 1,024.60	$ 0.61		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.1%
Aa	10.3
A	42.1
Baa	42.7
Ba	1.6
Not Rated	1.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	0.1%
1-2 Years	22.3
2-3 Years	27.1
3-4 Years	25.8
4-5 Years	21.2
5-6 Years	3.0
8-9 Years	0.1
9-10 Years	0.3
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) (formerly the iShares ESG U.S. Aggregate Bond ETF ) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg Barclays MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.06%	6.40%	9.70%	6.40%	18.91%
Fund Market	1.36	6.33	9.78	6.33	19.07
Index	3.10	6.64	9.81	6.64	19.11

The inception date of the Fund was 10/18/18. The first day of secondary market trading was 10/23/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,030.60	$ 0.41		$ 1,000.00	$ 1,024.80	$ 0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	66.9%
Corporate Bonds & Notes	29.6
Foreign Government Obligations	3.7
Collaterized Mortgage Obligations	0.7
Asset-Backed Securities	0.2
Municipal Debt Obligations	0.0	(b)
TBA Sales Commitments	(1.1)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	70.5%
Aa	2.5
A	10.1
Baa	15.5
Ba	0.7
Not Rated	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (“the Fund”) (formerly the iShares ESG USD Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg Barclays MSCI US Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.10%	7.53%	6.56%	7.53%	22.11%
Fund Market	3.13	7.55	6.63	7.55	22.33
Index	3.57	8.14	6.89	8.14	23.26

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,031.00	$ 0.92		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.6%
Aa	7.1
A	38.2
Baa	49.5
Ba	1.7
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	29.3%
5-10 Years	29.8
10-15 Years	4.8
15-20 Years	7.9
More than 20 Years	28.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	6

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$118	$130,663
WPP Finance 2010
3.63%, 09/07/22	673	706,818
3.75%, 09/19/24	1,372	1,504,165

		2,341,646

Aerospace & Defense — 0.4%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	25	26,805
6.88%, 05/01/25 (Call 04/01/25)	765	869,086
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)(a)	370	415,969

		1,311,860

Agriculture — 0.8%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,548	1,610,183
4.35%, 03/15/24 (Call 02/15/24)	1,315	1,446,645

		3,056,828

Airlines — 0.1%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	205	223,257

Apparel — 0.4%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	276	288,037
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(b)	369	378,269
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)(a)	513	513,811
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	396	421,015

		1,601,132

Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.95%, 05/20/22	172	176,355
2.05%, 01/10/23	116	120,205
2.15%, 09/10/24	473	498,712
2.20%, 06/27/22	182	187,759
2.40%, 06/27/24	146	154,716
2.60%, 11/16/22	175	183,031
2.90%, 02/16/24	279	299,415
3.38%, 12/10/21	80	82,963
3.45%, 07/14/23	138	149,097
3.55%, 01/12/24	635	694,893
3.63%, 10/10/23	419	457,297
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	816	891,243
General Motors Co., 4.00%, 04/01/25	500	540,165
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	500	518,860
3.50%, 11/07/24 (Call 09/07/24)(a)	13	13,784
3.70%, 05/09/23 (Call 03/09/23)	211	221,172
3.95%, 04/13/24 (Call 02/13/24)	147	157,008
4.00%, 01/15/25 (Call 10/15/24)	500	538,000
4.15%, 06/19/23 (Call 05/19/23)	189	201,330
4.25%, 05/15/23	113	120,711
4.35%, 04/09/25 (Call 02/09/25)	200	218,840
5.10%, 01/17/24 (Call 12/17/23)	162	177,981
Toyota Motor Credit Corp.
1.80%, 02/13/25	118	123,461
3.00%, 04/01/25	210	230,962
3.40%, 04/14/25	15	16,806

		6,974,766

Security	Par (000)	Value

Auto Parts & Equipment — 0.4%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	$718	$791,631
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	316	344,263
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	179	197,902

		1,333,796

Banks — 29.3%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	50,741
2.63%, 05/19/22	715	743,107
2.63%, 11/09/22(a)	580	608,762
Banco Santander SA, 3.85%, 04/12/23	100	107,391
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	400	406,208
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(c)	209	211,675
2.02%, 02/13/26 (Call 02/13/25)(c)	1,360	1,418,004
2.46%, 10/22/25 (Call 10/22/24)(c)	337	357,038
3.00%, 12/20/23 (Call 12/20/22)(c)	448	472,165
3.09%, 10/01/25 (Call 10/01/24)(c)	75	81,506
3.37%, 01/23/26 (Call 01/23/25)(c)	10	11,001
3.46%, 03/15/25 (Call 03/15/24)(c)	566	618,106
3.55%, 03/05/24 (Call 03/05/23)(c)	512	548,122
3.86%, 07/23/24 (Call 07/23/23)(c)	580	631,365
4.00%, 04/01/24	279	311,545
4.00%, 01/22/25	92	102,936
4.10%, 07/24/23	272	299,904
4.13%, 01/22/24	35	39,110
4.20%, 08/26/24	259	290,396
Series L, 3.95%, 04/21/25	258	290,041
Bank of Montreal
1.85%, 05/01/25	25	26,235
2.05%, 11/01/22	412	426,523
2.35%, 09/11/22	967	1,007,063
2.50%, 06/28/24	778	832,444
2.55%, 11/06/22 (Call 10/06/22)	939	981,743
2.90%, 03/26/22	928	965,306
4.34%, 10/05/28 (Call 10/05/23)(c)	341	369,821
Series E, 3.30%, 02/05/24	747	814,925
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	570	594,704
1.95%, 08/23/22	322	332,513
2.10%, 10/24/24	513	546,868
2.20%, 08/16/23 (Call 06/16/23)	1,109	1,162,920
2.60%, 02/07/22 (Call 01/07/22)(a)	262	270,153
2.66%, 05/16/23 (Call 05/16/22)(c)	608	630,654
2.95%, 01/29/23 (Call 12/29/22)	277	293,432
3.25%, 09/11/24 (Call 08/11/24)	64	70,687
3.40%, 05/15/24 (Call 04/15/24)	278	307,007
3.45%, 08/11/23	385	419,685
3.50%, 04/28/23	534	579,726
3.55%, 09/23/21 (Call 08/23/21)	165	170,249
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	420	463,516
Bank of Nova Scotia (The)
1.30%, 06/11/25	556	568,883
2.00%, 11/15/22	364	376,522
2.20%, 02/03/25	1,532	1,628,087
2.38%, 01/18/23	208	217,316
2.45%, 09/19/22	611	637,187
2.70%, 03/07/22	1,392	1,443,351
3.40%, 02/11/24	646	706,395
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(c)	385	406,860

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.68%, 01/10/23 (Call 01/10/22)	$200	$207,416
3.93%, 05/07/25 (Call 05/07/24)(c)	605	657,060
4.34%, 05/16/24 (Call 05/16/23)(c)	390	422,405
4.61%, 02/15/23 (Call 02/15/22)(c)	255	268,163
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	785	807,145
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	450	465,156
BNP Paribas SA
3.25%, 03/03/23	481	514,819
4.25%, 10/15/24	280	312,519
BPCE SA
2.75%, 12/02/21	723	744,589
4.00%, 04/15/24	250	278,698
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	701	744,294
2.55%, 06/16/22	1,682	1,748,456
2.61%, 07/22/23 (Call 07/22/22)(c)	417	433,342
3.10%, 04/02/24	884	956,983
3.50%, 09/13/23	1,485	1,621,754
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(c)	1,023	1,065,618
3.11%, 04/08/26 (Call 04/08/25)(c)	450	489,505
3.30%, 04/27/25	100	111,041
3.35%, 04/24/25 (Call 04/24/24)(c)	421	457,699
3.38%, 03/01/23(a)	239	254,999
3.50%, 05/15/23	499	534,753
3.75%, 06/16/24	141	156,566
4.00%, 08/05/24	84	93,117
4.04%, 06/01/24 (Call 06/01/23)(c)	800	870,304
4.40%, 06/10/25	25	28,511
Citizens Bank N.A./Providence RI, 3.25%, 02/14/22 (Call 01/14/22)	300	311,301
Comerica Bank, 2.50%, 07/23/24(a)	309	328,801
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,206	1,307,871
Cooperatieve Rabobank UA, 3.88%, 02/08/22	629	660,884
Credit Suisse AG/New York NY
2.10%, 11/12/21(a)	535	546,107
3.63%, 09/09/24	50	55,742
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	255	275,533
Deutsche Bank AG/London, 3.70%, 05/30/24	227	242,229
Deutsche Bank AG/New York NY
3.30%, 11/16/22	474	490,742
3.95%, 02/27/23	495	523,146
3.96%, 11/26/25 (Call 11/26/24)(c)	1,000	1,074,490
4.25%, 10/14/21	350	361,756
Series D, 5.00%, 02/14/22	100	105,049
Goldman Sachs Group Inc. (The)
2.88%, 10/31/22 (Call 10/31/21)(c)	367	376,538
2.91%, 06/05/23 (Call 06/05/22)(c)	357	370,837
2.91%, 07/24/23 (Call 07/24/22)(c)	347	361,855
3.00%, 04/26/22 (Call 04/26/21)	515	523,240
3.20%, 02/23/23 (Call 01/23/23)	514	546,973
3.27%, 09/29/25 (Call 09/29/24)(c)	706	768,792
3.50%, 04/01/25 (Call 03/01/25)	184	204,043
3.63%, 01/22/23	414	444,301
3.63%, 02/20/24 (Call 01/20/24)	431	470,682
3.85%, 07/08/24 (Call 04/08/24)	159	175,705
4.00%, 03/03/24	719	795,868

Security	Par (000)	Value

Banks (continued)
5.75%, 01/24/22	$1,319	$1,415,788
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25)(c)	500	512,855
2.63%, 11/07/25 (Call 11/07/24)(c)	215	225,883
3.80%, 03/11/25 (Call 03/11/24)(c)	555	601,492
4.00%, 03/30/22	381	401,464
4.25%, 03/14/24	75	82,058
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	356	381,422
ING Groep NV
3.15%, 03/29/22	708	736,766
3.55%, 04/09/24(a)	517	566,482
4.10%, 10/02/23	335	369,073
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	750	833,887
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(c)	818	855,350
2.08%, 04/22/26 (Call 04/22/25)(c)	823	864,957
2.30%, 10/15/25 (Call 10/15/24)(c)	74	78,078
3.22%, 03/01/25 (Call 03/01/24)(c)	372	401,983
3.63%, 05/13/24	148	163,729
3.88%, 09/10/24	179	199,388
4.02%, 12/05/24 (Call 12/05/23)(c)	811	895,587
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	258,528
2.50%, 11/22/21	250	256,390
3.38%, 03/07/23	250	267,653
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	885	929,914
2.86%, 03/17/23 (Call 03/17/22)(c)	300	309,792
3.90%, 03/12/24	200	219,796
4.05%, 08/16/23(a)	110	120,261
4.50%, 11/04/24	255	281,846
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	520	547,040
2.95%, 03/01/21	250	253,040
3.41%, 03/07/24	229	249,246
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25)(c)	750	783,345
2.56%, 09/13/25 (Call 09/13/24)(c)	300	316,347
2.72%, 07/16/23 (Call 07/16/22)(c)	305	316,181
2.84%, 07/16/25 (Call 07/16/24)(c)	200	212,880
2.95%, 02/28/22(a)	839	869,615
3.55%, 03/05/23	300	321,270
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	290	305,680
2.63%, 11/17/21	947	972,048
2.72%, 07/22/25 (Call 07/22/24)(c)	431	461,183
2.75%, 05/19/22	1,243	1,290,868
3.13%, 01/23/23	658	697,539
3.70%, 10/23/24	988	1,103,685
3.74%, 04/24/24 (Call 04/24/23)(c)	1,194	1,290,344
3.75%, 02/25/23	813	877,333
4.00%, 07/23/25	147	168,375
4.10%, 05/22/23	168	182,935
4.88%, 11/01/22	910	989,852
Series F, 3.88%, 04/29/24	526	584,933
National Australia Bank Ltd./New York
2.50%, 05/22/22	370	383,605
2.80%, 01/10/22(a)	660	682,321

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Natwest Group PLC
3.75%, 11/01/29 (Call 11/01/24)(c)	$450	$474,178
3.88%, 09/12/23	395	428,421
4.52%, 06/25/24 (Call 06/25/23)(c)	515	561,618
5.13%, 05/28/24	390	430,696
6.00%, 12/19/23	627	706,109
6.10%, 06/10/23	371	411,799
6.13%, 12/15/22	229	251,053
Northern Trust Corp., 2.38%, 08/02/22	555	576,773
PNC Bank N.A., 3.50%, 06/08/23 (Call 05/09/23)	362	391,072
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	205	218,237
2.85%, 11/09/22(d)	266	279,925
3.30%, 03/08/22 (Call 02/06/22)(a)	356	370,991
3.50%, 01/23/24 (Call 12/23/23)	1,085	1,188,943
3.90%, 04/29/24 (Call 03/29/24)	60	66,578
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	162	172,063
2.75%, 08/14/22 (Call 07/14/22)(a)	390	406,193
3.80%, 08/14/23 (Call 07/14/23)	166	181,091
Royal Bank of Canada
1.15%, 06/10/25	275	280,027
2.25%, 11/01/24	398	423,743
2.55%, 07/16/24	394	423,507
2.75%, 02/01/22	340	351,829
2.80%, 04/29/22	242	251,786
3.70%, 10/05/23	329	361,166
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,159	1,214,702
3.45%, 06/02/25 (Call 05/02/25)	15	16,161
3.50%, 06/07/24 (Call 05/07/24)	276	296,882
3.70%, 03/28/22 (Call 02/28/22)(a)	107	111,094
4.45%, 12/03/21 (Call 11/03/21)	35	36,425
4.50%, 07/17/25 (Call 04/17/25)	15	16,619
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(c)	335	351,917
3.57%, 01/10/23 (Call 01/10/22)	615	636,396
4.80%, 11/15/24 (Call 11/15/23)(c)	500	555,785
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	800	813,368
2.80%, 03/11/22	439	455,010
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(c)	701	747,336
2.65%, 05/15/23 (Call 05/15/22)(c)	1,467	1,524,506
2.90%, 03/30/26 (Call 03/30/25)(b)(c)	250	273,048
3.10%, 05/15/23	623	667,002
3.70%, 11/20/23	139	153,612
3.78%, 12/03/24 (Call 12/03/23)(c)	221	243,599
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	1,010	1,071,267
2.44%, 10/19/21	116	118,600
2.45%, 09/27/24	700	744,597
2.70%, 07/16/24	400	427,804
2.78%, 07/12/22	478	497,966
2.78%, 10/18/22	603	631,594
2.85%, 01/11/22	196	202,301
3.10%, 01/17/23	773	819,728
3.75%, 07/19/23	387	421,428
Toronto-Dominion Bank (The)
1.15%, 06/12/25	466	476,373

Security	Par (000)	Value

Banks (continued)
1.90%, 12/01/22	$616	$636,944
2.65%, 06/12/24	1,226	1,318,735
3.25%, 03/11/24	730	797,445
3.50%, 07/19/23	1,233	1,345,844
Truist Bank, 2.64%, 09/17/29 (Call 09/17/24)(c)	121	125,083
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	126	134,694
2.85%, 10/26/24 (Call 09/26/24)	173	188,990
3.20%, 09/03/21 (Call 08/03/21)	42	43,117
3.75%, 12/06/23 (Call 11/06/23)	369	406,597
Westpac Banking Corp.
2.35%, 02/19/25	603	645,011
2.50%, 06/28/22	537	558,233
2.75%, 01/11/23	764	805,302
2.80%, 01/11/22	646	667,925
2.89%, 02/04/30 (Call 02/04/25)(c)	431	446,240
3.30%, 02/26/24	485	528,500
3.65%, 05/15/23	538	583,789

		108,472,749

Beverages — 3.8%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	145	151,983
3.30%, 02/01/23 (Call 12/01/22)	585	622,545
3.70%, 02/01/24	466	513,061
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	442	482,032
Coca-Cola Co. (The)
1.55%, 09/01/21	103	104,334
1.75%, 09/06/24	209	219,431
2.20%, 05/25/22	15	15,501
3.20%, 11/01/23	371	403,882
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	1,450	1,532,737
2.63%, 04/29/23 (Call 01/29/23)	1,019	1,071,163
3.50%, 09/18/23 (Call 08/18/23)	900	976,833
Diageo Investment Corp., 2.88%, 05/11/22	1,254	1,306,505
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	137	147,522
4.06%, 05/25/23 (Call 04/25/23)	538	587,717
Molson Coors Beverage Co., 3.50%, 05/01/22	140	146,202
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	712	722,310
2.25%, 05/02/22 (Call 04/02/22)	632	651,668
2.75%, 03/05/22	1,893	1,963,136
2.75%, 03/01/23	1,396	1,478,936
3.10%, 07/17/22 (Call 05/17/22)	967	1,012,700
3.50%, 07/17/25 (Call 04/17/25)	60	67,864

		14,178,062

Biotechnology — 1.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	55	57,803
2.25%, 08/19/23 (Call 06/19/23)(a)	58	60,832
2.65%, 05/11/22 (Call 04/11/22)	397	411,340
2.70%, 05/01/22 (Call 03/01/22)	90	93,037
3.63%, 05/15/22 (Call 02/15/22)(a)	517	541,237
3.63%, 05/22/24 (Call 02/22/24)	970	1,070,230
3.88%, 11/15/21 (Call 08/15/21)	179	184,799
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	277	283,310

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.50%, 09/01/23 (Call 07/01/23)	$565	$597,798
3.25%, 09/01/22 (Call 07/01/22)	405	426,526
3.70%, 04/01/24 (Call 01/01/24)	1,240	1,368,786
4.40%, 12/01/21 (Call 09/01/21)	152	158,164

		5,253,862

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	253	278,070
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	18	19,489
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	87	91,548

		389,107

Chemicals — 1.9%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	161	172,184
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	98	105,893
3.50%, 10/01/24 (Call 07/01/24)	135	148,025
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	798	881,742
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	1,741	1,806,340
3.25%, 01/14/23 (Call 11/14/22)	699	741,520
4.35%, 12/08/21	1,216	1,274,477
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	306	318,249
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	461	481,381
3.75%, 11/15/21 (Call 08/15/21)	282	288,568
4.25%, 11/15/23 (Call 08/15/23)	368	399,468
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	398	423,340
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	33	34,249
3.13%, 06/01/24 (Call 04/01/24)	98	106,439

		7,181,875

Commercial Services — 1.5%
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	766	825,825
4.13%, 08/01/23 (Call 07/01/23)	815	891,634
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	44	46,119
2.75%, 12/15/21 (Call 09/03/20)	179	184,348
4.50%, 09/01/22 (Call 06/01/22)	168	180,052
4.88%, 02/15/24 (Call 11/15/23)(a)	283	320,274
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,232	1,282,130
2.40%, 10/01/24 (Call 09/01/24)	587	626,981
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,257	1,343,054

		5,700,417

Computers — 3.4%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	20	20,524
1.80%, 09/11/24 (Call 08/11/24)	133	139,774
2.85%, 05/11/24 (Call 03/11/24)	106	114,714
3.00%, 02/09/24 (Call 12/09/23)	468	506,109
3.45%, 05/06/24	251	277,699
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	244	263,947
5.45%, 06/15/23 (Call 04/15/23)(b)	967	1,067,539
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)(a)	157	170,563

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	$311	$322,435
3.50%, 10/05/21 (Call 09/05/21)	57	58,703
4.40%, 10/15/22 (Call 08/15/22)	1,227	1,314,816
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	899	948,211
4.05%, 09/15/22	189	201,705
IBM Credit LLC
2.20%, 09/08/22	175	181,512
3.00%, 02/06/23	125	132,908
International Business Machines Corp.
1.88%, 08/01/22	845	869,902
2.50%, 01/27/22	648	667,945
2.85%, 05/13/22(a)	1,090	1,136,423
2.88%, 11/09/22	570	600,991
3.00%, 05/15/24	1,536	1,669,832
3.38%, 08/01/23	106	114,999
3.63%, 02/12/24	734	809,470
Seagate HDD Cayman
4.75%, 06/01/23	572	616,833
4.88%, 03/01/24 (Call 01/01/24)	207	226,754

		12,434,308

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	259	269,464
2.10%, 05/01/23	276	288,922
2.25%, 11/15/22	201	209,490
2.30%, 05/03/22	110	113,769
2.45%, 11/15/21	143	146,722
3.25%, 03/15/24	1,048	1,150,914
Procter & Gamble Co. (The)
1.70%, 11/03/21	193	196,252
2.15%, 08/11/22	1,638	1,698,688
2.30%, 02/06/22(a)	370	380,941
3.10%, 08/15/23	713	772,493
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	105	112,547
3.00%, 03/07/22	345	359,207
3.25%, 03/07/24 (Call 02/07/24)	100	109,083

		5,808,492

Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	314	329,543

Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	250	239,170
3.50%, 01/15/25 (Call 11/15/24)	500	485,245
4.13%, 07/03/23 (Call 06/03/23)	500	505,665
Affiliated Managers Group Inc., 4.25%, 02/15/24	35	38,581
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)	500	488,465
3.25%, 03/01/25 (Call 01/01/25)	25	25,379
4.25%, 02/01/24 (Call 01/01/24)	474	495,235
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	197	190,948
4.40%, 09/25/23 (Call 08/25/23)	291	287,854
5.00%, 04/01/23	301	302,400
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	247	262,860
4.13%, 02/13/22	350	363,030

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 05/19/22	$306	$322,239
4.63%, 03/30/25(a)	113	125,045
5.13%, 09/30/24	498	557,182
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,035	1,074,289
2.50%, 07/30/24 (Call 06/30/24)(a)	920	984,731
2.65%, 12/02/22	1,175	1,233,785
2.75%, 05/20/22 (Call 04/20/22)	338	350,871
3.00%, 10/30/24 (Call 09/29/24)	598	651,748
3.40%, 02/27/23 (Call 01/27/23)	511	546,755
3.40%, 02/22/24 (Call 01/22/24)	770	843,858
3.70%, 11/05/21 (Call 10/05/21)	247	256,102
3.70%, 08/03/23 (Call 07/03/23)	791	861,747
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	651	672,991
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	164	179,700
3.70%, 10/15/24	80	89,994
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	124	124,133
5.38%, 07/24/23	198	208,191
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	579	638,788
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	200	218,190
3.30%, 10/30/24 (Call 09/30/24)	148	161,113
Charles Schwab Corp. (The), 4.20%, 03/24/25 (Call 02/24/25)	68	78,829
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	265	289,412
3.95%, 11/06/24 (Call 08/06/24)	215	236,109
Franklin Resources Inc., 2.85%, 03/30/25(a)	260	284,768
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	465	492,853
International Lease Finance Corp., 5.88%, 08/15/22	448	484,288
Invesco Finance PLC
3.13%, 11/30/22	368	389,219
4.00%, 01/30/24	786	862,399
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	91	92,810
3.38%, 04/01/24	831	918,654
ORIX Corp.
2.90%, 07/18/22	75	77,950
3.25%, 12/04/24	50	54,390
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	275	296,076
4.38%, 03/19/24 (Call 02/19/24)	266	286,503
4.50%, 07/23/25 (Call 04/23/25)	15	16,380
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)	1,241	1,286,545
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)(a)	1,062	1,124,095
3.60%, 03/15/22 (Call 02/15/22)	903	939,120
4.25%, 06/09/23 (Call 05/09/23)	318	343,663

		22,340,347

Electric — 6.0%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	835	913,866
3.20%, 04/15/25 (Call 03/15/25)	3,187	3,519,818
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	28	30,027
3.50%, 11/15/21 (Call 08/15/21)	72	74,069

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	$171	$178,365
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	149	162,258
Edison International
2.95%, 03/15/23 (Call 01/15/23)	513	526,179
3.55%, 11/15/24 (Call 10/15/24)	254	270,576
4.95%, 04/15/25 (Call 03/15/25)	248	272,621
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	287	301,941
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,515	1,565,889
Series L, 2.90%, 10/01/24 (Call 08/01/24)	426	461,209
Series N, 3.80%, 12/01/23 (Call 11/01/23)	386	423,963
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	583	609,958
3.95%, 06/15/25 (Call 03/15/25)	617	706,317
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	825	910,990
3.40%, 03/15/22 (Call 02/15/22)	718	748,343
4.25%, 06/15/22 (Call 03/15/22)	576	611,701
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	862	906,445
2.85%, 04/01/25 (Call 03/01/25)	1,673	1,838,058
3.25%, 06/01/24 (Call 12/01/23)	58	62,954
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	127	132,683
3.65%, 06/15/24 (Call 03/15/24)	133	145,986
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (Call 04/30/23)(c)	195	199,614
NextEra Energy Capital Holdings Inc.
2.75%, 05/01/25 (Call 04/01/25)	676	735,596
2.80%, 01/15/23 (Call 12/15/22)	464	488,063
2.90%, 04/01/22	567	589,130
3.15%, 04/01/24 (Call 03/01/24)	1,188	1,289,990
3.20%, 02/25/22	88	91,655
3.30%, 08/15/22	186	196,139
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	288	298,322
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	46	46,529
2.38%, 09/15/22 (Call 06/15/22)	30	31,074
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	73	79,941
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	45	48,663
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	132	143,365
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)(a)	65	70,224
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	205	208,503
2.88%, 06/15/24 (Call 05/15/24)	655	706,607
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	438	472,392
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	687	750,369
4.05%, 12/01/23 (Call 09/01/23)	467	511,594

		22,331,986

Electronics — 1.5%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	501	525,739
3.88%, 07/15/23 (Call 04/15/23)	373	404,869

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	$24	$25,482
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	119	128,094
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	108	111,366
4.88%, 12/01/22	155	166,929
Flex Ltd., 5.00%, 02/15/23	308	336,533
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	1,200	1,236,612
1.85%, 11/01/21 (Call 10/01/21)	1,102	1,120,855
2.30%, 08/15/24 (Call 07/15/24)	407	434,456
3.35%, 12/01/23	85	92,879
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	18	20,351
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	222	235,373
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	262	281,370
4.75%, 12/01/24 (Call 09/01/24)	13	14,358
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	40	43,504
3.50%, 02/03/22 (Call 11/03/21)	215	222,665

		5,401,435

Food — 2.1%
Campbell Soup Co.
2.50%, 08/02/22	495	512,597
3.65%, 03/15/23 (Call 02/15/23)	702	750,922
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	265	296,548
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	882	919,750
3.15%, 12/15/21 (Call 09/15/21)	918	942,988
3.65%, 02/15/24 (Call 11/15/23)	143	156,548
3.70%, 10/17/23 (Call 09/17/23)	747	818,458
Hershey Co. (The), 0.90%, 06/01/25 (Call 05/01/25)	30	30,276
Kellogg Co.
2.65%, 12/01/23	761	808,524
3.13%, 05/17/22	358	373,430
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	241	265,512
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	495	540,382
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,118	1,157,667
4.00%, 02/01/24 (Call 11/01/23)	23	25,526

		7,599,128

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	250	272,042
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	46	47,363
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(a)	23	25,063
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	287	317,138

		661,606

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	114	118,122
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	73	79,922
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	245	267,650

		465,694

Health Care - Products — 0.4%
Boston Scientific Corp., 3.85%, 05/15/25	10	11,359
Medtronic Inc., 3.50%, 03/15/25	1,078	1,213,418
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	240	275,467

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	$38	$42,250

		1,542,494

Health Care - Services — 1.0%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	462	488,380
3.50%, 11/15/24 (Call 08/15/24)	201	221,351
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	349	372,408
HCA Inc.
4.75%, 05/01/23(a)	831	913,194
5.00%, 03/15/24	670	757,315
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	194	214,880
4.50%, 04/01/25 (Call 03/01/25)	138	159,434
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	209	229,217
4.00%, 11/01/23 (Call 08/01/23)	30	32,794
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	281	312,205

		3,701,178

Household Products & Wares — 0.3%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	507	530,829
3.50%, 12/15/24 (Call 09/15/24)	33	36,746
3.80%, 11/15/21	316	328,713
Kimberly-Clark Corp.
2.40%, 03/01/22	151	155,537
2.40%, 06/01/23	70	73,726

		1,125,551

Insurance — 1.4%
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	430	461,790
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	574	618,221
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	652	671,847
3.30%, 03/14/23 (Call 01/14/23)	166	176,372
3.50%, 06/03/24 (Call 03/03/24)	399	437,487
3.88%, 03/15/24 (Call 02/15/24)	751	832,987
MetLife Inc., 3.00%, 03/01/25	15	16,629
Prudential Financial Inc.
3.50%, 05/15/24	174	193,399
4.50%, 11/16/21	155	162,677
5.20%, 03/15/44 (Call 03/15/24)(c)	192	203,572
5.63%, 06/15/43 (Call 06/15/23)(c)	332	356,140
5.88%, 09/15/42 (Call 09/15/22)(c)	377	402,315
Sompo International Holdings Ltd., 4.70%, 10/15/22	345	366,207
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	49	52,776
5.65%, 05/15/53 (Call 05/15/23)(c)	38	39,733
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	120	131,321

		5,123,473

Internet — 0.4%
Alphabet Inc., 3.38%, 02/25/24	512	564,874
Amazon.com Inc., 0.80%, 06/03/25 (Call 05/03/25)	163	165,124
Booking Holdings Inc., 4.10%, 04/13/25 (Call 03/13/25)	193	219,312
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	367	385,038
3.45%, 08/01/24 (Call 05/01/24)	100	109,997
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	82	85,806

		1,530,151

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	$134	$144,455

Lodging — 0.7%
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	15	14,915
3.20%, 08/08/24 (Call 07/08/24)	286	290,344
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	102	105,557
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	280	314,742
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	1,813	1,939,094

		2,664,652

Machinery — 2.0%
Caterpillar Financial Services Corp.
1.93%, 10/01/21	260	264,446
2.15%, 11/08/24	82	87,253
2.40%, 06/06/22	373	386,544
2.55%, 11/29/22	476	498,839
2.63%, 03/01/23	335	353,254
2.85%, 06/01/22	289	301,592
2.85%, 05/17/24	199	215,177
3.15%, 09/07/21	234	240,793
3.30%, 06/09/24	304	334,132
3.65%, 12/07/23	102	112,472
3.75%, 11/24/23	183	202,352
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	215	236,139
CNH Industrial Capital LLC
3.88%, 10/15/21	226	231,948
4.20%, 01/15/24(a)	716	773,123
4.38%, 04/05/22	1,015	1,065,618
CNH Industrial NV, 4.50%, 08/15/23	649	697,370
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	240	251,472
4.00%, 11/15/23 (Call 08/15/23)	64	66,823
John Deere Capital Corp.
2.60%, 03/07/24	102	109,234
2.65%, 06/24/24	210	226,367
3.15%, 10/15/21	46	47,448
3.20%, 01/10/22	300	311,643
3.35%, 06/12/24	69	76,061
3.45%, 01/10/24	69	75,541
3.65%, 10/12/23	183	200,961

		7,366,602

Manufacturing — 1.9%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,485	1,504,097
2.00%, 06/26/22(a)	551	567,833
2.00%, 02/14/25 (Call 01/14/25)	113	119,870
2.25%, 03/15/23 (Call 02/15/23)	928	970,540
2.65%, 04/15/25 (Call 03/15/25)	70	76,177
3.25%, 02/14/24 (Call 01/14/24)	2,297	2,506,487
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	73	76,498
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	320	343,315
3.30%, 11/21/24 (Call 08/21/24)	103	112,919
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	571	631,109
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	177	195,728

		7,104,573

Security	Par (000)	Value

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	$295	$329,025
Comcast Corp., 3.10%, 04/01/25 (Call 03/01/25)	60	66,439
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	328	346,788
3.90%, 11/15/24 (Call 08/15/24)	62	68,832
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)(a)	94	103,064
ViacomCBS Inc., 4.75%, 05/15/25 (Call 04/15/25)	80	92,351
Walt Disney Co. (The), 3.35%, 03/24/25	175	195,246

		1,201,745

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	185	211,790
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	10	10,377
3.70%, 03/15/23 (Call 12/15/22)	2	2,122

		224,289

Oil & Gas — 3.0%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	23	23,362
2.52%, 09/19/22 (Call 08/19/22)	43	44,704
2.75%, 05/10/23	146	154,982
3.19%, 04/06/25 (Call 03/06/25)	59	65,066
3.22%, 11/28/23 (Call 09/28/23)	69	74,370
3.22%, 04/14/24 (Call 02/14/24)	167	180,579
3.25%, 05/06/22	136	142,751
3.79%, 02/06/24 (Call 01/06/24)	49	53,886
BP Capital Markets PLC
2.75%, 05/10/23(a)	66	69,575
3.06%, 03/17/22	44	45,811
3.25%, 05/06/22	64	66,960
3.51%, 03/17/25	184	205,596
3.56%, 11/01/21	92	95,394
3.81%, 02/10/24	90	99,259
3.99%, 09/26/23	37	40,803
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	630	655,754
2.90%, 03/03/24 (Call 01/03/24)	301	324,282
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	220	236,482
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	363	377,407
3.35%, 11/15/24 (Call 08/15/24)	191	211,114
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	155	159,870
4.75%, 05/31/25 (Call 04/30/25)	10	10,996
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	183	193,054
2.71%, 03/06/25 (Call 12/06/24)	156	169,218
2.99%, 03/19/25 (Call 02/19/25)	365	401,234
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	330	341,121
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	945	965,951
3.85%, 06/01/25 (Call 03/01/25)	122	126,487
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	108	116,643
4.70%, 05/01/25 (Call 04/01/25)	25	28,504
4.75%, 12/15/23 (Call 10/15/23)	289	320,718
Newfield Exploration Co., 5.63%, 07/01/24	200	206,020
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	294	326,681

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	$600	$606,072
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	80	89,519
4.30%, 04/01/22	389	412,173
Total Capital Canada Ltd., 2.75%, 07/15/23	126	134,756
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	448	479,575
2.70%, 01/25/23	697	734,673
2.88%, 02/17/22	857	888,503
3.70%, 01/15/24	445	491,169
3.75%, 04/10/24	388	431,192
Total Capital SA, 4.25%, 12/15/21	97	101,897
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	235	251,382
3.65%, 03/15/25	40	44,001

		11,199,546

Oil & Gas Services — 0.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	2,597	2,722,253
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	41	42,031
3.50%, 08/01/23 (Call 05/01/23)	306	326,132
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	27	27,651

		3,118,067

Pharmaceuticals — 3.8%
AbbVie Inc.
2.15%, 11/19/21(b)	263	268,192
2.30%, 11/21/22(b)	91	94,475
2.60%, 11/21/24 (Call 10/21/24)(b)	1,524	1,631,229
2.85%, 05/14/23 (Call 03/14/23)	68	71,845
2.90%, 11/06/22	152	159,744
3.20%, 11/06/22 (Call 09/06/22)	178	187,276
3.38%, 11/14/21	144	148,970
3.60%, 05/14/25 (Call 02/14/25)	97	108,230
3.75%, 11/14/23 (Call 10/14/23)	144	157,791
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	124	134,800
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	485	501,640
3.50%, 08/17/23 (Call 07/17/23)	1,395	1,512,933
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	449	465,779
3.36%, 06/06/24 (Call 04/06/24)	240	261,154
Bristol-Myers Squibb Co., 3.25%, 11/01/23	77	83,855
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	1,758	1,816,541
3.08%, 06/15/24 (Call 04/15/24)	489	527,396
3.20%, 03/15/23(a)	703	745,546
3.50%, 11/15/24 (Call 08/15/24)	304	334,172
Cigna Corp.
3.40%, 09/17/21	162	167,058
3.75%, 07/15/23 (Call 06/15/23)	234	254,648
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	287	307,635
3.38%, 08/12/24 (Call 05/12/24)	172	188,753
3.70%, 03/09/23 (Call 02/09/23)	382	411,299
4.10%, 03/25/25 (Call 01/25/25)	77	87,805
4.75%, 12/01/22 (Call 09/01/22)(a)	120	130,037
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	24	25,462

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 05/15/23	$218	$235,468
3.63%, 05/15/25	28	31,840
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	180	187,601
2.88%, 06/01/22 (Call 05/01/22)	118	123,015
3.00%, 06/01/24 (Call 05/01/24)	158	171,650
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	229	248,073
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	250	269,858
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	109	111,101
2.88%, 09/23/23 (Call 07/23/23)	530	564,106
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	1,218	1,290,897

		14,017,874

Pipelines — 2.2%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	86	88,048
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	140	161,554
7.00%, 06/30/24 (Call 01/01/24)	350	407,862
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	88	87,638
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	375	395,947
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	475,303
3.50%, 09/01/23 (Call 06/01/23)	152	162,804
4.25%, 09/01/24 (Call 06/01/24)	61	67,934
4.30%, 05/01/24 (Call 02/01/24)	48	53,207
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	10,935
4.88%, 12/01/24 (Call 09/01/24)	255	287,688
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	644	663,578
4.25%, 02/01/22 (Call 11/01/21)	124	128,538
7.50%, 09/01/23 (Call 06/01/23)	540	622,064
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,426	1,484,808
5.00%, 09/15/23 (Call 06/15/23)	254	275,844
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	35	36,484
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	420	488,788
5.75%, 05/15/24 (Call 02/15/24)	250	285,803
6.25%, 03/15/22 (Call 12/15/21)	325	346,811
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	228	250,426
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	225	244,080
TransCanada PipeLines Ltd.
2.50%, 08/01/22	476	493,726
3.75%, 10/16/23 (Call 07/16/23)	198	215,418
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	104	114,500
4.30%, 03/04/24 (Call 12/04/23)	132	145,001
4.55%, 06/24/24 (Call 03/24/24)	251	281,459

		8,276,248

Real Estate — 0.0%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	122	140,315

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 09/04/20)	138	150,038
4.00%, 01/15/24 (Call 12/15/23)	88	97,251

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	$76	$82,144
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	92	98,012
3.00%, 06/15/23	629	670,589
3.38%, 05/15/24 (Call 04/15/24)	367	400,463
3.50%, 01/31/23	770	823,631
5.00%, 02/15/24	857	978,411
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	89	94,198
3.20%, 01/15/25 (Call 10/15/24)	222	241,256
3.80%, 02/01/24 (Call 11/01/23)(a)	333	361,748
3.85%, 02/01/23 (Call 11/01/22)(a)	355	379,254
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	31	32,102
4.10%, 10/01/24 (Call 07/01/24)(a)	123	129,346
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	365	387,053
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	300	316,497
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	150	155,210
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	177	189,018
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	25	27,646
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	25	24,066
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	25	25,361
2.63%, 11/18/24 (Call 10/18/24)	464	496,605
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)(a)	272	299,801
3.88%, 08/15/24 (Call 05/17/24)	323	359,696
4.00%, 06/01/25 (Call 03/01/25)	25	28,302
4.20%, 03/01/24 (Call 12/01/23)(a)	149	163,633
4.25%, 11/15/23 (Call 08/15/23)	88	96,461
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	417	432,667
Series D, 3.75%, 10/15/23 (Call 07/15/23)	274	284,053
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	260	274,362
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	365	393,244
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	46	46,736
4.50%, 02/01/25 (Call 11/01/24)	405	415,028
Prologis LP, 4.25%, 08/15/23 (Call 09/08/20)	843	940,788
Regency Centers Corp., 3.75%, 11/15/22 (Call 09/02/20)(a)	69	73,428
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	100	103,933
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	340	351,502
3.38%, 10/01/24 (Call 07/01/24)	10	10,846
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	290	296,847
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	410	428,245
3.50%, 04/15/24 (Call 03/15/24)(a)	133	142,158
3.50%, 02/01/25 (Call 11/01/24)	15	16,155
3.75%, 05/01/24 (Call 02/01/24)	91	97,385
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	15	15,548
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	289	313,140
4.00%, 06/01/25 (Call 03/01/25)	10	11,276
4.50%, 01/15/24 (Call 10/15/23)	73	80,158

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 09/28/20)	$72	$76,993
4.63%, 09/15/23	116	129,093
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	13	14,326

		12,055,703

Retail — 2.0%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	106	112,379
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	986	1,024,691
2.70%, 04/01/23 (Call 01/01/23)	390	411,532
3.25%, 03/01/22	311	324,945
3.75%, 02/15/24 (Call 11/15/23)	721	797,758
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	493	538,938
4.00%, 04/15/25 (Call 03/15/25)	496	567,235
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	437	434,977
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	160	184,659
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	2,145	2,301,070
3.50%, 07/01/24	431	479,725
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	219	244,395
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	85	93,956

		7,516,260

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21	41	44,218
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	212	224,977

		269,195

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	39	43,458
Analog Devices Inc., 3.13%, 12/05/23 (Call 10/05/23)	123	132,620
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	175	189,033
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	672	694,257
2.70%, 12/15/22	862	909,651
2.88%, 05/11/24 (Call 03/11/24)	553	598,379
3.10%, 07/29/22	568	598,967
3.30%, 10/01/21	1,145	1,182,579
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	349	377,667
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	480	534,461
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	705	731,050
1.85%, 05/15/22 (Call 04/15/22)	202	207,030
2.25%, 05/01/23 (Call 02/01/23)	10	10,469
2.63%, 05/15/24 (Call 03/15/24)	751	807,325
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	149	161,053

		7,177,999

Software — 3.5%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	24	25,331
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	20	22,532
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	342	367,226
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	60	60,716
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	590	617,936
2.38%, 02/12/22 (Call 01/12/22)	1,260	1,296,792

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.38%, 05/01/23 (Call 02/01/23)(a)	$564	$593,069
2.40%, 02/06/22 (Call 01/06/22)	1,292	1,330,011
2.65%, 11/03/22 (Call 09/03/22)	379	397,461
2.70%, 02/12/25 (Call 11/12/24)	1,750	1,910,195
2.88%, 02/06/24 (Call 12/06/23)(a)	797	860,632
3.63%, 12/15/23 (Call 09/15/23)	571	628,625
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	163	175,683
2.95%, 11/15/24 (Call 09/15/24)	267	291,406
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	2,879	3,090,059
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,233	1,286,241
4.50%, 05/15/25 (Call 04/15/25)	90	102,710

		13,056,625
Telecommunications — 2.0%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	115	127,755
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	193	195,995
2.20%, 09/20/23 (Call 07/20/23)	203	213,958
3.50%, 06/15/25	1,274	1,458,399
3.63%, 03/04/24	181	201,153
Juniper Networks Inc., 4.50%, 03/15/24	127	142,674
Motorola Solutions Inc.
3.75%, 05/15/22	245	258,568
4.00%, 09/01/24	364	403,017
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	287	304,188
4.10%, 10/01/23 (Call 07/01/23)	428	471,660
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(a)(b)	335	370,393
Vodafone Group PLC
2.50%, 09/26/22	1,338	1,391,761
2.95%, 02/19/23(a)	700	740,971
3.75%, 01/16/24	1,049	1,150,281
4.13%, 05/30/25	50	57,425

		7,488,198

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
2.60%, 11/19/22	75	77,475
3.00%, 11/19/24 (Call 10/19/24)	484	510,770

		588,245

Transportation — 2.7%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25 (Call 01/01/25)	795	873,633
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	60	61,500
2.95%, 11/21/24 (Call 08/21/24)	91	98,347
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	173	191,056
3.70%, 11/01/23 (Call 08/01/23)	200	218,932
FedEx Corp., 3.80%, 05/15/25 (Call 04/15/25)	83	93,879
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	167	171,788
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	198	208,692
3.00%, 04/01/22 (Call 01/01/22)	346	357,999

Security	Par/ Shares (000)	Value

Transportation (continued)
3.25%, 12/01/21 (Call 09/01/21)	$137	$140,928
3.85%, 01/15/24 (Call 10/15/23)	136	149,395
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	188	190,858
2.50%, 09/01/22 (Call 08/01/22)	653	676,554
2.50%, 09/01/24 (Call 08/01/24)	1,027	1,084,378
2.80%, 03/01/22 (Call 02/01/22)	519	535,400
2.88%, 06/01/22 (Call 05/01/22)	107	111,093
3.40%, 03/01/23 (Call 02/01/23)	224	238,072
3.45%, 11/15/21 (Call 10/15/21)	247	254,768
3.65%, 03/18/24 (Call 02/18/24)(a)	805	874,850
3.75%, 06/09/23 (Call 05/09/23)(a)	1,021	1,099,862
3.88%, 12/01/23 (Call 11/01/23)	561	612,236
4.63%, 06/01/25 (Call 05/01/25)	84	96,811
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	45	47,694
2.35%, 05/16/22 (Call 04/16/22)	1,193	1,231,808
2.80%, 11/15/24 (Call 09/15/24)	43	46,697
3.90%, 04/01/25 (Call 03/01/25)	350	398,398

		10,065,628

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	80	88,522

Total Corporate Bonds & Notes — 97.8% (Cost: $352,109,176)		362,179,484

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(e)(f)(g)	12,458	12,470,571
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(e)(f)	5,086	5,086,000

		17,556,571

Total Short-Term Investments — 4.7% (Cost: $17,547,252)		17,556,571

Total Investments in Securities — 102.5% (Cost: $369,656,428)		379,736,055

Other Assets, Less Liabilities — (2.5)%		(9,186,317)

Net Assets — 100.0%		$370,549,738

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,635,799	$2,834,274	(a)	$—		$(6,339)	$6,837	$12,470,571	12,458	$33,034	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,684,000	—		(3,598,000	)(a)	—	—	5,086,000	5,086	10,847		—

						$(6,339)	$6,837	$17,556,571		$43,881		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$362,179,484	$—	$362,179,484
Money Market Funds	17,556,571	—	—	17,556,571

	$17,556,571	$362,179,484	$—	$379,736,055

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23	$700	$705,331

Total Asset-Backed Securities — 0.2% (Cost: $699,915)		705,331

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.7%
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	670	694,643
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	118,358
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	284,352
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	286,266
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	112,605
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46	143	147,102
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50	250	272,901
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	108,187
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	106	110,664
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	108,916
Series 2015-C27, Class A4, 3.75%, 12/15/47	250	278,482
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	82	90,018
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.45%, 06/15/53	130	138,565
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87%, 11/15/45	87	90,209

		2,841,268

Total Collaterized Mortgage Obligations — 0.7% (Cost: $2,721,192)		2,841,268

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance 2010
3.63%, 09/07/22	295	309,824
3.75%, 09/19/24	395	433,050

		742,874

Aerospace & Defense — 0.4%
Howmet Aerospace Inc.
5.87%, 02/23/22	150	158,821
5.95%, 02/01/37	55	62,457
6.88%, 05/01/25 (Call 04/01/25)	100	113,606
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	15	19,653
5.05%, 04/27/45 (Call 10/27/44)	10	13,406
Raytheon Technologies Corp.
3.20%, 03/15/24 (Call 01/15/24)(b)	520	561,865
3.50%, 03/15/27 (Call 12/15/26)(b)	205	232,132
3.70%, 12/15/23 (Call 09/15/23)(b)	200	218,358
3.75%, 11/01/46 (Call 05/01/46)	30	34,712
4.05%, 05/04/47 (Call 11/04/46)	10	12,095
4.15%, 05/15/45 (Call 11/16/44)	75	90,932
4.35%, 04/15/47 (Call 10/15/46)(b)	10	12,378

Security	Par (000)	Value

Aerospace & Defense (continued)
4.50%, 06/01/42	$60	$76,110
4.63%, 11/16/48 (Call 05/16/48)	27	35,603
4.70%, 12/15/41(b)	12	15,049
4.80%, 12/15/43 (Call 06/15/43)(b)	2	2,540
4.88%, 10/15/40(b)	30	38,583
5.40%, 05/01/35	5	6,852
5.70%, 04/15/40	20	28,112
6.05%, 06/01/36	10	14,175
6.13%, 07/15/38	25	36,524

		1,783,963

Agriculture — 0.3%
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (Call 12/27/29)	85	97,803
3.75%, 09/15/47 (Call 03/15/47)	34	42,565
4.02%, 04/16/43	17	21,403
4.54%, 03/26/42	15	20,004
5.94%, 10/01/32	8	11,700
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	250	260,042
3.25%, 08/15/26 (Call 05/15/26)	220	237,211
3.75%, 09/25/27 (Call 06/25/27)	172	186,897
4.35%, 03/15/24 (Call 02/15/24)	272	299,230

		1,176,855

Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	25	23,478

Apparel — 0.0%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	15	16,919
3.38%, 03/27/50 (Call 09/27/49)	25	28,732
3.63%, 05/01/43 (Call 11/01/42)	20	23,618
3.88%, 11/01/45 (Call 05/01/45)	25	30,349
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	25	25,040

		124,658

Auto Manufacturers — 0.1%
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	235	256,669
4.88%, 10/01/43 (Call 04/01/43)	97	131,179
General Motors Co.
5.00%, 04/01/35	20	21,745
5.15%, 04/01/38 (Call 10/01/37)	10	10,619
5.20%, 04/01/45	35	37,756
5.95%, 04/01/49 (Call 10/01/48)	30	35,231
6.25%, 10/02/43	25	29,215
6.60%, 04/01/36 (Call 10/01/35)	10	11,925
6.75%, 04/01/46 (Call 10/01/45)	15	18,092
Toyota Motor Credit Corp., 3.65%, 01/08/29	54	64,205

		616,636

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.35%, 03/15/29 (Call 12/15/28)	60	67,440
4.40%, 10/01/46 (Call 04/01/46)	15	14,610
5.40%, 03/15/49 (Call 09/15/48)	112	122,767
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	25	27,317
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	45	45,631

		277,765

Banks — 4.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	100	115,165

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	$200	$203,104
Bank of America Corp.
2.59%, 04/29/31 (Call 04/29/30)(a)	100	106,613
3.12%, 01/20/23 (Call 01/20/22)(a)	70	72,465
3.42%, 12/20/28 (Call 12/20/27)(a)	55	61,539
3.50%, 04/19/26	55	62,368
3.71%, 04/24/28 (Call 04/24/27)(a)	10	11,343
3.86%, 07/23/24 (Call 07/23/23)(a)	30	32,657
3.95%, 01/23/49 (Call 01/23/48)(a)	70	85,835
3.97%, 03/05/29 (Call 03/05/28)(a)	70	80,824
4.08%, 03/20/51 (Call 03/20/50)(a)	105	131,308
4.24%, 04/24/38 (Call 04/24/37)(a)	35	42,743
4.27%, 07/23/29 (Call 07/23/28)(a)	5	5,906
4.33%, 03/15/50 (Call 03/15/49)(a)	12	15,506
4.44%, 01/20/48 (Call 01/20/47)(a)	40	51,777
4.88%, 04/01/44	12	16,270
5.00%, 01/21/44	55	76,415
5.88%, 02/07/42	35	52,360
7.75%, 05/14/38	100	165,946
Series L, 4.18%, 11/25/27 (Call 11/25/26)	115	132,548
Series L, 4.75%, 04/21/45	5	6,706
Bank of Montreal
1.85%, 05/01/25	5	5,247
2.50%, 06/28/24	90	96,298
3.80%, 12/15/32 (Call 12/15/27)(a)	120	133,444
4.34%, 10/05/28 (Call 10/05/23)(a)	30	32,536
Series E, 3.30%, 02/05/24	55	60,001
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	203	211,798
2.10%, 10/24/24	77	82,084
2.45%, 08/17/26 (Call 05/17/26)	125	136,895
3.00%, 10/30/28 (Call 07/30/28)	94	105,359
3.25%, 05/16/27 (Call 02/16/27)	10	11,413
3.30%, 08/23/29 (Call 05/23/29)	138	159,422
3.44%, 02/07/28 (Call 02/07/27)(a)	80	92,594
3.50%, 04/28/23	25	27,141
3.85%, 04/28/28	15	18,180
3.95%, 11/18/25 (Call 10/18/25)	37	43,124
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	5	5,518
Bank of Nova Scotia (The)
1.63%, 05/01/23	30	30,878
2.20%, 02/03/25	50	53,136
2.38%, 01/18/23	80	83,583
2.70%, 08/03/26	71	78,564
3.40%, 02/11/24	112	122,471
4.50%, 12/16/25	72	83,628
Barclays PLC, 4.95%, 01/10/47	200	269,616
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	725	745,452
3.50%, 06/11/21 (Call 05/11/21)	25	25,509
3.88%, 04/10/25 (Call 03/10/25)	250	269,327
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	275	297,704
3.50%, 09/13/23	615	671,635
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(a)	100	106,550
3.11%, 04/08/26 (Call 04/08/25)(a)	90	97,901
3.20%, 10/21/26 (Call 07/21/26)	129	143,693
3.52%, 10/27/28 (Call 10/27/27)(a)	5	5,595
3.88%, 03/26/25	5	5,559

Security	Par (000)	Value

Banks (continued)
3.88%, 01/24/39 (Call 01/22/38)(a)	$100	$119,035
4.04%, 06/01/24 (Call 06/01/23)(a)	162	176,237
4.08%, 04/23/29 (Call 04/23/28)(a)	6	6,972
4.13%, 07/25/28	22	25,242
4.28%, 04/24/48 (Call 04/24/47)(a)	22	28,467
4.30%, 11/20/26	10	11,537
4.41%, 03/31/31 (Call 03/31/30)(a)	41	49,841
4.45%, 09/29/27	145	168,365
4.65%, 07/30/45	40	52,721
4.65%, 07/23/48 (Call 06/23/48)	55	73,945
4.75%, 05/18/46	77	98,341
5.30%, 05/06/44	25	33,571
5.50%, 09/13/25	88	105,171
5.88%, 02/22/33	16	20,996
5.88%, 01/30/42	30	44,589
6.00%, 10/31/33	20	27,126
6.63%, 01/15/28	33	42,953
6.63%, 06/15/32	15	21,085
6.68%, 09/13/43	10	15,562
8.13%, 07/15/39	45	79,151
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 12/06/29)	15	15,866
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	27	31,220
Cooperatieve Rabobank UA, 5.25%, 05/24/41	90	132,922
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	260	276,039
4.55%, 04/17/26	60	70,312
Deutsche Bank AG, 4.10%, 01/13/26	85	91,781
Fifth Third Bancorp., 8.25%, 03/01/38	25	41,402
Goldman Sachs Group Inc. (The)
3.27%, 09/29/25 (Call 09/29/24)(a)	100	108,894
3.50%, 01/23/25 (Call 10/23/24)	25	27,511
3.69%, 06/05/28 (Call 06/05/27)(a)	65	73,677
3.80%, 03/15/30 (Call 12/15/29)	5	5,826
3.81%, 04/23/29 (Call 04/23/28)(a)	85	97,265
3.85%, 01/26/27 (Call 01/26/26)	150	170,928
4.02%, 10/31/38 (Call 10/31/37)(a)	45	53,091
4.22%, 05/01/29 (Call 05/01/28)(a)	120	140,888
4.41%, 04/23/39 (Call 04/23/38)(a)	40	49,277
4.75%, 10/21/45 (Call 04/21/45)	65	86,577
4.80%, 07/08/44 (Call 01/08/44)	25	33,039
5.15%, 05/22/45	10	13,280
6.13%, 02/15/33	105	148,862
6.25%, 02/01/41	70	105,699
6.45%, 05/01/36	10	13,900
6.75%, 10/01/37	108	157,969
HSBC Holdings PLC
4.00%, 03/30/22	25	26,343
6.10%, 01/14/42	70	102,969
6.50%, 09/15/37	169	234,834
7.63%, 05/17/32	10	14,106
ING Groep NV, 3.95%, 03/29/27	50	57,882
Intesa Sanpaolo SpA, 5.25%, 01/12/24	400	444,740
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(a)	194	202,858
3.11%, 04/22/41 (Call 04/22/40)(a)	5	5,511
3.11%, 04/22/51 (Call 04/22/50)(a)	148	161,099
3.54%, 05/01/28 (Call 05/01/27)(a)	15	16,933
3.63%, 12/01/27 (Call 12/01/26)	58	65,231
3.78%, 02/01/28 (Call 02/01/27)(a)	10	11,427

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 01/23/49 (Call 01/23/48)(a)	$50	$61,264
3.96%, 11/15/48 (Call 11/15/47)(a)	84	102,722
4.03%, 07/24/48 (Call 07/24/47)(a)	30	37,208
4.20%, 07/23/29 (Call 07/23/28)(a)	5	5,916
4.26%, 02/22/48 (Call 02/22/47)(a)	80	102,024
4.45%, 12/05/29 (Call 12/05/28)(a)	20	24,150
4.49%, 03/24/31 (Call 03/24/30)(a)	88	108,352
4.85%, 02/01/44	10	13,732
4.95%, 06/01/45	5	6,853
5.40%, 01/06/42	20	29,316
5.50%, 10/15/40	20	28,889
5.60%, 07/15/41	30	44,375
5.63%, 08/16/43	7	10,218
6.40%, 05/15/38	85	131,741
7.63%, 10/15/26	5	6,710
8.75%, 09/01/30	5	7,413
KeyCorp.
2.55%, 10/01/29	125	133,225
4.10%, 04/30/28	10	11,781
KfW
0.00%, 04/18/36(c)	88	72,256
0.00%, 06/29/37(c)	85	68,851
1.75%, 09/14/29	45	48,807
2.00%, 09/29/22	125	129,635
2.00%, 10/04/22	388	402,403
2.00%, 05/02/25(d)	301	323,867
2.13%, 03/07/22	180	185,222
2.13%, 06/15/22	255	263,675
2.13%, 01/17/23	210	219,456
2.38%, 12/29/22	535	561,723
2.50%, 11/20/24	200	218,234
2.63%, 01/25/22	284	293,559
2.63%, 02/28/24	196	212,062
2.88%, 04/03/28	207	241,459
3.13%, 12/15/21	55	57,041
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	140	155,802
3.76%, 07/26/23	25	27,237
4.29%, 07/26/38	15	18,642
Mizuho Financial Group Inc., 2.72%, 07/16/23
(Call 07/16/22)(a)	215	222,882
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)	62	65,352
2.70%, 01/22/31 (Call 01/22/30)(a)	117	126,291
3.13%, 07/27/26	85	94,848
3.59%, 07/22/28 (Call 07/22/27)(a)	115	130,019
3.62%, 04/01/31 (Call 04/01/30)(a)	149	172,982
3.63%, 01/20/27	80	91,339
3.77%, 01/24/29 (Call 01/24/28)(a)	109	125,307
3.88%, 01/27/26	35	40,227
3.95%, 04/23/27	80	90,811
3.97%, 07/22/38 (Call 07/22/37)(a)	45	54,202
4.30%, 01/27/45	115	150,272
4.35%, 09/08/26	75	87,391
4.38%, 01/22/47	77	102,751
4.43%, 01/23/30 (Call 01/23/29)(a)	5	6,033
5.60%, 03/24/51 (Call 03/24/50)(a)	100	154,036
6.38%, 07/24/42	31	49,265
7.25%, 04/01/32	20	30,590

Security	Par (000)	Value

Banks (continued)
Natwest Group PLC
5.13%, 05/28/24	$105	$115,957
6.00%, 12/19/23	105	118,248
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	75	85,944
3.38%, 05/08/32 (Call 05/08/27)(a)	242	262,587
3.65%, 08/03/28 (Call 05/03/28)	69	81,058
3.95%, 10/30/25	180	209,241
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	125	130,905
2.38%, 10/01/21	50	51,140
2.88%, 03/13/23	304	323,736
3.13%, 11/07/23	224	243,820
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	12	13,062
3.15%, 05/19/27 (Call 04/19/27)	10	11,252
3.30%, 03/08/22 (Call 02/06/22)	25	26,053
3.45%, 04/23/29 (Call 01/23/29)	109	126,154
3.90%, 04/29/24 (Call 03/29/24)	10	11,096
Regions Financial Corp., 7.38%, 12/10/37	28	41,629
Santander Holdings USA Inc.
3.50%, 06/07/24 (Call 05/07/24)	25	26,892
4.40%, 07/13/27 (Call 04/14/27)	115	128,079
4.50%, 07/17/25 (Call 04/17/25)	216	239,309
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	55	58,635
2.90%, 03/30/26 (Call 03/30/25)(a)(b)	47	51,333
3.03%, 11/01/34 (Call 11/01/29)(a)	210	229,360
3.15%, 03/30/31 (Call 03/30/30)(a)(b)	29	33,246
3.30%, 12/16/24	25	27,930
4.14%, 12/03/29 (Call 12/03/28)(a)	17	20,671
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	37,995
3.01%, 10/19/26	90	99,574
3.10%, 01/17/23	200	212,090
3.36%, 07/12/27	158	176,625
3.45%, 01/11/27	65	72,956
3.54%, 01/17/28	5	5,638
3.94%, 07/19/28	95	110,418
4.31%, 10/16/28	18	21,421
SVB Financial Group, 3.50%, 01/29/25	80	86,112
Toronto-Dominion Bank (The)
2.65%, 06/12/24	197	211,901
3.50%, 07/19/23	100	109,152
3.63%, 09/15/31 (Call 09/15/26)(a)	111	126,421
Truist Bank, 3.69%, 08/02/24 (Call 08/02/23)(a)	5	5,434
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	260	271,320
2.85%, 10/26/24 (Call 09/26/24)	150	163,864
4.00%, 05/01/25 (Call 03/01/25)	20	22,856
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	79	85,695
Westpac Banking Corp.
2.50%, 06/28/22	25	25,989
2.70%, 08/19/26	70	77,262
2.85%, 05/13/26	135	149,989
3.40%, 01/25/28	25	29,003
4.11%, 07/24/34 (Call 07/24/29)(a)	124	140,096
4.32%, 11/23/31 (Call 11/23/26)(a)	80	90,391

		21,492,275

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$50	$59,858
4.90%, 02/01/46 (Call 08/01/45)	162	200,462
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	108	121,861
4.00%, 01/17/43	20	22,026
4.63%, 02/01/44	10	11,834
4.70%, 02/01/36 (Call 08/01/35)	59	69,958
4.90%, 02/01/46 (Call 08/01/45)	108	132,281
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	7	7,504
4.00%, 04/13/28 (Call 01/13/28)	107	123,993
4.15%, 01/23/25 (Call 12/23/24)	25	28,409
4.38%, 04/15/38 (Call 10/15/37)	20	23,042
4.44%, 10/06/48 (Call 04/06/48)	5	5,861
4.50%, 06/01/50 (Call 12/01/49)	50	60,519
4.60%, 04/15/48 (Call 10/15/47)	15	17,908
4.75%, 01/23/29 (Call 10/23/28)	110	134,087
4.75%, 04/15/58 (Call 10/15/57)	35	43,255
4.90%, 01/23/31 (Call 10/23/30)	100	126,405
4.95%, 01/15/42	13	15,776
5.45%, 01/23/39 (Call 07/23/38)	28	35,634
5.55%, 01/23/49 (Call 07/23/48)	45	60,483
5.80%, 01/23/59 (Call 07/23/58)	35	50,334
8.00%, 11/15/39	7	11,111
8.20%, 01/15/39	5	8,050
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	10	12,079
4.50%, 07/15/45 (Call 01/15/45)	12	15,922
Coca-Cola Co. (The)
1.75%, 09/06/24	125	131,239
2.25%, 09/01/26	50	54,363
2.50%, 06/01/40	7	7,251
2.60%, 06/01/50	9	9,184
2.75%, 06/01/60	4	4,067
3.20%, 11/01/23	25	27,216
4.20%, 03/25/50	25	33,049
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	185	256,749
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	10	12,227
5.25%, 11/15/48 (Call 05/15/48)	2	2,679
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	400	422,824
2.38%, 10/24/29 (Call 07/24/29)	300	321,795
2.63%, 04/29/23 (Call 01/29/23)	1,055	1,109,005
3.50%, 09/18/23 (Call 08/18/23)	350	379,879
5.88%, 09/30/36	5	7,194
Diageo Investment Corp.
2.88%, 05/11/22	810	843,915
4.25%, 05/11/42	5	6,268
7.45%, 04/15/35	10	16,658
8.00%, 09/15/22	5	5,736
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	37	41,373
4.42%, 05/25/25 (Call 03/25/25)	25	28,990
4.42%, 12/15/46 (Call 06/15/46)	56	69,795
4.99%, 05/25/38 (Call 11/25/37)	5	6,531
5.09%, 05/25/48 (Call 11/25/47)	5	6,757

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	$135	$144,333
4.20%, 07/15/46 (Call 01/15/46)	40	41,506
5.00%, 05/01/42	30	33,877
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	75	80,542
2.38%, 10/06/26 (Call 07/06/26)	210	229,981
2.63%, 07/29/29 (Call 04/29/29)	50	55,688
2.75%, 04/30/25 (Call 01/30/25)	437	477,641
2.75%, 03/19/30 (Call 12/19/29)	50	56,189
2.85%, 02/24/26 (Call 11/24/25)	50	55,473
3.00%, 10/15/27 (Call 07/15/27)	60	67,699
3.38%, 07/29/49 (Call 01/29/49)	20	22,858
3.45%, 10/06/46 (Call 04/06/46)	45	52,375
3.63%, 03/19/50 (Call 09/19/49)	25	30,440
4.00%, 03/05/42	45	57,253
4.00%, 05/02/47 (Call 11/02/46)	20	25,354
4.25%, 10/22/44 (Call 04/22/44)	115	148,388
4.45%, 04/14/46 (Call 10/14/45)	10	13,324
4.60%, 07/17/45 (Call 01/17/45)	15	20,489

		6,816,806

Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	50	52,988
2.45%, 02/21/30 (Call 11/21/29)	70	74,924
2.65%, 05/11/22 (Call 04/11/22)	300	310,836
2.77%, 09/01/53 (Call 03/01/53)(b)	141	138,717
3.20%, 11/02/27 (Call 08/02/27)	15	16,864
4.40%, 05/01/45 (Call 11/01/44)	20	24,891
4.56%, 06/15/48 (Call 12/15/47)	94	121,862
4.66%, 06/15/51 (Call 12/15/50)	75	99,004
4.95%, 10/01/41	17	22,546
5.15%, 11/15/41 (Call 05/15/41)	37	49,545
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	30	42,178
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	138	154,542
3.65%, 03/01/26 (Call 12/01/25)	130	148,756
4.00%, 09/01/36 (Call 03/01/36)	10	12,505
4.15%, 03/01/47 (Call 09/01/46)	65	83,348
4.50%, 02/01/45 (Call 08/01/44)	110	142,953
4.60%, 09/01/35 (Call 03/01/35)	10	13,316
4.75%, 03/01/46 (Call 09/01/45)	110	147,567
4.80%, 04/01/44 (Call 10/01/43)	35	46,780

		1,704,122

Building Materials — 0.1%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)(b)	50	53,094
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	50	54,136
3.90%, 02/14/26 (Call 11/14/25)	55	61,806
4.63%, 07/02/44 (Call 01/02/44)	5	6,033
4.95%, 07/02/64 (Call 01/02/64)(e)	15	18,608
5.13%, 09/14/45 (Call 03/14/45)	7	9,070
Lafarge SA, 7.13%, 07/15/36	10	14,001
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	30	32,848
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	30	32,217
3.95%, 08/15/29 (Call 05/15/29)	69	77,800
4.20%, 12/01/24 (Call 09/01/24)	130	143,807
4.30%, 07/15/47 (Call 01/15/47)	35	37,743

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	$35	$41,067

		582,230

Chemicals — 0.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	15	15,966
Dow Chemical Co. (The)
4.55%, 11/30/25 (Call 09/30/25)	25	29,025
4.63%, 10/01/44 (Call 04/01/44)	2	2,303
4.80%, 05/15/49 (Call 11/15/48)	25	29,881
5.25%, 11/15/41 (Call 05/15/41)	25	30,486
9.40%, 05/15/39	20	34,094
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	75	91,261
5.32%, 11/15/38 (Call 05/15/38)	60	77,294
5.42%, 11/15/48 (Call 05/15/48)	70	95,475
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	12	14,115
4.80%, 09/01/42 (Call 03/01/42)	15	17,838
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	665	689,957
2.70%, 11/01/26 (Call 08/01/26)	61	68,394
3.25%, 01/14/23 (Call 11/19/22)	425	450,853
3.25%, 12/01/27 (Call 09/01/27)	45	50,994
3.95%, 12/01/47 (Call 06/01/47)	32	40,789
4.35%, 12/08/21	887	929,656
5.50%, 12/08/41	10	14,420
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	5	6,276
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	175	182,005
4.38%, 06/01/47 (Call 12/01/46)	20	22,716
4.45%, 09/26/28 (Call 06/26/28)	70	81,001
5.00%, 09/26/48 (Call 03/26/48)	30	37,364
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	30	35,680
5.25%, 07/15/43	5	6,123
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	5	5,523
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	11,040
4.88%, 11/15/41 (Call 05/15/41)	5	5,201
5.45%, 11/15/33 (Call 05/15/33)	15	17,273
5.63%, 11/15/43 (Call 05/15/43)	25	28,838
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	22	25,292
4.90%, 06/01/43 (Call 12/01/42)	10	12,158
5.00%, 04/01/49 (Call 10/01/48)	10	13,081
5.25%, 01/15/45 (Call 07/15/44)	15	18,986
5.63%, 12/01/40	5	6,378
5.88%, 12/01/36	15	18,462
6.13%, 01/15/41 (Call 07/15/40)	10	13,225
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	84	91,197
3.20%, 03/15/23 (Call 02/15/23)	60	63,850
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	11,958
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	20	21,239
5.25%, 06/01/45 (Call 12/01/44)	5	6,034
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	13	14,367
4.50%, 06/01/47 (Call 12/01/46)	30	37,977
4.55%, 08/01/45 (Call 02/01/45)	15	18,409

Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	$20	$22,715

		3,517,169

Commercial Services — 0.4%
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	15	17,800
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	175	204,948
4.75%, 08/01/28 (Call 05/01/28)	169	202,623
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	14	15,444
4.25%, 02/01/29 (Call 11/01/28)	18	21,562
4.50%, 09/01/22 (Call 06/01/22)	25	26,794
4.88%, 02/15/24 (Call 11/15/23)	55	62,244
4.88%, 12/17/48 (Call 06/17/48)	52	69,985
5.25%, 07/15/44	35	48,645
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	25	26,703
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	920	982,983
4.00%, 03/18/29 (Call 12/18/28)	80	94,445
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	50	54,424
2.95%, 01/22/27 (Call 10/22/26)	28	31,215
3.25%, 12/01/49 (Call 06/01/49)	12	14,028
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	5	5,957

		1,879,800

Computers — 0.8%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	100	103,179
2.95%, 09/11/49 (Call 03/11/49)	15	16,169
3.00%, 02/09/24 (Call 12/09/23)	90	97,329
3.45%, 05/06/24	165	182,551
3.45%, 02/09/45	44	51,440
3.75%, 09/12/47 (Call 03/12/47)	49	59,478
3.75%, 11/13/47 (Call 05/13/47)	7	8,502
3.85%, 05/04/43	85	104,637
3.85%, 08/04/46 (Call 02/04/46)	39	47,963
4.25%, 02/09/47 (Call 08/09/46)	5	6,555
4.38%, 05/13/45	40	52,638
4.45%, 05/06/44	5	6,680
4.65%, 02/23/46 (Call 08/23/45)	55	75,121
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(b)	40	45,676
6.02%, 06/15/26 (Call 03/15/26)(b)	281	329,880
8.10%, 07/15/36 (Call 01/15/36)(b)	40	53,271
8.35%, 07/15/46 (Call 01/15/46)(b)	32	43,285
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	25	25,919
3.50%, 10/05/21 (Call 09/05/21)	100	102,987
4.40%, 10/15/22 (Call 08/15/22)	636	681,518
4.90%, 10/15/25 (Call 07/15/25)	364	420,325
6.20%, 10/15/35 (Call 04/15/35)	50	61,988
6.35%, 10/15/45 (Call 04/15/45)	5	6,398
HP Inc.
4.05%, 09/15/22	25	26,680
6.00%, 09/15/41	35	42,832
International Business Machines Corp.
3.45%, 02/19/26	202	230,102
3.50%, 05/15/29	100	116,142
4.00%, 06/20/42	25	30,077
4.25%, 05/15/49	100	126,629

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.60%, 11/30/39	$11	$15,695
5.88%, 11/29/32	15	21,841
7.00%, 10/30/25	145	190,220
7.13%, 12/01/96	10	17,634
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	19	20,352
4.88%, 06/01/27 (Call 03/01/27)	20	22,325
5.75%, 12/01/34 (Call 06/01/34)	35	39,835

		3,483,853

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	10	13,089
4.00%, 08/15/45	50	67,085
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	5	6,363
6.00%, 05/15/37	25	36,491
Procter & Gamble Co. (The)
2.45%, 11/03/26	251	276,943
2.85%, 08/11/27	46	52,368
3.50%, 10/25/47	5	6,260
5.50%, 02/01/34	15	21,643
5.55%, 03/05/37	45	68,534
5.80%, 08/15/34	10	14,844

		563,620

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	35	40,253
4.20%, 05/15/47 (Call 11/15/46)	25	30,901
4.60%, 06/15/45 (Call 12/15/44)	17	21,943

		93,097

Diversified Financial Services — 1.0%
Air Lease Corp.
3.88%, 07/03/23 (Call 06/03/23)	40	41,812
4.63%, 10/01/28 (Call 07/01/28)	40	41,638
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	60	63,853
4.63%, 05/19/22	120	126,368
4.63%, 03/30/25	10	11,066
5.13%, 09/30/24	163	182,371
8.00%, 11/01/31	202	273,766
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	435	474,098
3.40%, 02/27/23 (Call 01/27/23)	130	139,096
3.63%, 12/05/24 (Call 11/04/24)	100	111,275
4.05%, 12/03/42	10	12,683
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	85,791
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	35	39,663
4.70%, 09/20/47 (Call 03/20/47)	30	35,311
4.85%, 03/29/29 (Call 12/29/28)	105	125,041
Charles Schwab Corp. (The)
3.25%, 05/22/29 (Call 02/22/29)	35	40,380
3.45%, 02/13/26 (Call 11/13/25)	65	73,919
CME Group Inc., 4.15%, 06/15/48 (Call 12/15/47)	75	98,668
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	81,909
3.85%, 11/21/22	60	64,018
3.95%, 11/06/24 (Call 08/06/24)	50	54,909

Security	Par (000)	Value

Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)	$35	$39,004
Franklin Resources Inc., 2.85%, 03/30/25	25	27,382
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	309,843
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	50	62,898
Invesco Finance PLC
4.00%, 01/30/24	52	57,054
5.38%, 11/30/43	63	76,731
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	40	45,600
Jefferies Group LLC
6.25%, 01/15/36	10	12,214
6.45%, 06/08/27	15	18,085
6.50%, 01/20/43	10	12,649
Legg Mason Inc.
4.75%, 03/15/26	141	167,852
5.63%, 01/15/44	40	54,624
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	50	56,587
3.35%, 03/26/30 (Call 12/26/29)	45	52,879
3.50%, 02/26/28 (Call 11/26/27)	185	216,087
3.80%, 11/21/46 (Call 05/21/46)	40	49,189
3.85%, 03/26/50 (Call 09/26/49)	18	22,696
3.95%, 02/26/48 (Call 08/26/47)	37	46,848
Raymond James Financial Inc., 4.95%, 07/15/46	5	6,397
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	150	156,738
3.95%, 12/01/27 (Call 09/01/27)	25	26,404
4.25%, 08/15/24 (Call 05/15/24)	35	37,682
4.38%, 03/19/24 (Call 02/19/24)	110	118,479
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	35	43,386
4.15%, 12/14/35 (Call 06/14/35)	37	48,234
4.30%, 12/14/45 (Call 06/14/45)	115	154,243
Western Union Co. (The)
4.25%, 06/09/23 (Call 05/09/23)	30	32,421
6.20%, 11/17/36	40	47,420

		4,177,261

Electric — 2.2%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	405	443,252
3.20%, 04/15/25 (Call 03/15/25)	275	303,718
3.80%, 06/01/29 (Call 03/01/29)	300	350,097
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	14	17,616
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	5	5,730
6.35%, 10/01/36	55	80,081
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	5	6,230
4.50%, 04/01/44 (Call 10/01/43)	125	165,329
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	125	137,119
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	100	118,508
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	100	108,598
3.65%, 06/15/46 (Call 12/15/45)	35	41,446
3.70%, 03/01/45 (Call 09/01/44)	15	17,647
4.00%, 03/01/48 (Call 09/01/47)	5	6,277
4.00%, 03/01/49 (Call 09/01/48)	55	69,307
6.45%, 01/15/38	15	22,946
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	75	83,513

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	$20	$24,081
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	45	57,802
Series A, 3.20%, 03/15/27 (Call 12/15/26)	130	145,054
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	14	16,243
3.85%, 06/15/46 (Call 12/15/45)	9	10,546
4.50%, 12/01/45 (Call 06/01/45)	40	50,601
4.50%, 05/15/58 (Call 11/15/57)	35	45,061
4.63%, 12/01/54 (Call 06/01/54)	5	6,525
5.70%, 06/15/40	6	8,432
Series 05-A, 5.30%, 03/01/35	100	134,556
Series 06-A, 5.85%, 03/15/36	10	13,682
Series 08-B, 6.75%, 04/01/38	5	7,622
Series 09-C, 5.50%, 12/01/39	25	34,403
Series 12-A, 4.20%, 03/15/42	17	20,580
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	25	29,474
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	28,973
Series A, 4.13%, 05/15/49 (Call 11/15/48)	68	83,635
Series B, 3.13%, 11/15/27 (Call 08/15/27)	13	14,530
Series C, 4.00%, 11/15/57 (Call 05/15/57)	4	4,771
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	5	6,114
Edison International
3.55%, 11/15/24 (Call 10/15/24)	60	63,916
4.95%, 04/15/25 (Call 03/15/25)	275	302,302
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	5,484
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	12,043
Eversource Energy
3.45%, 01/15/50 (Call 07/15/49)	140	157,132
Series L, 2.90%, 10/01/24 (Call 08/01/24)	125	135,331
Series M, 3.30%, 01/15/28 (Call 10/15/27)	135	150,795
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	60	67,759
3.50%, 06/01/22 (Call 05/01/22)	325	340,028
3.95%, 06/15/25 (Call 03/15/25)	225	257,571
4.05%, 04/15/30 (Call 01/15/30)	250	296,407
4.45%, 04/15/46 (Call 10/15/45)	5	6,142
4.70%, 04/15/50 (Call 10/15/49)	50	64,784
4.95%, 06/15/35 (Call 12/15/34)	65	81,349
5.10%, 06/15/45 (Call 12/15/44)	25	32,659
5.63%, 06/15/35	35	47,046
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	40,804
6.25%, 10/01/39	65	80,257
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	150	157,734
2.85%, 04/01/25 (Call 03/01/25)	300	329,598
3.13%, 12/01/25 (Call 06/01/25)	295	328,668
3.15%, 10/01/49 (Call 04/01/49)	50	56,934
3.70%, 12/01/47 (Call 06/01/47)	50	61,190
3.80%, 12/15/42 (Call 06/15/42)	10	12,230
3.95%, 03/01/48 (Call 09/01/47)	25	32,078
4.05%, 06/01/42 (Call 12/01/41)	30	37,430
4.05%, 10/01/44 (Call 04/01/44)	5	6,348
4.13%, 02/01/42 (Call 08/01/41)	5	6,321
4.13%, 06/01/48 (Call 12/01/47)	10	13,257
5.25%, 02/01/41 (Call 08/01/40)	150	213,948
5.63%, 04/01/34	10	14,641
5.95%, 02/01/38	50	75,034

Security	Par (000)	Value

Electric (continued)
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	$20	$22,566
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	55	72,546
National Grid USA, 5.80%, 04/01/35	25	32,589
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	100	109,304
4.40%, 11/01/48 (Call 05/01/48)	5	6,599
5.25%, 04/20/46 (Call 04/20/26)(a)	130	141,392
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	10	10,942
3.15%, 04/01/24 (Call 03/01/24)	275	298,609
3.50%, 04/01/29 (Call 01/01/29)	20	22,923
3.55%, 05/01/27 (Call 02/01/27)	345	395,480
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	100	103,584
3.20%, 05/15/27 (Call 02/15/27)	90	101,328
4.40%, 03/01/44 (Call 09/01/43)	32	41,452
5.50%, 03/15/40	25	35,185
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	10	11,028
4.10%, 11/15/48 (Call 05/15/48)	50	63,929
4.55%, 12/01/41 (Call 06/01/41)	10	13,034
PECO Energy Co.
3.70%, 09/15/47 (Call 03/15/47)	110	133,001
4.15%, 10/01/44 (Call 04/01/44)	250	313,582
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	24,248
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	5	5,915
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	30	36,353
3.85%, 05/01/49 (Call 11/01/48)	50	62,700
5.80%, 05/01/37	10	14,447
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	125	156,259
4.50%, 08/15/40	10	12,534
6.00%, 06/01/39	5	7,252
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	252	281,204
3.80%, 02/01/38 (Call 08/01/37)	100	114,480
4.00%, 02/01/48 (Call 08/01/47)	25	28,968
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	21	22,273
3.65%, 02/01/50 (Call 08/01/49)	50	53,061
4.00%, 04/01/47 (Call 10/01/46)	60	65,447
4.05%, 03/15/42 (Call 09/15/41)	10	11,045
4.65%, 10/01/43 (Call 04/01/43)	12	14,050
5.63%, 02/01/36	9	11,137
6.00%, 01/15/34	13	17,467
6.05%, 03/15/39	20	26,410
6.65%, 04/01/29	70	85,700
Series 04-G, 5.75%, 04/01/35	10	13,537
Series 05-E, 5.35%, 07/15/35	15	19,574
Series 06-E, 5.55%, 01/15/37	10	12,594
Series 08-A, 5.95%, 02/01/38	5	6,534
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	15	16,098
Series A, 4.20%, 03/01/29 (Call 12/01/28)	123	142,269
Series B, 4.88%, 03/01/49 (Call 09/01/48)	5	6,074
Series C, 3.60%, 02/01/45 (Call 08/01/44)	15	15,429
Series C, 4.13%, 03/01/48 (Call 09/01/47)	30	33,145

		9,452,596

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	$27	$29,246
3.05%, 09/22/26 (Call 06/22/26)	85	94,011
3.88%, 07/15/23 (Call 04/15/23)	240	260,506
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	55	59,651
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	25	27,854
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,730
Honeywell International Inc.
2.15%, 08/08/22 (Call 07/08/22)	225	232,549
2.50%, 11/01/26 (Call 08/01/26)	25	27,528
3.81%, 11/21/47 (Call 05/21/47)	18	22,934
5.38%, 03/01/41	25	36,224
5.70%, 03/15/36	10	14,224
5.70%, 03/15/37	17	24,440
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	11	11,558
3.50%, 02/15/28 (Call 11/15/27)	20	21,632
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	25	26,777
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	34	37,245
4.55%, 10/30/24 (Call 07/30/24)	350	395,717
4.60%, 04/06/27 (Call 01/06/27)	175	206,169
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	60	64,436
4.75%, 12/01/24 (Call 09/01/24)	70	77,309
4.90%, 06/15/28 (Call 03/15/28)	89	106,335
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	115	124,803

		1,906,878

Food — 0.6%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	5	5,058
3.30%, 03/19/25 (Call 12/19/24)	80	87,187
3.95%, 03/15/25 (Call 01/15/25)	130	146,347
4.15%, 03/15/28 (Call 12/15/27)	70	81,651
4.80%, 03/15/48 (Call 09/15/47)	45	58,375
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	5	6,480
5.40%, 11/01/48 (Call 05/01/48)	5	6,897
8.25%, 09/15/30	15	22,575
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	220	251,128
4.15%, 02/15/43 (Call 08/15/42)	15	18,647
4.20%, 04/17/28 (Call 01/17/28)	128	151,972
4.55%, 04/17/38 (Call 10/17/37)	17	21,933
5.40%, 06/15/40	7	9,665
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	15	16,603
3.38%, 08/15/46 (Call 02/15/46)	20	22,690
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	9	10,245
JM Smucker Co. (The)
4.25%, 03/15/35	12	14,394
4.38%, 03/15/45	35	42,098
Kellogg Co.
2.65%, 12/01/23	282	299,611
3.13%, 05/17/22	210	219,051
3.25%, 04/01/26	19	21,380
3.40%, 11/15/27 (Call 08/15/27)	320	360,355
4.30%, 05/15/28 (Call 02/15/28)	55	65,112
4.50%, 04/01/46	39	49,592

Security	Par (000)	Value

Food (continued)
Series B, 7.45%, 04/01/31	$24	$35,179
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	16	22,480
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	58	66,226
4.45%, 02/01/47 (Call 08/01/46)	15	18,538
4.65%, 01/15/48 (Call 07/15/47)	5	6,362
5.00%, 04/15/42 (Call 10/15/41)	15	18,885
5.15%, 08/01/43 (Call 02/01/43)	5	6,479
5.40%, 07/15/40 (Call 01/15/40)	20	25,752
5.40%, 01/15/49 (Call 07/15/48)	18	24,728
6.90%, 04/15/38	17	24,886
7.50%, 04/01/31	5	7,315
McCormick & Co. Inc.
3.40%, 08/15/27 (Call 05/15/27)	50	56,484
4.20%, 08/15/47 (Call 02/15/47)	54	68,394
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	37	49,445
Sysco Corp.
3.30%, 02/15/50 (Call 08/15/49)	21	19,447
4.45%, 03/15/48 (Call 09/15/47)	2	2,170
4.50%, 04/01/46 (Call 10/01/45)	20	21,303
4.85%, 10/01/45 (Call 04/01/45)	100	111,521
5.95%, 04/01/30 (Call 01/01/30)	50	63,171
6.60%, 04/01/50 (Call 10/01/49)	28	38,536
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	7	8,836
5.10%, 09/28/48 (Call 03/28/48)	17	23,319
5.15%, 08/15/44 (Call 02/15/44)	10	13,180

		2,721,682

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	43	47,830
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	30,039
4.40%, 08/15/47 (Call 02/15/47)	45	54,238
4.80%, 06/15/44 (Call 12/15/43)	40	48,934
5.15%, 05/15/46 (Call 11/15/45)	10	12,804
6.00%, 11/15/41 (Call 05/15/41)	5	6,750
7.30%, 11/15/39	85	123,483

		324,078

Gas — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49 (Call 09/15/48)	15	18,819
5.50%, 06/15/41 (Call 12/15/40)	5	6,969
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	25	26,771
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	25	25,436
4.75%, 09/01/28 (Call 06/01/28)	50	52,235
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	30	38,343
4.66%, 02/01/44 (Call 08/01/43)	10	12,831
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	100	111,109
3.75%, 09/15/42 (Call 03/15/42)	30	35,270
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	30	37,744
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	20	26,176
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	50	63,134
Southwest Gas Corp., 4.15%, 06/01/49 (Call 12/01/48)	15	17,865

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	$9	$10,190
Series K, 3.80%, 09/15/46 (Call 03/15/46)	40	45,477

		528,369

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	5	5,423
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	5	6,104
Stanley Black & Decker Inc., 5.20%, 09/01/40	20	27,282

		38,809

Health Care - Products — 0.1%
Abbott Laboratories
4.75%, 04/15/43 (Call 10/15/42)	17	23,467
4.90%, 11/30/46 (Call 05/30/46)	135	193,316
6.00%, 04/01/39	5	7,775
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	65	73,769
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	2	2,327
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	5	6,029
Koninklijke Philips NV
5.00%, 03/15/42	15	19,653
6.88%, 03/11/38	10	15,179
Medtronic Inc., 4.63%, 03/15/45	128	176,388
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	12	14,987
4.63%, 03/15/46 (Call 09/15/45)	5	6,552
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	5	6,399
5.30%, 02/01/44 (Call 08/01/43)	27	38,001

		583,842

Health Care - Services — 0.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	25	29,065
4.13%, 11/15/42 (Call 05/15/42)	8	9,190
4.50%, 05/15/42 (Call 11/15/41)	10	11,905
4.75%, 03/15/44 (Call 09/15/43)	35	43,941
6.75%, 12/15/37	7	10,057
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	35	43,760
4.55%, 03/01/48 (Call 09/01/47)	45	57,761
4.63%, 05/15/42	102	128,905
4.65%, 01/15/43	40	50,940
5.10%, 01/15/44	15	20,230
5.85%, 01/15/36	35	47,593
6.38%, 06/15/37	10	14,138
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	120	137,999
4.50%, 02/15/27 (Call 08/15/26)	25	28,502
5.00%, 03/15/24	25	28,258
5.13%, 06/15/39 (Call 12/15/38)	7	8,684
5.25%, 06/15/26 (Call 12/15/25)	209	246,580
5.25%, 06/15/49 (Call 12/15/48)	55	69,051
5.50%, 06/15/47 (Call 12/15/46)	20	25,368
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	10	12,056
4.63%, 12/01/42 (Call 06/01/42)	10	12,634
4.80%, 03/15/47 (Call 09/14/46)	15	19,962
4.95%, 10/01/44 (Call 04/01/44)	30	40,197
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	112	122,633
3.20%, 02/01/22	50	51,892

Security	Par (000)	Value

Health Care - Services (continued)
4.70%, 02/01/45 (Call 08/01/44)	$40	$51,105
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	30	34,197
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	15	16,370
3.45%, 06/01/26 (Call 03/01/26)	205	232,103
4.20%, 06/30/29 (Call 03/30/29)	40	47,619
4.70%, 03/30/45 (Call 09/30/44)	30	37,182
UnitedHealth Group Inc.
3.38%, 04/15/27	45	51,495
3.70%, 08/15/49 (Call 02/15/49)	5	6,079
3.75%, 10/15/47 (Call 04/15/47)	20	24,060
3.88%, 08/15/59 (Call 02/15/59)	20	24,946
4.20%, 01/15/47 (Call 07/15/46)	10	12,627
4.25%, 03/15/43 (Call 09/15/42)	30	38,203
4.25%, 04/15/47 (Call 10/15/46)	10	12,924
4.25%, 06/15/48 (Call 12/15/47)	15	19,416
4.45%, 12/15/48 (Call 06/15/48)	105	139,971
4.63%, 11/15/41 (Call 05/15/41)	10	13,269
4.75%, 07/15/45	75	102,145
5.70%, 10/15/40 (Call 04/15/40)	10	14,661
5.95%, 02/15/41 (Call 08/15/40)	5	7,425
6.63%, 11/15/37	25	39,516
6.88%, 02/15/38	20	32,256

		2,228,870

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	35	41,542

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	30	35,699
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	35	39,407
3.90%, 05/15/28 (Call 02/15/28)	50	59,233
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	90	103,343
3.90%, 05/04/47 (Call 11/04/46)	10	12,714

		250,396

Insurance — 1.1%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	200	219,086
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	10	11,702
Allstate Corp. (The)
4.50%, 06/15/43	7	8,957
5.35%, 06/01/33	8	10,988
6.50%, 05/15/57 (Call 05/15/37)(a)	15	19,177
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	250	268,482
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	5	5,417
4.50%, 06/15/47 (Call 12/15/46)	20	21,974
5.25%, 04/02/30 (Call 01/02/30)	15	18,194
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	30	34,890
4.38%, 01/15/55 (Call 07/15/54)	10	11,713
4.50%, 07/16/44 (Call 01/16/44)	25	29,302
4.75%, 04/01/48 (Call 10/01/47)	25	30,611
8.18%, 05/15/58 (Call 05/15/38)(a)	25	34,993
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	45	49,706
Aon Corp.
2.20%, 11/15/22	25	25,942
6.25%, 09/30/40	25	36,836
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	15	15,556

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXA SA, 8.60%, 12/15/30	$85	$128,980
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30)(a)	15	14,309
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	135	171,094
4.25%, 01/15/49 (Call 07/15/48)	30	38,971
4.30%, 05/15/43	5	6,482
4.40%, 05/15/42	22	28,697
Berkshire Hathaway Inc., 4.50%, 02/11/43	58	77,786
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	30	28,905
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	390	420,046
4.35%, 04/20/28 (Call 01/20/28)	30	34,278
5.00%, 04/20/48 (Call 10/20/47)	25	29,801
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	33	37,083
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	50	56,145
4.40%, 03/15/48 (Call 09/15/47)	5	6,162
Lincoln National Corp.
3.35%, 03/09/25	58	63,524
4.35%, 03/01/48 (Call 09/01/47)	15	17,542
6.30%, 10/09/37	5	6,627
7.00%, 06/15/40	25	36,688
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	20	22,773
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	65	69,639
5.38%, 03/04/46	19	26,022
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	30	35,923
5.00%, 04/05/46	25	32,690
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)	25	27,729
4.20%, 03/01/48 (Call 09/01/47)	35	45,086
4.35%, 01/30/47 (Call 07/30/46)	30	39,075
4.90%, 03/15/49 (Call 09/15/48)	23	32,411
5.88%, 08/01/33	40	56,693
MetLife Inc.
4.05%, 03/01/45	75	91,284
4.72%, 12/15/44	5	6,551
4.88%, 11/13/43	7	9,398
6.40%, 12/15/36 (Call 12/15/31)	130	162,332
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	20,513
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	24	29,418
4.35%, 05/15/43	22	26,626
6.05%, 10/15/36	7	9,810
Progressive Corp. (The)
3.70%, 01/26/45	5	6,016
4.13%, 04/15/47 (Call 10/15/46)	10	13,064
4.20%, 03/15/48 (Call 09/15/47)	5	6,537
4.35%, 04/25/44	21	27,298
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	14	16,012
3.94%, 12/07/49 (Call 06/07/49)	15	17,156
4.35%, 02/25/50 (Call 08/25/49)	30	36,484
4.42%, 03/27/48 (Call 09/27/47)	3	3,640
4.50%, 09/15/47 (Call 09/15/27)(a)	20	21,350
4.60%, 05/15/44	35	43,420
5.20%, 03/15/44 (Call 03/15/24)(a)	130	137,835

Security	Par (000)	Value

Insurance (continued)
5.38%, 05/15/45 (Call 05/15/25)(a)	$78	$85,164
5.70%, 12/14/36	100	143,772
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	127	146,689
Series B, 5.75%, 07/15/33	15	20,616
Sompo International Holdings Ltd., 4.70%, 10/15/22	95	100,840
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	19,229
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	30	35,910
4.00%, 05/30/47 (Call 11/30/46)	89	110,544
4.05%, 03/07/48 (Call 09/07/47)	5	6,263
4.10%, 03/04/49 (Call 09/04/48)	20	25,272
4.30%, 08/25/45 (Call 02/25/45)	20	25,526
4.60%, 08/01/43	35	46,012
5.35%, 11/01/40	15	21,117
6.25%, 06/15/37	15	22,808
6.75%, 06/20/36	45	69,707
Travelers Property Casualty Corp., 6.38%, 03/15/33	26	38,574
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	35	35,003
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(a)	119	119,513
4.80%, 06/15/46	22	27,121
5.70%, 07/15/43	24	31,663
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	42	56,134
XLIT Ltd.
4.45%, 03/31/25	156	175,456
5.25%, 12/15/43	10	13,709
5.50%, 03/31/45	65	88,988

		4,595,061

Internet — 0.1%
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)	68	88,295
4.25%, 08/22/57 (Call 02/22/57)	34	46,176
4.95%, 12/05/44 (Call 06/05/44)	17	24,420
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	20	22,298
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	48	53,490
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	226,180

		460,859

Iron & Steel — 0.0%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	25	27,271
4.40%, 05/01/48 (Call 11/01/47)	12	15,261
5.20%, 08/01/43 (Call 02/01/43)	10	13,347
6.40%, 12/01/37	22	31,761
Steel Dynamics Inc., 4.13%, 09/15/25 (Call 09/15/20)	80	81,799

		169,439

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	50	55,094

Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	5	5,232
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	5	5,311
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	35	39,343
Series X, 4.00%, 04/15/28 (Call 01/15/28)	10	10,227
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	500	534,775
5.40%, 08/08/28 (Call 05/08/28)	940	1,061,721

		1,656,609

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42	$15	$19,341
Caterpillar Financial Services Corp.
1.95%, 11/18/22	424	439,031
3.30%, 06/09/24	271	297,862
Caterpillar Inc.
3.80%, 08/15/42	15	18,291
4.75%, 05/15/64 (Call 11/15/63)	5	7,029
5.20%, 05/27/41	42	58,405
5.30%, 09/15/35	20	27,584
6.05%, 08/15/36	21	30,361
CNH Industrial Capital LLC
4.20%, 01/15/24	206	222,435
4.38%, 04/05/22	475	498,688
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	15	16,256
4.50%, 08/15/23	235	252,515
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,430
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	10	10,790
3.90%, 06/09/42 (Call 12/09/41)	10	12,792
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	32,135
John Deere Capital Corp.
1.20%, 04/06/23	25	25,546
2.25%, 09/14/26	25	27,182
2.70%, 01/06/23	100	105,555
3.05%, 01/06/28	14	15,671
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(b)	5	5,344
3.36%, 02/15/50 (Call 08/15/49)(b)	5	5,483
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	160	185,182
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	25	26,449
4.95%, 09/15/28 (Call 06/15/28)	25	28,819
Xylem Inc.
3.25%, 11/01/26 (Call 08/01/26)	75	84,145
4.38%, 11/01/46 (Call 05/01/46)	25	28,804
4.88%, 10/01/21	486	508,303

		3,000,428

Manufacturing — 1.0%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	100	103,350
2.00%, 06/26/22	450	463,747
2.00%, 02/14/25 (Call 01/14/25)	255	270,504
2.25%, 03/15/23 (Call 02/15/23)	1,435	1,500,780
2.25%, 09/19/26 (Call 06/19/26)	155	168,220
2.65%, 04/15/25 (Call 03/15/25)	50	54,412
2.88%, 10/15/27 (Call 07/15/27)	65	72,910
3.00%, 08/07/25	265	294,834
3.25%, 02/14/24 (Call 01/14/24)	185	201,872
3.38%, 03/01/29 (Call 12/01/28)	50	57,607
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	20	23,956
4.15%, 11/02/42	15	18,688
General Electric Co.
4.13%, 10/09/42	16	15,821
4.35%, 05/01/50 (Call 11/01/49)	16	16,258
4.50%, 03/11/44	14	14,458
5.55%, 01/05/26	82	95,246
5.88%, 01/14/38	140	162,078
6.15%, 08/07/37	5	5,906

Security	Par (000)	Value

Manufacturing (continued)
6.75%, 03/15/32	$35	$43,678
6.88%, 01/10/39	20	25,456
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	25	31,392
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	5	6,094
4.10%, 03/01/47 (Call 09/01/46)	32	38,714
4.45%, 11/21/44 (Call 05/21/44)	130	162,461
6.25%, 05/15/38	10	13,971
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	55	61,917
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	45	48,915
3.90%, 09/17/29 (Call 06/17/29)	28	31,158
4.00%, 03/15/26 (Call 12/15/25)	68	74,514
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	57,385
4.30%, 02/21/48 (Call 08/21/47)	5	5,967
5.75%, 06/15/43	30	41,617
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	193	213,421
4.50%, 03/21/49 (Call 09/21/48)	5	6,298
4.65%, 11/01/44 (Call 05/01/44)	5	6,040

		4,409,645

Media — 0.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.13%, 07/01/49 (Call 01/01/49)	2	2,347
5.38%, 04/01/38 (Call 10/01/37)	10	12,168
5.75%, 04/01/48 (Call 10/01/47)	30	37,618
6.38%, 10/23/35 (Call 04/23/35)	45	62,402
6.48%, 10/23/45 (Call 04/23/45)	60	80,592
6.83%, 10/23/55 (Call 04/23/55)	10	13,778
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	40	44,415
3.45%, 02/01/50 (Call 08/01/49)	5	5,639
3.97%, 11/01/47 (Call 05/01/47)	115	138,625
4.00%, 08/15/47 (Call 02/15/47)	5	6,082
4.00%, 03/01/48 (Call 09/01/47)	5	6,044
4.00%, 11/01/49 (Call 05/01/49)	17	20,660
4.05%, 11/01/52 (Call 05/01/52)	17	20,809
4.60%, 10/15/38 (Call 04/15/38)	25	32,151
4.60%, 08/15/45 (Call 02/15/45)	30	39,192
4.65%, 07/15/42	15	19,486
4.70%, 10/15/48 (Call 04/15/48)	45	60,418
4.95%, 10/15/58 (Call 04/15/58)	55	79,397
5.65%, 06/15/35	5	7,151
6.40%, 03/01/40	10	15,354
6.45%, 03/15/37	35	53,141
6.50%, 11/15/35	20	30,666
6.55%, 07/01/39	5	7,807
6.95%, 08/15/37	32	50,534
Discovery Communications LLC
4.65%, 05/15/50 (Call 11/15/49)	5	5,706
4.88%, 04/01/43	15	17,100
5.00%, 09/20/37 (Call 03/20/37)	20	23,714
5.20%, 09/20/47 (Call 03/20/47)	40	47,903
5.30%, 05/15/49 (Call 11/15/48)	15	18,356
6.35%, 06/01/40	5	6,725
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	25	34,242

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
6.63%, 01/15/40	$25	$33,203
8.50%, 03/11/32	15	22,142
NBCUniversal Media LLC
4.45%, 01/15/43	45	57,646
5.95%, 04/01/41	20	29,781
6.40%, 04/30/40	10	15,337
Thomson Reuters Corp.
5.50%, 08/15/35	30	38,888
5.65%, 11/23/43 (Call 05/23/43)	7	9,230
5.85%, 04/15/40	25	33,437
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	60	67,014
5.88%, 11/15/40 (Call 05/15/40)	5	6,350
6.55%, 05/01/37	5	6,726
6.75%, 06/15/39	5	6,958
7.30%, 07/01/38	50	71,504
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	15	23,200
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	30	31,039
3.70%, 12/01/42	15	17,107
4.13%, 06/01/44	12	14,637
4.38%, 08/16/41	15	18,351
Series E, 4.13%, 12/01/41	20	23,940
ViacomCBS Inc.
3.70%, 06/01/28 (Call 03/01/28)	5	5,507
4.60%, 01/15/45 (Call 07/15/44)	10	10,950
4.85%, 07/01/42 (Call 01/01/42)	15	16,695
4.90%, 08/15/44 (Call 02/15/44)	15	16,890
5.85%, 09/01/43 (Call 03/01/43)	35	43,205
5.90%, 10/15/40 (Call 04/15/40)	30	37,200
6.88%, 04/30/36	5	6,826
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	75	73,709
3.35%, 03/24/25	131	146,155
3.60%, 01/13/51 (Call 07/13/50)	50	57,111
5.40%, 10/01/43	10	13,811
6.15%, 03/01/37	40	56,210
6.20%, 12/15/34	5	7,367
6.65%, 11/15/37	5	7,577
7.75%, 12/01/45	200	338,644

		2,364,569

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	5	5,740
4.38%, 06/15/45 (Call 12/15/44)	10	12,453
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	24	26,031
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	19	20,868
5.25%, 10/01/54 (Call 04/01/54)	5	5,328

		70,420

Mining — 0.1%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	130	148,390
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	125	135,684
4.88%, 03/15/42 (Call 09/15/41)	30	41,354
5.45%, 06/09/44 (Call 12/09/43)	5	7,046
6.25%, 10/01/39	5	7,406
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	63	80,719

Security	Par (000)	Value

Mining (continued)
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	$5	$4,981
5.40%, 02/01/43 (Call 08/01/42)	10	10,278
6.00%, 08/15/40 (Call 02/15/40)	30	32,513
6.13%, 10/01/35	40	46,952
6.25%, 07/15/41 (Call 01/15/41)	25	27,999

		543,322

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	30	32,660

Oil & Gas — 0.9%
BP Capital Markets America Inc., 3.59%, 04/14/27 (Call 01/14/27)	27	30,457
BP Capital Markets PLC, 2.75%, 05/10/23	30	31,625
Burlington Resources LLC
5.95%, 10/15/36	17	23,743
7.20%, 08/15/31	25	36,108
7.40%, 12/01/31	14	20,660
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	100	105,555
2.98%, 05/11/40 (Call 11/11/39)	12	13,041
3.08%, 05/11/50 (Call 11/11/49)	55	59,798
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	7,349
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	7	8,105
4.88%, 10/01/47 (Call 04/01/47)	5	5,778
Conoco Funding Co., 7.25%, 10/15/31	15	22,433
ConocoPhillips
5.90%, 10/15/32	30	41,756
5.90%, 05/15/38	75	105,712
6.50%, 02/01/39	40	60,436
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	10	12,634
4.95%, 03/15/26 (Call 12/15/25)	195	234,501
6.95%, 04/15/29	30	42,005
Ecopetrol SA
5.88%, 05/28/45	95	107,818
7.38%, 09/18/43	20	26,017
Eni USA Inc., 7.30%, 11/15/27	45	56,958
Equinor ASA
2.65%, 01/15/24	251	268,482
2.88%, 04/06/25 (Call 03/06/25)	103	112,926
3.25%, 11/10/24	280	310,400
3.63%, 09/10/28 (Call 06/10/28)	40	46,857
3.70%, 04/06/50 (Call 10/06/49)	25	29,051
3.95%, 05/15/43	92	107,880
4.25%, 11/23/41	25	30,577
4.80%, 11/08/43	35	46,038
5.10%, 08/17/40	50	68,160
Exxon Mobil Corp.
1.57%, 04/15/23	150	154,660
3.10%, 08/16/49 (Call 02/16/49)	40	41,950
3.45%, 04/15/51 (Call 10/15/50)	44	49,316
3.48%, 03/19/30 (Call 12/19/29)	175	203,126
3.57%, 03/06/45 (Call 09/06/44)	27	30,373
4.11%, 03/01/46 (Call 09/01/45)	5	6,048
4.23%, 03/19/40 (Call 09/19/39)	5	6,204
4.33%, 03/19/50 (Call 09/19/49)	86	109,750
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	20	20,674

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.30%, 04/01/27 (Call 01/01/27)	$130	$138,432
5.60%, 02/15/41	50	56,788
5.80%, 04/01/47 (Call 10/01/46)	60	68,582
6.00%, 01/15/40	5	5,713
7.13%, 03/15/33	5	6,161
7.30%, 08/15/31	40	49,368
7.88%, 10/01/29	25	31,369
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	25	24,745
6.60%, 10/01/37	11	11,829
6.80%, 03/15/32	10	10,965
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	20	21,488
5.00%, 09/15/54 (Call 03/15/54)	15	16,564
6.50%, 03/01/41 (Call 09/01/40)	25	31,981
Newfield Exploration Co., 5.75%, 01/30/22	100	102,327
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	27	35,278
5.05%, 11/15/44 (Call 05/15/44)	10	13,095
5.25%, 11/15/43 (Call 05/15/43)	25	33,198
6.00%, 03/01/41 (Call 09/01/40)	5	6,937
Ovintiv Inc., 7.38%, 11/01/31	50	52,052
Phillips 66
4.30%, 04/01/22	25	26,489
4.65%, 11/15/34 (Call 05/15/34)	15	18,397
4.88%, 11/15/44 (Call 05/15/44)	5	6,071
5.88%, 05/01/42	22	29,537
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	95	105,714
3.13%, 05/29/50 (Call 11/29/49)	100	105,216
3.46%, 07/12/49 (Call 01/12/49)	5	5,561
Valero Energy Corp.
4.90%, 03/15/45	35	41,515
6.63%, 06/15/37	5	6,735

		3,757,068

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	683	715,941
3.14%, 11/07/29 (Call 08/07/29)	125	133,689
3.34%, 12/15/27 (Call 09/15/27)	205	223,591
4.08%, 12/15/47 (Call 06/15/47)	35	36,831
Baker Hughes Holdings LLC, 5.13%, 09/15/40	120	146,602
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,751
4.75%, 08/01/43 (Call 02/01/43)	19	19,976
4.85%, 11/15/35 (Call 05/15/35)	50	55,509
5.00%, 11/15/45 (Call 05/15/45)	40	43,890
6.70%, 09/15/38	5	6,379
7.45%, 09/15/39	93	127,037
National Oilwell Varco Inc.
3.60%, 12/01/29 (Call 09/01/29)	10	9,849
3.95%, 12/01/42 (Call 06/01/42)	15	13,887

		1,583,932

Packaging & Containers — 0.0%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	70	82,497
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	5	6,003
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	15	19,318
WestRock MWV LLC, 8.20%, 01/15/30	30	42,332

		150,150

Security	Par (000)	Value

Pharmaceuticals — 1.5%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)(b)	$130	$144,093
3.75%, 11/14/23 (Call 10/14/23)	25	27,394
4.05%, 11/21/39 (Call 05/21/39)(b)	35	40,874
4.25%, 11/21/49 (Call 05/21/49)(b)	87	104,947
4.30%, 05/14/36 (Call 11/14/35)	35	41,793
4.40%, 11/06/42	5	6,029
4.45%, 05/14/46 (Call 11/14/45)	90	109,175
4.50%, 05/14/35 (Call 11/14/34)	65	80,118
4.63%, 10/01/42 (Call 04/01/42)(b)	57	70,139
4.70%, 05/14/45 (Call 11/14/44)	60	74,910
4.85%, 06/15/44 (Call 12/15/43)(b)	10	12,600
4.88%, 11/14/48 (Call 05/14/48)	18	23,074
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	28,542
4.30%, 12/15/47 (Call 06/15/47)	12	14,001
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	80	89,015
3.38%, 11/16/25	194	218,557
4.00%, 09/18/42	10	12,419
4.38%, 11/16/45	60	79,090
6.45%, 09/15/37	70	108,060
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	25	27,204
3.70%, 06/06/27 (Call 03/06/27)	192	217,413
3.73%, 12/15/24 (Call 09/15/24)	185	205,509
3.79%, 05/20/50 (Call 11/20/49)	9	10,209
4.69%, 12/15/44 (Call 06/15/44)	18	22,651
Bristol-Myers Squibb Co.
3.25%, 02/27/27	45	51,598
3.25%, 08/01/42	10	11,763
3.40%, 07/26/29 (Call 04/26/29)	120	140,096
4.13%, 06/15/39 (Call 12/15/38)	15	19,259
4.25%, 10/26/49 (Call 04/26/49)	86	114,967
4.35%, 11/15/47 (Call 05/15/47)	30	39,922
4.55%, 02/20/48 (Call 08/20/47)	7	9,630
4.63%, 05/15/44 (Call 11/15/43)	10	13,507
5.00%, 08/15/45 (Call 02/15/45)	45	64,264
5.25%, 08/15/43	10	14,392
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	205	221,097
3.41%, 06/15/27 (Call 03/15/27)	90	100,948
3.50%, 11/15/24 (Call 08/15/24)	217	238,537
3.75%, 09/15/25 (Call 06/15/25)	85	95,624
4.37%, 06/15/47 (Call 12/15/46)	37	41,321
4.50%, 11/15/44 (Call 05/15/44)	25	27,578
4.60%, 03/15/43	10	11,131
4.90%, 09/15/45 (Call 03/15/45)	12	14,143
Cigna Corp.
3.40%, 03/15/50 (Call 09/15/49)	100	107,376
3.88%, 10/15/47 (Call 04/15/47)	35	39,923
4.38%, 10/15/28 (Call 07/15/28)	160	191,642
4.80%, 08/15/38 (Call 02/15/38)	5	6,318
4.80%, 07/15/46 (Call 01/16/46)	35	45,116
4.90%, 12/15/48 (Call 06/15/48)	55	73,478
6.13%, 11/15/41	122	177,839
CVS Health Corp.
3.75%, 04/01/30 (Call 01/01/30)	105	121,483
4.30%, 03/25/28 (Call 12/25/27)	138	162,506
4.78%, 03/25/38 (Call 09/25/37)	167	204,991

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 07/20/35 (Call 01/20/35)	$15	$19,119
5.05%, 03/25/48 (Call 09/25/47)	155	202,167
5.13%, 07/20/45 (Call 01/20/45)	100	129,093
5.30%, 12/05/43 (Call 06/05/43)	25	32,562
6.13%, 09/15/39	20	27,842
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	14	13,392
3.70%, 03/01/45 (Call 09/01/44)	20	24,065
3.95%, 05/15/47 (Call 11/15/46)	62	78,057
3.95%, 03/15/49 (Call 09/15/48)	2	2,572
4.15%, 03/15/59 (Call 09/15/58)	35	46,130
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	5	6,461
6.38%, 05/15/38	30	46,667
GlaxoSmithKline Capital PLC, 2.88%, 06/01/22 (Call 05/01/22)	503	524,378
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	100	108,932
3.50%, 01/15/48 (Call 07/15/47)	20	24,700
3.70%, 03/01/46 (Call 09/01/45)	133	165,846
4.50%, 09/01/40	10	13,565
4.50%, 12/05/43 (Call 06/05/43)	16	22,106
4.85%, 05/15/41	7	9,830
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	10	12,084
6.00%, 03/01/41 (Call 09/01/40)	5	6,803
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	10	13,116
5.90%, 11/01/39	45	64,702
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	80	97,151
3.90%, 03/07/39 (Call 09/07/38)	10	12,437
4.00%, 03/07/49 (Call 09/07/48)	77	99,346
4.15%, 05/18/43	35	45,008
6.55%, 09/15/37	7	11,172
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	10	14,364
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	10	12,508
5.40%, 11/29/43 (Call 05/29/43)	20	25,035
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	30	37,865
Pfizer Inc.
4.10%, 09/15/38 (Call 03/15/38)	5	6,281
4.13%, 12/15/46	7	8,951
4.20%, 09/15/48 (Call 03/15/48)	45	58,969
4.30%, 06/15/43	5	6,468
4.40%, 05/15/44	10	13,263
5.60%, 09/15/40	5	7,236
7.20%, 03/15/39	17	28,420
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	30	33,391
3.95%, 09/12/47 (Call 03/12/47)	40	49,385
4.45%, 08/20/48 (Call 02/20/48)	15	19,740
4.50%, 11/13/25 (Call 08/13/25)	140	164,919
4.70%, 02/01/43 (Call 08/01/42)	42	55,457

		6,529,820

Pipelines — 0.7%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	149	164,755
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(b)	25	26,426

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	$15	$19,074
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	25	23,229
4.95%, 05/15/28 (Call 02/15/28)	15	14,834
5.00%, 05/15/44 (Call 11/15/43)	17	14,801
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	5	6,035
7.38%, 10/15/45 (Call 04/15/45)	55	81,803
Series B, 7.50%, 04/15/38	15	20,438
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	15	16,754
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	75	81,080
4.45%, 02/15/43 (Call 08/15/42)	28	30,857
4.85%, 08/15/42 (Call 02/15/42)	5	5,778
4.85%, 03/15/44 (Call 09/15/43)	20	23,140
4.90%, 05/15/46 (Call 11/15/45)	35	40,682
4.95%, 10/15/54 (Call 04/15/54)	15	17,264
5.10%, 02/15/45 (Call 08/15/44)	5	5,957
5.38%, 02/15/78 (Call 02/15/28)(a)	75	68,245
5.70%, 02/15/42	10	12,545
6.13%, 10/15/39	5	6,487
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	70	62,300
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	20	19,207
Series H, 6.65%, 10/15/34	5	6,734
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	30	32,132
5.40%, 09/01/44 (Call 03/01/44)	10	11,889
5.50%, 03/01/44 (Call 09/01/43)	20	23,929
5.80%, 03/15/35	10	12,325
6.38%, 03/01/41	20	25,021
6.50%, 02/01/37	20	24,867
6.50%, 09/01/39	15	19,262
6.95%, 01/15/38	30	39,962
7.30%, 08/15/33	25	34,417
7.40%, 03/15/31	15	19,661
7.50%, 11/15/40	10	13,736
Kinder Morgan Inc.
5.20%, 03/01/48 (Call 09/01/47)	60	73,567
5.55%, 06/01/45 (Call 12/01/44)	60	74,185
7.80%, 08/01/31	5	6,960
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	29	30,565
4.20%, 10/03/47 (Call 04/03/47)	30	32,042
4.25%, 09/15/46 (Call 03/15/46)	15	16,101
4.85%, 02/01/49 (Call 08/01/48)	7	8,256
5.15%, 10/15/43 (Call 04/15/43)	20	23,393
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	25	27,336
4.70%, 04/15/48 (Call 10/15/47)	30	32,076
5.20%, 03/01/47 (Call 09/01/46)	20	22,509
5.20%, 12/01/47 (Call 06/01/47)	15	16,660
5.50%, 02/15/49 (Call 08/15/48)	35	41,462
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	44	45,894
4.35%, 03/15/29 (Call 12/15/28)	35	36,648
4.45%, 09/01/49 (Call 03/01/49)	15	13,475
4.55%, 07/15/28 (Call 04/15/28)	98	103,987
4.95%, 07/13/47 (Call 01/06/47)	47	44,852
5.20%, 07/15/48 (Call 01/15/48)	20	19,633

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.00%, 06/15/35	$40	$44,295
7.50%, 09/01/23 (Call 06/01/23)	55	63,358
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	145	159,006
6.13%, 02/01/41 (Call 08/01/40)	25	26,915
6.20%, 09/15/43 (Call 03/15/43)	22	23,822
6.65%, 10/01/36	15	17,379
6.85%, 10/15/37	20	22,708
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,098
4.90%, 10/01/46 (Call 04/01/46)	25	26,984
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	5	4,359
4.70%, 06/15/44 (Call 12/15/43)	10	9,289
4.90%, 02/15/45 (Call 08/15/44)	10	9,550
5.15%, 06/01/42 (Call 12/01/41)	5	4,853
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5	5,503
4.50%, 05/15/30 (Call 11/15/29)(b)	10	11,427
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	30	34,474
5.95%, 09/25/43 (Call 03/25/43)	7	8,995
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	80	86,190
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	40	49,772
Texas Eastern Transmission LP, 7.00%, 07/15/32	45	59,702
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	100	116,638
4.88%, 01/15/26 (Call 10/15/25)	25	29,638
4.88%, 05/15/48 (Call 11/15/47)	25	32,054
5.00%, 10/16/43 (Call 04/16/43)	13	16,009
5.10%, 03/15/49 (Call 09/15/48)	70	93,319
5.85%, 03/15/36	5	6,644
6.20%, 10/15/37	50	67,351
7.25%, 08/15/38	20	29,700
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)(b)	30	32,504
4.60%, 03/15/48 (Call 09/15/47)	25	29,486
5.40%, 08/15/41 (Call 02/15/41)	5	5,948
Williams Companies Inc. (The)
4.90%, 01/15/45 (Call 07/15/44)	5	5,621
5.10%, 09/15/45 (Call 03/15/45)	30	35,053
5.40%, 03/04/44 (Call 09/04/43)	20	23,060
5.75%, 06/24/44 (Call 12/24/43)	10	11,948
5.80%, 11/15/43 (Call 05/15/43)	10	11,861
6.30%, 04/15/40	25	31,619
8.75%, 03/15/32	20	28,775
Series A, 7.50%, 01/15/31	5	6,560

		2,979,694

Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	80	92,807
5.25%, 03/15/25 (Call 12/15/24)	120	138,015

		230,822

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
4.00%, 02/01/50 (Call 08/01/49)	35	42,606
4.70%, 07/01/30 (Call 04/01/30)	207	256,456
4.85%, 04/15/49 (Call 10/15/48)	23	31,513

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	$40	$39,980
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	30	33,041
3.38%, 10/15/26 (Call 07/15/26)	80	90,014
3.50%, 01/31/23	25	26,741
3.55%, 07/15/27 (Call 04/15/27)	50	56,322
3.60%, 01/15/28 (Call 10/15/27)	130	146,880
4.00%, 06/01/25 (Call 03/01/25)	210	238,329
4.40%, 02/15/26 (Call 11/15/25)	75	87,221
AvalonBay Communities Inc.
3.30%, 06/01/29 (Call 03/01/29)	22	25,036
3.50%, 11/15/25 (Call 08/15/25)	10	11,199
3.90%, 10/15/46 (Call 04/15/46)	14	17,026
4.35%, 04/15/48 (Call 10/15/47)	155	200,331
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	90	97,174
2.90%, 03/15/30 (Call 12/15/29)	15	15,882
3.40%, 06/21/29 (Call 03/21/29)	111	121,743
3.65%, 02/01/26 (Call 11/03/25)	45	50,295
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	70	72,291
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	5	5,562
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	205	224,239
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	25	26,716
3.20%, 09/01/24 (Call 07/01/24)	25	27,168
4.00%, 11/15/49 (Call 05/15/49)	5	5,808
4.30%, 02/15/29 (Call 11/15/28)	5	5,911
4.45%, 02/15/26 (Call 11/15/25)	25	29,018
4.75%, 05/15/47 (Call 11/15/46)	32	40,647
5.20%, 02/15/49 (Call 08/15/48)	31	41,968
5.25%, 01/15/23	25	27,708
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	15	14,011
4.95%, 04/15/28 (Call 01/15/28)	15	14,528
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	100	107,027
3.20%, 11/18/29 (Call 08/18/29)	49	54,253
ERP Operating LP
4.15%, 12/01/28 (Call 09/01/28)	5	5,974
4.50%, 06/01/45 (Call 12/01/44)	11	14,296
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	30	32,592
3.50%, 07/15/29 (Call 04/15/29)	44	49,356
6.75%, 02/01/41 (Call 08/01/40)	15	21,554
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	141,159
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	34	35,412
4.25%, 08/15/29 (Call 05/15/29)	20	22,632
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	40	41,672
3.70%, 10/01/49 (Call 04/01/49)	35	34,551
4.25%, 04/01/45 (Call 10/01/44)	10	10,622
4.45%, 09/01/47 (Call 03/01/47)	25	27,427
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	25	27,432

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	$15	$15,902
4.75%, 01/15/28 (Call 10/15/27)	15	16,179
Prologis LP
3.00%, 04/15/50 (Call 10/15/49)	25	27,249
3.75%, 11/01/25 (Call 08/01/25)	230	263,663
3.88%, 09/15/28 (Call 06/15/28)	43	51,469
4.38%, 02/01/29 (Call 11/01/28)	25	30,881
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	55	56,757
4.40%, 02/01/47 (Call 08/01/46)	5	5,633
4.65%, 03/15/49 (Call 09/15/48)	35	40,610
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	25	24,278
5.13%, 08/15/26 (Call 05/15/26)	109	118,438
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	25	23,724
4.25%, 10/01/44 (Call 04/01/44)	20	21,934
4.25%, 11/30/46 (Call 05/30/46)	12	13,216
4.75%, 03/15/42 (Call 09/15/41)	5	5,858
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	15	15,434
4.70%, 06/01/27 (Call 03/01/27)	65	68,739
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	5	5,229
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	10	9,459
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	15	16,657
Ventas Realty LP
3.85%, 04/01/27 (Call 01/01/27)	49	52,512
4.38%, 02/01/45 (Call 08/01/44)	12	12,309
4.88%, 04/15/49 (Call 10/15/48)	10	11,095
5.70%, 09/30/43 (Call 03/30/43)	10	11,777
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	50	66,085
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	45	51,865
6.95%, 10/01/27	90	114,697
7.38%, 03/15/32	50	72,309
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	15	16,164

		3,989,445

Retail — 0.6%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	130	140,084
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	165	195,060
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	44	45,395
4.55%, 02/15/48 (Call 08/15/47)	43	41,151
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	25	26,985
2.63%, 06/01/22 (Call 05/01/22)	25	25,981
2.95%, 06/15/29 (Call 03/15/29)	350	394,429
3.25%, 03/01/22	25	26,121
3.35%, 09/15/25 (Call 06/15/25)	25	28,185
3.50%, 09/15/56 (Call 03/15/56)	60	71,492
3.90%, 06/15/47 (Call 12/15/46)	30	36,764
4.20%, 04/01/43 (Call 10/01/42)	20	25,038
4.25%, 04/01/46 (Call 10/01/45)	67	85,565
4.40%, 03/15/45 (Call 09/15/44)	16	20,641
4.50%, 12/06/48 (Call 06/06/48)	10	13,372
4.88%, 02/15/44 (Call 08/15/43)	40	54,296
5.40%, 09/15/40 (Call 03/15/40)	5	7,130
5.88%, 12/16/36	17	25,455
5.95%, 04/01/41 (Call 10/01/40)	105	159,961

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	$35	$34,783
5.55%, 07/17/45 (Call 01/17/45)	17	15,490
Lowe’s Companies Inc.
4.05%, 05/03/47 (Call 11/03/46)	50	59,613
4.25%, 09/15/44 (Call 03/15/44)	15	17,888
4.38%, 09/15/45 (Call 03/15/45)	30	36,570
4.50%, 04/15/30 (Call 01/15/30)	45	55,783
4.65%, 04/15/42 (Call 10/15/41)	45	57,144
5.50%, 10/15/35	28	38,774
6.50%, 03/15/29	15	20,209
McDonald’s Corp.
3.70%, 02/15/42	5	5,580
4.20%, 04/01/50 (Call 10/01/49)	30	36,680
4.60%, 05/26/45 (Call 11/26/44)	65	81,432
4.88%, 07/15/40	35	45,563
4.88%, 12/09/45 (Call 06/09/45)	5	6,528
6.30%, 03/01/38	25	37,137
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	15	13,144
4.38%, 04/01/30 (Call 01/01/30)	109	87,908
5.00%, 01/15/44 (Call 07/15/43)	50	34,767
6.95%, 03/15/28	40	40,566
Ross Stores Inc.
4.80%, 04/15/30 (Call 01/15/30)	25	30,157
5.45%, 04/15/50 (Call 10/15/49)	15	19,345
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	5	5,290
3.75%, 12/01/47 (Call 06/01/47)	48	52,716
4.30%, 06/15/45 (Call 12/10/44)	17	19,863
4.50%, 11/15/48 (Call 05/15/48)	24	29,324
Target Corp.
3.63%, 04/15/46	70	86,379
4.00%, 07/01/42	65	83,460
6.35%, 11/01/32	40	59,686
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	38	48,436
Walgreen Co., 4.40%, 09/15/42	20	21,102
Walgreens Boots Alliance Inc.
4.65%, 06/01/46 (Call 12/01/45)	5	5,399
4.80%, 11/18/44 (Call 05/18/44)	15	16,428

		2,626,249

Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23	30	33,430
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	27	37,362
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	51	58,433
4.35%, 04/01/47 (Call 10/01/46)	30	40,502
5.10%, 10/01/35 (Call 04/01/35)	10	14,013
5.85%, 06/15/41	5	7,623
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	195	214,769
3.15%, 05/11/27 (Call 02/11/27)	15	16,926
3.73%, 12/08/47 (Call 06/08/47)	38	45,265
4.00%, 12/15/32	96	120,776
4.10%, 05/19/46 (Call 11/19/45)	17	21,260
4.10%, 05/11/47 (Call 11/11/46)	30	37,713
4.75%, 03/25/50 (Call 09/25/49)	27	37,359
4.80%, 10/01/41	5	6,729
4.90%, 07/29/45 (Call 01/29/45)	17	23,418

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	$14	$14,807
4.88%, 03/15/49 (Call 09/15/48)	10	14,347
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	30	33,404
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	50	55,588
3.20%, 09/16/26 (Call 06/16/26)	240	271,342
3.50%, 04/01/50 (Call 10/01/49)	100	113,516
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	35	44,907
4.80%, 05/20/45 (Call 11/20/44)	20	27,241
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	64	68,803
2.63%, 05/15/24 (Call 03/15/24)	405	435,375
2.90%, 11/03/27 (Call 08/03/27)	90	101,198
4.15%, 05/15/48 (Call 11/15/47)	15	19,764

		1,915,870

Software — 2.0%
Activision Blizzard Inc.
2.60%, 06/15/22 (Call 05/15/22)	105	109,145
4.50%, 06/15/47 (Call 12/15/46)	39	50,333
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	20	21,612
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	230	253,727
4.38%, 06/15/25 (Call 03/15/25)	85	97,036
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	30	33,158
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	25	28,165
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	10	10,664
4.50%, 12/01/27 (Call 09/01/27)	50	57,501
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	25	29,710
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	185	198,646
4.40%, 07/01/49 (Call 01/01/49)	12	15,197
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	700	733,145
2.13%, 11/15/22	405	421,544
2.38%, 05/01/23 (Call 02/01/23)	290	304,947
2.40%, 08/08/26 (Call 05/08/26)	366	400,115
2.53%, 06/01/50 (Call 12/01/49)	78	81,795
2.65%, 11/03/22 (Call 09/03/22)	630	660,687
2.68%, 06/01/60 (Call 12/01/59)	64	67,268
2.70%, 02/12/25 (Call 11/12/24)	405	442,074
2.88%, 02/06/24 (Call 12/06/23)	250	269,960
3.13%, 11/03/25 (Call 08/03/25)	469	527,109
3.30%, 02/06/27 (Call 11/06/26)	392	449,048
3.45%, 08/08/36 (Call 02/08/36)	131	157,850
3.50%, 02/12/35 (Call 08/12/34)	140	172,635
3.63%, 12/15/23 (Call 09/15/23)	425	467,891
3.70%, 08/08/46 (Call 02/08/46)	160	199,781
3.75%, 02/12/45 (Call 08/12/44)	4	5,007
4.10%, 02/06/37 (Call 08/06/36)	26	33,650
4.20%, 11/03/35 (Call 05/03/35)	5	6,586
4.25%, 02/06/47 (Call 08/06/46)	18	24,552
4.45%, 11/03/45 (Call 05/03/45)	100	138,895
4.50%, 02/06/57 (Call 08/06/56)	8	11,449
5.20%, 06/01/39	6	8,765
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	5	5,657

Security	Par (000)	Value

Software (continued)
3.60%, 04/01/50 (Call 10/01/49)	$151	$169,061
3.80%, 11/15/37 (Call 05/15/37)	170	197,047
3.85%, 07/15/36 (Call 01/15/36)	15	17,753
3.85%, 04/01/60 (Call 10/01/59)	100	115,978
3.90%, 05/15/35 (Call 11/15/34)	7	8,530
4.00%, 07/15/46 (Call 01/15/46)	70	82,242
4.00%, 11/15/47 (Call 05/15/47)	50	59,033
4.13%, 05/15/45 (Call 11/15/44)	25	29,804
4.30%, 07/08/34 (Call 01/08/34)	10	12,470
4.50%, 07/08/44 (Call 01/08/44)	10	12,491
5.38%, 07/15/40	35	48,141
6.13%, 07/08/39	15	22,141
6.50%, 04/15/38	37	56,727
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	1,021	1,095,850
3.70%, 04/11/28 (Call 01/11/28)	120	140,756
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	160	177,520
4.50%, 05/15/25 (Call 04/15/25)	25	28,531

		8,769,379

Telecommunications — 1.5%
America Movil SAB de CV, 6.13%, 11/15/37	2	2,863
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)	100	99,671
3.85%, 06/01/60 (Call 12/01/59)	100	106,138
4.30%, 12/15/42 (Call 06/15/42)	30	34,285
4.35%, 06/15/45 (Call 12/15/44)	37	42,509
4.50%, 05/15/35 (Call 11/15/34)	50	59,614
4.50%, 03/09/48 (Call 09/09/47)	140	164,682
4.55%, 03/09/49 (Call 09/09/48)	5	5,917
4.65%, 06/01/44 (Call 12/01/43)	10	11,622
4.75%, 05/15/46 (Call 11/15/45)	55	65,917
4.80%, 06/15/44 (Call 12/15/43)	20	24,106
4.85%, 07/15/45 (Call 01/15/45)	5	6,002
5.15%, 03/15/42	15	18,801
5.15%, 11/15/46 (Call 05/15/46)	35	43,924
5.25%, 03/01/37 (Call 09/01/36)	50	63,104
5.30%, 08/15/58 (Call 02/14/58)	100	130,939
5.35%, 09/01/40	55	70,553
5.38%, 10/15/41	5	6,251
5.45%, 03/01/47 (Call 09/01/46)	25	32,798
5.55%, 08/15/41	10	12,844
5.65%, 02/15/47 (Call 08/15/46)	5	6,573
6.00%, 08/15/40 (Call 05/15/40)	15	20,201
6.25%, 03/29/41	10	13,759
6.30%, 01/15/38	10	13,926
6.35%, 03/15/40	15	20,757
6.38%, 03/01/41	25	35,342
6.55%, 02/15/39	15	20,873
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	222,182
Cisco Systems Inc.
5.50%, 01/15/40	30	44,209
5.90%, 02/15/39	80	121,006
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	10	12,020
4.75%, 03/15/42	15	18,681
5.35%, 11/15/48 (Call 05/15/48)	7	9,354
5.45%, 11/15/79 (Call 05/15/79)	15	19,057
5.75%, 08/15/40	18	24,180

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.85%, 11/15/68 (Call 05/15/68)	$20	$26,296
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	135	212,120
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	20	22,511
5.95%, 03/15/41	15	18,847
Koninklijke KPN NV, 8.38%, 10/01/30	20	29,286
Motorola Solutions Inc.
4.00%, 09/01/24	355	393,052
4.60%, 02/23/28 (Call 11/23/27)	105	121,830
4.60%, 05/23/29 (Call 02/23/29)	55	64,620
5.50%, 09/01/44	17	19,853
Orange SA
4.13%, 09/14/21	960	996,192
5.38%, 01/13/42	105	148,207
5.50%, 02/06/44 (Call 08/06/43)	80	116,712
9.00%, 03/01/31	113	185,230
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	2	2,279
4.35%, 05/01/49 (Call 11/01/48)	105	130,727
4.50%, 03/15/43 (Call 09/15/42)	27	33,075
5.00%, 03/15/44 (Call 09/15/43)	55	72,104
5.45%, 10/01/43 (Call 04/01/43)	5	6,979
7.50%, 08/15/38	10	15,406
Telefonica Emisiones SA
4.90%, 03/06/48	150	177,957
7.05%, 06/20/36	25	36,271
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	10	10,752
3.70%, 09/15/27 (Call 06/15/27)	55	62,106
4.30%, 06/15/49 (Call 12/15/48)	39	47,143
4.60%, 11/16/48 (Call 05/16/48)	15	19,018
T-Mobile USA Inc.
3.88%, 04/15/30 (Call 01/15/30)(b)	40	45,834
4.38%, 04/15/40 (Call 10/15/39)(b)	5	6,018
4.50%, 04/15/50 (Call 10/15/49)(b)	95	116,021
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	25	27,790
3.85%, 11/01/42 (Call 05/01/42)	30	35,688
4.13%, 08/15/46	9	11,077
4.27%, 01/15/36	75	91,960
4.40%, 11/01/34 (Call 05/01/34)	122	152,689
4.50%, 08/10/33	53	67,147
4.52%, 09/15/48	95	125,010
4.67%, 03/15/55	40	54,858
4.75%, 11/01/41	42	55,970
4.81%, 03/15/39	37	48,860
4.86%, 08/21/46	78	105,592
5.01%, 04/15/49	90	126,120
5.01%, 08/21/54	50	72,299
5.25%, 03/16/37	70	94,860
5.50%, 03/16/47	25	36,657
6.55%, 09/15/43	5	8,048
Vodafone Group PLC
4.13%, 05/30/25	179	205,581
4.25%, 09/17/50	40	46,722
4.38%, 05/30/28	120	143,384
4.88%, 06/19/49	105	131,129
5.13%, 06/19/59	40	50,530
5.25%, 05/30/48	39	50,956

Security	Par (000)	Value

Telecommunications (continued)
6.15%, 02/27/37	$60	$84,769
6.25%, 11/30/32	5	6,843
7.88%, 02/15/30	30	43,667

		6,619,312

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	175	184,679
3.50%, 09/15/27 (Call 06/15/27)	105	108,299
3.55%, 11/19/26 (Call 09/19/26)	35	36,884
3.90%, 11/19/29 (Call 08/19/29)	10	10,493
5.10%, 05/15/44 (Call 11/15/43)	5	5,145

		345,500

Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	50	55,365
4.05%, 06/15/48 (Call 12/15/47)	10	12,705
4.13%, 06/15/47 (Call 12/15/46)	30	38,304
4.15%, 04/01/45 (Call 10/01/44)	25	31,651
4.15%, 12/15/48 (Call 06/15/48)	5	6,477
4.45%, 03/15/43 (Call 09/15/42)	100	130,059
4.70%, 09/01/45 (Call 03/01/45)	7	9,527
5.15%, 09/01/43 (Call 03/01/43)	5	7,066
Canadian National Railway Co.
3.65%, 02/03/48 (Call 08/03/47)	37	44,980
6.20%, 06/01/36	20	30,139
6.38%, 11/15/37	21	32,488
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	34,148
6.13%, 09/15/15 (Call 03/15/15)	5	7,658
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	15	16,885
3.80%, 11/01/46 (Call 05/01/46)	35	40,624
3.95%, 05/01/50 (Call 11/01/49)	20	24,500
4.10%, 03/15/44 (Call 09/15/43)	25	30,733
4.25%, 11/01/66 (Call 05/01/66)	25	31,026
4.30%, 03/01/48 (Call 09/01/47)	25	31,816
4.50%, 03/15/49 (Call 09/15/48)	8	10,460
4.50%, 08/01/54 (Call 02/01/54)	10	13,150
4.65%, 03/01/68 (Call 09/01/67)	35	46,158
4.75%, 05/30/42 (Call 11/30/41)	5	6,398
4.75%, 11/15/48 (Call 05/15/48)	13	17,424
5.50%, 04/15/41 (Call 10/15/40)	60	81,817
6.00%, 10/01/36	87	120,581
6.15%, 05/01/37	15	21,070
6.22%, 04/30/40	25	36,774
FedEx Corp.
4.00%, 01/15/24	25	27,728
4.05%, 02/15/48 (Call 08/15/47)	5	5,608
4.10%, 02/01/45	10	11,224
4.55%, 04/01/46 (Call 10/01/45)	60	71,054
4.75%, 11/15/45 (Call 05/15/45)	45	54,739
5.10%, 01/15/44	15	18,921
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	129	134,187
3.50%, 05/01/50 (Call 11/01/49)	50	51,601
4.20%, 11/15/69 (Call 05/15/69)	6	6,188
4.30%, 05/15/43 (Call 11/15/42)	22	23,567
4.70%, 05/01/48 (Call 11/01/47)	25	27,723
4.95%, 08/15/45 (Call 02/15/45)	5	5,402

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	$25	$26,350
3.16%, 05/15/55 (Call 11/15/54)(b)	6	6,303
3.40%, 11/01/49 (Call 05/01/49)	25	28,068
3.65%, 08/01/25 (Call 06/01/25)	69	78,071
3.94%, 11/01/47 (Call 05/01/47)	15	17,906
3.95%, 10/01/42 (Call 04/01/42)	32	37,981
4.05%, 08/15/52 (Call 02/15/52)	45	54,603
4.15%, 02/28/48 (Call 08/28/47)	14	17,372
4.45%, 06/15/45 (Call 12/15/44)	21	26,676
4.65%, 01/15/46 (Call 07/15/45)	20	26,121
4.84%, 10/01/41	15	19,656
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	280	299,284
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	61	67,014
3.75%, 02/05/70 (Call 08/05/69)	4	4,532
3.80%, 10/01/51 (Call 04/01/51)	11	13,302
3.88%, 02/01/55 (Call 08/01/54)	5	5,971
3.95%, 08/15/59 (Call 02/15/59)	10	11,882
4.00%, 04/15/47 (Call 10/15/46)	5	6,106
4.05%, 11/15/45 (Call 05/15/45)	5	6,054
4.05%, 03/01/46 (Call 09/01/45)	30	36,527
4.10%, 09/15/67 (Call 03/15/67)	30	36,044
4.15%, 01/15/45 (Call 07/15/44)	20	24,346
4.38%, 11/15/65 (Call 05/15/65)	30	37,933
4.50%, 09/10/48 (Call 03/10/48)	215	285,041
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	40	45,275
3.40%, 09/01/49 (Call 03/01/49)	90	102,282
3.63%, 10/01/42	10	11,593
3.75%, 11/15/47 (Call 05/15/47)	40	48,065
4.88%, 11/15/40 (Call 05/15/40)	7	9,238
6.20%, 01/15/38	30	45,357

		2,842,878

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	50	53,504
3.50%, 03/15/28 (Call 12/15/27)	15	16,110
4.55%, 11/07/28 (Call 08/07/28)	39	44,808
5.20%, 03/15/44 (Call 09/15/43)	45	56,181

		170,603

Water — 0.1%
American Water Capital Corp.
3.45%, 06/01/29 (Call 03/01/29)	15	17,257
3.45%, 05/01/50 (Call 11/01/49)	50	57,310
3.75%, 09/01/47 (Call 03/01/47)	24	28,334
4.15%, 06/01/49 (Call 12/01/48)	25	31,352
4.20%, 09/01/48 (Call 03/01/48)	15	18,944
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	50	54,165
3.57%, 05/01/29 (Call 02/01/29)	25	28,415

		235,777

Total Corporate Bonds & Notes — 29.2% (Cost: $121,605,680)		127,238,129

Security	Par (000)	Value

Foreign Government Obligations(f)

Canada — 0.4%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$180	$288,803
Series HK, 9.38%, 04/15/30	35	59,840
Series HQ, 9.50%, 11/15/30	100	175,563
Series IO, 8.05%, 07/07/24	90	114,486
Province of Alberta Canada,3.30%, 03/15/28	309	360,408
Province of Manitoba Canada,2.13%, 05/04/22	50	51,467
Province of Ontario Canada,2.40%, 02/08/22	354	364,549
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	225	347,013

		1,762,129

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	218,026
6.13%, 01/18/41	100	131,776
7.38%, 09/18/37	150	215,378
10.38%, 01/28/33	50	79,098

		644,278

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	75	133,629

Indonesia — 0.1%
Indonesia Government International Bond, 4.45%, 04/15/70	200	248,282

Israel — 0.1%
Israel Government International Bond, 4.13%, 01/17/48	200	253,480

Italy — 0.3%
Republic of Italy Government International Bond
4.00%, 10/17/49	520	544,274
5.38%, 06/15/33	490	615,910

		1,160,184

Mexico — 0.3%
Mexico Government International Bond
3.75%, 01/11/28	450	487,422
4.35%, 01/15/47	120	128,848
4.60%, 02/10/48	210	231,157
4.75%, 03/08/44	110	124,167
5.55%, 01/21/45	85	106,065
5.75%, 10/12/10	125	153,479
6.05%, 01/11/40	160	206,584
6.75%, 09/27/34	65	89,073
8.30%, 08/15/31	5	7,352

		1,534,147

Panama — 0.1%
Panama Government International Bond
6.70%, 01/26/36	75	111,506
9.38%, 04/01/29	100	155,503

		267,009

Peru — 0.1%
Peruvian Government International Bond
5.63%, 11/18/50	45	74,681
6.55%, 03/14/37	70	109,141
8.75%, 11/21/33	120	204,482

		388,304

Philippines — 0.0%
Philippine Government International Bond, 9.50%, 02/02/30	40	65,831

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea — 0.1%
Korea International Bond, 4.13%, 06/10/44	$225	$309,717

Supranational — 1.9%
Asian Development Bank, 2.00%, 02/16/22	452	463,630
European Investment Bank
2.25%, 03/15/22	5	5,157
2.25%, 08/15/22	60	62,380
2.38%, 05/24/27(d)	325	363,090
2.63%, 05/20/22	493	513,351
2.88%, 08/15/23	54	58,207
4.88%, 02/15/36	30	45,301
Inter-American Development Bank
2.25%, 06/18/29	460	515,660
2.38%, 07/07/27	280	312,046
3.13%, 09/18/28	400	474,240
3.20%, 08/07/42	55	70,794
3.88%, 10/28/41	75	105,508
4.38%, 01/24/44	115	175,705
International Bank for Reconstruction & Development
1.50%, 08/28/24	190	198,892
1.63%, 02/10/22	501	511,060
1.63%, 01/15/25	260	274,009
1.75%, 04/19/23	255	265,129
1.88%, 10/27/26	159	171,703
2.00%, 01/26/22	441	451,924
2.13%, 12/13/21	10	10,244
2.13%, 02/13/23(d)	55	57,537
2.50%, 03/19/24	125	134,766
2.50%, 11/25/24	578	630,396
2.50%, 07/29/25	381	419,812
2.50%, 11/22/27	439	495,829
3.00%, 09/27/23	783	848,936
3.13%, 11/20/25	225	256,225
7.63%, 01/19/23	85	99,799
International Finance Corp.
1.38%, 10/16/24	232	241,969
2.00%, 10/24/22	60	62,275
Nordic Investment Bank, 2.13%, 02/01/22	200	205,314

		8,500,888

Sweden — 0.0%
Svensk Exportkredit AB, 1.63%, 09/12/21	200	202,720

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	5	6,076
4.98%, 04/20/55	105	145,298
5.10%, 06/18/50	125	173,540
7.63%, 03/21/36	45	71,016

		395,930

Total Foreign Government Obligations — 3.6% (Cost: $15,195,633)		15,866,528

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	61,548

Security	Par (000)	Value

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33(d)	$95	$96,204

Total Municipal Debt Obligations — 0.0% (Cost: $140,516)		157,752

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	207	218,220
3.00%, 03/01/46	1,017	1,075,026
3.00%, 09/01/46	729	782,089
3.00%, 12/01/46	1,131	1,196,244
3.00%, 12/01/47	276	290,718
3.00%, 07/01/50	624	662,473
3.00%, 08/01/50	210	224,900
3.50%, 05/01/33	47	50,291
3.50%, 06/01/34	57	60,574
3.50%, 03/01/38	83	88,655
3.50%, 10/01/42	22	24,009
3.50%, 10/01/44	33	35,394
3.50%, 07/01/47	51	53,511
3.50%, 09/01/47	46	48,663
3.50%, 02/01/48	16	17,435
3.50%, 03/01/48	17	18,004
4.00%, 09/01/45	16	17,911
4.00%, 02/01/48	14	15,502
4.00%, 01/01/49	0	37,574
4.00%, 05/01/50	244	263,738
4.50%, 10/01/48	37	41,197
4.50%, 01/01/49	12	13,405
Federal National Mortgage Association
3.00%, 07/01/46	616	1,367,282
3.50%, 01/01/47	141	149,930
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(a)	225	239,852
Series K047, Class A2, 3.33%, 05/25/25(a)	200	223,185
Series K048, Class A2, 3.28%, 06/25/25(a)	225	250,662
Series K062, Class A2, 3.41%, 12/25/26	100	114,672
Series K100, Class A2, 2.67%, 09/25/29	1,000	1,131,089
Series K101, Class A2, 2.52%, 10/25/29	300	335,459
Government National Mortgage Association
2.50%, 12/20/46	286	302,981
2.50%, 08/20/50	130	275,209
2.50%, 09/01/50(g)	1,749	1,842,872
3.00%, 07/20/45	152	160,807
3.00%, 11/20/45	691	730,526
3.00%, 04/20/46	33	35,219
3.00%, 08/20/46	653	690,640
3.00%, 11/20/46	61	64,589
3.00%, 02/15/47	38	40,254
3.00%, 03/20/47	23	24,232
3.00%, 06/20/47	79	83,068
3.00%, 12/20/47	181	190,888
3.00%, 01/20/48	285	300,400
3.00%, 02/20/48	59	62,719
3.00%, 04/20/49	2,664	2,811,024
3.00%, 02/20/50	340	358,968
3.00%, 07/20/50	3,143	3,317,159
3.00%, 08/20/50	325	343,034
3.00%, 09/01/50(g)	2,662	2,803,003

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/20/42	$74	$80,414
3.50%, 12/20/42	65	69,977
3.50%, 11/20/46	23	24,836
3.50%, 01/20/47	23	24,059
3.50%, 06/20/47	23	24,376
3.50%, 08/20/47	226	246,151
3.50%, 09/20/47	114	121,548
3.50%, 11/20/47	102	109,187
3.50%, 02/20/48	55	58,582
3.50%, 08/20/48	104	109,846
3.50%, 01/20/49	41	43,515
3.50%, 01/20/50	540	568,195
3.50%, 03/20/50	1,909	2,006,751
3.50%, 09/21/50(g)	8,126	8,551,137
4.00%, 04/20/47	206	221,237
4.00%, 07/20/47	241	258,734
4.00%, 11/20/47	49	52,360
4.00%, 04/20/48	11	12,270
4.00%, 05/15/48	24	25,121
4.00%, 05/20/48	42	44,827
4.00%, 08/20/48	87	93,641
4.00%, 09/20/48	225	240,460
4.00%, 11/20/48	2,526	2,703,842
4.00%, 02/20/50	222	236,670
4.00%, 09/21/50(g)	1,113	1,185,388
4.50%, 06/20/48	89	96,568
4.50%, 08/20/48	14	15,131
4.50%, 10/20/48	529	571,783
4.50%, 12/20/48	17	237,635
4.50%, 03/20/49	11	11,527
4.50%, 06/20/49	140	150,061
4.50%, 07/20/49	62	66,817
4.50%, 08/20/49	15	16,566
4.50%, 09/01/50(g)	898	964,052
5.00%, 04/20/48	23	25,063
5.00%, 05/20/48	11	12,439
5.00%, 11/20/48	10	10,953
5.00%, 12/20/48	21	23,054
5.00%, 01/20/49	114	124,243
5.00%, 09/01/50(g)	1,663	1,802,796
Uniform Mortgage-Backed Securities
2.50%, 01/01/32	90	165,598
2.50%, 06/01/32	305	320,672
2.50%, 01/01/33	172	180,787
2.50%, 09/17/35(g)	5,243	5,500,132
2.50%, 04/01/47	26	27,740
2.50%, 10/01/49	22	22,978
2.50%, 01/01/50	69	72,146
2.50%, 06/01/50	126	134,350
2.50%, 08/01/50	279	296,045
2.50%, 09/01/50(g)	5,170	5,441,021
3.00%, 03/01/30	478	501,685
3.00%, 01/01/31	101	107,048
3.00%, 08/01/32	240	252,701
3.00%, 10/01/33	100	104,794
3.00%, 07/01/34	33	34,906
3.00%, 09/01/34	156	165,673
3.00%, 11/01/34	66	70,468
3.00%, 12/01/34	215	225,106
3.00%, 09/01/35(g)	3,790	3,978,760

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/46	$897	$1,286,308
3.00%, 03/01/48	65	68,911
3.00%, 11/01/48	386	406,745
3.00%, 09/01/49	22	23,951
3.00%, 11/01/49	22	23,179
3.00%, 12/01/49	187	818,323
3.00%, 02/01/50	437	621,160
3.00%, 03/01/50	76	80,631
3.00%, 04/01/50	493	520,978
3.00%, 05/01/50	78	83,945
3.00%, 07/01/50	132	140,090
3.00%, 08/01/50	498	526,443
3.00%, 09/01/50(g)	1,370	1,441,287
3.00%, 09/14/50(g)	10,350	10,910,355
3.50%, 06/01/33	71	74,471
3.50%, 11/01/33	66	69,870
3.50%, 07/01/34	95	100,735
3.50%, 08/01/34	47	49,866
3.50%, 01/01/35	42	45,336
3.50%, 09/01/35(g)	1,722	1,819,771
3.50%, 08/01/45	95	103,148
3.50%, 01/01/46	229	247,669
3.50%, 09/01/46	837	917,570
3.50%, 08/01/47	38	41,082
3.50%, 01/01/48	354	374,568
3.50%, 02/01/48	1,136	1,202,575
3.50%, 04/01/48	231	243,882
3.50%, 07/01/48	148	521,592
3.50%, 11/01/48	36	37,944
3.50%, 01/01/49	376	397,501
3.50%, 06/01/49	61	65,937
3.50%, 11/01/49	192	201,790
3.50%, 02/01/50	342	427,719
3.50%, 05/01/50	144	152,797
3.50%, 09/14/50(g)	12,013	12,672,307
4.00%, 07/01/33	36	38,255
4.00%, 09/17/35(g)	800	848,224
4.00%, 01/01/46	562	623,899
4.00%, 10/01/46	20	22,580
4.00%, 08/01/47	921	1,007,766
4.00%, 09/01/47	46	49,039
4.00%, 10/01/48	24	25,250
4.00%, 12/01/48	12	12,410
4.00%, 03/01/49	13	80,868
4.00%, 05/01/49	38	41,961
4.00%, 06/01/49	40	43,291
4.00%, 07/01/49	42	47,083
4.00%, 11/01/49	56	59,866
4.00%, 12/01/49	40	42,498
4.00%, 04/01/50	1,956	2,122,677
4.00%, 05/01/50	448	668,952
4.00%, 09/14/50(g)	8,820	9,400,535
4.50%, 09/01/35(g)	25	26,246
4.50%, 10/01/47	20	22,194
4.50%, 08/01/48	61	67,378
4.50%, 10/01/48	348	479,198
4.50%, 11/01/48	30	77,221
4.50%, 12/01/48	41	44,378
4.50%, 02/01/49	451	487,175
4.50%, 05/01/49	44	47,542

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/49	$52	$56,397
4.50%, 08/01/49	19	20,228
4.50%, 03/01/50	439	474,356
4.50%, 09/14/50(g)	3,855	4,163,551
5.00%, 06/01/48	296	332,565
5.00%, 08/01/48	18	20,509
5.00%, 04/01/49	19	41,921
5.00%, 09/14/50(g)	1,836	2,012,428
5.50%, 09/01/50(g)	50	55,476
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	171,506

		122,785,537

U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
5.63%, 07/15/37	102	163,149
6.25%, 05/15/29	53	76,587
6.63%, 11/15/30	55	84,514

		324,250

U.S. Government Obligations — 37.8%
U.S. Treasury Note/Bond
0.13%, 04/30/22	1,300	1,299,746
0.13%, 05/31/22	800	799,781
0.13%, 05/15/23	1,300	1,299,391
0.25%, 06/15/23	2,300	2,306,648
0.25%, 05/31/25	300	299,977
0.25%, 06/30/25	2,000	1,999,219
0.25%, 07/31/25	200	199,859
0.38%, 04/30/25	500	502,891
0.38%, 07/31/27	900	893,953
0.50%, 04/30/27	2,350	2,357,344
0.50%, 05/31/27	1,100	1,102,750
0.50%, 06/30/27	4,100	4,108,969
0.63%, 05/15/30	3,715	3,695,845
0.63%, 08/15/30	1,800	1,788,187
1.13%, 06/30/21	105	105,861
1.13%, 08/31/21	600	605,883
1.13%, 09/30/21	2,100	2,122,230
1.13%, 02/28/27	250	261,074
1.13%, 05/15/40	2,325	2,292,668
1.13%, 08/15/40	880	864,188
1.25%, 07/31/23	4,100	4,231,008
1.25%, 05/15/50	3,805	3,614,750
1.38%, 06/30/23	1,900	1,965,906
1.38%, 09/30/23	2,050	2,126,875
1.38%, 01/31/25	500	525,000
1.38%, 08/31/26	375	397,031
1.50%, 01/31/22	850	866,236
1.50%, 02/28/23	1,250	1,292,285
1.50%, 03/31/23	100	103,500
1.50%, 10/31/24	1,300	1,368,961
1.50%, 08/15/26	300	319,734
1.50%, 01/31/27	1,100	1,174,938
1.50%, 02/15/30	700	754,359
1.63%, 08/15/22	500	514,473
1.63%, 12/15/22	2,000	2,068,125
1.63%, 05/31/23	1,000	1,040,547
1.63%, 02/15/26	975	1,043,402
1.63%, 05/15/26	500	535,938
1.63%, 11/30/26	600	645,000
1.63%, 08/15/29	665	723,084

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 07/31/21	$750	$760,986
1.75%, 05/15/22	3,400	3,492,703
1.75%, 05/31/22	2,800	2,878,422
1.75%, 06/30/22	400	411,734
1.75%, 07/15/22	800	824,000
1.75%, 05/15/23	2,000	2,086,719
1.75%, 06/30/24	600	635,438
1.75%, 12/31/24	350	372,941
1.75%, 12/31/26	750	812,461
1.75%, 11/15/29	550	605,000
1.88%, 11/30/21	400	408,609
1.88%, 01/31/22	105	107,559
1.88%, 02/28/22	1,475	1,513,143
1.88%, 05/31/22	300	309,059
1.88%, 07/31/22	1,450	1,498,031
1.88%, 09/30/22	500	517,969
1.88%, 10/31/22	500	518,750
1.88%, 08/31/24	360	383,878
1.88%, 06/30/26	175	190,285
2.00%, 10/31/21	1,100	1,123,676
2.00%, 02/15/22	1,800	1,848,445
2.00%, 11/30/22	600	625,031
2.00%, 02/15/23	800	836,375
2.00%, 04/30/24	780	831,614
2.00%, 05/31/24	1,250	1,334,180
2.00%, 06/30/24	300	320,625
2.00%, 02/15/25	1,425	1,536,217
2.00%, 08/15/25	2,900	3,145,820
2.00%, 11/15/26	1,750	1,920,898
2.00%, 02/15/50	1,300	1,473,063
2.13%, 06/30/21	90	91,480
2.13%, 09/30/21	500	510,664
2.13%, 12/31/21	1,000	1,026,289
2.13%, 05/15/22	2,550	2,635,963
2.13%, 06/30/22	2,000	2,072,266
2.13%, 12/31/22	650	679,961
2.13%, 02/29/24	850	907,641
2.13%, 05/15/25	1,000	1,087,500
2.25%, 07/31/21	450	458,648
2.25%, 04/15/22	1,500	1,551,152
2.25%, 01/31/24	500	535,313
2.25%, 04/30/24	1,400	1,505,328
2.25%, 11/15/24	375	406,846
2.25%, 12/31/24	2,100	2,282,437
2.25%, 11/15/25	1,500	1,651,289
2.25%, 03/31/26	275	304,111
2.25%, 02/15/27	300	334,805
2.25%, 08/15/27	1,400	1,570,187
2.25%, 11/15/27	230	258,606
2.25%, 08/15/46	1,655	1,953,159
2.25%, 08/15/49	350	416,883
2.38%, 01/31/23	1,000	1,053,828
2.38%, 08/15/24	675	732,691
2.38%, 05/15/27	1,300	1,465,141
2.38%, 05/15/29	790	908,377
2.38%, 11/15/49	875	1,070,098
2.50%, 02/15/22	2,850	2,947,523
2.50%, 03/31/23	900	954,633
2.50%, 05/15/24	475	515,523
2.50%, 02/15/45	950	1,167,906

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/15/46	$1,650	$2,035,172
2.50%, 05/15/46	1,000	1,234,531
2.63%, 06/15/21	1,200	1,223,531
2.63%, 07/15/21	300	306,457
2.63%, 06/30/23	1,000	1,069,922
2.63%, 03/31/25	600	664,969
2.63%, 01/31/26	550	618,105
2.63%, 02/15/29	715	834,763
2.75%, 05/31/23	1,000	1,071,406
2.75%, 07/31/23	1,000	1,075,547
2.75%, 06/30/25	3,900	4,365,562
2.75%, 08/31/25	2,900	3,256,156
2.75%, 02/15/28	225	261,773
2.75%, 08/15/42	475	607,406
2.75%, 11/15/42	925	1,181,977
2.88%, 09/30/23	125	135,430
2.88%, 04/30/25	560	628,119
2.88%, 05/31/25	1,275	1,432,682
2.88%, 07/31/25	1,500	1,690,781
2.88%, 05/15/28	480	564,750
2.88%, 08/15/28	900	1,062,563
2.88%, 05/15/43	400	521,188
2.88%, 08/15/45	795	1,043,562
2.88%, 11/15/46	650	859,016
2.88%, 05/15/49	435	583,240
3.00%, 05/15/42	170	225,542
3.00%, 11/15/44	550	733,992
3.00%, 05/15/45	1,085	1,451,188
3.00%, 11/15/45	200	268,438
3.00%, 02/15/47	475	642,363
3.00%, 08/15/48	555	757,055
3.00%, 02/15/49	375	513,223
3.13%, 11/15/28	275	331,289
3.13%, 11/15/41	225	303,469
3.13%, 02/15/43	500	676,250
3.13%, 05/15/48	750	1,043,320
3.38%, 05/15/44	520	733,119
3.50%, 02/15/39	50	70,055
3.63%, 08/15/43	225	327,727
3.63%, 02/15/44	220	320,959
3.75%, 11/15/43	300	444,938
3.88%, 08/15/40	300	443,484
4.25%, 11/15/40	250	387,695
4.38%, 02/15/38	1,500	2,306,484
4.38%, 11/15/39	150	233,859
4.38%, 05/15/40	250	391,797
4.50%, 02/15/36(d)	900	1,362,234
4.50%, 05/15/38	500	780,234
4.63%, 02/15/40	250	401,875
5.00%, 05/15/37	200	324,125
6.25%, 08/15/23	300	353,859
6.25%, 05/15/30	100	152,797

		164,907,473

Total U.S. Government & Agency Obligations — 66.1% (Cost: $280,504,395)		288,017,260

Security	Shares/ Par (000)	Value

Short-Term Investments

Money Market Funds — 18.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(h)(i)	79,404	$79,483,869
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(h)(i)(j)	1,889	1,888,519

		81,372,388

Total Short-Term Investments — 18.7% (Cost: $81,356,864)		81,372,388

Total Investments Before TBA Sales Commitments — 118.5% (Cost: $502,224,195)		516,198,656

TBA Sales Commitments(g)

Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities
3.00%, 09/14/50	(3,499)	(3,688,469)
3.50%, 09/14/50	(376)	(396,636)
4.00%, 09/14/50	(418)	(445,513)

		(4,530,618)

Total TBA Sales Commitments — (1.0)% (Proceeds: $(4,533,414))		(4,530,618)

Total Investments, Net of TBA Sales Commitments — 117.5% (Cost: $497,690,781)		511,668,038

Other Assets, Less Liabilities — (17.5)%		(76,203,519)

Net Assets — 100.0%		$435,464,519

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	All or a portion of this security is on loan.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,461,769	$46,022,683	(a)	$—		$(7,488)	$6,905	$79,483,869	79,404	$189,821		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,916,347	—		(2,027,828	)(a)	—	—	1,888,519	1,889	2,762	(b)	—

						$(7,488)	$6,905	$81,372,388		$192,583		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$705,331	$—	$705,331
Collaterized Mortgage Obligations	—	2,841,268	—	2,841,268
Corporate Bonds & Notes	—	127,238,129	—	127,238,129
Foreign Government Obligations	—	15,866,528	—	15,866,528
Municipal Debt Obligations	—	157,752	—	157,752
U.S. Government & Agency Obligations	—	288,017,260	—	288,017,260
Money Market Funds	81,372,388	—	—	81,372,388

	81,372,388	434,826,268	—	516,198,656

Liabilities
TBA Sales Commitments	—	(4,530,618)	—	(4,530,618)

	$81,372,388	$430,295,650	$—	$511,668,038

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$5	$5,889
4.75%, 03/30/30 (Call 12/30/29)	20	24,082
5.40%, 10/01/48 (Call 04/01/48)	103	121,750
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	25	25,822
4.20%, 06/01/30 (Call 03/01/30)	200	233,438
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	57	64,223
3.65%, 11/01/24 (Call 08/01/24)	197	218,140
WPP Finance 2010
3.63%, 09/07/22	589	618,597
3.75%, 09/19/24	336	368,367

		1,680,308

Aerospace & Defense — 0.9%
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	41	44,141
4.70%, 08/15/25 (Call 05/15/25)(a)	145	161,339
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	362	388,136
5.95%, 02/01/37	206	233,929
6.75%, 01/15/28	20	23,137
6.88%, 05/01/25 (Call 04/01/25)	350	397,621
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	32	35,976
4.40%, 06/15/28 (Call 03/15/28)	217	259,688
4.85%, 04/27/35 (Call 10/27/34)	5	6,551
5.05%, 04/27/45 (Call 10/27/44)	44	58,986
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	356	377,332
3.13%, 05/04/27 (Call 02/04/27)	267	296,060
3.13%, 07/01/50 (Call 01/01/50)	20	21,514
3.50%, 03/15/27 (Call 12/15/26)(b)	117	132,485
3.75%, 11/01/46 (Call 05/01/46)	207	239,514
3.95%, 08/16/25 (Call 06/16/25)	317	362,505
4.05%, 05/04/47 (Call 11/04/46)	83	100,393
4.13%, 11/16/28 (Call 08/16/28)(a)	134	159,539
4.15%, 05/15/45 (Call 11/16/44)	99	120,031
4.20%, 12/15/44 (Call 06/15/44)(b)	23	26,470
4.50%, 06/01/42	222	281,607
4.63%, 11/16/48 (Call 05/16/48)	124	163,509
4.80%, 12/15/43 (Call 06/15/43)(b)	14	17,778
4.88%, 10/15/40(b)	24	30,866
5.40%, 05/01/35	39	53,447
5.70%, 04/15/40(a)	218	306,423
6.05%, 06/01/36	15	21,262
6.13%, 07/15/38	122	178,237
6.70%, 08/01/28	20	27,188
7.50%, 09/15/29	204	299,725

		4,825,389

Agriculture — 0.5%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	173	188,627
2.75%, 03/27/25 (Call 02/27/25)	25	27,266
3.25%, 03/27/30 (Call 12/27/29)	105	120,816
3.38%, 03/15/22 (Call 02/15/22)	185	193,083
3.75%, 09/15/47 (Call 03/15/47)	66	82,625
4.02%, 04/16/43	31	39,030

Security	Par (000)	Value

Agriculture (continued)
4.50%, 03/15/49 (Call 09/15/48)	$62	$87,468
4.54%, 03/26/42	51	68,013
5.38%, 09/15/35(a)	29	42,312
5.94%, 10/01/32	47	68,737
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	221	229,878
3.25%, 08/15/26 (Call 05/15/26)(a)	336	362,285
3.75%, 09/25/27 (Call 06/25/27)	271	294,471
4.35%, 03/15/24 (Call 02/15/24)	588	646,865

		2,451,476

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	76	71,374
3.00%, 11/15/26 (Call 08/15/26)	143	143,851
3.45%, 11/16/27 (Call 08/16/27)	30	29,949
5.13%, 06/15/27 (Call 04/15/27)	46	49,844

		295,018

Apparel — 0.4%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	317	345,926
2.40%, 03/27/25 (Call 02/27/25)	65	70,097
2.75%, 03/27/27 (Call 01/27/27)	87	96,580
2.85%, 03/27/30 (Call 12/27/29)	142	158,639
3.25%, 03/27/40 (Call 09/27/39)	239	269,580
3.38%, 11/01/46 (Call 05/01/46)	58	65,802
3.38%, 03/27/50 (Call 09/27/49)	58	66,657
3.63%, 05/01/43 (Call 11/01/42)	40	47,236
3.88%, 11/01/45 (Call 05/01/45)	123	149,319
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	15	16,837
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	175	175,276
4.13%, 07/15/27 (Call 04/15/27)(a)	259	252,385
4.25%, 04/01/25 (Call 01/01/25)	40	40,720
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	46	48,906
2.80%, 04/23/27 (Call 02/23/27)	83	89,646
2.95%, 04/23/30 (Call 01/23/30)	126	137,445

		2,031,051

Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.95%, 05/10/23	60	62,191
2.15%, 09/10/24	10	10,544
2.30%, 09/09/26	329	352,379
2.35%, 01/08/27	97	103,692
2.90%, 02/16/24	13	13,951
3.38%, 12/10/21	74	76,741
3.45%, 07/14/23	11	11,885
3.50%, 02/15/28	154	177,792
3.55%, 01/12/24	184	201,355
3.63%, 10/10/23	31	33,833
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	382	417,224
4.88%, 10/01/43 (Call 04/01/43)	88	119,008
Daimler Finance North America LLC, 8.50%, 01/18/31	208	319,521
General Motors Co.
5.15%, 04/01/38 (Call 10/01/37)	25	26,547
5.20%, 04/01/45	31	33,441
5.40%, 04/01/48 (Call 10/01/47)	31	33,747
5.95%, 04/01/49 (Call 10/01/48)	26	30,533

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.25%, 10/02/43	$36	$42,069
6.60%, 04/01/36 (Call 10/01/35)	18	21,466
6.75%, 04/01/46 (Call 10/01/45)	38	45,832
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	25	27,160
PACCAR Financial Corp., 1.80%, 02/06/25	22	23,076
Toyota Motor Credit Corp.
1.80%, 02/13/25	20	20,926
2.15%, 02/13/30	15	15,930
2.25%, 10/18/23	15	15,794
3.00%, 04/01/25	15	16,497
3.05%, 01/11/28	205	230,881
3.20%, 01/11/27	30	33,785
3.38%, 04/01/30	15	17,525
3.65%, 01/08/29	37	43,993

		2,579,318

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	46	50,717
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	6	6,939
4.35%, 03/15/29 (Call 12/15/28)	13	14,612
4.40%, 10/01/46 (Call 04/01/46)	168	163,634
5.40%, 03/15/49 (Call 09/15/48)(a)	186	203,880
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	5	5,447
4.38%, 03/15/45 (Call 09/15/44)(a)	193	210,889
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	5	5,070
3.80%, 09/15/27 (Call 06/15/27)	10	10,684
5.25%, 05/15/49 (Call 11/15/48)	98	105,320
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	56	61,914
4.15%, 10/01/25 (Call 07/01/25)	35	40,027

		879,133

Banks — 16.6%
Australia & New Zealand Banking Group Ltd./New York NY
2.55%, 11/23/21	250	256,865
2.63%, 05/19/22	650	675,551
2.63%, 11/09/22	250	262,398
3.70%, 11/16/25	250	287,912
Banco Santander SA, 3.31%, 06/27/29	15	16,397
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(c)	65	67,772
2.46%, 10/22/25 (Call 10/22/24)(c)	70	74,162
2.50%, 02/13/31 (Call 02/13/30)(c)	186	196,133
2.59%, 04/29/31 (Call 04/29/30)(c)	176	187,639
2.88%, 10/22/30 (Call 10/22/29)(c)	117	127,310
3.09%, 10/01/25 (Call 10/01/24)(c)	30	32,603
3.19%, 07/23/30 (Call 07/23/29)(c)	76	84,413
3.25%, 10/21/27 (Call 10/21/26)	83	92,405
3.37%, 01/23/26 (Call 01/23/25)(c)	94	103,409
3.42%, 12/20/28 (Call 12/20/27)(c)	220	246,156
3.46%, 03/15/25 (Call 03/15/24)(c)	35	38,222
3.50%, 04/19/26	275	311,839
3.55%, 03/05/24 (Call 03/05/23)(c)	54	57,810
3.56%, 04/23/27 (Call 04/23/26)(c)	47	52,831
3.59%, 07/21/28 (Call 07/21/27)(c)	35	39,483
3.71%, 04/24/28 (Call 04/24/27)(c)	115	130,442
3.82%, 01/20/28 (Call 01/20/27)(c)	164	186,543

Security	Par (000)	Value

Banks (continued)
3.88%, 08/01/25	$60	$68,561
3.95%, 01/23/49 (Call 01/23/48)(c)	231	283,255
3.97%, 03/05/29 (Call 03/05/28)(c)	71	81,979
3.97%, 02/07/30 (Call 02/07/29)(c)	27	31,639
4.00%, 04/01/24(a)	80	89,332
4.00%, 01/22/25	66	73,845
4.08%, 04/23/40 (Call 04/23/39)(c)	108	130,832
4.08%, 03/20/51 (Call 03/20/50)(c)	403	503,972
4.20%, 08/26/24	73	81,849
4.24%, 04/24/38 (Call 04/24/37)(c)	308	376,139
4.25%, 10/22/26	183	211,769
4.27%, 07/23/29 (Call 07/23/28)(c)	57	67,326
4.33%, 03/15/50 (Call 03/15/49)(c)	151	195,119
4.44%, 01/20/48 (Call 01/20/47)(c)	142	183,809
4.45%, 03/03/26	119	137,851
4.88%, 04/01/44	206	279,297
5.00%, 01/21/44	248	344,564
5.88%, 02/07/42	114	170,543
6.11%, 01/29/37	105	150,589
7.75%, 05/14/38	100	165,946
Series L, 3.95%, 04/21/25	109	122,537
Series L, 4.18%, 11/25/27 (Call 11/25/26)	189	217,840
Bank of America N.A., 6.00%, 10/15/36	250	362,535
Bank of Montreal
1.85%, 05/01/25	33	34,630
2.05%, 11/01/22	218	225,685
2.35%, 09/11/22	205	213,493
2.50%, 06/28/24	78	83,458
2.55%, 11/06/22 (Call 10/06/22)	335	350,249
2.90%, 03/26/22	398	414,000
3.80%, 12/15/32 (Call 12/15/27)(c)	463	514,870
4.34%, 10/05/28 (Call 10/05/23)(c)	267	289,567
Series E, 3.30%, 02/05/24	299	326,188
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	441	460,113
2.10%, 10/24/24	117	124,724
2.20%, 08/16/23 (Call 06/16/23)	222	232,794
2.45%, 08/17/26 (Call 05/17/26)	38	41,616
2.60%, 02/07/22 (Call 01/07/22)(a)	173	178,384
2.66%, 05/16/23 (Call 05/16/22)(c)	200	207,452
2.80%, 05/04/26 (Call 02/04/26)	528	588,979
2.95%, 01/29/23 (Call 12/29/22)	354	374,999
3.00%, 10/30/28 (Call 07/30/28)	273	305,989
3.25%, 09/11/24 (Call 08/11/24)	85	93,882
3.25%, 05/16/27 (Call 02/16/27)	379	432,538
3.30%, 08/23/29 (Call 05/23/29)	68	78,556
3.40%, 05/15/24 (Call 04/15/24)	159	175,590
3.40%, 01/29/28 (Call 10/29/27)	49	57,027
3.44%, 02/07/28 (Call 02/07/27)(a)(c)	628	726,866
3.45%, 08/11/23	353	384,802
3.50%, 04/28/23	308	334,374
3.85%, 04/28/28(a)	385	466,608
3.95%, 11/18/25 (Call 10/18/25)	23	26,807
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	393	433,719
Series G, 3.00%, 02/24/25 (Call 01/24/25)	13	14,359
Bank of Nova Scotia (The)
1.63%, 05/01/23	142	146,158
1.95%, 02/01/23	156	161,535
2.00%, 11/15/22	130	134,472
2.20%, 02/03/25	66	70,140

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.38%, 01/18/23	$194	$202,689
2.45%, 09/19/22	140	146,000
2.70%, 03/07/22(a)	451	467,637
2.70%, 08/03/26	240	265,567
3.40%, 02/11/24	474	518,314
4.50%, 12/16/25	256	297,344
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	30	33,908
Barclays PLC
3.93%, 05/07/25 (Call 05/07/24)(c)	30	32,582
4.34%, 01/10/28 (Call 01/10/27)	15	16,923
4.84%, 05/09/28 (Call 05/07/27)	15	16,712
4.95%, 01/10/47	25	33,702
4.97%, 05/16/29 (Call 05/16/28)(c)	301	357,609
5.09%, 06/20/30 (Call 06/20/29)(c)	216	250,016
5.20%, 05/12/26	15	17,056
5.25%, 08/17/45	30	41,542
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	615	632,349
3.50%, 06/11/21 (Call 05/11/21)	100	102,036
3.88%, 04/10/25 (Call 03/10/25)	1,215	1,308,932
Series 2018-M12, Class A2, 2.50%, 08/27/24 (Call 07/27/24)	250	258,420
BNP Paribas SA, 3.25%, 03/03/23	57	61,008
BPCE SA, 4.00%, 04/15/24	900	1,003,311
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	15	15,926
2.55%, 06/16/22	619	643,457
2.61%, 07/22/23 (Call 07/22/22)(a)(c)	381	395,931
3.10%, 04/02/24(a)	621	672,270
3.50%, 09/13/23	1,602	1,749,528
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(c)	120	127,860
2.98%, 11/05/30 (Call 11/05/29)(c)	111	120,576
3.11%, 04/08/26 (Call 04/08/25)(c)	120	130,535
3.20%, 10/21/26 (Call 07/21/26)	111	123,643
3.30%, 04/27/25	30	33,312
3.35%, 04/24/25 (Call 04/24/24)(a)(c)	66	71,753
3.38%, 03/01/23(a)	5	5,335
3.50%, 05/15/23	20	21,433
3.52%, 10/27/28 (Call 10/27/27)(c)	283	316,660
3.67%, 07/24/28 (Call 07/24/27)(c)	291	329,642
3.70%, 01/12/26	30	34,000
3.75%, 06/16/24	70	77,728
3.88%, 10/25/23	20	22,045
3.88%, 03/26/25	10	11,118
3.88%, 01/24/39 (Call 01/24/38)(c)	232	276,161
3.89%, 01/10/28 (Call 01/10/27)(c)	267	304,276
3.98%, 03/20/30 (Call 03/20/29)(c)	41	47,596
4.04%, 06/01/24 (Call 06/01/23)(c)	95	103,349
4.08%, 04/23/29 (Call 04/23/28)(c)	80	92,959
4.13%, 07/25/28	118	135,390
4.28%, 04/24/48 (Call 04/24/47)(c)	188	243,264
4.30%, 11/20/26	91	104,984
4.40%, 06/10/25	50	57,022
4.41%, 03/31/31 (Call 03/31/30)(c)	138	167,758
4.45%, 09/29/27	208	241,517
4.60%, 03/09/26	122	141,988
4.65%, 07/30/45	161	212,203
4.65%, 07/23/48 (Call 06/23/48)(a)	225	302,503
4.75%, 05/18/46	243	310,347

Security	Par (000)	Value

Banks (continued)
5.30%, 05/06/44	$128	$171,881
5.32%, 03/26/41 (Call 03/26/40)(c)	226	318,201
5.50%, 09/13/25	25	29,878
5.88%, 02/22/33	47	61,674
5.88%, 01/30/42	65	96,610
6.00%, 10/31/33	56	75,952
6.63%, 01/15/28(a)	105	136,669
6.63%, 06/15/32	41	57,632
6.68%, 09/13/43	95	147,839
8.13%, 07/15/39	138	242,730
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	15	17,243
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	40	42,308
2.85%, 07/27/26 (Call 04/27/26)	39	43,049
3.25%, 04/30/30 (Call 01/30/30)	35	38,902
4.30%, 12/03/25 (Call 11/03/25)	292	335,628
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	417	452,224
4.00%, 02/01/29 (Call 11/03/28)	218	252,076
Cooperatieve Rabobank UA
3.75%, 07/21/26	15	16,928
4.38%, 08/04/25	250	284,917
4.63%, 12/01/23	75	83,576
5.25%, 05/24/41	300	443,073
5.25%, 08/04/45	170	238,746
5.75%, 12/01/43	25	36,662
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45(a)	270	368,145
Deutsche Bank AG, 4.10%, 01/13/26	79	85,303
Deutsche Bank AG/London, 3.70%, 05/30/24	64	68,294
Deutsche Bank AG/New York NY
3.70%, 05/30/24	50	53,463
4.25%, 10/14/21	115	118,863
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	10	10,638
3.95%, 03/14/28 (Call 02/14/28)	86	101,284
8.25%, 03/01/38	160	264,971
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	75	85,997
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(c)	5	4,934
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	299,825
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	155	217,718
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	95	101,022
2.91%, 06/05/23 (Call 06/05/22)(c)	148	153,736
3.27%, 09/29/25 (Call 09/29/24)(c)	32	34,846
3.50%, 01/23/25 (Call 10/23/24)	77	84,735
3.50%, 04/01/25 (Call 03/01/25)(a)	37	41,030
3.50%, 11/16/26 (Call 11/16/25)	206	230,032
3.63%, 02/20/24 (Call 01/20/24)	172	187,836
3.69%, 06/05/28 (Call 06/05/27)(c)	125	141,688
3.75%, 05/22/25 (Call 02/22/25)	107	119,904
3.75%, 02/25/26 (Call 11/25/25)	108	122,285
3.80%, 03/15/30 (Call 12/15/29)(a)	72	83,892
3.81%, 04/23/29 (Call 04/23/28)(c)	263	300,948
3.85%, 07/08/24 (Call 04/08/24)	110	121,557
3.85%, 01/26/27 (Call 01/26/26)	298	339,577
4.00%, 03/03/24	63	69,735
4.02%, 10/31/38 (Call 10/31/37)(c)	158	186,410

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.22%, 05/01/29 (Call 05/01/28)(c)	$205	$240,684
4.25%, 10/21/25	120	136,434
4.41%, 04/23/39 (Call 04/23/38)(c)	177	218,050
4.75%, 10/21/45 (Call 04/21/45)	308	410,241
4.80%, 07/08/44 (Call 01/08/44)	217	286,774
5.15%, 05/22/45	164	217,789
5.95%, 01/15/27	58	71,789
6.13%, 02/15/33	109	154,533
6.25%, 02/01/41	142	214,419
6.45%, 05/01/36	174	241,860
6.75%, 10/01/37	456	666,982
HSBC Bank USA N.A., 7.00%, 01/15/39	250	380,345
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(c)	15	15,759
3.03%, 11/22/23 (Call 11/22/22)(c)	15	15,721
3.95%, 05/18/24 (Call 05/18/23)(c)	15	16,197
3.97%, 05/22/30 (Call 05/22/29)(c)	15	17,015
4.25%, 03/14/24	200	218,822
4.58%, 06/19/29 (Call 06/19/28)(c)	200	233,802
5.25%, 03/14/44	334	436,204
6.10%, 01/14/42	262	385,399
6.50%, 05/02/36	200	277,438
6.50%, 09/15/37	330	458,551
6.80%, 06/01/38	110	157,917
7.63%, 05/17/32	247	348,423
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	120	125,930
2.63%, 08/06/24 (Call 07/06/24)	36	38,571
4.00%, 05/15/25 (Call 04/15/25)	77	87,776
ING Groep NV
3.55%, 04/09/24	410	449,241
3.95%, 03/29/27	450	520,933
4.05%, 04/09/29	200	237,024
4.10%, 10/02/23	210	231,359
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	2,300	2,557,255
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(c)	10	10,457
2.08%, 04/22/26 (Call 04/22/25)(c)	70	73,569
2.52%, 04/22/31 (Call 04/22/30)(c)	111	118,818
2.74%, 10/15/30 (Call 10/15/29)(c)	130	141,050
2.95%, 10/01/26 (Call 07/01/26)(a)	98	108,577
3.11%, 04/22/51 (Call 04/22/50)(c)	261	284,101
3.20%, 06/15/26 (Call 03/15/26)	65	72,764
3.30%, 04/01/26 (Call 01/01/26)	224	251,250
3.51%, 01/23/29 (Call 01/23/28)(c)	63	71,239
3.63%, 12/01/27 (Call 12/01/26)	148	166,453
3.70%, 05/06/30 (Call 05/06/29)(c)	160	185,077
3.78%, 02/01/28 (Call 02/01/27)(c)	123	140,552
3.88%, 07/24/38 (Call 07/24/37)(c)	50	60,024
3.90%, 07/15/25 (Call 04/15/25)	26	29,565
3.90%, 01/23/49 (Call 01/23/48)(c)	187	229,127
3.96%, 01/29/27 (Call 01/29/26)(c)	30	34,434
3.96%, 11/15/48 (Call 11/15/47)(c)	284	347,298
4.01%, 04/23/29 (Call 04/23/28)(c)	40	46,594
4.03%, 07/24/48 (Call 07/24/47)(c)	111	137,671
4.13%, 12/15/26	235	275,265
4.20%, 07/23/29 (Call 07/23/28)(c)	15	17,748
4.25%, 10/01/27	122	142,452
4.26%, 02/22/48 (Call 02/22/47)(c)	233	297,145
4.45%, 12/05/29 (Call 12/05/28)(c)	32	38,641

Security	Par (000)	Value

Banks (continued)
4.49%, 03/24/31 (Call 03/24/30)(c)	$36	$44,326
4.85%, 02/01/44	130	178,517
4.95%, 06/01/45	77	105,535
5.40%, 01/06/42	97	142,185
5.50%, 10/15/40	136	196,448
5.60%, 07/15/41	83	122,769
6.40%, 05/15/38	439	680,406
7.63%, 10/15/26	76	101,987
7.75%, 07/15/25	5	6,392
8.75%, 09/01/30	14	20,756
KeyCorp
2.25%, 04/06/27	36	38,196
4.15%, 10/29/25	202	233,983
KeyCorp.
2.55%, 10/01/29	151	160,936
4.10%, 04/30/28	123	144,901
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27)(c)	15	16,746
4.05%, 08/16/23	40	43,731
4.34%, 01/09/48	200	249,114
4.55%, 08/16/28	15	17,955
4.58%, 12/10/25	300	338,475
4.65%, 03/24/26	200	227,602
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	10	11,129
3.41%, 03/07/24	125	136,051
3.68%, 02/22/27	90	102,108
3.75%, 07/18/39	200	233,868
3.78%, 03/02/25	69	77,473
3.96%, 03/02/28	53	61,755
4.15%, 03/07/39	74	90,561
4.29%, 07/26/38	78	96,938
Mizuho Financial Group Inc., 2.87%, 09/13/30 (Call 09/13/29)(c)	275	296,114
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	51	53,758
2.63%, 11/17/21	18	18,476
2.70%, 01/22/31 (Call 01/22/30)(c)	129	139,244
2.72%, 07/22/25 (Call 07/22/24)(a)(c)	13	13,910
2.75%, 05/19/22	130	135,006
3.13%, 01/23/23	86	91,168
3.13%, 07/27/26	215	239,910
3.59%, 07/22/28 (Call 07/22/27)(c)	68	76,881
3.62%, 04/01/31 (Call 04/01/30)(c)	200	232,190
3.63%, 01/20/27	73	83,347
3.70%, 10/23/24	63	70,377
3.74%, 04/24/24 (Call 04/24/23)(c)	129	139,409
3.75%, 02/25/23	86	92,805
3.77%, 01/24/29 (Call 01/24/28)(c)	209	240,268
3.88%, 01/27/26	89	102,291
3.95%, 04/23/27	143	162,325
3.97%, 07/22/38 (Call 07/22/37)(c)	117	140,924
4.00%, 07/23/25	73	83,615
4.10%, 05/22/23	33	35,934
4.30%, 01/27/45	510	666,422
4.35%, 09/08/26	159	185,268
4.38%, 01/22/47	440	587,149
4.43%, 01/23/30 (Call 01/23/29)(c)	82	98,941
4.46%, 04/22/39 (Call 04/22/38)(c)	86	109,036
4.88%, 11/01/22	99	107,687

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 11/24/25	$92	$108,842
5.60%, 03/24/51 (Call 03/24/50)(c)	501	771,720
6.38%, 07/24/42	334	530,786
7.25%, 04/01/32	150	229,427
Series F, 3.88%, 04/29/24	32	35,585
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	5	5,436
National Australia Bank Ltd./New York, 2.50%, 07/12/26	472	514,522
Natwest Group PLC
4.27%, 03/22/25 (Call 03/22/24)(c)	700	768,642
4.45%, 05/08/30 (Call 05/08/29)(c)	200	234,712
5.13%, 05/28/24	80	88,348
6.00%, 12/19/23	257	289,426
6.10%, 06/10/23	218	241,973
6.13%, 12/15/22	383	419,883
Northern Trust Corp.
2.38%, 08/02/22	217	225,513
3.15%, 05/03/29 (Call 02/03/29)	433	496,183
3.38%, 05/08/32 (Call 05/08/27)(a)(c)	922	1,000,435
3.65%, 08/03/28 (Call 05/03/28)(a)	245	287,814
3.95%, 10/30/25	167	194,129
PNC Bank N.A.
2.70%, 10/22/29	260	281,518
3.10%, 10/25/27 (Call 09/25/27)	250	284,347
3.25%, 01/22/28 (Call 12/23/27)	325	372,196
3.50%, 06/08/23 (Call 05/09/23)	100	108,031
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	64	69,665
2.60%, 07/23/26 (Call 05/23/26)	108	118,771
2.85%, 11/09/22(d)	191	200,999
3.15%, 05/19/27 (Call 04/19/27)	20	22,504
3.30%, 03/08/22 (Call 02/06/22)	302	314,717
3.45%, 04/23/29 (Call 01/23/29)	55	63,656
3.50%, 01/23/24 (Call 12/23/23)	130	142,454
3.90%, 04/29/24 (Call 03/29/24)	52	57,701
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	454	472,850
3.80%, 08/14/23 (Call 07/14/23)(a)	259	282,546
7.38%, 12/10/37(a)	186	276,537
Royal Bank of Canada
1.60%, 04/17/23	75	77,276
1.95%, 01/17/23	209	216,585
2.25%, 11/01/24	87	92,627
2.55%, 07/16/24	10	10,749
3.70%, 10/05/23	348	382,024
4.65%, 01/27/26	61	72,215
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	40	42,554
3.40%, 01/18/23 (Call 12/18/22)	203	212,756
3.50%, 06/07/24 (Call 05/07/24)	90	96,809
4.40%, 07/13/27 (Call 04/14/27)	158	175,969
4.50%, 07/17/25 (Call 04/17/25)	379	419,898
Santander UK PLC
2.88%, 06/18/24	15	16,222
4.00%, 03/13/24	258	286,697
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	254,178
2.80%, 03/11/22	760	787,717
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(c)	242	257,996

Security	Par (000)	Value

Banks (continued)
2.65%, 05/15/23 (Call 05/15/22)(c)	$245	$254,604
2.65%, 05/19/26	304	336,944
3.10%, 05/15/23	563	602,765
3.30%, 12/16/24	718	802,150
3.55%, 08/18/25	1,303	1,482,189
3.70%, 11/20/23	1,291	1,426,710
3.78%, 12/03/24 (Call 12/03/23)(c)	749	825,593
4.14%, 12/03/29 (Call 12/03/28)(c)	500	607,960
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	61	66,219
2.75%, 01/15/30	200	215,582
2.78%, 07/12/22	107	111,469
2.78%, 10/18/22	130	136,165
2.85%, 01/11/22	40	41,286
3.01%, 10/19/26	23	25,447
3.04%, 07/16/29	260	285,272
3.10%, 01/17/23	99	104,985
3.20%, 09/17/29	200	217,456
3.35%, 10/18/27	13	14,484
3.36%, 07/12/27	280	313,006
3.45%, 01/11/27	14	15,714
3.54%, 01/17/28	61	68,781
3.75%, 07/19/23	163	177,500
3.78%, 03/09/26	15	17,163
3.94%, 10/16/23	26	28,646
3.94%, 07/19/28	21	24,408
4.31%, 10/16/28	5	5,950
SVB Financial Group, 3.50%, 01/29/25	175	188,370
Toronto-Dominion Bank (The)
2.65%, 06/12/24	301	323,768
3.25%, 03/11/24	294	321,163
3.50%, 07/19/23	864	943,073
3.63%, 09/15/31 (Call 09/15/26)(c)	621	707,276
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	250	265,333
2.25%, 03/11/30 (Call 12/11/29)	15	15,644
3.20%, 04/01/24 (Call 03/01/24)	47	51,370
3.63%, 09/16/25 (Call 08/16/25)	50	56,720
3.69%, 08/02/24 (Call 08/02/23)(c)	73	79,339
3.80%, 10/30/26 (Call 09/30/26)	15	17,445
4.05%, 11/03/25 (Call 09/03/25)	55	64,051
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	23	24,587
2.85%, 10/26/24 (Call 09/26/24)	30	32,773
3.70%, 06/05/25 (Call 05/05/25)	95	108,265
3.75%, 12/06/23 (Call 11/06/23)	20	22,038
3.88%, 03/19/29 (Call 02/16/29)	5	5,794
4.00%, 05/01/25 (Call 03/01/25)	89	101,707
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	5	5,342
3.00%, 07/30/29 (Call 04/30/29)	70	77,532
3.90%, 04/26/28 (Call 03/24/28)	10	12,055
3.95%, 11/17/25 (Call 10/17/25)	10	11,637
Series V, 2.38%, 07/22/26 (Call 06/22/26)	20	21,910
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	34,040
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	111	120,407
Westpac Banking Corp.
2.35%, 02/19/25	85	90,922
2.50%, 06/28/22	191	198,552
2.65%, 01/16/30(a)	96	106,638

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 08/19/26	$156	$172,185
2.75%, 01/11/23	332	349,948
2.85%, 05/13/26	370	411,081
2.89%, 02/04/30 (Call 02/04/25)(c)	6	6,212
3.30%, 02/26/24	181	197,234
3.35%, 03/08/27	220	252,826
3.40%, 01/25/28	135	156,616
3.65%, 05/15/23	281	304,916
4.11%, 07/24/34 (Call 07/24/29)(c)	347	392,044
4.32%, 11/23/31 (Call 11/23/26)(c)	293	331,058
4.42%, 07/24/39	118	145,064
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	248,693

		87,425,460

Beverages — 4.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	209	236,289
4.70%, 02/01/36 (Call 08/01/35)	249	298,093
4.90%, 02/01/46 (Call 08/01/45)	510	631,084
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	159	169,205
3.65%, 02/01/26 (Call 11/01/25)	321	362,197
3.70%, 02/01/24	248	273,046
4.00%, 01/17/43	108	118,943
4.63%, 02/01/44	177	209,464
4.70%, 02/01/36 (Call 08/01/35)	142	168,374
4.90%, 02/01/46 (Call 08/01/45)	93	113,908
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	60	65,434
3.50%, 06/01/30 (Call 03/01/30)	62	71,040
3.75%, 07/15/42	325	348,423
4.00%, 04/13/28 (Call 01/13/28)	375	434,554
4.15%, 01/23/25 (Call 12/23/24)	330	375,002
4.35%, 06/01/40 (Call 12/01/39)	25	28,997
4.38%, 04/15/38 (Call 10/15/37)	119	137,100
4.44%, 10/06/48 (Call 04/06/48)	162	189,901
4.50%, 06/01/50 (Call 12/01/49)	91	110,145
4.60%, 04/15/48 (Call 10/15/47)	279	333,092
4.60%, 06/01/60 (Call 12/01/59)	31	37,975
4.75%, 01/23/29 (Call 10/23/28)	481	586,325
4.75%, 04/15/58 (Call 10/15/57)	168	207,626
4.90%, 01/23/31 (Call 10/23/30)(a)	370	467,698
4.95%, 01/15/42	170	206,300
5.45%, 01/23/39 (Call 07/23/38)	101	128,536
5.55%, 01/23/49 (Call 07/23/48)	290	389,777
5.80%, 01/23/59 (Call 07/23/58)	319	458,754
5.88%, 06/15/35	65	90,044
8.00%, 11/15/39	108	171,433
8.20%, 01/15/39	132	212,517
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	35	39,020
4.00%, 04/15/38 (Call 10/15/37)	14	16,910
4.50%, 07/15/45 (Call 01/15/45)	80	106,145
Coca-Cola Co. (The)
1.65%, 06/01/30	264	273,823
1.75%, 09/06/24	15	15,749
2.13%, 09/06/29	252	270,280
2.25%, 09/01/26	54	58,712
2.50%, 04/01/23	173	182,615
2.50%, 06/01/40	20	20,717

Security	Par (000)	Value

Beverages (continued)
2.55%, 06/01/26	$5	$5,501
2.60%, 06/01/50	67	68,367
2.75%, 06/01/60	165	167,782
2.88%, 10/27/25	15	16,662
2.90%, 05/25/27	51	56,973
2.95%, 03/25/25	128	141,302
3.20%, 11/01/23	311	338,564
3.38%, 03/25/27	121	139,457
3.45%, 03/25/30	30	35,786
4.20%, 03/25/50	164	216,803
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	44	48,096
3.50%, 05/09/27 (Call 02/09/27)	85	95,181
3.60%, 02/15/28 (Call 11/15/27)	15	16,848
3.70%, 12/06/26 (Call 09/06/26)	35	40,246
3.75%, 05/01/50 (Call 11/01/49)	25	27,656
4.50%, 05/09/47 (Call 11/09/46)	61	74,587
5.25%, 11/15/48 (Call 05/15/48)	27	36,163
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	270	278,105
2.00%, 04/29/30 (Call 01/29/30)	400	416,332
2.13%, 10/24/24 (Call 09/24/24)	200	211,412
2.38%, 10/24/29 (Call 07/24/29)	315	337,885
2.63%, 04/29/23 (Call 01/29/23)	725	762,113
3.50%, 09/18/23 (Call 08/18/23)	925	1,003,967
3.88%, 05/18/28 (Call 02/18/28)	200	234,714
3.88%, 04/29/43 (Call 10/29/42)	125	151,557
Diageo Investment Corp.
2.88%, 05/11/22	856	891,841
4.25%, 05/11/42	267	334,695
7.45%, 04/15/35	50	83,289
8.00%, 09/15/22	15	17,209
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	15	16,090
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	303	328,937
3.13%, 12/15/23 (Call 10/15/23)	85	91,528
3.20%, 05/01/30 (Call 02/01/30)	55	61,656
3.43%, 06/15/27 (Call 03/15/27)	71	79,392
3.80%, 05/01/50 (Call 11/01/49)	79	91,908
4.06%, 05/25/23 (Call 04/25/23)	230	251,254
4.42%, 05/25/25 (Call 03/25/25)	75	86,970
4.42%, 12/15/46 (Call 06/15/46)	42	52,346
4.50%, 11/15/45 (Call 05/15/45)	31	39,186
4.60%, 05/25/28 (Call 02/25/28)	218	263,669
4.99%, 05/25/38 (Call 11/25/37)	49	64,005
5.09%, 05/25/48 (Call 11/25/47)	37	50,003
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	44	47,042
4.20%, 07/15/46 (Call 01/15/46)	167	173,286
5.00%, 05/01/42	104	117,440
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	15	15,508
2.25%, 05/02/22 (Call 04/02/22)	185	190,757
2.25%, 03/19/25 (Call 02/19/25)	272	292,098
2.38%, 10/06/26 (Call 07/06/26)	346	378,922
2.63%, 03/19/27 (Call 01/19/27)	90	99,703
2.63%, 07/29/29 (Call 04/29/29)	94	104,694
2.75%, 03/05/22	318	329,782
2.75%, 03/01/23	82	86,872

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 04/30/25 (Call 01/30/25)	$551	$602,243
2.75%, 03/19/30 (Call 12/19/29)	137	153,959
2.85%, 02/24/26 (Call 11/24/25)	214	237,427
2.88%, 10/15/49 (Call 04/15/49)	207	222,012
3.00%, 10/15/27 (Call 07/15/27)	179	201,969
3.10%, 07/17/22 (Call 05/17/22)(a)	143	149,758
3.38%, 07/29/49 (Call 01/29/49)	100	114,290
3.45%, 10/06/46 (Call 04/06/46)	77	89,619
3.50%, 07/17/25 (Call 04/17/25)	208	235,263
3.50%, 03/19/40 (Call 09/19/39)	45	53,027
3.60%, 03/01/24 (Call 12/01/23)	581	639,205
3.63%, 03/19/50 (Call 09/19/49)	238	289,786
3.88%, 03/19/60 (Call 09/19/59)	260	332,493
4.00%, 03/05/42	41	52,164
4.00%, 05/02/47 (Call 11/02/46)	48	60,849
4.25%, 10/22/44 (Call 04/22/44)	43	55,484
4.45%, 04/14/46 (Call 10/14/45)(a)	154	205,185
4.60%, 07/17/45 (Call 01/17/45)(a)	128	174,839
4.88%, 11/01/40	200	277,574
5.50%, 01/15/40(a)	44	65,319
7.00%, 03/01/29	5	7,243

		22,397,096

Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	51	53,599
2.20%, 02/21/27 (Call 12/21/26)	95	100,677
2.25%, 08/19/23 (Call 06/19/23)(a)	285	298,917
2.45%, 02/21/30 (Call 11/21/29)	30	32,110
2.60%, 08/19/26 (Call 05/19/26)	188	206,353
2.65%, 05/11/22 (Call 04/11/22)	178	184,429
2.70%, 05/01/22 (Call 03/01/22)	235	242,929
2.77%, 09/01/53 (Call 03/01/53)(b)	390	383,686
3.13%, 05/01/25 (Call 02/01/25)	122	134,589
3.15%, 02/21/40 (Call 08/21/39)	109	116,022
3.20%, 11/02/27 (Call 08/02/27)	233	261,960
3.38%, 02/21/50 (Call 08/21/49)	259	283,377
3.63%, 05/15/22 (Call 02/15/22)(a)	173	181,110
3.63%, 05/22/24 (Call 02/22/24)	196	216,253
4.40%, 05/01/45 (Call 11/01/44)	177	220,282
4.56%, 06/15/48 (Call 12/15/47)	258	334,471
4.66%, 06/15/51 (Call 12/15/50)	392	517,464
4.95%, 10/01/41	68	90,185
5.15%, 11/15/41 (Call 05/15/41)	100	133,905
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	36	41,230
5.25%, 06/23/45 (Call 12/23/44)	61	85,761
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	26	26,386
4.05%, 09/15/25 (Call 06/15/25)	126	145,304
5.20%, 09/15/45 (Call 03/15/45)	168	228,379
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	75	76,709
2.50%, 09/01/23 (Call 07/01/23)	121	128,024
2.95%, 03/01/27 (Call 12/01/26)	449	502,822
3.25%, 09/01/22 (Call 07/01/22)	263	276,978
3.50%, 02/01/25 (Call 11/01/24)	307	343,014
3.65%, 03/01/26 (Call 12/01/25)	310	354,727
3.70%, 04/01/24 (Call 01/01/24)	167	184,345
4.00%, 09/01/36 (Call 03/01/36)	5	6,252
4.15%, 03/01/47 (Call 09/01/46)	315	403,915

Security	Par (000)	Value

Biotechnology (continued)
4.50%, 02/01/45 (Call 08/01/44)	$162	$210,530
4.60%, 09/01/35 (Call 03/01/35)	257	342,234
4.75%, 03/01/46 (Call 09/01/45)	314	421,237
4.80%, 04/01/44 (Call 10/01/43)	223	298,055
5.65%, 12/01/41 (Call 06/01/41)	149	219,011

		8,287,231

Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(b)	176	184,550
2.72%, 02/15/30 (Call 11/15/29)(b)	143	150,129
3.38%, 04/05/40 (Call 10/05/39)(b)	112	116,616
3.58%, 04/05/50 (Call 10/05/49)(b)	76	80,704
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	60	67,037
4.00%, 09/21/23 (Call 08/21/23)	149	163,764
4.00%, 06/15/25 (Call 03/15/25)	21	23,958
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	105	113,686
3.90%, 02/14/26 (Call 11/14/25)	208	233,738
4.50%, 02/15/47 (Call 08/15/46)	13	15,749
4.63%, 07/02/44 (Call 01/02/44)	98	118,249
4.95%, 07/02/64 (Call 01/02/64)(a)(d)	36	44,658
5.13%, 09/14/45 (Call 03/14/45)	58	75,149
6.00%, 01/15/36	10	13,176
Lafarge SA, 7.13%, 07/15/36	10	14,001
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	5	5,261
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	10	11,068
3.50%, 12/15/27 (Call 09/15/27)	19	21,313
4.25%, 12/15/47 (Call 06/15/47)	91	102,793
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	35	36,722
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	8	8,572
4.38%, 04/01/26 (Call 01/01/26)	51	59,762
4.45%, 04/01/25 (Call 01/01/25)	147	169,238
4.50%, 05/15/47 (Call 11/15/46)	48	52,558
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	100	107,390
3.95%, 08/15/29 (Call 05/15/29)	28	31,571
4.20%, 12/01/24 (Call 09/01/24)	35	38,717
4.30%, 07/15/47 (Call 01/15/47)(a)	162	174,696
4.40%, 01/30/48 (Call 07/30/47)	125	137,670
7.00%, 12/01/36	5	6,643
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)(a)	25	28,556
4.50%, 06/15/47 (Call 12/15/46)	152	178,349
4.70%, 03/01/48 (Call 09/01/47)	25	30,026

		2,616,069

Chemicals — 2.3%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	28	29,803
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	15	16,042
4.63%, 11/15/22	44	47,452
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	5	5,403
3.50%, 10/01/24 (Call 07/01/24)(a)	40	43,859
3.63%, 05/15/26 (Call 03/15/26)	10	11,173
4.25%, 10/01/34 (Call 04/01/34)	21	24,851
4.38%, 11/15/42 (Call 05/15/42)	53	59,931

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.55%, 11/30/25 (Call 09/30/25)	$52	$60,373
4.63%, 10/01/44 (Call 04/01/44)	28	32,240
4.80%, 05/15/49 (Call 11/15/48)	202	241,434
5.25%, 11/15/41 (Call 05/15/41)	104	126,820
5.55%, 11/30/48 (Call 05/30/48)	51	67,233
7.38%, 11/01/29	66	93,694
9.40%, 05/15/39	26	44,322
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	383	423,192
4.49%, 11/15/25 (Call 09/15/25)	440	511,482
4.73%, 11/15/28 (Call 08/15/28)	370	450,220
5.32%, 11/15/38 (Call 05/15/38)	275	354,266
5.42%, 11/15/48 (Call 05/15/48)	94	128,209
Eastman Chemical Co. 3.80%, 03/15/25 (Call 12/15/24)	35	38,725
4.50%, 12/01/28 (Call 09/01/28)	6	7,096
4.65%, 10/15/44 (Call 04/15/44)	139	163,499
4.80%, 09/01/42 (Call 03/01/42)	53	63,028
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)(a)	1,725	1,789,739
2.70%, 11/01/26 (Call 08/01/26)	1,370	1,536,071
3.25%, 01/14/23 (Call 11/14/22)	128	135,786
3.25%, 12/01/27 (Call 09/01/27)	187	211,908
3.95%, 12/01/47 (Call 06/01/47)	295	376,019
4.35%, 12/08/21	765	801,789
5.50%, 12/08/41	123	177,366
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	23	28,871
International Flavors & Fragrances Inc. 3.20%, 05/01/23 (Call 02/01/23)	162	168,485
4.38%, 06/01/47 (Call 12/01/46)	266	302,117
4.45%, 09/26/28 (Call 06/26/28)	196	226,803
5.00%, 09/26/48 (Call 03/26/48)	23	28,646
Lubrizol Corp. (The), 6.50%, 10/01/34	100	154,647
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	113	134,395
5.25%, 07/15/43	52	63,684
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	30	33,401
LYB International Finance III LLC 2.88%, 05/01/25 (Call 04/01/25)	60	64,447
3.38%, 05/01/30 (Call 02/01/30)	35	38,156
4.20%, 10/15/49 (Call 04/15/49)	59	65,176
4.20%, 05/01/50 (Call 11/01/49)	44	48,402
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	31	35,408
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	100	104,421
4.05%, 11/15/27 (Call 08/15/27)(a)	60	66,242
4.25%, 11/15/23 (Call 08/15/23)	60	65,131
4.88%, 11/15/41 (Call 05/15/41)	15	15,603
5.45%, 11/15/33 (Call 05/15/33)	32	36,850
5.63%, 11/15/43 (Call 05/15/43)	30	34,606
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	36	39,060
3.38%, 03/15/25 (Call 12/15/24)(a)	49	54,244
3.50%, 06/01/23 (Call 03/01/23)(a)	60	64,157
3.63%, 03/15/24 (Call 12/15/23)	64	69,804
4.00%, 12/15/26 (Call 09/15/26)	215	247,925
4.13%, 03/15/35 (Call 09/15/34)	35	40,237
4.20%, 04/01/29 (Call 01/01/29)	54	63,775

Security	Par (000)	Value

Chemicals (continued)
4.90%, 06/01/43 (Call 12/01/42)	$21	$25,532
5.00%, 04/01/49 (Call 10/01/48)	22	28,777
5.25%, 01/15/45 (Call 07/15/44)	28	35,441
5.63%, 12/01/40	29	36,990
5.88%, 12/01/36	13	16,000
6.13%, 01/15/41 (Call 07/15/40)	115	152,086
PPG Industries Inc. 2.40%, 08/15/24 (Call 07/15/24)	85	90,412
2.80%, 08/15/29 (Call 05/15/29)	31	33,656
3.20%, 03/15/23 (Call 02/15/23)	10	10,642
3.75%, 03/15/28 (Call 12/15/27)(a)	137	164,859
Praxair Inc. 2.65%, 02/05/25 (Call 11/05/24)	73	79,002
3.55%, 11/07/42 (Call 05/07/42)(a)	67	80,117
Rohm & Haas Co., 7.85%, 07/15/29	10	14,221
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)	75	81,578
4.25%, 01/15/48 (Call 07/15/47)	15	15,930
4.55%, 03/01/29 (Call 12/01/28)	15	17,470
5.25%, 06/01/45 (Call 12/01/44)	43	51,889
Sherwin-Williams Co. (The) 2.30%, 05/15/30 (Call 02/15/30)	66	68,728
2.75%, 06/01/22 (Call 05/01/22)	4	4,151
2.95%, 08/15/29 (Call 05/15/29)	15	16,524
3.13%, 06/01/24 (Call 04/01/24)	132	143,367
3.45%, 08/01/25 (Call 05/01/25)	131	145,741
3.45%, 06/01/27 (Call 03/01/27)	241	273,680
3.80%, 08/15/49 (Call 02/15/49)	19	22,042
3.95%, 01/15/26 (Call 10/15/25)	49	55,717
4.00%, 12/15/42 (Call 06/15/42)	50	55,259
4.20%, 01/15/22 (Call 10/15/21)	10	10,410
4.50%, 06/01/47 (Call 12/01/46)	63	79,752
4.55%, 08/01/45 (Call 02/01/45)	37	45,410
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)	13	13,628

		12,236,729

Commercial Services — 1.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	134	151,534
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	62	69,828
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	136	155,732
Equifax Inc. 2.60%, 12/15/25 (Call 11/15/25)	90	96,648
3.10%, 05/15/30 (Call 02/15/30)	20	21,945
Global Payments Inc. 2.65%, 02/15/25 (Call 01/15/25)	79	84,503
3.20%, 08/15/29 (Call 05/15/29)	60	65,800
4.15%, 08/15/49 (Call 02/15/49)	73	86,627
IHS Markit Ltd. 3.63%, 05/01/24 (Call 04/01/24)	11	11,859
4.13%, 08/01/23 (Call 07/01/23)	207	226,464
4.25%, 05/01/29 (Call 02/01/29)	104	121,798
4.75%, 08/01/28 (Call 05/01/28)	256	306,931
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	149	156,174
3.25%, 01/15/28 (Call 10/15/27)(a)	87	97,605
3.75%, 03/24/25 (Call 02/24/25)	71	80,451
4.25%, 02/01/29 (Call 11/01/28)	28	33,541
4.50%, 09/01/22 (Call 06/01/22)	236	252,931
4.88%, 02/15/24 (Call 11/15/23)	55	62,244
4.88%, 12/17/48 (Call 06/17/48)	88	118,436

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.25%, 07/15/44	$295	$410,006
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	35	37,290
2.40%, 10/01/24 (Call 09/01/24)	205	218,963
2.65%, 10/01/26 (Call 08/01/26)	121	132,750
2.85%, 10/01/29 (Call 07/01/29)	76	84,278
3.25%, 06/01/50 (Call 12/01/49)	162	184,542
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	349	383,377
3.50%, 03/16/23 (Call 02/16/23)	2,060	2,201,028
4.00%, 03/18/29 (Call 12/18/28)	1,028	1,213,616
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	25	27,212
2.95%, 01/22/27 (Call 10/22/26)	165	183,945
3.25%, 12/01/49 (Call 06/01/49)	405	473,461
4.00%, 06/15/25 (Call 03/15/25)	83	95,068
4.40%, 02/15/26 (Call 09/12/20)	35	41,676
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	10	11,473
4.13%, 03/15/29 (Call 12/15/28)	99	117,957
5.50%, 06/15/45 (Call 12/15/44)	30	42,380

		8,060,073

Computers — 2.8%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	49	51,496
2.05%, 09/11/26 (Call 07/11/26)	50	53,761
2.20%, 09/11/29 (Call 06/11/29)	45	48,587
2.40%, 01/13/23 (Call 12/13/22)	177	185,388
2.40%, 05/03/23	138	145,674
2.45%, 08/04/26 (Call 05/04/26)	107	117,346
2.50%, 02/09/25	60	65,041
2.65%, 05/11/50 (Call 11/11/49)	4	4,133
2.75%, 01/13/25 (Call 11/13/24)	145	158,292
2.85%, 02/23/23 (Call 12/23/22)	142	150,291
2.85%, 05/11/24 (Call 03/11/24)	61	66,015
2.90%, 09/12/27 (Call 06/12/27)	107	120,390
2.95%, 09/11/49 (Call 03/11/49)	181	195,109
3.00%, 02/09/24 (Call 12/09/23)	63	68,130
3.00%, 06/20/27 (Call 03/20/27)	21	23,690
3.00%, 11/13/27 (Call 08/13/27)	30	33,993
3.20%, 05/13/25	62	69,478
3.20%, 05/11/27 (Call 02/11/27)	95	108,117
3.25%, 02/23/26 (Call 11/23/25)	134	151,482
3.35%, 02/09/27 (Call 11/09/26)	59	67,567
3.45%, 05/06/24	58	64,169
3.45%, 02/09/45	171	199,914
3.75%, 09/12/47 (Call 03/12/47)	69	83,754
3.75%, 11/13/47 (Call 05/13/47)	50	60,729
3.85%, 05/04/43	224	275,751
3.85%, 08/04/46 (Call 02/04/46)	254	312,372
4.25%, 02/09/47 (Call 08/09/46)(a)	52	68,176
4.38%, 05/13/45	181	238,187
4.45%, 05/06/44	81	108,211
4.50%, 02/23/36 (Call 08/23/35)	175	232,627
4.65%, 02/23/46 (Call 08/23/45)	279	381,067
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	92	99,521
4.90%, 10/01/26 (Call 08/01/26)(b)	67	75,727
5.30%, 10/01/29 (Call 07/01/29)(b)	73	83,358
5.45%, 06/15/23 (Call 04/15/23)(b)	203	224,106

Security	Par (000)	Value

Computers (continued)
5.85%, 07/15/25 (Call 06/15/25)(b)	$59	$69,226
6.02%, 06/15/26 (Call 03/15/26)(b)	152	178,440
6.10%, 07/15/27 (Call 05/15/27)(b)	30	35,280
6.20%, 07/15/30 (Call 04/15/30)(b)	70	84,743
8.10%, 07/15/36 (Call 01/15/36)(b)	200	266,356
8.35%, 07/15/46 (Call 01/15/46)(b)	344	465,312
DXC Technology Co.
4.00%, 04/15/23	363	383,368
4.13%, 04/15/25 (Call 03/15/25)	192	207,888
4.25%, 04/15/24 (Call 02/15/24)(a)	61	66,270
4.75%, 04/15/27 (Call 01/15/27)(a)	119	132,677
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	338	350,428
4.40%, 10/15/22 (Call 08/15/22)	771	826,180
4.45%, 10/02/23 (Call 09/02/23)	405	446,683
4.65%, 10/01/24 (Call 09/01/24)	242	273,644
4.90%, 10/15/25 (Call 07/15/25)	488	563,513
6.20%, 10/15/35 (Call 04/15/35)	106	131,415
6.35%, 10/15/45 (Call 04/15/45)	328	419,745
HP Inc.
4.05%, 09/15/22	216	230,519
6.00%, 09/15/41	308	376,924
IBM Credit LLC
2.20%, 09/08/22	301	312,200
3.00%, 02/06/23	20	21,265
3.60%, 11/30/21	300	312,237
International Business Machines Corp.
1.88%, 08/01/22	200	205,894
2.88%, 11/09/22	425	448,107
3.00%, 05/15/24	345	375,060
3.30%, 05/15/26	240	272,542
3.38%, 08/01/23	190	206,131
3.45%, 02/19/26	300	341,736
3.50%, 05/15/29	500	580,710
3.63%, 02/12/24	118	130,133
4.00%, 06/20/42	117	140,762
4.15%, 05/15/39	200	245,422
4.25%, 05/15/49	115	145,623
4.70%, 02/19/46(a)	110	145,531
5.60%, 11/30/39	31	44,231
5.88%, 11/29/32	38	55,330
6.22%, 08/01/27	93	122,859
6.50%, 01/15/28	13	17,596
7.00%, 10/30/25	112	146,928
7.13%, 12/01/96	5	8,817
Seagate HDD Cayman
4.75%, 06/01/23	61	65,781
4.88%, 03/01/24 (Call 01/01/24)	220	240,995
4.88%, 06/01/27 (Call 03/01/27)	70	78,137
5.75%, 12/01/34 (Call 06/01/34)(a)	164	186,655

		14,750,942

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	38	39,535
2.10%, 05/01/23	50	52,341
2.25%, 11/15/22	58	60,450
2.30%, 05/03/22	321	331,997
3.25%, 03/15/24	159	174,614
3.70%, 08/01/47 (Call 02/01/47)	92	120,417
4.00%, 08/15/45	72	96,602

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	$111	$117,543
2.38%, 12/01/29 (Call 09/01/29)	15	16,116
2.60%, 04/15/30 (Call 01/15/30)	61	66,860
3.13%, 12/01/49 (Call 06/01/49)(a)	148	165,841
3.15%, 03/15/27 (Call 12/15/26)	10	11,315
4.15%, 03/15/47 (Call 09/15/46)	48	61,080
4.38%, 06/15/45 (Call 12/15/44)	104	134,065
6.00%, 05/15/37	14	20,435
Procter & Gamble Co. (The)
2.15%, 08/11/22	317	328,745
2.30%, 02/06/22	52	53,538
2.45%, 03/25/25 (Call 02/25/25)	266	288,661
2.45%, 11/03/26	266	293,494
2.70%, 02/02/26	137	153,829
2.80%, 03/25/27	40	44,839
2.85%, 08/11/27	142	161,659
3.00%, 03/25/30	130	150,539
3.10%, 08/15/23	159	172,267
3.50%, 10/25/47	216	270,426
3.55%, 03/25/40	276	338,475
3.60%, 03/25/50	132	167,468
5.50%, 02/01/34	187	269,811
5.80%, 08/15/34(a)	30	44,532
Unilever Capital Corp.
2.13%, 09/06/29 (Call 06/06/29)	100	106,358
2.20%, 05/05/22 (Call 04/05/22)	100	102,873
3.25%, 03/07/24 (Call 02/07/24)	25	27,271
3.38%, 03/22/25 (Call 01/22/25)	100	111,643
3.50%, 03/22/28 (Call 12/22/27)	30	35,437
5.90%, 11/15/32	10	14,813

		4,605,889

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	80	83,960
3.75%, 05/15/46 (Call 11/15/45)	28	32,203
4.20%, 05/15/47 (Call 11/15/46)	23	28,428
4.60%, 06/15/45 (Call 12/15/44)	101	130,370

		274,961

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	365	338,202
3.88%, 01/23/28 (Call 10/23/27)	20	18,545
4.88%, 01/16/24 (Call 12/16/23)	35	36,031
Affiliated Managers Group Inc., 3.50%, 08/01/25	55	60,233
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)	25	24,423
3.25%, 03/01/25 (Call 01/01/25)	14	14,212
3.25%, 10/01/29 (Call 07/01/29)	30	28,888
3.63%, 04/01/27 (Call 01/01/27)	65	65,582
3.63%, 12/01/27 (Call 09/01/27)	94	96,186
3.75%, 06/01/26 (Call 04/01/26)	10	10,230
4.25%, 02/01/24 (Call 01/01/24)	18	18,806
4.25%, 09/15/24 (Call 06/15/24)	22	22,895
4.63%, 10/01/28 (Call 07/01/28)	50	52,048
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	28	27,140
4.25%, 06/15/26 (Call 04/15/26)	202	188,236
4.40%, 09/25/23 (Call 08/25/23)(a)	109	107,822

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	$145	$154,310
4.13%, 02/13/22	153	158,696
4.63%, 05/19/22	138	145,324
4.63%, 03/30/25(a)	79	87,421
5.13%, 09/30/24	167	186,846
5.80%, 05/01/25 (Call 04/01/25)	15	17,330
8.00%, 11/01/31	678	919,485
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	310	321,768
2.50%, 07/30/24 (Call 06/30/24)	667	713,930
2.65%, 12/02/22	178	186,905
3.00%, 10/30/24 (Call 09/29/24)	475	517,693
3.13%, 05/20/26 (Call 04/20/26)	302	339,225
3.40%, 02/27/23 (Call 01/27/23)	281	300,662
3.40%, 02/22/24 (Call 01/22/24)	257	281,651
3.63%, 12/05/24 (Call 11/04/24)	198	220,325
3.70%, 11/05/21 (Call 10/05/21)	54	55,990
3.70%, 08/03/23 (Call 07/03/23)	199	216,799
4.05%, 12/03/42	360	456,595
4.20%, 11/06/25 (Call 10/06/25)	427	499,757
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	202	208,824
3.30%, 05/03/27 (Call 04/03/27)	871	996,319
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	30	33,164
3.00%, 04/02/25 (Call 03/02/25)	65	71,222
3.70%, 10/15/24	52	58,496
4.00%, 10/15/23	38	42,200
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	56	63,460
4.00%, 04/01/24 (Call 02/01/24)	70	77,228
4.25%, 06/02/26 (Call 03/02/26)	148	168,565
4.35%, 04/15/30 (Call 01/15/30)	15	17,434
4.70%, 09/20/47 (Call 03/20/47)	125	147,129
4.85%, 03/29/29 (Call 12/29/28)	95	113,133
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	205	203,854
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	44	49,041
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	10	11,454
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	5	5,486
3.20%, 03/02/27 (Call 12/02/26)	17	19,179
3.25%, 05/22/29 (Call 02/22/29)	37	42,687
3.45%, 02/13/26 (Call 11/13/25)	106	120,544
3.85%, 05/21/25 (Call 03/21/25)	20	22,821
4.00%, 02/01/29 (Call 11/01/28)	20	23,996
4.20%, 03/24/25 (Call 02/24/25)	124	143,747
4.63%, 03/22/30 (Call 12/22/29)	15	19,120
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	163	178,818
3.75%, 06/15/28 (Call 03/15/28)	67	79,521
4.15%, 06/15/48 (Call 12/15/47)	33	43,414
5.30%, 09/15/43 (Call 03/15/43)	109	159,131
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	199	308,028
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	23	25,119
3.95%, 11/06/24 (Call 08/06/24)	52	57,105
4.10%, 02/09/27 (Call 11/09/26)	107	119,241
4.50%, 01/30/26 (Call 11/30/25)	115	131,912
Franklin Resources Inc., 2.85%, 03/30/25	100	109,526

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(b)	$275	$290,604
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	200	212,050
4.42%, 11/15/35	1,005	1,037,974
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	16	16,821
3.10%, 09/15/27 (Call 06/15/27)	117	130,207
3.45%, 09/21/23 (Call 08/21/23)	172	186,577
3.75%, 12/01/25 (Call 09/01/25)	155	176,751
3.75%, 09/21/28 (Call 06/21/28)	37	43,120
4.00%, 10/15/23	65	71,814
4.25%, 09/21/48 (Call 03/21/48)	73	91,831
Invesco Finance PLC
3.13%, 11/30/22	59	62,402
3.75%, 01/15/26	118	132,604
4.00%, 01/30/24	10	10,972
5.38%, 11/30/43	161	196,092
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	72	82,080
Jefferies Group LLC
6.25%, 01/15/36	30	36,643
6.45%, 06/08/27	5	6,028
6.50%, 01/20/43	20	25,298
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	10	11,299
4.85%, 01/15/27	50	56,958
Legg Mason Inc.
4.75%, 03/15/26	106	126,187
5.63%, 01/15/44	136	185,723
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	15	16,012
2.95%, 11/21/26 (Call 08/21/26)	75	84,808
2.95%, 06/01/29 (Call 03/01/29)	124	140,335
3.30%, 03/26/27 (Call 01/26/27)	85	97,592
3.35%, 03/26/30 (Call 12/26/29)	40	47,004
3.38%, 04/01/24	129	142,607
3.50%, 02/26/28 (Call 11/26/27)	146	170,534
3.65%, 06/01/49 (Call 12/01/48)	165	200,843
3.80%, 11/21/46 (Call 05/21/46)	76	93,459
3.85%, 03/26/50 (Call 09/26/49)	201	253,443
3.95%, 02/26/48 (Call 08/26/47)	91	115,221
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	10	10,752
3.85%, 06/30/26 (Call 03/30/26)	103	118,616
Nomura Holdings Inc., 3.10%, 01/16/30	15	16,041
ORIX Corp.
3.70%, 07/18/27	38	42,954
4.05%, 01/16/24	25	27,449
Raymond James Financial Inc.
3.63%, 09/15/26	50	57,517
4.65%, 04/01/30 (Call 01/01/30)	15	18,341
4.95%, 07/15/46	33	42,218
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	60	62,054
3.70%, 08/04/26 (Call 05/04/26)	100	104,492
3.95%, 12/01/27 (Call 09/01/27)	137	144,691
4.25%, 08/15/24 (Call 05/15/24)	41	44,142
4.38%, 03/19/24 (Call 02/19/24)	90	96,937
4.50%, 07/23/25 (Call 04/23/25)	51	55,690
5.15%, 03/19/29 (Call 12/19/28)(a)	77	88,200

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	$85	$90,265
2.05%, 04/15/30 (Call 01/15/30)	174	185,014
2.70%, 04/15/40 (Call 10/15/39)	115	124,356
2.75%, 09/15/27 (Call 06/15/27)	10	11,130
3.15%, 12/14/25 (Call 09/14/25)	267	300,250
3.65%, 09/15/47 (Call 03/15/47)	161	199,577
4.15%, 12/14/35 (Call 06/14/35)	271	353,281
4.30%, 12/14/45 (Call 06/14/45)	345	462,728
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	25	26,462
3.60%, 03/15/22 (Call 02/15/22)	25	26,000
4.25%, 06/09/23 (Call 05/09/23)(a)	35	37,825
6.20%, 11/17/36(a)	423	501,466

		18,561,450

Electric — 7.2%
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	215	253,515
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	93	101,784
3.20%, 04/15/25 (Call 03/15/25)	892	985,152
3.80%, 06/01/29 (Call 03/01/29)	1,003	1,170,491
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	248	312,051
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	415	448,134
3.20%, 09/15/49 (Call 03/15/49)	135	147,424
3.35%, 07/01/23 (Call 04/01/23)	143	153,350
3.50%, 08/15/46 (Call 02/15/46)	58	66,469
3.75%, 08/15/47 (Call 02/15/47)	18	21,470
6.35%, 10/01/36	208	302,850
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	133	153,978
3.95%, 03/01/48 (Call 09/01/47)	198	246,722
4.50%, 04/01/44 (Call 10/01/43)	154	203,685
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	25	27,424
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	156	204,085
CenterPoint Energy Inc.
2.50%, 09/01/24 (Call 08/01/24)	60	63,805
2.95%, 03/01/30 (Call 12/01/29)(a)	55	60,055
3.70%, 09/01/49 (Call 03/01/49)	50	55,634
3.85%, 02/01/24 (Call 01/01/24)	22	24,142
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	486	519,403
2.55%, 06/15/26 (Call 03/15/26)	160	175,467
3.00%, 03/01/50 (Call 09/01/49)	40	43,439
3.65%, 06/15/46 (Call 12/15/45)	108	127,889
3.70%, 08/15/28 (Call 05/15/28)	145	169,873
3.70%, 03/01/45 (Call 09/01/44)	154	181,178
3.80%, 10/01/42 (Call 04/01/42)	205	239,838
4.00%, 03/01/48 (Call 09/01/47)	62	77,835
4.00%, 03/01/49 (Call 09/01/48)	155	195,320
4.35%, 11/15/45 (Call 05/15/45)	109	140,678
4.60%, 08/15/43 (Call 02/15/43)	5	6,510
4.70%, 01/15/44 (Call 07/15/43)	43	57,334
5.90%, 03/15/36	23	33,133
6.45%, 01/15/38	4	6,119
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	26	28,951
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	129	155,324
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	46	51,448
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	308	321,266

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 04/01/48 (Call 10/01/47)	$111	$142,090
4.30%, 04/15/44 (Call 10/15/43)	100	128,449
Series A, 3.20%, 03/15/27 (Call 12/15/26)	18	20,084
Series A, 4.15%, 06/01/45 (Call 12/01/44)	239	303,212
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	185	213,220
3.80%, 05/15/28 (Call 02/15/28)	106	122,979
3.85%, 06/15/46 (Call 12/15/45)(a)	163	190,992
3.95%, 03/01/43 (Call 09/01/42)	138	161,588
4.45%, 03/15/44 (Call 09/15/43)	219	274,499
4.50%, 12/01/45 (Call 06/01/45)	143	180,899
4.50%, 05/15/58 (Call 11/15/57)	79	101,710
4.63%, 12/01/54 (Call 06/01/54)	36	46,976
5.70%, 06/15/40	120	168,637
Series 05-A, 5.30%, 03/01/35	30	40,367
Series 06-A, 5.85%, 03/15/36	8	10,946
Series 06-B, 6.20%, 06/15/36	10	14,203
Series 08-B, 6.75%, 04/01/38	81	123,476
Series 09-C, 5.50%, 12/01/39	96	132,108
Series 12-A, 4.20%, 03/15/42	110	133,162
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	77	90,778
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	355	411,409
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	128	154,264
Series A, 4.13%, 05/15/49 (Call 11/15/48)	133	163,581
Series B, 3.13%, 11/15/27 (Call 08/15/27)	65	72,649
Series C, 4.00%, 11/15/57 (Call 05/15/57)	40	47,710
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	43,374
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	55	65,802
Series E, 4.65%, 12/01/48 (Call 06/01/48)	23	30,073
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)(a)	172	187,305
4.15%, 05/15/45 (Call 11/15/44)	18	22,010
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	57	58,019
2.95%, 03/15/23 (Call 01/15/23)	46	47,182
3.55%, 11/15/24 (Call 10/15/24)	33	35,154
4.13%, 03/15/28 (Call 12/15/27)	137	142,759
4.95%, 04/15/25 (Call 03/15/25)	100	109,928
5.75%, 06/15/27 (Call 04/15/27)	65	73,707
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	12,121
6.00%, 05/15/35	10	13,262
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	188	206,202
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	83	99,954
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	312	328,243
3.45%, 01/15/50 (Call 07/15/49)	347	389,462
Series H, 3.15%, 01/15/25 (Call 10/15/24)	165	180,347
Series K, 2.75%, 03/15/22 (Call 02/15/22)	549	567,441
Series L, 2.90%, 10/01/24 (Call 08/01/24)	250	270,662
Series M, 3.30%, 01/15/28 (Call 10/15/27)	90	100,530
Series N, 3.80%, 12/01/23 (Call 11/01/23)	134	147,179
Series O, 4.25%, 04/01/29 (Call 01/01/29)	313	378,286
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	142	160,362
3.50%, 06/01/22 (Call 05/01/22)	506	529,397
3.95%, 06/15/25 (Call 03/15/25)	412	471,641
4.05%, 04/15/30 (Call 01/15/30)	417	494,408
4.45%, 04/15/46 (Call 10/15/45)	358	439,799
4.70%, 04/15/50 (Call 10/15/49)	352	456,079

Security	Par (000)	Value

Electric (continued)
4.95%, 06/15/35 (Call 12/15/34)	$231	$289,103
5.10%, 06/15/45 (Call 12/15/44)	120	156,762
5.63%, 06/15/35	163	219,098
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	5	5,211
4.25%, 06/15/22 (Call 03/15/22)	163	173,103
5.60%, 06/15/42 (Call 12/15/41)	156	181,871
5.75%, 10/01/41 (Call 04/01/41)	30	35,048
6.25%, 10/01/39	102	125,942
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	348	365,943
2.85%, 04/01/25 (Call 03/01/25)	301	330,697
3.13%, 12/01/25 (Call 06/01/25)	580	646,195
3.15%, 10/01/49 (Call 04/01/49)	356	405,370
3.25%, 06/01/24 (Call 12/01/23)	124	134,592
3.70%, 12/01/47 (Call 06/01/47)	171	209,270
3.80%, 12/15/42 (Call 06/15/42)	26	31,798
3.95%, 03/01/48 (Call 09/01/47)	353	452,945
3.99%, 03/01/49 (Call 09/01/48)	200	257,098
4.05%, 06/01/42 (Call 12/01/41)	31	38,678
4.05%, 10/01/44 (Call 04/01/44)	10	12,695
4.13%, 02/01/42 (Call 08/01/41)	39	49,303
4.13%, 06/01/48 (Call 12/01/47)	123	163,061
4.95%, 06/01/35	146	201,807
5.25%, 02/01/41 (Call 08/01/40)	5	7,132
5.63%, 04/01/34	136	199,119
5.65%, 02/01/37(a)	200	287,346
5.69%, 03/01/40	53	78,312
5.95%, 02/01/38(a)	52	78,036
5.96%, 04/01/39	33	49,871
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	19	21,438
Iberdrola International BV
5.81%, 03/15/25	15	17,875
6.75%, 07/15/36	263	375,667
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	116	121,191
3.25%, 06/30/26 (Call 03/30/26)	75	83,645
3.35%, 11/15/27 (Call 08/15/27)	36	40,349
3.65%, 06/15/24 (Call 03/15/24)	34	37,320
5.30%, 07/01/43 (Call 01/01/43)	208	274,356
National Grid USA, 5.80%, 04/01/35	85	110,801
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	46	50,418
3.05%, 04/25/27 (Call 01/25/27)	30	33,475
3.40%, 02/07/28 (Call 11/07/27)	45	52,392
3.90%, 11/01/28 (Call 08/01/28)	5	5,909
4.02%, 11/01/32 (Call 05/01/32)	193	236,826
4.30%, 03/15/49 (Call 09/15/48)	24	31,265
4.40%, 11/01/48 (Call 05/01/48)	20	26,394
4.75%, 04/30/43 (Call 04/30/23)(c)	40	40,946
5.25%, 04/20/46 (Call 04/20/26)(c)	141	153,356
Series C, 8.00%, 03/01/32	48	76,811
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	179	188,292
2.75%, 05/01/25 (Call 04/01/25)	322	350,388
2.75%, 11/01/29 (Call 08/01/29)	991	1,084,342
2.80%, 01/15/23 (Call 12/15/22)	135	142,001
2.90%, 04/01/22	98	101,825
3.15%, 04/01/24 (Call 03/01/24)	293	318,154
3.25%, 04/01/26 (Call 02/01/26)	116	130,582

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 08/15/22	$288	$303,699
3.50%, 04/01/29 (Call 01/01/29)	630	722,068
3.55%, 05/01/27 (Call 02/01/27)	693	794,400
4.80%, 12/01/77 (Call 12/01/27)(c)	8	8,614
5.65%, 05/01/79 (Call 05/01/29)(c)	20	22,999
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	595	669,893
3.25%, 05/15/29 (Call 02/15/29)	28	32,155
3.95%, 04/01/30 (Call 01/01/30)	383	465,150
4.40%, 03/01/44 (Call 09/01/43)	66	85,495
5.50%, 03/15/40	75	105,554
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	173	190,776
3.70%, 11/15/28 (Call 08/15/28)(a)	20	23,537
3.75%, 04/01/45 (Call 10/01/44)	63	75,471
3.80%, 09/30/47 (Call 03/30/47)	5	6,081
3.80%, 06/01/49 (Call 12/01/48)	103	127,185
5.30%, 06/01/42 (Call 12/01/41)	80	113,231
7.00%, 05/01/32	10	14,954
7.25%, 01/15/33	40	60,617
7.50%, 09/01/38	65	108,040
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	68	70,434
3.00%, 09/15/49 (Call 03/15/49)	200	220,072
3.15%, 10/15/25 (Call 07/15/25)	158	175,361
3.70%, 09/15/47 (Call 03/15/47)	15	18,137
3.90%, 03/01/48 (Call 09/01/47)	208	259,010
4.15%, 10/01/44 (Call 04/01/44)	70	87,803
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	125	136,885
4.15%, 03/15/43 (Call 09/15/42)	192	232,783
6.50%, 11/15/37	22	33,357
PSEG Power LLC, 8.63%, 04/15/31	100	146,104
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	140	152,054
3.60%, 07/01/49 (Call 01/01/49)	265	313,508
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	10	10,796
2.38%, 05/15/23 (Call 02/15/23)	10	10,464
3.00%, 05/15/27 (Call 02/15/27)	65	72,107
3.15%, 01/01/50 (Call 07/01/49)	50	56,516
3.20%, 08/01/49 (Call 02/01/49)	25	28,424
3.60%, 12/01/47 (Call 06/01/47)	15	18,176
3.65%, 09/01/28 (Call 06/01/28)	23	26,858
3.80%, 03/01/46 (Call 09/01/45)	265	324,466
3.85%, 05/01/49 (Call 11/01/48)	5	6,270
4.05%, 05/01/48 (Call 11/01/47)	10	12,833
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	50	52,264
2.88%, 06/15/24 (Call 05/15/24)	250	269,698
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	545	588,665
4.15%, 05/15/48 (Call 11/15/47)	199	248,764
4.50%, 08/15/40	46	57,656
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	56	60,397
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	28	33,052
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	133	165,536
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	263	293,782
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	13	13,529

Security	Par (000)	Value

Electric (continued)
3.25%, 06/15/27 (Call 03/15/27)	$211	$233,927
3.40%, 02/01/28 (Call 11/01/27)	137	152,877
3.55%, 06/15/24 (Call 03/15/24)	332	362,624
3.75%, 11/15/25 (Call 08/15/25)(a)	161	182,469
3.80%, 02/01/38 (Call 08/01/37)	226	258,725
4.00%, 02/01/48 (Call 08/01/47)	221	256,077
4.05%, 12/01/23 (Call 09/01/23)	184	201,570
6.00%, 10/15/39	136	191,716
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	48	50,909
3.65%, 02/01/50 (Call 08/01/49)(a)	190	201,630
4.00%, 04/01/47 (Call 10/01/46)	100	109,079
4.05%, 03/15/42 (Call 09/15/41)	53	58,536
4.50%, 09/01/40 (Call 03/01/40)	18	20,784
4.65%, 10/01/43 (Call 04/01/43)	322	377,014
5.50%, 03/15/40	36	45,365
5.63%, 02/01/36	37	45,787
6.00%, 01/15/34	62	83,305
6.05%, 03/15/39	199	262,783
6.65%, 04/01/29(a)	41	50,196
Series 05-E, 5.35%, 07/15/35	26	33,929
Series 06-E, 5.55%, 01/15/37	5	6,297
Series 08-A, 5.95%, 02/01/38	18	23,524
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	55	59,025
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,567
Series B, 3.65%, 03/01/28 (Call 12/01/27)	5	5,598
Series B, 4.88%, 03/01/49 (Call 09/01/48)	168	204,090
Series C, 3.60%, 02/01/45 (Call 08/01/44)	118	121,371
Series C, 4.13%, 03/01/48 (Call 09/01/47)	78	86,176
Series E, 3.70%, 08/01/25 (Call 06/01/25)	25	27,834

		38,185,789

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 5.25%, 11/15/39	10	13,777

Electronics — 1.0%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	103	111,570
3.05%, 09/22/26 (Call 06/22/26)	126	139,357
3.20%, 10/01/22 (Call 07/01/22)	638	669,504
3.88%, 07/15/23 (Call 04/15/23)	154	167,158
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	18	19,633
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	150	159,264
3.55%, 10/01/27 (Call 07/01/27)	30	32,537
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	62	65,293
2.80%, 02/15/30 (Call 11/15/29)	60	66,025
3.20%, 04/01/24 (Call 02/01/24)	5	5,393
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	25	27,362
4.00%, 04/01/25 (Call 01/01/25)	5	5,432
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	46	51,250
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	98	110,026
4.88%, 06/15/29 (Call 03/15/29)	113	129,506
4.88%, 05/12/30 (Call 02/12/30)	28	31,957
5.00%, 02/15/23	104	113,635
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	20	22,132
4.30%, 06/15/46 (Call 12/15/45)	36	43,140

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	$126	$128,156
2.30%, 08/15/24 (Call 07/15/24)	219	233,774
2.50%, 11/01/26 (Call 08/01/26)	640	704,710
2.70%, 08/15/29 (Call 05/15/29)	79	88,599
3.35%, 12/01/23(a)	40	43,708
3.81%, 11/21/47 (Call 05/21/47)	41	52,239
5.38%, 03/01/41	23	33,326
5.70%, 03/15/36	23	32,716
5.70%, 03/15/37(a)	18	25,877
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	5	5,254
3.35%, 03/01/26 (Call 12/01/25)	5	5,379
3.50%, 02/15/28 (Call 11/15/27)	5	5,408
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	39	41,772
3.95%, 01/12/28 (Call 10/12/27)	10	11,001
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	64	70,108
4.55%, 10/30/24 (Call 07/30/24)	154	174,115
4.60%, 04/06/27 (Call 01/06/27)	268	315,733
Legrand France SA, 8.50%, 02/15/25	85	112,904
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	40	44,327
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	49	51,952
2.95%, 09/15/29 (Call 06/15/29)	6	6,607
3.65%, 09/15/23 (Call 08/15/23)	387	421,524
3.80%, 12/15/26 (Call 09/15/26)	102	118,202
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	144	154,646
4.75%, 12/01/24 (Call 09/01/24)	46	50,803
4.90%, 06/15/28 (Call 03/15/28)	74	88,413
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	142	154,104
3.45%, 08/01/24 (Call 05/01/24)	15	16,314
3.70%, 02/15/26 (Call 11/15/25)	89	100,174
7.13%, 10/01/37	51	77,209

		5,339,228

Environmental Control — 0.1%
Republic Services Inc., 3.05%, 03/01/50 (Call 09/01/49)	5	5,307
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	5	5,395
3.50%, 05/01/29 (Call 02/01/29)	130	148,648
4.25%, 12/01/28 (Call 09/01/28)	10	12,046
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	19	20,849
4.15%, 07/15/49 (Call 01/15/49)	123	154,315

		346,560

Food — 2.1%
Ahold Finance USA LLC, 6.88%, 05/01/29	13	18,311
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	59	61,503
2.50%, 08/02/22	428	443,215
3.13%, 04/24/50 (Call 10/24/49)	81	81,940
3.30%, 03/19/25 (Call 12/19/24)	90	98,086
3.65%, 03/15/23 (Call 02/15/23)	35	37,439
3.95%, 03/15/25 (Call 01/15/25)	307	345,605
4.15%, 03/15/28 (Call 12/15/27)	378	440,914
4.80%, 03/15/48 (Call 09/15/47)	62	80,428

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	$168	$188,000
4.60%, 11/01/25 (Call 09/01/25)	95	110,536
4.85%, 11/01/28 (Call 08/01/28)	53	64,941
5.30%, 11/01/38 (Call 05/01/38)	99	128,296
5.40%, 11/01/48 (Call 05/01/48)	146	201,407
7.00%, 10/01/28	133	179,734
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	175	182,490
2.88%, 04/15/30 (Call 01/15/30)	113	124,550
3.15%, 12/15/21 (Call 09/15/21)	113	116,076
3.20%, 02/10/27 (Call 11/10/26)(a)	274	308,223
3.65%, 02/15/24 (Call 11/15/23)	120	131,369
3.70%, 10/17/23 (Call 09/17/23)	307	336,368
4.00%, 04/17/25 (Call 02/17/25)	266	303,636
4.15%, 02/15/43 (Call 08/15/42)	68	84,531
4.20%, 04/17/28 (Call 01/17/28)	124	147,223
4.70%, 04/17/48 (Call 10/17/47)	63	86,212
5.40%, 06/15/40	51	70,417
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	10	10,592
2.45%, 11/15/29 (Call 08/15/29)	5	5,453
3.13%, 11/15/49 (Call 05/15/49)	157	173,783
3.38%, 08/15/46 (Call 02/15/46)	5	5,673
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	186	202,413
3.20%, 10/01/26 (Call 07/01/26)	10	11,029
3.90%, 06/01/50 (Call 12/01/49)	35	39,843
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	15	15,691
3.38%, 12/15/27 (Call 09/15/27)	33	36,845
3.50%, 03/15/25	10	11,255
3.55%, 03/15/50 (Call 09/15/49)	25	27,095
4.25%, 03/15/35	171	205,116
4.38%, 03/15/45	22	26,461
Kellogg Co.
2.65%, 12/01/23	579	615,159
3.13%, 05/17/22	185	192,973
3.25%, 04/01/26	138	155,290
3.40%, 11/15/27 (Call 08/15/27)	242	272,519
4.30%, 05/15/28 (Call 02/15/28)	69	81,686
4.50%, 04/01/46	246	312,811
Series B, 7.45%, 04/01/31	153	224,264
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	68	95,541
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	20	20,955
2.65%, 10/15/26 (Call 07/15/26)	96	104,929
3.50%, 02/01/26 (Call 11/01/25)	111	125,295
3.70%, 08/01/27 (Call 05/01/27)	22	25,459
3.88%, 10/15/46 (Call 04/15/46)	40	45,673
4.00%, 02/01/24 (Call 11/01/23)	69	76,018
4.45%, 02/01/47 (Call 08/01/46)	69	85,273
4.50%, 01/15/29 (Call 10/15/28)	65	79,962
4.65%, 01/15/48 (Call 07/15/47)	53	67,441
5.00%, 04/15/42 (Call 10/15/41)	17	21,403
5.15%, 08/01/43 (Call 02/01/43)	142	184,016
5.40%, 07/15/40 (Call 01/15/40)	41	52,792
5.40%, 01/15/49 (Call 07/15/48)	150	206,068
6.90%, 04/15/38	191	279,599
7.50%, 04/01/31	93	136,053

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc.
3.40%, 08/15/27 (Call 05/15/27)	$67	$75,689
4.20%, 08/15/47 (Call 02/15/47)	73	92,459
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	20	21,536
2.70%, 08/15/22 (Call 07/15/22)	146	151,955
3.15%, 08/15/24 (Call 06/15/24)	108	117,901
Mondelez International Inc.
2.75%, 04/13/30 (Call 01/13/30)	60	65,657
3.63%, 05/07/23 (Call 04/07/23)	130	140,416
3.63%, 02/13/26 (Call 12/13/25)(a)	61	69,746
4.13%, 05/07/28 (Call 02/07/28)(a)	8	9,520
4.63%, 05/07/48 (Call 11/07/47)	75	100,226
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	5,016
3.25%, 07/15/27 (Call 04/15/27)	140	150,676
3.30%, 07/15/26 (Call 04/15/26)	116	125,879
3.30%, 02/15/50 (Call 08/15/49)	140	129,644
3.55%, 03/15/25 (Call 01/15/25)	92	100,358
3.75%, 10/01/25 (Call 07/01/25)	48	52,962
4.45%, 03/15/48 (Call 09/15/47)	50	54,242
4.50%, 04/01/46 (Call 10/01/45)	116	123,555
4.85%, 10/01/45 (Call 04/01/45)	152	169,512
5.65%, 04/01/25 (Call 03/01/25)	72	85,180
5.95%, 04/01/30 (Call 01/01/30)	79	99,811
6.60%, 04/01/40 (Call 10/01/39)	110	146,305
6.60%, 04/01/50 (Call 10/01/49)	60	82,577
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	14	15,860
4.00%, 03/01/26 (Call 01/01/26)	10	11,496
4.55%, 06/02/47 (Call 12/02/46)	26	32,820
4.88%, 08/15/34 (Call 02/15/34)	5	6,514
5.10%, 09/28/48 (Call 03/28/48)	78	106,995
5.15%, 08/15/44 (Call 02/15/44)	18	23,724

		10,972,109

Forest Products & Paper — 0.3%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	103	114,569
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	75	82,460
3.65%, 06/15/24 (Call 03/15/24)	184	203,322
3.80%, 01/15/26 (Call 10/15/25)	115	131,303
4.35%, 08/15/48 (Call 02/15/48)(a)	79	94,923
4.40%, 08/15/47 (Call 02/15/47)	112	134,994
4.80%, 06/15/44 (Call 12/15/43)	114	139,462
5.00%, 09/15/35 (Call 03/15/35)	125	161,211
5.15%, 05/15/46 (Call 11/15/45)	81	103,712
6.00%, 11/15/41 (Call 05/15/41)	65	87,747
7.30%, 11/15/39	38	55,204
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	200	226,902

		1,535,809

Gas — 0.6%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	141	161,338
4.13%, 10/15/44 (Call 04/15/44)	73	90,991
4.13%, 03/15/49 (Call 09/15/48)	95	119,186
5.50%, 06/15/41 (Call 12/15/40)	144	200,700
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	56	64,476
5.85%, 01/15/41 (Call 07/15/40)	20	26,976

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	$28	$28,488
4.75%, 09/01/28 (Call 06/01/28)	134	139,991
5.20%, 07/15/25 (Call 04/15/25)	183	202,574
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	80	83,277
3.61%, 02/01/24 (Call 11/01/23)	117	128,094
4.50%, 11/01/48 (Call 05/01/48)	30	38,343
4.66%, 02/01/44 (Call 08/01/43)	59	75,700
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	128	139,834
3.20%, 06/15/25 (Call 03/15/25)	238	264,439
3.75%, 09/15/42 (Call 03/15/42)	133	156,365
5.13%, 11/15/40	5	6,653
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	143	155,593
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	55	69,198
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	63	82,453
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	175	220,969
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	15	16,380
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	231	255,534
4.15%, 06/01/49 (Call 12/01/48)	44	52,404
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	5	5,661
Series K, 3.80%, 09/15/46 (Call 03/15/46)	316	359,270

		3,144,887

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	44	47,725
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	20	24,415
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	25	27,700
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	10	10,708
3.40%, 03/01/26 (Call 01/01/26)	20	22,704
4.25%, 11/15/28 (Call 08/15/28)	36	43,541
5.20%, 09/01/40	68	92,758

		269,551

Health Care - Products — 1.0%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	150	164,597
3.75%, 11/30/26 (Call 08/30/26)	368	430,361
4.75%, 11/30/36 (Call 05/30/36)	239	322,848
4.75%, 04/15/43 (Call 10/15/42)	232	320,248
4.90%, 11/30/46 (Call 05/30/46)	323	462,526
5.30%, 05/27/40	78	115,247
6.00%, 04/01/39	8	12,440
6.15%, 11/30/37	55	86,538
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	40	43,868
3.50%, 08/15/46 (Call 02/15/46)	33	37,452
3.75%, 10/01/25 (Call 09/01/25)(b)	40	45,754
3.95%, 04/01/30 (Call 01/01/30)(b)	173	208,129
Boston Scientific Corp.
3.75%, 03/01/26 (Call 01/01/26)	161	184,363
4.00%, 03/01/28 (Call 12/01/27)	5	5,883
4.00%, 03/01/29 (Call 12/01/28)	15	17,511
4.70%, 03/01/49 (Call 09/01/48)	147	195,347
7.38%, 01/15/40	65	103,999
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	43	55,417
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	165	178,829

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	$34	$37,029
3.25%, 11/15/39 (Call 05/15/39)	12	13,485
3.40%, 11/15/49 (Call 05/15/49)	41	47,702
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	290	349,705
Koninklijke Philips NV
5.00%, 03/15/42	41	53,719
6.88%, 03/11/38	135	204,917
Medtronic Inc.
3.50%, 03/15/25	119	133,949
3.63%, 03/15/24 (Call 12/15/23)	5	5,490
4.38%, 03/15/35	172	227,393
4.63%, 03/15/45	338	465,774
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	15	17,911
4.38%, 05/15/44 (Call 11/15/43)	65	81,180
4.63%, 03/15/46 (Call 09/15/45)	26	34,072
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	5	5,423
2.95%, 09/19/26 (Call 06/19/26)(a)	68	75,989
3.20%, 08/15/27 (Call 05/15/27)	34	38,301
3.65%, 12/15/25 (Call 09/15/25)	39	44,273
4.10%, 08/15/47 (Call 02/15/47)	93	119,024
4.13%, 03/25/25 (Call 02/25/25)	121	138,881
4.50%, 03/25/30 (Call 12/25/29)	80	99,775
5.30%, 02/01/44 (Call 08/01/43)	156	219,559
Zimmer Biomet Holdings Inc.
3.55%, 03/20/30 (Call 12/20/29)	15	16,761
4.45%, 08/15/45 (Call 02/15/45)	30	33,419

		5,455,088

Health Care - Services — 1.8%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	50	55,063
3.88%, 08/15/47 (Call 02/15/47)	229	266,235
4.13%, 11/15/42 (Call 05/15/42)	97	111,432
4.50%, 05/15/42 (Call 11/15/41)	33	39,287
4.75%, 03/15/44 (Call 09/15/43)	118	148,144
6.63%, 06/15/36	26	36,970
6.75%, 12/15/37	119	170,968
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	40	42,683
2.88%, 09/15/29 (Call 06/15/29)	36	39,322
3.65%, 12/01/27 (Call 09/01/27)(a)	80	91,702
3.70%, 09/15/49 (Call 03/15/49)(a)	203	233,143
4.10%, 03/01/28 (Call 12/01/27)	29	34,009
4.38%, 12/01/47 (Call 06/01/47)	150	187,545
4.55%, 03/01/48 (Call 09/01/47)	101	129,642
4.63%, 05/15/42	83	104,893
4.65%, 01/15/43	74	94,239
4.65%, 08/15/44 (Call 02/15/44)	168	213,819
5.10%, 01/15/44	136	183,418
5.85%, 01/15/36	22	29,915
6.38%, 06/15/37	33	46,655
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	182	209,298
4.50%, 02/15/27 (Call 08/15/26)	173	197,230
4.75%, 05/01/23	244	268,134
5.00%, 03/15/24	183	206,849
5.13%, 06/15/39 (Call 12/15/38)	93	115,375
5.25%, 04/15/25	117	136,450

Security	Par (000)	Value

Health Care - Services (continued)
5.25%, 06/15/26 (Call 12/15/25)	$385	$454,227
5.25%, 06/15/49 (Call 12/15/48)	136	170,744
5.50%, 06/15/47 (Call 12/15/46)	360	456,631
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	117	129,710
3.85%, 10/01/24 (Call 07/01/24)	128	141,777
3.95%, 03/15/27 (Call 12/15/26)	250	287,507
3.95%, 08/15/49 (Call 02/15/49)	13	15,673
4.50%, 04/01/25 (Call 03/01/25)	85	98,202
4.63%, 12/01/42 (Call 06/01/42)	72	90,967
4.80%, 03/15/47 (Call 09/15/46)(a)	91	121,102
4.88%, 04/01/30 (Call 01/01/30)	124	155,706
4.95%, 10/01/44 (Call 04/01/44)	131	175,526
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	76	80,747
2.95%, 12/01/29 (Call 09/01/29)	25	27,374
3.25%, 09/01/24 (Call 07/01/24)	100	109,673
3.60%, 02/01/25 (Call 11/01/24)	177	197,495
3.60%, 09/01/27 (Call 06/01/27)(a)	62	70,502
4.70%, 02/01/45 (Call 08/01/44)	45	57,493
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	30	32,375
Series H, 2.75%, 10/01/26	50	54,739
Series I, 3.74%, 10/01/47	65	74,094
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	57	61,679
2.95%, 06/30/30 (Call 03/30/30)	167	182,247
3.45%, 06/01/26 (Call 03/01/26)	311	352,117
4.20%, 06/30/29 (Call 03/30/29)	183	217,856
4.25%, 04/01/24 (Call 01/01/24)	20	22,221
4.70%, 03/30/45 (Call 09/30/44)	195	241,683
UnitedHealth Group Inc.
2.88%, 08/15/29	30	33,633
2.90%, 05/15/50 (Call 11/15/49)	62	65,959
2.95%, 10/15/27	68	76,224
3.10%, 03/15/26	20	22,480
3.13%, 05/15/60 (Call 11/15/59)	5	5,476
3.38%, 04/15/27	117	133,888
3.45%, 01/15/27	73	83,535
3.50%, 08/15/39 (Call 02/15/39)	25	29,078
3.70%, 12/15/25	22	25,284
3.70%, 08/15/49 (Call 02/15/49)	113	137,377
3.75%, 07/15/25	155	177,273
3.75%, 10/15/47 (Call 04/15/47)	8	9,624
3.85%, 06/15/28	50	59,171
3.88%, 12/15/28	60	71,634
3.88%, 08/15/59 (Call 02/15/59)	86	107,270
4.20%, 01/15/47 (Call 07/15/46)	60	75,762
4.25%, 03/15/43 (Call 09/15/42)	29	36,929
4.25%, 04/15/47 (Call 10/15/46)	81	104,681
4.25%, 06/15/48 (Call 12/15/47)	98	126,854
4.38%, 03/15/42 (Call 09/15/41)	15	19,058
4.45%, 12/15/48 (Call 06/15/48)	50	66,653
4.63%, 07/15/35	55	72,769
4.63%, 11/15/41 (Call 05/15/41)	40	53,075
4.75%, 07/15/45	158	215,185
5.70%, 10/15/40 (Call 04/15/40)	23	33,720
5.80%, 03/15/36	45	65,137
6.50%, 06/15/37	46	71,650
6.63%, 11/15/37(a)	86	135,933

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 02/15/38	$105	$169,344

		9,757,143

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	24	25,293
4.40%, 03/15/29 (Call 12/15/28)	43	47,255
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	87	103,261
4.75%, 02/26/29 (Call 11/26/28)	10	12,249

		188,058

Household Products & Wares — 0.5%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	21	22,319
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	67	73,821
3.95%, 08/01/47 (Call 02/01/47)	20	23,799
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	294	307,818
3.10%, 10/01/27 (Call 07/01/27)	214	240,943
3.90%, 05/15/28 (Call 02/15/28)	40	47,387
Kimberly-Clark Corp.
2.40%, 03/01/22	117	120,516
2.40%, 06/01/23	123	129,547
2.75%, 02/15/26	48	52,950
2.88%, 02/07/50 (Call 08/07/49)	152	166,980
3.05%, 08/15/25	290	322,526
3.10%, 03/26/30 (Call 12/26/29)	98	112,264
3.20%, 04/25/29 (Call 01/25/29)	213	244,579
3.20%, 07/30/46 (Call 01/30/46)(a)	231	269,436
3.90%, 05/04/47 (Call 11/04/46)	48	61,029
3.95%, 11/01/28 (Call 08/01/28)	56	67,338
5.30%, 03/01/41	73	104,075
6.63%, 08/01/37	49	78,620

		2,445,947

Insurance — 3.1%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	250	273,857
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	70	77,634
3.25%, 03/17/25	20	22,290
3.60%, 04/01/30 (Call 01/01/30)	47	55,112
3.63%, 11/15/24	65	73,371
4.75%, 01/15/49 (Call 07/15/48)	61	79,440
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	35	40,338
3.85%, 08/10/49 (Call 02/10/49)	30	36,289
4.20%, 12/15/46 (Call 06/15/46)	8	10,066
4.50%, 06/15/43	81	103,640
5.35%, 06/01/33	66	90,650
5.95%, 04/01/36	90	128,609
6.50%, 05/15/57 (Call 05/15/37)(c)	68	86,935
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	230	247,004
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	5	5,464
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	85	92,091
4.50%, 06/15/47 (Call 12/15/46)	20	21,974
5.25%, 04/02/30 (Call 01/02/30)	21	25,472
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	153	177,941
3.90%, 04/01/26 (Call 01/01/26)	77	88,075

Security	Par (000)	Value

Insurance (continued)
4.20%, 04/01/28 (Call 01/01/28)	$15	$17,471
4.25%, 03/15/29 (Call 12/15/28)(a)	5	5,888
4.38%, 06/30/50 (Call 12/30/49)	90	106,064
4.38%, 01/15/55 (Call 07/15/54)	57	66,762
4.50%, 07/16/44 (Call 01/16/44)	121	141,823
4.70%, 07/10/35 (Call 01/10/35)	49	61,118
4.75%, 04/01/48 (Call 10/01/47)	8	9,796
4.80%, 07/10/45 (Call 01/10/45)	54	65,622
8.18%, 05/15/58 (Call 05/15/38)(c)	130	181,965
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	69	79,974
4.50%, 12/15/28 (Call 09/15/28)	5	6,071
6.25%, 09/30/40	106	156,185
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	30	32,937
3.88%, 12/15/25 (Call 09/15/25)	69	79,180
4.60%, 06/14/44 (Call 03/14/44)	22	28,145
4.75%, 05/15/45 (Call 11/15/44)	38	49,761
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	6	6,956
5.03%, 12/15/46 (Call 06/15/46)	33	42,426
Arch Capital Group Ltd., 7.35%, 05/01/34	45	68,426
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	35	45,260
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	15	15,556
4.90%, 03/27/28 (Call 12/27/27)	23	25,627
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	5	5,453
6.15%, 04/03/30 (Call 01/03/30)	55	66,421
AXA SA, 8.60%, 12/15/30	525	796,640
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	15	16,531
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	99	103,076
4.20%, 08/15/48 (Call 02/15/48)	192	243,333
4.25%, 01/15/49 (Call 07/15/48)	203	263,703
4.30%, 05/15/43	67	86,865
4.40%, 05/15/42	103	134,354
5.75%, 01/15/40	232	357,034
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	160	179,242
4.50%, 02/11/43	106	142,161
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	99	95,386
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	5	5,553
Cincinnati Financial Corp., 6.92%, 05/15/28	5	6,628
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	34	37,596
3.90%, 05/01/29 (Call 02/01/29)	32	36,576
4.50%, 03/01/26 (Call 12/01/25)	5	5,879
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	5	5,821
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	30	33,353
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	207	236,516
5.00%, 04/20/48 (Call 10/20/47)	8	9,536
7.00%, 04/01/28	41	51,817
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	10	11,340
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	25	26,770
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	20	23,770

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	$60	$67,424
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	60	65,057
3.60%, 08/19/49 (Call 02/19/49)	89	99,938
4.30%, 04/15/43	12	14,172
4.40%, 03/15/48 (Call 09/15/47)	40	49,298
5.95%, 10/15/36	70	96,184
6.10%, 10/01/41	63	89,789
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	22	23,807
3.35%, 03/09/25	15	16,429
3.40%, 01/15/31 (Call 10/15/30)	30	33,653
3.80%, 03/01/28 (Call 12/01/27)	36	40,914
4.35%, 03/01/48 (Call 09/01/47)	38	44,440
6.30%, 10/09/37	45	59,640
7.00%, 06/15/40	96	140,884
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	50	57,095
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)	180	192,847
4.15%, 03/04/26(a)	41	48,530
5.38%, 03/04/46	8	10,956
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	5	5,465
4.15%, 09/17/50 (Call 03/17/50)	5	5,914
4.30%, 11/01/47 (Call 05/01/47)	10	11,974
5.00%, 04/05/46	30	39,228
5.00%, 05/20/49 (Call 11/20/48)	15	19,756
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	145	152,530
2.75%, 01/30/22 (Call 12/30/21)	23	23,700
3.30%, 03/14/23 (Call 01/14/23)	51	54,186
3.50%, 06/03/24 (Call 03/03/24)	61	66,884
3.50%, 03/10/25 (Call 12/10/24)	95	105,407
3.75%, 03/14/26 (Call 12/14/25)	222	254,969
3.88%, 03/15/24 (Call 02/15/24)	439	486,926
4.20%, 03/01/48 (Call 09/01/47)	18	23,187
4.35%, 01/30/47 (Call 07/30/46)	91	118,527
4.38%, 03/15/29 (Call 12/15/28)	656	798,588
4.90%, 03/15/49 (Call 09/15/48)	118	166,282
5.88%, 08/01/33	60	85,040
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,436
MetLife Inc.
3.00%, 03/01/25	5	5,543
4.05%, 03/01/45	76	92,501
4.13%, 08/13/42	26	31,921
4.55%, 03/23/30 (Call 12/23/29)(a)	46	57,966
4.60%, 05/13/46 (Call 11/13/45)	23	30,431
4.72%, 12/15/44	75	98,266
4.88%, 11/13/43	67	89,952
6.40%, 12/15/36 (Call 12/15/31)	135	168,576
10.75%, 08/01/39 (Call 08/01/34)	25	40,956
Munich Re America Corp., Series B, 7.45%, 12/15/26	25	34,188
Nationwide Financial Services Inc., 6.75%, 05/15/37	28	33,064
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	81	90,491
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	25	27,798
4.30%, 11/15/46 (Call 05/15/46)	82	100,511
4.35%, 05/15/43	108	130,711
4.63%, 09/15/42	80	99,412

Security	Par (000)	Value

Insurance (continued)
6.05%, 10/15/36	$13	$18,219
Progressive Corp. (The)
2.45%, 01/15/27(a)	5	5,433
3.70%, 01/26/45	15	18,046
3.95%, 03/26/50 (Call 09/26/49)	61	78,553
4.00%, 03/01/29 (Call 12/01/28)	14	16,867
4.13%, 04/15/47 (Call 10/15/46)	70	91,447
4.20%, 03/15/48 (Call 09/15/47)	52	67,982
4.35%, 04/25/44	37	48,097
6.63%, 03/01/29	5	6,858
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	55	57,502
2.10%, 03/10/30 (Call 12/10/29)(a)	69	72,880
3.50%, 05/15/24	25	27,787
3.70%, 03/13/51 (Call 09/13/50)(a)	43	48,292
3.88%, 03/27/28 (Call 12/27/27)(a)	100	117,619
3.91%, 12/07/47 (Call 06/07/47)(a)	87	99,505
3.94%, 12/07/49 (Call 06/07/49)	73	83,492
4.35%, 02/25/50 (Call 08/25/49)(a)	141	171,477
4.42%, 03/27/48 (Call 09/27/47)	25	30,336
4.50%, 09/15/47 (Call 09/15/27)(c)	168	179,337
4.60%, 05/15/44	61	75,675
5.20%, 03/15/44 (Call 03/15/24)(c)	113	119,811
5.38%, 05/15/45 (Call 05/15/25)(c)	135	147,400
5.63%, 06/15/43 (Call 06/15/23)(c)	168	180,215
5.70%, 12/14/36	8	11,502
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	363	419,276
5.88%, 09/15/42 (Call 09/15/22)(c)	66	70,432
6.63%, 12/01/37	23	34,457
6.63%, 06/21/40	85	129,605
Series B, 5.75%, 07/15/33(a)	191	262,512
Prudential PLC, 3.13%, 04/14/30	24	26,541
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	36	40,841
3.95%, 09/15/26 (Call 06/15/26)	5	5,572
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	5	5,627
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	18,341
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	59	75,633
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	134	132,842
3.75%, 05/15/46 (Call 11/15/45)	207	247,781
4.00%, 05/30/47 (Call 11/30/46)	76	94,397
4.05%, 03/07/48 (Call 09/07/47)	26	32,566
4.10%, 03/04/49 (Call 09/04/48)(a)	18	22,745
4.30%, 08/25/45 (Call 02/25/45)	38	48,500
4.60%, 08/01/43	145	190,623
5.35%, 11/01/40	166	233,690
6.25%, 06/15/37	38	57,780
6.75%, 06/20/36	91	140,964
Travelers Property Casualty Corp., 6.38%, 03/15/33	8	11,869
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	51	59,039
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	16,397
4.50%, 12/15/49 (Call 06/15/49)	60	60,005
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	24	25,849
3.65%, 06/15/26	15	16,991
4.70%, 01/23/48 (Call 01/23/28)(c)	171	171,737

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.80%, 06/15/46	$133	$163,960
5.70%, 07/15/43	28	36,940
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	120	130,038
3.60%, 05/15/24 (Call 03/15/24)	86	94,113
3.88%, 09/15/49 (Call 03/15/49)	28	32,475
4.50%, 09/15/28 (Call 06/15/28)	78	93,017
5.05%, 09/15/48 (Call 03/15/48)	102	136,326
WR Berkley Corp., 4.75%, 08/01/44	15	18,693
XLIT Ltd.
4.45%, 03/31/25	42	47,238
5.25%, 12/15/43	10	13,709
5.50%, 03/31/45	385	527,084

		16,438,499

Internet — 0.7%
Alibaba Group Holding Ltd.
4.20%, 12/06/47 (Call 06/06/47)	10	12,894
4.50%, 11/28/34 (Call 05/28/34)	25	31,599
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)	205	204,455
2.00%, 08/15/26 (Call 05/15/26)	651	699,513
2.05%, 08/15/50 (Call 02/15/50)	200	190,138
3.38%, 02/25/24	342	377,318
Amazon.com Inc.
2.70%, 06/03/60 (Call 12/03/59)	264	272,142
2.80%, 08/22/24 (Call 06/22/24)	10	10,888
3.15%, 08/22/27 (Call 05/22/27)	186	212,825
3.80%, 12/05/24 (Call 09/05/24)	68	76,994
3.88%, 08/22/37 (Call 02/22/37)	10	12,534
4.05%, 08/22/47 (Call 02/22/47)	217	281,766
4.25%, 08/22/57 (Call 02/22/57)	122	165,688
4.80%, 12/05/34 (Call 06/05/34)	95	130,909
4.95%, 12/05/44 (Call 06/05/44)	79	113,482
5.20%, 12/03/25 (Call 09/03/25)	10	12,276
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	25	28,073
3.65%, 03/15/25 (Call 12/15/24)	72	79,991
4.10%, 04/13/25 (Call 03/13/25)	15	17,045
4.50%, 04/13/27 (Call 02/13/27)	20	23,557
4.63%, 04/13/30 (Call 01/13/30)	109	131,760
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	14	15,680
4.50%, 06/20/28 (Call 03/20/28)	56	65,625
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	47	49,310
2.70%, 03/11/30 (Call 12/11/29)	14	14,945
3.45%, 08/01/24 (Call 05/01/24)	33	36,299
3.60%, 06/05/27 (Call 03/05/27)	58	65,553
4.00%, 07/15/42 (Call 01/15/42)	83	92,494
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	109	108,194
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	5,654
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)(a)	5	5,588
3.30%, 04/01/27 (Call 01/01/27)	14	15,845

		3,561,034

Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	87	101,403
4.40%, 05/01/48 (Call 11/01/47)	13	16,533

Security	Par (000)	Value

Iron & Steel (continued)
5.20%, 08/01/43 (Call 02/01/43)	$121	$161,500
6.40%, 12/01/37	83	119,827
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	23	24,794
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	10	10,601
3.45%, 04/15/30 (Call 01/15/30)	24	26,395
4.13%, 09/15/25 (Call 10/01/20)	133	135,990

		597,043

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	22	23,499
4.63%, 07/28/45 (Call 01/28/45)	130	143,246

		166,745

Lodging — 1.0%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	5	5,232
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	29	29,441
3.50%, 08/18/26 (Call 06/18/26)	92	93,869
3.90%, 08/08/29 (Call 05/08/29)	60	60,593
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	20	20,715
3.75%, 03/15/25 (Call 12/15/24)	105	108,661
3.75%, 10/01/25 (Call 07/01/25)	15	15,442
4.63%, 06/15/30 (Call 03/15/30)	35	38,313
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	20	21,245
Series R, 3.13%, 06/15/26 (Call 03/15/26)	161	161,370
Series X, 4.00%, 04/15/28 (Call 01/15/28)	60	61,365
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	60	63,525
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)(a)(b)	250	269,230
4.60%, 08/08/23 (Call 07/08/23)	410	438,516
5.13%, 08/08/25 (Call 06/08/25)	215	237,377
5.40%, 08/08/28 (Call 05/08/28)(a)	3,300	3,727,317

		5,352,211

Machinery — 1.8%
ABB Finance USA Inc.
2.88%, 05/08/22	309	321,422
3.80%, 04/03/28 (Call 01/03/28)	93	110,022
4.38%, 05/08/42	99	127,648
Caterpillar Financial Services Corp.
2.15%, 11/08/24	82	87,253
2.40%, 06/06/22	142	147,156
2.40%, 08/09/26	15	16,281
2.55%, 11/29/22	128	134,141
2.63%, 03/01/23	135	142,356
2.85%, 06/01/22	128	133,577
2.85%, 05/17/24	17	18,382
3.25%, 12/01/24	201	222,280
3.30%, 06/09/24	173	190,148
3.45%, 05/15/23	262	283,636
3.65%, 12/07/23	461	508,331
3.75%, 11/24/23	165	182,449
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	106	109,733
2.60%, 09/19/29 (Call 06/19/29)(a)	41	45,094
2.60%, 04/09/30 (Call 01/09/30)	106	116,456
3.25%, 09/19/49 (Call 03/19/49)	60	68,010

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.25%, 04/09/50 (Call 10/09/49)	$34	$38,624
3.40%, 05/15/24 (Call 02/15/24)	357	392,100
3.80%, 08/15/42	104	126,816
4.30%, 05/15/44 (Call 11/15/43)	26	33,342
4.75%, 05/15/64 (Call 11/15/63)	18	25,305
5.20%, 05/27/41	31	43,108
5.30%, 09/15/35	104	143,437
6.05%, 08/15/36	318	459,745
CNH Industrial Capital LLC
3.88%, 10/15/21	5	5,132
4.20%, 01/15/24	82	88,542
4.38%, 04/05/22	480	503,938
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	383	415,057
4.50%, 08/15/23	397	426,588
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	20,861
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	82	89,688
2.88%, 09/07/49 (Call 03/07/49)(a)	23	24,817
3.10%, 04/15/30 (Call 01/15/30)	96	109,723
3.75%, 04/15/50 (Call 10/15/49)	23	28,330
3.90%, 06/09/42 (Call 12/09/41)	51	65,241
7.13%, 03/03/31	20	29,673
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	5	5,438
3.15%, 11/15/25 (Call 08/15/25)	10	11,043
5.38%, 03/01/41 (Call 12/01/40)	75	96,406
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	133	139,357
4.00%, 11/15/23 (Call 08/15/23)	50	52,206
John Deere Capital Corp.
1.75%, 03/09/27	79	82,688
2.05%, 01/09/25	10	10,608
2.25%, 09/14/26	5	5,436
2.60%, 03/07/24	109	116,730
2.65%, 06/24/24	10	10,779
2.65%, 06/10/26	50	55,391
2.70%, 01/06/23	87	91,833
2.80%, 01/27/23	54	57,121
2.80%, 03/06/23	107	113,729
2.80%, 07/18/29	65	72,708
3.05%, 01/06/28	5	5,597
3.35%, 06/12/24	209	230,389
3.45%, 01/10/24	119	130,280
3.45%, 03/13/25	16	18,006
3.45%, 03/07/29	35	40,837
3.65%, 10/12/23	128	140,563
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	20	22,907
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)(b)	40	43,863
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	10	10,840
3.50%, 03/01/29 (Call 12/01/28)	5	5,787
4.20%, 03/01/49 (Call 09/01/48)	18	23,798
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	5	5,290
4.95%, 09/15/28 (Call 06/15/28)	71	81,847
Xylem Inc.
3.25%, 11/01/26 (Call 08/01/26)	509	571,067
4.38%, 11/01/46 (Call 05/01/46)	115	132,501

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	$980	$1,024,580
2.25%, 01/30/31 (Call 10/30/30)	100	105,701

		9,549,768

Manufacturing — 2.6%
3M Co.
2.00%, 06/26/22	2,246	2,314,615
2.00%, 02/14/25 (Call 01/14/25)	1,123	1,191,278
2.25%, 03/15/23 (Call 02/15/23)	258	269,827
2.25%, 09/19/26 (Call 06/19/26)	165	179,073
2.38%, 08/26/29 (Call 05/26/29)	336	362,803
2.88%, 10/15/27 (Call 07/15/27)(a)	26	29,164
3.00%, 08/07/25	942	1,048,050
3.13%, 09/19/46 (Call 03/19/46)	166	181,848
3.25%, 02/14/24 (Call 01/14/24)	408	445,210
3.25%, 08/26/49 (Call 02/26/49)	148	167,817
3.38%, 03/01/29 (Call 12/01/28)	473	544,957
3.63%, 09/14/28 (Call 06/14/28)(a)	15	17,539
3.63%, 10/15/47 (Call 04/15/47)	171	202,083
3.70%, 04/15/50 (Call 10/15/49)	123	149,713
4.00%, 09/14/48 (Call 03/14/48)	145	183,534
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	48	50,910
3.50%, 12/01/24 (Call 10/01/24)	158	172,229
3.75%, 11/15/22 (Call 08/15/22)	15	15,719
3.75%, 12/01/27 (Call 09/01/27)	13	14,706
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	10	11,978
4.00%, 11/02/32	30	36,079
4.15%, 11/02/42	269	335,139
General Electric Co.
3.10%, 01/09/23	462	487,147
3.15%, 09/07/22	80	83,914
3.38%, 03/11/24	213	229,458
3.45%, 05/15/24 (Call 02/13/24)	207	222,606
3.45%, 05/01/27 (Call 03/01/27)	228	240,802
3.63%, 05/01/30 (Call 02/01/30)	154	158,597
4.13%, 10/09/42	185	182,933
4.25%, 05/01/40 (Call 11/01/39)	389	391,774
4.35%, 05/01/50 (Call 11/01/49)	248	251,995
4.50%, 03/11/44	69	71,256
5.55%, 01/05/26	31	36,008
5.88%, 01/14/38	159	184,074
6.15%, 08/07/37	60	70,877
6.75%, 03/15/32	85	106,074
6.88%, 01/10/39	84	106,914
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	80	89,126
3.50%, 03/01/24 (Call 12/01/23)	260	284,188
3.90%, 09/01/42 (Call 03/01/42)(a)	113	141,890
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	61	65,444
3.25%, 03/01/27 (Call 12/01/26)	14	15,490
3.25%, 06/14/29 (Call 03/14/29)	96	108,507
3.30%, 11/21/24 (Call 08/21/24)	57	62,489
3.50%, 09/15/22	200	210,990
4.00%, 06/14/49 (Call 12/14/48)(a)	113	137,722
4.10%, 03/01/47 (Call 09/01/46)	33	39,924
4.20%, 11/21/34 (Call 05/21/34)	31	38,101
4.45%, 11/21/44 (Call 05/21/44)	139	173,708

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
6.25%, 05/15/38	$35	$48,900
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,629
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	83	87,001
3.65%, 03/15/27 (Call 12/15/26)	15	16,305
3.88%, 03/01/25 (Call 12/01/24)	38	41,168
4.00%, 03/15/26 (Call 12/15/25)	5	5,479
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	118	135,429
4.25%, 06/15/23	35	38,684
4.30%, 02/21/48 (Call 08/21/47)	130	155,133
5.75%, 06/15/43	66	91,556
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	197	220,866
3.55%, 11/01/24 (Call 08/01/24)	159	175,824
3.80%, 03/21/29 (Call 12/21/28)	92	107,695
4.50%, 03/21/49 (Call 09/21/48)	105	132,250
4.65%, 11/01/44 (Call 05/01/44)	73	88,187

		13,466,385

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	260	259,025
4.80%, 03/01/50 (Call 09/01/49)	49	55,966
5.13%, 07/01/49 (Call 01/01/49)	43	50,456
5.38%, 04/01/38 (Call 10/01/37)	135	164,272
5.38%, 05/01/47 (Call 11/01/46)	99	118,937
5.75%, 04/01/48 (Call 10/01/47)	156	195,613
6.38%, 10/23/35 (Call 04/23/35)	23	31,894
6.48%, 10/23/45 (Call 04/23/45)	85	114,172
6.83%, 10/23/55 (Call 04/23/55)	31	42,712
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	53,831
2.65%, 02/01/30 (Call 11/01/29)	37	40,416
2.80%, 01/15/51 (Call 07/15/50)	21	21,214
3.15%, 03/01/26 (Call 12/01/25)	88	98,758
3.15%, 02/15/28 (Call 11/15/27)	132	149,674
3.20%, 07/15/36 (Call 01/15/36)	42	46,975
3.25%, 11/01/39 (Call 05/01/39)	69	76,587
3.30%, 02/01/27 (Call 11/01/26)	16	18,090
3.30%, 04/01/27 (Call 02/01/27)	62	70,507
3.38%, 08/15/25 (Call 05/15/25)	105	117,654
3.40%, 04/01/30 (Call 01/01/30)	37	42,738
3.40%, 07/15/46 (Call 01/15/46)	136	151,010
3.45%, 02/01/50 (Call 08/01/49)(a)	123	138,719
3.55%, 05/01/28 (Call 02/01/28)	25	29,049
3.75%, 04/01/40 (Call 10/01/39)	36	42,656
3.90%, 03/01/38 (Call 09/01/37)	62	74,467
3.95%, 10/15/25 (Call 08/15/25)	106	122,337
3.97%, 11/01/47 (Call 05/01/47)	326	392,970
4.00%, 08/15/47 (Call 02/15/47)	116	141,097
4.00%, 03/01/48 (Call 09/01/47)	44	53,189
4.00%, 11/01/49 (Call 05/01/49)	152	184,724
4.05%, 11/01/52 (Call 05/01/52)	117	143,215
4.15%, 10/15/28 (Call 07/15/28)	110	133,169
4.25%, 10/15/30 (Call 07/15/30)	4	4,955
4.25%, 01/15/33	32	39,957
4.40%, 08/15/35 (Call 02/15/35)	43	54,810
4.50%, 01/15/43	46	58,869
4.60%, 10/15/38 (Call 04/15/38)	90	115,742

Security	Par (000)	Value

Media (continued)
4.60%, 08/15/45 (Call 02/15/45)	$104	$135,865
4.65%, 07/15/42	159	206,555
4.70%, 10/15/48 (Call 04/15/48)	302	405,474
4.75%, 03/01/44	145	191,435
4.95%, 10/15/58 (Call 04/15/58)	71	102,495
5.65%, 06/15/35	2	2,861
6.40%, 05/15/38	5	7,597
6.40%, 03/01/40	138	211,891
6.45%, 03/15/37	72	109,318
6.55%, 07/01/39	10	15,613
6.95%, 08/15/37	170	268,462
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	5	5,506
3.95%, 06/15/25 (Call 03/15/25)	31	34,999
3.95%, 03/20/28 (Call 12/20/27)	51	58,044
4.13%, 05/15/29 (Call 02/15/29)	10	11,446
4.65%, 05/15/50 (Call 11/15/49)	225	256,784
4.88%, 04/01/43	132	150,484
4.90%, 03/11/26 (Call 12/11/25)	72	84,517
4.95%, 05/15/42	50	58,247
5.00%, 09/20/37 (Call 03/20/37)	99	117,386
5.20%, 09/20/47 (Call 03/20/47)	108	129,338
5.30%, 05/15/49 (Call 11/15/48)	105	128,489
6.35%, 06/01/40	136	182,906
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	55	62,030
4.71%, 01/25/29 (Call 10/25/28)	10	12,026
5.48%, 01/25/39 (Call 07/25/38)	93	123,073
5.58%, 01/25/49 (Call 07/25/48)	54	73,963
Grupo Televisa SAB, 6.63%, 01/15/40	26	34,531
NBCUniversal Media LLC
4.45%, 01/15/43	172	220,337
5.95%, 04/01/41	43	64,029
6.40%, 04/30/40	20	30,674
TCI Communications Inc., 7.13%, 02/15/28	5	6,955
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	15	16,646
5.50%, 08/15/35	87	112,775
5.65%, 11/23/43 (Call 05/23/43)	103	135,811
5.85%, 04/15/40	91	121,712
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	26	29,039
5.50%, 09/01/41 (Call 03/01/41)	41	50,427
5.88%, 11/15/40 (Call 05/15/40)	105	133,345
6.55%, 05/01/37	36	48,424
6.75%, 06/15/39	36	50,100
7.30%, 07/01/38	73	104,395
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	76	117,547
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	79	83,066
2.95%, 06/15/27(a)	20	22,188
3.00%, 02/13/26	10	11,127
3.15%, 09/17/25	15	16,708
3.70%, 12/01/42	228	260,029
4.13%, 06/01/44	37	45,130
4.38%, 08/16/41	38	46,490
Series B, 7.00%, 03/01/32	3	4,522
Series E, 4.13%, 12/01/41	47	56,260
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	56	60,381

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.70%, 06/01/28 (Call 03/01/28)	$35	$38,549
4.00%, 01/15/26 (Call 10/15/25)	10	11,283
4.20%, 06/01/29 (Call 03/01/29)	10	11,467
4.38%, 03/15/43	166	176,835
4.60%, 01/15/45 (Call 07/15/44)	53	58,033
4.75%, 05/15/25 (Call 04/15/25)	79	91,197
4.85%, 07/01/42 (Call 01/01/42)	33	36,729
4.90%, 08/15/44 (Call 02/15/44)	156	175,661
4.95%, 01/15/31 (Call 10/15/30)	16	19,103
4.95%, 05/19/50 (Call 11/19/49)	15	17,506
5.25%, 04/01/44 (Call 10/01/43)	23	26,682
5.85%, 09/01/43 (Call 03/01/43)	86	106,162
5.90%, 10/15/40 (Call 04/15/40)	15	18,600
6.88%, 04/30/36	185	252,573
7.88%, 07/30/30	61	87,954
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	54	56,258
2.00%, 09/01/29 (Call 06/01/29)	76	78,614
2.75%, 09/01/49 (Call 03/01/49)	109	107,124
3.35%, 03/24/25	86	95,949
3.38%, 11/15/26 (Call 08/15/26)	10	11,322
3.60%, 01/13/51 (Call 07/13/50)	290	331,244
3.70%, 09/15/24 (Call 06/15/24)	25	27,803
3.70%, 10/15/25 (Call 07/15/25)	45	51,178
3.70%, 03/23/27	180	208,112
3.80%, 03/22/30(a)	23	27,268
3.80%, 05/13/60 (Call 11/13/59)	37	43,610
4.63%, 03/23/40 (Call 09/23/39)	100	127,061
4.70%, 03/23/50 (Call 09/23/49)	107	142,405
4.75%, 11/15/46 (Call 05/15/46)	23	29,445
4.95%, 10/15/45 (Call 04/15/45)(a)	72	95,210
5.40%, 10/01/43	21	29,003
6.20%, 12/15/34	220	324,144
6.40%, 12/15/35	65	97,735
6.55%, 03/15/33	5	7,262
6.65%, 11/15/37	20	30,309

		11,729,268

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	28	31,269
3.90%, 01/15/43 (Call 07/15/42)	5	5,740
4.38%, 06/15/45 (Call 12/15/44)	38	47,322
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	5	5,423
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	25	27,458
5.25%, 10/01/54 (Call 04/01/54)	23	24,506

		141,718

Mining — 0.5%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	161	183,775
5.95%, 03/15/24 (Call 12/15/23)	83	95,019
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	147	153,633
2.80%, 10/01/29 (Call 07/01/29)	70	75,983
3.70%, 03/15/23 (Call 12/15/22)	15	15,916
4.88%, 03/15/42 (Call 09/15/41)	164	226,067
5.45%, 06/09/44 (Call 12/09/43)	38	53,547
6.25%, 10/01/39	47	69,613

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc.
5.75%, 06/01/35	$15	$21,915
6.13%, 12/15/33	55	80,398
7.25%, 03/15/31	151	223,421
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	377	427,130
5.20%, 11/02/40	185	263,977
7.13%, 07/15/28	33	46,872
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	151	193,470
4.75%, 03/22/42 (Call 09/22/41)	31	42,271
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	22	21,918
5.40%, 02/01/43 (Call 08/01/42)	233	239,484
6.00%, 08/15/40 (Call 02/15/40)	33	35,764
6.13%, 10/01/35	148	173,722
6.25%, 07/15/41 (Call 01/15/41)	69	77,277

		2,721,172

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	60	65,320

Oil & Gas — 3.1%
BP Capital Markets America Inc.
2.75%, 05/10/23	63	66,876
2.94%, 04/06/23	75	79,642
3.00%, 02/24/50 (Call 08/24/49)	263	259,002
3.02%, 01/16/27 (Call 10/16/26)	59	64,692
3.12%, 05/04/26 (Call 02/04/26)	10	11,083
3.19%, 04/06/25 (Call 03/06/25)	66	72,785
3.22%, 11/28/23 (Call 09/28/23)	21	22,634
3.22%, 04/14/24 (Call 02/14/24)	141	152,465
3.41%, 02/11/26 (Call 12/11/25)	15	16,810
3.54%, 04/06/27 (Call 02/06/27)	54	60,958
3.59%, 04/14/27 (Call 01/14/27)	30	33,841
3.63%, 04/06/30 (Call 01/06/30)	115	132,191
3.79%, 02/06/24 (Call 01/06/24)	23	25,294
3.94%, 09/21/28 (Call 06/21/28)	40	46,887
4.23%, 11/06/28 (Call 08/06/28)	15	17,910
BP Capital Markets PLC
2.75%, 05/10/23(a)	72	75,900
3.28%, 09/19/27 (Call 06/19/27)	37	41,300
3.51%, 03/17/25	117	130,732
3.54%, 11/04/24	34	37,695
3.72%, 11/28/28 (Call 08/28/28)	67	77,261
3.81%, 02/10/24	131	144,477
3.99%, 09/26/23	20	22,056
Burlington Resources LLC
5.95%, 10/15/36	10	13,966
7.20%, 08/15/31	111	160,322
7.40%, 12/01/31	258	380,733
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	94	101,271
2.95%, 05/16/26 (Call 02/16/26)	51	56,817
2.98%, 05/11/40 (Call 11/11/39)	103	111,936
3.08%, 05/11/50 (Call 11/11/49)	151	164,172
3.33%, 11/17/25 (Call 08/17/25)	61	68,826
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	134	138,000
4.38%, 06/01/24 (Call 03/01/24)	87	93,518
4.38%, 03/15/29 (Call 12/15/28)	55	58,255

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	$8	$9,263
4.88%, 10/01/47 (Call 04/01/47)	23	26,577
Conoco Funding Co., 7.25%, 10/15/31	44	65,804
ConocoPhillips
5.90%, 10/15/32	29	40,364
5.90%, 05/15/38	165	232,566
6.50%, 02/01/39	364	549,968
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	83	91,741
4.30%, 11/15/44 (Call 05/15/44)	222	280,484
4.95%, 03/15/26 (Call 12/15/25)	302	363,176
5.95%, 03/15/46 (Call 09/15/45)	118	178,696
6.95%, 04/15/29	155	217,025
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	15	15,471
3.25%, 12/01/26 (Call 10/01/26)	73	75,117
3.50%, 12/01/29 (Call 09/01/29)	31	31,497
Eni USA Inc., 7.30%, 11/15/27	50	63,287
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	41	45,120
3.90%, 04/01/35 (Call 10/01/34)	40	46,893
4.15%, 01/15/26 (Call 10/15/25)	101	117,030
4.38%, 04/15/30 (Call 01/15/30)	148	177,523
4.95%, 04/15/50 (Call 10/15/49)	73	93,360
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	135	142,417
2.28%, 08/16/26 (Call 06/16/26)	56	60,630
2.44%, 08/16/29 (Call 05/16/29)	17	18,373
2.61%, 10/15/30 (Call 07/15/30)	29	31,618
2.71%, 03/06/25 (Call 12/06/24)	95	103,049
2.99%, 03/19/25 (Call 02/19/25)	110	120,920
3.00%, 08/16/39 (Call 02/16/39)	64	68,554
3.04%, 03/01/26 (Call 12/01/25)	66	73,488
3.10%, 08/16/49 (Call 02/16/49)	209	219,189
3.29%, 03/19/27 (Call 01/19/27)	25	28,447
3.45%, 04/15/51 (Call 10/15/50)	163	182,692
3.48%, 03/19/30 (Call 12/19/29)	45	52,232
3.57%, 03/06/45 (Call 09/06/44)	183	205,862
4.11%, 03/01/46 (Call 09/01/45)	199	240,694
4.23%, 03/19/40 (Call 09/19/39)	105	130,289
4.33%, 03/19/50 (Call 09/19/49)	121	154,415
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	5	5,498
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	228	235,684
4.30%, 04/01/27 (Call 01/01/27)	459	488,771
5.60%, 02/15/41	67	76,096
5.80%, 04/01/47 (Call 10/01/46)	175	200,032
6.00%, 01/15/40	247	282,237
7.13%, 03/15/33	40	49,285
7.30%, 08/15/31	151	186,364
7.88%, 10/01/29	163	204,524
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	246	255,048
4.40%, 07/15/27 (Call 04/15/27)	163	166,790
5.20%, 06/01/45 (Call 12/01/44)	105	103,928
6.60%, 10/01/37	118	126,896
6.80%, 03/15/32	161	176,530
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	35	37,801

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 04/01/28 (Call 01/01/28)	$10	$10,982
4.50%, 04/01/48 (Call 10/01/47)	64	68,760
4.70%, 05/01/25 (Call 04/01/25)	82	93,494
4.75%, 09/15/44 (Call 03/15/44)	131	145,432
5.00%, 09/15/54 (Call 03/15/54)	117	129,196
5.13%, 12/15/26 (Call 09/15/26)	65	77,158
6.50%, 03/01/41 (Call 09/01/40)	109	139,437
Newfield Exploration Co.
5.63%, 07/01/24	100	103,010
5.75%, 01/30/22	250	255,818
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	45	49,844
3.85%, 01/15/28 (Call 10/15/27)	87	98,659
3.90%, 11/15/24 (Call 08/15/24)	126	140,006
4.20%, 10/15/49 (Call 04/15/49)	84	101,464
4.95%, 08/15/47 (Call 02/15/47)	63	82,316
5.05%, 11/15/44 (Call 05/15/44)	206	269,751
5.25%, 11/15/43 (Call 05/15/43)	137	181,926
6.00%, 03/01/41 (Call 09/01/40)	175	242,809
Phillips 66
3.70%, 04/06/23	211	227,120
3.85%, 04/09/25 (Call 03/09/25)	75	83,924
3.90%, 03/15/28 (Call 12/15/27)	90	102,316
4.65%, 11/15/34 (Call 05/15/34)	20	24,530
4.88%, 11/15/44 (Call 05/15/44)	216	262,254
5.88%, 05/01/42	98	131,572
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	15	17,443
Total Capital Canada Ltd., 2.75%, 07/15/23	562	601,053
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	56	59,947
2.70%, 01/25/23	380	400,539
2.83%, 01/10/30 (Call 10/10/29)	267	297,112
2.88%, 02/17/22	155	160,698
3.13%, 05/29/50 (Call 11/29/49)	250	263,040
3.39%, 06/29/60 (Call 12/29/59)	11	12,043
3.46%, 02/19/29 (Call 11/19/28)	71	81,807
3.46%, 07/12/49 (Call 01/12/49)	66	73,410
3.70%, 01/15/24	299	330,021
3.75%, 04/10/24	405	450,085
Total Capital SA, 3.88%, 10/11/28	68	80,719
Valero Energy Corp.
2.70%, 04/15/23	35	36,546
2.85%, 04/15/25 (Call 03/15/25)	58	62,043
3.40%, 09/15/26 (Call 06/15/26)	66	72,691
3.65%, 03/15/25	10	11,000
4.00%, 04/01/29 (Call 01/01/29)	65	73,107
4.90%, 03/15/45	101	119,799
6.63%, 06/15/37	154	207,450
7.50%, 04/15/32	74	105,914

		16,627,867

Oil & Gas Services — 0.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	1,213	1,271,503
3.14%, 11/07/29 (Call 08/07/29)	235	251,335
3.34%, 12/15/27 (Call 09/15/27)	510	556,252
4.08%, 12/15/47 (Call 06/15/47)	524	551,421
Baker Hughes Holdings LLC, 5.13%, 09/15/40	274	334,740
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	131	132,793

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
3.50%, 08/01/23 (Call 05/01/23)	$274	$292,027
3.80%, 11/15/25 (Call 08/15/25)	152	166,537
4.50%, 11/15/41 (Call 05/15/41)	10	10,150
4.75%, 08/01/43 (Call 02/01/43)	201	211,327
4.85%, 11/15/35 (Call 05/15/35)	158	175,410
5.00%, 11/15/45 (Call 05/15/45)	234	256,754
6.70%, 09/15/38	133	169,675
7.45%, 09/15/39	82	112,011
National Oilwell Varco Inc.
3.60%, 12/01/29 (Call 09/01/29)	157	154,633
3.95%, 12/01/42 (Call 06/01/42)	131	121,277
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	116	118,609
3.65%, 12/01/23 (Call 09/01/23)	65	70,478

		4,956,932

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	173	192,957
4.50%, 05/15/28 (Call 02/15/28)	26	30,642
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	91	97,336
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	5	5,480
3.40%, 12/15/27 (Call 09/15/27)	15	16,802
4.05%, 12/15/49 (Call 06/15/49)	55	66,031
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	20	21,908
5.75%, 11/01/40 (Call 05/01/40)	75	96,592
WestRock MWV LLC
7.95%, 02/15/31	5	7,142
8.20%, 01/15/30	71	100,186
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	42	46,183
3.90%, 06/01/28 (Call 03/01/28)	35	39,947
4.00%, 03/15/28 (Call 12/15/27)	44	50,399
4.20%, 06/01/32 (Call 03/01/32)	32	38,774
4.65%, 03/15/26 (Call 01/15/26)	68	79,970

		890,349

Pharmaceuticals — 5.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(b)	42	44,955
2.85%, 05/14/23 (Call 03/14/23)	149	157,426
2.95%, 11/21/26 (Call 09/21/26)(b)	86	94,473
3.20%, 05/14/26 (Call 02/14/26)	179	199,234
3.20%, 11/21/29 (Call 08/21/29)(b)	292	323,656
3.60%, 05/14/25 (Call 02/14/25)	174	194,144
3.75%, 11/14/23 (Call 10/14/23)	25	27,394
4.05%, 11/21/39 (Call 05/21/39)(b)	331	386,552
4.25%, 11/14/28 (Call 08/14/28)	73	86,925
4.25%, 11/21/49 (Call 05/21/49)(b)	510	615,208
4.30%, 05/14/36 (Call 11/14/35)	347	414,342
4.40%, 11/06/42	234	282,145
4.45%, 05/14/46 (Call 11/14/45)	220	266,873
4.50%, 05/14/35 (Call 11/14/34)	229	282,263
4.55%, 03/15/35 (Call 09/15/34)(b)	25	31,026
4.70%, 05/14/45 (Call 11/14/44)	294	367,059
4.75%, 03/15/45 (Call 09/15/44)(b)	30	37,111
4.85%, 06/15/44 (Call 12/15/43)(b)	14	17,641
4.88%, 11/14/48 (Call 05/14/48)	205	262,789

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	$90	$99,041
3.40%, 05/15/24 (Call 02/15/24)	8	8,697
3.45%, 12/15/27 (Call 09/15/27)	173	197,841
4.25%, 03/01/45 (Call 09/01/44)	67	76,492
4.30%, 12/15/47 (Call 06/15/47)	53	61,836
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	200	198,414
1.38%, 08/06/30 (Call 05/06/30)	200	196,428
2.38%, 06/12/22 (Call 05/12/22)	104	107,568
3.13%, 06/12/27 (Call 03/12/27)	163	181,368
3.38%, 11/16/25	462	520,480
3.50%, 08/17/23 (Call 07/17/23)	306	331,869
4.00%, 01/17/29 (Call 10/17/28)	317	378,454
4.00%, 09/18/42(a)	147	182,556
4.38%, 11/16/45	79	104,135
4.38%, 08/17/48 (Call 02/17/48)	101	135,896
6.45%, 09/15/37	246	379,755
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	154	167,574
3.70%, 06/06/27 (Call 03/06/27)	278	314,796
3.73%, 12/15/24 (Call 09/15/24)	241	267,717
4.67%, 06/06/47 (Call 12/06/46)	96	120,948
4.69%, 12/15/44 (Call 06/15/44)	225	283,140
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	53	57,719
3.25%, 11/01/23	103	112,170
3.25%, 02/27/27(a)	197	225,882
3.25%, 08/01/42	18	21,173
3.40%, 07/26/29 (Call 04/26/29)	173	201,972
3.63%, 05/15/24 (Call 02/15/24)	26	28,737
4.13%, 06/15/39 (Call 12/15/38)	27	34,666
4.25%, 10/26/49 (Call 04/26/49)	161	215,228
4.35%, 11/15/47 (Call 05/15/47)	91	121,096
4.50%, 03/01/44 (Call 09/01/43)	55	77,268
4.55%, 02/20/48 (Call 08/20/47)	109	149,959
5.00%, 08/15/45 (Call 02/15/45)	59	84,257
5.25%, 08/15/43	20	28,784
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	450	464,985
3.08%, 06/15/24 (Call 04/15/24)	301	324,635
3.20%, 03/15/23	126	133,626
3.41%, 06/15/27 (Call 03/15/27)	171	191,800
3.50%, 11/15/24 (Call 08/15/24)(a)	195	214,354
3.75%, 09/15/25 (Call 06/15/25)	300	337,497
4.37%, 06/15/47 (Call 12/15/46)	171	190,969
4.50%, 11/15/44 (Call 05/15/44)	142	156,643
4.60%, 03/15/43(a)	25	27,828
4.90%, 09/15/45 (Call 03/15/45)(a)	158	186,222
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	105	110,297
3.00%, 07/15/23 (Call 05/16/23)	10	10,676
3.20%, 03/15/40 (Call 09/15/39)	241	257,222
3.25%, 04/15/25 (Call 01/15/25)	5	5,518
3.40%, 03/01/27 (Call 12/01/26)	7	7,849
3.40%, 03/15/50 (Call 09/15/49)	55	59,057
3.75%, 07/15/23 (Call 06/15/23)(a)	313	340,619
3.88%, 10/15/47 (Call 04/15/47)	31	35,361
4.13%, 11/15/25 (Call 09/15/25)	354	408,817
4.38%, 10/15/28 (Call 07/15/28)	278	332,977

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 02/25/26 (Call 11/27/25)	$85	$99,940
4.80%, 08/15/38 (Call 02/15/38)	381	481,462
4.80%, 07/15/46 (Call 01/16/46)	30	38,671
4.90%, 12/15/48 (Call 06/15/48)	257	343,344
6.13%, 11/15/41	89	129,735
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	79	84,680
2.88%, 06/01/26 (Call 03/01/26)	247	269,178
3.00%, 08/15/26 (Call 06/15/26)	38	41,785
3.25%, 08/15/29 (Call 05/15/29)	123	136,965
3.38%, 08/12/24 (Call 05/12/24)	180	197,532
3.63%, 04/01/27 (Call 02/01/27)	47	53,282
3.75%, 04/01/30 (Call 01/01/30)	220	254,536
3.88%, 07/20/25 (Call 04/20/25)	55	62,339
4.10%, 03/25/25 (Call 01/25/25)	91	103,769
4.13%, 04/01/40 (Call 10/01/39)	166	193,551
4.25%, 04/01/50 (Call 10/01/49)	55	65,597
4.30%, 03/25/28 (Call 12/25/27)	396	466,322
4.78%, 03/25/38 (Call 09/25/37)	398	488,541
4.88%, 07/20/35 (Call 01/20/35)	161	205,206
5.05%, 03/25/48 (Call 09/25/47)	511	666,497
5.13%, 07/20/45 (Call 01/20/45)	256	330,478
5.30%, 12/05/43 (Call 06/05/43)	34	44,284
6.13%, 09/15/39	29	40,371
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	111	106,183
2.75%, 06/01/25 (Call 03/01/25)	250	274,855
3.10%, 05/15/27 (Call 02/15/27)	66	74,296
3.38%, 03/15/29 (Call 12/15/28)	135	157,294
3.70%, 03/01/45 (Call 09/01/44)	5	6,016
3.95%, 05/15/47 (Call 11/15/46)	83	104,496
3.95%, 03/15/49 (Call 09/15/48)	164	210,907
4.15%, 03/15/59 (Call 09/15/58)	80	105,439
5.50%, 03/15/27	51	64,340
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	15	17,057
3.88%, 05/15/28	15	17,840
4.20%, 03/18/43	34	43,937
5.38%, 04/15/34	49	68,574
6.38%, 05/15/38	207	321,999
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	238	258,561
3.38%, 06/01/29 (Call 03/01/29)	53	61,379
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	136	149,291
2.63%, 01/15/25 (Call 11/15/24)	68	74,074
2.90%, 01/15/28 (Call 10/15/27)	84	95,135
2.95%, 03/03/27 (Call 12/03/26)	107	119,813
3.40%, 01/15/38 (Call 07/15/37)	102	120,831
3.50%, 01/15/48 (Call 07/15/47)	42	51,870
3.55%, 03/01/36 (Call 09/01/35)	40	47,930
3.63%, 03/03/37 (Call 09/03/36)	90	110,061
3.70%, 03/01/46 (Call 09/01/45)	278	346,655
3.75%, 03/03/47 (Call 09/03/46)	200	250,508
4.38%, 12/05/33 (Call 06/05/33)	168	220,245
4.50%, 09/01/40	86	116,660
4.50%, 12/05/43 (Call 06/05/43)	32	44,213
4.85%, 05/15/41	13	18,256
5.85%, 07/15/38	13	20,090
5.95%, 08/15/37	26	40,090

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)	$10	$11,707
4.75%, 05/30/29 (Call 02/28/29)	10	12,209
4.88%, 03/15/44 (Call 09/15/43)	28	33,835
6.00%, 03/01/41 (Call 09/01/40)	40	54,422
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	240	278,326
4.60%, 06/01/44 (Call 12/01/43)	50	65,582
5.90%, 11/01/39	21	30,194
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	136	148,433
2.80%, 05/18/23	372	396,652
2.90%, 03/07/24 (Call 02/07/24)	131	141,911
3.40%, 03/07/29 (Call 12/07/28)	150	175,348
3.60%, 09/15/42 (Call 03/15/42)	96	116,849
3.70%, 02/10/45 (Call 08/10/44)	303	367,960
3.90%, 03/07/39 (Call 09/07/38)	12	14,925
4.00%, 03/07/49 (Call 09/07/48)	206	265,783
4.15%, 05/18/43	23	29,577
6.50%, 12/01/33(a)	62	96,864
6.55%, 09/15/37	8	12,768
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	35	50,274
5.95%, 12/01/28	8	10,606
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	20	23,401
5.20%, 04/15/48 (Call 10/15/47)	23	28,768
5.40%, 11/29/43 (Call 05/29/43)	192	240,332
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	40	45,300
5.25%, 06/15/46 (Call 12/15/45)	58	73,206
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	100	112,072
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	55	61,236
3.45%, 03/15/29 (Call 12/15/28)	15	17,633
3.90%, 03/15/39 (Call 09/15/38)	30	37,114
4.00%, 03/15/49 (Call 09/15/48)	28	35,674
4.10%, 09/15/38 (Call 03/15/38)	30	37,687
4.13%, 12/15/46	56	71,609
4.20%, 09/15/48 (Call 03/15/48)	61	79,936
4.30%, 06/15/43	34	43,983
4.40%, 05/15/44	79	104,779
5.60%, 09/15/40	13	18,813
7.20%, 03/15/39	82	137,084
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	380	411,126
3.63%, 06/19/28 (Call 03/19/28)	46	54,129
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	286	304,404
3.20%, 09/23/26 (Call 06/23/26)	215	240,649
Upjohn Inc., 4.00%, 06/22/50 (Call 12/22/49)(b)	70	76,635
Wyeth LLC
5.95%, 04/01/37	72	106,597
6.50%, 02/01/34	20	31,261
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	243	270,464
3.25%, 02/01/23 (Call 11/01/22)	746	790,648
3.90%, 08/20/28 (Call 05/20/28)	187	221,973
3.95%, 09/12/47 (Call 03/12/47)	88	108,647

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.45%, 08/20/48 (Call 02/20/48)	$54	$71,066
4.50%, 11/13/25 (Call 08/13/25)	96	113,087
4.70%, 02/01/43 (Call 08/01/42)	154	203,342

		28,565,924

Pipelines — 2.7%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	10	10,238
4.45%, 07/15/27 (Call 04/15/27)	72	78,299
4.80%, 05/03/29 (Call 02/03/29)	25	27,644
4.95%, 12/15/24 (Call 09/15/24)	5	5,473
5.95%, 06/01/26 (Call 03/01/26)	33	38,497
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	120	126,844
5.13%, 06/30/27 (Call 01/01/27)	61	68,773
5.88%, 03/31/25 (Call 10/02/24)	139	160,400
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	165	192,118
5.80%, 06/01/45 (Call 12/01/44)	72	91,557
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	5	4,979
4.15%, 09/15/29 (Call 06/15/29)	113	104,994
4.40%, 03/15/27 (Call 12/15/26)	54	52,833
4.95%, 05/15/28 (Call 02/15/28)	13	12,856
5.00%, 05/15/44 (Call 11/15/43)	133	115,796
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	58	70,008
5.88%, 10/15/25 (Call 07/15/25)	40	48,418
7.38%, 10/15/45 (Call 04/15/45)	38	56,518
Series B, 7.50%, 04/15/38	23	31,338
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	39	41,179
3.13%, 11/15/29 (Call 08/15/29)	126	135,910
3.50%, 06/10/24 (Call 03/10/24)	31	33,628
3.70%, 07/15/27 (Call 04/15/27)	75	83,768
4.00%, 10/01/23 (Call 07/01/23)	97	105,652
4.00%, 11/15/49 (Call 05/15/49)	108	118,181
4.25%, 12/01/26 (Call 09/01/26)	6	6,944
4.50%, 06/10/44 (Call 12/10/43)	214	243,836
5.50%, 12/01/46 (Call 06/01/46)	125	165,356
Enterprise Products Operating LLC
3.13%, 07/31/29 (Call 04/30/29)	37	40,519
3.70%, 01/31/51 (Call 07/31/50)	20	20,445
3.95%, 01/31/60 (Call 07/31/59)	50	50,724
4.20%, 01/31/50 (Call 07/31/49)	34	37,098
4.25%, 02/15/48 (Call 08/15/47)	100	108,107
4.45%, 02/15/43 (Call 08/15/42)	38	41,877
4.80%, 02/01/49 (Call 08/01/48)	8	9,414
4.85%, 03/15/44 (Call 09/15/43)	46	53,222
4.90%, 05/15/46 (Call 11/15/45)	63	73,228
4.95%, 10/15/54 (Call 04/15/54)	45	51,790
5.10%, 02/15/45 (Call 08/15/44)	61	72,672
5.38%, 02/15/78 (Call 02/15/28)(c)	62	56,416
5.70%, 02/15/42	25	31,363
5.95%, 02/01/41	28	35,874
6.45%, 09/01/40	5	6,714
7.55%, 04/15/38	25	34,738
Series D, 4.88%, 08/16/77 (Call 08/16/22)(c)	100	89,000
Series D, 6.88%, 03/01/33	26	34,682
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	59	63,194

Security	Par (000)	Value

Pipelines (continued)
4.25%, 09/01/24 (Call 06/01/24)	$19	$21,160
4.30%, 05/01/24 (Call 02/01/24)	5	5,542
4.70%, 11/01/42 (Call 05/01/42)	4	4,368
5.00%, 08/15/42 (Call 02/15/42)	87	97,597
5.00%, 03/01/43 (Call 09/01/42)	78	88,443
5.40%, 09/01/44 (Call 03/01/44)	31	36,856
5.50%, 03/01/44 (Call 09/01/43)	82	98,108
5.63%, 09/01/41	60	71,924
5.80%, 03/15/35	53	65,320
6.38%, 03/01/41	76	95,079
6.50%, 02/01/37	5	6,217
6.50%, 09/01/39	40	51,366
6.55%, 09/15/40	75	95,827
6.95%, 01/15/38	93	123,882
7.30%, 08/15/33	53	72,964
7.40%, 03/15/31	10	13,108
7.50%, 11/15/40	54	74,175
7.75%, 03/15/32	118	161,845
Kinder Morgan Inc.
4.30%, 06/01/25 (Call 03/01/25)	55	62,472
4.30%, 03/01/28 (Call 12/01/27)	91	105,546
5.05%, 02/15/46 (Call 08/15/45)	110	129,849
5.20%, 03/01/48 (Call 09/01/47)	68	83,376
5.30%, 12/01/34 (Call 06/01/34)	179	216,678
5.55%, 06/01/45 (Call 12/01/44)	210	259,648
7.75%, 01/15/32	30	43,152
7.80%, 08/01/31	55	76,564
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	279	294,055
4.20%, 10/03/47 (Call 04/03/47)	69	73,695
4.25%, 09/15/46 (Call 03/15/46)	33	35,423
4.85%, 02/01/49 (Call 08/01/48)	58	68,406
5.00%, 03/01/26 (Call 12/01/25)	20	23,388
5.15%, 10/15/43 (Call 04/15/43)	36	42,108
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	67	73,261
4.00%, 03/15/28 (Call 12/15/27)	17	18,709
4.13%, 03/01/27 (Call 12/01/26)	36	39,881
4.25%, 12/01/27 (Call 09/01/27)	5	5,572
4.50%, 04/15/38 (Call 10/15/37)	123	130,116
4.70%, 04/15/48 (Call 10/15/47)	84	89,814
4.80%, 02/15/29 (Call 11/15/28)	30	34,724
4.88%, 06/01/25 (Call 03/01/25)	110	125,534
4.90%, 04/15/58 (Call 10/15/57)	8	8,259
5.20%, 03/01/47 (Call 09/01/46)	61	68,652
5.50%, 02/15/49 (Call 08/15/48)	106	125,571
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	18	19,847
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	168	166,380
2.75%, 09/01/24 (Call 08/01/24)	142	146,317
3.10%, 03/15/30 (Call 12/15/29)	70	67,143
3.40%, 09/01/29 (Call 06/01/29)	191	189,942
4.00%, 07/13/27 (Call 04/13/27)	104	108,476
4.25%, 02/01/22 (Call 11/01/21)	69	71,525
4.35%, 03/15/29 (Call 12/15/28)	77	80,625
4.45%, 09/01/49 (Call 03/01/49)	270	242,549
4.50%, 03/15/50 (Call 09/15/49)	20	18,006
4.55%, 07/15/28 (Call 04/15/28)	150	159,163
4.95%, 07/13/47 (Call 01/06/47)	82	78,253
5.20%, 07/15/48 (Call 01/15/48)	153	150,191

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.00%, 06/15/35	$55	$60,905
7.15%, 01/15/51 (Call 07/15/50)	2	2,428
7.50%, 09/01/23 (Call 06/01/23)	66	76,030
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	50	52,062
4.90%, 03/15/25 (Call 12/15/24)	67	73,472
6.13%, 02/01/41 (Call 08/01/40)	91	97,972
6.20%, 09/15/43 (Call 03/15/43)	82	88,792
6.65%, 10/01/36	104	120,495
6.85%, 10/15/37	65	73,802
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	23	24,235
4.68%, 02/15/45 (Call 08/15/44)	33	34,612
4.90%, 10/01/46 (Call 04/01/46)	48	51,808
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	35	34,801
4.30%, 01/31/43 (Call 07/31/42)	5	4,359
4.50%, 12/15/26 (Call 09/15/26)	10	10,835
4.65%, 10/15/25 (Call 07/15/25)	25	27,216
4.70%, 06/15/44 (Call 12/15/43)	73	67,813
4.90%, 02/15/45 (Call 08/15/44)	33	31,515
5.15%, 06/01/42 (Call 12/01/41)	28	27,179
6.65%, 01/15/37	117	130,497
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	173	190,419
4.50%, 05/15/30 (Call 11/15/29)(b)	25	28,567
5.00%, 03/15/27 (Call 09/15/26)	90	102,601
5.63%, 03/01/25 (Call 12/01/24)	156	181,550
5.88%, 06/30/26 (Call 12/31/25)	188	225,972
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	131	144,363
3.50%, 03/15/25 (Call 12/15/24)	28	30,754
4.50%, 03/15/45 (Call 09/15/44)	176	202,247
4.75%, 03/15/24 (Call 12/15/23)	13	14,602
5.95%, 09/25/43 (Call 03/25/43)	98	125,928
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	158	170,224
4.38%, 03/13/25 (Call 12/13/24)	15	16,272
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	82	102,032
7.00%, 10/15/28	53	67,877
Texas Eastern Transmission LP, 7.00%, 07/15/32	105	139,305
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	25	27,199
4.10%, 04/15/30 (Call 01/15/30)	11	12,815
4.25%, 05/15/28 (Call 02/15/28)	32	37,324
4.63%, 03/01/34 (Call 12/01/33)	136	163,748
4.75%, 05/15/38 (Call 11/15/37)	11	13,193
4.88%, 01/15/26 (Call 10/15/25)	50	59,276
4.88%, 05/15/48 (Call 11/15/47)	43	55,134
5.00%, 10/16/43 (Call 04/16/43)	143	176,094
5.10%, 03/15/49 (Call 09/15/48)	142	189,304
5.60%, 03/31/34	105	134,036
5.85%, 03/15/36(a)	136	180,728
6.10%, 06/01/40	5	6,833
6.20%, 10/15/37	38	51,187
7.25%, 08/15/38	65	96,524
7.63%, 01/15/39	218	336,627
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(c)	203	217,787

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)(b)	$165	$178,774
4.00%, 03/15/28 (Call 12/15/27)	60	67,797
4.45%, 08/01/42 (Call 02/01/42)	25	28,133
4.60%, 03/15/48 (Call 09/15/47)	8	9,436
5.40%, 08/15/41 (Call 02/15/41)	65	77,329
7.85%, 02/01/26 (Call 11/01/25)	46	60,134
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	85	97,786
4.50%, 03/15/28 (Call 12/15/27)	176	202,020
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	54	59,577
3.90%, 01/15/25 (Call 10/15/24)	109	120,005
4.00%, 09/15/25 (Call 06/15/25)	10	11,172
4.85%, 03/01/48 (Call 09/01/47)	26	30,243
4.90%, 01/15/45 (Call 07/15/44)	242	272,073
5.10%, 09/15/45 (Call 03/15/45)	45	52,580
5.40%, 03/04/44 (Call 09/04/43)	33	38,049
5.75%, 06/24/44 (Call 12/24/43)	65	77,662
5.80%, 11/15/43 (Call 05/15/43)	60	71,168
6.30%, 04/15/40	71	89,797
8.75%, 03/15/32	10	14,387

		14,209,237

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	152	169,883
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	393	455,915
5.25%, 03/15/25 (Call 12/15/24)	299	343,886

		969,684

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	82	93,129
3.45%, 04/30/25 (Call 02/28/25)	85	94,716
3.80%, 04/15/26 (Call 02/15/26)	21	24,049
3.95%, 01/15/27 (Call 10/15/26)	30	33,994
3.95%, 01/15/28 (Call 10/15/27)	28	32,254
4.00%, 02/01/50 (Call 08/01/49)	273	332,326
4.30%, 01/15/26 (Call 10/15/25)	62	71,954
4.50%, 07/30/29 (Call 04/30/29)	33	40,045
4.70%, 07/01/30 (Call 04/01/30)	37	45,840
4.85%, 04/15/49 (Call 10/15/48)	25	34,253
4.90%, 12/15/30 (Call 09/15/30)	25	31,875
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	26	27,803
3.63%, 11/15/27 (Call 08/15/27)	38	40,077
3.75%, 04/15/23 (Call 01/15/23)	134	140,496
American Tower Corp.
2.25%, 01/15/22	78	79,915
2.40%, 03/15/25 (Call 02/15/25)	96	102,274
2.75%, 01/15/27 (Call 11/15/26)	183	199,333
2.90%, 01/15/30 (Call 10/15/29)	6	6,538
2.95%, 01/15/25 (Call 12/15/24)	60	65,221
3.00%, 06/15/23	72	76,761
3.13%, 01/15/27 (Call 10/15/26)	91	100,226
3.38%, 05/15/24 (Call 04/15/24)	247	269,521
3.38%, 10/15/26 (Call 07/15/26)	137	154,148
3.50%, 01/31/23	146	156,169
3.55%, 07/15/27 (Call 04/15/27)	38	42,805

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 01/15/28 (Call 10/15/27)	$57	$64,401
3.70%, 10/15/49 (Call 04/15/49)	130	147,316
3.80%, 08/15/29 (Call 05/15/29)	97	112,275
3.95%, 03/15/29 (Call 12/15/28)	70	81,280
4.00%, 06/01/25 (Call 03/01/25)	51	57,880
4.40%, 02/15/26 (Call 11/15/25)	101	117,458
5.00%, 02/15/24	305	348,209
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	55	58,334
2.90%, 10/15/26 (Call 07/15/26)	5	5,465
2.95%, 05/11/26 (Call 02/11/26)	20	21,856
3.20%, 01/15/28 (Call 10/15/27)	78	86,919
3.30%, 06/01/29 (Call 03/01/29)(a)	31	35,277
3.35%, 05/15/27 (Call 02/15/27)	29	32,295
3.45%, 06/01/25 (Call 03/03/25)	73	81,659
3.90%, 10/15/46 (Call 04/15/46)	26	31,620
4.35%, 04/15/48 (Call 10/15/47)	30	38,774
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	311	335,790
2.90%, 03/15/30 (Call 12/15/29)	118	124,942
3.13%, 09/01/23 (Call 06/01/23)	20	21,168
3.20%, 01/15/25 (Call 10/15/24)	55	59,771
3.25%, 01/30/31 (Call 10/30/30)	30	32,777
3.40%, 06/21/29 (Call 03/21/29)	125	137,097
3.65%, 02/01/26 (Call 11/03/25)	171	191,122
3.80%, 02/01/24 (Call 11/01/23)	191	207,489
4.50%, 12/01/28 (Call 09/01/28)	138	163,918
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	28	28,916
4.10%, 10/01/24 (Call 07/01/24)	10	10,516
4.55%, 10/01/29 (Call 07/01/29)	5	5,339
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	36	37,708
3.85%, 02/01/25 (Call 11/01/24)	33	34,994
3.90%, 03/15/27 (Call 12/15/26)	56	58,808
4.13%, 06/15/26 (Call 03/15/26)	49	53,223
4.13%, 05/15/29 (Call 02/15/29)	32	34,455
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	51	55,925
3.15%, 07/01/29 (Call 04/01/29)	10	11,234
3.35%, 11/01/49 (Call 05/01/49)	5	5,562
4.10%, 10/15/28 (Call 07/15/28)(a)	5	5,933
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	65	67,745
4.15%, 04/01/25 (Call 01/01/25)	20	21,100
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	195	201,772
5.00%, 07/01/25 (Call 04/01/25)	119	130,168
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	80	87,898
3.20%, 09/01/24 (Call 07/01/24)	131	142,362
3.25%, 01/15/51 (Call 07/15/50)	89	92,403
3.30%, 07/01/30 (Call 04/01/30)	100	111,377
3.65%, 09/01/27 (Call 06/01/27)	48	54,326
3.70%, 06/15/26 (Call 03/15/26)	25	28,190
3.80%, 02/15/28 (Call 11/15/27)	15	17,135
4.00%, 03/01/27 (Call 12/01/26)	28	32,083
4.00%, 11/15/49 (Call 05/15/49)	13	15,101
4.30%, 02/15/29 (Call 11/15/28)	42	49,649
4.45%, 02/15/26 (Call 11/15/25)	50	58,035

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 05/15/47 (Call 11/15/46)	$131	$166,398
5.20%, 02/15/49 (Call 08/15/48)	135	182,764
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	71	75,821
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	30	34,589
3.70%, 08/15/27 (Call 05/15/27)	204	232,962
4.45%, 07/15/28 (Call 04/15/28)	49	58,819
4.75%, 10/01/25 (Call 07/01/25)	33	38,680
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	5	5,495
3.05%, 03/01/50 (Call 09/01/49)	10	10,802
3.75%, 12/01/24 (Call 09/01/24)(a)	82	90,679
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	15	14,440
4.50%, 06/01/27 (Call 03/01/27)	25	23,351
4.75%, 12/15/26 (Call 09/15/26)	10	9,682
4.95%, 04/15/28 (Call 01/15/28)	25	24,212
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	92	94,397
2.63%, 11/18/24 (Call 10/18/24)	22	23,546
2.90%, 11/18/26 (Call 09/18/26)	48	52,320
3.20%, 11/18/29 (Call 08/18/29)	173	191,546
5.38%, 05/15/27 (Call 05/15/22)	530	579,836
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	34	36,574
2.85%, 11/01/26 (Call 08/01/26)	50	55,467
3.00%, 04/15/23 (Call 01/15/23)	10	10,554
3.00%, 07/01/29 (Call 04/01/29)(a)	82	91,206
3.25%, 08/01/27 (Call 05/01/27)(a)	33	36,808
3.38%, 06/01/25 (Call 03/01/25)	175	193,623
3.50%, 03/01/28 (Call 12/01/27)	12	13,680
4.00%, 08/01/47 (Call 02/01/47)	11	13,539
4.15%, 12/01/28 (Call 09/01/28)	4	4,779
4.50%, 07/01/44 (Call 01/01/44)	147	190,097
4.50%, 06/01/45 (Call 12/01/44)	65	84,479
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	5	5,423
3.38%, 04/15/26 (Call 01/15/26)	10	11,023
4.00%, 03/01/29 (Call 12/01/28)	5	5,810
4.50%, 03/15/48 (Call 09/15/47)	18	23,064
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	5	5,274
3.25%, 07/15/27 (Call 04/15/27)	5	5,333
3.95%, 01/15/24 (Call 10/15/23)	5	5,427
4.50%, 12/01/44 (Call 06/01/44)	41	47,288
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	49	54,564
5.38%, 04/15/26 (Call 01/15/26)	28	31,102
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	255	277,029
3.25%, 07/15/26 (Call 05/15/26)	111	124,089
3.40%, 02/01/25 (Call 11/01/24)	117	128,959
3.50%, 07/15/29 (Call 04/15/29)	43	48,234
3.88%, 08/15/24 (Call 05/17/24)	213	237,199
4.00%, 06/01/25 (Call 03/01/25)	64	72,453
4.20%, 03/01/24 (Call 12/01/23)(a)	78	85,660
4.25%, 11/15/23 (Call 08/15/23)	46	50,423
6.75%, 02/01/41 (Call 08/01/40)	300	431,079

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	$71	$73,667
Series D, 3.75%, 10/15/23 (Call 07/15/23)	187	193,861
Series E, 4.00%, 06/15/25 (Call 03/15/25)	106	110,836
Series F, 4.50%, 02/01/26 (Call 11/01/25)	31	33,129
Series H, 3.38%, 12/15/29 (Call 09/15/29)	81	78,893
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	15	16,220
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	41	43,265
4.25%, 08/15/29 (Call 05/15/29)	33	37,343
4.75%, 12/15/28 (Call 09/15/28)	20	23,061
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	15	15,627
2.80%, 10/01/26 (Call 07/01/26)	46	48,883
3.30%, 02/01/25 (Call 12/01/24)	89	95,887
3.70%, 10/01/49 (Call 04/01/49)(a)	8	7,897
3.80%, 04/01/27 (Call 01/01/27)	5	5,460
4.13%, 12/01/46 (Call 06/01/46)	40	42,004
4.25%, 04/01/45 (Call 10/01/44)	115	122,148
4.45%, 09/01/47 (Call 03/01/47)	63	69,115
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	10	11,093
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	34	38,172
3.95%, 03/15/29 (Call 12/15/28)	18	20,900
4.00%, 11/15/25 (Call 08/15/25)	36	40,923
4.20%, 06/15/28 (Call 03/15/28)	48	55,942
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)(a)	23	23,368
4.50%, 02/01/25 (Call 11/01/24)	53	54,312
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	16	16,116
4.50%, 01/15/25 (Call 10/15/24)	10	10,467
4.50%, 04/01/27 (Call 01/01/27)	41	43,467
4.75%, 01/15/28 (Call 10/15/27)	51	55,008
5.25%, 01/15/26 (Call 10/15/25)	27	29,501
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	5	5,183
4.30%, 03/15/27 (Call 12/15/26)	10	10,664
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	34	36,332
2.25%, 04/15/30 (Call 01/15/30)	420	449,190
3.00%, 04/15/50 (Call 10/15/49)	304	331,351
3.75%, 11/01/25 (Call 08/01/25)	743	851,745
3.88%, 09/15/28 (Call 06/15/28)	30	35,909
4.25%, 08/15/23 (Call 09/08/20)	271	302,436
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	25	27,035
3.65%, 01/15/28 (Call 10/15/27)	17	18,980
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	19	19,607
3.60%, 02/01/27 (Call 11/01/26)	13	13,945
4.13%, 03/15/28 (Call 12/15/27)(a)	5	5,556
4.40%, 02/01/47 (Call 08/01/46)	10	11,266
4.65%, 03/15/49 (Call 09/15/48)	25	29,007
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	5	4,856
5.13%, 08/15/26 (Call 05/15/26)	106	115,179
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	15	15,507

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.45%, 09/13/29 (Call 06/13/29)	$71	$70,926
3.25%, 11/30/26 (Call 08/30/26)	111	121,966
3.25%, 09/13/49 (Call 03/13/49)	48	45,549
3.30%, 01/15/26 (Call 10/15/25)	60	65,614
3.38%, 10/01/24 (Call 07/01/24)	29	31,453
3.38%, 06/15/27 (Call 03/15/27)	30	32,368
3.38%, 12/01/27 (Call 09/01/27)	73	79,041
3.50%, 09/01/25 (Call 06/01/25)	30	33,001
3.80%, 07/15/50 (Call 01/15/50)	10	10,389
4.25%, 10/01/44 (Call 04/01/44)	63	69,091
4.25%, 11/30/46 (Call 05/30/46)	113	124,454
4.75%, 03/15/42 (Call 09/15/41)	73	85,524
6.75%, 02/01/40 (Call 11/01/39)	23	32,597
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	85	89,889
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	16	16,654
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	10	10,101
4.00%, 07/15/29 (Call 04/15/29)	10	10,459
4.45%, 09/15/26 (Call 06/15/26)	10	10,726
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	5	5,336
4.63%, 03/15/29 (Call 12/15/28)	15	16,136
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	15	14,188
3.88%, 07/15/27 (Call 04/15/27)	10	9,596
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	86	92,914
3.00%, 08/15/31 (Call 05/15/31)	205	224,869
3.20%, 01/15/30 (Call 10/15/29)	21	23,456
3.50%, 07/01/27 (Call 04/01/27)	5	5,515
3.50%, 01/15/28 (Call 10/15/27)	45	49,972
4.00%, 10/01/25 (Call 07/01/25)	46	51,774
4.40%, 01/26/29 (Call 10/26/28)	33	39,242
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	5	5,223
3.00%, 01/15/30 (Call 10/15/29)	65	65,510
3.10%, 01/15/23 (Call 12/15/22)	10	10,375
3.13%, 06/15/23 (Call 03/15/23)	8	8,339
3.25%, 10/15/26 (Call 07/15/26)	64	68,013
3.50%, 02/01/25 (Call 11/01/24)	119	128,165
3.75%, 05/01/24 (Call 02/01/24)	10	10,702
3.85%, 04/01/27 (Call 01/01/27)	28	30,007
4.00%, 03/01/28 (Call 12/01/27)	25	26,985
4.13%, 01/15/26 (Call 10/15/25)	25	27,930
4.38%, 02/01/45 (Call 08/01/44)	55	56,416
4.40%, 01/15/29 (Call 10/15/28)	67	74,862
4.75%, 11/15/30 (Call 08/15/30)	5	5,682
4.88%, 04/15/49 (Call 10/15/48)	46	51,039
5.70%, 09/30/43 (Call 03/30/43)	48	56,531
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	40	42,472
3.10%, 01/15/30 (Call 10/15/29)	20	21,032
3.63%, 03/15/24 (Call 02/15/24)(a)	20	21,671
3.75%, 03/15/23 (Call 12/15/22)	10	10,595
4.00%, 06/01/25 (Call 03/01/25)	75	84,566
4.13%, 03/15/29 (Call 12/15/28)	25	28,050
4.25%, 04/01/26 (Call 01/01/26)	14	15,997
4.25%, 04/15/28 (Call 01/15/28)	27	30,578
4.50%, 01/15/24 (Call 10/15/23)	10	10,980
4.95%, 09/01/48 (Call 03/01/48)	25	30,181

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.50%, 03/15/41 (Call 09/15/40)	$132	$174,464
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 09/28/20)	5	5,347
4.00%, 11/15/29 (Call 08/15/29)(a)	408	470,244
4.00%, 04/15/30 (Call 01/15/30)	44	51,265
4.63%, 09/15/23	129	143,560
6.95%, 10/01/27	105	133,813
7.38%, 03/15/32	178	257,422
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	5	5,388

		17,969,866

Retail — 2.6%
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	5	5,301
3.80%, 11/15/27 (Call 08/15/27)	157	169,179
4.50%, 10/01/25 (Call 07/01/25)	152	168,612
4.75%, 06/01/30 (Call 03/01/30)	10	11,740
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	410	484,694
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	56	57,324
1.60%, 04/20/30 (Call 01/20/30)	15	15,351
1.75%, 04/20/32 (Call 01/20/32)	129	132,935
3.00%, 05/18/27 (Call 02/18/27)	20	22,539
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	141	145,470
4.55%, 02/15/48 (Call 08/15/47)(a)	174	166,516
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	25	28,854
4.13%, 05/01/28 (Call 02/01/28)	5	5,901
4.13%, 04/03/50 (Call 10/03/49)	5	6,040
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	35	39,591
4.20%, 05/15/28 (Call 02/15/28)	30	35,369
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	145	156,512
2.50%, 04/15/27 (Call 02/15/27)	166	181,780
2.63%, 06/01/22 (Call 05/01/22)	336	349,185
2.70%, 04/01/23 (Call 01/01/23)	170	179,386
2.70%, 04/15/30 (Call 01/15/30)	192	213,249
2.80%, 09/14/27 (Call 06/14/27)	180	200,482
2.95%, 06/15/29 (Call 03/15/29)	176	198,341
3.00%, 04/01/26 (Call 01/01/26)	116	130,492
3.13%, 12/15/49 (Call 06/15/49)	317	350,009
3.25%, 03/01/22	271	283,152
3.30%, 04/15/40 (Call 10/15/39)	80	91,242
3.35%, 09/15/25 (Call 06/15/25)(a)	121	136,415
3.35%, 04/15/50 (Call 10/15/49)	209	239,639
3.50%, 09/15/56 (Call 03/15/56)	203	241,883
3.75%, 02/15/24 (Call 11/15/23)	18	19,916
3.90%, 12/06/28 (Call 09/06/28)	133	158,616
3.90%, 06/15/47 (Call 12/15/46)	91	111,518
4.20%, 04/01/43 (Call 10/01/42)	153	191,538
4.25%, 04/01/46 (Call 10/01/45)	161	205,612
4.40%, 03/15/45 (Call 09/15/44)	84	108,363
4.50%, 12/06/48 (Call 06/06/48)	144	192,563
4.88%, 02/15/44 (Call 08/15/43)	85	115,379
5.40%, 09/15/40 (Call 03/15/40)	58	82,714
5.88%, 12/16/36	220	329,419
5.95%, 04/01/41 (Call 10/01/40)	18	27,422

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	$108	$107,595
5.55%, 07/17/45 (Call 01/17/45)	103	93,852
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	86	93,505
3.10%, 05/03/27 (Call 02/03/27)(a)	79	88,180
3.13%, 09/15/24 (Call 06/15/24)	5	5,466
3.38%, 09/15/25 (Call 06/15/25)	5	5,607
3.65%, 04/05/29 (Call 01/05/29)	100	115,625
3.70%, 04/15/46 (Call 10/15/45)	129	146,210
3.88%, 09/15/23 (Call 06/15/23)	36	39,403
4.00%, 04/15/25 (Call 03/15/25)	70	80,053
4.05%, 05/03/47 (Call 11/03/46)	162	193,146
4.25%, 09/15/44 (Call 03/15/44)	46	54,857
4.38%, 09/15/45 (Call 03/15/45)	113	137,746
4.50%, 04/15/30 (Call 01/15/30)	63	78,096
4.55%, 04/05/49 (Call 10/05/48)	156	199,302
4.65%, 04/15/42 (Call 10/15/41)	41	52,065
5.00%, 04/15/40 (Call 10/15/39)	305	405,116
5.13%, 04/15/50 (Call 10/15/49)	124	172,025
5.50%, 10/15/35(a)	103	142,632
6.50%, 03/15/29	15	20,209
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	5	5,164
2.63%, 09/01/29 (Call 06/01/29)	31	33,776
3.30%, 07/01/25 (Call 06/01/25)	5	5,587
3.50%, 03/01/27 (Call 12/01/26)	20	22,707
3.50%, 07/01/27 (Call 05/01/27)	75	85,755
3.63%, 05/01/43	57	63,238
3.63%, 09/01/49 (Call 03/01/49)	105	118,214
3.70%, 01/30/26 (Call 10/30/25)	84	95,799
3.70%, 02/15/42	5	5,580
3.80%, 04/01/28 (Call 01/01/28)	27	31,476
4.20%, 04/01/50 (Call 10/01/49)	70	85,588
4.45%, 03/01/47 (Call 09/01/46)	3	3,727
4.45%, 09/01/48 (Call 03/01/48)	31	38,710
4.60%, 05/26/45 (Call 11/26/44)	194	243,043
4.70%, 12/09/35 (Call 06/09/35)	88	112,598
4.88%, 07/15/40	63	82,013
4.88%, 12/09/45 (Call 06/09/45)	84	109,667
5.70%, 02/01/39	116	162,028
6.30%, 10/15/37	92	136,479
6.30%, 03/01/38	32	47,535
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	88	77,109
4.38%, 04/01/30 (Call 01/01/30)	46	37,099
5.00%, 01/15/44 (Call 07/15/43)(a)	86	59,800
6.95%, 03/15/28	44	44,623
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	10	11,449
4.35%, 06/01/28 (Call 03/01/28)	48	57,033
Ross Stores Inc.
4.70%, 04/15/27 (Call 02/15/27)	102	119,823
4.80%, 04/15/30 (Call 01/15/30)	10	12,063
5.45%, 04/15/50 (Call 10/15/49)	30	38,690
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	40	42,028
2.25%, 03/12/30 (Call 12/12/29)	46	47,778
2.45%, 06/15/26 (Call 03/15/26)	35	37,923
3.35%, 03/12/50 (Call 09/12/49)	8	8,249

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 03/01/28 (Call 12/01/27)	$15	$17,002
3.50%, 11/15/50 (Call 05/15/50)	144	152,353
3.55%, 08/15/29 (Call 05/15/29)	97	111,702
3.75%, 12/01/47 (Call 06/01/47)	127	139,478
3.80%, 08/15/25 (Call 06/15/25)	56	63,746
4.00%, 11/15/28 (Call 08/15/28)	15	17,682
4.30%, 06/15/45 (Call 12/15/44)	65	75,947
4.45%, 08/15/49 (Call 02/15/49)	38	46,037
4.50%, 11/15/48 (Call 05/15/48)	174	212,602
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	15	16,091
2.35%, 02/15/30 (Call 11/15/29)	59	64,001
2.50%, 04/15/26	118	129,370
2.65%, 09/15/30 (Call 06/15/30)	310	344,630
3.38%, 04/15/29 (Call 01/15/29)	190	221,914
3.50%, 07/01/24	181	201,462
3.63%, 04/15/46	167	206,075
3.90%, 11/15/47 (Call 05/15/47)	131	169,914
4.00%, 07/01/42	149	191,316
6.35%, 11/01/32	177	264,112
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	10	10,682
3.50%, 04/15/25 (Call 03/15/25)	52	58,030
3.75%, 04/15/27 (Call 02/15/27)	143	164,642
3.88%, 04/15/30 (Call 01/15/30)	45	53,526
4.50%, 04/15/50 (Call 10/15/49)	130	165,701
Walgreen Co., 4.40%, 09/15/42	25	26,378
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	30	34,332
4.65%, 06/01/46 (Call 12/01/45)	45	48,587
4.80%, 11/18/44 (Call 05/18/44)	30	32,857

		13,543,453

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	20	21,570
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(c)	10	10,078

		31,648

Semiconductors — 2.6%
Altera Corp., 4.10%, 11/15/23	32	35,658
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	60	65,722
3.50%, 12/05/26 (Call 09/05/26)	20	22,771
3.90%, 12/15/25 (Call 09/15/25)	21	24,127
5.30%, 12/15/45 (Call 06/15/45)	30	41,514
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	148	169,571
3.90%, 10/01/25 (Call 07/01/25)	252	290,748
4.35%, 04/01/47 (Call 10/01/46)	161	217,363
5.10%, 10/01/35 (Call 04/01/35)	98	137,332
5.85%, 06/15/41	319	486,341
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	82	90,868
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	26	30,539
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	474	489,699
2.45%, 11/15/29 (Call 08/15/29)	130	141,512
2.60%, 05/19/26 (Call 02/19/26)	189	208,161
2.70%, 12/15/22	537	566,685
2.88%, 05/11/24 (Call 03/11/24)	449	485,845

Security	Par (000)	Value

Semiconductors (continued)
3.10%, 07/29/22	$426	$449,226
3.15%, 05/11/27 (Call 02/11/27)(a)	103	116,227
3.25%, 11/15/49 (Call 05/15/49)	68	76,123
3.40%, 03/25/25 (Call 02/25/25)	88	98,705
3.70%, 07/29/25 (Call 04/29/25)	303	346,032
3.73%, 12/08/47 (Call 06/08/47)	321	382,372
3.75%, 03/25/27 (Call 01/25/27)	20	23,376
3.90%, 03/25/30 (Call 12/25/29)	98	118,965
4.00%, 12/15/32	161	202,551
4.10%, 05/19/46 (Call 11/19/45)	79	98,794
4.10%, 05/11/47 (Call 11/11/46)	243	305,478
4.25%, 12/15/42(a)	57	71,553
4.75%, 03/25/50 (Call 09/25/49)	268	370,824
4.80%, 10/01/41	23	30,951
4.90%, 07/29/45 (Call 01/29/45)	76	104,693
4.95%, 03/25/60 (Call 09/25/59)	172	249,319
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	77	82,097
5.00%, 03/15/49 (Call 09/15/48)	8	10,797
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	65	68,748
3.13%, 06/15/60 (Call 12/15/59)	23	25,140
3.75%, 03/15/26 (Call 01/15/26)	647	744,276
3.80%, 03/15/25 (Call 12/15/24)	81	91,585
4.00%, 03/15/29 (Call 12/15/28)	91	109,233
4.88%, 03/15/49 (Call 09/15/48)	141	202,298
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	189	204,524
4.88%, 06/22/28 (Call 03/22/28)	319	384,146
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	8	8,855
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	31	35,581
4.64%, 02/06/24 (Call 01/06/24)	98	109,119
4.66%, 02/15/30 (Call 11/15/29)	10	11,652
4.98%, 02/06/26 (Call 12/06/25)	227	264,698
5.33%, 02/06/29 (Call 11/06/28)	128	153,565
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	549	558,931
2.85%, 04/01/30 (Call 01/01/30)	522	580,339
3.20%, 09/16/26 (Call 06/16/26)	948	1,071,799
3.50%, 04/01/40 (Call 10/01/39)	145	167,050
3.50%, 04/01/50 (Call 10/01/49)	236	267,898
3.70%, 04/01/60 (Call 10/01/59)	100	116,919
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(b)	26	31,094
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(b)	24	27,061
4.30%, 06/18/29 (Call 03/18/29)(b)	27	31,486
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	130	166,798
4.80%, 05/20/45 (Call 11/20/44)	153	208,391
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	183	189,762
1.75%, 05/04/30 (Call 02/04/30)	61	62,933
1.85%, 05/15/22 (Call 04/15/22)	183	187,557
2.25%, 09/04/29 (Call 06/04/29)	118	126,855
2.63%, 05/15/24 (Call 03/15/24)(a)	70	75,250
2.90%, 11/03/27 (Call 08/03/27)	210	236,128
4.15%, 05/15/48 (Call 11/15/47)	161	212,134

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	$145	$156,729

		13,531,073

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	28	30,525
3.84%, 05/01/25 (Call 04/01/25)(b)	57	62,808

		93,333

Software — 4.2%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	15	14,072
3.40%, 09/15/26 (Call 06/15/26)	43	49,179
3.40%, 06/15/27 (Call 03/15/27)	53	59,745
4.50%, 06/15/47 (Call 12/15/46)	205	264,569
Adobe Inc.
1.70%, 02/01/23	316	326,779
1.90%, 02/01/25 (Call 01/01/25)	131	138,771
2.15%, 02/01/27 (Call 12/01/26)	190	204,206
2.30%, 02/01/30 (Call 11/01/29)	94	101,576
3.25%, 02/01/25 (Call 11/01/24)	120	133,432
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	127	140,101
3.50%, 06/15/27 (Call 03/15/27)	403	456,083
3.60%, 12/15/22 (Call 09/15/22)	99	104,489
4.38%, 06/15/25 (Call 03/15/25)	118	134,709
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	129	140,690
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	8	8,842
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	41	46,190
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	20	21,327
4.50%, 12/01/27 (Call 09/01/27)	111	127,652
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	235	279,279
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	10	11,166
4.50%, 08/15/46 (Call 02/15/46)	15	18,952
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	10	11,921
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	220	236,227
3.20%, 07/01/26 (Call 05/01/26)	109	122,122
3.50%, 07/01/29 (Call 04/01/29)	120	136,692
3.85%, 06/01/25 (Call 03/01/25)	43	48,778
4.20%, 10/01/28 (Call 07/01/28)	10	11,906
4.40%, 07/01/49 (Call 01/01/49)	273	345,733
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	565	591,753
2.13%, 11/15/22	542	564,141
2.38%, 02/12/22 (Call 01/12/22)	414	426,089
2.38%, 05/01/23 (Call 02/01/23)(a)	238	250,266
2.40%, 02/06/22 (Call 01/06/22)	543	558,975
2.40%, 08/08/26 (Call 05/08/26)	703	768,527
2.53%, 06/01/50 (Call 12/01/49)	327	342,912
2.65%, 11/03/22 (Call 09/03/22)	1,394	1,461,902
2.68%, 06/01/60 (Call 12/01/59)	130	136,639
2.70%, 02/12/25 (Call 11/12/24)	557	607,988
2.88%, 02/06/24 (Call 12/06/23)	421	454,613
3.13%, 11/03/25 (Call 08/03/25)	985	1,107,041
3.30%, 02/06/27 (Call 11/06/26)	924	1,058,470
3.45%, 08/08/36 (Call 02/08/36)	158	190,384

Security	Par (000)	Value

Software (continued)
3.50%, 02/12/35 (Call 08/12/34)	$322	$397,061
3.50%, 11/15/42	113	136,282
3.63%, 12/15/23 (Call 09/15/23)	492	541,653
3.70%, 08/08/46 (Call 02/08/46)	406	506,944
3.75%, 02/12/45 (Call 08/12/44)(a)	115	143,965
3.95%, 08/08/56 (Call 02/08/56)	281	371,358
4.00%, 02/12/55 (Call 08/12/54)	15	19,992
4.10%, 02/06/37 (Call 08/06/36)	62	80,242
4.20%, 11/03/35 (Call 05/03/35)	199	262,137
4.25%, 02/06/47 (Call 08/06/46)	225	306,898
4.50%, 10/01/40	8	10,917
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	109	117,481
2.65%, 07/15/26 (Call 04/15/26)	565	620,116
2.80%, 04/01/27 (Call 02/01/27)	217	238,646
2.95%, 11/15/24 (Call 09/15/24)	97	105,867
2.95%, 05/15/25 (Call 02/15/25)	73	80,098
2.95%, 04/01/30 (Call 01/01/30)	176	197,050
3.25%, 11/15/27 (Call 08/15/27)	30	33,914
3.25%, 05/15/30 (Call 02/15/30)	127	145,668
3.40%, 07/08/24 (Call 04/08/24)	36	39,560
3.60%, 04/01/40 (Call 10/01/39)	72	81,455
3.60%, 04/01/50 (Call 10/01/49)	195	218,324
3.80%, 11/15/37 (Call 05/15/37)	40	46,364
3.85%, 07/15/36 (Call 01/15/36)(a)	157	185,819
3.85%, 04/01/60 (Call 10/01/59)	276	320,099
3.90%, 05/15/35 (Call 11/15/34)	31	37,776
4.00%, 07/15/46 (Call 01/15/46)	226	265,525
4.00%, 11/15/47 (Call 05/15/47)	74	87,370
4.13%, 05/15/45 (Call 11/15/44)	57	67,953
4.30%, 07/08/34 (Call 01/08/34)	33	41,152
4.38%, 05/15/55 (Call 11/15/54)	45	56,715
4.50%, 07/08/44 (Call 01/08/44)	52	64,953
5.38%, 07/15/40	250	343,862
6.13%, 07/08/39	36	53,138
6.50%, 04/15/38	8	12,265
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	1,448	1,554,153
3.70%, 04/11/28 (Call 01/11/28)	597	700,263
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	483	503,856
3.90%, 08/21/27 (Call 05/21/27)	72	79,884
4.50%, 05/15/25 (Call 04/15/25)	50	57,061
4.65%, 05/15/27 (Call 03/15/27)	515	600,567
4.70%, 05/15/30 (Call 02/15/30)	177	208,534

		22,157,825

Telecommunications — 5.0%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	15	18,695
6.13%, 03/30/40	200	291,198
6.38%, 03/01/35	58	84,929
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	30	33,033
3.30%, 02/01/52 (Call 08/01/51)	750	743,437
3.50%, 02/01/61 (Call 08/01/60)	200	198,984
3.65%, 06/01/51 (Call 12/01/50)	91	96,082
3.80%, 02/15/27 (Call 11/15/26)	55	62,763
3.85%, 06/01/60 (Call 12/01/59)	77	81,726
3.88%, 01/15/26 (Call 10/15/25)	35	39,856
3.95%, 01/15/25 (Call 10/15/24)	15	16,893

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.10%, 02/15/28 (Call 11/15/27)	$22	$25,586
4.13%, 02/17/26 (Call 11/17/25)	141	162,847
4.25%, 03/01/27 (Call 12/01/26)	10	11,707
4.30%, 02/15/30 (Call 11/15/29)	516	616,336
4.30%, 12/15/42 (Call 06/15/42)	116	132,569
4.35%, 03/01/29 (Call 12/01/28)	170	202,038
4.35%, 06/15/45 (Call 12/15/44)	176	202,203
4.50%, 05/15/35 (Call 11/15/34)	176	209,841
4.50%, 03/09/48 (Call 09/09/47)	353	415,234
4.55%, 03/09/49 (Call 09/09/48)	167	197,626
4.75%, 05/15/46 (Call 11/15/45)	357	427,864
4.80%, 06/15/44 (Call 12/15/43)	141	169,946
4.85%, 03/01/39 (Call 09/01/38)	46	56,179
4.85%, 07/15/45 (Call 01/15/45)	26	31,212
5.15%, 03/15/42	43	53,897
5.15%, 11/15/46 (Call 05/15/46)(a)	272	341,355
5.15%, 02/15/50 (Call 08/14/49)	168	215,218
5.25%, 03/01/37 (Call 09/01/36)	272	343,283
5.30%, 08/15/58 (Call 02/14/58)	103	134,867
5.35%, 09/01/40	53	67,987
5.35%, 12/15/43	135	171,032
5.45%, 03/01/47 (Call 09/01/46)	71	93,146
5.55%, 08/15/41	17	21,834
5.65%, 02/15/47 (Call 08/15/46)	37	48,640
5.70%, 03/01/57 (Call 09/01/56)	44	60,335
6.00%, 08/15/40 (Call 05/15/40)	47	63,296
6.10%, 07/15/40	20	26,566
6.15%, 09/15/34	169	232,894
6.25%, 03/29/41	66	90,811
6.30%, 01/15/38	5	6,963
6.35%, 03/15/40	30	41,513
6.38%, 03/01/41	73	103,198
6.55%, 02/15/39	15	20,873
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	113	141,148
4.46%, 04/01/48 (Call 10/01/47)	86	110,036
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	205	227,737
5.13%, 12/04/28 (Call 09/04/28)	200	246,582
9.63%, 12/15/30	492	800,469
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	136	143,341
2.50%, 09/20/26 (Call 06/20/26)	246	272,605
2.95%, 02/28/26(a)	186	209,864
3.50%, 06/15/25	128	146,527
3.63%, 03/04/24	124	137,806
5.50%, 01/15/40	186	274,097
5.90%, 02/15/39	351	530,916
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	82	93,765
4.38%, 11/15/57 (Call 05/15/57)	143	171,892
4.70%, 03/15/37	50	59,092
4.75%, 03/15/42	56	69,742
5.35%, 11/15/48 (Call 05/15/48)	42	56,126
5.45%, 11/15/79 (Call 05/15/79)	208	264,252
5.75%, 08/15/40	15	20,150
5.85%, 11/15/68 (Call 05/15/68)	38	49,962
Deutsche Telekom International Finance BV
8.75%, 06/15/30	159	249,830
9.25%, 06/01/32	21	35,285

Security	Par (000)	Value

Telecommunications (continued)
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	$40	$45,503
4.35%, 06/15/25 (Call 03/15/25)	15	16,883
4.50%, 03/15/24	29	32,579
5.95%, 03/15/41	35	43,977
Koninklijke KPN NV, 8.38%, 10/01/30	289	423,177
Motorola Solutions Inc.
3.50%, 03/01/23	10	10,603
3.75%, 05/15/22	45	47,492
4.00%, 09/01/24	240	265,726
4.60%, 02/23/28 (Call 11/23/27)	264	306,317
4.60%, 05/23/29 (Call 02/23/29)	357	419,439
5.50%, 09/01/44	68	79,412
Orange SA
5.38%, 01/13/42	379	534,958
5.50%, 02/06/44 (Call 08/06/43)	108	157,561
9.00%, 03/01/31	449	736,001
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	32	35,527
3.00%, 03/15/23 (Call 12/15/22)	110	116,588
3.63%, 12/15/25 (Call 09/15/25)(a)	215	244,689
3.70%, 11/15/49 (Call 05/15/49)	278	316,767
4.10%, 10/01/23 (Call 07/01/23)	145	159,791
4.30%, 02/15/48 (Call 08/15/47)	28	34,364
4.35%, 05/01/49 (Call 11/01/48)	118	146,912
4.50%, 03/15/43 (Call 09/15/42)	44	53,900
5.00%, 03/15/44 (Call 09/15/43)	240	314,638
5.45%, 10/01/43 (Call 04/01/43)	105	146,552
7.50%, 08/15/38	15	23,109
Telefonica Emisiones SA
4.10%, 03/08/27	150	171,950
4.57%, 04/27/23	100	109,858
4.90%, 03/06/48	10	11,864
5.21%, 03/08/47	225	270,801
5.52%, 03/01/49 (Call 09/01/48)	150	188,736
7.05%, 06/20/36	176	255,348
Telefonica Europe BV, 8.25%, 09/15/30	162	246,430
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	51	54,836
3.70%, 09/15/27 (Call 06/15/27)	97	109,532
4.30%, 06/15/49 (Call 12/15/48)	195	235,716
4.60%, 11/16/48 (Call 05/16/48)	279	353,733
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(b)	47	51,966
3.75%, 04/15/27 (Call 02/15/27)(b)	85	96,211
3.88%, 04/15/30 (Call 01/15/30)(b)	79	90,521
4.38%, 04/15/40 (Call 10/15/39)(b)	147	176,937
4.50%, 04/15/50 (Call 10/15/49)(b)	197	240,590
Verizon Communications Inc.
2.63%, 08/15/26	76	83,759
3.00%, 03/22/27 (Call 01/22/27)	93	103,927
3.15%, 03/22/30 (Call 12/22/29)	25	28,283
3.38%, 02/15/25	12	13,422
3.50%, 11/01/24 (Call 08/01/24)	103	114,493
3.85%, 11/01/42 (Call 05/01/42)	85	101,115
3.88%, 02/08/29 (Call 11/08/28)	50	59,160
4.00%, 03/22/50 (Call 09/22/49)(a)	109	136,695
4.02%, 12/03/29 (Call 09/03/29)	30	36,007
4.13%, 03/16/27	99	117,102
4.13%, 08/15/46	45	55,385

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.27%, 01/15/36	$211	$258,713
4.33%, 09/21/28	78	94,426
4.40%, 11/01/34 (Call 05/01/34)	121	151,438
4.50%, 08/10/33	331	419,354
4.52%, 09/15/48	483	635,575
4.67%, 03/15/55	88	120,688
4.75%, 11/01/41(a)	474	631,667
4.81%, 03/15/39	323	426,531
4.86%, 08/21/46	210	284,288
5.01%, 04/15/49	359	503,077
5.01%, 08/21/54	45	65,069
5.25%, 03/16/37	189	256,121
5.50%, 03/16/47	234	343,110
6.55%, 09/15/43	26	41,851
Vodafone Group PLC
2.50%, 09/26/22(a)	214	222,599
2.95%, 02/19/23	182	192,652
3.75%, 01/16/24	53	58,117
4.13%, 05/30/25	249	285,976
4.25%, 09/17/50	181	211,415
4.38%, 05/30/28	212	253,312
4.38%, 02/19/43	177	206,375
4.88%, 06/19/49	120	149,862
5.00%, 05/30/38	334	420,726
5.13%, 06/19/59(a)	55	69,479
5.25%, 05/30/48	309	403,727
6.15%, 02/27/37	190	268,436
6.25%, 11/30/32	35	47,902
7.88%, 02/15/30	102	148,468

		26,375,512

Textiles — 0.0%
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	5	5,326
3.85%, 02/01/23 (Call 11/01/22)(a)	36	38,223

		43,549

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
2.60%, 11/19/22	75	77,475
3.00%, 11/19/24 (Call 10/19/24)	25	26,383
3.50%, 09/15/27 (Call 06/15/27)	180	185,656
3.55%, 11/19/26 (Call 09/19/26)	35	36,884
3.90%, 11/19/29 (Call 08/19/29)	75	78,698
5.10%, 05/15/44 (Call 11/15/43)	151	155,365
6.35%, 03/15/40	158	186,566

		747,027

Transportation — 2.6%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	41	46,843
3.55%, 02/15/50 (Call 08/15/49)	97	115,050
3.90%, 08/01/46 (Call 02/01/46)	3	3,716
4.05%, 06/15/48 (Call 12/15/47)	125	158,815
4.13%, 06/15/47 (Call 12/15/46)	5	6,384
4.15%, 04/01/45 (Call 10/01/44)	90	113,943
4.15%, 12/15/48 (Call 06/15/48)	23	29,795
4.38%, 09/01/42 (Call 03/01/42)	19	24,319
4.45%, 03/15/43 (Call 09/15/42)	158	205,493
4.55%, 09/01/44 (Call 03/01/44)	10	13,223
4.70%, 09/01/45 (Call 03/01/45)	5	6,805
4.90%, 04/01/44 (Call 10/01/43)	60	82,516

Security	Par (000)	Value

Transportation (continued)
5.15%, 09/01/43 (Call 03/01/43)	$50	$70,656
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	66	72,395
2.95%, 11/21/24 (Call 08/21/24)	63	68,087
3.20%, 08/02/46 (Call 02/02/46)	80	91,751
3.65%, 02/03/48 (Call 08/03/47)	184	223,685
4.45%, 01/20/49 (Call 07/20/48)	54	73,415
6.20%, 06/01/36	93	140,145
6.25%, 08/01/34	5	7,623
6.38%, 11/15/37	36	55,694
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	130	136,135
2.90%, 02/01/25 (Call 11/01/24)	89	97,088
4.00%, 06/01/28 (Call 03/01/28)	96	113,299
4.80%, 08/01/45 (Call 02/01/45)	10	13,659
6.13%, 09/15/2115 (Call 03/15/2115)	58	88,835
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	69	81,541
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	112	119,523
2.60%, 11/01/26 (Call 08/01/26)	25	27,518
3.25%, 06/01/27 (Call 03/01/27)	161	182,054
3.35%, 11/01/25 (Call 08/01/25)	24	27,196
3.35%, 09/15/49 (Call 03/15/49)	43	48,403
3.40%, 08/01/24 (Call 05/01/24)	15	16,566
3.80%, 03/01/28 (Call 12/01/27)	58	67,879
3.80%, 11/01/46 (Call 05/01/46)	63	73,123
3.80%, 04/15/50 (Call 10/15/49)	265	319,815
3.95%, 05/01/50 (Call 11/01/49)	150	183,748
4.10%, 03/15/44 (Call 09/15/43)	111	136,453
4.25%, 03/15/29 (Call 12/15/28)	160	193,352
4.25%, 11/01/66 (Call 05/01/66)	88	109,211
4.30%, 03/01/48 (Call 09/01/47)	166	211,255
4.40%, 03/01/43 (Call 09/01/42)	149	182,674
4.50%, 03/15/49 (Call 09/15/48)	13	16,997
4.50%, 08/01/54 (Call 02/01/54)	5	6,575
4.65%, 03/01/68 (Call 09/01/67)	18	23,738
4.75%, 05/30/42 (Call 11/30/41)	108	138,198
4.75%, 11/15/48 (Call 05/15/48)	48	64,336
5.50%, 04/15/41 (Call 10/15/40)	67	91,362
6.00%, 10/01/36	40	55,440
6.15%, 05/01/37	298	418,595
6.22%, 04/30/40	18	26,477
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	95	105,294
3.25%, 04/01/26 (Call 01/01/26)	41	45,702
3.30%, 03/15/27 (Call 12/15/26)	34	37,538
3.80%, 05/15/25 (Call 04/15/25)	45	50,898
3.88%, 08/01/42	5	5,362
3.90%, 02/01/35(a)	35	40,156
4.00%, 01/15/24	45	49,909
4.05%, 02/15/48 (Call 08/15/47)	127	142,446
4.10%, 04/15/43	13	14,374
4.10%, 02/01/45	48	53,876
4.20%, 10/17/28 (Call 07/17/28)	15	17,780
4.40%, 01/15/47 (Call 07/15/46)	71	81,749
4.55%, 04/01/46 (Call 10/01/45)	143	169,346
4.75%, 11/15/45 (Call 05/15/45)	73	88,799
4.95%, 10/17/48 (Call 04/17/48)	65	81,657
5.10%, 01/15/44	33	41,627

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.25%, 05/15/50 (Call 11/15/49)	$200	$265,166
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	75	86,722
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	197	204,921
3.00%, 05/15/23 (Call 02/15/23)	15	15,430
3.50%, 05/01/50 (Call 11/01/49)	135	139,324
4.20%, 11/15/69 (Call 05/15/69)	30	30,940
4.30%, 05/15/43 (Call 11/15/42)	63	67,487
4.70%, 05/01/48 (Call 11/01/47)	268	297,188
4.95%, 08/15/45 (Call 02/15/45)	311	336,032
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	51	55,652
2.90%, 02/15/23 (Call 11/15/22)	350	368,900
2.90%, 06/15/26 (Call 03/15/26)	181	200,736
3.15%, 06/01/27 (Call 03/01/27)	18	19,972
3.16%, 05/15/55 (Call 11/15/54)(b)	114	119,757
3.40%, 11/01/49 (Call 05/01/49)	49	55,014
3.65%, 08/01/25 (Call 06/01/25)	183	207,057
3.80%, 08/01/28 (Call 05/01/28)	81	95,778
3.94%, 11/01/47 (Call 05/01/47)	81	96,691
3.95%, 10/01/42 (Call 04/01/42)	21	24,925
4.05%, 08/15/52 (Call 02/15/52)	81	98,286
4.10%, 05/15/49 (Call 11/15/48)	85	104,859
4.15%, 02/28/48 (Call 08/28/47)	83	102,989
4.45%, 06/15/45 (Call 12/15/44)	43	54,623
4.65%, 01/15/46 (Call 07/15/45)	108	141,056
4.84%, 10/01/41	96	125,799
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	5	5,180
2.80%, 03/01/22 (Call 02/01/22)	262	270,279
2.88%, 06/01/22 (Call 05/01/22)	115	119,399
2.90%, 12/01/26 (Call 10/01/26)	100	106,887
3.40%, 03/01/23 (Call 02/01/23)	157	166,863
3.45%, 11/15/21 (Call 10/15/21)	254	261,988
3.65%, 03/18/24 (Call 02/18/24)	14	15,215
3.75%, 06/09/23 (Call 05/09/23)(a)	102	109,878
3.88%, 12/01/23 (Call 11/01/23)	15	16,370
4.63%, 06/01/25 (Call 05/01/25)	115	132,539
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	30	32,408
2.75%, 03/01/26 (Call 12/01/25)	90	98,607
3.00%, 04/15/27 (Call 01/15/27)	10	11,185
3.15%, 03/01/24 (Call 02/01/24)	10	10,853
3.25%, 01/15/25 (Call 10/15/24)	15	16,479
3.25%, 08/15/25 (Call 05/15/25)	19	21,140
3.25%, 02/05/50 (Call 08/05/49)	358	396,381
3.35%, 08/15/46 (Call 02/15/46)	43	47,739
3.55%, 08/15/39 (Call 02/15/39)	50	58,740
3.65%, 02/15/24 (Call 11/15/23)	35	38,258
3.70%, 03/01/29 (Call 12/01/28)	88	103,115
3.75%, 07/15/25 (Call 05/15/25)	50	56,888
3.75%, 02/05/70 (Call 08/05/69)	170	192,595
3.80%, 10/01/51 (Call 04/01/51)	181	218,878
3.84%, 03/20/60 (Call 09/20/59)	10	11,762
3.88%, 02/01/55 (Call 08/01/54)	30	35,827
3.95%, 09/10/28 (Call 06/10/28)	55	65,322
3.95%, 08/15/59 (Call 02/15/59)	35	41,586
4.00%, 04/15/47 (Call 10/15/46)	48	58,619
4.05%, 11/15/45 (Call 05/15/45)	18	21,793

Security	Par/ Shares (000)	Value

Transportation (continued)
4.05%, 03/01/46 (Call 09/01/45)	$63	$76,706
4.10%, 09/15/67 (Call 03/15/67)	41	49,259
4.15%, 01/15/45 (Call 07/15/44)	13	15,825
4.30%, 03/01/49 (Call 09/01/48)	153	196,712
4.38%, 09/10/38 (Call 03/10/38)	20	24,903
4.38%, 11/15/65 (Call 05/15/65)	77	97,363
4.50%, 09/10/48 (Call 03/10/48)	61	80,872
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	5	5,299
2.50%, 09/01/29 (Call 06/01/29)	14	15,318
3.05%, 11/15/27 (Call 08/15/27)	56	63,444
3.40%, 03/15/29 (Call 12/15/28)	65	75,365
3.40%, 11/15/46 (Call 05/15/46)	15	16,978
3.40%, 09/01/49 (Call 03/01/49)	261	296,619
3.63%, 10/01/42	56	64,922
3.75%, 11/15/47 (Call 05/15/47)	41	49,267
3.90%, 04/01/25 (Call 03/01/25)	86	97,892
4.25%, 03/15/49 (Call 09/15/48)	21	27,143
4.45%, 04/01/30 (Call 01/01/30)	51	64,290
4.88%, 11/15/40 (Call 05/15/40)	26	34,312
6.20%, 01/15/38	215	325,058

		13,643,535

Trucking & Leasing — 0.0%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	30	32,219
3.85%, 03/30/27 (Call 12/30/26)(a)	28	30,458
4.55%, 11/07/28 (Call 08/07/28)	78	89,617
4.70%, 04/01/29 (Call 01/01/29)	5	5,852
5.20%, 03/15/44 (Call 09/15/43)	25	31,211

		189,357

Water — 0.3%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	90	99,572
2.95%, 09/01/27 (Call 06/01/27)	75	83,083
3.40%, 03/01/25 (Call 12/01/24)	25	27,663
3.45%, 06/01/29 (Call 03/01/29)	16	18,408
3.45%, 05/01/50 (Call 11/01/49)	288	330,109
3.75%, 09/01/28 (Call 06/01/28)	63	73,934
3.75%, 09/01/47 (Call 03/01/47)	49	57,849
4.00%, 12/01/46 (Call 06/01/46)	20	24,200
4.15%, 06/01/49 (Call 12/01/48)(a)	73	91,547
4.20%, 09/01/48 (Call 03/01/48)(a)	123	155,337
4.30%, 12/01/42 (Call 06/01/42)	164	203,324
4.30%, 09/01/45 (Call 03/01/45)	30	37,582
6.59%, 10/15/37	62	93,505
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	97	104,840
3.35%, 04/15/50 (Call 10/15/49)	170	184,159
3.57%, 05/01/29 (Call 02/01/29)	70	79,562

		1,664,674

Total Corporate Bonds & Notes — 96.9% (Cost: $500,449,143)		511,611,547

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(e)(f)(g)	13,593	13,606,321

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(e)(f)	13,470	$13,470,000

		27,076,321

Total Short-Term Investments — 5.1% (Cost: $27,072,731)		27,076,321

Total Investments in Securities — 102.0% (Cost: $527,521,874)		538,687,868

Other Assets, Less Liabilities — (2.0)%		(10,711,771)

Net Assets — 100.0%		$527,976,097

(a)	All or a portion of this security is on loan

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,602,186	$6,006,376	(a)	$—	$(4,054)	$1,813	$13,606,321	13,593	$25,486	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,266,000	11,204,000	(a)	—	—	—	13,470,000	13,470	5,227		—

					$(4,054)	$1,813	$27,076,321		$30,713		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$511,611,547	$—	$511,611,547
Money Market Funds	27,076,321	—	—	27,076,321

	$27,076,321	$511,611,547	$—	$538,687,868

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	78

Statements of Assets and Liabilities (unaudited)

August 31, 2020

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$362,179,484	$434,826,268	$511,611,547
Affiliated(c)	17,556,571	81,372,388	27,076,321
Cash	6,655	—	3,250
Receivables:
Investments sold	7,025,525	2,015,844	3,446,874
Securities lending income — Affiliated	4,197	323	4,561
TBA sales commitments	—	4,533,414	—
Capital shares sold	159,237	55,615	669,543
Dividends	245	30,513	1,320
Interest	2,968,006	2,109,198	4,852,697

Total assets	389,899,920	524,943,563	547,666,113

LIABILITIES
Bank overdraft	—	12	—
Collateral on securities loaned, at value	12,468,077	1,788,519	13,606,963
TBA sales commitments, at value(d)	—	4,530,618	—
Payables:
Investments purchased	6,845,912	83,129,373	6,010,232
Investment advisory fees	36,193	30,522	72,821

Total liabilities	19,350,182	89,479,044	19,690,016

NET ASSETS	$370,549,738	$435,464,519	$527,976,097

NET ASSETS CONSIST OF:
Paid-in capital	$360,520,368	$419,333,552	$515,847,113
Accumulated earnings	10,029,370	16,130,967	12,128,984

NET ASSETS	$370,549,738	$435,464,519	$527,976,097

Shares outstanding	14,200,000	7,700,000	19,000,000

Net asset value	$26.10	$56.55	$27.79

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$11,860,098	$1,719,802	$13,152,758
(b) Investments, at cost — Unaffiliated	$352,109,176	$420,867,331	$500,449,143
(c) Investments, at cost — Affiliated	$17,547,252	$81,356,864	$27,072,731
(d) Proceeds from TBA sales commitments	$—	$4,533,414	$—

See notes to financial statements.

79	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2020

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$10,847	$189,958	$5,227
Interest — Unaffiliated	3,186,391	2,554,302	3,061,482
Securities lending income — Affiliated — net	33,034	2,625	25,486
Other income — Unaffiliated	—	102	449

Total investment income	3,230,272	2,746,987	3,092,644

EXPENSES
Investment advisory fees	178,170	153,103	223,849
Miscellaneous	264	264	264

Total expenses	178,434	153,367	224,113

Less:
Investment advisory fees waived	—	(25,176)	—

Total expenses after fees waived	178,434	128,191	224,113

Net investment income	3,051,838	2,618,796	2,868,531

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(662,930)	1,605,238	204,863
Investments — Affiliated	(6,339)	(7,488)	(4,054)
In-kind redemptions — Unaffiliated	61,583	—	94,994

Net realized gain (loss)	(607,686)	1,597,750	295,803

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,552,128	4,207,632	5,024,398
Investments — Affiliated	6,837	6,905	1,813

Net change in unrealized appreciation (depreciation)	4,558,965	4,214,537	5,026,211

Net realized and unrealized gain	3,951,279	5,812,287	5,322,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,003,117	$8,431,083	$8,190,545

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	80

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF
	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,051,838	$3,606,585	$2,618,796	$2,680,298
Net realized gain (loss)	(607,686)	296,528	1,597,750	587,269
Net change in unrealized appreciation (depreciation)	4,558,965	5,348,343	4,214,537	8,687,257

Net increase in net assets resulting from operations	7,003,117	9,251,456	8,431,083	11,954,824

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,055,820)	(3,360,749)	(2,731,079)	(2,800,466)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	95,025,364	195,232,994	208,078,645	156,160,859

NET ASSETS
Total increase in net assets	98,972,661	201,123,701	213,778,649	165,315,217
Beginning of period	271,577,077	70,453,376	221,685,870	56,370,653

End of period	$370,549,738	$271,577,077	$435,464,519	$221,685,870

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

81	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG Aware USD Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,868,531	$1,852,908
Net realized gain	295,803	710,804
Net change in unrealized appreciation (depreciation)	5,026,211	6,353,774

Net increase in net assets resulting from operations	8,190,545	8,917,486

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,513,030)	(1,632,739)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	395,343,762	94,146,137

NET ASSETS
Total increase in net assets	401,021,277	101,430,884
Beginning of period	126,954,820	25,523,936

End of period	$527,976,097	$126,954,820

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	82

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$25.74		$24.72	$24.60	$25.00

Net investment income(b)	0.27		0.70	0.72	0.35
Net realized and unrealized gain (loss)(c)	0.36		1.02	0.06	(0.47)

Net increase (decrease) from investment operations	0.63		1.72	0.78	(0.12)

Distributions(d)
From net investment income		(0.27)	(0.70)	(0.66)	(0.28)

Total distributions		(0.27)	(0.70)	(0.66)	(0.28)

Net asset value, end of period	$26.10		$25.74	$24.72	$24.60

Total Return
Based on net asset value	2.49	%(e)	7.07%	3.23%	(0.47	)%(e)

Ratios to Average Net Assets
Total expenses	0.12	%(f)	0.12%	0.12%	0.12	%(f)

Net investment income	2.06	%(f)	2.75%	2.93%	2.20	%(f)

Supplemental Data
Net assets, end of period (000)	$370,550		$271,577	$70,453	$24,603

Portfolio turnover rate(g)	19	%(e)	24%	29%	30	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

83	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Period From 10/18/18 to 02/28/19	(a)

Net asset value, beginning of period	$55.42		$51.25	$50.00

Net investment income(b)	0.48		1.44	0.60
Net realized and unrealized gain(c)	1.20		4.38	1.12

Net increase from investment operations	1.68		5.82	1.72

Distributions(d)
From net investment income		(0.55)	(1.48)	(0.47)
From net realized gain	—		(0.17)	—

Total distributions		(0.55)	(1.65)	(0.47)

Net asset value, end of period	$56.55		$55.42	$51.25

Total Return
Based on net asset value	3.06	%(e)	11.52%	3.46	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10	%(f)

Total expenses after fees waived	0.08	%(f)	0.09%	0.09	%(f)

Net investment income	1.71	%(f)	2.69%	3.21	%(f)

Supplemental Data
Net assets, end of period (000)	$435,465		$221,686	$56,371

Portfolio turnover rate(g)(h)	181	%(e)	266%	99	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	84

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF

	Six Months Ended 08/31/20 (unaudited)		Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$27.30		$24.31	$24.56	$24.98

Net investment income(b)	0.32		0.82	0.84	0.46
Net realized and unrealized gain (loss)(c)	0.51		2.97	(0.28)	(0.48)

Net increase (decrease) from investment operations	0.83		3.79	0.56	(0.02)

Distributions(d)
From net investment income		(0.34)	(0.80)	(0.81)	(0.40)

Total distributions		(0.34)	(0.80)	(0.81)	(0.40)

Net asset value, end of period	$27.79		$27.30	$24.31	$24.56

Total Return
Based on net asset value	3.10	%(e)	15.85%	2.35%	(0.11	)%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Net investment income	2.31	%(f)	3.14%	3.48%	2.90	%(f)

Supplemental Data
Net assets, end of period (000)	$527,976		$126,955	$25,524	$12,279

Portfolio turnover rate(g)	12	%(e)	11%	20%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

85	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Aware 1-5 Year USD Corporate Bond(a)(b)	Diversified
ESG Aware U.S. Aggregate Bond(c)	Diversified
ESG Aware USD Corporate Bond(b)(d)	Diversified

(a)	Formerly the iShares ESG 1-5 Year USD Corporate Bond ETF.
(b)	The Fund’s classification changed from non-diversified to diversified during the reporting period.
(c)	Formerly the iShares ESG U.S. Aggregate Bond ETF.
(d)	Formerly the iShares ESG USD Corporate Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	86

Notes to Financial Statements  (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

87	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$1,205,757	$1,205,757		$—	$—
BNP Paribas Securities Corp.	448,132	448,132		—	—
BofA Securities, Inc.	2,306,978	2,306,978		—	—
Citigroup Global Markets Inc.	62,244	62,244		—	—
Credit Suisse Securities (USA) LLC	1,215,257	1,215,257		—	—
JPMorgan Securities LLC	2,207,921	2,207,921		—	—
Morgan Stanley & Co. LLC	996,943	996,943		—	—
Pershing LLC	19,114	19,114		—	—
Scotia Capital (USA) Inc.	128,500	128,500		—	—
Wells Fargo Securities LLC	3,269,252	3,269,252		—	—

	$11,860,098	$11,860,098		$—	$—

ESG Aware U.S. Aggregate Bond
Barclays Capital Inc.	$47,075	$47,075		$—	$—
Citigroup Global Markets Inc.	1,575,812	1,575,812		—	—
JPMorgan Securities LLC	96,915	96,915		—	—

	$1,719,802	$1,719,802		$—	$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$1,738,990	$1,738,990		$—	$—
BNP Paribas Securities Corp.	28,008	28,008		—	—
BofA Securities, Inc.	2,968,328	2,968,328		—	—
Citigroup Global Markets Inc.	349,246	349,246		—	—
Credit Suisse Securities (USA) LLC	785,315	785,315		—	—
JPMorgan Securities LLC	3,725,938	3,725,938		—	—
Morgan Stanley & Co. LLC	605,778	605,778		—	—
Pershing LLC	460,169	460,169		—	—
Scotia Capital (USA) Inc.	80,189	80,189		—	—
Wells Fargo Securities LLC	2,410,797	2,410,797		—	—

	$13,152,758	$13,152,758		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware 1-5 Year USD Corporate Bond	$9,416
ESG Aware U.S. Aggregate Bond	925
ESG Aware USD Corporate Bond	7,356

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

89	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware U.S. Aggregate Bond	$—	$21,817	$(4,067)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$61,102,449	$56,129,771
ESG Aware U.S. Aggregate Bond	595,123,101	542,041,201	16,879,076	6,858,224
ESG Aware USD Corporate Bond	—	—	64,115,561	30,305,137

For the six months ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware 1-5 Year USD Corporate Bond	$116,668,870	$23,266,463
ESG Aware U.S. Aggregate Bond	142,744,524	—
ESG Aware USD Corporate Bond	362,105,183	11,763,998

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware 1-5 Year USD Corporate Bond	$369,739,583	$10,056,121	$(59,649)	$9,996,472
ESG Aware U.S. Aggregate Bond	502,243,126	14,431,182	(475,652)	13,955,530
ESG Aware USD Corporate Bond	527,569,336	12,203,640	(1,085,108)	11,118,532

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	90

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 08/31/20		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware 1-5 Year USD Corporate Bond
Shares sold	4,650,000	$119,860,927	7,700,000	$195,232,994
Shares redeemed	(1,000,000)	(24,835,563)	—	—

Net increase	3,650,000	$95,025,364	7,700,000	$195,232,994

ESG Aware U.S. Aggregate Bond
Shares sold	3,700,000	$208,078,645	2,900,000	$156,160,859

ESG Aware USD Corporate Bond
Shares sold	14,850,000	$407,942,018	4,000,000	$105,045,461
Shares redeemed	(500,000)	(12,598,256)	(400,000)	(10,899,324)

Net increase	14,350,000	$395,343,762	3,600,000	$94,146,137

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares ESG Aware USD Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	96

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Aware 1-5 Year USD Corporate Bond(a)	$0.267677	$—	$0.005189	$0.272866	98%	—%	2%	100%
ESG Aware U.S. Aggregate Bond(a)	0.528037	—	0.020214	0.548251	96	—	4	100
ESG Aware USD Corporate Bond(a)	0.331068	—	0.009437	0.340505	97	—	3	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	98

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

TBA	To-Be-Announced

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-209-0820

AUGUST 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. For most of the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. By the end of the reporting period, all major investment categories posted positive returns, and many equity indices were near all-time highs. In the United States, large-capitalization stocks advanced significantly, outperforming small-capitalization stocks, which also gained for the reporting period. International equities from developed economies also turned in a positive performance while lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced interest rates twice in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit ishares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.63%	21.94%
U.S. small cap equities (Russell 2000® Index)	6.57	6.02
International equities (MSCI Europe, Australasia, Far East Index)	7.10	6.13
Emerging market equities (MSCI Emerging Markets Index)	11.23	14.49
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.34	1.26
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.67	8.93
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.98	6.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.29	3.15
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.04	4.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the“Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg Barclays MSCI US Universal Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	1.10%
Fund Market	1.20
Index	1.21

The inception date of the Fund was 6/23/20. The first day of secondary market trading was 6/25/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (06/23/20)	(a)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$ 1,011.00	$ 0.23		$ 1,000.00	$ 1,024.60	$ 0.61		0.12%

(a)	The beginning of the period (commencement of operations) is June 23, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (70 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	57.7%
Corporate Bonds & Notes	34.2
Foreign Government Obligations	8.1
Collaterized Mortgage Obligations	1.1
TBA Sales Commitments	(1.1)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	62.2%
Aa	2.1
A	13.1
Baa	15.1
Ba	3.4
B	1.6
Caa	0.2
Not Rated	2.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	$100	$115,469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	100	113,187
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	100	108,760

		337,416

Total Collaterized Mortgage Obligations — 1.1% (Cost: $333,920)		337,416

Corporate Bonds & Notes

Advertising — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(b)	10	10,363

Aerospace & Defense — 0.3%
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 07/01/24)	20	21,444
6.88%, 05/01/25 (Call 04/01/25)	25	28,401
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(b)	10	9,778
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(b)	5	5,052
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	15	16,947

		81,622

Apparel — 0.2%
Hanesbrands Inc., 5.38%, 05/15/25 (Call 05/15/22)(b)	15	16,009
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	15	15,391
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	15	15,970

		47,370

Auto Manufacturers — 0.5%
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	50	53,056
Navistar International Corp., 9.50%, 05/01/25 (Call 04/21/22)(b)	15	17,086
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	20	20,778
Toyota Motor Credit Corp. 1.15%, 05/26/22	25	25,346
1.80%, 02/13/25	5	5,231
2.90%, 03/30/23	25	26,563
3.20%, 01/11/27	5	5,631

		153,691

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	10	10,290
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	50	53,040
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(b)	10	10,628

		73,958

Banks — 5.6%
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	50	55,774
3.44%, 02/07/28 (Call 02/07/27)(a)	25	28,936
3.45%, 08/11/23	50	54,505
3.50%, 04/28/23	25	27,141
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	200	215,862
Cooperatieve Rabobank UA, 5.25%, 05/24/41	40	59,076

Security	Par (000)	Value

Banks (continued)
KeyCorp, 4.15%, 10/29/25	$50	$57,916
KeyCorp., 4.10%, 04/30/28	10	11,781
KfW 1.75%, 09/14/29	25	27,115
2.00%, 05/02/25	25	26,899
2.13%, 01/17/23	50	52,252
2.50%, 02/15/22	35	36,159
2.63%, 01/25/22	100	103,366
Landwirtschaftliche Rentenbank, Series 40, 0.50%, 05/27/25	25	25,109
Lloyds Banking Group PLC, 4.45%, 05/08/25	200	229,174
Mitsubishi UFJ Financial Group Inc. 3.46%, 03/02/23	35	37,392
3.68%, 02/22/27	50	56,726
3.76%, 07/26/23	75	81,709
4.29%, 07/26/38	25	31,070
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	25	28,648
PNC Financial Services Group Inc. (The)
2.60%, 07/23/26 (Call 05/24/26)	50	54,987
3.45%, 04/23/29 (Call 01/23/29)	25	28,935
3.50%, 01/23/24 (Call 12/24/23)	50	54,790
Sumitomo Mitsui Financial Group Inc. 2.78%, 10/18/22	50	52,371
3.10%, 01/17/23	25	26,511
3.20%, 09/17/29	75	81,546
3.36%, 07/12/27	10	11,179
3.78%, 03/09/26	25	28,604
Truist Bank, 2.80%, 05/17/22 (Call 04/17/22)	25	26,018
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	50	52,177
3.75%, 12/06/23 (Call 11/06/23)	25	27,547

		1,691,275

Beverages — 1.6%
Coca-Cola Co. (The) 1.55%, 09/01/21	25	25,324
2.50%, 06/01/40	10	10,359
2.60%, 06/01/50	25	25,510
2.75%, 06/01/60	5	5,084
2.95%, 03/25/25	75	82,794
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	5	5,817
4.42%, 12/15/46 (Call 06/15/46)	10	12,463
4.60%, 05/25/28 (Call 02/25/28)	25	30,237
PepsiCo Inc.
2.75%, 03/01/23	50	52,970
2.75%, 03/19/30 (Call 12/19/29)	75	84,284
3.38%, 07/29/49 (Call 01/29/49)	25	28,573
3.50%, 07/17/25 (Call 04/17/25)	75	84,830
3.63%, 03/19/50 (Call 09/19/49)	10	12,176
4.45%, 04/14/46 (Call 10/14/45)	10	13,324

		473,745

Biotechnology — 1.0%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	25	26,494
2.30%, 02/25/31 (Call 11/25/30)	10	10,535
2.45%, 02/21/30 (Call 11/21/29)	10	10,703
2.65%, 05/11/22 (Call 04/11/22)	50	51,806
2.77%, 09/01/53 (Call 03/01/53)(b)	13	12,789
3.15%, 02/21/40 (Call 08/21/39)	25	26,610
4.40%, 05/01/45 (Call 11/01/44)	15	18,668

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.66%, 06/15/51 (Call 12/15/50)	$25	$33,001
Biogen Inc. 3.15%, 05/01/50 (Call 11/01/49)	20	20,297
5.20%, 09/15/45 (Call 03/15/45)	5	6,797
Gilead Sciences Inc. 3.50%, 02/01/25 (Call 11/01/24)	25	27,933
4.75%, 03/01/46 (Call 09/01/45)	5	6,708
4.80%, 04/01/44 (Call 10/01/43)	5	6,683
5.65%, 12/01/41 (Call 06/01/41)	25	36,747

		295,771

Building Materials — 0.3%
Builders FirstSource Inc., 5.00%, 03/01/30 (Call 03/01/25)(b)	10	10,658
Carrier Global Corp. 2.24%, 02/15/25 (Call 01/15/25)(b)	5	5,241
2.72%, 02/15/30 (Call 11/15/29)(b)	5	5,249
3.38%, 04/05/40 (Call 10/05/39)(b)	10	10,412
3.58%, 04/05/50 (Call 10/05/49)(b)	5	5,309
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	25	29,295
Owens Corning, 4.40%, 01/30/48 (Call 07/30/47)	5	5,507
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	5	5,237

		76,908

Chemicals — 0.8%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	10	10,566
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	25	27,623
4.49%, 11/15/25 (Call 09/25/25)	25	29,061
5.42%, 11/15/48 (Call 05/15/48)	5	6,820
International Flavors & Fragrances Inc. 3.20%, 05/01/23 (Call 02/01/23)	10	10,400
5.00%, 09/26/48 (Call 03/26/48)	10	12,455
Mosaic Co. (The) 4.25%, 11/15/23 (Call 08/15/23)	10	10,855
5.45%, 11/15/33 (Call 05/15/33)	25	28,789
Nutrien Ltd. 3.95%, 05/13/50 (Call 11/13/49)	25	28,914
4.00%, 12/15/26 (Call 09/15/26)	5	5,766
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	50	56,109
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(b)	10	10,027

		237,385

Commercial Services — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32(b)	10	10,750
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 10.50%, 05/15/25 (Call 05/15/22)(b)	10	11,650
ERAC USA Finance LLC 3.80%, 11/01/25 (Call 08/01/25)(b)	25	27,995
7.00%, 10/15/37(b)	15	21,108
IHS Markit Ltd., 5.00%, 11/01/22 (Call 08/01/22)(b)	5	5,373
Moody’s Corp. 3.25%, 05/20/50 (Call 11/20/49)	5	5,516
3.75%, 03/24/25 (Call 02/24/25)	25	28,328
5.25%, 07/15/44	10	13,899
PayPal Holdings Inc. 1.35%, 06/01/23	25	25,601
2.65%, 10/01/26 (Call 08/01/26)	10	10,971
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(b)	15	15,736

Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	$25	$29,514
Sabre GLBL Inc., 9.25%, 04/15/25 (Call 03/16/25)(b)	10	11,117
Service Corp. International/U.S., 3.38%, 08/15/30 (Call 08/15/25)	5	5,094
United Rentals North America Inc. 3.88%, 02/15/31 (Call 08/15/25)	5	5,170
4.00%, 07/15/30 (Call 07/15/25)	15	15,679

		243,501

Computers — 1.0%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,186
Dell International LLC/EMC Corp. 5.30%, 10/01/29 (Call 07/01/29)(b)	5	5,709
6.02%, 06/15/26 (Call 03/15/26)(b)	10	11,740
7.13%, 06/15/24 (Call 06/15/21)(b)	20	20,793
8.35%, 07/15/46 (Call 01/15/46)(b)	15	20,290
DXC Technology Co., 4.13%, 04/15/25 (Call 03/15/25)	25	27,069
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	20	20,644
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)	25	25,919
6.20%, 10/15/35 (Call 04/15/35)	10	12,398
6.35%, 10/15/45 (Call 04/15/45)	5	6,399
HP Inc. 2.20%, 06/17/25 (Call 05/17/25)	25	26,368
3.00%, 06/17/27 (Call 04/17/27)	25	27,107
6.00%, 09/15/41	5	6,119
NCR Corp. 5.00%, 10/01/28 (Call 08/20/23)(b)	5	5,040
8.13%, 04/15/25 (Call 04/15/22)(b)	15	16,749
Seagate HDD Cayman 4.09%, 06/01/29 (Call 03/01/29)(b)	25	26,778
4.88%, 03/01/24 (Call 01/01/24)	25	27,386

		291,694

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(b)	10	10,655
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	25	28,288
Procter & Gamble Co. (The), 3.55%, 03/25/40	5	6,132

		45,075

Distribution & Wholesale — 0.2%
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(b)	15	15,974
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	25	26,237
4.60%, 06/15/45 (Call 12/15/44)	5	6,454

		48,665

Diversified Financial Services — 1.7%
Ally Financial Inc. 4.13%, 02/13/22	50	51,861
5.75%, 11/20/25 (Call 10/20/25)	15	16,805
8.00%, 11/01/31	25	34,002
American Express Co. 3.00%, 10/30/24 (Call 09/29/24)	10	10,899
3.40%, 02/27/23 (Call 01/27/23)	25	26,749
3.40%, 02/22/24 (Call 01/22/24)	50	54,796
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	25	25,844
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	10	10,992

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	$50	$54,852
5.30%, 09/15/43 (Call 03/15/43)	5	7,300
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	10	10,406
4.25%, 09/21/48 (Call 03/21/48)	25	31,449
Legg Mason Inc., 4.75%, 03/15/26	50	59,522
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/21)(b)	10	10,400
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	5	6,149
3.85%, 03/26/50 (Call 09/26/49)	25	31,523
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(b)	10	10,602
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	10	10,867
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	15	15,813
4.30%, 12/14/45 (Call 06/14/45)	25	33,531

		514,362

Electric — 0.1%
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	5	5,427
3.65%, 06/15/24 (Call 03/15/24)	10	10,976

		16,403

Electrical Components & Equipment — 0.2%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	10	10,384
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 07/01/23)(b)	10	10,430
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/21)	20	20,616
7.13%, 06/15/25 (Call 06/15/22)(b)	5	5,509
7.25%, 06/15/28 (Call 06/15/23)(b)	5	5,572

		52,511

Electronics — 0.2%
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	25	27,171
4.88%, 06/15/29 (Call 03/15/29)	25	28,652
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	11,983
Sensata Technologies Inc., 3.75%, 02/15/31 (Call 02/15/26)(b)	5	5,011

		72,817

Engineering & Construction — 0.0%
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	5	5,098

Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,850
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	15	16,044

		20,894

Environmental Control — 0.1%
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	6,114
4.15%, 07/15/49 (Call 01/15/49)	10	12,546

		18,660

Food — 0.2%
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	10	12,253
General Mills Inc., 4.15%, 02/15/43 (Call 08/15/42)	5	6,216
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	25	27,913
4.38%, 03/15/45	10	12,028
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(b)	15	15,835

		74,245

Security	Par (000)	Value

Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	$5	$6,008
4.80%, 06/15/44 (Call 12/15/43)	10	12,233

		18,241

Hand & Machine Tools — 0.1%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	10,577
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)	25	26,338

		36,915

Health Care - Products — 0.0%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	10	10,427

Health Care - Services — 1.4%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/23)(b)	10	10,434
Centene Corp. 4.63%, 12/15/29 (Call 12/15/24)	25	27,436
5.38%, 08/15/26 (Call 08/15/21)(b)	20	21,149
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(b)	15	15,753
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/23)	10	10,260
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	30	31,487
4.13%, 06/15/29 (Call 03/15/29)	10	11,500
4.50%, 02/15/27 (Call 08/15/26)	50	57,003
5.25%, 06/15/26 (Call 12/15/25)	50	58,991
5.25%, 06/15/49 (Call 12/15/48)	5	6,277
5.38%, 02/01/25	20	22,503
5.50%, 06/15/47 (Call 12/15/46)	15	19,026
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	25	26,295
4.88%, 04/01/30 (Call 01/01/30)	50	62,784
4.95%, 10/01/44 (Call 04/01/44)	25	33,497

		414,395

Home Builders — 0.1%
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	10	10,848
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	10	10,979
Taylor Morrison Communities Inc., 5.13%, 08/01/30 (Call 02/01/30)(b)	5	5,428

		27,255

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.88%, 02/07/50 (Call 08/07/49)	5	5,493
Spectrum Brands Inc., 5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,551

		16,044

Housewares — 0.1%
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	25	27,058

Insurance — 1.8%
Allstate Corp. (The)
3.15%, 06/15/23	50	53,865
3.85%, 08/10/49 (Call 02/10/49)	20	24,193
AXA SA, 8.60%, 12/15/30	25	37,935
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	25	28,565
5.00%, 04/20/48 (Call 10/20/47)	25	29,801
Lincoln National Corp., 4.35%, 03/01/48 (Call 09/01/47)	5	5,847
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)	50	55,458
4.38%, 03/15/29 (Call 12/15/28)	5	6,087
4.75%, 03/15/39 (Call 09/15/38)	25	33,540
4.90%, 03/15/49 (Call 09/15/48)	5	7,046

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MGIC Investment Corp., 5.75%, 08/15/23	$10	$10,700
Nationwide Financial Services Inc., 3.90%, 11/30/49 (Call 05/30/49)(b)	25	25,627
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	5	8,153
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	50	55,467
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	5	6,532
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	25	26,406
3.70%, 03/13/51 (Call 09/13/50)	15	16,846
4.60%, 05/15/44	5	6,203
5.63%, 06/15/43 (Call 06/15/23)(a)	50	53,636
5.70%, 09/15/48 (Call 09/15/28)(a)	25	28,876
Series B, 5.75%, 07/15/33	5	6,872
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	5	6,210
5.35%, 11/01/40	5	7,039
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	15	17,888

		558,792

Internet — 0.5%
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	10	9,745
2.00%, 08/15/26 (Call 05/15/26)	25	26,863
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	15	16,844
4.63%, 04/13/30 (Call 01/13/30)	5	6,044
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	25	25,856
4.00%, 07/15/42 (Call 01/15/42)	25	27,859
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/21)(b)	10	10,235
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	15	16,065

		139,511

Iron & Steel — 0.0%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	10	10,793

Lodging — 0.1%
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28 (Call 05/01/23)(b)	15	15,864
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	15	15,918

		31,782

Machinery — 1.2%
Caterpillar Financial Services Corp.
2.15%, 11/08/24	20	21,281
2.40%, 06/06/22	50	51,815
2.85%, 05/17/24	25	27,032
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	10	10,999
2.60%, 04/09/30 (Call 01/09/30)	10	10,986
3.25%, 04/09/50 (Call 10/09/49)	25	28,400
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	10	11,430
3.75%, 04/15/50 (Call 10/15/49)	5	6,159
John Deere Capital Corp.
2.80%, 07/18/29	10	11,186
3.20%, 01/10/22	25	25,970
3.40%, 09/11/25	25	28,291
3.65%, 10/12/23	75	82,361
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	10	10,390

Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)(b)	$5	$5,339
3.11%, 02/15/40 (Call 08/15/39)(b)	5	5,344
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(b)	10	10,236
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	10	13,221
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	10	10,397

		370,837

Manufacturing — 0.3%
Eaton Corp.
2.75%, 11/02/22	10	10,504
4.15%, 11/02/42	15	18,688
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	10	10,714
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	12,557
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	10	11,303
4.00%, 06/14/49 (Call 12/14/48)	10	12,188
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	5	6,936
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49 (Call 09/21/48)	10	12,595

		95,485

Media — 0.7%
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)	15	14,687
Discovery Communications LLC
4.65%, 05/15/50 (Call 11/15/49)	5	5,706
4.88%, 04/01/43	10	11,400
5.00%, 09/20/37 (Call 03/20/37)	5	5,929
5.20%, 09/20/47 (Call 03/20/47)	25	29,939
Gray Television Inc., 5.13%, 10/15/24 (Call 10/15/20)(b)	20	20,500
iHeartCommunications Inc., 5.25%, 08/15/27 (Call 08/15/22)(b)	20	20,071
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	20	21,047
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,556
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/23)(b)	15	15,129
Univision Communications Inc., 9.50%, 05/01/25 (Call 05/01/22)(b)	20	22,006
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	15	15,950

		208,920

Mining — 0.2%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(b)	15	16,274
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	5	5,440
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	25	27,635

		49,349

Office & Business Equipment — 0.0%
Xerox Corp., 3.80%, 05/15/24	10	10,221
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	5	5,113

		15,334

Packaging & Containers — 0.1%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	5	4,993
4.88%, 03/15/26 (Call 12/15/25)	15	16,839
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	10	10,650
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(b)	10	10,660

		43,142

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 0.1%
Elanco Animal Health Inc., 5.90%, 08/28/28 (Call 05/28/28)	$10	$11,850
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	25	33,010

		44,860

Real Estate — 0.8%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	10	10,572
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(b)	5	5,077
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(b)	10	10,509
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(c)	200	205,952

		232,110

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities Inc.
4.00%, 02/01/50 (Call 08/01/49)	5	6,087
4.70%, 07/01/30 (Call 04/01/30)	10	12,389
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	25	26,634
3.38%, 10/15/26 (Call 07/15/26)	10	11,252
3.70%, 10/15/49 (Call 04/15/49)	10	11,332
5.00%, 02/15/24	50	57,083
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	50	53,985
3.25%, 01/30/31 (Call 10/30/30)	5	5,463
4.50%, 12/01/28 (Call 09/01/28)	25	29,695
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	25	26,254
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	50	51,736
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	25	25,418
3.65%, 09/01/27 (Call 06/01/27)	25	28,295
4.15%, 07/01/50 (Call 01/01/50)	5	5,954
5.25%, 01/15/23	25	27,708
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	24	24,347
1.80%, 07/15/27 (Call 05/15/27)	25	25,476
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	50	55,613
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	10	11,179
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	25	24,350
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	5	5,135
4.88%, 09/15/29 (Call 09/15/24)(b)	15	15,558
5.25%, 07/15/30 (Call 07/15/25)(b)	10	10,615
Kimco Realty Corp., 4.45%, 09/01/47 (Call 03/01/47)	5	5,485
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(b)	15	16,103
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	50	59,848
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	10	10,320
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(b)	10	10,381
4.88%, 09/01/24 (Call 09/01/20)	20	20,482
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	5	4,828
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(b)	15	15,849
Ventas Realty LP
3.85%, 04/01/27 (Call 01/01/27)	5	5,358
4.75%, 11/15/30 (Call 08/15/30)	25	28,408
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	10	10,027

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/15/27 (Call 02/15/23)(b)	$15	$14,939
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	24,841
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	10	10,185
4.00%, 06/01/25 (Call 03/01/25)	75	84,566
4.13%, 03/15/29 (Call 09/15/28)	20	22,440
4.95%, 09/01/48 (Call 03/01/48)	5	6,036
6.50%, 03/15/41 (Call 09/15/40)	10	13,217

		914,871

Retail — 2.0%
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(b)	10	9,922
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(b)	10	11,416
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	5	4,989
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	50	54,753
2.95%, 06/15/29 (Call 03/15/29)	5	5,635
3.25%, 03/01/22	25	26,121
3.30%, 04/15/40 (Call 10/15/39)	35	39,918
3.35%, 04/15/50 (Call 10/15/49)	25	28,665
4.50%, 12/06/48 (Call 06/06/48)	5	6,686
5.95%, 04/01/41 (Call 10/01/40)	5	7,617
Lowe’s Companies Inc.
4.00%, 04/15/25 (Call 03/15/25)	15	17,154
4.05%, 05/03/47 (Call 11/03/46)	5	5,961
4.55%, 04/05/49 (Call 10/05/48)	10	12,776
5.00%, 04/15/40 (Call 10/15/39)	25	33,206
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	25	26,137
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	5	3,477
6.95%, 03/15/28	5	5,071
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	15	15,936
3.55%, 08/15/29 (Call 05/15/29)	100	115,157
3.80%, 08/15/25 (Call 06/15/25)	50	56,917
4.50%, 11/15/48 (Call 05/15/48)	5	6,109
Target Corp.
3.63%, 04/15/46	5	6,170
4.00%, 07/01/42	25	32,100
TJX Companies Inc. (The), 3.75%, 04/15/27 (Call 02/15/27)	25	28,784
Walgreen Co., 3.10%, 09/15/22	5	5,245
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	40	43,938
4.80%, 11/18/44 (Call 05/18/44)	5	5,476

		615,336

Semiconductors — 1.0%
Analog Devices Inc., 2.88%, 06/01/23 (Call 03/01/23)	25	26,421
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	25	26,357
3.90%, 10/01/25 (Call 07/01/25)	25	28,844
5.10%, 10/01/35 (Call 04/01/35)	15	21,020
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/23)(b)	15	15,635
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	25	25,888
3.75%, 03/15/26 (Call 01/15/26)	25	28,759
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	25	26,533
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	25	29,152
NVIDIA Corp. 3.50%, 04/01/40 (Call 10/01/39)	15	17,281

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 04/01/50 (Call 10/01/49)	$15	$17,027
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,213
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	25	28,110

		296,240

Software — 1.4%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	5	4,691
2.60%, 06/15/22 (Call 05/15/22)	50	51,974
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	10	10,646
3.50%, 07/01/29 (Call 04/01/29)	5	5,696
4.40%, 07/01/49 (Call 01/01/49)	5	6,332
Microsoft Corp.
2.65%, 11/03/22 (Call 09/03/22)	10	10,487
2.88%, 02/06/24 (Call 12/06/23)	25	26,996
3.30%, 02/06/27 (Call 11/06/26)	35	40,094
3.45%, 08/08/36 (Call 02/08/36)	50	60,248
3.63%, 12/15/23 (Call 09/15/23)	24	26,422
3.70%, 08/08/46 (Call 02/08/46)	45	56,188
4.45%, 11/03/45 (Call 05/03/45)	25	34,724
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,548
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	25	26,079
4.65%, 05/15/27 (Call 03/15/27)	15	17,492
4.70%, 05/15/30 (Call 02/15/30)	25	29,454

		423,071

Telecommunications — 2.5%
British Telecommunications PLC, 9.63%, 12/15/30	25	40,674
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	25	25,388
3.50%, 06/15/25	10	11,447
5.50%, 01/15/40	10	14,736
5.90%, 02/15/39	5	7,563
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(b)	20	20,700
8.25%, 03/01/27 (Call 03/01/22)(b)	15	16,221
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	5	6,010
5.45%, 11/15/79 (Call 05/15/79)	10	12,704
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	10	10,432
Motorola Solutions Inc., 4.00%, 09/01/24	50	55,360
Nokia OYJ, 4.38%, 06/12/27	10	10,950
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	75	82,651
4.35%, 05/01/49 (Call 11/01/48)	5	6,225
Telecom Italia Capital SA, 6.38%, 11/15/33	20	24,771
Telefonica Emisiones SA, 7.05%, 06/20/36	20	29,017
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	15	18,132
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	5	5,948
3.88%, 02/08/29 (Call 11/08/28)	50	59,160
4.13%, 03/16/27	25	29,571
4.15%, 03/15/24 (Call 12/15/23)	25	27,926
4.33%, 09/21/28	50	60,530
4.52%, 09/15/48	50	65,794
4.81%, 03/15/39	25	33,013
4.86%, 08/21/46	15	20,306
5.15%, 09/15/23	25	28,479

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37	$25	$33,879
7.75%, 12/01/30	10	15,511

		773,098

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.90%, 11/19/29 (Call 08/19/29)	25	26,233
6.35%, 03/15/40	5	5,904

		32,137

Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	20	20,019
6.38%, 11/15/37	10	15,471
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	25	26,180
5.95%, 05/15/37	15	21,776
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	15	16,885
4.40%, 03/01/43 (Call 09/01/42)	10	12,260
4.50%, 08/01/54 (Call 02/01/54)	15	19,726
5.50%, 04/15/41 (Call 10/15/40)	5	6,818
6.15%, 05/01/37	5	7,023
Kansas City Southern, 4.95%, 08/15/45 (Call 02/15/45)	5	5,402
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	50	53,443
United Parcel Service Inc.
2.45%, 10/01/22	25	26,083
3.40%, 09/01/49 (Call 03/01/49)	5	5,682
4.45%, 04/01/30 (Call 01/01/30)	20	25,212

		261,980

Trucking & Leasing — 0.0%
Aviation Capital Group LLC, 4.13%, 08/01/25 (Call 06/01/25)(b)	5	4,823

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	5	5,903
4.00%, 12/01/46 (Call 06/01/46)	25	30,251

		36,154

Total Corporate Bonds & Notes — 33.9% (Cost: $10,118,127)		10,254,973

Foreign Government Obligations

Brazil — 0.5%
Brazilian Government International Bond, 10.13%, 05/15/27	100	137,130

Canada — 1.2%
Canada Government International Bond
1.63%, 01/22/25	50	52,731
2.00%, 11/15/22	25	25,969
Export Development Canada,1.38%, 02/24/23	75	77,054
Province of British Columbia Canada,2.00%, 10/23/22	25	25,918
Province of Ontario Canada,2.50%, 04/27/26	100	109,877
Province of Quebec Canada
1.35%, 05/28/30	25	25,727
Series QO, 2.88%, 10/16/24	50	54,861

		372,137

Colombia — 0.5%
Colombia Government International Bond, 7.38%, 09/18/37	100	143,585

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan — 0.7%
Japan Bank for International Cooperation, 1.75%, 01/23/23	$200	$206,402

Peru — 0.3%
Peruvian Government International Bond, 2.39%, 01/23/26 (Call 12/23/25)	100	105,217

Russia — 0.9%
Russian Foreign Bond-Eurobond,5.63%, 04/04/42(c)	200	273,016

South Korea — 0.7%
Korea International Bond,2.75%, 01/19/27	200	219,044

Supranational — 2.5%
Asian Development Bank
0.63%, 04/07/22	25	25,160
0.63%, 04/29/25	25	25,262
1.75%, 09/13/22	25	25,766
1.88%, 02/18/22	25	25,600
2.00%, 02/16/22	50	51,287
European Investment Bank
0.63%, 07/25/25	50	50,595
0.88%, 05/17/30	10	10,050
2.25%, 08/15/22	25	25,992
2.38%, 05/24/27	15	16,758
2.50%, 03/15/23	50	52,880
3.13%, 12/14/23	50	54,697
3.25%, 01/29/24	25	27,535
Inter-American Development Bank
0.88%, 04/03/25	15	15,329
1.75%, 09/14/22	75	77,306
2.25%, 06/18/29	50	56,050
3.00%, 10/04/23	50	54,221
3.00%, 02/21/24	25	27,327
International Bank for Reconstruction & Development
0.75%, 08/26/30	25	24,721
1.63%, 01/15/25	50	52,694
2.50%, 03/19/24	50	53,907

		753,137

United Arab Emirates — 0.7%
Abu Dhabi Government International Bond, 3.13%, 10/11/27(c)	200	222,669

Total Foreign Government Obligations — 8.0% (Cost: $2,421,274)		2,432,337

U.S. Government Agency Obligations

Mortgage-Backed Securities — 24.1%
Federal Home Loan Mortgage Corp., 3.00%, 07/01/50	75	79,497
Federal National Mortgage Association, 4.50%, 04/01/49	237	262,782
FHLMC Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24	75	82,285
Series K058, Class A2, 2.65%, 08/25/26	75	82,458
Government National Mortgage Association
2.50%, 09/01/50(d)	100	105,367
3.00%, 04/20/49	150	158,257
3.00%, 07/20/50	324	342,246
3.00%, 09/01/50(d)	150	157,945
3.50%, 09/21/50(d)	575	605,120
4.00%, 01/20/50	229	243,644
4.50%, 09/01/50(d)	125	134,194
5.00%, 09/01/50(d)	50	54,203

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 09/01/35(d)	$75	$78,037
2.00%, 09/14/50(d)	150	154,688
2.50%, 09/17/35(d)	300	314,713
2.50%, 09/01/50(d)	500	526,211
3.00%, 09/01/35(d)	300	314,941
3.00%, 04/01/50	49	52,098
3.00%, 08/01/50	50	52,644
3.00%, 09/01/50(d)	154	162,169
3.00%, 09/14/50(d)	1,050	1,106,848
3.50%, 09/01/35(d)	125	132,097
3.50%, 12/01/49	966	1,029,174
4.00%, 08/01/49	619	679,588
4.00%, 09/14/50(d)	200	213,164
4.50%, 09/14/50(d)	75	81,003
5.00%, 09/01/49	85	92,693

		7,298,066

U.S. Government Agency Obligations — 0.2%
Federal National Mortgage Association, Series 2017-M15, Class A2, 3.78%, 08/25/30(a)	50	60,059

U.S. Government Obligations — 32.7%
U.S. Treasury Note/Bond 0.13%, 05/31/22	2,700	2,699,262
0.13%, 05/15/23	1,800	1,799,156
0.25%, 05/31/25	1,250	1,249,902
0.50%, 05/31/27	1,000	1,002,500
0.63%, 05/15/30	535	532,241
1.13%, 05/15/40	300	295,828
1.25%, 05/15/50	435	413,250
1.63%, 12/31/21	400	407,875
2.63%, 06/30/23	200	213,984
2.75%, 08/15/42	190	242,963
2.88%, 08/15/45	300	393,797
3.00%, 11/15/45	500	671,094

		9,921,852

Total U.S. Government Agency Obligations — 57.0% (Cost: $17,249,615)		17,279,977

Short-Term Investments

Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(e)(f)	4,212	4,215,851
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.07%(e)(f)	100	100,000

		4,315,851

Total Short-Term Investments — 14.3% (Cost: $4,317,083)		4,315,851

Total Investments Before TBA Sales Commitments — 114.3% (Cost: $34,440,019)		34,620,554

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(d)

Mortgage-Backed Securities — (1.1)%
Uniform Mortgage-Backed Securities
3.00%, 09/14/50	(279)	$(294,264)
4.00%, 09/14/50	(25)	(26,646)

		(320,910)

Total TBA Sales Commitments — (1.1)% (Proceeds: $(321,187))		(320,910)

Total Investments, Net of TBA Sales Commitments — 113.2% (Cost: $34,118,832)		34,299,644

Other Assets, Less Liabilities — (13.2)%		(4,003,344)

Net Assets — 100.0%		$30,296,300

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	TBA transaction. (e) Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/23/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss )	Change in Unrealized Appreciation (Depreciation )	Value at 08/31/20	Shares Held at 08/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$4,217,456(b	)	$—	$(373)	$(1,232)	$4,215,851	4,212	$3,812	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	—		100,000(b	)	—	—	—	100,000	100	550	—

						$(373)	$(1,232)	$4,315,851		$4,362	$—

(a)	The Fund commenced operations on June 23, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$337,416	$—	$337,416
Corporate Bonds & Notes	—	10,254,973	—	10,254,973
Foreign Government Obligations	—	2,432,337	—	2,432,337
U.S. Government & Agency Obligations	—	17,279,977	—	17,279,977
Money Market Funds	4,315,851	—	—	4,315,851

	4,315,851	30,304,703	—	34,620,554

Liabilities
TBA Sales Commitments	—	(320,910)	—	(320,910)

	$4,315,851	$29,983,793	$—	$34,299,644

See notes to financial statements.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

August 31, 2020

iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$30,304,703
Affiliated(b)	4,315,851
Receivables:
Investments sold	453,583
TBA sales commitments	321,187
Dividends	1,597
Interest	149,397

Total assets	35,546,318

LIABILITIES
TBA sales commitments, at value	320,910
Payables:
Investments purchased	4,926,019
Investment advisory fees	3,089

Total liabilities	5,250,018

NET ASSETS	$30,296,300

NET ASSETS CONSIST OF:
Paid-in capital	$30,064,067
Accumulated earnings	232,233

NET ASSETS	$30,296,300

Shares outstanding	600,000

Net asset value	$50.49

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$30,122,936
(b) Investments, at cost — Affiliated	$4,317,083

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	14

Statement of Operations  (unaudited)

Period Ended August 31, 2020

iShares ESG Advanced Total USD Bond Market ETF (a)

INVESTMENT INCOME
Dividends — Affiliated	$4,362
Interest — Unaffiliated	63,243

Total investment income	67,605

EXPENSES
Investment advisory fees	6,626

Total expenses	6,626

Less:
Investment advisory fees waived	(17)

Total expenses after fees waived	6,609

Net investment income	60,996

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	26,629
Investments — Affiliated	(373)

Net realized gain	26,256

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	182,044
Investments — Affiliated	(1,232)

Net change in unrealized appreciation (depreciation)	180,812

Net realized and unrealized gain	207,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$268,064

(a)	For the period from June 23, 2020 (commencement of operations) to August 31, 2020.

See notes to financial statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets

	iShares ESG Advanced Total USD Bond Market ETF

	Period From 06/23/20 to 08/31/20 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$60,996
Net realized gain	26,256
Net change in unrealized appreciation (depreciation)	180,812

Net increase in net assets resulting from operations	268,064

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	(35,831)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	30,064,067

NET ASSETS
Total increase in net assets	30,296,300
Beginning of period	—

End of period	$30,296,300

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	16

Financial Highlights

(For a share outstanding throughout the period)

	iShares ESG Advanced Total USD Bond Market ETF

	Period From 06/23/20 to 08/31/20 (unaudited)	(a)

Net asset value, beginning of period	$50.00

Net investment income(b)	0.11
Net realized and unrealized gain(c)	0.44

Net increase from investment operations	0.55

Distributions
From net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$50.49

Total Return
Based on net asset value	1.10	%(d)

Ratios to Average Net Assets
Total expenses	0.12	%(e)

Total expenses after fees waived	0.12	%(e)

Net investment income	1.10	%(e)

Supplemental Data
Net assets, end of period (000)	$30,296

Portfolio turnover rate(f)(g)	63	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
ESG Advanced Total USD Bond Market(a)	Non-diversified

(a)	The Fund commenced operations on June 23, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed - income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued

N O T E S T O F I N A N C I A L S T A T E M E N T S	18

Notes to Financial Statements  (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

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Notes to Financial Statements  (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the period ended August 31, 2020, purchases and sales of investments, including TBA rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Total USD Bond Market	$31,688,007	$16,080,660	$11,763,869	$1,134,390

For the period ended August 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Total USD Bond Market	$3,580,170	$—

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2020, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of August 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Total USD Bond Market	$34,441,546	$206,452	$(27,444)	$179,008

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

N O T E S T O F I N A N C I A L S T A T E M E N T S	20

Notes to Financial Statements  (unaudited) (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honor its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 08/31/20
iShares ETF	Shares	Amount
ESG Advanced Total USD Bond Market Shares sold	600,000	$30,064,067

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares ESG Advanced Total USD Bond Market ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	22

Board Review and Approval of Investment Advisory Contract  (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Advanced Total USD Bond Market(a)	$0.056595	$—	$0.003123	$0.059718	95%	—%	5%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	24

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	26

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-215-0820

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 06, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 06, 2020

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: November 06, 2020